UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116-5021
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2013

Date of reporting period: December 31, 2012

Item 1.     Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.52%

ALASKA — 1.03%
Borough of North Slope GO
Series A
0.00%, 06/30/13	(NPFGC)	$100	$99,800
City of Anchorage GO
Series D
4.50%, 08/01/13	(AMBAC)	185	189,599
State of Alaska GO
Series B
5.25%, 07/15/13	(AGM)	100	102,723

			392,122
ARIZONA — 4.00%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 07/01/13		150	153,573
Arizona State University Board of Regents RB University Revenue
5.00%, 07/01/13	(AGM)	100	102,346
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.25%, 07/01/13		150	153,714
City of Glendale RB Sewer Revenue
5.25%, 07/01/13	(NPFGC-FGIC)	100	102,446
City of Phoenix GO
Series A
5.00%, 07/01/13		105	107,491
City of Phoenix GOL
5.00%, 07/01/13		150	153,588
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	102,359
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13	(AGM)	125	127,850
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13	(AGM)	100	101,868

Security		Principal (000s)	Value

Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/13		$100	$102,275
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	105	107,499
Pima County GO
5.00%, 07/01/13	(NPFGC)	100	102,392
Pima County Unified School District No. 1 Tucson GO
Series A
5.00%, 07/01/13	(AGM)	100	102,301

			1,519,702
CALIFORNIA — 22.31%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20	(PR 07/01/13) (AGM)	200	205,014
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		545	554,303
5.00%, 06/15/13		1,550	1,583,511
Cerritos Community College District GO
Series A
5.00%, 08/01/27	(PR 08/01/13) (NPFGC)	200	207,550
Chabot-Las Positas Community College District GO
0.00%, 08/01/13	(AMBAC)	250	249,515
City & County of San Francisco GO
Series 2008
5.00%, 06/15/13		250	255,510
City of Los Angeles RB Sewer Revenue
Series A
4.00%, 06/01/13	(NPFGC)	100	101,587

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

County of Sacramento RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/13		$165	$168,351
El Camino Community College District GO
Series A
5.00%, 08/01/18	(PR 08/01/13) (NPFGC)	350	359,719
Los Angeles Community College District GO
Series E
5.00%, 08/01/13	(AGM)	110	113,043
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13	(NPFGC)	100	102,522
Series A
3.00%, 07/01/13		225	228,170
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/13	(NPFGC)	250	255,968
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13	(AMBAC)	100	102,372
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	100	102,392
5.00%, 07/01/24	(PR 07/01/13) (AGM)	470	481,195
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	315	322,503
5.25%, 07/01/20	(PR 07/01/13) (AGM)	150	153,761
5.38%, 07/01/18	(PR 07/01/13) (NPFGC)	250	256,425
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	95	97,500

Security		Principal (000s)	Value

Series F
5.00%, 07/01/13	(FGIC)	$100	$102,392
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	250	255,955
Series G
4.00%, 07/01/13	(AMBAC)	100	101,893
Series KRY
5.00%, 07/01/13		135	138,229
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13		100	102,398
Series D
5.00%, 07/01/13		100	102,408
Morgan Hill Unified School District GO
5.00%, 08/01/13	(AMBAC)	150	153,752
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series X
3.00%, 08/15/13		100	101,653
San Jose Unified School District GO
Series C
4.00%, 08/01/13	(NPFGC-FGIC)	100	102,219
Solano County Community College District GO
Series A
5.00%, 08/01/19	(PR 08/01/13) (NPFGC)	150	154,166
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13		100	102,976
State of California GO
5.00%, 06/01/13		180	183,506
Series A
5.25%, 07/01/13		320	327,923
5.25%, 07/01/13	(AGM-CR)	100	102,528
5.25%, 07/01/13	(NPFGC)	535	548,309

			8,481,218

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

COLORADO — 0.97%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	$260	$266,237
University of Colorado Regents RB College & University Revenue
Series A
5.00%, 06/01/20	(PR 06/01/13) (NPFGC)	100	101,988

			368,225
CONNECTICUT — 0.86%
State of Connecticut GO
Series B
5.00%, 06/01/13	(NPFGC)	120	122,399
Series E
5.00%, 08/15/13		100	102,980
State of Connecticut ST Special Tax Revenue
Series A
5.00%, 08/01/13	(AMBAC)	100	102,815

			328,194
DELAWARE — 0.50%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13	(NPFGC)	185	189,446

			189,446
DISTRICT OF COLUMBIA — 1.07%
District of Columbia GO
Series B
5.00%, 06/01/13	(AGM)	100	101,938
5.00%, 06/01/13	(AMBAC)	300	305,712

			407,650
FLORIDA — 4.89%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13		80	81,554
5.00%, 07/01/13		175	179,165

Security		Principal (000s)	Value

Florida State Board of Education GO
Series B
5.25%, 06/01/13		$110	$112,310
Series C
3.75%, 06/01/13	(AMBAC, GTD)	100	101,467
5.00%, 06/01/13		100	101,987
5.00%, 06/01/13	(GTD)	100	101,987
Series G
5.25%, 06/01/13	(NPFGC-FGIC)	50	51,050
Series I
5.00%, 06/01/13	(GTD)	175	178,477
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13		125	127,338
Florida State Department of Environmental Protection RB Miscellaneous Revenue
Series B
6.00%, 07/01/13	(AMBAC)	100	102,864
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13	(AMBAC)	260	266,133
Series D
5.00%, 07/01/13		245	250,780
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	102,331
State of Florida GO
Series A
5.25%, 07/01/13		100	102,507

			1,859,950
GEORGIA — 2.16%
Chatham County School District GO
5.25%, 08/01/13	(AGM)	100	102,922
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/13	(AGM)	100	101,967

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	$100	$101,962
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13	(GTD)	105	107,316
State of Georgia GO
Series D
5.00%, 07/01/13		100	102,403
Series E
4.00%, 07/01/13		300	305,709

			822,279
HAWAII — 0.87%
City & County of Honolulu GO
Series B
5.00%, 07/01/13	(NPFGC)	100	102,382
City & County of Honolulu RB Wastewater Revenue
Series C
4.00%, 07/01/13	(NPFGC)	100	101,857
State of Hawaii GO
Series DQ
4.00%, 06/01/13		125	126,969

			331,208
ILLINOIS — 2.24%
Chicago Board of Education GO
Series A
5.25%, 12/01/16	(PR 06/01/13) (NPFGC)	135	137,797
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13	(AMBAC)	105	106,945
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13	(NPFGC-FGIC)	100	102,137
State of Illinois GO
First Series
5.50%, 08/01/13	(NPFGC)	300	308,532

Security		Principal (000s)	Value

State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13		$100	$101,928
First Series
5.25%, 06/15/13	(AGM)	90	92,029

			849,368
INDIANA — 2.18%
Indiana State Office Building Commission RB Lease Appropriation
5.25%, 07/01/17	(PR 07/01/13) (NPFGC)	200	204,912
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	100	101,981
5.25%, 06/01/14	(PR 06/01/13) (AGM)	150	153,128
5.25%, 06/01/16	(PR 06/01/13) (AGM)	210	214,378
IPS Multi-School Building Corp. RB Lease Revenue
5.00%, 01/15/28	(PR 07/15/13) (NPFGC)	150	153,849

			828,248
IOWA — 0.27%
State of Iowa RB General Fund Revenue
Series A
4.00%, 06/01/13		100	101,551

			101,551
KENTUCKY — 0.27%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13		100	102,830

			102,830
LOUISIANA — 0.31%
State of Louisiana GO
Series A
5.00%, 08/01/13	(NPFGC)	115	118,194

			118,194

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MAINE — 0.55%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13	(AGM)	$105	$107,574
State of Maine GO
0.00%, 07/15/13		100	99,842

			207,416
MARYLAND — 2.37%
County of Harford GO
Series A
5.00%, 07/01/13		150	153,619
Maryland State Transportation Authority RB Transit Revenue
5.25%, 07/01/13	(AGM)	100	102,522
State of Maryland GO
Second Series
5.00%, 08/01/16	(PR 08/01/13)	310	318,609
Series A
3.00%, 08/15/13		220	223,835
Washington Suburban Sanitary District GO
4.00%, 06/01/13		100	101,596

			900,181
MASSACHUSETTS — 3.99%
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/13		125	128,668
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13		115	118,374
Series D
4.38%, 08/01/13		125	128,031
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13		100	102,181
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/13		100	102,204

Security		Principal (000s)	Value

Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/13		$150	$153,792
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series L
5.00%, 07/01/13		100	102,413
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	100	102,980
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13		200	204,400
Series 13
5.00%, 08/01/13		140	143,938
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13	(NPFGC)	125	128,638
Town of Nantucket GOL
4.00%, 07/15/13		100	101,990

			1,517,609
MICHIGAN — 0.94%
City of Detroit School District GO
Series A
5.25%, 05/01/28	(PR 05/01/13) (FGIC, Q-SBLF)	250	254,153
City of Detroit Water Supply System RB Water Revenue
Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	100	102,497

			356,650

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MINNESOTA — 1.55%
State of Minnesota GO
5.00%, 08/01/13		$175	$179,839
5.00%, 08/01/18	(PR 08/01/13)	100	102,747
Series F
4.00%, 08/01/13		300	306,654

			589,240
NEVADA — 1.07%
Clark County School District GOL
Series A
5.00%, 06/15/13	(AGM)	200	204,274
5.00%, 06/15/13	(NPFGC-FGIC)	100	102,137
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13		100	101,981

			408,392
NEW JERSEY — 11.14%
County of Somerset GO
Series A
4.00%, 07/15/13		165	168,356
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	210	214,416
5.00%, 06/15/26	(PR 06/15/13)	220	224,627
5.00%, 06/15/28	(PR 06/15/13)	200	204,206
5.25%, 06/15/13		500	511,385
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	306,651
5.25%, 06/15/22	(PR 06/15/13) (FGIC)	250	255,542
New Jersey Educational Facilities Authority RB College & University Revenue
Series E
5.00%, 07/01/22	(PR 07/01/13)	100	102,382
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series A
5.50%, 06/15/13		250	256,000

Security		Principal (000s)	Value

Series C
5.00%, 06/15/13		$190	$194,127
5.50%, 06/15/16	(PR 06/15/13) (AGM)	115	117,760
5.50%, 06/15/17	(PR 06/15/13)	500	512,000
5.50%, 06/15/22	(PR 06/15/13)	690	706,560
State of New Jersey GO
5.00%, 08/01/13		100	102,779
Series H
5.25%, 07/01/13		250	256,275
Series L
5.25%, 07/15/13		100	102,704

			4,235,770
NEW MEXICO — 0.63%
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/13	(AMBAC)	100	102,135
State of New Mexico RB Miscellaneous Taxes
Series A-1
4.00%, 07/01/13		135	137,556

			239,691
NEW YORK — 9.59%
City of New York GO
Series A-1
5.00%, 08/01/13		100	102,714
Series B
5.00%, 08/01/13		150	154,071
Series C
5.00%, 08/15/13	(AGM)	155	159,532
Series E
5.25%, 08/01/13		235	241,721
Series F
5.00%, 08/01/13		145	148,945
Series G
5.00%, 08/01/13		425	436,534
Series J
5.50%, 06/01/23	(PR 06/01/13)	425	434,333
Series J-1
5.00%, 08/01/13		120	123,257

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/13		$115	$117,331
New York City Municipal Water Finance Authority RB Water Revenue
Series C
5.00%, 06/15/13		100	102,190
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/13	(NPFGC-FGIC)	100	102,026
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/13		235	240,117
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series C
5.50%, 06/01/13	(SAW)	200	204,368
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13		100	102,403
5.00%, 07/01/13	(GOI)	175	179,160
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/13		100	102,176
New York State Dormitory Authority RB Lease Revenue
Series A
4.00%, 07/01/13		100	101,863
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13		100	101,822
5.00%, 07/01/13	(NPFGC-FGIC)	150	153,555
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13		100	102,426
Series A
5.00%, 06/15/13		230	235,055

			3,645,599

Security		Principal (000s)	Value

OHIO — 3.44%
City of Cleveland GOL
5.25%, 08/01/22	(PR 08/01/13) (FGIC)	$100	$102,922
City of Columbus GO
5.00%, 12/01/31	(PR 06/01/13) (FGIC)	500	509,940
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13		105	107,096
Series A
5.00%, 06/01/13		100	102,012
State of Ohio GO
Series C
5.00%, 08/01/13		250	256,912
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/13	(AGM)	225	229,847

			1,308,729
OKLAHOMA — 0.26%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		95	96,759

			96,759
PENNSYLVANIA — 1.58%
City of Philadelphia RB Water & Wastewater Revenue
Series A
4.00%, 06/15/13	(AGM)	100	101,686
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13		125	127,965
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	160	163,819
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13		100	102,456

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13		$100	$102,922

			598,848
PUERTO RICO — 2.17%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/13	(FGIC)	250	254,237
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13	(NPFGC)	150	152,371
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/13	(AMBAC)	110	111,865
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	200	203,502
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13	(AGM)	100	101,865

			823,840
SOUTH CAROLINA — 0.27%
State of South Carolina GO
Series B
3.13%, 07/01/13		100	101,461

			101,461
TEXAS — 4.40%
City of El Paso GOL
5.25%, 08/15/13	(NPFGC-FGIC)	100	103,092
City of San Antonio GOL
3.50%, 08/01/13		100	101,915
County of Denton GOL
4.00%, 07/15/13	(NPFGC)	150	153,035
County of Harris GO
Series A
3.75%, 08/15/13		100	102,197

Security		Principal (000s)	Value

Ector County Independent School District GO
5.25%, 08/15/27	(PR 08/15/13) (PSF)	$100	$103,116
El Paso Independent School District GO
5.00%, 08/15/13		160	164,566
Lewisville Independent School District GO
5.00%, 08/15/13	(PSF)	100	102,967
Mesquite Independent School District GO
5.00%, 08/15/13	(PSF)	120	123,560
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		200	204,764
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/13		100	102,555
University of Texas System Board of Regents RB College & University Revenue
Series B
5.00%, 08/15/24	(PR 08/15/13)	250	257,403
Series C
5.25%, 08/15/13		150	154,713

			1,673,883
UTAH — 1.99%
County of Salt Lake GO
5.00%, 06/15/13		100	102,190
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13		30	30,742
State of Utah GO
4.00%, 07/01/13		100	101,903
Series A
5.00%, 07/01/13		100	102,403
5.00%, 07/01/15	(PR 07/01/13)	135	138,216

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Series B
4.00%, 07/01/13		$150	$152,854
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/13	(AGM)	125	127,720

			756,028
VIRGINIA — 2.64%
City of Richmond GO
Series A
5.00%, 07/15/13	(AGM)	100	102,582
Commonwealth of Virginia GO
Series A
5.00%, 06/01/13		125	127,505
County of Arlington GO
Series D
3.00%, 08/01/13		100	101,635
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13		300	308,325
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20	(PR 08/01/13)	120	123,282
Series B
5.00%, 08/01/13		135	138,787
Series C
4.75%, 08/01/26	(PR 08/01/13) (SAW)	100	102,589

			1,004,705
WASHINGTON — 4.91%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13		100	102,331
Clark County School District No. 114 Evergreen GO
5.25%, 06/01/17	(PR 06/01/13) (AGM, GTD)	250	255,230

Security		Principal (000s)	Value

Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	(NPFGC)	$300	$307,536
Series C
5.00%, 07/01/13		125	127,984
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13	(GTD)	100	101,992
Spokane County School District No. 81 Spokane GO
5.13%, 12/01/16	(PR 06/01/13) (AGM, GTD)	100	102,020
5.25%, 12/01/18	(PR 06/01/13) (AGM, GTD)	100	102,072
State of Washington GO
Series C
5.00%, 08/01/13		225	231,261
Series D
5.00%, 07/01/13		125	127,984
5.00%, 12/01/14	(PR 06/01/13) (NPFGC)	400	407,952

			1,866,362
WISCONSIN — 1.10%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.25%, 07/01/13	(AGM)	100	102,492
Series 2
5.50%, 06/01/13	(NPFGC)	110	112,414
Series A
3.50%, 07/01/13		100	101,603
5.00%, 07/01/13		100	102,367

			418,876

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $37,326,617)			37,450,224

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]	44,959	$44,959

		44,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,959)		44,959

TOTAL INVESTMENTS IN SECURITIES — 98.64%
(Cost: $37,371,576)		37,495,183
Other Assets, Less Liabilities — 1.36%		518,278

NET ASSETS — 100.00%		$38,013,461

GO   —  General Obligation

GOI   —  General Obligation of the Issuer

GOL   —  General Obligation Limited

GTD   —  Guaranteed by the Commonwealth, County or State

PR   —  Prerefunded

PSF   —  Permanent School Fund

Q-SBLF   —  Qualified Student Bond Loan Fund

RB   —  Revenue Bond

SAW   —  State Aid Withholding

Insured by:

AGM   —  Assured Guaranty Municipal Corp.

AGM-CR   —  AGM Insured Custodial Receipts

AMBAC   —  Ambac Financial Group Inc.

FGIC   —  Financial Guaranty Insurance Co.

NPFGC   —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.79%

ALASKA — 0.22%
Borough of North Slope GO
Series B
4.00%, 06/30/14		$100	$105,302

			105,302
ARIZONA — 4.44%
Arizona State University Board of Regents RB University Revenue
Series B
4.00%, 07/01/14		100	105,356
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		150	160,332
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		160	170,946
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	205,620
City of Phoenix GO
5.00%, 07/01/14		150	160,427
City of Scottsdale GO
5.00%, 07/01/14		100	106,982
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	266,517
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	105,378
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14	(NPFGC)	100	106,826
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14		250	266,537
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		100	106,545

Security		Principal (000s)	Value

Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(PR 07/01/14)	$150	$160,497
Series A
4.75%, 07/01/30	(PR 07/01/14)	110	117,286
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	125	133,183

			2,172,432
ARKANSAS — 0.26%
State of Arkansas GO
4.00%, 08/01/14		120	126,883

			126,883
CALIFORNIA — 13.79%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14	(AMBAC)	100	98,661
City & County of San Francisco GO
Series 2008
5.00%, 06/15/14		100	106,786
County of Orange RB General Fund
Series A
5.00%, 06/01/14	(NPFGC)	100	106,319
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14	(AGM)	125	130,301
Desert Sands Unified School District GO
5.00%, 06/01/14	(AGM)	100	106,504
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		210	221,684
Series B
5.00%, 07/01/14		100	106,982
Series E
5.00%, 07/01/14		100	106,982

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		$250	$259,903
5.00%, 07/01/14		100	106,951
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14	(AMBAC)	215	229,844
Series C
5.25%, 07/01/17	(PR 07/01/14) (NPFGC)	100	107,418
Los Angeles Unified School District GO
Series A
3.00%, 07/01/14		215	223,385
Series I
5.00%, 07/01/14		290	309,975
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	100	106,274
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	192,623
Series B
4.00%, 07/01/14		150	158,324
Northern California Power Agency RB Electric Power & Light Revenues
Series C
5.00%, 07/01/14	(AGM)	100	106,678
Palo Alto Unified School District GO
5.00%, 08/01/14	(AGM)	100	107,330
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
4.00%, 08/15/14	(AGM)	100	105,853

Security		Principal (000s)	Value

Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	$100	$102,903
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14	(AGM)	100	106,779
Series F
5.00%, 07/01/29	(PR 07/01/14) (AGM)	200	214,090
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14		100	103,915
5.00%, 07/01/14	(NPFGC)	100	106,904
Southern California Public Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14		100	106,975
State of California GO
4.13%, 06/01/14		250	262,957
5.00%, 06/01/14		100	106,418
5.25%, 12/01/28	(PR 06/01/14)	200	214,014
Series A
4.13%, 07/01/14	(NPFGC)	235	248,480
5.25%, 07/01/14		2,030	2,176,962

			6,749,174
COLORADO — 0.22%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14	(NPFGC)	100	107,420

			107,420
CONNECTICUT — 1.26%
Hartford County Metropolitan District GO
Series A
4.00%, 07/15/14		100	105,640

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

State of Connecticut GO
Series B
5.00%, 06/01/14	(NPFGC)	$200	$213,278
Series C
5.00%, 06/01/14		180	191,950
State of Connecticut ST Special Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC)	100	107,060

			617,928
DELAWARE — 0.92%
County of New Castle GO
Series A
4.25%, 07/15/14		150	159,063
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	149,732
State of Delaware GO
5.25%, 08/01/14		130	140,171

			448,966
DISTRICT OF COLUMBIA — 0.22%
District of Columbia GO
Series E
5.00%, 06/01/14	(BHAC)	100	106,494

			106,494
FLORIDA — 5.29%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		125	131,959
5.00%, 07/01/14		425	453,415
Florida State Board of Education GO
Series A
5.00%, 06/01/14	(NPFGC-FGIC)	200	213,110
Series B
5.00%, 06/01/14		95	101,227
5.25%, 06/01/14	(GTD)	100	106,908
Series C
5.00%, 06/01/14	(GTD)	100	106,555

Security		Principal (000s)	Value

Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(AMBAC)	$150	$160,205
Series C
5.00%, 07/01/14		150	160,205
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/14	(NPFGC)	300	320,313
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14		100	106,716
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
Series B
5.25%, 07/01/14	(NPFGC-FGIC)	100	106,382
Miami-Dade County School Board GO
5.38%, 08/01/14	(AGM)	180	193,397
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/14	(AGM)	100	106,740
5.00%, 07/01/14	(XLCA)	100	106,740
Orange County School Board COP Lease Renewal
Series A
5.00%, 08/01/14		200	214,102

			2,587,974
GEORGIA — 3.12%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	105,503
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/14	(AGM)	100	106,450
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14		100	106,452

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	$100	$106,423
Series A
5.00%, 06/01/14		100	106,450
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	158,703
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	245,626
State of Georgia GO
Series C
5.00%, 08/01/14		100	107,413
5.50%, 07/01/14		300	323,331
Series D
5.00%, 07/01/18	(PR 07/01/14)	150	160,544

			1,526,895
HAWAII — 1.42%
City & County of Honolulu GO
Series C
5.00%, 07/01/14	(NPFGC)	100	106,919
Series D
5.00%, 07/01/14	(NPFGC)	100	106,919
State of Hawaii GO
Series B
4.25%, 07/15/14	(AMBAC)	100	105,784
Series DG
5.00%, 07/01/14	(AMBAC)	350	374,272

			693,894
ILLINOIS — 1.63%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	105,639
State of Illinois GO
First Series
5.50%, 08/01/14	(NPFGC)	100	107,153

Security		Principal (000s)	Value

State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14		$250	$266,822
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14		100	106,668
5.00%, 06/15/14	(AGM)	200	213,336

			799,618
INDIANA — 1.56%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14) (FGIC)	115	122,806
5.25%, 06/01/22	(PR 06/01/14) (FGIC)	100	106,965
5.25%, 06/01/29	(PR 06/01/14) (FGIC)	500	534,825

			764,596
IOWA — 0.43%
County of Polk GO
Series B
4.00%, 06/01/14		100	105,139
Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14		100	105,752

			210,891
KENTUCKY — 0.75%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/14		145	155,295
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14		200	213,744

			369,039

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

LOUISIANA — 0.45%
State of Louisiana GO
Series A
5.00%, 08/01/14	(NPFGC)	$100	$107,291
Series B
5.00%, 07/15/14	(AGC)	105	112,448

			219,739
MARYLAND — 3.19%
County of Baltimore GO
5.00%, 08/01/14		200	214,826
County of Frederick GO
5.00%, 08/01/14		155	166,335
County of Howard GO
Series A
5.00%, 08/15/14		150	161,388
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	107,357
5.00%, 08/01/18	(PR 08/01/14)	150	161,036
Second Series
5.00%, 08/01/14		100	107,413
Second Series B
5.25%, 08/15/14		250	269,990
Second Series E
4.00%, 08/01/14		150	158,751
Series CC
5.50%, 08/01/14		100	108,202
Washington Suburban Sanitary District GO
4.25%, 06/01/14		100	105,623

			1,560,921
MASSACHUSETTS — 8.16%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15	(PR 08/01/14)	265	284,191
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	140,585
5.00%, 08/01/14		200	214,582

Security		Principal (000s)	Value

Series B
5.00%, 08/01/23	(PR 08/01/14)	$350	$375,347
Series C
4.00%, 08/01/14	(AGM)	165	174,428
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		100	106,998
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		200	213,996
5.00%, 07/01/24	(PR 07/01/14)	150	160,544
5.25%, 07/01/15	(PR 07/01/14)	100	107,403
5.25%, 07/01/17	(PR 07/01/14)	500	537,015
5.25%, 07/01/21	(PR 07/01/14)	100	107,403
Series C
5.25%, 07/01/14		250	268,310
Massachusetts Development Finance Agency RB College & University Revenue
Series Q-1
5.00%, 07/01/14		100	106,841
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14	(AGM)	200	214,962
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 10
5.00%, 08/01/29	(PR 08/01/14)	500	536,870
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 14
5.00%, 08/01/14		300	322,338
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14	(NPFGC)	115	123,972

			3,995,785

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MINNESOTA — 1.32%
State of Minnesota GO
5.00%, 08/01/14		$400	$429,652
Series A
5.00%, 08/01/14		100	107,413
Series B
5.00%, 08/01/14		100	107,413

			644,478
MISSOURI — 0.26%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	120	128,432

			128,432
MONTANA — 0.22%
State of Montana GO
Series G
4.00%, 08/01/14		100	105,834

			105,834
NEBRASKA — 0.33%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	160,592

			160,592
NEVADA — 2.61%
City of Henderson GOL
Series A
5.00%, 06/01/14	(AGM)	250	265,975
Clark County GOL
Series B
5.00%, 06/01/14	(AGM)	130	138,004
Clark County RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14		95	100,709
Clark County School District GOL
Series B
5.00%, 06/15/14		110	117,235
5.00%, 06/15/14	(AMBAC)	215	229,141
5.00%, 06/15/14	(NPFGC-FGIC)	175	186,510

Security		Principal (000s)	Value

Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14	(AGM)	$125	$132,990
Washoe County School District GOL
Series B
5.00%, 06/01/14	(NPFGC)	100	106,376

			1,276,940
NEW HAMPSHIRE — 0.44%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.00%, 08/15/14		100	105,899
5.00%, 08/15/14	(AGM)	100	107,515

			213,414
NEW JERSEY — 4.10%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		100	105,862
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/23	(PR 07/01/14)	300	321,087
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19	(PR 06/15/14) (FGIC)	700	750,085
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		200	210,286
State of New Jersey GO
5.00%, 06/01/14		230	245,274
Series H
5.25%, 07/01/14		250	268,215
Series N
5.50%, 07/15/14		100	107,851

			2,008,660

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

NEW MEXICO — 2.82%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14		$160	$168,458
City of Albuquerque GO
Series A
3.00%, 07/01/14		100	103,930
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14) (NPFGC)	485	518,969
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	150	160,777
5.25%, 06/15/20	(PR 06/15/14) (NPFGC)	100	107,185
New Mexico Finance Authority RB Water Revenue
Series C
5.25%, 06/01/14	(AMBAC)	100	106,893
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14		200	213,964

			1,380,176
NEW YORK — 10.53%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14	(NPFGC)	125	134,406
City of New York GO
Series A
3.00%, 08/01/14		235	244,271
Series A-1
5.00%, 08/01/14		145	155,289
Series B
5.00%, 08/01/14		440	471,222
Series C
4.00%, 08/01/14		200	211,042
Series F
5.00%, 08/01/14		100	107,096

Security		Principal (000s)	Value

Series G
5.00%, 08/01/14		$100	$107,096
Series H
5.00%, 08/01/14	(CIFG)	340	363,902
Series I
5.00%, 08/01/14		100	107,096
Series K
4.00%, 08/01/14		295	311,287
Series O
5.00%, 06/01/14		50	53,185
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	100	98,982
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14	(NPFGC)	115	123,609
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14		175	186,786
Series EE
2.50%, 06/15/14		225	231,995
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	330	353,456
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14		100	107,355
Series A-3
4.00%, 08/01/14		200	211,592
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/14	(NPFGC)	100	106,600
Series B
5.00%, 07/01/14		150	160,544
Series C
5.00%, 07/01/14	(NPFGC)	200	213,856

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/14		$150	$160,103
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	365	380,345
4.00%, 07/01/14		105	110,299
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14		200	210,928
Series B
4.00%, 06/15/14		100	105,464
Series C
5.00%, 06/15/14		120	128,299

			5,156,105
NORTH CAROLINA — 1.31%
City of Charlotte GO
5.00%, 08/01/14		250	268,532
County of Mecklenburg GO
Series A
4.00%, 08/01/14		100	105,834
5.00%, 08/01/14		250	268,533

			642,899
OHIO — 1.48%
City of Columbus GO
Series A
5.00%, 07/01/14		200	213,964
State of Ohio GO
Series C
4.00%, 08/01/14		250	264,203
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14		230	246,923

			725,090

Security		Principal (000s)	Value

OKLAHOMA — 0.43%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.50%, 06/01/14	(BHAC)	$100	$104,321
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
5.00%, 07/01/14	(AMBAC)	100	106,763

			211,084
OREGON — 0.91%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	220	234,324
Metro GOL
Series B
4.00%, 06/01/14		100	105,197
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14	(AGM)	100	106,511

			446,032
PENNSYLVANIA — 1.56%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		100	106,230
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14		100	105,158
Third Series
5.25%, 07/01/14		260	279,003
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14		160	170,565
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14	(AGM)	100	104,982

			765,938

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

PUERTO RICO — 2.14%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	$90	$93,817
Series A
5.25%, 07/01/14		205	212,944
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	100	103,742
Series QQ
5.25%, 07/01/14	(XLCA)	100	104,108
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/14	(AMBAC)	180	187,634
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue
Series B
5.00%, 07/01/14		100	103,413
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.50%, 07/01/25	(PR 07/01/14) (GTD)	225	241,967

			1,047,625
TENNESSEE — 0.22%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/14		100	107,341

			107,341
TEXAS — 7.96%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	107,324
Series A
3.00%, 08/01/14		100	104,169
City of Dallas GOL
4.00%, 08/15/14		100	105,849

Security		Principal (000s)	Value

City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14	(AGM)	$100	$106,555
City of San Antonio GOL
5.00%, 08/01/14		150	160,986
County of Harris GO
Series C
5.00%, 08/15/14		100	107,498
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	100	107,329
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	121,533
Dallas Independent School District GO
Series A
5.00%, 08/15/14	(PSF)	100	107,498
Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14	(PSF)	200	214,860
Houston Independent School District GOL
Series A
6.30%, 08/15/14	(PSF)	200	219,006
Klein Independent School District GO
Series A
5.00%, 08/01/14	(PSF)	100	107,324
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	100	105,637
Lewisville Independent School District GO
4.25%, 08/15/14	(PSF)	100	106,286
North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	100	107,244
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	268,110
5.00%, 08/01/33	(PR 08/01/14) (PSF)	465	498,685
5.25%, 08/01/14	(PSF)	130	140,035

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Round Rock Independent School District GO
4.00%, 08/01/14		$150	$158,620
State of Texas GO
Series B
5.00%, 08/01/14		100	107,324
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		200	213,838
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/14		100	107,174
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14		100	107,541
Series B
5.00%, 08/15/14		100	107,541
5.25%, 08/15/14		275	296,849

			3,894,815
UTAH — 2.99%
County of Salt Lake GO
4.00%, 06/15/14		100	105,378
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/14		250	268,352
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	131,743
State of Utah GO
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	374,601
Series C
4.00%, 07/01/14		250	263,833
5.00%, 07/01/14		200	214,058
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/14	(AGM)	100	106,741

			1,464,706

Security		Principal (000s)	Value

VIRGINIA — 3.61%
City of Portsmouth GO
5.00%, 07/01/14	(AGM)	$100	$106,896
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	107,109
Commonwealth of Virginia GO
Series A
5.00%, 06/01/14		100	106,654
County of Loudoun GO
Series A
5.00%, 07/01/14	(SAW)	100	107,029
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	150	158,355
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	105,681
5.00%, 08/01/14		100	107,258
5.25%, 08/01/19	(PR 08/01/14)	500	539,255
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14		110	118,039
5.25%, 08/01/14		190	204,666
Series D
5.00%, 08/01/14		100	107,308

			1,768,250
WASHINGTON — 5.78%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	100	107,275
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		100	105,440
5.00%, 07/01/14		775	828,747
5.25%, 07/01/14		100	107,309
Series C
5.00%, 07/01/14		100	106,935

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(NPFGC-FGIC)	$180	$191,965
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14) (AGM, GTD)	500	535,710
State of Washington GO
Series A
5.00%, 07/01/14		350	374,272
Series B-1
4.00%, 08/01/14		100	105,730
Series C
5.00%, 08/01/14		140	150,231
5.50%, 07/01/14		200	215,364

			2,828,978
WISCONSIN — 0.44%
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	106,872
Series B
5.00%, 07/01/14	(AMBAC)	100	106,872

			213,744

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $47,933,437)			48,355,084

Security		Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		43,127	43,127

			43,127

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,127)			43,127

Value

TOTAL INVESTMENTS IN SECURITIES — 98.88%
(Cost: $47,976,564)	$48,398,211
Other Assets, Less Liabilities — 1.12%	549,186

NET ASSETS — 100.00%	$48,947,397

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.47%

ALASKA — 0.75%
Borough of North Slope GO
Series A
5.00%, 06/30/15	(NPFGC)	$210	$232,342
City of Anchorage GO
Series D
5.00%, 08/01/15	(AMBAC)	150	167,083

			399,425
ARIZONA — 6.13%
Arizona State University Board of Regents RB University Revenue
Series C
5.50%, 07/01/15		245	274,388
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	108,398
5.00%, 07/01/15		100	110,875
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		250	277,188
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	104,835
City of Glendale GO
Series A
4.00%, 07/01/15		150	161,375
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	111,283
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	110,468
City of Phoenix GO
Series B
4.00%, 07/01/15		300	325,899
City of Scottsdale GO
Series 2008A
3.50%, 07/01/15		100	107,496
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	250	271,972

Security		Principal (000s)	Value

4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	$250	$272,750
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	277,387
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		200	216,848
Pima County GO
5.00%, 07/01/15	(AGM)	150	166,076
Pima County RB Sewer Revenue
Series A
4.00%, 07/01/15		225	243,634
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	110,401

			3,251,273
CALIFORNIA — 10.20%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	200	195,464
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	100	97,481
City & County of San Francisco GO
Series B
5.00%, 06/15/15		235	260,747
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	161,144
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	100	97,324
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15		135	147,064
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	111,193
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15		150	159,352

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		$250	$278,247
Series B
5.00%, 07/01/15		175	194,495
Series D
5.00%, 07/01/15		100	111,140
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		220	244,391
Series A-1
5.00%, 07/01/15	(AGM)	230	255,500
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/15	(AMBAC)	125	138,759
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	223,202
5.75%, 07/01/15	(NPFGC)	100	112,840
Series A
3.00%, 07/01/15		100	106,023
Series B
5.00%, 07/01/15	(AMBAC)	150	166,471
Series E
5.00%, 07/01/15	(AGM)	100	110,981
Series H
5.00%, 07/01/15	(AGM)	100	110,981
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.38%, 08/15/15	(AGM)	150	160,701
5.00%, 08/15/15	(AGM)	100	111,354
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
4.00%, 07/01/15		150	162,093

Security		Principal (000s)	Value

San Diego Unified School District GO
Series D-3
5.00%, 07/01/15	(AGM)	$100	$110,770
San Francisco Unified School District GO
Series B
4.00%, 06/15/15		125	135,585
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15	(NPFGC)	100	110,545
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	55,556
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		250	270,997
State of California GO
4.00%, 08/01/15		205	222,103
4.13%, 06/01/15	(NPFGC)	185	200,148
5.00%, 06/01/15		175	192,992
Series A
4.00%, 07/01/15		125	135,368
Visalia Unified School District GO
4.00%, 08/01/15		150	160,038
West Contra Costa Unified School District GO
Series D
0.00%, 08/01/15	(NPFGC-FGIC)	100	96,337

			5,407,386
COLORADO — 0.78%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	250	280,045
University of Colorado Regents RB College & University Revenue
Series A
3.25%, 06/01/15		125	132,966

			413,011

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

CONNECTICUT — 2.12%
City of Danbury GO
Series B
5.00%, 07/01/15		$100	$111,166
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	212,094
State of Connecticut GO
Series C
5.00%, 06/01/15		420	465,268
State of Connecticut ST Special Tax Revenue
Series B
5.00%, 07/01/15	(AMBAC)	300	333,180

			1,121,708
DELAWARE — 0.46%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	244,391

			244,391
DISTRICT OF COLUMBIA — 1.09%
District of Columbia GO
Series A
5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	300	331,953
Series E
5.00%, 06/01/15	(BHAC)	220	243,507

			575,460
FLORIDA — 5.61%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	261,116
County of Miami-Dade GO
4.00%, 07/01/15		100	107,724
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		560	618,106

Security		Principal (000s)	Value

Florida State Board of Education GO
Series A
5.00%, 06/01/15		$100	$110,693
Series A
5.00%, 06/01/15	(NPFGC-FGIC)	415	459,376
Series B
5.00%, 06/01/15		200	221,386
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		250	277,322
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	100	110,507
5.00%, 07/01/15	(AMBAC)	100	110,507
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	138,231
Miami-Dade County RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	110,770
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(XLCA)	150	166,155
State of Florida GO
6.38%, 07/01/15		100	114,268
State of Florida RB Lottery Revenue
Series B
5.00%, 07/01/15	(AMBAC)	150	166,393

			2,972,554
GEORGIA — 3.16%
County of Columbia RB Water Revenue
4.00%, 06/01/15		100	108,019
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	270,740

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		$320	$353,565
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	163,593
Series A
4.00%, 08/01/15	(GTD)	100	109,062
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	100	110,743
5.00%, 07/01/15	(NPFGC-FGIC)	105	116,225
State of Georgia GO
Series C
5.00%, 07/01/15		400	445,300

			1,677,247
HAWAII — 3.05%
City & County of Honolulu GO
Series B
5.25%, 07/01/15	(FSA)	250	279,200
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	100	110,928
Series B
4.25%, 07/01/15	(NPFGC)	100	109,070
County of Maui GO
Series B
4.00%, 06/01/15		150	162,293
State of Hawaii GO
Series DG
5.00%, 07/01/15		200	222,014
Series DO
5.00%, 08/01/15		315	350,790
State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15	(AGM)	250	269,770

Security		Principal (000s)	Value

University of Hawaii Board of Regents RB College & University Revenue
Series A
5.00%, 07/15/15	(NPFGC)	$100	$110,928

			1,614,993
ILLINOIS — 1.52%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	81,844
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC, GOI)	100	112,207
Series B
5.50%, 06/01/15	(NPFGC-FGIC, GOI)	100	111,320
State of Illinois GO
First Series
5.50%, 08/01/15	(NPFGC)	200	221,612
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15	(AGM)	100	110,745
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	167,943

			805,671
IOWA — 0.41%
City of West Des Moines GO
Series A
4.00%, 06/01/15		100	108,447
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/15		100	111,517

			219,964
KENTUCKY — 0.42%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	111,631
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15		100	110,955

			222,586

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

LOUISIANA — 1.05%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	$250	$278,473
Series B
5.00%, 07/15/15	(AGC)	250	278,000

			556,473
MAINE — 0.21%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	110,008

			110,008
MARYLAND — 6.71%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15	(AMBAC)	200	222,226
County of Frederick GO
Series A
5.00%, 07/01/15		250	277,915
County of Howard GO
Series B
5.00%, 08/15/15		280	312,939
County of Montgomery GO
Series A
5.00%, 06/01/15		150	166,455
County of Montgomery GOL
Series A
5.00%, 08/01/15		110	122,850
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		150	166,386
State of Maryland GO
Second Series
4.00%, 08/01/15		345	376,450
5.00%, 08/01/15		180	201,028
Second Series A
4.00%, 08/01/15		100	109,116
5.00%, 08/01/17	(PR 08/01/15)	425	473,850
Series DD
5.50%, 08/01/15		100	112,964

Security		Principal (000s)	Value

Washington Suburban Sanitary District GO
4.25%, 06/01/15		$100	$109,169
5.00%, 06/01/15		195	216,493
5.00%, 06/01/16	(PR 06/01/15)	620	687,462

			3,555,303
MASSACHUSETTS — 7.20%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		380	423,278
Commonwealth of Massachusetts GOL
Series B
5.25%, 08/01/15		100	112,030
Series D
4.00%, 08/01/15		250	272,070
Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/15		100	110,749
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	225	251,525
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	119,668
4.75%, 07/01/34	(PR 07/01/15)	840	929,469
Series B
5.00%, 07/01/15		170	188,892
Series C
5.00%, 07/01/15		100	111,272
Massachusetts Development Finance Agency RB College & University Revenue
Series R-1
5.00%, 07/01/15		100	110,902
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	221,382
Series C
5.00%, 07/01/15		100	110,402

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	$200	$223,166
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15		315	351,968
Series 12
5.00%, 08/01/15		150	167,604
Series A
5.25%, 08/01/15		100	112,378

			3,816,755
MINNESOTA — 1.88%
State of Minnesota GO
Series A
5.00%, 06/01/15		100	110,970
5.00%, 08/01/15		150	167,523
Series D
3.00%, 08/01/15		150	159,825
5.00%, 08/01/15		100	111,682
Series F
4.00%, 08/01/15		410	447,376

			997,376
NEBRASKA — 0.73%
City of Omaha GO
5.00%, 06/01/15		250	277,043
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	111,146

			388,189
NEVADA — 1.63%
Clark County GOL
Series B
5.00%, 06/01/15	(AGM)	200	220,048
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/15		100	110,455
Clark County School District GOL
5.50%, 06/15/15	(AGM)	100	111,805

Security		Principal (000s)	Value

Series A
5.25%, 06/15/15	(NPFGC-FGIC)	$250	$277,992
Series B
5.00%, 06/15/15		130	143,766

			864,066
NEW HAMPSHIRE — 0.25%
State of New Hampshire GO
Series A
3.50%, 06/01/15		125	134,116

			134,116
NEW JERSEY — 3.86%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		100	108,987
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15		100	111,325
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	100	110,382
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15		100	112,906
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15)
	(FGIC)	345	385,141
Series D
5.00%, 06/15/17	(PR 06/15/15)	125	138,846
5.00%, 06/15/18	(PR 06/15/15)
	(AMBAC)	100	111,077
State of New Jersey GO
5.00%, 06/01/15		290	320,766
Series L
5.25%, 07/15/15	(AMBAC)	255	284,950
Series M
5.50%, 07/15/15	(AMBAC)	125	140,467

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Series N
5.50%, 07/15/15	(AMBAC)	$100	$112,374
Series Q
5.00%, 08/15/15		100	111,458

			2,048,679
NEW MEXICO — 0.81%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	190	212,321
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	100	106,134
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15		100	111,193

			429,648
NEW YORK — 10.34%
City of New York GO
Series A
4.00%, 08/01/15		110	119,316
Series A-1
5.00%, 08/01/15		610	677,252
Series B
4.00%, 08/01/15		100	108,469
Series D
5.00%, 08/01/15		100	111,025
Series E
5.00%, 08/01/15		430	477,408
Series F
5.00%, 08/01/15		110	122,128
Series G
5.00%, 08/01/15		185	205,396
Series J-1
4.00%, 08/01/15		100	108,469
5.00%, 08/01/15		100	111,025
Series O
5.00%, 06/01/15		100	110,354
Series P
3.60%, 08/01/15	(NPFGC)	100	107,446

Security		Principal (000s)	Value

Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15	(AGM)	$100	$98,001
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		125	138,574
Series C
5.00%, 06/15/15		100	110,911
New York City Transitional Finance Authority RB Income Tax Revenue
Series S-1
4.00%, 07/15/15	(SAW)	105	114,112
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	111,196
Series S-1A
5.00%, 07/15/15	(SAW)	150	166,794
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		375	417,776
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15		250	265,252
3.00%, 07/01/15	(GOI)	100	106,152
5.00%, 07/01/15	(NPFGC)	330	366,241
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		150	166,406
Series E
5.00%, 08/15/15		150	167,438
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		100	110,402
5.00%, 07/01/15	(NPFGC-FGIC)	100	110,982
Series A
5.00%, 08/01/15		100	111,325

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/15		$130	$144,591
Series C
5.00%, 06/15/15		310	344,794
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	172,792

			5,482,027
NORTH CAROLINA — 1.95%
City of Charlotte RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15		350	386,039
City of Charlotte RB Water & Sewer Revenue
Series A
5.50%, 07/01/15		165	185,604
County of Durham GO
Series B
4.00%, 06/01/15		100	108,569
State of North Carolina GO
Series A
5.00%, 06/01/15		320	355,104

			1,035,316
OHIO — 2.74%
City of Columbus GO
Series A
5.00%, 06/01/15		270	299,414
Ohio State University (The) RB College & University Revenue
Series A
4.75%, 06/01/15		100	109,957
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/23	(PR 06/01/15)	200	221,814
State of Ohio GO
Series C
2.50%, 08/01/15		175	183,587
5.00%, 08/01/15		220	244,875

Security		Principal (000s)	Value

State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15		$350	$391,325

			1,450,972
OKLAHOMA — 0.97%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15	(BHAC)	150	159,822
Oklahoma County Independent School District No. 89
3.70%, 07/01/15		100	107,268
State of Oklahoma GO
Series A
4.00%, 07/15/15		100	108,788
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		125	138,260

			514,138
OREGON — 1.69%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15	(NPFGC)	350	387,159
City of Salem GOL
4.00%, 06/01/15		250	270,550
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	238,100

			895,809
PENNSYLVANIA — 2.25%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 08/01/15	(AMBAC)	250	279,147
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/15		210	233,226
Third Series
5.25%, 07/01/15		250	279,200

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		$115	$125,018
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15	(AGM)	150	164,064
Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15)
	(AGM)	100	112,394

			1,193,049
PUERTO RICO — 2.89%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/15	(NPFGC)	175	184,406
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15	(AGM)	150	157,473
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35	(PR 07/01/15)
	(FGIC)	180	200,243
Series SS
5.00%, 07/01/15	(NPFGC)	315	330,498
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series K
5.00%, 07/01/35	(PR 07/01/15)	145	161,691
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15	(AMBAC)	375	394,650
University of Puerto Rico RB College & University Revenue
Series P
5.00%, 06/01/15		100	103,451

			1,532,412

Security		Principal (000s)	Value

RHODE ISLAND — 0.33%
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	$160	$176,488

			176,488
SOUTH CAROLINA — 0.20%
State of South Carolina GO
Series A
4.00%, 06/01/15		100	108,544

			108,544
SOUTH DAKOTA — 0.21%
South Dakota Conservancy District RB Water Revenue
Series B
5.00%, 08/01/15		100	111,471

			111,471
TENNESSEE — 0.20%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15	(AGM)	100	107,673

			107,673
TEXAS — 4.59%
Austin Independent School District GO
4.00%, 08/01/15		100	108,909
5.25%, 08/01/15	(PSF)	150	168,072
City of Dallas GOL
5.00%, 08/15/15		100	111,555
City of El Paso GOL
5.00%, 08/15/15	(AGM)	125	139,106
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15	(NPFGC-FGIC)	100	110,349
City of San Antonio GOL
5.00%, 08/01/15		140	156,059
County of Bexar GOL
5.00%, 06/15/15 (AGM)		250	277,190

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

County of Harris GOL
Series C
4.00%, 08/15/15		$100	$109,038
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15) (PSF)	110	122,524
North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15		100	105,547
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	280,372
State of Texas GO
Series E
5.00%, 08/01/15		200	222,942
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		150	162,831
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		105	116,929
University of Texas System Board of Regents RB College & University Revenue
Series B
5.25%, 08/15/15		215	241,512

			2,432,935
UTAH — 1.29%
Intermountain Power Agency RB Electric Power & Light Revenues Series B
5.00%, 07/01/15		100	111,299
State of Utah GO
Series B
4.00%, 07/01/15		525	571,421

			682,720
VIRGINIA — 3.59%
City of Alexandria GO
Series A
5.00%, 07/15/15		100	111,492

Security		Principal (000s)	Value

County of Arlington GO
Series D
4.00%, 08/01/15		$225	$245,511
County of Henrico GO
5.00%, 07/15/15		100	111,492
County of Loudoun GO
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	554,535
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/15		100	111,335
Series C
5.00%, 08/01/15		250	278,337
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		140	155,984
Series B
5.25%, 08/01/15		300	335,760

			1,904,446
WASHINGTON — 4.58%
City of Seattle GOL
Series B
5.00%, 08/01/15		185	206,221
City of Seattle RB Water Revenue
Series B
4.00%, 08/01/15		100	108,828
Energy Northwest RB Electric Power & Light Revenues
Series A
3.25%, 07/01/15		100	106,695
4.00%, 07/01/15		100	108,554
5.00%, 07/01/15		425	471,895
5.50%, 07/01/15		100	112,274
Series C
5.00%, 07/01/15		250	277,585
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	245,770
4.00%, 07/01/15		100	108,554
Series A
5.00%, 07/01/15		100	111,034

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Series C
5.00%, 08/01/15		$145	$161,514
Series D
5.00%, 07/01/15		150	166,551
Series F
4.50%, 07/01/15		120	131,753
Series R-2006A
5.00%, 07/01/15	(AMBAC)	100	111,034

			2,428,262
WISCONSIN — 0.62%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		160	177,063
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15	(AGM)	135	150,625

			327,688

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $51,298,105)			52,210,232

Security		Shares	Value

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		451,026	451,026

			451,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $451,026)			451,026

TOTAL INVESTMENTS IN SECURITIES — 99.32%
(Cost: $51,749,131)			52,661,258
Other Assets, Less Liabilities — 0.68%			359,964

NET ASSETS — 100.00%			$53,021,222

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —   Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FSA  —  Financial Security Assurance Inc.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.89%

ALASKA — 1.00%
Borough of North Slope GO
Series A
5.00%, 06/30/16	(NPFGC)	$100	$114,319
Series B
4.00%, 06/30/16		150	166,316
City of Anchorage GO
Series A
5.00%, 08/01/16		100	114,997
State of Alaska GO
Series A
4.00%, 08/01/16		100	112,110

			507,742
ARIZONA — 7.36%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/16	(AMBAC)	100	110,950
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		200	225,386
Arizona Transportation Board RB Federal Grant Revenue
Series A
4.00%, 07/01/16		150	167,029
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		250	286,635
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	109,901
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	200	231,023
City of Phoenix GO
Series A
5.00%, 07/01/16		200	229,982
6.25%, 07/01/16		100	119,118
City of Scottsdale GOL
5.00%, 07/01/16		180	207,256

Security		Principal (000s)	Value

City of Tempe GO
Series C
4.00%, 07/01/16		$100	$111,464
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	156,358
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	110,840
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	108,259
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	143,128
Phoenix Civic Improvement Corp. RB Excise Tax Revenue
Series A
4.00%, 07/01/16		100	111,133
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16		250	275,100
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16		200	232,832
Pima County GO
4.50%, 07/01/16	(NPFGC-FGIC)	100	112,671
Pima County RB Sewer Revenue
4.00%, 07/01/16	(AGM)	100	110,548
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	395	455,253
Town of Gilbert GO
5.00%, 07/01/16		100	114,542

			3,729,408

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

CALIFORNIA — 10.22%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16	(AGM)	$185	$175,854
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	100	114,085
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	200	188,792
Coast Community College District GO
Series B
4.75%, 08/01/16	(AGM)	100	113,941
Desert Sands Unified School District GO
5.00%, 08/01/16		100	115,014
East Bay Municipal Utility District RB Sewer Revenue
Series A
4.00%, 06/01/16		100	111,361
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	68,977
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	114,040
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16		105	111,937
Series A
5.00%, 07/01/16		230	265,084
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		100	111,500
5.00%, 07/01/16		300	344,862
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	117,298

Security		Principal (000s)	Value

Series B
5.00%, 07/01/16	(AGM)	$200	$229,422
Series E
5.00%, 07/01/16	(AGM)	200	229,422
Series G
5.00%, 07/01/16	(AMBAC)	120	137,653
Series KY
5.00%, 07/01/16		210	240,893
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/16	(AGM)	130	147,962
Metropolitan Water District of Southern California RB Water Revenue
Series B
4.00%, 07/01/16		100	111,906
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		100	114,170
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16	(NPFGC)	100	113,144
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	130	149,449
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16	(NPFGC)	100	106,102
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16		105	120,765
San Diego Unified School District GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	95,534
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	113,575
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	96,218

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		$100	$114,468
Series 2010-1
5.00%, 07/01/16		100	114,468
Series A
5.00%, 07/01/16		100	114,468
State of California GO
5.00%, 08/01/16		450	513,468
Series A
4.00%, 07/01/16		200	222,450
5.00%, 07/01/16		125	143,341

			5,181,623
COLORADO — 1.34%
City & County of Denver GO
5.00%, 08/01/16		130	150,346
Series A
5.00%, 08/01/16		100	115,651
Colorado Department of Transportation RB Federal Grant Revenue
Series B
5.50%, 06/15/16	(NPFGC)	125	145,419
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16		100	112,111
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		150	153,464

			676,991
CONNECTICUT — 1.01%
City of Norwalk GO
Series B
5.00%, 07/01/16		100	115,330
State of Connecticut GO
Series C
5.00%, 06/01/16		250	285,893
Town of Stratford GO
4.00%, 08/01/16		100	110,906

			512,129

Security		Principal (000s)	Value

DELAWARE — 0.95%
County of New Castle GO
Series A
5.00%, 07/15/16		$100	$115,519
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		125	143,693
State of Delaware GO
5.00%, 07/01/16		100	115,367
Series B
3.00%, 07/01/16		100	108,445

			483,024
FLORIDA — 5.69%
County of Miami-Dade GO
Series B
5.00%, 07/01/16		150	170,921
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	100	113,332
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		605	685,574
Florida State Board of Education GO
Series B
5.00%, 06/01/16		100	114,552
Series D
5.25%, 06/01/16		215	248,099
Florida State Board of Education RB Miscellaneous Revenue
Series B
5.00%, 07/01/16		200	228,414
5.00%, 07/01/16	(NPFGC)	150	171,311
Series C
5.00%, 07/01/16		100	114,207
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	114,133
Series B
5.00%, 07/01/16	(NPFGC)	115	131,253

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		$100	$114,244
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		200	221,170
State of Florida GO
5.00%, 07/01/16		250	287,197
Series C
5.00%, 06/01/16		150	171,828

			2,886,235
GEORGIA — 3.29%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	111,770
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	220,537
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	168,300
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	265	301,922
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	130	148,613
State of Georgia GO
Series B
5.00%, 07/01/16		150	172,995
5.75%, 08/01/16		110	130,138
Series E
5.00%, 08/01/16		250	289,128
Series E-1
4.00%, 07/01/16		110	123,056

			1,666,459
HAWAII — 1.11%
City & County of Honolulu GO
Series B
2.00%, 08/01/16		100	104,592

Security		Principal (000s)	Value

City & County of Honolulu RB Wastewater Revenue
Series A
4.25%, 07/01/16	(NPFGC)	$100	$111,884
5.00%, 07/01/16	(NPFGC)	100	114,468
State of Hawaii GO
Series DN
5.00%, 08/01/16		200	230,224

			561,168
ILLINOIS — 6.88%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	111,933
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16		130	149,343
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	175	201,761
Series A-2
5.00%, 01/01/27	(PR 07/01/16)	100	115,292
5.00%, 01/01/28	(PR 07/01/16) (AGM)	450	518,814
5.00%, 01/01/31	(PR 07/01/16) (AGM)	955	1,101,039
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	100	93,256
5.50%, 06/15/16	(FGIC, ETM)	100	115,959
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	120	138,871
State of Illinois GO
5.00%, 08/01/16		170	191,447
Series A
5.00%, 06/01/16		160	179,315
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/16		200	229,122

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16		$200	$228,678
5.00%, 06/15/16	(NPFGC)	100	114,339

			3,489,169
INDIANA — 0.44%
Indiana University RB College & University Revenue
Series S
3.50%, 08/01/16		100	109,890
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16	(NPFGC)	100	114,956

			224,846
IOWA — 0.23%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	115,266

			115,266
KENTUCKY — 0.44%
Kentucky State Property & Buildings Commission RB General Fund
Series A
3.50%, 08/01/16		100	109,302
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16		100	114,767

			224,069
LOUISIANA — 0.23%
State of Louisiana GO
Series A
5.00%, 08/01/16		100	115,189

			115,189
MARYLAND — 3.24%
County of Frederick GO
Series B
4.00%, 08/01/16		100	111,732
County of Howard GO
Series B
5.00%, 08/15/16		215	248,888

Security		Principal (000s)	Value

Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	$150	$167,306
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		200	229,982
State of Maryland GO
Second Series
5.00%, 08/01/16		475	549,342
Second Series E
5.00%, 08/01/16		100	115,651
Series A
2.00%, 08/01/16		100	105,028
Washington Suburban Sanitary District GO
5.00%, 06/01/16		100	114,998

			1,642,927
MASSACHUSETTS — 5.29%
Commonwealth of Massachusetts GO
Series D
5.00%, 08/01/22	(PR 08/01/16)	110	127,230
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		490	564,426
Series D
5.00%, 08/01/16		175	201,581
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		320	369,056
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		150	173,783
5.50%, 07/01/16		190	222,073
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series O
5.00%, 07/01/16		200	230,886
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16	(AGM)	165	189,798

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		$250	$279,992
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16	(AGM)	100	117,435
Series J
5.25%, 08/01/16	(AGM)	175	203,126

			2,679,386
MICHIGAN — 0.34%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		150	172,374

			172,374
MINNESOTA — 1.79%
State of Minnesota GO
5.00%, 06/01/16		220	252,914
Series A
5.00%, 08/01/16		250	289,032
Series D
5.00%, 08/01/16		220	254,349
Series F
4.00%, 08/01/16		100	112,072

			908,367
MISSISSIPPI — 0.22%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	(AMBAC)	100	111,168

			111,168
MISSOURI — 0.23%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	100	114,577

			114,577

Security		Principal (000s)	Value

NEBRASKA — 0.44%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16	(NPFGC)	$100	$110,430
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	100	114,949

			225,379
NEVADA — 1.35%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	100	114,207
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		100	113,947
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	112,165
Series C
5.00%, 06/15/16		100	113,862
State of Nevada GOL
5.00%, 06/01/16		200	227,952

			682,133
NEW HAMPSHIRE — 0.44%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16		100	115,179
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	108,264

			223,443
NEW JERSEY — 1.74%
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/16	(AGM)	100	112,000
Series E
5.00%, 07/01/16		100	115,556

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		$95	$110,129
5.75%, 06/15/16	(ETM)	5	5,889
State of New Jersey GO
5.00%, 06/01/16		370	422,788
Series L
5.25%, 07/15/16	(AMBAC)	100	115,596

			881,958
NEW MEXICO — 1.24%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16	(AMBAC)	100	115,855
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/16	(SAW)	150	172,957
City of Albuquerque GO
Series A
3.00%, 07/01/16		100	107,975
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16		200	230,434

			627,221
NEW YORK — 10.85%
City of New York GO
Series A
3.00%, 08/01/16		100	107,336
Series A-1
5.00%, 08/01/16		125	143,201
Series B
4.00%, 08/01/16		500	554,265
Series C
5.00%, 08/01/16		105	120,289
Series E
5.00%, 08/01/16		500	572,805
Series G
5.00%, 08/01/16		100	114,561
5.25%, 08/01/16		125	144,301

Security		Principal (000s)	Value

Series I
5.00%, 08/01/16		$100	$114,561
Series J-1
5.00%, 08/01/16		390	446,788
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.75%, 07/01/16	(SAP)	95	110,769
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		200	229,356
Series EE
5.00%, 06/15/16		100	114,678
Series FF
5.00%, 06/15/16		175	200,687
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16		200	216,090
4.00%, 08/01/16		100	111,576
Series S-1
5.00%, 07/15/16	(SAW)	100	114,833
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/16	(SAW)	250	287,082
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		525	601,351
Series A
4.00%, 07/01/16		100	111,317
Series B
5.00%, 07/01/16		225	259,492
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		100	111,270
5.00%, 06/15/16		100	114,678
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	114,692

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/16		$175	$201,595
5.50%, 06/15/16		100	116,906
Series C
4.00%, 06/15/16		150	167,669

			5,502,148
NORTH CAROLINA — 2.09%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	230,456
City of Charlotte GO
5.00%, 08/01/16		125	144,564
City of Charlotte RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		100	115,179
County of Forsyth GO
3.50%, 08/01/16		100	110,340
County of Mecklenburg GO
Series A
5.00%, 08/01/16		100	115,651
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	100	114,735
5.25%, 06/01/16		100	115,843
Series B
5.00%, 06/01/16		100	114,998

			1,061,766
OHIO — 2.68%
City of Columbus GO
Series A
4.00%, 07/01/16		100	111,722
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16		250	286,837
State of Ohio GO
5.00%, 08/01/16		200	230,148
Series A
5.00%, 06/15/16		125	143,243
5.00%, 06/15/18	(PR 06/15/16)	185	213,090

Security		Principal (000s)	Value

Series C
5.00%, 08/01/16		$125	$143,843
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		200	228,378

			1,357,261
OKLAHOMA — 0.44%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	110,787
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		100	110,803

			221,590
OREGON — 1.04%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	114,890
State of Oregon GO
Series A
4.00%, 08/01/16		165	184,483
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	229,250

			528,623
PENNSYLVANIA — 3.61%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	110,213
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/16		140	158,792
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		100	114,879
Third Series
5.38%, 07/01/16	(NPFGC)	445	516,974

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		$425	$474,504
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		100	114,409
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	115,565
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16	(AGM)	200	226,792

			1,832,128
PUERTO RICO — 2.84%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16	(NPFGC)	185	198,536
Series A
5.50%, 07/01/16	(NPFGC)	180	190,244
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16	(NPFGC)	320	343,257
Series ZZ
4.00%, 07/01/16		100	102,346
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16		100	117,403
Series CC
5.00%, 07/01/16		100	105,036
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16	(CIFG)	100	106,294
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	260	274,797

			1,437,913

Security		Principal (000s)	Value

RHODE ISLAND — 0.69%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	$125	$142,099
State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	180	206,238

			348,337
SOUTH CAROLINA — 0.42%
State of South Carolina GO
Series A
4.00%, 06/01/16		190	212,008

			212,008
SOUTH DAKOTA — 0.23%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		100	114,393

			114,393
TENNESSEE — 1.30%
Metropolitan Government of Nashville & Davidson County GO
Series B
4.00%, 08/01/16		125	139,430
5.00%, 08/01/21	(PR 08/01/16)	200	231,406
Series D
5.00%, 07/01/16		100	114,954
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		150	171,702

			657,492
TEXAS — 5.12%
Austin Independent School District GO
Series A
4.00%, 08/01/16	(NPFGC)	100	111,770
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		115	132,366
County of Bexar GOL
4.00%, 06/15/16		100	111,444

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	$150	$172,478
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	230,262
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	220	253,288
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	116,023
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	100	115,131
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	115,295
Round Rock Independent School District GO
5.00%, 08/01/16		200	230,006
State of Texas GO
Series B
5.00%, 08/01/16		100	115,305
Series C
4.00%, 08/01/16		100	111,770
Series E
5.00%, 08/01/16		100	115,305
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16		100	115,252
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/16		100	115,412
Series B
4.25%, 08/15/16		100	112,733
Series C
5.00%, 08/15/16		280	323,369

			2,597,209

Security		Principal (000s)	Value

UTAH — 2.08%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	(AMBAC)	$100	$113,873
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue
Series A
4.00%, 07/01/16		110	122,610
State of Utah GO
Series A
2.00%, 07/01/16		120	125,938
5.00%, 07/01/16		600	691,980

			1,054,401
VIRGINIA — 2.41%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16		100	111,619
County of Arlington GO
Series C
4.00%, 08/15/16		200	224,444
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	114,458
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16		100	115,036
5.00%, 08/01/16	(SAP)	150	172,554
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16		100	107,976
5.00%, 08/01/16		200	230,456
Series C
5.00%, 08/01/16	(SAW)	125	144,035

			1,220,578

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

WASHINGTON — 4.62%
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	$100	$104,266
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16		485	561,349
5.25%, 07/01/16	(NPFGC)	130	150,465
Series B
7.13%, 07/01/16		175	213,195
Series D
5.00%, 07/01/16		150	172,319
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/16		100	110,838
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	110,787
State of Washington GO
5.00%, 07/01/16	(AGM)	250	287,197
Series 2010B
5.00%, 08/01/16		250	287,972
Series A
5.00%, 07/01/16		200	229,758
Series R-2011C
5.00%, 07/01/16		100	114,879

			2,343,025
WISCONSIN — 0.96%
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16		100	114,552
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	225	260,165
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/16		100	114,552

			489,269

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $48,444,622)			49,620,392

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.48%

MONEY MARKET FUNDS — 5.48%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]	2,776,489	$2,776,489

		2,776,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,776,489)		2,776,489

TOTAL INVESTMENTS IN SECURITIES — 103.37%
(Cost: $51,221,111)		52,396,881
Other Assets, Less Liabilities — (3.37)%		(1,710,485)

NET ASSETS — 100.00%		$50,686,396

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

43

Schedule of Investments  (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.40%

ALABAMA — 0.24%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17		$150	$156,275

			156,275
ALASKA — 0.95%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	140,906
5.00%, 06/30/17	(NPFGC)	215	252,292
City of Anchorage GO
Series A
4.25%, 08/01/17		100	114,738
State of Alaska GO
Series A
5.00%, 08/01/17		100	119,142

			627,078
ARIZONA — 5.64%
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		125	147,040
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		355	417,964
City of Chandler GO
3.00%, 07/01/17		100	109,451
City of Glendale GOL
4.00%, 07/01/17		100	111,372
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	116,624
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	117,681
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17	(NPFGC-FGIC)	140	166,747
City of Phoenix GO
Series A
5.00%, 07/01/17		215	254,158

Security		Principal (000s)	Value

City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		$100	$118,261
City of Tempe GO
Series C
5.00%, 07/01/17		250	295,290
Maricopa County Community College District GO
Series C
5.00%, 07/01/17		100	117,825
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	108,206
Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	329,507
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/17		100	113,100
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/17		105	121,680
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17		100	117,247
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17		200	239,850
Series B
5.00%, 07/01/17		225	264,998
Pima County GO
4.00%, 07/01/17	(AGM)	100	113,288
Pima County RB Sewer Revenue
5.00%, 07/01/17	(AGM)	100	117,151
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		100	116,959

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Town of Gilbert GO
5.00%, 07/01/17		$100	$117,632

			3,732,031
CALIFORNIA — 11.47%
Berkeley Unified School District GO
4.00%, 08/01/17		150	169,751
City of Pasadena RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	108,647
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17	(AGM)	380	420,136
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	225,432
Escondido Union School District GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	184,528
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17	(AGM)	100	122,043
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		200	237,108
Series B
5.00%, 07/01/17		315	372,525
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		200	228,624
5.00%, 07/01/17		385	454,935
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		175	197,719
5.50%, 07/01/17	(FGIC)	100	119,560

Security		Principal (000s)	Value

Series I
5.00%, 07/01/17		$100	$117,367
Series KRY
4.00%, 07/01/17		100	112,982
5.00%, 07/01/17		120	140,840
Series KY
5.00%, 07/01/17		320	375,574
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/17	(AGM)	100	116,647
Metropolitan Water District of Southern California RB Water Revenue
Series C
4.00%, 07/01/17		100	113,951
Northern California Power Agency RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	109,237
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	260,725
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	100	111,566
5.00%, 08/15/17	(AGM)	150	176,630
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		175	203,009
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/17		225	265,774
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
4.00%, 07/01/17		100	113,619

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

San Francisco Unified School District GO
Series A
5.00%, 06/15/17		$100	$118,016
Santa Clara Unified School District GO
5.00%, 07/01/17		200	236,378
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	119,042
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		230	268,895
Series A
5.00%, 07/01/17		200	234,785
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	120	142,673
State of California GO
4.20%, 06/01/17	(XLCA)	100	113,278
5.00%, 06/01/17	(XLCA)	275	320,972
Series A
4.25%, 07/01/17		100	114,933
5.00%, 07/01/17		725	857,211

			7,585,112
COLORADO — 0.54%
City & County of Denver GO
Series A
5.00%, 08/01/17		200	238,284
University of Colorado Regents RB College & University Revenue
Series B
5.00%, 06/01/17		100	117,505

			355,789
CONNECTICUT — 1.31%
City of Danbury GO
Series B
5.00%, 07/01/17		265	313,651
City of Hartford GO
Series A
5.25%, 08/15/17	(AMBAC)	100	117,671

Security		Principal (000s)	Value

State of Connecticut GO
Series C
5.00%, 06/01/17		$275	$323,268
State of Connecticut ST Special Tax Revenue
Series A
4.00%, 08/01/17	(AMBAC)	100	113,860

			868,450
DELAWARE — 1.27%
City of Wilmington GO
Series A
5.00%, 06/01/17	(AGM)	100	117,600
County of New Castle GO
Series A
5.00%, 07/15/17		200	237,872
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	118,165
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17		115	135,890
State of Delaware GO
Series A
3.00%, 07/01/17		100	110,056
Series B
5.00%, 07/01/17		100	118,895

			838,478
DISTRICT OF COLUMBIA — 0.76%
District of Columbia GO
Series C
5.00%, 06/01/17	(AGM)	100	117,268
Series F
5.00%, 06/01/17	(BHAC)	325	382,353

			499,621
FLORIDA — 4.64%
County of Miami-Dade GO
5.00%, 07/01/17		100	116,671

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Series B
5.00%, 07/01/17		$100	$116,671
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	100	113,505
Florida State Board of Education GO
Series C
5.00%, 06/01/17		240	282,696
Series D
5.50%, 06/01/17		150	179,927
Series E
5.00%, 06/01/17		175	206,132
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		200	233,342
Series B
5.00%, 07/01/17		200	233,342
Series E
5.00%, 07/01/17		200	233,342
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/17		150	176,574
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
3.25%, 07/01/17		100	108,887
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/17		200	234,494
Lee County School Board COP Lease Renewal
Series B
5.00%, 08/01/17		100	115,282
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/17		100	116,432

Security		Principal (000s)	Value

Miami-Dade County Transit System RB Sales Tax Revenue
5.00%, 07/01/17	(AGM)	$100	$116,432
State of Florida GO
Series A
5.00%, 07/01/17		210	247,943
Series D
5.00%, 06/01/17		200	235,580

			3,067,252
GEORGIA — 4.51%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17		100	116,637
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
4.00%, 06/01/17	(AGM)	100	113,096
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		425	498,993
State of Georgia GO
Series B
5.00%, 07/01/17		100	118,846
Series E
5.00%, 08/01/19	(PR 08/01/17)	550	656,810
5.00%, 08/01/21	(PR 08/01/17)	600	716,520
Series I
5.00%, 07/01/17		470	558,576
Series J-1
4.00%, 07/01/17		175	200,249

			2,979,727
HAWAII — 1.66%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		125	142,325
Series B
2.50%, 08/01/17		100	107,141

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		$100	$110,133
5.00%, 07/01/17		125	147,281
State of Hawaii GO
Series DN
5.00%, 08/01/17		150	177,361
Series DQ
5.00%, 06/01/17		150	176,543
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		200	239,266

			1,100,050
IDAHO — 0.33%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		100	108,261
Canyon County School District No. 131 Nampa GO
4.00%, 07/30/17	(NPFGC)	100	111,884

			220,145
ILLINOIS — 1.94%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	106,339
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17	(NPFGC)	100	116,860
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	174,648
5.75%, 06/01/17	(AGM)	125	148,944
State of Illinois GO
Series A
5.00%, 06/01/17		175	200,168

Security		Principal (000s)	Value

State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17		$355	$415,716
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	100	119,081

			1,281,756
IOWA — 0.70%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	288,077
State of Iowa RB General Fund Revenue
Series A
5.00%, 06/01/17		150	176,258

			464,335
KANSAS — 0.70%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	463,800

			463,800
KENTUCKY — 0.36%
Kentucky State Property & Buildings Commission RB Lease Renewal
Series A
5.00%, 08/01/17		100	117,267
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17		100	117,922

			235,189
LOUISIANA — 0.27%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	165	178,520

			178,520
MAINE — 0.18%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	100	116,195

			116,195

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MARYLAND — 4.70%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17	(AMBAC)	$115	$135,945
County of Frederick GO
4.00%, 06/01/17		50	56,847
County of Howard GO
Series B
5.00%, 08/15/17		215	256,345
County of Montgomery GO
Series A
5.00%, 07/01/17		100	118,846
5.00%, 08/01/17		200	238,284
Maryland State Department of Transportation RB Income Tax Revenue
Second Series
5.00%, 06/01/17		100	118,219
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	265,979
Series A
4.00%, 07/01/17		100	113,809
5.00%, 07/01/17		100	118,213
Prince George’s County GOL
Series B
5.00%, 07/15/17		100	118,985
State of Maryland GO
Second Series
5.00%, 07/15/17		250	297,462
5.00%, 08/01/17		225	268,070
Second Series A
3.00%, 08/15/17		100	110,115
Second Series B
5.00%, 08/01/17		275	327,640
5.25%, 08/15/17		220	264,911
Washington Suburban Sanitary District GO
5.00%, 06/01/17		250	296,362

			3,106,032

Security		Principal (000s)	Value

MASSACHUSETTS — 5.20%
Commonwealth of Massachusetts GO
Series C
5.25%, 08/01/17		$150	$179,190
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/17		200	236,680
Series B
5.00%, 06/01/17		100	117,790
5.00%, 07/01/17		100	118,068
Series D
5.50%, 08/01/17		215	259,247
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.25%, 07/01/17		200	238,628
Series C
5.50%, 07/01/17		500	603,438
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17	(AGM)	100	116,099
Series B
4.50%, 07/01/17	(AGM)	100	113,921
Massachusetts School Building Authority RB Sales Tax Revenue
Series B
4.00%, 08/15/17		300	342,000
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		200	240,834
Series 14
3.50%, 08/01/17		100	112,251
Series A
5.25%, 08/01/17		285	343,189
Massachusetts Water Resources Authority RB General Revenue
Series J
5.25%, 08/01/17	(AGM)	350	418,110

			3,439,445

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

MINNESOTA — 2.04%
State of Minnesota GO
5.00%, 08/01/17		$200	$238,084
Series A
5.00%, 06/01/17		100	118,450
5.00%, 08/01/17		150	178,563
Series B
5.00%, 08/01/17		100	119,042
Series C
5.00%, 08/01/17		100	119,042
Series D
3.00%, 08/01/17		150	165,076
5.00%, 08/01/17		250	297,605
Series F
4.00%, 08/01/17		100	114,547

			1,350,409
MISSISSIPPI — 0.17%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17		100	115,282

			115,282
MISSOURI — 0.18%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
Series B
5.00%, 07/01/17		100	118,359

			118,359
NEVADA — 1.58%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	292,395
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17		200	232,864
Clark County School District GOL
Series B
4.50%, 06/15/17	(AMBAC)	300	341,847

Security		Principal (000s)	Value

State of Nevada GOL
Series D
5.00%, 06/01/17		$150	$174,900

			1,042,006
NEW HAMPSHIRE — 1.16%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		475	562,010
State of New Hampshire GO
Series B
5.00%, 06/01/17		175	207,120

			769,130
NEW JERSEY — 3.34%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	117,553
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17		250	292,317
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17		315	375,338
State of New Jersey GO
5.00%, 06/01/17		215	251,905
5.00%, 06/01/23	(PR 06/01/17)	115	136,848
5.00%, 06/01/26	(PR 06/01/17)	100	118,998
5.00%, 06/01/27	(PR 06/01/17)	170	202,297
Series L
5.25%, 07/15/17	(AMBAC)	100	118,671
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	479,108
Series Q
5.00%, 08/15/17		100	117,833

			2,210,868

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security	Principal (000s)	Value

NEW MEXICO — 0.99%
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/17	$150	$178,050
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/17	100	118,497
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17	100	118,359
Series A
5.00%, 07/01/17	200	236,718

		651,624
NEW YORK — 9.82%
City of Albany GOL
Series A
2.00%, 07/01/17	100	103,362
City of New York GO
Series A
3.00%, 08/01/17	100	108,120
Series A-1
4.00%, 08/01/17	115	129,454
4.00%, 08/15/17	100	112,661
4.20%, 08/01/17	210	238,264
5.00%, 08/01/17	310	364,120
Series C
3.00%, 08/01/17	100	108,120
5.00%, 08/01/17	305	358,247
Series E
4.00%, 08/01/17	100	112,569
5.00%, 08/01/17	725	851,571
Series G
4.00%, 08/01/17	100	112,569
Series I
5.00%, 08/01/17	105	123,331
Series I-1
4.00%, 08/01/17	100	112,569
Series J-1
5.00%, 08/01/17	235	276,026

Security		Principal (000s)	Value

New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17		$340	$399,534
Series EE
5.00%, 06/15/17		155	182,140
Series FF-1
4.00%, 06/15/17		160	181,058
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 07/15/17	(SAW)	275	315,307
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17		235	266,732
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	116,055
5.00%, 07/01/17		85	99,578
Series A
3.10%, 07/01/17		200	218,440
5.00%, 07/01/17		100	117,632
6.00%, 07/01/17	(NPFGC)	100	121,703
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17		175	205,476
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	107,841
5.00%, 07/01/17		110	128,338
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17		150	180,691
Series A
5.00%, 06/15/17		100	118,278
5.00%, 08/15/17		200	237,696
Series B
5.00%, 06/15/17		125	147,847
Series C
5.00%, 06/15/17		100	118,278

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	$100	$118,361

			6,491,968
NORTH CAROLINA — 0.87%
City of Charlotte GO
5.00%, 08/01/17		110	131,056
City of Charlotte RB Water & Sewer System Revenue
Series B
5.00%, 07/01/17		100	118,651
County of Mecklenburg GO
Series A
5.00%, 08/01/17		175	208,499
State of North Carolina GO
Series B
5.00%, 06/01/17		100	118,545

			576,751
OHIO — 2.58%
City of Columbus GO
Series 2012-3
5.00%, 08/15/17		325	387,007
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17		200	235,770
State of Ohio GO
Series B
5.00%, 08/01/17		300	354,870
Series C
5.00%, 08/01/17		315	372,305
State of Ohio RB Federal Grant Revenue
Series 2008-1
5.00%, 06/15/17		100	117,489
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	117,489
5.50%, 06/15/17	(AGM)	100	119,663

			1,704,593

Security		Principal (000s)	Value

OKLAHOMA — 0.83%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/17	(BHAC)	$150	$175,902
Oklahoma Capitol Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		100	113,052
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	142,378
5.00%, 07/15/17		100	118,343

			549,675
OREGON — 0.70%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	224,595
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	119,058
Portland Community College District GO
5.00%, 06/15/17		100	118,064

			461,717
PENNSYLVANIA — 3.99%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/17	(AGM)	175	202,905
Commonwealth of Pennsylvania GO
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	209,160
Third Series
5.00%, 07/15/17		475	561,431
5.38%, 07/01/17		100	119,718
5.38%, 07/01/17	(AGM)	400	478,872
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	518,724

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		$150	$166,302
5.00%, 08/01/17		100	117,413
Series AN
5.00%, 06/15/17		125	145,785
Pennsylvania State University RB College & University Revenue
Series B
5.25%, 08/15/17		100	118,598

			2,638,908
PUERTO RICO — 3.36%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17		100	106,441
5.50%, 07/01/17	(XLCA)	295	314,001
Series B
5.25%, 07/01/17	(Call 07/01/16)	150	156,443
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17	(XLCA)	365	391,780
Series LL
5.50%, 07/01/17		170	183,348
Series TT
5.00%, 07/01/17		100	105,792
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17	(NPFGC)	155	179,002
Series BB
5.25%, 07/01/17	(AMBAC)	150	159,656
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/17	(AMBAC)	350	371,206
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17	(AGM)	240	256,858

			2,224,527

Security		Principal (000s)	Value

SOUTH CAROLINA — 0.36%
State of South Carolina GO
Series A
5.00%, 06/01/17		$200	$236,996

			236,996
SOUTH DAKOTA — 0.18%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(AGM)	100	117,221

			117,221
TENNESSEE — 0.85%
City of Johnson GO
4.00%, 06/01/17		100	113,607
Metropolitan Government of Nashville & Davidson County GO
Series A
5.00%, 07/01/17		280	330,996
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17		100	116,719

			561,322
TEXAS — 6.00%
Austin Independent School District GO
5.00%, 08/01/17	(PSF)	100	118,249
City of Carrollton GOL
4.00%, 08/15/17		200	227,634
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	100	114,664
City of El Paso GOL
5.00%, 08/15/17		100	117,970
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	150	173,936
Corpus Christi Independent School District GO
5.00%, 08/15/17		100	118,467

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/17	(NPFGC)	$100	$118,019
Del Mar College District GOL
5.00%, 08/15/17		100	119,117
Denton Independent School District GO
4.50%, 08/15/17		125	144,770
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	284,048
Lone Star College System (Harris and Montgomery Counties) GO
Series A
5.00%, 08/15/17		100	118,529
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	264,486
North East Independent School District GO
Series A
5.00%, 08/01/17	(PSF)	250	295,622
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	113,865
Round Rock Independent School District GO
5.00%, 08/01/17		105	124,161
State of Texas GO
Series A
5.00%, 08/01/17		100	118,340
Series B
5.00%, 08/01/17		100	118,488
Texas Tech University RB College & University Revenue
Series A
5.00%, 08/15/17		100	118,218

Security	Principal (000s)	Value

Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17	$225	$266,603
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17	125	148,411
Series B
3.00%, 08/15/17	100	109,685
5.00%, 08/15/17	100	118,729
5.25%, 08/15/17	210	251,704
Series C
5.00%, 08/15/17	125	148,411
Series E
5.00%, 08/15/17	100	118,729

3,970,855
UTAH — 1.64%
State of Utah GO
Series A
4.00%, 07/01/17	350	400,498
5.00%, 07/01/17	315	374,365
Series C
5.00%, 07/01/17	260	309,000

1,083,863
VIRGINIA — 2.89%
City of Richmond GO
Series C
5.00%, 07/15/17	(SAW)	100	118,245
City of Virginia Beach GO
Series B
5.00%, 07/15/17	125	148,485
Commonwealth of Virginia GO
Series B
4.00%, 06/01/17	100	114,207
5.00%, 06/01/17	150	177,817
County of Henrico GO
5.00%, 07/15/17	100	118,985

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Security		Principal (000s)	Value

Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		$100	$117,798
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/17		285	336,705
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		230	272,295
5.25%, 08/01/17		300	357,783
Series C
5.00%, 08/01/17	(SAW)	125	147,986

			1,910,306
WASHINGTON — 6.30%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17		1,340	1,582,111
5.25%, 07/01/17	(NPFGC)	245	291,962
Series C
0.00%, 07/01/17		100	94,485
5.25%, 07/01/17	(NPFGC)	100	119,168
Series D
5.00%, 07/01/17		100	118,068
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/17		100	112,526
State of Washington COP Lease Appropriation
Series B
4.50%, 07/01/17		100	114,392
State of Washington GO
Series B
5.00%, 07/01/17	(AGM)	200	236,136
Series C
5.50%, 07/01/17		130	156,348
Series R-2007C
5.00%, 07/01/17		385	454,562

Security		Principal (000s)	Value

Series R-2011B
5.00%, 07/01/17		$100	$118,068
Series R-2011C
5.00%, 07/01/17		650	767,442

			4,165,268
WEST VIRGINIA — 0.18%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		100	117,247

			117,247
WISCONSIN — 1.02%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		100	113,005
5.00%, 07/01/17		100	117,391
5.00%, 07/01/17	(NPFGC-FGIC)	110	129,714
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/17		100	117,790
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	(AGM)	170	199,320

			677,220

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $63,173,225)			65,061,395

Security		Shares	Value

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.01%[a,b]		213,427	213,427

			213,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $213,427)			213,427

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 98.72%
(Cost: $63,386,652)	$65,274,822
Other Assets, Less Liabilities — 1.28%	846,766

NET ASSETS — 100.00%	$66,121,588

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.68%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	1,184,725	$13,055,669
Omnicom Group Inc.	725,477	36,244,831

		49,300,500
AEROSPACE & DEFENSE — 1.71%
Boeing Co. (The)	1,863,652	140,444,815
General Dynamics Corp.	911,385	63,131,639
L-3 Communications Holdings Inc.	258,348	19,794,624
Lockheed Martin Corp.	737,510	68,064,798
Northrop Grumman Corp.	674,004	45,549,190
Raytheon Co.	905,876	52,142,222
Rockwell Collins Inc.	385,082	22,400,220
United Technologies Corp.	2,315,470	189,891,695

		601,419,203
AGRICULTURE — 1.96%
Altria Group Inc.	5,561,194	174,732,715
Archer-Daniels-Midland Co.	1,808,491	49,534,569
Lorillard Inc.	355,454	41,470,818
Philip Morris International Inc.	4,587,633	383,709,624
Reynolds American Inc.	890,325	36,886,165

		686,333,891
AIRLINES — 0.06%
Southwest Airlines Co.	2,026,601	20,752,394

		20,752,394
APPAREL — 0.59%
Coach Inc.	779,057	43,245,454
Nike Inc. Class B	2,004,411	103,427,608
Ralph Lauren Corp.	168,296	25,230,936
VF Corp.	241,974	36,530,815

		208,434,813
AUTO MANUFACTURERS — 0.51%
Ford Motor Co.	10,469,883	135,584,985
PACCAR Inc.	969,465	43,829,512

		179,414,497
AUTO PARTS & EQUIPMENT — 0.34%
BorgWarner Inc.[a]	321,388	23,017,808
Delphi Automotive PLC[a]	807,005	30,867,941
Goodyear Tire & Rubber Co. (The)[a]	672,658	9,289,407
Johnson Controls Inc.	1,877,771	57,647,570

		120,822,726

Security	Shares	Value

BANKS — 7.37%
Bank of America Corp.	29,597,321	$343,328,924
Bank of New York Mellon Corp. (The)	3,209,239	82,477,442
BB&T Corp.	1,921,264	55,927,995
Capital One Financial Corp.	1,597,345	92,534,196
Citigroup Inc.	8,052,928	318,573,832
Comerica Inc.	522,765	15,860,690
Fifth Third Bancorp	2,464,823	37,440,661
First Horizon National Corp.	678,673	6,725,649
Goldman Sachs Group Inc. (The)	1,213,178	154,752,986
Huntington Bancshares Inc.	2,349,255	15,011,739
J.P. Morgan Chase & Co.	10,438,856	458,996,498
KeyCorp	2,564,009	21,588,956
M&T Bank Corp.	333,911	32,880,216
Morgan Stanley	3,795,155	72,563,364
Northern Trust Corp.	599,232	30,057,477
PNC Financial Services Group Inc. (The)[b]	1,452,305	84,683,905
Regions Financial Corp.	3,880,174	27,626,839
State Street Corp.	1,276,584	60,012,214
SunTrust Banks Inc.	1,479,684	41,949,041
U.S. Bancorp	5,163,836	164,932,922
Wells Fargo & Co.	13,444,356	459,528,088
Zions Bancorp	505,749	10,823,029

		2,588,276,663
BEVERAGES — 2.37%
Beam Inc.	436,910	26,690,832
Brown-Forman Corp. Class B NVS	416,196	26,324,397
Coca-Cola Co. (The)	10,592,469	383,977,001
Coca-Cola Enterprises Inc.	741,061	23,513,866
Constellation Brands Inc. Class Aa,c	415,828	14,716,153
Dr Pepper Snapple Group Inc.	571,562	25,251,609
Molson Coors Brewing Co. Class B NVS	427,943	18,311,681
Monster Beverage Corp.[a,c]	409,454	21,651,927
PepsiCo Inc.	4,247,892	290,683,250

		831,120,716
BIOTECHNOLOGY — 1.69%
Alexion Pharmaceuticals Inc.[a,c]	533,525	50,049,980
Amgen Inc.	2,107,269	181,899,460
Biogen Idec Inc.[a]	649,681	95,288,712
Celgene Corp.[a,c]	1,161,678	91,447,292
Gilead Sciences Inc.[a,c]	2,080,541	152,815,737
Life Technologies Corp.[a,c]	472,507	23,190,644

		594,691,825

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

BUILDING MATERIALS — 0.05%
Masco Corp.	980,616	$16,337,063

		16,337,063
CHEMICALS — 2.53%
Air Products and Chemicals Inc.	584,470	49,107,169
Airgas Inc.	192,999	17,618,879
CF Industries Holdings Inc.	172,634	35,072,323
Dow Chemical Co. (The)	3,293,134	106,434,091
E.I. du Pont de Nemours and Co.	2,560,610	115,150,632
Eastman Chemical Co.	421,149	28,659,190
Ecolab Inc.	723,931	52,050,639
FMC Corp.	377,305	22,079,889
International Flavors & Fragrances Inc.	223,993	14,904,494
LyondellBasell Industries NV Class A	1,042,490	59,515,754
Monsanto Co.	1,468,012	138,947,336
Mosaic Co. (The)	759,763	43,025,379
PPG Industries Inc.	421,103	56,996,291
Praxair Inc.	815,934	89,303,976
Sherwin-Williams Co. (The)	235,016	36,150,161
Sigma-Aldrich Corp.	330,421	24,312,377

		889,328,580
COAL — 0.11%
CONSOL Energy Inc.	625,526	20,079,385
Peabody Energy Corp.	736,994	19,611,410

		39,690,795
COMMERCIAL SERVICES — 1.21%
ADT Corp. (The)	638,321	29,675,543
Apollo Group Inc. Class Aa,c	274,752	5,747,812
Automatic Data Processing Inc.	1,333,155	76,003,166
Equifax Inc.	328,432	17,774,740
H&R Block Inc.	744,984	13,834,353
Iron Mountain Inc.	458,041	14,222,173
MasterCard Inc. Class A	293,475	144,178,398
Moody’s Corp.	532,545	26,797,664
Paychex Inc.	888,266	27,660,603
Quanta Services Inc.[a]	585,328	15,973,601
Robert Half International Inc.	386,501	12,298,462
SAIC Inc.	779,227	8,820,850
Total System Services Inc.	441,249	9,451,554
Western Union Co.	1,638,316	22,297,481

		424,736,400

Security	Shares	Value

COMPUTERS — 7.23%
Accenture PLC Class A	1,753,362	$116,598,573
Apple Inc.	2,583,171	1,376,907,638
Cognizant Technology Solutions Corp. Class Aa	824,329	61,041,563
Computer Sciences Corp.	426,661	17,087,773
Dell Inc.	4,007,340	40,594,354
EMC Corp.[a]	5,784,889	146,357,692
Hewlett-Packard Co.	5,399,229	76,939,013
International Business Machines Corp.	2,916,886	558,729,513
NetApp Inc.[a]	983,968	33,012,127
SanDisk Corp.[a]	663,947	28,921,531
Seagate Technology PLC	922,816	28,127,432
Teradata Corp.[a,c]	464,370	28,739,859
Western Digital Corp.	602,106	25,583,484

		2,538,640,552
COSMETICS & PERSONAL CARE — 1.98%
Avon Products Inc.	1,186,742	17,041,615
Colgate-Palmolive Co.	1,219,665	127,503,779
Estee Lauder Companies Inc. (The) Class A	659,200	39,459,712
Procter & Gamble Co. (The)	7,508,668	509,763,471

		693,768,577
DISTRIBUTION & WHOLESALE — 0.31%
Fastenal Co.	740,474	34,572,731
Fossil Inc.[a,c]	148,345	13,810,919
Genuine Parts Co.	425,994	27,084,699
W.W. Grainger Inc.	164,084	33,205,679

		108,674,028
DIVERSIFIED FINANCIAL SERVICES — 2.37%
American Express Co.	2,673,701	153,684,333
Ameriprise Financial Inc.	565,245	35,401,294
BlackRock Inc.[b]	344,523	71,216,349
Charles Schwab Corp. (The)	3,011,292	43,242,153
CME Group Inc.	842,276	42,711,816
Discover Financial Services	1,386,321	53,442,675
E*TRADE Financial Corp.[a]	706,977	6,327,444
Federated Investors Inc. Class Bc	1,352	27,351
Franklin Resources Inc.	378,916	47,629,741
IntercontinentalExchange Inc.[a,c]	199,718	24,727,086
Invesco Ltd.	1,219,395	31,814,016
Legg Mason Inc.	321,966	8,280,966

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

NASDAQ OMX Group Inc. (The)	321,620	$8,043,716
NYSE Euronext Inc.	667,323	21,047,367
SLM Corp.	1,269,230	21,741,910
T. Rowe Price Group Inc.	699,888	45,583,705
Visa Inc. Class A	1,431,606	217,002,838

		831,924,760
ELECTRIC — 3.07%
AES Corp. (The)	1,695,734	18,144,354
Ameren Corp.	666,314	20,469,166
American Electric Power Co. Inc.	1,332,548	56,873,149
CMS Energy Corp.	724,737	17,669,088
Consolidated Edison Inc.	804,262	44,668,711
Dominion Resources Inc.	1,577,916	81,736,049
DTE Energy Co.	472,502	28,373,745
Duke Energy Corp.	1,933,880	123,381,544
Edison International	894,677	40,430,454
Entergy Corp.	488,091	31,115,801
Exelon Corp.	2,345,902	69,767,125
FirstEnergy Corp.	1,148,453	47,959,397
Integrys Energy Group Inc.	213,949	11,172,417
NextEra Energy Inc.	1,162,149	80,409,089
Northeast Utilities	862,116	33,691,493
NRG Energy Inc.	884,965	20,345,345
Pepco Holdings Inc.[c]	630,114	12,356,536
PG&E Corp.	1,180,731	47,441,772
Pinnacle West Capital Corp.	301,213	15,355,839
PPL Corp.	1,597,405	45,733,705
Public Service Enterprise Group Inc.	1,389,280	42,511,968
SCANA Corp.[c]	361,911	16,517,618
Southern Co. (The)	2,400,354	102,759,155
TECO Energy Inc.	559,054	9,369,745
Wisconsin Energy Corp.	631,812	23,282,272
Xcel Energy Inc.	1,339,031	35,765,518

		1,077,301,055
ELECTRICAL COMPONENTS & EQUIPMENT — 0.33%
Emerson Electric Co.	1,988,550	105,313,608
Molex Inc.	379,380	10,368,455

		115,682,063
ELECTRONICS — 1.17%
Agilent Technologies Inc.	956,854	39,173,603
Amphenol Corp. Class A	440,335	28,489,675
FLIR Systems Inc.	411,988	9,191,452

Security	Shares	Value

Garmin Ltd.	299,818	$12,238,571
Honeywell International Inc.	2,151,184	136,535,648
Jabil Circuit Inc.	513,679	9,908,868
PerkinElmer Inc.	315,152	10,002,924
TE Connectivity Ltd.	1,160,513	43,078,243
Thermo Fisher Scientific Inc.	989,264	63,095,258
Tyco International Ltd.	1,278,833	37,405,865
Waters Corp.[a,c]	238,811	20,805,214

		409,925,321
ENGINEERING & CONSTRUCTION — 0.12%
Fluor Corp.	457,232	26,857,807
Jacobs Engineering Group Inc.[a,c]	357,196	15,205,834

		42,063,641
ENTERTAINMENT — 0.03%
International Game Technology	730,740	10,354,586

		10,354,586
ENVIRONMENTAL CONTROL — 0.25%
Republic Services Inc.	821,228	24,086,617
Stericycle Inc.[a,c]	235,856	21,998,289
Waste Management Inc.	1,197,445	40,401,795

		86,486,701
FOOD — 1.90%
Campbell Soup Co.[c]	492,146	17,170,974
ConAgra Foods Inc.	1,119,088	33,013,096
Dean Foods Co.[a]	508,694	8,398,538
General Mills Inc.	1,771,856	71,600,701
H.J. Heinz Co.	880,576	50,791,624
Hershey Co. (The)	410,714	29,661,765
Hormel Foods Corp.	368,162	11,490,336
J.M. Smucker Co. (The)	297,877	25,688,912
Kellogg Co.	679,098	37,927,623
Kraft Foods Group Inc.	1,626,789	73,970,096
Kroger Co. (The)	1,410,953	36,712,997
McCormick & Co. Inc. NVS	363,884	23,117,551
Mondelez International Inc. Class A	4,879,979	124,293,065
Safeway Inc.[c]	657,931	11,901,972
Sysco Corp.	1,614,137	51,103,577
Tyson Foods Inc. Class A	788,219	15,291,449
Whole Foods Market Inc.	473,818	43,273,798

		665,408,074
FOREST PRODUCTS & PAPER — 0.18%
International Paper Co.	1,205,902	48,043,135
MeadWestvaco Corp.	480,009	15,297,887

		63,341,022

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

GAS — 0.29%
AGL Resources Inc.	323,447	$12,928,177
CenterPoint Energy Inc.	1,173,774	22,595,149
NiSource Inc.	850,584	21,171,036
Sempra Energy	617,666	43,817,226

		100,511,588
HAND & MACHINE TOOLS — 0.13%
Snap-on Inc.	159,918	12,631,923
Stanley Black & Decker Inc.	463,462	34,282,284

		46,914,207
HEALTH CARE — PRODUCTS — 1.75%
Baxter International Inc.	1,508,637	100,565,742
Becton, Dickinson and Co.	540,869	42,290,547
Boston Scientific Corp.[a]	3,770,960	21,607,601
C.R. Bard Inc.	210,251	20,549,933
CareFusion Corp.[a]	609,384	17,416,195
Covidien PLC	1,300,045	75,064,598
Edwards Lifesciences Corp.[a,c]	316,963	28,580,554
Hospira Inc.[a,c]	453,669	14,172,620
Intuitive Surgical Inc.[a,c]	109,171	53,534,183
Medtronic Inc.	2,777,372	113,927,800
St. Jude Medical Inc.	846,373	30,587,920
Stryker Corp.	793,489	43,499,067
Varian Medical Systems Inc.[a,c]	300,435	21,102,554
Zimmer Holdings Inc.	476,467	31,761,290

		614,660,604
HEALTH CARE — SERVICES — 1.19%
Aetna Inc.	918,789	42,539,931
Cigna Corp.	785,103	41,971,606
Coventry Health Care Inc.	369,334	16,557,243
DaVita HealthCare Partners Inc.[a,c]	230,171	25,440,801
Humana Inc.	434,559	29,823,784
Laboratory Corp. of America Holdings[a,c]	259,809	22,504,656
Quest Diagnostics Inc.	436,543	25,437,361
Tenet Healthcare Corp.[a]	292,376	9,493,449
UnitedHealth Group Inc.	2,805,255	152,157,031
WellPoint Inc.	833,868	50,799,238

		416,725,100
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Leucadia National Corp.	544,020	12,942,236

		12,942,236

Security	Shares	Value

HOME BUILDERS — 0.14%
D.R. Horton Inc.	766,771	$15,166,730
Lennar Corp. Class Ac	450,785	17,431,856
PulteGroup Inc.[a,c]	933,513	16,952,596

		49,551,182
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.	186,252	8,314,289
Whirlpool Corp.	213,806	21,754,761

		30,069,050
HOUSEHOLD PRODUCTS & WARES — 0.36%
Avery Dennison Corp.	273,513	9,551,074
Clorox Co. (The)	358,254	26,231,358
Kimberly-Clark Corp.	1,074,555	90,724,678

		126,507,110
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	789,778	17,588,356

		17,588,356
INSURANCE — 4.00%
ACE Ltd.	933,104	74,461,699
Aflac Inc.	1,287,683	68,401,721
Allstate Corp. (The)	1,323,059	53,147,280
American International Group Inc.[a]	4,054,055	143,108,142
Aon PLC	875,106	48,655,894
Assurant Inc.	216,159	7,500,717
Berkshire Hathaway Inc. Class Ba	5,009,100	449,316,270
Chubb Corp. (The)	719,379	54,183,626
Cincinnati Financial Corp.	402,080	15,745,453
Genworth Financial Inc. Class Aa	1,350,544	10,142,585
Hartford Financial Services Group Inc. (The)	1,198,100	26,885,364
Lincoln National Corp.	755,273	19,561,571
Loews Corp.	853,906	34,796,670
Marsh & McLennan Companies Inc.	1,494,938	51,530,513
MetLife Inc.	2,995,702	98,678,424
Principal Financial Group Inc.	757,889	21,614,994
Progressive Corp. (The)	1,527,854	32,237,719
Prudential Financial Inc.	1,274,211	67,953,673
Torchmark Corp.	260,675	13,469,077
Travelers Companies Inc. (The)	1,047,560	75,235,759
Unum Group	755,562	15,730,801
XL Group PLC	825,540	20,688,032

		1,403,045,984

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

INTERNET — 3.39%
Amazon.com Inc.[a]	995,085	$249,905,647
eBay Inc.[a]	3,197,979	163,160,889
Expedia Inc.	255,541	15,702,994
F5 Networks Inc.[a,c]	217,058	21,087,185
Google Inc. Class Aa	730,881	518,465,055
Netflix Inc.[a,c]	152,527	14,151,455
Priceline.com Inc.[a,c]	136,941	85,067,749
Symantec Corp.[a]	1,905,666	35,845,577
TripAdvisor Inc.[a,c]	300,956	12,628,114
VeriSign Inc.[a]	426,358	16,551,217
Yahoo! Inc.[a]	2,858,053	56,875,255

		1,189,441,137
IRON & STEEL — 0.20%
Allegheny Technologies Inc.	294,694	8,946,910
Cliffs Natural Resources Inc.	391,303	15,088,644
Nucor Corp.	872,257	37,664,057
United States Steel Corp.[c]	396,205	9,457,413

		71,157,024
LEISURE TIME — 0.21%
Carnival Corp.	1,224,420	45,021,924
Harley-Davidson Inc.	621,355	30,346,978

		75,368,902
LODGING — 0.29%
Marriott International Inc. Class A	675,940	25,192,284
Starwood Hotels & Resorts Worldwide Inc.	538,197	30,870,980
Wyndham Worldwide Corp.	385,227	20,497,929
Wynn Resorts Ltd.	218,164	24,541,268

		101,102,461
MACHINERY — 1.20%
Caterpillar Inc.	1,795,737	160,862,120
Cummins Inc.	485,408	52,593,957
Deere & Co.	1,075,535	92,947,735
Flowserve Corp.	137,287	20,153,732
Joy Global Inc.	290,729	18,542,696
Rockwell Automation Inc.	382,582	32,133,062
Roper Industries Inc.	270,182	30,119,889
Xylem Inc.	510,208	13,826,637

		421,179,828

Security	Shares	Value

MANUFACTURING — 3.27%
3M Co.	1,748,048	$162,306,257
Danaher Corp.	1,597,863	89,320,542
Dover Corp.	491,612	32,303,824
Eaton Corp. PLC	1,268,079	68,729,882
General Electric Co.	28,797,106	604,451,255
Illinois Tool Works Inc.	1,170,937	71,204,679
Ingersoll-Rand PLC	768,817	36,872,463
Leggett & Platt Inc.	387,937	10,559,645
Pall Corp.	305,123	18,386,712
Parker Hannifin Corp.	409,683	34,847,636
Textron Inc.	773,918	19,185,427

		1,148,168,322
MEDIA — 3.41%
Cablevision NY Group Class A	592,579	8,853,130
CBS Corp. Class B NVS	1,622,741	61,745,295
Comcast Corp. Class A	7,297,290	272,772,700
DIRECTV[a,c]	1,659,310	83,230,990
Discovery Communications Inc. Series Aa,c	656,045	41,645,737
Gannett Co. Inc.	631,049	11,365,192
McGraw-Hill Companies Inc. (The)	762,577	41,690,085
News Corp. Class A NVS	5,537,168	141,419,271
Scripps Networks Interactive Inc. Class A	238,681	13,824,403
Time Warner Cable Inc.	828,755	80,546,698
Time Warner Inc.	2,600,161	124,365,701
Viacom Inc. Class B NVS	1,268,857	66,919,518
Walt Disney Co. (The)	4,866,659	242,310,952
Washington Post Co. (The) Class Bc	12,399	4,528,239

		1,195,217,911
METAL FABRICATE & HARDWARE — 0.22%
Precision Castparts Corp.	399,622	75,696,399

		75,696,399
MINING — 0.56%
Alcoa Inc.	2,930,607	25,437,668
Freeport-McMoRan Copper & Gold Inc.	2,606,864	89,154,749
Newmont Mining Corp.	1,363,241	63,308,912
Vulcan Materials Co.	355,897	18,524,439

		196,425,768

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

MISCELLANEOUS — MANUFACTURING — 0.08%
Pentair Ltd. Registered	577,482	$28,383,240

		28,383,240
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.[c]	551,277	5,865,587
Xerox Corp.	3,470,655	23,669,867

		29,535,454
OIL & GAS — 8.82%
Anadarko Petroleum Corp.	1,372,383	101,981,781
Apache Corp.	1,074,477	84,346,444
Cabot Oil & Gas Corp.	576,197	28,660,039
Chesapeake Energy Corp.[c]	1,423,620	23,660,564
Chevron Corp.	5,374,644	581,214,002
ConocoPhillips	3,333,467	193,307,751
Denbury Resources Inc.[a,c]	1,062,808	17,217,490
Devon Energy Corp.	1,034,307	53,825,336
Diamond Offshore Drilling Inc.	190,902	12,973,700
Ensco PLC Class A	637,878	37,813,408
EOG Resources Inc.	743,872	89,852,299
EQT Corp.	410,873	24,233,290
Exxon Mobil Corp.	12,521,064	1,083,698,089
Helmerich & Payne Inc.	290,324	16,261,047
Hess Corp.	815,963	43,213,400
Marathon Oil Corp.	1,939,829	59,475,157
Marathon Petroleum Corp.	931,417	58,679,271
Murphy Oil Corp.	506,958	30,189,349
Nabors Industries Ltd.[a]	797,436	11,522,950
Newfield Exploration Co.[a,c]	371,340	9,944,485
Noble Corp.	693,954	24,163,478
Noble Energy Inc.	488,517	49,701,720
Occidental Petroleum Corp.	2,224,836	170,444,686
Phillips 66	1,718,498	91,252,244
Pioneer Natural Resources Co.	338,408	36,070,909
QEP Resources Inc.	489,127	14,805,874
Range Resources Corp.[c]	446,592	28,059,375
Rowan Companies PLC[a,c]	341,065	10,665,103
Southwestern Energy Co.[a,c]	959,562	32,058,966
Tesoro Corp.	385,657	16,988,191
Valero Energy Corp.	1,520,038	51,863,697
WPX Energy Inc.[a,c]	547,037	8,139,911

		3,096,284,006

Security	Shares	Value

OIL & GAS SERVICES — 1.53%
Baker Hughes Inc.	1,207,281	$49,305,356
Cameron International Corp.[a,c]	677,492	38,251,198
FMC Technologies Inc.[a,c]	652,823	27,960,409
Halliburton Co.	2,548,339	88,401,880
National Oilwell Varco Inc.	1,172,301	80,126,774
Schlumberger Ltd.	3,645,576	252,601,961

		536,647,578
PACKAGING & CONTAINERS — 0.13%
Ball Corp.	422,482	18,906,069
Bemis Co. Inc.	283,636	9,490,461
Owens-Illinois Inc.[a,c]	451,807	9,609,935
Sealed Air Corp.	534,164	9,353,212

		47,359,677
PHARMACEUTICALS — 6.98%
Abbott Laboratories	4,340,467	284,300,589
Allergan Inc.	844,508	77,466,719
AmerisourceBergen Corp.	646,656	27,922,606
Bristol-Myers Squibb Co.	4,533,287	147,739,823
Cardinal Health Inc.	933,047	38,422,875
DENTSPLY International Inc.	389,713	15,436,532
Eli Lilly and Co.	2,804,292	138,307,681
Express Scripts Holding Co.[a,c]	2,241,817	121,058,118
Forest Laboratories Inc.[a]	642,849	22,705,427
Johnson & Johnson	7,609,866	533,451,607
McKesson Corp.	648,178	62,847,339
Mead Johnson Nutrition Co. Class A	557,550	36,736,970
Merck & Co. Inc.	8,348,328	341,780,548
Mylan Inc.[a,c]	1,119,053	30,751,576
Patterson Companies Inc.	229,745	7,864,171
Perrigo Co.	242,304	25,206,885
Pfizer Inc.	20,219,569	507,106,791
Watson Pharmaceuticals Inc.[a,c]	350,850	30,173,100

		2,449,279,357
PIPELINES — 0.56%
Kinder Morgan Inc.	1,736,592	61,353,795
ONEOK Inc.	561,926	24,022,336
Spectra Energy Corp.	1,828,236	50,057,102
Williams Companies Inc. (The)	1,850,354	60,580,590

		196,013,823
REAL ESTATE — 0.05%
CBRE Group Inc. Class Aa	828,513	16,487,409

		16,487,409

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 2.20%
American Tower Corp.	1,085,652	$83,888,330
Apartment Investment and Management Co. Class A	399,641	10,814,286
AvalonBay Communities Inc.[c]	314,051	42,582,175
Boston Properties Inc.[c]	414,247	43,831,475
Equity Residential[c]	883,491	50,067,435
HCP Inc.[c]	1,241,388	56,085,910
Health Care REIT Inc.	713,009	43,700,322
Host Hotels & Resorts Inc.[c]	1,990,187	31,186,230
Kimco Realty Corp.[c]	1,119,357	21,625,977
Plum Creek Timber Co. Inc.[c]	443,669	19,685,594
Prologis Inc.[c]	1,265,679	46,184,627
Public Storage	395,947	57,396,477
Simon Property Group Inc.	849,392	134,280,381
Ventas Inc.[c]	811,585	52,525,781
Vornado Realty Trust[c]	465,153	37,249,452
Weyerhaeuser Co.	1,487,016	41,368,785

		772,473,237
RETAIL — 6.29%
Abercrombie & Fitch Co. Class A	218,551	10,483,891
AutoNation Inc.[a,c]	107,015	4,248,495
AutoZone Inc.[a,c]	101,446	35,955,506
Bed Bath & Beyond Inc.[a,c]	629,420	35,190,872
Best Buy Co. Inc.[c]	733,471	8,691,631
Big Lots Inc.[a,c]	158,972	4,524,343
CarMax Inc.[a,c]	628,336	23,587,733
Chipotle Mexican Grill Inc.[a,c]	86,522	25,736,834
Costco Wholesale Corp.	1,187,449	117,284,338
CVS Caremark Corp.	3,423,839	165,542,616
Darden Restaurants Inc.	353,168	15,917,282
Dollar General Corp.[a,c]	721,130	31,794,622
Dollar Tree Inc.[a]	623,938	25,306,925
Family Dollar Stores Inc.	263,066	16,681,015
GameStop Corp. Class Ac	332,810	8,350,203
Gap Inc. (The)	816,217	25,335,376
Home Depot Inc. (The)	4,106,029	253,957,894
J.C. Penney Co. Inc.[c]	391,363	7,713,765
Kohl’s Corp.	581,109	24,976,065
Limited Brands Inc.	657,252	30,930,279
Lowe’s Companies Inc.	3,088,676	109,709,771
Macy’s Inc.	1,085,540	42,357,771
McDonald’s Corp.	2,757,042	243,198,675

Security	Shares	Value

Nordstrom Inc.	417,592	$22,341,172
O’Reilly Automotive Inc.[a,c]	314,797	28,149,148
PetSmart Inc.	295,147	20,170,346
Ross Stores Inc.	610,723	33,070,650
Staples Inc.	1,850,647	21,097,376
Starbucks Corp.	2,042,169	109,501,102
Target Corp.	1,787,166	105,746,612
Tiffany & Co.	327,270	18,765,662
TJX Companies Inc. (The)	2,002,653	85,012,620
Urban Outfitters Inc.[a,c]	300,493	11,827,404
Wal-Mart Stores Inc.	4,593,221	313,395,469
Walgreen Co.	2,359,105	87,310,476
Yum! Brands Inc.	1,240,767	82,386,929

		2,206,250,868
SAVINGS & LOANS — 0.06%
Hudson City Bancorp Inc.	1,305,392	10,612,837
People’s United Financial Inc.	954,681	11,542,093

		22,154,930
SEMICONDUCTORS — 2.82%
Advanced Micro Devices Inc.[a,c]	1,661,813	3,988,351
Altera Corp.	880,287	30,317,084
Analog Devices Inc.	827,539	34,806,290
Applied Materials Inc.	3,289,419	37,630,953
Broadcom Corp. Class Aa	1,424,784	47,317,077
First Solar Inc.[a,c]	164,934	5,093,162
Intel Corp.	13,664,817	281,905,175
KLA-Tencor Corp.	457,251	21,838,308
Lam Research Corp.[a]	470,505	16,999,346
Linear Technology Corp.	635,443	21,795,695
LSI Corp.[a,c]	1,519,730	10,759,688
Microchip Technology Inc.	534,386	17,415,640
Micron Technology Inc.[a,c]	2,794,306	17,743,843
NVIDIA Corp.	1,715,824	21,087,477
QUALCOMM Inc.	4,679,367	290,214,341
Teradyne Inc.[a,c]	515,847	8,712,656
Texas Instruments Inc.	3,078,052	95,234,929
Xilinx Inc.	716,539	25,723,750

		988,583,765
SOFTWARE — 3.71%
Adobe Systems Inc.[a]	1,359,411	51,222,607
Akamai Technologies Inc.[a,c]	487,316	19,936,098
Autodesk Inc.[a]	617,090	21,814,132

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Security	Shares	Value

BMC Software Inc.[a,c]	391,505	$15,527,088
CA Inc.	920,833	20,239,909
Cerner Corp.[a,c]	400,469	31,092,413
Citrix Systems Inc.[a]	512,757	33,713,773
Dun & Bradstreet Corp. (The)	122,384	9,625,502
Electronic Arts Inc.[a,c]	838,114	12,177,796
Fidelity National Information Services Inc.	684,419	23,824,625
Fiserv Inc.[a,c]	366,578	28,970,659
Intuit Inc.	764,184	45,468,948
Microsoft Corp.	20,800,597	555,999,958
Oracle Corp.	10,322,806	343,955,896
Red Hat Inc.[a,c]	530,871	28,114,928
Salesforce.com Inc.[a,c]	358,691	60,295,957

		1,301,980,289
TELECOMMUNICATIONS — 4.28%
AT&T Inc.	15,598,878	525,838,177
CenturyLink Inc.	1,714,228	67,060,599
Cisco Systems Inc.	14,579,278	286,482,813
Corning Inc.	4,058,393	51,216,920
Crown Castle International Corp.[a,c]	805,034	58,091,253
Frontier Communications Corp.[c]	2,741,787	11,734,848
Harris Corp.	311,862	15,268,764
JDS Uniphase Corp.[a,c]	642,431	8,698,516
Juniper Networks Inc.[a,c]	1,415,972	27,852,169
MetroPCS Communications Inc.[a]	869,877	8,646,577
Motorola Solutions Inc.	770,351	42,893,144
Sprint Nextel Corp.[a]	8,250,825	46,782,178
Verizon Communications Inc.	7,837,010	339,107,423
Windstream Corp.[c]	1,615,011	13,372,291

		1,503,045,672
TEXTILES — 0.03%
Cintas Corp.	291,534	11,923,741

		11,923,741
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.[c]	317,568	11,400,691
Mattel Inc.	942,222	34,504,170

		45,904,861
TRANSPORTATION — 1.56%
C.H. Robinson Worldwide Inc.	442,629	27,983,005
CSX Corp.	2,832,331	55,881,891
Expeditors International of Washington Inc.	573,910	22,698,141

Security	Shares	Value

FedEx Corp.	802,162	$73,574,299
Norfolk Southern Corp.	867,916	53,671,925
Ryder System Inc.	140,391	7,009,723
Union Pacific Corp.	1,291,753	162,399,187
United Parcel Service Inc. Class B	1,964,895	144,871,708

		548,089,879

Total COMMON STOCKS
(Cost: $35,888,715,856)		34,986,901,401

SHORT-TERM INVESTMENTS — 2.66%

MONEY MARKET FUNDS — 2.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,d,e]	816,092,633	816,092,633
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,d,e]	58,176,654	58,176,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,d]	57,729,731	57,729,731

		931,999,018

TOTAL SHORT-TERM INVESTMENTS
(Cost: $931,999,018)		931,999,018

TOTAL INVESTMENTS IN SECURITIES — 102.34%
(Cost: $36,820,714,874)		35,918,900,419
Other Assets, Less Liabilities — (2.34)%		(821,332,468)

NET ASSETS — 100.00%		$35,097,567,951

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2012

Financial futures contracts purchased as of December 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,500	E-mini S&P 500 (Mar. 2013)	Chicago Mercantile	$106,507,500	$282,163

See accompanying notes to schedules of investments.

65

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

ADVERTISING — 0.18%
Lamar Advertising Co. Class Aa,b	632,613	$24,513,754

		24,513,754
AEROSPACE & DEFENSE — 1.22%
Alliant Techsystems Inc.	374,668	23,214,429
B/E Aerospace Inc.[a]	1,188,050	58,689,670
Esterline Technologies Corp.[a]	355,127	22,589,628
Exelis Inc.	2,145,397	24,178,624
Triumph Group Inc.	571,055	37,289,892

		165,962,243
AGRICULTURE — 0.10%
Universal Corp.	268,214	13,386,561

		13,386,561
AIRLINES — 0.37%
Alaska Air Group Inc.[a]	804,889	34,682,667
JetBlue Airways Corp.[a,b]	2,621,719	14,970,015

		49,652,682
APPAREL — 1.21%
Carter’s Inc.[a,b]	581,223	32,345,060
Deckers Outdoor Corp.[a,b]	404,841	16,302,947
Hanesbrands Inc.[a,b]	1,116,978	40,010,152
Under Armour Inc. Class Aa,b	887,126	43,052,225
Warnaco Group Inc. (The)[a]	467,390	33,451,102

		165,161,486
AUTO MANUFACTURERS — 0.23%
Oshkosh Corp.[a]	1,044,627	30,973,191

		30,973,191
BANKS — 3.59%
Associated Banc-Corp	1,968,104	25,821,525
BancorpSouth Inc.	949,002	13,798,489
Bank of Hawaii Corp.	513,958	22,639,850
Cathay General Bancorp	836,032	16,302,624
City National Corp.	542,284	26,853,904
Commerce Bancshares Inc.	891,024	31,239,301
Cullen/Frost Bankers Inc.	703,575	38,183,015
East West Bancorp Inc.	1,604,119	34,472,517
FirstMerit Corp.	1,256,654	17,831,920
Fulton Financial Corp.	2,279,850	21,909,359
Hancock Holding Co.	967,691	30,714,512
International Bancshares Corp.	619,744	11,186,379

Security	Shares	Value

Prosperity Bancshares Inc.	503,321	$21,139,482
Signature Bank[a,b]	527,748	37,649,542
SVB Financial Group[a]	506,550	28,351,604
Synovus Financial Corp.	6,768,135	16,581,931
TCF Financial Corp.[b]	1,871,971	22,744,448
Trustmark Corp.	745,937	16,753,745
Valley National Bancorp[b]	2,268,334	21,095,506
Webster Financial Corp.	920,101	18,908,076
Westamerica Bancorp[b]	311,594	13,270,788

		487,448,517
BEVERAGES — 0.43%
Green Mountain Coffee Roasters Inc.[a,b]	1,407,121	58,198,525

		58,198,525
BIOTECHNOLOGY — 2.39%
Bio-Rad Laboratories Inc. Class Aa	231,083	24,275,269
Charles River Laboratories International Inc.[a]	556,771	20,862,209
Regeneron Pharmaceuticals Inc.[a,b]	858,698	146,897,467
United Therapeutics Corp.[a,b]	540,485	28,872,709
Vertex Pharmaceuticals Inc.[a]	2,473,416	103,735,067

		324,642,721
BUILDING MATERIALS — 1.19%
Fortune Brands Home & Security Inc.[a]	1,856,450	54,245,469
Lennox International Inc.	523,657	27,502,466
Louisiana-Pacific Corp.[a,b]	1,580,653	30,538,216
Martin Marietta Materials Inc.	523,288	49,335,592

		161,621,743
CHEMICALS — 2.94%
Albemarle Corp.	1,019,184	63,311,710
Ashland Inc.	835,631	67,193,089
Cabot Corp.	683,553	27,198,574
Cytec Industries Inc.	521,157	35,871,236
Intrepid Potash Inc.	609,725	12,981,045
Minerals Technologies Inc.	408,507	16,307,600
NewMarket Corp.	122,444	32,104,817
Olin Corp.	921,597	19,897,279
RPM International Inc.	1,512,026	44,393,083
Sensient Technologies Corp.	569,403	20,247,971
Valspar Corp. (The)	965,523	60,248,635

		399,755,039

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2012

Security	Shares	Value

COAL — 0.31%
Alpha Natural Resources Inc.[a,b]	2,534,510	$24,686,127
Arch Coal Inc.	2,419,919	17,713,807

		42,399,934
COMMERCIAL SERVICES — 5.64%
Aaron’s Inc.	800,634	22,641,929
Alliance Data Systems Corp.[a,b]	568,833	82,344,265
Brink’s Co. (The)	545,513	15,563,486
Convergys Corp.	1,250,263	20,516,816
CoreLogic Inc.[a]	1,116,812	30,064,579
Corporate Executive Board Co. (The)	386,800	18,357,528
Corrections Corp. of America	1,145,703	40,638,085
Deluxe Corp.	578,910	18,664,058
DeVry Inc.	653,164	15,499,582
FTI Consulting Inc.[a,b]	475,778	15,700,674
Gartner Inc.[a]	1,066,827	49,095,379
Global Payments Inc.	903,695	40,937,383
HMS Holdings Corp.[a,b]	994,138	25,768,057
ITT Educational Services Inc.[a,b]	455	7,876
Lender Processing Services Inc.	974,291	23,987,044
Manpower Inc.	896,736	38,057,476
Matthews International Corp. Class A	320,011	10,272,353
Monster Worldwide Inc.[a,b]	1,343,121	7,548,340
R.R. Donnelley & Sons Co.[b]	2,058,923	18,530,307
Rent-A-Center Inc.	676,021	23,228,082
Rollins Inc.	752,911	16,594,158
SEI Investments Co.	1,536,347	35,858,339
Service Corp. International	2,431,712	33,581,943
Sotheby’s	773,659	26,010,416
Strayer Education Inc.	136,166	7,648,444
Towers Watson & Co. Class A	653,858	36,753,358
United Rentals Inc.[a,b]	1,055,528	48,047,635
Valassis Communications Inc.[b]	446,718	11,516,390
WEX Inc.[a,b]	444,159	33,476,264

		766,910,246
COMPUTERS — 2.48%
Cadence Design Systems Inc.[a,b]	3,193,155	43,139,524
Diebold Inc.	726,471	22,237,277
DST Systems Inc.	351,643	21,309,566
Jack Henry & Associates Inc.	985,389	38,686,372
Lexmark International Inc. Class A	739,911	17,158,536
Mentor Graphics Corp.[a]	1,071,552	18,237,815
MICROS Systems Inc.[a,b]	917,995	38,959,708

Security	Shares	Value

NCR Corp.[a]	1,823,773	$46,469,736
Riverbed Technology Inc.[a]	1,839,785	36,280,560
Synopsys Inc.[a]	1,705,008	54,287,455

		336,766,549
DISTRIBUTION & WHOLESALE — 1.42%
Arrow Electronics Inc.[a]	1,210,573	46,098,620
Ingram Micro Inc. Class Aa	1,723,525	29,162,043
LKQ Corp.[a]	3,393,009	71,592,490
Owens & Minor Inc.	722,756	20,605,774
Watsco Inc.	340,996	25,540,600

		192,999,527
DIVERSIFIED FINANCIAL SERVICES — 2.31%
Affiliated Managers Group Inc.[a]	590,646	76,872,577
CBOE Holdings Inc.	999,206	29,436,609
Eaton Vance Corp. NVS	1,315,825	41,909,026
Federated Investors Inc. Class B	1,062,418	21,492,716
Greenhill & Co. Inc.[b]	301,158	15,657,205
Janus Capital Group Inc.	2,143,833	18,265,457
Jefferies Group Inc.	1,468,134	27,263,248
Raymond James Financial Inc.	1,274,385	49,102,054
Waddell & Reed Financial Inc. Class A	977,178	34,025,338

		314,024,230
ELECTRIC — 3.36%
Alliant Energy Corp.	1,269,014	55,722,405
Black Hills Corp.	506,117	18,392,292
Cleco Corp.	694,916	27,803,589
Great Plains Energy Inc.	1,754,151	35,626,807
Hawaiian Electric Industries Inc.	1,107,401	27,840,061
IDACORP Inc.	576,831	25,005,624
MDU Resources Group Inc.	2,153,806	45,746,839
National Fuel Gas Co.	951,863	48,249,935
NV Energy Inc.	2,694,921	48,885,867
OGE Energy Corp.	1,126,108	63,411,142
PNM Resources Inc.	916,885	18,805,311
Westar Energy Inc.	1,448,329	41,451,176

		456,941,048
ELECTRICAL COMPONENTS & EQUIPMENT — 1.93%
Acuity Brands Inc.	487,292	33,004,287
AMETEK Inc.	2,773,234	104,190,402
Energizer Holdings Inc.	707,050	56,549,859
General Cable Corp.[a,b]	572,178	17,399,933
Hubbell Inc. Class B	609,856	51,612,113

		262,756,594

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2012

Security	Shares	Value

ELECTRONICS — 2.52%
Avnet Inc.[a]	1,567,685	$47,986,838
Gentex Corp.	1,632,731	30,727,997
Itron Inc.[a,b]	448,169	19,965,929
Mettler-Toledo International Inc.[a]	349,860	67,627,938
National Instruments Corp.	1,082,282	27,933,698
Tech Data Corp.[a,b]	432,631	19,697,690
Trimble Navigation Ltd.[a]	1,436,863	85,895,670
Vishay Intertechnology Inc.[a,b]	1,505,003	15,998,182
Woodward Inc.	688,504	26,252,658

		342,086,600
ENGINEERING & CONSTRUCTION — 1.20%
AECOM Technology Corp.[a]	1,237,387	29,449,810
Granite Construction Inc.	406,445	13,664,681
KBR Inc.	1,681,316	50,304,975
Shaw Group Inc. (The)[a]	759,981	35,422,714
URS Corp.	878,157	34,476,444

		163,318,624
ENTERTAINMENT — 0.58%
Bally Technologies Inc.[a,b]	469,837	21,006,412
Cinemark Holdings Inc.	1,166,499	30,305,644
DreamWorks Animation SKG Inc. Class Aa,b	823,043	13,637,823
International Speedway Corp. Class A	296,740	8,195,959
Scientific Games Corp. Class Aa,b	612,724	5,312,317

		78,458,155
ENVIRONMENTAL CONTROL — 0.70%
Clean Harbors Inc.[a]	605,059	33,284,296
Mine Safety Appliances Co.	354,797	15,153,380
Waste Connections Inc.	1,402,237	47,381,588

		95,819,264
FOOD — 2.25%
Flowers Foods Inc.	1,313,474	30,564,540
Harris Teeter Supermarkets Inc.	561,030	21,633,317
Hillshire Brands Co.	1,394,154	39,231,494
Ingredion Inc.	873,976	56,310,274
Lancaster Colony Corp.	221,444	15,321,710
Post Holdings Inc.[a,b]	377,376	12,925,128
Ralcorp Holdings Inc.[a]	628,418	56,337,674
Smithfield Foods Inc.[a]	1,427,730	30,796,136
SUPERVALU Inc.[b]	2,445,369	6,040,061
Tootsie Roll Industries Inc.[b]	239,819	6,216,108
United Natural Foods Inc.[a]	561,023	30,065,223

		305,441,665

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.25%
Domtar Corp.	403,202	$33,675,431

		33,675,431
GAS — 1.24%
Atmos Energy Corp.	1,032,208	36,251,145
Questar Corp.	1,998,226	39,484,946
UGI Corp.	1,289,060	42,165,152
Vectren Corp.	935,492	27,503,465
WGL Holdings Inc.	593,221	23,248,331

		168,653,039
HAND & MACHINE TOOLS — 0.87%
Kennametal Inc.	909,942	36,397,680
Lincoln Electric Holdings Inc.	949,023	46,198,440
Regal Beloit Corp.	508,730	35,850,203

		118,446,323
HEALTH CARE — PRODUCTS — 3.38%
Cooper Companies Inc. (The)	547,441	50,627,344
Henry Schein Inc.[a,b]	1,004,365	80,811,208
Hill-Rom Holdings Inc.	696,677	19,855,294
Hologic Inc.[a]	3,045,129	60,993,934
IDEXX Laboratories Inc.[a,b]	624,321	57,936,989
Masimo Corp.	593,969	12,479,289
ResMed Inc.[b]	1,631,428	67,818,462
Steris Corp.	667,572	23,184,775
TECHNE Corp.	394,586	26,966,007
Teleflex Inc.	467,151	33,312,538
Thoratec Corp.[a]	669,480	25,118,890

		459,104,730
HEALTH CARE — SERVICES — 1.89%
Community Health Systems Inc.	1,038,652	31,928,162
Covance Inc.[a,b]	624,163	36,057,897
Health Management Associates Inc. Class Aa	2,924,975	27,260,767
Health Net Inc.[a]	934,557	22,709,735
LifePoint Hospitals Inc.[a,b]	561,858	21,210,139
MEDNAX Inc.[a,b]	569,876	45,316,540
Universal Health Services Inc. Class B	1,011,338	48,898,192
WellCare Health Plans Inc.[a]	496,082	24,154,233

		257,535,665
HOLDING COMPANIES — DIVERSIFIED — 0.14%
Apollo Investment Corp.	2,329,510	19,474,704

		19,474,704

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2012

Security	Shares	Value

HOME BUILDERS — 1.12%
KB Home	874,410	$13,815,678
M.D.C. Holdings Inc.	446,792	16,424,074
NVR Inc.[a]	52,497	48,297,240
Thor Industries Inc.	503,177	18,833,915
Toll Brothers Inc.[a]	1,711,821	55,343,173

		152,714,080
HOME FURNISHINGS — 0.16%
Tempur-Pedic International Inc.[a]	679,276	21,390,401

		21,390,401
HOUSEHOLD PRODUCTS & WARES — 1.39%
Church & Dwight Co. Inc.	1,592,184	85,293,297
Jarden Corp.	839,106	43,381,780
Scotts Miracle-Gro Co. (The) Class A	441,411	19,444,155
Tupperware Brands Corp.	631,890	40,504,149

		188,623,381
INSURANCE — 4.56%
Alleghany Corp.[a]	193,700	64,970,854
American Financial Group Inc.	866,623	34,248,941
Arthur J. Gallagher & Co.	1,418,382	49,146,936
Aspen Insurance Holdings Ltd.	812,316	26,059,097
Brown & Brown Inc.	1,343,661	34,209,609
Everest Re Group Ltd.	590,401	64,914,590
Fidelity National Financial Inc. Class A	2,419,728	56,984,594
First American Financial Corp.	1,223,281	29,468,839
Hanover Insurance Group Inc. (The)	512,551	19,856,226
HCC Insurance Holdings Inc.	1,157,766	43,080,473
Kemper Corp.	625,454	18,450,893
Mercury General Corp.	310,068	12,306,599
Old Republic International Corp.	2,749,821	29,285,594
Protective Life Corp.	905,609	25,882,305
Reinsurance Group of America Inc.	841,312	45,027,018
StanCorp Financial Group Inc.	503,434	18,460,925
W.R. Berkley Corp.	1,256,674	47,426,877

		619,780,370
INTERNET — 2.12%
AOL Inc.[a,b]	875,265	25,916,597
Equinix Inc.[a,b]	554,408	114,318,929
Rackspace Hosting Inc.[a,b]	1,249,182	92,776,747
TIBCO Software Inc.[a]	1,768,078	38,915,397
ValueClick Inc.[a,b]	805,905	15,642,616

		287,570,286

Security	Shares	Value

IRON & STEEL — 0.98%
Carpenter Technology Corp.	503,434	$25,992,297
Commercial Metals Co.	1,330,745	19,774,871
Reliance Steel & Aluminum Co.	862,395	53,554,729
Steel Dynamics Inc.	2,502,905	34,364,886

		133,686,783
LEISURE TIME — 0.70%
Life Time Fitness Inc.[a,b]	458,868	22,580,894
Polaris Industries Inc.	731,776	61,578,950
WMS Industries Inc.[a,b]	625,781	10,951,168

		95,111,012
MACHINERY — 2.35%
AGCO Corp.[a]	1,105,978	54,325,639
Gardner Denver Inc.	560,366	38,385,071
Graco Inc.	691,890	35,625,416
IDEX Corp.	944,461	43,945,770
Nordson Corp.	645,851	40,766,115
Terex Corp.[a,b]	1,261,522	35,461,384
Wabtec Corp.	547,604	47,937,254
Zebra Technologies Corp. Class Aa	582,259	22,871,134

		319,317,783
MANUFACTURING — 2.22%
AptarGroup Inc.	757,366	36,141,506
Carlisle Companies Inc.	716,649	42,110,295
CLARCOR Inc.	571,785	27,319,887
Crane Co.	547,319	25,329,923
Donaldson Co. Inc.	1,541,155	50,611,530
Harsco Corp.	926,518	21,773,173
ITT Corp.	1,063,189	24,942,414
SPX Corp.	580,991	40,756,519
Trinity Industries Inc.	901,247	32,282,668

		301,267,915
MEDIA — 0.95%
AMC Networks Inc. Class Aa	656,557	32,499,572
FactSet Research Systems Inc.[b]	465,301	40,974,406
John Wiley & Sons Inc. Class A	538,400	20,959,912
Meredith Corp.[b]	411,346	14,170,870
New York Times Co. (The) Class Aa,b	1,397,949	11,924,505
Scholastic Corp.	297,383	8,790,641

		129,319,906
METAL FABRICATE & HARDWARE — 0.70%
Timken Co. (The)	909,017	43,478,283

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2012

Security	Shares	Value

Valmont Industries Inc.	267,838	$36,573,279
Worthington Industries Inc.	602,067	15,647,721

		95,699,283
MINING — 0.65%
Compass Minerals International Inc.	377,676	28,216,174
Royal Gold Inc.	741,579	60,297,788

		88,513,962
OFFICE FURNISHINGS — 0.22%
Herman Miller Inc.	663,157	14,204,823
HNI Corp.[b]	515,278	15,489,257

		29,694,080
OIL & GAS — 3.35%
Atwood Oceanics Inc.[a,b]	653,878	29,941,074
Bill Barrett Corp.[a,b]	551,551	9,812,092
Cimarex Energy Co.	988,576	57,070,493
Energen Corp.	824,745	37,187,752
Forest Oil Corp.[a,b]	1,356,553	9,075,340
HollyFrontier Corp.	2,311,562	107,603,211
Northern Oil and Gas Inc.[a,b]	674,154	11,339,270
Patterson-UTI Energy Inc.[b]	1,707,878	31,817,767
Plains Exploration & Production Co.[a]	1,470,227	69,012,456
Quicksilver Resources Inc.[a,b]	1,405,226	4,018,946
Rosetta Resources Inc.[a,b]	601,134	27,267,438
SM Energy Co.	753,549	39,342,793
Unit Corp.[a,b]	496,045	22,346,827

		455,835,459
OIL & GAS SERVICES — 1.97%
CARBO Ceramics Inc.[b]	225,268	17,647,495
Dresser-Rand Group Inc.[a]	863,471	48,475,262
Dril-Quip Inc.[a,b]	415,094	30,322,617
Helix Energy Solutions Group Inc.[a]	1,121,577	23,149,349
Oceaneering International Inc.	1,232,183	66,279,124
Oil States International Inc.[a]	624,696	44,690,752
Superior Energy Services Inc.[a]	1,796,703	37,227,686

		267,792,285
PACKAGING & CONTAINERS — 1.27%
Greif Inc. Class A	348,523	15,509,274
Packaging Corp. of America	1,124,973	43,277,711
Rock-Tenn Co. Class A	810,487	56,661,146
Silgan Holdings Inc.	561,762	23,363,682
Sonoco Products Co.	1,151,795	34,242,865

		173,054,678

Security	Shares	Value

PHARMACEUTICALS — 0.74%
Endo Health Solutions Inc.[a]	1,304,520	$34,269,740
Omnicare Inc.	1,262,841	45,588,560
VCA Antech Inc.[a,b]	1,007,335	21,204,402

		101,062,702
REAL ESTATE — 0.42%
Alexander & Baldwin Inc.[a]	486,407	14,285,773
Jones Lang LaSalle Inc.	504,468	42,345,044

		56,630,817
REAL ESTATE INVESTMENT TRUSTS — 9.32%
Alexandria Real Estate Equities Inc.	726,250	50,343,650
American Campus Communities Inc.	1,193,127	55,038,949
BioMed Realty Trust Inc.[b]	1,762,876	34,076,393
BRE Properties Inc. Class A	880,386	44,750,020
Camden Property Trust	959,985	65,480,577
Corporate Office Properties Trust	912,784	22,801,344
Duke Realty Corp.	3,136,330	43,500,897
Equity One Inc.[b]	703,822	14,787,300
Essex Property Trust Inc.[b]	416,610	61,095,857
Federal Realty Investment Trust	736,890	76,651,298
Highwoods Properties Inc.[b]	681,775	22,805,374
Home Properties Inc.[b]	584,494	35,835,327
Hospitality Properties Trust	1,411,498	33,057,283
Liberty Property Trust	1,348,906	48,250,368
Macerich Co. (The)	1,557,632	90,809,946
Mack-Cali Realty Corp.[b]	949,394	24,788,677
National Retail Properties Inc.[b]	1,254,892	39,152,630
Omega Healthcare Investors Inc.[b]	1,277,953	30,479,179
Potlatch Corp.[b]	462,977	18,144,069
Rayonier Inc.[b]	1,402,854	72,709,923
Realty Income Corp.[b]	1,522,951	61,237,860
Regency Centers Corp.	1,032,136	48,634,248
Senior Housing Properties Trust	2,013,079	47,589,188
SL Green Realty Corp.	1,030,173	78,962,760
Taubman Centers Inc.	550,483	43,334,022
UDR Inc.	2,858,999	67,986,996
Weingarten Realty Investors[b]	1,275,181	34,136,595

		1,266,440,730
RETAIL — 6.55%
Advance Auto Parts Inc.	838,709	60,680,596
Aeropostale Inc.[a,b]	899,567	11,703,367

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2012

Security	Shares	Value

American Eagle Outfitters Inc.	2,050,996	$42,065,928
ANN INC.[a,b]	551,862	18,675,010
Ascena Retail Group Inc.[a,b]	1,437,097	26,571,924
Barnes & Noble Inc.[a,b]	440,605	6,648,729
Bob Evans Farms Inc.	319,725	12,852,945
Brinker International Inc.	836,938	25,936,709
Cabela’s Inc.[a,b]	528,792	22,077,066
Cheesecake Factory Inc. (The)	572,375	18,728,110
Chico’s FAS Inc.	1,903,186	35,132,814
Copart Inc.[a]	1,212,349	35,764,295
Dick’s Sporting Goods Inc.	1,118,925	50,899,898
Foot Locker Inc.	1,719,995	55,246,239
Guess? Inc.	701,671	17,219,006
HSN Inc.	416,193	22,923,910
MSC Industrial Direct Co. Inc. Class A	531,245	40,045,248
Office Depot Inc.[a,b]	3,312,181	10,863,954
Panera Bread Co. Class Aa,b	321,757	51,104,664
PVH Corp.	806,784	89,561,092
Regis Corp.	661,243	11,188,232
Saks Inc.[a,b]	1,165,329	12,247,608
Signet Jewelers Ltd.[b]	922,982	49,287,239
Tractor Supply Co.	804,110	71,051,160
Wendy’s Co. (The)	3,211,698	15,094,981
Williams-Sonoma Inc.	985,837	43,150,085
World Fuel Services Corp.	822,973	33,881,798

		890,602,607
SAVINGS & LOANS — 0.93%
Astoria Financial Corp.	944,264	8,838,311
First Niagara Financial Group Inc.	4,027,287	31,936,386
New York Community Bancorp Inc.[b]	5,018,320	65,739,992
Washington Federal Inc.	1,219,779	20,577,672

		127,092,361
SEMICONDUCTORS — 2.03%
Atmel Corp.[a]	5,023,985	32,907,102
Cree Inc.[a,b]	1,327,259	45,100,261
Cypress Semiconductor Corp.[a]	1,508,195	16,348,834
Fairchild Semiconductor International Inc.[a]	1,443,563	20,787,307
Integrated Device Technology Inc.[a,b]	1,631,868	11,912,636
International Rectifier Corp.[a,b]	795,050	14,096,237
Intersil Corp. Class A	1,472,110	12,203,792
MEMC Electronic Materials Inc.[a,b]	2,659,689	8,537,602
QLogic Corp.[a,b]	1,075,428	10,463,914

Security	Shares	Value

Rovi Corp.[a]	1,185,303	$18,289,225
Semtech Corp.[a,b]	755,472	21,870,914
Silicon Laboratories Inc.[a,b]	438,918	18,351,162
Skyworks Solutions Inc.[a]	2,215,965	44,984,089

		275,853,075
SHIPBUILDING — 0.18%
Huntington Ingalls Industries Inc.	569,233	24,670,558

		24,670,558
SOFTWARE — 3.50%
ACI Worldwide Inc.[a,b]	451,478	19,725,074
Acxiom Corp.[a]	857,482	14,971,636
Advent Software Inc.[a,b]	370,626	7,923,984
Allscripts Healthcare Solutions Inc.[a]	1,967,298	18,531,947
ANSYS Inc.[a]	1,054,603	71,016,966
Broadridge Financial Solutions Inc.	1,397,631	31,977,797
Compuware Corp.[a]	2,440,146	26,524,387
Concur Technologies Inc.[a,b]	515,489	34,805,817
Fair Isaac Corp.	398,383	16,744,037
Informatica Corp.[a]	1,233,355	37,395,324
ManTech International Corp. Class A	267,191	6,930,935
MSCI Inc. Class Aa,b	1,389,938	43,074,179
Parametric Technology Corp.[a]	1,362,001	30,658,642
SolarWinds Inc.[a]	696,637	36,538,611
Solera Holdings Inc.	786,352	42,046,241
VeriFone Systems Inc.[a,b]	1,232,739	36,587,694

		475,453,271
TELECOMMUNICATIONS — 1.58%
ADTRAN Inc.[b]	717,955	14,028,841
Ciena Corp.[a,b]	1,145,562	17,985,323
InterDigital Inc.[b]	469,190	19,283,709
NeuStar Inc. Class Aa,b	760,140	31,872,670
Plantronics Inc.	483,722	17,834,830
Polycom Inc.[a]	2,006,948	20,992,676
RF Micro Devices Inc.[a,b]	3,206,867	14,366,764
Telephone & Data Systems Inc.	1,152,916	25,525,560
Tellabs Inc.	3,934,120	8,969,794
tw telecom inc.[a,b]	1,732,970	44,138,746

		214,998,913
TEXTILES — 0.44%
Mohawk Industries Inc.[a]	662,623	59,947,503

		59,947,503

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2012

Security	Shares	Value

TRANSPORTATION — 2.61%
Con-way Inc.	641,891	$17,857,408
Genesee & Wyoming Inc. Class Aa,b	497,154	37,823,476
J.B. Hunt Transport Services Inc.	1,039,518	62,069,620
Kansas City Southern Industries Inc.	1,254,903	104,759,302
Kirby Corp.[a,b]	639,246	39,562,935
Landstar System Inc.	531,652	27,890,464
Matson Inc.	486,094	12,016,244
Tidewater Inc.	567,520	25,356,793
UTi Worldwide Inc.	1,194,115	16,001,141
Werner Enterprises Inc.	511,160	11,076,837

		354,414,220
TRUCKING & LEASING — 0.17%
GATX Corp.	539,123	23,344,026

		23,344,026
WATER — 0.30%
Aqua America Inc.	1,600,939	40,695,869

		40,695,869

Total COMMON STOCKS
(Cost: $12,521,693,104)		13,566,707,106

SHORT-TERM INVESTMENTS — 11.92%

MONEY MARKET FUNDS — 11.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	1,480,770,071	1,480,770,071
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	105,559,398	105,559,398
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	33,737,327	33,737,327

		1,620,066,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,620,066,796)		1,620,066,796

Value

TOTAL INVESTMENTS IN SECURITIES — 111.72%
(Cost: $14,141,759,900)	$15,186,773,902
Other Assets, Less Liabilities — (11.72)%	(1,592,719,545)

NET ASSETS — 100.00%	$13,594,054,357

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of December 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
251	E-mini S&P MidCap 400 (Mar. 2013)	Chicago Mercantile	$25,554,310	$263,682

See accompanying notes to schedules of investments.

72

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 100.00%

ADVERTISING — 0.05%
Harte-Hanks Inc.	668,198	$3,942,368

		3,942,368
AEROSPACE & DEFENSE — 2.01%
AAR Corp.	627,155	11,715,255
AeroVironment Inc.[a]	298,179	6,482,411
Cubic Corp.	250,856	12,033,562
Curtiss-Wright Corp.	729,929	23,963,569
GenCorp Inc.[a,b]	943,572	8,633,684
Kaman Corp.	413,806	15,228,061
Moog Inc. Class Aa	706,932	29,005,420
National Presto Industries Inc.[b]	75,752	5,234,463
Orbital Sciences Corp.[a]	927,419	12,770,560
Teledyne Technologies Inc.[a]	575,136	37,424,100

		162,491,085
AGRICULTURE — 0.20%
Alliance One International Inc.[a,b]	1,295,372	4,715,154
Andersons Inc. (The)	270,005	11,583,215

		16,298,369
AIRLINES — 0.34%
Allegiant Travel Co.	239,304	17,567,307
SkyWest Inc.	801,253	9,983,612

		27,550,919
APPAREL — 1.91%
Crocs Inc.[a]	1,418,195	20,407,826
Iconix Brand Group Inc.[a,b]	1,065,159	23,774,349
K-Swiss Inc. Class Aa,b	381,667	1,282,401
Maidenform Brands Inc.[a]	365,465	7,122,913
Oxford Industries Inc.	222,919	10,334,525
Perry Ellis International Inc.	186,182	3,705,022
Quiksilver Inc.[a]	1,945,748	8,269,429
SKECHERS U.S.A. Inc. Class Aa,b	599,782	11,095,967
Steven Madden Ltd.[a]	636,911	26,922,228
True Religion Apparel Inc.	378,259	9,615,344
Wolverine World Wide Inc.	767,516	31,452,805

		153,982,809

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 0.21%
Spartan Motors Inc.	491,149	$2,421,364
Standard Motor Products Inc.	307,167	6,825,251
Superior Industries International Inc.	359,533	7,334,473

		16,581,088
BANKS — 6.34%
Bank of the Ozarks Inc.	466,194	15,603,513
Banner Corp.	272,465	8,372,850
BBCN Bancorp Inc.	1,224,790	14,170,820
Boston Private Financial Holdings Inc.	1,234,247	11,120,566
City Holding Co.	233,800	8,147,930
Columbia Banking System Inc.	624,193	11,198,022
Community Bank System Inc.	625,588	17,116,088
CVB Financial Corp.	1,389,966	14,455,646
F.N.B. Corp.	2,210,128	23,471,559
First BanCorp (Puerto Rico)[a,b]	1,104,127	5,056,902
First Commonwealth Financial Corp.	1,614,684	11,012,145
First Financial Bancorp	924,181	13,511,526
First Financial Bankshares Inc.[b]	472,395	18,428,129
First Midwest Bancorp Inc.	1,174,030	14,698,856
Glacier Bancorp Inc.	1,134,707	16,691,540
Hanmi Financial Corp.[a,b]	491,900	6,684,921
Home Bancshares Inc.	361,702	11,943,400
Independent Bank Corp. (Massachusetts)	355,558	10,293,404
National Penn Bancshares Inc.	1,915,241	17,850,046
NBT Bancorp Inc.	527,381	10,690,013
Old National Bancorp	1,597,128	18,957,909
PacWest Bancorp	508,054	12,589,578
Pinnacle Financial Partners Inc.[a,b]	508,718	9,584,247
PrivateBancorp Inc.	983,081	15,060,801
S&T Bancorp Inc.	463,499	8,375,427
Simmons First National Corp. Class A	259,490	6,580,666
Sterling Bancorp	483,897	4,408,302
Susquehanna Bancshares Inc.	2,929,908	30,705,436
Texas Capital Bancshares Inc.[a,b]	636,750	28,539,135
Tompkins Financial Corp.	180,356	7,149,312
TrustCo Bank Corp. NY	1,464,258	7,731,282
UMB Financial Corp.	511,978	22,445,116

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

Umpqua Holdings Corp.	1,760,830	$20,760,186
United Bankshares Inc.	546,997	13,302,967
United Community Banks Inc.[a]	712,182	6,708,754
ViewPoint Financial Group	555,282	11,627,605
Wilshire Bancorp Inc.[a]	980,157	5,753,522
Wintrust Financial Corp.	573,083	21,032,146

		511,830,267
BEVERAGES — 0.22%
Boston Beer Co. Inc. (The) Class Aa,b	130,625	17,562,531

		17,562,531

BIOTECHNOLOGY — 1.38%
Acorda Therapeutics Inc.[a]	627,396	15,597,064
ArQule Inc.[a,b]	922,760	2,574,500
Cambrex Corp.[a]	469,170	5,339,155
Cubist Pharmaceuticals Inc.[a,b]	1,006,273	42,323,842
Emergent BioSolutions Inc.[a]	399,027	6,400,393
Enzo Biochem Inc.[a,b]	524,598	1,416,415
Medicines Co. (The)[a]	839,638	20,126,123
Momenta Pharmaceuticals Inc.[a,b]	710,024	8,364,083
Spectrum Pharmaceuticals Inc.[b]	810,821	9,073,087

		111,214,662

BUILDING MATERIALS — 2.05%
AAON Inc.	291,974	6,093,497
Apogee Enterprises Inc.	442,174	10,598,911
Comfort Systems USA Inc.	581,098	7,066,152
Drew Industries Inc.	292,159	9,422,128
Eagle Materials Inc.	726,767	42,515,869
Gibraltar Industries Inc.[a]	447,843	7,129,661
Griffon Corp.	710,732	8,144,989
Headwaters Inc.[a]	1,107,867	9,483,341
NCI Building Systems Inc.[a]	291,339	4,049,612
Quanex Building Products Corp.	577,053	11,777,652
Simpson Manufacturing Co. Inc.	626,509	20,543,230
Texas Industries Inc.[a,b]	324,139	16,534,330
Universal Forest Products Inc.	308,493	11,735,074

		165,094,446

CHEMICALS — 2.14%
A. Schulman Inc.	458,897	13,275,890
American Vanguard Corp.	371,781	11,551,236
Balchem Corp.	458,356	16,684,158

Security	Shares	Value

H.B. Fuller Co.	780,728	$27,184,949
Hawkins Inc.	144,386	5,579,075
Innophos Holdings Inc.	339,239	15,774,614
Kraton Performance Polymers Inc.[a]	503,105	12,089,613
OM Group Inc.[a]	506,569	11,245,832
PolyOne Corp.	1,388,510	28,353,374
Quaker Chemical Corp.	203,922	10,983,239
Stepan Co.	260,724	14,480,611
Zep Inc.	350,626	5,063,039

		172,265,630

COAL — 0.44%
Cloud Peak Energy Inc.[a]	954,116	18,443,062
SunCoke Energy Inc.[a]	1,089,504	16,985,368

		35,428,430

COMMERCIAL SERVICES — 5.16%
ABM Industries Inc.	789,849	15,757,488
American Public Education Inc.[a,b]	280,559	10,130,985
AMN Healthcare Services Inc.[a]	694,773	8,024,628
Arbitron Inc.	410,536	19,163,820
Capella Education Co.[a,b]	178,342	5,034,595
Cardtronics Inc.[a]	693,125	16,454,787
Career Education Corp.[a,b]	803,755	2,829,218
CDI Corp.	219,745	3,764,232
Chemed Corp.[b]	300,677	20,623,435
Consolidated Graphics Inc.[a]	127,366	4,447,621
Corinthian Colleges Inc.[a,b]	1,225,924	2,991,255
CorVel Corp.[a,b]	97,535	4,372,494
Cross Country Healthcare Inc.[a]	488,615	2,345,352
ExlService Holdings Inc.[a,b]	405,886	10,755,979
Forrester Research Inc.	226,449	6,068,833
GEO Group Inc. (The)	1,105,370	31,171,434
Healthcare Services Group Inc.	1,055,844	24,527,256
Heartland Payment Systems Inc.[b]	584,999	17,257,470
Heidrick & Struggles International Inc.	258,876	3,950,448
Insperity Inc.	345,101	11,236,489
ITT Educational Services Inc.[a]	244,568	4,233,472
Kelly Services Inc. Class A	420,071	6,611,918
Korn/Ferry International[a]	757,570	12,015,060
Landauer Inc.	147,065	9,001,849
Lincoln Educational Services Corp.	337,866	1,888,671
Live Nation Entertainment Inc.[a,b]	2,201,548	20,496,412
MAXIMUS Inc.	533,013	33,697,082

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

Medifast Inc.[a,b]	214,298	$5,655,324
Monro Muffler Brake Inc.[b]	458,489	16,033,360
Navigant Consulting Inc.[a]	804,199	8,974,861
On Assignment Inc.[a]	679,528	13,780,828
PAREXEL International Corp.[a]	916,946	27,132,432
Resources Connection Inc.	651,212	7,775,471
TeleTech Holdings Inc.[a,b]	355,463	6,327,241
TrueBlue Inc.[a]	628,882	9,904,892
Universal Technical Institute Inc.	343,948	3,453,238
Viad Corp.	314,953	8,554,123

		416,444,053
COMPUTERS — 2.67%
3D Systems Corp.[a,b]	766,604	40,898,323
Agilysys Inc.[a,b]	223,008	1,866,577
CACI International Inc. Class Aa,b	355,834	19,581,545
CIBER Inc.[a]	1,049,073	3,503,904
Electronics For Imaging Inc.[a]	727,747	13,819,916
iGATE Corp.[a]	473,549	7,467,868
Insight Enterprises Inc.[a]	692,160	12,022,819
j2 Global Inc.[b]	672,079	20,552,176
LivePerson Inc.[a]	783,789	10,298,987
Manhattan Associates Inc.[a,b]	311,296	18,783,601
Mercury Systems Inc.[a,b]	502,596	4,623,883
MTS Systems Corp.	244,633	12,459,159
NetScout Systems Inc.[a]	561,473	14,592,683
RadiSys Corp.[a,b]	367,427	1,094,932
Super Micro Computer Inc.[a,b]	411,999	4,202,390
Sykes Enterprises Inc.[a]	608,765	9,265,403
Synaptics Inc.[a,b]	515,531	15,450,464
Virtusa Corp.[a,b]	313,544	5,151,528

		215,636,158
COSMETICS & PERSONAL CARE — 0.06%
Inter Parfums Inc.	252,684	4,917,231

		4,917,231
DISTRIBUTION & WHOLESALE — 1.05%
MWI Veterinary Supply Inc.[a,b]	187,467	20,621,370
Pool Corp.	728,551	30,832,278
ScanSource Inc.[a]	429,262	13,637,654
United Stationers Inc.	629,987	19,523,297

		84,614,599

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.14%
Calamos Asset Management Inc. Class A	323,514	$3,419,543
Encore Capital Group Inc.[a,b]	363,739	11,137,688
Financial Engines Inc.[a,b]	641,877	17,812,087
Higher One Holdings Inc.[a,b]	492,960	5,195,798
Interactive Brokers Group Inc. Class A	637,016	8,714,379
Investment Technology Group Inc.[a]	594,464	5,350,176
MarketAxess Holdings Inc.	582,375	20,557,838
National Financial Partners Corp.[a,b]	619,698	10,621,624
Piper Jaffray Companies Inc.[a]	254,016	8,161,534
Portfolio Recovery Associates Inc.[a,b]	263,459	28,153,229
Stifel Financial Corp.[a,b]	777,294	24,850,089
SWS Group Inc.[a]	445,626	2,357,362
Virtus Investment Partners Inc.[a,b]	90,378	10,930,315
World Acceptance Corp.[a,b]	201,472	15,021,752

		172,283,414

ELECTRIC — 1.93%
ALLETE Inc.	544,971	22,332,912
Avista Corp.	931,617	22,461,286
CH Energy Group Inc.	232,307	15,151,063
El Paso Electric Co.	627,607	20,026,939
NorthWestern Corp.	581,251	20,186,847
UIL Holdings Corp.	792,271	28,371,224
UNS Energy Corp.	645,095	27,364,930

		155,895,201

ELECTRICAL COMPONENTS & EQUIPMENT — 1.30%
Advanced Energy Industries Inc.[a]	546,186	7,542,829
Belden Inc.	690,968	31,086,650
Encore Wire Corp.	291,048	8,821,665
EnerSys Inc.[a]	755,762	28,439,324
Littelfuse Inc.	341,304	21,061,870
Powell Industries Inc.[a]	142,389	5,913,415
Vicor Corp.[a]	307,495	1,666,623

		104,532,376
ELECTRONICS — 4.28%
American Science and Engineering Inc.	129,393	8,437,718
Analogic Corp.	191,154	14,202,742
Badger Meter Inc.	222,177	10,533,412

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

Bel Fuse Inc. Class B	169,200	$3,307,860
Benchmark Electronics Inc.[a]	864,275	14,364,250
Brady Corp. Class A	717,171	23,953,511
Checkpoint Systems Inc.[a]	635,392	6,824,110
Coherent Inc.	373,430	18,903,027
CTS Corp.	526,593	5,597,684
Cymer Inc.[a]	486,430	43,987,865
Daktronics Inc.	582,656	6,450,002
Electro Scientific Industries Inc.	392,974	3,910,091
ESCO Technologies Inc.	415,701	15,551,374
FARO Technologies Inc.[a,b]	263,271	9,393,509
FEI Co.[b]	594,030	32,944,904
II-VI Inc.[a,b]	850,649	15,541,357
Measurement Specialties Inc.[a,b]	239,008	8,212,315
Methode Electronics Inc.	554,918	5,565,828
Newport Corp.[a]	601,475	8,089,839
OSI Systems Inc.[a,b]	292,924	18,758,853
Park Electrochemical Corp.	304,874	7,844,408
Plexus Corp.[a]	547,965	14,137,497
Rofin-Sinar Technologies Inc.[a,b]	437,805	9,491,612
Rogers Corp.[a]	258,564	12,840,288
TTM Technologies Inc.[a]	815,160	7,499,472
Watts Water Technologies Inc. Class A	436,385	18,760,191

		345,103,719
ENGINEERING & CONSTRUCTION — 0.98%
Aegion Corp.[a,b]	614,302	13,631,361
Dycom Industries Inc.[a]	508,135	10,061,073
EMCOR Group Inc.	1,041,047	36,030,637
Engility Holdings Inc.[a,b]	259,428	4,996,583
Exponent Inc.[a]	206,137	11,508,629
Orion Marine Group Inc.[a]	424,028	3,099,645

		79,327,928

ENTERTAINMENT — 0.65%
Marriott Vacations Worldwide Corp.[a,b]	446,602	18,609,906
Multimedia Games Holding Co. Inc.[a,b]	441,144	6,489,228
Pinnacle Entertainment Inc.[a]	922,082	14,596,558
SHFL Entertainment Inc.[a]	877,116	12,718,182

		52,413,874
ENVIRONMENTAL CONTROL — 0.85%
Calgon Carbon Corp.[a,b]	892,302	12,652,842

Security	Shares	Value

Darling International Inc.[a]	1,835,767	$29,445,703
Tetra Tech Inc.[a]	995,210	26,323,305

		68,421,850

FOOD — 2.10%
B&G Foods Inc. Class A	819,329	23,195,204
Cal-Maine Foods Inc.	216,330	8,700,793
Calavo Growers Inc.[b]	200,748	5,060,857
Diamond Foods Inc.[b]	344,213	4,705,392
Hain Celestial Group Inc.[a,b]	698,989	37,899,183
J&J Snack Foods Corp.	232,344	14,856,075
Nash-Finch Co.	192,868	4,104,231
Sanderson Farms Inc.	310,710	14,774,260
Seneca Foods Corp. Class Aa,b	122,562	3,725,885
Snyders-Lance Inc.	750,407	18,092,313
Spartan Stores Inc.	341,067	5,238,789
TreeHouse Foods Inc.[a]	564,152	29,409,244

		169,762,226

FOREST PRODUCTS & PAPER — 1.25%
Buckeye Technologies Inc.	602,986	17,311,728
Clearwater Paper Corp.[a]	361,544	14,158,063
Deltic Timber Corp.	170,316	12,027,716
KapStone Paper and Packaging Corp.	598,980	13,291,366
Neenah Paper Inc.	249,194	7,094,553
P.H. Glatfelter Co.	670,542	11,721,074
Schweitzer-Mauduit International Inc.	484,376	18,905,195
Wausau Paper Corp.	730,799	6,328,720

		100,838,415

GAS — 1.83%
Laclede Group Inc. (The)	327,645	12,650,374
New Jersey Resources Corp.	649,852	25,747,136
Northwest Natural Gas Co.	419,424	18,538,541
Piedmont Natural Gas Co.	1,131,898	35,439,726
South Jersey Industries Inc.	490,371	24,680,373
Southwest Gas Corp.	723,052	30,664,635

		147,720,785
HAND & MACHINE TOOLS — 0.23%
Franklin Electric Co. Inc.	300,496	18,681,836

		18,681,836

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

HEALTH CARE — PRODUCTS — 3.31%
Abaxis Inc.	321,960	$11,944,716
ABIOMED Inc.[a]	563,009	7,578,101
Affymetrix Inc.[a,b]	1,091,947	3,461,472
Cantel Medical Corp.	335,903	9,986,396
CONMED Corp.	444,505	12,423,915
CryoLife Inc.	393,848	2,453,673
Cyberonics Inc.[a]	371,609	19,520,621
Greatbatch Inc.[a,b]	368,968	8,574,816
Haemonetics Corp.[a,b]	804,001	32,835,401
Hanger Inc.[a]	535,242	14,644,221
ICU Medical Inc.[a,b]	200,086	12,191,240
Integra LifeSciences Holdings Corp.[a,b]	304,086	11,850,231
Invacare Corp.	449,988	7,334,804
Luminex Corp.[a,b]	589,614	9,881,931
Meridian Bioscience Inc.	646,638	13,094,419
Merit Medical Systems Inc.[a]	624,705	8,683,400
Natus Medical Inc.[a]	471,083	5,266,708
NuVasive Inc.[a]	678,459	10,488,976
Palomar Medical Technologies Inc.[a,b]	280,694	2,585,192
PSS World Medical Inc.[a,b]	785,259	22,678,280
SurModics Inc.[a]	190,396	4,257,255
Symmetry Medical Inc.[a]	579,113	6,092,269
West Pharmaceutical Services Inc.	531,911	29,122,127

		266,950,164

HEALTH CARE — SERVICES — 2.02%
Air Methods Corp.	546,297	20,152,896
Almost Family Inc.[b]	129,163	2,616,843
Amedisys Inc.[a]	483,026	5,443,703
AmSurg Corp.[a]	493,818	14,819,478
Bio-Reference Laboratories Inc.[a,b]	380,703	10,922,369
Centene Corp.[a,b]	807,443	33,105,163
Ensign Group Inc. (The)	270,843	7,364,221
Gentiva Health Services Inc.[a,b]	447,976	4,502,159
Healthways Inc.[a]	529,289	5,663,392
IPC The Hospitalist Co. Inc.[a,b]	260,057	10,326,864
Kindred Healthcare Inc.[a,b]	832,105	9,003,376
LHC Group Inc.[a,b]	230,393	4,907,371
Magellan Health Services Inc.[a]	430,949	21,116,501
Molina Healthcare Inc.[a]	465,998	12,609,906

		162,554,242

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.39%
Prospect Capital Corp.	2,854,310	$31,026,350

		31,026,350

HOME BUILDERS — 0.90%
M/I Homes Inc.[a,b]	334,184	8,855,876
Meritage Homes Corp.[a]	482,659	18,027,314
Ryland Group Inc. (The)	706,621	25,791,666
Standard-Pacific Corp.[a,b]	1,716,216	12,614,187
Winnebago Industries Inc.[a]	441,759	7,567,332

		72,856,375

HOME FURNISHINGS — 0.70%
DTS Inc.[a,b]	291,950	4,875,565
Ethan Allen Interiors Inc.	405,085	10,414,735
La-Z-Boy Inc.	818,173	11,577,148
Select Comfort Corp.[a,b]	874,774	22,892,836
Universal Electronics Inc.[a]	236,909	4,584,189
VOXX International Corp.[a,b]	302,088	2,033,052

		56,377,525

HOUSEHOLD PRODUCTS & WARES — 0.76%
American Greetings Corp. Class Ab	491,179	8,296,014
Blyth Inc.[b]	179,522	2,791,567
Central Garden & Pet Co. Class Aa	638,349	6,670,747
Helen of Troy Ltd.[a]	496,418	16,575,397
Prestige Brands Holdings Inc.[a]	784,737	15,718,282
WD-40 Co.	229,673	10,819,895

		60,871,902

HOUSEWARES — 0.49%
Toro Co. (The)	919,984	39,540,912

		39,540,912

INSURANCE — 2.09%
Amerisafe Inc.[a]	286,468	7,806,253
eHealth Inc.[a]	315,693	8,675,244
Employers Holdings Inc.	424,707	8,740,470
Horace Mann Educators Corp.	612,096	12,217,436
Infinity Property and Casualty Corp.	183,240	10,671,898
Meadowbrook Insurance Group Inc.	719,397	4,158,115
Navigators Group Inc. (The)[a]	163,747	8,362,559
ProAssurance Corp.	966,932	40,794,861
RLI Corp.	269,253	17,409,899

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

Safety Insurance Group Inc.	200,344	$9,249,882
Selective Insurance Group Inc.	854,360	16,463,517
Stewart Information Services Corp.	276,784	7,196,384
Tower Group Inc.	539,412	9,585,351
United Fire Group Inc.	345,019	7,535,215

		168,867,084
INTERNET — 2.13%
Blucora Inc.[a]	635,123	9,977,782
Blue Nile Inc.[a,b]	194,824	7,500,724
comScore Inc.[a,b]	505,434	6,964,881
Dealertrack Technologies Inc.[a,b]	666,645	19,146,044
Dice Holdings Inc.[a,b]	780,808	7,167,818
HealthStream Inc.[a,b]	305,667	7,430,765
Liquidity Services Inc.[a,b]	382,445	15,626,703
NIC Inc.	917,565	14,993,012
NutriSystem Inc.	447,984	3,668,989
OpenTable Inc.[a,b]	354,206	17,285,253
PCTEL Inc.	273,805	1,971,396
Perficient Inc.[a,b]	520,690	6,133,728
QuinStreet Inc.[a,b]	405,249	2,723,273
Sourcefire Inc.[a,b]	469,033	22,147,738
Stamps.com Inc.[a,b]	218,936	5,517,187
United Online Inc.	1,412,305	7,894,785
Vasco Data Security International Inc.[a,b]	451,220	3,681,955
Websense Inc.[a,b]	571,668	8,597,887
XO Group Inc.[a]	387,294	3,601,834

		172,031,754
IRON & STEEL — 0.12%
AK Steel Holding Corp.[b]	2,118,930	9,747,078

		9,747,078
LEISURE TIME — 0.82%
Arctic Cat Inc.[a,b]	207,015	6,912,231
Brunswick Corp.	1,400,868	40,751,250
Callaway Golf Co.	1,102,295	7,164,918
Interval Leisure Group Inc.	602,670	11,685,771

		66,514,170
LODGING — 0.14%
Boyd Gaming Corp.[a,b]	871,703	5,788,108
Marcus Corp.	309,394	3,858,143
Monarch Casino & Resort Inc.[a,b]	150,158	1,638,224

		11,284,475

Security	Shares	Value

MACHINERY — 2.26%
Albany International Corp. Class A	450,058	$10,207,315
Applied Industrial Technologies Inc.	659,448	27,703,411
Astec Industries Inc.	326,972	10,897,977
Briggs & Stratton Corp.[b]	748,517	15,778,738
Cascade Corp.	131,807	8,475,190
Cognex Corp.	622,801	22,931,533
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Intermec Inc.[a]	870,942	8,587,488
Intevac Inc.[a]	376,220	1,719,325
iRobot Corp.[a,b]	408,286	7,651,280
Lindsay Corp.	197,685	15,838,522
Robbins & Myers Inc.	665,789	39,581,156
Tennant Co.	290,522	12,768,442

		182,143,867
MANUFACTURING — 2.83%
A.O. Smith Corp.	604,839	38,147,196
Actuant Corp. Class A	1,141,777	31,866,996
AZZ Inc.	395,762	15,209,134
Barnes Group Inc.	734,548	16,497,948
EnPro Industries Inc.[a,b]	323,837	13,244,933
Federal Signal Corp.[a]	984,083	7,488,872
Hillenbrand Inc.	977,609	22,103,739
John Bean Technologies Corp.	452,046	8,032,857
Koppers Holdings Inc.	322,103	12,288,229
LSB Industries Inc.[a]	293,600	10,399,312
Lydall Inc.[a]	266,995	3,828,708
Movado Group Inc.	276,460	8,481,793
Myers Industries Inc.	489,297	7,412,850
Standex International Corp.	197,527	10,131,160
STR Holdings Inc.[a,b]	610,956	1,539,609
Sturm, Ruger & Co. Inc.[b]	300,147	13,626,674
Tredegar Corp.	374,442	7,646,106

		227,946,116
MEDIA — 0.13%
Digital Generation Inc.[a,b]	391,417	4,250,788
Dolan Co. (The)[a,b]	454,144	1,766,620
E.W. Scripps Co. (The) Class Aa	447,265	4,834,935

		10,852,343
METAL FABRICATE & HARDWARE — 0.92%
A.M. Castle & Co.[a,b]	259,437	3,831,884
CIRCOR International Inc.	270,266	10,699,831

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

Haynes International Inc.	191,853	$9,951,415
Kaydon Corp.	501,262	11,995,200
Mueller Industries Inc.	438,796	21,952,964
Olympic Steel Inc.	142,525	3,155,503
RTI International Metals Inc.[a,b]	471,351	12,990,434

		74,577,231
MINING — 1.00%
AMCOL International Corp.[b]	394,307	12,097,339
Century Aluminum Co.[a,b]	808,934	7,086,262
Globe Specialty Metals Inc.	991,839	13,637,786
Kaiser Aluminum Corp.	261,245	16,116,204
Materion Corp.[b]	316,315	8,154,601
Stillwater Mining Co.[a,b]	1,820,900	23,271,102

		80,363,294
OFFICE FURNISHINGS — 0.18%
Interface Inc.	892,292	14,348,055

		14,348,055
OIL & GAS — 1.60%
Approach Resources Inc.[a,b]	518,089	12,957,406
Carrizo Oil & Gas Inc.[a,b]	569,321	11,910,195
Comstock Resources Inc.[a,b]	700,505	10,598,641
Contango Oil & Gas Co.	200,573	8,496,272
Gulfport Energy Corp.[a,b]	927,449	35,447,101
PDC Energy Inc.[a,b]	473,644	15,729,717
Penn Virginia Corp.	846,776	3,734,282
PetroQuest Energy Inc.[a,b]	870,716	4,310,044
Stone Energy Corp.[a]	770,074	15,801,919
Swift Energy Co.[a,b]	669,968	10,310,808

		129,296,385
OIL & GAS SERVICES — 1.94%
Basic Energy Services Inc.[a,b]	424,675	4,845,542
Exterran Holdings Inc.[a,b]	1,013,003	22,205,026
Geospace Technologies Corp.[a,b]	199,408	17,721,389
Gulf Island Fabrication Inc.	227,750	5,472,832
Hornbeck Offshore Services Inc.[a,b]	497,912	17,098,298
ION Geophysical Corp.[a,b]	1,876,492	12,215,963
Lufkin Industries Inc.	524,399	30,483,314
Matrix Service Co.[a]	404,478	4,651,497
Pioneer Energy Services Corp.[a]	959,627	6,966,892
SEACOR Holdings Inc.	309,550	25,940,290
TETRA Technologies Inc.[a]	1,216,407	9,232,529

		156,833,572

Security	Shares	Value

PHARMACEUTICALS — 1.90%
Akorn Inc.[a,b]	1,056,514	$14,115,027
Align Technology Inc.[a,b]	1,116,715	30,988,841
Hi-Tech Pharmacal Co. Inc.	172,841	6,045,978
Neogen Corp.[a,b]	348,002	15,771,451
PharMerica Corp.[a]	459,390	6,541,714
Questcor Pharmaceuticals Inc.[b]	914,452	24,434,157
Salix Pharmaceuticals Ltd.[a]	782,051	31,657,425
ViroPharma Inc.[a,b]	1,027,357	23,382,645

		152,937,238
REAL ESTATE — 0.21%
Forestar Group Inc.[a]	545,093	9,446,462
HFF Inc. Class A	512,299	7,633,255

		17,079,717
REAL ESTATE INVESTMENT TRUSTS — 8.66%
Acadia Realty Trust	789,842	19,809,237
Cedar Realty Trust Inc.[b]	859,970	4,540,642
Colonial Properties Trust[b]	1,291,408	27,597,389
Cousins Properties Inc.	1,405,328	11,734,489
DiamondRock Hospitality Co.	3,045,157	27,406,413
EastGroup Properties Inc.	461,971	24,858,660
Entertainment Properties Trust[b]	734,357	33,861,201
Extra Space Storage Inc.	1,601,577	58,281,387
Franklin Street Properties Corp.[b]	1,130,859	13,920,874
Getty Realty Corp.[b]	416,222	7,516,969
Government Properties Income Trust[b]	679,002	16,275,678
Healthcare Realty Trust Inc.	1,359,772	32,648,126
Inland Real Estate Corp.[b]	1,216,356	10,193,063
Kilroy Realty Corp.[b]	1,167,689	55,313,428
Kite Realty Group Trust	1,138,890	6,366,395
LaSalle Hotel Properties[b]	1,473,638	37,415,669
Lexington Realty Trust[b]	2,367,372	24,739,037
LTC Properties Inc.	476,325	16,761,877
Medical Properties Trust Inc.[b]	2,116,353	25,311,582
Mid-America Apartment Communities Inc.[b]	658,888	42,662,998
Parkway Properties Inc.[b]	522,023	7,303,102
Pennsylvania Real Estate Investment Trust[b]	818,139	14,431,972
Post Properties Inc.	848,196	42,367,390
PS Business Parks Inc.	280,511	18,227,605
Sabra Healthcare REIT Inc.	574,989	12,488,761

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

Saul Centers Inc.	199,849	$8,551,539
Sovran Self Storage Inc.	474,414	29,461,109
Tanger Factory Outlet Centers Inc.	1,469,517	50,257,481
Universal Health Realty Income Trust[b]	197,504	9,995,678
Urstadt Biddle Properties Inc. Class A	401,916	7,909,707

		698,209,458
RETAIL — 7.95%
Big 5 Sporting Goods Corp.	259,375	3,397,813
Biglari Holdings Inc.[a]	18,993	7,407,650
BJ’s Restaurants Inc.[a,b]	385,628	12,687,161
Brown Shoe Co. Inc.	635,509	11,674,300
Buckle Inc. (The)[b]	427,030	19,062,619
Buffalo Wild Wings Inc.[a,b]	290,307	21,140,156
Casey’s General Stores Inc.	599,455	31,831,061
Cash America International Inc.	455,380	18,064,925
Cato Corp. (The) Class A	421,063	11,549,758
CEC Entertainment Inc.	261,377	8,675,103
Children’s Place Retail Stores Inc. (The)[a,b]	367,705	16,285,654
Christopher & Banks Corp.[a]	594,705	3,241,142
Coinstar Inc.[a,b]	470,424	24,466,752
Coldwater Creek Inc.[a,b]	317,426	1,526,819
Cracker Barrel Old Country Store Inc.	369,269	23,729,226
DineEquity Inc.[a,b]	241,322	16,168,574
EZCORP Inc. Class A NVS[a,b]	705,165	14,004,577
Fifth & Pacific Companies Inc.[a,b]	1,766,269	21,990,049
Finish Line Inc. (The) Class A	794,600	15,041,778
First Cash Financial Services Inc.[a,b]	411,290	20,408,210
Fred’s Inc. Class A	524,709	6,983,877
Genesco Inc.[a,b]	377,689	20,772,895
Group 1 Automotive Inc.[b]	334,422	20,730,820
Haverty Furniture Companies Inc.	303,701	4,953,363
Hibbett Sports Inc.[a,b]	402,372	21,205,004
Hot Topic Inc.	659,533	6,364,493
Jack in the Box Inc.[a]	668,857	19,129,310
Jos. A. Bank Clothiers Inc.[a,b]	436,499	18,586,127
Kirkland’s Inc.[a]	241,548	2,557,993
Lithia Motors Inc. Class A	326,603	12,221,484
Lumber Liquidators Holdings Inc.[a]	423,092	22,351,950
MarineMax Inc.[a,b]	374,170	3,345,080
Men’s Wearhouse Inc. (The)	748,989	23,338,497
OfficeMax Inc.	1,357,122	13,245,511
Papa John’s International Inc.[a]	272,263	14,958,129

Security	Shares	Value

Pep Boys - Manny, Moe & Jack (The)	831,871	$8,177,292
PetMed Express Inc.	311,866	3,461,713
Red Robin Gourmet Burgers Inc.[a,b]	204,637	7,221,640
Ruby Tuesday Inc.[a]	934,706	7,346,789
rue21 Inc.[a,b]	244,739	6,948,140
Ruth’s Hospitality Group Inc.[a,b]	564,948	4,107,172
Sonic Automotive Inc. Class A	570,794	11,923,887
Sonic Corp.[a,b]	850,425	8,852,924
Stage Stores Inc.	497,405	12,325,696
Stein Mart Inc.	435,003	3,279,923
Texas Roadhouse Inc.	913,975	15,354,780
Tuesday Morning Corp.[a,b]	660,897	4,130,606
Vitamin Shoppe Inc.[a,b]	470,232	26,972,508
Zale Corp.[a,b]	408,959	1,680,822
Zumiez Inc.[a,b]	347,375	6,742,549

		641,624,301
SAVINGS & LOANS — 0.73%
Bank Mutual Corp.	679,094	2,920,104
Brookline Bancorp Inc.	1,092,351	9,284,984
Dime Community Bancshares Inc.	447,005	6,208,900
Northwest Bancshares Inc.	1,539,694	18,691,885
Oritani Financial Corp.	606,392	9,289,925
Provident Financial Services Inc.	849,811	12,679,180

		59,074,978
SEMICONDUCTORS — 3.93%
ATMI Inc.[a]	498,948	10,418,034
Brooks Automation Inc.	1,029,275	8,285,664
Cabot Microelectronics Corp.	361,201	12,826,248
CEVA Inc.[a]	349,459	5,503,979
Cirrus Logic Inc.[a,b]	1,024,399	29,676,839
Cohu Inc.	358,763	3,888,991
Diodes Inc.[a,b]	557,782	9,677,518
DSP Group Inc.[a]	348,500	2,007,360
Entropic Communications Inc.[a,b]	1,372,991	7,263,122
Exar Corp.[a,b]	725,823	6,459,825
GT Advanced Technologies Inc.[a,b]	1,851,999	5,593,037
Hittite Microwave Corp.[a,b]	424,770	26,378,217
Kopin Corp.[a,b]	972,032	3,236,867
Kulicke and Soffa Industries Inc.[a]	1,169,909	14,027,209
Micrel Inc.	732,657	6,960,241
Microsemi Corp.[a,b]	1,407,991	29,624,131
MKS Instruments Inc.	822,100	21,193,738
Monolithic Power Systems Inc.	492,180	10,965,770

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

Nanometrics Inc.[a,b]	334,331	$4,821,053
Pericom Semiconductor Corp.[a,b]	337,743	2,712,076
Power Integrations Inc.	451,587	15,177,839
Rubicon Technology Inc.[a,b]	270,473	1,652,590
Rudolph Technologies Inc.[a,b]	505,702	6,801,692
Sigma Designs Inc.[a,b]	520,597	2,681,075
Supertex Inc.	167,425	2,938,309
Tessera Technologies Inc.	814,289	13,370,625
TriQuint Semiconductor Inc.[a,b]	2,592,370	12,547,071
Ultratech Inc.[a]	421,211	15,711,170
Veeco Instruments Inc.[a,b]	612,237	18,073,236
Volterra Semiconductor Corp.[a]	390,526	6,705,331

		317,178,857
SOFTWARE — 3.31%
Avid Technology Inc.[a,b]	478,399	3,626,264
Blackbaud Inc.	706,989	16,140,559
Bottomline Technologies Inc.[a,b]	582,706	15,377,611
CommVault Systems Inc.[a,b]	660,956	46,075,243
Computer Programs and Systems Inc.	161,705	8,140,230
CSG Systems International Inc.[a]	525,779	9,558,662
Digi International Inc.[a,b]	409,977	3,882,482
Digital River Inc.[a]	553,735	7,968,247
Ebix Inc.[b]	498,927	8,017,757
EPIQ Systems Inc.	503,932	6,440,251
Interactive Intelligence Group Inc.[a,b]	234,227	7,855,973
Medidata Solutions Inc.[a,b]	347,361	13,613,078
MicroStrategy Inc. Class Aa	138,233	12,908,197
Monotype Imaging Holdings Inc.[b]	576,961	9,219,837
Omnicell Inc.[a]	519,294	7,721,902
Progress Software Corp.[a]	996,206	20,910,364
Quality Systems Inc.	623,775	10,828,734
Synchronoss Technologies Inc.[a,b]	420,905	8,876,886
SYNNEX Corp.[a,b]	411,719	14,154,899
Take-Two Interactive Software Inc.[a,b]	1,414,674	15,575,561
Tyler Technologies Inc.[a]	409,672	19,844,512

		266,737,249
STORAGE & WAREHOUSING — 0.15%
Mobile Mini Inc.[a,b]	592,829	12,348,628

		12,348,628
TELECOMMUNICATIONS — 2.49%
Anixter International Inc.	417,210	26,693,096
ARRIS Group Inc.[a]	1,767,615	26,408,168

Security	Shares	Value

Atlantic Tele-Network Inc.	144,499	$5,304,558
Black Box Corp.	257,744	6,273,489
Cbeyond Inc.[a]	464,829	4,202,054
Cincinnati Bell Inc.[a,b]	3,108,766	17,036,038
Comtech Telecommunications Corp.	271,138	6,881,483
General Communication Inc. Class Aa,b	511,833	4,908,479
Harmonic Inc.[a]	1,804,796	9,150,316
Ixia[a]	823,838	13,988,769
LogMeIn Inc.[a,b]	347,301	7,783,016
Lumos Networks Corp.	240,414	2,408,948
NETGEAR Inc.[a,b]	596,605	23,518,169
Neutral Tandem Inc.	471,041	1,210,575
NTELOS Holdings Corp.	241,111	3,160,965
Oplink Communications Inc.[a]	298,998	4,658,389
Procera Networks Inc.[a]	305,211	5,661,664
Symmetricom Inc.[a]	637,290	3,677,163
USA Mobility Inc.	332,680	3,885,702
ViaSat Inc.[a,b]	624,353	24,287,332

		201,098,373
TEXTILES — 0.34%
G&K Services Inc. Class A	299,251	10,219,422
UniFirst Corp.	233,832	17,144,562

		27,363,984
TOYS, GAMES & HOBBIES — 0.05%
JAKKS Pacific Inc.[b]	326,299	4,085,263

		4,085,263
TRANSPORTATION — 1.60%
Arkansas Best Corp.	375,438	3,585,433
Bristow Group Inc.	562,708	30,194,911
Forward Air Corp.	457,933	16,032,234
Heartland Express Inc.	720,671	9,419,170
Hub Group Inc. Class Aa	552,070	18,549,552
Knight Transportation Inc.	926,028	13,547,790
Old Dominion Freight Line Inc.[a]	1,104,737	37,870,384

		129,199,474
WATER — 0.18%
American States Water Co.	299,545	14,372,169

		14,372,169

Total COMMON STOCKS
(Cost: $7,883,550,491)		8,067,128,852

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 16.07%

MONEY MARKET FUNDS — 16.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,207,679,854	$1,207,679,854
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	86,091,663	86,091,663
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	2,682,334	2,682,334

		1,296,453,851

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,296,453,851)		1,296,453,851

TOTAL INVESTMENTS IN SECURITIES — 116.07%
(Cost: $9,180,004,342)		9,363,582,703

SHORT POSITIONS[g] — (0.00)%

COMMON STOCKS — (0.00)%
NCI Inc.[a]	(396)	(1,919)

		(1,919)

TOTAL SHORT POSITIONS
(Proceeds: $1,919)		(1,919)
Other Assets, Less Liabilities — (16.07)%		(1,296,312,155)

NET ASSETS — 100.00%		$8,067,268,629

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[g]	The Fund had a temporary short position due to the timing of portfolio securities trades and in-kind redemption transactions.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

ADVERTISING — 0.14%
Harte-Hanks Inc.	1,352	$7,977
Interpublic Group of Companies Inc. (The)	13,014	143,415
Lamar Advertising Co. Class Aa	1,719	66,611
Omnicom Group Inc.	7,995	399,430

		617,433
AEROSPACE & DEFENSE — 1.68%
AAR Corp.	1,186	22,155
AeroVironment Inc.[a]	556	12,087
Alliant Techsystems Inc.	968	59,977
B/E Aerospace Inc.[a]	3,126	154,424
Boeing Co. (The)	20,526	1,546,839
Cubic Corp.	532	25,520
Curtiss-Wright Corp.	1,479	48,556
Esterline Technologies Corp.[a,b]	914	58,140
Exelis Inc.	5,827	65,670
GenCorp Inc.[a]	1,788	16,360
General Dynamics Corp.	10,063	697,064
Kaman Corp.	780	28,704
L-3 Communications Holdings Inc.	2,840	217,601
Lockheed Martin Corp.	8,129	750,225
Moog Inc. Class Aa	1,361	55,842
National Presto Industries Inc.	138	9,536
Northrop Grumman Corp.	7,407	500,565
Orbital Sciences Corp.[a]	1,739	23,946
Raytheon Co.	9,965	573,585
Rockwell Collins Inc.	4,216	245,245
Teledyne Technologies Inc.[a,b]	1,097	71,382
Triumph Group Inc.	1,503	98,146
United Technologies Corp.	25,544	2,094,864

		7,376,433
AGRICULTURE — 1.74%
Alliance One International Inc.[a,b]	2,665	9,700
Altria Group Inc.	61,333	1,927,083
Andersons Inc. (The)	543	23,295
Archer-Daniels-Midland Co.	20,002	547,855
Lorillard Inc.	3,931	458,630
Philip Morris International Inc.	50,578	4,230,344
Reynolds American Inc.	9,795	405,807

Security	Shares	Value

Universal Corp.	693	$34,587

		7,637,301
AIRLINES — 0.10%
Alaska Air Group Inc.[a,b]	2,156	92,902
Allegiant Travel Co.	480	35,237
JetBlue Airways Corp.[a,b]	6,977	39,839
SkyWest Inc.	1,509	18,802
Southwest Airlines Co.	22,409	229,468

		416,248
APPAREL — 0.69%
Carter’s Inc.[a,b]	1,517	84,421
Coach Inc.	8,573	475,887
Crocs Inc.[a]	2,680	38,565
Deckers Outdoor Corp.[a,b]	1,072	43,170
Hanesbrands Inc.[a,b]	3,004	107,603
Iconix Brand Group Inc.[a,b]	2,144	47,854
K-Swiss Inc. Class Aa,b	839	2,819
Maidenform Brands Inc.[a,b]	692	13,487
Nike Inc. Class B	22,131	1,141,960
Oxford Industries Inc.	411	19,054
Perry Ellis International Inc.	386	7,681
Quiksilver Inc.[a,b]	3,751	15,942
Ralph Lauren Corp.	1,859	278,701
SKECHERS U.S.A. Inc. Class Aa,b	1,112	20,572
Steven Madden Ltd.[a]	1,217	51,443
True Religion Apparel Inc.	784	19,929
Under Armour Inc. Class Aa,b	2,343	113,706
VF Corp.	2,677	404,147
Warnaco Group Inc. (The)[a]	1,258	90,035
Wolverine World Wide Inc.	1,462	59,913

		3,036,889
AUTO MANUFACTURERS — 0.47%
Ford Motor Co.	115,394	1,494,352
Oshkosh Corp.[a]	2,727	80,856
PACCAR Inc.	10,672	482,481

		2,057,689
AUTO PARTS & EQUIPMENT — 0.31%
BorgWarner Inc.[a]	3,545	253,893
Delphi Automotive PLC[a]	8,941	341,993
Goodyear Tire & Rubber Co. (The)[a]	7,558	104,376
Johnson Controls Inc.	20,650	633,955

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Spartan Motors Inc.	1,066	$5,255
Standard Motor Products Inc.	576	12,799
Superior Industries International Inc.	693	14,137

		1,366,408
BANKS — 7.03%
Associated Banc-Corp	5,145	67,502
BancorpSouth Inc.[b]	2,638	38,357
Bank of America Corp.	326,318	3,785,289
Bank of Hawaii Corp.	1,384	60,965
Bank of New York Mellon Corp. (The)	35,322	907,775
Bank of the Ozarks Inc.	959	32,098
Banner Corp.	524	16,103
BB&T Corp.	21,228	617,947
BBCN Bancorp Inc.	2,309	26,715
Boston Private Financial Holdings Inc.	2,289	20,624
Capital One Financial Corp.	17,595	1,019,278
Cathay General Bancorp	2,137	41,672
Citigroup Inc.	88,786	3,512,374
City Holding Co.[b]	430	14,986
City National Corp.	1,469	72,745
Columbia Banking System Inc.	1,180	21,169
Comerica Inc.	5,741	174,182
Commerce Bancshares Inc.	2,374	83,232
Community Bank System Inc.	1,202	32,887
Cullen/Frost Bankers Inc.	1,882	102,136
CVB Financial Corp.	2,617	27,217
East West Bancorp Inc.	4,286	92,106
F.N.B. Corp.	4,160	44,179
Fifth Third Bancorp	27,114	411,862
First BanCorp (Puerto Rico)[a]	2,205	10,099
First Commonwealth Financial Corp.	3,215	21,926
First Financial Bancorp	1,735	25,366
First Financial Bankshares Inc.	936	36,513
First Horizon National Corp.	7,559	74,910
First Midwest Bancorp Inc.	2,205	27,607
FirstMerit Corp.	3,244	46,032
Fulton Financial Corp.	5,923	56,920
Glacier Bancorp Inc.	2,140	31,479

Security	Shares	Value

Goldman Sachs Group Inc. (The)	13,382	$1,707,008
Hancock Holding Co.	2,529	80,270
Hanmi Financial Corp.[a]	1,044	14,188
Home Bancshares Inc.	683	22,553
Huntington Bancshares Inc.	25,730	164,415
Independent Bank Corp. (Massachusetts)	643	18,615
International Bancshares Corp.	1,613	29,115
J.P. Morgan Chase & Co.	115,092	5,060,595
KeyCorp	28,418	239,280
M&T Bank Corp.	3,685	362,862
Morgan Stanley	41,930	801,702
National Penn Bancshares Inc.	3,692	34,409
NBT Bancorp Inc.[b]	997	20,209
Northern Trust Corp.	6,634	332,761
Old National Bancorp	3,116	36,987
PacWest Bancorp	977	24,210
Pinnacle Financial Partners Inc.[a,b]	997	18,783
PNC Financial Services Group Inc. (The)[c]	16,020	934,126
PrivateBancorp Inc.	2,000	30,640
Prosperity Bancshares Inc.	1,302	54,684
Regions Financial Corp.	42,961	305,882
S&T Bancorp Inc.	847	15,305
Signature Bank[a]	1,398	99,733
Simmons First National Corp. Class A	519	13,162
State Street Corp.	14,047	660,349
Sterling Bancorp	923	8,409
SunTrust Banks Inc.	16,357	463,721
Susquehanna Bancshares Inc.	5,623	58,929
SVB Financial Group[a]	1,358	76,007
Synovus Financial Corp.	16,919	41,452
TCF Financial Corp.	5,080	61,722
Texas Capital Bancshares Inc.[a,b]	1,224	54,860
Tompkins Financial Corp.	369	14,627
TrustCo Bank Corp. NY	2,849	15,043
Trustmark Corp.	2,053	46,110
U.S. Bancorp	56,955	1,819,143
UMB Financial Corp.	967	42,393
Umpqua Holdings Corp.	3,401	40,098
United Bankshares Inc.	986	23,980

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

United Community Banks Inc.[a,b]	1,152	$10,852
Valley National Bancorp	5,847	54,377
ViewPoint Financial Group	1,027	21,505
Webster Financial Corp.	2,448	50,306
Wells Fargo & Co.	148,225	5,066,330
Westamerica Bancorp	834	35,520
Wilshire Bancorp Inc.[a]	1,671	9,809
Wintrust Financial Corp.	1,071	39,306
Zions Bancorp	5,640	120,696

		30,811,290
BEVERAGES — 2.14%
Beam Inc.	4,827	294,881
Boston Beer Co. Inc. (The) Class Aa,b	256	34,419
Brown-Forman Corp. Class B NVS	4,602	291,077
Coca-Cola Co. (The)	116,782	4,233,348
Coca-Cola Enterprises Inc.	8,148	258,536
Constellation Brands Inc. Class Aa	4,591	162,476
Dr Pepper Snapple Group Inc.	6,286	277,715
Green Mountain Coffee Roasters Inc.[a,b]	3,718	153,776
Molson Coors Brewing Co. Class B NVS	4,715	201,755
Monster Beverage Corp.[a]	4,501	238,013
PepsiCo Inc.	46,833	3,204,782

		9,350,778
BIOTECHNOLOGY — 1.74%
Acorda Therapeutics Inc.[a,b]	1,212	30,130
Alexion Pharmaceuticals Inc.[a]	5,879	551,509
Amgen Inc.	23,239	2,005,990
ArQule Inc.[a,b]	1,666	4,648
Bio-Rad Laboratories Inc. Class Aa,b	601	63,135
Biogen Idec Inc.[a]	7,157	1,049,717
Cambrex Corp.[a]	829	9,434
Celgene Corp.[a]	12,786	1,006,514
Charles River Laboratories International Inc.[a,b]	1,445	54,144
Cubist Pharmaceuticals Inc.[a,b]	1,985	83,489
Emergent BioSolutions Inc.[a]	767	12,303
Enzo Biochem Inc.[a,b]	1,119	3,021
Gilead Sciences Inc.[a]	22,963	1,686,632

Security	Shares	Value

Life Technologies Corp.[a]	5,195	$254,971
Medicines Co. (The)[a,b]	1,629	39,047
Momenta Pharmaceuticals Inc.[a,b]	1,545	18,200
Regeneron Pharmaceuticals Inc.[a]	2,280	390,040
Spectrum Pharmaceuticals Inc.[b]	1,509	16,886
United Therapeutics Corp.[a,b]	1,459	77,940
Vertex Pharmaceuticals Inc.[a]	6,570	275,546

		7,633,296
BUILDING MATERIALS — 0.21%
AAON Inc.	571	11,917
Apogee Enterprises Inc.	830	19,895
Comfort Systems USA Inc.	1,166	14,179
Drew Industries Inc.	565	18,221
Eagle Materials Inc.	1,386	81,081
Fortune Brands Home & Security Inc.[a]	4,983	145,603
Gibraltar Industries Inc.[a]	940	14,965
Griffon Corp.	1,402	16,067
Headwaters Inc.[a]	2,091	17,899
Lennox International Inc.	1,393	73,160
Louisiana-Pacific Corp.[a]	4,133	79,850
Martin Marietta Materials Inc.	1,400	131,992
Masco Corp.	10,913	181,811
NCI Building Systems Inc.[a,b]	643	8,938
Quanex Building Products Corp.	1,098	22,410
Simpson Manufacturing Co. Inc.	1,219	39,971
Texas Industries Inc.[a]	630	32,136
Universal Forest Products Inc.	583	22,177

		932,272
CHEMICALS — 2.56%
A. Schulman Inc.	921	26,645
Air Products and Chemicals Inc.	6,441	541,173
Airgas Inc.	2,130	194,448
Albemarle Corp.	2,720	168,966
American Vanguard Corp.	713	22,153
Ashland Inc.	2,204	177,224
Balchem Corp.	858	31,231
Cabot Corp.	1,856	73,850
CF Industries Holdings Inc.	1,900	386,004
Cytec Industries Inc.	1,374	94,572
Dow Chemical Co. (The)	36,273	1,172,343
E.I. du Pont de Nemours and Co.	28,204	1,268,334

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Eastman Chemical Co.	4,639	$315,684
Ecolab Inc.	7,984	574,050
FMC Corp.	4,178	244,497
H.B. Fuller Co.	1,557	54,215
Hawkins Inc.	274	10,587
Innophos Holdings Inc.	649	30,178
International Flavors & Fragrances Inc.	2,474	164,620
Intrepid Potash Inc.	1,573	33,489
Kraton Performance Polymers Inc.[a]	967	23,237
LyondellBasell Industries NV Class A	11,500	656,535
Minerals Technologies Inc.	1,084	43,273
Monsanto Co.	16,169	1,530,396
Mosaic Co. (The)	8,389	475,069
NewMarket Corp.	327	85,739
Olin Corp.	2,409	52,010
OM Group Inc.[a,b]	968	21,490
PolyOne Corp.	2,757	56,298
PPG Industries Inc.	4,640	628,024
Praxair Inc.	8,999	984,941
Quaker Chemical Corp.	380	20,467
RPM International Inc.	4,065	119,348
Sensient Technologies Corp.	1,481	52,664
Sherwin-Williams Co. (The)	2,595	399,163
Sigma-Aldrich Corp.	3,634	267,390
Stepan Co.	508	28,214
Valspar Corp. (The)	2,559	159,682
Zep Inc.	640	9,242

		11,197,445
COAL — 0.14%
Alpha Natural Resources Inc.[a,b]	6,579	64,079
Arch Coal Inc.	6,356	46,526
Cloud Peak Energy Inc.[a,b]	1,808	34,949
CONSOL Energy Inc.	6,938	222,710
Peabody Energy Corp.	8,128	216,286
SunCoke Energy Inc.[a]	2,060	32,115

		616,665
COMMERCIAL SERVICES — 1.72%
Aaron’s Inc.	2,134	60,350
ABM Industries Inc.	1,464	29,207

Security	Shares	Value

ADT Corp. (The)	7,043	$327,429
Alliance Data Systems Corp.[a,b]	1,506	218,009
American Public Education Inc.[a,b]	533	19,247
AMN Healthcare Services Inc.[a,b]	1,480	17,094
Apollo Group Inc. Class Aa,b	3,054	63,890
Arbitron Inc.	818	38,184
Automatic Data Processing Inc.	14,686	837,249
Brink’s Co. (The)	1,500	42,795
Capella Education Co.[a,b]	310	8,751
Cardtronics Inc.[a]	1,301	30,886
Career Education Corp.[a]	1,767	6,220
CDI Corp.	361	6,184
Chemed Corp.	566	38,822
Consolidated Graphics Inc.[a,b]	270	9,428
Convergys Corp.	3,386	55,564
CoreLogic Inc.[a,b]	2,962	79,737
Corinthian Colleges Inc.[a,b]	2,341	5,712
Corporate Executive Board Co. (The)	1,035	49,121
Corrections Corp. of America	2,993	106,162
CorVel Corp.[a]	183	8,204
Cross Country Healthcare Inc.[a,b]	928	4,454
Deluxe Corp.	1,609	51,874
DeVry Inc.	1,663	39,463
Equifax Inc.	3,590	194,291
ExlService Holdings Inc.[a]	802	21,253
Forrester Research Inc.	423	11,336
FTI Consulting Inc.[a,b]	1,224	40,392
Gartner Inc.[a]	2,875	132,307
GEO Group Inc. (The)	2,163	60,997
Global Payments Inc.	2,409	109,128
H&R Block Inc.	8,250	153,202
Healthcare Services Group Inc.	2,133	49,550
Heartland Payment Systems Inc.[b]	1,189	35,076
Heidrick & Struggles International Inc.	530	8,088
HMS Holdings Corp.[a,b]	2,608	67,599
Insperity Inc.	670	21,815
Iron Mountain Inc.	5,027	156,088
ITT Educational Services Inc.[a,b]	423	7,322
Kelly Services Inc. Class A	835	13,143
Korn/Ferry International[a,b]	1,388	22,014

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Landauer Inc.	278	$17,016
Lender Processing Services Inc.	2,508	61,747
Lincoln Educational Services Corp.	670	3,745
Live Nation Entertainment Inc.[a,b]	4,341	40,415
Manpower Inc.	2,385	101,219
MasterCard Inc. Class A	3,238	1,590,765
Matthews International Corp. Class A	784	25,166
MAXIMUS Inc.	1,040	65,749
Medifast Inc.[a,b]	399	10,530
Monro Muffler Brake Inc.[b]	923	32,277
Monster Worldwide Inc.[a,b]	3,406	19,142
Moody’s Corp.	5,902	296,989
Navigant Consulting Inc.[a]	1,537	17,153
On Assignment Inc.[a]	1,396	28,311
PAREXEL International Corp.[a,b]	1,759	52,049
Paychex Inc.	9,822	305,857
Quanta Services Inc.[a]	6,464	176,403
R.R. Donnelley & Sons Co.[b]	5,368	48,312
Rent-A-Center Inc.	1,808	62,123
Resources Connection Inc.	1,368	16,334
Robert Half International Inc.	4,299	136,794
Rollins Inc.	1,931	42,559
SAIC Inc.	8,644	97,850
SEI Investments Co.	4,086	95,367
Service Corp. International	6,404	88,439
Sotheby’s	2,115	71,106
Strayer Education Inc.	387	21,738
TeleTech Holdings Inc.[a,b]	724	12,887
Total System Services Inc.	4,915	105,279
Towers Watson & Co. Class A	1,746	98,143
TrueBlue Inc.[a,b]	1,133	17,845
United Rentals Inc.[a,b]	2,827	128,685
Universal Technical Institute Inc.	633	6,355
Valassis Communications Inc.	1,127	29,054
Viad Corp.	592	16,079
Western Union Co.	18,150	247,021
WEX Inc.[a]	1,149	86,600

		7,530,740
COMPUTERS — 6.69%
3D Systems Corp.[a,b]	1,462	77,998
Accenture PLC Class A	19,312	1,284,248

Security	Shares	Value

Agilysys Inc.[a,b]	457	$3,825
Apple Inc.	28,480	15,180,694
CACI International Inc. Class Aa,b	680	37,420
Cadence Design Systems Inc.[a,b]	8,498	114,808
CIBER Inc.[a,b]	2,260	7,548
Cognizant Technology Solutions Corp. Class Aa	9,082	672,522
Computer Sciences Corp.	4,717	188,916
Dell Inc.	44,199	447,736
Diebold Inc.	1,896	58,037
DST Systems Inc.	928	56,237
Electronics For Imaging Inc.[a]	1,406	26,700
EMC Corp.[a]	63,713	1,611,939
Hewlett-Packard Co.	59,592	849,186
iGATE Corp.[a]	928	14,635
Insight Enterprises Inc.[a,b]	1,331	23,119
International Business Machines Corp.	32,157	6,159,673
j2 Global Inc.[b]	1,334	40,794
Jack Henry & Associates Inc.	2,652	104,118
Lexmark International Inc. Class Ab	1,962	45,499
LivePerson Inc.[a]	1,446	19,000
Manhattan Associates Inc.[a,b]	630	38,014
Mentor Graphics Corp.[a,b]	2,815	47,911
Mercury Systems Inc.[a]	905	8,326
MICROS Systems Inc.[a,b]	2,413	102,408
MTS Systems Corp.	453	23,071
NCI Inc. Class Aa	2	9
NCR Corp.[a,b]	4,810	122,559
NetApp Inc.[a]	10,823	363,112
NetScout Systems Inc.[a,b]	1,084	28,173
RadiSys Corp.[a,b]	727	2,166
Riverbed Technology Inc.[a]	4,854	95,721
SanDisk Corp.[a]	7,291	317,596
Seagate Technology PLC	10,147	309,281
Super Micro Computer Inc.[a]	814	8,303
Sykes Enterprises Inc.[a,b]	1,090	16,590
Synaptics Inc.[a,b]	961	28,801
Synopsys Inc.[a]	4,548	144,808
Teradata Corp.[a]	5,146	318,486
Virtusa Corp.[a,b]	569	9,349

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Western Digital Corp.	6,621	$281,326

		29,290,662
COSMETICS & PERSONAL CARE — 1.75%
Avon Products Inc.	13,135	188,619
Colgate-Palmolive Co.	13,451	1,406,167
Estee Lauder Companies Inc. (The) Class A	7,295	436,679
Inter Parfums Inc.	513	9,983
Procter & Gamble Co. (The)	82,782	5,620,070

		7,661,518
DISTRIBUTION & WHOLESALE — 0.43%
Arrow Electronics Inc.[a]	3,189	121,437
Fastenal Co.	8,186	382,204
Fossil Inc.[a,b]	1,621	150,915
Genuine Parts Co.	4,722	300,225
Ingram Micro Inc. Class Aa	4,504	76,208
LKQ Corp.[a,b]	8,930	188,423
MWI Veterinary Supply Inc.[a]	349	38,390
Owens & Minor Inc.[b]	1,892	53,941
Pool Corp.	1,440	60,941
ScanSource Inc.[a,b]	817	25,956
United Stationers Inc.	1,221	37,839
W.W. Grainger Inc.	1,807	365,683
Watsco Inc.	906	67,859

		1,870,021
DIVERSIFIED FINANCIAL SERVICES — 2.36%
Affiliated Managers Group Inc.[a]	1,580	205,637
American Express Co.	29,493	1,695,258
Ameriprise Financial Inc.	6,218	389,433
BlackRock Inc.[c]	3,791	783,638
Calamos Asset Management Inc. Class A	581	6,141
CBOE Holdings Inc.	2,691	79,277
Charles Schwab Corp. (The)	33,302	478,217
CME Group Inc.	9,288	470,994
Discover Financial Services	15,254	588,042
E*TRADE Financial Corp.[a]	7,984	71,457
Eaton Vance Corp. NVS	3,482	110,902
Encore Capital Group Inc.[a]	775	23,730
Federated Investors Inc. Class B	2,793	56,502
Financial Engines Inc.[a,b]	1,201	33,328
Franklin Resources Inc.	4,164	523,415

Security	Shares	Value

Greenhill & Co. Inc.	785	$40,812
Higher One Holdings Inc.[a,b]	898	9,465
Interactive Brokers Group Inc. Class A	1,369	18,728
IntercontinentalExchange Inc.[a]	2,203	272,753
Invesco Ltd.	13,398	349,554
Investment Technology Group Inc.[a]	1,224	11,016
Janus Capital Group Inc.	5,587	47,601
Jefferies Group Inc.	3,875	71,959
Legg Mason Inc.	3,503	90,097
MarketAxess Holdings Inc.	1,118	39,465
NASDAQ OMX Group Inc. (The)	3,526	88,185
National Financial Partners Corp.[a,b]	1,323	22,676
NYSE Euronext Inc.	7,396	233,270
Piper Jaffray Companies Inc.[a,b]	454	14,587
Portfolio Recovery Associates Inc.[a]	511	54,605
Raymond James Financial Inc.	3,348	128,998
SLM Corp.	13,954	239,032
Stifel Financial Corp.[a,b]	1,476	47,188
SWS Group Inc.[a]	938	4,962
T. Rowe Price Group Inc.	7,735	503,781
Virtus Investment Partners Inc.[a]	165	19,955
Visa Inc. Class A	15,794	2,394,055
Waddell & Reed Financial Inc. Class A	2,571	89,522
World Acceptance Corp.[a,b]	385	28,706

		10,336,943
ELECTRIC — 3.06%
AES Corp. (The)	18,813	201,299
ALLETE Inc.	1,060	43,439
Alliant Energy Corp.	3,358	147,450
Ameren Corp.	7,294	224,072
American Electric Power Co. Inc.	14,722	628,335
Avista Corp.	1,890	45,568
Black Hills Corp.	1,323	48,078
CH Energy Group Inc.	453	29,545
Cleco Corp.	1,889	75,579
CMS Energy Corp.	7,928	193,285
Consolidated Edison Inc.	8,836	490,751

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Dominion Resources Inc.	17,382	$900,388
DTE Energy Co.	5,229	314,001
Duke Energy Corp.	21,304	1,359,195
Edison International	9,893	447,065
El Paso Electric Co.	1,238	39,505
Entergy Corp.	5,393	343,804
Exelon Corp.	25,884	769,790
FirstEnergy Corp.	12,700	530,352
Great Plains Energy Inc.	4,588	93,182
Hawaiian Electric Industries Inc.	3,014	75,772
IDACORP Inc.	1,488	64,505
Integrys Energy Group Inc.	2,348	122,613
MDU Resources Group Inc.	5,781	122,788
National Fuel Gas Co.	2,545	129,006
NextEra Energy Inc.	12,811	886,393
Northeast Utilities	9,547	373,097
NorthWestern Corp.	1,093	37,960
NRG Energy Inc.	9,753	224,221
NV Energy Inc.	7,232	131,189
OGE Energy Corp.	2,994	168,592
Pepco Holdings Inc.	6,934	135,976
PG&E Corp.	13,011	522,782
Pinnacle West Capital Corp.	3,293	167,877
PNM Resources Inc.	2,492	51,111
PPL Corp.	17,651	505,348
Public Service Enterprise Group Inc.	15,259	466,925
SCANA Corp.	4,005	182,788
Southern Co. (The)	26,483	1,133,737
TECO Energy Inc.	6,170	103,409
UIL Holdings Corp.	1,498	53,643
UNS Energy Corp.	1,239	52,558
Westar Energy Inc.	3,783	108,269
Wisconsin Energy Corp.	6,931	255,407
Xcel Energy Inc.	14,825	395,976

		13,396,625
ELECTRICAL COMPONENTS & EQUIPMENT — 0.50%
Acuity Brands Inc.	1,321	89,471
Advanced Energy Industries Inc.[a,b]	1,114	15,384
AMETEK Inc.	7,385	277,455
Belden Inc.	1,324	59,567
Emerson Electric Co.	21,951	1,162,525

Security	Shares	Value

Encore Wire Corp.	572	$17,337
Energizer Holdings Inc.	1,868	149,403
EnerSys Inc.[a,b]	1,491	56,106
General Cable Corp.[a,b]	1,533	46,619
Hubbell Inc. Class B	1,618	136,931
Littelfuse Inc.	645	39,803
Molex Inc.	4,158	113,638
Powell Industries Inc.[a,b]	261	10,839
Vicor Corp.[a]	576	3,122

		2,178,200
ELECTRONICS — 1.39%
Agilent Technologies Inc.	10,581	433,186
American Science and Engineering Inc.	270	17,607
Amphenol Corp. Class A	4,844	313,407
Analogic Corp.	378	28,085
Avnet Inc.[a]	4,101	125,532
Badger Meter Inc.	432	20,481
Bel Fuse Inc. Class B	279	5,455
Benchmark Electronics Inc.[a]	1,748	29,052
Brady Corp. Class A	1,437	47,996
Checkpoint Systems Inc.[a,b]	1,217	13,071
Coherent Inc.	710	35,940
CTS Corp.	978	10,396
Cymer Inc.[a,b]	929	84,010
Daktronics Inc.	1,120	12,398
Electro Scientific Industries Inc.	708	7,045
ESCO Technologies Inc.	786	29,404
FARO Technologies Inc.[a,b]	511	18,233
FEI Co.[b]	1,133	62,836
FLIR Systems Inc.	4,607	102,782
Garmin Ltd.	3,301	134,747
Gentex Corp.	4,276	80,474
Honeywell International Inc.	23,693	1,503,795
II-VI Inc.[a]	1,638	29,926
Itron Inc.[a]	1,215	54,128
Jabil Circuit Inc.	5,691	109,779
Measurement Specialties Inc.[a,b]	437	15,015
Methode Electronics Inc.	1,113	11,163
Mettler-Toledo International Inc.[a,b]	924	178,609
National Instruments Corp.	2,931	75,649
Newport Corp.[a,b]	1,102	14,822

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

OSI Systems Inc.[a]	583	$37,335
Park Electrochemical Corp.	589	15,155
PerkinElmer Inc.	3,499	111,058
Plexus Corp.[a,b]	1,048	27,038
Rofin-Sinar Technologies Inc.[a,b]	834	18,081
Rogers Corp.[a,b]	533	26,469
TE Connectivity Ltd.	12,769	473,985
Tech Data Corp.[a,b]	1,128	51,358
Thermo Fisher Scientific Inc.	10,887	694,373
Trimble Navigation Ltd.[a,b]	3,816	228,121
TTM Technologies Inc.[a]	1,569	14,435
Tyco International Ltd.	14,096	412,308
Vishay Intertechnology Inc.[a,b]	4,138	43,987
Waters Corp.[a]	2,637	229,736
Watts Water Technologies Inc. Class A	862	37,057
Woodward Inc.	1,880	71,684

		6,097,203
ENGINEERING & CONSTRUCTION — 0.24%
AECOM Technology Corp.[a,b]	3,257	77,516
Aegion Corp.[a,b]	1,163	25,807
Dycom Industries Inc.[a]	997	19,741
EMCOR Group Inc.	2,011	69,601
Engility Holdings Inc.[a,b]	497	9,572
Exponent Inc.[a]	412	23,002
Fluor Corp.	5,036	295,815
Granite Construction Inc.	1,058	35,570
Jacobs Engineering Group Inc.[a]	3,945	167,939
KBR Inc.	4,501	134,670
Orion Marine Group Inc.[a]	801	5,855
Shaw Group Inc. (The)[a]	2,030	94,618
URS Corp.	2,300	90,298

		1,050,004
ENTERTAINMENT — 0.10%
Bally Technologies Inc.[a]	1,268	56,692
Cinemark Holdings Inc.	3,159	82,071
DreamWorks Animation SKG Inc. Class Aa,b	2,117	35,079
International Game Technology	8,054	114,125
International Speedway Corp. Class A	819	22,621
Marriott Vacations Worldwide Corp.[a]	920	38,336

Security	Shares	Value

Multimedia Games Holding Co. Inc.[a,b]	850	$12,504
Pinnacle Entertainment Inc.[a,b]	1,795	28,415
Scientific Games Corp. Class Aa,b	1,669	14,470
SHFL Entertainment Inc.[a,b]	1,610	23,345

		427,658
ENVIRONMENTAL CONTROL — 0.31%
Calgon Carbon Corp.[a,b]	1,668	23,652
Clean Harbors Inc.a.b	1,602	88,126
Darling International Inc.[a]	3,506	56,236
Mine Safety Appliances Co.	912	38,952
Republic Services Inc.	9,076	266,199
Stericycle Inc.[a]	2,606	243,062
Tetra Tech Inc.[a]	1,995	52,768
Waste Connections Inc.	3,694	124,820
Waste Management Inc.	13,222	446,110

		1,339,925
FOOD — 1.94%
B&G Foods Inc. Class A	1,584	44,843
Cal-Maine Foods Inc.	430	17,295
Calavo Growers Inc.	393	9,907
Campbell Soup Co.	5,391	188,092
ConAgra Foods Inc.	12,310	363,145
Dean Foods Co.[a]	5,712	94,305
Diamond Foods Inc.[b]	658	8,995
Flowers Foods Inc.	3,454	80,375
General Mills Inc.	19,570	790,824
H.J. Heinz Co.	9,728	561,111
Hain Celestial Group Inc.[a,b]	1,368	74,173
Harris Teeter Supermarkets Inc.	1,464	56,452
Hershey Co. (The)	4,514	326,001
Hillshire Brands Co.	3,711	104,428
Hormel Foods Corp.	4,124	128,710
Ingredion Inc.	2,346	151,153
J&J Snack Foods Corp.	429	27,430
J.M. Smucker Co. (The)	3,287	283,471
Kellogg Co.	7,514	419,657
Kraft Foods Group Inc.	17,933	815,413
Kroger Co. (The)	15,491	403,076
Lancaster Colony Corp.	587	40,614
McCormick & Co. Inc. NVS	3,997	253,929
Mondelez International Inc. Class A	53,748	1,368,962

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Nash-Finch Co.	361	$7,682
Post Holdings Inc.[a]	982	33,633
Ralcorp Holdings Inc.[a]	1,659	148,729
Safeway Inc.	7,190	130,067
Sanderson Farms Inc.	576	27,389
Seneca Foods Corp. Class Aa,b	271	8,238
Smithfield Foods Inc.[a]	3,760	81,103
Snyders-Lance Inc.	1,519	36,623
Spartan Stores Inc.	677	10,399
SUPERVALU Inc.[b]	6,359	15,707
Sysco Corp.	17,823	564,276
Tootsie Roll Industries Inc.	578	14,982
TreeHouse Foods Inc.[a]	1,075	56,040
Tyson Foods Inc. Class A	8,692	168,625
United Natural Foods Inc.[a]	1,522	81,564
Whole Foods Market Inc.	5,227	477,382

		8,474,800
FOREST PRODUCTS & PAPER — 0.22%
Buckeye Technologies Inc.	1,164	33,418
Clearwater Paper Corp.[a,b]	685	26,825
Deltic Timber Corp.	312	22,033
Domtar Corp.	1,071	89,450
International Paper Co.	13,288	529,394
KapStone Paper and Packaging Corp.	1,188	26,362
MeadWestvaco Corp.	5,348	170,441
Neenah Paper Inc.	437	12,441
P.H. Glatfelter Co.	1,304	22,794
Schweitzer-Mauduit International Inc.	948	37,001
Wausau Paper Corp.	1,511	13,085

		983,244
GAS — 0.42%
AGL Resources Inc.	3,590	143,492
Atmos Energy Corp.	2,779	97,599
CenterPoint Energy Inc.	12,870	247,748
Laclede Group Inc. (The)	667	25,753
New Jersey Resources Corp.	1,316	52,140
NiSource Inc.	9,393	233,792
Northwest Natural Gas Co.	795	35,139
Piedmont Natural Gas Co.	2,142	67,066
Questar Corp.	5,294	104,609

Security	Shares	Value

Sempra Energy	6,831	$484,591
South Jersey Industries Inc.	966	48,619
Southwest Gas Corp.	1,444	61,240
UGI Corp.	3,369	110,200
Vectren Corp.	2,441	71,765
WGL Holdings Inc.	1,606	62,939

		1,846,692
HAND & MACHINE TOOLS — 0.20%
Franklin Electric Co. Inc.	616	38,297
Kennametal Inc.	2,412	96,480
Lincoln Electric Holdings Inc.	2,526	122,965
Regal Beloit Corp.	1,351	95,205
Snap-on Inc.	1,785	140,997
Stanley Black & Decker Inc.	5,101	377,321

		871,265
HEALTH CARE — PRODUCTS — 1.94%
Abaxis Inc.	669	24,820
ABIOMED Inc.[a]	1,123	15,116
Affymetrix Inc.[a,b]	2,159	6,844
Baxter International Inc.	16,617	1,107,689
Becton, Dickinson and Co.	5,951	465,309
Boston Scientific Corp.[a]	41,456	237,543
C.R. Bard Inc.	2,311	225,877
Cantel Medical Corp.	697	20,722
CareFusion Corp.[a]	6,757	193,115
CONMED Corp.	836	23,366
Cooper Companies Inc. (The)	1,438	132,986
Covidien PLC	14,308	826,144
CryoLife Inc.	916	5,707
Cyberonics Inc.[a]	750	39,397
Edwards Lifesciences Corp.[a]	3,477	313,521
Greatbatch Inc.[a]	707	16,431
Haemonetics Corp.[a,b]	1,534	62,648
Hanger Inc.[a]	1,029	28,153
Henry Schein Inc.[a,b]	2,657	213,782
Hill-Rom Holdings Inc.	1,879	53,551
Hologic Inc.[a,b]	8,124	162,724
Hospira Inc.[a]	4,981	155,606
ICU Medical Inc.[a,b]	381	23,214
IDEXX Laboratories Inc.[a]	1,655	153,584
Integra LifeSciences Holdings Corp.[a,b]	592	23,070

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Intuitive Surgical Inc.[a]	1,207	$591,877
Invacare Corp.	948	15,452
Luminex Corp.[a]	1,118	18,738
Masimo Corp.	1,575	33,091
Medtronic Inc.	30,658	1,257,591
Meridian Bioscience Inc.	1,218	24,664
Merit Medical Systems Inc.[a,b]	1,238	17,208
Natus Medical Inc.[a]	833	9,313
NuVasive Inc.[a,b]	1,243	19,217
Palomar Medical Technologies Inc.[a,b]	532	4,900
PSS World Medical Inc.[a]	1,578	45,573
ResMed Inc.	4,345	180,622
St. Jude Medical Inc.	9,309	336,427
Steris Corp.	1,759	61,090
Stryker Corp.	8,773	480,936
SurModics Inc.[a,b]	396	8,855
Symmetry Medical Inc.[a,b]	1,096	11,530
TECHNE Corp.	1,050	71,757
Teleflex Inc.	1,266	90,278
Thoratec Corp.[a]	1,782	66,861
Varian Medical Systems Inc.[a]	3,303	232,003
West Pharmaceutical Services Inc.	1,000	54,750
Zimmer Holdings Inc.	5,271	351,365

		8,515,017
HEALTH CARE — SERVICES — 1.28%
Aetna Inc.	10,137	469,343
Air Methods Corp.	1,028	37,923
Almost Family Inc.	251	5,085
Amedisys Inc.[a,b]	862	9,715
AmSurg Corp.[a,b]	921	27,639
Bio-Reference Laboratories Inc.[a,b]	768	22,034
Centene Corp.[a]	1,538	63,058
Cigna Corp.	8,634	461,574
Community Health Systems Inc.	2,802	86,133
Covance Inc.[a,b]	1,649	95,263
Coventry Health Care Inc.	4,108	184,162
DaVita HealthCare Partners Inc.[a]	2,547	281,520
Ensign Group Inc. (The)	511	13,894
Gentiva Health Services Inc.[a]	915	9,196
Health Management Associates Inc. Class Aa	7,992	74,485
Health Net Inc.[a,b]	2,462	59,827

Security	Shares	Value

Healthways Inc.[a]	966	$10,336
Humana Inc.	4,779	327,983
IPC The Hospitalist Co. Inc.[a,b]	495	19,656
Kindred Healthcare Inc.[a,b]	1,589	17,193
Laboratory Corp. of America Holdings[a,b]	2,881	249,552
LHC Group Inc.[a,b]	441	9,393
LifePoint Hospitals Inc.[a]	1,505	56,814
Magellan Health Services Inc.[a]	825	40,425
MEDNAX Inc.[a,b]	1,509	119,996
Molina Healthcare Inc.[a]	860	23,272
Quest Diagnostics Inc.	4,840	282,027
Tenet Healthcare Corp.[a]	3,232	104,943
UnitedHealth Group Inc.	30,945	1,678,457
Universal Health Services Inc. Class B	2,675	129,336
WellCare Health Plans Inc.[a]	1,305	63,540
WellPoint Inc.	9,205	560,768

		5,594,542
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Apollo Investment Corp.	6,312	52,768
Leucadia National Corp.	6,044	143,787
Prospect Capital Corp.	5,616	61,046

		257,601
HOME BUILDERS — 0.25%
D.R. Horton Inc.	8,418	166,508
KB Home	2,233	35,281
Lennar Corp. Class A	4,962	191,881
M.D.C. Holdings Inc.	1,217	44,737
M/I Homes Inc.[a]	692	18,338
Meritage Homes Corp.[a]	929	34,698
NVR Inc.[a,b]	140	128,800
PulteGroup Inc.[a]	10,275	186,594
Ryland Group Inc. (The)	1,420	51,830
Standard-Pacific Corp.[a,b]	3,632	26,695
Thor Industries Inc.	1,345	50,343
Toll Brothers Inc.[a,b]	4,562	147,490
Winnebago Industries Inc.[a,b]	856	14,663

		1,097,858
HOME FURNISHINGS — 0.11%
DTS Inc.[a,b]	500	8,350
Ethan Allen Interiors Inc.	760	19,539

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Harman International Industries Inc.	2,086	$93,119
La-Z-Boy Inc.	1,531	21,664
Select Comfort Corp.[a]	1,729	45,248
Tempur-Pedic International Inc.[a,b]	1,771	55,769
Universal Electronics Inc.[a,b]	434	8,398
VOXX International Corp.[a,b]	566	3,809
Whirlpool Corp.	2,371	241,249

		497,145
HOUSEHOLD PRODUCTS & WARES — 0.46%
American Greetings Corp. Class Ab	939	15,860
Avery Dennison Corp.	2,991	104,446
Blyth Inc.[b]	402	6,251
Central Garden & Pet Co. Class Aa	1,091	11,401
Church & Dwight Co. Inc.	4,236	226,922
Clorox Co. (The)	3,950	289,219
Helen of Troy Ltd.[a,b]	930	31,053
Jarden Corp.	2,214	114,464
Kimberly-Clark Corp.	11,827	998,554
Prestige Brands Holdings Inc.[a,b]	1,482	29,684
Scotts Miracle-Gro Co. (The) Class A	1,171	51,582
Tupperware Brands Corp.	1,666	106,791
WD-40 Co.	426	20,069

		2,006,296
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	8,684	193,393
Toro Co. (The)	1,755	75,430

		268,823
INSURANCE — 3.98%
ACE Ltd.	10,280	820,344
Aflac Inc.	14,201	754,357
Alleghany Corp.[a]	519	174,083
Allstate Corp. (The)	14,559	584,835
American Financial Group Inc.	2,284	90,264
American International Group Inc.[a]	44,696	1,577,769
Amerisafe Inc.[a,b]	532	14,497
Aon PLC	9,629	535,372
Arthur J. Gallagher & Co.	3,779	130,942
Aspen Insurance Holdings Ltd.[b]	2,097	67,272
Assurant Inc.	2,424	84,113
Berkshire Hathaway Inc. Class Ba	55,225	4,953,682

Security	Shares	Value

Brown & Brown Inc.	3,632	$92,471
Chubb Corp. (The)	7,916	596,233
Cincinnati Financial Corp.	4,436	173,714
eHealth Inc.[a,b]	642	17,642
Employers Holdings Inc.	613	12,616
Everest Re Group Ltd.	1,555	170,972
Fidelity National Financial Inc. Class A	6,374	150,108
First American Financial Corp.	3,182	76,654
Genworth Financial Inc. Class Aa	15,155	113,814
Hanover Insurance Group Inc. (The)	1,350	52,299
Hartford Financial Services Group Inc. (The)	13,274	297,869
HCC Insurance Holdings Inc.	3,097	115,239
Horace Mann Educators Corp.	1,190	23,752
Infinity Property and Casualty Corp.	375	21,840
Kemper Corp.	1,660	48,970
Lincoln National Corp.	8,385	217,172
Loews Corp.	9,405	383,254
Marsh & McLennan Companies Inc.	16,523	569,548
Meadowbrook Insurance Group Inc.	1,567	9,057
Mercury General Corp.	809	32,109
MetLife Inc.	33,001	1,087,053
Navigators Group Inc. (The)[a,b]	321	16,393
Old Republic International Corp.	7,288	77,617
Principal Financial Group Inc.	8,403	239,654
ProAssurance Corp.	1,830	77,208
Progressive Corp. (The)	16,808	354,649
Protective Life Corp.	2,382	68,078
Prudential Financial Inc.	14,067	750,193
Reinsurance Group of America Inc.	2,268	121,383
RLI Corp.	502	32,459
Safety Insurance Group Inc.	365	16,852
Selective Insurance Group Inc.	1,607	30,967
StanCorp Financial Group Inc.	1,320	48,404
Stewart Information Services Corp.	535	13,910
Torchmark Corp.	2,864	147,983

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Tower Group Inc.	979	$17,397
Travelers Companies Inc. (The)	11,529	828,013
United Fire Group Inc.	650	14,196
Unum Group	8,304	172,889
W.R. Berkley Corp.	3,365	126,995
XL Group PLC	9,076	227,445

		17,432,601
INTERNET — 3.25%
Amazon.com Inc.[a]	10,972	2,755,508
AOL Inc.[a]	2,228	65,971
Blucora Inc.[a,b]	1,345	21,130
Blue Nile Inc.[a,b]	425	16,362
comScore Inc.[a]	1,068	14,717
Dealertrack Technologies Inc.[a,b]	1,232	35,383
Dice Holdings Inc.[a,b]	1,636	15,018
eBay Inc.[a]	35,291	1,800,547
Equinix Inc.[a]	1,473	303,733
Expedia Inc.	2,817	173,105
F5 Networks Inc.[a]	2,407	233,840
Google Inc. Class Aa	8,059	5,716,813
HealthStream Inc.[a,b]	577	14,027
Liquidity Services Inc.[a,b]	788	32,198
Netflix Inc.[a,b]	1,703	158,004
NIC Inc.	1,779	29,069
NutriSystem Inc.	848	6,945
OpenTable Inc.[a]	675	32,940
PCTEL Inc.	501	3,607
Perficient Inc.[a,b]	939	11,061
Priceline.com Inc.[a]	1,508	936,769
QuinStreet Inc.[a,b]	792	5,322
Rackspace Hosting Inc.[a]	3,339	247,987
Sourcefire Inc.[a,b]	940	44,387
Stamps.com Inc.[a]	384	9,677
Symantec Corp.[a]	20,963	394,314
TIBCO Software Inc.[a,b]	4,675	102,897
TripAdvisor Inc.[a,b]	3,345	140,356
United Online Inc.	2,573	14,383
ValueClick Inc.[a,b]	2,107	40,897
Vasco Data Security International Inc.[a,b]	849	6,928
VeriSign Inc.[a]	4,656	180,746
Websense Inc.[a,b]	1,174	17,657

Security	Shares	Value

XO Group Inc.[a]	602	$5,599
Yahoo! Inc.[a]	31,444	625,736

		14,213,633
IRON & STEEL — 0.27%
AK Steel Holding Corp.[b]	4,204	19,338
Allegheny Technologies Inc.	3,269	99,247
Carpenter Technology Corp.	1,327	68,513
Cliffs Natural Resources Inc.	4,335	167,158
Commercial Metals Co.	3,654	54,298
Nucor Corp.	9,638	416,169
Reliance Steel & Aluminum Co.	2,313	143,637
Steel Dynamics Inc.	6,781	93,103
United States Steel Corp.[b]	4,439	105,959

		1,167,422

LEISURE TIME — 0.28%
Arctic Cat Inc.[a,b]	414	13,824
Brunswick Corp.	2,782	80,928
Callaway Golf Co.[b]	2,454	15,951
Carnival Corp.	13,541	497,903
Harley-Davidson Inc.	6,880	336,019
Interval Leisure Group Inc.	1,208	23,423
Life Time Fitness Inc.[a,b]	1,249	61,463
Polaris Industries Inc.	1,966	165,439
WMS Industries Inc.[a,b]	1,636	28,630

		1,223,580
LODGING — 0.26%
Boyd Gaming Corp.[a,b]	1,658	11,009
Marcus Corp.	556	6,933
Marriott International Inc. Class A	7,433	277,028
Monarch Casino & Resort Inc.[a]	306	3,339
Starwood Hotels & Resorts Worldwide Inc.	5,949	341,235
Wyndham Worldwide Corp.	4,235	225,344
Wynn Resorts Ltd.	2,407	270,763

		1,135,651
MACHINERY — 1.33%
AGCO Corp.[a]	2,933	144,069
Albany International Corp. Class A	824	18,688
Applied Industrial Technologies Inc.	1,253	52,639
Astec Industries Inc.	693	23,098

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Briggs & Stratton Corp.	1,496	$31,536
Cascade Corp.	236	15,175
Caterpillar Inc.	19,817	1,775,207
Cognex Corp.	1,161	42,748
Cummins Inc.	5,345	579,131
Deere & Co.	11,863	1,025,200
Flowserve Corp.	1,508	221,374
Gardner Denver Inc.	1,509	103,366
Gerber Scientific Inc. Escrow[a,d]	664	7
Graco Inc.	1,861	95,823
IDEX Corp.	2,465	114,696
Intermec Inc.[a]	1,848	18,221
Intevac Inc.[a]	665	3,039
iRobot Corp.[a,b]	797	14,936
Joy Global Inc.	3,182	202,948
Lindsay Corp.	375	30,045
Nordson Corp.	1,714	108,188
Robbins & Myers Inc.	1,268	75,383
Rockwell Automation Inc.	4,208	353,430
Roper Industries Inc.	2,979	332,099
Tennant Co.	562	24,700
Terex Corp.[a,b]	3,410	95,855
Wabtec Corp.	1,443	126,320
Xylem Inc.	5,661	153,413
Zebra Technologies Corp. Class Aa,b	1,526	59,941

		5,841,275
MANUFACTURING — 3.17%
3M Co.	19,290	1,791,076
A.O. Smith Corp.	1,163	73,350
Actuant Corp. Class A	2,190	61,123
AptarGroup Inc.	1,993	95,106
AZZ Inc.	817	31,397
Barnes Group Inc.	1,449	32,545
Carlisle Companies Inc.	1,919	112,760
CLARCOR Inc.	1,496	71,479
Crane Co.	1,465	67,800
Danaher Corp.	17,630	985,517
Donaldson Co. Inc.	4,049	132,969
Dover Corp.	5,407	355,294
Eaton Corp. PLC	13,997	758,637
EnPro Industries Inc.[a,b]	624	25,522

Security	Shares	Value

Federal Signal Corp.[a]	1,853	$14,101
General Electric Co.	317,486	6,664,031
Harsco Corp.	2,420	56,870
Hillenbrand Inc.	1,885	42,620
Illinois Tool Works Inc.	12,886	783,598
Ingersoll-Rand PLC	8,458	405,646
ITT Corp.	2,865	67,213
John Bean Technologies Corp.	834	14,820
Koppers Holdings Inc.	592	22,585
Leggett & Platt Inc.	4,324	117,699
LSB Industries Inc.[a,b]	555	19,658
Lydall Inc.[a,b]	546	7,830
Movado Group Inc.	521	15,984
Myers Industries Inc.	844	12,787
Pall Corp.	3,354	202,112
Parker Hannifin Corp.	4,499	382,685
SPX Corp.	1,568	109,995
Standex International Corp.	389	19,952
STR Holdings Inc.[a]	1,225	3,087
Sturm, Ruger & Co. Inc.[b]	557	25,288
Textron Inc.	8,538	211,657
Tredegar Corp.	683	13,947
Trinity Industries Inc.	2,405	86,147

		13,894,887
MEDIA — 3.09%
AMC Networks Inc. Class Aa,b	1,717	84,991
Cablevision NY Group Class A	6,481	96,826
CBS Corp. Class B NVS	17,857	679,459
Comcast Corp. Class A	80,451	3,007,258
Digital Generation Inc.[a,b]	829	9,003
DIRECTV[a]	18,260	915,922
Discovery Communications Inc. Series Aa,b	7,216	458,072
Dolan Co. (The)[a,b]	942	3,664
E.W. Scripps Co. (The) Class Aa,b	952	10,291
FactSet Research Systems Inc.	1,235	108,754
Gannett Co. Inc.	6,905	124,359
John Wiley & Sons Inc. Class A	1,433	55,787
McGraw-Hill Companies Inc. (The)	8,379	458,080
Meredith Corp.[b]	1,117	38,481
New York Times Co. (The) Class Aa,b	3,647	31,109

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

News Corp. Class A NVS	61,094	$1,560,341
Scholastic Corp.	772	22,820
Scripps Networks Interactive Inc. Class A	2,609	151,113
Time Warner Cable Inc.	9,121	886,470
Time Warner Inc.	28,635	1,369,612
Viacom Inc. Class B NVS	13,963	736,409
Walt Disney Co. (The)	53,652	2,671,333
Washington Post Co. (The) Class B	135	49,303

		13,529,457
METAL FABRICATE & HARDWARE — 0.28%
A.M. Castle & Co.[a,b]	506	7,474
CIRCOR International Inc.	524	20,745
Haynes International Inc.	368	19,088
Kaydon Corp.	949	22,709
Mueller Industries Inc.	860	43,026
Olympic Steel Inc.	279	6,177
Precision Castparts Corp.	4,403	834,016
RTI International Metals Inc.[a,b]	905	24,942
Timken Co. (The)	2,407	115,127
Valmont Industries Inc.	707	96,541
Worthington Industries Inc.	1,641	42,650

		1,232,495
MINING — 0.59%
Alcoa Inc.	32,434	281,527
AMCOL International Corp.	766	23,501
Century Aluminum Co.[a]	1,665	14,585
Compass Minerals International Inc.	1,024	76,503
Freeport-McMoRan Copper & Gold Inc.	28,755	983,421
Globe Specialty Metals Inc.	1,867	25,671
Kaiser Aluminum Corp.	489	30,167
Materion Corp.	592	15,262
Newmont Mining Corp.	15,061	699,433
Royal Gold Inc.	1,985	161,400
Stillwater Mining Co.[a,b]	3,515	44,922
Vulcan Materials Co.	3,941	205,129

		2,561,521
MISCELLANEOUS — MANUFACTURING — 0.07%
Pentair Ltd. Registered	6,376	313,380

		313,380

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.	5,985	$63,680
Xerox Corp.	38,162	260,265

		323,945
OFFICE FURNISHINGS — 0.02%
Herman Miller Inc.	1,731	37,078
HNI Corp.	1,352	40,641
Interface Inc.	1,672	26,886

		104,605
OIL & GAS — 8.13%
Anadarko Petroleum Corp.	15,128	1,124,162
Apache Corp.	11,839	929,362
Approach Resources Inc.[a]	1,076	26,911
Atwood Oceanics Inc.[a,b]	1,689	77,339
Bill Barrett Corp.[a]	1,435	25,529
Cabot Oil & Gas Corp.	6,381	317,391
Carrizo Oil & Gas Inc.[a,b]	1,098	22,970
Chesapeake Energy Corp.	15,751	261,782
Chevron Corp.	59,257	6,408,052
Cimarex Energy Co.	2,611	150,733
Comstock Resources Inc.[a,b]	1,393	21,076
ConocoPhillips	36,771	2,132,350
Contango Oil & Gas Co.	387	16,393
Denbury Resources Inc.[a,b]	11,756	190,447
Devon Energy Corp.	11,425	594,557
Diamond Offshore Drilling Inc.	2,127	144,551
Energen Corp.	2,154	97,124
Ensco PLC Class A	7,047	417,746
EOG Resources Inc.	8,194	989,753
EQT Corp.	4,502	265,528
Exxon Mobil Corp.	138,041	11,947,449
Forest Oil Corp.[a,b]	3,409	22,806
Gulfport Energy Corp.[a]	1,796	68,643
Helmerich & Payne Inc.	3,195	178,952
Hess Corp.	9,021	477,752
HollyFrontier Corp.	6,159	286,701
Marathon Oil Corp.	21,399	656,093
Marathon Petroleum Corp.	10,292	648,396
Murphy Oil Corp.	5,586	332,646
Nabors Industries Ltd.[a]	8,914	128,807
Newfield Exploration Co.[a]	4,078	109,209
Noble Corp.	7,608	264,911

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Noble Energy Inc.	5,403	$549,701
Northern Oil and Gas Inc.[a,b]	1,875	31,538
Occidental Petroleum Corp.	24,549	1,880,699
Patterson-UTI Energy Inc.[b]	4,448	82,866
PDC Energy Inc.[a,b]	933	30,985
Penn Virginia Corp.	2,110	9,305
PetroQuest Energy Inc.[a,b]	1,646	8,148
Phillips 66	18,921	1,004,705
Pioneer Natural Resources Co.	3,716	396,088
Plains Exploration & Production Co.[a]	3,942	185,038
QEP Resources Inc.	5,412	163,821
Quicksilver Resources Inc.[a,b]	3,612	10,330
Range Resources Corp.	4,898	307,741
Rosetta Resources Inc.[a,b]	1,591	72,168
Rowan Companies PLC[a]	3,808	119,076
SM Energy Co.	2,007	104,786
Southwestern Energy Co.[a]	10,578	353,411
Stone Energy Corp.[a]	1,461	29,980
Swift Energy Co.[a,b]	1,253	19,284
Tesoro Corp.	4,286	188,798
Unit Corp.[a]	1,335	60,142
Valero Energy Corp.	16,760	571,851
WPX Energy Inc.[a,b]	5,989	89,116

		35,605,698
OIL & GAS SERVICES — 1.58%
Baker Hughes Inc.	13,273	542,069
Basic Energy Services Inc.[a,b]	900	10,269
Cameron International Corp.[a]	7,474	421,982
CARBO Ceramics Inc.	581	45,516
Dresser-Rand Group Inc.[a,b]	2,308	129,571
Dril-Quip Inc.[a]	1,105	80,720
Exterran Holdings Inc.[a,b]	2,060	45,155
FMC Technologies Inc.[a]	7,201	308,419
Geospace Technologies Corp.[a]	397	35,281
Gulf Island Fabrication Inc.	423	10,165
Halliburton Co.	28,104	974,928
Helix Energy Solutions Group Inc.[a,b]	2,938	60,640
Hornbeck Offshore Services Inc.[a,b]	955	32,795
ION Geophysical Corp.[a,b]	3,828	24,920
Lufkin Industries Inc.[b]	1,055	61,327
Matrix Service Co.[a,b]	824	9,476

Security	Shares	Value

National Oilwell Varco Inc.	12,914	$882,672
Oceaneering International Inc.	3,279	176,377
Oil States International Inc.[a]	1,688	120,760
Pioneer Energy Services Corp.[a]	1,871	13,584
Schlumberger Ltd.	40,198	2,785,319
SEACOR Holdings Inc.	590	49,442
Superior Energy Services Inc.[a]	4,729	97,985
TETRA Technologies Inc.[a]	2,324	17,639

		6,937,011
PACKAGING & CONTAINERS — 0.23%
Ball Corp.	4,688	209,788
Bemis Co. Inc.	3,184	106,537
Greif Inc. Class A	915	40,717
Owens-Illinois Inc.[a]	4,933	104,925
Packaging Corp. of America	3,004	115,564
Rock-Tenn Co. Class A	2,178	152,264
Sealed Air Corp.	5,884	103,029
Silgan Holdings Inc.	1,490	61,969
Sonoco Products Co.	3,023	89,874

		984,667
PHARMACEUTICALS — 6.29%
Abbott Laboratories	47,856	3,134,568
Akorn Inc.[a,b]	2,010	26,854
Align Technology Inc.[a,b]	2,213	61,411
Allergan Inc.	9,321	855,015
AmerisourceBergen Corp.	7,169	309,557
Bristol-Myers Squibb Co.	50,009	1,629,793
Cardinal Health Inc.	10,276	423,166
DENTSPLY International Inc.	4,284	169,689
Eli Lilly and Co.	30,887	1,523,347
Endo Health Solutions Inc.[a]	3,437	90,290
Express Scripts Holding Co.[a]	24,692	1,333,368
Forest Laboratories Inc.[a]	7,101	250,807
Hi-Tech Pharmacal Co. Inc.	305	10,669
Johnson & Johnson	83,904	5,881,670
McKesson Corp.	7,162	694,428
Mead Johnson Nutrition Co. Class A	6,145	404,894
Merck & Co. Inc.	92,047	3,768,404
Mylan Inc.[a]	12,377	340,120
Neogen Corp.[a]	688	31,180
Omnicare Inc.	3,357	121,188
Patterson Companies Inc.	2,499	85,541

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Perrigo Co.	2,672	$277,968
Pfizer Inc.	222,911	5,590,608
PharMerica Corp.[a]	844	12,019
Questcor Pharmaceuticals Inc.[b]	1,782	47,615
Salix Pharmaceuticals Ltd.[a]	1,504	60,882
VCA Antech Inc.[a,b]	2,750	57,887
ViroPharma Inc.[a]	1,968	44,792
Watson Pharmaceuticals Inc.[a]	3,888	334,368

		27,572,098
PIPELINES — 0.49%
Kinder Morgan Inc.	19,130	675,863
ONEOK Inc.	6,155	263,126
Spectra Energy Corp.	20,147	551,625
Williams Companies Inc. (The)	20,393	667,667

		2,158,281

REAL ESTATE — 0.08%
Alexander & Baldwin Inc.[a]	1,368	40,178
CBRE Group Inc. Class Aa	9,156	182,204
Forestar Group Inc.[a]	1,036	17,954
HFF Inc. Class A	905	13,485
Jones Lang LaSalle Inc.	1,352	113,487

		367,308
REAL ESTATE INVESTMENT TRUSTS — 3.02%
Acadia Realty Trust	1,586	39,777
Alexandria Real Estate Equities Inc.	1,907	132,193
American Campus Communities Inc.	3,193	147,293
American Tower Corp.	11,974	925,231
Apartment Investment and Management Co. Class A	4,437	120,065
AvalonBay Communities Inc.	3,462	469,413
BioMed Realty Trust Inc.	4,752	91,856
Boston Properties Inc.	4,584	485,033
BRE Properties Inc. Class A	2,366	120,264
Camden Property Trust	2,548	173,799
Cedar Realty Trust Inc.[b]	1,763	9,309
Colonial Properties Trust[b]	2,588	55,306
Corporate Office Properties Trust[b]	2,413	60,277
Cousins Properties Inc.	2,707	22,603
DiamondRock Hospitality Co.[b]	6,052	54,468
Duke Realty Corp.	8,347	115,773

Security	Shares	Value

EastGroup Properties Inc.[b]	895	$48,160
Entertainment Properties Trust[b]	1,457	67,182
Equity One Inc.[b]	1,940	40,759
Equity Residential	9,736	551,739
Essex Property Trust Inc.[b]	1,103	161,755
Extra Space Storage Inc.	3,105	112,991
Federal Realty Investment Trust	1,975	205,440
Franklin Street Properties Corp.[b]	2,114	26,023
Getty Realty Corp.	822	14,845
Government Properties Income Trust	1,320	31,640
HCP Inc.	13,724	620,050
Health Care REIT Inc.	7,859	481,678
Healthcare Realty Trust Inc.[b]	2,598	62,378
Highwoods Properties Inc.	1,644	54,992
Home Properties Inc.	1,582	96,992
Hospitality Properties Trust	3,834	89,792
Host Hotels & Resorts Inc.	21,972	344,301
Inland Real Estate Corp.	2,294	19,224
Kilroy Realty Corp.	2,287	108,335
Kimco Realty Corp.[b]	12,383	239,240
Kite Realty Group Trust[b]	2,550	14,255
LaSalle Hotel Properties	2,867	72,793
Lexington Realty Trust[b]	4,587	47,934
Liberty Property Trust	3,550	126,984
LTC Properties Inc.	909	31,988
Macerich Co. (The)[b]	4,138	241,245
Mack-Cali Realty Corp.[b]	2,528	66,006
Medical Properties Trust Inc.[b]	4,211	50,364
Mid-America Apartment Communities Inc.	1,285	83,204
National Retail Properties Inc.[b]	3,341	104,239
Omega Healthcare Investors Inc.[b]	3,412	81,376
Parkway Properties Inc.[b]	1,040	14,550
Pennsylvania Real Estate Investment Trust	1,618	28,542
Plum Creek Timber Co. Inc.	4,915	218,079
Post Properties Inc.	1,647	82,268
Potlatch Corp.	1,196	46,871
Prologis Inc.	14,003	510,970
PS Business Parks Inc.	569	36,974
Public Storage	4,369	633,330
Rayonier Inc.[b]	3,743	194,000

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Realty Income Corp.[b]	4,016	$161,483
Regency Centers Corp.	2,762	130,145
Sabra Healthcare REIT Inc.	1,129	24,522
Saul Centers Inc.[b]	423	18,100
Senior Housing Properties Trust[b]	5,271	124,606
Simon Property Group Inc.	9,353	1,478,616
SL Green Realty Corp.	2,732	209,408
Sovran Self Storage Inc.	949	58,933
Tanger Factory Outlet Centers Inc.	2,847	97,367
Taubman Centers Inc.	1,370	107,846
UDR Inc.	7,550	179,539
Universal Health Realty Income Trust[b]	316	15,993
Urstadt Biddle Properties Inc. Class A	675	13,284
Ventas Inc.	8,902	576,137
Vornado Realty Trust	5,130	410,810
Weingarten Realty Investors[b]	3,375	90,349
Weyerhaeuser Co.	16,389	455,942

		13,239,228
RETAIL — 6.38%
Abercrombie & Fitch Co. Class A	2,396	114,936
Advance Auto Parts Inc.	2,210	159,894
Aeropostale Inc.[a]	2,422	31,510
American Eagle Outfitters Inc.	5,414	111,041
ANN INC.[a]	1,447	48,966
Ascena Retail Group Inc.[a]	3,918	72,444
AutoNation Inc.[a]	1,203	47,759
AutoZone Inc.[a]	1,115	395,189
Barnes & Noble Inc.[a,b]	1,257	18,968
Bed Bath & Beyond Inc.[a]	6,924	387,121
Best Buy Co. Inc.	8,064	95,558
Big 5 Sporting Goods Corp.	425	5,568
Big Lots Inc.[a]	1,739	49,492
Biglari Holdings Inc.[a,b]	33	12,871
BJ’s Restaurants Inc.[a,b]	715	23,524
Bob Evans Farms Inc.	843	33,889
Brinker International Inc.	2,244	69,542
Brown Shoe Co. Inc.	1,202	22,081
Buckle Inc. (The)[b]	811	36,203
Buffalo Wild Wings Inc.[a]	591	43,037
Cabela’s Inc.[a]	1,397	58,325
CarMax Inc.[a]	6,881	258,313

Security	Shares	Value

Casey’s General Stores Inc.	1,188	$63,083
Cash America International Inc.	862	34,196
Cato Corp. (The) Class A	862	23,645
CEC Entertainment Inc.	562	18,653
Cheesecake Factory Inc. (The)[b]	1,502	49,145
Chico’s FAS Inc.	5,103	94,201
Children’s Place Retail Stores Inc. (The)[a]	727	32,199
Chipotle Mexican Grill Inc.[a]	954	283,777
Christopher & Banks Corp.[a]	1,115	6,077
Coinstar Inc.[a,b]	895	46,549
Coldwater Creek Inc.[a]	383	1,842
Copart Inc.[a,b]	3,196	94,282
Costco Wholesale Corp.	13,084	1,292,307
Cracker Barrel Old Country Store Inc.	736	47,295
CVS Caremark Corp.	37,762	1,825,793
Darden Restaurants Inc.	3,916	176,494
Dick’s Sporting Goods Inc.	2,959	134,605
DineEquity Inc.[a,b]	457	30,619
Dollar General Corp.[a]	7,932	349,722
Dollar Tree Inc.[a]	6,862	278,323
EZCORP Inc. Class A NVS[a]	1,313	26,076
Family Dollar Stores Inc.	2,889	183,191
Fifth & Pacific Companies Inc.[a]	3,284	40,886
Finish Line Inc. (The) Class A	1,591	30,118
First Cash Financial Services Inc.[a,b]	795	39,448
Foot Locker Inc.	4,543	145,921
Fred’s Inc. Class A	927	12,338
GameStop Corp. Class Ab	3,693	92,657
Gap Inc. (The)	9,051	280,943
Genesco Inc.[a]	716	39,380
Group 1 Automotive Inc.	639	39,612
Guess? Inc.	1,856	45,546
Haverty Furniture Companies Inc.	550	8,971
Hibbett Sports Inc.[a]	792	41,738
Home Depot Inc. (The)	45,268	2,799,826
Hot Topic Inc.	1,304	12,584
HSN Inc.	1,106	60,918
J.C. Penney Co. Inc.[b]	4,346	85,660
Jack in the Box Inc.[a]	1,245	35,607
Jos. A. Bank Clothiers Inc.[a,b]	819	34,873

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Kirkland’s Inc.[a,b]	542	$5,740
Kohl’s Corp.	6,391	274,685
Limited Brands Inc.	7,259	341,609
Lithia Motors Inc. Class A	655	24,510
Lowe’s Companies Inc.	34,097	1,211,125
Lumber Liquidators Holdings Inc.[a,b]	841	44,430
Macy’s Inc.	11,943	466,016
MarineMax Inc.[a,b]	688	6,151
McDonald’s Corp.	30,396	2,681,231
Men’s Wearhouse Inc. (The)	1,517	47,270
MSC Industrial Direct Co. Inc. Class A	1,430	107,793
Nordstrom Inc.	4,627	247,544
O’Reilly Automotive Inc.[a]	3,462	309,572
Office Depot Inc.[a]	9,186	30,130
OfficeMax Inc.	2,556	24,947
Panera Bread Co. Class Aa	866	137,547
Papa John’s International Inc.[a]	556	30,547
Pep Boys - Manny, Moe & Jack (The)	1,427	14,027
PetMed Express Inc.	579	6,427
PetSmart Inc.	3,262	222,925
PVH Corp.	2,130	236,451
Red Robin Gourmet Burgers Inc.[a]	348	12,281
Regis Corp.[b]	1,723	29,153
Ross Stores Inc.	6,702	362,913
Ruby Tuesday Inc.[a]	1,842	14,478
rue21 Inc.[a,b]	491	13,939
Ruth’s Hospitality Group Inc.[a,b]	1,111	8,077
Saks Inc.[a,b]	3,080	32,371
Signet Jewelers Ltd.[b]	2,446	130,616
Sonic Automotive Inc. Class A	1,072	22,394
Sonic Corp.[a,b]	1,798	18,717
Stage Stores Inc.	1,050	26,019
Staples Inc.	20,261	230,975
Starbucks Corp.	22,544	1,208,809
Stein Mart Inc.	830	6,258
Target Corp.	19,732	1,167,542
Texas Roadhouse Inc.	1,867	31,366
Tiffany & Co.	3,615	207,284
TJX Companies Inc. (The)	22,042	935,683
Tractor Supply Co.	2,113	186,705

Security	Shares	Value

Tuesday Morning Corp.[a,b]	1,371	$8,569
Urban Outfitters Inc.[a]	3,357	132,132
Vitamin Shoppe Inc.[a]	936	53,689
Wal-Mart Stores Inc.	50,640	3,455,167
Walgreen Co.	25,986	961,742
Wendy’s Co. (The)	8,819	41,449
Williams-Sonoma Inc.	2,612	114,327
World Fuel Services Corp.	2,166	89,174
Yum! Brands Inc.	13,656	906,758
Zale Corp.[a]	686	2,819
Zumiez Inc.[a]	668	12,966

		27,930,380
SAVINGS & LOANS — 0.16%
Astoria Financial Corp.	2,453	22,960
Bank Mutual Corp.	1,363	5,861
Brookline Bancorp Inc.	2,168	18,428
Dime Community Bancshares Inc.	839	11,654
First Niagara Financial Group Inc.	10,635	84,335
Hudson City Bancorp Inc.	14,397	117,048
New York Community Bancorp Inc.[b]	13,336	174,701
Northwest Bancshares Inc.	3,124	37,925
Oritani Financial Corp.	1,268	19,426
People’s United Financial Inc.	10,485	126,764
Provident Financial Services Inc.	1,628	24,290
Washington Federal Inc.	3,131	52,820

		696,212
SEMICONDUCTORS — 2.80%
Advanced Micro Devices Inc.[a,b]	19,062	45,749
Altera Corp.	9,703	334,171
Analog Devices Inc.	9,122	383,671
Applied Materials Inc.	36,183	413,934
Atmel Corp.[a,b]	13,533	88,641
ATMI Inc.[a,b]	959	20,024
Broadcom Corp. Class Aa	15,701	521,430
Brooks Automation Inc.	1,975	15,899
Cabot Microelectronics Corp.	695	24,679
CEVA Inc.[a]	683	10,757
Cirrus Logic Inc.[a]	2,032	58,867
Cohu Inc.	762	8,260
Cree Inc.[a,b]	3,564	121,105
Cypress Semiconductor Corp.[a]	4,142	44,899

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Diodes Inc.[a]	1,088	$18,877
DSP Group Inc.[a]	717	4,130
Entropic Communications Inc.[a,b]	2,657	14,056
Exar Corp.[a,b]	1,327	11,810
Fairchild Semiconductor International Inc.[a]	3,774	54,346
First Solar Inc.[a,b]	1,792	55,337
GT Advanced Technologies Inc.[a,b]	3,466	10,467
Hittite Microwave Corp.[a,b]	824	51,170
Integrated Device Technology Inc.[a,b]	4,411	32,200
Intel Corp.	150,654	3,107,992
International Rectifier Corp.[a,b]	2,064	36,595
Intersil Corp. Class A	3,697	30,648
KLA-Tencor Corp.	5,022	239,851
Kopin Corp.[a,b]	2,069	6,890
Kulicke and Soffa Industries Inc.[a,b]	2,440	29,256
Lam Research Corp.[a]	5,190	187,515
Linear Technology Corp.	7,007	240,340
LSI Corp.[a]	16,505	116,855
MEMC Electronic Materials Inc.[a]	6,905	22,165
Micrel Inc.	1,494	14,193
Microchip Technology Inc.	5,853	190,749
Micron Technology Inc.[a]	30,948	196,520
Microsemi Corp.[a]	2,789	58,681
MKS Instruments Inc.	1,676	43,207
Monolithic Power Systems Inc.	897	19,985
Nanometrics Inc.[a,b]	566	8,162
NVIDIA Corp.	18,926	232,601
Pericom Semiconductor Corp.[a,b]	727	5,838
Power Integrations Inc.	862	28,972
QLogic Corp.[a]	2,940	28,606
QUALCOMM Inc.	51,591	3,199,674
Rovi Corp.[a]	3,157	48,712
Rubicon Technology Inc.[a,b]	552	3,373
Rudolph Technologies Inc.[a,b]	941	12,656
Semtech Corp.[a]	2,054	59,463
Sigma Designs Inc.[a,b]	988	5,088
Silicon Laboratories Inc.[a,b]	1,168	48,834
Skyworks Solutions Inc.[a]	5,976	121,313
Supertex Inc.	367	6,441
Teradyne Inc.[a,b]	5,768	97,422
Tessera Technologies Inc.	1,537	25,238

Security	Shares	Value

Texas Instruments Inc.	33,878	$1,048,185
TriQuint Semiconductor Inc.[a,b]	4,875	23,595
Ultratech Inc.[a,b]	787	29,355
Veeco Instruments Inc.[a,b]	1,200	35,424
Volterra Semiconductor Corp.[a]	720	12,362
Xilinx Inc.	7,898	283,538

		12,250,773
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.	1,469	63,666

		63,666
SOFTWARE — 3.68%
ACI Worldwide Inc.[a,b]	1,181	51,598
Acxiom Corp.[a,b]	2,255	39,372
Adobe Systems Inc.[a]	14,980	564,446
Advent Software Inc.[a,b]	962	20,568
Akamai Technologies Inc.[a]	5,361	219,318
Allscripts Healthcare Solutions Inc.[a,b]	5,169	48,692
ANSYS Inc.[a]	2,792	188,013
Autodesk Inc.[a]	6,818	241,016
Avid Technology Inc.[a]	836	6,337
Blackbaud Inc.	1,343	30,661
BMC Software Inc.[a,b]	4,302	170,617
Bottomline Technologies Inc.[a,b]	1,205	31,800
Broadridge Financial Solutions Inc.	3,729	85,319
CA Inc.	10,123	222,503
Cerner Corp.[a]	4,394	341,150
Citrix Systems Inc.[a]	5,645	371,159
CommVault Systems Inc.[a,b]	1,300	90,623
Computer Programs and Systems Inc.	319	16,058
Compuware Corp.[a]	6,464	70,264
Concur Technologies Inc.[a,b]	1,379	93,110
CSG Systems International Inc.[a,b]	1,037	18,853
Digi International Inc.[a]	793	7,510
Digital River Inc.[a]	1,040	14,966
Dun & Bradstreet Corp. (The)	1,351	106,256
Ebix Inc.[b]	938	15,074
Electronic Arts Inc.[a]	9,203	133,720
EPIQ Systems Inc.	938	11,988
Fair Isaac Corp.	1,032	43,375

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

Fidelity National Information Services Inc.	7,506	$261,284
Fiserv Inc.[a,b]	4,032	318,649
Informatica Corp.[a,b]	3,267	99,055
Interactive Intelligence Group Inc.[a,b]	415	13,919
Intuit Inc.	8,421	501,049
ManTech International Corp. Class Ab	681	17,665
Medidata Solutions Inc.[a,b]	661	25,905
Microsoft Corp.	229,338	6,130,205
MicroStrategy Inc. Class Aa	270	25,213
Monotype Imaging Holdings Inc.	1,096	17,514
MSCI Inc. Class Aa	3,700	114,663
Omnicell Inc.[a,b]	977	14,528
Oracle Corp.	113,804	3,791,949
Parametric Technology Corp.[a,b]	3,563	80,203
Progress Software Corp.[a]	2,034	42,694
Quality Systems Inc.	1,186	20,589
Red Hat Inc.[a]	5,857	310,187
Salesforce.com Inc.[a]	3,952	664,331
SolarWinds Inc.[a]	1,860	97,557
Solera Holdings Inc.	2,056	109,934
Synchronoss Technologies Inc.[a,b]	807	17,020
SYNNEX Corp.[a]	781	26,851
Take-Two Interactive Software Inc.[a]	2,745	30,222
Tyler Technologies Inc.[a]	836	40,496
VeriFone Systems Inc.[a]	3,285	97,499

		16,123,547
STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	1,089	22,684

		22,684
TELECOMMUNICATIONS — 4.00%
ADTRAN Inc.[b]	1,916	37,439
Anixter International Inc.	820	52,464
ARRIS Group Inc.[a,b]	3,540	52,888
AT&T Inc.	171,969	5,797,075
Atlantic Tele-Network Inc.	268	9,838
Black Box Corp.	525	12,779
Cbeyond Inc.[a]	932	8,425
CenturyLink Inc.	18,886	738,820
Ciena Corp.[a,b]	3,141	49,314
Cincinnati Bell Inc.[a,b]	6,030	33,044

Security	Shares	Value

Cisco Systems Inc.	160,743	$3,158,600
Comtech Telecommunications Corp.	578	14,670
Corning Inc.	44,643	563,395
Crown Castle International Corp.[a]	8,898	642,080
Frontier Communications Corp.[b]	30,388	130,061
General Communication Inc. Class Aa,b	1,041	9,983
Harmonic Inc.[a,b]	3,517	17,831
Harris Corp.	3,472	169,989
InterDigital Inc.	1,216	49,978
Ixia[a]	1,623	27,559
JDS Uniphase Corp.[a]	7,131	96,554
Juniper Networks Inc.[a]	15,572	306,301
LogMeIn Inc.[a,b]	632	14,163
Lumos Networks Corp.	429	4,299
MetroPCS Communications Inc.[a]	9,626	95,682
Motorola Solutions Inc.	8,475	471,888
NETGEAR Inc.[a,b]	1,210	47,698
NeuStar Inc. Class Aa,b	1,966	82,434
Neutral Tandem Inc.	960	2,467
NTELOS Holdings Corp.	429	5,624
Oplink Communications Inc.[a,b]	631	9,831
Plantronics Inc.	1,299	47,894
Polycom Inc.[a,b]	5,275	55,176
Procera Networks Inc.[a]	584	10,833
RF Micro Devices Inc.[a]	8,227	36,857
Sprint Nextel Corp.[a]	91,169	516,928
Symmetricom Inc.[a,b]	1,267	7,311
Telephone & Data Systems Inc.	3,087	68,346
Tellabs Inc.	10,794	24,610
tw telecom inc.[a]	4,634	118,028
USA Mobility Inc.	502	5,863
Verizon Communications Inc.	86,406	3,738,788
ViaSat Inc.[a,b]	1,252	48,703
Windstream Corp.	17,901	148,220

		17,540,730
TEXTILES — 0.08%
Cintas Corp.	3,203	131,003
G&K Services Inc. Class A	553	18,885
Mohawk Industries Inc.[a,b]	1,763	159,499
UniFirst Corp.	451	33,067

		342,454

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2012

Security	Shares	Value

TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.	3,476	$124,788
JAKKS Pacific Inc.	713	8,927
Mattel Inc.	10,386	380,335

		514,050
TRANSPORTATION — 1.65%
Arkansas Best Corp.	765	7,306
Bristow Group Inc.	1,087	58,328
C.H. Robinson Worldwide Inc.	4,888	309,019
Con-way Inc.	1,767	49,158
CSX Corp.	31,168	614,945
Expeditors International of Washington Inc.	6,299	249,125
FedEx Corp.	8,854	812,089
Forward Air Corp.	862	30,179
Genesee & Wyoming Inc. Class Aa	1,320	100,425
Heartland Express Inc.	1,370	17,906
Hub Group Inc. Class Aa	1,108	37,229
J.B. Hunt Transport Services Inc.	2,746	163,964
Kansas City Southern Industries Inc.	3,316	276,820
Kirby Corp.[a,b]	1,674	103,604
Knight Transportation Inc.	1,749	25,588
Landstar System Inc.	1,390	72,919
Matson Inc.	1,242	30,702
Norfolk Southern Corp.	9,551	590,634
Old Dominion Freight Line Inc.[a]	2,185	74,902
Ryder System Inc.	1,588	79,289
Tidewater Inc.	1,527	68,226
Union Pacific Corp.	14,250	1,791,510
United Parcel Service Inc. Class B	21,678	1,598,319
UTi Worldwide Inc.	3,088	41,379
Werner Enterprises Inc.	1,324	28,691

		7,232,256
TRUCKING & LEASING — 0.01%
GATX Corp.	1,455	63,002

		63,002
WATER — 0.03%
American States Water Co.	561	26,917
Aqua America Inc.	4,316	109,713

		136,630

Security	Shares	Value

Total COMMON STOCKS
(Cost: $405,841,223)		$437,398,056

SHORT-TERM INVESTMENTS — 2.27%

MONEY MARKET FUNDS — 2.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,e,f]	8,502,462	8,502,462
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,e,f]	606,114	606,114
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,e]	833,263	833,263

		9,941,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,941,839)		9,941,839

TOTAL INVESTMENTS IN SECURITIES — 102.12%
(Cost: $415,783,062)		447,339,895
Other Assets, Less Liabilities — (2.12)%		(9,269,124)

NET ASSETS — 100.00%		$438,070,771

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

103

Schedule of Investments  (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

BIOTECHNOLOGY — 65.63%
Acorda Therapeutics Inc.[a]	329,760	$8,197,834
Aegerion Pharmaceuticals Inc.[a,b]	226,093	5,740,501
Affymax Inc.[a]	366,619	6,965,761
Alexion Pharmaceuticals Inc.[a]	1,696,420	159,141,160
Alnylam Pharmaceuticals Inc.[a,b]	446,143	8,142,110
AMAG Pharmaceuticals Inc.[a]	184,121	2,708,420
Amarin Corp. PLC SP ADR[a,b]	1,058,887	8,566,396
Amgen Inc.	2,017,146	174,120,043
Arena Pharmaceuticals Inc.[a,b]	1,436,199	12,954,515
ARIAD Pharmaceuticals Inc.[a]	1,368,952	26,256,499
ArQule Inc.[a]	359,689	1,003,532
Astex Pharmaceuticals Inc.[a,b]	813,278	2,366,639
BioCryst Pharmaceuticals Inc.[a,b]	420,957	597,759
Biogen Idec Inc.[a]	763,126	111,927,690
Celgene Corp.[a]	1,544,616	121,592,172
Celldex Therapeutics Inc.[a]	530,346	3,558,622
Cubist Pharmaceuticals Inc.[a]	632,888	26,619,269
Curis Inc.[a,b]	644,116	2,209,318
Dendreon Corp.[a,b]	1,228,425	6,486,084
Enzon Pharmaceuticals Inc.	485,699	2,151,647
Exelixis Inc.[a,b]	2,031,859	9,285,596
Geron Corp.[a,b]	1,383,691	1,951,004
Gilead Sciences Inc.[a]	2,197,160	161,381,402
GTx Inc.[a,b]	544,571	2,287,198
Halozyme Therapeutics Inc.[a,b]	963,553	6,465,441
Illumina Inc.[a,b]	937,711	52,127,355
ImmunoGen Inc.[a,b]	538,574	6,866,819
Immunomedics Inc.[a,b]	657,564	1,920,087
Incyte Corp.[a,b]	1,258,210	20,898,868
InterMune Inc.[a,b]	844,445	8,182,672
Lexicon Pharmaceuticals Inc.[a]	4,185,646	9,292,134
Life Technologies Corp.[a]	624,354	30,643,294
Ligand Pharmaceuticals Inc. Class Ba	185,614	3,849,634
Medicines Co. (The)[a]	325,246	7,796,147
Merrimack Pharmaceuticals Inc.[a,b]	834,901	5,084,547
Momenta Pharmaceuticals Inc.[a]	455,806	5,369,395
Myriad Genetics Inc.[a]	642,260	17,501,585
Novavax Inc.[a,b]	1,263,890	2,388,752
NPS Pharmaceuticals Inc.[a,b]	660,336	6,009,058

Security	Shares	Value

Omeros Corp.[a,b]	218,780	$1,135,468
Oncothyreon Inc.[a,b]	465,258	893,295
Pacific Biosciences of California Inc.[a]	456,869	776,677
PDL BioPharma Inc.[b]	897,343	6,326,268
Regeneron Pharmaceuticals Inc.[a,b]	1,163,704	199,074,843
Sangamo BioSciences Inc.[a,b]	435,526	2,617,511
Seattle Genetics Inc.[a,b]	942,197	21,858,970
Sequenom Inc.[a,b]	998,854	4,714,591
Sinovac Biotech Ltd.[a]	460,323	1,445,414
Spectrum Pharmaceuticals Inc.[b]	520,968	5,829,632
Trius Therapeutics Inc.[a,b]	317,600	1,518,128
United Therapeutics Corp.[a,b]	489,182	26,132,103
Vertex Pharmaceuticals Inc.[a]	1,734,211	72,732,809
Vical Inc.[a,b]	736,985	2,144,626
XOMA Corp.[a,b]	676,412	1,620,007

		1,399,427,301
COMMERCIAL SERVICES — 0.14%
AVEO Pharmaceuticals Inc.[a,b]	359,618	2,894,925

		2,894,925
HEALTH CARE — PRODUCTS — 2.43%
Affymetrix Inc.[a]	531,443	1,684,674
Cerus Corp.[a]	465,987	1,472,519
Genomic Health Inc.[a,b]	270,383	7,370,641
Luminex Corp.[a]	354,394	5,939,643
QIAGEN NVa	1,186,940	21,542,961
TECHNE Corp.	203,191	13,886,073

		51,896,511
PHARMACEUTICALS — 31.72%
Achillion Pharmaceuticals Inc.[a,b]	670,752	5,379,431
Akorn Inc.[a,b]	859,551	11,483,601
Alkermes PLC[a]	967,542	17,918,878
Amicus Therapeutics Inc.[a,b]	387,495	1,038,487
Array BioPharma Inc.[a]	646,018	2,403,187
Auxilium Pharmaceuticals Inc.[a]	401,130	7,432,939
AVANIR Pharmaceuticals Inc. Class Aa,b	1,108,844	2,916,260
BioMarin Pharmaceutical Inc.[a,b]	1,257,849	61,949,063
Cadence Pharmaceuticals Inc.[a,b]	708,590	3,394,146
Cytori Therapeutics Inc.[a,b]	485,570	1,369,307
Depomed Inc.[a,b]	412,809	2,555,288

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2012

Security	Shares	Value

Dyax Corp.[a]	941,267	$3,275,609
Endo Health Solutions Inc.[a]	466,118	12,244,920
Endocyte Inc.[a,b]	278,703	2,502,753
Grifols SA ADR[a]	718,088	18,620,019
Hi-Tech Pharmacal Co. Inc.	115,026	4,023,609
Idenix Pharmaceuticals Inc.[a,b]	1,035,204	5,020,739
Impax Laboratories Inc.[a]	651,145	13,341,961
Infinity Pharmaceuticals Inc.[a,b]	301,651	10,557,785
Ironwood Pharmaceuticals Inc. Class Aa	622,619	6,904,845
Isis Pharmaceuticals Inc.[a,b]	821,943	8,597,524
Jazz Pharmaceuticals PLC[a]	424,558	22,586,486
MannKind Corp.[a,b]	2,359,513	5,450,475
MAP Pharmaceuticals Inc.[a,b]	287,605	4,518,274
Medivation Inc.[a,b]	631,357	32,300,224
Mylan Inc.[a]	2,388,285	65,630,072
Nektar Therapeutics[a,b]	1,191,815	8,831,349
Neurocrine Biosciences Inc.[a]	306,556	2,293,039
Obagi Medical Products Inc.[a]	155,876	2,118,355
Onyx Pharmaceuticals Inc.[a,b]	771,875	58,299,719
Optimer Pharmaceuticals Inc.[a,b]	392,255	3,549,908
Orexigen Therapeutics Inc.[a,b]	656,286	3,458,627
Osiris Therapeutics Inc.[a,b]	289,980	2,604,020
Pacira Pharmaceuticals Inc.[a,b]	246,997	4,315,038
Pain Therapeutics Inc.[a]	298,539	809,041
Perrigo Co.	768,862	79,984,714
QLT Inc.[a,b]	374,625	2,944,552
Questcor Pharmaceuticals Inc.[b]	549,673	14,687,263
Raptor Pharmaceutical Corp.[a,b]	430,463	2,518,209
Rigel Pharmaceuticals Inc.[a]	783,570	5,093,205
Sagent Pharmaceuticals Inc.[a,b]	225,361	3,626,058
Salix Pharmaceuticals Ltd.[a]	542,101	21,944,248
Santarus Inc.[a]	576,903	6,334,395
Sarepta Therapeutics Inc.[a,b]	217,070	5,600,406
Savient Pharmaceuticals Inc.[a,b]	567,655	596,038
SciClone Pharmaceuticals Inc.[a,b]	424,643	1,830,211
Shire PLC SP ADR	345,322	31,831,782
SIGA Technologies Inc.[a,b]	467,105	1,223,815
Supernus Pharmaceuticals Inc.[a]	238,191	1,707,829
Synageva BioPharma Corp.[a,b]	198,578	9,192,176
Synta Pharmaceuticals Corp.[a,b]	544,531	4,911,670
Targacept Inc.[a,b]	289,128	1,266,381
Theravance Inc.[a,b]	871,120	19,399,842

Security	Shares	Value

Vanda Pharmaceuticals Inc.[a,b]	240,972	$891,596
ViroPharma Inc.[a]	536,458	12,209,784
VIVUS Inc.[a,b]	693,534	9,307,226
Warner Chilcott PLC Class A	1,294,552	15,586,406
XenoPort Inc.[a]	367,414	2,854,807
Zogenix Inc.[a,b]	833,281	1,108,264

		676,345,855

Total COMMON STOCKS
(Cost: $2,373,698,030)		2,130,564,592

SHORT-TERM INVESTMENTS — 25.73%

MONEY MARKET FUNDS — 25.73%
BlackRock Cash Funds: Institutional, SL Agency Shares

0.25%[c,d,e]	510,247,804	510,247,804
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	36,373,946	36,373,946
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	2,059,743	2,059,743

		548,681,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $548,681,493)		548,681,493

TOTAL INVESTMENTS IN SECURITIES — 125.65%
(Cost: $2,922,379,523)		2,679,246,085
Other Assets, Less Liabilities — (25.65)%		(546,969,009)

NET ASSETS — 100.00%		$2,132,277,076

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.70%

ADVERTISING — 0.15%
Clear Channel Outdoor Holdings Inc. Class Aa	18,237	$128,024
Interpublic Group of Companies Inc. (The)	198,121	2,183,294
Lamar Advertising Co. Class Aa	35,255	1,366,131
Omnicom Group Inc.	123,145	6,152,324

		9,829,773
AEROSPACE & DEFENSE — 1.72%
Alliant Techsystems Inc.	14,940	925,682
B/E Aerospace Inc.[a,b]	43,989	2,173,057
Boeing Co. (The)	338,504	25,509,661
Exelis Inc.	82,411	928,772
General Dynamics Corp.	143,577	9,945,579
L-3 Communications Holdings Inc.	43,653	3,344,693
Lockheed Martin Corp.	117,785	10,870,378
Northrop Grumman Corp.	113,624	7,678,710
Raytheon Co.	151,151	8,700,252
Rockwell Collins Inc.	65,499	3,810,077
Spirit AeroSystems Holdings Inc. Class Aa	52,288	887,327
TransDigm Group Inc.	23,293	3,176,233
Triumph Group Inc.	22,724	1,483,877
United Technologies Corp.	411,833	33,774,424

		113,208,722
AGRICULTURE — 1.81%
Altria Group Inc.	919,533	28,891,727
Archer-Daniels-Midland Co.	297,533	8,149,429
Bunge Ltd.[b]	65,923	4,791,943
Lorillard Inc.	58,978	6,880,963
Philip Morris International Inc.	770,665	64,458,420
Reynolds American Inc.	148,716	6,161,304

		119,333,786
AIRLINES — 0.20%
Copa Holdings SA Class A	14,602	1,452,169
Delta Air Lines Inc.[a]	382,561	4,540,999
Southwest Airlines Co.	346,631	3,549,501
United Continental Holdings Inc.[a,b]	150,146	3,510,414

		13,053,083

Security	Shares	Value

APPAREL — 0.63%
Carter’s Inc.[a]	22,115	$1,230,700
Coach Inc.	129,822	7,206,419
Deckers Outdoor Corp.[a,b]	17,318	697,396
Hanesbrands Inc.[a,b]	43,244	1,549,000
Michael Kors Holdings Ltd.[a,b]	38,617	1,970,625
Nike Inc. Class B	326,906	16,868,350
Ralph Lauren Corp.	27,831	4,172,423
Under Armour Inc. Class Aa,b	35,341	1,715,099
VF Corp.	39,767	6,003,624

		41,413,636
AUTO MANUFACTURERS — 0.64%
Ford Motor Co.	1,695,421	21,955,702
General Motors Co.[a,b]	346,218	9,981,465
Navistar International Corp.[a,b]	32,104	698,904
Oshkosh Corp.[a]	40,630	1,204,679
PACCAR Inc.	161,113	7,283,919
Tesla Motors Inc.[a,b]	32,016	1,084,382

		42,209,051
AUTO PARTS & EQUIPMENT — 0.43%
Allison Transmission Holdings Inc.[b]	12,545	256,169
BorgWarner Inc.[a]	51,995	3,723,882
Delphi Automotive PLC[a,b]	148,805	5,691,791
Goodyear Tire & Rubber Co. (The)[a]	108,908	1,504,019
Johnson Controls Inc.	307,918	9,453,083
Lear Corp.	44,846	2,100,587
TRW Automotive Holdings Corp.[a,b]	46,374	2,486,110
Visteon Corp.[a,b]	23,174	1,247,225
WABCO Holdings Inc.[a]	29,842	1,945,400

		28,408,266
BANKS — 6.87%
Associated Banc-Corp	77,266	1,013,730
Bank of America Corp.	4,869,563	56,486,931
Bank of Hawaii Corp.	21,201	933,904
Bank of New York Mellon Corp. (The)	539,083	13,854,433
BB&T Corp.	315,499	9,184,176
BOK Financial Corp.	11,343	617,740
Capital One Financial Corp.	262,290	15,194,460
CapitalSource Inc.	88,555	671,247
CIT Group Inc.[a]	90,573	3,499,741
Citigroup Inc.	1,324,930	52,414,231

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

City National Corp.	20,885	$1,034,225
Comerica Inc.	87,842	2,665,126
Commerce Bancshares Inc.	36,541	1,281,127
Cullen/Frost Bankers Inc.	23,777	1,290,378
East West Bancorp Inc.	66,831	1,436,198
Fifth Third Bancorp	418,428	6,355,921
First Citizens BancShares Inc. Class A	2,539	415,127
First Horizon National Corp.	117,369	1,163,127
First Republic Bank	46,467	1,523,188
Fulton Financial Corp.	88,834	853,695
Goldman Sachs Group Inc. (The)	222,275	28,353,399
Huntington Bancshares Inc.	389,344	2,487,908
J.P. Morgan Chase & Co.	1,722,005	75,716,560
KeyCorp	429,712	3,618,175
M&T Bank Corp.	57,511	5,663,108
Morgan Stanley	694,684	13,282,358
Northern Trust Corp.	97,890	4,910,162
PNC Financial Services Group Inc. (The)[c]	238,721	13,919,822
Popular Inc.[a]	46,646	969,770
Regions Financial Corp.	635,791	4,526,832
Signature Bank[a]	22,192	1,583,177
State Street Corp.	220,857	10,382,488
SunTrust Banks Inc.	244,786	6,939,683
SVB Financial Group[a]	20,209	1,131,098
Synovus Financial Corp.	348,121	852,896
TCF Financial Corp.	70,927	861,763
U.S. Bancorp	855,985	27,340,161
Valley National Bancorp	86,871	807,900
Wells Fargo & Co.	2,216,284	75,752,587
Zions Bancorp	81,943	1,753,580

		452,742,132
BEVERAGES — 2.12%
Beam Inc.	71,416	4,362,803
Brown-Forman Corp. Class B NVS	67,632	4,277,724
Coca-Cola Co. (The)	1,755,335	63,630,894
Coca-Cola Enterprises Inc.	136,114	4,318,897
Constellation Brands Inc. Class Aa	66,676	2,359,664
Dr Pepper Snapple Group Inc.	95,681	4,227,187
Green Mountain Coffee Roasters Inc.[a,b]	62,818	2,598,152
Molson Coors Brewing Co. Class B NVS	57,802	2,473,348
Monster Beverage Corp.[a]	65,713	3,474,903
PepsiCo Inc.	706,709	48,360,097

		140,083,669

Security	Shares	Value

BIOTECHNOLOGY — 1.79%
Alexion Pharmaceuticals Inc.[a]	86,950	$8,156,779
Amgen Inc.	351,446	30,336,819
ARIAD Pharmaceuticals Inc.[a,b]	75,636	1,450,698
Bio-Rad Laboratories Inc. Class Aa,b	8,905	935,470
Biogen Idec Inc.[a]	108,241	15,875,707
Celgene Corp.[a]	198,965	15,662,525
Charles River Laboratories International Inc.[a,b]	21,990	823,965
Gilead Sciences Inc.[a]	342,237	25,137,308
Illumina Inc.[a]	55,728	3,097,920
Incyte Corp.[a,b]	44,034	731,405
Life Technologies Corp.[a]	80,648	3,958,204
Myriad Genetics Inc.[a,b]	38,192	1,040,732
Regeneron Pharmaceuticals Inc.[a,b]	35,016	5,990,187
United Therapeutics Corp.[a,b]	20,580	1,099,384
Vertex Pharmaceuticals Inc.[a,b]	96,525	4,048,259

		118,345,362
BUILDING MATERIALS — 0.16%
Armstrong World Industries Inc.	9,279	470,724
Fortune Brands Home & Security Inc.[a,b]	73,473	2,146,881
Lennox International Inc.	23,810	1,250,501
Martin Marietta Materials Inc.	20,370	1,920,484
Masco Corp.	159,875	2,663,517
Owens Corning[a,b]	55,684	2,059,751

		10,511,858
CHEMICALS — 2.56%
Air Products and Chemicals Inc.	95,304	8,007,442
Airgas Inc.	30,987	2,828,803
Albemarle Corp.	41,066	2,551,020
Ashland Inc.	35,764	2,875,783
Cabot Corp.	29,227	1,162,942
Celanese Corp. Series A	70,632	3,145,243
CF Industries Holdings Inc.	29,893	6,073,062
Cytec Industries Inc.	20,404	1,404,407
Dow Chemical Co. (The)	540,252	17,460,945
E.I. du Pont de Nemours and Co.	423,487	19,044,210
Eastman Chemical Co.	68,600	4,668,230
Ecolab Inc.	117,511	8,449,041
FMC Corp.	61,925	3,623,851
Huntsman Corp.	85,869	1,365,317
International Flavors & Fragrances Inc.	36,285	2,414,404
Intrepid Potash Inc.	23,329	496,675
Kronos Worldwide Inc.[b]	9,647	188,117

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

LyondellBasell Industries NV Class A	145,703	$8,318,184
Monsanto Co.	241,046	22,815,004
Mosaic Co. (The)	134,311	7,606,032
NewMarket Corp.	4,033	1,057,453
PPG Industries Inc.	68,807	9,313,028
Praxair Inc.	134,975	14,773,014
Rockwood Holdings Inc.	30,582	1,512,586
RPM International Inc.	59,137	1,736,262
Sherwin-Williams Co. (The)	39,233	6,034,820
Sigma-Aldrich Corp.	54,890	4,038,806
Valspar Corp. (The)	41,501	2,589,662
W.R. Grace & Co.[a,b]	33,292	2,238,221
Westlake Chemical Corp.	9,008	714,334

		168,506,898
COAL — 0.13%
Alpha Natural Resources Inc.[a,b]	102,545	998,788
CONSOL Energy Inc.	102,105	3,277,570
Peabody Energy Corp.	122,132	3,249,933
Walter Energy Inc.	28,070	1,007,152

		8,533,443
COMMERCIAL SERVICES — 1.54%
Aaron’s Inc.	34,021	962,114
ADT Corp. (The)	104,587	4,862,250
Alliance Data Systems Corp.[a,b]	23,091	3,342,653
Apollo Group Inc. Class Aa,b	43,397	907,865
Automatic Data Processing Inc.	221,071	12,603,258
Booz Allen Hamilton Holding Corp.	10,424	145,102
CoreLogic Inc.[a]	44,094	1,187,010
Corrections Corp. of America	44,760	1,587,637
DeVry Inc.	30,732	729,270
Equifax Inc.	55,104	2,982,228
FleetCor Technologies Inc.[a]	22,359	1,199,560
Gartner Inc.[a,b]	41,741	1,920,921
Genpact Ltd.	56,102	869,581
Global Payments Inc.	36,226	1,641,038
H&R Block Inc.	124,015	2,302,958
Hertz Global Holdings Inc.[a,b]	110,188	1,792,759
Iron Mountain Inc.	75,342	2,339,369
ITT Educational Services Inc.[a,b]	10,354	179,228
KAR Auction Services Inc.	12,786	258,789
Lender Processing Services Inc.	38,523	948,436
Manpower Inc.	36,620	1,554,153
MasterCard Inc. Class A	48,997	24,071,246
Moody’s Corp.	89,625	4,509,930

Security	Shares	Value

Morningstar Inc.	10,879	$683,528
Paychex Inc.	145,744	4,538,468
Quanta Services Inc.[a]	93,280	2,545,611
R.R. Donnelley & Sons Co.[b]	83,788	754,092
Robert Half International Inc.	65,924	2,097,702
Rollins Inc.	29,432	648,681
SAIC Inc.	130,500	1,477,260
SEI Investments Co.	60,649	1,415,548
Service Corp. International	99,644	1,376,084
Total System Services Inc.	73,395	1,572,121
Towers Watson & Co. Class A	27,639	1,553,588
United Rentals Inc.[a,b]	42,711	1,944,205
Vantiv Inc. Class Aa	18,361	374,932
Verisk Analytics Inc. Class Aa	66,676	3,400,476
Weight Watchers International Inc.[b]	12,271	642,509
Western Union Co.	276,847	3,767,888

		101,690,048
COMPUTERS — 6.58%
Accenture PLC Class A	290,949	19,348,108
Apple Inc.	422,746	225,336,300
Brocade Communications Systems Inc.[a]	210,372	1,121,283
Cadence Design Systems Inc.[a,b]	121,662	1,643,654
Cognizant Technology Solutions Corp. Class Aa	137,651	10,193,056
Computer Sciences Corp.	70,077	2,806,584
Dell Inc.	666,127	6,747,866
Diebold Inc.	29,225	894,577
DST Systems Inc.	14,990	908,394
EMC Corp.[a]	948,749	24,003,350
Fortinet Inc.[a,b]	59,566	1,255,056
Fusion-io Inc.[a,b]	31,063	712,275
Hewlett-Packard Co.	893,752	12,735,966
IHS Inc. Class Aa,b	22,555	2,165,280
International Business Machines Corp.	492,972	94,428,787
Jack Henry & Associates Inc.	39,827	1,563,608
Lexmark International Inc. Class A	26,980	625,666
MICROS Systems Inc.[a,b]	36,590	1,552,880
NCR Corp.[a,b]	70,693	1,801,258
NetApp Inc.[a]	163,965	5,501,026
Riverbed Technology Inc.[a]	74,642	1,471,940
SanDisk Corp.[a]	109,918	4,788,028
Stratasys Ltd.[a]	13,406	1,074,491

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Synopsys Inc.[a,b]	66,278	$2,110,291
Teradata Corp.[a]	76,024	4,705,125
Western Digital Corp.	100,343	4,263,574

		433,758,423
COSMETICS & PERSONAL CARE — 1.75%
Avon Products Inc.	194,016	2,786,070
Colgate-Palmolive Co.	215,608	22,539,660
Estee Lauder Companies Inc. (The) Class A	104,652	6,264,469
Procter & Gamble Co. (The)	1,239,341	84,138,860

		115,729,059
DISTRIBUTION & WHOLESALE — 0.39%
Arrow Electronics Inc.[a]	49,278	1,876,506
Fastenal Co.	134,407	6,275,463
Fossil Inc.[a]	24,891	2,317,352
Genuine Parts Co.	70,927	4,509,539
Ingram Micro Inc. Class Aa,b	67,512	1,142,303
LKQ Corp.[a,b]	131,589	2,776,528
W.W. Grainger Inc.	26,623	5,387,696
WESCO International Inc.[a,b]	19,219	1,295,937

		25,581,324
DIVERSIFIED FINANCIAL SERVICES — 2.37%
Affiliated Managers Group Inc.[a,b]	23,448	3,051,757
Air Lease Corp.[a]	31,078	668,177
American Express Co.	452,487	26,008,953
Ameriprise Financial Inc.	93,880	5,879,704
BlackRock Inc.[c]	57,639	11,914,558
CBOE Holdings Inc.	39,975	1,177,663
Charles Schwab Corp. (The)	486,725	6,989,371
CME Group Inc.	150,056	7,609,340
Discover Financial Services	239,558	9,234,961
E*TRADE Financial Corp.[a]	130,706	1,169,819
Eaton Vance Corp. NVS	51,204	1,630,847
Federated Investors Inc. Class B	40,301	815,289
Franklin Resources Inc.	62,888	7,905,022
Interactive Brokers Group Inc. Class A	16,235	222,095
IntercontinentalExchange Inc.[a]	33,081	4,095,759
Invesco Ltd.	202,451	5,281,947
Janus Capital Group Inc.	82,974	706,938
Jefferies Group Inc.	62,839	1,166,920
Lazard Ltd. Class A	53,126	1,585,280
Legg Mason Inc.	57,532	1,479,723

Security	Shares	Value

LPL Financial Holdings Inc.	23,174	$652,580
NASDAQ OMX Group Inc. (The)	51,482	1,287,565
NYSE Euronext Inc.	114,295	3,604,864
Raymond James Financial Inc.	52,378	2,018,124
SLM Corp.	212,079	3,632,913
T. Rowe Price Group Inc.	115,244	7,505,842
TD Ameritrade Holding Corp.	105,575	1,774,716
Visa Inc. Class A	236,151	35,795,769
Waddell & Reed Financial Inc. Class A	38,453	1,338,933

		156,205,429
ELECTRIC — 2.97%
AES Corp. (The)	288,521	3,087,175
Alliant Energy Corp.	49,963	2,193,875
Ameren Corp.	109,059	3,350,292
American Electric Power Co. Inc.	219,379	9,363,096
Calpine Corp.[a]	183,636	3,329,321
CMS Energy Corp.	118,767	2,895,539
Consolidated Edison Inc.	132,975	7,385,432
Dominion Resources Inc.	258,227	13,376,159
DTE Energy Co.	76,415	4,588,721
Duke Energy Corp.	317,892	20,281,510
Edison International	148,134	6,694,175
Entergy Corp.	79,917	5,094,709
Exelon Corp.	385,300	11,458,822
FirstEnergy Corp.	189,854	7,928,303
Great Plains Energy Inc.	60,604	1,230,867
Hawaiian Electric Industries Inc.	42,571	1,070,235
Integrys Energy Group Inc.	35,380	1,847,544
ITC Holdings Corp.	22,996	1,768,622
MDU Resources Group Inc.	85,367	1,813,195
National Fuel Gas Co.	32,678	1,656,448
NextEra Energy Inc.	188,482	13,041,070
Northeast Utilities	142,842	5,582,265
NRG Energy Inc.	146,053	3,357,758
NV Energy Inc.	106,539	1,932,617
OGE Energy Corp.	44,133	2,485,129
Pepco Holdings Inc.	101,866	1,997,592
PG&E Corp.	191,640	7,700,095
Pinnacle West Capital Corp.	49,152	2,505,769
PPL Corp.	263,083	7,532,066
Public Service Enterprise Group Inc.	227,551	6,963,061
SCANA Corp.	53,905	2,460,224
Southern Co. (The)	392,600	16,807,206

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

TECO Energy Inc.	97,193	$1,628,955
Westar Energy Inc.	57,464	1,644,620
Wisconsin Energy Corp.	105,279	3,879,531
Xcel Energy Inc.	220,934	5,901,147

		195,833,145
ELECTRICAL COMPONENTS & EQUIPMENT — 0.44%
AMETEK Inc.	108,592	4,079,801
Emerson Electric Co.	331,535	17,558,094
Energizer Holdings Inc.	27,319	2,184,974
General Cable Corp.[a,b]	23,229	706,394
GrafTech International Ltd.[a,b]	57,130	536,451
Hubbell Inc. Class B	27,212	2,302,951
Molex Inc.	61,241	1,673,716

		29,042,381
ELECTRONICS — 1.11%
Agilent Technologies Inc.	156,600	6,411,204
Amphenol Corp. Class A	73,164	4,733,711
Avnet Inc.[a]	63,722	1,950,530
AVX Corp.	21,377	230,444
FLIR Systems Inc.	71,436	1,593,737
Garmin Ltd.[b]	48,602	1,983,934
Gentex Corp.	64,455	1,213,043
Honeywell International Inc.	352,052	22,344,740
Itron Inc.[a,b]	18,064	804,751
Jabil Circuit Inc.	84,744	1,634,712
Mettler-Toledo International Inc.[a,b]	14,474	2,797,824
National Instruments Corp.	41,044	1,059,346
PerkinElmer Inc.	50,611	1,606,393
Tech Data Corp.[a,b]	17,571	800,008
Thermo Fisher Scientific Inc.	166,028	10,589,266
Trimble Navigation Ltd.[a,b]	57,270	3,423,601
Tyco International Ltd.	209,147	6,117,550
Vishay Intertechnology Inc.[a,b]	59,694	634,547
Waters Corp.[a]	40,118	3,495,080

		73,424,421
ENGINEERING & CONSTRUCTION — 0.25%
AECOM Technology Corp.[a]	51,190	1,218,322
Chicago Bridge & Iron Co. NV	44,785	2,075,785
Engility Holdings Inc.[a,b]	7,267	139,962
Fluor Corp.	76,363	4,485,563
Jacobs Engineering Group Inc.[a]	57,609	2,452,415
KBR Inc.	68,563	2,051,405

Security	Shares	Value

McDermott International Inc.[a,b]	104,433	$1,150,852
Shaw Group Inc. (The)[a]	29,153	1,358,821
URS Corp.	35,005	1,374,296

		16,307,421
ENTERTAINMENT — 0.13%
Bally Technologies Inc.[a]	18,516	827,850
Cinemark Holdings Inc.	52,513	1,364,288
Dolby Laboratories Inc. Class Ab	23,703	695,209
DreamWorks Animation SKG Inc. Class Aa,b	31,863	527,970
International Game Technology	121,041	1,715,151
Madison Square Garden Inc. Class Aa	26,890	1,192,572
Penn National Gaming Inc.[a]	30,250	1,485,577
Regal Entertainment Group Class Ab	35,923	501,126

		8,309,743
ENVIRONMENTAL CONTROL — 0.29%
Clean Harbors Inc.[a,b]	24,361	1,340,099
Covanta Holding Corp.	50,944	938,389
Republic Services Inc.	136,930	4,016,157
Stericycle Inc.[a]	38,805	3,619,342
Waste Connections Inc.	55,475	1,874,500
Waste Management Inc.	209,135	7,056,215

		18,844,702
FOOD — 1.81%
Campbell Soup Co.	79,811	2,784,606
ConAgra Foods Inc.	187,614	5,534,613
Dean Foods Co.[a]	81,607	1,347,331
Flowers Foods Inc.	49,780	1,158,381
Fresh Market Inc. (The)[a]	12,645	608,098
General Mills Inc.	291,825	11,792,648
H.J. Heinz Co.	144,535	8,336,779
Hershey Co. (The)	67,769	4,894,277
Hillshire Brands Co.	53,500	1,505,490
Hormel Foods Corp.	61,895	1,931,743
Ingredion Inc.	34,557	2,226,507
J.M. Smucker Co. (The)	50,601	4,363,830
Kellogg Co.	109,168	6,097,033
Kraft Foods Group Inc.	266,994	12,140,217
Kroger Co. (The)	238,255	6,199,395
McCormick & Co. Inc. NVS	59,589	3,785,689
Mondelez International Inc. Class A	800,810	20,396,631
Ralcorp Holdings Inc.[a]	24,760	2,219,734
Safeway Inc.[b]	109,053	1,972,769

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Smithfield Foods Inc.[a]	60,304	$1,300,757
Sysco Corp.	266,083	8,424,188
Tyson Foods Inc. Class A	130,250	2,526,850
WhiteWave Foods Co. Class Aa	10,642	165,377
Whole Foods Market Inc.	83,085	7,588,153

		119,301,096
FOREST PRODUCTS & PAPER — 0.18%
Domtar Corp.	16,388	1,368,726
International Paper Co.	198,828	7,921,307
MeadWestvaco Corp.	77,131	2,458,165

		11,748,198
GAS — 0.35%
AGL Resources Inc.	52,344	2,092,190
Atmos Energy Corp.	40,247	1,413,475
CenterPoint Energy Inc.	195,561	3,764,549
NiSource Inc.	140,193	3,489,404
Questar Corp.	79,267	1,566,316
Sempra Energy	109,058	7,736,574
UGI Corp.	50,579	1,654,439
Vectren Corp.	36,373	1,069,366

		22,786,313
HAND & MACHINE TOOLS — 0.19%
Kennametal Inc.	37,084	1,483,360
Lincoln Electric Holdings Inc.	38,147	1,856,996
Regal Beloit Corp.	18,978	1,337,380
Snap-on Inc.	26,323	2,079,254
Stanley Black & Decker Inc.	76,964	5,693,027

		12,450,017
HEALTH CARE — PRODUCTS — 1.90%
Alere Inc.[a,b]	38,727	716,450
Baxter International Inc.	248,802	16,585,141
Becton, Dickinson and Co.	91,959	7,190,274
Boston Scientific Corp.[a]	641,470	3,675,623
Bruker Corp.[a,b]	44,950	686,387
C.R. Bard Inc.	37,703	3,685,091
CareFusion Corp.[a]	100,566	2,874,176
Cooper Companies Inc. (The)	21,085	1,949,941
Covidien PLC	217,909	12,582,066
Edwards Lifesciences Corp.[a]	51,655	4,657,731
Henry Schein Inc.[a,b]	40,252	3,238,676
Hill-Rom Holdings Inc.	28,102	800,907
Hologic Inc.[a,b]	118,200	2,367,546

Security	Shares	Value

Hospira Inc.[a]	75,561	$2,360,526
IDEXX Laboratories Inc.[a,b]	24,799	2,301,347
Intuitive Surgical Inc.[a]	18,037	8,844,804
Medtronic Inc.	468,625	19,222,998
QIAGEN NVa	109,071	1,979,639
ResMed Inc.	65,644	2,728,821
Sirona Dental Systems Inc.[a,b]	24,807	1,599,059
St. Jude Medical Inc.	141,752	5,122,917
Stryker Corp.	139,909	7,669,811
TECHNE Corp.	16,514	1,128,567
Teleflex Inc.	18,008	1,284,150
Thoratec Corp.[a,b]	25,613	961,000
Varian Medical Systems Inc.[a,b]	50,352	3,536,724
Zimmer Holdings Inc.	79,547	5,302,603

		125,052,975
HEALTH CARE — SERVICES — 1.25%
Aetna Inc.	156,553	7,248,404
Brookdale Senior Living Inc.[a]	43,388	1,098,584
Cigna Corp.	130,533	6,978,294
Community Health Systems Inc.	42,377	1,302,669
Covance Inc.[a]	24,898	1,438,357
Coventry Health Care Inc.	60,646	2,718,760
DaVita HealthCare Partners Inc.[a]	42,896	4,741,295
HCA Holdings Inc.	75,029	2,263,625
Health Management Associates Inc. Class Aa,b	112,670	1,050,084
Health Net Inc.[a]	37,372	908,140
Humana Inc.	73,719	5,059,335
Laboratory Corp. of America Holdings[a,b]	43,724	3,787,373
LifePoint Hospitals Inc.[a]	21,668	817,967
MEDNAX Inc.[a,b]	21,803	1,733,775
Quest Diagnostics Inc.	71,299	4,154,593
Tenet Healthcare Corp.[a]	45,701	1,483,911
UnitedHealth Group Inc.	468,831	25,429,393
Universal Health Services Inc. Class B	40,903	1,977,660
WellPoint Inc.	138,167	8,417,134

		82,609,353
HOLDING COMPANIES — DIVERSIFIED — 0.09%
American Capital Ltd.[a]	138,446	1,661,352
Ares Capital Corp.	112,406	1,967,105
Leucadia National Corp.	89,103	2,119,760

		5,748,217

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

HOME BUILDERS — 0.20%
D.R. Horton Inc.	126,533	$2,502,823
Lennar Corp. Class A	72,523	2,804,464
NVR Inc.[a,b]	2,274	2,092,080
PulteGroup Inc.[a]	153,488	2,787,342
Thor Industries Inc.	19,613	734,114
Toll Brothers Inc.[a,b]	65,414	2,114,835

		13,035,658
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.	31,172	1,391,518
Tempur-Pedic International Inc.[a]	26,012	819,118
Whirlpool Corp.	34,652	3,525,841

		5,736,477
HOUSEHOLD PRODUCTS & WARES — 0.43%
Avery Dennison Corp.	48,172	1,682,166
Church & Dwight Co. Inc.	62,706	3,359,160
Clorox Co. (The)	58,752	4,301,822
Jarden Corp.	35,400	1,830,180
Kimberly-Clark Corp.	177,170	14,958,463
Scotts Miracle-Gro Co. (The) Class A	19,219	846,597
Tupperware Brands Corp.	25,891	1,659,613

		28,638,001
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	131,308	2,924,229
Toro Co. (The)	27,780	1,193,985

		4,118,214
INSURANCE — 3.90%
ACE Ltd.	153,652	12,261,430
Aflac Inc.	210,815	11,198,493
Alleghany Corp.[a]	7,674	2,574,013
Allied World Assurance Co. Holdings Ltd.	16,924	1,333,611
Allstate Corp. (The)	222,834	8,951,242
American Financial Group Inc.	34,645	1,369,170
American International Group Inc.[a]	291,767	10,299,375
American National Insurance Co.	3,028	206,782
Aon PLC	147,484	8,200,110
Arch Capital Group Ltd.[a,b]	62,074	2,732,497
Arthur J. Gallagher & Co.	52,612	1,823,006
Aspen Insurance Holdings Ltd.	31,536	1,011,675
Assurant Inc.	36,744	1,275,017
Assured Guaranty Ltd.	77,389	1,101,245
Axis Capital Holdings Ltd.	45,277	1,568,395

Security	Shares	Value

Berkshire Hathaway Inc. Class Ba	805,637	$72,265,639
Brown & Brown Inc.	51,825	1,319,465
Chubb Corp. (The)	121,968	9,186,630
Cincinnati Financial Corp.	65,962	2,583,072
CNA Financial Corp.	11,875	332,619
Endurance Specialty Holdings Ltd.[b]	19,347	767,882
Erie Indemnity Co. Class A	12,180	843,100
Everest Re Group Ltd.	23,972	2,635,721
Fidelity National Financial Inc. Class A	100,951	2,377,396
Genworth Financial Inc. Class Aa	218,755	1,642,850
Hanover Insurance Group Inc. (The)	20,290	786,035
Hartford Financial Services Group Inc. (The)	200,791	4,505,750
HCC Insurance Holdings Inc.	44,865	1,669,427
Kemper Corp.	22,382	660,269
Lincoln National Corp.	128,862	3,337,526
Loews Corp.	140,913	5,742,205
Markel Corp.[a,b]	4,374	1,895,779
Marsh & McLennan Companies Inc.	246,453	8,495,235
MBIA Inc.[a,b]	65,811	516,616
Mercury General Corp.	12,759	506,405
MetLife Inc.	384,518	12,666,023
Old Republic International Corp.	115,489	1,229,958
PartnerRe Ltd.[b]	27,042	2,176,611
Principal Financial Group Inc.	134,400	3,833,088
ProAssurance Corp.	28,042	1,183,092
Progressive Corp. (The)	276,091	5,825,520
Protective Life Corp.	36,746	1,050,201
Prudential Financial Inc.	211,050	11,255,296
Reinsurance Group of America Inc.	33,393	1,787,193
RenaissanceRe Holdings Ltd.	21,113	1,715,642
StanCorp Financial Group Inc.	20,183	740,111
Torchmark Corp.	44,552	2,302,002
Travelers Companies Inc. (The)	175,793	12,625,453
Unum Group	127,542	2,655,424
Validus Holdings Ltd.[b]	46,776	1,617,514
W.R. Berkley Corp.	51,234	1,933,571
White Mountains Insurance Group Ltd.[b]	2,699	1,389,985
XL Group PLC	139,904	3,505,994

		257,468,360
INTERNET — 3.38%
Amazon.com Inc.[a]	163,476	41,055,363
AOL Inc.[a]	35,858	1,061,755

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

eBay Inc.[a]	523,413	$26,704,531
Equinix Inc.[a,b]	21,804	4,495,985
Expedia Inc.	39,062	2,400,360
F5 Networks Inc.[a]	35,652	3,463,592
Facebook Inc. Class Aa	190,762	5,079,992
Google Inc. Class Aa	117,084	83,055,877
Groupon Inc.[a,b]	18,018	87,928
HomeAway Inc.[a,b]	15,150	333,300
IAC/InterActiveCorp	35,468	1,677,636
Liberty Interactive Corp. Series Aa	253,368	4,986,282
Liberty Ventures Series Aa	16,966	1,149,616
LinkedIn Corp. Class Aa	28,080	3,224,146
Netflix Inc.[a,b]	24,881	2,308,459
Pandora Media Inc.[a,b]	47,242	433,681
Priceline.com Inc.[a]	22,566	14,017,999
Rackspace Hosting Inc.[a,b]	49,566	3,681,267
Splunk Inc.[a,b]	7,444	216,025
Symantec Corp.[a]	325,544	6,123,483
TIBCO Software Inc.[a]	75,002	1,650,794
TripAdvisor Inc.[a,b]	39,139	1,642,272
VeriSign Inc.[a]	71,568	2,778,270
Yahoo! Inc.[a]	549,812	10,941,259
Zynga Inc. Class Aa	55,202	130,829

		222,700,701
IRON & STEEL — 0.26%
Allegheny Technologies Inc.	47,868	1,453,273
Carpenter Technology Corp.	19,560	1,009,883
Cliffs Natural Resources Inc.	63,653	2,454,460
Commercial Metals Co.	51,441	764,413
Nucor Corp.	144,250	6,228,715
Reliance Steel & Aluminum Co.	33,850	2,102,085
Steel Dynamics Inc.	97,229	1,334,954
United States Steel Corp.[b]	65,006	1,551,693

		16,899,476
LEISURE TIME — 0.25%
Carnival Corp.	187,726	6,902,685
Harley-Davidson Inc.	104,563	5,106,857
Polaris Industries Inc.	29,235	2,460,125
Royal Caribbean Cruises Ltd.	68,932	2,343,688

		16,813,355

Security	Shares	Value

LODGING — 0.43%
Choice Hotels International Inc.	12,662	$425,696
Hyatt Hotels Corp. Class Aa,b	21,527	830,296
Las Vegas Sands Corp.	180,574	8,335,296
Marriott International Inc. Class A	114,509	4,267,750
MGM Resorts International[a]	180,786	2,104,349
Starwood Hotels & Resorts Worldwide Inc.	89,571	5,137,793
Wyndham Worldwide Corp.	65,745	3,498,292
Wynn Resorts Ltd.	36,132	4,064,489

		28,663,961
MACHINERY — 1.31%
AGCO Corp.[a]	43,238	2,123,851
Babcock & Wilcox Co. (The)	52,416	1,373,299
Caterpillar Inc.	294,872	26,414,634
CNH Global NV	13,560	546,332
Cummins Inc.	86,879	9,413,340
Deere & Co.	179,732	15,532,439
Flowserve Corp.	23,172	3,401,650
Gardner Denver Inc.	23,257	1,593,105
Graco Inc.	27,043	1,392,444
IDEX Corp.	37,386	1,739,571
Joy Global Inc.	47,299	3,016,730
Manitowoc Co. Inc. (The)	58,753	921,247
Nordson Corp.	29,293	1,848,974
Rockwell Automation Inc.	64,448	5,412,988
Roper Industries Inc.	44,238	4,931,652
Terex Corp.[a]	48,855	1,373,314
Wabtec Corp.	21,861	1,913,712
Xylem Inc.	82,663	2,240,167
Zebra Technologies Corp. Class Aa,b	24,598	966,209

		86,155,658
MANUFACTURING — 3.12%
3M Co.	313,560	29,114,046
AptarGroup Inc.	30,424	1,451,833
Carlisle Companies Inc.	27,549	1,618,779
Colfax Corp.[a,b]	20,144	812,810
Crane Co.	21,705	1,004,507
Danaher Corp.	262,378	14,666,930
Donaldson Co. Inc.	68,423	2,247,011
Dover Corp.	82,930	5,449,330

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Eaton Corp. PLC	208,325	$11,291,215
General Electric Co.	4,791,526	100,574,131
Harsco Corp.	35,899	843,627
Illinois Tool Works Inc.	192,400	11,699,844
Ingersoll-Rand PLC	134,929	6,471,195
ITT Corp.	40,836	958,013
Leggett & Platt Inc.	64,714	1,761,515
Pall Corp.	52,579	3,168,411
Parker Hannifin Corp.	68,027	5,786,377
Polypore International Inc.[a,b]	21,347	992,635
SPX Corp.	23,055	1,617,308
Textron Inc.	128,272	3,179,863
Trinity Industries Inc.	35,647	1,276,876

		205,986,256
MEDIA — 3.57%
AMC Networks Inc. Class Aa	25,077	1,241,312
Cablevision NY Group Class A	89,275	1,333,769
CBS Corp. Class B NVS	292,879	11,144,046
Charter Communications Inc. Class Aa	22,547	1,718,983
Comcast Corp. Class A	1,213,435	45,358,200
DIRECTV[a]	274,160	13,751,866
Discovery Communications Inc. Series Aa	108,828	6,908,401
DISH Network Corp. Class A	93,573	3,406,057
FactSet Research Systems Inc.	20,708	1,823,546
Gannett Co. Inc.	104,509	1,882,207
John Wiley & Sons Inc. Class A	20,815	810,328
Liberty Global Inc. Series Aa	118,750	7,480,063
Liberty Media Corp. Series Aa	49,037	5,688,782
McGraw-Hill Companies Inc. (The)	127,234	6,955,883
News Corp. Class A NVS	946,324	24,169,115
Nielsen Holdings NVa,b	55,405	1,694,839
Scripps Networks Interactive Inc. Class A	38,194	2,212,197
Sirius XM Radio Inc.	1,716,320	4,960,165
Thomson Reuters Corp.	167,599	4,870,427
Time Warner Cable Inc.	141,197	13,722,936
Time Warner Inc.	433,802	20,748,750
Viacom Inc. Class B NVS	238,560	12,581,654
Walt Disney Co. (The)	807,664	40,213,591
Washington Post Co. (The) Class B	1,916	699,742

		235,376,859

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.24%
Precision Castparts Corp.	65,537	$12,414,019
Timken Co. (The)	39,054	1,867,953
Valmont Industries Inc.	10,295	1,405,782

		15,687,754
MINING — 0.62%
Alcoa Inc.	478,093	4,149,847
Allied Nevada Gold Corp.[a,b]	41,874	1,261,664
Compass Minerals International Inc.	14,595	1,090,392
Freeport-McMoRan Copper & Gold Inc.	428,975	14,670,945
Molycorp Inc.[a,b]	30,331	286,325
Newmont Mining Corp.	220,982	10,262,404
Royal Gold Inc.	28,985	2,356,770
Southern Copper Corp.	73,249	2,773,207
Tahoe Resources Inc.[a]	37,308	683,483
Vulcan Materials Co.	58,160	3,027,228

		40,562,265
MISCELLANEOUS — MANUFACTURING — 0.07%
Pentair Ltd. Registered	94,531	4,646,199

		4,646,199
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.[b]	76,191	810,672
Xerox Corp.	576,074	3,928,825

		4,739,497
OIL & GAS — 8.17%
Anadarko Petroleum Corp.	225,414	16,750,514
Apache Corp.	176,651	13,867,103
Atwood Oceanics Inc.[a,b]	25,245	1,155,969
Cabot Oil & Gas Corp.	94,194	4,685,210
Cheniere Energy Inc.[a]	96,890	1,819,594
Chesapeake Energy Corp.	301,505	5,011,013
Chevron Corp.	892,120	96,473,857
Cimarex Energy Co.	38,589	2,227,743
Cobalt International Energy Inc.[a]	83,772	2,057,440
Concho Resources Inc.[a]	47,624	3,836,589
ConocoPhillips	571,445	33,138,096
Continental Resources Inc.[a]	18,690	1,373,528
Denbury Resources Inc.[a,b]	174,808	2,831,890

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Devon Energy Corp.	182,744	$9,509,998
Diamond Offshore Drilling Inc.	31,092	2,113,012
Energen Corp.	32,609	1,470,340
EOG Resources Inc.	122,278	14,769,960
EQT Corp.	60,138	3,546,939
EXCO Resources Inc.	61,414	415,773
Exxon Mobil Corp.	2,114,141	182,978,904
Helmerich & Payne Inc.	42,953	2,405,797
Hess Corp.	138,391	7,329,187
HollyFrontier Corp.	93,861	4,369,230
Kosmos Energy Ltd.[a,b]	33,026	407,871
Laredo Petroleum Holdings Inc.[a,b]	9,211	167,272
Marathon Oil Corp.	318,717	9,771,863
Marathon Petroleum Corp.	154,019	9,703,197
Murphy Oil Corp.	88,341	5,260,707
Nabors Industries Ltd.[a]	129,307	1,868,486
Newfield Exploration Co.[a]	60,946	1,632,134
Noble Energy Inc.	80,535	8,193,631
Occidental Petroleum Corp.	366,526	28,079,557
Patterson-UTI Energy Inc.[b]	68,900	1,283,607
Phillips 66	282,001	14,974,253
Pioneer Natural Resources Co.	55,293	5,893,681
Plains Exploration & Production Co.[a]	57,704	2,708,626
QEP Resources Inc.	79,678	2,411,853
Range Resources Corp.	74,033	4,651,493
Rowan Companies PLC[a]	57,211	1,788,988
SandRidge Energy Inc.[a,b]	223,234	1,417,536
SM Energy Co.	28,716	1,499,262
Southwestern Energy Co.[a]	157,017	5,245,938
Tesoro Corp.	64,255	2,830,433
Ultra Petroleum Corp.[a,b]	69,742	1,264,422
Unit Corp.[a]	22,325	1,005,741
Valero Energy Corp.	249,948	8,528,226
Whiting Petroleum Corp.[a]	52,882	2,293,492
WPX Energy Inc.[a,b]	92,527	1,376,802

		538,396,757
OIL & GAS SERVICES — 1.49%
Baker Hughes Inc.	197,700	8,074,068
Cameron International Corp.[a]	111,865	6,315,898
CARBO Ceramics Inc.	8,584	672,471
Dresser-Rand Group Inc.[a,b]	33,886	1,902,360
FMC Technologies Inc.[a]	107,739	4,614,461
Halliburton Co.	418,396	14,514,157

Security	Shares	Value

MRC Global Inc.[a]	10,811	$300,330
National Oilwell Varco Inc.	193,307	13,212,533
Oceaneering International Inc.	48,930	2,631,945
Oil States International Inc.[a]	24,813	1,775,122
RPC Inc.[b]	28,769	352,133
Schlumberger Ltd.	602,593	41,753,669
SEACOR Holdings Inc.	9,606	804,983
Superior Energy Services Inc.[a]	69,691	1,443,997

		98,368,127
PACKAGING & CONTAINERS — 0.26%
Ball Corp.	70,291	3,145,522
Bemis Co. Inc.	47,002	1,572,687
Crown Holdings Inc.[a,b]	67,209	2,473,963
Greif Inc. Class A	14,126	628,607
Owens-Illinois Inc.[a]	74,263	1,579,574
Packaging Corp. of America	45,441	1,748,115
Rock-Tenn Co. Class A	32,497	2,271,865
Sealed Air Corp.	85,939	1,504,792
Silgan Holdings Inc.	22,099	919,098
Sonoco Products Co.	45,086	1,340,407

		17,184,630
PHARMACEUTICALS — 6.42%
Abbott Laboratories	710,962	46,568,011
Allergan Inc.	137,149	12,580,678
AmerisourceBergen Corp.	107,677	4,649,493
BioMarin Pharmaceutical Inc.[a,b]	55,569	2,736,773
Bristol-Myers Squibb Co.	763,322	24,876,664
Cardinal Health Inc.	156,328	6,437,587
Catamaran Corp.[a,b]	92,874	4,375,294
DENTSPLY International Inc.	63,348	2,509,214
Eli Lilly and Co.	463,065	22,838,366
Endo Health Solutions Inc.[a]	52,582	1,381,329
Express Scripts Holding Co.[a]	363,717	19,640,718
Forest Laboratories Inc.[a]	119,990	4,238,047
Herbalife Ltd.[b]	50,243	1,655,004
Johnson & Johnson	1,242,155	87,075,066
McKesson Corp.	106,770	10,352,419
Mead Johnson Nutrition Co. Class A	92,038	6,064,384
Medivation Inc.[a]	33,044	1,690,531
Merck & Co. Inc.	1,374,356	56,266,135
Mylan Inc.[a]	183,923	5,054,204
Omnicare Inc.	50,127	1,809,585

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Onyx Pharmaceuticals Inc.[a,b]	29,268	$2,210,612
Patterson Companies Inc.	41,902	1,434,306
Perrigo Co.	42,343	4,404,942
Pfizer Inc.	3,386,858	84,942,399
Salix Pharmaceuticals Ltd.[a,b]	26,475	1,071,708
VCA Antech Inc.[a,b]	38,545	811,372
Warner Chilcott PLC Class A	75,685	911,247
Watson Pharmaceuticals Inc.[a]	57,187	4,918,082

		423,504,170
PIPELINES — 0.45%
Kinder Morgan Inc.	220,724	7,798,179
ONEOK Inc.	93,880	4,013,370
Spectra Energy Corp.	295,596	8,093,419
Williams Companies Inc. (The)	304,865	9,981,280

		29,886,248
REAL ESTATE — 0.13%
Alexander & Baldwin Inc.[a]	18,556	544,990
CBRE Group Inc. Class Aa	149,050	2,966,095
Forest City Enterprises Inc. Class Aa	67,927	1,097,021
Howard Hughes Corp. (The)[a]	12,590	919,322
Jones Lang LaSalle Inc.	19,380	1,626,757
Realogy Holdings Corp.[a]	22,291	935,330
St. Joe Co. (The)[a,b]	29,151	672,805

		8,762,320
REAL ESTATE INVESTMENT TRUSTS — 3.22%
Alexandria Real Estate Equities Inc.	27,854	1,930,839
American Campus Communities Inc.	46,819	2,159,761
American Capital Agency Corp.	154,369	4,467,439
American Tower Corp.	178,318	13,778,632
Annaly Capital Management Inc.	441,223	6,194,771
Apartment Investment and Management Co. Class A	64,847	1,754,760
AvalonBay Communities Inc.	51,741	7,015,562
BioMed Realty Trust Inc.	70,368	1,360,213
Boston Properties Inc.	67,815	7,175,505
Brandywine Realty Trust	68,742	837,965
BRE Properties Inc. Class A	34,041	1,730,304
Camden Property Trust	36,846	2,513,266
CBL & Associates Properties Inc.[b]	67,824	1,438,547
Chimera Investment Corp.	457,308	1,193,574
CommonWealth REIT	37,324	591,212
Corporate Office Properties Trust[b]	36,578	913,718

Security	Shares	Value

DDR Corp.[b]	107,670	$1,686,112
Digital Realty Trust Inc.	55,029	3,735,919
Douglas Emmett Inc.	62,407	1,454,083
Duke Realty Corp.	120,967	1,677,812
Equity Lifestyle Properties, Inc.	18,860	1,269,089
Equity Residential	146,787	8,318,419
Essex Property Trust Inc.[b]	15,699	2,302,258
Extra Space Storage Inc.[b]	49,973	1,818,518
Federal Realty Investment Trust	29,155	3,032,703
General Growth Properties Inc.	238,471	4,733,649
Hatteras Financial Corp.	44,605	1,106,650
HCP Inc.	204,662	9,246,629
Health Care REIT Inc.	117,005	7,171,236
Home Properties Inc.	23,645	1,449,675
Hospitality Properties Trust	54,959	1,287,140
Host Hotels & Resorts Inc.	325,827	5,105,709
Kilroy Realty Corp.[b]	33,840	1,603,001
Kimco Realty Corp.[b]	183,081	3,537,125
Liberty Property Trust	46,733	1,671,639
Macerich Co. (The)[b]	60,678	3,537,527
Mack-Cali Realty Corp.[b]	38,764	1,012,128
MFA Financial Inc.	162,901	1,321,127
Mid-America Apartment Communities Inc.	18,697	1,210,631
National Retail Properties Inc.[b]	48,833	1,523,590
Piedmont Office Realty Trust Inc. Class A	77,065	1,391,023
Plum Creek Timber Co. Inc.[b]	72,832	3,231,556
Post Properties Inc.	24,707	1,234,115
Prologis Inc.	208,869	7,621,630
Public Storage	64,602	9,364,706
Rayonier Inc.[b]	54,793	2,839,921
Realty Income Corp.[b]	59,628	2,397,642
Regency Centers Corp.	40,080	1,888,570
Retail Properties of America Inc. Class A	39,785	476,226
Senior Housing Properties Trust[b]	79,750	1,885,290
Simon Property Group Inc.	137,019	21,661,334
SL Green Realty Corp.[b]	40,692	3,119,042
Tanger Factory Outlet Centers Inc.	42,274	1,445,771
Taubman Centers Inc.	26,378	2,076,476
UDR Inc.	112,292	2,670,304
Ventas Inc.	130,846	8,468,353
Vornado Realty Trust	84,032	6,729,283
Weingarten Realty Investors[b]	53,811	1,440,521

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Weyerhaeuser Co.	242,499	$6,746,322

		212,556,522
RETAIL — 6.19%
Abercrombie & Fitch Co. Class A	34,865	1,672,474
Advance Auto Parts Inc.	33,197	2,401,803
American Eagle Outfitters Inc.	87,033	1,785,047
Ascena Retail Group Inc.[a,b]	56,157	1,038,343
AutoNation Inc.[a]	16,931	672,161
AutoZone Inc.[a,b]	17,251	6,114,272
Bed Bath & Beyond Inc.[a]	105,852	5,918,185
Best Buy Co. Inc.	121,302	1,437,429
Big Lots Inc.[a]	26,895	765,432
Brinker International Inc.	34,231	1,060,819
CarMax Inc.[a]	102,226	3,837,564
Chico’s FAS Inc.	73,911	1,364,397
Chipotle Mexican Grill Inc.[a]	14,344	4,266,766
Copart Inc.[a,b]	45,903	1,354,139
Costco Wholesale Corp.	195,782	19,337,388
CVS Caremark Corp.	579,108	27,999,872
Darden Restaurants Inc.	57,607	2,596,348
Dick’s Sporting Goods Inc.	42,033	1,912,081
Dillard’s Inc. Class A	13,877	1,162,476
Dollar General Corp.[a]	83,718	3,691,127
Dollar Tree Inc.[a]	104,074	4,221,241
DSW Inc. Class A	15,137	994,350
Dunkin’ Brands Group Inc.	32,258	1,070,320
Family Dollar Stores Inc.	43,649	2,767,783
Foot Locker Inc.	69,769	2,240,980
GameStop Corp. Class Ab	57,577	1,444,607
Gap Inc. (The)	136,811	4,246,613
GNC Holdings Inc. Class A	31,229	1,039,301
Guess? Inc.	28,921	709,721
Home Depot Inc. (The)	691,670	42,779,790
J.C. Penney Co. Inc.[b]	73,916	1,456,884
Kohl’s Corp.	105,170	4,520,207
Limited Brands Inc.	109,044	5,131,611
Lowe’s Companies Inc.	509,979	18,114,454
Macy’s Inc.	187,305	7,308,641
McDonald’s Corp.	459,211	40,507,002
MSC Industrial Direct Co. Inc. Class A	20,134	1,517,701
Nordstrom Inc.	71,315	3,815,353
Nu Skin Enterprises Inc. Class Ab	23,648	876,158

Security	Shares	Value

O’Reilly Automotive Inc.[a]	53,867	$4,816,787
Panera Bread Co. Class Aa,b	13,045	2,071,937
PetSmart Inc.	48,958	3,345,790
PVH Corp.	31,961	3,547,991
Ross Stores Inc.	102,355	5,542,523
Sally Beauty Holdings Inc.[a,b]	70,453	1,660,577
Sears Holdings Corp.[a,b]	16,764	693,359
Sears Hometown and Outlet Stores Inc.[a]	3,560	115,914
Signet Jewelers Ltd.[b]	39,163	2,091,304
Staples Inc.	311,225	3,547,965
Starbucks Corp.	342,807	18,381,311
Target Corp.	298,729	17,675,795
Tiffany & Co.	57,508	3,297,509
TJX Companies Inc. (The)	334,780	14,211,411
Tractor Supply Co.	32,563	2,877,267
Ulta Salon, Cosmetics & Fragrance Inc.	28,554	2,805,716
Urban Outfitters Inc.[a]	48,891	1,924,350
Wal-Mart Stores Inc.	763,713	52,108,138
Walgreen Co.	389,916	14,430,791
Wendy’s Co. (The)	136,357	640,878
Williams-Sonoma Inc.	39,877	1,745,416
World Fuel Services Corp.	32,826	1,351,446
Yum! Brands Inc.	208,146	13,820,894

		407,855,909
SAVINGS & LOANS — 0.15%
BankUnited Inc.	14,853	363,007
Capitol Federal Financial Inc.	64,577	754,905
First Niagara Financial Group Inc.	156,303	1,239,483
Hudson City Bancorp Inc.	240,677	1,956,704
New York Community Bancorp Inc.	196,774	2,577,740
People’s United Financial Inc.	152,080	1,838,647
TFS Financial Corp.[a]	35,573	342,212
Washington Federal Inc.	49,446	834,154

		9,906,852
SEMICONDUCTORS — 2.77%
Advanced Micro Devices Inc.[a]	278,547	668,513
Altera Corp.	144,819	4,987,566
Analog Devices Inc.	134,686	5,664,893
Applied Materials Inc.	546,136	6,247,796
Atmel Corp.[a,b]	208,365	1,364,791
Avago Technologies Ltd.[b]	110,601	3,501,628
Broadcom Corp. Class A	249,331	8,280,283

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Cree Inc.[a,b]	53,010	$1,801,280
Cypress Semiconductor Corp.	69,000	747,960
Fairchild Semiconductor International Inc.[a,b]	56,871	818,942
Freescale Semiconductor Ltd.[a,b]	26,202	288,484
Intel Corp.	2,273,354	46,899,293
KLA-Tencor Corp.	75,783	3,619,396
Lam Research Corp.[a]	78,910	2,851,018
Linear Technology Corp.	103,338	3,544,493
LSI Corp.[a]	260,987	1,847,788
Marvell Technology Group Ltd.	192,256	1,395,779
Maxim Integrated Products Inc.	133,267	3,918,050
Microchip Technology Inc.	86,714	2,826,009
Micron Technology Inc.[a]	449,461	2,854,077
NVIDIA Corp.	280,637	3,449,029
ON Semiconductor Corp.[a,b]	201,530	1,420,787
PMC-Sierra Inc.[a]	90,061	469,218
QUALCOMM Inc.	774,618	48,041,808
Rovi Corp.[a]	43,412	669,847
Silicon Laboratories Inc.[a,b]	18,861	788,578
Skyworks Solutions Inc.[a]	85,873	1,743,222
Teradyne Inc.[a,b]	82,603	1,395,165
Texas Instruments Inc.	517,111	15,999,414
Xilinx Inc.	119,650	4,295,435

		182,400,542
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.	21,759	943,035

		943,035
SOFTWARE — 3.66%
Activision Blizzard Inc.	190,653	2,024,735
Adobe Systems Inc.[a]	224,144	8,445,746
Akamai Technologies Inc.[a]	80,935	3,311,051
Allscripts Healthcare Solutions Inc.[a,b]	77,671	731,661
ANSYS Inc.[a,b]	41,669	2,805,990
Autodesk Inc.[a]	103,825	3,670,214
BMC Software Inc.[a,b]	73,798	2,926,829
Broadridge Financial Solutions Inc.	54,963	1,257,553
CA Inc.	161,757	3,555,419
Cerner Corp.[a]	65,279	5,068,262
Citrix Systems Inc.[a]	83,934	5,518,660
Compuware Corp.[a]	97,309	1,057,749
Concur Technologies Inc.[a,b]	20,801	1,404,483

Security	Shares	Value

Dun & Bradstreet Corp. (The)	20,333	$1,599,190
Electronic Arts Inc.[a,b]	142,277	2,067,285
Fidelity National Information Services Inc.	114,219	3,975,963
Fiserv Inc.[a]	61,640	4,871,409
Informatica Corp.[a,b]	48,123	1,459,089
Intuit Inc.	132,684	7,894,698
Microsoft Corp.	3,404,250	90,995,602
MSCI Inc. Class Aa,b	54,239	1,680,867
NetSuite Inc.[a,b]	14,409	969,726
Nuance Communications Inc.[a,b]	107,914	2,408,640
Oracle Corp.	1,726,506	57,527,180
Red Hat Inc.[a]	86,856	4,599,894
Salesforce.com Inc.[a]	62,775	10,552,477
ServiceNow Inc.[a]	6,590	197,898
SolarWinds Inc.[a,b]	28,119	1,474,842
Solera Holdings Inc.	32,023	1,712,270
VeriFone Systems Inc.[a,b]	49,098	1,457,229
VMware Inc. Class Aa,b	40,111	3,776,050
Workday Inc. Class Aa	11,604	632,418

		241,631,079
TELECOMMUNICATIONS — 4.12%
Acme Packet Inc.[a,b]	24,680	545,922
Amdocs Ltd.	75,402	2,562,914
AT&T Inc.	2,651,696	89,388,672
CenturyLink Inc.	281,671	11,018,970
Cisco Systems Inc.	2,420,590	47,564,593
Clearwire Corp. Class Aa	157,747	455,889
Corning Inc.	685,970	8,656,941
Crown Castle International Corp.[a]	132,258	9,543,737
EchoStar Corp. Class Aa	17,100	585,162
Frontier Communications Corp.[b]	452,038	1,934,723
Harris Corp.	51,199	2,506,703
IPG Photonics Corp.	15,017	1,000,883
JDS Uniphase Corp.[a]	102,415	1,386,699
Juniper Networks Inc.[a]	238,770	4,696,606
Level 3 Communications Inc.[a,b]	75,166	1,737,086
MetroPCS Communications Inc.[a]	140,223	1,393,817
Motorola Solutions Inc.	132,267	7,364,627
NeuStar Inc. Class Aa,b	29,959	1,256,181
NII Holdings Inc.[a,b]	77,101	549,730
Palo Alto Networks Inc.[a,b]	3,228	172,763

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Security	Shares	Value

Polycom Inc.[a,b]	78,620	$822,365
SBA Communications Corp. Class Aa,b	54,506	3,871,016
Sprint Nextel Corp.[a]	1,349,803	7,653,383
Telephone & Data Systems Inc.	43,832	970,440
tw telecom inc.[a]	67,132	1,709,852
United States Cellular Corp.[a,b]	6,413	225,994
Verizon Communications Inc.	1,283,758	55,548,209
Virgin Media Inc.[b]	125,631	4,616,939
Windstream Corp.	267,189	2,212,325

		271,953,141
TEXTILES — 0.07%
Cintas Corp.	50,374	2,060,297
Mohawk Industries Inc.[a]	25,373	2,295,495

		4,355,792
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.[b]	51,898	1,863,138
Mattel Inc.	153,842	5,633,694

		7,496,832
TRANSPORTATION — 1.60%
C.H. Robinson Worldwide Inc.	73,444	4,643,130
Con-way Inc.	24,656	685,930
CSX Corp.	470,151	9,276,079
Expeditors International of Washington Inc.	95,573	3,779,912
FedEx Corp.	142,536	13,073,402
Golar LNG Ltd.[b]	20,010	735,968
J.B. Hunt Transport Services Inc.	41,383	2,470,979
Kansas City Southern Industries Inc.	49,552	4,136,601
Kirby Corp.[a,b]	25,825	1,598,309
Landstar System Inc.	21,293	1,117,031
Matson Inc.	18,556	458,704
Norfolk Southern Corp.	147,216	9,103,837
Ryder System Inc.	23,304	1,163,569
Teekay Corp.	17,913	575,007
Tidewater Inc.	23,073	1,030,902
Union Pacific Corp.	215,205	27,055,573
United Parcel Service Inc. Class B	327,315	24,132,935
UTi Worldwide Inc.	45,795	613,653

		105,651,521

Security	Shares	Value

TRUCKING & LEASING — 0.01%
GATX Corp.	20,768	$899,254

		899,254
WATER — 0.07%
American Water Works Co. Inc.	78,927	2,930,560
Aqua America Inc.	62,608	1,591,495

		4,522,055

Total COMMON STOCKS
(Cost: $6,443,523,539)		6,574,105,421

SHORT-TERM INVESTMENTS — 3.02%

MONEY MARKET FUNDS — 3.02%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,d,e]	175,777,686	175,777,686
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	12,530,633	12,530,633
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[c,d]	10,791,125	10,791,125

		199,099,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,099,444)		199,099,444

TOTAL INVESTMENTS IN SECURITIES — 102.72%
(Cost: $6,642,622,983)		6,773,204,865
Other Assets, Less Liabilities — (2.72)%		(179,485,885)

NET ASSETS — 100.00%		$6,593,718,980

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2012

Financial futures contracts purchased as of December 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
217	E-mini S&P 500 (Mar. 2013)	Chicago Mercantile	$15,408,085	$19,653
19	E-mini S&P MidCap 400 (Mar. 2013)	Chicago Mercantile	1,934,390	17,683

			$17,342,475	$37,336

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.75%

ADVERTISING — 0.23%
Clear Channel Outdoor Holdings Inc. Class A	58,556	$411,063
Interpublic Group of Companies Inc. (The)	62,751	691,516
Lamar Advertising Co. Class Aa	158,301	6,134,164
Omnicom Group Inc.	650,040	32,475,998

		39,712,741
AEROSPACE & DEFENSE — 2.38%
B/E Aerospace Inc.[a]	232,989	11,509,657
Boeing Co. (The)	1,614,478	121,667,062
Lockheed Martin Corp.	556,043	51,317,208
Rockwell Collins Inc.	347,371	20,206,571
Spirit AeroSystems Holdings Inc. Class Aa	64,916	1,101,625
TransDigm Group Inc.	121,706	16,595,830
Triumph Group Inc.	40,473	2,642,887
United Technologies Corp.	2,175,097	178,379,705

		403,420,545
AGRICULTURE — 2.83%
Altria Group Inc.	3,769,024	118,422,734
Lorillard Inc.	312,828	36,497,643
Philip Morris International Inc.	3,742,968	313,061,843
Reynolds American Inc.	263,325	10,909,555

		478,891,775
AIRLINES — 0.26%
Copa Holdings SA Class A	63,631	6,328,103
Delta Air Lines Inc.[a]	1,292,478	15,341,714
Southwest Airlines Co.	354,568	3,630,776
United Continental Holdings Inc.[a,b]	790,536	18,482,732

		43,783,325
APPAREL — 1.28%
Carter’s Inc.[a,b]	115,125	6,406,706
Coach Inc.	684,954	38,021,797
Deckers Outdoor Corp.[a,b]	56,871	2,290,195
Hanesbrands Inc.[a,b]	232,805	8,339,075
Michael Kors Holdings Ltd.[a,b]	201,796	10,297,650
Nike Inc. Class B	1,724,241	88,970,836
Ralph Lauren Corp.	147,172	22,064,026
Under Armour Inc. Class Aa,b	184,964	8,976,303

Security	Shares	Value

VF Corp.	208,929	$31,542,011

		216,908,599
AUTO MANUFACTURERS — 0.09%
PACCAR Inc.	191,758	8,669,379
Tesla Motors Inc.[a,b]	168,881	5,720,000

		14,389,379
AUTO PARTS & EQUIPMENT — 0.41%
Allison Transmission Holdings Inc.[b]	62,132	1,268,736
BorgWarner Inc.[a]	272,957	19,549,180
Delphi Automotive PLC[a,b]	782,729	29,939,384
Goodyear Tire & Rubber Co. (The)[a]	593,049	8,190,007
Visteon Corp.[a]	6,300	339,066
WABCO Holdings Inc.[a]	142,349	9,279,731

		68,566,104
BANKS — 0.01%
Signature Bank[a]	19,922	1,421,236

		1,421,236
BEVERAGES — 3.93%
Brown-Forman Corp. Class B NVS	314,423	19,887,255
Coca-Cola Co. (The)	9,276,228	336,263,265
Coca-Cola Enterprises Inc.	51,939	1,648,024
Dr Pepper Snapple Group Inc.	504,589	22,292,742
Green Mountain Coffee Roasters Inc.[a,b]	277,048	11,458,705
Monster Beverage Corp.[a]	343,347	18,156,189
PepsiCo Inc.	3,735,464	255,617,802

		665,323,982
BIOTECHNOLOGY — 3.54%
Alexion Pharmaceuticals Inc.[a]	459,794	43,133,275
Amgen Inc.	1,856,140	160,222,005
ARIAD Pharmaceuticals Inc.[a,b]	394,445	7,565,455
Biogen Idec Inc.[a]	571,934	83,885,560
Celgene Corp.[a]	1,051,587	82,780,929
Charles River Laboratories International Inc.[a]	73,739	2,763,000
Gilead Sciences Inc.[a]	1,807,620	132,769,689
Illumina Inc.[a,b]	294,145	16,351,520
Incyte Corp.[a,b]	228,928	3,802,494
Life Technologies Corp.[a]	40,717	1,998,390
Myriad Genetics Inc.[a,b]	200,143	5,453,897
Regeneron Pharmaceuticals Inc.[a,b]	184,252	31,519,990
United Therapeutics Corp.[a,b]	115,736	6,182,617

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Vertex Pharmaceuticals Inc.[a,b]	503,202	$21,104,292

		599,533,113
BUILDING MATERIALS — 0.18%
Armstrong World Industries Inc.	50,403	2,556,944
Fortune Brands Home & Security Inc.[a]	62,640	1,830,341
Lennox International Inc.	120,382	6,322,463
Martin Marietta Materials Inc.	55,590	5,241,025
Masco Corp.	855,156	14,246,899

		30,197,672
CHEMICALS — 3.46%
Airgas Inc.	163,513	14,927,102
Albemarle Corp.	119,637	7,431,850
Celanese Corp. Series A	372,323	16,579,543
CF Industries Holdings Inc.	34,723	7,054,325
E.I. du Pont de Nemours and Co.	2,236,850	100,591,145
Eastman Chemical Co.	298,356	20,303,126
Ecolab Inc.	622,776	44,777,594
FMC Corp.	326,572	19,110,993
International Flavors & Fragrances Inc.	192,914	12,836,498
Intrepid Potash Inc.	60,915	1,296,880
LyondellBasell Industries NV Class A	55,847	3,188,305
Monsanto Co.	1,273,268	120,514,816
NewMarket Corp.	20,829	5,461,364
PPG Industries Inc.	363,301	49,172,790
Praxair Inc.	713,100	78,048,795
Rockwood Holdings Inc.	49,286	2,437,686
RPM International Inc.	121,867	3,578,015
Sherwin-Williams Co. (The)	206,948	31,832,741
Sigma-Aldrich Corp.	288,885	21,256,158
Valspar Corp. (The)	221,669	13,832,146
W.R. Grace & Co.[a,b]	162,268	10,909,278
Westlake Chemical Corp.	12,803	1,015,278

		586,156,428
COMMERCIAL SERVICES — 2.51%
Aaron’s Inc.	137,648	3,892,685
Alliance Data Systems Corp.[a,b]	121,017	17,518,421
Apollo Group Inc. Class Aa	228,670	4,783,776
Automatic Data Processing Inc.	1,167,769	66,574,511
Equifax Inc.	257,947	13,960,092
FleetCor Technologies Inc.[a,b]	115,806	6,212,992
Gartner Inc.[a,b]	221,969	10,215,013
Genpact Ltd.	242,402	3,757,231

Security	Shares	Value

Global Payments Inc.	187,159	$8,478,303
H&R Block Inc.	409,758	7,609,206
Hertz Global Holdings Inc.[a,b]	334,491	5,442,169
Iron Mountain Inc.	371,500	11,535,075
ITT Educational Services Inc.[a,b]	57,532	995,879
Lender Processing Services Inc.	201,896	4,970,680
MasterCard Inc. Class A	258,817	127,151,616
Moody’s Corp.	467,574	23,528,324
Morningstar Inc.	56,961	3,578,860
Paychex Inc.	719,293	22,398,784
Robert Half International Inc.	343,531	10,931,156
Rollins Inc.	151,910	3,348,096
SAIC Inc.	239,206	2,707,812
SEI Investments Co.	332,597	7,762,814
Total System Services Inc.	330,963	7,089,227
United Rentals Inc.[a,b]	223,101	10,155,558
Vantiv Inc. Class Aa,b	93,827	1,915,947
Verisk Analytics Inc. Class Aa	301,857	15,394,707
Weight Watchers International Inc.[b]	63,268	3,312,712
Western Union Co.	1,472,897	20,046,128

		425,267,774
COMPUTERS — 12.37%
Accenture PLC Class A	1,536,911	102,204,582
Apple Inc.	2,232,465	1,189,970,819
Cadence Design Systems Inc.[a,b]	653,675	8,831,149
Cognizant Technology Solutions Corp. Class Aa	725,967	53,757,856
Diebold Inc.	11,618	355,627
DST Systems Inc.	11,692	708,535
EMC Corp.[a]	5,011,696	126,795,909
Fortinet Inc.[a,b]	310,809	6,548,746
Fusion-io Inc.[a,b]	160,515	3,680,609
IHS Inc. Class Aa,b	119,831	11,503,776
International Business Machines Corp.	2,602,422	498,493,934
Jack Henry & Associates Inc.	207,793	8,157,953
MICROS Systems Inc.[a,b]	194,271	8,244,861
NCR Corp.[a,b]	377,998	9,631,389
NetApp Inc.[a]	580,192	19,465,442
Riverbed Technology Inc.[a]	395,101	7,791,392
Stratasys Ltd.[a]	30,583	2,451,227
Synopsys Inc.[a]	23,675	753,812
Teradata Corp.[a]	401,691	24,860,656

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Western Digital Corp.	214,916	$9,131,781

		2,093,340,055
COSMETICS & PERSONAL CARE — 1.10%
Avon Products Inc.	792,204	11,376,049
Colgate-Palmolive Co.	1,044,631	109,205,725
Estee Lauder Companies Inc. (The) Class A	548,507	32,833,629
Procter & Gamble Co. (The)	476,559	32,353,591

		185,768,994
DISTRIBUTION & WHOLESALE — 0.66%
Fastenal Co.	710,073	33,153,309
Fossil Inc.[a]	130,003	12,103,279
Genuine Parts Co.	371,381	23,612,404
LKQ Corp.[a]	706,091	14,898,520
W.W. Grainger Inc.	139,111	28,151,893

		111,919,405
DIVERSIFIED FINANCIAL SERVICES — 2.54%
Affiliated Managers Group Inc.[a,b]	91,288	11,881,133
American Express Co.	1,536,981	88,345,668
BlackRock Inc.[c]	162,414	33,572,598
CBOE Holdings Inc.	180,096	5,305,628
Eaton Vance Corp. NVS	278,485	8,869,747
Federated Investors Inc. Class Bb	182,145	3,684,793
Franklin Resources Inc.	76,874	9,663,062
IntercontinentalExchange Inc.[a,b]	174,117	21,557,426
Lazard Ltd. Class A	272,220	8,123,045
LPL Financial Holdings Inc.	103,768	2,922,107
T. Rowe Price Group Inc.	609,369	39,688,203
Visa Inc. Class A	1,247,156	189,043,907
Waddell & Reed Financial Inc. Class A	209,120	7,281,558

		429,938,875
ELECTRIC — 0.06%
ITC Holdings Corp.	122,476	9,419,629

		9,419,629
ELECTRICAL COMPONENTS & EQUIPMENT — 0.65%
AMETEK Inc.	574,112	21,569,388
Emerson Electric Co.	1,472,962	78,008,068
General Cable Corp.[a,b]	6,942	211,106
Hubbell Inc. Class B	116,829	9,887,238

		109,675,800

Security	Shares	Value

ELECTRONICS — 1.47%
Agilent Technologies Inc.	829,397	$33,955,513
Amphenol Corp. Class A	388,609	25,143,002
FLIR Systems Inc.	296,999	6,626,048
Garmin Ltd.[b]	22,263	908,776
Gentex Corp.	344,237	6,478,540
Honeywell International Inc.	1,859,881	118,046,647
Jabil Circuit Inc.	80,510	1,553,038
Mettler-Toledo International Inc.[a,b]	75,390	14,572,887
National Instruments Corp.	222,154	5,733,795
Trimble Navigation Ltd.[a,b]	297,876	17,807,027
Waters Corp.[a]	211,670	18,440,691

		249,265,964
ENGINEERING & CONSTRUCTION — 0.14%
Chicago Bridge & Iron Co. NV	142,350	6,597,923
Fluor Corp.	300,619	17,658,360

		24,256,283
ENTERTAINMENT — 0.12%
Bally Technologies Inc.[a]	97,683	4,367,407
Cinemark Holdings Inc.	273,470	7,104,751
Dolby Laboratories Inc. Class Ab	69,996	2,052,983
International Game Technology	355,915	5,043,315
Madison Square Garden Inc. Class Aa	8,430	373,870
Penn National Gaming Inc.[a]	12,444	611,125
Regal Entertainment Group Class A	78,128	1,089,886

		20,643,337
ENVIRONMENTAL CONTROL — 0.16%
Clean Harbors Inc.[a,b]	130,774	7,193,877
Covanta Holding Corp.	17,543	323,142
Stericycle Inc.[a,b]	203,425	18,973,450
Waste Connections Inc.	17,077	577,032

		27,067,501
FOOD — 1.78%
Campbell Soup Co.	326,822	11,402,819
Dean Foods Co.[a]	376,851	6,221,810
Flowers Foods Inc.	272,132	6,332,512
Fresh Market Inc. (The)[a]	65,493	3,149,558
General Mills Inc.	1,208,342	48,829,100
H.J. Heinz Co.	474,882	27,391,194
Hershey Co. (The)	357,634	25,828,327

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Hillshire Brands Co.	239,791	$6,747,719
Hormel Foods Corp.	182,687	5,701,661
Ingredion Inc.	38,937	2,508,711
Kellogg Co.	544,224	30,394,910
Kraft Foods Group Inc.	73,125	3,324,994
Kroger Co. (The)	1,258,193	32,738,182
McCormick & Co. Inc. NVS	315,737	20,058,772
Mondelez International Inc. Class A	219,376	5,587,507
Safeway Inc.[b]	78,879	1,426,921
Sysco Corp.	735,173	23,275,577
WhiteWave Foods Co. Class Aa	40,192	624,584
Whole Foods Market Inc.	437,479	39,954,957

		301,499,815
GAS — 0.01%
Questar Corp.	95,317	1,883,464

		1,883,464
HAND & MACHINE TOOLS — 0.07%
Lincoln Electric Holdings Inc.	199,346	9,704,163
Snap-on Inc.	27,706	2,188,497

		11,892,660
HEALTH CARE — PRODUCTS — 2.03%
Baxter International Inc.	1,202,778	80,177,181
Becton, Dickinson and Co.	450,463	35,221,702
Bruker Corp.[a]	221,795	3,386,810
C.R. Bard Inc.	200,933	19,639,191
Cooper Companies Inc. (The)	33,777	3,123,697
Covidien PLC	58,392	3,371,554
Edwards Lifesciences Corp.[a,b]	273,021	24,618,303
Henry Schein Inc.[a,b]	121,323	9,761,649
IDEXX Laboratories Inc.[a,b]	130,902	12,147,706
Intuitive Surgical Inc.[a]	94,972	46,571,420
Medtronic Inc.	150,464	6,172,033
ResMed Inc.[b]	343,532	14,280,625
Sirona Dental Systems Inc.[a]	24,433	1,574,951
St. Jude Medical Inc.	581,556	21,017,434
Stryker Corp.	543,315	29,784,528
TECHNE Corp.	87,064	5,949,954
Thoratec Corp.[a]	139,923	5,249,911
Varian Medical Systems Inc.[a,b]	265,486	18,647,737
Zimmer Holdings Inc.	41,897	2,792,854

		343,489,240

Security	Shares	Value

HEALTH CARE — SERVICES — 0.35%
Covance Inc.[a]	8,290	$478,913
DaVita HealthCare Partners Inc.[a]	223,984	24,756,952
HCA Holdings Inc.	254,449	7,676,726
Laboratory Corp. of America Holdings[a,b]	230,604	19,974,918
Quest Diagnostics Inc.	44,559	2,596,453
Tenet Healthcare Corp.[a]	13,209	428,896
Universal Health Services Inc. Class B	12,142	587,066
WellPoint Inc.	48,727	2,968,449

		59,468,373
HOLDING COMPANIES — DIVERSIFIED — 0.02%
Leucadia National Corp.	110,765	2,635,099

		2,635,099
HOME BUILDERS — 0.07%
D.R. Horton Inc.	48,183	953,060
NVR Inc.[a,b]	10,746	9,886,320
Thor Industries Inc.	7,573	283,457

		11,122,837
HOME FURNISHINGS — 0.03%
Tempur-Pedic International Inc.[a]	142,490	4,487,010

		4,487,010
HOUSEHOLD PRODUCTS & WARES — 0.58%
Church & Dwight Co. Inc.	203,921	10,924,048
Clorox Co. (The)	18,417	1,348,493
Jarden Corp.	43,322	2,239,747
Kimberly-Clark Corp.	836,977	70,665,968
Scotts Miracle-Gro Co. (The) Class A	91,193	4,017,052
Tupperware Brands Corp.	134,449	8,618,181

		97,813,489
HOUSEWARES — 0.04%
Toro Co. (The)	145,110	6,236,828

		6,236,828
INSURANCE — 0.54%
Allied World Assurance Co. Holdings Ltd.	44,234	3,485,639
Aon PLC	66,087	3,674,437
Arch Capital Group Ltd.[a,b]	36,099	1,589,078
Arthur J. Gallagher & Co.	282,255	9,780,136
Brown & Brown Inc.	24,787	631,077
Endurance Specialty Holdings Ltd.	10,605	420,912
Erie Indemnity Co. Class A	61,442	4,253,015
Hanover Insurance Group Inc. (The)	48,674	1,885,631
Marsh & McLennan Companies Inc.	1,031,189	35,545,085

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Travelers Companies Inc. (The)	402,028	$28,873,651
Validus Holdings Ltd.	33,774	1,167,905

		91,306,566
INTERNET — 6.16%
Amazon.com Inc.[a]	864,207	217,036,946
AOL Inc.[a,b]	48,129	1,425,100
eBay Inc.[a]	2,764,463	141,042,902
Equinix Inc.[a,b]	114,525	23,615,055
Expedia Inc.	130,050	7,991,572
F5 Networks Inc.[a]	190,385	18,495,903
Facebook Inc. Class Aa	1,003,475	26,722,539
Google Inc. Class Aa	618,035	438,415,488
Groupon Inc.[a,b]	102,952	502,406
HomeAway Inc.[a,b]	67,974	1,495,428
IAC/InterActiveCorp	31,045	1,468,428
Liberty Interactive Corp. Series Aa	190,184	3,742,821
Liberty Ventures Series Aa	12,529	848,965
LinkedIn Corp. Class Aa	147,517	16,937,902
Netflix Inc.[a,b]	132,538	12,296,876
Pandora Media Inc.[a,b]	242,743	2,228,381
Priceline.com Inc.[a]	118,884	73,850,741
Rackspace Hosting Inc.[a,b]	259,805	19,295,717
Splunk Inc.[a,b]	36,863	1,069,764
Symantec Corp.[a]	97,475	1,833,505
TIBCO Software Inc.[a]	396,627	8,729,760
TripAdvisor Inc.[a,b]	207,497	8,706,574
VeriSign Inc.[a]	345,935	13,429,197
Zynga Inc. Class Aa	311,954	739,331

		1,041,921,301
IRON & STEEL — 0.01%
Carpenter Technology Corp.	8,214	424,089
Steel Dynamics Inc.	112,260	1,541,330

		1,965,419
LEISURE TIME — 0.24%
Harley-Davidson Inc.	555,135	27,112,793
Polaris Industries Inc.	154,819	13,028,019

		40,140,812
LODGING — 0.78%
Choice Hotels International Inc.	5,439	182,859
Las Vegas Sands Corp.	947,633	43,742,739
Marriott International Inc. Class A	558,140	20,801,878
Starwood Hotels & Resorts Worldwide Inc.	471,026	27,018,051

Security	Shares	Value

Wyndham Worldwide Corp.	347,314	$18,480,578
Wynn Resorts Ltd.	189,728	21,342,503

		131,568,608
MACHINERY — 2.37%
Babcock & Wilcox Co. (The)	283,861	7,437,158
Caterpillar Inc.	1,557,359	139,508,219
Cummins Inc.	458,211	49,647,162
Deere & Co.	949,568	82,061,667
Flowserve Corp.	113,056	16,596,621
Graco Inc.	146,457	7,541,071
IDEX Corp.	38,566	1,794,476
Joy Global Inc.	252,957	16,133,597
Manitowoc Co. Inc. (The)	239,311	3,752,397
Nordson Corp.	141,826	8,952,057
Rockwell Automation Inc.	341,697	28,699,131
Roper Industries Inc.	232,079	25,872,167
Wabtec Corp.	115,665	10,125,314
Xylem Inc.	48,023	1,301,423
Zebra Technologies Corp. Class Aa	19,398	761,953

		400,184,413
MANUFACTURING — 1.88%
3M Co.	1,488,868	138,241,394
AptarGroup Inc.	53,174	2,537,463
Carlisle Companies Inc.	12,145	713,640
Colfax Corp.[a]	22,327	900,894
Danaher Corp.	471,872	26,377,645
Donaldson Co. Inc.	357,080	11,726,507
Eaton Corp. PLC	202,464	10,973,549
Illinois Tool Works Inc.	961,788	58,486,328
Ingersoll-Rand PLC	585,795	28,094,728
ITT Corp.	51,810	1,215,463
Pall Corp.	275,615	16,608,560
Parker Hannifin Corp.	161,750	13,758,455
Polypore International Inc.[a,b]	110,675	5,146,388
SPX Corp.	36,397	2,553,250
Textron Inc.	45,191	1,120,285

		318,454,549
MEDIA — 3.86%
AMC Networks Inc. Class Aa,b	135,865	6,725,318
Cablevision NY Group Class A	52,687	787,144
CBS Corp. Class B NVS	262,348	9,982,341
Charter Communications Inc. Class Aa,b	115,864	8,833,471
Comcast Corp. Class A	3,051,112	114,050,567

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

DIRECTV[a]	1,445,078	$72,485,113
Discovery Communications Inc. Series Aa,b	572,419	36,337,158
DISH Network Corp. Class A	379,587	13,816,967
FactSet Research Systems Inc.[b]	108,354	9,541,653
John Wiley & Sons Inc. Class A	48,211	1,876,854
Liberty Global Inc. Series Aa	625,384	39,392,938
Liberty Media Corp. Series Aa	16,735	1,941,427
McGraw-Hill Companies Inc. (The)	670,385	36,649,948
News Corp. Class A NVS	1,717,894	43,875,013
Nielsen Holdings NVa	71,902	2,199,482
Scripps Networks Interactive Inc. Class A	202,119	11,706,732
Sirius XM Radio Inc.	9,051,388	26,158,511
Time Warner Cable Inc.	746,074	72,510,932
Viacom Inc. Class B NVS	1,260,265	66,466,376
Walt Disney Co. (The)	1,570,345	78,187,478

		653,525,423
METAL FABRICATE & HARDWARE — 0.44%
Precision Castparts Corp.	347,526	65,828,375
Timken Co. (The)	18,284	874,524
Valmont Industries Inc.	55,600	7,592,180

		74,295,079
MINING — 0.22%
Allied Nevada Gold Corp.[a,b]	217,196	6,544,116
Compass Minerals International Inc.	79,748	5,957,973
Molycorp Inc.[a,b]	39,480	372,691
Royal Gold Inc.	152,948	12,436,202
Southern Copper Corp.[b]	288,864	10,936,391
Tahoe Resources Inc.[a]	43,047	788,621

		37,035,994
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.	249,574	2,655,467

		2,655,467
OIL & GAS — 1.37%
Atwood Oceanics Inc.[a,b]	43,768	2,004,137
Cabot Oil & Gas Corp.	499,804	24,860,251
Cheniere Energy Inc.[a,b]	333,985	6,272,238
Cobalt International Energy Inc.[a,b]	412,629	10,134,168
Concho Resources Inc.[a]	247,517	19,939,970
Continental Resources Inc.[a]	101,361	7,449,020
EOG Resources Inc.	643,594	77,739,719
Helmerich & Payne Inc.	52,589	2,945,510

Security	Shares	Value

Kosmos Energy Ltd.[a,b]	168,226	$2,077,591
Laredo Petroleum Holdings Inc.[a,b]	45,400	824,464
Noble Energy Inc.	93,917	9,555,116
Pioneer Natural Resources Co.	244,672	26,079,588
Range Resources Corp.[b]	386,088	24,257,909
SM Energy Co.	127,297	6,646,176
Southwestern Energy Co.[a]	287,482	9,604,774
Whiting Petroleum Corp.[a]	39,690	1,721,355

		232,111,986
OIL & GAS SERVICES — 2.07%
Cameron International Corp.[a]	450,780	25,451,039
CARBO Ceramics Inc.[b]	47,404	3,713,629
Dresser-Rand Group Inc.[a,b]	181,071	10,165,326
FMC Technologies Inc.[a]	569,808	24,404,877
Halliburton Co.	701,979	24,351,652
MRC Global Inc.[a]	33,052	918,185
National Oilwell Varco Inc.	231,392	15,815,643
Oceaneering International Inc.	258,816	13,921,713
Oil States International Inc.[a]	113,106	8,091,603
RPC Inc.[b]	127,456	1,560,061
Schlumberger Ltd.	3,185,644	220,733,273
SEACOR Holdings Inc.	22,493	1,884,913

		351,011,914
PACKAGING & CONTAINERS — 0.24%
Ball Corp.	372,975	16,690,631
Crown Holdings Inc.[a]	84,820	3,122,224
Owens-Illinois Inc.[a]	290,476	6,178,425
Packaging Corp. of America	214,865	8,265,857
Rock-Tenn Co. Class A	19,311	1,350,032
Silgan Holdings Inc.	120,450	5,009,515

		40,616,684
PHARMACEUTICALS — 5.72%
Abbott Laboratories	3,563,006	233,376,893
Allergan Inc.	724,620	66,469,393
AmerisourceBergen Corp.	565,298	24,409,568
BioMarin Pharmaceutical Inc.[a,b]	290,807	14,322,245
Bristol-Myers Squibb Co.	3,660,795	119,305,309
Cardinal Health Inc.	445,229	18,334,530
Catamaran Corp.[a,b]	487,310	22,957,174
DENTSPLY International Inc.	150,466	5,959,958
Eli Lilly and Co.	893,359	44,060,466
Endo Health Solutions Inc.[a,b]	175,338	4,606,129

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Express Scripts Holding Co.[a]	1,922,735	$103,827,690
Herbalife Ltd.[b]	261,905	8,627,151
Johnson & Johnson	1,475,032	103,399,743
McKesson Corp.	561,290	54,422,678
Mead Johnson Nutrition Co. Class A	486,097	32,028,931
Medivation Inc.[a,b]	172,548	8,827,556
Mylan Inc.[a]	892,882	24,536,397
Onyx Pharmaceuticals Inc.[a,b]	153,310	11,579,504
Patterson Companies Inc.	205,962	7,050,079
Perrigo Co.	224,348	23,338,923
Salix Pharmaceuticals Ltd.[a,b]	138,264	5,596,927
Warner Chilcott PLC Class A	398,776	4,801,263
Watson Pharmaceuticals Inc.[a]	303,542	26,104,612

		967,943,119
PIPELINES — 0.68%
Kinder Morgan Inc.	1,170,025	41,336,983
ONEOK Inc.	494,683	21,147,698
Williams Companies Inc. (The)	1,612,829	52,804,022

		115,288,703
REAL ESTATE — 0.10%
Alexander & Baldwin Inc.[a]	6,939	203,798
CBRE Group Inc. Class Aa	780,966	15,541,223
Realogy Holdings Corp.[a]	33,161	1,391,436
St. Joe Co. (The)[a,b]	18,372	424,026

		17,560,483
REAL ESTATE INVESTMENT TRUSTS — 2.24%
American Campus Communities Inc.	27,343	1,261,333
American Tower Corp.	942,074	72,794,058
Apartment Investment and Management Co. Class A	243,623	6,592,438
Boston Properties Inc.	60,299	6,380,237
BRE Properties Inc. Class A	51,835	2,634,773
Camden Property Trust	143,955	9,819,171
Digital Realty Trust Inc.[b]	290,112	19,695,704
Equity Lifestyle Properties, Inc.	81,264	5,468,255
Equity Residential	63,582	3,603,192
Essex Property Trust Inc.	83,785	12,287,070
Extra Space Storage Inc.[b]	169,337	6,162,173
Federal Realty Investment Trust	119,419	12,421,964
HCP Inc.	75,588	3,415,066
Home Properties Inc.[b]	67,554	4,141,736
Kilroy Realty Corp.	12,422	588,430

Security	Shares	Value

Mid-America Apartment Communities Inc.	92,035	$5,959,266
Plum Creek Timber Co. Inc.[b]	384,375	17,054,719
Post Properties Inc.	52,869	2,640,807
Public Storage	341,503	49,504,275
Rayonier Inc.[b]	230,846	11,964,748
Regency Centers Corp.[b]	128,887	6,073,155
Simon Property Group Inc.	608,316	96,168,676
Tanger Factory Outlet Centers Inc.[b]	220,573	7,543,597
Taubman Centers Inc.[b]	41,039	3,230,590
Weyerhaeuser Co.	409,370	11,388,673

		378,794,106
RETAIL — 9.17%
Advance Auto Parts Inc.	175,705	12,712,257
American Eagle Outfitters Inc.	361,997	7,424,558
Ascena Retail Group Inc.[a]	292,558	5,409,397
AutoNation Inc.[a]	45,733	1,815,600
AutoZone Inc.[a,b]	90,807	32,184,725
Bed Bath & Beyond Inc.[a]	557,566	31,173,515
Big Lots Inc.[a,b]	141,929	4,039,299
Brinker International Inc.	179,503	5,562,798
CarMax Inc.[a]	98,819	3,709,665
Chico’s FAS Inc.	287,603	5,309,151
Chipotle Mexican Grill Inc.[a]	75,747	22,531,703
Copart Inc.[a,b]	242,351	7,149,354
Costco Wholesale Corp.	1,034,183	102,146,255
CVS Caremark Corp.	616,933	29,828,711
Darden Restaurants Inc.	309,111	13,931,633
Dick’s Sporting Goods Inc.	224,410	10,208,411
Dollar General Corp.[a,b]	439,307	19,369,046
Dollar Tree Inc.[a]	552,472	22,408,264
DSW Inc. Class A	73,557	4,831,959
Dunkin’ Brands Group Inc.	171,135	5,678,259
Family Dollar Stores Inc.	229,709	14,565,848
Foot Locker Inc.	74,381	2,389,118
Gap Inc. (The)	727,822	22,591,595
GNC Holdings Inc. Class A	165,378	5,503,780
Home Depot Inc. (The)	3,656,492	226,154,030
Kohl’s Corp.	39,901	1,714,945
Limited Brands Inc.	575,211	27,069,430
Lowe’s Companies Inc.	355,595	12,630,734
Macy’s Inc.	133,278	5,200,508

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

McDonald’s Corp.	2,427,751	$214,151,916
MSC Industrial Direct Co. Inc. Class A	108,457	8,175,489
Nordstrom Inc.	374,172	20,018,202
Nu Skin Enterprises Inc. Class A	128,891	4,775,412
O’Reilly Automotive Inc.[a]	284,506	25,440,526
Panera Bread Co. Class Aa,b	67,791	10,767,244
PetSmart Inc.	258,099	17,638,486
PVH Corp.	154,573	17,159,149
Ross Stores Inc.	543,328	29,421,211
Sally Beauty Holdings Inc.[a,b]	345,483	8,143,034
Starbucks Corp.	1,810,635	97,086,249
Target Corp.	88,946	5,262,935
Tiffany & Co.	253,330	14,525,942
TJX Companies Inc. (The)	1,768,979	75,093,159
Tractor Supply Co.	171,742	15,175,123
Ulta Salon, Cosmetics & Fragrance Inc.	149,709	14,710,406
Urban Outfitters Inc.[a,b]	254,344	10,010,980
Wal-Mart Stores Inc.	3,185,669	217,358,196
Williams-Sonoma Inc.	120,920	5,292,668
World Fuel Services Corp.	54,829	2,257,310
Yum! Brands Inc.	1,099,592	73,012,909

		1,550,721,094
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.	174,094	2,104,797

		2,104,797
SEMICONDUCTORS — 3.96%
Advanced Micro Devices Inc.[a,b]	1,495,858	3,590,059
Altera Corp.	768,900	26,480,916
Analog Devices Inc.	60,305	2,536,428
Atmel Corp.[a]	88,959	582,681
Avago Technologies Ltd.[b]	545,888	17,282,814
Broadcom Corp. Class Aa	814,222	27,040,313
Cypress Semiconductor Corp.[a]	212,810	2,306,860
Freescale Semiconductor Ltd.[a,b]	112,819	1,242,137
Intel Corp.	8,921,265	184,045,697
Lam Research Corp.[a]	131,591	4,754,383
Linear Technology Corp.	548,325	18,807,548
LSI Corp.[a]	1,354,295	9,588,409
Maxim Integrated Products Inc.	347,572	10,218,617
Microchip Technology Inc.[b]	460,816	15,017,993
QUALCOMM Inc.	4,094,535	253,943,061

Security	Shares	Value

Rovi Corp.[a]	53,823	$830,489
Silicon Laboratories Inc.[a,b]	93,074	3,891,424
Skyworks Solutions Inc.[a]	402,148	8,163,604
Teradyne Inc.[a,b]	53,635	905,895
Texas Instruments Inc.	1,840,321	56,939,532
Xilinx Inc.	629,811	22,610,215

		670,779,075
SOFTWARE — 6.96%
Adobe Systems Inc.[a]	677,349	25,522,510
Akamai Technologies Inc.[a]	397,852	16,276,125
ANSYS Inc.[a]	221,769	14,933,924
Autodesk Inc.[a]	550,491	19,459,857
BMC Software Inc.[a,b]	385,723	15,297,774
Broadridge Financial Solutions Inc.	297,452	6,805,702
CA Inc.	48,055	1,056,249
Cerner Corp.[a,b]	345,258	26,805,831
Citrix Systems Inc.[a]	444,221	29,207,531
Compuware Corp.[a]	26,853	291,892
Concur Technologies Inc.[a,b]	108,477	7,324,367
Dun & Bradstreet Corp. (The)	72,522	5,703,855
Fiserv Inc.[a]	269,765	21,319,528
Informatica Corp.[a,b]	257,740	7,814,677
Intuit Inc.	703,448	41,855,156
Microsoft Corp.	17,970,852	480,360,874
MSCI Inc. Class Aa,b	289,351	8,966,987
NetSuite Inc.[a,b]	74,598	5,020,445
Nuance Communications Inc.[a,b]	575,175	12,837,906
Oracle Corp.	9,124,625	304,032,505
Red Hat Inc.[a]	459,605	24,340,681
Salesforce.com Inc.[a,b]	330,887	55,622,105
ServiceNow Inc.[a,b]	26,551	797,327
SolarWinds Inc.[a,b]	146,579	7,688,069
Solera Holdings Inc.	165,408	8,844,366
VeriFone Systems Inc.[a,b]	256,321	7,607,607
VMware Inc. Class Aa,b	210,694	19,834,733
Workday Inc. Class Aa	48,869	2,663,361

		1,178,291,944
TELECOMMUNICATIONS — 2.77%
Acme Packet Inc.[a,b]	138,499	3,063,598
Crown Castle International Corp.[a]	698,626	50,412,852
EchoStar Corp. Class Aa	24,801	848,690

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Harris Corp.	80,524	$3,942,455
IPG Photonics Corp.[b]	75,902	5,058,868
Level 3 Communications Inc.[a,b]	198,726	4,592,558
Motorola Solutions Inc.	696,321	38,771,153
NeuStar Inc. Class Aa,b	158,091	6,628,756
Palo Alto Networks Inc.[a,b]	13,115	701,915
SBA Communications Corp. Class Aa,b	288,824	20,512,281
tw telecom inc.[a,b]	358,220	9,123,863
Verizon Communications Inc.	6,784,811	293,578,772
Virgin Media Inc.[b]	662,463	24,345,515
Windstream Corp.[b]	831,970	6,888,712

		468,469,988
TEXTILES — 0.03%
Cintas Corp.	117,552	4,807,877

		4,807,877
TOYS, GAMES & HOBBIES — 0.19%
Hasbro Inc.[b]	247,961	8,901,800
Mattel Inc.	627,799	22,989,999

		31,891,799
TRANSPORTATION — 2.35%
C.H. Robinson Worldwide Inc.	388,618	24,568,430
Con-way Inc.	72,774	2,024,573
CSX Corp.	1,686,670	33,277,999
Expeditors International of Washington Inc.	457,302	18,086,294
FedEx Corp.	47,261	4,334,779
Golar LNG Ltd.	103,504	3,806,877
J.B. Hunt Transport Services Inc.	213,638	12,756,325
Kansas City Southern Industries Inc.	204,277	17,053,044
Kirby Corp.[a,b]	98,541	6,098,703
Landstar System Inc.	111,709	5,860,254
Matson Inc.	6,939	171,532
Union Pacific Corp.	1,136,634	142,897,626
United Parcel Service Inc. Class B	1,729,054	127,483,151

		398,419,587
WATER — 0.01%
Aqua America Inc.	40,742	1,035,662

		1,035,662

Security	Shares	Value

Total COMMON STOCKS
(Cost: $14,721,859,611)		$16,878,299,780

SHORT-TERM INVESTMENTS — 4.98%

MONEY MARKET FUNDS — 4.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	757,628,067	757,628,067
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	54,008,900	54,008,900
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	30,079,768	30,079,768

		841,716,735

TOTAL SHORT-TERM INVESTMENTS
(Cost: $841,716,735)		841,716,735

TOTAL INVESTMENTS IN SECURITIES — 104.73%
(Cost: $15,563,576,346)		17,720,016,515
Other Assets, Less Liabilities — (4.73)%		(799,918,073)

NET ASSETS — 100.00%		$16,920,098,442

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

129

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.78%

ADVERTISING — 0.07%
Clear Channel Outdoor Holdings Inc. Class Aa	32,824	$230,424
Interpublic Group of Companies Inc. (The)	810,056	8,926,817
Lamar Advertising Co. Class Aa	20,406	790,733

		9,947,974
AEROSPACE & DEFENSE — 1.09%
Alliant Techsystems Inc.	64,572	4,000,881
Boeing Co. (The)	141,164	10,638,119
Exelis Inc.	364,253	4,105,131
General Dynamics Corp.	618,888	42,870,372
L-3 Communications Holdings Inc.	188,851	14,469,764
Lockheed Martin Corp.	55,357	5,108,898
Northrop Grumman Corp.	487,899	32,972,214
Raytheon Co.	646,717	37,225,030
Spirit AeroSystems Holdings Inc. Class Aa	177,168	3,006,541
Triumph Group Inc.	63,916	4,173,715

		158,570,665
AGRICULTURE — 0.85%
Altria Group Inc.	884,146	27,779,867
Archer-Daniels-Midland Co.	1,277,502	34,990,780
Bunge Ltd.[b]	283,013	20,572,215
Philip Morris International Inc.	267,938	22,410,334
Reynolds American Inc.	423,842	17,559,774

		123,312,970
AIRLINES — 0.14%
Copa Holdings SA Class A	12,042	1,197,577
Delta Air Lines Inc.[a]	596,507	7,080,538
Southwest Airlines Co.	1,203,680	12,325,683

		20,603,798
APPAREL — 0.01%
Deckers Outdoor Corp.[a,b]	28,283	1,138,956

		1,138,956
AUTO MANUFACTURERS — 1.17%
Ford Motor Co.	7,293,949	94,456,639
General Motors Co.[a,b]	1,491,801	43,008,623
Navistar International Corp.[a,b]	138,293	3,010,639

Security	Shares	Value

Oshkosh Corp.[a]	179,515	$5,322,620
PACCAR Inc.	535,467	24,208,463

		170,006,984
AUTO PARTS & EQUIPMENT — 0.45%
Johnson Controls Inc.	1,325,446	40,691,192
Lear Corp.	193,002	9,040,214
TRW Automotive Holdings Corp.[a,b]	195,888	10,501,556
Visteon Corp.[a,b]	95,178	5,122,480
WABCO Holdings Inc.[a]	8,912	580,973

		65,936,415
BANKS — 13.36%
Associated Banc-Corp	341,091	4,475,114
Bank of America Corp.	20,947,699	242,993,308
Bank of Hawaii Corp.	88,463	3,896,795
Bank of New York Mellon Corp. (The)	2,321,073	59,651,576
BB&T Corp.	1,355,435	39,456,713
BOK Financial Corp.	51,045	2,779,911
Capital One Financial Corp.	1,129,068	65,406,909
CapitalSource Inc.	426,481	3,232,726
CIT Group Inc.[a]	390,824	15,101,439
Citigroup Inc.	5,699,542	225,473,882
City National Corp.	91,697	4,540,835
Comerica Inc.	382,762	11,612,999
Commerce Bancshares Inc.	153,123	5,368,492
Cullen/Frost Bankers Inc.	103,661	5,625,683
East West Bancorp Inc.	281,056	6,039,893
Fifth Third Bancorp	1,784,593	27,107,968
First Citizens BancShares Inc. Class A	9,580	1,566,330
First Horizon National Corp.	491,448	4,870,250
First Republic Bank	198,658	6,512,009
Fulton Financial Corp.	392,336	3,770,349
Goldman Sachs Group Inc. (The)	956,152	121,966,749
Huntington Bancshares Inc.	1,681,739	10,746,312
J.P. Morgan Chase & Co.	7,399,261	325,345,506
KeyCorp	1,853,876	15,609,636
M&T Bank Corp.	245,439	24,168,378
Morgan Stanley	2,998,673	57,334,628
Northern Trust Corp.	418,043	20,969,037
PNC Financial Services Group Inc. (The)[c]	1,028,993	60,000,582
Popular Inc.[a]	196,665	4,088,665
Regions Financial Corp.	2,738,880	19,500,826
Signature Bank[a,b]	78,538	5,602,901

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

State Street Corp.	951,739	$44,741,250
SunTrust Banks Inc.	1,043,937	29,595,614
SVB Financial Group[a,b]	85,782	4,801,219
Synovus Financial Corp.	1,305,270	3,197,912
TCF Financial Corp.	313,268	3,806,206
U.S. Bancorp	3,682,120	117,606,913
Valley National Bancorp[b]	384,624	3,577,003
Wells Fargo & Co.	9,523,338	325,507,693
Zions Bancorp	357,985	7,660,879

		1,945,311,090
BEVERAGES — 0.42%
Beam Inc.	306,890	18,747,910
Brown-Forman Corp. Class B NVS	36,849	2,330,699
Coca-Cola Enterprises Inc.	539,302	17,112,053
Constellation Brands Inc. Class Aa	287,271	10,166,521
Green Mountain Coffee Roasters Inc.[a,b]	41,126	1,700,971
Molson Coors Brewing Co. Class B NVS	249,009	10,655,095

		60,713,249
BIOTECHNOLOGY — 0.14%
Bio-Rad Laboratories Inc. Class Aa,b	39,124	4,109,976
Charles River Laboratories International Inc.[a]	35,059	1,313,661
Life Technologies Corp.[a]	314,896	15,455,096

		20,878,733
BUILDING MATERIALS — 0.14%
Fortune Brands Home & Security Inc.[a,b]	259,342	7,577,973
Martin Marietta Materials Inc.	43,639	4,114,285
Owens Corning[a]	236,534	8,749,393

		20,441,651
CHEMICALS — 1.70%
Air Products and Chemicals Inc.	410,124	34,458,618
Albemarle Corp.	75,714	4,703,354
Ashland Inc.	152,556	12,267,028
Cabot Corp.	123,391	4,909,728
CF Industries Holdings Inc.	99,053	20,123,607
Cytec Industries Inc.	90,476	6,227,463
Dow Chemical Co. (The)	2,324,999	75,143,968
Eastman Chemical Co.	53,251	3,623,731
Huntsman Corp.	372,104	5,916,454
Intrepid Potash Inc.	54,975	1,170,418
Kronos Worldwide Inc.[b]	39,783	775,769

Security	Shares	Value

LyondellBasell Industries NV Class A	577,590	$32,974,613
Mosaic Co. (The)	575,280	32,578,106
Rockwood Holdings Inc.	93,229	4,611,106
RPM International Inc.	156,244	4,587,324
W.R. Grace & Co.[a,b]	12,227	822,021
Westlake Chemical Corp.	30,764	2,439,585

		247,332,893
COAL — 0.25%
Alpha Natural Resources Inc.[a,b]	428,601	4,174,574
CONSOL Energy Inc.	442,902	14,217,154
Peabody Energy Corp.	529,745	14,096,514
Walter Energy Inc.	121,402	4,355,904

		36,844,146
COMMERCIAL SERVICES — 0.62%
Aaron’s Inc.	35,338	999,359
ADT Corp. (The)	448,797	20,864,573
Booz Allen Hamilton Holding Corp.	47,566	662,119
CoreLogic Inc.[a,b]	189,632	5,104,893
Corrections Corp. of America	196,191	6,958,895
DeVry Inc.	127,503	3,025,646
Equifax Inc.	23,462	1,269,763
Genpact Ltd.	46,805	725,477
H&R Block Inc.	199,315	3,701,280
Hertz Global Holdings Inc.[a,b]	209,655	3,411,087
Iron Mountain Inc.	21,672	672,916
KAR Auction Services Inc.	56,516	1,143,884
Manpower Inc.	155,973	6,619,494
Paychex Inc.	42,974	1,338,210
Quanta Services Inc.[a,b]	406,706	11,099,007
R.R. Donnelley & Sons Co.[b]	350,800	3,157,200
SAIC Inc.	356,673	4,037,538
Service Corp. International	421,946	5,827,074
Total System Services Inc.	44,603	955,396
Towers Watson & Co. Class A	118,405	6,655,545
Verisk Analytics Inc. Class Aa	40,014	2,040,714

		90,270,070
COMPUTERS — 1.10%
Brocade Communications Systems Inc.[a]	892,078	4,754,776
Computer Sciences Corp.	301,642	12,080,762
Dell Inc.	2,860,002	28,971,820
Diebold Inc.	112,821	3,453,451
DST Systems Inc.	54,616	3,309,730
Hewlett-Packard Co.	3,849,104	54,849,732

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Lexmark International Inc. Class Ab	128,041	$2,969,271
NetApp Inc.[a]	232,332	7,794,739
SanDisk Corp.[a]	472,509	20,582,492
Stratasys Ltd.[a,b]	32,669	2,618,420
Synopsys Inc.[a]	262,784	8,367,042
Western Digital Corp.	256,413	10,894,988

		160,647,223
COSMETICS & PERSONAL CARE — 2.38%
Avon Products Inc.	192,393	2,762,763
Colgate-Palmolive Co.	76,914	8,040,590
Procter & Gamble Co. (The)	4,937,297	335,193,093

		345,996,446
DISTRIBUTION & WHOLESALE — 0.13%
Arrow Electronics Inc.[a,b]	208,798	7,951,028
Ingram Micro Inc. Class Aa,b	296,069	5,009,487
WESCO International Inc.[a,b]	84,711	5,712,063

		18,672,578
DIVERSIFIED FINANCIAL SERVICES — 2.21%
Affiliated Managers Group Inc.[a,b]	25,189	3,278,348
Air Lease Corp.[a,b]	131,298	2,822,907
American Express Co.	696,524	40,036,200
Ameriprise Financial Inc.	402,224	25,191,289
BlackRock Inc.[c]	114,878	23,746,431
CBOE Holdings Inc.	23,135	681,557
Charles Schwab Corp. (The)	2,084,174	29,928,739
CME Group Inc.	644,640	32,689,695
Discover Financial Services	1,028,864	39,662,707
E*TRADE Financial Corp.[a]	555,963	4,975,869
Federated Investors Inc. Class B	28,149	569,454
Franklin Resources Inc.	207,412	26,071,688
Interactive Brokers Group Inc. Class A	72,688	994,372
Invesco Ltd.	869,272	22,679,307
Janus Capital Group Inc.	363,550	3,097,446
Jefferies Group Inc.	278,631	5,174,178
Legg Mason Inc.	260,257	6,693,810
LPL Financial Holdings Inc.	15,014	422,794
NASDAQ OMX Group Inc. (The)	226,831	5,673,043
NYSE Euronext Inc.	493,933	15,578,647
Raymond James Financial Inc.	220,446	8,493,784
SLM Corp.	904,496	15,494,017
TD Ameritrade Holding Corp.	451,415	7,588,286

		321,544,568

Security	Shares	Value

ELECTRIC — 5.73%
AES Corp. (The)	1,248,147	$13,355,173
Alliant Energy Corp.	215,864	9,478,588
Ameren Corp.	472,007	14,500,055
American Electric Power Co. Inc.	943,705	40,277,329
Calpine Corp.[a]	787,359	14,274,819
CMS Energy Corp.	509,379	12,418,660
Consolidated Edison Inc.	568,197	31,557,661
Dominion Resources Inc.	1,112,265	57,615,327
DTE Energy Co.	329,851	19,807,553
Duke Energy Corp.	1,368,481	87,309,088
Edison International	631,995	28,559,854
Entergy Corp.	343,594	21,904,118
Exelon Corp.	1,659,774	49,361,679
FirstEnergy Corp.	811,324	33,880,890
Great Plains Energy Inc.	264,972	5,381,581
Hawaiian Electric Industries Inc.	188,332	4,734,667
Integrys Energy Group Inc.	152,247	7,950,338
MDU Resources Group Inc.	367,390	7,803,364
National Fuel Gas Co.	141,726	7,184,091
NextEra Energy Inc.	811,752	56,165,121
Northeast Utilities	608,239	23,769,980
NRG Energy Inc.	628,017	14,438,111
NV Energy Inc.	459,172	8,329,380
OGE Energy Corp.	191,810	10,800,821
Pepco Holdings Inc.[b]	444,036	8,707,546
PG&E Corp.	819,289	32,919,032
Pinnacle West Capital Corp.	212,837	10,850,430
PPL Corp.	1,125,166	32,213,503
Public Service Enterprise Group Inc.	981,316	30,028,270
SCANA Corp.[b]	227,099	10,364,798
Southern Co. (The)	1,689,704	72,336,228
TECO Energy Inc.	419,582	7,032,194
Westar Energy Inc.	245,333	7,021,430
Wisconsin Energy Corp.	446,860	16,466,791
Xcel Energy Inc.	944,480	25,227,061

		834,025,531
ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
Emerson Electric Co.	227,093	12,026,845
Energizer Holdings Inc.	121,649	9,729,487
General Cable Corp.[a,b]	91,095	2,770,199
GrafTech International Ltd.[a,b]	229,464	2,154,667

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Hubbell Inc. Class B	19,821	$1,677,451
Molex Inc.	267,377	7,307,414

		35,666,063
ELECTRONICS — 0.77%
Avnet Inc.[a,b]	270,235	8,271,893
AVX Corp.	94,604	1,019,831
FLIR Systems Inc.	56,922	1,269,930
Garmin Ltd.[b]	196,474	8,020,069
Itron Inc.[a,b]	77,007	3,430,662
Jabil Circuit Inc.	294,606	5,682,950
PerkinElmer Inc.	223,092	7,080,940
Tech Data Corp.[a,b]	73,242	3,334,708
Thermo Fisher Scientific Inc.	715,374	45,626,554
Tyco International Ltd.	897,750	26,259,187
Vishay Intertechnology Inc.[a,b]	256,979	2,731,687

		112,728,411
ENGINEERING & CONSTRUCTION — 0.35%
AECOM Technology Corp.[a]	219,772	5,230,573
Chicago Bridge & Iron Co. NV	72,353	3,353,561
Engility Holdings Inc.[a,b]	31,638	609,348
Fluor Corp.	83,362	4,896,684
Jacobs Engineering Group Inc.[a]	250,619	10,668,851
KBR Inc.	288,678	8,637,246
McDermott International Inc.[a,b]	458,633	5,054,136
Shaw Group Inc. (The)[a]	128,141	5,972,652
URS Corp.	147,381	5,786,178

		50,209,229
ENTERTAINMENT — 0.13%
Dolby Laboratories Inc. Class Ab	40,830	1,197,544
DreamWorks Animation SKG Inc. Class Aa,b	131,586	2,180,380
International Game Technology	232,250	3,290,983
Madison Square Garden Inc. Class Aa	111,178	4,930,744
Penn National Gaming Inc.[a,b]	117,692	5,779,854
Regal Entertainment Group Class A	107,515	1,499,834

		18,879,339
ENVIRONMENTAL CONTROL — 0.40%
Covanta Holding Corp.	196,712	3,623,435
Republic Services Inc.	587,938	17,244,222
Waste Connections Inc.	225,636	7,624,240
Waste Management Inc.	897,919	30,295,787

		58,787,684

Security	Shares	Value

FOOD — 1.84%
Campbell Soup Co.	72,590	$2,532,665
ConAgra Foods Inc.	805,580	23,764,610
Dean Foods Co.[a]	51,011	842,192
General Mills Inc.	273,081	11,035,203
H.J. Heinz Co.	234,777	13,541,937
Hillshire Brands Co.	34,371	967,200
Hormel Foods Corp.	112,147	3,500,108
Ingredion Inc.	116,777	7,523,942
J.M. Smucker Co. (The)	217,195	18,730,897
Kellogg Co.	25,588	1,429,090
Kraft Foods Group Inc.	1,090,939	49,604,996
Mondelez International Inc. Class A	3,268,427	83,246,836
Ralcorp Holdings Inc.[a]	107,471	9,634,775
Safeway Inc.[b]	403,188	7,293,671
Smithfield Foods Inc.[a]	274,711	5,925,516
Sysco Corp.	537,196	17,007,626
Tyson Foods Inc. Class A	565,125	10,963,425
WhiteWave Foods Co. Class Aa	18,489	287,319

		267,832,008
FOREST PRODUCTS & PAPER — 0.35%
Domtar Corp.	70,386	5,878,639
International Paper Co.	848,349	33,798,224
MeadWestvaco Corp.	335,074	10,678,808

		50,355,671
GAS — 0.66%
AGL Resources Inc.	228,164	9,119,715
Atmos Energy Corp.	175,221	6,153,762
CenterPoint Energy Inc.	828,465	15,947,951
NiSource Inc.	600,990	14,958,641
Questar Corp.	268,525	5,306,054
Sempra Energy	467,516	33,165,585
UGI Corp.	218,703	7,153,775
Vectren Corp.	161,280	4,741,632

		96,547,115
HAND & MACHINE TOOLS — 0.30%
Kennametal Inc.	155,799	6,231,960
Regal Beloit Corp.	81,179	5,720,684
Snap-on Inc.	90,713	7,165,420
Stanley Black & Decker Inc.	331,465	24,518,466

		43,636,530

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.77%
Alere Inc.[a,b]	158,588	$2,933,878
Baxter International Inc.	91,144	6,075,659
Becton, Dickinson and Co.	26,980	2,109,566
Boston Scientific Corp.[a]	2,771,062	15,878,185
CareFusion Corp.[a]	431,822	12,341,473
Cooper Companies Inc. (The)	64,572	5,971,618
Covidien PLC	891,095	51,451,825
Henry Schein Inc.[a,b]	75,569	6,080,282
Hill-Rom Holdings Inc.	120,666	3,438,981
Hologic Inc.[a,b]	512,654	10,268,460
Hospira Inc.[a]	321,150	10,032,726
Medtronic Inc.	1,894,085	77,695,367
QIAGEN NVa,b	457,811	8,309,270
Sirona Dental Systems Inc.[a,b]	88,171	5,683,503
St. Jude Medical Inc.	139,867	5,054,793
Stryker Corp.	159,206	8,727,673
Teleflex Inc.	79,692	5,682,836
Zimmer Holdings Inc.	307,442	20,494,084

		258,230,179
HEALTH CARE — SERVICES — 2.11%
Aetna Inc.	673,863	31,199,857
Brookdale Senior Living Inc.[a,b]	189,023	4,786,062
Cigna Corp.	559,305	29,900,445
Community Health Systems Inc.	176,723	5,432,465
Covance Inc.[a,b]	100,976	5,833,384
Coventry Health Care Inc.	260,882	11,695,340
HCA Holdings Inc.	112,897	3,406,102
Health Management Associates Inc. Class Aa,b	499,015	4,650,820
Health Net Inc.[a]	163,850	3,981,555
Humana Inc.	316,453	21,718,169
LifePoint Hospitals Inc.[a,b]	95,570	3,607,768
MEDNAX Inc.[a,b]	95,773	7,615,869
Quest Diagnostics Inc.	271,318	15,809,700
Tenet Healthcare Corp.[a,b]	191,771	6,226,804
UnitedHealth Group Inc.	2,016,720	109,386,893
Universal Health Services Inc. Class B	163,991	7,928,965
WellPoint Inc.	555,215	33,823,698

		307,003,896
HOLDING COMPANIES — DIVERSIFIED — 0.16%
American Capital Ltd.[a]	622,697	7,472,364

Security	Shares	Value

Ares Capital Corp.	483,664	$8,464,120
Leucadia National Corp.	293,136	6,973,705

		22,910,189
HOME BUILDERS — 0.32%
D.R. Horton Inc.	501,015	9,910,077
Lennar Corp. Class Ab	314,848	12,175,172
NVR Inc.[a,b]	1,125	1,035,000
PulteGroup Inc.[a]	665,405	12,083,755
Thor Industries Inc.	77,241	2,891,130
Toll Brothers Inc.[a,b]	279,606	9,039,662

		47,134,796
HOME FURNISHINGS — 0.15%
Harman International Industries Inc.	137,008	6,116,037
Whirlpool Corp.	150,500	15,313,375

		21,429,412
HOUSEHOLD PRODUCTS & WARES — 0.30%
Avery Dennison Corp.	202,421	7,068,541
Church & Dwight Co. Inc.	103,537	5,546,477
Clorox Co. (The)	236,560	17,320,923
Jarden Corp.[b]	119,515	6,178,926
Kimberly-Clark Corp.	80,736	6,816,541
Scotts Miracle-Gro Co. (The) Class A	8,462	372,751

		43,304,159
HOUSEWARES — 0.09%
Newell Rubbermaid Inc.	563,931	12,558,743

		12,558,743
INSURANCE — 7.10%
ACE Ltd.	659,331	52,614,614
Aflac Inc.	910,587	48,370,381
Alleghany Corp.[a]	32,790	10,998,422
Allied World Assurance Co. Holdings Ltd.	34,812	2,743,186
Allstate Corp. (The)	951,657	38,228,062
American Financial Group Inc.	157,530	6,225,586
American International Group Inc.[a]	1,250,786	44,152,746
American National Insurance Co.	13,253	905,047
Aon PLC	579,418	32,215,641
Arch Capital Group Ltd.[a,b]	233,718	10,288,266
Aspen Insurance Holdings Ltd.[b]	139,460	4,473,877
Assurant Inc.	157,869	5,478,054
Assured Guaranty Ltd.	333,895	4,751,326
Axis Capital Holdings Ltd.	204,085	7,069,504

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Berkshire Hathaway Inc. Class Ba	3,461,596	$310,505,161
Brown & Brown Inc.	207,268	5,277,043
Chubb Corp. (The)	523,741	39,448,172
Cincinnati Financial Corp.	284,012	11,121,910
CNA Financial Corp.	52,039	1,457,612
Endurance Specialty Holdings Ltd.[b]	75,715	3,005,128
Everest Re Group Ltd.	102,805	11,303,410
Fidelity National Financial Inc. Class A	433,207	10,202,025
Genworth Financial Inc. Class Aa	951,588	7,146,426
Hanover Insurance Group Inc. (The)	47,746	1,849,680
Hartford Financial Services Group Inc. (The)	854,933	19,184,697
HCC Insurance Holdings Inc.	196,728	7,320,249
Kemper Corp.	94,953	2,801,114
Lincoln National Corp.	555,310	14,382,529
Loews Corp.	604,963	24,652,242
Markel Corp.[a,b]	18,978	8,225,445
Marsh & McLennan Companies Inc.	220,877	7,613,630
MBIA Inc.[a,b]	275,219	2,160,469
Mercury General Corp.	43,451	1,724,570
MetLife Inc.	1,655,875	54,544,522
Old Republic International Corp.	502,994	5,356,886
PartnerRe Ltd.[b]	120,371	9,688,662
Principal Financial Group Inc.	581,895	16,595,645
ProAssurance Corp.	119,380	5,036,642
Progressive Corp. (The)	1,185,365	25,011,202
Protective Life Corp.	156,267	4,466,111
Prudential Financial Inc.	909,574	48,507,581
Reinsurance Group of America Inc.	143,458	7,677,872
RenaissanceRe Holdings Ltd.[b]	94,996	7,719,375
StanCorp Financial Group Inc.	85,621	3,139,722
Torchmark Corp.	191,577	9,898,784
Travelers Companies Inc. (The)	426,894	30,659,527
Unum Group	556,041	11,576,774
Validus Holdings Ltd.[b]	172,651	5,970,272
W.R. Berkley Corp.	215,815	8,144,858
White Mountains Insurance Group Ltd.[b]	11,632	5,990,480
XL Group PLC	604,296	15,143,658

		1,033,024,797

Security	Shares	Value

INTERNET — 0.75%
AOL Inc.[a,b]	124,426	$3,684,254
Expedia Inc.	63,784	3,919,527
HomeAway Inc.[a,b]	6,846	150,612
IAC/InterActiveCorp	129,523	6,126,438
Liberty Interactive Corp. Series Aa	928,314	18,269,219
Liberty Ventures Series Aa	61,602	4,174,152
Symantec Corp.[a]	1,318,190	24,795,154
VeriSign Inc.[a]	24,537	952,526
Yahoo! Inc.[a]	2,373,430	47,231,257

		109,303,139
IRON & STEEL — 0.49%
Allegheny Technologies Inc.	208,369	6,326,083
Carpenter Technology Corp.	79,697	4,114,756
Cliffs Natural Resources Inc.	277,067	10,683,704
Commercial Metals Co.	229,119	3,404,708
Nucor Corp.	614,997	26,555,571
Reliance Steel & Aluminum Co.	146,434	9,093,551
Steel Dynamics Inc.	333,978	4,585,518
United States Steel Corp.[b]	280,075	6,685,390

		71,449,281
LEISURE TIME — 0.27%
Carnival Corp.	806,149	29,642,099
Royal Caribbean Cruises Ltd.	294,788	10,022,792

		39,664,891
LODGING — 0.11%
Choice Hotels International Inc.	47,296	1,590,092
Hyatt Hotels Corp. Class Aa,b	87,950	3,392,232
Marriott International Inc. Class A	38,783	1,445,442
MGM Resorts International[a,b]	773,266	9,000,816

		15,428,582
MACHINERY — 0.31%
AGCO Corp.[a]	190,490	9,356,869
CNH Global NV	55,445	2,233,879
Flowserve Corp.	8,147	1,195,980
Gardner Denver Inc.	97,266	6,662,721
IDEX Corp.	131,808	6,133,026
Manitowoc Co. Inc. (The)	61,157	958,942
Nordson Corp.	9,007	568,522
Terex Corp.[a,b]	216,360	6,081,880
Xylem Inc.	321,202	8,704,574
Zebra Technologies Corp. Class Aa	84,859	3,333,261

		45,229,654

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

MANUFACTURING — 4.30%
3M Co.	136,285	$12,654,062
AptarGroup Inc.	85,718	4,090,463
Carlisle Companies Inc.	109,810	6,452,436
Colfax Corp.[a,b]	66,744	2,693,120
Crane Co.	96,335	4,458,384
Danaher Corp.	745,317	41,663,220
Dover Corp.	356,153	23,402,814
Eaton Corp. PLC	732,955	39,726,161
General Electric Co.	20,594,544	432,279,479
Harsco Corp.	156,667	3,681,674
Illinois Tool Works Inc.	46,568	2,831,800
Ingersoll-Rand PLC	104,496	5,011,628
ITT Corp.	136,963	3,213,152
Leggett & Platt Inc.	272,680	7,422,350
Parker Hannifin Corp.	161,026	13,696,872
SPX Corp.	68,663	4,816,709
Textron Inc.	511,500	12,680,085
Trinity Industries Inc.	157,712	5,649,244

		626,423,653
MEDIA — 3.29%
Cablevision NY Group Class A	348,008	5,199,239
CBS Corp. Class B NVS	1,043,667	39,711,529
Comcast Corp. Class A	2,735,398	102,249,177
DISH Network Corp. Class A	87,082	3,169,785
Gannett Co. Inc.	456,859	8,228,031
John Wiley & Sons Inc. Class A	51,835	2,017,937
Liberty Media Corp. Series Aa	196,808	22,831,696
News Corp. Class A NVS	2,673,274	68,275,418
Nielsen Holdings NVa,b	177,469	5,428,777
Thomson Reuters Corp.	719,936	20,921,340
Time Warner Inc.	1,866,411	89,270,438
Walt Disney Co. (The)	2,195,896	109,333,662
Washington Post Co. (The) Class B	8,219	3,001,661

		479,638,690
METAL FABRICATE & HARDWARE — 0.05%
Timken Co. (The)	155,164	7,421,494

		7,421,494
MINING — 1.00%
Alcoa Inc.	2,068,420	17,953,886
Freeport-McMoRan Copper & Gold Inc.	1,846,855	63,162,441
Molycorp Inc.[a,b]	110,675	1,044,772

Security	Shares	Value

Newmont Mining Corp.	955,774	$44,386,145
Southern Copper Corp.[b]	79,654	3,015,700
Tahoe Resources Inc.[a]	122,487	2,243,962
Vulcan Materials Co.	251,725	13,102,286

		144,909,192
MISCELLANEOUS — MANUFACTURING — 0.14%
Pentair Ltd. Registered	407,510	20,029,116

		20,029,116
OFFICE & BUSINESS EQUIPMENT — 0.13%
Pitney Bowes Inc.[b]	126,730	1,348,407
Xerox Corp.	2,478,293	16,901,958

		18,250,365
OIL & GAS — 14.60%
Anadarko Petroleum Corp.	971,718	72,208,365
Apache Corp.	760,544	59,702,704
Atwood Oceanics Inc.[a,b]	75,923	3,476,514
Cheniere Energy Inc.[a,b]	144,336	2,710,630
Chesapeake Energy Corp.	1,284,538	21,349,022
Chevron Corp.	3,834,376	414,649,421
Cimarex Energy Co.	166,946	9,637,793
Cobalt International Energy Inc.[a]	22,765	559,108
ConocoPhillips	2,458,127	142,546,785
Denbury Resources Inc.[a,b]	760,071	12,313,150
Devon Energy Corp.	787,897	41,002,160
Diamond Offshore Drilling Inc.[b]	133,665	9,083,873
Energen Corp.	140,248	6,323,782
EQT Corp.	256,095	15,104,483
EXCO Resources Inc.	241,110	1,632,315
Exxon Mobil Corp.	9,089,118	786,663,163
Helmerich & Payne Inc.	143,598	8,042,924
Hess Corp.	590,396	31,267,372
HollyFrontier Corp.	402,583	18,740,239
Laredo Petroleum Holdings Inc.[a,b]	3,093	56,169
Marathon Oil Corp.	1,374,120	42,130,519
Marathon Petroleum Corp.	663,833	41,821,479
Murphy Oil Corp.	376,570	22,424,743
Nabors Industries Ltd.[a]	564,594	8,158,383
Newfield Exploration Co.[a,b]	262,533	7,030,634
Noble Energy Inc.	268,291	27,295,926
Occidental Petroleum Corp.	1,576,629	120,785,548
Patterson-UTI Energy Inc.[b]	303,838	5,660,502
Phillips 66	1,216,634	64,603,265

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Pioneer Natural Resources Co.	39,538	$4,214,355
Plains Exploration & Production Co.[a]	250,894	11,776,964
QEP Resources Inc.	347,217	10,510,259
Rowan Companies PLC[a,b]	241,426	7,549,391
SandRidge Energy Inc.[a,b]	952,338	6,047,346
SM Energy Co.	20,704	1,080,956
Southwestern Energy Co.[a]	444,231	14,841,758
Tesoro Corp.	272,832	12,018,250
Ultra Petroleum Corp.[a,b]	297,354	5,391,028
Unit Corp.[a,b]	94,705	4,266,460
Valero Energy Corp.	1,072,565	36,595,918
Whiting Petroleum Corp.[a,b]	196,321	8,514,442
WPX Energy Inc.[a,b]	387,806	5,770,553

		2,125,558,651
OIL & GAS SERVICES — 0.94%
Baker Hughes Inc.	850,587	34,737,973
Cameron International Corp.[a]	111,239	6,280,554
Halliburton Co.	1,224,593	42,481,131
MRC Global Inc.[a]	17,019	472,788
National Oilwell Varco Inc.	640,926	43,807,292
Oil States International Inc.[a]	13,670	977,952
RPC Inc.[b]	15,274	186,954
SEACOR Holdings Inc.	22,800	1,910,640
Superior Energy Services Inc.[a,b]	306,737	6,355,590

		137,210,874
PACKAGING & CONTAINERS — 0.28%
Bemis Co. Inc.	200,452	6,707,124
Crown Holdings Inc.[a,b]	220,137	8,103,243
Greif Inc. Class A	60,864	2,708,448
Owens-Illinois Inc.[a]	83,419	1,774,322
Packaging Corp. of America	14,838	570,818
Rock-Tenn Co. Class A	121,498	8,493,925
Sealed Air Corp.	377,321	6,606,891
Sonoco Products Co.	195,682	5,817,626

		40,782,397
PHARMACEUTICALS — 7.09%
Abbott Laboratories	159,259	10,431,464
Bristol-Myers Squibb Co.	302,499	9,858,442
Cardinal Health Inc.	309,465	12,743,769
DENTSPLY International Inc.	152,643	6,046,189
Eli Lilly and Co.	1,268,071	62,541,262
Endo Health Solutions Inc.[a]	84,544	2,220,971

Security	Shares	Value

Forest Laboratories Inc.[a]	515,215	$18,197,394
Johnson & Johnson	4,137,215	290,018,771
Merck & Co. Inc.	5,912,176	242,044,485
Mylan Inc.[a]	61,856	1,699,803
Omnicare Inc.	219,777	7,933,950
Patterson Companies Inc.	12,877	440,780
Pfizer Inc.	14,555,082	365,041,457
VCA Antech Inc.[a,b]	170,565	3,590,393

		1,032,809,130
PIPELINES — 0.24%
Spectra Energy Corp.	1,266,244	34,669,761

		34,669,761
REAL ESTATE — 0.16%
Alexander & Baldwin Inc.[a]	76,066	2,234,058
Forest City Enterprises Inc. Class Aa	290,244	4,687,441
Howard Hughes Corp. (The)[a]	53,212	3,885,540
Jones Lang LaSalle Inc.	84,984	7,133,557
Realogy Holdings Corp.[a]	70,580	2,961,537
St. Joe Co. (The)[a,b]	111,856	2,581,636

		23,483,769
REAL ESTATE INVESTMENT TRUSTS — 4.15%
Alexandria Real Estate Equities Inc.	120,668	8,364,706
American Campus Communities Inc.	180,624	8,332,185
American Capital Agency Corp.	662,403	19,169,943
Annaly Capital Management Inc.[b]	1,889,625	26,530,335
Apartment Investment and Management Co. Class A	80,139	2,168,561
AvalonBay Communities Inc.	221,884	30,085,252
BioMed Realty Trust Inc.[b]	299,990	5,798,807
Boston Properties Inc.	241,443	25,547,084
Brandywine Realty Trust[b]	276,902	3,375,435
BRE Properties Inc. Class A	106,959	5,436,726
Camden Property Trust	38,741	2,642,524
CBL & Associates Properties Inc.	289,028	6,130,284
Chimera Investment Corp.[b]	1,997,723	5,214,057
CommonWealth REIT	163,559	2,590,775
Corporate Office Properties Trust	157,220	3,927,356
DDR Corp.[b]	463,247	7,254,448
Douglas Emmett Inc.[b]	271,637	6,329,142
Duke Realty Corp.[b]	517,976	7,184,327
Equity Lifestyle Properties, Inc.	13,741	924,632
Equity Residential	580,063	32,872,170

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Extra Space Storage Inc.	79,998	$2,911,127
Federal Realty Investment Trust	26,881	2,796,162
General Growth Properties Inc.	1,023,985	20,326,102
Hatteras Financial Corp.	190,494	4,726,156
HCP Inc.	815,622	36,849,802
Health Care REIT Inc.	502,489	30,797,551
Home Properties Inc.[b]	47,062	2,885,371
Hospitality Properties Trust	240,270	5,627,123
Host Hotels & Resorts Inc.	1,394,647	21,854,119
Kilroy Realty Corp.[b]	134,590	6,375,528
Kimco Realty Corp.[b]	788,898	15,241,509
Liberty Property Trust[b]	201,283	7,199,893
Macerich Co. (The)[b]	256,969	14,981,293
Mack-Cali Realty Corp.	171,383	4,474,810
MFA Financial Inc.	694,262	5,630,465
Mid-America Apartment Communities Inc.	4,416	285,936
National Retail Properties Inc.	208,217	6,496,370
Piedmont Office Realty Trust Inc. Class A	335,964	6,064,150
Post Properties Inc.	61,761	3,084,962
Prologis Inc.	893,090	32,588,854
Rayonier Inc.	49,376	2,559,158
Realty Income Corp.[b]	259,572	10,437,390
Regency Centers Corp.	69,393	3,269,798
Retail Properties of America Inc. Class A	165,427	1,980,161
Senior Housing Properties Trust	343,551	8,121,546
Simon Property Group Inc.	93,553	14,789,794
SL Green Realty Corp.[b]	174,874	13,404,092
Taubman Centers Inc.	69,917	5,503,866
UDR Inc.[b]	481,136	11,441,414
Ventas Inc.	560,695	36,288,180
Vornado Realty Trust	360,095	28,836,408
Weingarten Realty Investors[b]	235,757	6,311,215
Weyerhaeuser Co.	708,714	19,716,423

		603,735,477
RETAIL — 3.37%
Abercrombie & Fitch Co. Class A	156,960	7,529,371
American Eagle Outfitters Inc.	85,145	1,746,324
AutoNation Inc.[a]	31,833	1,263,770
Best Buy Co. Inc.	523,888	6,208,073
CarMax Inc.[a,b]	363,217	13,635,166

Security	Shares	Value

Chico’s FAS Inc.	96,953	$1,789,752
CVS Caremark Corp.	1,988,116	96,125,409
Dillard’s Inc. Class A	57,119	4,784,859
DSW Inc. Class A	3,714	243,973
Foot Locker Inc.	234,766	7,540,684
GameStop Corp. Class Ab	242,900	6,094,361
Guess? Inc.	119,239	2,926,125
J.C. Penney Co. Inc.[b]	310,595	6,121,827
Kohl’s Corp.	418,520	17,987,990
Lowe’s Companies Inc.	1,901,602	67,544,903
Macy’s Inc.	695,636	27,143,717
PVH Corp.	10,707	1,188,584
Sally Beauty Holdings Inc.[a]	19,147	451,295
Sears Holdings Corp.[a,b]	71,336	2,950,457
Sears Hometown and Outlet Stores Inc.[a,b]	15,339	499,438
Signet Jewelers Ltd.[b]	165,338	8,829,049
Staples Inc.	1,336,179	15,232,441
Target Corp.	1,214,166	71,842,202
Tiffany & Co.	39,537	2,267,052
Wal-Mart Stores Inc.	694,476	47,384,097
Walgreen Co.	1,678,840	62,133,868
Wendy’s Co. (The)	544,715	2,560,160
Williams-Sonoma Inc.	75,543	3,306,517
World Fuel Services Corp.	95,247	3,921,319

		491,252,783
SAVINGS & LOANS — 0.28%
BankUnited Inc.	66,775	1,631,981
Capitol Federal Financial Inc.	301,964	3,529,959
First Niagara Financial Group Inc.	685,990	5,439,901
Hudson City Bancorp Inc.	1,027,729	8,355,437
New York Community Bancorp Inc.	853,920	11,186,352
People’s United Financial Inc.	512,304	6,193,755
TFS Financial Corp.[a]	155,946	1,500,201
Washington Federal Inc.	207,850	3,506,429

		41,344,015
SEMICONDUCTORS — 1.64%
Analog Devices Inc.	529,389	22,266,101
Applied Materials Inc.	2,336,526	26,729,857
Atmel Corp.[a,b]	789,887	5,173,760
Avago Technologies Ltd.	28,025	887,272
Broadcom Corp. Class Aa	407,471	13,532,112
Cree Inc.[a,b]	225,769	7,671,631
Cypress Semiconductor Corp.[a]	122,414	1,326,968

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Fairchild Semiconductor International Inc.[a,b]	245,029	$3,528,418
Freescale Semiconductor Ltd.[a,b]	5,311	58,474
Intel Corp.	2,517,188	51,929,589
KLA-Tencor Corp.	324,394	15,493,057
Lam Research Corp.[a]	230,834	8,340,032
Marvell Technology Group Ltd.	865,457	6,283,218
Maxim Integrated Products Inc.	284,256	8,357,126
Micron Technology Inc.[a]	1,925,361	12,226,042
NVIDIA Corp.	1,204,002	14,797,185
ON Semiconductor Corp.[a,b]	883,649	6,229,726
PMC-Sierra Inc.[a,b]	406,630	2,118,542
Rovi Corp.[a]	163,631	2,524,826
Silicon Laboratories Inc.[a,b]	9,261	387,202
Skyworks Solutions Inc.[a]	40,224	816,547
Teradyne Inc.[a,b]	319,228	5,391,761
Texas Instruments Inc.	727,956	22,522,959

		238,592,405
SHIPBUILDING — 0.03%
Huntington Ingalls Industries Inc.	96,680	4,190,111

		4,190,111
SOFTWARE — 0.55%
Activision Blizzard Inc.	823,921	8,750,041
Adobe Systems Inc.[a]	412,168	15,530,490
Akamai Technologies Inc.[a]	26,638	1,089,761
Allscripts Healthcare Solutions Inc.[a]	333,937	3,145,686
CA Inc.	648,635	14,256,997
Compuware Corp.[a,b]	401,233	4,361,403
Dun & Bradstreet Corp. (The)	28,547	2,245,222
Electronic Arts Inc.[a,b]	618,189	8,982,286
Fidelity National Information Services Inc.	486,471	16,934,055
Fiserv Inc.[a]	45,668	3,609,142
ServiceNow Inc.[a,b]	6,759	202,973
Workday Inc. Class Aa,b	11,478	625,551

		79,733,607
TELECOMMUNICATIONS — 5.41%
Amdocs Ltd.	328,165	11,154,328
AT&T Inc.	11,396,203	384,166,003
CenturyLink Inc.	1,209,782	47,326,672
Cisco Systems Inc.	10,413,856	204,632,270
Clearwire Corp. Class Aa	682,776	1,973,223
Corning Inc.	2,944,112	37,154,693
EchoStar Corp. Class Aa	55,608	1,902,906

Security	Shares	Value

Frontier Communications Corp.[b]	1,941,815	$8,310,968
Harris Corp.	155,630	7,619,645
JDS Uniphase Corp.[a,b]	449,772	6,089,913
Juniper Networks Inc.[a]	1,026,975	20,200,598
Level 3 Communications Inc.[a,b]	153,374	3,544,473
MetroPCS Communications Inc.[a]	591,043	5,874,967
NII Holdings Inc.[a,b]	333,971	2,381,213
Palo Alto Networks Inc.[a,b]	3,317	177,526
Polycom Inc.[a,b]	347,106	3,630,729
Sprint Nextel Corp.[a]	5,817,289	32,984,029
Telephone & Data Systems Inc.	183,734	4,067,871
United States Cellular Corp.[a,b]	28,075	989,363
Windstream Corp.	464,491	3,845,986

		788,027,376
TEXTILES — 0.10%
Cintas Corp.	117,574	4,808,777
Mohawk Industries Inc.[a]	110,964	10,038,913

		14,847,690
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.	21,580	774,722
Mattel Inc.	149,479	5,473,921

		6,248,643
TRANSPORTATION — 0.89%
Con-way Inc.	48,900	1,360,398
CSX Corp.	652,936	12,882,427
Expeditors International of Washington Inc.	39,737	1,571,598
FedEx Corp.	575,236	52,760,646
Kansas City Southern Industries Inc.	47,173	3,938,002
Kirby Corp.[a,b]	27,880	1,725,493
Matson Inc.	76,066	1,880,352
Norfolk Southern Corp.	632,005	39,083,189
Ryder System Inc.	100,847	5,035,291
Teekay Corp.	70,728	2,270,369
Tidewater Inc.	99,772	4,457,813
UTi Worldwide Inc.	201,352	2,698,117

		129,663,695
TRUCKING & LEASING — 0.03%
GATX Corp.	91,460	3,960,218

		3,960,218

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

WATER — 0.13%
American Water Works Co. Inc.	342,941	$12,733,400
Aqua America Inc.	239,972	6,100,088

		18,833,488

Total COMMON STOCKS
(Cost: $13,969,116,047)		14,525,126,308

SHORT-TERM INVESTMENTS — 2.99%

MONEY MARKET FUNDS — 2.99%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,d,e]	392,158,404	392,158,404
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	27,955,728	27,955,728
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	15,372,671	15,372,671

		435,486,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $435,486,803)		435,486,803

TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $14,404,602,850)		14,960,613,111
Other Assets, Less Liabilities — (2.77)%		(402,546,023)

NET ASSETS—100.00%		$14,558,067,088

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

140

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

ADVERTISING — 0.07%
Harte-Hanks Inc.	606,899	$3,580,704
Marchex Inc. Class B	312,550	1,284,580
MDC Partners Inc.	357,322	4,037,739
Millennial Media Inc.[a,b]	155,624	1,949,969

		10,852,992
AEROSPACE & DEFENSE — 1.30%
AAR Corp.	555,404	10,374,947
AeroVironment Inc.[a,b]	236,355	5,138,358
API Technologies Corp.[a,b]	440,907	1,296,266
Astronics Corp.[a,b]	166,307	3,805,104
CPI Aerostructures Inc.[a,b]	89,860	899,499
Cubic Corp.	219,693	10,538,673
Curtiss-Wright Corp.	643,387	21,122,395
Esterline Technologies Corp.[a]	421,866	26,834,896
GenCorp Inc.[a,b]	824,226	7,541,668
HEICO Corp.	724,173	32,413,983
Kaman Corp.	362,015	13,322,152
Kratos Defense & Security Solutions Inc.[a,b]	548,355	2,758,226
LMI Aerospace Inc.[a]	125,864	2,434,210
M/A-COM Technology Solutions Holdings Inc.[a,b]	82,819	1,239,800
Moog Inc. Class Aa	622,926	25,558,654
National Presto Industries Inc.	65,600	4,532,960
Orbital Sciences Corp.[a]	809,525	11,147,159
SIFCO Industries Inc.	34,409	541,942
Teledyne Technologies Inc.[a]	505,227	32,875,121

		214,376,013
AGRICULTURE — 0.33%
Alico Inc.	48,226	1,766,518
Alliance One International Inc.[a,b]	1,193,048	4,342,695
Andersons Inc. (The)	255,253	10,950,354
Cadiz Inc.[a,b]	177,111	1,402,719
Griffin Land & Nurseries Inc.	38,334	1,035,018
Limoneira Co.	112,939	2,189,887
Tejon Ranch Co.[a]	179,901	5,051,620
Universal Corp.	320,640	16,003,142
Vector Group Ltd.[b]	762,296	11,335,342

		54,077,295

Security	Shares	Value

AIRLINES — 0.80%
Alaska Air Group Inc.[a]	978,016	$42,142,709
Allegiant Travel Co.	204,988	15,048,169
Hawaiian Holdings Inc.[a,b]	696,325	4,574,855
JetBlue Airways Corp.[a,b]	3,204,567	18,298,078
Republic Airways Holdings Inc.[a,b]	661,670	3,758,286
SkyWest Inc.	698,257	8,700,282
Spirit Airlines Inc.[a]	572,649	10,147,340
US Airways Group Inc.[a,b]	2,232,769	30,142,382

		132,812,101
APPAREL — 1.30%
Cherokee Inc.	113,419	1,554,974
Columbia Sportswear Co.[b]	168,708	9,002,259
Crocs Inc.[a]	1,233,601	17,751,518
Delta Apparel Inc.[a,b]	96,820	1,353,544
G-III Apparel Group Ltd.[a]	228,632	7,826,073
Iconix Brand Group Inc.[a,b]	976,542	21,796,417
Jones Group Inc. (The)	1,126,599	12,460,185
K-Swiss Inc. Class Aa	364,001	1,223,043
Maidenform Brands Inc.[a]	325,859	6,350,992
Oxford Industries Inc.	192,346	8,917,161
Perry Ellis International Inc.[b]	164,942	3,282,346
Quiksilver Inc.[a]	1,801,518	7,656,452
R.G. Barry Corp.	117,564	1,665,882
SKECHERS U.S.A. Inc. Class Aa	519,451	9,609,844
Steven Madden Ltd.[a]	540,945	22,865,745
True Religion Apparel Inc.	354,015	8,999,061
Unifi Inc.[a]	192,531	2,504,828
Warnaco Group Inc. (The)[a]	563,528	40,331,699
Weyco Group Inc.	91,169	2,129,708
Wolverine World Wide Inc.	669,760	27,446,765

		214,728,496
AUTO MANUFACTURERS — 0.05%
Wabash National Corp.[a,b]	942,663	8,455,687

		8,455,687
AUTO PARTS & EQUIPMENT — 1.04%
Accuride Corp.[a,b]	644,332	2,068,306
American Axle & Manufacturing Holdings Inc.[a,b]	914,348	10,240,698
Commercial Vehicle Group Inc.[a,b]	333,768	2,740,235
Cooper Tire & Rubber Co.	858,525	21,772,194

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Dana Holding Corp.	2,030,576	$31,697,291
Dorman Products Inc.	336,074	11,876,855
Douglas Dynamics Inc.	308,564	4,440,236
Exide Technologies Inc.[a,b]	1,069,534	3,657,806
Federal-Mogul Corp. Class Aa	251,899	2,020,230
Fuel Systems Solutions Inc.[a,b]	200,714	2,950,496
Gentherm Inc.[a,b]	403,941	5,372,415
Meritor Inc.[a]	1,337,878	6,328,163
Miller Industries Inc.	156,287	2,383,377
Modine Manufacturing Co.[a]	638,242	5,188,908
Spartan Motors Inc.	463,951	2,287,278
Standard Motor Products Inc.	275,427	6,119,988
Superior Industries International Inc.	316,450	6,455,580
Tenneco Inc.[a,b]	835,115	29,320,888
Titan International Inc.[b]	654,897	14,224,363
Tower International Inc.[a,b]	79,603	640,804

		171,786,111
BANKS — 6.50%
1st Source Corp.	204,498	4,517,361
1st United Bancorp Inc.	404,778	2,529,863
Access National Corp.	100,880	1,311,440
Alliance Financial Corp.	65,606	2,854,517
American National Bankshares Inc.	106,636	2,152,981
Ameris Bancorp[a,b]	325,360	4,063,746
Ames National Corp.	111,467	2,441,127
Arrow Financial Corp.	141,305	3,525,560
BancFirst Corp.	88,902	3,765,889
Banco Latinoamericano de Comercio Exterior SA Class E	389,285	8,392,985
Bancorp Inc. (The)[a,b]	395,060	4,333,808
BancorpSouth Inc.	1,295,176	18,831,859
Bank of Kentucky Financial Corp.	80,600	1,993,238
Bank of Marin Bancorp	73,345	2,747,504
Bank of the Ozarks Inc.	400,760	13,413,437
Banner Corp.	264,944	8,141,729
Bar Harbor Bankshares	53,152	1,788,565
BBCN Bancorp Inc.	1,070,085	12,380,883
Berkshire Bancorp Inc.	58,643	480,873
Boston Private Financial Holdings Inc.	1,075,470	9,689,985
Bridge Bancorp Inc.	117,152	2,382,872
Bridge Capital Holdings[a]	127,263	1,980,212
Bryn Mawr Bank Corp.	156,153	3,477,527
C&F Financial Corp.	43,675	1,700,705
Camden National Corp.	105,004	3,566,986

Security	Shares	Value

Capital Bank Financial Corp.[a]	135,082	$2,305,850
Capital City Bank Group Inc.[a]	160,781	1,828,080
Cardinal Financial Corp.	404,636	6,583,428
Cascade Bancorp[a,b]	85,547	535,524
Cass Information Systems Inc.	141,530	5,972,566
Cathay General Bancorp	1,084,519	21,148,120
Center Bancorp Inc.	160,284	1,856,089
CenterState Banks Inc.	411,220	3,507,707
Central Pacific Financial Corp.[a]	294,581	4,592,518
Century Bancorp Inc. Class A	46,436	1,530,066
Chemical Financial Corp.	378,593	8,995,370
Citizens & Northern Corp.	167,068	3,157,585
Citizens Republic Bancorp Inc.[a]	549,454	10,423,142
City Holding Co.	202,232	7,047,785
CNB Financial Corp.	170,068	2,785,714
CoBiz Financial Inc.	477,119	3,564,079
Columbia Banking System Inc.	545,741	9,790,594
Community Bank System Inc.	541,087	14,804,140
Community Trust Bancorp Inc.	193,131	6,330,834
Crescent Financial Bancshares Inc.[a,b]	37,856	173,759
CVB Financial Corp.	1,214,146	12,627,118
Eagle Bancorp Inc.[a]	254,273	5,077,832
Enterprise Bancorp Inc.	80,122	1,323,615
Enterprise Financial Services Corp.	243,120	3,177,578
F.N.B. Corp.	1,923,171	20,424,076
Farmers National Banc Corp.	256,273	1,588,893
Fidelity Southern Corp.[a]	131,781	1,258,509
Financial Institutions Inc.	188,756	3,516,524
First Bancorp (North Carolina)	207,827	2,664,342
First BanCorp (Puerto Rico)[a]	979,366	4,485,496
First Bancorp Inc. (Maine)	120,882	1,990,927
First Busey Corp.	1,027,020	4,775,643
First California Financial Group Inc.[a,b]	305,907	2,361,602
First Commonwealth Financial Corp.	1,448,073	9,875,858
First Community Bancshares Inc.	240,996	3,848,706
First Connecticut Bancorp Inc.	250,153	3,439,604
First Financial Bancorp	801,783	11,722,067
First Financial Bankshares Inc.[b]	431,706	16,840,851
First Financial Corp.	152,297	4,605,461
First Interstate BancSystem Inc.	220,926	3,408,888
First Merchants Corp.	397,232	5,894,923
First Midwest Bancorp Inc.	1,027,554	12,864,976
First of Long Island Corp. (The)	105,326	2,982,832
FirstMerit Corp.	1,510,745	21,437,472

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

FNB United Corp.[a,b]	136,425	$1,582,530
Franklin Financial Corp.	182,720	3,029,498
German American Bancorp Inc.	172,730	3,751,696
Glacier Bancorp Inc.	986,705	14,514,431
Great Southern Bancorp Inc.[b]	138,862	3,534,038
Guaranty Bancorp[a,b]	1,037,815	2,023,739
Hancock Holding Co.	1,048,252	33,271,518
Hanmi Financial Corp.[a]	430,148	5,845,711
Heartland Financial USA Inc.	201,388	5,266,296
Heritage Commerce Corp.[a]	284,625	1,986,683
Heritage Financial Corp.	214,568	3,152,004
Heritage Oaks Bancorp[a]	274,047	1,589,473
Home Bancshares Inc.	302,412	9,985,644
Horizon Bancorp	88,499	1,739,005
Hudson Valley Holding Corp.	212,029	3,301,292
IBERIABANK Corp.	404,872	19,887,313
Independent Bank Corp. (Massachusetts)	303,823	8,795,676
International Bancshares Corp.	730,712	13,189,352
Lakeland Bancorp Inc.	409,574	4,169,463
Lakeland Financial Corp.	226,371	5,849,427
MainSource Financial Group Inc.	276,247	3,500,049
MB Financial Inc.	750,038	14,813,250
Mercantile Bank Corp.	117,358	1,936,407
Merchants Bancshares Inc.	69,649	1,864,504
Metro Bancorp Inc.[a]	192,492	2,544,744
MetroCorp Bancshares Inc.[a]	215,423	2,367,499
Middleburg Financial Corp.	73,298	1,294,443
MidSouth Bancorp Inc.	113,886	1,862,036
MidWestOne Financial Group Inc.	92,643	1,900,108
National Bankshares Inc.[b]	94,849	3,072,159
National Penn Bancshares Inc.	1,692,682	15,775,796
NBT Bancorp Inc.	457,909	9,281,815
Northrim BanCorp Inc.	88,451	2,003,415
Old National Bancorp	1,389,714	16,495,905
OmniAmerican Bancorp Inc.[a]	152,968	3,538,150
Oriental Financial Group Inc.	628,013	8,383,974
Pacific Continental Corp.	246,433	2,397,793
Pacific Mercantile Bancorp[a,b]	145,557	915,554
PacWest Bancorp	416,136	10,311,850
Park National Corp.[b]	156,175	10,093,590
Park Sterling Corp.[a]	606,468	3,171,828
Peapack-Gladstone Financial Corp.	120,973	1,703,300
Penns Woods Bancorp Inc.	52,505	1,964,212

Security	Shares	Value

Peoples Bancorp Inc.	145,918	$2,981,105
Pinnacle Financial Partners Inc.[a]	476,086	8,969,460
Preferred Bank[a]	160,095	2,273,349
PrivateBancorp Inc.	831,428	12,737,477
Prosperity Bancshares Inc.	652,958	27,424,236
Renasant Corp.	348,050	6,661,677
Republic Bancorp Inc. Class A	136,165	2,877,166
S&T Bancorp Inc.	399,357	7,216,381
S.Y. Bancorp Inc.	165,439	3,709,142
Sandy Spring Bancorp Inc.	334,715	6,500,165
SCBT Financial Corp.	228,677	9,188,242
Seacoast Banking Corp. of Florida[a]	1,010,431	1,626,794
Sierra Bancorp	165,915	1,896,408
Simmons First National Corp. Class A	237,415	6,020,844
Southside Bancshares Inc.	236,477	4,980,206
Southwest Bancorp Inc.[a]	264,133	2,958,290
State Bank Financial Corp.	438,126	6,957,441
Stellar One Corp.	315,218	4,457,183
Sterling Bancorp	422,385	3,847,927
Sterling Financial Corp.	369,395	7,712,968
Suffolk Bancorp[a]	132,687	1,738,200
Sun Bancorp Inc. (New Jersey)[a,b]	547,757	1,939,060
Susquehanna Bancshares Inc.	2,585,151	27,092,382
Taylor Capital Group Inc.[a]	222,009	4,007,262
Texas Capital Bancshares Inc.[a,b]	552,248	24,751,755
Tompkins Financial Corp.	152,582	6,048,350
TowneBank[b]	364,846	5,651,465
TriCo Bancshares	217,557	3,644,080
TrustCo Bank Corp. NY	1,294,004	6,832,341
Trustmark Corp.	888,126	19,947,310
UMB Financial Corp.	442,724	19,409,020
Umpqua Holdings Corp.	1,534,489	18,091,625
Union First Market Bankshares Corp.	276,371	4,358,371
United Bankshares Inc.	464,207	11,289,514
United Community Banks Inc.[a]	569,279	5,362,608
Univest Corp. of Pennsylvania	228,773	3,912,018
ViewPoint Financial Group	461,978	9,673,819
Virginia Commerce Bancorp Inc.[a]	365,399	3,270,321
Walker & Dunlop Inc.[a,b]	155,153	2,584,849
Washington Banking Co.	210,876	2,872,131
Washington Trust Bancorp Inc.	200,044	5,263,158
Webster Financial Corp.	989,333	20,330,793
WesBanco Inc.	349,075	7,756,447

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

West Bancorporation Inc.	221,012	$2,382,509
West Coast Bancorp	263,992	5,847,423
Westamerica Bancorp	382,138	16,275,257
Western Alliance Bancorp[a]	1,002,740	10,558,852
Wilshire Bancorp Inc.[a]	843,787	4,953,030
Wintrust Financial Corp.	498,066	18,279,022

		1,074,368,998

BEVERAGES — 0.15%
Boston Beer Co. Inc. (The) Class Aa,b	106,782	14,356,840
Central European Distribution Corp.[a,b]	902,103	1,957,564
Coca-Cola Bottling Co. Consolidated	63,513	4,223,615
Craft Brew Alliance Inc.[a,b]	143,776	931,668
Farmer Bros. Co.[a]	91,614	1,321,990
National Beverage Corp.	154,521	2,254,461

		25,046,138
BIOTECHNOLOGY — 2.27%
Acorda Therapeutics Inc.[a,b]	549,503	13,660,645
Aegerion Pharmaceuticals Inc.[a,b]	344,527	8,747,541
Affymax Inc.[a,b]	494,394	9,393,486
Agenus Inc.[a]	333,052	1,365,513
Alnylam Pharmaceuticals Inc.[a,b]	635,841	11,604,098
AMAG Pharmaceuticals Inc.[a]	291,227	4,283,949
Arena Pharmaceuticals Inc.[a,b]	2,984,387	26,919,171
ArQule Inc.[a,b]	803,718	2,242,373
Astex Pharmaceuticals Inc.[a,b]	1,266,116	3,684,398
BioCryst Pharmaceuticals Inc.[a,b]	669,928	951,298
Biotime Inc.[a,b]	415,739	1,305,420
Cambrex Corp.[a]	404,690	4,605,372
Celldex Therapeutics Inc.[a,b]	850,149	5,704,500
Ceres Inc.[a,b]	82,494	374,523
Coronado Biosciences Inc.[a]	239,456	1,079,947
Cubist Pharmaceuticals Inc.[a,b]	869,954	36,590,265
Curis Inc.[a,b]	1,075,587	3,689,263
Dendreon Corp.[a,b]	1,978,034	10,444,020
Discovery Laboratories Inc.[a,b]	591,808	1,248,715
Dynavax Technologies Corp.[a,b]	2,407,111	6,884,337
Emergent BioSolutions Inc.[a]	359,176	5,761,183
Enzon Pharmaceuticals Inc.	532,412	2,358,585
Exact Sciences Corp.[a,b]	876,747	9,284,751
Exelixis Inc.[a,b]	2,515,020	11,493,641
Geron Corp.[a,b]	1,806,595	2,547,299

Security	Shares	Value

GTx Inc.[a,b]	361,044	$1,516,385
Halozyme Therapeutics Inc.[a,b]	1,238,499	8,310,328
Harvard Bioscience Inc.[a]	341,133	1,494,163
ImmunoGen Inc.[a,b]	1,144,537	14,592,847
Immunomedics Inc.[a,b]	900,672	2,629,962
Intercept Pharmaceuticals Inc.[a]	70,208	2,403,922
InterMune Inc.[a,b]	901,519	8,735,719
Kythera Biopharmaceuticals Inc.[a]	75,293	2,284,390
Lexicon Pharmaceuticals Inc.[a,b]	2,889,510	6,414,712
Ligand Pharmaceuticals Inc. Class Ba,b	237,999	4,936,099
Maxygen Inc.	380,070	934,972
Medicines Co. (The)[a]	759,999	18,217,176
Merrimack Pharmaceuticals Inc.[a,b]	207,459	1,263,425
Momenta Pharmaceuticals Inc.[a,b]	648,823	7,643,135
NewLink Genetics Corp.[a,b]	172,613	2,157,663
Novavax Inc.[a,b]	1,788,249	3,379,791
NPS Pharmaceuticals Inc.[a,b]	1,182,227	10,758,266
Omeros Corp.[a,b]	358,135	1,858,721
OncoGenex Pharmaceutical Inc.[a,b]	198,926	2,609,909
Oncothyreon Inc.[a,b]	779,645	1,496,918
Pacific Biosciences of California Inc.[a]	506,356	860,805
PDL BioPharma Inc.[b]	1,918,948	13,528,583
Repligen Corp.[a,b]	420,464	2,644,719
RTI Biologics Inc.[a]	763,619	3,260,653
Sangamo BioSciences Inc.[a,b]	717,847	4,314,260
Seattle Genetics Inc.[a,b]	1,306,920	30,320,544
Sequenom Inc.[a,b]	1,582,417	7,469,008
Spectrum Pharmaceuticals Inc.[b]	821,891	9,196,960
Sunesis Pharmaceuticals Inc.[a,b]	407,442	1,711,256
Transcept Pharmaceuticals Inc.[a,b]	172,176	766,183
Trius Therapeutics Inc.[a,b]	360,071	1,721,139
Verastem Inc.[a,b]	87,359	767,886
Vical Inc.[a,b]	1,037,665	3,019,605
XOMA Corp.[a,b]	1,106,303	2,649,596
ZIOPHARM Oncology Inc.[a,b]	927,922	3,860,156

		375,954,149
BUILDING MATERIALS — 1.43%
AAON Inc.[b]	253,555	5,291,693
American DG Energy Inc.[a]	367,382	848,652
Apogee Enterprises Inc.	389,366	9,333,103
Builders FirstSource Inc.[a,b]	615,280	3,433,262
Comfort Systems USA Inc.	514,047	6,250,812
Drew Industries Inc.	265,014	8,546,702

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Eagle Materials Inc.	671,113	$39,260,110
Gibraltar Industries Inc.[a]	417,450	6,645,804
Griffon Corp.	628,610	7,203,871
Headwaters Inc.[a]	834,951	7,147,181
Louisiana-Pacific Corp.[a]	1,889,064	36,496,716
LSI Industries Inc.	264,024	1,850,808
NCI Building Systems Inc.[a]	247,860	3,445,254
Nortek Inc.[a]	107,002	7,088,883
Patrick Industries Inc.[a,b]	54,277	844,550
PGT Inc.[a,b]	267,154	1,202,193
Quanex Building Products Corp.	504,179	10,290,293
Simpson Manufacturing Co. Inc.	548,557	17,987,184
Texas Industries Inc.[a,b]	309,705	15,798,052
Trex Co. Inc.[a,b]	205,426	7,648,010
Universal Forest Products Inc.	272,141	10,352,244
USG Corp.[a,b]	1,019,335	28,612,733

		235,578,110
CHEMICALS — 1.90%
A. Schulman Inc.	406,285	11,753,825
Aceto Corp.	366,498	3,679,640
American Vanguard Corp.	381,588	11,855,939
Balchem Corp.	401,396	14,610,814
Chemtura Corp.[a]	1,357,529	28,861,066
Codexis Inc.[a,b]	360,383	796,446
Ferro Corp.[a,b]	1,180,979	4,936,492
Georgia Gulf Corp.[b]	469,582	19,384,345
H.B. Fuller Co.	687,094	23,924,613
Hawkins Inc.	127,421	4,923,547
Innophos Holdings Inc.	299,002	13,903,593
Innospec Inc.	318,504	10,985,203
KMG Chemicals Inc.	106,372	1,868,956
Kraton Performance Polymers Inc.[a]	442,454	10,632,170
Landec Corp.[a]	353,857	3,358,103
Minerals Technologies Inc.	486,781	19,432,297
Oil-Dri Corp. of America	69,336	1,913,674
Olin Corp.	1,102,888	23,811,352
OM Group Inc.[a]	445,739	9,895,406
OMNOVA Solutions Inc.[a]	629,362	4,411,828
PolyOne Corp.	1,233,416	25,186,355
Quaker Chemical Corp.	178,267	9,601,461
Rentech Inc.	2,364,333	6,218,196
Sensient Technologies Corp.	687,064	24,431,996
Spartech Corp.[a]	430,160	3,901,551
Stepan Co.	232,851	12,932,545

Security	Shares	Value

Zep Inc.	308,962	$4,461,411
Zoltek Companies Inc.[a,b]	376,075	2,914,581

		314,587,405
COAL — 0.33%
Arch Coal Inc.	2,924,641	21,408,372
Cloud Peak Energy Inc.[a]	837,216	16,183,385
Hallador Energy Co.	89,544	739,634
SunCoke Energy Inc.[a]	960,395	14,972,558
Westmoreland Coal Co.[a,b]	149,996	1,400,963

		54,704,912
COMMERCIAL SERVICES — 6.35%
ABM Industries Inc.	737,058	14,704,307
Acacia Research Corp.[a,b]	681,589	17,482,758
Accretive Health Inc.[a,b]	775,959	8,970,086
Advisory Board Co. (The)[a,b]	472,590	22,112,486
American Public Education Inc.[a,b]	248,411	8,970,121
AMN Healthcare Services Inc.[a]	609,506	7,039,794
Arbitron Inc.	362,941	16,942,086
ARC Document Solutions Inc.[a]	495,325	1,268,032
Ascent Media Corp. Class Aa	194,897	12,071,920
AVEO Pharmaceuticals Inc.[a,b]	530,453	4,270,147
Avis Budget Group Inc.[a,b]	1,460,097	28,939,123
Barrett Business Services Inc.	95,212	3,626,625
Bridgepoint Education Inc.[a,b]	235,648	2,427,174
Brink’s Co. (The)	648,060	18,489,152
Capella Education Co.[a,b]	174,339	4,921,590
Cardtronics Inc.[a]	605,276	14,369,252
Career Education Corp.[a]	704,856	2,481,093
Carriage Services Inc.	216,237	2,566,733
CBIZ Inc.[a,b]	525,484	3,105,610
CDI Corp.	186,810	3,200,055
Cenveo Inc.[a,b]	738,403	1,993,688
Chemed Corp.	263,719	18,088,486
Collectors Universe Inc.[b]	73,049	732,681
Consolidated Graphics Inc.[a,b]	102,144	3,566,868
Convergys Corp.	1,497,837	24,579,505
Corinthian Colleges Inc.[a,b]	1,070,160	2,611,190
Corporate Executive Board Co. (The)	461,689	21,911,760
CorVel Corp.[a]	83,474	3,742,139
CoStar Group Inc.[a,b]	387,421	34,623,815
CRA International Inc.[a]	145,691	2,880,311
Cross Country Healthcare Inc.[a]	366,314	1,758,307
Deluxe Corp.	702,377	22,644,635

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Education Management Corp.[a,b]	362,215	$1,586,502
Electro Rent Corp.	255,484	3,929,344
Ennis Inc.	363,300	5,620,251
Euronet Worldwide Inc.[a]	696,012	16,425,883
ExamWorks Group Inc.[a,b]	406,225	5,683,088
ExlService Holdings Inc.[a]	321,671	8,524,282
Forrester Research Inc.	195,711	5,245,055
Franklin Covey Co.[a,b]	189,856	2,449,142
FTI Consulting Inc.[a,b]	575,674	18,997,242
GEO Group Inc. (The)	973,083	27,440,941
Global Cash Access Inc.[a]	846,240	6,634,522
Grand Canyon Education Inc.[a,b]	551,376	12,940,795
Great Lakes Dredge & Dock Corp.	815,978	7,286,684
Green Dot Corp. Class Aa,b	326,750	3,986,350
H&E Equipment Services Inc.	397,735	5,993,866
Hackett Group Inc. (The)	335,024	1,433,903
Healthcare Services Group Inc.	925,229	21,493,070
Heartland Payment Systems Inc.	531,707	15,685,357
Heidrick & Struggles International Inc.	245,252	3,742,546
Hill International Inc.[a]	326,116	1,193,585
HMS Holdings Corp.[a,b]	1,182,149	30,641,302
Hudson Global Inc.[a,b]	456,327	2,044,345
Huron Consulting Group Inc.[a]	314,600	10,598,874
ICF International Inc.[a]	275,780	6,464,283
Insperity Inc.	312,305	10,168,651
Intersections Inc.	129,573	1,228,352
K12 Inc.[a,b]	369,034	7,543,055
Kelly Services Inc. Class A	372,099	5,856,838
Kforce Inc.	396,591	5,683,149
Korn/Ferry International[a]	657,836	10,433,279
Landauer Inc.	130,334	7,977,744
LifeLock Inc.[a,b]	268,914	2,186,271
Lincoln Educational Services Corp.	312,728	1,748,150
Live Nation Entertainment Inc.[a]	1,920,311	17,878,095
Mac-Gray Corp.	163,103	2,046,943
Matthews International Corp. Class A	386,887	12,419,073
MAXIMUS Inc.	466,926	29,519,062
McGrath RentCorp	340,717	9,887,607
Medifast Inc.[a]	189,027	4,988,423
MoneyGram International Inc.[a,b]	299,578	3,981,392
Monro Muffler Brake Inc.[b]	426,021	14,897,954
Monster Worldwide Inc.[a,b]	1,674,716	9,411,904

Security	Shares	Value

Multi-Color Corp.	184,084	$4,416,175
National American University Holdings Inc.	141,398	544,382
National Research Corp.	34,360	1,862,312
Navigant Consulting Inc.[a]	715,274	7,982,458
Odyssey Marine Exploration Inc.[a,b]	1,000,184	2,970,546
On Assignment Inc.[a]	589,274	11,950,477
PAREXEL International Corp.[a]	824,588	24,399,559
PDI Inc.[a,b]	136,827	1,039,885
Pendrell Corp.[a,b]	2,117,261	2,688,921
Performant Financial Corp.[a]	127,715	1,289,922
PHH Corp.[a,b]	780,802	17,763,246
Premier Exhibitions Inc.[a]	351,306	952,039
PRGX Global Inc.[a]	320,967	2,070,237
Providence Service Corp. (The)[a]	178,164	3,027,006
Quad Graphics Inc.	345,078	7,036,140
Rent-A-Center Inc.	817,372	28,084,902
Resources Connection Inc.	588,352	7,024,923
RPX Corp.[a]	287,939	2,602,969
ServiceSource International Inc.[a,b]	676,393	3,956,899
Sotheby’s	931,432	31,314,744
Standard Parking Corp.[a,b]	213,584	4,696,712
Steiner Leisure Ltd.[a,b]	210,254	10,132,140
Stewart Enterprises Inc. Class A	1,032,135	7,885,511
Strayer Education Inc.	162,555	9,130,714
Swisher Hygiene Inc.[a,b]	1,533,640	2,683,870
Team Health Holdings Inc.[a,b]	389,426	11,203,786
Team Inc.[a,b]	273,208	10,392,832
TeleTech Holdings Inc.[a]	313,442	5,579,268
TMS International Corp.[a]	174,738	2,187,720
TNS Inc.[a]	336,343	6,972,390
Tree.com Inc.	82,388	1,485,456
TrueBlue Inc.[a]	556,655	8,767,316
Universal Technical Institute Inc.	292,923	2,940,947
Valassis Communications Inc.[b]	545,371	14,059,664
Viad Corp.	277,020	7,523,863
VistaPrint NVa,b	471,230	15,484,618
Westway Group Inc.[a]	165,854	1,106,246
WEX Inc.[a]	533,403	40,202,584
Zipcar Inc.[a,b]	365,869	3,014,761

		1,049,416,823
COMPUTERS — 1.85%
3D Systems Corp.[a,b]	643,030	34,305,651

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Acorn Energy Inc.[b]	243,795	$1,904,039
Agilysys Inc.[a]	200,749	1,680,269
CACI International Inc. Class Aa,b	310,936	17,110,808
Carbonite Inc.[a,b]	153,937	1,423,917
CIBER Inc.[a]	992,544	3,315,097
Computer Task Group Inc.[a,b]	208,896	3,808,174
Cray Inc.[a]	510,812	8,147,451
Datalink Corp.[a]	207,888	1,777,442
Digimarc Corp.	96,721	2,002,125
Echelon Corp.[a,b]	517,776	1,268,551
Electronics For Imaging Inc.[a,b]	636,879	12,094,332
FleetMatics Group PLC[a]	133,739	3,364,873
iGATE Corp.[a]	444,328	7,007,053
Imation Corp.[a,b]	420,962	1,965,893
Immersion Corp.[a,b]	395,639	2,718,040
Insight Enterprises Inc.[a]	611,478	10,621,373
j2 Global Inc.	634,362	19,398,790
KEY Tronic Corp.[a]	142,784	1,462,108
Keyw Holding Corp. (The)[a]	345,814	4,388,380
LivePerson Inc.[a]	753,178	9,896,759
Manhattan Associates Inc.[a]	278,665	16,814,646
Mattersight Corp.[a]	138,630	688,991
Maxwell Technologies Inc.[a,b]	397,059	3,291,619
Mentor Graphics Corp.[a]	1,283,117	21,838,651
Mercury Systems Inc.[a]	421,081	3,873,945
MTS Systems Corp.	220,636	11,236,991
NetScout Systems Inc.[a]	504,102	13,101,611
OCZ Technology Group Inc.[a,b]	916,522	1,750,557
Qualys Inc.[a]	129,682	1,917,997
Quantum Corp.[a,b]	3,269,003	4,053,564
RadiSys Corp.[a]	312,107	930,079
RealD Inc.[a,b]	574,489	6,440,022
Silicon Graphics International Corp.[a,b]	436,541	4,465,814
Spansion Inc. Class Aa	666,494	9,270,932
STEC Inc.[a,b]	480,246	2,367,613
Super Micro Computer Inc.[a,b]	396,707	4,046,411
Sykes Enterprises Inc.[a]	534,504	8,135,151
Synaptics Inc.[a,b]	462,062	13,847,998
Syntel Inc.	211,697	11,344,842
Unisys Corp.[a,b]	600,281	10,384,861
Virtusa Corp.[a]	253,797	4,169,885
Vocera Communications Inc.[a,b]	99,330	2,493,183

		306,126,488

Security	Shares	Value

COSMETICS & PERSONAL CARE — 0.13%
Elizabeth Arden Inc.[a,b]	345,716	$15,560,677
Inter Parfums Inc.	222,991	4,339,405
Revlon Inc. Class Aa	154,587	2,241,512

		22,141,594
DISTRIBUTION & WHOLESALE — 1.04%
Beacon Roofing Supply Inc.[a,b]	645,739	21,490,194
BlueLinx Holdings Inc.[a]	330,002	927,306
Core-Mark Holding Co. Inc.	157,704	7,467,284
Houston Wire & Cable Co.	243,790	2,991,303
MWI Veterinary Supply Inc.[a]	175,260	19,278,600
Owens & Minor Inc.[b]	874,621	24,935,445
Pool Corp.	653,543	27,657,940
Rentrak Corp.[a,b]	126,886	2,473,008
ScanSource Inc.[a]	378,680	12,030,663
Titan Machinery Inc.[a,b]	234,594	5,794,472
United Stationers Inc.	557,839	17,287,431
Watsco Inc.	404,323	30,283,793

		172,617,439
DIVERSIFIED FINANCIAL SERVICES — 2.62%
Aircastle Ltd.	808,305	10,136,145
Arlington Asset Investment Corp. Class A	148,404	3,082,351
Artio Global Investors Inc. Class A	424,510	806,569
Asset Acceptance Capital Corp.[a,b]	216,247	973,112
Asta Funding Inc.	134,262	1,276,832
BGC Partners Inc. Class A	1,367,265	4,730,737
Calamos Asset Management Inc. Class A	262,931	2,779,181
California First National Bancorp	31,731	474,378
CIFC Corp.[a]	89,552	716,416
Cohen & Steers Inc.[b]	254,778	7,763,086
Cowen Group Inc. Class Aa	1,191,519	2,919,222
Credit Acceptance Corp.[a,b]	107,961	10,977,474
DFC Global Corp.[a,b]	603,281	11,166,731
Diamond Hill Investment Group Inc.	37,572	2,549,636
Doral Financial Corp.[a]	1,757,847	1,272,857
Duff & Phelps Corp. Class A	432,870	6,761,429
Ellie Mae Inc.[a,b]	344,756	9,566,979
Encore Capital Group Inc.[a]	301,946	9,245,587
Epoch Holding Corp.	218,049	6,083,567
Evercore Partners Inc. Class A	392,445	11,847,915
FBR & Co.[a]	502,355	1,944,114
Federal Agricultural Mortgage Corp. Class C NVS	135,925	4,417,563

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Financial Engines Inc.[a,b]	635,318	$17,630,074
First Marblehead Corp. (The)[a,b]	802,183	623,216
FXCM Inc. Class Ab	329,126	3,314,299
GAIN Capital Holdings Inc.	202,867	829,726
GAMCO Investors Inc. Class A	87,988	4,669,523
GFI Group Inc.	936,639	3,034,710
Greenhill & Co. Inc.	400,420	20,817,836
Higher One Holdings Inc.[a,b]	439,007	4,627,134
Horizon Technology Finance Corp.	105,768	1,574,886
INTL FCStone Inc.[a,b]	188,123	3,275,221
Investment Technology Group Inc.[a]	539,779	4,858,011
JMP Group Inc.	220,035	1,335,612
KBW Inc.	478,721	7,324,431
Knight Capital Group Inc. Class Aa	2,504,926	8,792,290
Ladenburg Thalmann Financial Services Inc.[a,b]	1,391,540	1,948,156
Manning & Napier Inc.	185,781	2,340,841
MarketAxess Holdings Inc.	500,469	17,666,556
Marlin Business Services Corp.	110,968	2,226,018
Medley Capital Corp.	397,340	5,785,270
MicroFinancial Inc.	115,954	844,145
National Financial Partners Corp.[a,b]	555,966	9,529,257
Nationstar Mortgage Holdings Inc.[a,b]	264,557	8,195,976
Nelnet Inc. Class A	329,181	9,806,302
Netspend Holdings Inc.[a,b]	385,720	4,559,210
NewStar Financial Inc.[a,b]	360,810	5,054,948
Nicholas Financial Inc.	136,609	1,693,952
Ocwen Financial Corp.[a]	1,477,527	51,107,659
Oppenheimer Holdings Inc. Class A	144,875	2,501,991
Piper Jaffray Companies Inc.[a]	210,550	6,764,972
Portfolio Recovery Associates Inc.[a]	235,461	25,161,362
Pzena Investment Management Inc. Class A	136,293	735,982
Regional Management Corp.[a]	66,039	1,092,945
SeaCube Container Leasing Ltd.[b]	149,895	2,825,521
Stifel Financial Corp.[a]	739,406	23,638,810
SWS Group Inc.[a]	399,373	2,112,683
Teton Advisors Inc. Class Bb	1,397	29,337
Virtus Investment Partners Inc.[a]	83,352	10,080,591
WageWorks Inc.[a]	95,546	1,700,719
Walter Investment Management Corp.[a]	492,365	21,181,542
Westwood Holdings Group Inc.	90,521	3,702,309
WisdomTree Investments Inc.[a]	814,486	4,984,654
World Acceptance Corp.[a,b]	143,560	10,703,834

		432,174,392

Security	Shares	Value

ELECTRIC — 2.13%
ALLETE Inc.	523,057	$21,434,876
Ameresco Inc. Class Aa,b	274,482	2,692,668
Atlantic Power Corp.	1,559,141	17,820,982
Avista Corp.	804,629	19,399,605
Black Hills Corp.	607,298	22,069,209
CH Energy Group Inc.	204,658	13,347,795
Cleco Corp.	836,996	33,488,210
El Paso Electric Co.	549,070	17,520,824
Empire District Electric Co. (The)	581,543	11,851,846
EnerNOC Inc.[a,b]	337,496	3,965,578
Genie Energy Ltd. Class B	207,992	1,476,743
IDACORP Inc.	688,978	29,867,196
MGE Energy Inc.	316,981	16,150,182
NorthWestern Corp.	499,061	17,332,389
NRG Energy Inc.	1	23
Ormat Technologies Inc.[b]	242,216	4,669,925
Otter Tail Corp.	498,826	12,470,650
Pike Electric Corp.	234,608	2,240,506
PNM Resources Inc.	1,097,375	22,507,161
Portland General Electric Co.	1,038,861	28,423,237
UIL Holdings Corp.	697,289	24,969,919
Unitil Corp.	187,689	4,864,899
UNS Energy Corp.	554,403	23,517,775

		352,082,198
ELECTRICAL COMPONENTS & EQUIPMENT — 1.07%
Acuity Brands Inc.	581,268	39,369,282
Advanced Energy Industries Inc.[a,b]	549,939	7,594,658
American Superconductor Corp.[a,b]	535,058	1,401,852
Belden Inc.	626,278	28,176,247
Capstone Turbine Corp.[a,b]	4,068,091	3,620,601
Coleman Cable Inc.	120,113	1,113,448
Encore Wire Corp.	228,477	6,925,138
EnerSys Inc.[a]	660,121	24,840,353
Generac Holdings Inc.	339,401	11,644,848
Graham Corp.	136,081	2,653,580
Insteel Industries Inc.	242,006	3,020,235
Littelfuse Inc.	297,162	18,337,867
Powell Industries Inc.[a]	124,197	5,157,901
Power-One Inc.[a]	913,649	3,755,097
SunPower Corp.[a,b]	541,601	3,043,798
Universal Display Corp.[a,b]	544,907	13,960,517
Vicor Corp.[a]	269,746	1,462,023

		176,077,445

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

ELECTRONICS — 2.40%
American Science and Engineering Inc.	116,348	$7,587,053
Analogic Corp.	168,179	12,495,700
Badger Meter Inc.	198,686	9,419,703
Bel Fuse Inc. Class B	145,098	2,836,666
Benchmark Electronics Inc.[a]	790,690	13,141,268
Brady Corp. Class A	672,793	22,471,286
Checkpoint Systems Inc.[a]	552,463	5,933,453
Coherent Inc.	324,707	16,436,668
CTS Corp.	465,198	4,945,055
Cymer Inc.[a]	424,799	38,414,574
Daktronics Inc.	501,678	5,553,575
Electro Scientific Industries Inc.	320,803	3,191,990
ESCO Technologies Inc.	366,918	13,726,402
FARO Technologies Inc.[a]	233,249	8,322,324
FEI Co.	521,907	28,944,962
Fluidigm Corp.[a,b]	337,903	4,835,392
GSI Group Inc.[a,b]	397,014	3,438,141
II-VI Inc.[a]	725,735	13,259,178
InvenSense Inc.[a,b]	505,117	5,611,850
Kemet Corp.[a]	611,263	3,074,653
Measurement Specialties Inc.[a]	208,804	7,174,505
Mesa Laboratories Inc.	35,358	1,771,789
Methode Electronics Inc.	505,682	5,071,990
Multi-Fineline Electronix Inc.[a]	118,632	2,397,553
Newport Corp.[a]	528,110	7,103,080
NVE Corp.[a,b]	65,775	3,649,855
OSI Systems Inc.[a]	272,295	17,437,772
Park Electrochemical Corp.	287,283	7,391,792
Plexus Corp.[a]	482,471	12,447,752
Rofin-Sinar Technologies Inc.[a,b]	393,498	8,531,037
Rogers Corp.[a]	223,237	11,085,949
Sanmina Corp.[a,b]	1,118,213	12,378,618
Stoneridge Inc.[a]	383,237	1,962,173
Sypris Solutions Inc.	144,680	572,933
Taser International Inc.[a,b]	712,478	6,369,553
TTM Technologies Inc.[a]	734,755	6,759,746
Viasystems Group Inc.[a,b]	52,468	640,110
Vishay Precision Group Inc.[a,b]	168,409	2,226,367
Watts Water Technologies Inc. Class A	385,239	16,561,425
Woodward Inc.	949,703	36,212,175
Zagg Inc.[a,b]	346,593	2,550,925
Zygo Corp.[a]	221,734	3,481,224

		397,418,216

Security	Shares	Value

ENERGY — ALTERNATE SOURCES — 0.18%
Amyris Inc.[a,b]	412,713	$1,287,665
Clean Energy Fuels Corp.[a,b]	911,272	11,345,336
Enphase Energy Inc.[a,b]	108,781	397,051
FuelCell Energy Inc.[a,b]	2,054,535	1,884,009
FutureFuel Corp.	263,131	3,115,471
Gevo Inc.[a,b]	411,718	634,046
Green Plains Renewable Energy Inc.[a,b]	339,880	2,688,451
KiOR Inc. Class Aa,b	359,542	2,304,664
Renewable Energy Group Inc.[a,b]	99,797	584,810
REX American Resources Corp.[a]	76,208	1,470,052
Saratoga Resources Inc.[a]	275,483	975,210
Solazyme Inc.[a,b]	445,619	3,502,565

		30,189,330
ENGINEERING & CONSTRUCTION — 0.83%
Aegion Corp.[a,b]	538,722	11,954,241
Argan Inc.	134,186	2,415,348
Dycom Industries Inc.[a]	463,567	9,178,627
EMCOR Group Inc.	917,532	31,755,782
Exponent Inc.[a]	184,554	10,303,650
Granite Construction Inc.	530,037	17,819,844
Layne Christensen Co.[a,b]	274,500	6,662,115
MasTec Inc.[a,b]	754,952	18,820,953
Michael Baker Corp.	117,854	2,938,100
Mistras Group Inc.[a]	216,975	5,357,113
MYR Group Inc.[a]	283,727	6,312,926
Orion Marine Group Inc.[a]	371,175	2,713,289
Sterling Construction Co. Inc.[a]	223,606	2,222,644
Tutor Perini Corp.[a]	494,156	6,769,937
VSE Corp.	56,527	1,385,477

		136,610,046
ENTERTAINMENT — 1.06%
Bluegreen Corp.[a]	195,783	1,836,445
Carmike Cinemas Inc.[a]	240,729	3,610,935
Churchill Downs Inc.	178,562	11,865,445
International Speedway Corp. Class A	381,884	10,547,636
Isle of Capri Casinos Inc.[a]	286,108	1,602,205
Lions Gate Entertainment Corp.[a,b]	1,163,176	19,076,086
Marriott Vacations Worldwide Corp.[a]	366,539	15,273,680
Multimedia Games Holding Co. Inc.[a]	379,723	5,585,725
National CineMedia Inc.	773,758	10,933,200
Pinnacle Entertainment Inc.[a]	808,879	12,804,555
Reading International Inc. Class Aa	228,181	1,371,368
Scientific Games Corp. Class Aa	720,000	6,242,400

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

SHFL Entertainment Inc.[a]	754,230	$10,936,335
Six Flags Entertainment Corp.	545,135	33,362,262
Speedway Motorsports Inc.	157,960	2,818,006
Vail Resorts Inc.	495,666	26,810,574

		174,676,857
ENVIRONMENTAL CONTROL — 0.65%
ADA-ES Inc.[a,b]	122,548	2,068,610
Calgon Carbon Corp.[a]	780,873	11,072,779
Casella Waste Systems Inc. Class Aa	508,693	2,228,075
CECO Environmental Corp.	98,096	976,055
Darling International Inc.[a]	1,618,984	25,968,503
Energy Recovery Inc.[a,b]	621,039	2,111,533
EnergySolutions Inc.[a]	1,087,971	3,394,470
GSE Holding Inc.[a,b]	110,794	686,923
Heckmann Corp.[a,b]	1,927,927	7,769,546
Heritage-Crystal Clean Inc.[a,b]	104,823	1,573,393
Met-Pro Corp.	201,325	1,950,839
Metalico Inc.[a]	552,146	1,082,206
Mine Safety Appliances Co.	378,334	16,158,645
Tetra Tech Inc.[a,b]	873,604	23,106,826
TRC Companies Inc.[a,b]	210,773	1,226,699
US Ecology Inc.	254,276	5,985,657

		107,360,759
FOOD — 1.96%
Annie’s Inc.[a,b]	67,954	2,271,702
Arden Group Inc. Class A	15,463	1,391,206
B&G Foods Inc. Class A	724,334	20,505,896
Boulder Brands Inc.[a]	807,808	10,420,723
Cal-Maine Foods Inc.	198,818	7,996,460
Calavo Growers Inc.	165,735	4,178,179
Chefs’ Warehouse Inc. (The)[a,b]	149,826	2,368,749
Chiquita Brands International Inc.[a,b]	628,618	5,186,099
Diamond Foods Inc.[b]	301,240	4,117,951
Dole Food Co. Inc.[a,b]	489,338	5,612,707
Fresh Del Monte Produce Inc.	525,174	13,838,335
Hain Celestial Group Inc.[a,b]	507,153	27,497,836
Harris Teeter Supermarkets Inc.	604,320	23,302,579
Ingles Markets Inc. Class A	172,515	2,977,609
Inventure Foods Inc.[a,b]	178,215	1,156,615
J&J Snack Foods Corp.	203,093	12,985,766
John B. Sanfilippo & Son Inc.	108,506	1,972,639
Lancaster Colony Corp.	253,276	17,524,167

Security	Shares	Value

Lifeway Foods Inc.	64,072	$559,989
Nash-Finch Co.	166,369	3,540,332
Pilgrim’s Pride Corp.[a,b]	837,116	6,069,091
Post Holdings Inc.[a,b]	360,177	12,336,062
Sanderson Farms Inc.	315,083	14,982,197
Seaboard Corp.	4,190	10,600,197
Seneca Foods Corp. Class Aa	113,661	3,455,294
Snyders-Lance Inc.	605,410	14,596,435
Spartan Stores Inc.	295,637	4,540,984
SUPERVALU Inc.[b]	2,924,464	7,223,426
Tootsie Roll Industries Inc.[b]	324,443	8,409,563
TreeHouse Foods Inc.[a]	494,952	25,801,848
United Natural Foods Inc.[a]	670,686	35,942,063
Village Super Market Inc. Class A	114,535	3,763,620
Weis Markets Inc.	152,262	5,964,103

		323,090,422
FOREST PRODUCTS & PAPER — 0.71%
Boise Inc.	1,378,985	10,962,931
Buckeye Technologies Inc.	540,450	15,516,319
Clearwater Paper Corp.[a]	322,666	12,635,601
Deltic Timber Corp.	149,551	10,561,292
KapStone Paper and Packaging Corp.	554,426	12,302,713
Neenah Paper Inc.	219,090	6,237,492
Orchids Paper Products Co.	78,521	1,587,695
P.H. Glatfelter Co.	585,411	10,232,984
Resolute Forest Products Inc.[a,b]	1,111,260	14,713,082
Schweitzer-Mauduit International Inc.	428,061	16,707,221
Wausau Paper Corp.	601,400	5,208,124

		116,665,454
GAS — 1.00%
Chesapeake Utilities Corp.	132,868	6,032,207
Delta Natural Gas Co. Inc.	92,690	1,812,089
Laclede Group Inc. (The)	308,039	11,893,386
New Jersey Resources Corp.	572,299	22,674,486
Northwest Natural Gas Co.	367,521	16,244,428
Piedmont Natural Gas Co.	985,387	30,852,467
South Jersey Industries Inc.	418,881	21,082,281
Southwest Gas Corp.	634,597	26,913,259
WGL Holdings Inc.	709,162	27,792,059

		165,296,662
HAND & MACHINE TOOLS — 0.13%
Franklin Electric Co. Inc.	323,029	20,082,713

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Hardinge Inc.	159,317	$1,583,611

		21,666,324
HEALTH CARE — PRODUCTS — 3.25%
Abaxis Inc.	298,545	11,076,020
ABIOMED Inc.[a,b]	461,039	6,205,585
Accuray Inc.[a,b]	986,514	6,343,285
Affymetrix Inc.[a]	963,782	3,055,189
Alphatec Holdings Inc.[a]	740,565	1,221,932
AngioDynamics Inc.[a]	335,535	3,687,530
ArthroCare Corp.[a]	381,308	13,189,444
AtriCure Inc.[a,b]	199,721	1,378,075
Atrion Corp.	21,876	4,287,696
BG Medicine Inc.[a]	147,285	340,228
Cantel Medical Corp.	292,094	8,683,955
Cardiovascular Systems Inc.[a,b]	229,735	2,883,174
Cepheid Inc.[a,b]	902,325	30,507,608
Cerus Corp.[a,b]	744,532	2,352,721
Chindex International Inc.[a,b]	163,001	1,711,511
Conceptus Inc.[a,b]	431,804	9,072,202
CONMED Corp.	388,222	10,850,805
CryoLife Inc.	377,894	2,354,280
Cyberonics Inc.[a]	377,652	19,838,060
Cynosure Inc. Class Aa	171,882	4,144,075
DexCom Inc.[a,b]	940,501	12,800,219
Endologix Inc.[a,b]	759,322	10,812,745
EnteroMedics Inc.[a,b]	371,239	1,039,469
Exactech Inc.[a]	117,699	1,994,998
Female Health Co. (The)	263,075	1,888,879
Genomic Health Inc.[a,b]	219,530	5,984,388
Globus Medical Inc. Class Aa,b	131,621	1,380,704
Greatbatch Inc.[a]	326,393	7,585,373
Haemonetics Corp.[a,b]	697,360	28,480,182
Hanger Inc.[a]	470,400	12,870,144
Hansen Medical Inc.[a,b]	748,006	1,555,852
HeartWare International Inc.[a,b]	193,958	16,282,774
ICU Medical Inc.[a]	172,550	10,513,472
ImmunoCellular Therapeutics Ltd.[a]	695,370	1,335,110
Insulet Corp.[a,b]	655,182	13,902,962
Integra LifeSciences Holdings Corp.[a]	267,701	10,432,308
Invacare Corp.	440,005	7,172,082
Luminex Corp.[a]	573,607	9,613,653
MAKO Surgical Corp.[a,b]	541,178	6,964,961
Masimo Corp.	684,849	14,388,677
Merge Healthcare Inc.[a,b]	804,501	1,987,117

Security	Shares	Value

Meridian Bioscience Inc.	566,135	$11,464,234
Merit Medical Systems Inc.[a]	579,664	8,057,330
Natus Medical Inc.[a]	410,283	4,586,964
Navidea Biopharmaceuticals Inc.[a,b]	1,317,180	3,727,619
NuVasive Inc.[a]	592,152	9,154,670
NxStage Medical Inc.[a,b]	709,104	7,977,420
OraSure Technologies Inc.[a]	743,554	5,338,718
Orthofix International NVa,b	256,651	10,094,084
Palomar Medical Technologies Inc.[a]	267,390	2,462,662
PhotoMedex Inc.[a,b]	178,666	2,592,444
PSS World Medical Inc.[a,b]	691,495	19,970,376
Quidel Corp.[a,b]	390,327	7,287,405
Rochester Medical Corp.[a,b]	144,649	1,458,062
Rockwell Medical Technologies Inc.[a,b]	284,104	2,287,037
Solta Medical Inc.[a]	931,687	2,487,604
Spectranetics Corp.[a,b]	473,643	6,995,707
Staar Surgical Co.[a,b]	494,778	3,018,146
Steris Corp.	795,433	27,625,388
SurModics Inc.[a]	175,505	3,924,292
Symmetry Medical Inc.[a]	500,780	5,268,206
Tornier NVa,b	218,828	3,674,122
Unilife Corp.[a,b]	1,089,157	2,472,386
Utah Medical Products Inc.	44,687	1,610,966
Vascular Solutions Inc.[a,b]	226,868	3,584,514
Volcano Corp.[a,b]	730,679	17,251,331
West Pharmaceutical Services Inc.	466,286	25,529,158
Wright Medical Group Inc.[a,b]	538,737	11,308,090
Young Innovations Inc.	76,256	3,005,249
Zeltiq Aesthetics Inc.[a,b]	231,002	1,069,539

		537,453,167
HEALTH CARE — SERVICES — 1.67%
Acadia Healthcare Co. Inc.[a,b]	372,534	8,691,218
Air Methods Corp.	527,754	19,468,845
Almost Family Inc.	112,486	2,278,966
Amedisys Inc.[a]	410,874	4,630,550
AmSurg Corp.[a]	434,045	13,025,690
Assisted Living Concepts Inc. Class A	264,346	2,577,374
Bio-Reference Laboratories Inc.[a,b]	337,104	9,671,514
Capital Senior Living Corp.[a]	388,998	7,270,373
Centene Corp.[a]	708,022	29,028,902
Emeritus Corp.[a,b]	422,835	10,452,481
Ensign Group Inc. (The)	240,492	6,538,978
Five Star Quality Care Inc.[a]	579,536	2,903,475
Gentiva Health Services Inc.[a]	420,698	4,228,015

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

HealthSouth Corp.[a,b]	1,315,219	$27,764,273
Healthways Inc.[a]	456,235	4,881,715
IPC The Hospitalist Co. Inc.[a,b]	229,071	9,096,409
Kindred Healthcare Inc.[a]	729,388	7,891,978
LHC Group Inc.[a,b]	202,144	4,305,667
Magellan Health Services Inc.[a]	374,731	18,361,819
Molina Healthcare Inc.[a]	410,845	11,117,466
National Healthcare Corp.	145,870	6,858,807
Select Medical Holdings Corp.	477,340	4,501,316
Skilled Healthcare Group Inc. Class Aa,b	262,922	1,674,813
Sunrise Senior Living Inc.[a,b]	798,536	11,482,948
Triple-S Management Corp. Class Ba	266,952	4,930,603
U.S. Physical Therapy Inc.	160,668	4,424,797
Universal American Corp.	511,931	4,397,487
Vanguard Health Systems Inc.[a]	442,008	5,414,598
WellCare Health Plans Inc.[a]	592,692	28,858,174

		276,729,251
HOLDING COMPANIES — DIVERSIFIED — 1.16%
Apollo Investment Corp.	2,794,070	23,358,425
BlackRock Kelso Capital Corp.[c]	875,995	8,812,510
Capital Southwest Corp.	41,361	4,120,796
Fifth Street Finance Corp.	1,452,322	15,133,195
Gladstone Capital Corp.	287,429	2,345,421
Gladstone Investment Corp.	354,683	2,468,594
Golub Capital BDC Inc.	214,625	3,429,708
Harbinger Group Inc.[a]	572,508	4,402,587
Home Loan Servicing Solutions Ltd.[b]	399,278	7,546,354
Horizon Pharma Inc.[a,b]	546,940	1,274,370
KCAP Financial Inc.[b]	296,663	2,726,333
Main Street Capital Corp.[b]	420,744	12,836,899
MCG Capital Corp.	995,264	4,578,214
Medallion Financial Corp.	244,653	2,872,226
MVC Capital Inc.	326,229	3,963,682
National Bank Holdings Corp. Class A	107,524	2,041,881
New Mountain Finance Corp.	267,194	3,981,191
NGP Capital Resources Co.	294,931	2,129,402
OFS Capital Corp.[a]	99,199	1,358,034
PennantPark Investment Corp.	901,759	9,914,840
Primoris Services Corp.	414,124	6,228,425
Prospect Capital Corp.	2,622,768	28,509,488
Resource America Inc. Class A	164,119	1,094,674
Solar Capital Ltd.	530,495	12,684,135
Solar Senior Capital Ltd.	129,461	2,415,742

Security	Shares	Value

Stellus Capital Investment Corp.	119,033	$1,949,761
TCP Capital Corp.	78,570	1,158,122
THL Credit Inc.	210,047	3,106,595
TICC Capital Corp.	571,284	5,781,394
Triangle Capital Corp.[b]	375,255	9,565,250

		191,788,248
HOME BUILDERS — 0.73%
Beazer Homes USA Inc.[a,b]	337,607	5,702,182
Cavco Industries Inc.[a,b]	95,854	4,790,783
Hovnanian Enterprises Inc. Class Aa,b	1,442,796	10,099,572
KB Home[b]	1,058,291	16,720,998
M.D.C. Holdings Inc.	524,335	19,274,555
M/I Homes Inc.[a,b]	293,905	7,788,482
Meritage Homes Corp.[a]	419,593	15,671,798
Ryland Group Inc. (The)	614,510	22,429,615
Standard-Pacific Corp.[a,b]	1,586,813	11,663,076
Winnebago Industries Inc.[a,b]	404,789	6,934,036

		121,075,097
HOME FURNISHINGS — 0.53%
American Woodmark Corp.[a]	132,285	3,680,169
Bassett Furniture Industries Inc.	153,538	1,914,619
DTS Inc.[a,b]	249,236	4,162,241
Ethan Allen Interiors Inc.[b]	333,088	8,563,692
Flexsteel Industries	61,466	1,318,446
Hooker Furniture Corp.	146,876	2,134,108
Kimball International Inc. Class B	451,811	5,245,526
La-Z-Boy Inc.	709,939	10,045,637
Sealy Corp.[a,b]	690,852	1,499,149
Select Comfort Corp.[a,b]	777,711	20,352,697
Skullcandy Inc.[a,b]	220,358	1,716,589
TiVo Inc.[a,b]	1,710,051	21,067,828
Universal Electronics Inc.[a]	204,313	3,953,456
VOXX International Corp.[a]	249,647	1,680,124

		87,334,281
HOUSEHOLD PRODUCTS & WARES — 0.54%
A.T. Cross Co. Class Aa,b	129,234	1,393,142
ACCO Brands Corp.[a,b]	1,558,450	11,439,023
American Greetings Corp. Class Ab	432,890	7,311,512
Blyth Inc.[b]	141,202	2,195,691
Central Garden & Pet Co. Class Aa	534,648	5,587,072
CSS Industries Inc.	132,553	2,901,585
Helen of Troy Ltd.[a]	434,848	14,519,575
Prestige Brands Holdings Inc.[a]	689,914	13,818,977

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Spectrum Brands Holdings Inc.[a]	314,635	$14,136,551
Tumi Holdings Inc.[a]	298,386	6,221,348
WD-40 Co.	220,096	10,368,723

		89,893,199
HOUSEWARES — 0.04%
Libbey Inc.[a,b]	284,175	5,498,786
Lifetime Brands Inc.	132,846	1,409,496

		6,908,282
INSURANCE — 2.55%
Alterra Capital Holdings Ltd.	1,178,087	33,210,273
American Equity Investment Life Holding Co.	822,435	10,041,931
American Safety Insurance Holdings Ltd.[a]	123,848	2,343,204
Amerisafe Inc.[a]	250,845	6,835,526
AmTrust Financial Services Inc.	368,252	10,565,150
Argo Group International Holdings Ltd.	355,638	11,945,880
Baldwin & Lyons Inc. Class B	124,256	2,964,748
Citizens Inc.[a,b]	540,004	5,967,044
CNO Financial Group Inc.	2,760,170	25,752,386
Crawford & Co. Class B	360,645	2,877,947
Donegal Group Inc. Class A	107,284	1,506,267
Eastern Insurance Holdings Inc.	90,499	1,545,723
eHealth Inc.[a]	270,197	7,425,014
EMC Insurance Group Inc.	60,413	1,442,662
Employers Holdings Inc.	393,144	8,090,904
Enstar Group Ltd.[a]	115,574	12,941,977
FBL Financial Group Inc. Class A	131,056	4,483,426
First American Financial Corp.	1,458,504	35,135,361
Fortegra Financial Corp.[a,b]	91,472	813,186
Global Indemnity PLC[a]	140,131	3,101,099
Greenlight Capital Re Ltd. Class Aa,b	385,769	8,903,549
Hallmark Financial Services Inc.[a,b]	194,512	1,826,468
Hilltop Holdings Inc.[a,b]	548,081	7,421,017
Homeowners Choice Inc.[b]	115,487	2,400,975
Horace Mann Educators Corp.	544,267	10,863,569
Independence Holding Co.	112,694	1,072,847
Infinity Property and Casualty Corp.	162,677	9,474,309
Investors Title Co.	16,839	1,010,340
Kansas City Life Insurance Co.	57,674	2,200,840
Maiden Holdings Ltd.	695,230	6,389,164
Meadowbrook Insurance Group Inc.	687,664	3,974,698

Security	Shares	Value

MGIC Investment Corp.[a]	2,578,231	$6,858,094
Montpelier Re Holdings Ltd.[b]	686,883	15,702,145
National Interstate Corp.	85,429	2,462,064
National Western Life Insurance Co. Class A	29,987	4,730,149
Navigators Group Inc. (The)[a]	138,076	7,051,541
OneBeacon Insurance Group Ltd. Class A	316,339	4,397,112
Phoenix Companies Inc. (The)[a,b]	81,463	2,014,580
Platinum Underwriters Holdings Ltd.	451,691	20,777,786
Primerica Inc.	608,106	18,249,261
Radian Group Inc.[b]	1,838,075	11,230,638
RLI Corp.	290,892	18,809,077
Safety Insurance Group Inc.	174,924	8,076,241
Seabright Holdings Inc.	270,843	2,998,232
Selective Insurance Group Inc.	751,762	14,486,454
State Auto Financial Corp.	201,763	3,014,339
Stewart Information Services Corp.	254,047	6,605,222
Symetra Financial Corp.	1,061,945	13,784,046
Tower Group Inc.	479,833	8,526,632
United Fire Group Inc.	279,302	6,099,956
Universal Insurance Holdings Inc.	258,290	1,131,310

		421,532,363
INTERNET — 2.35%
1-800-FLOWERS.COM Inc.[a,b]	359,853	1,320,660
Active Network Inc. (The)[a,b]	528,923	2,597,012
Ambient Corp.[a,b]	37,054	111,533
Angie’s List Inc.[a,b]	493,261	5,914,199
Bankrate Inc.[a,b]	637,496	7,936,825
Bazaarvoice Inc.[a,b]	140,695	1,315,498
Blucora Inc.[a]	551,830	8,669,249
Blue Nile Inc.[a,b]	171,672	6,609,372
Boingo Wireless Inc.[a,b]	215,215	1,624,873
Brightcove Inc.[a,b]	81,567	737,366
BroadSoft Inc.[a,b]	379,161	13,774,919
CafePress Inc.[a,b]	62,743	362,027
Cogent Communications Group Inc.[b]	642,325	14,542,238
comScore Inc.[a]	488,718	6,734,534
Constant Contact Inc.[a,b]	421,387	5,987,909
Dealertrack Technologies Inc.[a,b]	582,133	16,718,860
Dice Holdings Inc.[a,b]	587,478	5,393,048
Envivio Inc.[a]	106,123	180,409
ePlus Inc.	54,121	2,237,362

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

ExactTarget Inc.[a,b]	132,882	$2,657,640
Global Sources Ltd.[a,b]	257,264	1,667,071
HealthStream Inc.[a,b]	270,100	6,566,131
ICG Group Inc.[a]	516,622	5,904,989
Internap Network Services Corp.[a]	737,214	5,116,265
IntraLinks Holdings Inc.[a,b]	497,520	3,069,698
iPass Inc.[a]	707,675	1,295,045
Kayak Software Corp.[a]	49,271	1,957,044
Keynote Systems Inc.	213,892	3,013,738
Limelight Networks Inc.[a,b]	811,890	1,802,396
Lionbridge Technologies Inc.[a]	770,347	3,096,795
Liquidity Services Inc.[a,b]	323,268	13,208,730
magicJack VocalTec Ltd.[a,b]	194,511	3,542,045
MeetMe Inc.[a,b]	259,987	907,355
ModusLink Global Solutions Inc.[a]	541,497	1,570,341
Move Inc.[a]	546,288	4,146,326
NIC Inc.	884,211	14,448,008
NutriSystem Inc.	387,881	3,176,745
OpenTable Inc.[a,b]	309,582	15,107,602
Orbitz Worldwide Inc.[a,b]	314,180	854,570
Overstock.com Inc.[a,b]	160,842	2,301,649
PCTEL Inc.	251,747	1,812,578
Perficient Inc.[a]	444,152	5,232,111
QuinStreet Inc.[a,b]	445,369	2,992,880
ReachLocal Inc.[a,b]	139,002	1,794,516
RealNetworks Inc.[a]	297,853	2,251,769
Responsys Inc.[a,b]	486,714	2,900,815
Saba Software Inc.[a,b]	407,013	3,557,294
Safeguard Scientifics Inc.[a,b]	283,958	4,188,380
Sapient Corp.[a]	1,689,254	17,838,522
Shutterfly Inc.[a,b]	492,919	14,723,491
Shutterstock Inc.[a]	77,124	2,005,224
Sourcefire Inc.[a,b]	405,320	19,139,210
Spark Networks Inc.[a]	156,805	1,223,079
SPS Commerce Inc.[a,b]	169,899	6,332,136
Stamps.com Inc.[a]	183,584	4,626,317
Support.com Inc.[a]	661,104	2,763,415
Synacor Inc.[a,b]	92,378	505,308
TechTarget Inc.[a,b]	212,734	1,180,674
Towerstream Corp.[a,b]	646,837	2,102,220
Travelzoo Inc.[a,b]	97,280	1,847,347

Security	Shares	Value

Trulia Inc.[a,b]	103,580	$1,682,139
United Online Inc.	1,250,806	6,992,006
Unwired Planet Inc.[a,b]	1,221,573	1,465,888
US Auto Parts Network Inc.[a,b]	204,032	373,379
ValueClick Inc.[a,b]	1,034,897	20,087,351
Vasco Data Security International Inc.[a,b]	384,469	3,137,267
VirnetX Holding Corp.[a,b]	575,596	16,853,451
Vitacost.com Inc.[a]	300,360	2,036,441
Vocus Inc.[a,b]	286,944	4,987,087
Web.com Group Inc.[a,b]	484,172	7,165,746
WebMD Health Corp.[a]	698,391	10,014,927
Websense Inc.[a]	510,986	7,685,229
XO Group Inc.[a]	357,006	3,320,156
Yelp Inc.[a,b]	114,887	2,165,620
Zillow Inc. Class Aa,b	47,439	1,316,432
Zix Corp.[a,b]	831,641	2,328,595

		388,807,076
IRON & STEEL — 0.16%
AK Steel Holding Corp.[b]	1,887,072	8,680,532
Metals USA Holdings Corp.	157,906	2,761,776
Schnitzer Steel Industries Inc. Class A	346,461	10,508,162
Shiloh Industries Inc.	79,634	820,230
Universal Stainless & Alloy Products Inc.[a,b]	95,695	3,518,705

		26,289,405
LEISURE TIME — 0.65%
Arctic Cat Inc.[a]	175,116	5,847,123
Black Diamond Inc.[a,b]	285,945	2,344,749
Brunswick Corp.	1,227,319	35,702,710
Callaway Golf Co.[b]	902,975	5,869,337
Interval Leisure Group Inc.	534,497	10,363,897
Johnson Outdoors Inc. Class Aa,b	77,356	1,540,932
Life Time Fitness Inc.[a,b]	589,714	29,019,826
Marine Products Corp.	143,736	822,170
Town Sports International Holdings Inc.	315,965	3,365,027
WMS Industries Inc.[a,b]	759,242	13,286,735

		108,162,506
LODGING — 0.38%
Ameristar Casinos Inc.	453,250	11,893,280
Boyd Gaming Corp.[a,b]	758,348	5,035,431
Caesars Entertainment Corp.[a,b]	501,510	3,470,449

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Marcus Corp.	273,763	$3,413,825
Monarch Casino & Resort Inc.[a]	117,668	1,283,758
Morgans Hotel Group Co.[a,b]	301,321	1,669,318
MTR Gaming Group Inc.[a,b]	308,390	1,285,986
Orient-Express Hotels Ltd. Class Aa	1,328,025	15,524,612
Red Lion Hotels Corp.[a,b]	185,476	1,463,406
Ryman Hospitality Properties Inc.[b]	453,489	17,441,177

		62,481,242
MACHINERY — 1.71%
Alamo Group Inc.	94,472	3,083,566
Albany International Corp. Class A	380,612	8,632,280
Altra Holdings Inc.	371,970	8,201,939
Applied Industrial Technologies Inc.	581,041	24,409,532
Astec Industries Inc.	276,728	9,223,344
Briggs & Stratton Corp.[b]	667,433	14,069,488
Cascade Corp.	123,164	7,919,445
Chart Industries Inc.[a,b]	411,237	27,417,171
Cognex Corp.	590,166	21,729,912
Columbus McKinnon Corp.[a]	264,898	4,376,115
DXP Enterprises Inc.[a,b]	121,922	5,982,713
Flow International Corp.[a]	656,221	2,296,774
Gerber Scientific Inc. Escrow[a,d]	276,144	2,761
Global Power Equipment Group Inc.	235,134	4,032,548
Gorman-Rupp Co. (The)	210,786	6,287,746
Hurco Companies Inc.[a]	88,454	2,034,442
Hyster-Yale Materials Handling Inc.	151,395	7,388,076
Intermec Inc.[a]	830,215	8,185,920
Intevac Inc.[a]	318,316	1,454,704
iRobot Corp.[a,b]	377,561	7,075,493
Kadant Inc.[a]	159,278	4,222,460
Lindsay Corp.	175,254	14,041,351
Middleby Corp. (The)[a,b]	257,362	32,996,382
NACCO Industries Inc. Class A	75,155	4,561,157
Robbins & Myers Inc.	529,329	31,468,609
Sauer-Danfoss Inc.	161,273	8,607,140
Tennant Co.	259,678	11,412,848
Twin Disc Inc.	116,815	2,036,085

		283,150,001
MANUFACTURING — 2.07%
A.O. Smith Corp.	535,136	33,751,028
Actuant Corp. Class A	1,002,314	27,974,584

Security	Shares	Value

American Railcar Industries Inc.	131,905	$4,185,346
AZZ Inc.	346,359	13,310,576
Barnes Group Inc.	743,970	16,709,566
Blount International Inc.[a,b]	673,298	10,651,574
Chase Corp.	87,984	1,636,502
CLARCOR Inc.	690,403	32,987,455
EnPro Industries Inc.[a,b]	282,428	11,551,305
Fabrinet[a,b]	300,573	3,949,529
Federal Signal Corp.[a]	862,727	6,565,353
FreightCar America Inc.	163,476	3,665,132
GP Strategies Corp.[a]	202,323	4,177,970
Handy & Harman Ltd.[a,b]	78,647	1,185,210
Hexcel Corp.[a,b]	1,367,598	36,870,442
Hillenbrand Inc.	756,248	17,098,767
John Bean Technologies Corp.	399,764	7,103,806
Koppers Holdings Inc.	284,773	10,864,090
LSB Industries Inc.[a]	258,470	9,155,007
Lydall Inc.[a]	232,969	3,340,776
Movado Group Inc.	242,769	7,448,153
Myers Industries Inc.	463,081	7,015,677
NL Industries Inc.	90,576	1,037,095
Park-Ohio Holdings Corp.[a,b]	118,607	2,527,515
PMFG Inc.[a,b]	284,134	2,582,778
Proto Labs Inc.[a]	68,329	2,693,529
Raven Industries Inc.[b]	500,362	13,189,542
Smith & Wesson Holding Corp.[a,b]	892,938	7,536,397
Standex International Corp.	173,929	8,920,819
STR Holdings Inc.[a]	415,165	1,046,216
Sturm, Ruger & Co. Inc.[b]	262,732	11,928,033
Tredegar Corp.	334,133	6,822,996
TriMas Corp.[a,b]	441,855	12,354,266

		341,837,034
MEDIA — 0.67%
Beasley Broadcast Group Inc. Class A	60,512	295,904
Belo Corp. Class A	1,287,608	9,875,953
Central European Media Enterprises Ltd. Class Aa,b	498,619	3,056,535
Courier Corp.	132,626	1,458,886
Crown Media Holdings Inc. Class Aa,b	478,850	885,873
Cumulus Media Inc. Class Aa,b	839,801	2,242,269
Daily Journal Corp.[a]	13,211	1,222,678
Demand Media Inc.[a,b]	408,175	3,791,946

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Digital Generation Inc.[a,b]	376,406	$4,087,769
Dolan Co. (The)[a]	418,023	1,626,109
E.W. Scripps Co. (The) Class Aa	407,729	4,407,551
Entercom Communications Corp. Class Aa,b	334,948	2,337,937
Entravision Communications Corp. Class A	701,577	1,164,618
Fisher Communications Inc.	121,154	3,269,946
Journal Communications Inc. Class Aa	553,332	2,993,526
Lin TV Corp. Class Aa	419,281	3,157,186
Martha Stewart Living Omnimedia Inc. Class Aa	382,681	937,568
McClatchy Co. (The) Class Aa,b	817,083	2,671,861
Meredith Corp.[b]	496,734	17,112,486
New York Times Co. (The) Class Aa,b	1,868,196	15,935,712
Nexstar Broadcasting Group Inc.[a]	155,123	1,642,753
Outdoor Channel Holdings Inc.	199,092	1,513,099
Saga Communications Inc. Class Ab	48,773	2,267,945
Salem Communications Corp. Class A	138,318	755,216
Scholastic Corp.	355,079	10,496,135
Sinclair Broadcast Group Inc. Class A	696,552	8,790,486
Value Line Inc.	18,034	161,765
World Wrestling Entertainment Inc. Class A	370,417	2,922,590

		111,082,302
METAL FABRICATE & HARDWARE — 0.86%
A.M. Castle & Co.[a]	228,455	3,374,280
Ampco-Pittsburgh Corp.	116,757	2,332,805
CIRCOR International Inc.	239,780	9,492,890
Dynamic Materials Corp.	183,672	2,553,041
Eastern Co. (The)	84,822	1,341,884
Furmanite Corp.[a,b]	510,102	2,739,248
Haynes International Inc.	169,394	8,786,467
Kaydon Corp.	440,995	10,553,010
L.B. Foster Co. Class A	124,598	5,412,537
Mueller Industries Inc.	271,658	13,591,050
Mueller Water Products Inc. Class A	2,149,685	12,059,733
NN Inc.[a,b]	233,028	2,134,537
Northwest Pipe Co.[a,b]	128,174	3,058,232
Olympic Steel Inc.	125,017	2,767,876
Omega Flex Inc.[b]	38,780	479,321
RBC Bearings Inc.[a,b]	304,244	15,233,497

Security	Shares	Value

Rexnord Corp.[a,b]	396,850	$8,452,905
RTI International Metals Inc.[a,b]	416,022	11,465,566
Sun Hydraulics Corp.	285,340	7,441,667
Worthington Industries Inc.	716,404	18,619,340

		141,889,886
MINING — 1.13%
AMCOL International Corp.	346,166	10,620,373
Century Aluminum Co.[a]	714,111	6,255,612
Coeur d’Alene Mines Corp.[a]	1,236,503	30,417,974
General Moly Inc.[a,b]	916,972	3,677,058
Globe Specialty Metals Inc.	848,323	11,664,441
Gold Reserve Inc.[a]	712,806	2,359,388
Gold Resource Corp.[b]	412,839	6,361,849
Golden Minerals Co.[a,b]	447,412	2,053,621
Golden Star Resources Ltd.[a,b]	3,537,925	6,509,782
Hecla Mining Co.	3,929,798	22,910,722
Horsehead Holding Corp.[a,b]	598,260	6,108,235
Kaiser Aluminum Corp.	265,970	16,407,689
Materion Corp.	282,566	7,284,551
McEwen Mining Inc.[a,b]	2,976,230	11,398,961
Midway Gold Corp.[a,b]	1,732,951	2,408,802
Noranda Aluminium Holding Corp.	453,576	2,771,349
Paramount Gold and Silver Corp.[a,b]	1,777,856	4,124,626
Revett Minerals Inc.[a]	350,820	989,312
Stillwater Mining Co.[a,b]	1,595,237	20,387,129
United States Antimony Corp.[a,b]	732,164	1,288,609
United States Lime & Minerals Inc.[a,b]	23,919	1,127,063
Uranerz Energy Corp.[a,b]	908,351	1,262,608
Uranium Energy Corp.[a,b]	1,154,221	2,954,806
US Silica Holdings Inc.[b]	160,712	2,688,712
Vista Gold Corp.[a,b]	796,380	2,150,226

		186,183,498
OFFICE FURNISHINGS — 0.44%
CompX International Inc.	14,977	211,625
Herman Miller Inc.	800,129	17,138,763
HNI Corp.	624,395	18,769,314
Interface Inc.	803,662	12,922,885
Knoll Inc.	659,759	10,133,898
Steelcase Inc. Class A	1,043,846	13,298,598

		72,475,083

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

OIL & GAS — 3.18%
Abraxas Petroleum Corp.[a,b]	1,127,332	$2,468,857
Adams Resources & Energy Inc.	28,661	1,005,141
Alon USA Energy Inc.	134,101	2,425,887
Apco Oil and Gas International Inc.[b]	124,979	1,538,491
Approach Resources Inc.[a,b]	456,478	11,416,515
Arabian American Development Co.[a,b]	271,873	2,259,265
Berry Petroleum Co. Class A	720,971	24,188,577
Bill Barrett Corp.[a,b]	663,441	11,802,615
Bonanza Creek Energy Inc.[a,b]	135,827	3,774,632
BPZ Resources Inc.[a,b]	1,424,859	4,488,306
Callon Petroleum Co.[a,b]	540,271	2,539,274
Carrizo Oil & Gas Inc.[a,b]	545,728	11,416,630
Clayton Williams Energy Inc.[a,b]	80,610	3,224,400
Comstock Resources Inc.[a,b]	659,208	9,973,817
Contango Oil & Gas Co.	174,833	7,405,926
Crimson Exploration Inc.[a]	285,655	782,695
CVR Energy Inc.[a,b]	228,259	11,136,757
Delek US Holdings Inc.	235,338	5,958,758
Diamondback Energy Inc.[a]	196,834	3,763,466
Emerald Oil Inc.[a,b]	225,754	1,182,951
Endeavour International Corp.[a,b]	639,629	3,313,278
Energy XXI (Bermuda) Ltd.[b]	1,083,439	34,875,901
EPL Oil & Gas Inc.[a]	382,846	8,633,177
Evolution Petroleum Corp.[a,b]	227,068	1,846,063
Forest Oil Corp.[a,b]	1,612,899	10,790,294
FX Energy Inc.[a,b]	721,954	2,967,231
Gastar Exploration Ltd.[a]	810,673	980,914
Goodrich Petroleum Corp.[a,b]	353,811	3,297,519
Gulfport Energy Corp.[a]	765,304	29,249,919
Halcon Resources Corp.[a,b]	1,533,847	10,614,221
Harvest Natural Resources Inc.[a,b]	540,380	4,901,247
Hercules Offshore Inc.[a,b]	2,174,218	13,436,667
Isramco Inc.[a,b]	14,591	1,517,318
Kodiak Oil & Gas Corp.[a,b]	3,622,366	32,057,939
Magnum Hunter Resources Corp.[a,b]	2,030,958	8,103,522
Matador Resources Co.[a,b]	192,976	1,582,403
McMoRan Exploration Co.[a,b]	1,397,692	22,432,957
Midstates Petroleum Co. Inc.[a]	327,011	2,253,106
Miller Energy Resources Inc.[a,b]	421,372	1,668,633
Northern Oil and Gas Inc.[a,b]	875,629	14,728,080
Oasis Petroleum Inc.[a,b]	1,097,768	34,909,022

Security	Shares	Value

Panhandle Oil and Gas Inc.	95,387	$2,692,775
Parker Drilling Co.[a]	1,624,556	7,472,958
PDC Energy Inc.[a,b]	412,847	13,710,649
Penn Virginia Corp.	749,870	3,306,927
PetroCorp Inc. Escrow[a,d]	26,106	—
PetroQuest Energy Inc.[a,b]	772,844	3,825,578
Quicksilver Resources Inc.[a,b]	1,615,734	4,620,999
Resolute Energy Corp.[a,b]	669,015	5,439,092
Rex Energy Corp.[a,b]	595,498	7,753,384
Rosetta Resources Inc.[a,b]	727,003	32,976,856
Sanchez Energy Corp.[a,b]	157,578	2,836,404
Stone Energy Corp.[a]	678,718	13,927,293
Swift Energy Co.[a]	588,128	9,051,290
Synergy Resources Corp.[a]	533,730	2,876,805
Triangle Petroleum Corp.[a,b]	601,606	3,603,620
VAALCO Energy Inc.[a,b]	799,522	6,915,865
Vantage Drilling Co.[a,b]	2,659,479	4,866,847
W&T Offshore Inc.	479,587	7,687,780
Warren Resources Inc.[a]	981,511	2,758,046
Western Refining Inc.	789,384	22,252,735
ZaZa Energy Corp.[a,b]	338,537	694,001

		526,182,275
OIL & GAS SERVICES — 1.76%
Basic Energy Services Inc.[a,b]	428,706	4,891,535
Bolt Technology Corp.	116,982	1,669,333
C&J Energy Services Inc.[a,b]	611,519	13,110,967
Cal Dive International Inc.[a,b]	1,308,759	2,264,153
Dawson Geophysical Co.[a]	108,586	2,864,499
Dril-Quip Inc.[a]	551,897	40,316,076
Edgen Group Inc.[a]	204,282	1,442,231
Exterran Holdings Inc.[a,b]	889,000	19,486,880
Flotek Industries Inc.[a,b]	678,843	8,281,885
Forbes Energy Services Ltd.[a]	201,486	509,760
Forum Energy Technologies Inc.[a,b]	306,084	7,575,579
Geospace Technologies Corp.[a]	175,520	15,598,462
Global Geophysical Services Inc.[a,b]	264,497	1,018,313
Gulf Island Fabrication Inc.	196,059	4,711,298
Helix Energy Solutions Group Inc.[a]	1,453,105	29,992,087
Hornbeck Offshore Services Inc.[a]	484,240	16,628,802
ION Geophysical Corp.[a,b]	1,810,715	11,787,755
Key Energy Services Inc.[a]	2,071,704	14,398,343
Lufkin Industries Inc.	462,460	26,882,800

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Matrix Service Co.[a]	356,320	$4,097,680
Mitcham Industries Inc.[a,b]	173,801	2,368,908
Natural Gas Services Group Inc.[a]	168,494	2,766,672
Newpark Resources Inc.[a,b]	1,237,556	9,714,815
Pioneer Energy Services Corp.[a]	856,363	6,217,195
Targa Resources Corp.	397,491	21,003,424
Tesco Corp.[a]	413,982	4,715,255
TETRA Technologies Inc.[a]	1,070,777	8,127,197
TGC Industries Inc.	198,775	1,627,967
Thermon Group Holdings Inc.[a,b]	204,664	4,611,080
Willbros Group Inc.[a]	528,028	2,830,230

		291,511,181
PACKAGING & CONTAINERS — 0.16%
AEP Industries Inc.[a,b]	57,147	3,384,817
Berry Plastics Group Inc.[a,b]	402,878	6,478,278
Graphic Packaging Holding Co.[a]	2,296,662	14,836,437
UFP Technologies Inc.[a]	74,960	1,343,283

		26,042,815
PHARMACEUTICALS — 3.23%
Achillion Pharmaceuticals Inc.[a,b]	814,896	6,535,466
Acura Pharmaceuticals Inc.[a,b]	169,364	375,988
Akorn Inc.[a,b]	778,351	10,398,769
Align Technology Inc.[a,b]	988,643	27,434,843
Alkermes PLC[a]	1,682,841	31,166,215
Allos Therapeutics Inc. Escrow[a,d]	989,217	10
Amicus Therapeutics Inc.[a,b]	410,873	1,101,140
Ampio Pharmaceuticals Inc.[a,b]	347,752	1,248,430
Anacor Pharmaceuticals Inc.[a,b]	220,033	1,144,172
Anika Therapeutics Inc.[a,b]	160,563	1,595,996
Antares Pharma Inc.[a,b]	1,481,415	5,644,191
Array BioPharma Inc.[a,b]	1,618,759	6,021,783
Auxilium Pharmaceuticals Inc.[a]	666,340	12,347,280
AVANIR Pharmaceuticals Inc. Class Aa,b	1,887,215	4,963,375
BioDelivery Sciences International Inc.[a]	374,245	1,612,996
BioScrip Inc.[a,b]	607,762	6,545,597
BioSpecifics Technologies Corp.[a,b]	65,601	980,735
Cadence Pharmaceuticals Inc.[a,b]	821,271	3,933,888
Cempra Inc.[a,b]	55,981	358,278
ChemoCentryx Inc.[a,b]	74,917	819,592
Clovis Oncology Inc.[a,b]	185,766	2,972,256

Security	Shares	Value

Corcept Therapeutics Inc.[a,b]	667,195	$954,089
Cornerstone Therapeutics Inc.[a,b]	119,224	563,930
Cumberland Pharmaceuticals Inc.[a,b]	162,203	681,253
Cytori Therapeutics Inc.[a,b]	843,245	2,377,951
Depomed Inc.[a]	775,685	4,801,490
Derma Sciences Inc.[a,b]	161,260	1,791,599
Durata Therapeutics Inc.[a]	123,321	942,172
Dyax Corp.[a,b]	1,373,996	4,781,506
Endocyte Inc.[a,b]	403,466	3,623,125
Furiex Pharmaceuticals Inc.[a,b]	100,909	1,943,507
Hi-Tech Pharmacal Co. Inc.	148,740	5,202,925
Hyperion Therapeutics Inc.[a,b]	46,896	528,987
Idenix Pharmaceuticals Inc.[a,b]	1,247,118	6,048,522
Impax Laboratories Inc.[a]	919,025	18,830,822
Infinity Pharmaceuticals Inc.[a,b]	390,865	13,680,275
Ironwood Pharmaceuticals Inc. Class Aa,b	1,029,149	11,413,262
Isis Pharmaceuticals Inc.[a,b]	1,374,396	14,376,182
Jazz Pharmaceuticals PLC[a]	571,117	30,383,424
Keryx Biopharmaceuticals Inc.[a,b]	976,437	2,558,265
Lannett Co. Inc.[a,b]	220,920	1,095,763
MannKind Corp.[a,b]	1,536,000	3,548,160
MAP Pharmaceuticals Inc.[a,b]	388,865	6,109,069
Natural Grocers by Vitamin Cottage Inc.[a,b]	98,608	1,882,427
Nature’s Sunshine Products Inc.	155,161	2,246,731
Nektar Therapeutics[a,b]	1,582,461	11,726,036
Neogen Corp.[a]	322,914	14,634,462
Neurocrine Biosciences Inc.[a,b]	915,517	6,848,067
Nutraceutical International Corp.	117,630	1,945,600
Obagi Medical Products Inc.[a,b]	238,368	3,239,421
Omega Protein Corp.[a,b]	268,930	1,645,852
Opko Health Inc.[a,b]	1,480,033	7,118,959
Optimer Pharmaceuticals Inc.[a,b]	650,401	5,886,129
Orexigen Therapeutics Inc.[a,b]	1,008,180	5,313,109
Osiris Therapeutics Inc.[a,b]	222,523	1,998,257
Pacira Pharmaceuticals Inc.[a,b]	256,950	4,488,916
Pain Therapeutics Inc.[a]	517,437	1,402,254
Pernix Therapeutics Holdings[a,b]	124,403	964,123
Pharmacyclics Inc.[a,b]	748,204	43,321,012
PharMerica Corp.[a]	402,782	5,735,616
POZEN Inc.[a,b]	364,158	1,824,432

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Progenics Pharmaceuticals Inc.[a,b]	581,173	$1,731,896
Questcor Pharmaceuticals Inc.[b]	740,823	19,794,791
Raptor Pharmaceutical Corp.[a,b]	710,353	4,155,565
Regulus Therapeutics Inc.[a,b]	192,762	1,214,401
Repros Therapeutics Inc.[a,b]	231,406	3,644,645
Rigel Pharmaceuticals Inc.[a,b]	1,173,086	7,625,059
Sagent Pharmaceuticals Inc.[a,b]	127,909	2,058,056
Santarus Inc.[a]	754,696	8,286,562
SciClone Pharmaceuticals Inc.[a,b]	773,591	3,334,177
SIGA Technologies Inc.[a,b]	483,666	1,267,205
Star Scientific Inc.[a,b]	2,012,847	5,394,430
Sucampo Pharmaceuticals Inc. Class Aa,b	149,741	733,731
Supernus Pharmaceuticals Inc.[a]	61,411	440,317
Synageva BioPharma Corp.[a,b]	142,840	6,612,064
Synergy Pharmaceuticals Inc.[a,b]	560,589	2,948,698
Synta Pharmaceuticals Corp.[a,b]	545,549	4,920,852
Synutra International Inc.[a,b]	238,472	1,104,125
Targacept Inc.[a,b]	373,678	1,636,710
TESARO Inc.[a,b]	66,662	1,129,921
Theravance Inc.[a,b]	831,911	18,526,658
Threshold Pharmaceuticals Inc.[a,b]	611,966	2,576,377
USANA Health Sciences Inc.[a,b]	81,457	2,682,379
Vanda Pharmaceuticals Inc.[a,b]	387,394	1,433,358
Ventrus Biosciences Inc.[a,b]	170,090	367,394
ViroPharma Inc.[a]	904,896	20,595,433
VIVUS Inc.[a,b]	1,367,291	18,349,045
XenoPort Inc.[a,b]	598,078	4,647,066
Zogenix Inc.[a,b]	766,467	1,019,401

		533,888,997
PIPELINES — 0.19%
Crosstex Energy Inc.	562,602	8,067,713
SemGroup Corp. Class Aa	575,850	22,504,218

		30,571,931
REAL ESTATE — 0.18%
AV Homes Inc.[a,b]	134,479	1,912,291
Consolidated-Tomoka Land Co.	58,963	1,828,443
Forestar Group Inc.[a]	478,978	8,300,689
HFF Inc. Class A	450,739	6,716,011
Kennedy-Wilson Holdings Inc.	591,007	8,262,278
Thomas Properties Group Inc.	438,716	2,373,453

		29,393,165

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 8.15%
Acadia Realty Trust	697,130	$17,484,020
AG Mortgage Investment Trust Inc.	313,611	7,363,586
Agree Realty Corp.[b]	155,812	4,174,203
Alexander’s Inc.	28,702	9,494,622
American Assets Trust Inc.	453,480	12,665,696
American Capital Mortgage Investment Corp.	497,497	11,726,004
American Realty Capital Trust Inc.	2,181,521	25,196,568
AmREIT Inc.	54,596	936,321
Anworth Mortgage Asset Corp.	1,882,663	10,881,792
Apollo Commercial Real Estate Finance Inc.	324,481	5,266,327
Apollo Residential Mortgage Inc.	333,975	6,742,955
Ares Commercial Real Estate Corp.	105,039	1,724,740
ARMOUR Residential REIT Inc.	4,094,111	26,488,898
Ashford Hospitality Trust Inc.[b]	737,166	7,747,615
Associated Estates Realty Corp.[b]	683,185	11,012,942
Campus Crest Communities Inc.	529,273	6,488,887
CapLease Inc.	922,662	5,139,227
Capstead Mortgage Corp.	1,353,145	15,520,573
Cedar Realty Trust Inc.[b]	816,323	4,310,185
Chatham Lodging Trust	189,975	2,921,816
Chesapeake Lodging Trust	543,515	11,348,593
Colonial Properties Trust	1,210,154	25,860,991
Colony Financial Inc.	733,609	14,305,375
CoreSite Realty Corp.	283,446	7,840,116
Cousins Properties Inc.	1,259,086	10,513,368
CreXus Investment Corp.	918,906	11,256,599
CubeSmart	1,695,897	24,709,219
CYS Investments Inc.	2,406,480	28,420,529
DCT Industrial Trust Inc.[b]	3,402,040	22,079,240
DiamondRock Hospitality Co.	2,588,049	23,292,441
DuPont Fabros Technology Inc.[b]	840,945	20,317,231
Dynex Capital Inc.[b]	750,097	7,080,916
EastGroup Properties Inc.	392,343	21,111,977
Education Realty Trust Inc.	1,549,486	16,486,531
Entertainment Properties Trust[b]	643,961	29,693,042
Equity One Inc.[b]	752,368	15,807,252
Excel Trust Inc.	623,785	7,903,356
FelCor Lodging Trust Inc.[a,b]	1,716,945	8,018,133
First Industrial Realty Trust Inc.[a]	1,348,150	18,981,952
First Potomac Realty Trust[b]	702,086	8,677,783

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Franklin Street Properties Corp.	994,534	$12,242,714
Getty Realty Corp.	355,505	6,420,420
Gladstone Commercial Corp.[b]	149,718	2,687,438
Glimcher Realty Trust[b]	1,921,424	21,308,592
Government Properties Income Trust[b]	589,980	14,141,821
Gramercy Capital Corp.[a]	626,044	1,840,569
Gyrodyne Co. of America Inc.[b]	16,194	1,166,940
Healthcare Realty Trust Inc.	1,199,740	28,805,757
Hersha Hospitality Trust	2,359,709	11,798,545
Highwoods Properties Inc.	964,180	32,251,821
Hudson Pacific Properties Inc.	493,424	10,391,509
Inland Real Estate Corp.[b]	1,054,997	8,840,875
Invesco Mortgage Capital Inc.	1,586,467	31,269,265
Investors Real Estate Trust[b]	1,253,338	10,941,641
iStar Financial Inc.[a,b]	1,161,182	9,463,633
Javelin Mortgage Investment Corp.	108,044	2,062,560
Kite Realty Group Trust	911,436	5,094,927
LaSalle Hotel Properties[b]	1,177,824	29,904,951
Lexington Realty Trust[b]	1,821,215	19,031,697
LTC Properties Inc.	417,253	14,683,133
Medical Properties Trust Inc.[b]	1,867,429	22,334,451
Monmouth Real Estate Investment Corp. Class A	557,019	5,770,717
National Health Investors Inc.[b]	337,450	19,076,048
New York Mortgage Trust Inc.[b]	688,615	4,352,047
NorthStar Realty Finance Corp.[b]	2,269,554	15,977,660
Omega Healthcare Investors Inc.[b]	1,541,076	36,754,663
One Liberty Properties Inc.	156,529	3,175,973
Parkway Properties Inc.[b]	300,604	4,205,450
Pebblebrook Hotel Trust	837,894	19,355,351
Pennsylvania Real Estate Investment Trust	768,160	13,550,342
PennyMac Mortgage Investment Trust[c]	807,780	20,428,756
Potlatch Corp.	555,619	21,774,709
PS Business Parks Inc.	252,617	16,415,053
RAIT Financial Trust	683,109	3,859,566
Ramco-Gershenson Properties Trust	632,816	8,422,781
Redwood Trust Inc.[b]	1,084,130	18,310,956
Resource Capital Corp.[b]	1,377,709	7,715,170
Retail Opportunity Investments Corp.[b]	724,985	9,323,307

Security	Shares	Value

RLJ Lodging Trust	1,468,090	$28,436,903
Rouse Properties Inc.	307,868	5,209,127
Sabra Healthcare REIT Inc.	509,080	11,057,218
Saul Centers Inc.	103,035	4,408,868
Select Income REIT	161,119	3,990,918
Sovran Self Storage Inc.	399,223	24,791,748
Spirit Realty Capital Inc.	456,654	8,119,308
STAG Industrial Inc.	429,308	7,714,665
Starwood Property Trust Inc.	1,860,743	42,722,659
Strategic Hotels & Resorts Inc.[a]	2,482,179	15,885,946
Summit Hotel Properties Inc.	590,158	5,606,501
Sun Communities Inc.[b]	407,819	16,267,900
Sunstone Hotel Investors Inc.[a]	1,875,715	20,088,908
Terreno Realty Corp.	183,528	2,833,672
Two Harbors Investment Corp.	4,059,447	44,978,673
UMH Properties Inc.	190,966	1,972,679
Universal Health Realty Income Trust	163,312	8,265,220
Urstadt Biddle Properties Inc. Class A	337,941	6,650,679
Washington Real Estate Investment Trust[b]	913,164	23,879,239
Western Asset Mortgage Capital Corp.	258,650	5,113,511
Whitestone REIT Class B	188,444	2,647,638
Winthrop Realty Trust	406,419	4,490,930

		1,347,276,339
RETAIL — 6.32%
Aeropostale Inc.[a]	1,114,748	14,502,871
AFC Enterprises Inc.[a,b]	335,693	8,771,658
America’s Car-Mart Inc.[a,b]	109,280	4,428,026
ANN INC.[a]	672,056	22,742,375
Asbury Automotive Group Inc.[a,b]	383,265	12,275,978
Barnes & Noble Inc.[a,b]	390,006	5,885,191
bebe stores inc.	500,270	1,996,077
Big 5 Sporting Goods Corp.	228,359	2,991,503
Biglari Holdings Inc.[a]	16,716	6,519,574
BJ’s Restaurants Inc.[a,b]	335,935	11,052,261
Bloomin’ Brands Inc.[a]	255,099	3,989,748
Bob Evans Farms Inc.	399,694	16,067,699
Body Central Corp.[a,b]	220,414	2,195,323
Bon-Ton Stores Inc. (The)[b]	174,317	2,112,722

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Bravo Brio Restaurant Group Inc.[a,b]	266,204	$3,575,120
Brown Shoe Co. Inc.	587,848	10,798,768
Buckle Inc. (The)[b]	380,377	16,980,029
Buffalo Wild Wings Inc.[a,b]	254,597	18,539,754
Cabela’s Inc.[a,b]	641,918	26,800,076
Caribou Coffee Co. Inc.[a,b]	288,399	4,669,180
Carrols Restaurant Group Inc.[a,b]	208,025	1,243,990
Casey’s General Stores Inc.	523,998	27,824,294
Cash America International Inc.	402,882	15,982,329
Casual Male Retail Group Inc.[a,b]	575,875	2,418,675
Cato Corp. (The) Class A	376,229	10,319,961
CEC Entertainment Inc.	252,032	8,364,942
Cheesecake Factory Inc. (The)	743,642	24,331,966
Children’s Place Retail Stores Inc. (The)[a,b]	332,908	14,744,495
Chuy’s Holdings Inc.[a]	91,953	2,054,230
Citi Trends Inc.[a]	203,645	2,802,155
Coinstar Inc.[a,b]	431,164	22,424,840
Conn’s Inc.[a,b]	231,959	7,116,502
Cracker Barrel Old Country Store Inc.	263,907	16,958,664
Del Frisco’s Restaurant Group Inc.[a]	82,799	1,290,836
Denny’s Corp.[a]	1,330,105	6,490,912
Destination Maternity Corp.	182,042	3,924,826
DineEquity Inc.[a]	210,006	14,070,402
Domino’s Pizza Inc.	795,803	34,657,221
Einstein Noah Restaurant Group Inc.	84,627	1,033,296
Express Inc.[a]	1,226,731	18,511,371
EZCORP Inc. Class A NVS[a]	661,472	13,136,834
Fiesta Restaurant Group Inc.[a]	220,775	3,382,273
Fifth & Pacific Companies Inc.[a,b]	1,491,005	18,563,012
Finish Line Inc. (The) Class A	697,280	13,199,510
First Cash Financial Services Inc.[a,b]	392,334	19,467,613
Five Below Inc.[a,b]	150,826	4,832,465
Francesca’s Holdings Corp.[a,b]	477,255	12,389,540
Fred’s Inc. Class A	508,627	6,769,825
Frisch’s Restaurants Inc.	42,812	792,022
Genesco Inc.[a]	337,444	18,559,420
Gordmans Stores Inc.[a,b]	115,201	1,730,319
Group 1 Automotive Inc.	314,397	19,489,470
Haverty Furniture Companies Inc.	267,335	4,360,234
hhgregg Inc.[a,b]	214,552	1,506,155
Hibbett Sports Inc.[a]	362,047	19,079,877

Security	Shares	Value

Hot Topic Inc.	586,207	$5,656,898
HSN Inc.	489,886	26,982,921
Ignite Restaurant Group Inc.[a,b]	90,447	1,175,811
Jack in the Box Inc.[a]	606,457	17,344,670
Jamba Inc.[a,b]	1,067,670	2,391,581
Jos. A. Bank Clothiers Inc.[a,b]	381,818	16,257,810
Kirkland’s Inc.[a]	184,430	1,953,114
Krispy Kreme Doughnuts Inc.[a]	820,365	7,695,024
Lithia Motors Inc. Class A	297,326	11,125,939
Luby’s Inc.[a]	274,451	1,836,077
Lumber Liquidators Holdings Inc.[a]	377,578	19,947,446
MarineMax Inc.[a]	278,864	2,493,044
Mattress Firm Holding Corp.[a,b]	149,972	3,678,813
Men’s Wearhouse Inc. (The)	701,438	21,856,808
Nathan’s Famous Inc.[a]	36,402	1,226,747
New York & Co. Inc.[a]	369,768	1,408,816
Office Depot Inc.[a,b]	3,893,665	12,771,221
OfficeMax Inc.	1,187,907	11,593,972
Orchard Supply Hardware Stores Corp. Class Aa	31,497	233,393
Pantry Inc. (The)[a]	325,774	3,951,639
Papa John’s International Inc.[a]	246,067	13,518,921
PC Connection Inc.	119,834	1,378,091
Penske Automotive Group Inc.	582,196	17,518,278
Pep Boys - Manny, Moe & Jack (The)	730,107	7,176,952
Perfumania Holdings Inc.[a]	69,616	342,511
PetMed Express Inc.	277,861	3,084,257
Pier 1 Imports Inc.	1,336,972	26,739,440
PriceSmart Inc.[b]	250,650	19,312,582
RadioShack Corp.[b]	1,357,319	2,877,516
Red Robin Gourmet Burgers Inc.[a,b]	202,976	7,163,023
Regis Corp.[b]	788,621	13,343,467
Restoration Hardware Holdings Inc.[a,b]	82,224	2,773,416
Rite Aid Corp.[a,b]	9,066,321	12,330,197
Roundy’s Inc.[b]	272,276	1,211,628
Ruby Tuesday Inc.[a]	874,917	6,876,848
rue21 Inc.[a,b]	214,338	6,085,056
Rush Enterprises Inc. Class Aa,b	457,961	9,466,054
Ruth’s Hospitality Group Inc.[a,b]	481,612	3,501,319
Saks Inc.[a,b]	1,507,002	15,838,591
Shoe Carnival Inc.	199,256	4,082,755
Sonic Automotive Inc. Class A	585,498	12,231,053

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Sonic Corp.[a,b]	783,085	$8,151,915
Stage Stores Inc.	420,783	10,427,003
Stein Mart Inc.	381,712	2,878,108
Steinway Musical Instruments Inc.[a]	94,086	1,989,919
Susser Holdings Corp.[a,b]	155,089	5,349,020
Systemax Inc.	151,646	1,463,384
Teavana Holdings Inc.[a,b]	119,859	1,857,815
Texas Roadhouse Inc.	855,991	14,380,649
Tilly’s Inc. Class Aa,b	125,277	1,689,987
Tuesday Morning Corp.[a]	581,125	3,632,031
Vera Bradley Inc.[a,b]	277,975	6,977,172
Vitamin Shoppe Inc.[a,b]	405,517	23,260,455
West Marine Inc.[a]	207,900	2,234,925
Wet Seal Inc. Class Aa	1,235,521	3,410,038
Winmark Corp.	31,197	1,778,229
Zumiez Inc.[a]	303,134	5,883,831

		1,044,516,589
SAVINGS & LOANS — 1.13%
Astoria Financial Corp.	1,195,509	11,189,964
Bank Mutual Corp.	633,745	2,725,104
BankFinancial Corp.	288,720	2,142,302
Beneficial Mutual Bancorp Inc.[a]	447,950	4,255,525
Berkshire Hills Bancorp Inc.	337,774	8,059,288
BofI Holding Inc.[a,b]	154,625	4,309,399
Brookline Bancorp Inc.	965,279	8,204,871
BSB Bancorp Inc.[a]	111,987	1,369,601
Cape Bancorp Inc.	151,575	1,317,187
Charter Financial Corp.	87,713	929,758
Clifton Savings Bancorp Inc.	117,720	1,326,704
Dime Community Bancshares Inc.	435,079	6,043,247
ESB Financial Corp.[b]	142,550	1,977,169
ESSA Bancorp Inc.	135,060	1,470,803
EverBank Financial Corp.	304,216	4,535,861
First Defiance Financial Corp.	131,718	2,527,668
First Federal Bancshares of Arkansas Inc.[a,b]	47,772	465,777
First Financial Holdings Inc.	226,456	2,962,044
First Financial Northwest Inc.[a,b]	218,261	1,647,871
First PacTrust Bancorp Inc.	144,628	1,774,586
Flushing Financial Corp.	425,265	6,523,565
Fox Chase Bancorp Inc.	173,710	2,892,272
Heritage Financial Group Inc.	118,207	1,630,075

Security	Shares	Value

Hingham Institution for Savings	17,397	$1,089,052
Home Bancorp Inc.[a]	93,240	1,701,630
Home Federal Bancorp Inc.	199,450	2,479,164
HomeStreet Inc.[a]	119,292	3,047,911
HomeTrust Bancshares Inc.[a]	294,334	3,976,452
Investors Bancorp Inc.	608,391	10,817,192
Kearny Financial Corp.	206,384	2,012,244
Meridian Interstate Bancorp Inc.[a]	116,076	1,947,755
NASB Financial Inc.[a]	57,344	1,225,441
Northfield Bancorp Inc.	200,973	3,064,838
Northwest Bancshares Inc.	1,338,695	16,251,757
OceanFirst Financial Corp.	195,812	2,692,415
Oritani Financial Corp.	626,326	9,595,314
Peoples Federal Bancshares Inc.	83,105	1,445,196
Provident Financial Holdings Inc.	132,685	2,321,988
Provident Financial Services Inc.	825,761	12,320,354
Provident New York Bancorp	548,257	5,104,273
Rockville Financial Inc.	393,936	5,081,774
Roma Financial Corp.	100,392	1,517,927
SI Financial Group Inc.	144,259	1,658,979
Simplicity Bancorp Inc.	123,291	1,843,200
Territorial Bancorp Inc.	150,822	3,446,283
United Financial Bancorp Inc.	289,578	4,552,166
Waterstone Financial Inc.[a]	100,583	784,547
Westfield Financial Inc.	333,670	2,412,434
WSFS Financial Corp.	106,013	4,479,049

		187,149,976
SEMICONDUCTORS — 3.24%
Aeroflex Holding Corp.[a,b]	270,622	1,894,354
Alpha & Omega Semiconductor Ltd.[a,b]	234,308	1,968,187
Ambarella Inc.[a]	89,887	1,002,240
Amkor Technology Inc.[a,b]	1,029,186	4,374,040
ANADIGICS Inc.[a,b]	960,505	2,420,473
Applied Micro Circuits Corp.[a,b]	894,498	7,513,783
ATMI Inc.[a]	439,711	9,181,166
Axcelis Technologies Inc.[a]	1,476,174	2,051,882
AXT Inc.[a]	443,541	1,246,350
Brooks Automation Inc.	915,514	7,369,888
Cabot Microelectronics Corp.	323,278	11,479,602
Cavium Inc.[a,b]	685,041	21,380,130
CEVA Inc.[a]	322,099	5,073,059
Cirrus Logic Inc.[a,b]	887,933	25,723,419

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Cohu Inc.	332,258	$3,601,677
Diodes Inc.[a]	490,160	8,504,276
DSP Group Inc.[a]	297,083	1,711,198
Emulex Corp.[a]	1,189,452	8,683,000
Entegris Inc.[a]	1,882,582	17,282,103
Entropic Communications Inc.[a,b]	1,216,806	6,436,904
Exar Corp.[a]	506,884	4,511,268
First Solar Inc.[a,b]	829,043	25,600,848
FormFactor Inc.[a,b]	674,709	3,076,673
GSI Technology Inc.[a,b]	278,952	1,749,029
GT Advanced Technologies Inc.[a,b]	1,646,128	4,971,306
Hittite Microwave Corp.[a]	433,702	26,932,894
Inphi Corp.[a,b]	318,732	3,053,452
Integrated Device Technology Inc.[a,b]	1,951,852	14,248,520
Integrated Silicon Solution Inc.[a]	371,862	3,346,758
Intermolecular Inc.[a,b]	188,902	1,681,228
International Rectifier Corp.[a,b]	948,911	16,824,192
Intersil Corp. Class A	1,756,441	14,560,896
IXYS Corp.	334,490	3,057,239
Kopin Corp.[a]	913,595	3,042,271
Lattice Semiconductor Corp.[a,b]	1,635,387	6,525,194
LTX-Credence Corp.[a,b]	668,061	4,382,480
Mattson Technology Inc.[a]	797,706	670,073
MaxLinear Inc. Class Aa,b	302,041	1,516,246
MEMC Electronic Materials Inc.[a]	3,177,400	10,199,454
Micrel Inc.	667,570	6,341,915
Microsemi Corp.[a]	1,223,097	25,733,961
Mindspeed Technologies Inc.[a,b]	497,016	2,326,035
MIPS Technologies Inc.[a,b]	653,142	5,107,570
MKS Instruments Inc.	720,503	18,574,567
Monolithic Power Systems Inc.	420,253	9,363,237
MoSys Inc.[a,b]	462,162	1,608,324
Nanometrics Inc.[a]	326,724	4,711,360
OmniVision Technologies Inc.[a,b]	718,676	10,118,958
Peregrine Semiconductor Corp.[a]	88,843	1,360,186
Pericom Semiconductor Corp.[a]	322,869	2,592,638
Photronics Inc.[a,b]	839,669	5,004,427
PLX Technology Inc.[a]	628,195	2,280,348
Power Integrations Inc.	389,368	13,086,658
QLogic Corp.[a]	1,337,052	13,009,516
QuickLogic Corp.[a,b]	596,332	1,294,040
Rambus Inc.[a,b]	1,524,751	7,440,785

Security	Shares	Value

Richardson Electronics Ltd.	175,628	$1,988,109
Rubicon Technology Inc.[a,b]	229,903	1,404,707
Rudolph Technologies Inc.[a,b]	438,866	5,902,748
Semtech Corp.[a]	901,835	26,108,123
Sigma Designs Inc.[a]	448,140	2,307,921
Silicon Image Inc.[a,b]	1,155,120	5,729,395
Supertex Inc.	141,054	2,475,498
Tessera Technologies Inc.	712,097	11,692,633
TriQuint Semiconductor Inc.[a,b]	2,312,652	11,193,236
Ultra Clean Holdings Inc.[a]	385,720	1,893,885
Ultratech Inc.[a]	359,549	13,411,178
Veeco Instruments Inc.[a,b]	533,005	15,734,307
Volterra Semiconductor Corp.[a]	350,892	6,024,816

		534,668,833
SOFTWARE — 3.92%
Accelrys Inc.[a]	768,248	6,952,644
ACI Worldwide Inc.[a]	547,405	23,916,124
Actuate Corp.[a]	672,130	3,763,928
Acxiom Corp.[a]	1,053,268	18,390,059
Advent Software Inc.[a]	436,270	9,327,453
American Software Inc. Class A	319,153	2,476,627
Aspen Technology Inc.[a]	1,285,718	35,537,246
athenahealth Inc.[a,b]	492,380	36,165,311
Audience Inc.[a,b]	82,552	857,715
AVG Technologies[a,b]	109,969	1,740,809
Avid Technology Inc.[a]	408,135	3,093,663
Blackbaud Inc.	619,218	14,136,747
Bottomline Technologies Inc.[a]	482,308	12,728,108
Callidus Software Inc.[a,b]	472,168	2,143,643
CommVault Systems Inc.[a]	614,268	42,820,622
Computer Programs and Systems Inc.	151,885	7,645,891
Cornerstone OnDemand Inc.[a,b]	464,091	13,704,607
CSG Systems International Inc.[a]	468,577	8,518,730
Demandware Inc.[a,b]	89,140	2,435,305
Digi International Inc.[a]	350,386	3,318,155
Digital River Inc.[a]	507,649	7,305,069
E2open Inc.[a,b]	62,683	887,591
Ebix Inc.[b]	387,648	6,229,503
Eloqua Inc.[a,b]	126,966	2,995,128
Envestnet Inc.[a]	282,718	3,943,916
EPAM Systems Inc.[a,b]	66,412	1,202,057
EPIQ Systems Inc.	430,451	5,501,164

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

ePocrates Inc.[a,b]	253,226	$2,233,453
Exa Corp.[a,b]	91,042	885,839
Fair Isaac Corp.	470,146	19,760,236
FalconStor Software Inc.[a,b]	436,058	1,016,015
Geeknet Inc.[a,b]	61,661	992,742
Glu Mobile Inc.[a,b]	736,114	1,685,701
Greenway Medical Technologies Inc.[a,b]	108,198	1,661,921
Guidance Software Inc.[a,b]	194,925	2,313,760
Guidewire Software Inc.[a,b]	280,083	8,324,067
Imperva Inc.[a,b]	132,470	4,176,779
inContact Inc.[a,b]	519,890	2,693,030
Infoblox Inc.[a]	105,812	1,901,442
InnerWorkings Inc.[a,b]	440,146	6,065,212
Innodata Inc.[a,b]	302,407	1,143,098
Interactive Intelligence Group Inc.[a,b]	202,858	6,803,857
Jive Software Inc.[a,b]	220,495	3,203,792
ManTech International Corp. Class Ab	318,924	8,272,889
Market Leader Inc.[a,b]	300,743	1,969,867
MedAssets Inc.[a]	803,920	13,481,738
Medidata Solutions Inc.[a]	304,472	11,932,258
MicroStrategy Inc. Class Aa	116,904	10,916,496
Monotype Imaging Holdings Inc.[b]	504,493	8,061,798
Omnicell Inc.[a]	463,961	6,899,100
Parametric Technology Corp.[a]	1,641,925	36,959,732
PDF Solutions Inc.[a,b]	328,728	4,529,872
Pegasystems Inc.	234,599	5,320,705
Pervasive Software Inc.[a]	180,666	1,609,734
Progress Software Corp.[a]	861,902	18,091,323
Proofpoint Inc.[a,b]	86,421	1,063,843
PROS Holdings Inc.[a]	303,415	5,549,460
QAD Inc. Class A	83,782	1,206,461
QLIK Technologies Inc.[a,b]	1,175,154	25,524,345
Quality Systems Inc.	546,414	9,485,747
RealPage Inc.[a,b]	494,690	10,670,463
Rosetta Stone Inc.[a,b]	146,272	1,804,997
Sapiens International Corp.[a]	186,915	747,660
Schawk Inc.	162,150	2,133,894
SciQuest Inc.[a,b]	243,036	3,854,551
SeaChange International Inc.[a]	388,843	3,760,112
SS&C Technologies Holdings Inc.[a]	467,614	10,811,236
Synchronoss Technologies Inc.[a,b]	381,592	8,047,775

Security	Shares	Value

SYNNEX Corp.[a,b]	360,717	$12,401,451
Take-Two Interactive Software Inc.[a,b]	1,072,463	11,807,818
Tangoe Inc.[a,b]	413,516	4,908,435
Tyler Technologies Inc.[a]	412,854	19,998,648
Ultimate Software Group Inc. (The)[a]	365,822	34,537,255
Verint Systems Inc.[a,b]	300,416	8,820,214

		647,778,636
STORAGE & WAREHOUSING — 0.09%
Mobile Mini Inc.[a,b]	524,494	10,925,210
Wesco Aircraft Holdings Inc.[a,b]	240,781	3,180,717

		14,105,927
TELECOMMUNICATIONS — 3.13%
8x8 Inc.[a,b]	979,169	7,236,059
ADTRAN Inc.[b]	873,980	17,077,569
Anaren Inc.[a]	189,449	3,684,783
Anixter International Inc.	388,300	24,843,434
ARRIS Group Inc.[a]	1,556,664	23,256,560
Aruba Networks Inc.[a,b]	1,537,094	31,894,701
Atlantic Tele-Network Inc.	123,847	4,546,423
Aviat Networks Inc.[a]	838,628	2,759,086
Aware Inc.	172,566	945,662
Black Box Corp.	225,757	5,494,925
CalAmp Corp.[a,b]	390,626	3,250,008
Calix Inc.[a,b]	536,291	4,124,078
Cbeyond Inc.[a]	374,302	3,383,690
Ciena Corp.[a,b]	1,366,183	21,449,073
Cincinnati Bell Inc.[a,b]	2,705,118	14,824,047
Comtech Telecommunications Corp.	247,324	6,277,083
Comverse Inc.[a]	299,546	8,546,047
Comverse Technology Inc.[a,b]	3,005,983	11,542,975
Consolidated Communications Holdings Inc.	548,192	8,727,217
DigitalGlobe Inc.[a,b]	495,976	12,121,653
EarthLink Inc.	1,466,122	9,471,148
Extreme Networks Inc.[a,b]	1,310,423	4,769,940
Fairpoint Communications Inc.[a,b]	279,323	2,217,825
Finisar Corp.[a,b]	1,251,806	20,404,438
General Communication Inc. Class Aa	503,805	4,831,490
GeoEye Inc.[a]	200,053	6,147,629
Globecomm Systems Inc.[a,b]	313,964	3,547,793

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Harmonic Inc.[a]	1,623,586	$8,231,581
Hawaiian Telcom Holdco Inc.[a,b]	139,642	2,723,019
Hickory Tech Corp.	184,780	1,797,909
IDT Corp. Class B	206,419	1,969,237
Infinera Corp.[a,b]	1,512,811	8,789,432
InterDigital Inc.	561,930	23,095,323
Iridium Communications Inc.[a,b]	691,953	4,663,763
Ixia[a,b]	580,887	9,863,461
KVH Industries Inc.[a,b]	202,325	2,828,504
Leap Wireless International Inc.[a,b]	740,486	4,924,232
LogMeIn Inc.[a,b]	305,203	6,839,599
Loral Space & Communications Inc.	151,229	8,266,177
Lumos Networks Corp.	208,144	2,085,603
Neonode Inc.[a,b]	306,434	1,489,269
NeoPhotonics Corp.[a,b]	266,790	1,531,375
NETGEAR Inc.[a]	520,836	20,531,355
Neutral Tandem Inc.	383,276	985,019
NTELOS Holdings Corp.	202,633	2,656,519
Numerex Corp. Class Aa,b	137,767	1,810,258
Oclaro Inc.[a,b]	1,000,994	1,571,561
Oplink Communications Inc.[a]	264,071	4,114,226
ORBCOMM Inc.[a,b]	490,757	1,923,767
ParkerVision Inc.[a,b]	1,034,040	2,099,101
Plantronics Inc.	585,617	21,591,699
Preformed Line Products Co.	31,986	1,900,608
Premiere Global Services Inc.[a]	693,235	6,779,838
Primus Telecommunications Group Inc.	165,558	1,799,615
Procera Networks Inc.[a,b]	267,121	4,955,095
RF Micro Devices Inc.[a]	3,815,133	17,091,796
RigNet Inc.[a]	167,983	3,431,893
Ruckus Wireless Inc.[a]	125,089	2,818,255
Shenandoah Telecommunications Co.	325,516	4,983,650
ShoreTel Inc.[a,b]	659,139	2,794,749
Sonus Networks Inc.[a]	2,959,797	5,031,655
Sycamore Networks Inc.	279,134	625,260
Symmetricom Inc.[a]	577,063	3,329,654
TeleNav Inc.[a]	235,620	1,880,248
Tellabs Inc.	5,021,663	11,449,392
Telular Corp.	226,064	2,140,826
TESSCO Technologies Inc.	73,584	1,629,150
Ubiquiti Networks Inc.[b]	142,677	1,732,099

Security	Shares	Value

USA Mobility Inc.	284,479	$3,322,715
ViaSat Inc.[a,b]	514,516	20,014,672
Vonage Holdings Corp.[a]	2,028,686	4,807,986
Westell Technologies Inc. Class Aa,b	616,057	1,139,705

		517,416,186
TEXTILES — 0.15%
Culp Inc.	118,944	1,785,350
G&K Services Inc. Class A	259,402	8,858,578
UniFirst Corp.	199,709	14,642,664

		25,286,592
TOYS, GAMES & HOBBIES — 0.06%
JAKKS Pacific Inc.[b]	299,678	3,751,969
LeapFrog Enterprises Inc.[a,b]	697,826	6,022,238

		9,774,207
TRANSPORTATION — 1.80%
Air Transport Services Group Inc.[a]	725,754	2,910,274
Arkansas Best Corp.	347,586	3,319,446
Atlas Air Worldwide Holdings Inc.[a]	362,457	16,060,470
Bristow Group Inc.	492,272	26,415,316
CAI International Inc.[a,b]	199,958	4,389,078
Celadon Group Inc.	273,566	4,943,338
Echo Global Logistics Inc.[a,b]	200,866	3,609,562
Forward Air Corp.	399,028	13,969,970
Frontline Ltd.[a,b]	704,488	2,296,631
GasLog Ltd.	320,016	3,977,799
Genco Shipping & Trading Ltd.[a,b]	430,028	1,500,798
Genesee & Wyoming Inc. Class Aa,b	609,613	46,379,357
GulfMark Offshore Inc. Class A	370,209	12,753,700
Heartland Express Inc.	661,239	8,642,394
Hub Group Inc. Class Aa	508,819	17,096,318
International Shipholding Corp.	75,294	1,240,845
Knight Transportation Inc.	793,670	11,611,392
Knightsbridge Tankers Ltd.	332,766	1,747,022
Marten Transport Ltd.	211,849	3,895,903
Nordic American Tankers Ltd.[b]	731,205	6,398,044
Old Dominion Freight Line Inc.[a]	979,337	33,571,672
Pacer International Inc.[a,b]	479,831	1,871,341
Patriot Transportation Holding Inc.[a,b]	87,194	2,478,925
PHI Inc.[a,b]	180,747	6,053,217
Quality Distribution Inc.[a,b]	290,913	1,745,478
Rand Logistics Inc.[a,b]	240,795	1,565,168

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2012

Security	Shares	Value

Roadrunner Transportation Systems Inc.[a,b]	196,732	$3,568,718
Saia Inc.[a]	222,801	5,151,159
Scorpio Tankers Inc.[a,b]	792,475	5,634,497
Ship Finance International Ltd.	667,833	11,106,063
Swift Transportation Co.[a,b]	1,086,851	9,912,081
Teekay Tankers Ltd. Class Ab	857,665	2,487,229
Universal Truckload Services Inc.	75,437	1,376,725
Werner Enterprises Inc.	606,723	13,147,687
XPO Logistics Inc.[a,b]	240,361	4,177,474

		297,005,091
TRUCKING & LEASING — 0.25%
AMERCO	118,752	15,058,941
Greenbrier Companies Inc. (The)[a,b]	317,450	5,133,167
TAL International Group Inc.[b]	400,627	14,574,810
Textainer Group Holdings Ltd.[b]	190,001	5,977,431
Willis Lease Finance Corp.[a,b]	74,392	1,064,550

		41,808,899
VENTURE CAPITAL — 0.09%
Fidus Investment Corp.[b]	166,290	2,735,470
GSV Capital Corp.[a,b]	263,183	2,218,633
Harris & Harris Group Inc.[a,b]	425,834	1,405,252
Hercules Technology Growth Capital Inc.	729,299	8,117,098

		14,476,453
WATER — 0.30%
American States Water Co.	259,684	12,459,638
Artesian Resources Corp. Class A	101,787	2,283,082
California Water Service Group	573,817	10,529,542
Connecticut Water Service Inc.	149,904	4,464,141
Consolidated Water Co. Ltd.	199,080	1,473,192
Middlesex Water Co.	214,085	4,187,503
PICO Holdings Inc.[a]	315,618	6,397,577
SJW Corp.	192,281	5,114,675
York Water Co. (The)	175,405	3,081,866

		49,991,216

Total COMMON STOCKS
(Cost: $20,268,028,986)		16,494,856,085

INVESTMENT COMPANIES — 0.01%

CLOSED-END FUNDS — 0.01%
Firsthand Technology Value Fund Inc.[a]	116,658	2,034,516

		2,034,516

TOTAL INVESTMENT COMPANIES
(Cost: $2,204,495)		2,034,516

Security	Shares	Value

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	144,927	$4,348

		4,348

TOTAL WARRANTS
(Cost: $0)		4,348

SHORT-TERM INVESTMENTS — 17.43%

MONEY MARKET FUNDS — 17.43%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,e,f]	2,673,107,673	2,673,107,673
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,e,f]	190,557,361	190,557,361
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[c,e]	17,574,148	17,574,148

		2,881,239,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,881,239,182)		2,881,239,182

TOTAL INVESTMENTS IN SECURITIES — 117.24%
(Cost: $23,151,472,663)		19,378,134,131
Other Assets, Less Liabilities — (17.24)%		(2,849,567,581)

NET ASSETS — 100.00%		$16,528,566,550

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

166

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

ADVERTISING — 0.04%
MDC Partners Inc.	63,084	$712,849
Millennial Media Inc.[a,b]	74,592	934,638

		1,647,487
AEROSPACE & DEFENSE — 1.01%
AeroVironment Inc.[a]	70,220	1,526,583
Astronics Corp.[a]	80,707	1,846,576
CPI Aerostructures Inc.[a,b]	43,715	437,587
Cubic Corp.	57,805	2,772,906
GenCorp Inc.[a,b]	321,232	2,939,273
HEICO Corp.	355,138	15,895,977
Kaman Corp.	178,498	6,568,726
LMI Aerospace Inc.[a]	7,210	139,441
M/A-COM Technology Solutions Holdings Inc.[a]	6,951	104,057
Moog Inc. Class Aa	34,830	1,429,075
National Presto Industries Inc.	3,320	229,412
SIFCO Industries Inc.	6,739	106,139
Teledyne Technologies Inc.[a]	86,787	5,647,230

		39,642,982
AGRICULTURE — 0.22%
Alico Inc.	10,244	375,238
Cadiz Inc.[a,b]	79,534	629,909
Limoneira Co.	54,340	1,053,653
Tejon Ranch Co.[a]	89,690	2,518,495
Vector Group Ltd.	282,729	4,204,180

		8,781,475
AIRLINES — 1.26%
Alaska Air Group Inc.[a]	454,647	19,590,739
Allegiant Travel Co.	101,202	7,429,239
Hawaiian Holdings Inc.[a]	190,847	1,253,865
Republic Airways Holdings Inc.[a]	182,851	1,038,594
SkyWest Inc.	22,168	276,213
Spirit Airlines Inc.[a]	280,374	4,968,227
US Airways Group Inc.[a,b]	1,094,604	14,777,154

		49,334,031
APPAREL — 1.63%
Cherokee Inc.	49,537	679,152
Crocs Inc.[a]	608,142	8,751,163
G-III Apparel Group Ltd.[a]	13,696	468,814
Maidenform Brands Inc.[a]	114,734	2,236,166
Oxford Industries Inc.	94,547	4,383,199
R.G. Barry Corp.	52,394	742,423

Security	Shares	Value

Steven Madden Ltd.[a]	265,107	$11,206,073
True Religion Apparel Inc.	174,787	4,443,086
Warnaco Group Inc. (The)[a]	243,145	17,401,888
Weyco Group Inc.	3,023	70,617
Wolverine World Wide Inc.	328,286	13,453,160

		63,835,741
AUTO MANUFACTURERS — 0.11%
Wabash National Corp.[a,b]	461,420	4,138,937

		4,138,937
AUTO PARTS & EQUIPMENT — 1.11%
Commercial Vehicle Group Inc.[a]	167,278	1,373,353
Cooper Tire & Rubber Co.	364,773	9,250,643
Dana Holding Corp.	103,641	1,617,836
Dorman Products Inc.	165,145	5,836,224
Fuel Systems Solutions Inc.[a]	20,479	301,041
Gentherm Inc.[a]	201,893	2,685,177
Meritor Inc.[a]	160,107	757,306
Tenneco Inc.[a,b]	409,393	14,373,788
Titan International Inc.[b]	323,058	7,016,820
Tower International Inc.[a]	37,209	299,533

		43,511,721
BANKS — 0.61%
Arrow Financial Corp.	4,139	103,268
Bank of the Ozarks Inc.	144,119	4,823,663
Bridge Capital Holdings[a]	17,599	273,841
Cascade Bancorp[a]	3,776	23,638
Cass Information Systems Inc.	69,425	2,929,735
Eagle Bancorp Inc.[a]	6,262	125,052
FNB United Corp.[a,b]	48,783	565,883
Penns Woods Bancorp Inc.	2,037	76,204
Texas Capital Bancshares Inc.[a,b]	236,488	10,599,392
Westamerica Bancorp	103,702	4,416,668

		23,937,344
BEVERAGES — 0.27%
Boston Beer Co. Inc. (The) Class Aa,b	52,694	7,084,708
Coca-Cola Bottling Co. Consolidated	31,306	2,081,849
Craft Brew Alliance Inc.[a,b]	28,662	185,730
Farmer Bros. Co.[a]	2,530	36,508
National Beverage Corp.	77,268	1,127,340

		10,516,135
BIOTECHNOLOGY — 4.04%
Acorda Therapeutics Inc.[a,b]	270,506	6,724,779
Aegerion Pharmaceuticals Inc.[a,b]	168,118	4,268,516
Affymax Inc.[a]	244,705	4,649,395

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Agenus Inc.[a]	91,385	$374,679
Alnylam Pharmaceuticals Inc.[a]	313,707	5,725,153
AMAG Pharmaceuticals Inc.[a]	113,924	1,675,822
Arena Pharmaceuticals Inc.[a,b]	1,295,423	11,684,715
ArQule Inc.[a]	393,195	1,097,014
BioCryst Pharmaceuticals Inc.[a]	334,443	474,909
Biotime Inc.[a,b]	200,086	628,270
Cambrex Corp.[a]	104,288	1,186,797
Celldex Therapeutics Inc.[a,b]	415,676	2,789,186
Ceres Inc.[a,b]	39,363	178,708
Coronado Biosciences Inc.[a]	116,696	526,299
Cubist Pharmaceuticals Inc.[a,b]	427,789	17,992,805
Curis Inc.[a]	411,841	1,412,615
Dendreon Corp.[a,b]	975,729	5,151,849
Discovery Laboratories Inc.[a]	284,970	601,287
Dynavax Technologies Corp.[a,b]	1,047,899	2,996,991
Emergent BioSolutions Inc.[a]	34,747	557,342
Exact Sciences Corp.[a]	430,584	4,559,885
Exelixis Inc.[a,b]	1,243,722	5,683,810
GTx Inc.[a]	146,840	616,728
Halozyme Therapeutics Inc.[a,b]	606,652	4,070,635
Harvard Bioscience Inc.[a]	12,030	52,691
ImmunoGen Inc.[a,b]	440,131	5,611,670
Immunomedics Inc.[a,b]	431,695	1,260,549
Intercept Pharmaceuticals Inc.[a]	25,453	871,511
InterMune Inc.[a,b]	248,682	2,409,729
Kythera Biopharmaceuticals Inc.[a]	27,326	829,071
Lexicon Pharmaceuticals Inc.[a]	605,852	1,344,991
Ligand Pharmaceuticals Inc. Class Ba,b	116,756	2,421,519
Medicines Co. (The)[a]	372,689	8,933,355
Merrimack Pharmaceuticals Inc.[a,b]	106,439	648,214
Momenta Pharmaceuticals Inc.[a]	121,777	1,434,533
NewLink Genetics Corp.[a,b]	83,031	1,037,887
Novavax Inc.[a,b]	870,213	1,644,703
NPS Pharmaceuticals Inc.[a,b]	385,949	3,512,136
Omeros Corp.[a,b]	174,678	906,579
OncoGenex Pharmaceutical Inc.[a]	95,275	1,250,008
Oncothyreon Inc.[a,b]	383,970	737,222
PDL BioPharma Inc.	817,806	5,765,532
Repligen Corp.[a,b]	189,678	1,193,075
RTI Biologics Inc.[a]	23,632	100,909
Sangamo BioSciences Inc.[a]	352,939	2,121,163
Seattle Genetics Inc.[a]	640,837	14,867,418
Sequenom Inc.[a,b]	594,111	2,804,204
Spectrum Pharmaceuticals Inc.[b]	400,777	4,484,695
Sunesis Pharmaceuticals Inc.[a,b]	201,474	846,191

Security	Shares	Value

Transcept Pharmaceuticals Inc.[a]	10,224	$45,497
Trius Therapeutics Inc.[a]	173,144	827,628
Verastem Inc.[a,b]	41,637	365,989
Vical Inc.[a,b]	466,847	1,358,525
XOMA Corp.[a]	496,840	1,189,932
ZIOPHARM Oncology Inc.[a,b]	454,113	1,889,110

		158,394,425
BUILDING MATERIALS — 1.36%
AAON Inc.	126,360	2,637,133
American DG Energy Inc.[a]	144,964	334,867
Builders FirstSource Inc.[a]	304,963	1,701,694
Comfort Systems USA Inc.	76,456	929,705
Drew Industries Inc.	61,163	1,972,507
Eagle Materials Inc.	330,151	19,313,833
Headwaters Inc.[a]	413,556	3,540,039
Nortek Inc.[a]	52,334	3,467,128
Patrick Industries Inc.[a,b]	26,182	407,392
PGT Inc.[a]	64,403	289,814
Simpson Manufacturing Co. Inc.	28,285	927,465
Trex Co. Inc.[a,b]	100,189	3,730,036
USG Corp.[a,b]	499,687	14,026,214

		53,277,827
CHEMICALS — 2.12%
Aceto Corp.	41,246	414,110
American Vanguard Corp.	188,421	5,854,240
Balchem Corp.	198,124	7,211,714
Chemtura Corp.[a]	463,289	9,849,524
Georgia Gulf Corp.	146,028	6,028,036
H.B. Fuller Co.	336,798	11,727,306
Hawkins Inc.[b]	62,377	2,410,247
Innophos Holdings Inc.	147,452	6,856,518
Innospec Inc.	20,266	698,974
KMG Chemicals Inc.	51,205	899,672
Landec Corp.[a]	41,888	397,517
Olin Corp.	371,689	8,024,766
OMNOVA Solutions Inc.[a]	315,295	2,210,218
PolyOne Corp.	475,885	9,717,572
Quaker Chemical Corp.	24,816	1,336,590
Rentech Inc.	971,272	2,554,445
Stepan Co.	107,390	5,964,441
Zep Inc.	63,889	922,557

		83,078,447
COAL — 0.13%
SunCoke Energy Inc.[a]	332,479	5,183,348

		5,183,348

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMERCIAL SERVICES — 8.31%
Acacia Research Corp.[a]	336,143	$8,622,068
Accretive Health Inc.[a,b]	381,110	4,405,632
Advisory Board Co. (The)[a,b]	231,621	10,837,547
American Public Education Inc.[a]	122,174	4,411,703
AMN Healthcare Services Inc.[a]	164,045	1,894,720
Arbitron Inc.	178,497	8,332,240
ARC Document Solutions Inc.[a]	42,045	107,635
AVEO Pharmaceuticals Inc.[a,b]	240,388	1,935,123
Avis Budget Group Inc.[a,b]	715,791	14,186,978
Barrett Business Services Inc.	47,450	1,807,371
Bridgepoint Education Inc.[a,b]	115,794	1,192,678
Brink’s Co. (The)	319,464	9,114,308
Capella Education Co.[a,b]	86,502	2,441,951
Cardtronics Inc.[a]	297,570	7,064,312
CDI Corp.	15,086	258,423
Chemed Corp.	130,011	8,917,454
Collectors Universe Inc.	35,159	352,645
Corporate Executive Board Co. (The)	226,283	10,739,391
CorVel Corp.[a]	41,207	1,847,310
CoStar Group Inc.[a]	190,565	17,030,794
Deluxe Corp.	230,780	7,440,347
Electro Rent Corp.	12,246	188,343
ExamWorks Group Inc.[a]	36,753	514,174
ExlService Holdings Inc.[a,b]	158,219	4,192,803
Forrester Research Inc.	95,335	2,554,978
Franklin Covey Co.[a]	63,912	824,465
Global Cash Access Inc.[a]	416,966	3,269,013
Grand Canyon Education Inc.[a,b]	270,398	6,346,241
Great Lakes Dredge & Dock Corp.	43,431	387,839
Green Dot Corp. Class Aa,b	162,993	1,988,515
H&E Equipment Services Inc.	108,720	1,638,410
Hackett Group Inc. (The)	161,304	690,381
Healthcare Services Group Inc.	453,508	10,534,991
Heartland Payment Systems Inc.	262,202	7,734,959
Hill International Inc.[a]	10,352	37,888
HMS Holdings Corp.[a]	579,619	15,023,724
Huron Consulting Group Inc.[a]	154,460	5,203,757
Insperity Inc.	153,728	5,005,384
Intersections Inc.	39,815	377,446
K12 Inc.[a,b]	181,557	3,711,025
Kforce Inc.	179,297	2,569,326
Landauer Inc.	63,543	3,889,467
LifeLock Inc.[a]	110,928	901,845
Mac-Gray Corp.	11,317	142,028
Matthews International Corp. Class A	90,742	2,912,818

Security	Shares	Value

MAXIMUS Inc.	228,926	$14,472,702
McGrath RentCorp	86,909	2,522,099
Medifast Inc.[a]	94,129	2,484,064
MoneyGram International Inc.[a]	40,052	532,291
Monro Muffler Brake Inc.	209,216	7,316,284
Multi-Color Corp.	5,543	132,977
National American University Holdings Inc.	31,000	119,350
National Research Corp.	16,513	895,005
Odyssey Marine Exploration Inc.[a,b]	495,626	1,472,009
On Assignment Inc.[a]	291,367	5,908,923
PAREXEL International Corp.[a]	404,157	11,959,006
PDI Inc.[a]	6,125	46,550
Performant Financial Corp.[a]	32,588	329,139
Premier Exhibitions Inc.[a]	169,284	458,760
PRGX Global Inc.[a]	156,283	1,008,025
Providence Service Corp. (The)[a]	21,197	360,137
RPX Corp.[a]	132,160	1,194,726
ServiceSource International Inc.[a,b]	333,703	1,952,163
Sotheby’s	160,303	5,389,387
Standard Parking Corp.[a]	105,025	2,309,500
Steiner Leisure Ltd.[a]	103,136	4,970,124
Strayer Education Inc.	80,255	4,507,923
Team Health Holdings Inc.[a,b]	192,610	5,541,390
Team Inc.[a]	134,665	5,122,657
TMS International Corp.[a]	42,366	530,422
TNS Inc.[a]	166,047	3,442,154
Tree.com Inc.	24,219	436,669
TrueBlue Inc.[a]	199,518	3,142,408
Universal Technical Institute Inc.	96,449	968,348
Valassis Communications Inc.	165,701	4,271,772
VistaPrint NVa,b	231,291	7,600,222
Westway Group Inc.[a]	10,265	68,468
WEX Inc.[a]	262,432	19,779,500
Zipcar Inc.[a,b]	152,751	1,258,668

		326,084,272
COMPUTERS — 2.49%
3D Systems Corp.[a,b]	316,234	16,871,084
Acorn Energy Inc.[b]	117,325	916,308
CACI International Inc. Class Aa	12,176	670,045
Carbonite Inc.[a,b]	74,168	686,054
Computer Task Group Inc.[a]	79,489	1,449,084
Cray Inc.[a]	249,771	3,983,847
Datalink Corp.[a]	100,029	855,248
Digimarc Corp.	46,474	962,012
Echelon Corp.[a]	133,597	327,313

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Electronics For Imaging Inc.[a]	24,195	$459,463
FleetMatics Group PLC[a]	43,691	1,099,265
iGATE Corp.[a]	216,398	3,412,596
Immersion Corp.[a]	171,934	1,181,187
j2 Global Inc.	259,149	7,924,776
KEY Tronic Corp.[a]	12,529	128,297
Keyw Holding Corp. (The)[a]	70,185	890,648
LivePerson Inc.[a]	371,785	4,885,255
Manhattan Associates Inc.[a]	137,429	8,292,466
Mattersight Corp.[a]	62,851	312,369
Maxwell Technologies Inc.[a]	197,392	1,636,380
Mentor Graphics Corp.[a]	341,238	5,807,871
MTS Systems Corp.	108,348	5,518,164
NetScout Systems Inc.[a]	248,415	6,456,306
Qualys Inc.[a]	42,365	626,578
Quantum Corp.[a]	93,611	116,078
RealD Inc.[a,b]	239,719	2,687,250
Silicon Graphics International Corp.[a]	11,650	119,179
Super Micro Computer Inc.[a,b]	178,628	1,822,006
Synaptics Inc.[a,b]	227,413	6,815,568
Syntel Inc.	104,439	5,596,886
Unisys Corp.[a,b]	151,950	2,628,735
Virtusa Corp.[a]	125,011	2,053,931
Vocera Communications Inc.[a]	20,093	504,334

		97,696,583
COSMETICS & PERSONAL CARE — 0.21%
Elizabeth Arden Inc.[a,b]	145,295	6,539,728
Inter Parfums Inc.	79,683	1,550,631

		8,090,359
DISTRIBUTION & WHOLESALE — 1.63%
Beacon Roofing Supply Inc.[a]	316,512	10,533,519
BlueLinx Holdings Inc.[a]	30,072	84,502
Core-Mark Holding Co. Inc.	12,247	579,896
Houston Wire & Cable Co.	42,027	515,671
MWI Veterinary Supply Inc.[a]	86,023	9,462,530
Owens & Minor Inc.	366,855	10,459,036
Pool Corp.	320,374	13,558,228
Rentrak Corp.[a]	36,685	714,991
Titan Machinery Inc.[a,b]	114,325	2,823,828
United Stationers Inc.	15,286	473,713
Watsco Inc.	198,259	14,849,599

		64,055,513
DIVERSIFIED FINANCIAL SERVICES — 2.61%
BGC Partners Inc. Class A	667,185	2,308,460
Cohen & Steers Inc.[b]	125,461	3,822,797

Security	Shares	Value

Credit Acceptance Corp.[a]	53,163	$5,405,614
DFC Global Corp.[a,b]	234,006	4,331,451
Diamond Hill Investment Group Inc.	17,562	1,191,757
Duff & Phelps Corp. Class A	59,997	937,153
Ellie Mae Inc.[a]	169,627	4,707,149
Encore Capital Group Inc.[a]	117,200	3,588,664
Epoch Holding Corp.	108,239	3,019,868
Evercore Partners Inc. Class A	17,148	517,698
Financial Engines Inc.[a,b]	313,197	8,691,217
GAMCO Investors Inc. Class A	43,225	2,293,951
Greenhill & Co. Inc.	196,294	10,205,325
Higher One Holdings Inc.[a,b]	219,601	2,314,594
Ladenburg Thalmann Financial Services Inc.[a]	670,502	938,703
MarketAxess Holdings Inc.	246,814	8,712,534
MicroFinancial Inc.	20,965	152,625
Nationstar Mortgage Holdings Inc.[a,b]	129,224	4,003,359
Netspend Holdings Inc.[a]	190,622	2,253,152
Ocwen Financial Corp.[a]	43,729	1,512,586
Portfolio Recovery Associates Inc.[a]	115,444	12,336,346
Pzena Investment Management Inc. Class A	42,024	226,930
Regional Management Corp.[a]	31,805	526,373
SeaCube Container Leasing Ltd.	9,908	186,766
Stifel Financial Corp.[a]	178,779	5,715,565
Teton Advisors Inc. Class B	263	5,523
Virtus Investment Partners Inc.[a]	21,487	2,598,638
WageWorks Inc.[a]	29,009	516,360
Westwood Holdings Group Inc.	43,531	1,780,418
WisdomTree Investments Inc.[a]	398,290	2,437,535
World Acceptance Corp.[a,b]	70,488	5,255,585

		102,494,696
ELECTRIC — 0.09%
Ameresco Inc. Class Aa	100,538	986,278
Atlantic Power Corp.	68,219	779,743
EnerNOC Inc.[a,b]	62,538	734,822
Ormat Technologies Inc.	32,997	636,182
Otter Tail Corp.	14,574	364,350

		3,501,375
ELECTRICAL COMPONENTS & EQUIPMENT — 1.51%
Acuity Brands Inc.	285,943	19,366,919
American Superconductor Corp.[a]	26,904	70,488
Belden Inc.	273,384	12,299,546
Capstone Turbine Corp.[a,b]	1,999,947	1,779,953
Coleman Cable Inc.	57,220	530,429

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

EnerSys Inc.[a]	118,400	$4,455,392
Generac Holdings Inc.	75,962	2,606,256
Graham Corp.	65,146	1,270,347
Insteel Industries Inc.	7,026	87,685
Littelfuse Inc.	132,659	8,186,387
Powell Industries Inc.[a]	26,426	1,097,472
SunPower Corp.[a,b]	121,048	680,290
Universal Display Corp.[a,b]	269,079	6,893,804
Vicor Corp.[a]	23,702	128,465

		59,453,433
ELECTRONICS — 2.37%
American Science and Engineering Inc.	10,907	711,245
Analogic Corp.	83,027	6,168,906
Badger Meter Inc.	98,444	4,667,230
Coherent Inc.	47,116	2,385,012
Cymer Inc.[a]	64,362	5,820,256
Daktronics Inc.	57,886	640,798
ESCO Technologies Inc.	57,314	2,144,117
FARO Technologies Inc.[a,b]	114,448	4,083,505
FEI Co.	240,320	13,328,147
Fluidigm Corp.[a,b]	164,496	2,353,938
GSI Group Inc.[a]	10,586	91,675
II-VI Inc.[a]	304,056	5,555,103
InvenSense Inc.[a]	247,468	2,749,369
Measurement Specialties Inc.[a]	90,326	3,103,601
Mesa Laboratories Inc.	18,080	905,989
Multi-Fineline Electronix Inc.[a]	11,993	242,379
NVE Corp.[a,b]	32,549	1,806,144
OSI Systems Inc.[a]	134,268	8,598,523
Plexus Corp.[a]	103,797	2,677,963
Rogers Corp.[a]	46,317	2,300,102
Sypris Solutions Inc.	46,633	184,667
Taser International Inc.[a]	345,831	3,091,729
Woodward Inc.	467,090	17,810,142
Zagg Inc.[a,b]	172,957	1,272,963
Zygo Corp.[a]	20,132	316,072

		93,009,575
ENERGY — ALTERNATE SOURCES — 0.25%
Clean Energy Fuels Corp.[a,b]	446,252	5,555,837
Enphase Energy Inc.[a,b]	41,404	151,125
FuelCell Energy Inc.[a]	258,527	237,069
Gevo Inc.[a,b]	183,523	282,626
KiOR Inc. Class Aa,b	180,548	1,157,313
Renewable Energy Group Inc.[a,b]	11,805	69,177

Security	Shares	Value

REX American Resources Corp.[a]	4,429	$85,435
Saratoga Resources Inc.[a]	133,894	473,985
Solazyme Inc.[a,b]	224,673	1,765,930

		9,778,497
ENGINEERING & CONSTRUCTION — 0.60%
Aegion Corp.[a]	38,701	858,775
Argan Inc.	14,281	257,058
Dycom Industries Inc.[a]	198,026	3,920,915
Exponent Inc.[a]	90,461	5,050,438
MasTec Inc.[a,b]	370,248	9,230,283
Mistras Group Inc.[a,b]	106,194	2,621,930
MYR Group Inc.[a]	76,574	1,703,771
Sterling Construction Co. Inc.[a]	11,264	111,964

		23,755,134
ENTERTAINMENT — 1.11%
Carmike Cinemas Inc.[a]	37,069	556,035
Churchill Downs Inc.	28,840	1,916,418
Lions Gate Entertainment Corp.[a]	573,333	9,402,661
Multimedia Games Holding Co. Inc.[a]	185,585	2,729,955
National CineMedia Inc.	126,072	1,781,397
Pinnacle Entertainment Inc.[a]	27,749	439,267
Scientific Games Corp. Class Aa	49,026	425,055
SHFL Entertainment Inc.[a]	369,627	5,359,592
Six Flags Entertainment Corp.	268,236	16,416,043
Vail Resorts Inc.	85,617	4,631,024

		43,657,447
ENVIRONMENTAL CONTROL — 0.80%
ADA-ES Inc.[a,b]	61,290	1,034,575
Calgon Carbon Corp.[a]	324,240	4,597,723
Casella Waste Systems Inc. Class Aa	22,304	97,692
CECO Environmental Corp.	39,875	396,756
Darling International Inc.[a]	242,782	3,894,223
EnergySolutions Inc.[a]	142,236	443,776
GSE Holding Inc.[a,b]	52,911	328,048
Heckmann Corp.[a,b]	60,563	244,069
Heritage-Crystal Clean Inc.[a,b]	50,417	756,759
Met-Pro Corp.	7,614	73,780
Mine Safety Appliances Co.	186,772	7,977,032
Tetra Tech Inc.[a]	349,403	9,241,710
TRC Companies Inc.[a]	85,161	495,637
US Ecology Inc.	77,554	1,825,621

		31,407,401
FOOD — 2.60%
Annie’s Inc.[a,b]	24,401	815,725
Arden Group Inc. Class A	4,910	441,753
B&G Foods Inc. Class A	354,973	10,049,286
Cal-Maine Foods Inc.	83,792	3,370,114

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Calavo Growers Inc.	79,539	$2,005,178
Chefs’ Warehouse Inc. (The)[a]	75,359	1,191,426
Hain Celestial Group Inc.[a,b]	248,590	13,478,550
Harris Teeter Supermarkets Inc.	40,981	1,580,227
Inventure Foods Inc.[a]	85,984	558,036
J&J Snack Foods Corp.	100,175	6,405,190
Lancaster Colony Corp.	124,895	8,641,485
Lifeway Foods Inc.	30,445	266,089
Pilgrim’s Pride Corp.[a,b]	327,930	2,377,493
Post Holdings Inc.[a]	124,104	4,250,562
Sanderson Farms Inc.	155,481	7,393,122
Snyders-Lance Inc.	264,776	6,383,749
SUPERVALU Inc.[b]	1,096,817	2,709,138
Tootsie Roll Industries Inc.[b]	150,775	3,908,088
TreeHouse Foods Inc.[a]	163,886	8,543,377
United Natural Foods Inc.[a]	329,895	17,679,073

		102,047,661
FOREST PRODUCTS & PAPER — 0.67%
Buckeye Technologies Inc.	155,672	4,469,343
Clearwater Paper Corp.[a]	125,801	4,926,367
Deltic Timber Corp.	73,561	5,194,878
Neenah Paper Inc.	64,259	1,829,454
Orchids Paper Products Co.	18,179	367,579
P.H. Glatfelter Co.	49,971	873,493
Schweitzer-Mauduit International Inc.	156,411	6,104,721
Wausau Paper Corp.	284,643	2,465,009

		26,230,844
GAS — 0.09%
Piedmont Natural Gas Co.	41,059	1,285,557
South Jersey Industries Inc.	45,260	2,277,936

		3,563,493
HAND & MACHINE TOOLS — 0.24%
Franklin Electric Co. Inc.	150,190	9,337,312

		9,337,312
HEALTH CARE — PRODUCTS — 5.17%
Abaxis Inc.	147,189	5,460,712
ABIOMED Inc.[a,b]	226,852	3,053,428
Accuray Inc.[a]	481,617	3,096,797
ArthroCare Corp.[a]	154,314	5,337,721
AtriCure Inc.[a,b]	95,598	659,626
Atrion Corp.	10,603	2,078,188

Security	Shares	Value

BG Medicine Inc.[a]	70,848	$163,659
Cantel Medical Corp.	144,068	4,283,142
Cardiovascular Systems Inc.[a]	114,588	1,438,079
Cepheid Inc.[a,b]	442,399	14,957,510
Cerus Corp.[a]	316,090	998,844
Conceptus Inc.[a,b]	212,664	4,468,071
Cyberonics Inc.[a]	186,087	9,775,150
Cynosure Inc. Class Aa	41,526	1,001,192
DexCom Inc.[a,b]	463,802	6,312,345
Endologix Inc.[a,b]	375,649	5,349,242
EnteroMedics Inc.[a,b]	166,692	466,738
Exactech Inc.[a]	13,119	222,367
Female Health Co. (The)[b]	125,776	903,072
Genomic Health Inc.[a,b]	108,251	2,950,922
Globus Medical Inc. Class Aa,b	47,962	503,121
Haemonetics Corp.[a,b]	341,824	13,960,092
Hansen Medical Inc.[a,b]	360,038	748,879
HeartWare International Inc.[a,b]	95,673	8,031,748
ICU Medical Inc.[a]	76,941	4,688,015
ImmunoCellular Therapeutics Ltd.[a]	340,573	653,900
Insulet Corp.[a,b]	323,619	6,867,195
Integra LifeSciences Holdings Corp.[a]	75,561	2,944,612
Luminex Corp.[a]	283,294	4,748,007
MAKO Surgical Corp.[a,b]	268,149	3,451,078
Masimo Corp.	337,832	7,097,850
Merge Healthcare Inc.[a,b]	313,148	773,476
Meridian Bioscience Inc.	279,895	5,667,874
Merit Medical Systems Inc.[a]	16,207	225,277
Natus Medical Inc.[a]	122,341	1,367,772
Navidea Biopharmaceuticals Inc.[a,b]	646,062	1,828,355
NuVasive Inc.[a]	73,529	1,136,758
NxStage Medical Inc.[a,b]	351,808	3,957,840
OraSure Technologies Inc.[a]	368,366	2,644,868
Orthofix International NVa	101,572	3,994,827
PhotoMedex Inc.[a,b]	76,106	1,104,298
PSS World Medical Inc.[a]	340,702	9,839,474
Quidel Corp.[a,b]	190,522	3,557,046
Rochester Medical Corp.[a]	61,106	615,949
Rockwell Medical Technologies Inc.[a,b]	129,916	1,045,824
Spectranetics Corp.[a]	232,284	3,430,835
Staar Surgical Co.[a,b]	237,723	1,450,110
Steris Corp.	287,813	9,995,746

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

SurModics Inc.[a]	19,630	$438,927
Symmetry Medical Inc.[a]	79,700	838,444
Tornier NVa	74,723	1,254,599
Unilife Corp.[a,b]	529,254	1,201,407
Utah Medical Products Inc.	21,555	777,058
Vascular Solutions Inc.[a]	109,851	1,735,646
Volcano Corp.[a,b]	360,423	8,509,587
West Pharmaceutical Services Inc.	146,209	8,004,943
Young Innovations Inc.	17,200	677,852
Zeltiq Aesthetics Inc.[a]	45,565	210,966

		202,957,060
HEALTH CARE — SERVICES — 2.01%
Acadia Healthcare Co. Inc.[a,b]	183,046	4,270,463
Air Methods Corp.	260,129	9,596,159
AmSurg Corp.[a]	69,488	2,085,335
Bio-Reference Laboratories Inc.[a,b]	166,135	4,766,413
Capital Senior Living Corp.[a]	165,480	3,092,821
Centene Corp.[a]	347,079	14,230,239
Emeritus Corp.[a]	208,426	5,152,291
Ensign Group Inc. (The)	72,520	1,971,819
HealthSouth Corp.[a]	544,565	11,495,767
IPC The Hospitalist Co. Inc.[a,b]	111,898	4,443,470
LHC Group Inc.[a]	6,052	128,908
Magellan Health Services Inc.[a]	9,364	458,836
Molina Healthcare Inc.[a]	16,199	438,345
Skilled Healthcare Group Inc. Class Aa,b	124,106	790,555
Sunrise Senior Living Inc.[a]	316,835	4,556,087
U.S. Physical Therapy Inc.	78,791	2,169,904
Vanguard Health Systems Inc.[a]	184,409	2,259,010
WellCare Health Plans Inc.[a]	140,742	6,852,728

		78,759,150
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Horizon Pharma Inc.[a,b]	147,743	344,241
Main Street Capital Corp.	16,615	506,924
OFS Capital Corp.[a]	8,182	112,011
Primoris Services Corp.	56,421	848,572
Stellus Capital Investment Corp.	9,819	160,835

		1,972,583
HOME BUILDERS — 0.28%
Cavco Industries Inc.[a]	41,813	2,089,814
Meritage Homes Corp.[a]	50,021	1,868,284

Security	Shares	Value

Ryland Group Inc. (The)	169,559	$6,188,904
Winnebago Industries Inc.[a]	57,079	977,763

		11,124,765
HOME FURNISHINGS — 0.60%
American Woodmark Corp.[a]	10,511	292,416
DTS Inc.[a]	125,170	2,090,339
Ethan Allen Interiors Inc.	141,183	3,629,815
La-Z-Boy Inc.	103,314	1,461,893
Select Comfort Corp.[a]	383,224	10,028,972
Skullcandy Inc.[a,b]	109,573	853,574
TiVo Inc.[a]	422,979	5,211,101

		23,568,110
HOUSEHOLD PRODUCTS & WARES — 0.60%
A.T. Cross Co. Class Aa	59,005	636,074
ACCO Brands Corp.[a]	351,502	2,580,025
American Greetings Corp. Class Ab	15,848	267,673
Blyth Inc.[b]	69,261	1,077,008
Central Garden & Pet Co. Class Aa	38,210	399,294
Prestige Brands Holdings Inc.[a]	225,167	4,510,095
Spectrum Brands Holdings Inc.[a]	130,376	5,857,794
Tumi Holdings Inc.[a]	146,557	3,055,713
WD-40 Co.	107,116	5,046,235

		23,429,911
HOUSEWARES — 0.07%
Libbey Inc.[a]	139,774	2,704,627

		2,704,627
INSURANCE — 0.33%
American Safety Insurance Holdings Ltd.[a]	5,815	110,020
AmTrust Financial Services Inc.	28,445	816,087
Donegal Group Inc. Class A	3,124	43,861
eHealth Inc.[a]	132,893	3,651,900
First American Financial Corp.	65,580	1,579,822
Greenlight Capital Re Ltd. Class Aa	53,324	1,230,718
Hallmark Financial Services Inc.[a]	6,514	61,166
Homeowners Choice Inc.	9,697	201,601
Meadowbrook Insurance Group Inc.	24,185	139,789
Montpelier Re Holdings Ltd.	43,949	1,004,674
Navigators Group Inc. (The)[a]	28,593	1,460,244
State Auto Financial Corp.	14,538	217,198
Tower Group Inc.	128,058	2,275,591
Universal Insurance Holdings Inc.	15,171	66,449

		12,859,120

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

INTERNET — 3.73%
1-800-FLOWERS.COM Inc.[a]	10,373	$38,069
Active Network Inc. (The)[a,b]	266,236	1,307,219
Ambient Corp.[a,b]	18,125	54,556
Angie’s List Inc.[a,b]	240,627	2,885,118
Bankrate Inc.[a,b]	275,424	3,429,029
Bazaarvoice Inc.[a,b]	64,672	604,683
Blucora Inc.[a]	40,570	637,355
Blue Nile Inc.[a,b]	83,844	3,227,994
Boingo Wireless Inc.[a]	109,956	830,168
Brightcove Inc.[a,b]	36,842	333,052
BroadSoft Inc.[a,b]	185,920	6,754,474
CafePress Inc.[a,b]	30,245	174,514
Cogent Communications Group Inc.	315,994	7,154,104
comScore Inc.[a]	238,114	3,281,211
Constant Contact Inc.[a,b]	205,809	2,924,546
Dealertrack Technologies Inc.[a]	256,590	7,369,265
Dice Holdings Inc.[a,b]	284,447	2,611,223
Envivio Inc.[a]	14,502	24,653
ExactTarget Inc.[a]	66,032	1,320,640
Global Sources Ltd.[a]	18,914	122,563
HealthStream Inc.[a]	131,787	3,203,742
ICG Group Inc.[a]	20,109	229,846
Internap Network Services Corp.[a]	182,684	1,267,827
iPass Inc.[a]	315,944	578,178
Kayak Software Corp.[a]	17,601	699,112
Lionbridge Technologies Inc.[a]	382,722	1,538,542
Liquidity Services Inc.[a,b]	159,727	6,526,445
magicJack VocalTec Ltd.[a,b]	66,389	1,208,944
MeetMe Inc.[a,b]	19,619	68,470
Move Inc.[a]	266,977	2,026,355
NIC Inc.	435,168	7,110,645
NutriSystem Inc.	190,279	1,558,385
OpenTable Inc.[a,b]	152,759	7,454,639
Orbitz Worldwide Inc.[a,b]	151,401	411,811
Overstock.com Inc.[a,b]	79,143	1,132,536
Perficient Inc.[a]	164,985	1,943,523
ReachLocal Inc.[a,b]	70,554	910,852
Responsys Inc.[a]	245,178	1,461,261
Saba Software Inc.[a]	200,418	1,751,653
Sapient Corp.[a]	832,851	8,794,907
Shutterfly Inc.[a,b]	60,540	1,808,330
Sourcefire Inc.[a,b]	199,764	9,432,856

Security	Shares	Value

Spark Networks Inc.[a]	75,594	$589,633
SPS Commerce Inc.[a,b]	84,245	3,139,811
Stamps.com Inc.[a]	90,322	2,276,114
Support.com Inc.[a]	224,368	937,858
Synacor Inc.[a,b]	41,998	229,729
Towerstream Corp.[a,b]	323,930	1,052,773
Travelzoo Inc.[a]	49,614	942,170
Trulia Inc.[a,b]	33,865	549,968
Unwired Planet Inc.[a,b]	160,324	192,389
US Auto Parts Network Inc.[a,b]	97,186	177,850
ValueClick Inc.[a,b]	304,681	5,913,858
Vasco Data Security International Inc.[a,b]	83,774	683,596
VirnetX Holding Corp.[a,b]	283,744	8,308,024
Vitacost.com Inc.[a]	144,268	978,137
Vocus Inc.[a]	140,750	2,446,235
Web.com Group Inc.[a,b]	238,212	3,525,538
Websense Inc.[a]	252,649	3,799,841
XO Group Inc.[a]	171,535	1,595,275
Yelp Inc.[a,b]	57,087	1,076,090
Zillow Inc. Class Aa,b	24,728	686,202
Zix Corp.[a,b]	396,958	1,111,482

		146,415,868
IRON & STEEL — 0.03%
AK Steel Holding Corp.[b]	149,514	687,764
Metals USA Holdings Corp.	18,947	331,383

		1,019,147
LEISURE TIME — 1.03%
Arctic Cat Inc.[a]	85,366	2,850,371
Brunswick Corp.	603,429	17,553,749
Interval Leisure Group Inc.	261,593	5,072,288
Life Time Fitness Inc.[a,b]	267,790	13,177,946
Marine Products Corp.[b]	39,529	226,106
Town Sports International Holdings Inc.	155,669	1,657,875

		40,538,335
LODGING — 0.34%
Ameristar Casinos Inc.	192,990	5,064,058
Boyd Gaming Corp.[a]	26,998	179,267
Caesars Entertainment Corp.[a,b]	221,397	1,532,067
Morgans Hotel Group Co.[a,b]	65,349	362,033
MTR Gaming Group Inc.[a]	148,423	618,924
Ryman Hospitality Properties Inc.[b]	148,132	5,697,138

		13,453,487

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

MACHINERY — 2.22%
Altra Holdings Inc.	99,452	$2,192,917
Applied Industrial Technologies Inc.	262,437	11,024,978
Cascade Corp.	3,574	229,808
Chart Industries Inc.[a,b]	201,715	13,448,339
Cognex Corp.	289,297	10,651,916
DXP Enterprises Inc.[a]	59,724	2,930,657
Flow International Corp.[a]	67,600	236,600
Gorman-Rupp Co. (The)	101,084	3,015,336
Intermec Inc.[a]	50,338	496,333
iRobot Corp.[a]	186,730	3,499,320
Lindsay Corp.	85,997	6,890,080
Middleby Corp. (The)[a]	126,512	16,220,103
Robbins & Myers Inc.	106,950	6,358,177
Sauer-Danfoss Inc.	78,718	4,201,180
Tennant Co.	126,735	5,570,003

		86,965,747
MANUFACTURING — 2.74%
A.O. Smith Corp.	72,686	4,584,306
Actuant Corp. Class A	94,367	2,633,783
AZZ Inc.	171,016	6,572,145
Blount International Inc.[a]	330,769	5,232,766
CLARCOR Inc.	338,677	16,181,987
EnPro Industries Inc.[a]	73,279	2,997,111
Federal Signal Corp.[a]	40,459	307,893
GP Strategies Corp.[a]	90,661	1,872,150
Handy & Harman Ltd.[a]	31,374	472,806
Hexcel Corp.[a]	672,583	18,132,838
Hillenbrand Inc.	372,944	8,432,264
John Bean Technologies Corp.	195,840	3,480,077
Koppers Holdings Inc.	140,108	5,345,120
LSB Industries Inc.[a]	73,638	2,608,258
Movado Group Inc.	8,423	258,418
Myers Industries Inc.	225,701	3,419,370
Park-Ohio Holdings Corp.[a]	53,192	1,133,521
Proto Labs Inc.[a]	34,309	1,352,461
Raven Industries Inc.	245,246	6,464,684
Smith & Wesson Holding Corp.[a,b]	440,813	3,720,462
Standex International Corp.	19,957	1,023,594
Sturm, Ruger & Co. Inc.[b]	129,563	5,882,160
TriMas Corp.[a]	200,402	5,603,240

		107,711,414

Security	Shares	Value

MEDIA — 0.14%
Beasley Broadcast Group Inc. Class A	2,785	$13,619
Belo Corp. Class A	230,682	1,769,331
Crown Media Holdings Inc. Class Aa,b	57,277	105,963
Demand Media Inc.[a,b]	150,876	1,401,638
Nexstar Broadcasting Group Inc.[a]	18,567	196,625
Outdoor Channel Holdings Inc.	28,893	219,587
Sinclair Broadcast Group Inc. Class A	27,441	346,305
Value Line Inc.[b]	8,087	72,540
World Wrestling Entertainment Inc. Class A	168,961	1,333,102

		5,458,710
METAL FABRICATE & HARDWARE — 0.55%
CIRCOR International Inc.	8,525	337,505
Dynamic Materials Corp.	32,374	449,999
Haynes International Inc.	68,383	3,547,026
Mueller Industries Inc.	21,536	1,077,446
Mueller Water Products Inc. Class A	691,638	3,880,089
Omega Flex Inc.	18,312	226,336
RBC Bearings Inc.[a]	150,139	7,517,460
Rexnord Corp.[a]	43,447	925,421
Sun Hydraulics Corp.	139,279	3,632,396

		21,593,678
MINING — 0.60%
AMCOL International Corp.	159,843	4,903,983
Coeur d’Alene Mines Corp.[a]	250,543	6,163,358
General Moly Inc.[a]	68,255	273,703
Globe Specialty Metals Inc.	28,368	390,060
Gold Reserve Inc.[a]	43,613	144,359
Gold Resource Corp.[b]	202,645	3,122,760
Materion Corp.	12,036	310,288
Midway Gold Corp.[a]	842,043	1,170,440
Noranda Aluminium Holding Corp.	226,089	1,381,404
Paramount Gold and Silver Corp.[a,b]	877,447	2,035,677
United States Antimony Corp.[a,b]	352,107	619,708
United States Lime & Minerals Inc.[a]	10,737	505,927
Uranerz Energy Corp.[a,b]	433,721	602,872
Uranium Energy Corp.[a,b]	281,078	719,560
US Silica Holdings Inc.[b]	80,484	1,346,497

		23,690,596
OFFICE FURNISHINGS — 0.71%
CompX International Inc.	839	11,855
Herman Miller Inc.	394,509	8,450,383

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

HNI Corp.	291,270	$8,755,576
Interface Inc.	397,033	6,384,291
Knoll Inc.	225,366	3,461,622
Steelcase Inc. Class A	72,817	927,688

		27,991,415
OIL & GAS — 3.46%
Abraxas Petroleum Corp.[a,b]	563,541	1,234,155
Alon USA Energy Inc.	54,878	992,743
Apco Oil and Gas International Inc.	59,833	736,544
Approach Resources Inc.[a]	224,666	5,618,897
Arabian American Development Co.[a]	130,799	1,086,940
Berry Petroleum Co. Class Ab	353,383	11,856,000
Bonanza Creek Energy Inc.[a,b]	10,082	280,179
BPZ Resources Inc.[a,b]	206,683	651,051
Carrizo Oil & Gas Inc.[a,b]	229,489	4,800,910
Clayton Williams Energy Inc.[a]	3,678	147,120
Contango Oil & Gas Co.	79,625	3,372,915
CVR Energy Inc.[a]	76,550	3,734,874
Diamondback Energy Inc.[a]	45,314	866,404
Endeavour International Corp.[a,b]	291,217	1,508,504
Energy XXI (Bermuda) Ltd.[b]	387,459	12,472,305
Evolution Petroleum Corp.[a,b]	108,616	883,048
FX Energy Inc.[a,b]	353,896	1,454,513
Goodrich Petroleum Corp.[a,b]	174,128	1,622,873
Gulfport Energy Corp.[a]	126,031	4,816,905
Halcon Resources Corp.[a,b]	660,106	4,567,933
Harvest Natural Resources Inc.[a]	13,916	126,218
Isramco Inc.[a,b]	6,693	696,005
Kodiak Oil & Gas Corp.[a]	1,780,924	15,761,177
Magnum Hunter Resources Corp.[a]	350,690	1,399,253
Matador Resources Co.[a,b]	82,385	675,557
Midstates Petroleum Co. Inc.[a]	72,214	497,554
Northern Oil and Gas Inc.[a]	430,085	7,234,030
Oasis Petroleum Inc.[a]	539,731	17,163,446
Panhandle Oil and Gas Inc.	45,730	1,290,958
Rosetta Resources Inc.[a]	356,572	16,174,106
Sanchez Energy Corp.[a,b]	78,470	1,412,460
Synergy Resources Corp.[a]	14,095	75,972
VAALCO Energy Inc.[a]	390,791	3,380,342
W&T Offshore Inc.	16,146	258,820
Warren Resources Inc.[a]	93,391	262,429
Western Refining Inc.	229,523	6,470,253
ZaZa Energy Corp.[a,b]	75,152	154,062

		135,737,455

Security	Shares	Value

OIL & GAS SERVICES — 1.85%
C&J Energy Services Inc.[a,b]	92,124	$1,975,138
Dril-Quip Inc.[a]	271,402	19,825,916
Edgen Group Inc.[a]	24,803	175,109
Flotek Industries Inc.[a]	333,383	4,067,273
Forum Energy Technologies Inc.[a]	149,744	3,706,164
Geospace Technologies Corp.[a]	86,294	7,668,948
Global Geophysical Services Inc.[a,b]	127,431	490,609
ION Geophysical Corp.[a,b]	894,160	5,820,982
Lufkin Industries Inc.	226,683	13,177,083
Matrix Service Co.[a]	32,624	375,176
Mitcham Industries Inc.[a,b]	56,757	773,598
Pioneer Energy Services Corp.[a]	90,615	657,865
Targa Resources Corp.	195,829	10,347,604
TGC Industries Inc.	95,632	783,226
Thermon Group Holdings Inc.[a,b]	100,682	2,268,365
Willbros Group Inc.[a]	59,813	320,598

		72,433,654
PACKAGING & CONTAINERS — 0.07%
AEP Industries Inc.[a]	28,121	1,665,607
Berry Plastics Group Inc.[a]	79,889	1,284,615

		2,950,222
PHARMACEUTICALS — 6.00%
Achillion Pharmaceuticals Inc.[a,b]	402,606	3,228,900
Acura Pharmaceuticals Inc.[a,b]	80,267	178,193
Akorn Inc.[a,b]	382,520	5,110,467
Align Technology Inc.[a]	484,581	13,447,123
Alkermes PLC[a]	825,274	15,284,075
Allos Therapeutics Inc. Escrow[a,c]	404,624	4
Amicus Therapeutics Inc.[a,b]	205,479	550,684
Ampio Pharmaceuticals Inc.[a,b]	169,200	607,428
Anacor Pharmaceuticals Inc.[a,b]	107,678	559,926
Anika Therapeutics Inc.[a]	77,301	768,372
Antares Pharma Inc.[a,b]	724,669	2,760,989
Array BioPharma Inc.[a]	778,923	2,897,594
Auxilium Pharmaceuticals Inc.[a]	327,330	6,065,425
AVANIR Pharmaceuticals Inc. Class Aa,b	847,535	2,229,017
BioDelivery Sciences International Inc.[a]	180,504	777,972
BioScrip Inc.[a]	83,659	901,007
BioSpecifics Technologies Corp.[a]	32,391	484,245
Cadence Pharmaceuticals Inc.[a,b]	406,789	1,948,519
Cempra Inc.[a,b]	28,062	179,597
ChemoCentryx Inc.[a,b]	35,728	390,864

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Clovis Oncology Inc.[a,b]	91,939	$1,471,024
Corcept Therapeutics Inc.[a]	324,324	463,783
Cumberland Pharmaceuticals Inc.[a,b]	43,521	182,788
Cytori Therapeutics Inc.[a,b]	324,304	914,537
Depomed Inc.[a,b]	373,485	2,311,872
Derma Sciences Inc.[a]	3,657	40,629
Durata Therapeutics Inc.[a]	44,776	342,089
Dyax Corp.[a]	664,433	2,312,227
Endocyte Inc.[a,b]	198,885	1,785,987
Furiex Pharmaceuticals Inc.[a]	51,016	982,568
Hi-Tech Pharmacal Co. Inc.	28,630	1,001,477
Hyperion Therapeutics Inc.[a]	18,379	207,315
Idenix Pharmaceuticals Inc.[a,b]	537,549	2,607,113
Impax Laboratories Inc.[a]	452,918	9,280,290
Infinity Pharmaceuticals Inc.[a,b]	191,205	6,692,175
Ironwood Pharmaceuticals Inc. Class Aa	506,967	5,622,264
Isis Pharmaceuticals Inc.[a,b]	678,376	7,095,813
Jazz Pharmaceuticals PLC[a]	280,025	14,897,330
Keryx Biopharmaceuticals Inc.[a,b]	483,977	1,268,020
MannKind Corp.[a,b]	756,249	1,746,935
MAP Pharmaceuticals Inc.[a,b]	189,927	2,983,753
Natural Grocers by Vitamin Cottage Inc.[a]	21,040	401,654
Nature’s Sunshine Products Inc.	45,203	654,539
Nektar Therapeutics[a,b]	550,300	4,077,723
Neogen Corp.[a]	159,452	7,226,365
Neurocrine Biosciences Inc.[a]	446,908	3,342,872
Obagi Medical Products Inc.[a]	117,368	1,595,031
Opko Health Inc.[a,b]	720,588	3,466,028
Optimer Pharmaceuticals Inc.[a,b]	320,344	2,899,113
Orexigen Therapeutics Inc.[a,b]	487,856	2,571,001
Osiris Therapeutics Inc.[a,b]	108,556	974,833
Pacira Pharmaceuticals Inc.[a,b]	123,532	2,158,104
Pain Therapeutics Inc.[a]	248,915	674,560
Pernix Therapeutics Holdings[a]	59,941	464,543
Pharmacyclics Inc.[a,b]	367,312	21,267,365
POZEN Inc.[a]	174,357	873,529
Progenics Pharmaceuticals Inc.[a]	278,666	830,425
Questcor Pharmaceuticals Inc.[b]	362,997	9,699,280
Raptor Pharmaceutical Corp.[a,b]	347,120	2,030,652
Regulus Therapeutics Inc.[a]	69,915	440,465
Repros Therapeutics Inc.[a,b]	116,441	1,833,946
Rigel Pharmaceuticals Inc.[a]	469,486	3,051,659

Security	Shares	Value

Sagent Pharmaceuticals Inc.[a]	61,492	$989,406
Santarus Inc.[a]	369,787	4,060,261
SciClone Pharmaceuticals Inc.[a,b]	389,631	1,679,310
SIGA Technologies Inc.[a,b]	231,094	605,466
Star Scientific Inc.[a,b]	979,277	2,624,462
Sucampo Pharmaceuticals Inc. Class Aa	71,428	349,997
Synageva BioPharma Corp.[a,b]	70,673	3,271,453
Synergy Pharmaceuticals Inc.[a,b]	282,930	1,488,212
Synta Pharmaceuticals Corp.[a,b]	266,622	2,404,930
Synutra International Inc.[a]	113,812	526,950
TESARO Inc.[a,b]	26,292	445,649
Theravance Inc.[a,b]	410,107	9,133,083
Threshold Pharmaceuticals Inc.[a,b]	301,160	1,267,884
USANA Health Sciences Inc.[a,b]	40,106	1,320,691
Vanda Pharmaceuticals Inc.[a,b]	185,272	685,506
Ventrus Biosciences Inc.[a,b]	81,914	176,934
VIVUS Inc.[a,b]	673,893	9,043,644
XenoPort Inc.[a]	251,298	1,952,585
Zogenix Inc.[a,b]	377,152	501,612

		235,642,112
PIPELINES — 0.09%
Crosstex Energy Inc.	252,067	3,614,641

		3,614,641
REAL ESTATE — 0.07%
HFF Inc. Class A	189,893	2,829,406

		2,829,406
REAL ESTATE INVESTMENT TRUSTS — 3.59%
Acadia Realty Trust[b]	341,811	8,572,620
Alexander’s Inc.[b]	14,212	4,701,330
AmREIT Inc.	4,934	84,618
Apollo Residential Mortgage Inc.	15,665	316,276
Associated Estates Realty Corp.[b]	146,184	2,356,486
CoreSite Realty Corp.	68,763	1,901,985
DuPont Fabros Technology Inc.[b]	194,759	4,705,377
EastGroup Properties Inc.	180,279	9,700,813
FelCor Lodging Trust Inc.[a]	504,875	2,357,766
Glimcher Realty Trust	848,252	9,407,115
Gyrodyne Co. of America Inc.	7,790	561,347
Highwoods Properties Inc.[b]	379,883	12,707,086
Inland Real Estate Corp.	232,696	1,949,992
Javelin Mortgage Investment Corp.	9,088	173,490

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

LTC Properties Inc.	45,403	$1,597,732
Monmouth Real Estate Investment Corp. Class A	122,976	1,274,031
National Health Investors Inc.[b]	165,445	9,352,606
Omega Healthcare Investors Inc.[b]	756,827	18,050,324
Potlatch Corp.	171,630	6,726,180
PS Business Parks Inc.	103,429	6,720,816
Saul Centers Inc.	51,824	2,217,549
Sovran Self Storage Inc.	178,557	11,088,390
Spirit Realty Capital Inc.	41,825	743,649
Strategic Hotels & Resorts Inc.[a]	1,035,108	6,624,691
Sun Communities Inc.[b]	201,130	8,023,076
UMH Properties Inc.	16,024	165,528
Universal Health Realty Income Trust[b]	49,613	2,510,914
Urstadt Biddle Properties Inc. Class Ab	126,003	2,479,739
Washington Real Estate Investment Trust[b]	142,504	3,726,480

		140,798,006
RETAIL — 8.60%
Aeropostale Inc.[a]	550,283	7,159,182
AFC Enterprises Inc.[a]	165,114	4,314,429
America’s Car-Mart Inc.[a,b]	53,567	2,170,535
ANN INC.[a]	329,374	11,146,016
Asbury Automotive Group Inc.[a]	166,671	5,338,472
Barnes & Noble Inc.[a,b]	15,611	235,570
bebe stores inc.	24,064	96,015
Biglari Holdings Inc.[a]	885	345,168
BJ’s Restaurants Inc.[a,b]	165,964	5,460,216
Bloomin’ Brands Inc.[a]	90,200	1,410,728
Bob Evans Farms Inc.	27,395	1,101,279
Body Central Corp.[a]	111,191	1,107,462
Bravo Brio Restaurant Group Inc.[a]	130,600	1,753,958
Buckle Inc. (The)[b]	187,683	8,378,169
Buffalo Wild Wings Inc.[a,b]	125,500	9,138,910
Cabela’s Inc.[a,b]	285,544	11,921,462
Caribou Coffee Co. Inc.[a,b]	141,974	2,298,559
Carrols Restaurant Group Inc.[a,b]	70,336	420,609
Casey’s General Stores Inc.	256,874	13,640,009
Cash America International Inc.	82,518	3,273,489
Cato Corp. (The) Class A	186,196	5,107,356
CEC Entertainment Inc.	124,156	4,120,738
Cheesecake Factory Inc. (The)	364,512	11,926,833

Security	Shares	Value

Children’s Place Retail Stores Inc. (The)[a]	62,001	$2,746,024
Chuy’s Holdings Inc.[a]	33,811	755,338
Citi Trends Inc.[a]	6,744	92,797
Coinstar Inc.[a,b]	211,330	10,991,273
Conn’s Inc.[a,b]	11,448	351,225
Cracker Barrel Old Country Store Inc.	130,135	8,362,475
Del Frisco’s Restaurant Group Inc.[a]	27,423	427,525
Denny’s Corp.[a,b]	515,357	2,514,942
Destination Maternity Corp.	40,748	878,527
DineEquity Inc.[a]	103,511	6,935,237
Domino’s Pizza Inc.	391,435	17,046,994
Einstein Noah Restaurant Group Inc.	36,185	441,819
Express Inc.[a]	604,714	9,125,134
EZCORP Inc. Class A NVS[a]	222,929	4,427,370
Fiesta Restaurant Group Inc.[a,b]	99,063	1,517,645
Fifth & Pacific Companies Inc.[a]	40,123	499,531
Finish Line Inc. (The) Class A	130,806	2,476,158
First Cash Financial Services Inc.[a]	193,356	9,594,325
Five Below Inc.[a]	37,628	1,205,601
Francesca’s Holdings Corp.[a,b]	234,598	6,090,164
Genesco Inc.[a]	165,483	9,101,565
Gordmans Stores Inc.[a]	55,476	833,250
hhgregg Inc.[a,b]	6,495	45,595
Hibbett Sports Inc.[a,b]	178,421	9,402,787
Hot Topic Inc.	285,704	2,757,044
HSN Inc.	241,410	13,296,863
Ignite Restaurant Group Inc.[a,b]	43,397	564,161
Jack in the Box Inc.[a]	241,020	6,893,172
Jamba Inc.[a,b]	518,685	1,161,854
Jos. A. Bank Clothiers Inc.[a,b]	174,962	7,449,882
Lumber Liquidators Holdings Inc.[a,b]	186,065	9,829,814
Mattress Firm Holding Corp.[a,b]	73,692	1,807,665
Men’s Wearhouse Inc. (The)	71,448	2,226,320
Nathan’s Famous Inc.[a]	17,572	592,176
New York & Co. Inc.[a]	111,451	424,628
Pantry Inc. (The)[a]	13,091	158,794
Papa John’s International Inc.[a]	121,378	6,668,507
Penske Automotive Group Inc.	73,383	2,208,095
PetMed Express Inc.	137,984	1,531,622
Pier 1 Imports Inc.	655,292	13,105,840

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

PriceSmart Inc.	122,886	$9,468,366
Red Robin Gourmet Burgers Inc.[a]	44,531	1,571,499
Restoration Hardware Holdings Inc.[a,b]	8,812	297,229
Rite Aid Corp.[a]	373,710	508,246
Roundy’s Inc.[b]	140,741	626,297
rue21 Inc.[a,b]	104,853	2,976,777
Ruth’s Hospitality Group Inc.[a]	237,983	1,730,136
Sonic Corp.[a]	307,768	3,203,865
Susser Holdings Corp.[a,b]	32,642	1,125,823
Systemax Inc.	4,786	46,185
Teavana Holdings Inc.[a,b]	60,865	943,408
Texas Roadhouse Inc.	422,413	7,096,538
Tilly’s Inc. Class Aa	63,617	858,193
Vera Bradley Inc.[a,b]	135,842	3,409,634
Vitamin Shoppe Inc.[a]	198,743	11,399,899
Winmark Corp.	14,922	850,554
Zumiez Inc.[a]	148,774	2,887,703

		337,405,254
SAVINGS & LOANS — 0.08%
Beneficial Mutual Bancorp Inc.[a]	27,662	262,789
BofI Holding Inc.[a]	4,207	117,249
Clifton Savings Bancorp Inc.	6,610	74,495
First Federal Bancshares of Arkansas Inc.[a,b]	7,991	77,912
Heritage Financial Group Inc.	6,221	85,788
Hingham Institution for Savings	777	48,640
Investors Bancorp Inc.	51,324	912,541
Meridian Interstate Bancorp Inc.[a]	4,698	78,832
Oritani Financial Corp.	106,979	1,638,918

		3,297,164
SEMICONDUCTORS — 2.76%
Ambarella Inc.[a]	14,045	156,602
ATMI Inc.[a]	13,316	278,038
Cabot Microelectronics Corp.	158,739	5,636,822
Cavium Inc.[a,b]	335,768	10,479,319
CEVA Inc.[a]	117,844	1,856,043
Cirrus Logic Inc.[a,b]	435,151	12,606,324
Exar Corp.[a]	32,295	287,426
GT Advanced Technologies Inc.[a,b]	680,145	2,054,038
Hittite Microwave Corp.[a]	212,607	13,202,895
Inphi Corp.[a]	62,111	595,023
Intermolecular Inc.[a,b]	90,990	809,811

Security	Shares	Value

MaxLinear Inc. Class Aa	26,197	$131,509
MEMC Electronic Materials Inc.[a]	351,424	1,128,071
Micrel Inc.	327,843	3,114,509
Microsemi Corp.[a]	599,531	12,614,132
MIPS Technologies Inc.[a]	248,315	1,941,823
Monolithic Power Systems Inc.	207,084	4,613,832
Peregrine Semiconductor Corp.[a]	14,130	216,330
PLX Technology Inc.[a]	280,123	1,016,846
Power Integrations Inc.	191,453	6,434,735
QLogic Corp.[a]	160,698	1,563,592
QuickLogic Corp.[a,b]	253,716	550,564
Rambus Inc.[a]	52,596	256,668
Semtech Corp.[a]	442,060	12,797,637
Silicon Image Inc.[a,b]	475,894	2,360,434
Ultratech Inc.[a]	177,675	6,627,278
Veeco Instruments Inc.[a,b]	68,496	2,022,002
Volterra Semiconductor Corp.[a]	170,936	2,934,971

		108,287,274
SOFTWARE — 6.42%
ACI Worldwide Inc.[a]	268,345	11,723,993
Actuate Corp.[a]	309,194	1,731,486
Advent Software Inc.[a]	212,311	4,539,209
American Software Inc. Class A	153,553	1,191,571
Aspen Technology Inc.[a]	595,446	16,458,127
athenahealth Inc.[a,b]	242,114	17,783,273
Audience Inc.[a]	6,900	71,691
AVG Technologies[a,b]	50,064	792,513
Blackbaud Inc.	305,581	6,976,414
Bottomline Technologies Inc.[a]	68,014	1,794,889
Callidus Software Inc.[a]	227,212	1,031,543
CommVault Systems Inc.[a]	301,542	21,020,493
Computer Programs and Systems Inc.	75,112	3,781,138
Cornerstone OnDemand Inc.[a,b]	227,540	6,719,256
CSG Systems International Inc.[a]	133,704	2,430,739
Demandware Inc.[a,b]	42,048	1,148,751
E2open Inc.[a,b]	21,901	310,118
Ebix Inc.[b]	143,966	2,313,534
Eloqua Inc.[a]	45,711	1,078,323
Envestnet Inc.[a]	140,188	1,955,623
EPAM Systems Inc.[a]	34,460	623,726
EPIQ Systems Inc.	16,581	211,905
ePocrates Inc.[a,b]	114,586	1,010,649

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Exa Corp.[a,b]	29,186	$283,980
Fair Isaac Corp.	231,651	9,736,292
FalconStor Software Inc.[a]	208,186	485,073
Geeknet Inc.[a]	29,393	473,227
Glu Mobile Inc.[a,b]	344,123	788,042
Greenway Medical Technologies Inc.[a,b]	43,460	667,546
Guidance Software Inc.,[a]	93,787	1,113,252
Guidewire Software Inc.[a,b]	138,749	4,123,620
Imperva Inc.[a,b]	65,387	2,061,652
inContact Inc.[a,b]	239,037	1,238,212
Infoblox Inc.[a]	50,707	911,205
InnerWorkings Inc.[a,b]	215,250	2,966,145
Innodata Inc.[a]	145,516	550,051
Interactive Intelligence Group Inc.[a,b]	99,411	3,334,245
Jive Software Inc.[a]	108,426	1,575,430
Market Leader Inc.[a,b]	122,583	802,919
MedAssets Inc.[a]	130,516	2,188,753
Medidata Solutions Inc.[a]	150,714	5,906,482
MicroStrategy Inc. Class Aa	57,414	5,361,319
Monotype Imaging Holdings Inc.	248,601	3,972,644
Omnicell Inc.[a]	26,139	388,687
Parametric Technology Corp.[a]	807,626	18,179,661
PDF Solutions Inc.[a]	161,769	2,229,177
Pegasystems Inc.	116,518	2,642,628
Pervasive Software Inc.[a]	6,805	60,633
Proofpoint Inc.[a]	39,385	484,829
PROS Holdings Inc.[a]	149,191	2,728,703
QAD Inc. Class A	36,891	531,230
QLIK Technologies Inc.[a,b]	575,999	12,510,698
Quality Systems Inc.	266,059	4,618,784
RealPage Inc.[a,b]	241,032	5,199,060
Rosetta Stone Inc.[a]	34,662	427,729
SciQuest Inc.[a]	119,720	1,898,759
SS&C Technologies Holdings Inc.[a]	62,805	1,452,052
Synchronoss Technologies Inc.[a,b]	186,320	3,929,489
Take-Two Interactive Software Inc.[a,b]	529,961	5,834,871
Tangoe Inc.[a,b]	201,198	2,388,220
Tyler Technologies Inc.[a]	203,411	9,853,229
Ultimate Software Group Inc. (The)[a]	179,906	16,984,925
Verint Systems Inc.[a,b]	147,761	4,338,263

		251,920,680
STORAGE & WAREHOUSING — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	29,073	384,054

		384,054

Security	Shares	Value

TELECOMMUNICATIONS — 3.60%
8x8 Inc.[a]	478,972	$3,539,603
ADTRAN Inc.[b]	430,948	8,420,724
Anaren Inc.[a]	12,876	250,438
Anixter International Inc.	116,477	7,452,198
ARRIS Group Inc.[a]	100,981	1,508,656
Aruba Networks Inc.[a,b]	753,764	15,640,603
Atlantic Tele-Network Inc.	61,483	2,257,041
Aware Inc.	65,724	360,168
CalAmp Corp.[a]	193,534	1,610,203
Calix Inc.[a,b]	95,527	734,603
Cbeyond Inc.[a]	12,309	111,273
Ciena Corp.[a,b]	506,396	7,950,417
Cincinnati Bell Inc.[a]	476,104	2,609,050
Comverse Inc.[a]	148,800	4,245,264
Comverse Technology Inc.[a]	1,486,420	5,707,853
Consolidated Communications Holdings Inc.	175,895	2,800,248
DigitalGlobe Inc.[a]	169,116	4,133,195
Extreme Networks Inc.[a]	630,674	2,295,653
Fairpoint Communications Inc.[a,b]	116,827	927,606
General Communication Inc. Class Aa	246,338	2,362,381
Globecomm Systems Inc.[a,b]	121,317	1,370,882
Hickory Tech Corp.	88,438	860,502
IDT Corp. Class B	92,969	886,924
Infinera Corp.[a,b]	671,127	3,899,248
InterDigital Inc.	276,066	11,346,313
Iridium Communications Inc.[a,b]	45,875	309,197
Ixia[a,b]	286,255	4,860,610
KVH Industries Inc.[a]	82,637	1,155,265
Leap Wireless International Inc.[a]	89,095	592,482
LogMeIn Inc.[a,b]	148,289	3,323,156
Loral Space & Communications Inc.	69,800	3,815,268
Lumos Networks Corp.	99,636	998,353
Neonode Inc.[a,b]	158,293	769,304
NETGEAR Inc.[a]	115,376	4,548,122
NTELOS Holdings Corp.	99,389	1,302,990
Numerex Corp. Class Aa	65,799	864,599
ORBCOMM Inc.[a]	116,968	458,515
ParkerVision Inc.[a,b]	497,437	1,009,797
Plantronics Inc.	96,234	3,548,148
Preformed Line Products Co.	1,706	101,371
Premiere Global Services Inc.[a]	80,970	791,887
Primus Telecommunications Group Inc.	79,651	865,806

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Procera Networks Inc.[a]	130,414	$2,419,180
RF Micro Devices Inc.[a]	235,589	1,055,439
RigNet Inc.[a]	80,720	1,649,110
Ruckus Wireless Inc.[a]	24,507	552,143
ShoreTel Inc.[a]	287,204	1,217,745
Sonus Networks Inc.[a]	123,992	210,786
Telular Corp.	65,733	622,491
TESSCO Technologies Inc.	18,110	400,955
Ubiquiti Networks Inc.[b]	73,107	887,519
ViaSat Inc.[a,b]	253,503	9,861,267

		141,472,551
TOYS, GAMES & HOBBIES — 0.07%
LeapFrog Enterprises Inc.[a,b]	341,664	2,948,560

		2,948,560
TRANSPORTATION — 2.18%
CAI International Inc.[a]	38,721	849,926
Celadon Group Inc.	134,279	2,426,422
Echo Global Logistics Inc.[a,b]	99,273	1,783,936
Forward Air Corp.	196,194	6,868,752
GasLog Ltd.	66,002	820,405
Genesee & Wyoming Inc. Class Aa,b	299,260	22,767,701
GulfMark Offshore Inc. Class A	39,677	1,366,873
Heartland Express Inc.	249,779	3,264,612
Hub Group Inc. Class Aa	250,924	8,431,046
Knight Transportation Inc.	391,273	5,724,324
Old Dominion Freight Line Inc.[a]	481,757	16,514,630
Pacer International Inc.[a]	27,232	106,205
PHI Inc.[a]	6,869	230,043
Quality Distribution Inc.[a,b]	52,537	315,222
Rand Logistics Inc.[a]	6,191	40,241
Roadrunner Transportation Systems Inc.[a,b]	50,331	913,004
Saia Inc.[a]	19,519	451,279
Swift Transportation Co.[a]	532,979	4,860,768
Werner Enterprises Inc.	257,602	5,582,235
XPO Logistics Inc.[a,b]	118,665	2,062,398

		85,380,022
TRUCKING & LEASING — 0.17%
TAL International Group Inc.	98,970	3,600,529
Textainer Group Holdings Ltd.[b]	94,242	2,964,853

		6,565,382

Security	Shares	Value

WATER — 0.17%
American States Water Co.	13,031	$625,227
California Water Service Group	142,435	2,613,682
Connecticut Water Service Inc.	46,748	1,392,155
SJW Corp.	28,663	762,436
York Water Co. (The)	63,250	1,111,303

		6,504,803

Total COMMON STOCKS
(Cost: $4,058,558,961)		3,919,828,458

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	73,641	2,209

		2,209

TOTAL WARRANTS
(Cost: $0)		2,209

SHORT-TERM INVESTMENTS — 18.88%

MONEY MARKET FUNDS — 18.88%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[d,e,f]	686,458,391	686,458,391
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	48,935,440	48,935,440
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[d,e]	5,595,075	5,595,075

		740,988,906

TOTAL SHORT-TERM INVESTMENTS
(Cost: $740,988,906)		740,988,906

TOTAL INVESTMENTS IN SECURITIES — 118.76%
(Cost: $4,799,547,867)		4,660,819,573
Other Assets, Less Liabilities — (18.76)%		(736,155,653)

NET ASSETS — 100.00%		$3,924,663,920

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2012

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

182

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.66%

ADVERTISING — 0.09%
Harte-Hanks Inc.	301,328	$1,777,835
Marchex Inc. Class B	157,535	647,469
MDC Partners Inc.	111,129	1,255,758
Millennial Media Inc.[a]	4,464	55,934

		3,736,996
AEROSPACE & DEFENSE — 1.57%
AAR Corp.	275,104	5,138,943
AeroVironment Inc.[a]	48,081	1,045,281
API Technologies Corp.[a,b]	224,482	659,977
Cubic Corp.	51,072	2,449,924
Curtiss-Wright Corp.	320,615	10,525,790
Esterline Technologies Corp.[a]	209,389	13,319,234
GenCorp Inc.[a,b]	85,735	784,475
Kratos Defense & Security Solutions Inc.[a,b]	280,443	1,410,628
LMI Aerospace Inc.[a,b]	55,051	1,064,686
M/A-COM Technology Solutions Holdings Inc.[a,b]	35,029	524,384
Moog Inc. Class Aa	274,237	11,251,944
National Presto Industries Inc.[b]	29,847	2,062,428
Orbital Sciences Corp.[a]	403,560	5,557,021
SIFCO Industries Inc.	10,522	165,722
Teledyne Technologies Inc.[a]	163,766	10,656,254

		66,616,691
AGRICULTURE — 0.42%
Alico Inc.	13,452	492,747
Alliance One International Inc.[a,b]	591,463	2,152,925
Andersons Inc. (The)	127,279	5,460,269
Cadiz Inc.[a,b]	6,620	52,430
Griffin Land & Nurseries Inc.	19,484	526,068
Universal Corp.	159,127	7,942,029
Vector Group Ltd.	95,409	1,418,732

		18,045,200
AIRLINES — 0.38%
Alaska Air Group Inc.[a]	26,176	1,127,924
Hawaiian Holdings Inc.[a]	161,395	1,060,365
JetBlue Airways Corp.[a,b]	1,598,011	9,124,643
Republic Airways Holdings Inc.[a,b]	151,849	862,502
SkyWest Inc.	327,971	4,086,519

		16,261,953

Security	Shares	Value

APPAREL — 0.99%
Cherokee Inc.	5,567	$76,324
Columbia Sportswear Co.[b]	83,836	4,473,489
Delta Apparel Inc.[a,b]	49,057	685,817
G-III Apparel Group Ltd.[a,b]	99,924	3,420,398
Iconix Brand Group Inc.[a,b]	484,327	10,810,179
Jones Group Inc. (The)	562,008	6,215,808
K-Swiss Inc. Class Aa,b	183,959	618,102
Maidenform Brands Inc.[a]	46,885	913,789
Perry Ellis International Inc.	82,659	1,644,914
Quiksilver Inc.[a]	900,137	3,825,582
R.G. Barry Corp.	5,623	79,678
SKECHERS U.S.A. Inc. Class Aa,b	259,924	4,808,594
Unifi Inc.[a,b]	93,929	1,222,016
Warnaco Group Inc. (The)[a]	34,803	2,490,851
Weyco Group Inc.	43,206	1,009,292

		42,294,833
AUTO PARTS & EQUIPMENT — 0.97%
Accuride Corp.[a,b]	318,237	1,021,541
American Axle & Manufacturing Holdings Inc.[a,b]	456,260	5,110,112
Cooper Tire & Rubber Co.	57,971	1,470,145
Dana Holding Corp.	904,927	14,125,910
Douglas Dynamics Inc.	153,531	2,209,311
Exide Technologies Inc.[a,b]	530,765	1,815,216
Federal-Mogul Corp. Class Aa,b	128,236	1,028,453
Fuel Systems Solutions Inc.[a,b]	80,236	1,179,469
Meritor Inc.[a]	501,013	2,369,791
Miller Industries Inc.	76,818	1,171,475
Modine Manufacturing Co.[a,b]	317,183	2,578,698
Spartan Motors Inc.	235,243	1,159,748
Standard Motor Products Inc.	134,920	2,997,922
Superior Industries International Inc.	158,689	3,237,256

		41,475,047
BANKS — 12.02%
1st Source Corp.	100,014	2,209,309
1st United Bancorp Inc.	199,404	1,246,275
Access National Corp.	51,342	667,446
Alliance Financial Corp.	33,229	1,445,794
American National Bankshares Inc.	54,290	1,096,115
Ameris Bancorp[a]	160,835	2,008,829
Ames National Corp.[b]	57,008	1,248,475

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Arrow Financial Corp.[b]	65,527	$1,634,899
BancFirst Corp.	44,379	1,879,894
Banco Latinoamericano de Comercio Exterior SA Class E	193,019	4,161,490
Bancorp Inc. (The)[a,b]	199,764	2,191,411
BancorpSouth Inc.	645,756	9,389,292
Bank of Kentucky Financial Corp.	40,653	1,005,349
Bank of Marin Bancorp	35,780	1,340,319
Bank of the Ozarks Inc.	54,854	1,835,963
Banner Corp.	131,804	4,050,337
Bar Harbor Bankshares	26,992	908,281
BBCN Bancorp Inc.	533,573	6,173,440
Berkshire Bancorp Inc.[b]	29,833	244,631
Boston Private Financial Holdings Inc.	534,831	4,818,827
Bridge Bancorp Inc.	59,613	1,212,528
Bridge Capital Holdings[a,b]	46,168	718,374
Bryn Mawr Bank Corp.	77,014	1,715,102
C&F Financial Corp.	22,254	866,571
Camden National Corp.	51,787	1,759,204
Capital Bank Financial Corp.[a]	66,237	1,130,666
Capital City Bank Group Inc.[a]	81,221	923,483
Cardinal Financial Corp.	201,654	3,280,911
Cascade Bancorp[a,b]	37,869	237,060
Cathay General Bancorp	537,859	10,488,250
Center Bancorp Inc.	82,638	956,948
CenterState Banks Inc.	202,733	1,729,312
Central Pacific Financial Corp.[a,b]	146,513	2,284,138
Century Bancorp Inc. Class A	23,969	789,779
Chemical Financial Corp.	187,775	4,461,534
Citizens & Northern Corp.	82,053	1,550,802
Citizens Republic Bancorp Inc.[a,b]	273,931	5,196,471
City Holding Co.	99,966	3,483,815
CNB Financial Corp.[b]	83,375	1,365,682
CoBiz Financial Inc.	235,200	1,756,944
Columbia Banking System Inc.	271,457	4,869,939
Community Bank System Inc.	269,915	7,384,874
Community Trust Bancorp Inc.	95,019	3,114,723
Crescent Financial Bancshares Inc.[a,b]	19,284	88,514
CVB Financial Corp.	601,303	6,253,551
Eagle Bancorp Inc.[a,b]	118,094	2,358,337
Enterprise Bancorp Inc.	41,286	682,045
Enterprise Financial Services Corp.	119,925	1,567,420

Security	Shares	Value

F.N.B. Corp.	953,796	$10,129,313
Farmers National Banc Corp.[b]	130,496	809,075
Fidelity Southern Corp.[a]	67,090	640,709
Financial Institutions Inc.	93,152	1,735,422
First Bancorp (North Carolina)	101,523	1,301,525
First BanCorp (Puerto Rico)[a,b]	487,463	2,232,581
First Bancorp Inc. (Maine)	61,247	1,008,738
First Busey Corp.	503,786	2,342,605
First California Financial Group Inc.[a,b]	155,699	1,201,996
First Commonwealth Financial Corp.	719,887	4,909,629
First Community Bancshares Inc.	121,441	1,939,413
First Connecticut Bancorp Inc.	120,419	1,655,761
First Financial Bancorp	402,280	5,881,334
First Financial Bankshares Inc.[b]	215,346	8,400,647
First Financial Corp.	75,620	2,286,749
First Interstate BancSystem Inc.	109,305	1,686,576
First Merchants Corp.	194,718	2,889,615
First Midwest Bancorp Inc.	512,553	6,417,164
First of Long Island Corp. (The)	51,834	1,467,939
FirstMerit Corp.	749,290	10,632,425
FNB United Corp.[a,b]	18,059	209,484
Franklin Financial Corp.	90,733	1,504,353
German American Bancorp Inc.	85,278	1,852,238
Glacier Bancorp Inc.	492,182	7,239,997
Great Southern Bancorp Inc.	68,840	1,751,978
Guaranty Bancorp[a,b]	528,253	1,030,093
Hancock Holding Co.	522,738	16,591,704
Hanmi Financial Corp.[a,b]	217,396	2,954,412
Heartland Financial USA Inc.	98,559	2,577,318
Heritage Commerce Corp.[a]	144,163	1,006,258
Heritage Financial Corp.	103,908	1,526,409
Heritage Oaks Bancorp[a,b]	139,495	809,071
Home Bancshares Inc.	150,631	4,973,836
Horizon Bancorp	44,646	877,294
Hudson Valley Holding Corp.	104,455	1,626,364
IBERIABANK Corp.	201,827	9,913,742
Independent Bank Corp. (Massachusetts)	151,889	4,397,187
International Bancshares Corp.	363,479	6,560,796
Lakeland Bancorp Inc.	202,040	2,056,767
Lakeland Financial Corp.	111,133	2,871,677
MainSource Financial Group Inc.	136,162	1,725,173

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

MB Financial Inc.	374,100	$7,388,475
Mercantile Bank Corp.	59,727	985,495
Merchants Bancshares Inc.	35,411	947,952
Metro Bancorp Inc.[a]	97,984	1,295,348
MetroCorp Bancshares Inc.[a,b]	109,638	1,204,922
Middleburg Financial Corp.	37,278	658,329
MidSouth Bancorp Inc.	57,963	947,695
MidWestOne Financial Group Inc.	47,119	966,411
National Bankshares Inc.	46,466	1,505,034
National Penn Bancshares Inc.	844,495	7,870,693
NBT Bancorp Inc.	227,395	4,609,297
Northrim BanCorp Inc.	44,889	1,016,736
Old National Bancorp	693,359	8,230,171
OmniAmerican Bancorp Inc.[a]	75,543	1,747,310
Oriental Financial Group Inc.	314,054	4,192,621
Pacific Continental Corp.	126,408	1,229,950
Pacific Mercantile Bancorp[a,b]	74,131	466,284
PacWest Bancorp	207,489	5,141,577
Park National Corp.[b]	77,587	5,014,448
Park Sterling Corp.[a,b]	304,147	1,590,689
Peapack-Gladstone Financial Corp.	61,571	866,920
Penns Woods Bancorp Inc.	24,371	911,719
Peoples Bancorp Inc.	71,721	1,465,260
Pinnacle Financial Partners Inc.[a,b]	236,699	4,459,409
Preferred Bank[a]	81,462	1,156,760
PrivateBancorp Inc.	413,183	6,329,964
Prosperity Bancshares Inc.	324,148	13,614,216
Renasant Corp.	170,973	3,272,423
Republic Bancorp Inc. Class A	66,973	1,415,139
S&T Bancorp Inc.	197,129	3,562,121
S.Y. Bancorp Inc.	81,957	1,837,476
Sandy Spring Bancorp Inc.	164,358	3,191,832
SCBT Financial Corp.	113,907	4,576,783
Seacoast Banking Corp. of Florida[a,b]	511,332	823,245
Sierra Bancorp	84,065	960,863
Simmons First National Corp. Class A	116,072	2,943,586
Southside Bancshares Inc.	120,016	2,527,537
Southwest Bancorp Inc.[a]	130,553	1,462,194
State Bank Financial Corp.[b]	216,302	3,434,876
Stellar One Corp.	156,039	2,206,391
Sterling Bancorp	209,140	1,905,265
Sterling Financial Corp.	182,832	3,817,532

Security	Shares	Value

Suffolk Bancorp[a]	67,642	$886,110
Sun Bancorp Inc. (New Jersey)[a,b]	277,128	981,033
Susquehanna Bancshares Inc.	1,283,276	13,448,732
Taylor Capital Group Inc.[a]	110,372	1,992,215
Texas Capital Bancshares Inc.[a,b]	34,923	1,565,249
Tompkins Financial Corp.	76,034	3,013,988
TowneBank[b]	178,778	2,769,271
TriCo Bancshares	107,743	1,804,695
TrustCo Bank Corp. NY	638,645	3,372,046
Trustmark Corp.	442,725	9,943,603
UMB Financial Corp.	220,717	9,676,233
Umpqua Holdings Corp.	765,220	9,021,944
Union First Market Bankshares Corp.	137,047	2,161,231
United Bankshares Inc.	287,765	6,998,445
United Community Banks Inc.[a,b]	283,182	2,667,574
Univest Corp. of Pennsylvania	113,399	1,939,123
ViewPoint Financial Group	230,141	4,819,153
Virginia Commerce Bancorp Inc.[a]	180,494	1,615,421
Walker & Dunlop Inc.[a,b]	78,892	1,314,341
Washington Banking Co.	103,408	1,408,417
Washington Trust Bancorp Inc.	97,657	2,569,356
Webster Financial Corp.	493,045	10,132,075
WesBanco Inc.	175,055	3,889,722
West Bancorporation Inc.	108,669	1,171,452
West Coast Bancorp	131,909	2,921,784
Westamerica Bancorp	85,540	3,643,149
Western Alliance Bancorp[a,b]	498,374	5,247,878
Wilshire Bancorp Inc.[a,b]	419,803	2,464,244
Wintrust Financial Corp.	248,356	9,114,665

		511,712,817
BEVERAGES — 0.05%
Central European Distribution Corp.[a,b]	462,582	1,003,803
Craft Brew Alliance Inc.[a,b]	41,748	270,527
Farmer Bros. Co.[a]	44,484	641,904

		1,916,234
BIOTECHNOLOGY — 0.62%
Agenus Inc.[a]	62,157	254,844
AMAG Pharmaceuticals Inc.[a]	30,700	451,597
Arena Pharmaceuticals Inc.[a,b]	170,985	1,542,285
Astex Pharmaceuticals Inc.[a,b]	630,982	1,836,158
Cambrex Corp.[a]	99,308	1,130,125
Curis Inc.[a,b]	125,443	430,269

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Dynavax Technologies Corp.[a,b]	141,611	$405,007
Emergent BioSolutions Inc.[a]	142,649	2,288,090
Enzon Pharmaceuticals Inc.	264,037	1,169,684
Geron Corp.[a,b]	912,170	1,286,160
GTx Inc.[a,b]	29,584	124,253
Harvard Bioscience Inc.[a,b]	160,454	702,789
ImmunoGen Inc.[a,b]	126,535	1,613,321
Intercept Pharmaceuticals Inc.[a,b]	6,296	215,575
InterMune Inc.[a,b]	195,544	1,894,821
Kythera Biopharmaceuticals Inc.[a]	6,759	205,068
Lexicon Pharmaceuticals Inc.[a,b]	823,313	1,827,755
Maxygen Inc.	192,747	474,158
Momenta Pharmaceuticals Inc.[a,b]	196,160	2,310,765
NPS Pharmaceuticals Inc.[a,b]	200,102	1,820,928
Pacific Biosciences of California Inc.[a,b]	257,835	438,319
PDL BioPharma Inc.[b]	132,247	932,341
Repligen Corp.[a,b]	21,925	137,908
RTI Biologics Inc.[a]	352,322	1,504,415
Sequenom Inc.[a,b]	189,624	895,025
Transcept Pharmaceuticals Inc.[a,b]	77,460	344,697
Vical Inc.[a]	45,872	133,488
XOMA Corp.[a]	73,874	176,928

		26,546,773
BUILDING MATERIALS — 1.49%
American DG Energy Inc.[a]	17,626	40,716
Apogee Enterprises Inc.	194,663	4,666,072
Comfort Systems USA Inc.	182,541	2,219,699
Drew Industries Inc.	70,324	2,267,949
Gibraltar Industries Inc.[a,b]	207,884	3,309,513
Griffon Corp.	310,059	3,553,276
Louisiana-Pacific Corp.[a]	942,073	18,200,850
LSI Industries Inc.	134,557	943,245
NCI Building Systems Inc.[a]	122,495	1,702,681
PGT Inc.[a,b]	69,156	311,202
Quanex Building Products Corp.	251,743	5,138,075
Simpson Manufacturing Co. Inc.	245,828	8,060,700
Texas Industries Inc.[a,b]	154,489	7,880,484
Universal Forest Products Inc.	134,911	5,132,014

		63,426,476
CHEMICALS — 1.69%
A. Schulman Inc.	201,751	5,836,656
Aceto Corp.	142,879	1,434,505
Chemtura Corp.[a]	204,960	4,357,450

Security	Shares	Value

Codexis Inc.[a,b]	178,023	$393,431
Ferro Corp.[a,b]	588,667	2,460,628
Georgia Gulf Corp.[b]	85,735	3,539,141
Innospec Inc.	138,184	4,765,966
Kraton Performance Polymers Inc.[a]	220,631	5,301,763
Landec Corp.[a,b]	129,038	1,224,571
Minerals Technologies Inc.	242,719	9,689,342
Oil-Dri Corp. of America	34,993	965,807
Olin Corp.	171,632	3,705,535
OM Group Inc.[a,b]	221,542	4,918,232
PolyOne Corp.	132,536	2,706,385
Quaker Chemical Corp.	63,420	3,415,801
Sensient Technologies Corp.	341,033	12,127,134
Spartech Corp.[a]	214,075	1,941,660
Stepan Co.	6,470	359,344
Zep Inc.	90,160	1,301,910
Zoltek Companies Inc.[a,b]	190,870	1,479,243

		71,924,504
COAL — 0.52%
Arch Coal Inc.	1,450,422	10,617,089
Cloud Peak Energy Inc.[a]	417,670	8,073,561
Hallador Energy Co.	45,578	376,474
SunCoke Energy Inc.[a]	142,593	2,223,025
Westmoreland Coal Co.[a,b]	75,633	706,412

		21,996,561
COMMERCIAL SERVICES — 4.51%
ABM Industries Inc.	367,671	7,335,037
AMN Healthcare Services Inc.[a]	135,607	1,566,261
ARC Document Solutions Inc.[a]	208,296	533,238
Ascent Media Corp. Class Aa	97,205	6,020,878
AVEO Pharmaceuticals Inc.[a]	20,949	168,639
Career Education Corp.[a]	358,678	1,262,547
Carriage Services Inc.	105,928	1,257,365
CBIZ Inc.[a,b]	262,205	1,549,632
CDI Corp.	76,340	1,307,704
Cenveo Inc.[a,b]	374,660	1,011,582
Consolidated Graphics Inc.[a]	50,796	1,773,796
Convergys Corp.	745,604	12,235,362
Corinthian Colleges Inc.[a,b]	547,103	1,334,931
CRA International Inc.[a,b]	69,436	1,372,750
Cross Country Healthcare Inc.[a]	187,128	898,214
Deluxe Corp.	114,460	3,690,190
Education Management Corp.[a,b]	184,877	809,761

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Electro Rent Corp.	114,352	$1,758,734
Ennis Inc.	180,875	2,798,136
Euronet Worldwide Inc.[a,b]	347,235	8,194,746
ExamWorks Group Inc.[a,b]	163,890	2,292,821
Franklin Covey Co.[a,b]	28,959	373,571
FTI Consulting Inc.[a,b]	287,044	9,472,452
GEO Group Inc. (The)	484,475	13,662,195
Great Lakes Dredge & Dock Corp.	357,271	3,190,430
H&E Equipment Services Inc.	88,237	1,329,732
Heidrick & Struggles International Inc.	124,966	1,906,981
Hill International Inc.[a,b]	146,585	536,501
Hudson Global Inc.[a,b]	231,130	1,035,462
ICF International Inc.[a,b]	135,721	3,181,300
Intersections Inc.	21,094	199,971
Kelly Services Inc. Class A	182,080	2,865,939
Kforce Inc.	17,841	255,662
Korn/Ferry International[a]	327,085	5,187,568
LifeLock Inc.[a]	10,394	84,503
Lincoln Educational Services Corp.	158,451	885,741
Live Nation Entertainment Inc.[a]	957,673	8,915,936
Mac-Gray Corp.	70,962	890,573
Matthews International Corp. Class A	100,920	3,239,532
McGrath RentCorp	81,480	2,364,550
MoneyGram International Inc.[a,b]	106,253	1,412,102
Monster Worldwide Inc.[a,b]	834,517	4,689,986
Multi-Color Corp.	85,788	2,058,054
National American University Holdings Inc.	38,754	149,203
Navigant Consulting Inc.[a]	354,217	3,953,062
PDI Inc.[a,b]	63,611	483,444
Pendrell Corp.[a,b]	1,073,946	1,363,911
Performant Financial Corp.[a,b]	26,903	271,720
PHH Corp.[a,b]	387,463	8,814,783
Providence Service Corp. (The)[a]	67,689	1,150,036
Quad Graphics Inc.	171,779	3,502,574
Rent-A-Center Inc.	405,855	13,945,178
Resources Connection Inc.	290,138	3,464,248
RPX Corp.[a]	12,032	108,769
Sotheby’s	300,541	10,104,188
Stewart Enterprises Inc. Class A	509,387	3,891,717
Swisher Hygiene Inc.[a,b]	754,115	1,319,701
TeleTech Holdings Inc.[a,b]	156,089	2,778,384
TMS International Corp.[a]	44,915	562,336
Tree.com Inc.	16,697	301,047

Security	Shares	Value

TrueBlue Inc.[a]	75,735	$1,192,826
Universal Technical Institute Inc.	51,095	512,994
Valassis Communications Inc.[b]	105,343	2,715,743
Viad Corp.	138,023	3,748,705
Westway Group Inc.[a]	74,240	495,181
Zipcar Inc.[a,b]	32,234	265,608

		192,006,423
COMPUTERS — 1.25%
Agilysys Inc.[a,b]	101,671	850,986
CACI International Inc. Class Aa,b	142,564	7,845,297
CIBER Inc.[a,b]	488,537	1,631,714
Computer Task Group Inc.[a,b]	25,026	456,224
Echelon Corp.[a,b]	123,189	301,813
Electronics For Imaging Inc.[a,b]	292,519	5,554,936
FleetMatics Group PLC[a]	16,932	426,009
Imation Corp.[a,b]	214,286	1,000,716
Immersion Corp.[a]	12,475	85,703
Insight Enterprises Inc.[a]	304,000	5,280,480
j2 Global Inc.	55,216	1,688,505
KEY Tronic Corp.[a,b]	59,904	613,417
Keyw Holding Corp. (The)[a,b]	97,795	1,241,019
Mattersight Corp.[a]	4,705	23,384
Mentor Graphics Corp.[a]	293,138	4,989,209
Mercury Systems Inc.[a,b]	210,142	1,933,306
OCZ Technology Group Inc.[a,b]	458,240	875,238
Qualys Inc.[a]	16,414	242,763
Quantum Corp.[a,b]	1,521,081	1,886,140
RadiSys Corp.[a]	158,811	473,257
RealD Inc.[a,b]	38,075	426,821
Silicon Graphics International Corp.[a,b]	205,564	2,102,920
Spansion Inc. Class Aa	329,356	4,581,342
STEC Inc.[a,b]	248,136	1,223,310
Super Micro Computer Inc.[a,b]	21,326	217,525
Sykes Enterprises Inc.[a]	266,157	4,050,910
Unisys Corp.[a,b]	146,172	2,528,776
Vocera Communications Inc.[a,b]	28,854	724,235

		53,255,955
COSMETICS & PERSONAL CARE — 0.07%
Elizabeth Arden Inc.[a,b]	25,640	1,154,056
Inter Parfums Inc.	32,182	626,262
Revlon Inc. Class Aa,b	78,438	1,137,351

		2,917,669

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.49%
BlueLinx Holdings Inc.[a,b]	137,662	$386,830
Core-Mark Holding Co. Inc.	65,170	3,085,800
Houston Wire & Cable Co.	79,421	974,496
Owens & Minor Inc.	64,031	1,825,524
Rentrak Corp.[a,b]	26,217	510,969
ScanSource Inc.[a]	189,171	6,009,963
United Stationers Inc.	262,454	8,133,449

		20,927,031
DIVERSIFIED FINANCIAL SERVICES — 2.62%
Aircastle Ltd.	401,819	5,038,810
Arlington Asset Investment Corp. Class A	75,155	1,560,969
Artio Global Investors Inc. Class A	214,391	407,343
Asset Acceptance Capital Corp.[a,b]	110,110	495,495
Asta Funding Inc.	66,890	636,124
Calamos Asset Management Inc. Class A	133,940	1,415,746
California First National Bancorp[b]	15,900	237,705
CIFC Corp.[a,b]	44,937	359,496
Cowen Group Inc. Class Aa	585,947	1,435,570
DFC Global Corp.[a]	65,852	1,218,921
Doral Financial Corp.[a]	891,600	645,608
Duff & Phelps Corp. Class A	153,565	2,398,685
Encore Capital Group Inc.[a]	31,468	963,550
Evercore Partners Inc. Class A	177,912	5,371,163
FBR & Co.[a]	253,219	979,958
Federal Agricultural Mortgage Corp. Class C NVS	68,934	2,240,355
First Marblehead Corp. (The)[a,b]	405,959	315,390
FXCM Inc. Class Ab	161,760	1,628,923
GAIN Capital Holdings Inc.	103,271	422,378
GFI Group Inc.	476,208	1,542,914
Horizon Technology Finance Corp.	53,713	799,787
INTL FCStone Inc.[a,b]	92,985	1,618,869
Investment Technology Group Inc.[a]	263,412	2,370,708
JMP Group Inc.	111,137	674,602
KBW Inc.	237,524	3,634,117
Knight Capital Group Inc. Class Aa	1,240,007	4,352,425
Manning & Napier Inc.	94,205	1,186,983
Marlin Business Services Corp.	56,596	1,135,316
Medley Capital Corp.	194,836	2,836,812
MicroFinancial Inc.	37,234	271,064

Security	Shares	Value

National Financial Partners Corp.[a]	277,289	$4,752,733
Nelnet Inc. Class A	163,328	4,865,541
NewStar Financial Inc.[a,b]	176,672	2,475,175
Nicholas Financial Inc.	69,085	856,654
Ocwen Financial Corp.[a]	691,562	23,921,130
Oppenheimer Holdings Inc. Class A	71,446	1,233,872
Piper Jaffray Companies Inc.[a]	104,040	3,342,805
Pzena Investment Management Inc. Class A	22,948	123,919
SeaCube Container Leasing Ltd.[b]	66,114	1,246,249
Stifel Financial Corp.[a,b]	187,436	5,992,329
SWS Group Inc.[a]	202,535	1,071,410
Teton Advisors Inc. Class Bb	653	13,713
Virtus Investment Partners Inc.[a]	19,811	2,395,942
WageWorks Inc.[a]	17,528	311,998
Walter Investment Management Corp.[a]	244,170	10,504,193

		111,303,449
ELECTRIC — 4.03%
ALLETE Inc.	260,631	10,680,658
Ameresco Inc. Class Aa,b	33,556	329,184
Atlantic Power Corp.	710,908	8,125,679
Avista Corp.	401,123	9,671,076
Black Hills Corp.	301,232	10,946,771
CH Energy Group Inc.	102,060	6,656,353
Cleco Corp.	417,387	16,699,654
El Paso Electric Co.	273,858	8,738,809
Empire District Electric Co. (The)	289,142	5,892,714
EnerNOC Inc.[a,b]	105,523	1,239,895
Genie Energy Ltd. Class B	105,085	746,104
IDACORP Inc.	343,368	14,885,003
MGE Energy Inc.	158,181	8,059,322
NorthWestern Corp.	248,906	8,644,505
NRG Energy Inc.	1	26
Ormat Technologies Inc.	88,550	1,707,244
Otter Tail Corp.	232,355	5,808,875
Pike Electric Corp.	119,400	1,140,270
PNM Resources Inc.	544,142	11,160,352
Portland General Electric Co.	515,789	14,111,987
UIL Holdings Corp.	346,000	12,390,260
Unitil Corp.	93,407	2,421,110
UNS Energy Corp.	275,029	11,666,730

		171,722,581

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.65%
Advanced Energy Industries Inc.[a,b]	271,644	$3,751,404
American Superconductor Corp.[a,b]	243,837	638,853
Belden Inc.	34,745	1,563,177
Encore Wire Corp.	113,216	3,431,577
EnerSys Inc.[a]	208,652	7,851,575
Generac Holdings Inc.	92,507	3,173,915
Insteel Industries Inc.	111,623	1,393,055
Littelfuse Inc.	14,316	883,440
Powell Industries Inc.[a]	35,439	1,471,782
Power-One Inc.[a,b]	461,585	1,897,114
SunPower Corp.[a,b]	148,830	836,425
Vicor Corp.[a]	111,901	606,503

		27,498,820
ELECTRONICS — 2.44%
American Science and Engineering Inc.	46,945	3,061,283
Bel Fuse Inc. Class B	70,876	1,385,626
Benchmark Electronics Inc.[a]	394,482	6,556,291
Brady Corp. Class A	335,106	11,192,540
Checkpoint Systems Inc.[a]	275,158	2,955,197
Coherent Inc.	114,833	5,812,846
CTS Corp.	230,347	2,448,589
Cymer Inc.[a,b]	146,251	13,225,478
Daktronics Inc.	189,432	2,097,012
Electro Scientific Industries Inc.	154,985	1,542,101
ESCO Technologies Inc.	124,377	4,652,944
FEI Co.	16,082	891,908
GSI Group Inc.[a]	185,337	1,605,018
II-VI Inc.[a]	54,000	986,580
Kemet Corp.[a,b]	300,499	1,511,510
Measurement Specialties Inc.[a,b]	12,315	423,143
Methode Electronics Inc.	251,237	2,519,907
Multi-Fineline Electronix Inc.[a]	48,254	975,213
Newport Corp.[a]	260,536	3,504,209
Park Electrochemical Corp.	141,933	3,651,936
Plexus Corp.[a,b]	134,611	3,472,964
Rofin-Sinar Technologies Inc.[a,b]	195,011	4,227,839
Rogers Corp.[a]	64,753	3,215,634
Sanmina Corp.[a,b]	557,693	6,173,662
Stoneridge Inc.[a,b]	194,218	994,396
Sypris Solutions Inc.	24,869	98,481
TTM Technologies Inc.[a,b]	363,012	3,339,710
Viasystems Group Inc.[a,b]	26,763	326,509

Security	Shares	Value

Vishay Precision Group Inc.[a]	85,424	$1,129,305
Watts Water Technologies Inc. Class A	192,179	8,261,775
Zygo Corp.[a,b]	91,535	1,437,100

		103,676,706
ENERGY — ALTERNATE SOURCES — 0.12%
Amyris Inc.[a,b]	210,053	655,365
Enphase Energy Inc.[a]	12,099	44,161
FuelCell Energy Inc.[a,b]	779,505	714,806
FutureFuel Corp.	133,903	1,585,412
Gevo Inc.[a]	12,839	19,772
Green Plains Renewable Energy Inc.[a,b]	173,260	1,370,487
Renewable Energy Group Inc.[a,b]	38,222	223,981
REX American Resources Corp.[a]	35,085	676,790

		5,290,774
ENGINEERING & CONSTRUCTION — 1.03%
Aegion Corp.[a,b]	230,525	5,115,350
Argan Inc.	53,457	962,226
Dycom Industries Inc.[a]	29,746	588,971
EMCOR Group Inc.	457,359	15,829,195
Granite Construction Inc.	264,334	8,886,909
Layne Christensen Co.[a,b]	135,201	3,281,328
Michael Baker Corp.[b]	59,982	1,495,351
MYR Group Inc.[a,b]	63,719	1,417,748
Orion Marine Group Inc.[a]	181,910	1,329,762
Sterling Construction Co. Inc.[a,b]	101,839	1,012,280
Tutor Perini Corp.[a,b]	243,405	3,334,648
VSE Corp.	28,645	702,089

		43,955,857
ENTERTAINMENT — 1.01%
Bluegreen Corp.[a,b]	99,648	934,698
Carmike Cinemas Inc.[a,b]	83,771	1,256,565
Churchill Downs Inc.	59,607	3,960,885
International Speedway Corp. Class A	189,566	5,235,813
Isle of Capri Casinos Inc.[a]	145,591	815,310
Marriott Vacations Worldwide Corp.[a]	181,963	7,582,398
National CineMedia Inc.	254,333	3,593,725
Pinnacle Entertainment Inc.[a]	376,853	5,965,583
Reading International Inc. Class Aa,b	116,187	698,284
Scientific Games Corp. Class Aa,b	307,632	2,667,170
Speedway Motorsports Inc.	80,474	1,435,656
Vail Resorts Inc.	159,643	8,635,090

		42,781,177

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.51%
Calgon Carbon Corp.[a,b]	62,516	$886,477
Casella Waste Systems Inc. Class Aa,b	240,145	1,051,835
CECO Environmental Corp.	8,204	81,630
Darling International Inc.[a]	559,877	8,980,427
Energy Recovery Inc.[a,b]	302,466	1,028,385
EnergySolutions Inc.[a]	398,155	1,242,244
Heckmann Corp.[a,b]	892,311	3,596,013
Met-Pro Corp.	94,431	915,036
Metalico Inc.[a,b]	278,570	545,997
Tetra Tech Inc.[a]	81,403	2,153,109
TRC Companies Inc.[a]	16,749	97,479
US Ecology Inc.	47,428	1,116,455

		21,695,087
FOOD — 1.35%
Annie’s Inc.[a,b]	10,290	343,995
Arden Group Inc. Class A	2,563	230,593
Boulder Brands Inc.[a]	402,247	5,188,986
Cal-Maine Foods Inc.	13,981	562,316
Chiquita Brands International Inc.[a,b]	312,470	2,577,877
Diamond Foods Inc.[b]	150,310	2,054,738
Dole Food Co. Inc.[a,b]	243,995	2,798,623
Fresh Del Monte Produce Inc.	260,783	6,871,632
Harris Teeter Supermarkets Inc.	258,537	9,969,187
Ingles Markets Inc. Class A	84,670	1,461,404
John B. Sanfilippo & Son Inc.	55,193	1,003,409
Nash-Finch Co.	85,020	1,809,226
Pilgrim’s Pride Corp.[a,b]	81,462	590,600
Post Holdings Inc.[a]	52,806	1,808,605
Seaboard Corp.	2,091	5,289,979
Seneca Foods Corp. Class Aa,b	56,673	1,722,859
Snyders-Lance Inc.	34,043	820,777
Spartan Stores Inc.	147,242	2,261,637
SUPERVALU Inc.[b]	357,467	882,943
Tootsie Roll Industries Inc.	10,314	267,339
TreeHouse Foods Inc.[a]	80,195	4,180,565
Village Super Market Inc. Class A	56,897	1,869,635
Weis Markets Inc.	74,915	2,934,421

		57,501,346

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.74%
Boise Inc.	687,594	$5,466,372
Buckeye Technologies Inc.	111,734	3,207,883
Clearwater Paper Corp.[a]	32,993	1,292,006
KapStone Paper and Packaging Corp.[b]	276,075	6,126,104
Neenah Paper Inc.	43,690	1,243,854
Orchids Paper Products Co.	20,952	423,650
P.H. Glatfelter Co.	243,236	4,251,765
Resolute Forest Products Inc.[a,b]	553,425	7,327,347
Schweitzer-Mauduit International Inc.	56,416	2,201,917
Wausau Paper Corp.	15,976	138,352

		31,679,250
GAS — 1.85%
Chesapeake Utilities Corp.	65,309	2,965,029
Delta Natural Gas Co. Inc.	47,148	921,743
Laclede Group Inc. (The)	153,870	5,940,921
New Jersey Resources Corp.	283,863	11,246,652
Northwest Natural Gas Co.	183,351	8,104,114
Piedmont Natural Gas Co.	448,568	14,044,664
South Jersey Industries Inc.	162,644	8,185,873
Southwest Gas Corp.	315,001	13,359,192
WGL Holdings Inc.	352,044	13,796,604

		78,564,792
HAND & MACHINE TOOLS — 0.03%
Franklin Electric Co. Inc.	8,517	529,502
Hardinge Inc.	81,056	805,697

		1,335,199
HEALTH CARE — PRODUCTS — 1.46%
Affymetrix Inc.[a,b]	477,923	1,515,016
Alphatec Holdings Inc.[a,b]	380,588	627,970
AngioDynamics Inc.[a,b]	165,924	1,823,505
ArthroCare Corp.[a]	33,184	1,147,835
Cerus Corp.[a]	41,758	131,955
Chindex International Inc.[a,b]	80,250	842,625
CONMED Corp.	193,561	5,410,030
CryoLife Inc.	191,227	1,191,344
Cynosure Inc. Class Aa,b	41,823	1,008,352
Exactech Inc.[a,b]	45,928	778,480
Globus Medical Inc. Class Aa,b	17,783	186,544
Greatbatch Inc.[a,b]	161,327	3,749,239

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Hanger Inc.[a,b]	233,471	$6,387,767
ICU Medical Inc.[a,b]	7,947	484,211
Integra LifeSciences Holdings Corp.[a,b]	57,820	2,253,245
Invacare Corp.	216,869	3,534,965
Merge Healthcare Inc.[a]	95,002	234,655
Merit Medical Systems Inc.[a]	270,178	3,755,474
Natus Medical Inc.[a]	79,190	885,344
NuVasive Inc.[a,b]	224,299	3,467,663
Orthofix International NVa	25,985	1,021,990
Palomar Medical Technologies Inc.[a,b]	135,447	1,247,467
PhotoMedex Inc.[a,b]	14,261	206,927
Rochester Medical Corp.[a,b]	9,269	93,431
Rockwell Medical Technologies Inc.[a]	7,501	60,383
Solta Medical Inc.[a,b]	469,586	1,253,795
Steris Corp.	103,569	3,596,951
SurModics Inc.[a,b]	67,646	1,512,565
Symmetry Medical Inc.[a]	175,126	1,842,325
Tornier NVa,b	34,674	582,176
West Pharmaceutical Services Inc.	83,837	4,590,076
Wright Medical Group Inc.[a,b]	268,981	5,645,911
Young Innovations Inc.	21,326	840,458
Zeltiq Aesthetics Inc.[a,b]	70,041	324,290

		62,234,964
HEALTH CARE — SERVICES — 1.36%
Almost Family Inc.	57,265	1,160,189
Amedisys Inc.[a,b]	204,968	2,309,989
AmSurg Corp.[a]	145,438	4,364,594
Assisted Living Concepts Inc. Class A	134,274	1,309,172
Capital Senior Living Corp.[a]	26,873	502,256
Ensign Group Inc. (The)	45,575	1,239,184
Five Star Quality Care Inc.[a,b]	279,162	1,398,602
Gentiva Health Services Inc.[a,b]	207,174	2,082,099
HealthSouth Corp.[a]	101,097	2,134,158
Healthways Inc.[a,b]	227,082	2,429,777
Kindred Healthcare Inc.[a,b]	360,788	3,903,726
LHC Group Inc.[a,b]	95,115	2,025,949
Magellan Health Services Inc.[a]	177,060	8,675,940
Molina Healthcare Inc.[a]	187,943	5,085,738
National Healthcare Corp.	71,871	3,379,374
Select Medical Holdings Corp.	237,233	2,237,107
Skilled Healthcare Group Inc. Class Aa,b	9,978	63,560

Security	Shares	Value

Sunrise Senior Living Inc.[a,b]	79,426	$1,142,146
Triple-S Management Corp. Class Ba	131,591	2,430,486
Universal American Corp.	260,429	2,237,085
Vanguard Health Systems Inc.[a]	30,174	369,632
WellCare Health Plans Inc.[a]	152,425	7,421,573

		57,902,336
HOLDING COMPANIES — DIVERSIFIED — 2.20%
Apollo Investment Corp.	1,386,016	11,587,094
BlackRock Kelso Capital Corp.[c]	482,823	4,857,199
Capital Southwest Corp.	20,615	2,053,872
Fifth Street Finance Corp.	720,696	7,509,652
Gladstone Capital Corp.	145,802	1,189,744
Gladstone Investment Corp.	178,180	1,240,133
Golub Capital BDC Inc.	107,823	1,723,012
Harbinger Group Inc.[a]	280,059	2,153,654
Home Loan Servicing Solutions Ltd.[b]	197,813	3,738,666
Horizon Pharma Inc.[a,b]	130,982	305,188
KCAP Financial Inc.[b]	151,313	1,390,566
Main Street Capital Corp.[b]	192,943	5,886,691
MCG Capital Corp.	495,081	2,277,373
Medallion Financial Corp.	120,002	1,408,823
MVC Capital Inc.	165,731	2,013,632
National Bank Holdings Corp. Class A	49,548	940,917
New Mountain Finance Corp.	131,481	1,959,067
NGP Capital Resources Co.	150,211	1,084,523
OFS Capital Corp.[a]	37,340	511,185
PennantPark Investment Corp.	447,761	4,923,132
Primoris Services Corp.	151,067	2,272,048
Prospect Capital Corp.	1,304,504	14,179,958
Resource America Inc. Class A	83,547	557,258
Solar Capital Ltd.	264,569	6,325,845
Solar Senior Capital Ltd.	65,883	1,229,377
Stellus Capital Investment Corp.[b]	44,802	733,857
TCP Capital Corp.	39,976	589,246
THL Credit Inc.	102,764	1,519,880
TICC Capital Corp.[b]	282,912	2,863,069
Triangle Capital Corp.[b]	186,518	4,754,344

		93,779,005
HOME BUILDERS — 1.15%
Beazer Homes USA Inc.[a,b]	169,114	2,856,335
Cavco Industries Inc.[a]	4,745	237,155

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Hovnanian Enterprises Inc. Class Aa,b	723,916	$5,067,412
KB Home[b]	527,959	8,341,752
M.D.C. Holdings Inc.	261,460	9,611,270
M/I Homes Inc.[a,b]	146,144	3,872,816
Meritage Homes Corp.[a,b]	158,698	5,927,370
Ryland Group Inc. (The)	132,551	4,838,111
Standard-Pacific Corp.[a,b]	791,359	5,816,489
Winnebago Industries Inc.[a,b]	145,312	2,489,195

		49,057,905
HOME FURNISHINGS — 0.47%
American Woodmark Corp.[a]	56,329	1,567,073
Bassett Furniture Industries Inc.	78,166	974,730
Ethan Allen Interiors Inc.	22,813	586,522
Flexsteel Industries	31,263	670,592
Hooker Furniture Corp.[b]	74,906	1,088,384
Kimball International Inc. Class B	224,607	2,607,687
La-Z-Boy Inc.	251,398	3,557,282
Sealy Corp.[a,b]	349,372	758,137
TiVo Inc.[a,b]	426,482	5,254,258
Universal Electronics Inc.[a]	100,864	1,951,719
VOXX International Corp.[a,b]	126,570	851,816

		19,868,200
HOUSEHOLD PRODUCTS & WARES — 0.50%
A.T. Cross Co. Class Aa	4,079	43,972
ACCO Brands Corp.[a,b]	418,515	3,071,900
American Greetings Corp. Class Ab	201,207	3,398,386
Central Garden & Pet Co. Class Aa	226,980	2,371,941
CSS Industries Inc.	65,059	1,424,142
Helen of Troy Ltd.[a,b]	216,577	7,231,506
Prestige Brands Holdings Inc.[a]	118,262	2,368,788
Spectrum Brands Holdings Inc.[a]	25,969	1,166,787

		21,077,422
HOUSEWARES — 0.02%
Lifetime Brands Inc.	67,176	712,737

		712,737
INSURANCE — 4.61%
Alterra Capital Holdings Ltd.	587,422	16,559,426
American Equity Investment Life Holding Co.[b]	410,034	5,006,515
American Safety Insurance Holdings Ltd.[a,b]	56,800	1,074,656

Security	Shares	Value

Amerisafe Inc.[a]	123,689	$3,370,525
AmTrust Financial Services Inc.	155,661	4,465,914
Argo Group International Holdings Ltd.[b]	176,498	5,928,568
Baldwin & Lyons Inc. Class B	61,058	1,456,844
Citizens Inc.[a,b]	264,612	2,923,963
CNO Financial Group Inc.	1,373,985	12,819,280
Crawford & Co. Class B	174,921	1,395,870
Donegal Group Inc. Class A	50,758	712,642
Eastern Insurance Holdings Inc.	46,086	787,149
EMC Insurance Group Inc.	30,928	738,561
Employers Holdings Inc.	168,587	3,469,520
Enstar Group Ltd.[a,b]	57,764	6,468,413
FBL Financial Group Inc. Class A	65,826	2,251,907
First American Financial Corp.	661,281	15,930,259
Fortegra Financial Corp.[a,b]	46,613	414,390
Global Indemnity PLC[a]	70,218	1,553,924
Greenlight Capital Re Ltd. Class Aa,b	138,399	3,194,249
Hallmark Financial Services Inc.[a,b]	92,553	869,073
Hilltop Holdings Inc.[a,b]	273,566	3,704,084
Homeowners Choice Inc.	45,669	949,459
Horace Mann Educators Corp.	271,423	5,417,603
Independence Holding Co.	56,881	541,507
Infinity Property and Casualty Corp.	80,815	4,706,666
Investors Title Co.	8,617	517,020
Kansas City Life Insurance Co.	28,611	1,091,796
Maiden Holdings Ltd.	341,297	3,136,519
Meadowbrook Insurance Group Inc.	318,387	1,840,277
MGIC Investment Corp.[a]	1,287,903	3,425,822
Montpelier Re Holdings Ltd.[b]	300,380	6,866,687
National Interstate Corp.	43,277	1,247,243
National Western Life Insurance Co. Class A	14,814	2,336,760
Navigators Group Inc. (The)[a]	40,003	2,042,953
OneBeacon Insurance Group Ltd. Class Ab	153,662	2,135,902
Phoenix Companies Inc. (The)[a,b]	39,977	988,631
Platinum Underwriters Holdings Ltd.[b]	224,051	10,306,346
Primerica Inc.	302,879	9,089,399
Radian Group Inc.	909,715	5,558,359
RLI Corp.	145,031	9,377,704
Safety Insurance Group Inc.	86,628	3,999,615

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Seabright Holdings Inc.	137,331	$1,520,254
Selective Insurance Group Inc.	374,887	7,224,072
State Auto Financial Corp.	86,850	1,297,539
Stewart Information Services Corp.	124,538	3,237,988
Symetra Financial Corp.	528,231	6,856,438
Tower Group Inc.	108,882	1,934,833
United Fire Group Inc.	137,134	2,995,007
Universal Insurance Holdings Inc.	113,184	495,746

		196,233,877
INTERNET — 1.05%
1-800-FLOWERS.COM Inc.[a,b]	170,848	627,012
Bankrate Inc.[a,b]	38,776	482,761
Bazaarvoice Inc.[a,b]	3,732	34,894
Blucora Inc.[a]	231,614	3,638,656
Brightcove Inc.[a]	2,450	22,148
Dealertrack Technologies Inc.[a,b]	31,555	906,260
Envivio Inc.[a,b]	39,232	66,694
ePlus Inc.	27,512	1,137,346
Global Sources Ltd.[a]	111,470	722,326
ICG Group Inc.[a,b]	236,302	2,700,932
Internap Network Services Corp.[a,b]	181,731	1,261,213
IntraLinks Holdings Inc.[a,b]	253,048	1,561,306
iPass Inc.[a]	27,259	49,884
Kayak Software Corp.[a,b]	6,563	260,682
Keynote Systems Inc.	105,335	1,484,170
Limelight Networks Inc.[a]	417,140	926,051
magicJack VocalTec Ltd.[a,b]	29,382	535,046
MeetMe Inc.[a,b]	107,673	375,779
ModusLink Global Solutions Inc.[a]	274,203	795,189
PCTEL Inc.	128,174	922,853
Perficient Inc.[a]	50,954	600,238
QuinStreet Inc.[a,b]	220,543	1,482,049
RealNetworks Inc.[a]	151,614	1,146,202
Safeguard Scientifics Inc.[a,b]	140,965	2,079,234
Shutterfly Inc.[a,b]	183,930	5,493,989
Shutterstock Inc.[a]	35,479	922,454
Support.com Inc.[a,b]	102,139	426,941
Synacor Inc.[a,b]	2,850	15,590
TechTarget Inc.[a,b]	107,259	595,287
Trulia Inc.[a,b]	13,117	213,020
United Online Inc.	616,398	3,445,665
Unwired Planet Inc.[a,b]	37,355	44,826

Security	Shares	Value

ValueClick Inc.[a,b]	205,000	$3,979,050
Vasco Data Security International Inc.[a]	107,661	878,514
WebMD Health Corp.[a]	348,492	4,997,375

		44,831,636
IRON & STEEL — 0.28%
AK Steel Holding Corp.[b]	773,996	3,560,382
Metals USA Holdings Corp.	60,892	1,065,001
Schnitzer Steel Industries Inc. Class A	172,745	5,239,356
Shiloh Industries Inc.	40,581	417,984
Universal Stainless & Alloy Products Inc.[a,b]	47,390	1,742,530

		12,025,253
LEISURE TIME — 0.30%
Black Diamond Inc.[a,b]	145,518	1,193,248
Callaway Golf Co.	449,488	2,921,672
Johnson Outdoors Inc. Class Aa,b	39,352	783,892
Life Time Fitness Inc.[a]	22,047	1,084,933
Marine Products Corp.[b]	29,898	171,016
WMS Industries Inc.[a,b]	378,433	6,622,577

		12,777,338
LODGING — 0.41%
Ameristar Casinos Inc.	29,783	781,506
Boyd Gaming Corp.[a,b]	350,113	2,324,750
Caesars Entertainment Corp.[a,b]	27,644	191,297
Marcus Corp.	135,456	1,689,136
Monarch Casino & Resort Inc.[a,b]	61,189	667,572
Morgans Hotel Group Co.[a,b]	83,471	462,429
Orient-Express Hotels Ltd. Class Aa,b	662,600	7,745,794
Red Lion Hotels Corp.[a,b]	94,863	748,469
Ryman Hospitality Properties Inc.[b]	74,153	2,851,925

		17,462,878
MACHINERY — 1.24%
Alamo Group Inc.	48,042	1,568,091
Albany International Corp. Class A	188,336	4,271,460
Altra Holdings Inc.	84,860	1,871,163
Applied Industrial Technologies Inc.	23,147	972,405
Astec Industries Inc.	137,160	4,571,543
Briggs & Stratton Corp.[b]	332,890	7,017,321
Cascade Corp.	60,410	3,884,363
Columbus McKinnon Corp.[a]	131,376	2,170,332
Flow International Corp.[a,b]	261,855	916,492
Gerber Scientific Inc. Escrow[a,d]	173,399	1,734

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Global Power Equipment Group Inc.	116,535	$1,998,575
Hurco Companies Inc.[a,b]	44,772	1,029,756
Hyster-Yale Materials Handling Inc.	75,581	3,688,353
Intermec Inc.[a]	356,705	3,517,111
Intevac Inc.[a,b]	161,459	737,868
Kadant Inc.[a]	79,074	2,096,252
NACCO Industries Inc. Class A	37,582	2,280,852
Robbins & Myers Inc.	155,372	9,236,865
Twin Disc Inc.	59,125	1,030,549

		52,861,085
MANUFACTURING — 1.44%
A.O. Smith Corp.	192,878	12,164,815
Actuant Corp. Class A	401,650	11,210,051
American Railcar Industries Inc.	64,197	2,036,971
Barnes Group Inc.	371,159	8,336,231
Chase Corp.	44,576	829,114
EnPro Industries Inc.[a]	67,601	2,764,881
Fabrinet[a,b]	152,817	2,008,015
Federal Signal Corp.[a]	387,531	2,949,111
FreightCar America Inc.	82,864	1,857,811
GP Strategies Corp.[a,b]	9,529	196,774
Handy & Harman Ltd.[a,b]	4,613	69,518
LSB Industries Inc.[a]	53,960	1,911,263
Lydall Inc.[a]	115,002	1,649,129
Movado Group Inc.	112,723	3,458,342
NL Industries Inc.	45,680	523,036
Park-Ohio Holdings Corp.[a,b]	3,614	77,014
PMFG Inc.[a]	144,075	1,309,642
Standex International Corp.	66,188	3,394,782
STR Holdings Inc.[a,b]	210,339	530,054
Tredegar Corp.	166,642	3,402,830
TriMas Corp.[a,b]	17,735	495,871

		61,175,255
MEDIA — 1.17%
Beasley Broadcast Group Inc. Class A	28,582	139,766
Belo Corp. Class A	403,942	3,098,235
Central European Media Enterprises Ltd. Class Aa,b	248,318	1,522,189
Courier Corp.	66,176	727,936
Crown Media Holdings Inc. Class Aa,b	178,241	329,746
Cumulus Media Inc. Class Aa,b	423,795	1,131,533

Security	Shares	Value

Daily Journal Corp.[a,b]	6,769	$626,471
Demand Media Inc.[a,b]	53,105	493,346
Digital Generation Inc.[a,b]	186,971	2,030,505
Dolan Co. (The)[a]	212,103	825,081
E.W. Scripps Co. (The) Class Aa,b	207,124	2,239,010
Entercom Communications Corp. Class Aa,b	169,745	1,184,820
Entravision Communications Corp. Class A	352,871	585,766
Fisher Communications Inc.[b]	60,096	1,621,991
Journal Communications Inc. Class Aa	274,674	1,485,986
Lin TV Corp. Class Aa,b	211,380	1,591,691
Martha Stewart Living Omnimedia Inc. Class Aa	193,441	473,930
McClatchy Co. (The) Class Aa,b	402,764	1,317,038
Meredith Corp.[b]	247,734	8,534,436
New York Times Co. (The) Class Aa	932,068	7,950,540
Nexstar Broadcasting Group Inc.[a]	59,127	626,155
Outdoor Channel Holdings Inc.	72,659	552,208
Saga Communications Inc. Class Ab	23,374	1,086,891
Salem Communications Corp. Class A	70,483	384,837
Scholastic Corp.	177,492	5,246,664
Sinclair Broadcast Group Inc. Class A	315,874	3,986,330
Value Line Inc.	1,051	9,428
World Wrestling Entertainment Inc. Class A	15,058	118,808

		49,921,337
METAL FABRICATE & HARDWARE — 1.15%
A.M. Castle & Co.[a,b]	115,967	1,712,833
Ampco-Pittsburgh Corp.	59,051	1,179,839
CIRCOR International Inc.	109,897	4,350,822
Dynamic Materials Corp.	59,406	825,744
Eastern Co. (The)	43,127	682,269
Furmanite Corp.[a,b]	258,330	1,387,232
Haynes International Inc.	14,859	770,736
Kaydon Corp.	219,247	5,246,581
L.B. Foster Co. Class A	63,025	2,737,806
Mueller Industries Inc.	113,261	5,666,448
Mueller Water Products Inc. Class A	377,356	2,116,967
NN Inc.[a]	118,086	1,081,668
Northwest Pipe Co.[a,b]	63,062	1,504,659
Olympic Steel Inc.	63,333	1,402,193
Rexnord Corp.[a,b]	153,364	3,266,653
RTI International Metals Inc.[a,b]	207,463	5,717,680
Worthington Industries Inc.	357,302	9,286,279

		48,936,409

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

MINING — 1.61%
AMCOL International Corp.	10,214	$313,366
Century Aluminum Co.[a]	350,532	3,070,660
Coeur d’Alene Mines Corp.[a,b]	362,209	8,910,341
General Moly Inc.[a,b]	394,043	1,580,113
Globe Specialty Metals Inc.	391,451	5,382,451
Gold Reserve Inc.[a]	317,456	1,050,779
Golden Minerals Co.[a,b]	225,592	1,035,467
Golden Star Resources Ltd.[a,b]	1,760,642	3,239,581
Hecla Mining Co.	1,949,263	11,364,203
Horsehead Holding Corp.[a,b]	298,253	3,045,163
Kaiser Aluminum Corp.	132,032	8,145,054
Materion Corp.	126,691	3,266,094
McEwen Mining Inc.[a,b]	1,482,049	5,676,248
Revett Minerals Inc.[a]	177,125	499,493
Stillwater Mining Co.[a,b]	791,316	10,113,019
United States Lime & Minerals Inc.[a]	816	38,450
Uranium Energy Corp.[a,b]	311,913	798,497
Vista Gold Corp.[a]	401,281	1,083,459

		68,612,438
OFFICE FURNISHINGS — 0.18%
CompX International Inc.	6,929	97,907
HNI Corp.	17,110	514,326
Knoll Inc.	100,900	1,549,824
Steelcase Inc. Class A	448,159	5,709,546

		7,871,603
OIL & GAS — 2.92%
Adams Resources & Energy Inc.	14,626	512,934
Alon USA Energy Inc.	11,970	216,537
Bill Barrett Corp.[a,b]	330,676	5,882,726
Bonanza Creek Energy Inc.[a]	58,386	1,622,547
BPZ Resources Inc.[a,b]	504,892	1,590,410
Callon Petroleum Co.[a,b]	275,813	1,296,321
Carrizo Oil & Gas Inc.[a,b]	37,928	793,454
Clayton Williams Energy Inc.[a,b]	36,170	1,446,800
Comstock Resources Inc.[a,b]	329,207	4,980,902
Contango Oil & Gas Co.	7,385	312,829
Crimson Exploration Inc.[a]	146,252	400,730
CVR Energy Inc.[a,b]	36,712	1,791,178
Delek US Holdings Inc.	116,942	2,960,971
Diamondback Energy Inc.[a]	52,231	998,657
Emerald Oil Inc.[a,b]	108,888	570,573

Security	Shares	Value

Endeavour International Corp.[a,b]	24,192	$125,315
Energy XXI (Bermuda) Ltd.[b]	146,805	4,725,653
EPL Oil & Gas Inc.[a,b]	189,340	4,269,617
Forest Oil Corp.[a,b]	808,237	5,407,106
Gastar Exploration Ltd.[a,b]	410,117	496,242
Gulfport Energy Corp.[a]	252,658	9,656,589
Halcon Resources Corp.[a,b]	96,296	666,368
Harvest Natural Resources Inc.[a,b]	253,728	2,301,313
Hercules Offshore Inc.[a,b]	1,082,582	6,690,357
Magnum Hunter Resources Corp.[a,b]	649,354	2,590,922
Matador Resources Co.[a,b]	16,954	139,023
McMoRan Exploration Co.[a,b]	693,269	11,126,967
Midstates Petroleum Co. Inc.[a]	90,327	622,353
Miller Energy Resources Inc.[a,b]	213,517	845,527
Parker Drilling Co.[a]	802,986	3,693,736
PDC Energy Inc.[a,b]	204,747	6,799,648
Penn Virginia Corp.	376,437	1,660,087
PetroCorp Inc. Escrow[a,d]	19,086	–
PetroQuest Energy Inc.[a,b]	392,788	1,944,301
Quicksilver Resources Inc.[a,b]	803,927	2,299,231
Resolute Energy Corp.[a,b]	328,417	2,670,030
Rex Energy Corp.[a,b]	294,803	3,838,335
Stone Energy Corp.[a,b]	338,465	6,945,302
Swift Energy Co.[a,b]	293,243	4,513,010
Synergy Resources Corp.[a,b]	257,967	1,390,442
Triangle Petroleum Corp.[a,b]	299,350	1,793,106
Vantage Drilling Co.[a,b]	1,298,581	2,376,403
W&T Offshore Inc.	220,602	3,536,250
Warren Resources Inc.[a,b]	397,317	1,116,461
Western Refining Inc.	160,042	4,511,584
ZaZa Energy Corp.[a,b]	93,675	192,034

		124,320,881
OIL & GAS SERVICES — 1.69%
Basic Energy Services Inc.[a,b]	209,328	2,388,432
Bolt Technology Corp.	59,527	849,450
C&J Energy Services Inc.[a,b]	211,374	4,531,859
Cal Dive International Inc.[a,b]	665,972	1,152,132
Dawson Geophysical Co.[a,b]	54,911	1,448,552
Edgen Group Inc.[a,b]	78,169	551,873
Exterran Holdings Inc.[a,b]	443,252	9,716,084
Forbes Energy Services Ltd.[a]	102,601	259,581
Gulf Island Fabrication Inc.	97,938	2,353,450

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Helix Energy Solutions Group Inc.[a]	724,098	$14,945,383
Hornbeck Offshore Services Inc.[a,b]	241,560	8,295,170
Key Energy Services Inc.[a,b]	1,032,340	7,174,763
Matrix Service Co.[a]	144,259	1,658,979
Mitcham Industries Inc.[a,b]	32,436	442,103
Natural Gas Services Group Inc.[a]	82,553	1,355,520
Newpark Resources Inc.[a,b]	614,598	4,824,594
Pioneer Energy Services Corp.[a]	333,076	2,418,132
Tesco Corp.[a]	205,844	2,344,563
TETRA Technologies Inc.[a]	529,714	4,020,529
Willbros Group Inc.[a]	207,148	1,110,313

		71,841,462
PACKAGING & CONTAINERS — 0.24%
Berry Plastics Group Inc.[a,b]	119,974	1,929,182
Graphic Packaging Holding Co.[a]	1,145,959	7,402,895
UFP Technologies Inc.[a,b]	38,177	684,132

		10,016,209
PHARMACEUTICALS — 0.63%
Allos Therapeutics Inc. Escrow[a,d]	99,924	1
AVANIR Pharmaceuticals Inc. Class Aa,b	73,947	194,481
BioScrip Inc.[a,b]	220,665	2,376,562
Cornerstone Therapeutics Inc.[a,b]	60,058	284,074
Cumberland Pharmaceuticals Inc.[a,b]	37,167	156,101
Cytori Therapeutics Inc.[a,b]	96,742	272,812
Derma Sciences Inc.[a,b]	74,734	830,295
Durata Therapeutics Inc.[a,b]	11,497	87,837
Hi-Tech Pharmacal Co. Inc.	45,639	1,596,452
Hyperion Therapeutics Inc.[a,b]	4,719	53,230
Idenix Pharmaceuticals Inc.[a,b]	71,703	347,760
Lannett Co. Inc.[a,b]	111,165	551,378
Natural Grocers by Vitamin Cottage Inc.[a,b]	28,906	551,816
Nature’s Sunshine Products Inc.	30,844	446,621
Nektar Therapeutics[a,b]	225,352	1,669,858
Nutraceutical International Corp.	60,011	992,582
Omega Protein Corp.[a,b]	136,017	832,424
PharMerica Corp.[a]	200,589	2,856,387
Regulus Therapeutics Inc.[a,b]	17,312	109,066
Rigel Pharmaceuticals Inc.[a]	107,204	696,826
Supernus Pharmaceuticals Inc.[a,b]	30,862	221,281

Security	Shares	Value

Targacept Inc.[a,b]	188,975	$827,711
TESARO Inc.[a,b]	6,081	103,073
ViroPharma Inc.[a,b]	450,260	10,247,918
XenoPort Inc.[a,b]	41,260	320,590

		26,627,136
PIPELINES — 0.27%
Crosstex Energy Inc.	23,962	343,615
SemGroup Corp. Class Aa	285,582	11,160,545

		11,504,160
REAL ESTATE — 0.28%
AV Homes Inc.[a,b]	68,493	973,970
Consolidated-Tomoka Land Co.	29,811	924,439
Forestar Group Inc.[a]	236,597	4,100,226
HFF Inc. Class A	33,373	497,258
Kennedy-Wilson Holdings Inc.	296,676	4,147,531
Thomas Properties Group Inc.	223,281	1,207,950

		11,851,374
REAL ESTATE INVESTMENT TRUSTS — 12.39%
AG Mortgage Investment Trust Inc.	155,959	3,661,917
Agree Realty Corp.	79,193	2,121,580
American Assets Trust Inc.	226,102	6,315,029
American Capital Mortgage Investment Corp.	248,227	5,850,710
American Realty Capital Trust Inc.	1,082,583	12,503,834
AmREIT Inc.	22,759	390,317
Anworth Mortgage Asset Corp.[b]	943,186	5,451,615
Apollo Commercial Real Estate Finance Inc.[b]	159,972	2,596,346
Apollo Residential Mortgage Inc.	148,561	2,999,447
Ares Commercial Real Estate Corp.	53,429	877,304
ARMOUR Residential REIT Inc.	2,032,113	13,147,771
Ashford Hospitality Trust Inc.[b]	363,210	3,817,337
Associated Estates Realty Corp.[b]	190,901	3,077,324
Campus Crest Communities Inc.	264,791	3,246,338
CapLease Inc.	461,136	2,568,528
Capstead Mortgage Corp.	675,086	7,743,236
Cedar Realty Trust Inc.[b]	415,635	2,194,553
Chatham Lodging Trust	96,509	1,484,308
Chesapeake Lodging Trust	270,526	5,648,583
Colonial Properties Trust	600,621	12,835,271
Colony Financial Inc.	361,696	7,053,072

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

CoreSite Realty Corp.	71,569	$1,979,599
Cousins Properties Inc.	627,763	5,241,821
CreXus Investment Corp.	458,186	5,612,778
CubeSmart[b]	841,458	12,260,043
CYS Investments Inc.	1,195,104	14,114,178
DCT Industrial Trust Inc.[b]	1,687,605	10,952,556
DiamondRock Hospitality Co.	1,283,810	11,554,290
DuPont Fabros Technology Inc.[b]	222,714	5,380,770
Dynex Capital Inc.[b]	371,131	3,503,477
EastGroup Properties Inc.	12,481	671,603
Education Realty Trust Inc.	773,291	8,227,816
Entertainment Properties Trust[b]	320,946	14,798,820
Equity One Inc.	375,317	7,885,410
Excel Trust Inc.	304,574	3,858,953
FelCor Lodging Trust Inc.[a]	349,420	1,631,791
First Industrial Realty Trust Inc.[a]	672,226	9,464,942
First Potomac Realty Trust[b]	348,513	4,307,621
Franklin Street Properties Corp.	496,046	6,106,326
Getty Realty Corp.[b]	174,848	3,157,755
Gladstone Commercial Corp.[b]	73,086	1,311,894
Glimcher Realty Trust	96,900	1,074,621
Government Properties Income Trust[b]	293,812	7,042,674
Gramercy Capital Corp.[a]	318,626	936,760
Gyrodyne Co. of America Inc.	497	35,814
Healthcare Realty Trust Inc.	595,724	14,303,333
Hersha Hospitality Trust	1,181,603	5,908,015
Highwoods Properties Inc.	92,217	3,084,659
Hudson Pacific Properties Inc.	245,031	5,160,353
Inland Real Estate Corp.	284,492	2,384,043
Invesco Mortgage Capital Inc.	790,854	15,587,732
Investors Real Estate Trust[b]	620,295	5,415,175
iStar Financial Inc.[a,b]	575,740	4,692,281
Javelin Mortgage Investment Corp.[b]	40,409	771,408
Kite Realty Group Trust	447,797	2,503,185
LaSalle Hotel Properties	586,949	14,902,635
Lexington Realty Trust[b]	903,581	9,442,421
LTC Properties Inc.	162,286	5,710,844
Medical Properties Trust Inc.[b]	926,329	11,078,895
Monmouth Real Estate Investment Corp. Class A	154,914	1,604,909
New York Mortgage Trust Inc.[b]	338,846	2,141,507
NorthStar Realty Finance Corp.[b]	1,121,381	7,894,522
One Liberty Properties Inc.	77,095	1,564,258

Security	Shares	Value

Parkway Properties Inc.	146,508	$2,049,647
Pebblebrook Hotel Trust	415,629	9,601,030
Pennsylvania Real Estate Investment Trust	383,402	6,763,211
PennyMac Mortgage Investment Trust[c]	402,631	10,182,538
Potlatch Corp.	101,953	3,995,538
PS Business Parks Inc.	21,846	1,419,553
RAIT Financial Trust	344,583	1,946,894
Ramco-Gershenson Properties Trust	314,028	4,179,713
Redwood Trust Inc.[b]	540,656	9,131,680
Resource Capital Corp.	679,017	3,802,495
Retail Opportunity Investments Corp.[b]	363,988	4,680,886
RLJ Lodging Trust	728,836	14,117,553
Rouse Properties Inc.[b]	153,053	2,589,657
Sabra Healthcare REIT Inc.	253,443	5,504,782
Select Income REIT	78,927	1,955,022
Sovran Self Storage Inc.	17,735	1,101,344
Spirit Realty Capital Inc.	185,866	3,304,697
STAG Industrial Inc.	213,637	3,839,057
Starwood Property Trust Inc.	926,396	21,270,052
Strategic Hotels & Resorts Inc.[a]	192,245	1,230,368
Summit Hotel Properties Inc.	291,106	2,765,507
Sunstone Hotel Investors Inc.[a]	935,067	10,014,568
Terreno Realty Corp.	89,861	1,387,454
Two Harbors Investment Corp.	2,022,068	22,404,513
UMH Properties Inc.	74,977	774,512
Universal Health Realty Income Trust	30,490	1,543,099
Urstadt Biddle Properties Inc. Class A	40,543	797,886
Washington Real Estate Investment Trust[b]	310,265	8,113,430
Western Asset Mortgage Capital Corp.	127,814	2,526,883
Whitestone REIT Class B	94,980	1,334,469
Winthrop Realty Trust[b]	197,821	2,185,922

		527,360,867
RETAIL — 4.19%
Asbury Automotive Group Inc.[a]	22,124	708,632
Barnes & Noble Inc.[a,b]	179,851	2,713,952
bebe stores inc.	231,493	923,657
Big 5 Sporting Goods Corp.	115,898	1,518,264
Biglari Holdings Inc.[a,b]	7,333	2,860,017
Bloomin’ Brands Inc.[a]	33,383	522,110
Bob Evans Farms Inc.	172,023	6,915,325
Bon-Ton Stores Inc. (The)[b]	88,151	1,068,390
Brown Shoe Co. Inc.	292,407	5,371,517

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Cabela’s Inc.[a]	30,118	$1,257,426
Carrols Restaurant Group Inc.[a,b]	32,073	191,797
Cash America International Inc.	117,319	4,654,045
Casual Male Retail Group Inc.[a,b]	291,763	1,225,405
Children’s Place Retail Stores Inc. (The)[a,b]	103,310	4,575,600
Chuy’s Holdings Inc.[a]	12,173	271,945
Citi Trends Inc.[a,b]	96,608	1,329,326
Conn’s Inc.[a,b]	104,027	3,191,548
Del Frisco’s Restaurant Group Inc.[a]	10,530	164,163
Denny’s Corp.[a]	143,950	702,476
Destination Maternity Corp.	51,920	1,119,395
Einstein Noah Restaurant Group Inc.	4,240	51,770
EZCORP Inc. Class A NVS[a]	101,545	2,016,684
Fiesta Restaurant Group Inc.[a]	11,164	171,032
Fifth & Pacific Companies Inc.[a,b]	702,067	8,740,734
Finish Line Inc. (The) Class A	215,675	4,082,728
Five Below Inc.[a,b]	36,976	1,184,711
Fred’s Inc. Class A	251,731	3,350,540
Frisch’s Restaurants Inc.	21,778	402,893
Group 1 Automotive Inc.	156,730	9,715,693
Haverty Furniture Companies Inc.	133,084	2,170,600
hhgregg Inc.[a,b]	101,838	714,903
Jack in the Box Inc.[a]	59,052	1,688,887
Jos. A. Bank Clothiers Inc.[a,b]	13,732	584,709
Kirkland’s Inc.[a]	92,746	982,180
Krispy Kreme Doughnuts Inc.[a,b]	409,397	3,840,144
Lithia Motors Inc. Class A	147,998	5,538,085
Luby’s Inc.[a,b]	138,851	928,913
MarineMax Inc.[a]	135,994	1,215,786
Men’s Wearhouse Inc. (The)	275,470	8,583,645
New York & Co. Inc.[a,b]	73,644	280,584
Office Depot Inc.[a]	1,942,417	6,371,128
OfficeMax Inc.	590,364	5,761,953
Orchard Supply Hardware Stores Corp. Class Aa,b	13,027	96,530
Pantry Inc. (The)[a,b]	145,088	1,759,917
PC Connection Inc.[b]	61,327	705,260
Penske Automotive Group Inc.	215,535	6,485,448
Pep Boys - Manny, Moe & Jack (The)	359,695	3,535,802
Perfumania Holdings Inc.[a]	35,431	174,320

Security	Shares	Value

RadioShack Corp.[b]	674,005	$1,428,891
Red Robin Gourmet Burgers Inc.[a,b]	56,280	1,986,121
Regis Corp.[b]	392,863	6,647,242
Restoration Hardware Holdings Inc.[a,b]	28,842	972,841
Rite Aid Corp.[a,b]	4,136,700	5,625,912
Ruby Tuesday Inc.[a]	434,239	3,413,118
Rush Enterprises Inc. Class Aa,b	226,929	4,690,622
Saks Inc.[a,b]	751,288	7,896,037
Shoe Carnival Inc.	99,184	2,032,280
Sonic Automotive Inc. Class A	292,942	6,119,558
Sonic Corp.[a]	74,978	780,521
Stage Stores Inc.	209,448	5,190,121
Stein Mart Inc.	183,044	1,380,152
Steinway Musical Instruments Inc.[a]	47,865	1,012,345
Susser Holdings Corp.[a,b]	44,751	1,543,462
Systemax Inc.	72,060	695,379
Tuesday Morning Corp.[a,b]	280,683	1,754,269
West Marine Inc.[a,b]	105,446	1,133,544
Wet Seal Inc. Class Aa,b	629,299	1,736,865

		178,459,849
SAVINGS & LOANS — 2.12%
Astoria Financial Corp.	596,381	5,582,126
Bank Mutual Corp.	321,207	1,381,190
BankFinancial Corp.	146,362	1,086,006
Beneficial Mutual Bancorp Inc.[a]	193,486	1,838,117
Berkshire Hills Bancorp Inc.	168,770	4,026,852
BofI Holding Inc.[a,b]	71,181	1,983,814
Brookline Bancorp Inc.	478,838	4,070,123
BSB Bancorp Inc.[a,b]	56,956	696,572
Cape Bancorp Inc.[b]	78,507	682,226
Charter Financial Corp.	45,861	486,127
Clifton Savings Bancorp Inc.	52,906	596,251
Dime Community Bancshares Inc.	213,990	2,972,321
ESB Financial Corp.[b]	72,242	1,001,997
ESSA Bancorp Inc.	62,722	683,043
EverBank Financial Corp.	154,476	2,303,237
First Defiance Financial Corp.	67,479	1,294,922
First Federal Bancshares of Arkansas Inc.[a,b]	16,415	160,046
First Financial Holdings Inc.	111,116	1,453,397
First Financial Northwest Inc.[a,b]	111,075	838,616

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

First PacTrust Bancorp Inc.	73,591	$902,962
Flushing Financial Corp.	210,448	3,228,272
Fox Chase Bancorp Inc.	85,091	1,416,765
Heritage Financial Group Inc.	53,899	743,267
Hingham Institution for Savings	8,141	509,627
Home Bancorp Inc.[a,b]	47,435	865,689
Home Federal Bancorp Inc.	98,874	1,229,004
HomeStreet Inc.[a,b]	60,492	1,545,571
HomeTrust Bancshares Inc.[a,b]	144,425	1,951,182
Investors Bancorp Inc.	251,710	4,475,404
Kearny Financial Corp.	105,000	1,023,750
Meridian Interstate Bancorp Inc.[a,b]	54,265	910,567
NASB Financial Inc.[a,b]	29,152	622,978
Northfield Bancorp Inc.	98,846	1,507,401
Northwest Bancshares Inc.	667,811	8,107,226
OceanFirst Financial Corp.	99,324	1,365,705
Oritani Financial Corp.	201,645	3,089,201
Peoples Federal Bancshares Inc.	42,340	736,293
Provident Financial Holdings Inc.	67,529	1,181,757
Provident Financial Services Inc.	413,670	6,171,956
Provident New York Bancorp	271,064	2,523,606
Rockville Financial Inc.	197,187	2,543,712
Roma Financial Corp.	50,564	764,528
SI Financial Group Inc.	73,405	844,157
Simplicity Bancorp Inc.	62,818	939,129
Territorial Bancorp Inc.	74,364	1,699,217
United Financial Bancorp Inc.	144,569	2,272,625
Waterstone Financial Inc.[a,b]	51,227	399,571
Westfield Financial Inc.	167,153	1,208,516
WSFS Financial Corp.	52,698	2,226,490

		90,143,111
SEMICONDUCTORS — 3.68%
Aeroflex Holding Corp.[a,b]	137,238	960,666
Alpha & Omega Semiconductor Ltd.[a,b]	119,225	1,001,490
Ambarella Inc.[a]	27,022	301,295
Amkor Technology Inc.[a,b]	505,296	2,147,508
ANADIGICS Inc.[a,b]	488,849	1,231,899
Applied Micro Circuits Corp.[a,b]	450,443	3,783,721
ATMI Inc.[a]	204,654	4,273,176
Axcelis Technologies Inc.[a,b]	747,842	1,039,500
AXT Inc.[a,b]	224,333	630,376
Brooks Automation Inc.	453,666	3,652,011

Security	Shares	Value

CEVA Inc.[a]	39,320	$619,290
Cohu Inc.	164,452	1,782,660
Diodes Inc.[a]	242,878	4,213,933
DSP Group Inc.[a]	145,495	838,051
Emulex Corp.[a,b]	593,739	4,334,295
Entegris Inc.[a,b]	939,032	8,620,314
Entropic Communications Inc.[a,b]	600,722	3,177,819
Exar Corp.[a,b]	223,840	1,992,176
First Solar Inc.[a,b]	411,367	12,703,013
FormFactor Inc.[a,b]	334,090	1,523,450
GSI Technology Inc.[a]	143,387	899,037
GT Advanced Technologies Inc.[a,b]	124,999	377,497
Inphi Corp.[a,b]	96,726	926,635
Integrated Device Technology Inc.[a,b]	973,438	7,106,097
Integrated Silicon Solution Inc.[a,b]	189,421	1,704,789
International Rectifier Corp.[a,b]	473,386	8,393,134
Intersil Corp. Class A	872,015	7,229,004
IXYS Corp.[b]	170,053	1,554,284
Kopin Corp.[a]	448,557	1,493,695
Lattice Semiconductor Corp.[a,b]	802,586	3,202,318
LTX-Credence Corp.[a,b]	339,853	2,229,436
Mattson Technology Inc.[a]	406,095	341,120
MaxLinear Inc. Class Aa,b	126,755	636,310
MEMC Electronic Materials Inc.[a]	1,233,189	3,958,537
Mindspeed Technologies Inc.[a,b]	250,931	1,174,357
MIPS Technologies Inc.[a,b]	76,346	597,026
MKS Instruments Inc.	359,278	9,262,187
MoSys Inc.[a,b]	233,547	812,744
Nanometrics Inc.[a,b]	162,643	2,345,312
OmniVision Technologies Inc.[a,b]	358,431	5,046,708
Peregrine Semiconductor Corp.[a]	28,196	431,681
Pericom Semiconductor Corp.[a,b]	157,805	1,267,174
Photronics Inc.[a,b]	410,429	2,446,157
PLX Technology Inc.[a]	22,118	80,288
QLogic Corp.[a]	506,232	4,925,637
QuickLogic Corp.[a,b]	34,610	75,104
Rambus Inc.[a]	700,579	3,418,826
Richardson Electronics Ltd.	87,879	994,790
Rubicon Technology Inc.[a,b]	117,997	720,962
Rudolph Technologies Inc.[a,b]	218,721	2,941,797
Sigma Designs Inc.[a,b]	220,523	1,135,693
Silicon Image Inc.[a,b]	95,408	473,224

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Supertex Inc.	71,532	$1,255,387
Tessera Technologies Inc.	355,063	5,830,134
TriQuint Semiconductor Inc.[a,b]	1,156,815	5,598,985
Ultra Clean Holdings Inc.[a]	189,631	931,088
Veeco Instruments Inc.[a,b]	197,001	5,815,470

		156,459,267
SOFTWARE — 1.58%
Accelrys Inc.[a]	377,855	3,419,588
Actuate Corp.[a]	21,227	118,871
Acxiom Corp.[a]	525,199	9,169,975
Aspen Technology Inc.[a]	36,368	1,005,211
Audience Inc.[a]	34,910	362,715
AVG Technologies[a,b]	3,291	52,097
Avid Technology Inc.[a]	201,795	1,529,606
Bottomline Technologies Inc.[a,b]	169,819	4,481,523
CSG Systems International Inc.[a]	97,700	1,776,186
Demandware Inc.[a,b]	2,528	69,065
Digi International Inc.[a]	178,597	1,691,314
Digital River Inc.[a]	252,224	3,629,503
E2open Inc.[a,b]	8,795	124,537
Ebix Inc.[b]	49,126	789,455
Eloqua Inc.[a,b]	17,370	409,758
EPIQ Systems Inc.	196,809	2,515,219
ePocrates Inc.[a,b]	8,485	74,838
Exa Corp.[a,b]	11,732	114,152
Glu Mobile Inc.[a,b]	24,084	55,152
Greenway Medical Technologies Inc.[a,b]	11,960	183,706
inContact Inc.[a,b]	13,412	69,474
Infoblox Inc.[a]	3,032	54,485
ManTech International Corp. Class A	157,889	4,095,641
Market Leader Inc.[a,b]	24,034	157,423
MedAssets Inc.[a]	264,897	4,442,323
Omnicell Inc.[a]	204,513	3,041,108
Pervasive Software Inc.[a,b]	85,304	760,059
Progress Software Corp.[a]	429,792	9,021,334
Proofpoint Inc.[a,b]	2,616	32,203
QAD Inc. Class A	4,696	67,622
Rosetta Stone Inc.[a,b]	37,787	466,292
Sapiens International Corp.[a,b]	95,148	380,592
Schawk Inc.	82,228	1,082,120
SeaChange International Inc.[a,b]	197,899	1,913,683
SS&C Technologies Holdings Inc.[a,b]	168,023	3,884,692
SYNNEX Corp.[a,b]	179,906	6,185,168

		67,226,690

Security	Shares	Value

STORAGE & WAREHOUSING — 0.16%
Mobile Mini Inc.[a,b]	260,745	$5,431,318
Wesco Aircraft Holdings Inc.[a,b]	91,974	1,214,977

		6,646,295
TELECOMMUNICATIONS — 2.69%
Anaren Inc.[a,b]	82,604	1,606,648
Anixter International Inc.	75,267	4,815,583
ARRIS Group Inc.[a]	671,395	10,030,641
Aviat Networks Inc.[a]	424,912	1,397,960
Aware Inc.	10,835	59,376
Black Box Corp.	112,442	2,736,838
Calix Inc.[a,b]	178,784	1,374,849
Cbeyond Inc.[a]	176,464	1,595,235
Ciena Corp.[a,b]	165,105	2,592,148
Cincinnati Bell Inc.[a,b]	861,081	4,718,724
Comtech Telecommunications Corp.	123,017	3,122,171
Consolidated Communications Holdings Inc.	96,803	1,541,104
DigitalGlobe Inc.[a,b]	76,930	1,880,169
EarthLink Inc.	726,963	4,696,181
Fairpoint Communications Inc.[a,b]	20,735	164,636
Finisar Corp.[a,b]	623,998	10,171,167
GeoEye Inc.[a]	103,559	3,182,368
Globecomm Systems Inc.[a,b]	36,561	413,139
Harmonic Inc.[a]	802,282	4,067,570
Hawaiian Telcom Holdco Inc.[a,b]	68,405	1,333,897
IDT Corp. Class B	6,292	60,026
Infinera Corp.[a,b]	77,241	448,770
Iridium Communications Inc.[a,b]	290,343	1,956,912
KVH Industries Inc.[a,b]	15,388	215,124
Leap Wireless International Inc.[a]	275,668	1,833,192
Loral Space & Communications Inc.	4,401	240,559
NeoPhotonics Corp.[a,b]	135,836	779,699
NETGEAR Inc.[a,b]	143,455	5,654,996
Neutral Tandem Inc.	190,938	490,711
Oclaro Inc.[a,b]	502,991	789,696
Oplink Communications Inc.[a]	132,357	2,062,122
ORBCOMM Inc.[a,b]	125,871	493,414
Plantronics Inc.	192,868	7,111,043
Preformed Line Products Co.	14,461	859,273
Premiere Global Services Inc.[a,b]	261,502	2,557,490
RF Micro Devices Inc.[a]	1,669,665	7,480,099
Ruckus Wireless Inc.[a]	32,533	732,968
Shenandoah Telecommunications Co.	161,984	2,479,975
ShoreTel Inc.[a,b]	41,291	175,074

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Sonus Networks Inc.[a,b]	1,318,993	$2,242,288
Sycamore Networks Inc.	138,794	310,899
Symmetricom Inc.[a]	287,311	1,657,784
TeleNav Inc.[a,b]	115,261	919,783
Tellabs Inc.	2,510,845	5,724,727
Telular Corp.	45,846	434,162
TESSCO Technologies Inc.	18,429	408,018
USA Mobility Inc.	147,337	1,720,896
Vonage Holdings Corp.[a]	1,051,053	2,490,996
Westell Technologies Inc. Class Aa,b	312,294	577,744

		114,408,844
TEXTILES — 0.30%
Culp Inc.	60,606	909,696
G&K Services Inc. Class A	128,682	4,394,490
UniFirst Corp.	99,177	7,271,658

		12,575,844
TOYS, GAMES & HOBBIES — 0.04%
JAKKS Pacific Inc.[b]	150,669	1,886,376

		1,886,376
TRANSPORTATION — 1.44%
Air Transport Services Group Inc.[a,b]	368,554	1,477,902
Arkansas Best Corp.	172,539	1,647,747
Atlas Air Worldwide Holdings Inc.[a]	180,619	8,003,228
Bristow Group Inc.	244,330	13,110,748
CAI International Inc.[a,b]	59,434	1,304,576
Frontline Ltd.[a,b]	356,092	1,160,860
GasLog Ltd.[b]	97,548	1,212,522
Genco Shipping & Trading Ltd.[a,b]	217,450	758,900
GulfMark Offshore Inc. Class Ab	143,811	4,954,289
Heartland Express Inc.	75,559	987,556
International Shipholding Corp.	38,141	628,564
Knightsbridge Tankers Ltd.	169,333	888,998
Marten Transport Ltd.	105,147	1,933,653
Nordic American Tankers Ltd.[b]	362,468	3,171,595
Pacer International Inc.[a,b]	214,661	837,178
Patriot Transportation Holding Inc.[a,b]	44,149	1,255,156
PHI Inc.[a]	82,783	2,772,403
Quality Distribution Inc.[a,b]	92,762	556,572
Rand Logistics Inc.[a,b]	116,485	757,152

Security	Shares	Value

Roadrunner Transportation Systems Inc.[a,b]	46,192	$837,923
Saia Inc.[a]	90,527	2,092,984
Scorpio Tankers Inc.[a,b]	384,276	2,732,202
Ship Finance International Ltd.[b]	332,477	5,529,093
Teekay Tankers Ltd. Class Ab	425,221	1,233,141
Universal Truckload Services Inc.	38,141	696,073
Werner Enterprises Inc.	42,698	925,266

		61,466,281
TRUCKING & LEASING — 0.33%
AMERCO	59,287	7,518,184
Greenbrier Companies Inc. (The)[a,b]	155,434	2,513,368
TAL International Group Inc.	99,200	3,608,896
Willis Lease Finance Corp.[a,b]	37,886	542,149

		14,182,597
VENTURE CAPITAL — 0.17%
Fidus Investment Corp.	81,222	1,336,102
GSV Capital Corp.[a,b]	133,954	1,129,232
Harris & Harris Group Inc.[a,b]	215,556	711,335
Hercules Technology Growth Capital Inc.	361,053	4,018,520

		7,195,189
WATER — 0.43%
American States Water Co.	115,488	5,541,114
Artesian Resources Corp. Class A	51,805	1,161,986
California Water Service Group	142,530	2,615,425
Connecticut Water Service Inc.	26,010	774,578
Consolidated Water Co. Ltd.	101,370	750,138
Middlesex Water Co.	106,277	2,078,778
PICO Holdings Inc.[a,b]	155,492	3,151,823
SJW Corp.	65,432	1,740,491
York Water Co. (The)	22,243	390,810

		18,205,143

Total COMMON STOCKS
(Cost: $4,436,231,612)		4,241,785,454

INVESTMENT COMPANIES — 0.02%

CLOSED-END FUNDS — 0.02%
Firsthand Technology Value Fund Inc.[a]	59,357	1,035,186

		1,035,186

TOTAL INVESTMENT COMPANIES
(Cost: $1,123,790)		1,035,186

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 15.61%

MONEY MARKET FUNDS — 15.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,e,f]	609,702,180	$609,702,180
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,e,f]	43,463,733	43,463,733
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,e]	11,087,990	11,087,990

		664,253,903

TOTAL SHORT-TERM INVESTMENTS
(Cost: $664,253,903)		664,253,903

TOTAL INVESTMENTS IN SECURITIES — 115.29%
(Cost: $5,101,609,305)		4,907,074,543
Other Assets, Less Liabilities — (15.29)%		(650,816,530)

NET ASSETS — 100.00%		$4,256,258,013

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

202

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

ADVERTISING — 0.14%
Clear Channel Outdoor Holdings Inc. Class Aa	9,729	$68,297
Harte-Hanks Inc.	10,614	62,622
Interpublic Group of Companies Inc. (The)	104,973	1,156,802
Lamar Advertising Co. Class Aa	18,305	709,319
Marchex Inc. Class B	5,934	24,389
MDC Partners Inc.	6,133	69,303
Millennial Media Inc.[a,b]	2,711	33,969
Omnicom Group Inc.	64,784	3,236,609

		5,361,310
AEROSPACE & DEFENSE — 1.69%
AAR Corp.	9,586	179,066
AeroVironment Inc.[a,b]	4,138	89,960
Alliant Techsystems Inc.	7,834	485,395
API Technologies Corp.[a,b]	7,716	22,685
Astronics Corp.[a,b]	2,849	65,185
B/E Aerospace Inc.[a]	23,187	1,145,438
Boeing Co. (The)	176,926	13,333,143
CPI Aerostructures Inc.[a,b]	1,616	16,176
Cubic Corp.	3,790	181,806
Curtiss-Wright Corp.	11,145	365,890
Esterline Technologies Corp.[a]	7,256	461,554
Exelis Inc.	44,113	497,154
GenCorp Inc.[a,b]	14,139	129,372
General Dynamics Corp.	74,814	5,182,366
HEICO Corp.	12,473	558,292
Kaman Corp.	6,295	231,656
Kratos Defense & Security Solutions Inc.[a,b]	9,542	47,996
L-3 Communications Holdings Inc.	23,205	1,777,967
LMI Aerospace Inc.[a,b]	2,106	40,730
Lockheed Martin Corp.	61,433	5,669,652
M/A-COM Technology Solutions Holdings Inc.[a,b]	1,465	21,931
Moog Inc. Class Aa	10,761	441,524
National Presto Industries Inc.	1,132	78,221
Northrop Grumman Corp.	59,704	4,034,796
Orbital Sciences Corp.[a]	13,984	192,560
Raytheon Co.	79,157	4,556,277

Security	Shares	Value

Rockwell Collins Inc.	34,548	$2,009,657
SIFCO Industries Inc.	618	9,734
Spirit AeroSystems Holdings Inc. Class Aa	28,175	478,130
Teledyne Technologies Inc.[a]	8,731	568,126
TransDigm Group Inc.	12,115	1,652,001
Triumph Group Inc.	11,811	771,258
United Technologies Corp.	215,303	17,656,999

		62,952,697
AGRICULTURE — 1.70%
Alico Inc.	833	30,513
Alliance One International Inc.[a,b]	21,303	77,543
Altria Group Inc.	480,681	15,102,997
Andersons Inc. (The)	4,388	188,245
Archer-Daniels-Midland Co.	156,394	4,283,632
Bunge Ltd.	34,703	2,522,561
Cadiz Inc.[a,b]	2,826	22,382
Griffin Land & Nurseries Inc.	702	18,954
Limoneira Co.	1,847	35,813
Lorillard Inc.	31,003	3,617,120
Philip Morris International Inc.	403,624	33,759,111
Reynolds American Inc.	78,217	3,240,530
Tejon Ranch Co.[a,b]	3,136	88,059
Universal Corp.	5,486	273,806
Vector Group Ltd.	13,127	195,199

		63,456,465
AIRLINES — 0.24%
Alaska Air Group Inc.[a]	16,885	727,575
Allegiant Travel Co.	3,536	259,578
Copa Holdings SA Class A	7,830	778,693
Delta Air Lines Inc.[a]	197,987	2,350,106
Hawaiian Holdings Inc.[a,b]	12,239	80,410
JetBlue Airways Corp.[a,b]	55,233	315,380
Republic Airways Holdings Inc.[a,b]	11,216	63,707
SkyWest Inc.	12,047	150,106
Southwest Airlines Co.	178,095	1,823,693
Spirit Airlines Inc.[a]	9,834	174,258
United Continental Holdings Inc.[a,b]	77,035	1,801,078
US Airways Group Inc.[a]	38,323	517,361

		9,041,945

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

APPAREL — 0.68%
Carter’s Inc.[a]	11,490	$639,419
Cherokee Inc.	1,963	26,913
Coach Inc.	68,263	3,789,279
Columbia Sportswear Co.[b]	2,869	153,090
Crocs Inc.[a,b]	21,242	305,672
Deckers Outdoor Corp.[a,b]	7,664	308,629
Delta Apparel Inc.[a,b]	1,648	23,039
G-III Apparel Group Ltd.[a]	3,934	134,661
Hanesbrands Inc.[a,b]	23,143	828,982
Iconix Brand Group Inc.[a,b]	16,747	373,793
Jones Group Inc. (The)	19,308	213,547
K-Swiss Inc. Class Aa,b	6,078	20,422
Maidenform Brands Inc.[a,b]	5,583	108,813
Michael Kors Holdings Ltd.[a]	20,109	1,026,162
Nike Inc. Class B	171,382	8,843,311
Oxford Industries Inc.	3,327	154,240
Perry Ellis International Inc.	2,808	55,879
Quiksilver Inc.[a,b]	30,818	130,977
R.G. Barry Corp.	2,178	30,862
Ralph Lauren Corp.	14,659	2,197,677
SKECHERS U.S.A. Inc. Class Aa	9,026	166,981
Steven Madden Ltd.[a,b]	9,309	393,491
True Religion Apparel Inc.	6,081	154,579
Under Armour Inc. Class Aa,b	18,413	893,583
Unifi Inc.[a,b]	3,245	42,217
VF Corp.	20,818	3,142,894
Warnaco Group Inc. (The)[a]	9,706	694,658
Weyco Group Inc.	1,538	35,928
Wolverine World Wide Inc.	11,560	473,729

		25,363,427
AUTO MANUFACTURERS — 0.60%
Ford Motor Co.	885,972	11,473,337
General Motors Co.[a]	181,689	5,238,094
Navistar International Corp.[a]	16,741	364,451
Oshkosh Corp.[a]	21,721	644,028
PACCAR Inc.	84,689	3,828,790
Tesla Motors Inc.[a,b]	16,716	566,171
Wabash National Corp.[a,b]	16,200	145,314

		22,260,185
AUTO PARTS & EQUIPMENT — 0.48%
Accuride Corp.[a,b]	11,235	36,064

Security	Shares	Value

Allison Transmission Holdings Inc.[b]	6,184	$126,277
American Axle & Manufacturing Holdings Inc.[a]	15,764	176,557
BorgWarner Inc.[a]	27,309	1,955,871
Commercial Vehicle Group Inc.[a]	5,784	47,487
Cooper Tire & Rubber Co.	14,814	375,683
Dana Holding Corp.	34,950	545,569
Delphi Automotive PLC[a]	78,035	2,984,839
Dorman Products Inc.	5,817	205,573
Douglas Dynamics Inc.	5,250	75,548
Exide Technologies Inc.[a,b]	19,053	65,161
Federal-Mogul Corp. Class Aa,b	4,252	34,101
Fuel Systems Solutions Inc.[a,b]	3,471	51,024
Gentherm Inc.[a,b]	6,966	92,648
Goodyear Tire & Rubber Co. (The)[a]	58,066	801,891
Johnson Controls Inc.	160,053	4,913,627
Lear Corp.	23,636	1,107,110
Meritor Inc.[a]	22,918	108,402
Miller Industries Inc.	2,549	38,872
Modine Manufacturing Co.[a,b]	11,264	91,576
Spartan Motors Inc.	8,347	41,151
Standard Motor Products Inc.	4,602	102,256
Superior Industries International Inc.	5,408	110,323
Tenneco Inc.[a,b]	14,402	505,654
Titan International Inc.[b]	11,248	244,307
Tower International Inc.[a]	1,375	11,069
TRW Automotive Holdings Corp.[a]	23,873	1,279,832
Visteon Corp.[a,b]	12,425	668,713
WABCO Holdings Inc.[a]	15,266	995,191

		17,792,376
BANKS — 6.84%
1st Source Corp.	3,496	77,227
1st United Bancorp Inc.	7,211	45,069
Access National Corp.	1,764	22,932
Alliance Financial Corp.	1,090	47,426
American National Bankshares Inc.	1,855	37,452
Ameris Bancorp[a,b]	5,797	72,405
Ames National Corp.	1,916	41,960
Arrow Financial Corp.	2,415	60,254
Associated Banc-Corp	41,208	540,649
BancFirst Corp.	1,530	64,811
Banco Latinoamericano de Comercio Exterior SA Class E	6,658	143,546

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Bancorp Inc. (The)[a,b]	6,800	$74,596
BancorpSouth Inc.	22,346	324,911
Bank of America Corp.	2,550,879	29,590,196
Bank of Hawaii Corp.	10,748	473,449
Bank of Kentucky Financial Corp.	1,481	36,625
Bank of Marin Bancorp	1,218	45,626
Bank of New York Mellon Corp. (The)	281,492	7,234,344
Bank of the Ozarks Inc.	6,919	231,579
Banner Corp.	4,557	140,037
Bar Harbor Bankshares	923	31,059
BB&T Corp.	164,457	4,787,343
BBCN Bancorp Inc.	18,457	213,547
Berkshire Bancorp Inc.[b]	1,027	8,421
BOK Financial Corp.	6,106	332,533
Boston Private Financial Holdings Inc.	18,578	167,388
Bridge Bancorp Inc.	2,027	41,229
Bridge Capital Holdings[a,b]	2,105	32,754
Bryn Mawr Bank Corp.	2,689	59,884
C&F Financial Corp.	770	29,984
Camden National Corp.	1,863	63,286
Capital Bank Financial Corp.[a]	2,858	48,786
Capital City Bank Group Inc.[a]	2,649	30,119
Capital One Financial Corp.	137,029	7,938,090
CapitalSource Inc.	48,028	364,052
Cardinal Financial Corp.	6,986	113,662
Cascade Bancorp[a,b]	1,409	8,820
Cass Information Systems Inc.	2,473	104,361
Cathay General Bancorp	18,631	363,304
Center Bancorp Inc.	2,796	32,378
CenterState Banks Inc.	6,971	59,463
Central Pacific Financial Corp.[a,b]	5,135	80,055
Century Bancorp Inc. Class A	803	26,459
Chemical Financial Corp.	6,494	154,297
CIT Group Inc.[a]	47,839	1,848,499
Citigroup Inc.	694,099	27,458,556
Citizens & Northern Corp.	2,817	53,241
Citizens Republic Bancorp Inc.[a]	9,487	179,968
City Holding Co.[b]	3,474	121,069
City National Corp.	11,105	549,920
CNB Financial Corp.	3,031	49,648
CoBiz Financial Inc.	8,221	61,411
Columbia Banking System Inc.	9,497	170,376
Comerica Inc.	46,953	1,424,554

Security	Shares	Value

Commerce Bancshares Inc.	18,701	$655,657
Community Bank System Inc.	9,372	256,418
Community Trust Bancorp Inc.	3,329	109,125
Crescent Financial Bancshares Inc.[a,b]	692	3,176
Cullen/Frost Bankers Inc.	12,772	693,136
CVB Financial Corp.	20,851	216,850
Eagle Bancorp Inc.[a,b]	4,607	92,002
East West Bancorp Inc.	34,306	737,236
Enterprise Bancorp Inc.	1,370	22,632
Enterprise Financial Services Corp.	4,244	55,469
F.N.B. Corp.	32,982	350,269
Farmers National Banc Corp.	4,473	27,733
Fidelity Southern Corp.[a]	2,325	22,204
Fifth Third Bancorp	218,732	3,322,539
Financial Institutions Inc.	3,223	60,044
First Bancorp (North Carolina)	3,504	44,921
First BanCorp (Puerto Rico)[a,b]	16,676	76,376
First Bancorp Inc. (Maine)	2,022	33,302
First Busey Corp.	17,576	81,728
First California Financial Group Inc.[a]	5,334	41,178
First Citizens BancShares Inc. Class A	1,243	203,231
First Commonwealth Financial Corp.	24,894	169,777
First Community Bancshares Inc.	4,224	67,457
First Connecticut Bancorp Inc.	4,157	57,159
First Financial Bancorp	13,894	203,130
First Financial Bankshares Inc.	7,457	290,898
First Financial Corp.	2,687	81,255
First Horizon National Corp.	60,048	595,076
First Interstate BancSystem Inc.	3,864	59,622
First Merchants Corp.	6,798	100,882
First Midwest Bancorp Inc.	17,843	223,394
First of Long Island Corp. (The)	1,873	53,043
First Republic Bank	24,187	792,850
FirstMerit Corp.	25,900	367,521
FNB United Corp.[a,b]	2,396	27,794
Franklin Financial Corp.	3,419	56,687
Fulton Financial Corp.	47,485	456,331
German American Bancorp Inc.	3,041	66,051
Glacier Bancorp Inc.	16,958	249,452
Goldman Sachs Group Inc. (The)	116,198	14,822,217
Great Southern Bancorp Inc.	2,471	62,887
Guaranty Bancorp[a]	18,074	35,244
Hancock Holding Co.	18,138	575,700

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Hanmi Financial Corp.[a]	7,360	$100,022
Heartland Financial USA Inc.	3,447	90,139
Heritage Commerce Corp.[a]	4,818	33,630
Heritage Financial Corp.	3,625	53,251
Heritage Oaks Bancorp[a,b]	4,767	27,649
Home Bancshares Inc.	5,210	172,034
Horizon Bancorp	1,551	30,477
Hudson Valley Holding Corp.	3,619	56,348
Huntington Bancshares Inc.	204,998	1,309,937
IBERIABANK Corp.	7,030	345,314
Independent Bank Corp. (Massachusetts)	5,454	157,893
International Bancshares Corp.	12,653	228,387
J.P. Morgan Chase & Co.	900,673	39,602,592
KeyCorp	227,105	1,912,224
Lakeland Bancorp Inc.	7,448	75,821
Lakeland Financial Corp.	3,865	99,872
M&T Bank Corp.	30,092	2,963,159
MainSource Financial Group Inc.	4,962	62,869
MB Financial Inc.	12,954	255,841
Mercantile Bank Corp.	2,032	33,528
Merchants Bancshares Inc.	1,214	32,499
Metro Bancorp Inc.[a]	3,477	45,966
MetroCorp Bancshares Inc.[a,b]	3,746	41,169
Middleburg Financial Corp.	1,260	22,252
MidSouth Bancorp Inc.	1,986	32,471
MidWestOne Financial Group Inc.	1,623	33,288
Morgan Stanley	363,552	6,951,114
National Bankshares Inc.[b]	1,616	52,342
National Penn Bancshares Inc.	29,348	273,523
NBT Bancorp Inc.	7,856	159,241
Northern Trust Corp.	51,282	2,572,305
Northrim BanCorp Inc.	1,551	35,130
Old National Bancorp	24,338	288,892
OmniAmerican Bancorp Inc.[a]	2,725	63,029
Oriental Financial Group Inc.	9,652	128,854
Pacific Continental Corp.	4,281	41,654
Pacific Mercantile Bancorp[a,b]	2,555	16,071
PacWest Bancorp	7,160	177,425
Park National Corp.	2,677	173,015
Park Sterling Corp.[a,b]	10,316	53,953
Peapack-Gladstone Financial Corp.	2,093	29,469
Penns Woods Bancorp Inc.	889	33,257

Security	Shares	Value

Peoples Bancorp Inc.	2,456	$50,176
Pinnacle Financial Partners Inc.[a,b]	8,253	155,487
PNC Financial Services Group Inc. (The)[c]	124,799	7,277,030
Popular Inc.[a]	24,334	505,904
Preferred Bank[a]	2,785	39,547
PrivateBancorp Inc.	14,345	219,765
Prosperity Bancshares Inc.	11,232	471,744
Regions Financial Corp.	328,906	2,341,811
Renasant Corp.	6,017	115,165
Republic Bancorp Inc. Class A	2,327	49,170
S&T Bancorp Inc.	6,857	123,906
S.Y. Bancorp Inc.[b]	2,793	62,619
Sandy Spring Bancorp Inc.	5,793	112,500
SCBT Financial Corp.	3,571	143,483
Seacoast Banking Corp. of Florida[a]	16,808	27,061
Sierra Bancorp	2,753	31,467
Signature Bank[a]	11,535	822,907
Simmons First National Corp. Class A	4,027	102,125
Southside Bancshares Inc.	4,036	84,998
Southwest Bancorp Inc.[a]	4,504	50,445
State Bank Financial Corp.	7,559	120,037
State Street Corp.	115,088	5,410,287
Stellar One Corp.	5,556	78,562
Sterling Bancorp	7,188	65,483
Sterling Financial Corp.	6,374	133,089
Suffolk Bancorp[a]	2,271	29,750
Sun Bancorp Inc. (New Jersey)[a,b]	9,048	32,030
SunTrust Banks Inc.	127,842	3,624,321
Susquehanna Bancshares Inc.	44,400	465,312
SVB Financial Group[a]	10,510	588,245
Synovus Financial Corp.	172,030	421,473
Taylor Capital Group Inc.[a,b]	3,845	69,402
TCF Financial Corp.	38,323	465,624
Texas Capital Bancshares Inc.[a,b]	9,519	426,642
Tompkins Financial Corp.	2,616	103,698
TowneBank[b]	6,304	97,649
TriCo Bancshares	3,778	63,282
TrustCo Bank Corp. NY	22,091	116,640
Trustmark Corp.	15,346	344,671
U.S. Bancorp	447,447	14,291,457
UMB Financial Corp.	7,663	335,946
Umpqua Holdings Corp.	26,440	311,728

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Union First Market Bankshares Corp.	4,938	$77,872
United Bankshares Inc.	8,668	210,806
United Community Banks Inc.[a,b]	10,044	94,614
Univest Corp. of Pennsylvania	4,109	70,264
Valley National Bancorp	46,629	433,650
ViewPoint Financial Group	7,959	166,661
Virginia Commerce Bancorp Inc.[a]	6,354	56,868
Walker & Dunlop Inc.[a,b]	2,739	45,632
Washington Banking Co.	3,775	51,416
Washington Trust Bancorp Inc.	3,444	90,612
Webster Financial Corp.	17,149	352,412
Wells Fargo & Co.	1,159,225	39,622,310
WesBanco Inc.	6,130	136,209
West Bancorporation Inc.	3,605	38,862
West Coast Bancorp	4,508	99,852
Westamerica Bancorp	6,562	279,476
Western Alliance Bancorp[a]	17,524	184,528
Wilshire Bancorp Inc.[a,b]	14,338	84,164
Wintrust Financial Corp.	8,601	315,657
Zions Bancorp	43,645	934,003

		255,429,675
BEVERAGES — 1.98%
Beam Inc.	37,501	2,290,936
Boston Beer Co. Inc. (The) Class Aa,b	1,835	246,716
Brown-Forman Corp. Class B NVS	35,611	2,252,396
Central European Distribution Corp.[a,b]	15,572	33,791
Coca-Cola Bottling Co. Consolidated	1,101	73,216
Coca-Cola Co. (The)	919,319	33,325,314
Coca-Cola Enterprises Inc.	71,396	2,265,395
Constellation Brands Inc. Class Aa	34,975	1,237,765
Craft Brew Alliance Inc.[a,b]	2,425	15,714
Dr Pepper Snapple Group Inc.	50,409	2,227,070
Farmer Bros. Co.[a]	1,577	22,756
Green Mountain Coffee Roasters Inc.[a,b]	32,835	1,358,056
Molson Coors Brewing Co. Class B NVS	30,573	1,308,219
Monster Beverage Corp.[a]	34,367	1,817,327
National Beverage Corp.	2,597	37,890
PepsiCo Inc.	370,259	25,336,823

		73,849,384

Security	Shares	Value

BIOTECHNOLOGY — 1.83%
Acorda Therapeutics Inc.[a,b]	9,546	$237,314
Aegerion Pharmaceuticals Inc.[a,b]	5,898	149,750
Affymax Inc.[a,b]	8,503	161,557
Agenus Inc.[a]	6,107	25,039
Alexion Pharmaceuticals Inc.[a]	45,171	4,237,491
Alnylam Pharmaceuticals Inc.[a]	10,950	199,837
AMAG Pharmaceuticals Inc.[a,b]	5,137	75,565
Amgen Inc.	183,720	15,858,710
Arena Pharmaceuticals Inc.[a,b]	51,378	463,430
ARIAD Pharmaceuticals Inc.[a]	39,643	760,353
ArQule Inc.[a,b]	13,921	38,840
Astex Pharmaceuticals Inc.[a,b]	22,106	64,328
Bio-Rad Laboratories Inc. Class Aa	4,879	512,539
BioCryst Pharmaceuticals Inc.[a,b]	11,668	16,569
Biogen Idec Inc.[a]	56,568	8,296,828
Biotime Inc.[a,b]	7,248	22,759
Cambrex Corp.[a]	7,093	80,718
Celgene Corp.[a]	104,015	8,188,061
Celldex Therapeutics Inc.[a]	13,561	90,994
Ceres Inc.[a,b]	1,408	6,392
Charles River Laboratories International Inc.[a]	11,628	435,701
Coronado Biosciences Inc.[a,b]	4,257	19,199
Cubist Pharmaceuticals Inc.[a,b]	14,987	630,353
Curis Inc.[a,b]	19,128	65,609
Dendreon Corp.[a,b]	34,021	179,631
Discovery Laboratories Inc.[a]	10,361	21,862
Dynavax Technologies Corp.[a,b]	41,281	118,064
Emergent BioSolutions Inc.[a]	6,136	98,421
Enzon Pharmaceuticals Inc.	9,994	44,273
Exact Sciences Corp.[a,b]	15,103	159,941
Exelixis Inc.[a,b]	43,470	198,658
Geron Corp.[a,b]	30,941	43,627
Gilead Sciences Inc.[a]	178,893	13,139,691
GTx Inc.[a,b]	6,315	26,523
Halozyme Therapeutics Inc.[a,b]	21,274	142,748
Harvard Bioscience Inc.[a]	5,377	23,551
Illumina Inc.[a,b]	29,435	1,636,292
ImmunoGen Inc.[a,b]	19,715	251,366
Immunomedics Inc.[a,b]	15,242	44,507
Incyte Corp.[a,b]	22,743	377,761
Intercept Pharmaceuticals Inc.[a]	1,495	51,189

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

InterMune Inc.[a,b]	15,495	$150,146
Kythera Biopharmaceuticals Inc.[a]	1,923	58,344
Lexicon Pharmaceuticals Inc.[a,b]	52,848	117,323
Life Technologies Corp.[a]	41,517	2,037,654
Ligand Pharmaceuticals Inc. Class Ba,b	4,125	85,552
Maxygen Inc.	6,441	15,845
Medicines Co. (The)[a,b]	13,048	312,761
Merrimack Pharmaceuticals Inc.[a,b]	3,620	22,046
Momenta Pharmaceuticals Inc.[a,b]	11,102	130,782
Myriad Genetics Inc.[a]	20,183	549,987
NewLink Genetics Corp.[a,b]	2,989	37,362
Novavax Inc.[a,b]	27,553	52,075
NPS Pharmaceuticals Inc.[a,b]	20,367	185,340
Omeros Corp.[a,b]	6,073	31,519
OncoGenex Pharmaceutical Inc.[a,b]	3,455	45,330
Oncothyreon Inc.[a,b]	13,445	25,814
Pacific Biosciences of California Inc.[a,b]	7,768	13,206
PDL BioPharma Inc.[b]	33,364	235,216
Regeneron Pharmaceuticals Inc.[a]	18,368	3,142,214
Repligen Corp.[a,b]	7,326	46,080
RTI Biologics Inc.[a]	13,611	58,119
Sangamo BioSciences Inc.[a,b]	12,715	76,417
Seattle Genetics Inc.[a,b]	22,593	524,158
Sequenom Inc.[a,b]	26,814	126,562
Spectrum Pharmaceuticals Inc.[b]	14,084	157,600
Sunesis Pharmaceuticals Inc.[a]	6,578	27,628
Transcept Pharmaceuticals Inc.[a]	2,996	13,332
Trius Therapeutics Inc.[a]	5,932	28,355
United Therapeutics Corp.[a]	11,007	587,994
Verastem Inc.[a,b]	1,549	13,616
Vertex Pharmaceuticals Inc.[a]	50,322	2,110,505
Vical Inc.[a,b]	17,916	52,136
XOMA Corp.[a,b]	19,976	47,842
ZIOPHARM Oncology Inc.[a,b]	15,753	65,532

		68,380,433
BUILDING MATERIALS — 0.26%
AAON Inc.[b]	4,364	91,077
American DG Energy Inc.[a,b]	5,850	13,513
Apogee Enterprises Inc.	6,757	161,965
Armstrong World Industries Inc.	5,030	255,172
Builders FirstSource Inc.[a,b]	10,551	58,875
Comfort Systems USA Inc.	8,760	106,522

Security	Shares	Value

Drew Industries Inc.	4,539	$146,383
Eagle Materials Inc.	11,554	675,909
Fortune Brands Home & Security Inc.[a]	37,861	1,106,298
Gibraltar Industries Inc.[a,b]	7,248	115,388
Griffon Corp.	10,736	123,035
Headwaters Inc.[a,b]	14,208	121,620
Lennox International Inc.	12,123	636,700
Louisiana-Pacific Corp.[a,b]	32,527	628,422
LSI Industries Inc.	4,513	31,636
Martin Marietta Materials Inc.	10,938	1,031,235
Masco Corp.	85,251	1,420,282
NCI Building Systems Inc.[a]	4,266	59,297
Nortek Inc.[a,b]	1,832	121,370
Owens Corning[a]	28,847	1,067,050
Patrick Industries Inc.[a,b]	949	14,766
PGT Inc.[a]	4,678	21,051
Quanex Building Products Corp.	8,693	177,424
Simpson Manufacturing Co. Inc.	9,464	310,324
Texas Industries Inc.[a]	5,374	274,128
Trex Co. Inc.[a,b]	3,542	131,869
Universal Forest Products Inc.	4,695	178,598
USG Corp.[a,b]	17,528	492,011

		9,571,920
CHEMICALS — 2.51%
A. Schulman Inc.	6,977	201,845
Aceto Corp.	6,500	65,260
Air Products and Chemicals Inc.	50,310	4,227,046
Airgas Inc.	16,387	1,495,969
Albemarle Corp.	21,134	1,312,844
American Vanguard Corp.	6,565	203,975
Ashland Inc.	18,718	1,505,114
Balchem Corp.	6,970	253,708
Cabot Corp.	15,065	599,436
Celanese Corp. Series A	36,170	1,610,650
CF Industries Holdings Inc.	15,617	3,172,750
Chemtura Corp.[a]	23,311	495,592
Codexis Inc.[a,b]	6,540	14,453
Cytec Industries Inc.	10,880	748,870
Dow Chemical Co. (The)	282,289	9,123,580
E.I. du Pont de Nemours and Co.	221,297	9,951,726
Eastman Chemical Co.	36,332	2,472,393
Ecolab Inc.	61,853	4,447,231

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Ferro Corp.[a,b]	20,559	$85,937
FMC Corp.	32,684	1,912,668
Georgia Gulf Corp.	8,097	334,244
H.B. Fuller Co.	11,821	411,607
Hawkins Inc.[b]	2,168	83,772
Huntsman Corp.	45,817	728,490
Innophos Holdings Inc.	5,171	240,451
Innospec Inc.	5,441	187,660
International Flavors & Fragrances Inc.	19,218	1,278,766
Intrepid Potash Inc.	12,711	270,617
KMG Chemicals Inc.	1,852	32,540
Kraton Performance Polymers Inc.[a,b]	7,680	184,550
Kronos Worldwide Inc.[b]	4,795	93,503
Landec Corp.[a,b]	6,123	58,107
LyondellBasell Industries NV Class A	76,303	4,356,138
Minerals Technologies Inc.	8,410	335,727
Monsanto Co.	125,995	11,925,427
Mosaic Co. (The)	70,410	3,987,318
NewMarket Corp.	2,089	547,736
Oil-Dri Corp. of America	1,143	31,547
Olin Corp.	18,906	408,181
OM Group Inc.[a,b]	7,682	170,540
OMNOVA Solutions Inc.[a]	10,868	76,185
PolyOne Corp.	21,169	432,271
PPG Industries Inc.	36,166	4,895,068
Praxair Inc.	70,516	7,717,976
Quaker Chemical Corp.	3,021	162,711
Rentech Inc.	48,306	127,045
Rockwood Holdings Inc.	16,275	804,961
RPM International Inc.	31,182	915,504
Sensient Technologies Corp.	11,842	421,102
Sherwin-Williams Co. (The)	20,618	3,171,461
Sigma-Aldrich Corp.	28,768	2,116,749
Spartech Corp.[a]	7,155	64,896
Stepan Co.	3,950	219,383
Valspar Corp. (The)	22,223	1,386,715
W.R. Grace & Co.[a]	17,682	1,188,761
Westlake Chemical Corp.	4,729	375,010
Zep Inc.	5,312	76,705
Zoltek Companies Inc.[a,b]	6,431	49,840

		93,770,311

Security	Shares	Value

COAL — 0.14%
Alpha Natural Resources Inc.[a]	52,053	$506,996
Arch Coal Inc.	50,213	367,559
Cloud Peak Energy Inc.[a,b]	14,440	279,125
CONSOL Energy Inc.	54,207	1,740,045
Hallador Energy Co.	1,584	13,084
Peabody Energy Corp.	63,066	1,678,186
SunCoke Energy Inc.[a]	16,703	260,400
Walter Energy Inc.	14,812	531,455
Westmoreland Coal Co.[a,b]	2,577	24,069

		5,400,919
COMMERCIAL SERVICES — 1.91%
Aaron’s Inc.	17,968	508,135
ABM Industries Inc.	12,690	253,165
Acacia Research Corp.[a]	11,736	301,028
Accretive Health Inc.[a,b]	13,326	154,049
ADT Corp. (The)	55,052	2,559,367
Advisory Board Co. (The)[a,b]	8,104	379,186
Alliance Data Systems Corp.[a,b]	11,997	1,736,686
American Public Education Inc.[a,b]	4,328	156,284
AMN Healthcare Services Inc.[a]	9,693	111,954
Apollo Group Inc. Class Aa,b	22,797	476,913
Arbitron Inc.	6,246	291,563
ARC Document Solutions Inc.[a]	8,598	22,011
Ascent Media Corp. Class Aa	3,360	208,118
Automatic Data Processing Inc.	115,370	6,577,244
AVEO Pharmaceuticals Inc.[a,b]	9,193	74,004
Avis Budget Group Inc.[a,b]	25,080	497,086
Barrett Business Services Inc.	1,669	63,572
Booz Allen Hamilton Holding Corp.	5,844	81,348
Bridgepoint Education Inc.[a]	4,126	42,498
Brink’s Co. (The)	11,224	320,221
Capella Education Co.[a,b]	3,229	91,155
Cardtronics Inc.[a]	10,442	247,893
Career Education Corp.[a,b]	12,048	42,409
Carriage Services Inc.	3,762	44,655
CBIZ Inc.[a,b]	9,127	53,941
CDI Corp.	3,265	55,929
Cenveo Inc.[a,b]	12,753	34,433
Chemed Corp.	4,536	311,124
Collectors Universe Inc.	1,257	12,608
Consolidated Graphics Inc.[a]	1,864	65,091
Convergys Corp.	24,497	401,996

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

CoreLogic Inc.[a]	22,754	$612,538
Corinthian Colleges Inc.[a]	18,055	44,054
Corporate Executive Board Co. (The)	7,919	375,836
Corrections Corp. of America	23,708	840,923
CorVel Corp.[a]	1,456	65,272
CoStar Group Inc.[a,b]	6,705	599,226
CRA International Inc.[a,b]	2,522	49,860
Cross Country Healthcare Inc.[a,b]	6,430	30,864
Deluxe Corp.	12,064	388,943
DeVry Inc.	15,493	367,649
Education Management Corp.[a,b]	6,282	27,515
Electro Rent Corp.	4,543	69,871
Ennis Inc.	6,257	96,796
Equifax Inc.	28,721	1,554,381
Euronet Worldwide Inc.[a]	11,991	282,988
ExamWorks Group Inc.[a,b]	6,933	96,993
ExlService Holdings Inc.[a,b]	5,517	146,201
FleetCor Technologies Inc.[a]	11,513	617,672
Forrester Research Inc.	3,338	89,458
Franklin Covey Co.[a,b]	3,139	40,493
FTI Consulting Inc.[a]	9,999	329,967
Gartner Inc.[a]	22,099	1,016,996
Genpact Ltd.	30,015	465,232
GEO Group Inc. (The)	16,807	473,957
Global Cash Access Inc.[a]	14,744	115,593
Global Payments Inc.	18,631	843,984
Grand Canyon Education Inc.[a]	9,467	222,190
Great Lakes Dredge & Dock Corp.	14,132	126,199
Green Dot Corp. Class Aa,b	5,658	69,028
H&E Equipment Services Inc.	6,821	102,792
H&R Block Inc.	65,032	1,207,644
Hackett Group Inc. (The)	5,868	25,115
Healthcare Services Group Inc.	15,881	368,916
Heartland Payment Systems Inc.	9,185	270,957
Heidrick & Struggles International Inc.	4,275	65,237
Hertz Global Holdings Inc.[a]	59,414	966,666
Hill International Inc.[a,b]	5,000	18,300
HMS Holdings Corp.[a]	20,394	528,612
Hudson Global Inc.[a]	7,620	34,138
Huron Consulting Group Inc.[a]	5,418	182,532
ICF International Inc.[a]	4,675	109,582
Insperity Inc.	5,436	176,996

Security	Shares	Value

Intersections Inc.	2,120	$20,098
Iron Mountain Inc.	39,076	1,213,310
ITT Educational Services Inc.[a,b]	5,681	98,338
K12 Inc.[a,b]	6,310	128,976
KAR Auction Services Inc.	6,888	139,413
Kelly Services Inc. Class A	6,206	97,682
Kforce Inc.	6,740	96,584
Korn/Ferry International[a,b]	11,325	179,615
Landauer Inc.	2,244	137,355
Lender Processing Services Inc.	20,097	494,788
LifeLock Inc.[a,b]	7,047	57,292
Lincoln Educational Services Corp.	5,240	29,292
Live Nation Entertainment Inc.[a,b]	33,024	307,453
Mac-Gray Corp.	2,753	34,550
Manpower Inc.	19,064	809,076
MasterCard Inc. Class A	25,612	12,582,663
Matthews International Corp. Class A	6,683	214,524
MAXIMUS Inc.	8,017	506,835
McGrath RentCorp	5,895	171,073
Medifast Inc.[a,b]	3,248	85,715
MoneyGram International Inc.[a,b]	5,097	67,739
Monro Muffler Brake Inc.[b]	7,305	255,456
Monster Worldwide Inc.[a,b]	28,603	160,749
Moody’s Corp.	45,707	2,299,976
Morningstar Inc.	5,651	355,052
Multi-Color Corp.	3,218	77,200
National American University Holdings Inc.	2,851	10,976
National Research Corp.	614	33,279
Navigant Consulting Inc.[a]	12,212	136,286
Odyssey Marine Exploration Inc.[a,b]	16,806	49,914
On Assignment Inc.[a]	10,185	206,552
PAREXEL International Corp.[a]	14,161	419,024
Paychex Inc.	75,565	2,353,094
PDI Inc.[a,b]	2,408	18,301
Pendrell Corp.[a]	37,896	48,128
Performant Financial Corp.[a,b]	2,237	22,594
PHH Corp.[a]	13,366	304,076
Premier Exhibitions Inc.[a]	6,159	16,691
PRGX Global Inc.[a]	4,993	32,205
Providence Service Corp. (The)[a]	2,990	50,800
Quad Graphics Inc.	6,050	123,360
Quanta Services Inc.[a]	49,906	1,361,935

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

R.R. Donnelley & Sons Co.[b]	42,579	$383,211
Rent-A-Center Inc.	14,052	482,827
Resources Connection Inc.	10,021	119,651
Robert Half International Inc.	33,873	1,077,839
Rollins Inc.	15,138	333,642
RPX Corp.[a,b]	5,029	45,462
SAIC Inc.	67,382	762,764
SEI Investments Co.	32,584	760,511
Service Corp. International	51,505	711,284
ServiceSource International Inc.[a,b]	11,734	68,644
Sotheby’s	16,012	538,323
Standard Parking Corp.[a,b]	3,673	80,769
Steiner Leisure Ltd.[a,b]	3,616	174,255
Stewart Enterprises Inc. Class A	17,939	137,054
Strayer Education Inc.	2,795	156,995
Swisher Hygiene Inc.[a,b]	26,696	46,718
Team Health Holdings Inc.[a,b]	6,735	193,766
Team Inc.[a,b]	4,719	179,511
TeleTech Holdings Inc.[a,b]	5,416	96,405
TMS International Corp.[a]	2,971	37,197
TNS Inc.[a]	5,796	120,151
Total System Services Inc.	38,371	821,907
Towers Watson & Co. Class A	14,393	809,031
Tree.com Inc.	1,464	26,396
TrueBlue Inc.[a]	9,591	151,058
United Rentals Inc.[a,b]	22,408	1,020,012
Universal Technical Institute Inc.	5,052	50,722
Valassis Communications Inc.[b]	9,420	242,848
Vantiv Inc. Class Aa	9,350	190,927
Verisk Analytics Inc. Class Aa	35,013	1,785,663
Viad Corp.	4,721	128,222
VistaPrint NVa,b	8,074	265,312
Weight Watchers International Inc.[b]	6,285	329,083
Western Union Co.	146,057	1,987,836
Westway Group Inc.[a]	2,894	19,303
WEX Inc.[a]	9,320	702,448
Zipcar Inc.[a,b]	6,361	52,415

		71,192,013
COMPUTERS — 6.23%
3D Systems Corp.[a,b]	11,096	591,972
Accenture PLC Class A	152,063	10,112,189
Acorn Energy Inc.[b]	4,262	33,286
Agilysys Inc.[a,b]	3,452	28,893

Security	Shares	Value

Apple Inc.	221,292	$117,955,275
Brocade Communications Systems Inc.[a]	108,922	580,554
CACI International Inc. Class Aa,b	5,505	302,940
Cadence Design Systems Inc.[a,b]	65,153	880,217
Carbonite Inc.[a,b]	2,692	24,901
CIBER Inc.[a,b]	17,290	57,749
Cognizant Technology Solutions Corp. Class Aa	71,715	5,310,496
Computer Sciences Corp.	37,045	1,483,652
Computer Task Group Inc.[a,b]	3,696	67,378
Cray Inc.[a,b]	8,706	138,861
Datalink Corp.[a,b]	3,622	30,968
Dell Inc.	350,145	3,546,969
Diebold Inc.	14,895	455,936
Digimarc Corp.	1,689	34,962
DST Systems Inc.	7,903	478,922
Echelon Corp.[a,b]	9,041	22,150
Electronics For Imaging Inc.[a,b]	10,993	208,757
EMC Corp.[a]	495,959	12,547,763
FleetMatics Group PLC[a]	2,286	57,516
Fortinet Inc.[a]	30,986	652,875
Fusion-io Inc.[a,b]	15,945	365,619
Hewlett-Packard Co.	466,460	6,647,055
iGATE Corp.[a]	7,628	120,294
IHS Inc. Class Aa,b	11,966	1,148,736
Imation Corp.[a,b]	7,478	34,922
Immersion Corp.[a,b]	6,588	45,260
Insight Enterprises Inc.[a,b]	10,466	181,794
International Business Machines Corp.	257,910	49,402,660
j2 Global Inc.	10,981	335,799
Jack Henry & Associates Inc.	20,698	812,603
KEY Tronic Corp.[a,b]	2,507	25,672
Keyw Holding Corp. (The)[a]	5,793	73,513
Lexmark International Inc. Class A	14,670	340,197
LivePerson Inc.[a,b]	13,029	171,201
Manhattan Associates Inc.[a]	4,821	290,899
Mattersight Corp.[a,b]	2,441	12,132
Maxwell Technologies Inc.[a,b]	7,061	58,536
Mentor Graphics Corp.[a,b]	22,009	374,593
Mercury Systems Inc.[a,b]	7,258	66,774
MICROS Systems Inc.[a,b]	19,063	809,034

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

MTS Systems Corp.	3,791	$193,076
NCR Corp.[a]	37,672	959,883
NetApp Inc.[a]	86,412	2,899,123
NetScout Systems Inc.[a,b]	8,678	225,541
OCZ Technology Group Inc.[a,b]	15,990	30,541
Qualys Inc.[a]	3,738	55,285
Quantum Corp.[a,b]	55,479	68,794
RadiSys Corp.[a,b]	5,436	16,199
RealD Inc.[a,b]	10,418	116,786
Riverbed Technology Inc.[a]	38,621	761,606
SanDisk Corp.[a]	57,965	2,524,955
Silicon Graphics International Corp.[a,b]	7,698	78,751
Spansion Inc. Class Aa,b	11,396	158,518
STEC Inc.[a]	8,654	42,664
Stratasys Ltd.[a,b]	7,059	565,779
Super Micro Computer Inc.[a,b]	6,906	70,441
Sykes Enterprises Inc.[a]	9,176	139,659
Synaptics Inc.[a,b]	7,965	238,711
Synopsys Inc.[a]	34,536	1,099,626
Syntel Inc.	3,632	194,639
Teradata Corp.[a]	40,123	2,483,212
Unisys Corp.[a,b]	10,333	178,761
Virtusa Corp.[a]	4,415	72,538
Vocera Communications Inc.[a,b]	1,606	40,311
Western Digital Corp.	52,724	2,240,243

		232,378,116
COSMETICS & PERSONAL CARE — 1.63%
Avon Products Inc.	102,999	1,479,066
Colgate-Palmolive Co.	112,727	11,784,481
Elizabeth Arden Inc.[a,b]	5,973	268,845
Estee Lauder Companies Inc. (The) Class A	54,734	3,276,377
Inter Parfums Inc.	3,901	75,913
Procter & Gamble Co. (The)	648,306	44,013,494
Revlon Inc. Class Aa,b	2,735	39,657

		60,937,833
DISTRIBUTION & WHOLESALE — 0.44%
Arrow Electronics Inc.[a]	24,780	943,622
Beacon Roofing Supply Inc.[a,b]	11,104	369,541
BlueLinx Holdings Inc.[a,b]	5,812	16,332
Core-Mark Holding Co. Inc.	2,719	128,745
Fastenal Co.	70,373	3,285,715
Fossil Inc.[a]	12,960	1,206,576

Security	Shares	Value

Genuine Parts Co.	37,107	$2,359,263
Houston Wire & Cable Co.	4,134	50,724
Ingram Micro Inc. Class Aa	36,043	609,848
LKQ Corp.[a]	69,915	1,475,206
MWI Veterinary Supply Inc.[a,b]	2,995	329,450
Owens & Minor Inc.	15,094	430,330
Pool Corp.	11,234	475,423
Rentrak Corp.[a,b]	2,241	43,677
ScanSource Inc.[a,b]	6,506	206,696
Titan Machinery Inc.[a,b]	4,023	99,368
United Stationers Inc.	9,615	297,969
W.W. Grainger Inc.	13,900	2,812,943
Watsco Inc.	6,954	520,855
WESCO International Inc.[a,b]	10,323	696,080

		16,358,363
DIVERSIFIED FINANCIAL SERVICES — 2.39%
Affiliated Managers Group Inc.[a]	12,178	1,584,967
Air Lease Corp.[a]	15,937	342,645
Aircastle Ltd.[b]	13,911	174,444
American Express Co.	236,518	13,595,055
Ameriprise Financial Inc.	49,229	3,083,212
Arlington Asset Investment Corp. Class A	2,552	53,005
Artio Global Investors Inc. Class A	7,247	13,769
Asset Acceptance Capital Corp.[a,b]	3,768	16,956
Asta Funding Inc.	2,295	21,825
BGC Partners Inc. Class A	23,279	80,545
BlackRock Inc.[c]	30,031	6,207,708
Calamos Asset Management Inc. Class A	4,675	49,415
California First National Bancorp	490	7,326
CBOE Holdings Inc.	20,995	618,513
Charles Schwab Corp. (The)	255,355	3,666,898
CIFC Corp.[a,b]	1,518	12,144
CME Group Inc.	78,896	4,000,816
Cohen & Steers Inc.[b]	4,370	133,154
Cowen Group Inc. Class Aa	20,781	50,913
Credit Acceptance Corp.[a,b]	1,857	188,820
DFC Global Corp.[a]	10,404	192,578
Diamond Hill Investment Group Inc.	649	44,041
Discover Financial Services	124,842	4,812,659
Doral Financial Corp.[a]	29,507	21,366
Duff & Phelps Corp. Class A	7,549	117,915

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

E*TRADE Financial Corp.[a]	67,505	$604,170
Eaton Vance Corp. NVS	27,402	872,754
Ellie Mae Inc.[a,b]	5,953	165,196
Encore Capital Group Inc.[a,b]	5,190	158,918
Epoch Holding Corp.	3,763	104,988
Evercore Partners Inc. Class A	6,783	204,779
FBR & Co.[a,b]	8,652	33,483
Federal Agricultural Mortgage Corp. Class C NVS	2,413	78,423
Federated Investors Inc. Class Bb	21,704	439,072
Financial Engines Inc.[a,b]	10,937	303,502
First Marblehead Corp. (The)[a,b]	12,837	9,973
Franklin Resources Inc.	33,131	4,164,567
FXCM Inc. Class A	5,517	55,556
GAIN Capital Holdings Inc.	3,551	14,524
GAMCO Investors Inc. Class A	1,535	81,462
GFI Group Inc.	16,407	53,159
Greenhill & Co. Inc.	6,876	357,483
Higher One Holdings Inc.[a,b]	7,650	80,631
Horizon Technology Finance Corp.	1,822	27,130
Interactive Brokers Group Inc. Class A	9,442	129,167
IntercontinentalExchange Inc.[a]	17,302	2,142,161
INTL FCStone Inc.[a,b]	3,328	57,940
Invesco Ltd.	106,587	2,780,855
Investment Technology Group Inc.[a,b]	9,132	82,188
Janus Capital Group Inc.	44,550	379,566
Jefferies Group Inc.	33,459	621,334
JMP Group Inc.	3,441	20,887
KBW Inc.	8,205	125,536
Knight Capital Group Inc. Class Aa,b	43,881	154,022
Ladenburg Thalmann Financial Services Inc.[a,b]	24,689	34,565
Lazard Ltd. Class A	27,143	809,947
Legg Mason Inc.	30,747	790,813
LPL Financial Holdings Inc.	11,958	336,737
Manning & Napier Inc.	3,222	40,597
MarketAxess Holdings Inc.	8,644	305,133
Marlin Business Services Corp.	1,992	39,960
Medley Capital Corp.	5,476	79,731
MicroFinancial Inc.	2,018	14,691
NASDAQ OMX Group Inc. (The)	27,638	691,226
National Financial Partners Corp.[a,b]	9,597	164,493
Nationstar Mortgage Holdings Inc.[a,b]	4,535	140,494

Security	Shares	Value

Nelnet Inc. Class A	5,625	$167,569
Netspend Holdings Inc.[a,b]	7,345	86,818
NewStar Financial Inc.[a,b]	6,165	86,372
Nicholas Financial Inc.	2,492	30,901
NYSE Euronext Inc.	60,604	1,911,450
Ocwen Financial Corp.[a]	25,533	883,186
Oppenheimer Holdings Inc. Class A	2,404	41,517
Piper Jaffray Companies Inc.[a,b]	3,579	114,993
Portfolio Recovery Associates Inc.[a,b]	4,087	436,737
Pzena Investment Management Inc. Class A	2,666	14,396
Raymond James Financial Inc.	26,975	1,039,347
Regional Management Corp.[a]	1,142	18,900
SeaCube Container Leasing Ltd.[b]	2,567	48,388
SLM Corp.	108,619	1,860,643
Stifel Financial Corp.[a,b]	12,721	406,690
SWS Group Inc.[a]	6,775	35,840
T. Rowe Price Group Inc.	60,579	3,945,510
TD Ameritrade Holding Corp.	54,973	924,096
Teton Advisors Inc. Class Bb	32	672
Virtus Investment Partners Inc.[a,b]	1,447	175,000
Visa Inc. Class A	123,459	18,713,915
Waddell & Reed Financial Inc. Class A	20,431	711,407
WageWorks Inc.[a]	1,565	27,857
Walter Investment Management Corp.[a]	8,453	363,648
Westwood Holdings Group Inc.	1,587	64,908
WisdomTree Investments Inc.[a]	13,888	84,995
World Acceptance Corp.[a,b]	2,474	184,461

		89,222,718
ELECTRIC — 2.91%
AES Corp. (The)	152,927	1,636,319
ALLETE Inc.	9,009	369,189
Alliant Energy Corp.	26,300	1,154,833
Ameren Corp.	57,812	1,775,985
Ameresco Inc. Class Aa,b	4,762	46,715
American Electric Power Co. Inc.	114,015	4,866,160
Atlantic Power Corp.	27,048	309,159
Avista Corp.	13,887	334,816
Black Hills Corp.	10,463	380,225
Calpine Corp.[a]	96,450	1,748,638
CH Energy Group Inc.	3,524	229,835

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Cleco Corp.	14,444	$577,904
CMS Energy Corp.	62,391	1,521,093
Consolidated Edison Inc.	69,545	3,862,529
Dominion Resources Inc.	134,844	6,984,919
DTE Energy Co.	40,513	2,432,806
Duke Energy Corp.	166,222	10,604,964
Edison International	77,391	3,497,299
El Paso Electric Co.	9,473	302,283
Empire District Electric Co. (The)	9,984	203,474
EnerNOC Inc.[a,b]	5,903	69,360
Entergy Corp.	42,192	2,689,740
Exelon Corp.	200,965	5,976,699
FirstEnergy Corp.	99,521	4,155,997
Genie Energy Ltd. Class B	3,632	25,787
Great Plains Energy Inc.	32,341	656,846
Hawaiian Electric Industries Inc.	22,951	576,988
IDACORP Inc.	11,820	512,397
Integrys Energy Group Inc.	18,548	968,576
ITC Holdings Corp.	12,191	937,610
MDU Resources Group Inc.	44,756	950,617
MGE Energy Inc.	5,478	279,104
National Fuel Gas Co.	17,164	870,043
NextEra Energy Inc.	98,393	6,807,812
Northeast Utilities	74,552	2,913,492
NorthWestern Corp.	8,668	301,040
NRG Energy Inc.	76,263	1,753,286
NV Energy Inc.	55,900	1,014,026
OGE Energy Corp.	23,525	1,324,693
Ormat Technologies Inc.[b]	4,177	80,533
Otter Tail Corp.	8,634	215,850
Pepco Holdings Inc.[b]	54,074	1,060,391
PG&E Corp.	100,259	4,028,407
Pike Electric Corp.	3,824	36,519
Pinnacle West Capital Corp.	26,143	1,332,770
PNM Resources Inc.	18,917	387,988
Portland General Electric Co.	17,937	490,756
PPL Corp.	137,801	3,945,243
Public Service Enterprise Group Inc.	120,222	3,678,793
SCANA Corp.	27,764	1,267,149
Southern Co. (The)	205,129	8,781,572
TECO Energy Inc.	51,139	857,090
UIL Holdings Corp.	11,997	429,613
Unitil Corp.	3,277	84,940

Security	Shares	Value

UNS Energy Corp.	9,536	$404,517
Westar Energy Inc.	29,921	856,339
Wisconsin Energy Corp.	54,880	2,022,328
Xcel Energy Inc.	115,787	3,092,671

		108,676,727
ELECTRICAL COMPONENTS & EQUIPMENT — 0.49%
Acuity Brands Inc.	10,029	679,264
Advanced Energy Industries Inc.[a,b]	9,402	129,842
American Superconductor Corp.[a,b]	9,201	24,107
AMETEK Inc.	57,414	2,157,044
Belden Inc.	10,745	483,418
Capstone Turbine Corp.[a,b]	70,760	62,976
Coleman Cable Inc.	1,933	17,919
Emerson Electric Co.	173,235	9,174,526
Encore Wire Corp.	3,883	117,694
Energizer Holdings Inc.	14,495	1,159,310
EnerSys Inc.[a,b]	11,340	426,724
Generac Holdings Inc.	5,902	202,498
General Cable Corp.[a,b]	11,743	357,105
GrafTech International Ltd.[a]	27,870	261,699
Graham Corp.	2,447	47,716
Hubbell Inc. Class B	14,037	1,187,951
Insteel Industries Inc.	4,101	51,180
Littelfuse Inc.	5,120	315,955
Molex Inc.	32,755	895,194
Powell Industries Inc.[a]	2,113	87,753
Power-One Inc.[a,b]	15,841	65,106
SunPower Corp.[a,b]	9,401	52,834
Universal Display Corp.[a]	9,411	241,110
Vicor Corp.[a]	4,538	24,596

		18,223,521
ELECTRONICS — 1.21%
Agilent Technologies Inc.	82,651	3,383,732
American Science and Engineering Inc.	1,977	128,920
Amphenol Corp. Class A	38,539	2,493,473
Analogic Corp.	2,883	214,207
Avnet Inc.[a]	32,106	982,765
AVX Corp.	11,416	123,064
Badger Meter Inc.	3,433	162,759
Bel Fuse Inc. Class B	2,602	50,869

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Benchmark Electronics Inc.[a]	13,580	$225,700
Brady Corp. Class A	11,592	387,173
Checkpoint Systems Inc.[a,b]	9,592	103,018
Coherent Inc.	5,573	282,105
CTS Corp.	7,958	84,594
Cymer Inc.[a]	7,417	670,719
Daktronics Inc.	8,581	94,992
Electro Scientific Industries Inc.	5,492	54,645
ESCO Technologies Inc.	6,365	238,115
FARO Technologies Inc.[a,b]	4,026	143,648
FEI Co.[b]	8,957	496,755
FLIR Systems Inc.	36,586	816,234
Fluidigm Corp.[a,b]	5,795	82,926
Garmin Ltd.[b]	25,816	1,053,809
Gentex Corp.	34,265	644,867
GSI Group Inc.[a,b]	6,917	59,901
Honeywell International Inc.	184,028	11,680,257
II-VI Inc.[a,b]	12,460	227,644
InvenSense Inc.[a]	8,633	95,913
Itron Inc.[a]	9,456	421,265
Jabil Circuit Inc.	43,903	846,889
Kemet Corp.[a,b]	10,587	53,253
Measurement Specialties Inc.[a,b]	3,565	122,493
Mesa Laboratories Inc.	632	31,670
Methode Electronics Inc.	8,932	89,588
Mettler-Toledo International Inc.[a,b]	7,483	1,446,464
Multi-Fineline Electronix Inc.[a]	2,080	42,037
National Instruments Corp.	22,060	569,369
Newport Corp.[a,b]	9,099	122,382
NVE Corp.[a,b]	1,100	61,039
OSI Systems Inc.[a,b]	4,681	299,771
Park Electrochemical Corp.	4,940	127,106
PerkinElmer Inc.	26,959	855,679
Plexus Corp.[a]	8,247	212,773
Rofin-Sinar Technologies Inc.[a,b]	6,727	145,841
Rogers Corp.[a,b]	3,833	190,347
Sanmina Corp.[a,b]	19,390	214,647
Stoneridge Inc.[a,b]	6,569	33,633
Sypris Solutions Inc.	2,542	10,066
Taser International Inc.[a,b]	13,050	116,667
Tech Data Corp.[a]	9,429	429,302
Thermo Fisher Scientific Inc.	86,549	5,520,095
Trimble Navigation Ltd.[a,b]	29,837	1,783,656

Security	Shares	Value

TTM Technologies Inc.[a,b]	12,660	$116,472
Tyco International Ltd.	109,954	3,216,155
Viasystems Group Inc.[a,b]	920	11,224
Vishay Intertechnology Inc.[a]	31,222	331,890
Vishay Precision Group Inc.[a,b]	2,843	37,584
Waters Corp.[a]	21,183	1,845,463
Watts Water Technologies Inc. Class A	6,663	286,442
Woodward Inc.	16,367	624,074
Zagg Inc.[a,b]	6,048	44,513
Zygo Corp.[a,b]	3,856	60,539

		45,303,192
ENERGY — ALTERNATE SOURCES — 0.01%
Amyris Inc.[a,b]	7,205	22,480
Clean Energy Fuels Corp.[a,b]	15,642	194,743
Enphase Energy Inc.[a]	1,903	6,946
FuelCell Energy Inc.[a,b]	35,078	32,166
FutureFuel Corp.	4,630	54,819
Gevo Inc.[a,b]	7,100	10,934
Green Plains Renewable Energy Inc.[a,b]	5,938	46,970
KiOR Inc. Class Aa,b	6,260	40,127
Renewable Energy Group Inc.[a,b]	1,744	10,220
REX American Resources Corp.[a]	1,466	28,279
Saratoga Resources Inc.[a]	4,944	17,502
Solazyme Inc.[a,b]	7,761	61,001

		526,187
ENGINEERING & CONSTRUCTION — 0.29%
AECOM Technology Corp.[a]	27,120	645,456
Aegion Corp.[a,b]	9,343	207,321
Argan Inc.	2,358	42,444
Chicago Bridge & Iron Co. NV	22,998	1,065,957
Dycom Industries Inc.[a]	7,941	157,232
EMCOR Group Inc.	15,835	548,049
Engility Holdings Inc.[a,b]	3,808	73,342
Exponent Inc.[a]	3,176	177,316
Fluor Corp.	40,255	2,364,579
Granite Construction Inc.	9,183	308,732
Jacobs Engineering Group Inc.[a]	30,587	1,302,088
KBR Inc.	35,198	1,053,124
Layne Christensen Co.[a,b]	4,703	114,142
MasTec Inc.[a,b]	12,965	323,217
McDermott International Inc.[a]	55,737	614,222
Michael Baker Corp.	2,057	51,281

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Mistras Group Inc.[a,b]	3,691	$91,131
MYR Group Inc.[a]	4,896	108,936
Orion Marine Group Inc.[a,b]	6,260	45,761
Shaw Group Inc. (The)[a]	15,629	728,468
Sterling Construction Co. Inc.[a]	3,805	37,822
Tutor Perini Corp.[a,b]	8,478	116,149
URS Corp.	17,962	705,188
VSE Corp.	955	23,407

		10,905,364
ENTERTAINMENT — 0.20%
Bally Technologies Inc.[a]	10,203	456,176
Bluegreen Corp.[a]	3,434	32,211
Carmike Cinemas Inc.[a,b]	4,213	63,195
Churchill Downs Inc.	3,056	203,071
Cinemark Holdings Inc.	27,281	708,760
Dolby Laboratories Inc. Class A	11,951	350,523
DreamWorks Animation SKG Inc. Class Aa,b	16,017	265,402
International Game Technology	63,247	896,210
International Speedway Corp. Class A	6,525	180,220
Isle of Capri Casinos Inc.[a]	5,248	29,389
Lions Gate Entertainment Corp.[a]	20,071	329,164
Madison Square Garden Inc. Class Aa	14,346	636,245
Marriott Vacations Worldwide Corp.[a,b]	6,286	261,938
Multimedia Games Holding Co. Inc.[a]	6,469	95,159
National CineMedia Inc.	13,264	187,420
Penn National Gaming Inc.[a]	15,671	769,603
Pinnacle Entertainment Inc.[a,b]	14,932	236,374
Reading International Inc. Class Aa	4,015	24,130
Regal Entertainment Group Class A	19,437	271,146
Scientific Games Corp. Class Aa,b	13,392	116,109
SHFL Entertainment Inc.[a,b]	13,035	189,007
Six Flags Entertainment Corp.	9,444	577,973
Speedway Motorsports Inc.	2,734	48,775
Vail Resorts Inc.	8,552	462,578

		7,390,778
ENVIRONMENTAL CONTROL — 0.31%
ADA-ES Inc.[a]	2,116	35,718
Calgon Carbon Corp.[a,b]	13,533	191,898
Casella Waste Systems Inc. Class Aa,b	8,812	38,596
CECO Environmental Corp.	1,725	17,164
Clean Harbors Inc.[a]	12,758	701,818
Covanta Holding Corp.	25,709	473,560

Security	Shares	Value

Darling International Inc.[a]	27,939	$448,141
Energy Recovery Inc.[a,b]	10,615	36,091
EnergySolutions Inc.[a,b]	18,511	57,754
GSE Holding Inc.[a,b]	1,918	11,892
Heckmann Corp.[a,b]	31,685	127,690
Heritage-Crystal Clean Inc.[a,b]	1,825	27,393
Met-Pro Corp.	3,406	33,004
Metalico Inc.[a]	9,326	18,279
Mine Safety Appliances Co.	6,510	278,042
Republic Services Inc.	72,205	2,117,773
Stericycle Inc.[a]	20,280	1,891,516
Tetra Tech Inc.[a]	15,000	396,750
TRC Companies Inc.[a]	3,562	20,731
US Ecology Inc.	4,392	103,388
Waste Connections Inc.	29,245	988,188
Waste Management Inc.	110,028	3,712,345

		11,727,731
FOOD — 1.82%
Annie’s Inc.[a,b]	1,170	39,113
Arden Group Inc. Class A	251	22,582
B&G Foods Inc. Class A	12,407	351,242
Boulder Brands Inc.[a]	13,932	179,723
Cal-Maine Foods Inc.	3,461	139,201
Calavo Growers Inc.	2,733	68,899
Campbell Soup Co.	41,413	1,444,900
Chefs’ Warehouse Inc. (The)[a,b]	2,614	41,327
Chiquita Brands International Inc.[a,b]	10,638	87,763
ConAgra Foods Inc.	98,746	2,913,007
Dean Foods Co.[a]	43,662	720,860
Diamond Foods Inc.[b]	5,195	71,016
Dole Food Co. Inc.[a]	8,333	95,579
Flowers Foods Inc.	26,503	616,725
Fresh Del Monte Produce Inc.	9,006	237,308
Fresh Market Inc. (The)[a]	6,477	311,479
General Mills Inc.	152,635	6,167,980
H.J. Heinz Co.	75,236	4,339,612
Hain Celestial Group Inc.[a,b]	8,718	472,690
Harris Teeter Supermarkets Inc.	10,378	400,176
Hershey Co. (The)	35,682	2,576,954
Hillshire Brands Co.	28,096	790,621
Hormel Foods Corp.	31,871	994,694
Ingles Markets Inc. Class A	2,910	50,227

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Ingredion Inc.	18,144	$1,169,018
Inventure Foods Inc.[a,b]	3,146	20,418
J&J Snack Foods Corp.	3,504	224,046
J.M. Smucker Co. (The)	26,647	2,298,037
John B. Sanfilippo & Son Inc.	1,887	34,306
Kellogg Co.	57,475	3,209,979
Kraft Foods Group Inc.	139,385	6,337,836
Kroger Co. (The)	125,333	3,261,165
Lancaster Colony Corp.	4,366	302,084
Lifeway Foods Inc.	1,055	9,221
McCormick & Co. Inc. NVS	30,800	1,956,724
Mondelez International Inc. Class A	418,733	10,665,129
Nash-Finch Co.	2,954	62,861
Pilgrim’s Pride Corp.[a,b]	14,179	102,798
Post Holdings Inc.[a,b]	6,543	224,098
Ralcorp Holdings Inc.[a]	13,105	1,174,863
Safeway Inc.[b]	57,013	1,031,365
Sanderson Farms Inc.	5,425	257,959
Seaboard Corp.	73	184,681
Seneca Foods Corp. Class Aa,b	2,125	64,600
Smithfield Foods Inc.[a]	32,327	697,293
Snyders-Lance Inc.	10,435	251,588
Spartan Stores Inc.	5,126	78,735
SUPERVALU Inc.[b]	50,071	123,675
Sysco Corp.	139,122	4,404,603
Tootsie Roll Industries Inc.[b]	5,576	144,530
TreeHouse Foods Inc.[a,b]	8,515	443,887
Tyson Foods Inc. Class A	69,374	1,345,856
United Natural Foods Inc.[a,b]	11,594	621,322
Village Super Market Inc. Class A	1,986	65,260
Weis Markets Inc.	2,633	103,135
WhiteWave Foods Co. Class Aa	5,667	88,065
Whole Foods Market Inc.	43,586	3,980,709

		68,073,524
FOREST PRODUCTS & PAPER — 0.22%
Boise Inc.	23,783	189,075
Buckeye Technologies Inc.	9,331	267,893
Clearwater Paper Corp.[a]	5,522	216,241
Deltic Timber Corp.	2,603	183,824
Domtar Corp.	8,596	717,938
International Paper Co.	103,865	4,137,982
KapStone Paper and Packaging Corp.	9,569	212,336
MeadWestvaco Corp.	41,286	1,315,785

Security	Shares	Value

Neenah Paper Inc.	3,792	$107,958
Orchids Paper Products Co.	1,394	28,187
P.H. Glatfelter Co.	10,080	176,198
Resolute Forest Products Inc.[a]	19,176	253,890
Schweitzer-Mauduit International Inc.	7,358	287,183
Wausau Paper Corp.	10,420	90,237

		8,184,727
GAS — 0.40%
AGL Resources Inc.	28,036	1,120,599
Atmos Energy Corp.	21,348	749,742
CenterPoint Energy Inc.	101,808	1,959,804
Chesapeake Utilities Corp.	2,311	104,919
Delta Natural Gas Co. Inc.	1,625	31,769
Laclede Group Inc. (The)	5,351	206,602
New Jersey Resources Corp.	9,860	390,653
NiSource Inc.	73,349	1,825,657
Northwest Natural Gas Co.	6,366	281,377
Piedmont Natural Gas Co.	16,930	530,078
Questar Corp.	42,273	835,315
Sempra Energy	57,212	4,058,619
South Jersey Industries Inc.	7,182	361,470
Southwest Gas Corp.	10,909	462,651
UGI Corp.	26,649	871,689
Vectren Corp.	19,483	572,800
WGL Holdings Inc.	12,197	478,000

		14,841,744
HAND & MACHINE TOOLS — 0.18%
Franklin Electric Co. Inc.	5,565	345,976
Hardinge Inc.	2,775	27,584
Kennametal Inc.	19,020	760,800
Lincoln Electric Holdings Inc.	19,831	965,373
Regal Beloit Corp.	9,943	700,683
Snap-on Inc.	13,787	1,089,035
Stanley Black & Decker Inc.	40,605	3,003,552

		6,893,003
HEALTH CARE — PRODUCTS — 2.00%
Abaxis Inc.	5,133	190,434
ABIOMED Inc.[a,b]	7,910	106,469
Accuray Inc.[a,b]	16,952	109,001
Affymetrix Inc.[a,b]	16,224	51,430
Alere Inc.[a]	19,013	351,740
Alphatec Holdings Inc.[a,b]	12,500	20,625

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

AngioDynamics Inc.[a,b]	5,811	$63,863
ArthroCare Corp.[a,b]	6,524	225,665
AtriCure Inc.[a,b]	3,586	24,743
Atrion Corp.	398	78,008
Baxter International Inc.	130,011	8,666,533
Becton, Dickinson and Co.	48,148	3,764,692
BG Medicine Inc.[a,b]	2,579	5,957
Boston Scientific Corp.[a]	340,385	1,950,406
Bruker Corp.[a]	22,036	336,490
C.R. Bard Inc.	19,975	1,952,356
Cantel Medical Corp.	5,031	149,572
Cardiovascular Systems Inc.[a,b]	3,873	48,606
CareFusion Corp.[a]	52,636	1,504,337
Cepheid Inc.[a,b]	15,548	525,678
Cerus Corp.[a]	12,872	40,676
Chindex International Inc.[a,b]	2,635	27,668
Conceptus Inc.[a,b]	7,419	155,873
CONMED Corp.	6,681	186,734
Cooper Companies Inc. (The)	11,243	1,039,753
Covidien PLC	113,749	6,567,867
CryoLife Inc.	6,465	40,277
Cyberonics Inc.[a,b]	6,489	340,867
Cynosure Inc. Class Aa,b	2,261	54,513
DexCom Inc.[a,b]	16,199	220,468
Edwards Lifesciences Corp.[a]	27,257	2,457,764
Endologix Inc.[a,b]	13,098	186,516
EnteroMedics Inc.[a,b]	6,066	16,985
Exactech Inc.[a,b]	1,962	33,256
Female Health Co. (The)	4,754	34,134
Genomic Health Inc.[a,b]	3,777	102,961
Globus Medical Inc. Class Aa,b	2,378	24,945
Greatbatch Inc.[a,b]	5,647	131,236
Haemonetics Corp.[a,b]	11,996	489,917
Hanger Inc.[a,b]	8,065	220,658
Hansen Medical Inc.[a,b]	12,373	25,736
HeartWare International Inc.[a,b]	3,354	281,568
Henry Schein Inc.[a]	21,410	1,722,649
Hill-Rom Holdings Inc.	14,685	418,522
Hologic Inc.[a]	62,683	1,255,540
Hospira Inc.[a]	39,139	1,222,702
ICU Medical Inc.[a,b]	2,945	179,439
IDEXX Laboratories Inc.[a,b]	13,050	1,211,040
ImmunoCellular Therapeutics Ltd.[a]	14,258	27,375

Security	Shares	Value

Insulet Corp.[a,b]	11,310	$239,998
Integra LifeSciences Holdings Corp.[a,b]	4,579	178,444
Intuitive Surgical Inc.[a]	9,437	4,627,622
Invacare Corp.	7,556	123,163
Luminex Corp.[a,b]	9,854	165,153
MAKO Surgical Corp.[a,b]	8,565	110,232
Masimo Corp.	11,778	247,456
Medtronic Inc.	244,948	10,047,767
Merge Healthcare Inc.[a,b]	13,357	32,992
Meridian Bioscience Inc.	9,706	196,547
Merit Medical Systems Inc.[a,b]	9,928	137,999
Natus Medical Inc.[a]	7,003	78,294
Navidea Biopharmaceuticals Inc.[a,b]	22,983	65,042
NuVasive Inc.[a,b]	10,233	158,202
NxStage Medical Inc.[a,b]	11,636	130,905
OraSure Technologies Inc.[a,b]	12,764	91,646
Orthofix International NVa,b	4,431	174,271
Palomar Medical Technologies Inc.[a,b]	4,409	40,607
PhotoMedex Inc.[a,b]	3,136	45,503
PSS World Medical Inc.[a]	11,890	343,383
QIAGEN NVa	55,792	1,012,625
Quidel Corp.[a,b]	6,800	126,956
ResMed Inc.	34,060	1,415,874
Rochester Medical Corp.[a,b]	2,534	25,543
Rockwell Medical Technologies Inc.[a,b]	4,972	40,025
Sirona Dental Systems Inc.[a]	13,193	850,421
Solta Medical Inc.[a,b]	16,291	43,497
Spectranetics Corp.[a,b]	8,037	118,706
St. Jude Medical Inc.	74,651	2,697,887
Staar Surgical Co.[a,b]	8,624	52,606
Steris Corp.	13,636	473,578
Stryker Corp.	73,573	4,033,272
SurModics Inc.[a,b]	3,699	82,710
Symmetry Medical Inc.[a]	8,810	92,681
TECHNE Corp.	8,751	598,043
Teleflex Inc.	9,696	691,422
Thoratec Corp.[a]	13,886	521,003
Tornier NVa,b	3,579	60,091
Unilife Corp.[a,b]	19,142	43,452
Utah Medical Products Inc.	788	28,407
Varian Medical Systems Inc.[a,b]	26,562	1,865,715
Vascular Solutions Inc.[a,b]	3,912	61,810
Volcano Corp.[a,b]	12,590	297,250

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

West Pharmaceutical Services Inc.	8,005	$438,274
Wright Medical Group Inc.[a,b]	9,228	193,696
Young Innovations Inc.	1,290	50,839
Zeltiq Aesthetics Inc.[a,b]	4,060	18,798
Zimmer Holdings Inc.	41,878	2,791,587

		74,806,238
HEALTH CARE — SERVICES — 1.29%
Acadia Healthcare Co. Inc.[a,b]	5,447	127,079
Aetna Inc.	82,532	3,821,232
Air Methods Corp.	9,059	334,187
Almost Family Inc.	1,901	38,514
Amedisys Inc.[a,b]	7,059	79,555
AmSurg Corp.[a,b]	7,467	224,085
Assisted Living Concepts Inc. Class A	4,526	44,129
Bio-Reference Laboratories Inc.[a,b]	5,867	168,324
Brookdale Senior Living Inc.[a]	23,083	584,462
Capital Senior Living Corp.[a]	6,726	125,709
Centene Corp.[a]	12,182	499,462
Cigna Corp.	68,477	3,660,780
Community Health Systems Inc.	21,568	663,000
Covance Inc.[a]	13,172	760,946
Coventry Health Care Inc.	31,925	1,431,198
DaVita HealthCare Partners Inc.[a]	22,349	2,470,235
Emeritus Corp.[a,b]	7,240	178,973
Ensign Group Inc. (The)	4,134	112,403
Five Star Quality Care Inc.[a,b]	8,928	44,729
Gentiva Health Services Inc.[a,b]	7,091	71,265
HCA Holdings Inc.	39,385	1,188,245
Health Management Associates Inc. Class Aa	60,620	564,978
Health Net Inc.[a]	19,771	480,435
HealthSouth Corp.[a,b]	22,682	478,817
Healthways Inc.[a,b]	7,880	84,316
Humana Inc.	38,842	2,665,727
IPC The Hospitalist Co. Inc.[a,b]	3,916	155,504
Kindred Healthcare Inc.[a]	12,614	136,484
Laboratory Corp. of America Holdings[a]	23,065	1,997,890
LHC Group Inc.[a,b]	3,658	77,915
LifePoint Hospitals Inc.[a]	11,524	435,031
Magellan Health Services Inc.[a]	6,438	315,462
MEDNAX Inc.[a,b]	11,663	927,442
Molina Healthcare Inc.[a,b]	7,084	191,693

Security	Shares	Value

National Healthcare Corp.	2,518	$118,396
Quest Diagnostics Inc.	37,640	2,193,283
Select Medical Holdings Corp.	8,244	77,741
Skilled Healthcare Group Inc. Class Aa,b	4,487	28,582
Sunrise Senior Living Inc.[a]	13,874	199,508
Tenet Healthcare Corp.[a]	24,506	795,710
Triple-S Management Corp. Class Ba,b	4,541	83,872
U.S. Physical Therapy Inc.	2,847	78,406
UnitedHealth Group Inc.	245,061	13,292,109
Universal American Corp.[b]	8,896	76,417
Universal Health Services Inc. Class B	21,214	1,025,697
Vanguard Health Systems Inc.[a,b]	7,561	92,622
WellCare Health Plans Inc.[a,b]	10,242	498,683
WellPoint Inc.	71,589	4,361,202

		48,062,434
HOLDING COMPANIES — DIVERSIFIED — 0.17%
American Capital Ltd.[a]	73,804	885,648
Apollo Investment Corp.	47,957	400,921
Ares Capital Corp.	58,786	1,028,755
BlackRock Kelso Capital Corp.[c]	15,894	159,894
Capital Southwest Corp.	717	71,435
Fifth Street Finance Corp.	26,813	279,391
Gladstone Capital Corp.	4,899	39,976
Gladstone Investment Corp.	6,547	45,567
Golub Capital BDC Inc.	4,062	64,911
Harbinger Group Inc.[a,b]	9,763	75,077
Home Loan Servicing Solutions Ltd.	7,009	132,470
Horizon Pharma Inc.[a,b]	9,787	22,804
KCAP Financial Inc.[b]	5,181	47,613
Leucadia National Corp.	46,767	1,112,587
Main Street Capital Corp.	6,583	200,847
MCG Capital Corp.	18,590	85,514
Medallion Financial Corp.	4,302	50,506
MVC Capital Inc.	5,563	67,590
National Bank Holdings Corp. Class A	2,748	52,185
New Mountain Finance Corp.	3,801	56,635
NGP Capital Resources Co.	5,030	36,317
PennantPark Investment Corp.	15,400	169,323
Primoris Services Corp.	7,085	106,558
Prospect Capital Corp.	45,424	493,759
Resource America Inc. Class A	2,863	19,096
Solar Capital Ltd.	9,153	218,848

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Solar Senior Capital Ltd.	2,279	$42,526
Stellus Capital Investment Corp.[b]	3,350	54,873
TCP Capital Corp.	1,396	20,577
THL Credit Inc.	3,543	52,401
TICC Capital Corp.	9,795	99,125
Triangle Capital Corp.	6,476	165,073

		6,358,802
HOME BUILDERS — 0.24%
Beazer Homes USA Inc.[a,b]	5,810	98,131
Cavco Industries Inc.[a,b]	1,657	82,817
D.R. Horton Inc.	65,868	1,302,869
Hovnanian Enterprises Inc. Class Aa,b	23,674	165,718
KB Home	18,446	291,447
Lennar Corp. Class A	38,593	1,492,391
M.D.C. Holdings Inc.	9,033	332,053
M/I Homes Inc.[a,b]	5,017	132,951
Meritage Homes Corp.[a]	7,224	269,816
NVR Inc.[a]	1,208	1,111,360
PulteGroup Inc.[a]	78,942	1,433,587
Ryland Group Inc. (The)	10,592	386,608
Standard-Pacific Corp.[a,b]	27,432	201,625
Thor Industries Inc.	10,116	378,642
Toll Brothers Inc.[a]	34,072	1,101,548
Winnebago Industries Inc.[a,b]	7,033	120,475

		8,902,038
HOME FURNISHINGS — 0.12%
American Woodmark Corp.[a]	2,537	70,579
Bassett Furniture Industries Inc.	2,681	33,432
DTS Inc.[a,b]	4,316	72,077
Ethan Allen Interiors Inc.[b]	5,773	148,424
Flexsteel Industries	1,064	22,823
Harman International Industries Inc.	16,732	746,917
Hooker Furniture Corp.	2,575	37,415
Kimball International Inc. Class B	7,743	89,896
La-Z-Boy Inc.	12,264	173,536
Sealy Corp.[a,b]	11,470	24,890
Select Comfort Corp.[a,b]	13,402	350,730
Skullcandy Inc.[a,b]	3,824	29,789
Tempur-Pedic International Inc.[a]	14,092	443,757
TiVo Inc.[a]	29,475	363,132

Security	Shares	Value

Universal Electronics Inc.[a,b]	3,486	$67,454
VOXX International Corp.[a,b]	4,196	28,239
Whirlpool Corp.	17,915	1,822,851

		4,525,941
HOUSEHOLD PRODUCTS & WARES — 0.44%
A.T. Cross Co. Class Aa	2,173	23,425
ACCO Brands Corp.[a,b]	26,708	196,037
American Greetings Corp. Class Ab	8,246	139,275
Avery Dennison Corp.	24,593	858,787
Blyth Inc.[b]	2,498	38,844
Central Garden & Pet Co. Class Aa,b	9,098	95,074
Church & Dwight Co. Inc.	33,076	1,771,881
Clorox Co. (The)	30,272	2,216,516
CSS Industries Inc.	2,328	50,960
Helen of Troy Ltd.[a,b]	7,475	249,590
Jarden Corp.	18,871	975,631
Kimberly-Clark Corp.	92,588	7,817,205
Prestige Brands Holdings Inc.[a,b]	11,886	238,077
Scotts Miracle-Gro Co. (The) Class A	9,919	436,932
Spectrum Brands Holdings Inc.	5,425	243,745
Tumi Holdings Inc.[a]	5,122	106,794
Tupperware Brands Corp.	13,269	850,543
WD-40 Co.	3,793	178,688

		16,488,004
HOUSEWARES — 0.06%
Libbey Inc.[a,b]	4,795	92,783
Lifetime Brands Inc.	2,097	22,249
Newell Rubbermaid Inc.	69,150	1,539,971
Toro Co. (The)	14,146	607,995

		2,262,998
INSURANCE — 3.81%
ACE Ltd.	79,864	6,373,147
Aflac Inc.	110,237	5,855,789
Alleghany Corp.[a]	4,032	1,352,413
Allied World Assurance Co. Holdings Ltd.	8,641	680,911
Allstate Corp. (The)	115,426	4,636,662
Alterra Capital Holdings Ltd.	20,351	573,695
American Equity Investment Life Holding Co.	14,344	175,140
American Financial Group Inc.	18,554	733,254

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

American International Group Inc.[a]	151,879	$5,361,329
American National Insurance Co.	1,706	116,503
American Safety Insurance Holdings Ltd.[a,b]	2,112	39,959
Amerisafe Inc.[a,b]	4,285	116,766
AmTrust Financial Services Inc.	6,367	182,669
Aon PLC	77,647	4,317,173
Arch Capital Group Ltd.[a]	32,310	1,422,286
Argo Group International Holdings Ltd.[b]	6,087	204,462
Arthur J. Gallagher & Co.	28,093	973,422
Aspen Insurance Holdings Ltd.	16,897	542,056
Assurant Inc.	19,205	666,414
Assured Guaranty Ltd.	40,611	577,895
Axis Capital Holdings Ltd.	24,153	836,660
Baldwin & Lyons Inc. Class B	2,143	51,132
Berkshire Hathaway Inc. Class Ba	421,377	37,797,517
Brown & Brown Inc.	28,027	713,567
Chubb Corp. (The)	64,154	4,832,079
Cincinnati Financial Corp.	34,829	1,363,904
Citizens Inc.[a,b]	9,154	101,152
CNA Financial Corp.	6,304	176,575
CNO Financial Group Inc.	44,691	416,967
Crawford & Co. Class B	5,988	47,784
Donegal Group Inc. Class A	1,793	25,174
Eastern Insurance Holdings Inc.	1,592	27,191
eHealth Inc.[a,b]	4,911	134,954
EMC Insurance Group Inc.	1,058	25,265
Employers Holdings Inc.	7,130	146,735
Endurance Specialty Holdings Ltd.	10,307	409,085
Enstar Group Ltd.[a]	1,984	222,168
Erie Indemnity Co. Class A	6,107	422,727
Everest Re Group Ltd.	12,580	1,383,171
FBL Financial Group Inc. Class A	2,286	78,204
Fidelity National Financial Inc. Class A	52,799	1,243,416
First American Financial Corp.	25,134	605,478
Fortegra Financial Corp.[a,b]	1,781	15,833
Genworth Financial Inc. Class Aa	116,703	876,440
Global Indemnity PLC[a]	2,423	53,621
Greenlight Capital Re Ltd. Class Aa	6,656	153,621
Hallmark Financial Services Inc.[a,b]	3,404	31,964
Hanover Insurance Group Inc. (The)	10,639	412,155

Security	Shares	Value

Hartford Financial Services Group Inc. (The)	104,955	$2,355,190
HCC Insurance Holdings Inc.	23,999	893,003
Hilltop Holdings Inc.[a]	9,535	129,104
Homeowners Choice Inc.	1,713	35,613
Horace Mann Educators Corp.	9,444	188,502
Independence Holding Co.	1,868	17,783
Infinity Property and Casualty Corp.	2,782	162,024
Investors Title Co.	281	16,860
Kansas City Life Insurance Co.	987	37,664
Kemper Corp.	11,633	343,174
Lincoln National Corp.	68,069	1,762,987
Loews Corp.	74,197	3,023,528
Maiden Holdings Ltd.	12,068	110,905
Markel Corp.[a]	2,305	999,033
Marsh & McLennan Companies Inc.	128,463	4,428,120
MBIA Inc.[a]	33,436	262,473
Meadowbrook Insurance Group Inc.	11,863	68,568
Mercury General Corp.	5,861	232,623
MetLife Inc.	200,639	6,609,049
MGIC Investment Corp.[a,b]	44,343	117,952
Montpelier Re Holdings Ltd.[b]	11,813	270,045
National Interstate Corp.	1,478	42,596
National Western Life Insurance Co. Class A	527	83,129
Navigators Group Inc. (The)[a,b]	2,374	121,240
Old Republic International Corp.	61,435	654,283
OneBeacon Insurance Group Ltd. Class Ab	5,385	74,852
PartnerRe Ltd.	14,348	1,154,871
Phoenix Companies Inc. (The)[a,b]	1,376	34,028
Platinum Underwriters Holdings Ltd.	8,185	376,510
Primerica Inc.	9,403	282,184
Principal Financial Group Inc.	71,501	2,039,209
ProAssurance Corp.	14,522	612,683
Progressive Corp. (The)	145,243	3,064,627
Protective Life Corp.	19,157	547,507
Prudential Financial Inc.	110,096	5,871,420
Radian Group Inc.	31,994	195,483
Reinsurance Group of America Inc.	17,475	935,262
RenaissanceRe Holdings Ltd.	11,258	914,825
RLI Corp.	5,030	325,240
Safety Insurance Group Inc.	2,984	137,771

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Seabright Holdings Inc.	4,630	$51,254
Selective Insurance Group Inc.	12,979	250,105
StanCorp Financial Group Inc.	10,491	384,705
State Auto Financial Corp.	3,610	53,933
Stewart Information Services Corp.[b]	4,381	113,906
Symetra Financial Corp.	18,324	237,846
Torchmark Corp.	23,512	1,214,865
Tower Group Inc.	8,202	145,750
Travelers Companies Inc. (The)	92,312	6,629,848
United Fire Group Inc.	4,735	103,412
Universal Insurance Holdings Inc.	4,352	19,062
Unum Group	68,217	1,420,278
Validus Holdings Ltd.	24,542	848,662
W.R. Berkley Corp.	26,296	992,411
White Mountains Insurance Group Ltd.[b]	1,431	736,965
XL Group PLC	74,261	1,860,981

		142,102,387
INTERNET — 3.30%
1-800-FLOWERS.COM Inc.[a]	6,035	22,148
Active Network Inc. (The)[a]	9,173	45,039
Amazon.com Inc.[a]	85,670	21,515,164
Ambient Corp.[a]	678	2,041
Angie’s List Inc.[a,b]	8,445	101,256
AOL Inc.[a]	19,144	566,854
Bankrate Inc.[a,b]	10,910	135,829
Bazaarvoice Inc.[a,b]	2,488	23,263
Blucora Inc.[a,b]	9,514	149,465
Blue Nile Inc.[a]	2,914	112,189
Boingo Wireless Inc.[a]	3,740	28,237
Brightcove Inc.[a,b]	1,397	12,629
BroadSoft Inc.[a,b]	6,486	235,636
CafePress Inc.[a,b]	1,088	6,278
Cogent Communications Group Inc.	11,099	251,281
comScore Inc.[a,b]	8,342	114,953
Constant Contact Inc.[a,b]	7,191	102,184
Dealertrack Technologies Inc.[a,b]	10,019	287,746
Dice Holdings Inc.[a,b]	10,767	98,841
eBay Inc.[a]	273,595	13,958,817
Envivio Inc.[a]	1,859	3,160
ePlus Inc.	980	40,513
Equinix Inc.[a,b]	11,199	2,309,234
ExactTarget Inc.[a,b]	2,333	46,660
Expedia Inc.	20,873	1,282,646

Security	Shares	Value

F5 Networks Inc.[a]	18,902	$1,836,329
Facebook Inc. Class Aa	100,182	2,667,847
Global Sources Ltd.[a]	4,487	29,076
Google Inc. Class Aa	61,241	43,442,528
Groupon Inc.[a,b]	10,264	50,088
HealthStream Inc.[a,b]	4,613	112,142
HomeAway Inc.[a]	7,642	168,124
IAC/InterActiveCorp	18,605	880,016
ICG Group Inc.[a,b]	8,958	102,390
Internap Network Services Corp.[a,b]	12,551	87,104
IntraLinks Holdings Inc.[a,b]	8,675	53,525
iPass Inc.[a]	12,359	22,617
Kayak Software Corp.[a]	867	34,437
Keynote Systems Inc.	3,715	52,344
Liberty Interactive Corp. Series Aa	132,904	2,615,551
Liberty Ventures Series Aa	8,930	605,097
Limelight Networks Inc.[a,b]	14,959	33,209
LinkedIn Corp. Class Aa	14,739	1,692,332
Lionbridge Technologies Inc.[a,b]	13,280	53,386
Liquidity Services Inc.[a,b]	5,558	227,100
magicJack VocalTec Ltd.[a,b]	3,575	65,101
MeetMe Inc.[a,b]	4,227	14,752
ModusLink Global Solutions Inc.[a]	9,200	26,680
Move Inc.[a,b]	9,784	74,261
Netflix Inc.[a,b]	13,161	1,221,078
NIC Inc.	15,317	250,280
NutriSystem Inc.	6,764	55,397
OpenTable Inc.[a]	5,330	260,104
Orbitz Worldwide Inc.[a,b]	5,790	15,749
Overstock.com Inc.[a,b]	2,684	38,408
Pandora Media Inc.[a,b]	24,105	221,284
PCTEL Inc.	4,398	31,666
Perficient Inc.[a,b]	7,588	89,387
Priceline.com Inc.[a]	11,751	7,299,721
QuinStreet Inc.[a,b]	7,759	52,140
Rackspace Hosting Inc.[a]	25,975	1,929,163
ReachLocal Inc.[a,b]	2,329	30,067
RealNetworks Inc.[a]	5,289	39,985
Responsys Inc.[a]	8,482	50,553
Saba Software Inc.[a,b]	7,005	61,224
Safeguard Scientifics Inc.[a,b]	5,012	73,927
Sapient Corp.[a]	29,131	307,623

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Shutterfly Inc.[a,b]	8,479	$253,268
Shutterstock Inc.[a]	2,090	54,340
Sourcefire Inc.[a,b]	6,992	330,162
Spark Networks Inc.[a,b]	2,745	21,411
Splunk Inc.[a,b]	3,664	106,329
SPS Commerce Inc.[a,b]	2,899	108,046
Stamps.com Inc.[a,b]	3,365	84,798
Support.com Inc.[a,b]	11,256	47,050
Symantec Corp.[a]	171,429	3,224,579
Synacor Inc.[a]	1,620	8,861
TechTarget Inc.[a,b]	3,947	21,906
TIBCO Software Inc.[a]	39,068	859,887
Towerstream Corp.[a,b]	11,287	36,683
Travelzoo Inc.[a,b]	1,700	32,283
TripAdvisor Inc.[a]	20,527	861,313
Trulia Inc.[a,b]	3,133	50,880
United Online Inc.	21,393	119,587
Unwired Planet Inc.[a,b]	20,058	24,070
US Auto Parts Network Inc.[a,b]	3,433	6,282
ValueClick Inc.[a,b]	17,752	344,566
Vasco Data Security International Inc.[a,b]	6,710	54,754
VeriSign Inc.[a]	37,697	1,463,397
VirnetX Holding Corp.[a,b]	9,911	290,194
Vitacost.com Inc.[a]	5,460	37,019
Vocus Inc.[a,b]	4,909	85,318
Web.com Group Inc.[a,b]	8,277	122,500
WebMD Health Corp.[a,b]	11,891	170,517
Websense Inc.[a,b]	8,792	132,232
XO Group Inc.[a]	6,294	58,534
Yahoo! Inc.[a]	287,185	5,714,981
Yelp Inc.[a,b]	1,992	37,549
Zillow Inc. Class Aa,b	735	20,396
Zix Corp.[a,b]	14,347	40,172
Zynga Inc. Class Aa	31,017	73,510

		123,323,229
IRON & STEEL — 0.25%
AK Steel Holding Corp.	37,546	172,712
Allegheny Technologies Inc.	25,440	772,358
Carpenter Technology Corp.	10,510	542,631
Cliffs Natural Resources Inc.	33,765	1,301,979
Commercial Metals Co.	27,498	408,620
Metals USA Holdings Corp.	2,686	46,978

Security	Shares	Value

Nucor Corp.	75,399	$3,255,729
Reliance Steel & Aluminum Co.	17,807	1,105,815
Schnitzer Steel Industries Inc. Class A	5,986	181,555
Shiloh Industries Inc.	1,191	12,267
Steel Dynamics Inc.	51,954	713,329
United States Steel Corp.[b]	34,083	813,561
Universal Stainless & Alloy Products Inc.[a,b]	1,626	59,788

		9,387,322
LEISURE TIME — 0.29%
Arctic Cat Inc.[a,b]	2,989	99,803
Black Diamond Inc.[a,b]	5,001	41,008
Brunswick Corp.	21,212	617,057
Callaway Golf Co.	15,380	99,970
Carnival Corp.	98,716	3,629,787
Harley-Davidson Inc.	55,059	2,689,082
Interval Leisure Group Inc.	9,142	177,263
Johnson Outdoors Inc. Class Aa	1,374	27,370
Life Time Fitness Inc.[a,b]	10,112	497,612
Marine Products Corp.[b]	2,381	13,619
Polaris Industries Inc.	15,436	1,298,939
Royal Caribbean Cruises Ltd.	35,901	1,220,634
Town Sports International Holdings Inc.	5,486	58,426
WMS Industries Inc.[a,b]	13,025	227,938

		10,698,508
LODGING — 0.43%
Ameristar Casinos Inc.	7,824	205,302
Boyd Gaming Corp.[a,b]	13,130	87,183
Caesars Entertainment Corp.[a,b]	8,676	60,038
Choice Hotels International Inc.	6,297	211,705
Hyatt Hotels Corp. Class Aa	10,679	411,889
Las Vegas Sands Corp.	93,456	4,313,929
Marcus Corp.	4,715	58,796
Marriott International Inc. Class A	60,523	2,255,692
MGM Resorts International[a]	94,227	1,096,802
Monarch Casino & Resort Inc.[a,b]	2,052	22,387
Morgans Hotel Group Co.[a,b]	5,124	28,387
MTR Gaming Group Inc.[a,b]	5,380	22,435
Orient-Express Hotels Ltd. Class Aa,b	22,908	267,795
Red Lion Hotels Corp.[a,b]	3,409	26,897
Ryman Hospitality Properties Inc.[b]	9,008	346,458

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Starwood Hotels & Resorts Worldwide Inc.	46,999	$2,695,863
Wyndham Worldwide Corp.	34,761	1,849,633
Wynn Resorts Ltd.	18,954	2,132,135

		16,093,326
MACHINERY — 1.34%
AGCO Corp.[a]	23,032	1,131,332
Alamo Group Inc.	1,655	54,019
Albany International Corp. Class A	6,519	147,851
Altra Holdings Inc.	6,394	140,988
Applied Industrial Technologies Inc.	9,956	418,252
Astec Industries Inc.	4,700	156,651
Babcock & Wilcox Co. (The)	28,175	738,185
Briggs & Stratton Corp.	11,492	242,251
Cascade Corp.	2,178	140,045
Caterpillar Inc.	154,136	13,807,503
Chart Industries Inc.[a,b]	7,067	471,157
CNH Global NV	6,556	264,141
Cognex Corp.	10,107	372,140
Columbus McKinnon Corp.[a]	4,656	76,917
Cummins Inc.	45,234	4,901,104
Deere & Co.	93,909	8,115,616
DXP Enterprises Inc.[a,b]	2,064	101,280
Flow International Corp.[a]	10,966	38,381
Flowserve Corp.	12,199	1,790,813
Gardner Denver Inc.	11,867	812,890
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Global Power Equipment Group Inc.	4,098	70,281
Gorman-Rupp Co. (The)	3,651	108,909
Graco Inc.	14,339	738,315
Hurco Companies Inc.[a]	1,507	34,661
Hyster-Yale Materials Handling Inc.	2,755	134,444
IDEX Corp.	19,964	928,925
Intermec Inc.[a]	14,340	141,392
Intevac Inc.[a]	5,823	26,611
iRobot Corp.[a,b]	6,484	121,510
Joy Global Inc.	25,239	1,609,743
Kadant Inc.[a]	2,718	72,054
Lindsay Corp.	2,994	239,879
Manitowoc Co. Inc. (The)	31,276	490,408
Middleby Corp. (The)[a,b]	4,436	568,740
NACCO Industries Inc. Class A	1,279	77,623
Nordson Corp.	15,244	962,201
Robbins & Myers Inc.	9,135	543,076

Security	Shares	Value

Rockwell Automation Inc.	33,927	$2,849,529
Roper Industries Inc.	23,159	2,581,765
Sauer-Danfoss Inc.	2,737	146,074
Tennant Co.	4,441	195,182
Terex Corp.[a]	26,125	734,374
Twin Disc Inc.	1,953	34,041
Wabtec Corp.	11,425	1,000,144
Xylem Inc.	43,946	1,190,937
Zebra Technologies Corp. Class Aa	12,266	481,808

		50,004,199
MANUFACTURING — 3.05%
3M Co.	163,916	15,219,601
A.O. Smith Corp.	9,360	590,335
Actuant Corp. Class A	17,262	481,782
American Railcar Industries Inc.	2,276	72,217
AptarGroup Inc.	15,801	754,024
AZZ Inc.	5,960	229,043
Barnes Group Inc.	12,913	290,026
Blount International Inc.[a,b]	11,719	185,395
Carlisle Companies Inc.	14,759	867,239
Chase Corp.	1,498	27,863
CLARCOR Inc.	11,957	571,305
Colfax Corp.[a]	10,319	416,372
Crane Co.	11,588	536,293
Danaher Corp.	137,047	7,660,927
Donaldson Co. Inc.	35,279	1,158,562
Dover Corp.	43,647	2,868,044
Eaton Corp. PLC	108,671	5,889,968
EnPro Industries Inc.[a,b]	4,890	200,001
Fabrinet[a,b]	5,235	68,788
Federal Signal Corp.[a]	14,400	109,584
FreightCar America Inc.	2,772	62,148
General Electric Co.	2,506,970	52,621,300
GP Strategies Corp.[a,b]	3,445	71,139
Handy & Harman Ltd.[a,b]	1,375	20,721
Harsco Corp.	19,163	450,331
Hexcel Corp.[a]	23,554	635,016
Hillenbrand Inc.	13,039	294,812
Illinois Tool Works Inc.	100,392	6,104,838
Ingersoll-Rand PLC	70,985	3,404,441
ITT Corp.	21,905	513,891
John Bean Technologies Corp.	6,828	121,334

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Koppers Holdings Inc.	4,984	$190,140
Leggett & Platt Inc.	33,260	905,337
LSB Industries Inc.[a]	4,459	157,938
Lydall Inc.[a,b]	4,007	57,460
Movado Group Inc.	4,170	127,936
Myers Industries Inc.	7,933	120,185
NL Industries Inc.	1,556	17,816
Pall Corp.	27,605	1,663,477
Park-Ohio Holdings Corp.[a,b]	2,086	44,453
Parker Hannifin Corp.	35,904	3,053,994
PMFG Inc.[a,b]	4,890	44,450
Polypore International Inc.[a,b]	10,987	510,895
Proto Labs Inc.[a]	1,156	45,570
Raven Industries Inc.	8,609	226,933
Smith & Wesson Holding Corp.[a,b]	15,345	129,512
SPX Corp.	12,033	844,115
Standex International Corp.	2,956	151,613
STR Holdings Inc.[a,b]	7,011	17,668
Sturm, Ruger & Co. Inc.[b]	4,529	205,617
Textron Inc.	66,822	1,656,517
Tredegar Corp.	5,672	115,822
TriMas Corp.[a,b]	7,638	213,558
Trinity Industries Inc.	19,088	683,732

		113,682,078
MEDIA — 3.35%
AMC Networks Inc. Class Aa	13,554	670,923
Beasley Broadcast Group Inc. Class A	1,068	5,223
Belo Corp. Class A	22,361	171,509
Cablevision NY Group Class A	47,725	713,012
CBS Corp. Class B NVS	152,695	5,810,045
Central European Media Enterprises Ltd. Class Aa,b	8,512	52,179
Charter Communications Inc. Class Aa	11,558	881,182
Comcast Corp. Class A	635,838	23,767,624
Courier Corp.	2,103	23,133
Crown Media Holdings Inc. Class Aa,b	8,085	14,957
Cumulus Media Inc. Class Aa,b	14,758	39,404
Daily Journal Corp.[a]	220	20,361
Demand Media Inc.[a,b]	7,098	65,940
Digital Generation Inc.[a,b]	6,350	68,961
DIRECTV[a]	142,562	7,150,910

Security	Shares	Value

Discovery Communications Inc. Series Aa	56,289	$3,573,226
DISH Network Corp. Class A	48,659	1,771,188
Dolan Co. (The)[a,b]	7,045	27,405
E.W. Scripps Co. (The) Class Aa,b	7,052	76,232
Entercom Communications Corp. Class Aa,b	5,596	39,060
Entravision Communications Corp. Class A	11,651	19,341
FactSet Research Systems Inc.	10,641	937,046
Fisher Communications Inc.	2,118	57,165
Gannett Co. Inc.	55,705	1,003,247
John Wiley & Sons Inc. Class A	11,159	434,420
Journal Communications Inc. Class Aa	10,006	54,132
Liberty Global Inc. Series Aa	62,288	3,923,521
Liberty Media Corp. Series Aa	25,798	2,992,826
Lin TV Corp. Class Aa,b	7,695	57,943
Martha Stewart Living Omnimedia Inc. Class Aa	6,306	15,450
McClatchy Co. (The) Class Aa,b	13,379	43,749
McGraw-Hill Companies Inc. (The)	66,439	3,632,220
Meredith Corp.[b]	8,560	294,892
New York Times Co. (The) Class Aa,b	32,156	274,291
News Corp. Class A NVS	494,756	12,636,068
Nexstar Broadcasting Group Inc.[a]	2,546	26,962
Nielsen Holdings NVa	28,850	882,522
Outdoor Channel Holdings Inc.	3,341	25,392
Saga Communications Inc. Class A	838	38,967
Salem Communications Corp. Class A	2,443	13,339
Scholastic Corp.	6,129	181,173
Scripps Networks Interactive Inc. Class A	20,135	1,166,219
Sinclair Broadcast Group Inc. Class A	11,991	151,326
Sirius XM Radio Inc.	904,193	2,613,118
Thomson Reuters Corp.	88,393	2,568,701
Time Warner Cable Inc.	73,718	7,164,652
Time Warner Inc.	226,713	10,843,683
Value Line Inc.[b]	298	2,673
Viacom Inc. Class B NVS	124,491	6,565,655
Walt Disney Co. (The)	422,277	21,025,172
Washington Post Co. (The) Class B	1,025	374,340
World Wrestling Entertainment Inc. Class A	6,315	49,825

		125,012,504

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.29%
A.M. Castle & Co.[a,b]	3,860	$57,012
Ampco-Pittsburgh Corp.	1,967	39,301
CIRCOR International Inc.	4,189	165,842
Dynamic Materials Corp.	3,305	45,939
Eastern Co. (The)	1,495	23,651
Furmanite Corp.[a,b]	8,582	46,085
Haynes International Inc.	2,874	149,074
Kaydon Corp.	7,589	181,605
L.B. Foster Co. Class A	2,236	97,132
Mueller Industries Inc.	4,687	234,491
Mueller Water Products Inc. Class A	37,132	208,310
NN Inc.[a]	3,880	35,541
Northwest Pipe Co.[a,b]	2,309	55,093
Olympic Steel Inc.	2,105	46,605
Omega Flex Inc.	650	8,034
Precision Castparts Corp.	34,271	6,491,613
RBC Bearings Inc.[a,b]	5,236	262,166
Rexnord Corp.[a]	6,831	145,500
RTI International Metals Inc.[a,b]	7,121	196,255
Sun Hydraulics Corp.	4,945	128,966
Timken Co. (The)	20,679	989,076
Valmont Industries Inc.	5,525	754,439
Worthington Industries Inc.	12,343	320,795

		10,682,525
MINING — 0.66%
Alcoa Inc.	253,942	2,204,217
Allied Nevada Gold Corp.[a,b]	21,249	640,232
AMCOL International Corp.	5,980	183,466
Century Aluminum Co.[a,b]	12,273	107,511
Coeur d’Alene Mines Corp.[a]	21,298	523,931
Compass Minerals International Inc.	7,830	584,979
Freeport-McMoRan Copper & Gold Inc.	224,050	7,662,510
General Moly Inc.[a]	15,609	62,592
Globe Specialty Metals Inc.	14,499	199,361
Gold Reserve Inc.[a]	12,414	41,090
Gold Resource Corp.[b]	7,060	108,795
Golden Minerals Co.[a,b]	9,141	41,957
Golden Star Resources Ltd.[a,b]	61,775	113,666
Hecla Mining Co.	67,446	393,210
Horsehead Holding Corp.[a,b]	10,181	103,948

Security	Shares	Value

Kaiser Aluminum Corp.	4,556	$281,060
Materion Corp.	4,822	124,311
McEwen Mining Inc.[a,b]	51,353	196,682
Midway Gold Corp.[a]	30,530	42,437
Molycorp Inc.[a,b]	17,259	162,925
Newmont Mining Corp.	115,502	5,363,913
Noranda Aluminium Holding Corp.	7,903	48,287
Paramount Gold and Silver Corp.[a,b]	31,160	72,291
Revett Minerals Inc.[a]	5,828	16,435
Royal Gold Inc.	15,268	1,241,441
Southern Copper Corp.[b]	38,734	1,466,469
Stillwater Mining Co.[a]	27,355	349,597
Tahoe Resources Inc.[a]	19,155	350,920
United States Antimony Corp.[a,b]	12,731	22,407
United States Lime & Minerals Inc.[a,b]	387	18,235
Uranerz Energy Corp.[a,b]	14,976	20,817
Uranium Energy Corp.[a,b]	20,132	51,538
US Silica Holdings Inc.[b]	2,775	46,426
Vista Gold Corp.[a]	13,749	37,122
Vulcan Materials Co.	30,694	1,597,623

		24,482,401
MISCELLANEOUS — MANUFACTURING — 0.07%
Pentair Ltd. Registered	49,900	2,452,585

		2,452,585
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.	40,148	427,175
Xerox Corp.	302,462	2,062,791

		2,489,966
OFFICE FURNISHINGS — 0.03%
CompX International Inc.	268	3,787
Herman Miller Inc.	13,814	295,896
HNI Corp.	10,760	323,445
Interface Inc.	13,875	223,110
Knoll Inc.	11,331	174,044
Steelcase Inc. Class A	17,954	228,734

		1,249,016
OIL & GAS — 7.79%
Abraxas Petroleum Corp.[a,b]	19,101	41,831
Adams Resources & Energy Inc.	523	18,342

226

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Alon USA Energy Inc.	2,259	$40,865
Anadarko Petroleum Corp.	117,974	8,766,648
Apache Corp.	92,235	7,240,447
Apco Oil and Gas International Inc.[b]	2,132	26,245
Approach Resources Inc.[a,b]	8,149	203,806
Arabian American Development Co.[a]	4,722	39,240
Atwood Oceanics Inc.[a,b]	13,479	617,203
Berry Petroleum Co. Class A	12,374	415,148
Bill Barrett Corp.[a]	11,387	202,575
Bonanza Creek Energy Inc.[a,b]	2,388	66,363
BPZ Resources Inc.[a,b]	24,469	77,077
Cabot Oil & Gas Corp.	49,921	2,483,071
Callon Petroleum Co.[a,b]	9,667	45,435
Carrizo Oil & Gas Inc.[a,b]	9,415	196,962
Cheniere Energy Inc.[a]	50,860	955,151
Chesapeake Energy Corp.	157,579	2,618,963
Chevron Corp.	466,762	50,475,643
Cimarex Energy Co.	20,308	1,172,381
Clayton Williams Energy Inc.[a,b]	1,423	56,920
Cobalt International Energy Inc.[a,b]	43,940	1,079,166
Comstock Resources Inc.[a]	11,440	173,087
Concho Resources Inc.[a]	24,142	1,944,879
ConocoPhillips	298,736	17,323,701
Contango Oil & Gas Co.	3,000	127,080
Continental Resources Inc.[a]	9,994	734,459
Crimson Exploration Inc.[a,b]	5,074	13,903
CVR Energy Inc.[a]	3,926	191,550
Delek US Holdings Inc.	4,050	102,546
Denbury Resources Inc.[a]	92,593	1,500,007
Devon Energy Corp.	95,230	4,955,769
Diamond Offshore Drilling Inc.	16,440	1,117,262
Diamondback Energy Inc.[a]	3,592	68,679
Emerald Oil Inc.[a,b]	3,604	18,885
Endeavour International Corp.[a,b]	10,953	56,737
Energen Corp.	17,073	769,822
Energy XXI (Bermuda) Ltd.	18,720	602,597
EOG Resources Inc.	63,651	7,688,404
EPL Oil & Gas Inc.[a,b]	6,531	147,274
EQT Corp.	31,329	1,847,784
Evolution Petroleum Corp.[a,b]	3,683	29,943
EXCO Resources Inc.	29,269	198,151
Exxon Mobil Corp.	1,106,578	95,774,326
Forest Oil Corp.[a,b]	27,883	186,537

Security	Shares	Value

FX Energy Inc.[a,b]	12,291	$50,516
Gastar Exploration Ltd.[a]	13,454	16,279
Goodrich Petroleum Corp.[a,b]	6,236	58,120
Gulfport Energy Corp.[a]	13,168	503,281
Halcon Resources Corp.[a]	26,365	182,446
Harvest Natural Resources Inc.[a]	8,800	79,816
Helmerich & Payne Inc.	22,739	1,273,611
Hercules Offshore Inc.[a,b]	37,484	231,651
Hess Corp.	72,284	3,828,161
HollyFrontier Corp.	49,212	2,290,819
Isramco Inc.[a,b]	237	24,646
Kodiak Oil & Gas Corp.[a]	62,588	553,904
Kosmos Energy Ltd.[a,b]	16,718	206,467
Laredo Petroleum Holdings Inc.[a,b]	4,922	89,384
Magnum Hunter Resources Corp.[a,b]	34,978	139,562
Marathon Oil Corp.	166,086	5,092,197
Marathon Petroleum Corp.	80,227	5,054,301
Matador Resources Co.[a,b]	3,307	27,117
McMoRan Exploration Co.[a,b]	23,990	385,039
Midstates Petroleum Co. Inc.[a]	5,675	39,101
Miller Energy Resources Inc.[a]	8,788	34,800
Murphy Oil Corp.	46,180	2,750,019
Nabors Industries Ltd.[a]	68,787	993,972
Newfield Exploration Co.[a]	31,932	855,139
Noble Energy Inc.	41,798	4,252,528
Northern Oil and Gas Inc.[a,b]	14,994	252,199
Oasis Petroleum Inc.[a]	18,958	602,864
Occidental Petroleum Corp.	191,593	14,677,940
Panhandle Oil and Gas Inc.	1,638	46,241
Parker Drilling Co.[a]	28,291	130,139
Patterson-UTI Energy Inc.	36,906	687,559
PDC Energy Inc.[a,b]	7,084	235,260
Penn Virginia Corp.	12,790	56,404
PetroCorp Inc. Escrow[a,d]	1,248	—
PetroQuest Energy Inc.[a,b]	13,128	64,984
Phillips 66	147,624	7,838,834
Pioneer Natural Resources Co.	29,244	3,117,118
Plains Exploration & Production Co.[a]	30,583	1,435,566
QEP Resources Inc.	42,269	1,279,483
Quicksilver Resources Inc.[a,b]	27,496	78,639
Range Resources Corp.	38,650	2,428,379
Resolute Energy Corp.[a,b]	11,432	92,942
Rex Energy Corp.[a,b]	10,241	133,338

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Rosetta Resources Inc.[a]	12,529	$568,315
Rowan Companies PLC[a]	29,406	919,526
Sanchez Energy Corp.[a]	2,742	49,356
SandRidge Energy Inc.[a,b]	116,154	737,578
SM Energy Co.	15,216	794,427
Southwestern Energy Co.[a]	83,013	2,773,464
Stone Energy Corp.[a,b]	11,766	241,438
Swift Energy Co.[a,b]	10,187	156,778
Synergy Resources Corp.[a,b]	9,346	50,375
Tesoro Corp.	33,264	1,465,279
Triangle Petroleum Corp.[a,b]	10,543	63,153
Ultra Petroleum Corp.[a,b]	36,270	657,575
Unit Corp.[a]	11,482	517,264
VAALCO Energy Inc.[a,b]	13,720	118,678
Valero Energy Corp.	131,346	4,481,525
Vantage Drilling Co.[a,b]	45,387	83,058
W&T Offshore Inc.	8,215	131,686
Warren Resources Inc.[a,b]	16,575	46,576
Western Refining Inc.	13,536	381,580
Whiting Petroleum Corp.[a]	27,887	1,209,459
WPX Energy Inc.[a]	47,168	701,860
ZaZa Energy Corp.[a,b]	5,930	12,156

		290,744,735
OIL & GAS SERVICES — 1.52%
Baker Hughes Inc.	104,320	4,260,429
Basic Energy Services Inc.[a,b]	7,297	83,259
Bolt Technology Corp.	2,027	28,925
C&J Energy Services Inc.[a,b]	10,548	226,149
Cal Dive International Inc.[a,b]	22,059	38,162
Cameron International Corp.[a]	58,549	3,305,677
CARBO Ceramics Inc.	4,653	364,516
Dawson Geophysical Co.[a,b]	1,833	48,355
Dresser-Rand Group Inc.[a]	17,927	1,006,422
Dril-Quip Inc.[a,b]	9,551	697,701
Edgen Group Inc.[a,b]	3,565	25,169
Exterran Holdings Inc.[a,b]	15,351	336,494
Flotek Industries Inc.[a,b]	11,546	140,861
FMC Technologies Inc.[a]	56,898	2,436,941
Forbes Energy Services Ltd.[a]	3,531	8,933
Forum Energy Technologies Inc.[a]	5,256	130,086
Geospace Technologies Corp.[a,b]	3,023	268,654
Global Geophysical Services Inc.[a,b]	4,654	17,918

Security	Shares	Value

Gulf Island Fabrication Inc.	3,429	$82,399
Halliburton Co.	217,879	7,558,223
Helix Energy Solutions Group Inc.[a]	25,062	517,280
Hornbeck Offshore Services Inc.[a,b]	8,329	286,018
ION Geophysical Corp.[a,b]	31,508	205,117
Key Energy Services Inc.[a]	35,688	248,032
Lufkin Industries Inc.	7,988	464,342
Matrix Service Co.[a,b]	6,081	69,931
Mitcham Industries Inc.[a,b]	2,964	40,399
MRC Global Inc.[a]	5,378	149,401
National Oilwell Varco Inc.	100,552	6,872,729
Natural Gas Services Group Inc.[a,b]	2,822	46,337
Newpark Resources Inc.[a,b]	21,295	167,166
Oceaneering International Inc.	25,841	1,389,987
Oil States International Inc.[a]	12,985	928,947
Pioneer Energy Services Corp.[a]	14,493	105,219
RPC Inc.[b]	14,497	177,443
Schlumberger Ltd.	315,815	21,882,821
SEACOR Holdings Inc.	5,007	419,587
Superior Energy Services Inc.[a]	37,365	774,203
Targa Resources Corp.	6,866	362,799
Tesco Corp.[a]	7,209	82,111
TETRA Technologies Inc.[a,b]	18,584	141,053
TGC Industries Inc.	3,470	28,419
Thermon Group Holdings Inc.[a,b]	3,489	78,607
Willbros Group Inc.[a]	9,050	48,508

		56,551,729
PACKAGING & CONTAINERS — 0.25%
AEP Industries Inc.[a,b]	995	58,934
Ball Corp.	37,345	1,671,189
Bemis Co. Inc.	24,476	818,967
Berry Plastics Group Inc.[a,b]	7,185	115,535
Crown Holdings Inc.[a]	35,539	1,308,191
Graphic Packaging Holding Co.[a]	39,624	255,971
Greif Inc. Class A	7,393	328,988
Owens-Illinois Inc.[a]	39,505	840,271
Packaging Corp. of America	23,240	894,043
Rock-Tenn Co. Class A	16,747	1,170,783
Sealed Air Corp.	46,505	814,302
Silgan Holdings Inc.	11,592	482,111
Sonoco Products Co.	23,884	710,071
UFP Technologies Inc.[a]	1,289	23,099

		9,492,455

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

PHARMACEUTICALS — 6.18%
Abbott Laboratories	372,529	$24,400,650
Achillion Pharmaceuticals Inc.[a,b]	13,941	111,807
Acura Pharmaceuticals Inc.[a,b]	2,503	5,557
Akorn Inc.[a,b]	13,482	180,120
Align Technology Inc.[a,b]	16,978	471,140
Alkermes PLC[a]	28,941	535,987
Allergan Inc.	71,587	6,566,676
Allos Therapeutics Inc. Escrow[a,d]	17,006	—
AmerisourceBergen Corp.	55,420	2,393,036
Amicus Therapeutics Inc.[a,b]	7,161	19,191
Ampio Pharmaceuticals Inc.[a,b]	6,395	22,958
Anacor Pharmaceuticals Inc.[a,b]	5,052	26,270
Anika Therapeutics Inc.[a,b]	2,792	27,752
Antares Pharma Inc.[a,b]	25,009	95,284
Array BioPharma Inc.[a]	35,312	131,361
Auxilium Pharmaceuticals Inc.[a,b]	11,444	212,057
AVANIR Pharmaceuticals Inc. Class Aa,b	32,113	84,457
BioDelivery Sciences International Inc.[a,b]	5,096	21,964
BioMarin Pharmaceutical Inc.[a,b]	28,958	1,426,182
BioScrip Inc.[a,b]	10,420	112,223
BioSpecifics Technologies Corp.[a,b]	1,136	16,983
Bristol-Myers Squibb Co.	398,973	13,002,530
Cadence Pharmaceuticals Inc.[a,b]	14,279	68,396
Cardinal Health Inc.	82,258	3,387,384
Catamaran Corp.[a,b]	47,665	2,245,498
Cempra Inc.[a,b]	1,053	6,739
ChemoCentryx Inc.[a,b]	1,239	13,555
Clovis Oncology Inc.[a,b]	3,255	52,080
Corcept Therapeutics Inc.[a,b]	11,750	16,803
Cornerstone Therapeutics Inc.[a,b]	1,861	8,803
Cumberland Pharmaceuticals Inc.[a,b]	2,834	11,903
Cytori Therapeutics Inc.[a,b]	12,687	35,777
DENTSPLY International Inc.	33,836	1,340,244
Depomed Inc.[a]	13,044	80,742
Derma Sciences Inc.[a,b]	2,237	24,853
Durata Therapeutics Inc.[a,b]	2,129	16,266
Dyax Corp.[a,b]	22,898	79,685
Eli Lilly and Co.	242,012	11,936,032
Endo Health Solutions Inc.[a]	27,769	729,492
Endocyte Inc.[a]	7,027	63,102

Security	Shares	Value

Express Scripts Holding Co.[a]	190,225	$10,272,150
Forest Laboratories Inc.[a]	63,260	2,234,343
Furiex Pharmaceuticals Inc.[a,b]	1,738	33,474
Herbalife Ltd.[b]	25,259	832,031
Hi-Tech Pharmacal Co. Inc.	2,585	90,423
Hyperion Therapeutics Inc.[a,b]	877	9,893
Idenix Pharmaceuticals Inc.[a,b]	21,379	103,688
Impax Laboratories Inc.[a]	15,854	324,848
Infinity Pharmaceuticals Inc.[a,b]	7,358	257,530
Ironwood Pharmaceuticals Inc. Class Aa	17,770	197,069
Isis Pharmaceuticals Inc.[a,b]	23,783	248,770
Jazz Pharmaceuticals PLC[a]	9,809	521,839
Johnson & Johnson	649,798	45,550,840
Keryx Biopharmaceuticals Inc.[a,b]	16,068	42,098
Lannett Co. Inc.[a,b]	3,755	18,625
MannKind Corp.[a,b]	26,748	61,788
MAP Pharmaceuticals Inc.[a,b]	6,702	105,288
McKesson Corp.	55,465	5,377,886
Mead Johnson Nutrition Co. Class A	48,423	3,190,591
Medivation Inc.[a,b]	17,200	879,952
Merck & Co. Inc.	719,912	29,473,197
Mylan Inc.[a]	96,491	2,651,573
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,768	33,751
Nature’s Sunshine Products Inc.	2,790	40,399
Nektar Therapeutics[a,b]	27,023	200,240
Neogen Corp.[a,b]	5,557	251,843
Neurocrine Biosciences Inc.[a,b]	15,709	117,503
Nutraceutical International Corp.	1,920	31,757
Obagi Medical Products Inc.[a,b]	4,292	58,328
Omega Protein Corp.[a,b]	4,486	27,454
Omnicare Inc.	26,769	966,361
Onyx Pharmaceuticals Inc.[a,b]	15,368	1,160,745
Opko Health Inc.[a,b]	25,238	121,395
Optimer Pharmaceuticals Inc.[a,b]	11,199	101,351
Orexigen Therapeutics Inc.[a,b]	14,302	75,372
Osiris Therapeutics Inc.[a,b]	3,852	34,591
Pacira Pharmaceuticals Inc.[a,b]	4,377	76,466
Pain Therapeutics Inc.[a]	9,214	24,970
Patterson Companies Inc.	22,124	757,305
Pernix Therapeutics Holdings[a,b]	2,159	16,732
Perrigo Co.	22,221	2,311,651

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Pfizer Inc.	1,771,681	$44,433,760
Pharmacyclics Inc.[a,b]	12,914	747,721
PharMerica Corp.[a,b]	7,068	100,648
POZEN Inc.[a,b]	6,140	30,761
Progenics Pharmaceuticals Inc.[a]	7,166	21,355
Questcor Pharmaceuticals Inc.[b]	12,710	339,611
Raptor Pharmaceutical Corp.[a,b]	11,579	67,737
Repros Therapeutics Inc.[a,b]	4,313	67,930
Rigel Pharmaceuticals Inc.[a,b]	20,061	130,397
Sagent Pharmaceuticals Inc.[a,b]	2,251	36,219
Salix Pharmaceuticals Ltd.[a]	13,801	558,665
Santarus Inc.[a]	12,852	141,115
SciClone Pharmaceuticals Inc.[a]	13,443	57,939
SIGA Technologies Inc.[a,b]	7,975	20,895
Star Scientific Inc.[a,b]	34,476	92,396
Sucampo Pharmaceuticals Inc. Class Aa,b	2,495	12,226
Supernus Pharmaceuticals Inc.[a]	843	6,044
Synageva BioPharma Corp.[a,b]	2,474	114,521
Synergy Pharmaceuticals Inc.[a]	9,753	51,301
Synta Pharmaceuticals Corp.[a,b]	8,808	79,448
Synutra International Inc.[a,b]	4,032	18,668
Targacept Inc.[a,b]	6,380	27,944
TESARO Inc.[a,b]	1,125	19,069
Theravance Inc.[a,b]	14,322	318,951
Threshold Pharmaceuticals Inc.[a,b]	10,655	44,858
USANA Health Sciences Inc.[a,b]	1,426	46,958
Vanda Pharmaceuticals Inc.[a,b]	6,503	24,061
VCA Antech Inc.[a]	20,664	434,977
Ventrus Biosciences Inc.[a,b]	2,952	6,376
ViroPharma Inc.[a]	14,288	325,195
VIVUS Inc.[a,b]	23,583	316,484
Warner Chilcott PLC Class A	39,815	479,373
Watson Pharmaceuticals Inc.[a]	30,279	2,603,994
XenoPort Inc.[a,b]	10,225	79,448
Zogenix Inc.[a,b]	12,696	16,886

		230,741,580
PIPELINES — 0.43%
Crosstex Energy Inc.	9,643	138,281
Kinder Morgan Inc.	116,074	4,100,894

Security	Shares	Value

ONEOK Inc.	49,495	$2,115,911
SemGroup Corp. Class Aa	9,882	386,189
Spectra Energy Corp.	154,981	4,243,380
Williams Companies Inc. (The)	159,411	5,219,116

		16,203,771
REAL ESTATE — 0.14%
Alexander & Baldwin Inc.[a]	9,994	293,524
AV Homes Inc.[a,b]	2,365	33,630
CBRE Group Inc. Class Aa	78,260	1,557,374
Consolidated-Tomoka Land Co.	968	30,018
Forest City Enterprises Inc. Class Aa	36,628	591,542
Forestar Group Inc.[a,b]	8,169	141,569
HFF Inc. Class A	7,736	115,266
Howard Hughes Corp. (The)[a]	6,469	472,366
Jones Lang LaSalle Inc.	10,358	869,451
Kennedy-Wilson Holdings Inc.	10,211	142,750
Realogy Holdings Corp.[a]	11,693	490,638
St. Joe Co. (The)[a,b]	15,409	355,640
Thomas Properties Group Inc.	7,666	41,473

		5,135,241
REAL ESTATE INVESTMENT TRUSTS — 3.61%
Acadia Realty Trust	12,935	324,410
AG Mortgage Investment Trust Inc.	5,386	126,463
Agree Realty Corp.	2,666	71,422
Alexander’s Inc.	519	171,685
Alexandria Real Estate Equities Inc.	14,726	1,020,806
American Assets Trust Inc.	7,827	218,608
American Campus Communities Inc.	24,514	1,130,831
American Capital Agency Corp.	81,305	2,352,967
American Capital Mortgage Investment Corp.	8,592	202,513
American Realty Capital Trust Inc.	37,458	432,640
American Tower Corp.	93,098	7,193,682
AmREIT Inc.	1,012	17,356
Annaly Capital Management Inc.	231,607	3,251,762
Anworth Mortgage Asset Corp.[b]	32,464	187,642
Apartment Investment and Management Co. Class A	34,026	920,744
Apollo Commercial Real Estate Finance Inc.[b]	5,466	88,713

230

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Apollo Residential Mortgage Inc.	5,703	$115,144
Ares Commercial Real Estate Corp.	1,829	30,032
ARMOUR Residential REIT Inc.	70,507	456,180
Ashford Hospitality Trust Inc.[b]	12,832	134,864
Associated Estates Realty Corp.[b]	11,682	188,314
AvalonBay Communities Inc.	27,063	3,669,472
BioMed Realty Trust Inc.	36,547	706,454
Boston Properties Inc.	35,585	3,765,249
Brandywine Realty Trust	33,850	412,631
BRE Properties Inc. Class A	18,193	924,750
Camden Property Trust	19,061	1,300,151
Campus Crest Communities Inc.	9,075	111,259
CapLease Inc.	15,770	87,839
Capstead Mortgage Corp.	23,365	267,997
CBL & Associates Properties Inc.	35,287	748,437
Cedar Realty Trust Inc.[b]	14,209	75,024
Chatham Lodging Trust	3,221	49,539
Chesapeake Lodging Trust	9,627	201,012
Chimera Investment Corp.	243,682	636,010
Colonial Properties Trust	20,803	444,560
Colony Financial Inc.	12,640	246,480
CommonWealth REIT	19,831	314,123
CoreSite Realty Corp.	4,897	135,451
Corporate Office Properties Trust	19,089	476,843
Cousins Properties Inc.[b]	21,560	180,026
CreXus Investment Corp.	15,849	194,150
CubeSmart[b]	29,222	425,765
CYS Investments Inc.	41,342	488,249
DCT Industrial Trust Inc.	58,583	380,204
DDR Corp.[b]	56,293	881,548
DiamondRock Hospitality Co.[b]	44,719	402,471
Digital Realty Trust Inc.	29,021	1,970,236
Douglas Emmett Inc.	33,148	772,348
Duke Realty Corp.	63,181	876,320
DuPont Fabros Technology Inc.[b]	14,477	349,764
Dynex Capital Inc.	13,018	122,890
EastGroup Properties Inc.[b]	6,759	363,702
Education Realty Trust Inc.[b]	26,778	284,918
Entertainment Properties Trust[b]	11,131	513,250
Equity Lifestyle Properties, Inc.	9,800	659,442
Equity One Inc.[b]	12,988	272,878
Equity Residential	76,757	4,349,819
Essex Property Trust Inc.[b]	8,414	1,233,913

Security	Shares	Value

Excel Trust Inc.	12,000	$152,040
Extra Space Storage Inc.	26,174	952,472
Federal Realty Investment Trust	15,230	1,584,225
FelCor Lodging Trust Inc.[a,b]	29,793	139,133
First Industrial Realty Trust Inc.[a,b]	23,675	333,344
First Potomac Realty Trust[b]	12,093	149,469
Franklin Street Properties Corp.[b]	17,131	210,883
General Growth Properties Inc.	125,620	2,493,557
Getty Realty Corp.[b]	6,162	111,286
Gladstone Commercial Corp.[b]	2,693	48,339
Glimcher Realty Trust[b]	33,055	366,580
Government Properties Income Trust	10,128	242,768
Gramercy Capital Corp.[a,b]	10,914	32,087
Gyrodyne Co. of America Inc.	268	19,312
Hatteras Financial Corp.	23,208	575,790
HCP Inc.	107,373	4,851,112
Health Care REIT Inc.	61,550	3,772,399
Healthcare Realty Trust Inc.[b]	20,598	494,558
Hersha Hospitality Trust[b]	40,674	203,370
Highwoods Properties Inc.[b]	15,797	528,410
Home Properties Inc.	12,394	759,876
Hospitality Properties Trust	29,272	685,550
Host Hotels & Resorts Inc.	171,245	2,683,409
Hudson Pacific Properties Inc.	8,502	179,052
Inland Real Estate Corp.[b]	18,299	153,346
Invesco Mortgage Capital Inc.	27,305	538,182
Investors Real Estate Trust[b]	21,519	187,861
iStar Financial Inc.[a,b]	19,990	162,918
Javelin Mortgage Investment Corp.	2,732	52,154
Kilroy Realty Corp.[b]	17,694	838,165
Kimco Realty Corp.[b]	96,914	1,872,378
Kite Realty Group Trust	15,300	85,527
LaSalle Hotel Properties	20,246	514,046
Lexington Realty Trust[b]	31,160	325,622
Liberty Property Trust	24,563	878,618
LTC Properties Inc.	7,232	254,494
Macerich Co. (The)	31,592	1,841,814
Mack-Cali Realty Corp.	20,884	545,281
Medical Properties Trust Inc.[b]	32,745	391,630
MFA Financial Inc.	84,754	687,355
Mid-America Apartment Communities Inc.	9,701	628,140

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Monmouth Real Estate Investment Corp. Class Ab	9,539	$98,824
National Health Investors Inc.[b]	5,807	328,270
National Retail Properties Inc.[b]	25,399	792,449
New York Mortgage Trust Inc.[b]	11,552	73,009
NorthStar Realty Finance Corp.[b]	39,204	275,996
Omega Healthcare Investors Inc.[b]	27,334	651,916
One Liberty Properties Inc.[b]	2,738	55,554
Parkway Properties Inc.	3,729	52,169
Pebblebrook Hotel Trust	13,557	313,167
Pennsylvania Real Estate Investment Trust[b]	13,350	235,494
PennyMac Mortgage Investment Trust[c]	13,975	353,428
Piedmont Office Realty Trust Inc. Class A	41,414	747,523
Plum Creek Timber Co. Inc.	38,487	1,707,668
Post Properties Inc.	12,866	642,657
Potlatch Corp.	9,591	375,871
Prologis Inc.	109,312	3,988,795
PS Business Parks Inc.	4,355	282,988
Public Storage	33,583	4,868,192
RAIT Financial Trust	11,779	66,551
Ramco-Gershenson Properties Trust[b]	10,870	144,680
Rayonier Inc.[b]	29,216	1,514,265
Realty Income Corp.[b]	31,616	1,271,279
Redwood Trust Inc.[b]	18,757	316,806
Regency Centers Corp.	21,301	1,003,703
Resource Capital Corp.[b]	24,462	136,987
Retail Opportunity Investments Corp.[b]	11,884	152,828
Retail Properties of America Inc. Class A	20,137	241,040
RLJ Lodging Trust	25,243	488,957
Rouse Properties Inc.[b]	5,252	88,864
Sabra Healthcare REIT Inc.	8,751	190,072
Saul Centers Inc.	1,782	76,252
Select Income REIT	2,162	53,553
Senior Housing Properties Trust	41,796	988,057
Simon Property Group Inc.	71,608	11,320,509
SL Green Realty Corp.[b]	21,301	1,632,722
Sovran Self Storage Inc.	6,868	426,503
Spirit Realty Capital Inc.	8,098	143,982
STAG Industrial Inc.	7,374	132,511

Security	Shares	Value

Starwood Property Trust Inc.	31,994	$734,582
Strategic Hotels & Resorts Inc.[a]	42,738	273,523
Summit Hotel Properties Inc.	9,938	94,411
Sun Communities Inc.[b]	7,168	285,932
Sunstone Hotel Investors Inc.[a,b]	32,310	346,040
Tanger Factory Outlet Centers Inc.	21,991	752,092
Taubman Centers Inc.	13,046	1,026,981
Terreno Realty Corp.	3,162	48,821
Two Harbors Investment Corp.	70,621	782,481
UDR Inc.	58,584	1,393,128
UMH Properties Inc.	3,063	31,641
Universal Health Realty Income Trust	2,760	139,684
Urstadt Biddle Properties Inc. Class Ab	5,899	116,092
Ventas Inc.	68,673	4,444,517
Vornado Realty Trust	44,089	3,530,647
Washington Real Estate Investment Trust[b]	15,739	411,575
Weingarten Realty Investors[b]	28,784	770,548
Western Asset Mortgage Capital Corp.	4,368	86,355
Weyerhaeuser Co.	127,759	3,554,255
Whitestone REIT Class B	3,313	46,548
Winthrop Realty Trust	6,960	76,908

		134,639,356
RETAIL — 6.20%
Abercrombie & Fitch Co. Class A	18,592	891,858
Advance Auto Parts Inc.	17,430	1,261,060
Aeropostale Inc.[a]	19,250	250,442
AFC Enterprises Inc.[a,b]	5,775	150,901
America’s Car-Mart Inc.[a,b]	1,882	76,259
American Eagle Outfitters Inc.	46,451	952,710
ANN INC.[a]	11,563	391,292
Asbury Automotive Group Inc.[a,b]	6,554	209,925
Ascena Retail Group Inc.[a]	29,043	537,005
AutoNation Inc.[a]	8,273	328,438
AutoZone Inc.[a]	9,037	3,202,984
Barnes & Noble Inc.[a,b]	6,715	101,329
bebe stores inc.	8,907	35,539
Bed Bath & Beyond Inc.[a]	55,238	3,088,357
Best Buy Co. Inc.	63,793	755,947
Big 5 Sporting Goods Corp.	3,898	51,064

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Big Lots Inc.[a]	14,348	$408,344
Biglari Holdings Inc.[a,b]	301	117,396
BJ’s Restaurants Inc.[a,b]	5,823	191,577
Bloomin’ Brands Inc.[a]	4,549	71,146
Bob Evans Farms Inc.	6,894	277,139
Body Central Corp.[a]	3,831	38,157
Bon-Ton Stores Inc. (The)	3,204	38,832
Bravo Brio Restaurant Group Inc.[a]	4,640	62,315
Brinker International Inc.	17,885	554,256
Brown Shoe Co. Inc.	10,246	188,219
Buckle Inc. (The)[b]	6,542	292,035
Buffalo Wild Wings Inc.[a,b]	4,389	319,607
Cabela’s Inc.[a]	11,227	468,727
Caribou Coffee Co. Inc.[a,b]	5,019	81,258
CarMax Inc.[a]	54,342	2,039,999
Carrols Restaurant Group Inc.[a,b]	3,634	21,731
Casey’s General Stores Inc.	9,027	479,334
Cash America International Inc.	6,940	275,310
Casual Male Retail Group Inc.[a,b]	9,770	41,034
Cato Corp. (The) Class A	6,525	178,981
CEC Entertainment Inc.	4,330	143,713
Cheesecake Factory Inc. (The)	12,740	416,853
Chico’s FAS Inc.	39,774	734,228
Children’s Place Retail Stores Inc. (The)[a]	5,710	252,896
Chipotle Mexican Grill Inc.[a]	7,528	2,239,279
Chuy’s Holdings Inc.[a]	1,662	37,129
Citi Trends Inc.[a,b]	3,476	47,830
Coinstar Inc.[a,b]	7,427	386,278
Conn’s Inc.[a,b]	3,689	113,179
Copart Inc.[a]	24,171	713,044
Costco Wholesale Corp.	102,319	10,106,048
Cracker Barrel Old Country Store Inc.	4,539	291,676
CVS Caremark Corp.	302,721	14,636,560
Darden Restaurants Inc.	30,502	1,374,725
Del Frisco’s Restaurant Group Inc.[a]	1,443	22,496
Denny’s Corp.[a]	22,721	110,878
Destination Maternity Corp.	3,188	68,733
Dick’s Sporting Goods Inc.	22,003	1,000,916
Dillard’s Inc. Class A	6,967	583,626
DineEquity Inc.[a,b]	3,644	244,148
Dollar General Corp.[a]	43,839	1,932,862
Dollar Tree Inc.[a]	55,198	2,238,831
Domino’s Pizza Inc.	13,910	605,780

Security	Shares	Value

DSW Inc. Class A	7,802	$512,513
Dunkin’ Brands Group Inc.	16,848	559,017
Einstein Noah Restaurant Group Inc.	1,576	19,243
Express Inc.[a]	21,155	319,229
EZCORP Inc. Class A NVS[a]	11,351	225,431
Family Dollar Stores Inc.	23,043	1,461,157
Fiesta Restaurant Group Inc.[a,b]	3,790	58,063
Fifth & Pacific Companies Inc.[a]	25,708	320,065
Finish Line Inc. (The) Class A	12,025	227,633
First Cash Financial Services Inc.[a,b]	6,775	336,175
Five Below Inc.[a,b]	2,734	87,597
Foot Locker Inc.	35,998	1,156,256
Francesca’s Holdings Corp.[a,b]	8,213	213,209
Fred’s Inc. Class A	8,695	115,730
Frisch’s Restaurants Inc.	756	13,986
GameStop Corp. Class Ab	29,448	738,850
Gap Inc. (The)	72,043	2,236,215
Genesco Inc.[a,b]	5,808	319,440
GNC Holdings Inc. Class A	16,285	541,965
Gordmans Stores Inc.[a,b]	1,998	30,010
Group 1 Automotive Inc.	5,423	336,172
Guess? Inc.	15,326	376,100
Haverty Furniture Companies Inc.	4,397	71,715
hhgregg Inc.[a,b]	3,688	25,890
Hibbett Sports Inc.[a]	6,234	328,532
Home Depot Inc. (The)	362,460	22,418,151
Hot Topic Inc.	9,912	95,651
HSN Inc.	8,026	442,072
Ignite Restaurant Group Inc.[a]	1,590	20,670
J.C. Penney Co. Inc.[b]	37,840	745,826
Jack in the Box Inc.[a]	10,545	301,587
Jamba Inc.[a,b]	16,421	36,783
Jos. A. Bank Clothiers Inc.[a,b]	6,591	280,645
Kirkland’s Inc.[a]	3,002	31,791
Kohl’s Corp.	54,126	2,326,335
Krispy Kreme Doughnuts Inc.[a]	14,038	131,676
Limited Brands Inc.	57,344	2,698,609
Lithia Motors Inc. Class A	5,115	191,403
Lowe’s Companies Inc.	265,493	9,430,311
Luby’s Inc.[a,b]	4,896	32,754
Lumber Liquidators Holdings Inc.[a,b]	6,496	343,184
Macy’s Inc.	98,495	3,843,275

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

MarineMax Inc.[a,b]	4,791	$42,832
Mattress Firm Holding Corp.[a,b]	2,611	64,048
McDonald’s Corp.	240,680	21,230,383
Men’s Wearhouse Inc. (The)	12,047	375,385
MSC Industrial Direct Co. Inc. Class A	10,804	814,406
Nathan’s Famous Inc.[a,b]	652	21,972
New York & Co. Inc.[a,b]	6,301	24,007
Nordstrom Inc.	37,426	2,002,291
Nu Skin Enterprises Inc. Class A	12,679	469,757
O’Reilly Automotive Inc.[a]	28,282	2,528,976
Office Depot Inc.[a]	67,167	220,308
OfficeMax Inc.	20,642	201,466
Orchard Supply Hardware Stores Corp. Class Aa	394	2,920
Panera Bread Co. Class Aa,b	6,732	1,069,244
Pantry Inc. (The)[a,b]	5,561	67,455
Papa John’s International Inc.[a,b]	4,247	233,330
PC Connection Inc.	2,140	24,610
Penske Automotive Group Inc.	10,012	301,261
Pep Boys - Manny, Moe & Jack (The)	12,513	123,003
Perfumania Holdings Inc.[a]	1,209	5,948
PetMed Express Inc.	4,705	52,225
PetSmart Inc.	25,817	1,764,334
Pier 1 Imports Inc.	22,951	459,020
PriceSmart Inc.	4,306	331,777
PVH Corp.	16,778	1,862,526
RadioShack Corp.[b]	23,484	49,786
Red Robin Gourmet Burgers Inc.[a,b]	3,481	122,844
Regis Corp.	13,580	229,774
Restoration Hardware Holdings Inc.[a,b]	1,591	53,664
Rite Aid Corp.[a]	156,146	212,359
Ross Stores Inc.	53,808	2,913,703
Roundy’s Inc.[b]	4,896	21,787
Ruby Tuesday Inc.[a,b]	15,063	118,395
rue21 Inc.[a,b]	3,604	102,318
Rush Enterprises Inc. Class Aa,b	7,878	162,838
Ruth’s Hospitality Group Inc.[a]	8,151	59,258
Saks Inc.[a,b]	25,939	272,619
Sally Beauty Holdings Inc.[a]	36,714	865,349
Sears Holdings Corp.[a,b]	8,658	358,095
Sears Hometown and Outlet Stores Inc.[a]	1,864	60,692
Shoe Carnival Inc.	3,394	69,543
Signet Jewelers Ltd.[b]	20,184	1,077,826

Security	Shares	Value

Sonic Automotive Inc. Class A	9,536	$199,207
Sonic Corp.[a,b]	14,308	148,946
Stage Stores Inc.	7,232	179,209
Staples Inc.	159,957	1,823,510
Starbucks Corp.	179,127	9,604,790
Stein Mart Inc.	6,362	47,969
Steinway Musical Instruments Inc.[a,b]	1,666	35,236
Susser Holdings Corp.[a]	2,651	91,433
Systemax Inc.	2,771	26,740
Target Corp.	156,150	9,239,395
Teavana Holdings Inc.[a,b]	2,073	32,131
Texas Roadhouse Inc.	14,757	247,918
Tiffany & Co.	30,193	1,731,267
Tilly’s Inc. Class Aa,b	2,164	29,192
TJX Companies Inc. (The)	174,908	7,424,845
Tractor Supply Co.	17,179	1,517,936
Tuesday Morning Corp.[a,b]	9,984	62,400
Ulta Salon, Cosmetics & Fragrance Inc.	15,004	1,474,293
Urban Outfitters Inc.[a]	25,245	993,643
Vera Bradley Inc.[a,b]	4,676	117,368
Vitamin Shoppe Inc.[a,b]	6,968	399,684
Wal-Mart Stores Inc.	400,090	27,298,141
Walgreen Co.	203,668	7,537,753
Wendy’s Co. (The)	66,209	311,182
West Marine Inc.[a]	3,421	36,776
Wet Seal Inc. Class Aa	21,051	58,101
Williams-Sonoma Inc.	20,983	918,426
Winmark Corp.	540	30,780
World Fuel Services Corp.	17,057	702,237
Yum! Brands Inc.	108,705	7,218,012
Zumiez Inc.[a,b]	5,186	100,660

		231,416,645
SAVINGS & LOANS — 0.23%
Astoria Financial Corp.	20,557	192,414
Bank Mutual Corp.	10,664	45,855
BankFinancial Corp.	4,907	36,410
BankUnited Inc.	8,211	200,677
Beneficial Mutual Bancorp Inc.[a]	7,724	73,378
Berkshire Hills Bancorp Inc.	5,792	138,197
BofI Holding Inc.[a]	2,662	74,190
Brookline Bancorp Inc.	16,587	140,990

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

BSB Bancorp Inc.[a]	1,945	$23,787
Cape Bancorp Inc.	2,661	23,124
Capitol Federal Financial Inc.	34,384	401,949
Charter Financial Corp.	1,585	16,801
Clifton Savings Bancorp Inc.[b]	1,972	22,224
Dime Community Bancshares Inc.	7,413	102,967
ESB Financial Corp.	2,462	34,148
ESSA Bancorp Inc.	2,104	22,913
EverBank Financial Corp.	5,298	78,993
First Defiance Financial Corp.	2,274	43,638
First Federal Bancshares of Arkansas Inc.[a,b]	852	8,307
First Financial Holdings Inc.	3,819	49,953
First Financial Northwest Inc.[a,b]	3,795	28,652
First Niagara Financial Group Inc.	83,370	661,124
First PacTrust Bancorp Inc.	2,357	28,920
Flushing Financial Corp.	7,275	111,599
Fox Chase Bancorp Inc.	2,873	47,835
Heritage Financial Group Inc.	2,050	28,270
Hingham Institution for Savings	290	18,154
Home Bancorp Inc.[a,b]	1,635	29,839
Home Federal Bancorp Inc.	3,566	44,325
HomeStreet Inc.[a,b]	2,064	52,735
HomeTrust Bancshares Inc.[a]	5,238	70,765
Hudson City Bancorp Inc.	125,311	1,018,778
Investors Bancorp Inc.	10,450	185,801
Kearny Financial Corp.	3,596	35,061
Meridian Interstate Bancorp Inc.[a]	2,025	33,980
NASB Financial Inc.[a,b]	996	21,285
New York Community Bancorp Inc.	104,104	1,363,762
Northfield Bancorp Inc.	3,472	52,948
Northwest Bancshares Inc.	23,039	279,693
OceanFirst Financial Corp.	3,407	46,846
Oritani Financial Corp.	10,717	164,184
People’s United Financial Inc.	78,768	952,305
Peoples Federal Bancshares Inc.	1,470	25,563
Provident Financial Holdings Inc.	2,336	40,880
Provident Financial Services Inc.	14,254	212,670
Provident New York Bancorp	9,411	87,616
Rockville Financial Inc.	6,766	87,281
Roma Financial Corp.	1,743	26,354
SI Financial Group Inc.	2,525	29,038
Simplicity Bancorp Inc.	2,134	31,903

Security	Shares	Value

Territorial Bancorp Inc.	2,601	$59,433
TFS Financial Corp.[a]	19,238	185,070
United Financial Bancorp Inc.	5,137	80,754
Washington Federal Inc.	25,271	426,322
Waterstone Financial Inc.[a,b]	1,785	13,923
Westfield Financial Inc.	5,656	40,893
WSFS Financial Corp.	1,803	76,177

		8,431,653
SEMICONDUCTORS — 2.80%
Advanced Micro Devices Inc.[a,b]	148,701	356,882
Aeroflex Holding Corp.[a,b]	4,593	32,151
Alpha & Omega Semiconductor Ltd.[a,b]	4,103	34,465
Altera Corp.	76,703	2,641,651
Amkor Technology Inc.[a,b]	17,404	73,967
ANADIGICS Inc.[a,b]	17,301	43,599
Analog Devices Inc.	70,981	2,985,461
Applied Materials Inc.	282,141	3,227,693
Applied Micro Circuits Corp.[a,b]	14,624	122,842
Atmel Corp.[a]	105,408	690,422
ATMI Inc.[a,b]	7,539	157,414
Avago Technologies Ltd.	58,060	1,838,180
Axcelis Technologies Inc.[a]	24,614	34,213
AXT Inc.[a,b]	7,400	20,794
Broadcom Corp. Class A	131,076	4,353,034
Brooks Automation Inc.	15,657	126,039
Cabot Microelectronics Corp.	5,508	195,589
Cavium Inc.[a,b]	11,742	366,468
CEVA Inc.[a,b]	5,441	85,696
Cirrus Logic Inc.[a,b]	15,300	443,241
Cohu Inc.	5,531	59,956
Cree Inc.[a,b]	27,568	936,761
Cypress Semiconductor Corp.[a]	31,503	341,492
Diodes Inc.[a]	8,329	144,508
DSP Group Inc.[a]	5,492	31,634
Emulex Corp.[a,b]	20,701	151,117
Entegris Inc.[a]	32,474	298,111
Entropic Communications Inc.[a,b]	20,988	111,027
Exar Corp.[a]	8,881	79,041
Fairchild Semiconductor International Inc.[a]	30,244	435,514
First Solar Inc.[a,b]	14,309	441,862
FormFactor Inc.[a]	11,702	53,361
Freescale Semiconductor Ltd.[a,b]	11,891	130,920

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

GSI Technology Inc.[a,b]	4,665	$29,250
GT Advanced Technologies Inc.[a,b]	28,261	85,348
Hittite Microwave Corp.[a,b]	7,475	464,197
Inphi Corp.[a,b]	5,536	53,035
Integrated Device Technology Inc.[a,b]	33,606	245,324
Integrated Silicon Solution Inc.[a,b]	6,517	58,653
Intel Corp.	1,191,161	24,573,651
Intermolecular Inc.[a,b]	3,316	29,512
International Rectifier Corp.[a,b]	16,370	290,240
Intersil Corp. Class A	30,131	249,786
IXYS Corp.	5,906	53,981
KLA-Tencor Corp.	39,856	1,903,523
Kopin Corp.[a,b]	15,901	52,950
Lam Research Corp.[a]	40,222	1,453,221
Lattice Semiconductor Corp.[a,b]	27,756	110,746
Linear Technology Corp.	54,853	1,881,458
LSI Corp.[a]	134,880	954,950
LTX-Credence Corp.[a]	11,473	75,263
Marvell Technology Group Ltd.	102,517	744,273
Mattson Technology Inc.[a,b]	13,954	11,721
Maxim Integrated Products Inc.	69,606	2,046,416
MaxLinear Inc. Class Aa,b	5,279	26,501
MEMC Electronic Materials Inc.[a,b]	55,055	176,727
Micrel Inc.	11,469	108,955
Microchip Technology Inc.	46,191	1,505,365
Micron Technology Inc.[a]	228,691	1,452,188
Microsemi Corp.[a]	21,026	442,387
Mindspeed Technologies Inc.[a,b]	8,679	40,618
MIPS Technologies Inc.[a]	11,300	88,366
MKS Instruments Inc.	12,443	320,781
Monolithic Power Systems Inc.	7,137	159,012
MoSys Inc.[a,b]	8,484	29,524
Nanometrics Inc.[a,b]	5,550	80,031
NVIDIA Corp.	143,415	1,762,570
OmniVision Technologies Inc.[a]	12,294	173,099
ON Semiconductor Corp.[a]	107,842	760,286
Peregrine Semiconductor Corp.[a]	1,570	24,037
Pericom Semiconductor Corp.[a,b]	5,435	43,643
Photronics Inc.[a,b]	14,149	84,328
PLX Technology Inc.[a,b]	9,766	35,451
PMC-Sierra Inc.[a]	49,303	256,869
Power Integrations Inc.	6,724	225,994
QLogic Corp.[a]	23,021	223,994

Security	Shares	Value

QUALCOMM Inc.	405,870	$25,172,057
QuickLogic Corp.[a]	10,539	22,870
Rambus Inc.[a]	26,150	127,612
Richardson Electronics Ltd.	2,953	33,428
Rovi Corp.[a]	23,035	355,430
Rubicon Technology Inc.[a,b]	4,082	24,941
Rudolph Technologies Inc.[a,b]	7,717	103,794
Semtech Corp.[a,b]	15,520	449,304
Sigma Designs Inc.[a,b]	7,882	40,592
Silicon Image Inc.[a,b]	19,710	97,762
Silicon Laboratories Inc.[a]	10,118	423,034
Skyworks Solutions Inc.[a]	44,936	912,201
Supertex Inc.	2,416	42,401
Teradyne Inc.[a,b]	44,143	745,575
Tessera Technologies Inc.	12,283	201,687
Texas Instruments Inc.	270,213	8,360,390
TriQuint Semiconductor Inc.[a,b]	39,857	192,908
Ultra Clean Holdings Inc.[a]	5,832	28,635
Ultratech Inc.[a,b]	6,199	231,223
Veeco Instruments Inc.[a]	9,162	270,462
Volterra Semiconductor Corp.[a]	6,012	103,226
Xilinx Inc.	62,824	2,255,382

		104,628,243
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.	11,681	506,255

		506,255
SOFTWARE — 3.69%
Accelrys Inc.[a,b]	13,269	120,084
ACI Worldwide Inc.[a,b]	9,416	411,385
Activision Blizzard Inc.	100,367	1,065,898
Actuate Corp.[a]	11,670	65,352
Acxiom Corp.[a]	18,167	317,196
Adobe Systems Inc.[a]	116,690	4,396,879
Advent Software Inc.[a,b]	7,435	158,960
Akamai Technologies Inc.[a]	42,704	1,747,021
Allscripts Healthcare Solutions Inc.[a]	40,555	382,028
American Software Inc. Class A	5,632	43,704
ANSYS Inc.[a]	22,218	1,496,160
Aspen Technology Inc.[a,b]	22,116	611,286
athenahealth Inc.[a,b]	8,522	625,941
Audience Inc.[a]	1,459	15,159
Autodesk Inc.[a]	55,056	1,946,230

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

AVG Technologies[a,b]	1,903	$30,125
Avid Technology Inc.[a,b]	7,204	54,606
Blackbaud Inc.	10,670	243,596
BMC Software Inc.[a,b]	38,397	1,522,825
Bottomline Technologies Inc.[a,b]	8,241	217,480
Broadridge Financial Solutions Inc.	29,676	678,987
CA Inc.	84,513	1,857,596
Callidus Software Inc.[a,b]	8,220	37,319
Cerner Corp.[a]	34,462	2,675,630
Citrix Systems Inc.[a]	44,261	2,910,161
CommVault Systems Inc.[a]	10,568	736,695
Computer Programs and Systems Inc.	2,624	132,092
Compuware Corp.[a]	51,701	561,990
Concur Technologies Inc.[a,b]	10,805	729,554
Cornerstone OnDemand Inc.[a,b]	7,960	235,059
CSG Systems International Inc.[a,b]	8,022	145,840
Demandware Inc.[a]	1,564	42,728
Digi International Inc.[a,b]	6,195	58,667
Digital River Inc.[a]	8,724	125,538
Dun & Bradstreet Corp. (The)	10,624	835,578
E2open Inc.[a,b]	1,154	16,341
Ebix Inc.[b]	6,782	108,987
Electronic Arts Inc.[a]	75,331	1,094,559
Eloqua Inc.[a,b]	2,298	54,210
Envestnet Inc.[a]	4,943	68,955
EPAM Systems Inc.[a,b]	1,147	20,761
EPIQ Systems Inc.	7,579	96,860
ePocrates Inc.[a,b]	4,428	39,055
Exa Corp.[a,b]	1,552	15,101
Fair Isaac Corp.	8,092	340,107
FalconStor Software Inc.[a]	7,119	16,587
Fidelity National Information Services Inc.	59,708	2,078,435
Fiserv Inc.[a]	32,391	2,559,861
Geeknet Inc.[a]	1,010	16,261
Glu Mobile Inc.[a,b]	12,842	29,408
Greenway Medical Technologies Inc.[a,b]	1,829	28,093
Guidance Software Inc.[a,b]	3,540	42,020
Guidewire Software Inc.[a]	4,577	136,028
Imperva Inc.[a,b]	2,325	73,307
inContact Inc.[a,b]	9,541	49,422
Infoblox Inc.[a]	1,841	33,083
Informatica Corp.[a]	25,691	778,951

Security	Shares	Value

InnerWorkings Inc.[a,b]	7,543	$103,943
Innodata Inc.[a,b]	5,278	19,951
Interactive Intelligence Group Inc.[a,b]	3,538	118,665
Intuit Inc.	69,050	4,108,475
Jive Software Inc.[a]	3,820	55,505
ManTech International Corp. Class A	5,494	142,514
Market Leader Inc.[a,b]	5,259	34,446
MedAssets Inc.[a,b]	13,817	231,711
Medidata Solutions Inc.[a]	5,261	206,179
Microsoft Corp.	1,780,978	47,605,542
MicroStrategy Inc. Class Aa	2,002	186,947
Monotype Imaging Holdings Inc.[b]	8,777	140,256
MSCI Inc. Class Aa	28,816	893,008
NetSuite Inc.[a,b]	7,399	497,953
Nuance Communications Inc.[a]	57,254	1,277,909
Omnicell Inc.[a,b]	7,897	117,428
Oracle Corp.	904,331	30,132,309
Parametric Technology Corp.[a]	28,382	638,879
PDF Solutions Inc.[a,b]	5,774	79,566
Pegasystems Inc.	4,088	92,716
Pervasive Software Inc.[a]	3,179	28,325
Progress Software Corp.[a,b]	14,871	312,142
Proofpoint Inc.[a,b]	1,525	18,773
PROS Holdings Inc.[a]	5,170	94,559
QAD Inc. Class A	1,516	21,830
QLIK Technologies Inc.[a,b]	20,227	439,330
Quality Systems Inc.	9,373	162,715
RealPage Inc.[a,b]	8,498	183,302
Red Hat Inc.[a]	45,763	2,423,608
Rosetta Stone Inc.[a,b]	2,549	31,455
Salesforce.com Inc.[a]	32,691	5,495,357
Sapiens International Corp.[a,b]	3,297	13,188
Schawk Inc.	2,730	35,927
SciQuest Inc.[a]	4,243	67,294
SeaChange International Inc.[a,b]	6,796	65,717
ServiceNow Inc.[a,b]	3,602	108,168
SolarWinds Inc.[a]	14,642	767,973
Solera Holdings Inc.	16,516	883,111
SS&C Technologies Holdings Inc.[a,b]	8,011	185,214
Synchronoss Technologies Inc.[a,b]	6,523	137,570
SYNNEX Corp.[a,b]	6,217	213,740
Take-Two Interactive Software Inc.[a]	18,502	203,707

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Tangoe Inc.[a,b]	7,057	$83,767
Tyler Technologies Inc.[a,b]	7,117	344,747
Ultimate Software Group Inc. (The)[a,b]	6,319	596,577
VeriFone Systems Inc.[a]	25,524	757,552
Verint Systems Inc.[a,b]	5,165	151,644
VMware Inc. Class Aa,b	20,542	1,933,824
Workday Inc. Class Aa	6,097	332,287

		137,709,046
STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	9,037	188,241
Wesco Aircraft Holdings Inc.[a,b]	4,174	55,138

		243,379
TELECOMMUNICATIONS — 4.05%
8x8 Inc.[a]	16,762	123,871
Acme Packet Inc.[a]	13,777	304,747
ADTRAN Inc.[b]	15,051	294,097
Amdocs Ltd.	40,272	1,368,845
Anaren Inc.[a,b]	3,283	63,854
Anixter International Inc.	6,686	427,770
ARRIS Group Inc.[a,b]	26,697	398,853
Aruba Networks Inc.[a,b]	26,445	548,734
AT&T Inc.	1,387,208	46,762,782
Atlantic Tele-Network Inc.	2,105	77,275
Aviat Networks Inc.[a,b]	14,062	46,264
Aware Inc.	2,743	15,032
Black Box Corp.	4,151	101,035
CalAmp Corp.[a,b]	6,824	56,776
Calix Inc.[a,b]	9,408	72,347
Cbeyond Inc.[a,b]	6,465	58,444
CenturyLink Inc.	146,424	5,728,107
Ciena Corp.[a,b]	23,466	368,416
Cincinnati Bell Inc.[a,b]	46,382	254,173
Cisco Systems Inc.	1,268,266	24,921,427
Clearwire Corp. Class Aa	82,984	239,824
Comtech Telecommunications Corp.	4,247	107,789
Comverse Inc.[a]	5,106	145,674
Comverse Technology Inc.[a]	53,870	206,861
Consolidated Communications Holdings Inc.	9,460	150,603
Corning Inc.	357,058	4,506,072
Crown Castle International Corp.[a]	68,967	4,976,659
DigitalGlobe Inc.[a,b]	8,489	207,471
EarthLink Inc.	25,069	161,946

Security	Shares	Value

EchoStar Corp. Class Aa	9,205	$314,995
Extreme Networks Inc.[a,b]	22,198	80,801
Fairpoint Communications Inc.[a,b]	5,014	39,811
Finisar Corp.[a,b]	21,565	351,509
Frontier Communications Corp.[b]	236,559	1,012,472
General Communication Inc. Class Aa,b	8,676	83,203
GeoEye Inc.[a,b]	3,565	109,552
Globecomm Systems Inc.[a,b]	5,493	62,071
Harmonic Inc.[a,b]	27,916	141,534
Harris Corp.	26,978	1,320,843
Hawaiian Telcom Holdco Inc.[a,b]	2,444	47,658
Hickory Tech Corp.	3,124	30,397
IDT Corp. Class B	3,597	34,315
Infinera Corp.[a,b]	25,941	150,717
InterDigital Inc.	9,299	382,189
IPG Photonics Corp.	7,556	503,607
Iridium Communications Inc.[a,b]	11,756	79,235
Ixia[a]	9,969	169,274
JDS Uniphase Corp.[a]	54,713	740,814
Juniper Networks Inc.[a]	126,009	2,478,597
KVH Industries Inc.[a,b]	3,454	48,287
Leap Wireless International Inc.[a,b]	12,529	83,318
Level 3 Communications Inc.[a]	38,569	891,330
LogMeIn Inc.[a]	5,226	117,115
Loral Space & Communications Inc.	2,595	141,843
Lumos Networks Corp.	3,476	34,829
MetroPCS Communications Inc.[a]	72,080	716,475
Motorola Solutions Inc.	69,369	3,862,466
Neonode Inc.[a,b]	5,345	25,977
NeoPhotonics Corp.[a,b]	4,652	26,702
NETGEAR Inc.[a,b]	8,974	353,755
NeuStar Inc. Class Aa	15,807	662,787
Neutral Tandem Inc.	6,656	17,106
NII Holdings Inc.[a,b]	40,756	290,590
NTELOS Holdings Corp.	3,469	45,479
Numerex Corp. Class Aa,b	2,532	33,270
Oclaro Inc.[a,b]	17,271	27,115
Oplink Communications Inc.[a]	4,533	70,624
ORBCOMM Inc.[a,b]	8,935	35,025
Palo Alto Networks Inc.[a]	1,764	94,409
ParkerVision Inc.[a,b]	18,014	36,568

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Plantronics Inc.	10,026	$369,659
Polycom Inc.[a]	42,170	441,098
Preformed Line Products Co.	580	34,464
Premiere Global Services Inc.[a,b]	11,803	115,433
Primus Telecommunications Group Inc.	2,873	31,229
Procera Networks Inc.[a,b]	4,514	83,735
RF Micro Devices Inc.[a]	65,872	295,107
RigNet Inc.[a]	2,910	59,451
Ruckus Wireless Inc.[a]	2,603	58,646
SBA Communications Corp. Class Aa	28,894	2,052,052
Shenandoah Telecommunications Co.	5,522	84,542
ShoreTel Inc.[a,b]	11,637	49,341
Sonus Networks Inc.[a]	50,024	85,041
Sprint Nextel Corp.[a]	713,681	4,046,571
Sycamore Networks Inc.	4,884	10,940
Symmetricom Inc.[a]	10,020	57,815
TeleNav Inc.[a]	3,807	30,380
Telephone & Data Systems Inc.	22,699	502,556
Tellabs Inc.	87,157	198,718
Telular Corp.	3,921	37,132
TESSCO Technologies Inc.	1,263	27,963
tw telecom inc.[a]	35,661	908,286
Ubiquiti Networks Inc.[b]	2,500	30,350
United States Cellular Corp.[a,b]	3,252	114,600
USA Mobility Inc.	4,817	56,263
Verizon Communications Inc.	672,473	29,097,907
ViaSat Inc.[a,b]	8,870	345,043
Virgin Media Inc.	66,101	2,429,212
Vonage Holdings Corp.[a,b]	35,232	83,500
Westell Technologies Inc. Class Aa,b	12,356	22,859
Windstream Corp.	139,474	1,154,845

		151,359,150
TEXTILES — 0.07%
Cintas Corp.	26,074	1,066,426
Culp Inc.	2,066	31,011
G&K Services Inc. Class A	4,426	151,148
Mohawk Industries Inc.[a]	13,609	1,231,206
UniFirst Corp.	3,434	251,781

		2,731,572

Security	Shares	Value

TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.	27,351	$981,901
JAKKS Pacific Inc.	5,194	65,029
LeapFrog Enterprises Inc.[a,b]	11,967	103,275
Mattel Inc.	80,985	2,965,671

		4,115,876
TRANSPORTATION — 1.62%
Air Transport Services Group Inc.[a,b]	12,479	50,041
Arkansas Best Corp.	5,915	56,488
Atlas Air Worldwide Holdings Inc.[a]	6,278	278,178
Bristow Group Inc.	8,471	454,554
C.H. Robinson Worldwide Inc.	38,705	2,446,930
CAI International Inc.[a,b]	3,023	66,355
Celadon Group Inc.	4,656	84,134
Con-way Inc.	13,260	368,893
CSX Corp.	244,606	4,826,076
Echo Global Logistics Inc.[a,b]	3,503	62,949
Expeditors International of Washington Inc.	50,587	2,000,716
FedEx Corp.	74,390	6,823,051
Forward Air Corp.	6,881	240,904
Frontline Ltd.[a,b]	11,974	39,035
GasLog Ltd.	5,562	69,136
Genco Shipping & Trading Ltd.[a,b]	7,345	25,634
Genesee & Wyoming Inc. Class Aa,b	10,512	799,753
Golar LNG Ltd.	10,299	378,797
GulfMark Offshore Inc. Class A	6,338	218,344
Heartland Express Inc.	11,343	148,253
Hub Group Inc. Class Aa,b	8,813	296,117
International Shipholding Corp.	1,242	20,468
J.B. Hunt Transport Services Inc.	21,444	1,280,421
Kansas City Southern Industries Inc.	26,167	2,184,421
Kirby Corp.[a,b]	13,215	817,876
Knight Transportation Inc.	13,641	199,568
Knightsbridge Tankers Ltd.	5,819	30,550
Landstar System Inc.	11,172	586,083
Marten Transport Ltd.	3,613	66,443
Matson Inc.	10,033	248,016
Nordic American Tankers Ltd.[b]	12,673	110,889
Norfolk Southern Corp.	76,669	4,741,211
Old Dominion Freight Line Inc.[a,b]	16,920	580,018
Pacer International Inc.[a,b]	8,108	31,621

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Shares	Value

Patriot Transportation Holding Inc.[a,b]	1,460	$41,508
PHI Inc.[a,b]	3,171	106,197
Quality Distribution Inc.[a,b]	5,080	30,480
Rand Logistics Inc.[a,b]	4,214	27,391
Roadrunner Transportation Systems Inc.[a]	3,022	54,819
Ryder System Inc.	12,170	607,648
Saia Inc.[a,b]	3,825	88,434
Scorpio Tankers Inc.[a]	16,541	117,606
Ship Finance International Ltd.	11,448	190,380
Swift Transportation Co.[a,b]	18,739	170,900
Teekay Corp.	8,587	275,643
Teekay Tankers Ltd. Class Ab	14,939	43,323
Tidewater Inc.	12,189	544,605
Union Pacific Corp.	112,485	14,141,614
United Parcel Service Inc. Class B	171,112	12,616,088
Universal Truckload Services Inc.	1,254	22,885
UTi Worldwide Inc.	24,587	329,466
Werner Enterprises Inc.	10,438	226,191
XPO Logistics Inc.[a,b]	4,190	72,822

		60,339,923
TRUCKING & LEASING — 0.03%
AMERCO	2,035	258,058
GATX Corp.	11,090	480,197
Greenbrier Companies Inc. (The)[a,b]	5,407	87,431
TAL International Group Inc.	6,916	251,604
Textainer Group Holdings Ltd.[b]	3,238	101,868
Willis Lease Finance Corp.[a,b]	1,282	18,346

		1,197,504
VENTURE CAPITAL — 0.01%
Fidus Investment Corp.	2,918	48,001
GSV Capital Corp.[a]	4,578	38,593
Harris & Harris Group Inc.[a,b]	7,185	23,710
Hercules Technology Growth Capital Inc.	12,762	142,041

		252,345
WATER — 0.09%
American States Water Co.	4,487	215,286
American Water Works Co. Inc.	42,012	1,559,906
Aqua America Inc.	32,973	838,174
Artesian Resources Corp. Class A	1,846	41,406

Security	Shares	Value

California Water Service Group	10,012	$183,720
Connecticut Water Service Inc.	1,981	58,994
Consolidated Water Co. Ltd.	3,384	25,042
Middlesex Water Co.	3,617	70,748
PICO Holdings Inc.[a,b]	5,403	109,519
SJW Corp.	3,414	90,812
York Water Co. (The)	3,151	55,363

		3,248,970

Total COMMON STOCKS
(Cost: $3,741,029,583)		3,726,222,517

INVESTMENT COMPANIES — 0.00%

CLOSED-END FUNDS — 0.00%
Firsthand Technology Value Fund Inc.[a]	2,020	35,229

		35,229

TOTAL INVESTMENT COMPANIES
(Cost: $38,250)		35,229

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	2,506	75

		75

TOTAL WARRANTS
(Cost: $0)		75

SHORT-TERM INVESTMENTS — 3.31%

MONEY MARKET FUNDS — 3.31%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,e,f]	113,106,275	113,106,275
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,e,f]	8,062,987	8,062,987
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[c,e]	2,478,013	2,478,013

		123,647,275

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2012

Security	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $123,647,275)	$123,647,275

TOTAL INVESTMENTS IN SECURITIES — 103.14%
(Cost: $3,864,715,108)	3,849,905,096
Other Assets, Less Liabilities — (3.14)%	(117,089,944)

NET ASSETS — 100.00%	$3,732,815,152

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

241

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.22%
Clear Channel Outdoor Holdings Inc. Class Aa	1,182	$8,298
Interpublic Group of Companies Inc. (The)	1,259	13,874
Lamar Advertising Co. Class Aa	3,162	122,527
MDC Partners Inc.	450	5,085
Millennial Media Inc.[a]	518	6,491
Omnicom Group Inc.	13,015	650,229

		806,504
AEROSPACE & DEFENSE — 2.28%
AeroVironment Inc.[a]	494	10,740
Astronics Corp.[a,b]	555	12,698
B/E Aerospace Inc.[a]	4,657	230,056
Boeing Co. (The)	32,265	2,431,490
CPI Aerostructures Inc.[a,b]	272	2,723
Cubic Corp.	407	19,524
GenCorp Inc.[a,b]	2,264	20,716
HEICO Corp.	2,505	112,124
Kaman Corp.	1,256	46,221
LMI Aerospace Inc.[a]	47	909
Lockheed Martin Corp.	11,066	1,021,281
M/A-COM Technology Solutions Holdings Inc.[a]	89	1,332
Moog Inc. Class Aa	251	10,299
National Presto Industries Inc.	22	1,520
Rockwell Collins Inc.	6,907	401,780
SIFCO Industries Inc.	72	1,134
Spirit AeroSystems Holdings Inc. Class Aa	1,281	21,739
Teledyne Technologies Inc.[a]	607	39,497
TransDigm Group Inc.	2,432	331,627
Triumph Group Inc.	809	52,828
United Technologies Corp.	43,551	3,571,617

		8,341,855
AGRICULTURE — 2.63%
Alico Inc.	59	2,161
Altria Group Inc.	75,316	2,366,429
Cadiz Inc.[a,b]	580	4,593
Limoneira Co.	357	6,922
Lorillard Inc.	6,234	727,321

Security	Shares	Value

Philip Morris International Inc.	74,850	$6,260,454
Reynolds American Inc.	5,258	217,839
Tejon Ranch Co.[a]	651	18,280
Vector Group Ltd.	1,994	29,651

		9,633,650
AIRLINES — 0.33%
Alaska Air Group Inc.[a]	3,201	137,931
Allegiant Travel Co.	703	51,607
Copa Holdings SA Class A	1,272	126,501
Delta Air Lines Inc.[a]	25,847	306,804
Hawaiian Holdings Inc.[a]	1,332	8,751
Republic Airways Holdings Inc.[a,b]	1,271	7,219
SkyWest Inc.	225	2,804
Southwest Airlines Co.	7,088	72,581
Spirit Airlines Inc.[a]	1,978	35,050
United Continental Holdings Inc.[a,b]	15,743	368,071
US Airways Group Inc.[a]	7,721	104,234

		1,221,553
APPAREL — 1.31%
Carter’s Inc.[a]	2,303	128,162
Cherokee Inc.	349	4,785
Coach Inc.	13,728	762,041
Crocs Inc.[a]	4,279	61,575
Deckers Outdoor Corp.[a,b]	997	40,149
G-III Apparel Group Ltd.[a]	98	3,354
Hanesbrands Inc.[a]	4,674	167,423
Maidenform Brands Inc.[a,b]	796	15,514
Michael Kors Holdings Ltd.[a]	4,034	205,855
Nike Inc. Class B	34,506	1,780,510
Oxford Industries Inc.	668	30,968
R.G. Barry Corp.	384	5,441
Ralph Lauren Corp.	2,940	440,765
Steven Madden Ltd.[a]	1,870	79,045
True Religion Apparel Inc.	1,233	31,343
Under Armour Inc. Class Aa	3,690	179,076
VF Corp.	4,206	634,980
Warnaco Group Inc. (The)[a]	1,716	122,814
Wolverine World Wide Inc.	2,316	94,910

		4,788,710

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

AUTO MANUFACTURERS — 0.09%
PACCAR Inc.	3,859	$174,465
Tesla Motors Inc.[a,b]	3,373	114,244
Wabash National Corp.[a,b]	3,637	32,624

		321,333
AUTO PARTS & EQUIPMENT — 0.46%
Allison Transmission Holdings Inc.	1,244	25,402
BorgWarner Inc.[a]	5,485	392,836
Commercial Vehicle Group Inc.[a,b]	1,136	9,326
Cooper Tire & Rubber Co.	2,564	65,023
Dana Holding Corp.	719	11,224
Delphi Automotive PLC[a]	15,626	597,694
Dorman Products Inc.	1,168	41,277
Fuel Systems Solutions Inc.[a]	150	2,205
Gentherm Inc.[a]	1,388	18,460
Goodyear Tire & Rubber Co. (The)[a]	11,665	161,094
Meritor Inc.[a]	1,074	5,080
Tenneco Inc.[a]	2,888	101,398
Titan International Inc.[b]	2,319	50,369
Tower International Inc.[a,b]	301	2,423
Visteon Corp.[a]	128	6,889
WABCO Holdings Inc.[a]	2,862	186,574

		1,677,274
BANKS — 0.05%
Arrow Financial Corp.	25	624
Bank of the Ozarks Inc.	1,014	33,938
Bridge Capital Holdings[a,b]	129	2,007
Cass Information Systems Inc.[b]	577	24,349
FNB United Corp.[a,b]	358	4,153
Signature Bank[a]	397	28,322
Texas Capital Bancshares Inc.[a]	1,689	75,701
Westamerica Bancorp	730	31,091

		200,185
BEVERAGES — 3.66%
Boston Beer Co. Inc. (The) Class Aa,b	371	49,881
Brown-Forman Corp. Class B NVS	6,291	397,906
Coca-Cola Bottling Co. Consolidated	212	14,098
Coca-Cola Co. (The)	185,504	6,724,520
Coca-Cola Enterprises Inc.	1,041	33,031
Craft Brew Alliance Inc.[a,b]	160	1,037
Dr Pepper Snapple Group Inc.	10,075	445,113
Farmer Bros. Co.[a]	18	260

Security	Shares	Value

Green Mountain Coffee Roasters Inc.[a,b]	5,533	$228,845
Monster Beverage Corp.[a]	6,950	367,516
National Beverage Corp.	512	7,470
PepsiCo Inc.	74,687	5,110,831

		13,380,508
BIOTECHNOLOGY — 3.59%
Acorda Therapeutics Inc.[a,b]	1,880	46,737
Aegerion Pharmaceuticals Inc.[a,b]	1,325	33,642
Affymax Inc.[a,b]	1,722	32,718
Agenus Inc.[a]	669	2,743
Alexion Pharmaceuticals Inc.[a]	9,168	860,050
Alnylam Pharmaceuticals Inc.[a,b]	2,224	40,588
AMAG Pharmaceuticals Inc.[a,b]	810	11,915
Amgen Inc.	37,177	3,209,119
Arena Pharmaceuticals Inc.[a,b]	9,251	83,444
ARIAD Pharmaceuticals Inc.[a]	7,937	152,232
ArQule Inc.[a,b]	2,647	7,385
BioCryst Pharmaceuticals Inc.[a,b]	2,349	3,336
Biogen Idec Inc.[a]	11,430	1,676,438
Biotime Inc.[a,b]	1,490	4,679
Cambrex Corp.[a]	732	8,330
Celgene Corp.[a]	21,016	1,654,380
Celldex Therapeutics Inc.[a]	3,521	23,626
Ceres Inc.[a]	328	1,489
Charles River Laboratories International Inc.[a]	1,477	55,343
Coronado Biosciences Inc.[a,b]	653	2,945
Cubist Pharmaceuticals Inc.[a]	3,039	127,820
Curis Inc.[a,b]	2,909	9,978
Dendreon Corp.[a,b]	6,998	36,949
Discovery Laboratories Inc.[a,b]	2,081	4,391
Dynavax Technologies Corp.[a]	7,299	20,875
Emergent BioSolutions Inc.[a]	249	3,994
Exact Sciences Corp.[a]	3,134	33,189
Exelixis Inc.[a,b]	8,953	40,915
Gilead Sciences Inc.[a]	36,224	2,660,653
GTx Inc.[a,b]	1,909	8,018
Halozyme Therapeutics Inc.[a,b]	4,305	28,887
Harvard Bioscience Inc.[a]	75	328
Illumina Inc.[a]	5,877	326,702
ImmunoGen Inc.[a]	3,042	38,785
Immunomedics Inc.[a,b]	2,952	8,620
Incyte Corp.[a,b]	4,575	75,991

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Intercept Pharmaceuticals Inc.[a]	221	$7,567
InterMune Inc.[a]	1,743	16,890
Kythera Biopharmaceuticals Inc.[a]	248	7,524
Lexicon Pharmaceuticals Inc.[a,b]	4,084	9,066
Life Technologies Corp.[a]	800	39,264
Ligand Pharmaceuticals Inc. Class Ba,b	791	16,405
Medicines Co. (The)[a]	2,623	62,873
Merrimack Pharmaceuticals Inc.[a]	728	4,434
Momenta Pharmaceuticals Inc.[a]	855	10,072
Myriad Genetics Inc.[a,b]	4,180	113,905
NewLink Genetics Corp.[a,b]	604	7,550
Novavax Inc.[a,b]	7,955	15,035
NPS Pharmaceuticals Inc.[a]	2,718	24,734
Omeros Corp.[a,b]	1,465	7,603
OncoGenex Pharmaceutical Inc.[a]	697	9,145
Oncothyreon Inc.[a,b]	2,727	5,236
PDL BioPharma Inc.[b]	5,755	40,573
Regeneron Pharmaceuticals Inc.[a]	3,714	635,354
Repligen Corp.[a]	1,332	8,378
RTI Biologics Inc.[a]	141	602
Sangamo BioSciences Inc.[a,b]	2,404	14,448
Seattle Genetics Inc.[a]	4,499	104,377
Sequenom Inc.[a,b]	4,160	19,635
Spectrum Pharmaceuticals Inc.[b]	2,835	31,724
Sunesis Pharmaceuticals Inc.[a]	1,217	5,111
Transcept Pharmaceuticals Inc.[a]	180	801
Trius Therapeutics Inc.[a,b]	1,192	5,698
United Therapeutics Corp.[a,b]	2,267	121,103
Verastem Inc.[a]	249	2,189
Vertex Pharmaceuticals Inc.[a]	10,167	426,404
Vical Inc.[a]	3,095	9,006
XOMA Corp.[a]	4,709	11,278
ZIOPHARM Oncology Inc.[a,b]	3,132	13,029

		13,144,247
BUILDING MATERIALS — 0.27%
AAON Inc.	861	17,969
American DG Energy Inc.[a,b]	1,062	2,453
Armstrong World Industries Inc.	1,006	51,034
Builders FirstSource Inc.[a,b]	2,150	11,997
Comfort Systems USA Inc.	528	6,420
Drew Industries Inc.	433	13,964

Security	Shares	Value

Eagle Materials Inc.	2,329	$136,247
Fortune Brands Home & Security Inc.[a]	1,254	36,642
Headwaters Inc.[a]	2,914	24,944
Lennox International Inc.	2,424	127,309
Martin Marietta Materials Inc.	1,110	104,651
Masco Corp.	16,983	282,937
Nortek Inc.[a]	371	24,579
Patrick Industries Inc.[a,b]	190	2,956
PGT Inc.[a]	529	2,381
Simpson Manufacturing Co. Inc.	194	6,361
Trex Co. Inc.[a]	670	24,944
USG Corp.[a,b]	3,527	99,003

		976,791
CHEMICALS — 3.36%
Aceto Corp.	301	3,022
Airgas Inc.	3,267	298,244
Albemarle Corp.	2,389	148,405
American Vanguard Corp.	1,327	41,230
Balchem Corp.	1,406	51,178
Celanese Corp. Series A	7,448	331,659
CF Industries Holdings Inc.	692	140,587
Chemtura Corp.[a]	3,265	69,414
E.I. du Pont de Nemours and Co.	44,699	2,010,114
Eastman Chemical Co.	6,023	409,865
Ecolab Inc.	12,410	892,279
FMC Corp.	6,525	381,843
Georgia Gulf Corp.	1,033	42,642
H.B. Fuller Co.	2,373	82,628
Hawkins Inc.	440	17,002
Innophos Holdings Inc.	1,031	47,941
Innospec Inc.	134	4,622
International Flavors & Fragrances Inc.	3,856	256,578
Intrepid Potash Inc.	1,219	25,953
KMG Chemicals Inc.	378	6,641
Landec Corp.[a]	306	2,904
LyondellBasell Industries NV Class A	1,116	63,712
Monsanto Co.	25,444	2,408,275
NewMarket Corp.	415	108,813
Olin Corp.	2,615	56,458
OMNOVA Solutions Inc.[a]	2,083	14,602
PolyOne Corp.	3,350	68,407

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

PPG Industries Inc.	7,268	$983,724
Praxair Inc.	14,250	1,559,662
Quaker Chemical Corp.	170	9,156
Rentech Inc.	7,039	18,513
Rockwood Holdings Inc.	981	48,520
RPM International Inc.	2,436	71,521
Sherwin-Williams Co. (The)	4,153	638,814
Sigma-Aldrich Corp.	5,763	424,042
Stepan Co.	758	42,099
Valspar Corp. (The)	4,427	276,245
W.R. Grace & Co.[a]	3,242	217,960
Westlake Chemical Corp.	226	17,922
Zep Inc.	432	6,238

		12,299,434
COAL — 0.01%
SunCoke Energy Inc.[a,b]	2,353	36,683

		36,683
COMMERCIAL SERVICES — 2.95%
Aaron’s Inc.	2,750	77,770
Acacia Research Corp.[a]	2,364	60,637
Accretive Health Inc.[a,b]	2,684	31,027
Advisory Board Co. (The)[a]	1,633	76,408
Alliance Data Systems Corp.[a,b]	2,399	347,279
American Public Education Inc.[a,b]	872	31,488
AMN Healthcare Services Inc.[a]	1,086	12,543
Apollo Group Inc. Class Aa	4,558	95,353
Arbitron Inc.	1,246	58,163
ARC Document Solutions Inc.[a]	244	625
Automatic Data Processing Inc.	23,307	1,328,732
AVEO Pharmaceuticals Inc.[a,b]	1,716	13,814
Avis Budget Group Inc.[a,b]	5,051	100,111
Barrett Business Services Inc.	333	12,684
Bridgepoint Education Inc.[a]	818	8,425
Brink’s Co. (The)	2,248	64,135
Capella Education Co.[a,b]	637	17,982
Cardtronics Inc.[a]	2,098	49,807
CDI Corp.	80	1,370
Chemed Corp.	902	61,868
Collectors Universe Inc.	258	2,588
Corporate Executive Board Co. (The)	1,585	75,224
CorVel Corp.[a]	284	12,732
CoStar Group Inc.[a,b]	1,356	121,186

Security	Shares	Value

Deluxe Corp.	1,626	$52,422
Electro Rent Corp.	86	1,323
Equifax Inc.	5,154	278,934
ExamWorks Group Inc.[a]	262	3,665
ExlService Holdings Inc.[a]	1,112	29,468
FleetCor Technologies Inc.[a]	2,317	124,307
Forrester Research Inc.	674	18,063
Franklin Covey Co.[a]	465	5,998
Gartner Inc.[a]	4,433	204,007
Genpact Ltd.	4,835	74,942
Global Cash Access Inc.[a]	3,042	23,849
Global Payments Inc.	3,754	170,056
Grand Canyon Education Inc.[a]	1,903	44,663
Great Lakes Dredge & Dock Corp.	318	2,840
Green Dot Corp. Class Aa,b	1,141	13,920
H&E Equipment Services Inc.	765	11,529
H&R Block Inc.	8,169	151,698
Hackett Group Inc. (The)	1,179	5,046
Healthcare Services Group Inc.	3,194	74,197
Heartland Payment Systems Inc.	1,819	53,660
Hertz Global Holdings Inc.[a]	6,685	108,765
HMS Holdings Corp.[a,b]	4,090	106,013
Huron Consulting Group Inc.[a,b]	1,092	36,789
Insperity Inc.	1,196	38,942
Intersections Inc.	284	2,692
Iron Mountain Inc.	7,413	230,174
ITT Educational Services Inc.[a,b]	1,141	19,751
K12 Inc.[a,b]	1,270	25,959
Kforce Inc.	1,238	17,741
Landauer Inc.	512	31,340
Lender Processing Services Inc.	4,035	99,342
LifeLock Inc.[a]	987	8,024
Mac-Gray Corp.	118	1,481
MasterCard Inc. Class A	5,178	2,543,848
Matthews International Corp. Class A	640	20,544
MAXIMUS Inc.	1,637	103,491
McGrath RentCorp	606	17,586
Medifast Inc.[a]	630	16,626
MoneyGram International Inc.[a]	286	3,801
Monro Muffler Brake Inc.[b]	1,481	51,791
Moody’s Corp.	9,350	470,492
Morningstar Inc.	1,144	71,878

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Multi-Color Corp.	30	$720
National American University Holdings Inc.	372	1,432
National Research Corp.	121	6,558
Odyssey Marine Exploration Inc.[a,b]	3,497	10,386
On Assignment Inc.[a]	2,045	41,473
PAREXEL International Corp.[a]	2,850	84,331
Paychex Inc.	14,349	446,828
Premier Exhibitions Inc.[a]	1,239	3,358
PRGX Global Inc.[a]	1,631	10,520
Providence Service Corp. (The)[a]	118	2,005
Robert Half International Inc.	6,803	216,471
Rollins Inc.	2,969	65,437
RPX Corp.[a,b]	928	8,389
SAIC Inc.	4,785	54,166
SEI Investments Co.	6,511	151,967
ServiceSource International Inc.[a,b]	2,363	13,824
Sotheby’s	1,128	37,923
Standard Parking Corp.[a,b]	725	15,943
Steiner Leisure Ltd.[a,b]	721	34,745
Strayer Education Inc.	558	31,343
Team Health Holdings Inc.[a]	1,352	38,897
Team Inc.[a]	948	36,062
TMS International Corp.[a]	234	2,930
TNS Inc.[a]	1,145	23,736
Total System Services Inc.	6,615	141,693
Tree.com Inc.	177	3,191
TrueBlue Inc.[a]	1,404	22,113
United Rentals Inc.[a]	4,471	203,520
Universal Technical Institute Inc.	667	6,697
Valassis Communications Inc.	1,282	33,050
Vantiv Inc. Class Aa	1,879	38,369
Verisk Analytics Inc. Class Aa	6,039	307,989
VistaPrint NVa,b	1,609	52,872
Weight Watchers International Inc.[b]	1,265	66,235
Western Union Co.	29,522	401,794
WEX Inc.[a]	1,853	139,661
Zipcar Inc.[a,b]	1,063	8,759

		10,798,995
COMPUTERS — 11.63%
3D Systems Corp.[a,b]	2,221	118,490
Accenture PLC Class A	30,713	2,042,415

Security	Shares	Value

Acorn Energy Inc.[b]	855	$6,678
Apple Inc.	44,649	23,799,256
CACI International Inc. Class Aa	97	5,338
Cadence Design Systems Inc.[a,b]	13,145	177,589
Carbonite Inc.[a,b]	542	5,014
Cognizant Technology Solutions Corp. Class Aa	14,530	1,075,947
Computer Task Group Inc.[a,b]	602	10,974
Cray Inc.[a,b]	1,765	28,152
Datalink Corp.[a]	728	6,224
Diebold Inc.	236	7,224
Digimarc Corp.	350	7,245
DST Systems Inc.	264	15,998
Echelon Corp.[a]	951	2,330
Electronics For Imaging Inc.[a]	150	2,849
EMC Corp.[a]	100,149	2,533,770
FleetMatics Group PLC[a]	369	9,284
Fortinet Inc.[a]	6,210	130,845
Fusion-io Inc.[a,b]	3,208	73,559
iGATE Corp.[a]	1,531	24,144
IHS Inc. Class Aa,b	2,393	229,728
Immersion Corp.[a,b]	1,195	8,210
International Business Machines Corp.	52,050	9,970,177
j2 Global Inc.	1,818	55,594
Jack Henry & Associates Inc.	4,182	164,185
Keyw Holding Corp. (The)[a]	768	9,746
LivePerson Inc.[a]	2,619	34,414
Manhattan Associates Inc.[a,b]	958	57,806
Mattersight Corp.[a,b]	458	2,276
Maxwell Technologies Inc.[a,b]	1,308	10,843
Mentor Graphics Corp.[a]	2,393	40,729
MICROS Systems Inc.[a,b]	3,782	160,508
MTS Systems Corp.	767	39,063
NCR Corp.[a]	7,550	192,374
NetApp Inc.[a]	11,602	389,247
NetScout Systems Inc.[a,b]	1,719	44,677
Qualys Inc.[a]	406	6,005
Quantum Corp.[a]	712	883
RealD Inc.[a,b]	1,795	20,122
Riverbed Technology Inc.[a]	7,725	152,337
Silicon Graphics International Corp.[a]	75	767
Stratasys Ltd.[a,b]	607	48,651

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Super Micro Computer Inc.[a,b]	1,222	$12,464
Synaptics Inc.[a,b]	1,604	48,072
Synopsys Inc.[a]	520	16,557
Syntel Inc.	731	39,174
Teradata Corp.[a]	8,110	501,928
Unisys Corp.[a,b]	1,066	18,442
Virtusa Corp.[a]	894	14,688
Vocera Communications Inc.[a]	135	3,389
Western Digital Corp.	4,286	182,112

		42,558,493
COSMETICS & PERSONAL CARE — 1.03%
Avon Products Inc.	15,832	227,347
Colgate-Palmolive Co.	20,877	2,182,482
Elizabeth Arden Inc.[a]	1,023	46,045
Estee Lauder Companies Inc. (The) Class A	10,988	657,742
Inter Parfums Inc.	554	10,781
Procter & Gamble Co. (The)	9,554	648,621

		3,773,018
DISTRIBUTION & WHOLESALE — 0.74%
Beacon Roofing Supply Inc.[a,b]	2,237	74,447
Core-Mark Holding Co. Inc.	75	3,551
Fastenal Co.	14,142	660,290
Fossil Inc.[a]	2,601	242,153
Genuine Parts Co.	7,481	475,642
Houston Wire & Cable Co.	299	3,669
LKQ Corp.[a,b]	14,026	295,949
MWI Veterinary Supply Inc.[a,b]	639	70,290
Owens & Minor Inc.	2,585	73,698
Pool Corp.	2,255	95,432
Rentrak Corp.[a,b]	263	5,126
Titan Machinery Inc.[a,b]	806	19,908
United Stationers Inc.	109	3,378
W.W. Grainger Inc.	2,793	565,220
Watsco Inc.	1,398	104,710

		2,693,463
DIVERSIFIED FINANCIAL SERVICES — 2.55%
Affiliated Managers Group Inc.[a]	1,821	237,003
American Express Co.	30,714	1,765,441
BGC Partners Inc. Class A	4,687	16,217
BlackRock Inc.[c]	3,273	676,562
CBOE Holdings Inc.	3,598	105,997
Cohen & Steers Inc.[b]	877	26,722

Security	Shares	Value

Credit Acceptance Corp.[a,b]	376	$38,232
DFC Global Corp.[a]	1,637	30,301
Diamond Hill Investment Group Inc.	118	8,007
Duff & Phelps Corp. Class A	403	6,295
Eaton Vance Corp. NVS	5,489	174,825
Ellie Mae Inc.[a]	1,170	32,467
Encore Capital Group Inc.[a]	827	25,323
Epoch Holding Corp.	762	21,260
Evercore Partners Inc. Class A	122	3,683
Federated Investors Inc. Class B	3,644	73,718
Financial Engines Inc.[a,b]	2,204	61,161
Franklin Resources Inc.	1,543	193,955
GAMCO Investors Inc. Class A	307	16,292
Greenhill & Co. Inc.	1,395	72,526
Higher One Holdings Inc.[a,b]	1,542	16,253
IntercontinentalExchange Inc.[a]	3,500	433,335
Ladenburg Thalmann Financial Services Inc.[a,b]	4,874	6,824
Lazard Ltd. Class A	5,475	163,374
LPL Financial Holdings Inc.	2,074	58,404
MarketAxess Holdings Inc.	1,739	61,387
MicroFinancial Inc.	194	1,412
Nationstar Mortgage Holdings Inc.[a,b]	915	28,347
Netspend Holdings Inc.[a]	1,482	17,517
Ocwen Financial Corp.[a]	308	10,654
Portfolio Recovery Associates Inc.[a,b]	807	86,236
Pzena Investment Management Inc. Class A	399	2,155
Regional Management Corp.[a]	234	3,873
SeaCube Container Leasing Ltd.	90	1,696
Stifel Financial Corp.[a]	1,255	40,122
T. Rowe Price Group Inc.	12,186	793,674
Teton Advisors Inc. Class B	3	63
Virtus Investment Partners Inc.[a]	151	18,262
Visa Inc. Class A	24,973	3,785,407
Waddell & Reed Financial Inc. Class A	4,118	143,389
WageWorks Inc.[a]	192	3,418
Westwood Holdings Group Inc.	327	13,374
WisdomTree Investments Inc.[a]	2,790	17,075
World Acceptance Corp.[a,b]	542	40,411

		9,332,649
ELECTRIC — 0.06%
Ameresco Inc. Class Aa,b	724	7,102
Atlantic Power Corp.	407	4,652

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

EnerNOC Inc.[a,b]	309	$3,631
ITC Holdings Corp.	2,442	187,814
Ormat Technologies Inc.	241	4,647
Otter Tail Corp.	88	2,200

		210,046
ELECTRICAL COMPONENTS & EQUIPMENT — 0.71%
Acuity Brands Inc.	2,031	137,560
American Superconductor Corp.[a]	30	79
AMETEK Inc.	11,600	435,812
Belden Inc.	1,911	85,976
Capstone Turbine Corp.[a,b]	14,343	12,765
Coleman Cable Inc.	383	3,550
Emerson Electric Co.	29,433	1,558,772
EnerSys Inc.[a]	831	31,271
Generac Holdings Inc.	539	18,493
General Cable Corp.[a,b]	142	4,318
Graham Corp.	451	8,795
Hubbell Inc. Class B	2,342	198,204
Insteel Industries Inc.	44	549
Littelfuse Inc.	934	57,637
Powell Industries Inc.[a]	182	7,558
SunPower Corp.[a]	879	4,940
Universal Display Corp.[a]	1,891	48,447
Vicor Corp.[a]	160	867

		2,615,593
ELECTRONICS — 1.54%
Agilent Technologies Inc.	16,674	682,634
American Science and Engineering Inc.	80	5,217
Amphenol Corp. Class A	7,772	502,848
Analogic Corp.	583	43,317
Badger Meter Inc.	691	32,760
Coherent Inc.	325	16,451
Cymer Inc.[a]	453	40,965
Daktronics Inc.	739	8,181
ESCO Technologies Inc.	408	15,263
FARO Technologies Inc.[a,b]	806	28,758
FEI Co.	1,667	92,452
FLIR Systems Inc.	5,936	132,432
Fluidigm Corp.[a,b]	1,248	17,859
Garmin Ltd.[b]	389	15,879
Gentex Corp.	6,887	129,613
GSI Group Inc.[a]	128	1,108

Security	Shares	Value

Honeywell International Inc.	37,166	$2,358,926
II-VI Inc.[a,b]	2,129	38,897
InvenSense Inc.[a]	1,736	19,287
Jabil Circuit Inc.	1,610	31,057
Measurement Specialties Inc.[a]	635	21,819
Mesa Laboratories Inc.	125	6,264
Mettler-Toledo International Inc.[a]	1,488	287,630
Multi-Fineline Electronix Inc.[a]	75	1,516
National Instruments Corp.	4,438	114,545
NVE Corp.[a]	218	12,097
OSI Systems Inc.[a,b]	945	60,518
Plexus Corp.[a]	724	18,679
Rogers Corp.[a]	327	16,239
Sypris Solutions Inc.	346	1,370
Taser International Inc.[a,b]	2,514	22,475
Trimble Navigation Ltd.[a,b]	5,957	356,109
Waters Corp.[a]	4,230	368,518
Woodward Inc.	3,313	126,325
Zagg Inc.[a,b]	1,216	8,950
Zygo Corp.[a]	119	1,868

		5,638,826
ENERGY — ALTERNATE SOURCES — 0.02%
Clean Energy Fuels Corp.[a,b]	3,145	39,155
Enphase Energy Inc.[a]	303	1,106
FuelCell Energy Inc.[a,b]	1,808	1,658
Gevo Inc.[a,b]	2,072	3,191
KiOR Inc. Class Aa,b	1,260	8,077
Renewable Energy Group Inc.[a,b]	12	70
Saratoga Resources Inc.[a]	868	3,073
Solazyme Inc.[a,b]	1,558	12,246

		68,576
ENGINEERING & CONSTRUCTION — 0.18%
Aegion Corp.[a]	266	5,903
Argan Inc.	75	1,350
Chicago Bridge & Iron Co. NV	2,843	131,773
Dycom Industries Inc.[a]	1,397	27,661
Exponent Inc.[a,b]	641	35,787
Fluor Corp.	6,025	353,908
MasTec Inc.[a,b]	2,766	68,956
Mistras Group Inc.[a]	743	18,345
MYR Group Inc.[a]	536	11,926
Sterling Construction Co. Inc.[a]	4	40

		655,649

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

ENTERTAINMENT — 0.20%
Bally Technologies Inc.[a]	1,945	$86,961
Carmike Cinemas Inc.[a]	271	4,065
Churchill Downs Inc.	209	13,888
Cinemark Holdings Inc.	5,461	141,877
Dolby Laboratories Inc. Class A	1,397	40,974
International Game Technology	6,988	99,020
Lions Gate Entertainment Corp.[a]	4,034	66,158
Madison Square Garden Inc. Class Aa	167	7,406
Multimedia Games Holding Co. Inc.[a]	1,307	19,226
National CineMedia Inc.	894	12,632
Penn National Gaming Inc.[a]	252	12,376
Pinnacle Entertainment Inc.[a]	166	2,628
Regal Entertainment Group Class A	1,418	19,781
Scientific Games Corp. Class Aa	350	3,034
SHFL Entertainment Inc.[a,b]	2,616	37,932
Six Flags Entertainment Corp.	1,887	115,484
Vail Resorts Inc.	600	32,454

		715,896
ENVIRONMENTAL CONTROL — 0.21%
ADA-ES Inc.[a,b]	429	7,241
Calgon Carbon Corp.[a]	2,284	32,387
Casella Waste Systems Inc. Class Aa	64	280
CECO Environmental Corp.	292	2,905
Clean Harbors Inc.[a]	2,588	142,366
Covanta Holding Corp.	354	6,521
Darling International Inc.[a]	1,695	27,188
EnergySolutions Inc.[a]	796	2,483
GSE Holding Inc.[a]	430	2,666
Heckmann Corp.[a,b]	418	1,685
Heritage-Crystal Clean Inc.[a,b]	375	5,629
Met-Pro Corp.	46	446
Mine Safety Appliances Co.	1,322	56,463
Stericycle Inc.[a]	4,048	377,557
Tetra Tech Inc.[a]	2,460	65,067
TRC Companies Inc.[a,b]	546	3,178
US Ecology Inc.	544	12,806
Waste Connections Inc.	346	11,691

		758,559
FOOD — 1.85%
Annie’s Inc.[a]	168	5,616
Arden Group Inc. Class A	30	2,699

Security	Shares	Value

B&G Foods Inc. Class A	2,503	$70,860
Cal-Maine Foods Inc.	591	23,770
Calavo Growers Inc.	542	13,664
Campbell Soup Co.	6,532	227,901
Chefs’ Warehouse Inc. (The)[a,b]	526	8,316
Dean Foods Co.[a]	7,590	125,311
Flowers Foods Inc.	5,334	124,122
Fresh Market Inc. (The)[a]	1,318	63,383
General Mills Inc.	24,156	976,144
H.J. Heinz Co.	9,581	552,632
Hain Celestial Group Inc.[a,b]	1,754	95,102
Harris Teeter Supermarkets Inc.	286	11,028
Hershey Co. (The)	7,209	520,634
Hillshire Brands Co.	4,951	139,321
Hormel Foods Corp.	3,653	114,010
Ingredion Inc.	778	50,126
Inventure Foods Inc.[a,b]	630	4,089
J&J Snack Foods Corp.	709	45,333
Kellogg Co.	10,968	612,563
Kraft Foods Group Inc.	1,463	66,523
Kroger Co. (The)	25,189	655,418
Lancaster Colony Corp.	879	60,818
Lifeway Foods Inc.	212	1,853
McCormick & Co. Inc. NVS	6,317	401,319
Mondelez International Inc. Class A	4,385	111,686
Pilgrim’s Pride Corp.[a,b]	2,318	16,805
Post Holdings Inc.[a]	996	34,113
Safeway Inc.	1,582	28,618
Sanderson Farms Inc.	1,093	51,972
Snyders-Lance Inc.	1,869	45,062
SUPERVALU Inc.[b]	7,651	18,898
Sysco Corp.	14,691	465,117
Tootsie Roll Industries Inc.	1,042	27,009
TreeHouse Foods Inc.[a]	1,151	60,002
United Natural Foods Inc.[a]	2,323	124,490
WhiteWave Foods Co. Class Aa	723	11,235
Whole Foods Market Inc.	8,761	800,142

		6,767,704
FOREST PRODUCTS & PAPER — 0.05%
Buckeye Technologies Inc.	1,096	31,466
Clearwater Paper Corp.[a]	886	34,696
Deltic Timber Corp.	519	36,652

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Neenah Paper Inc.	454	$12,926
Orchids Paper Products Co.	133	2,689
P.H. Glatfelter Co.	346	6,048
Schweitzer-Mauduit International Inc.	1,098	42,855
Wausau Paper Corp.	1,996	17,285

		184,617
GAS — 0.02%
Piedmont Natural Gas Co.	287	8,986
Questar Corp.	1,909	37,722
South Jersey Industries Inc.	315	15,854

		62,562
HAND & MACHINE TOOLS — 0.08%
Franklin Electric Co. Inc.	1,064	66,149
Lincoln Electric Holdings Inc.	3,981	193,795
Snap-on Inc.	550	43,444

		303,388
HEALTH CARE — PRODUCTS — 2.27%
Abaxis Inc.	1,032	38,287
ABIOMED Inc.[a,b]	1,593	21,442
Accuray Inc.[a,b]	3,399	21,856
ArthroCare Corp.[a,b]	1,086	37,565
AtriCure Inc.[a]	643	4,437
Atrion Corp.	73	14,308
Baxter International Inc.	24,036	1,602,240
Becton, Dickinson and Co.	9,057	708,167
BG Medicine Inc.[a]	531	1,227
Bruker Corp.[a]	4,432	67,677
C.R. Bard Inc.	3,999	390,862
Cantel Medical Corp.	1,008	29,968
Cardiovascular Systems Inc.[a,b]	757	9,500
Cepheid Inc.[a,b]	3,144	106,299
Cerus Corp.[a,b]	2,253	7,119
Conceptus Inc.[a,b]	1,512	31,767
Cooper Companies Inc. (The)	672	62,147
Covidien PLC	1,171	67,613
Cyberonics Inc.[a]	1,310	68,814
Cynosure Inc. Class Aa	439	10,584
DexCom Inc.[a,b]	3,213	43,729
Edwards Lifesciences Corp.[a]	5,481	494,222
Endologix Inc.[a,b]	2,633	37,494
EnteroMedics Inc.[a]	1,220	3,416

Security	Shares	Value

Exactech Inc.[a]	92	$1,559
Female Health Co. (The)	846	6,074
Genomic Health Inc.[a,b]	763	20,799
Globus Medical Inc. Class Aa,b	360	3,776
Haemonetics Corp.[a,b]	2,402	98,098
Hansen Medical Inc.[a,b]	2,812	5,849
HeartWare International Inc.[a,b]	673	56,498
Henry Schein Inc.[a]	2,429	195,437
ICU Medical Inc.[a,b]	542	33,024
IDEXX Laboratories Inc.[a,b]	2,617	242,858
ImmunoCellular Therapeutics Ltd.[a,b]	4,407	8,461
Insulet Corp.[a,b]	2,276	48,297
Integra LifeSciences Holdings Corp.[a]	530	20,654
Intuitive Surgical Inc.[a]	1,892	927,780
Luminex Corp.[a,b]	1,990	33,352
MAKO Surgical Corp.[a,b]	2,081	26,782
Masimo Corp.	2,371	49,815
Medtronic Inc.	3,007	123,347
Merge Healthcare Inc.[a,b]	2,061	5,091
Meridian Bioscience Inc.	1,959	39,670
Merit Medical Systems Inc.[a]	113	1,571
Natus Medical Inc.[a]	861	9,626
Navidea Biopharmaceuticals Inc.[a,b]	4,417	12,500
NuVasive Inc.[a]	506	7,823
NxStage Medical Inc.[a,b]	2,784	31,320
OraSure Technologies Inc.[a,b]	2,500	17,950
Orthofix International NVa,b	711	27,964
PhotoMedex Inc.[a,b]	531	7,705
PSS World Medical Inc.[a]	2,387	68,936
Quidel Corp.[a,b]	1,308	24,420
ResMed Inc.	6,801	282,718
Rochester Medical Corp.[a,b]	445	4,486
Rockwell Medical Technologies Inc.[a,b]	948	7,631
Sirona Dental Systems Inc.[a]	490	31,585
Spectranetics Corp.[a,b]	1,671	24,681
St. Jude Medical Inc.	11,525	416,513
Staar Surgical Co.[a,b]	1,734	10,577
Steris Corp.	2,025	70,328
Stryker Corp.	10,943	599,895
SurModics Inc.[a]	167	3,734
Symmetry Medical Inc.[a]	603	6,344

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

TECHNE Corp.	1,743	$119,117
Thoratec Corp.[a]	2,790	104,681
Tornier NVa,b	486	8,160
Unilife Corp.[a,b]	3,538	8,031
Utah Medical Products Inc.	157	5,660
Varian Medical Systems Inc.[a]	5,307	372,764
Vascular Solutions Inc.[a,b]	776	12,261
Volcano Corp.[a]	2,538	59,922
West Pharmaceutical Services Inc.	1,031	56,447
Young Innovations Inc.	131	5,163
Zeltiq Aesthetics Inc.[a]	252	1,167
Zimmer Holdings Inc.	838	55,861

		8,305,502
HEALTH CARE — SERVICES — 0.48%
Acadia Healthcare Co. Inc.[a,b]	1,347	31,425
Air Methods Corp.	1,828	67,435
AmSurg Corp.[a]	496	14,885
Bio-Reference Laboratories Inc.[a,b]	1,190	34,141
Capital Senior Living Corp.[a]	1,159	21,662
Centene Corp.[a]	2,449	100,409
Covance Inc.[a]	164	9,474
DaVita HealthCare Partners Inc.[a]	4,471	494,180
Emeritus Corp.[a,b]	1,494	36,932
Ensign Group Inc. (The)	514	13,976
HCA Holdings Inc.	5,115	154,319
HealthSouth Corp.[a]	3,838	81,020
IPC The Hospitalist Co. Inc.[a]	796	31,609
Laboratory Corp. of America Holdings[a]	4,608	399,145
LHC Group Inc.[a]	37	788
Magellan Health Services Inc.[a]	72	3,528
Molina Healthcare Inc.[a]	115	3,112
Quest Diagnostics Inc.	894	52,093
Skilled Healthcare Group Inc. Class Aa	854	5,440
Sunrise Senior Living Inc.[a]	2,230	32,067
Tenet Healthcare Corp.[a]	301	9,773
U.S. Physical Therapy Inc.	540	14,872
Universal Health Services Inc. Class B	246	11,894
Vanguard Health Systems Inc.[a,b]	1,315	16,109
WellCare Health Plans Inc.[a]	988	48,106
WellPoint Inc.	893	54,402

		1,742,796

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.02%
Horizon Pharma Inc.[a,b]	2,557	$5,958
Leucadia National Corp.	2,216	52,719
Main Street Capital Corp.	95	2,898
Primoris Services Corp.	381	5,730
Stellus Capital Investment Corp.	320	5,242

		72,547
HOME BUILDERS — 0.08%
Cavco Industries Inc.[a]	296	14,794
D.R. Horton Inc.	967	19,127
Meritage Homes Corp.[a]	453	16,920
NVR Inc.[a]	210	193,200
Ryland Group Inc. (The)	1,199	43,763
Thor Industries Inc.	146	5,465
Winnebago Industries Inc.[a,b]	386	6,612

		299,881
HOME FURNISHINGS — 0.07%
American Woodmark Corp.[a]	89	2,476
DTS Inc.[a,b]	723	12,074
Ethan Allen Interiors Inc.	997	25,633
La-Z-Boy Inc.	728	10,301
Select Comfort Corp.[a]	2,700	70,659
Skullcandy Inc.[a,b]	774	6,030
Tempur-Pedic International Inc.[a]	2,815	88,644
TiVo Inc.[a]	2,960	36,467

		252,284

HOUSEHOLD PRODUCTS & WARES — 0.58%
A.T. Cross Co. Class Aa	401	4,323
ACCO Brands Corp.[a]	2,470	18,130
American Greetings Corp. Class Ab	108	1,824
Blyth Inc.[b]	497	7,728
Central Garden & Pet Co. Class Aa	280	2,926
Church & Dwight Co. Inc.	4,075	218,298
Clorox Co. (The)	376	27,531
Jarden Corp.	867	44,824
Kimberly-Clark Corp.	16,726	1,412,176
Prestige Brands Holdings Inc.[a,b]	1,583	31,707
Scotts Miracle-Gro Co. (The) Class A	1,766	77,792
Spectrum Brands Holdings Inc.[a]	916	41,156
Tumi Holdings Inc.[a]	1,031	21,496

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Tupperware Brands Corp.	2,656	$170,250
WD-40 Co.	839	39,525

		2,119,686
HOUSEWARES — 0.04%
Libbey Inc.[a]	1,009	19,524
Toro Co. (The)	2,846	122,321

		141,845
INSURANCE — 0.52%
Allied World Assurance Co. Holdings Ltd.	881	69,423
AmTrust Financial Services Inc.	212	6,082
Aon PLC	1,322	73,503
Arch Capital Group Ltd.[a]	721	31,738
Arthur J. Gallagher & Co.	5,636	195,287
Brown & Brown Inc.	498	12,679
eHealth Inc.[a,b]	935	25,694
Endurance Specialty Holdings Ltd.	215	8,533
Erie Indemnity Co. Class A	1,228	85,002
First American Financial Corp.	461	11,106
Greenlight Capital Re Ltd. Class Aa	376	8,678
Hallmark Financial Services Inc.[a]	28	263
Hanover Insurance Group Inc. (The)	975	37,772
Homeowners Choice Inc.	97	2,017
Marsh & McLennan Companies Inc.	20,672	712,564
Meadowbrook Insurance Group Inc.	177	1,023
Montpelier Re Holdings Ltd.	304	6,949
Navigators Group Inc. (The)[a]	199	10,163
State Auto Financial Corp.	82	1,225
Tower Group Inc.	896	15,922
Travelers Companies Inc. (The)	8,086	580,737
Validus Holdings Ltd.	640	22,131

		1,918,491
INTERNET — 5.98%
1-800-FLOWERS.COM Inc.[a]	75	275
Active Network Inc. (The)[a,b]	1,853	9,098
Amazon.com Inc.[a]	17,283	4,340,453
Ambient Corp.[a]	186	560
Angie’s List Inc.[a,b]	1,693	20,299
AOL Inc.[a]	990	29,314
Bankrate Inc.[a,b]	1,931	24,041
Bazaarvoice Inc.[a,b]	143	1,337
Blucora Inc.[a]	338	5,310

Security	Shares	Value

Blue Nile Inc.[a]	671	$25,834
Boingo Wireless Inc.[a]	757	5,715
Brightcove Inc.[a,b]	214	1,935
BroadSoft Inc.[a,b]	1,310	47,592
CafePress Inc.[a,b]	223	1,287
Cogent Communications Group Inc.	2,193	49,650
comScore Inc.[a]	1,682	23,178
Constant Contact Inc.[a,b]	1,420	20,178
Dealertrack Technologies Inc.[a,b]	1,803	51,782
Dice Holdings Inc.[a,b]	2,476	22,730
eBay Inc.[a]	55,383	2,825,641
Equinix Inc.[a]	2,308	475,910
ExactTarget Inc.[a,b]	464	9,280
Expedia Inc.	2,621	161,060
F5 Networks Inc.[a]	3,780	367,227
Facebook Inc. Class Aa	20,086	534,890
Global Sources Ltd.[a]	126	816
Google Inc. Class Aa	12,363	8,769,941
Groupon Inc.[a,b]	2,062	10,063
HealthStream Inc.[a,b]	931	22,633
HomeAway Inc.[a]	1,361	29,942
IAC/InterActiveCorp	517	24,454
ICG Group Inc.[a]	118	1,349
Internap Network Services Corp.[a]	1,268	8,800
iPass Inc.[a,b]	2,307	4,222
Kayak Software Corp.[a]	159	6,316
Liberty Interactive Corp. Series Aa	3,802	74,823
Liberty Ventures Series Aa	255	17,279
LinkedIn Corp. Class Aa	2,946	338,260
Lionbridge Technologies Inc.[a,b]	2,820	11,336
Liquidity Services Inc.[a,b]	1,121	45,804
magicJack VocalTec Ltd.[a,b]	501	9,123
MeetMe Inc.[a,b]	305	1,064
Move Inc.[a,b]	1,802	13,677
Netflix Inc.[a,b]	2,648	245,681
NIC Inc.	3,072	50,197
NutriSystem Inc.	1,362	11,155
OpenTable Inc.[a]	1,073	52,362
Orbitz Worldwide Inc.[a,b]	1,107	3,011
Overstock.com Inc.[a,b]	530	7,584
Pandora Media Inc.[a,b]	4,852	44,541

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Perficient Inc.[a,b]	1,177	$13,865
Priceline.com Inc.[a]	2,376	1,475,971
Rackspace Hosting Inc.[a]	5,195	385,833
ReachLocal Inc.[a,b]	457	5,900
Responsys Inc.[a]	1,701	10,138
Saba Software Inc.[a,b]	1,314	11,484
Sapient Corp.[a]	5,863	61,913
Shutterfly Inc.[a]	425	12,695
Sourcefire Inc.[a,b]	1,405	66,344
Spark Networks Inc.[a]	553	4,313
Splunk Inc.[a]	737	21,388
SPS Commerce Inc.[a,b]	515	19,194
Stamps.com Inc.[a,b]	676	17,035
Support.com Inc.[a,b]	2,500	10,450
Symantec Corp.[a]	1,949	36,661
Synacor Inc.[a]	306	1,674
TIBCO Software Inc.[a]	7,842	172,602
Towerstream Corp.[a,b]	2,271	7,381
Travelzoo Inc.[a]	346	6,571
TripAdvisor Inc.[a]	4,158	174,470
Trulia Inc.[a]	330	5,359
Unwired Planet Inc.[a]	1,189	1,427
US Auto Parts Network Inc.[a,b]	677	1,239
ValueClick Inc.[a]	2,336	45,342
Vasco Data Security International Inc.[a,b]	595	4,855
VeriSign Inc.[a]	6,911	268,285
VirnetX Holding Corp.[a,b]	1,998	58,501
Vitacost.com Inc.[a]	1,118	7,580
Vocus Inc.[a,b]	983	17,085
Web.com Group Inc.[a,b]	1,669	24,701
Websense Inc.[a]	1,759	26,455
XO Group Inc.[a]	1,250	11,625
Yelp Inc.[a,b]	404	7,615
Zillow Inc. Class Aa,b	148	4,107
Zix Corp.[a,b]	3,041	8,515
Zynga Inc. Class Aa	6,245	14,801

		21,882,383
IRON & STEEL — 0.01%
AK Steel Holding Corp.	1,792	8,243
Carpenter Technology Corp.	163	8,416
Metals USA Holdings Corp.	133	2,326
Steel Dynamics Inc.	2,245	30,824

		49,809

Security	Shares	Value

LEISURE TIME — 0.30%
Arctic Cat Inc.[a]	601	$20,067
Brunswick Corp.	4,249	123,603
Harley-Davidson Inc.	11,003	537,387
Interval Leisure Group Inc.	1,856	35,988
Life Time Fitness Inc.[a,b]	1,889	92,958
Marine Products Corp.	223	1,276
Polaris Industries Inc.	3,129	263,305
Town Sports International Holdings Inc.	1,106	11,779

		1,086,363
LODGING — 0.75%
Ameristar Casinos Inc.	1,362	35,739
Boyd Gaming Corp.[a]	209	1,388
Caesars Entertainment Corp.[a,b]	1,566	10,837
Choice Hotels International Inc.	108	3,631
Las Vegas Sands Corp.	18,967	875,517
Marriott International Inc. Class A	11,161	415,970
Morgans Hotel Group Co.[a]	349	1,933
MTR Gaming Group Inc.[a,b]	1,084	4,520
Ryman Hospitality Properties Inc.[b]	1,191	45,806
Starwood Hotels & Resorts Worldwide Inc.	9,505	545,207
Wyndham Worldwide Corp.	6,948	369,703
Wynn Resorts Ltd.	3,795	426,900

		2,737,151
MACHINERY — 2.35%
Altra Holdings Inc.	697	15,369
Applied Industrial Technologies Inc.	1,845	77,508
Babcock & Wilcox Co. (The)	5,679	148,790
Cascade Corp.	22	1,415
Caterpillar Inc.	31,201	2,794,986
Chart Industries Inc.[a,b]	1,421	94,738
Cognex Corp.	2,039	75,076
Cummins Inc.	9,172	993,786
Deere & Co.	18,972	1,639,560
DXP Enterprises Inc.[a,b]	498	24,437
Flow International Corp.[a]	464	1,624
Flowserve Corp.	2,249	330,153
Gorman-Rupp Co. (The)	855	25,505
Graco Inc.	2,879	148,240
IDEX Corp.	775	36,061
Intermec Inc.[a]	370	3,648
iRobot Corp.[a,b]	1,310	24,549
Joy Global Inc.	5,036	321,196

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Lindsay Corp.	602	$48,232
Manitowoc Co. Inc. (The)	4,787	75,060
Middleby Corp. (The)[a,b]	896	114,876
Nordson Corp.	2,838	179,135
Robbins & Myers Inc.	757	45,004
Rockwell Automation Inc.	6,795	570,712
Roper Industries Inc.	4,629	516,041
Sauer-Danfoss Inc.	571	30,474
Tennant Co.	880	38,676
Wabtec Corp.	2,292	200,642
Xylem Inc.	963	26,097
Zebra Technologies Corp. Class Aa	389	15,280

		8,616,870
MANUFACTURING — 1.95%
3M Co.	29,827	2,769,437
A.O. Smith Corp.	511	32,229
Actuant Corp. Class A	804	22,440
AptarGroup Inc.	1,065	50,822
AZZ Inc.	1,212	46,577
Blount International Inc.[a]	2,343	37,066
Carlisle Companies Inc.	264	15,513
CLARCOR Inc.	2,388	114,099
Colfax Corp.[a]	445	17,956
Danaher Corp.	9,524	532,392
Donaldson Co. Inc.	7,080	232,507
Eaton Corp. PLC	4,047	219,347
EnPro Industries Inc.[a,b]	516	21,104
Federal Signal Corp.[a]	241	1,834
GP Strategies Corp.[a,b]	643	13,278
Handy & Harman Ltd.[a,b]	231	3,481
Hexcel Corp.[a,b]	4,739	127,763
Hillenbrand Inc.	2,619	59,215
Illinois Tool Works Inc.	19,180	1,166,336
Ingersoll-Rand PLC	11,643	558,398
ITT Corp.	1,040	24,398
John Bean Technologies Corp.	1,379	24,505
Koppers Holdings Inc.	985	37,578
LSB Industries Inc.[a,b]	513	18,170
Movado Group Inc.	60	1,841
Myers Industries Inc.	1,598	24,210
Pall Corp.	5,515	332,334
Park-Ohio Holdings Corp.[a,b]	381	8,119

Security	Shares	Value

Parker Hannifin Corp.	3,234	$275,084
Polypore International Inc.[a,b]	2,213	102,904
Proto Labs Inc.[a]	241	9,500
Raven Industries Inc.[b]	1,702	44,865
Smith & Wesson Holding Corp.[a,b]	3,093	26,105
SPX Corp.	727	50,999
Standex International Corp.	138	7,078
Sturm, Ruger & Co. Inc.[b]	897	40,724
Textron Inc.	828	20,526
TriMas Corp.[a,b]	1,560	43,618

		7,134,352
MEDIA — 3.58%
AMC Networks Inc. Class Aa	2,717	134,492
Belo Corp. Class A	1,636	12,548
Cablevision NY Group Class A	1,059	15,822
CBS Corp. Class B NVS	5,241	199,420
Charter Communications Inc. Class Aa	2,331	177,715
Comcast Corp. Class A	60,970	2,279,059
Crown Media Holdings Inc. Class Aa,b	355	657
Demand Media Inc.[a]	1,066	9,903
DIRECTV[a]	28,793	1,444,257
Discovery Communications Inc. Series Aa	11,380	722,402
DISH Network Corp. Class A	7,582	275,985
FactSet Research Systems Inc.	2,137	188,184
John Wiley & Sons Inc. Class A	965	37,567
Liberty Global Inc. Series Aa	12,523	788,824
Liberty Media Corp. Series Aa	334	38,747
McGraw-Hill Companies Inc. (The)	13,354	730,063
News Corp. Class A NVS	34,391	878,346
Nexstar Broadcasting Group Inc.[a]	92	974
Nielsen Holdings NVa	1,442	44,111
Outdoor Channel Holdings Inc.	218	1,657
Scripps Networks Interactive Inc. Class A	4,045	234,286
Sinclair Broadcast Group Inc. Class A	148	1,868
Sirius XM Radio Inc.	180,599	521,931
Time Warner Cable Inc.	14,909	1,449,006
Value Line Inc.	47	422
Viacom Inc. Class B NVS	25,152	1,326,517
Walt Disney Co. (The)	31,380	1,562,410
World Wrestling Entertainment Inc. Class A	1,116	8,805

		13,085,978

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.45%
CIRCOR International Inc.	58	$2,296
Dynamic Materials Corp.	232	3,225
Haynes International Inc.	485	25,157
Mueller Industries Inc.	95	4,753
Mueller Water Products Inc. Class A	4,880	27,377
Omega Flex Inc.	131	1,619
Precision Castparts Corp.	6,933	1,313,249
RBC Bearings Inc.[a,b]	1,057	52,924
Rexnord Corp.[a]	300	6,390
Sun Hydraulics Corp.	972	25,350
Timken Co. (The)	366	17,506
Valmont Industries Inc.	1,117	152,526

		1,632,372
MINING — 0.25%
Allied Nevada Gold Corp.[a]	4,276	128,836
AMCOL International Corp.	1,113	34,147
Coeur d’Alene Mines Corp.[a]	1,760	43,296
Compass Minerals International Inc.	1,570	117,295
General Moly Inc.[a]	470	1,885
Globe Specialty Metals Inc.	199	2,736
Gold Reserve Inc.[a]	352	1,165
Gold Resource Corp.[b]	1,419	21,867
Materion Corp.	75	1,933
Midway Gold Corp.[a]	5,461	7,591
Molycorp Inc.[a,b]	791	7,467
Noranda Aluminium Holding Corp.	1,591	9,721
Paramount Gold and Silver Corp.[a,b]	6,010	13,943
Royal Gold Inc.	3,050	247,995
Southern Copper Corp.	5,771	218,490
Tahoe Resources Inc.[a]	863	15,810
United States Antimony Corp.[a,b]	2,567	4,518
United States Lime & Minerals Inc.[a]	80	3,770
Uranerz Energy Corp.[a,b]	2,956	4,109
Uranium Energy Corp.[a]	1,872	4,792
US Silica Holdings Inc.	562	9,402

		900,768
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.	4,989	53,083

		53,083

Security	Shares	Value

OFFICE FURNISHINGS — 0.05%
CompX International Inc.	5	$71
Herman Miller Inc.	2,678	57,363
HNI Corp.	2,047	61,533
Interface Inc.	2,788	44,831
Knoll Inc.	1,584	24,330
Steelcase Inc. Class A	426	5,427

		193,555
OIL & GAS — 1.53%
Abraxas Petroleum Corp.[a]	3,774	8,265
Alon USA Energy Inc.	395	7,145
Apco Oil and Gas International Inc.	418	5,146
Approach Resources Inc.[a]	1,600	40,016
Arabian American Development Co.[a]	954	7,928
Atwood Oceanics Inc.[a]	854	39,105
Berry Petroleum Co. Class A	2,490	83,539
Bonanza Creek Energy Inc.[a]	72	2,001
BPZ Resources Inc.[a,b]	1,154	3,635
Cabot Oil & Gas Corp.	9,965	495,659
Carrizo Oil & Gas Inc.[a]	1,621	33,911
Cheniere Energy Inc.[a]	6,658	125,037
Clayton Williams Energy Inc.[a]	25	1,000
Cobalt International Energy Inc.[a]	8,271	203,136
Concho Resources Inc.[a]	4,960	399,578
Contango Oil & Gas Co.	555	23,510
Continental Resources Inc.[a]	2,021	148,523
CVR Energy Inc.[a]	535	26,103
Diamondback Energy Inc.[a]	397	7,591
Endeavour International Corp.[a,b]	1,969	10,199
Energy XXI (Bermuda) Ltd.	2,729	87,846
EOG Resources Inc.	12,862	1,553,601
Evolution Petroleum Corp.[a]	737	5,992
FX Energy Inc.[a,b]	2,404	9,880
Goodrich Petroleum Corp.[a,b]	1,174	10,942
Gulfport Energy Corp.[a]	884	33,786
Halcon Resources Corp.[a,b]	4,643	32,130
Helmerich & Payne Inc.	1,054	59,034
Isramco Inc.[a,b]	50	5,199
Kodiak Oil & Gas Corp.[a]	12,539	110,970
Kosmos Energy Ltd.[a,b]	3,365	41,558

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Laredo Petroleum Holdings Inc.[a,b]	910	$16,526
Magnum Hunter Resources Corp.[a]	2,448	9,767
Matador Resources Co.[a,b]	584	4,789
Midstates Petroleum Co. Inc.[a]	528	3,638
Noble Energy Inc.	1,878	191,068
Northern Oil and Gas Inc.[a,b]	2,996	50,393
Oasis Petroleum Inc.[a]	3,802	120,904
Panhandle Oil and Gas Inc.	349	9,852
Pioneer Natural Resources Co.	4,929	525,382
Range Resources Corp.	7,813	490,891
Rosetta Resources Inc.[a]	2,516	114,126
Sanchez Energy Corp.[a,b]	553	9,954
SM Energy Co.	2,544	132,822
Southwestern Energy Co.[a]	5,770	192,776
VAALCO Energy Inc.[a,b]	2,756	23,839
W&T Offshore Inc.	113	1,811
Warren Resources Inc.[a]	508	1,427
Western Refining Inc.	1,609	45,358
Whiting Petroleum Corp.[a]	794	34,436
ZaZa Energy Corp.[a,b]	551	1,130

		5,602,854
OIL & GAS SERVICES — 2.06%
C&J Energy Services Inc.[a,b]	654	14,022
Cameron International Corp.[a]	9,082	512,770
CARBO Ceramics Inc.	940	73,640
Dresser-Rand Group Inc.[a]	3,616	203,002
Dril-Quip Inc.[a,b]	1,912	139,672
Edgen Group Inc.[a]	181	1,278
Flotek Industries Inc.[a,b]	2,286	27,889
FMC Technologies Inc.[a]	11,479	491,646
Forum Energy Technologies Inc.[a]	1,058	26,185
Geospace Technologies Corp.[a,b]	606	53,855
Global Geophysical Services Inc.[a]	830	3,195
Halliburton Co.	14,146	490,725
ION Geophysical Corp.[a,b]	6,267	40,798
Lufkin Industries Inc.	1,584	92,078
Matrix Service Co.[a]	188	2,162
Mitcham Industries Inc.[a]	368	5,016
MRC Global Inc.[a]	665	18,474
National Oilwell Varco Inc.	4,623	315,982
Oceaneering International Inc.	5,149	276,965
Oil States International Inc.[a]	2,266	162,110

Security	Shares	Value

Pioneer Energy Services Corp.[a]	602	$4,370
RPC Inc.[b]	2,551	31,224
Schlumberger Ltd.	63,700	4,413,773
SEACOR Holdings Inc.	450	37,710
Targa Resources Corp.	1,379	72,866
TGC Industries Inc.	697	5,708
Thermon Group Holdings Inc.[a]	701	15,793
Willbros Group Inc.[a]	349	1,871

		7,534,779
PACKAGING & CONTAINERS — 0.23%
AEP Industries Inc.[a,b]	217	12,853
Ball Corp.	7,457	333,701
Berry Plastics Group Inc.[a]	657	10,565
Crown Holdings Inc.[a]	1,696	62,430
Owens-Illinois Inc.[a]	5,805	123,472
Packaging Corp. of America	4,277	164,536
Rock-Tenn Co. Class A	386	26,985
Silgan Holdings Inc.	2,341	97,362

		831,904
PHARMACEUTICALS — 5.75%
Abbott Laboratories	71,241	4,666,285
Achillion Pharmaceuticals Inc.[a,b]	2,540	20,371
Acura Pharmaceuticals Inc.[a,b]	492	1,092
Akorn Inc.[a,b]	2,681	35,818
Align Technology Inc.[a,b]	3,419	94,877
Alkermes PLC[a]	5,826	107,898
Allergan Inc.	14,459	1,326,324
Allos Therapeutics Inc. Escrow[a,d]	2,829	—
AmerisourceBergen Corp.	11,214	484,221
Amicus Therapeutics Inc.[a,b]	1,444	3,870
Ampio Pharmaceuticals Inc.[a,b]	2,298	8,250
Anacor Pharmaceuticals Inc.[a]	788	4,098
Anika Therapeutics Inc.[a,b]	563	5,596
Antares Pharma Inc.[a,b]	4,588	17,480
Array BioPharma Inc.[a,b]	5,930	22,060
Auxilium Pharmaceuticals Inc.[a]	2,267	42,007
AVANIR Pharmaceuticals Inc. Class Aa,b	6,064	15,948
BioDelivery Sciences International Inc.[a,b]	2,196	9,465
BioMarin Pharmaceutical Inc.[a]	5,818	286,536
BioScrip Inc.[a]	563	6,064
BioSpecifics Technologies Corp.[a]	226	3,379
Bristol-Myers Squibb Co.	73,154	2,384,089

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Cadence Pharmaceuticals Inc.[a,b]	2,875	$13,771
Cardinal Health Inc.	8,907	366,790
Catamaran Corp.[a,b]	9,860	464,505
Cempra Inc.[a,b]	218	1,395
ChemoCentryx Inc.[a]	212	2,319
Clovis Oncology Inc.[a,b]	653	10,448
Corcept Therapeutics Inc.[a,b]	372	532
Cumberland Pharmaceuticals Inc.[a,b]	318	1,336
Cytori Therapeutics Inc.[a,b]	2,233	6,297
DENTSPLY International Inc.	3,008	119,147
Depomed Inc.[a]	2,490	15,413
Durata Therapeutics Inc.[a]	8	61
Dyax Corp.[a,b]	4,718	16,419
Eli Lilly and Co.	17,801	877,945
Endo Health Solutions Inc.[a]	3,505	92,076
Endocyte Inc.[a,b]	1,412	12,680
Express Scripts Holding Co.[a]	38,423	2,074,842
Furiex Pharmaceuticals Inc.[a]	354	6,818
Herbalife Ltd.[b]	5,136	169,180
Hi-Tech Pharmacal Co. Inc.	197	6,891
Hyperion Therapeutics Inc.[a]	449	5,065
Idenix Pharmaceuticals Inc.[a,b]	3,958	19,196
Impax Laboratories Inc.[a]	3,187	65,302
Infinity Pharmaceuticals Inc.[a,b]	1,393	48,755
Ironwood Pharmaceuticals Inc. Class Aa	3,577	39,669
Isis Pharmaceuticals Inc.[a,b]	4,718	49,350
Jazz Pharmaceuticals PLC[a]	1,974	105,017
Johnson & Johnson	29,476	2,066,268
Keryx Biopharmaceuticals Inc.[a,b]	3,164	8,290
MannKind Corp.[a,b]	5,397	12,467
MAP Pharmaceuticals Inc.[a]	1,180	18,538
McKesson Corp.	11,233	1,089,152
Mead Johnson Nutrition Co. Class A	9,742	641,900
Medivation Inc.[a]	3,466	177,321
Mylan Inc.[a]	17,765	488,182
Nature’s Sunshine Products Inc.	322	4,663
Nektar Therapeutics[a,b]	3,874	28,706
Neogen Corp.[a,b]	1,203	54,520
Neurocrine Biosciences Inc.[a,b]	3,159	23,629
Obagi Medical Products Inc.[a,b]	849	11,538
Onyx Pharmaceuticals Inc.[a]	3,058	230,971

Security	Shares	Value

Opko Health Inc.[a,b]	4,988	$23,992
Optimer Pharmaceuticals Inc.[a,b]	2,239	20,263
Orexigen Therapeutics Inc.[a,b]	3,802	20,037
Osiris Therapeutics Inc.[a,b]	763	6,852
Pacira Pharmaceuticals Inc.[a,b]	879	15,356
Pain Therapeutics Inc.[a]	1,690	4,580
Patterson Companies Inc.	4,143	141,815
Pernix Therapeutics Holdings[a]	438	3,394
Perrigo Co.	4,501	468,239
Pharmacyclics Inc.[a,b]	2,585	149,671
POZEN Inc.[a,b]	1,171	5,867
Progenics Pharmaceuticals Inc.[a,b]	3,152	9,393
Questcor Pharmaceuticals Inc.[b]	2,569	68,644
Raptor Pharmaceutical Corp.[a,b]	3,012	17,620
Regulus Therapeutics Inc.[a]	927	5,840
Repros Therapeutics Inc.[a]	1,029	16,207
Rigel Pharmaceuticals Inc.[a,b]	3,413	22,184
Sagent Pharmaceuticals Inc.[a,b]	447	7,192
Salix Pharmaceuticals Ltd.[a]	2,846	115,206
Santarus Inc.[a]	2,652	29,119
SciClone Pharmaceuticals Inc.[a]	2,708	11,671
SIGA Technologies Inc.[a,b]	1,582	4,145
Star Scientific Inc.[a,b]	6,940	18,599
Sucampo Pharmaceuticals Inc. Class Aa,b	581	2,847
Synageva BioPharma Corp.[a,b]	484	22,404
Synergy Pharmaceuticals Inc.[a]	1,962	10,320
Synta Pharmaceuticals Corp.[a,b]	2,299	20,737
Synutra International Inc.[a]	817	3,783
TESARO Inc.[a,b]	80	1,356
Theravance Inc.[a,b]	2,887	64,293
Threshold Pharmaceuticals Inc.[a]	2,146	9,035
USANA Health Sciences Inc.[a,b]	274	9,023
Vanda Pharmaceuticals Inc.[a,b]	1,207	4,466
Ventrus Biosciences Inc.[a,b]	596	1,287
VIVUS Inc.[a,b]	4,740	63,611
Warner Chilcott PLC Class A	7,973	95,995
Watson Pharmaceuticals Inc.[a]	6,058	520,988
XenoPort Inc.[a]	1,865	14,491
Zogenix Inc.[a,b]	3,453	4,592

		21,028,206

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

PIPELINES — 0.63%
Crosstex Energy Inc.	1,779	$25,511
Kinder Morgan Inc.	23,320	823,896
ONEOK Inc.	9,892	422,883
Williams Companies Inc. (The)	32,179	1,053,540

		2,325,830
REAL ESTATE — 0.10%
Alexander & Baldwin Inc.[a]	141	4,141
CBRE Group Inc. Class Aa	15,608	310,599
HFF Inc. Class A	1,329	19,802
Realogy Holdings Corp.[a]	631	26,477
St. Joe Co. (The)[a,b]	370	8,540

		369,559
REAL ESTATE INVESTMENT TRUSTS — 2.35%
Acadia Realty Trust[b]	2,472	61,998
Alexander’s Inc.	102	33,742
American Campus Communities Inc.	534	24,633
American Tower Corp.	18,827	1,454,762
Apartment Investment and Management Co. Class A	4,855	131,376
Apollo Residential Mortgage Inc.	111	2,241
Associated Estates Realty Corp.[b]	1,300	20,956
Boston Properties Inc.	1,204	127,395
BRE Properties Inc. Class Ab	1,038	52,762
Camden Property Trust	2,875	196,104
CoreSite Realty Corp.	489	13,526
Digital Realty Trust Inc.[b]	5,876	398,922
DuPont Fabros Technology Inc.[b]	1,375	33,220
EastGroup Properties Inc.[b]	1,269	68,285
Equity Lifestyle Properties, Inc.	1,623	109,212
Equity Residential	1,248	70,724
Essex Property Trust Inc.[b]	1,708	250,478
Extra Space Storage Inc.	3,349	121,870
Federal Realty Investment Trust	2,385	248,088
FelCor Lodging Trust Inc.[a,b]	3,531	16,490
Glimcher Realty Trust	5,975	66,263
Gyrodyne Co. of America Inc.	52	3,747
HCP Inc.	1,527	68,990
Highwoods Properties Inc.	2,768	92,590
Home Properties Inc.	1,327	81,358
Inland Real Estate Corp.	1,650	13,827
Javelin Mortgage Investment Corp.	259	4,944

Security	Shares	Value

Kilroy Realty Corp.	224	$10,611
LTC Properties Inc.	318	11,190
Mid-America Apartment Communities Inc.	1,835	118,816
Monmouth Real Estate Investment Corp. Class A	858	8,889
National Health Investors Inc.[b]	1,168	66,027
Omega Healthcare Investors Inc.[b]	5,405	128,909
Plum Creek Timber Co. Inc.	7,687	341,072
Post Properties Inc.[b]	1,059	52,897
Potlatch Corp.	1,209	47,381
PS Business Parks Inc.	725	47,111
Public Storage	6,797	985,293
Rayonier Inc.	4,609	238,884
Regency Centers Corp.	2,576	121,381
Saul Centers Inc.[b]	349	14,934
Simon Property Group Inc.	12,163	1,922,849
Sovran Self Storage Inc.[b]	1,258	78,122
Spirit Realty Capital Inc.	380	6,756
Strategic Hotels & Resorts Inc.[a]	7,296	46,694
Sun Communities Inc.[b]	1,423	56,763
Tanger Factory Outlet Centers Inc.	4,434	151,643
Taubman Centers Inc.	844	66,440
UMH Properties Inc.	152	1,570
Universal Health Realty Income Trust	356	18,017
Urstadt Biddle Properties Inc. Class Ab	1,083	21,313
Washington Real Estate Investment Trust	997	26,072
Weyerhaeuser Co.	8,175	227,428

		8,585,565
RETAIL — 9.13%
Advance Auto Parts Inc.	3,497	253,008
Aeropostale Inc.[a]	3,866	50,297
AFC Enterprises Inc.[a,b]	1,135	29,658
America’s Car-Mart Inc.[a,b]	382	15,479
American Eagle Outfitters Inc.	7,280	149,313
ANN INC.[a]	2,429	82,197
Asbury Automotive Group Inc.[a,b]	1,176	37,667
Ascena Retail Group Inc.[a]	5,866	108,462
AutoNation Inc.[a]	894	35,492
AutoZone Inc.[a]	1,819	644,708
Barnes & Noble Inc.[a,b]	116	1,750
bebe stores inc.	271	1,081
Bed Bath & Beyond Inc.[a]	11,101	620,657

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Big Lots Inc.[a]	2,989	$85,067
Biglari Holdings Inc.[a]	5	1,950
BJ’s Restaurants Inc.[a,b]	1,177	38,723
Bloomin’ Brands Inc.[a]	676	10,573
Bob Evans Farms Inc.	188	7,558
Body Central Corp.[a,b]	776	7,729
Bravo Brio Restaurant Group Inc.[a]	882	11,845
Brinker International Inc.	3,586	111,130
Buckle Inc. (The)[b]	1,322	59,014
Buffalo Wild Wings Inc.[a]	882	64,227
Cabela’s Inc.[a]	2,014	84,085
Caribou Coffee Co. Inc.[a,b]	1,005	16,271
CarMax Inc.[a]	1,975	74,142
Carrols Restaurant Group Inc.[a,b]	577	3,450
Casey’s General Stores Inc.	1,811	96,164
Cash America International Inc.	581	23,048
Cato Corp. (The) Class A	1,248	34,233
CEC Entertainment Inc.	880	29,207
Cheesecake Factory Inc. (The)	2,575	84,254
Chico’s FAS Inc.	5,613	103,616
Children’s Place Retail Stores Inc. (The)[a]	436	19,310
Chipotle Mexican Grill Inc.[a]	1,525	453,627
Chuy’s Holdings Inc.[a]	254	5,674
Coinstar Inc.[a,b]	1,473	76,611
Conn’s Inc.[a]	198	6,075
Copart Inc.[a]	4,841	142,810
Costco Wholesale Corp.	20,666	2,041,181
Cracker Barrel Old Country Store Inc.	915	58,798
CVS Caremark Corp.	12,374	598,283
Darden Restaurants Inc.	6,121	275,874
Del Frisco’s Restaurant Group Inc.[a]	42	655
Denny’s Corp.[a]	3,637	17,749
Destination Maternity Corp.	277	5,972
Dick’s Sporting Goods Inc.	4,420	201,066
DineEquity Inc.[a]	778	52,126
Dollar General Corp.[a]	8,770	386,669
Dollar Tree Inc.[a]	11,099	450,175
Domino’s Pizza Inc.	2,755	119,980
DSW Inc. Class A	1,472	96,696
Dunkin’ Brands Group Inc.	3,369	111,783
Einstein Noah Restaurant Group Inc.	236	2,882

Security	Shares	Value

Express Inc.[a]	4,256	$64,223
EZCORP Inc. Class A NVS[a]	1,565	31,081
Family Dollar Stores Inc.	4,593	291,242
Fiesta Restaurant Group Inc.[a,b]	697	10,678
Fifth & Pacific Companies Inc.[a]	220	2,739
Finish Line Inc. (The) Class A	919	17,397
First Cash Financial Services Inc.[a]	1,365	67,731
Five Below Inc.[a]	282	9,035
Foot Locker Inc.	1,490	47,859
Francesca’s Holdings Corp.[a,b]	1,655	42,964
Gap Inc. (The)	14,592	452,936
Genesco Inc.[a,b]	1,168	64,240
GNC Holdings Inc. Class A	3,264	108,626
Gordmans Stores Inc.[a,b]	405	6,083
hhgregg Inc.[a,b]	48	337
Hibbett Sports Inc.[a]	1,254	66,086
Home Depot Inc. (The)	73,111	4,521,915
Hot Topic Inc.	2,012	19,416
HSN Inc.	1,695	93,361
Ignite Restaurant Group Inc.[a]	317	4,121
Jack in the Box Inc.[a]	1,699	48,591
Jamba Inc.[a,b]	5,172	11,585
Jos. A. Bank Clothiers Inc.[a,b]	1,229	52,331
Kohl’s Corp.	854	36,705
Limited Brands Inc.	11,596	545,708
Lowe’s Companies Inc.	7,010	248,995
Lumber Liquidators Holdings Inc.[a,b]	1,312	69,313
Macy’s Inc.	2,661	103,832
Mattress Firm Holding Corp.[a,b]	526	12,903
McDonald’s Corp.	48,549	4,282,507
Men’s Wearhouse Inc. (The)	509	15,860
MSC Industrial Direct Co. Inc. Class A	2,167	163,348
Nathan’s Famous Inc.[a]	129	4,347
New York & Co. Inc.[a,b]	816	3,109
Nordstrom Inc.	7,571	405,049
Nu Skin Enterprises Inc. Class A	2,540	94,107
O’Reilly Automotive Inc.[a]	5,665	506,564
Panera Bread Co. Class Aa	1,347	213,944
Pantry Inc. (The)[a]	75	910
Papa John’s International Inc.[a]	860	47,248
Penske Automotive Group Inc.	523	15,737

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

PetMed Express Inc.	991	$11,000
PetSmart Inc.	5,156	352,361
Pier 1 Imports Inc.	4,623	92,460
PriceSmart Inc.	864	66,571
PVH Corp.	3,091	343,132
Red Robin Gourmet Burgers Inc.[a,b]	309	10,905
Restoration Hardware Holdings Inc.[a]	152	5,127
Rite Aid Corp.[a]	2,056	2,796
Ross Stores Inc.	10,818	585,795
Roundy’s Inc.[b]	955	4,250
rue21 Inc.[a,b]	742	21,065
Ruth’s Hospitality Group Inc.[a]	1,681	12,221
Sally Beauty Holdings Inc.[a]	6,904	162,727
Sonic Corp.[a,b]	2,318	24,130
Starbucks Corp.	36,182	1,940,079
Susser Holdings Corp.[a]	229	7,898
Systemax Inc.	28	270
Target Corp.	1,762	104,258
Teavana Holdings Inc.[a,b]	420	6,510
Texas Roadhouse Inc.	2,971	49,913
Tiffany & Co.	5,068	290,599
Tilly’s Inc. Class Aa	439	5,922
TJX Companies Inc. (The)	35,349	1,500,565
Tractor Supply Co.	3,428	302,898
Ulta Salon, Cosmetics & Fragrance Inc.	2,993	294,092
Urban Outfitters Inc.[a]	5,153	202,822
Vera Bradley Inc.[a,b]	970	24,347
Vitamin Shoppe Inc.[a]	1,400	80,304
Wal-Mart Stores Inc.	63,699	4,346,183
Williams-Sonoma Inc.	2,357	103,166
Winmark Corp.	106	6,042
World Fuel Services Corp.	1,093	44,999
Yum! Brands Inc.	21,973	1,459,007
Zumiez Inc.[a]	1,013	19,662

		33,388,890
SAVINGS & LOANS — 0.02%
Beneficial Mutual Bancorp Inc.[a]	209	1,986
BofI Holding Inc.[a]	23	641
Clifton Savings Bancorp Inc.	38	428
Investors Bancorp Inc.	566	10,063
Oritani Financial Corp.	757	11,597
People’s United Financial Inc.	3,287	39,740

		64,455

Security	Shares	Value

SEMICONDUCTORS — 3.88%
Advanced Micro Devices Inc.[a,b]	31,645	$75,948
Altera Corp.	15,522	534,578
Ambarella Inc.[a]	480	5,352
Analog Devices Inc.	1,205	50,682
Atmel Corp.[a]	1,787	11,705
ATMI Inc.[a]	82	1,712
Avago Technologies Ltd.	10,914	345,537
Broadcom Corp. Class A	16,413	545,076
Cabot Microelectronics Corp.	1,121	39,807
Cavium Inc.[a,b]	2,365	73,812
CEVA Inc.[a]	831	13,088
Cirrus Logic Inc.[a,b]	3,201	92,733
Cypress Semiconductor Corp.[a]	3,830	41,517
Exar Corp.[a]	154	1,371
Freescale Semiconductor Ltd.[a,b]	2,264	24,927
GT Advanced Technologies Inc.[a,b]	4,763	14,384
Hittite Microwave Corp.[a]	1,504	93,398
Inphi Corp.[a,b]	443	4,244
Intel Corp.	178,618	3,684,889
Intermolecular Inc.[a,b]	665	5,919
Lam Research Corp.[a]	2,566	92,710
Linear Technology Corp.	10,965	376,100
LSI Corp.[a]	27,074	191,684
Maxim Integrated Products Inc.	6,946	204,212
MaxLinear Inc. Class Aa	174	873
MEMC Electronic Materials Inc.[a]	2,405	7,720
Micrel Inc.	2,309	21,936
Microchip Technology Inc.	9,207	300,056
Microsemi Corp.[a]	4,228	88,957
MIPS Technologies Inc.[a]	1,702	13,310
Monolithic Power Systems Inc.	1,455	32,417
PLX Technology Inc.[a]	1,926	6,991
Power Integrations Inc.	1,365	45,878
QLogic Corp.[a]	1,131	11,005
QUALCOMM Inc.	81,866	5,077,329
QuickLogic Corp.[a,b]	1,630	3,537
Rambus Inc.[a]	370	1,806
Rovi Corp.[a]	1,080	16,664
Semtech Corp.[a]	3,118	90,266
Silicon Image Inc.[a,b]	3,319	16,462
Silicon Laboratories Inc.[a]	1,862	77,850
Skyworks Solutions Inc.[a]	8,036	163,131

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Teradyne Inc.[a,b]	1,078	$18,207
Texas Instruments Inc.	36,694	1,135,312
Ultratech Inc.[a]	1,255	46,812
Veeco Instruments Inc.[a]	472	13,933
Volterra Semiconductor Corp.[a]	1,182	20,295
Xilinx Inc.	12,571	451,299

		14,187,431
SOFTWARE — 6.93%
ACI Worldwide Inc.[a]	1,892	82,661
Actuate Corp.[a]	2,200	12,320
Adobe Systems Inc.[a]	13,543	510,300
Advent Software Inc.[a,b]	1,499	32,049
Akamai Technologies Inc.[a]	7,881	322,412
American Software Inc. Class A	1,040	8,070
ANSYS Inc.[a]	4,431	298,384
Aspen Technology Inc.[a,b]	4,204	116,199
athenahealth Inc.[a,b]	1,719	126,261
Audience Inc.[a]	79	821
Autodesk Inc.[a]	11,010	389,204
AVG Technologies[a,b]	593	9,387
Blackbaud Inc.	2,152	49,130
BMC Software Inc.[a,b]	7,782	308,634
Bottomline Technologies Inc.[a]	474	12,509
Broadridge Financial Solutions Inc.	5,992	137,097
CA Inc.	963	21,167
Callidus Software Inc.[a]	1,685	7,650
Cerner Corp.[a]	6,968	540,996
Citrix Systems Inc.[a]	8,939	587,739
CommVault Systems Inc.[a]	2,127	148,273
Computer Programs and Systems Inc.	533	26,831
Compuware Corp.[a]	544	5,913
Concur Technologies Inc.[a]	2,169	146,451
Cornerstone OnDemand Inc.[a,b]	1,603	47,337
CSG Systems International Inc.[a]	934	16,980
Demandware Inc.[a,b]	295	8,059
Dun & Bradstreet Corp. (The)	1,485	116,795
E2open Inc.[a]	29	411
Ebix Inc.[b]	1,009	16,215
Eloqua Inc.[a]	346	8,162
Envestnet Inc.[a]	1,011	14,103
EPAM Systems Inc.[a]	235	4,254
EPIQ Systems Inc.	102	1,304

Security	Shares	Value

ePocrates Inc.[a,b]	836	$7,374
Exa Corp.[a,b]	14	136
Fair Isaac Corp.	1,632	68,593
FalconStor Software Inc.[a,b]	1,407	3,278
Fiserv Inc.[a]	5,379	425,102
Geeknet Inc.[a]	212	3,413
Glu Mobile Inc.[a,b]	2,384	5,459
Greenway Medical Technologies Inc.[a,b]	248	3,809
Guidance Software Inc.[a,b]	636	7,549
Guidewire Software Inc.[a]	1,085	32,246
Imperva Inc.[a,b]	463	14,598
inContact Inc.[a,b]	1,252	6,485
Infoblox Inc.[a]	353	6,343
Informatica Corp.[a]	5,139	155,815
InnerWorkings Inc.[a,b]	1,513	20,849
Innodata Inc.[a]	1,063	4,018
Interactive Intelligence Group Inc.[a,b]	707	23,713
Intuit Inc.	14,017	834,012
Jive Software Inc.[a]	773	11,232
Market Leader Inc.[a,b]	898	5,882
MedAssets Inc.[a]	923	15,479
Medidata Solutions Inc.[a,b]	1,059	41,502
Microsoft Corp.	359,426	9,607,457
MicroStrategy Inc. Class Aa	406	37,912
Monotype Imaging Holdings Inc.	1,743	27,853
MSCI Inc. Class Aa	5,780	179,122
NetSuite Inc.[a]	1,493	100,479
Nuance Communications Inc.[a]	11,503	256,747
Omnicell Inc.[a]	184	2,736
Oracle Corp.	182,454	6,079,367
Parametric Technology Corp.[a]	5,699	128,285
PDF Solutions Inc.[a,b]	1,170	16,123
Pegasystems Inc.	819	18,575
Proofpoint Inc.[a]	288	3,545
PROS Holdings Inc.[a,b]	988	18,071
QAD Inc. Class A	215	3,096
QLIK Technologies Inc.[a,b]	4,062	88,227
Quality Systems Inc.	1,839	31,925
RealPage Inc.[a,b]	1,704	36,755
Red Hat Inc.[a]	9,270	490,939
Rosetta Stone Inc.[a,b]	254	3,134
Salesforce.com Inc.[a]	6,621	1,112,990

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

SciQuest Inc.[a]	851	$13,497
ServiceNow Inc.[a]	548	16,456
SolarWinds Inc.[a]	2,927	153,521
Solera Holdings Inc.	3,381	180,782
SS&C Technologies Holdings Inc.[a]	442	10,219
Synchronoss Technologies Inc.[a,b]	1,318	27,797
Take-Two Interactive Software Inc.[a]	3,722	40,979
Tangoe Inc.[a,b]	1,419	16,844
Tyler Technologies Inc.[a,b]	1,431	69,318
Ultimate Software Group Inc. (The)[a]	1,266	119,523
VeriFone Systems Inc.[a]	5,114	151,784
Verint Systems Inc.[a,b]	1,040	30,534
VMware Inc. Class Aa	4,210	396,329
Workday Inc. Class Aa	956	52,102

		25,353,988
STORAGE & WAREHOUSING — 0.00%
Wesco Aircraft Holdings Inc.[a]	209	2,761

		2,761
TELECOMMUNICATIONS — 2.83%
8x8 Inc.[a]	3,374	24,934
Acme Packet Inc.[a,b]	2,768	61,228
ADTRAN Inc.[b]	3,004	58,698
Anaren Inc.[a]	75	1,459
Anixter International Inc.	819	52,400
ARRIS Group Inc.[a]	707	10,563
Aruba Networks Inc.[a]	5,321	110,411
Atlantic Tele-Network Inc.	429	15,749
Aware Inc.	484	2,652
CalAmp Corp.[a,b]	1,371	11,407
Calix Inc.[a]	637	4,899
Cbeyond Inc.[a]	79	714
Ciena Corp.[a,b]	3,557	55,845
Cincinnati Bell Inc.[a]	3,415	18,714
Comverse Inc.[a]	1,044	29,785
Comverse Technology Inc.[a,b]	10,424	40,028
Consolidated Communications Holdings Inc.	1,262	20,091
Crown Castle International Corp.[a]	13,983	1,009,013
DigitalGlobe Inc.[a,b]	1,190	29,084
EchoStar Corp. Class Aa	498	17,042
Extreme Networks Inc.[a,b]	4,491	16,347

Security	Shares	Value

Fairpoint Communications Inc.[a,b]	853	$6,773
General Communication Inc. Class Aa	1,706	16,361
Globecomm Systems Inc.[a]	876	9,899
Harris Corp.	1,609	78,777
Hickory Tech Corp.	623	6,062
IDT Corp. Class B	590	5,629
Infinera Corp.[a,b]	4,696	27,284
InterDigital Inc.	1,941	79,775
IPG Photonics Corp.	1,516	101,041
Iridium Communications Inc.[a,b]	407	2,743
Ixia[a,b]	2,010	34,130
KVH Industries Inc.[a,b]	601	8,402
Leap Wireless International Inc.[a]	542	3,604
Level 3 Communications Inc.[a]	3,974	91,839
LogMeIn Inc.[a]	1,052	23,575
Loral Space & Communications Inc.	495	27,057
Lumos Networks Corp.	688	6,894
Motorola Solutions Inc.	14,001	779,576
Neonode Inc.[a]	1,077	5,234
NETGEAR Inc.[a]	808	31,851
NeuStar Inc. Class Aa	3,181	133,379
NTELOS Holdings Corp.	688	9,020
Numerex Corp. Class Aa,b	438	5,755
ORBCOMM Inc.[a,b]	856	3,355
Palo Alto Networks Inc.[a]	270	14,450
ParkerVision Inc.[a,b]	3,634	7,377
Plantronics Inc.	679	25,035
Preformed Line Products Co.	10	594
Premiere Global Services Inc.[a]	555	5,428
Primus Telecommunications Group Inc.	580	6,305
Procera Networks Inc.[a]	905	16,788
RF Micro Devices Inc.[a]	1,689	7,567
RigNet Inc.[a]	587	11,992
Ruckus Wireless Inc.[a]	247	5,565
SBA Communications Corp. Class Aa	5,778	410,354
ShoreTel Inc.[a]	2,160	9,158
Sonus Networks Inc.[a]	745	1,266
Telular Corp.	483	4,574
TESSCO Technologies Inc.	133	2,945
tw telecom inc.[a]	7,161	182,391

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Ubiquiti Networks Inc.[b]	503	$6,106
Verizon Communications Inc.	135,668	5,870,354
ViaSat Inc.[a,b]	1,785	69,436
Virgin Media Inc.	13,226	486,055
Windstream Corp.	16,629	137,688

		10,370,506
TEXTILES — 0.03%
Cintas Corp.	2,348	96,033

		96,033
TOYS, GAMES & HOBBIES — 0.18%
Hasbro Inc.[b]	4,953	177,813
LeapFrog Enterprises Inc.[a,b]	2,405	20,755
Mattel Inc.	12,551	459,617

		658,185
TRANSPORTATION — 2.34%
C.H. Robinson Worldwide Inc.	7,741	489,386
CAI International Inc.[a]	241	5,290
Celadon Group Inc.	956	17,275
Con-way Inc.	1,457	40,534
CSX Corp.	33,591	662,750
Echo Global Logistics Inc.[a]	704	12,651
Expeditors International of Washington Inc.	9,147	361,764
FedEx Corp.	946	86,767
Forward Air Corp.	1,392	48,734
GasLog Ltd.	452	5,618
Genesee & Wyoming Inc. Class Aa,b	2,115	160,909
Golar LNG Ltd.	2,069	76,098
GulfMark Offshore Inc. Class A	278	9,577
Heartland Express Inc.	1,761	23,016
Hub Group Inc. Class Aa	1,766	59,338
J.B. Hunt Transport Services Inc.	4,254	254,006
Kansas City Southern Industries Inc.	4,083	340,849
Kirby Corp.[a,b]	1,968	121,800
Knight Transportation Inc.	2,747	40,189
Landstar System Inc.	2,226	116,776
Matson Inc.	141	3,486
Old Dominion Freight Line Inc.[a]	3,391	116,243
Pacer International Inc.[a]	159	620
PHI Inc.[a]	58	1,942
Quality Distribution Inc.[a]	385	2,310

Security	Shares	Value

Roadrunner Transportation Systems Inc.[a]	321	$5,823
Saia Inc.[a]	143	3,306
Swift Transportation Co.[a,b]	3,758	34,273
Union Pacific Corp.	22,773	2,863,022
United Parcel Service Inc. Class B	34,647	2,554,523
Werner Enterprises Inc.	1,812	39,266
XPO Logistics Inc.[a,b]	840	14,599

		8,572,740
TRUCKING & LEASING — 0.01%
TAL International Group Inc.	695	25,284
Textainer Group Holdings Ltd.[b]	755	23,752

		49,036
WATER — 0.02%
American States Water Co.	97	4,654
Aqua America Inc.	747	18,989
California Water Service Group	998	18,313
Connecticut Water Service Inc.	431	12,835
SJW Corp.	211	5,613
York Water Co. (The)	460	8,082

		68,486

Total COMMON STOCKS
(Cost: $320,396,470)		365,283,685

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp.
(Expires 10/14/13)[a,b]	477	14

		14

TOTAL WARRANTS
(Cost: $0)		14

SHORT-TERM INVESTMENTS — 3.17%

MONEY MARKET FUNDS — 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,e,f]	10,516,776	10,516,776
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,e,f]	749,707	749,707

263

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,e]	344,002	$344,002

		11,610,485

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,610,485)		11,610,485

TOTAL INVESTMENTS IN SECURITIES — 103.01%
(Cost: $332,006,955)		376,894,184
Other Assets, Less Liabilities — (3.01)%		(11,027,162)

NET ASSETS — 100.00%		$365,867,022

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

264

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.78%

ADVERTISING — 0.07%
Clear Channel Outdoor Holdings Inc. Class Aa	769	$5,398
Harte-Hanks Inc.	2,005	11,830
Interpublic Group of Companies Inc. (The)	18,857	207,804
Lamar Advertising Co. Class Aa	474	18,368
Marchex Inc. Class B	1,076	4,422
MDC Partners Inc.	738	8,339

		256,161
AEROSPACE & DEFENSE — 1.13%
AAR Corp.	1,833	34,241
AeroVironment Inc.[a]	315	6,848
Alliant Techsystems Inc.	1,508	93,436
API Technologies Corp.[a,b]	1,480	4,351
Boeing Co. (The)	3,292	248,085
Cubic Corp.	329	15,782
Curtiss-Wright Corp.	2,028	66,579
Esterline Technologies Corp.[a]	1,380	87,782
Exelis Inc.	8,531	96,144
GenCorp Inc.[a]	639	5,847
General Dynamics Corp.	14,353	994,232
Kratos Defense & Security Solutions Inc.[a,b]	1,907	9,592
L-3 Communications Holdings Inc.	4,439	340,116
LMI Aerospace Inc.[a,b]	367	7,098
Lockheed Martin Corp.	1,289	118,962
M/A-COM Technology Solutions Holdings Inc.[a]	232	3,473
Moog Inc. Class Aa	1,821	74,716
National Presto Industries Inc.	202	13,958
Northrop Grumman Corp.	11,364	767,979
Orbital Sciences Corp.[a]	2,679	36,890
Raytheon Co.	15,056	866,623
SIFCO Industries Inc.	79	1,244
Spirit AeroSystems Holdings Inc. Class Aa	4,150	70,426
Teledyne Technologies Inc.[a,b]	1,083	70,471
Triumph Group Inc.	1,482	96,775

		4,131,650
AGRICULTURE — 0.82%
Alico Inc.	104	3,810
Alliance One International Inc.[a,b]	3,945	14,360

Security	Shares	Value

Altria Group Inc.	20,565	$646,152
Andersons Inc. (The)	842	36,122
Archer-Daniels-Midland Co.	29,738	814,524
Bunge Ltd.	6,573	477,791
Cadiz Inc.[a,b]	31	246
Griffin Land & Nurseries Inc.	122	3,294
Philip Morris International Inc.	6,273	524,674
Reynolds American Inc.	9,943	411,938
Universal Corp.	1,052	52,505
Vector Group Ltd.	612	9,100

		2,994,516
AIRLINES — 0.16%
Alaska Air Group Inc.[a]	167	7,196
Copa Holdings SA Class A	289	28,741
Delta Air Lines Inc.[a]	13,877	164,720
Hawaiian Holdings Inc.[a]	1,052	6,912
JetBlue Airways Corp.[a,b]	10,568	60,343
Republic Airways Holdings Inc.[a,b]	987	5,606
SkyWest Inc.	2,143	26,702
Southwest Airlines Co.	27,796	284,631

		584,851
APPAREL — 0.08%
Cherokee Inc.	51	699
Columbia Sportswear Co.[b]	554	29,561
Deckers Outdoor Corp.[a,b]	522	21,021
Delta Apparel Inc.[a,b]	290	4,054
G-III Apparel Group Ltd.[a,b]	665	22,763
Iconix Brand Group Inc.[a,b]	3,211	71,670
Jones Group Inc. (The)	3,714	41,077
K-Swiss Inc. Class Aa	1,185	3,982
Maidenform Brands Inc.[a,b]	309	6,022
Perry Ellis International Inc.	542	10,786
Quiksilver Inc.[a]	5,878	24,982
R.G. Barry Corp.	28	397
SKECHERS U.S.A. Inc. Class Aa	1,696	31,376
Unifi Inc.[a,b]	630	8,196
Warnaco Group Inc. (The)[a]	228	16,318
Weyco Group Inc.	248	5,793

		298,697

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

AUTO MANUFACTURERS — 1.08%
Ford Motor Co.	169,473	$2,194,675
General Motors Co.[a]	34,590	997,230
Navistar International Corp.[a]	3,212	69,925
Oshkosh Corp.[a]	4,051	120,112
PACCAR Inc.	12,436	562,232

		3,944,174
AUTO PARTS & EQUIPMENT — 0.50%
Accuride Corp.[a]	2,154	6,914
American Axle & Manufacturing Holdings Inc.[a,b]	3,022	33,846
Cooper Tire & Rubber Co.	383	9,713
Dana Holding Corp.	6,002	93,691
Douglas Dynamics Inc.	1,006	14,476
Exide Technologies Inc.[a]	3,563	12,185
Federal-Mogul Corp. Class Aa,b	892	7,154
Fuel Systems Solutions Inc.[a,b]	526	7,732
Johnson Controls Inc.	30,728	943,350
Lear Corp.	4,587	214,855
Meritor Inc.[a]	3,356	15,874
Miller Industries Inc.	536	8,174
Modine Manufacturing Co.[a,b]	2,107	17,130
Spartan Motors Inc.	1,509	7,439
Standard Motor Products Inc.	893	19,843
Superior Industries International Inc.	1,062	21,665
TRW Automotive Holdings Corp.[a]	4,608	247,035
Visteon Corp.[a]	2,236	120,342
WABCO Holdings Inc.[a]	214	13,951

		1,815,369
BANKS — 13.27%
1st Source Corp.	690	15,242
1st United Bancorp Inc.	1,225	7,656
Access National Corp.	335	4,355
Alliance Financial Corp.	212	9,224
American National Bankshares Inc.	362	7,309
Ameris Bancorp[a,b]	1,077	13,452
Ames National Corp.	373	8,169
Arrow Financial Corp.	445	11,103
Associated Banc-Corp	7,863	103,163
BancFirst Corp.	305	12,920
Banco Latinoamericano de Comercio Exterior SA Class E	1,259	27,144

Security	Shares	Value

Bancorp Inc. (The)[a,b]	1,340	$14,700
BancorpSouth Inc.	4,234	61,562
Bank of America Corp.	487,483	5,654,803
Bank of Hawaii Corp.	2,063	90,875
Bank of Kentucky Financial Corp.	259	6,405
Bank of Marin Bancorp	241	9,028
Bank of New York Mellon Corp. (The)	53,883	1,384,793
Bank of the Ozarks Inc.	361	12,083
Banner Corp.	1,000	30,730
Bar Harbor Bankshares	174	5,855
BB&T Corp.	31,563	918,799
BBCN Bancorp Inc.	3,557	41,154
Berkshire Bancorp Inc.	206	1,689
BOK Financial Corp.	1,161	63,228
Boston Private Financial Holdings Inc.	3,488	31,427
Bridge Bancorp Inc.	391	7,953
Bridge Capital Holdings[a,b]	300	4,668
Bryn Mawr Bank Corp.	524	11,669
C&F Financial Corp.	148	5,763
Camden National Corp.	353	11,991
Capital Bank Financial Corp.[a]	470	8,023
Capital City Bank Group Inc.[a]	519	5,901
Capital One Financial Corp.	26,217	1,518,751
CapitalSource Inc.	9,418	71,388
Cardinal Financial Corp.	1,328	21,607
Cascade Bancorp[a]	276	1,728
Cathay General Bancorp	3,555	69,322
Center Bancorp Inc.	547	6,334
CenterState Banks Inc.	1,362	11,618
Central Pacific Financial Corp.[a,b]	987	15,387
Century Bancorp Inc. Class A	156	5,140
Chemical Financial Corp.	1,243	29,534
CIT Group Inc.[a]	9,156	353,788
Citigroup Inc.	132,646	5,247,476
Citizens & Northern Corp.	554	10,471
Citizens Republic Bancorp Inc.[a]	1,821	34,544
City Holding Co.[b]	690	24,046
City National Corp.	2,103	104,141
CNB Financial Corp.	570	9,337
CoBiz Financial Inc.	1,696	12,669

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Columbia Banking System Inc.	1,788	$32,077
Comerica Inc.	8,830	267,902
Commerce Bancshares Inc.	3,567	125,059
Community Bank System Inc.	1,783	48,783
Community Trust Bancorp Inc.	627	20,553
Cullen/Frost Bankers Inc.	2,407	130,628
CVB Financial Corp.	3,991	41,506
Eagle Bancorp Inc.[a,b]	760	15,177
East West Bancorp Inc.	6,543	140,609
Enterprise Bancorp Inc.	262	4,328
Enterprise Financial Services Corp.	819	10,704
F.N.B. Corp.	6,378	67,734
Farmers National Banc Corp.	859	5,326
Fidelity Southern Corp.[a]	448	4,278
Fifth Third Bancorp	41,477	630,036
Financial Institutions Inc.	624	11,625
First Bancorp (North Carolina)	707	9,064
First BanCorp (Puerto Rico)[a,b]	3,206	14,683
First Bancorp Inc. (Maine)	397	6,539
First Busey Corp.	3,447	16,029
First California Financial Group Inc.[a,b]	1,022	7,890
First Citizens BancShares Inc. Class A	230	37,605
First Commonwealth Financial Corp.	4,760	32,463
First Community Bancshares Inc.	738	11,786
First Connecticut Bancorp Inc.	815	11,206
First Financial Bancorp	2,638	38,568
First Financial Bankshares Inc.	1,433	55,901
First Financial Corp.	507	15,332
First Horizon National Corp.	11,427	113,242
First Interstate BancSystem Inc.	713	11,002
First Merchants Corp.	1,325	19,663
First Midwest Bancorp Inc.	3,382	42,343
First of Long Island Corp. (The)	353	9,997
First Republic Bank	4,619	151,411
FirstMerit Corp.	4,945	70,170
FNB United Corp.[a]	143	1,659
Franklin Financial Corp.	629	10,429
Fulton Financial Corp.	9,033	86,807
German American Bancorp Inc.	569	12,359
Glacier Bancorp Inc.	3,251	47,822
Goldman Sachs Group Inc. (The)	22,280	2,842,037
Great Southern Bancorp Inc.	467	11,885
Guaranty Bancorp[a,b]	3,479	6,784

Security	Shares	Value

Hancock Holding Co.	3,454	$109,630
Hanmi Financial Corp.[a]	1,438	19,542
Heartland Financial USA Inc.	683	17,860
Heritage Commerce Corp.[a]	944	6,589
Heritage Financial Corp.	708	10,401
Heritage Oaks Bancorp[a]	922	5,348
Home Bancshares Inc.	1,020	33,680
Horizon Bancorp	255	5,011
Hudson Valley Holding Corp.	706	10,992
Huntington Bancshares Inc.	39,570	252,852
IBERIABANK Corp.	1,332	65,428
Independent Bank Corp. (Massachusetts)	974	28,197
International Bancshares Corp.	2,401	43,338
J.P. Morgan Chase & Co.	172,172	7,570,403
KeyCorp	42,842	360,730
Lakeland Bancorp Inc.	1,733	17,642
Lakeland Financial Corp.	746	19,277
M&T Bank Corp.	5,717	562,953
MainSource Financial Group Inc.	913	11,568
MB Financial Inc.	2,471	48,802
Mercantile Bank Corp.	392	6,468
Merchants Bancshares Inc.	216	5,782
Metro Bancorp Inc.[a]	620	8,196
MetroCorp Bancshares Inc.[a,b]	718	7,891
Middleburg Financial Corp.	245	4,327
MidSouth Bancorp Inc.	339	5,543
MidWestOne Financial Group Inc.	310	6,358
Morgan Stanley	69,603	1,330,809
National Bankshares Inc.	318	10,300
National Penn Bancshares Inc.	5,589	52,089
NBT Bancorp Inc.	1,475	29,898
Northern Trust Corp.	9,710	487,054
Northrim BanCorp Inc.	298	6,750
Old National Bancorp	4,578	54,341
OmniAmerican Bancorp Inc.[a,b]	544	12,583
Oriental Financial Group Inc.	2,292	30,598
Pacific Continental Corp.	836	8,134
Pacific Mercantile Bancorp[a,b]	488	3,070
PacWest Bancorp	1,372	33,998
Park National Corp.[b]	517	33,414
Park Sterling Corp.[a,b]	1,468	7,678
Peapack-Gladstone Financial Corp.	403	5,674
Penns Woods Bancorp Inc.	176	6,584

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Peoples Bancorp Inc.	478	$9,766
Pinnacle Financial Partners Inc.[a]	1,546	29,127
PNC Financial Services Group Inc. (The)[c]	23,888	1,392,909
Popular Inc.[a]	4,507	93,701
Preferred Bank[a]	537	7,625
PrivateBancorp Inc.	2,717	41,624
Prosperity Bancshares Inc.	2,170	91,140
Regions Financial Corp.	63,571	452,625
Renasant Corp.	1,136	21,743
Republic Bancorp Inc. Class A	451	9,530
S&T Bancorp Inc.	1,277	23,075
S.Y. Bancorp Inc.	551	12,353
Sandy Spring Bancorp Inc.	1,091	21,187
SCBT Financial Corp.	828	33,269
Seacoast Banking Corp. of Florida[a]	3,285	5,289
Sierra Bancorp	539	6,161
Signature Bank[a]	1,827	130,338
Simmons First National Corp. Class A	784	19,882
Southside Bancshares Inc.	778	16,385
Southwest Bancorp Inc.[a]	894	10,013
State Bank Financial Corp.	1,434	22,772
State Street Corp.	22,074	1,037,699
Stellar One Corp.	1,046	14,790
Sterling Bancorp	1,400	12,754
Sterling Financial Corp.	1,216	25,390
Suffolk Bancorp[a]	441	5,777
Sun Bancorp Inc. (New Jersey)[a,b]	1,703	6,029
SunTrust Banks Inc.	24,296	688,792
Susquehanna Bancshares Inc.	8,447	88,525
SVB Financial Group[a]	2,002	112,052
Synovus Financial Corp.	29,584	72,481
Taylor Capital Group Inc.[a]	746	13,465
TCF Financial Corp.	7,363	89,460
Texas Capital Bancshares Inc.[a]	219	9,816
Tompkins Financial Corp.	594	23,546
TowneBank	1,248	19,331
TriCo Bancshares	758	12,696
TrustCo Bank Corp. NY	4,237	22,371
Trustmark Corp.	2,971	66,729
U.S. Bancorp	85,801	2,740,484
UMB Financial Corp.	1,454	63,743

Security	Shares	Value

Umpqua Holdings Corp.	5,065	$59,716
Union First Market Bankshares Corp.	918	14,477
United Bankshares Inc.	1,756	42,706
United Community Banks Inc.[a]	1,843	17,361
Univest Corp. of Pennsylvania	777	13,287
Valley National Bancorp	8,936	83,105
ViewPoint Financial Group	1,563	32,729
Virginia Commerce Bancorp Inc.[a,b]	1,279	11,447
Walker & Dunlop Inc.[a,b]	524	8,730
Washington Banking Co.	695	9,466
Washington Trust Bancorp Inc.	661	17,391
Webster Financial Corp.	3,259	66,972
Wells Fargo & Co.	221,596	7,574,151
WesBanco Inc.	1,175	26,108
West Bancorporation Inc.	704	7,589
West Coast Bancorp[b]	1,053	23,324
Westamerica Bancorp	562	23,936
Western Alliance Bancorp[a]	3,573	37,624
Wilshire Bancorp Inc.[a,b]	2,791	16,383
Wintrust Financial Corp.	1,632	59,894
Zions Bancorp	8,332	178,305

		48,660,045
BEVERAGES — 0.39%
Beam Inc.	7,103	433,922
Brown-Forman Corp. Class B NVS	858	54,268
Central European Distribution Corp.[a,b]	3,279	7,115
Coca-Cola Enterprises Inc.	12,523	397,355
Constellation Brands Inc. Class Aa	6,681	236,441
Craft Brew Alliance Inc.[a,b]	314	2,035
Farmer Bros. Co.[a]	287	4,141
Green Mountain Coffee Roasters Inc.[a,b]	969	40,078
Molson Coors Brewing Co. Class B NVS	5,859	250,707

		1,426,062
BIOTECHNOLOGY — 0.18%
Agenus Inc.[a]	413	1,693
AMAG Pharmaceuticals Inc.[a,b]	203	2,986
Arena Pharmaceuticals Inc.[a,b]	1,020	9,200
Astex Pharmaceuticals Inc.[a,b]	4,247	12,359
Bio-Rad Laboratories Inc. Class Aa	918	96,436
Cambrex Corp.[a]	640	7,283

268

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Charles River Laboratories International Inc.[a]	819	$30,688
Curis Inc.[a,b]	1,016	3,485
Dynavax Technologies Corp.[a]	937	2,680
Emergent BioSolutions Inc.[a]	936	15,013
Enzon Pharmaceuticals Inc.	1,922	8,514
Geron Corp.[a,b]	6,025	8,495
Harvard Bioscience Inc.[a,b]	981	4,297
ImmunoGen Inc.[a]	771	9,830
InterMune Inc.[a,b]	1,320	12,791
Lexicon Pharmaceuticals Inc.[a,b]	5,218	11,584
Life Technologies Corp.[a]	7,372	361,818
Maxygen Inc.	1,369	3,368
Momenta Pharmaceuticals Inc.[a,b]	1,307	15,396
NPS Pharmaceuticals Inc.[a]	1,316	11,976
Pacific Biosciences of California Inc.[a,b]	2,101	3,572
PDL BioPharma Inc.[b]	835	5,887
RTI Biologics Inc.[a]	2,364	10,094
Sequenom Inc.[a,b]	1,228	5,796
Transcept Pharmaceuticals Inc.[a,b]	519	2,310
Vical Inc.[a]	356	1,036
XOMA Corp.[a]	592	1,418

		660,005
BUILDING MATERIALS — 0.24%
Apogee Enterprises Inc.	1,277	30,610
Comfort Systems USA Inc.	1,186	14,422
Drew Industries Inc.	459	14,803
Fortune Brands Home & Security Inc.[a]	6,028	176,138
Gibraltar Industries Inc.[a,b]	1,378	21,938
Griffon Corp.	2,147	24,605
Louisiana-Pacific Corp.[a,b]	6,431	124,247
LSI Industries Inc.	892	6,253
Martin Marietta Materials Inc.	1,012	95,411
NCI Building Systems Inc.[a]	896	12,454
Owens Corning[a]	5,512	203,889
PGT Inc.[a]	609	2,740
Quanex Building Products Corp.	1,518	30,982
Simpson Manufacturing Co. Inc.	1,624	53,251
Texas Industries Inc.[a,b]	1,030	52,540
Universal Forest Products Inc.	892	33,932

		898,215

Security	Shares	Value

CHEMICALS — 1.70%
A. Schulman Inc.	1,325	$38,332
Aceto Corp.	927	9,307
Air Products and Chemicals Inc.	9,543	801,803
Albemarle Corp.	1,763	109,517
Ashland Inc.	3,524	283,365
Cabot Corp.	2,866	114,038
CF Industries Holdings Inc.	2,323	471,941
Chemtura Corp.[a]	1,364	28,999
Codexis Inc.[a,b]	1,017	2,247
Cytec Industries Inc.	2,081	143,235
Dow Chemical Co. (The)	54,002	1,745,345
Eastman Chemical Co.	1,242	84,518
Ferro Corp.[a]	3,922	16,394
Georgia Gulf Corp.[b]	565	23,323
Huntsman Corp.	8,655	137,614
Innospec Inc.	918	31,662
Intrepid Potash Inc.	1,283	27,315
Kraton Performance Polymers Inc.[a]	1,463	35,156
Kronos Worldwide Inc.[b]	927	18,076
Landec Corp.[a,b]	863	8,190
LyondellBasell Industries NV Class A	13,454	768,089
Minerals Technologies Inc.	1,594	63,632
Mosaic Co. (The)	13,393	758,446
Oil-Dri Corp. of America	88	2,429
Olin Corp.	1,140	24,613
OM Group Inc.[a]	1,508	33,478
PolyOne Corp.	863	17,622
Quaker Chemical Corp.	430	23,160
Rockwood Holdings Inc.	2,171	107,378
RPM International Inc.	3,633	106,665
Sensient Technologies Corp.	2,255	80,188
Spartech Corp.[a]	1,398	12,680
Stepan Co.	34	1,888
W.R. Grace & Co.[a]	293	19,698
Westlake Chemical Corp.	694	55,034
Zep Inc.	597	8,621
Zoltek Companies Inc.[a,b]	1,257	9,742

		6,223,740

269

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COAL — 0.27%
Alpha Natural Resources Inc.[a,b]	9,983	$97,234
Arch Coal Inc.	9,619	70,411
Cloud Peak Energy Inc.[a]	2,768	53,506
CONSOL Energy Inc.	10,238	328,640
Hallador Energy Co.	306	2,528
Peabody Energy Corp.	12,243	325,786
SunCoke Energy Inc.[a]	929	14,483
Walter Energy Inc.	2,833	101,648
Westmoreland Coal Co.[a,b]	550	5,137

		999,373
COMMERCIAL SERVICES — 0.92%
Aaron’s Inc.	828	23,416
ABM Industries Inc.	2,440	48,678
ADT Corp. (The)	10,452	485,914
AMN Healthcare Services Inc.[a]	976	11,273
ARC Document Solutions Inc.[a]	1,460	3,738
Ascent Media Corp. Class Aa	661	40,942
AVEO Pharmaceuticals Inc.[a]	147	1,183
Booz Allen Hamilton Holding Corp.	1,104	15,368
Career Education Corp.[a,b]	2,449	8,620
Carriage Services Inc.	721	8,558
CBIZ Inc.[a,b]	1,785	10,549
CDI Corp.	507	8,685
Cenveo Inc.[a,b]	2,474	6,680
Consolidated Graphics Inc.[a,b]	366	12,781
Convergys Corp.	4,868	79,884
CoreLogic Inc.[a]	4,410	118,717
Corinthian Colleges Inc.[a]	3,531	8,616
Corrections Corp. of America	4,527	160,573
CRA International Inc.[a,b]	527	10,419
Cross Country Healthcare Inc.[a,b]	1,257	6,034
Deluxe Corp.	763	24,599
DeVry Inc.	2,972	70,526
Education Management Corp.[a,b]	1,206	5,282
Electro Rent Corp.	770	11,843
Ennis Inc.	1,179	18,239
Equifax Inc.	543	29,387
Euronet Worldwide Inc.[a]	2,297	54,209
ExamWorks Group Inc.[a,b]	1,076	15,053
Franklin Covey Co.[a,b]	179	2,309
FTI Consulting Inc.[a]	1,893	62,469

Security	Shares	Value

Genpact Ltd.[b]	1,131	$17,531
GEO Group Inc. (The)	3,211	90,550
Great Lakes Dredge & Dock Corp.	2,376	21,218
H&E Equipment Services Inc.	568	8,560
H&R Block Inc.	4,631	85,998
Heidrick & Struggles International Inc.	842	12,849
Hertz Global Holdings Inc.[a]	4,881	79,414
Hill International Inc.[a,b]	1,137	4,161
Hudson Global Inc.[a,b]	1,484	6,648
ICF International Inc.[a,b]	907	21,260
Intersections Inc.	144	1,365
Iron Mountain Inc.	504	15,649
KAR Auction Services Inc.	1,318	26,676
Kelly Services Inc. Class A	1,209	19,030
Kforce Inc.	177	2,536
Korn/Ferry International[a]	2,168	34,385
Lincoln Educational Services Corp.	1,022	5,713
Live Nation Entertainment Inc.[a,b]	6,331	58,942
Mac-Gray Corp.	530	6,652
Manpower Inc.	3,627	153,930
Matthews International Corp. Class A	673	21,603
McGrath RentCorp	542	15,729
MoneyGram International Inc.[a,b]	699	9,290
Monster Worldwide Inc.[a,b]	5,629	31,635
Multi-Color Corp.	584	14,010
National American University Holdings Inc.	435	1,675
Navigant Consulting Inc.[a,b]	2,335	26,059
Paychex Inc.	997	31,047
PDI Inc.[a]	430	3,268
Pendrell Corp.[a,b]	7,078	8,989
PHH Corp.[a]	2,552	58,058
Providence Service Corp. (The)[a,b]	469	7,968
Quad Graphics Inc.	1,167	23,795
Quanta Services Inc.[a]	9,561	260,920
R.R. Donnelley & Sons Co.[b]	8,159	73,431
Rent-A-Center Inc.	2,684	92,222
Resources Connection Inc.	1,977	23,605
RPX Corp.[a,b]	122	1,103
SAIC Inc.	8,303	93,990
Service Corp. International	9,829	135,739
Sotheby’s	1,994	67,038
Stewart Enterprises Inc. Class Ab	3,299	25,204

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Swisher Hygiene Inc.[a,b]	5,132	$8,981
TeleTech Holdings Inc.[a,b]	1,049	18,672
TMS International Corp.[a]	353	4,420
Total System Services Inc.	1,046	22,405
Towers Watson & Co. Class A	2,753	154,746
Tree.com Inc.	176	3,173
TrueBlue Inc.[a]	487	7,670
Universal Technical Institute Inc.	334	3,353
Valassis Communications Inc.	848	21,861
Verisk Analytics Inc. Class Aa	901	45,951
Viad Corp.	921	25,014
Westway Group Inc.[a]	490	3,268
Zipcar Inc.[a,b]	276	2,274

		3,385,777
COMPUTERS — 1.11%
Agilysys Inc.[a,b]	595	4,980
Brocade Communications Systems Inc.[a]	20,761	110,656
CACI International Inc. Class Aa,b	940	51,728
CIBER Inc.[a]	3,320	11,089
Computer Sciences Corp.	7,091	283,995
Computer Task Group Inc.[a,b]	207	3,774
Dell Inc.	66,562	674,273
Diebold Inc.	2,626	80,382
DST Systems Inc.	1,261	76,417
Echelon Corp.[a,b]	826	2,024
Electronics For Imaging Inc.[a,b]	1,932	36,689
FleetMatics Group PLC[a]	214	5,384
Hewlett-Packard Co.	89,329	1,272,938
Imation Corp.[a,b]	1,377	6,431
Immersion Corp.[a]	108	742
Insight Enterprises Inc.[a]	2,012	34,948
j2 Global Inc.	366	11,192
KEY Tronic Corp.[a,b]	396	4,055
Keyw Holding Corp. (The)[a]	418	5,304
Lexmark International Inc. Class Ab	2,874	66,648
Mentor Graphics Corp.[a]	1,935	32,934
Mercury Systems Inc.[a]	1,368	12,586
NetApp Inc.[a]	5,405	181,338
OCZ Technology Group Inc.[a,b]	3,063	5,850
Quantum Corp.[a]	10,214	12,665
RadiSys Corp.[a,b]	1,229	3,662
RealD Inc.[a,b]	288	3,228
SanDisk Corp.[a]	10,965	477,635

Security	Shares	Value

Silicon Graphics International Corp.[a,b]	1,381	$14,128
Spansion Inc. Class Aa,b	2,124	29,545
STEC Inc.[a]	1,614	7,957
Stratasys Ltd.[a]	755	60,513
Super Micro Computer Inc.[a]	145	1,479
Sykes Enterprises Inc.[a]	1,817	27,655
Synopsys Inc.[a]	6,189	197,058
Unisys Corp.[a,b]	975	16,867
Vocera Communications Inc.[a]	176	4,418
Western Digital Corp.	6,027	256,087

		4,089,254
COSMETICS & PERSONAL CARE — 2.20%
Avon Products Inc.	4,478	64,304
Colgate-Palmolive Co.	1,820	190,263
Elizabeth Arden Inc.[a]	154	6,931
Inter Parfums Inc.	216	4,203
Procter & Gamble Co. (The)	114,885	7,799,543
Revlon Inc. Class Aa,b	490	7,105

		8,072,349
DISTRIBUTION & WHOLESALE — 0.15%
Arrow Electronics Inc.[a]	4,760	181,261
BlueLinx Holdings Inc.[a,b]	922	2,591
Core-Mark Holding Co. Inc.	447	21,165
Houston Wire & Cable Co.	527	6,466
Ingram Micro Inc. Class Aa	6,723	113,753
Owens & Minor Inc.	411	11,718
Rentrak Corp.[a]	171	3,333
ScanSource Inc.[a,b]	1,248	39,649
United Stationers Inc.	1,744	54,047
WESCO International Inc.[a,b]	1,978	133,376

		567,359
DIVERSIFIED FINANCIAL SERVICES — 2.24%
Affiliated Managers Group Inc.[a]	594	77,309
Air Lease Corp.[a,b]	3,058	65,747
Aircastle Ltd.[b]	2,669	33,469
American Express Co.	16,146	928,072
Ameriprise Financial Inc.	9,356	585,966
Arlington Asset Investment Corp. Class A	494	10,260
Artio Global Investors Inc. Class A	1,414	2,687
Asset Acceptance Capital Corp.[a,b]	724	3,258
Asta Funding Inc.	514	4,888
BlackRock Inc.[c]	2,672	552,329

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Calamos Asset Management Inc. Class A	859	$9,080
California First National Bancorp[b]	96	1,435
CBOE Holdings Inc.	537	15,820
Charles Schwab Corp. (The)	48,470	696,029
CIFC Corp.[a,b]	256	2,048
CME Group Inc.	15,011	761,208
Cowen Group Inc. Class Aa	3,990	9,776
DFC Global Corp.[a]	438	8,107
Discover Financial Services	23,959	923,619
Doral Financial Corp.[a]	5,768	4,177
Duff & Phelps Corp. Class A	1,025	16,011
E*TRADE Financial Corp.[a]	12,939	115,804
Encore Capital Group Inc.[a]	211	6,461
Evercore Partners Inc. Class A	1,176	35,503
FBR & Co.[a,b]	1,638	6,339
Federal Agricultural Mortgage Corp. Class C NVS	440	14,300
Federated Investors Inc. Class B	689	13,939
First Marblehead Corp. (The)[a,b]	2,509	1,949
Franklin Resources Inc.	4,822	606,125
FXCM Inc. Class Ab	1,183	11,913
GAIN Capital Holdings Inc.	687	2,810
GFI Group Inc.	3,203	10,378
Horizon Technology Finance Corp.	291	4,333
Interactive Brokers Group Inc. Class A	1,802	24,651
INTL FCStone Inc.[a,b]	600	10,446
Invesco Ltd.	20,184	526,601
Investment Technology Group Inc.[a,b]	1,711	15,399
Janus Capital Group Inc.	9,013	76,791
Jefferies Group Inc.	6,405	118,941
JMP Group Inc.	687	4,170
KBW Inc.	1,632	24,970
Knight Capital Group Inc. Class Aa	8,216	28,838
Legg Mason Inc.	5,911	152,031
LPL Financial Holdings Inc.	312	8,786
Manning & Napier Inc.	620	7,812
Marlin Business Services Corp.	389	7,803
Medley Capital Corp.	1,463	21,301
MicroFinancial Inc.	248	1,805
NASDAQ OMX Group Inc. (The)	5,281	132,078
National Financial Partners Corp.[a,b]	1,894	32,463
Nelnet Inc. Class A	1,080	32,173
NewStar Financial Inc.[a,b]	1,236	17,316

Security	Shares	Value

Nicholas Financial Inc.	441	$5,468
NYSE Euronext Inc.	11,401	359,588
Ocwen Financial Corp.[a]	4,599	159,079
Oppenheimer Holdings Inc. Class A	464	8,013
Piper Jaffray Companies Inc.[a]	715	22,973
Raymond James Financial Inc.	5,150	198,430
SeaCube Container Leasing Ltd.[b]	396	7,465
SLM Corp.	20,813	356,527
Stifel Financial Corp.[a]	1,236	39,515
SWS Group Inc.[a]	1,366	7,226
TD Ameritrade Holding Corp.	10,497	176,455
Teton Advisors Inc. Class Bb	5	105
Virtus Investment Partners Inc.[a]	134	16,206
WageWorks Inc.[a]	125	2,225
Walter Investment Management Corp.[a]	1,617	69,563

		8,214,362
ELECTRIC — 5.60%
AES Corp. (The)	28,829	308,470
ALLETE Inc.	1,723	70,608
Alliant Energy Corp.	5,082	223,151
Ameren Corp.	10,908	335,094
Ameresco Inc. Class Aa	225	2,207
American Electric Power Co. Inc.	21,881	933,881
Atlantic Power Corp.	4,674	53,424
Avista Corp.	2,682	64,663
Black Hills Corp.	2,024	73,552
Calpine Corp.[a]	18,191	329,803
CH Energy Group Inc.	678	44,219
Cleco Corp.	2,759	110,388
CMS Energy Corp.	11,747	286,392
Consolidated Edison Inc.	13,226	734,572
Dominion Resources Inc.	25,818	1,337,372
DTE Energy Co.	7,735	464,487
Duke Energy Corp.	31,795	2,028,521
Edison International	14,706	664,564
El Paso Electric Co.	1,817	57,980
Empire District Electric Co. (The)[b]	1,894	38,600
EnerNOC Inc.[a,b]	738	8,671
Entergy Corp.	7,977	508,534
Exelon Corp.	38,509	1,145,258
FirstEnergy Corp.	18,880	788,429
Genie Energy Ltd. Class B	695	4,934

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Great Plains Energy Inc.	6,167	$125,252
Hawaiian Electric Industries Inc.	4,396	110,515
IDACORP Inc.	2,362	102,393
Integrys Energy Group Inc.	3,543	185,015
MDU Resources Group Inc.	8,545	181,496
MGE Energy Inc.	1,048	53,396
National Fuel Gas Co.	3,352	169,913
NextEra Energy Inc.	18,843	1,303,747
Northeast Utilities	14,125	552,005
NorthWestern Corp.	1,641	56,992
NRG Energy Inc.	14,713	338,252
NV Energy Inc.	10,683	193,790
OGE Energy Corp.	4,423	249,059
Ormat Technologies Inc.[b]	584	11,259
Otter Tail Corp.	1,536	38,400
Pepco Holdings Inc.	10,329	202,552
PG&E Corp.	19,065	766,032
Pike Electric Corp.	750	7,162
Pinnacle West Capital Corp.	5,000	254,900
PNM Resources Inc.	3,606	73,959
Portland General Electric Co.	3,412	93,352
PPL Corp.	26,185	749,676
Public Service Enterprise Group Inc.	22,839	698,873
SCANA Corp.	5,379	245,498
Southern Co. (The)	39,244	1,680,036
TECO Energy Inc.	9,763	163,628
UIL Holdings Corp.	2,291	82,041
Unitil Corp.	641	16,615
UNS Energy Corp.	1,824	77,374
Westar Energy Inc.	5,711	163,449
Wisconsin Energy Corp.	10,493	386,667
Xcel Energy Inc.	21,976	586,979

		20,538,051
ELECTRICAL COMPONENTS & EQUIPMENT — 0.28%
Advanced Energy Industries Inc.[a,b]	1,833	25,314
American Superconductor Corp.[a]	1,588	4,161
Belden Inc.	227	10,213
Emerson Electric Co.	5,286	279,947
Encore Wire Corp.	837	25,369
Energizer Holdings Inc.	2,783	222,584
EnerSys Inc.[a,b]	1,380	51,929
Generac Holdings Inc.	608	20,861

Security	Shares	Value

General Cable Corp.[a,b]	2,124	$64,591
GrafTech International Ltd.[a,b]	5,327	50,021
Hubbell Inc. Class B	461	39,014
Insteel Industries Inc.	757	9,447
Littelfuse Inc.	87	5,369
Molex Inc.	6,282	171,687
Powell Industries Inc.[a]	230	9,552
Power-One Inc.[a,b]	3,057	12,564
SunPower Corp.[a]	970	5,451
Vicor Corp.[a]	745	4,038

		1,012,112
ELECTRONICS — 0.90%
American Science and Engineering Inc.	326	21,258
Avnet Inc.[a]	6,166	188,741
AVX Corp.	2,181	23,511
Bel Fuse Inc. Class B	479	9,364
Benchmark Electronics Inc.[a]	2,647	43,993
Brady Corp. Class A	2,224	74,282
Checkpoint Systems Inc.[a]	1,818	19,525
Coherent Inc.	763	38,623
CTS Corp.	1,555	16,530
Cymer Inc.[a]	974	88,079
Daktronics Inc.	1,258	13,926
Electro Scientific Industries Inc.	1,079	10,736
ESCO Technologies Inc.	826	30,901
FEI Co.[b]	92	5,102
FLIR Systems Inc.	1,326	29,583
Garmin Ltd.[b]	4,635	189,201
GSI Group Inc.[a]	1,170	10,132
II-VI Inc.[a]	361	6,596
Itron Inc.[a]	1,802	80,279
Jabil Circuit Inc.	6,851	132,156
Kemet Corp.[a]	2,230	11,217
Measurement Specialties Inc.[a]	81	2,783
Methode Electronics Inc.	1,675	16,800
Multi-Fineline Electronix Inc.[a]	338	6,831
Newport Corp.[a,b]	1,741	23,416
Park Electrochemical Corp.	938	24,135
PerkinElmer Inc.	5,289	167,873
Plexus Corp.[a]	899	23,194
Rofin-Sinar Technologies Inc.[a,b]	1,298	28,141
Rogers Corp.[a]	430	21,354

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Sanmina Corp.[a,b]	3,647	$40,372
Stoneridge Inc.[a,b]	1,283	6,569
Sypris Solutions Inc.	283	1,121
Tech Data Corp.[a]	1,687	76,809
Thermo Fisher Scientific Inc.	16,595	1,058,429
TTM Technologies Inc.[a]	2,410	22,172
Tyco International Ltd.	20,908	611,559
Viasystems Group Inc.[a,b]	223	2,721
Vishay Intertechnology Inc.[a,b]	5,983	63,599
Vishay Precision Group Inc.[a]	556	7,350
Watts Water Technologies Inc. Class A	1,232	52,964
Zygo Corp.[a,b]	610	9,577

		3,311,504
ENERGY — ALTERNATE SOURCES — 0.01%
Amyris Inc.[a,b]	1,390	4,337
FuelCell Energy Inc.[a]	5,154	4,726
FutureFuel Corp.	875	10,360
Green Plains Renewable Energy Inc.[a,b]	1,141	9,025
Renewable Energy Group Inc.[a,b]	170	996
REX American Resources Corp.[a]	227	4,379

		33,823
ENGINEERING & CONSTRUCTION — 0.40%
AECOM Technology Corp.[a]	5,110	121,618
Aegion Corp.[a,b]	1,527	33,884
Argan Inc.	395	7,110
Chicago Bridge & Iron Co. NV	1,686	78,146
Dycom Industries Inc.[a]	199	3,940
EMCOR Group Inc.	3,017	104,418
Engility Holdings Inc.[a]	740	14,252
Fluor Corp.	1,936	113,721
Granite Construction Inc.	1,743	58,600
Jacobs Engineering Group Inc.[a]	5,920	252,014
KBR Inc.	6,716	200,943
Layne Christensen Co.[a,b]	892	21,649
McDermott International Inc.[a,b]	10,674	117,628
Michael Baker Corp.	379	9,448
MYR Group Inc.[a]	415	9,234
Orion Marine Group Inc.[a,b]	1,224	8,947
Shaw Group Inc. (The)[a]	3,065	142,860
Sterling Construction Co. Inc.[a,b]	741	7,366
Tutor Perini Corp.[a]	1,622	22,221

Security	Shares	Value

URS Corp.	3,433	$134,780
VSE Corp.	185	4,534

		1,467,313
ENTERTAINMENT — 0.20%
Bluegreen Corp.[a]	667	6,257
Carmike Cinemas Inc.[a,b]	550	8,250
Churchill Downs Inc.	391	25,982
Dolby Laboratories Inc. Class A	949	27,834
DreamWorks Animation SKG Inc. Class Aa,b	3,070	50,870
International Game Technology	5,394	76,433
International Speedway Corp. Class A	1,250	34,525
Isle of Capri Casinos Inc.[a,b]	969	5,426
Madison Square Garden Inc. Class Aa	2,589	114,822
Marriott Vacations Worldwide Corp.[a]	1,210	50,421
National CineMedia Inc.	1,693	23,922
Penn National Gaming Inc.[a,b]	2,748	134,954
Pinnacle Entertainment Inc.[a,b]	2,730	43,216
Reading International Inc. Class Aa	770	4,628
Regal Entertainment Group Class A	2,337	32,601
Scientific Games Corp. Class Aa	2,523	21,874
Speedway Motorsports Inc.	535	9,544
Vail Resorts Inc.	1,061	57,390

		728,949
ENVIRONMENTAL CONTROL — 0.41%
Calgon Carbon Corp.[a]	385	5,459
Casella Waste Systems Inc. Class Aa	970	4,249
Covanta Holding Corp.	4,574	84,253
Darling International Inc.[a]	3,708	59,476
Energy Recovery Inc.[a,b]	2,074	7,052
EnergySolutions Inc.[a]	2,829	8,827
Heckmann Corp.[a,b]	5,670	22,850
Met-Pro Corp.	622	6,027
Metalico Inc.[a]	1,847	3,620
Republic Services Inc.	13,637	399,973
Tetra Tech Inc.[a]	532	14,071
US Ecology Inc.	312	7,345
Waste Connections Inc.	5,253	177,499
Waste Management Inc.	20,891	704,862

		1,505,563
FOOD — 1.80%
Annie’s Inc.[a]	70	2,340

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Arden Group Inc. Class A	21	$1,889
Boulder Brands Inc.[a]	2,679	34,559
Cal-Maine Foods Inc.	88	3,539
Campbell Soup Co.	1,692	59,034
Chiquita Brands International Inc.[a,b]	2,059	16,987
ConAgra Foods Inc.	18,716	552,122
Dean Foods Co.[a]	1,180	19,482
Diamond Foods Inc.[b]	1,004	13,725
Dole Food Co. Inc.[a]	1,629	18,685
Fresh Del Monte Produce Inc.	1,724	45,427
General Mills Inc.	6,362	257,088
H.J. Heinz Co.	5,423	312,799
Harris Teeter Supermarkets Inc.	1,711	65,976
Hillshire Brands Co.	783	22,034
Hormel Foods Corp.	2,611	81,489
Ingles Markets Inc. Class A	569	9,821
Ingredion Inc.	2,716	174,992
J.M. Smucker Co. (The)	5,042	434,822
John B. Sanfilippo & Son Inc.	368	6,690
Kellogg Co.	603	33,678
Kraft Foods Group Inc.	25,312	1,150,937
Mondelez International Inc. Class A	75,930	1,933,937
Nash-Finch Co.	548	11,661
Pilgrim’s Pride Corp.[a,b]	528	3,828
Post Holdings Inc.[a]	372	12,741
Ralcorp Holdings Inc.[a]	2,463	220,808
Safeway Inc.[b]	9,380	169,684
Seaboard Corp.	13	32,889
Seneca Foods Corp. Class Aa	510	15,504
Smithfield Foods Inc.[a]	6,219	134,144
Snyders-Lance Inc.	222	5,352
Spartan Stores Inc.	935	14,362
SUPERVALU Inc.[b]	2,326	5,745
Sysco Corp.	12,465	394,642
Tootsie Roll Industries Inc.	86	2,229
TreeHouse Foods Inc.[a]	531	27,681
Tyson Foods Inc. Class A	13,037	252,918
Village Super Market Inc. Class A	384	12,618
Weis Markets Inc.	507	19,859
WhiteWave Foods Co. Class Aa	490	7,615

		6,596,332

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.38%
Boise Inc.	4,556	$36,220
Buckeye Technologies Inc.	746	21,418
Clearwater Paper Corp.[a]	217	8,498
Domtar Corp.	1,632	136,305
International Paper Co.	19,732	786,123
KapStone Paper and Packaging Corp.	1,874	41,584
MeadWestvaco Corp.	7,930	252,729
Neenah Paper Inc.	262	7,459
Orchids Paper Products Co.	142	2,871
P.H. Glatfelter Co.	1,610	28,143
Resolute Forest Products Inc.[a]	3,676	48,670
Schweitzer-Mauduit International Inc.	370	14,441
Wausau Paper Corp.	95	823

		1,385,284
GAS — 0.75%
AGL Resources Inc.	5,309	212,201
Atmos Energy Corp.	4,075	143,114
CenterPoint Energy Inc.	19,463	374,663
Chesapeake Utilities Corp.	434	19,703
Delta Natural Gas Co. Inc.	311	6,080
Laclede Group Inc. (The)	1,015	39,189
New Jersey Resources Corp.	1,872	74,169
NiSource Inc.	14,021	348,983
Northwest Natural Gas Co.	1,210	53,482
Piedmont Natural Gas Co.	2,976	93,178
Questar Corp.	6,247	123,441
Sempra Energy	10,881	771,898
South Jersey Industries Inc.	1,076	54,155
Southwest Gas Corp.	2,080	88,213
UGI Corp.	5,084	166,298
Vectren Corp.	3,708	109,015
WGL Holdings Inc.	2,321	90,960

		2,768,742
HAND & MACHINE TOOLS — 0.28%
Franklin Electric Co. Inc.	69	4,290
Hardinge Inc.	536	5,328
Kennametal Inc.	3,624	144,960
Regal Beloit Corp.	1,902	134,034
Snap-on Inc.	2,141	169,118
Stanley Black & Decker Inc.	7,721	571,122

		1,028,852

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.75%
Affymetrix Inc.[a,b]	3,202	$10,150
Alere Inc.[a,b]	3,633	67,211
Alphatec Holdings Inc.[a,b]	2,444	4,033
AngioDynamics Inc.[a]	1,147	12,606
ArthroCare Corp.[a]	221	7,644
Baxter International Inc.	2,124	141,586
Becton, Dickinson and Co.	623	48,712
Boston Scientific Corp.[a]	65,131	373,201
CareFusion Corp.[a]	9,964	284,771
Cerus Corp.[a]	315	995
Chindex International Inc.[a,b]	532	5,586
CONMED Corp.	1,284	35,888
Cooper Companies Inc. (The)	1,510	139,645
Covidien PLC	20,677	1,193,890
CryoLife Inc.	1,184	7,376
Cynosure Inc. Class Aa	218	5,256
Exactech Inc.[a,b]	304	5,153
Greatbatch Inc.[a,b]	1,057	24,565
Hanger Inc.[a]	1,546	42,299
Henry Schein Inc.[a]	1,759	141,529
Hill-Rom Holdings Inc.	2,817	80,285
Hologic Inc.[a,b]	11,980	239,959
Hospira Inc.[a]	7,560	236,174
ICU Medical Inc.[a]	55	3,351
Integra LifeSciences Holdings Corp.[a,b]	381	14,848
Invacare Corp.	1,448	23,602
Medtronic Inc.	43,997	1,804,757
Merge Healthcare Inc.[a,b]	723	1,786
Merit Medical Systems Inc.[a,b]	1,794	24,937
Natus Medical Inc.[a]	474	5,299
NuVasive Inc.[a]	1,473	22,773
Orthofix International NVa	169	6,647
Palomar Medical Technologies Inc.[a,b]	860	7,921
PhotoMedex Inc.[a,b]	138	2,002
QIAGEN NVa,b	10,652	193,334
Sirona Dental Systems Inc.[a,b]	2,057	132,594
Solta Medical Inc.[a,b]	2,747	7,335
St. Jude Medical Inc.	3,251	117,491
Steris Corp.	691	23,998
Stryker Corp.	3,701	202,889
SurModics Inc.[a,b]	639	14,288
Symmetry Medical Inc.[a,b]	1,243	13,076

Security	Shares	Value

Teleflex Inc.	1,852	$132,066
Tornier NVa,b	213	3,576
West Pharmaceutical Services Inc.	552	30,222
Wright Medical Group Inc.[a,b]	1,769	37,131
Young Innovations Inc.	164	6,463
Zeltiq Aesthetics Inc.[a]	467	2,162
Zimmer Holdings Inc.	7,135	475,619

		6,418,681
HEALTH CARE — SERVICES — 2.05%
Aetna Inc.	15,696	726,725
Almost Family Inc.	373	7,557
Amedisys Inc.[a,b]	1,334	15,034
AmSurg Corp.[a]	969	29,080
Assisted Living Concepts Inc. Class A	892	8,697
Brookdale Senior Living Inc.[a]	4,401	111,433
Capital Senior Living Corp.[a]	168	3,140
Cigna Corp.	13,027	696,423
Community Health Systems Inc.	4,109	126,311
Covance Inc.[a]	2,359	136,279
Coventry Health Care Inc.	6,071	272,163
Ensign Group Inc. (The)	301	8,184
Five Star Quality Care Inc.[a]	1,368	6,854
Gentiva Health Services Inc.[a]	1,385	13,919
HCA Holdings Inc.	2,629	79,317
Health Management Associates Inc. Class Aa	11,614	108,243
Health Net Inc.[a]	3,765	91,490
HealthSouth Corp.[a]	677	14,292
Healthways Inc.[a,b]	1,539	16,467
Humana Inc.	7,350	504,431
Kindred Healthcare Inc.[a,b]	2,356	25,492
LHC Group Inc.[a,b]	679	14,463
LifePoint Hospitals Inc.[a]	2,203	83,163
Magellan Health Services Inc.[a]	1,169	57,281
MEDNAX Inc.[a,b]	2,229	177,250
Molina Healthcare Inc.[a]	1,245	33,690
National Healthcare Corp.	464	21,817
Quest Diagnostics Inc.	6,375	371,471
Select Medical Holdings Corp.	1,566	14,767
Skilled Healthcare Group Inc. Class Aa	59	376
Sunrise Senior Living Inc.[a]	340	4,889
Tenet Healthcare Corp.[a]	4,403	142,965

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Triple-S Management Corp. Class Ba,b	897	$16,568
UnitedHealth Group Inc.	47,004	2,549,497
Universal American Corp.	1,705	14,646
Universal Health Services Inc. Class B	3,821	184,745
Vanguard Health Systems Inc.[a]	185	2,266
WellCare Health Plans Inc.[a]	1,008	49,080
WellPoint Inc.	12,847	782,639

		7,523,104
HOLDING COMPANIES — DIVERSIFIED — 0.32%
American Capital Ltd.[a]	14,177	170,124
Apollo Investment Corp.	9,117	76,218
Ares Capital Corp.	11,431	200,042
BlackRock Kelso Capital Corp.[c]	2,740	27,564
Capital Southwest Corp.	134	13,350
Fifth Street Finance Corp.	4,823	50,256
Gladstone Capital Corp.	952	7,768
Gladstone Investment Corp.	1,353	9,417
Golub Capital BDC Inc.	696	11,122
Harbinger Group Inc.[a]	1,871	14,388
Home Loan Servicing Solutions Ltd.[b]	1,311	24,778
Horizon Pharma Inc.[a]	451	1,051
KCAP Financial Inc.[b]	1,098	10,091
Leucadia National Corp.	6,828	162,438
Main Street Capital Corp.	1,332	40,639
MCG Capital Corp.	3,490	16,054
Medallion Financial Corp.	859	10,085
MVC Capital Inc.	1,087	13,207
National Bank Holdings Corp. Class A	368	6,988
New Mountain Finance Corp.	924	13,768
NGP Capital Resources Co.	981	7,083
OFS Capital Corp.[a]	367	5,024
PennantPark Investment Corp.	3,060	33,645
Primoris Services Corp.	995	14,965
Prospect Capital Corp.	8,688	94,439
Resource America Inc. Class A	553	3,688
Solar Capital Ltd.	1,628	38,925
Solar Senior Capital Ltd.	454	8,472
Stellus Capital Investment Corp.	345	5,651
TCP Capital Corp.	260	3,832
THL Credit Inc.	858	12,690
TICC Capital Corp.	2,246	22,730
Triangle Capital Corp.	1,240	31,608

		1,162,100

Security	Shares	Value

HOME BUILDERS — 0.39%
Beazer Homes USA Inc.[a]	942	$15,910
Cavco Industries Inc.[a]	25	1,250
D.R. Horton Inc.	11,803	233,463
Hovnanian Enterprises Inc. Class Aa,b	4,640	32,480
KB Home	3,486	55,079
Lennar Corp. Class A	7,267	281,015
M.D.C. Holdings Inc.	1,762	64,771
M/I Homes Inc.[a,b]	1,072	28,408
Meritage Homes Corp.[a]	1,154	43,102
NVR Inc.[a]	29	26,680
PulteGroup Inc.[a]	15,377	279,246
Ryland Group Inc. (The)	874	31,901
Standard-Pacific Corp.[a,b]	5,775	42,446
Thor Industries Inc.	1,797	67,262
Toll Brothers Inc.[a,b]	6,595	213,216
Winnebago Industries Inc.[a,b]	953	16,325

		1,432,554
HOME FURNISHINGS — 0.17%
American Woodmark Corp.[a]	411	11,434
Bassett Furniture Industries Inc.	520	6,484
Ethan Allen Interiors Inc.	148	3,805
Flexsteel Industries	211	4,526
Harman International Industries Inc.	3,186	142,223
Hooker Furniture Corp.	490	7,120
Kimball International Inc. Class B	1,431	16,614
La-Z-Boy Inc.	1,643	23,248
Sealy Corp.[a,b]	2,240	4,861
TiVo Inc.[a,b]	2,834	34,915
Universal Electronics Inc.[a,b]	684	13,235
VOXX International Corp.[a,b]	848	5,707
Whirlpool Corp.	3,465	352,564

		626,736
HOUSEHOLD PRODUCTS & WARES — 0.31%
A.T. Cross Co. Class Aa	45	485
ACCO Brands Corp.[a,b]	2,765	20,295
American Greetings Corp. Class Ab	1,487	25,115
Avery Dennison Corp.	4,694	163,914
Central Garden & Pet Co. Class Aa	1,479	15,456
Church & Dwight Co. Inc.	2,404	128,782
Clorox Co. (The)	5,492	402,124
CSS Industries Inc.	450	9,851

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Helen of Troy Ltd.[a,b]	1,456	$48,616
Jarden Corp.	2,778	143,623
Kimberly-Clark Corp.	1,912	161,430
Prestige Brands Holdings Inc.[a]	772	15,463
Scotts Miracle-Gro Co. (The) Class A	223	9,823
Spectrum Brands Holdings Inc.[a]	159	7,144

		1,152,121
HOUSEWARES — 0.08%
Lifetime Brands Inc.	430	4,562
Newell Rubbermaid Inc.	13,242	294,900

		299,462
INSURANCE — 6.90%
ACE Ltd.	15,302	1,221,100
Aflac Inc.	21,126	1,122,213
Alleghany Corp.[a]	767	257,267
Allied World Assurance Co. Holdings Ltd.	800	63,040
Allstate Corp. (The)	22,161	890,207
Alterra Capital Holdings Ltd.	3,874	109,208
American Equity Investment Life Holding Co.	2,696	32,918
American Financial Group Inc.	3,569	141,047
American International Group Inc.[a]	29,126	1,028,148
American National Insurance Co.	332	22,672
American Safety Insurance Holdings Ltd.[a,b]	371	7,019
Amerisafe Inc.[a,b]	834	22,727
AmTrust Financial Services Inc.	1,057	30,325
Aon PLC	13,478	749,377
Arch Capital Group Ltd.[a,b]	5,447	239,777
Argo Group International Holdings Ltd.	1,178	39,569
Aspen Insurance Holdings Ltd.	3,147	100,956
Assurant Inc.	3,679	127,661
Assured Guaranty Ltd.	7,832	111,449
Axis Capital Holdings Ltd.	4,642	160,799
Baldwin & Lyons Inc. Class B	379	9,043
Berkshire Hathaway Inc. Class Ba	80,547	7,225,066
Brown & Brown Inc.	4,825	122,845
Chubb Corp. (The)	12,196	918,603
Cincinnati Financial Corp.	6,551	256,537
Citizens Inc.[a,b]	1,860	20,553
CNA Financial Corp.	1,200	33,612
CNO Financial Group Inc.	8,977	83,755
Crawford & Co. Class B	1,211	9,664

Security	Shares	Value

Donegal Group Inc. Class A	353	$4,956
Eastern Insurance Holdings Inc.	305	5,209
EMC Insurance Group Inc.	217	5,182
Employers Holdings Inc.	966	19,880
Endurance Specialty Holdings Ltd.	1,762	69,934
Enstar Group Ltd.[a,b]	383	42,888
Everest Re Group Ltd.	2,411	265,089
FBL Financial Group Inc. Class A	442	15,121
Fidelity National Financial Inc. Class A	10,199	240,186
First American Financial Corp.	4,370	105,273
Fortegra Financial Corp.[a,b]	276	2,454
Genworth Financial Inc. Class Aa	22,242	167,037
Global Indemnity PLC[a]	521	11,530
Greenlight Capital Re Ltd. Class Aa	914	21,095
Hallmark Financial Services Inc.[a,b]	613	5,756
Hanover Insurance Group Inc. (The)	1,105	42,808
Hartford Financial Services Group Inc. (The)	19,842	445,254
HCC Insurance Holdings Inc.	4,648	172,952
Hilltop Holdings Inc.[a]	1,816	24,589
Homeowners Choice Inc.	259	5,385
Horace Mann Educators Corp.	1,816	36,247
Independence Holding Co.	371	3,532
Infinity Property and Casualty Corp.	534	31,100
Investors Title Co.	60	3,600
Kansas City Life Insurance Co.	199	7,594
Kemper Corp.	2,230	65,785
Lincoln National Corp.	12,832	332,349
Loews Corp.	14,050	572,538
Maiden Holdings Ltd.	2,291	21,054
Markel Corp.[a]	438	189,838
Marsh & McLennan Companies Inc.	5,144	177,314
MBIA Inc.[a]	6,400	50,240
Meadowbrook Insurance Group Inc.	2,124	12,277
Mercury General Corp.	1,035	41,079
MetLife Inc.	38,431	1,265,917
MGIC Investment Corp.[a]	8,501	22,613
Montpelier Re Holdings Ltd.[b]	1,981	45,286
National Interstate Corp.	285	8,214
National Western Life Insurance Co. Class A	99	15,616
Navigators Group Inc. (The)[a,b]	256	13,074
Old Republic International Corp.	11,735	124,978

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

OneBeacon Insurance Group Ltd. Class A	1,005	$13,970
PartnerRe Ltd.[b]	2,754	221,669
Phoenix Companies Inc. (The)[a]	262	6,479
Platinum Underwriters Holdings Ltd.	1,458	67,068
Primerica Inc.	1,961	58,850
Principal Financial Group Inc.	13,666	389,754
ProAssurance Corp.	2,774	117,035
Progressive Corp. (The)	27,534	580,967
Protective Life Corp.	3,670	104,889
Prudential Financial Inc.	21,104	1,125,476
Radian Group Inc.[b]	6,030	36,843
Reinsurance Group of America Inc.	3,385	181,165
RenaissanceRe Holdings Ltd.	2,162	175,684
RLI Corp.	955	61,750
Safety Insurance Group Inc.	570	26,317
Seabright Holdings Inc.	907	10,041
Selective Insurance Group Inc.	2,449	47,192
StanCorp Financial Group Inc.	2,007	73,597
State Auto Financial Corp.	584	8,725
Stewart Information Services Corp.	815	21,190
Symetra Financial Corp.	3,515	45,625
Torchmark Corp.	4,457	230,293
Tower Group Inc.	720	12,794
Travelers Companies Inc. (The)	9,929	713,101
United Fire Group Inc.	895	19,547
Universal Insurance Holdings Inc.	849	3,719
Unum Group	12,829	267,100
Validus Holdings Ltd.	3,926	135,761
W.R. Berkley Corp.	5,090	192,097
White Mountains Insurance Group Ltd.[b]	266	136,990
XL Group PLC	14,202	355,902

		25,311,570
INTERNET — 0.77%
1-800-FLOWERS.COM Inc.[a]	1,080	3,964
AOL Inc.[a]	2,712	80,302
Bankrate Inc.[a,b]	280	3,486
Bazaarvoice Inc.[a,b]	18	168
Blucora Inc.[a,b]	1,599	25,120
Dealertrack Technologies Inc.[a]	203	5,830
Envivio Inc.[a]	259	440
ePlus Inc.	165	6,821
Expedia Inc.	1,480	90,946
Global Sources Ltd.[a]	743	4,815

Security	Shares	Value

HomeAway Inc.[a]	157	$3,454
IAC/InterActiveCorp	3,027	143,177
ICG Group Inc.[a,b]	1,565	17,888
Internap Network Services Corp.[a,b]	1,203	8,349
IntraLinks Holdings Inc.[a,b]	1,671	10,310
Keynote Systems Inc.	712	10,032
Liberty Interactive Corp. Series Aa	21,791	428,847
Liberty Ventures Series Aa,b	1,487	100,759
Limelight Networks Inc.[a,b]	2,752	6,110
magicJack VocalTec Ltd.[a,b]	216	3,933
MeetMe Inc.[a,b]	627	2,188
ModusLink Global Solutions Inc.[a]	2,079	6,029
PCTEL Inc.	847	6,098
Perficient Inc.[a]	321	3,781
QuinStreet Inc.[a,b]	1,484	9,973
RealNetworks Inc.[a]	984	7,439
Safeguard Scientifics Inc.[a,b]	936	13,806
Shutterfly Inc.[a]	1,218	36,382
Shutterstock Inc.[a]	265	6,890
Support.com Inc.[a,b]	835	3,490
Symantec Corp.[a]	30,639	576,320
TechTarget Inc.[a,b]	710	3,941
United Online Inc.	4,016	22,450
Unwired Planet Inc.[a]	193	232
ValueClick Inc.[a,b]	1,518	29,464
Vasco Data Security International Inc.[a]	708	5,777
VeriSign Inc.[a]	568	22,050
WebMD Health Corp.[a,b]	2,298	32,953
Yahoo! Inc.[a]	55,057	1,095,634

		2,839,648
IRON & STEEL — 0.47%
AK Steel Holding Corp.	5,422	24,941
Allegheny Technologies Inc.	4,850	147,246
Carpenter Technology Corp.	1,853	95,670
Cliffs Natural Resources Inc.	6,453	248,828
Commercial Metals Co.	5,222	77,599
Metals USA Holdings Corp.	399	6,979
Nucor Corp.	14,289	616,999
Reliance Steel & Aluminum Co.	3,400	211,140
Schnitzer Steel Industries Inc. Class A	1,147	34,789
Shiloh Industries Inc.	243	2,503
Steel Dynamics Inc.	7,780	106,819

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

United States Steel Corp.[b]	6,521	$155,656
Universal Stainless & Alloy Products Inc.[a,b]	321	11,803

		1,740,972
LEISURE TIME — 0.27%
Black Diamond Inc.[a,b]	1,055	8,651
Callaway Golf Co.	2,919	18,974
Carnival Corp.	18,760	689,805
Johnson Outdoors Inc. Class Aa,b	303	6,036
Life Time Fitness Inc.[a,b]	145	7,135
Marine Products Corp.	241	1,379
Royal Caribbean Cruises Ltd.	6,855	233,070
WMS Industries Inc.[a]	2,487	43,522

		1,008,572
LODGING — 0.13%
Ameristar Casinos Inc.	203	5,327
Boyd Gaming Corp.[a,b]	2,247	14,920
Caesars Entertainment Corp.[a]	173	1,197
Choice Hotels International Inc.	1,095	36,814
Hyatt Hotels Corp. Class Aa,b	2,052	79,145
Marcus Corp.	938	11,697
Marriott International Inc. Class A	903	33,655
MGM Resorts International[a]	18,000	209,520
Monarch Casino & Resort Inc.[a]	403	4,397
Morgans Hotel Group Co.[a]	633	3,507
Orient-Express Hotels Ltd. Class Aa	4,719	55,165
Red Lion Hotels Corp.[a,b]	666	5,255
Ryman Hospitality Properties Inc.[b]	523	20,114

		480,713
MACHINERY — 0.38%
AGCO Corp.[a]	4,335	212,935
Alamo Group Inc.	295	9,629
Albany International Corp. Class A	1,250	28,350
Altra Holdings Inc.	554	12,216
Applied Industrial Technologies Inc.	153	6,428
Astec Industries Inc.	904	30,130
Briggs & Stratton Corp.	2,205	46,481
Cascade Corp.	398	25,591
CNH Global NV	1,364	54,956
Columbus McKinnon Corp.[a]	877	14,488
Flow International Corp.[a,b]	1,739	6,087
Flowserve Corp.	185	27,158
Gardner Denver Inc.	2,263	155,015
Gerber Scientific Inc. Escrow[a],d	1,091	11
Global Power Equipment Group Inc.	780	13,377
Hurco Companies Inc.[a]	293	6,739

Security	Shares	Value

Hyster-Yale Materials Handling Inc.	582	$28,402
IDEX Corp.	3,069	142,801
Intermec Inc.[a]	2,369	23,358
Intevac Inc.[a]	1,046	4,780
Kadant Inc.[a,b]	533	14,130
Manitowoc Co. Inc. (The)	1,436	22,516
NACCO Industries Inc. Class A	247	14,990
Nordson Corp.	217	13,697
Robbins & Myers Inc.	1,024	60,877
Terex Corp.[a,b]	4,945	139,004
Twin Disc Inc.	389	6,780
Xylem Inc.	7,476	202,600
Zebra Technologies Corp. Class Aa	1,982	77,853

		1,401,379
MANUFACTURING — 4.08%
3M Co.	3,217	298,698
A.O. Smith Corp.	1,282	80,856
Actuant Corp. Class A	2,666	74,408
American Railcar Industries Inc.	442	14,025
AptarGroup Inc.	2,000	95,440
Barnes Group Inc.	2,456	55,162
Carlisle Companies Inc.	2,602	152,894
Chase Corp.	291	5,413
Colfax Corp.[a,b]	1,548	62,462
Crane Co.	2,240	103,667
Danaher Corp.	17,283	966,120
Dover Corp.	8,281	544,144
Eaton Corp. PLC	16,993	921,021
EnPro Industries Inc.[a,b]	445	18,200
Fabrinet[a]	1,004	13,193
Federal Signal Corp.[a]	2,586	19,679
FreightCar America Inc.	553	12,398
General Electric Co.	479,214	10,058,702
GP Strategies Corp.[a]	62	1,280
Handy & Harman Ltd.[a]	22	332
Harsco Corp.	3,644	85,634
Illinois Tool Works Inc.	1,079	65,614
Ingersoll-Rand PLC	2,438	116,926
ITT Corp.	3,185	74,720
Leggett & Platt Inc.	6,343	172,656
LSB Industries Inc.[a]	366	12,964
Lydall Inc.[a,b]	779	11,171
Movado Group Inc.	713	21,875
NL Industries Inc.	304	3,481
Parker Hannifin Corp.	3,733	317,529
PMFG Inc.[a]	945	8,590

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

SPX Corp.	1,602	$112,380
Standex International Corp.	458	23,491
STR Holdings Inc.[a]	1,370	3,452
Textron Inc.	11,808	292,720
Tredegar Corp.	1,078	22,013
TriMas Corp.[a]	124	3,467
Trinity Industries Inc.	3,748	134,253

		14,981,030
MEDIA — 3.13%
Beasley Broadcast Group Inc. Class A	301	1,472
Belo Corp. Class A	2,676	20,525
Cablevision NY Group Class A	8,097	120,969
CBS Corp. Class B NVS	24,295	924,425
Central European Media Enterprises Ltd. Class Aa,b	1,662	10,188
Comcast Corp. Class A	63,568	2,376,172
Courier Corp.	466	5,126
Crown Media Holdings Inc. Class Aa,b	1,277	2,362
Cumulus Media Inc. Class Aa,b	2,561	6,838
Daily Journal Corp.[a]	50	4,628
Demand Media Inc.[a]	358	3,326
Digital Generation Inc.[a,b]	1,250	13,575
DISH Network Corp. Class A	2,020	73,528
Dolan Co. (The)[a]	1,377	5,357
E.W. Scripps Co. (The) Class Aa,b	1,371	14,821
Entercom Communications Corp. Class Aa,b	1,095	7,643
Entravision Communications Corp. Class A	2,356	3,911
Fisher Communications Inc.	399	10,769
Gannett Co. Inc.	10,631	191,464
John Wiley & Sons Inc. Class A	1,210	47,105
Journal Communications Inc. Class Aa	1,956	10,582
Liberty Media Corp. Series Aa	4,576	530,862
Lin TV Corp. Class Aa	1,282	9,653
Martha Stewart Living Omnimedia Inc. Class Aa	1,233	3,021
McClatchy Co. (The) Class Aa,b	2,615	8,551
Meredith Corp.[b]	1,635	56,326
New York Times Co. (The) Class Aa,b	6,160	52,545
News Corp. Class A NVS	62,076	1,585,421
Nexstar Broadcasting Group Inc.[a]	373	3,950
Nielsen Holdings NVa,[b]	4,139	126,612
Outdoor Channel Holdings Inc.	364	2,766
Saga Communications Inc. Class Ab	163	7,579
Salem Communications Corp. Class A	470	2,566
Scholastic Corp.	1,170	34,585

Security	Shares	Value

Sinclair Broadcast Group Inc. Class A	2,124	$26,805
Thomson Reuters Corp.	16,718	485,825
Time Warner Inc.	43,364	2,074,100
Value Line Inc.	7	63
Walt Disney Co. (The)	51,181	2,548,302
Washington Post Co. (The) Class B	200	73,042
World Wrestling Entertainment Inc. Class A	161	1,270

		11,488,630
METAL FABRICATE & HARDWARE — 0.14%
A.M. Castle & Co.[a,b]	758	11,196
Ampco-Pittsburgh Corp.	353	7,053
CIRCOR International Inc.	738	29,217
Dynamic Materials Corp.	391	5,435
Eastern Co. (The)	289	4,572
Furmanite Corp.[a,b]	1,701	9,134
Haynes International Inc.	83	4,305
Kaydon Corp.	1,451	34,723
L.B. Foster Co. Class A	433	18,810
Mueller Industries Inc.	752	37,623
Mueller Water Products Inc. Class A	2,455	13,773
NN Inc.[a]	777	7,117
Northwest Pipe Co.[a,b]	430	10,260
Olympic Steel Inc.	430	9,520
Rexnord Corp.a,[b]	1,020	21,726
RTI International Metals Inc.[a]	1,377	37,950
Timken Co. (The)	3,610	172,666
Worthington Industries Inc.	2,372	61,648

		496,728
MINING — 1.04%
Alcoa Inc.	48,000	416,640
AMCOL International Corp.	70	2,148
Century Aluminum Co.[a]	2,335	20,455
Coeur d’Alene Mines Corp.[a]	2,394	58,892
Freeport-McMoRan Copper & Gold Inc.	42,878	1,466,428
General Moly Inc.[a]	2,598	10,418
Globe Specialty Metals Inc.	2,597	35,709
Gold Reserve Inc.[a]	2,088	6,911
Golden Minerals Co.[a,b]	1,311	6,018
Golden Star Resources Ltd.[a]	11,715	21,556
Hecla Mining Co.	12,929	75,376
Horsehead Holding Corp.[a,b]	2,081	21,247
Kaiser Aluminum Corp.	870	53,670
Materion Corp.	852	21,965
McEwen Mining Inc.[a,b]	9,716	37,212

281

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Molycorp Inc.[a,b]	2,189	$20,664
Newmont Mining Corp.	22,164	1,029,296
Revett Minerals Inc.[a]	1,171	3,302
Southern Copper Corp.	1,852	70,117
Stillwater Mining Co.[a]	5,245	67,031
Tahoe Resources Inc.[a]	2,847	52,157
United States Lime & Minerals Inc.[a]	4	188
Uranium Energy Corp.[a]	2,068	5,294
Vista Gold Corp.[a]	2,712	7,322
Vulcan Materials Co.	5,812	302,515

		3,812,531
MISCELLANEOUS — MANUFACTURING — 0.13%
Pentair Ltd. Registered	9,489	466,384

		466,384
OFFICE & BUSINESS EQUIPMENT — 0.12%
Pitney Bowes Inc.	2,942	31,303
Xerox Corp.	57,259	390,506

		421,809
OFFICE FURNISHINGS — 0.01%
CompX International Inc.	49	692
HNI Corp.	108	3,247
Knoll Inc.	670	10,291
Steelcase Inc. Class A	2,971	37,851

		52,081
OIL & GAS — 13.71%
Adams Resources & Energy Inc.	94	3,297
Alon USA Energy Inc.	124	2,243
Anadarko Petroleum Corp.	22,568	1,677,028
Apache Corp.	17,656	1,385,996
Atwood Oceanics Inc.[a,b]	1,767	80,911
Bill Barrett Corp.[a]	2,178	38,747
Bonanza Creek Energy Inc.[a]	385	10,699
BPZ Resources Inc.[a,b]	3,442	10,842
Callon Petroleum Co.[a,b]	1,798	8,451
Carrizo Oil & Gas Inc.[a,b]	248	5,188
Cheniere Energy Inc.[a]	3,362	63,138
Chesapeake Energy Corp.	29,822	495,642
Chevron Corp.	89,222	9,648,467
Cimarex Energy Co.	3,927	226,706
Clayton Williams Energy Inc.[a,b]	241	9,640
Cobalt International Energy Inc.[a]	483	11,863
Comstock Resources Inc.[a,b]	2,156	32,620
ConocoPhillips	57,254	3,320,160
Contango Oil & Gas Co.	54	2,287
Crimson Exploration Inc.[a]	990	2,713
CVR Energy Inc.[a]	241	11,758

Security	Shares	Value

Delek US Holdings Inc.	773	$19,572
Denbury Resources Inc.[a]	17,549	284,294
Devon Energy Corp.	18,267	950,615
Diamond Offshore Drilling Inc.	3,152	214,210
Diamondback Energy Inc.[a]	384	7,342
Emerald Oil Inc.[a]	178	933
Endeavour International Corp.[a,b]	108	559
Energen Corp.	3,259	146,948
Energy XXI (Bermuda) Ltd.[b]	978	31,482
EPL Oil & Gas Inc.[a,b]	1,312	29,586
EQT Corp.	5,997	353,703
EXCO Resources Inc.	5,620	38,047
Exxon Mobil Corp.	211,498	18,305,152
Forest Oil Corp.[a,b]	5,337	35,705
Gastar Exploration Ltd.[a]	2,630	3,182
Gulfport Energy Corp.[a]	1,679	64,171
Halcon Resources Corp.[a,b]	632	4,373
Harvest Natural Resources Inc.[a]	1,666	15,111
Helmerich & Payne Inc.	3,336	186,849
Hercules Offshore Inc.[a]	7,187	44,416
Hess Corp.	13,745	727,935
HollyFrontier Corp.	9,315	433,613
Laredo Petroleum Holdings Inc.[a,b]	71	1,289
Magnum Hunter Resources Corp.[a]	4,340	17,317
Marathon Oil Corp.	31,865	976,981
Marathon Petroleum Corp.	15,394	969,822
Matador Resources Co.[a]	83	681
McMoRan Exploration Co.[a,b]	4,602	73,862
Midstates Petroleum Co. Inc.[a]	599	4,127
Miller Energy Resources Inc.[a]	1,406	5,568
Murphy Oil Corp.	8,748	520,943
Nabors Industries Ltd.[a]	13,142	189,902
Newfield Exploration Co.[a]	6,101	163,385
Noble Energy Inc.	6,250	635,875
Occidental Petroleum Corp.	36,737	2,814,422
Parker Drilling Co.[a]	5,288	24,325
Patterson-UTI Energy Inc.[b]	7,073	131,770
PDC Energy Inc.[a,b]	1,386	46,029
Penn Virginia Corp.	3,062	13,503
PetroCorp Inc. Escrow[a],d	190	—
PetroQuest Energy Inc.[a,b]	2,571	12,727
Phillips 66	28,248	1,499,969
Pioneer Natural Resources Co.	919	97,956
Plains Exploration & Production Co.[a]	5,788	271,689
QEP Resources Inc.	8,078	244,521
Quicksilver Resources Inc.[a]	5,463	15,624
Resolute Energy Corp.[a,b]	2,187	17,780

282

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Rex Energy Corp.[a,b]	1,955	$25,454
Rowan Companies PLC[a]	5,622	175,800
SandRidge Energy Inc.[a,b]	22,165	140,748
SM Energy Co.	481	25,113
Southwestern Energy Co.[a]	10,405	347,631
Stone Energy Corp.[a]	2,241	45,985
Swift Energy Co.[a,b]	1,996	30,719
Synergy Resources Corp.[a]	1,706	9,195
Tesoro Corp.	6,407	282,228
Triangle Petroleum Corp.[a,b]	2,014	12,064
Ultra Petroleum Corp.[a,b]	6,925	125,550
Unit Corp.[a,b]	2,205	99,335
Valero Energy Corp.	24,970	851,976
Vantage Drilling Co.[a,b]	9,171	16,783
W&T Offshore Inc.	1,466	23,500
Warren Resources Inc.[a,b]	2,740	7,699
Western Refining Inc.	1,066	30,051
Whiting Petroleum Corp.[a]	4,565	197,984
WPX Energy Inc.[a]	9,026	134,307
ZaZa Energy Corp.[a,b]	624	1,279

		50,279,662
OIL & GAS SERVICES — 1.00%
Baker Hughes Inc.	19,800	808,632
Basic Energy Services Inc.[a,b]	1,401	15,985
Bolt Technology Corp.	392	5,594
C&J Energy Services Inc.[a,b]	1,400	30,016
Cal Dive International Inc.[a,b]	4,378	7,574
Cameron International Corp.[a]	2,591	146,288
Dawson Geophysical Co.[a,b]	366	9,655
Edgen Group Inc.[a,b]	521	3,678
Exterran Holdings Inc.[a,b]	3,133	68,675
Forbes Energy Services Ltd.[a]	684	1,730
Gulf Island Fabrication Inc.	661	15,884
Halliburton Co.	28,398	985,127
Helix Energy Solutions Group Inc.[a]	4,779	98,639
Hornbeck Offshore Services Inc.[a,b]	1,603	55,047
Key Energy Services Inc.[a]	6,844	47,566
Matrix Service Co.[a]	1,028	11,822
Mitcham Industries Inc.[a]	243	3,312
MRC Global Inc.[a]	399	11,084
National Oilwell Varco Inc.	14,865	1,016,023
Natural Gas Services Group Inc.[a]	557	9,146
Newpark Resources Inc.[a,b]	4,105	32,224
Oil States International Inc.[a]	381	27,257
Pioneer Energy Services Corp.[a]	2,230	16,190
RPC Inc.	362	4,431
SEACOR Holdings Inc.	528	44,246

Security	Shares	Value

Superior Energy Services Inc.[a]	7,138	$147,899
Tesco Corp.[a,b]	1,381	15,730
TETRA Technologies Inc.[a]	3,525	26,755
Willbros Group Inc.[a]	1,435	7,692

		3,673,901
PACKAGING & CONTAINERS — 0.28%
Bemis Co. Inc.	4,670	156,258
Berry Plastics Group Inc.[a]	839	13,491
Crown Holdings Inc.[a]	5,129	188,798
Graphic Packaging Holding Co.[a]	7,598	49,083
Greif Inc. Class A	1,414	62,923
Owens-Illinois Inc.[a]	1,937	41,200
Packaging Corp. of America	366	14,080
Rock-Tenn Co. Class A	2,835	198,195
Sealed Air Corp.	8,617	150,884
Sonoco Products Co.	4,550	135,272
UFP Technologies Inc.[a]	250	4,480

		1,014,664
PHARMACEUTICALS — 6.60%
Abbott Laboratories	3,670	240,385
Allos Therapeutics Inc. Escrow[a],d	581	—
AVANIR Pharmaceuticals Inc. Class Aa,b	584	1,536
BioScrip Inc.[a,b]	1,456	15,681
Bristol-Myers Squibb Co.	7,113	231,813
Cardinal Health Inc.	7,152	294,519
Cornerstone Therapeutics Inc.[a,b]	353	1,670
Cumberland Pharmaceuticals Inc.[a,b]	295	1,239
Cytori Therapeutics Inc.[a,b]	594	1,675
DENTSPLY International Inc.	3,552	140,695
Derma Sciences Inc.[a,b]	402	4,466
Eli Lilly and Co.	29,440	1,451,981
Endo Health Solutions Inc.[a]	1,975	51,883
Forest Laboratories Inc.[a]	11,953	422,180
Hi-Tech Pharmacal Co. Inc.	321	11,229
Idenix Pharmaceuticals Inc.[a,b]	389	1,887
Johnson & Johnson	96,268	6,748,387
Lannett Co. Inc.[a,b]	906	4,494
Merck & Co. Inc.	137,579	5,632,484
Mylan Inc.[a]	1,428	39,241
Natural Grocers by Vitamin Cottage Inc.[a]	189	3,608
Nature’s Sunshine Products Inc.	210	3,041
Nektar Therapeutics[a,b]	1,508	11,174
Nutraceutical International Corp.	430	7,112
Omega Protein Corp.[a,b]	1,003	6,138
Omnicare Inc.	5,186	187,215
Patterson Companies Inc.	304	10,406
Pfizer Inc.	338,679	8,494,069

283

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

PharMerica Corp.[a]	1,329	$18,925
Rigel Pharmaceuticals Inc.[a,b]	275	1,787
Supernus Pharmaceuticals Inc.[a]	155	1,111
Targacept Inc.[a,b]	1,246	5,457
VCA Antech Inc.[a]	3,992	84,032
ViroPharma Inc.[a]	2,933	66,755
XenoPort Inc.[a]	289	2,246

		24,200,521
PIPELINES — 0.24%
Crosstex Energy Inc.	199	2,854
SemGroup Corp. Class Aa	1,894	74,017
Spectra Energy Corp.	29,477	807,080

		883,951
REAL ESTATE — 0.17%
Alexander & Baldwin Inc.[a]	1,775	52,132
AV Homes Inc.[a,b]	409	5,816
Consolidated-Tomoka Land Co.	199	6,171
Forest City Enterprises Inc. Class Aa	6,809	109,965
Forestar Group Inc.[a]	1,606	27,832
HFF Inc. Class A	224	3,338
Howard Hughes Corp. (The)[a]	1,241	90,618
Jones Lang LaSalle Inc.	1,984	166,537
Kennedy-Wilson Holdings Inc.	1,949	27,247
Realogy Holdings Corp.[a]	1,672	70,157
St. Joe Co. (The)[a,b]	2,605	60,123
Thomas Properties Group Inc.	1,470	7,953

		627,889
REAL ESTATE INVESTMENT TRUSTS — 4.79%
AG Mortgage Investment Trust Inc.	1,064	24,983
Agree Realty Corp.[b]	526	14,092
Alexandria Real Estate Equities Inc.	2,817	195,274
American Assets Trust Inc.	1,493	41,699
American Campus Communities Inc.	4,224	194,853
American Capital Agency Corp.	15,380	445,097
American Capital Mortgage Investment Corp.	1,640	38,655
American Realty Capital Trust Inc.	7,176	82,883
AmREIT Inc.	329	5,642
Annaly Capital Management Inc.[b]	43,954	617,114
Anworth Mortgage Asset Corp.	6,132	35,443
Apartment Investment and Management Co. Class A	1,862	50,386
Apollo Commercial Real Estate Finance Inc.[b]	1,112	18,048
Apollo Residential Mortgage Inc.	993	20,049
Ares Commercial Real Estate Corp.	358	5,878
ARMOUR Residential REIT Inc.	13,597	87,973

Security	Shares	Value

Ashford Hospitality Trust Inc.[b]	2,324	$24,425
Associated Estates Realty Corp.[b]	1,504	24,244
AvalonBay Communities Inc.	5,171	701,136
BioMed Realty Trust Inc.	6,981	134,943
Boston Properties Inc.	5,615	594,123
Brandywine Realty Trust	6,487	79,077
BRE Properties Inc. Class A	2,482	126,160
Camden Property Trust	901	61,457
Campus Crest Communities Inc.	1,749	21,443
CapLease Inc.	3,083	17,172
Capstead Mortgage Corp.	4,778	54,804
CBL & Associates Properties Inc.	6,725	142,637
Cedar Realty Trust Inc.[b]	2,904	15,333
Chatham Lodging Trust	626	9,628
Chesapeake Lodging Trust	1,789	37,354
Chimera Investment Corp.	46,488	121,334
Colonial Properties Trust	3,948	84,369
Colony Financial Inc.	2,419	47,171
CommonWealth REIT	3,833	60,715
CoreSite Realty Corp.	466	12,890
Corporate Office Properties Trust	3,663	91,502
Cousins Properties Inc.[b]	4,132	34,502
CreXus Investment Corp.[b]	3,032	37,142
CubeSmart	5,568	81,126
CYS Investments Inc.	8,007	94,563
DCT Industrial Trust Inc.[b]	11,145	72,331
DDR Corp.[b]	10,980	171,947
DiamondRock Hospitality Co.	8,501	76,509
Douglas Emmett Inc.[b]	6,318	147,209
Duke Realty Corp.	12,062	167,300
DuPont Fabros Technology Inc.[b]	1,467	35,443
Dynex Capital Inc.[b]	2,479	23,402
EastGroup Properties Inc.	80	4,305
Education Realty Trust Inc.	5,184	55,158
Entertainment Properties Trust[b]	2,124	97,938
Equity Lifestyle Properties, Inc.	322	21,667
Equity One Inc.[b]	2,519	52,924
Equity Residential	13,512	765,725
Excel Trust Inc.	2,079	26,341
Extra Space Storage Inc.	1,888	68,704
Federal Realty Investment Trust	621	64,596
FelCor Lodging Trust Inc.[a]	2,261	10,559
First Industrial Realty Trust Inc.[a]	4,446	62,600
First Potomac Realty Trust[b]	2,278	28,156
Franklin Street Properties Corp.[b]	3,372	41,509
General Growth Properties Inc.	23,767	471,775

284

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Getty Realty Corp.[b]	1,163	$21,004
Gladstone Commercial Corp.[b]	507	9,101
Glimcher Realty Trust	627	6,953
Government Properties Income Trust[b]	1,946	46,646
Gramercy Capital Corp.[a,b]	2,101	6,177
Hatteras Financial Corp.	4,442	110,206
HCP Inc.	18,995	858,194
Health Care REIT Inc.	11,698	716,970
Healthcare Realty Trust Inc.[b]	3,947	94,767
Hersha Hospitality Trust	7,644	38,220
Highwoods Properties Inc.	530	17,729
Home Properties Inc.	1,108	67,931
Hospitality Properties Trust	5,596	131,058
Host Hotels & Resorts Inc.	32,403	507,755
Hudson Pacific Properties Inc.	1,625	34,223
Inland Real Estate Corp.	1,899	15,914
Invesco Mortgage Capital Inc.	5,224	102,965
Investors Real Estate Trust[b]	4,414	38,534
iStar Financial Inc.[a,b]	3,787	30,864
Javelin Mortgage Investment Corp.	307	5,861
Kilroy Realty Corp.	3,194	151,300
Kimco Realty Corp.	18,546	358,309
Kite Realty Group Trust	2,394	13,382
LaSalle Hotel Properties	3,860	98,005
Lexington Realty Trust	5,982	62,512
Liberty Property Trust	4,689	167,726
LTC Properties Inc.	1,074	37,794
Macerich Co. (The)	5,963	347,643
Mack-Cali Realty Corp.[b]	4,009	104,675
Medical Properties Trust Inc.[b]	6,152	73,578
MFA Financial Inc.	16,155	131,017
Mid-America Apartment Communities Inc.	100	6,475
Monmouth Real Estate Investment Corp. Class A	1,004	10,401
National Retail Properties Inc.[b]	4,850	151,320
New York Mortgage Trust Inc.[b]	2,394	15,130
NorthStar Realty Finance Corp.[b]	7,501	52,807
One Liberty Properties Inc.[b]	507	10,287
Parkway Properties Inc.	1,083	15,151
Pebblebrook Hotel Trust	2,825	65,258
Pennsylvania Real Estate Investment Trust[b]	2,530	44,629
PennyMac Mortgage Investment Trust[c]	2,704	68,384
Piedmont Office Realty Trust Inc. Class A	7,822	141,187
Post Properties Inc.	1,445	72,178
Potlatch Corp.	679	26,610

Security	Shares	Value

Prologis Inc.	20,785	$758,445
PS Business Parks Inc.	144	9,357
RAIT Financial Trust	2,332	13,176
Ramco-Gershenson Properties Trust	2,148	28,590
Rayonier Inc.	1,154	59,812
Realty Income Corp.[b]	6,101	245,321
Redwood Trust Inc.	3,556	60,061
Regency Centers Corp.	1,619	76,287
Resource Capital Corp.	4,495	25,172
Retail Opportunity Investments Corp.	2,278	29,295
Retail Properties of America Inc. Class A	3,857	46,168
RLJ Lodging Trust	4,836	93,673
Rouse Properties Inc.	969	16,395
Sabra Healthcare REIT Inc.	1,683	36,555
Select Income REIT	623	15,432
Senior Housing Properties Trust[b]	7,991	188,907
Simon Property Group Inc.	2,178	344,320
SL Green Realty Corp.	4,084	313,039
Sovran Self Storage Inc.	122	7,576
Spirit Realty Capital Inc.	1,269	22,563
STAG Industrial Inc.	1,460	26,236
Starwood Property Trust Inc.	6,126	140,653
Strategic Hotels & Resorts Inc.[a]	1,246	7,974
Summit Hotel Properties Inc.	2,037	19,352
Sunstone Hotel Investors Inc.[a]	6,187	66,263
Taubman Centers Inc.	1,503	118,316
Terreno Realty Corp.	625	9,650
Two Harbors Investment Corp.	13,406	148,538
UDR Inc.	11,193	266,170
UMH Properties Inc.	482	4,979
Universal Health Realty Income Trust	208	10,527
Urstadt Biddle Properties Inc. Class A	243	4,782
Ventas Inc.	13,059	845,178
Vornado Realty Trust	8,380	671,070
Washington Real Estate Investment Trust[b]	2,056	53,764
Weingarten Realty Investors[b]	5,482	146,753
Western Asset Mortgage Capital Corp.	846	16,725
Weyerhaeuser Co.	16,456	457,806
Whitestone REIT Class B	428	6,013
Winthrop Realty Trust	1,281	14,155

		17,565,295
RETAIL — 3.43%
Abercrombie & Fitch Co. Class A	3,572	171,349
American Eagle Outfitters Inc.	1,988	40,774

285

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Asbury Automotive Group Inc.[a]	144	$4,612
AutoNation Inc.[a]	745	29,577
Barnes & Noble Inc.[a,b]	1,172	17,685
bebe stores inc.	1,431	5,710
Best Buy Co. Inc.	12,184	144,380
Big 5 Sporting Goods Corp.	717	9,393
Biglari Holdings Inc.[a]	52	20,281
Bloomin’ Brands Inc.[a]	222	3,472
Bob Evans Farms Inc.	1,141	45,868
Bon-Ton Stores Inc. (The)[b]	558	6,763
Brown Shoe Co. Inc.	1,903	34,958
Cabela’s Inc.[a]	201	8,392
CarMax Inc.[a]	8,381	314,623
Carrols Restaurant Group Inc.[a,b]	305	1,824
Cash America International Inc.	775	30,744
Casual Male Retail Group Inc.[a,b]	1,910	8,022
Chico’s FAS Inc.	2,256	41,646
Children’s Place Retail Stores Inc. (The)[a,b]	684	30,294
Chuy’s Holdings Inc.[a]	221	4,937
Citi Trends Inc.[a]	685	9,426
Conn’s Inc.[a,b]	697	21,384
CVS Caremark Corp.	46,198	2,233,673
Denny’s Corp.[a,b]	832	4,060
Destination Maternity Corp.	337	7,266
Dillard’s Inc. Class A	1,329	111,330
DSW Inc. Class A	101	6,635
Einstein Noah Restaurant Group Inc.	45	549
EZCORP Inc. Class A NVS[a]	682	13,545
Fiesta Restaurant Group Inc.[a,b]	125	1,915
Fifth & Pacific Companies Inc.[a,b]	4,648	57,868
Finish Line Inc. (The) Class A	1,433	27,127
Five Below Inc.[a]	244	7,818
Foot Locker Inc.	5,459	175,343
Fred’s Inc. Class A	1,670	22,228
Frisch’s Restaurants Inc.	146	2,701
GameStop Corp. Class Ab	5,638	141,457
Group 1 Automotive Inc.	1,046	64,842
Guess? Inc.	2,736	67,141
Haverty Furniture Companies Inc.	851	13,880
hhgregg Inc.[a,b]	612	4,296
J.C. Penney Co. Inc.[b]	7,224	142,385
Jack in the Box Inc.[a]	384	10,982
Jos. A. Bank Clothiers Inc.[a]	89	3,790
Kirkland’s Inc.[a]	630	6,672

Security	Shares	Value

Kohl’s Corp.	9,649	$414,714
Krispy Kreme Doughnuts Inc.[a,b]	2,701	25,335
Lithia Motors Inc. Class A	1,000	37,420
Lowe’s Companies Inc.	44,325	1,574,424
Luby’s Inc.[a,b]	852	5,700
Macy’s Inc.	16,173	631,070
MarineMax Inc.[a]	860	7,688
Men’s Wearhouse Inc. (The)	1,826	56,898
New York & Co. Inc.[a]	467	1,779
Office Depot Inc.[a]	11,951	39,199
OfficeMax Inc.	3,897	38,035
Orchard Supply Hardware Stores Corp. Class Aa	71	526
Pantry Inc. (The)[a,b]	971	11,778
PC Connection Inc.	430	4,945
Penske Automotive Group Inc.	1,431	43,059
Pep Boys - Manny, Moe & Jack (The)	2,389	23,484
Perfumania Holdings Inc.[a]	238	1,171
PVH Corp.	243	26,975
RadioShack Corp.[b]	4,530	9,604
Red Robin Gourmet Burgers Inc.[a,b]	373	13,163
Regis Corp.	2,606	44,094
Restoration Hardware Holdings Inc.[a]	214	7,218
Rite Aid Corp.[a]	27,358	37,207
Ruby Tuesday Inc.[a]	2,948	23,171
Rush Enterprises Inc. Class Aa,b	1,482	30,633
Saks Inc.[a,b]	4,976	52,298
Sally Beauty Holdings Inc.[a]	447	10,536
Sears Holdings Corp.[a,b]	1,645	68,037
Sears Hometown and Outlet Stores Inc.[a]	359	11,689
Shoe Carnival Inc.	625	12,806
Signet Jewelers Ltd.[b]	3,851	205,643
Sonic Automotive Inc. Class A	2,070	43,242
Sonic Corp.[a]	540	5,621
Stage Stores Inc.	1,408	34,890
Staples Inc.	31,398	357,937
Stein Mart Inc.	1,244	9,380
Steinway Musical Instruments Inc.[a,b]	299	6,324
Susser Holdings Corp.[a]	293	10,106
Systemax Inc.	462	4,458
Target Corp.	28,198	1,668,476
Tiffany & Co.	920	52,753
Tuesday Morning Corp.[a]	1,951	12,194
Wal-Mart Stores Inc.	16,111	1,099,254
Walgreen Co.	38,976	1,442,502
Wendy’s Co. (The)	12,682	59,605

286

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

West Marine Inc.[a]	664	$7,138
Wet Seal Inc. Class Aa	4,106	11,333
Williams-Sonoma Inc.	1,759	76,991
World Fuel Services Corp.	2,217	91,274

		12,597,394

SAVINGS & LOANS — 0.43%
Astoria Financial Corp.	3,938	36,860
Bank Mutual Corp.	2,143	9,215
BankFinancial Corp.	928	6,886
BankUnited Inc.	1,593	38,933
Beneficial Mutual Bancorp Inc.[a,b]	1,296	12,312
Berkshire Hills Bancorp Inc.	1,006	24,003
BofI Holding Inc.[a]	468	13,043
Brookline Bancorp Inc.	3,290	27,965
BSB Bancorp Inc.[a]	378	4,623
Cape Bancorp Inc.	521	4,527
Capitol Federal Financial Inc.	6,819	79,714
Charter Financial Corp.	308	3,265
Clifton Savings Bancorp Inc.[b]	353	3,978
Dime Community Bancshares Inc.	1,409	19,571
ESB Financial Corp.	430	5,964
ESSA Bancorp Inc.	335	3,648
EverBank Financial Corp.	1,015	15,134
First Defiance Financial Corp.	442	8,482
First Federal Bancshares of Arkansas Inc.[a,b]	221	2,155
First Financial Holdings Inc.	760	9,941
First Financial Northwest Inc.[a,b]	739	5,579
First Niagara Financial Group Inc.	15,924	126,277
First PacTrust Bancorp Inc.	460	5,644
Flushing Financial Corp.	1,431	21,952
Fox Chase Bancorp Inc.	531	8,841
Heritage Financial Group Inc.	361	4,978
Hingham Institution for Savings	58	3,631
Home Bancorp Inc.[a,b]	313	5,712
Home Federal Bancorp Inc.	769	9,559
HomeStreet Inc.[a,b]	428	10,935
HomeTrust Bancshares Inc.[a]	954	12,889
Hudson City Bancorp Inc.	23,920	194,470
Investors Bancorp Inc.	1,669	29,675
Kearny Financial Corp.	785	7,654
Meridian Interstate Bancorp Inc.[a]	397	6,662
NASB Financial Inc.[a]	199	4,253
New York Community Bancorp Inc.	19,701	258,083
Northfield Bancorp Inc.	635	9,684
Northwest Bancshares Inc.	4,463	54,181

Security	Shares	Value

OceanFirst Financial Corp.	666	$9,157
Oritani Financial Corp.	1,335	20,452
People’s United Financial Inc.	11,909	143,980
Peoples Federal Bancshares Inc.	285	4,956
Provident Financial Holdings Inc.	449	7,857
Provident Financial Services Inc.	2,718	40,553
Provident New York Bancorp	2,231	20,771
Rockville Financial Inc.	1,335	17,221
Roma Financial Corp.	364	5,504
SI Financial Group Inc.	481	5,531
Simplicity Bancorp Inc.	410	6,129
Territorial Bancorp Inc.	466	10,648
TFS Financial Corp.[a]	3,616	34,786
United Financial Bancorp Inc.	1,197	18,817
Washington Federal Inc.	4,838	81,617
Waterstone Financial Inc.[a,b]	471	3,674
Westfield Financial Inc.	1,217	8,799
WSFS Financial Corp.	353	14,914

		1,566,244
SEMICONDUCTORS — 1.79%
Aeroflex Holding Corp.[a,b]	910	6,370
Alpha & Omega Semiconductor Ltd.[a,b]	852	7,157
Ambarella Inc.[a]	507	5,653
Amkor Technology Inc.[a,b]	3,607	15,330
ANADIGICS Inc.[a,b]	3,057	7,704
Analog Devices Inc.	12,307	517,632
Applied Materials Inc.	54,001	617,771
Applied Micro Circuits Corp.[a,b]	2,827	23,747
Atmel Corp.[a]	18,391	120,461
ATMI Inc.[a,b]	1,356	28,313
Avago Technologies Ltd.	661	20,927
Axcelis Technologies Inc.[a]	4,805	6,679
AXT Inc.[a,b]	1,479	4,156
Broadcom Corp. Class A	9,405	312,340
Brooks Automation Inc.	2,997	24,126
CEVA Inc.[a]	256	4,032
Cohu Inc.	1,089	11,805
Cree Inc.[a,b]	5,256	178,599
Cypress Semiconductor Corp.	2,395	25,962
Diodes Inc.[a,b]	1,611	27,951
DSP Group Inc.[a]	919	5,293
Emulex Corp.[a,b]	3,978	29,039
Entegris Inc.[a]	6,224	57,136
Entropic Communications Inc.[a,b]	4,001	21,165
Exar Corp.[a]	1,473	13,110
Fairchild Semiconductor International Inc.[a]	5,762	82,973

287

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

First Solar Inc.[a,b]	2,725	$84,148
FormFactor Inc.[a,b]	2,327	10,611
Freescale Semiconductor Ltd.[a,b]	133	1,464
GSI Technology Inc.[a,b]	914	5,731
GT Advanced Technologies Inc.[a,b]	832	2,513
Inphi Corp.[a,b]	635	6,083
Integrated Device Technology Inc.[a,b]	6,455	47,122
Integrated Silicon Solution Inc.[a]	1,214	10,926
Intel Corp.	58,412	1,205,040
International Rectifier Corp.[a,b]	3,134	55,566
Intersil Corp. Class A	5,775	47,875
IXYS Corp.	1,123	10,264
KLA-Tencor Corp.	7,624	364,122
Kopin Corp.[a,b]	3,052	10,163
Lam Research Corp.[a]	5,265	190,224
Lattice Semiconductor Corp.[a,b]	5,364	21,402
LTX-Credence Corp.[a]	2,229	14,622
Marvell Technology Group Ltd.	19,698	143,008
Mattson Technology Inc.[a,b]	2,689	2,259
Maxim Integrated Products Inc.	6,616	194,510
MaxLinear Inc. Class Aa	842	4,227
MEMC Electronic Materials Inc.[a]	8,171	26,229
Micron Technology Inc.[a]	44,452	282,270
Mindspeed Technologies Inc.[a,b]	1,667	7,802
MIPS Technologies Inc.[a]	440	3,441
MKS Instruments Inc.	2,373	61,176
MoSys Inc.[a,b]	1,545	5,377
Nanometrics Inc.[a,b]	1,069	15,415
NVIDIA Corp.	27,831	342,043
OmniVision Technologies Inc.[a,b]	2,377	33,468
ON Semiconductor Corp.[a,b]	20,561	144,955
Pericom Semiconductor Corp.[a,b]	1,001	8,038
Photronics Inc.[a]	2,672	15,925
PLX Technology Inc.[a]	118	428
PMC-Sierra Inc.[a]	9,442	49,193
QLogic Corp.[a,b]	3,331	32,411
Rambus Inc.[a,b]	4,646	22,672
Richardson Electronics Ltd.	679	7,686
Rovi Corp.[a]	3,650	56,320
Rubicon Technology Inc.[a,b]	776	4,741
Rudolph Technologies Inc.[a,b]	1,436	19,314
Sigma Designs Inc.[a,b]	1,442	7,426
Silicon Image Inc.[a,b]	760	3,770
Silicon Laboratories Inc.[a]	157	6,564
Skyworks Solutions Inc.[a]	936	19,001
Supertex Inc.	507	8,898

Security	Shares	Value

Teradyne Inc.[a,b]	7,420	$125,324
Tessera Technologies Inc.	2,322	38,127
Texas Instruments Inc.	16,913	523,288
TriQuint Semiconductor Inc.[a,b]	7,638	36,968
Ultra Clean Holdings Inc.[a,b]	1,067	5,239
Veeco Instruments Inc.[a,b]	1,309	38,642

		6,559,462
SHIPBUILDING — 0.03%
Huntington Ingalls Industries Inc.	2,257	97,818

		97,818
SOFTWARE — 0.63%
Accelrys Inc.[a,b]	2,511	22,725
Activision Blizzard Inc.	19,169	203,575
Actuate Corp.[a]	131	734
Acxiom Corp.[a]	3,473	60,639
Adobe Systems Inc.[a]	9,536	359,316
Akamai Technologies Inc.[a]	616	25,201
Allscripts Healthcare Solutions Inc.[a]	7,766	73,156
Aspen Technology Inc.[a]	239	6,606
Audience Inc.[a]	231	2,400
Avid Technology Inc.[a]	1,354	10,263
Bottomline Technologies Inc.[a]	1,134	29,926
CA Inc.	15,040	330,579
Compuware Corp.[a]	9,339	101,515
CSG Systems International Inc.[a]	645	11,726
Digi International Inc.[a]	1,170	11,080
Digital River Inc.[a]	1,682	24,204
Dun & Bradstreet Corp. (The)	663	52,145
Ebix Inc.[b]	317	5,094
Electronic Arts Inc.[a]	14,393	209,130
EPIQ Systems Inc.	1,323	16,908
ePocrates Inc.[a]	21	185
Fidelity National Information Services Inc.	11,417	397,426
Fiserv Inc.[a]	1,070	84,562
Glu Mobile Inc.[a,b]	332	760
Greenway Medical Technologies Inc.[a,b]	28	430
inContact Inc.[a,b]	122	632
ManTech International Corp. Class Ab	1,057	27,419
Market Leader Inc.[a,b]	354	2,319
MedAssets Inc.[a,b]	1,765	29,599
Omnicell Inc.[a,b]	1,340	19,926
Pervasive Software Inc.[a]	561	4,998
Progress Software Corp.[a]	2,848	59,780
Rosetta Stone Inc.[a,b]	241	2,974
Sapiens International Corp.[a,b]	633	2,532
Schawk Inc.	534	7,027

288

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

SeaChange International Inc.[a]	1,304	$12,610
ServiceNow Inc.[a]	155	4,655
SS&C Technologies Holdings Inc.[a,b]	1,143	26,426
SYNNEX Corp.[a]	1,182	40,637
Workday Inc. Class Aa	285	15,532

		2,297,351
STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	1,741	36,265
Wesco Aircraft Holdings Inc.[a]	590	7,794

		44,059
TELECOMMUNICATIONS — 5.21%
Amdocs Ltd.	7,715	262,233
Anaren Inc.[a]	601	11,689
Anixter International Inc.	492	31,478
ARRIS Group Inc.[a]	4,447	66,438
AT&T Inc.	265,177	8,939,117
Aviat Networks Inc.[a,b]	2,748	9,041
Black Box Corp.	912	22,198
Calix Inc.[a]	1,172	9,013
Cbeyond Inc.[a]	1,159	10,477
CenturyLink Inc.	28,067	1,097,981
Ciena Corp.[a]	1,100	17,270
Cincinnati Bell Inc.[a]	5,731	31,406
Cisco Systems Inc.	242,367	4,762,512
Clearwire Corp. Class Aa	15,922	46,015
Comtech Telecommunications Corp.	961	24,390
Consolidated Communications Holdings Inc.	633	10,077
Corning Inc.	68,562	865,252
DigitalGlobe Inc.[a,b]	512	12,513
EarthLink Inc.	4,799	31,002
EchoStar Corp. Class Aa	1,295	44,315
Fairpoint Communications Inc.[a,b]	131	1,040
Finisar Corp.[a,b]	4,140	67,482
Frontier Communications Corp.[b]	45,185	193,392
GeoEye Inc.[a,b]	693	21,296
Globecomm Systems Inc.[a]	297	3,356
Harmonic Inc.[a]	5,335	27,048
Harris Corp.	3,619	177,186
Hawaiian Telcom Holdco Inc.[a]	467	9,107
IDT Corp. Class B	52	496
Infinera Corp.[a,b]	492	2,859
Iridium Communications Inc.[a,b]	1,940	13,076
JDS Uniphase Corp.[a]	10,473	141,804
Juniper Networks Inc.[a]	23,855	469,228
KVH Industries Inc.[a]	93	1,300
Leap Wireless International Inc.[a]	1,716	11,411

Security	Shares	Value

Level 3 Communications Inc.[a]	3,568	$82,456
Loral Space & Communications Inc.	24	1,312
MetroPCS Communications Inc.[a]	13,759	136,764
NeoPhotonics Corp.[a,b]	903	5,183
NETGEAR Inc.[a]	947	37,331
Neutral Tandem Inc.	1,277	3,282
NII Holdings Inc.[a,b]	7,780	55,471
Oclaro Inc.[a,b]	3,341	5,245
Oplink Communications Inc.[a,b]	865	13,477
ORBCOMM Inc.[a,b]	815	3,195
Palo Alto Networks Inc.[a]	76	4,068
Plantronics Inc.	1,283	47,304
Polycom Inc.[a]	8,077	84,485
Preformed Line Products Co.	99	5,883
Premiere Global Services Inc.[a,b]	1,744	17,056
RF Micro Devices Inc.[a]	11,031	49,419
Ruckus Wireless Inc.[a]	260	5,858
Shenandoah Telecommunications Co.	1,084	16,596
ShoreTel Inc.[a,b]	393	1,666
Sonus Networks Inc.[a]	8,826	15,004
Sprint Nextel Corp.[a]	135,330	767,321
Sycamore Networks Inc.	906	2,029
Symmetricom Inc.[a]	1,970	11,367
TeleNav Inc.[a,b]	764	6,097
Telephone & Data Systems Inc.	4,306	95,335
Tellabs Inc.	16,374	37,333
Telular Corp.	306	2,898
TESSCO Technologies Inc.	128	2,834
United States Cellular Corp.[a,b]	608	21,426
USA Mobility Inc.	845	9,870
Vonage Holdings Corp.[a]	5,980	14,173
Westell Technologies Inc. Class Aa,b	2,405	4,449
Windstream Corp.	10,804	89,457

		19,100,142
TEXTILES — 0.12%
Cintas Corp.	2,746	112,311
Culp Inc.	399	5,989
G&K Services Inc. Class A	848	28,959
Mohawk Industries Inc.[a]	2,624	237,393
UniFirst Corp.	708	51,911

		436,563
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.[b]	513	18,417
JAKKS Pacific Inc.	928	11,618
Mattel Inc.	3,480	127,438

		157,473

289

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

TRANSPORTATION — 0.93%
Air Transport Services Group Inc.[a,b]	2,440	$9,784
Arkansas Best Corp.	1,152	11,002
Atlas Air Worldwide Holdings Inc.[a,b]	1,184	52,463
Bristow Group Inc.	1,618	86,822
CAI International Inc.[a]	358	7,858
Con-way Inc.	1,143	31,798
CSX Corp.	15,078	297,489
Expeditors International of Washington Inc.	925	36,584
FedEx Corp.	13,350	1,224,462
Frontline Ltd.[a,b]	2,334	7,609
GasLog Ltd.	639	7,943
Genco Shipping & Trading Ltd.[a]	341	1,190
GulfMark Offshore Inc. Class A	932	32,107
Heartland Express Inc.	493	6,443
International Shipholding Corp.	245	4,038
Kansas City Southern Industries Inc.	1,092	91,160
Kirby Corp.[a,b]	661	40,909
Knightsbridge Tankers Ltd.	1,203	6,316
Marten Transport Ltd.	706	12,983
Matson Inc.	1,775	43,878
Nordic American Tankers Ltd.[b]	2,446	21,402
Norfolk Southern Corp.	14,718	910,161
Pacer International Inc.[a,b]	1,431	5,581
Patriot Transportation Holding Inc.[a,b]	281	7,989
PHI Inc.[a,b]	522	17,482
Quality Distribution Inc.[a]	602	3,612
Rand Logistics Inc.[a]	769	4,998
Roadrunner Transportation Systems Inc.[a]	279	5,061
Ryder System Inc.	2,318	115,738
Saia Inc.[a]	594	13,733
Scorpio Tankers Inc.[a]	2,660	18,913
Ship Finance International Ltd.	2,011	33,443
Teekay Corp.	1,638	52,580
Teekay Tankers Ltd. Class Ab	2,864	8,306
Tidewater Inc.	2,319	103,613
Universal Truckload Services Inc.	248	4,526
UTi Worldwide Inc.	4,693	62,886
Werner Enterprises Inc.	282	6,111

		3,408,973
TRUCKING & LEASING — 0.05%
AMERCO	391	49,583
GATX Corp.	2,214	95,866
Greenbrier Companies Inc. (The)[a]	1,046	16,914

Security	Shares	Value

TAL International Group Inc.	665	$24,193
Willis Lease Finance Corp.[a,b]	249	3,563

		190,119
VENTURE CAPITAL — 0.01%
Fidus Investment Corp.	703	11,564
GSV Capital Corp.[a,b]	876	7,385
Harris & Harris Group Inc.[a,b]	1,409	4,650
Hercules Technology Growth Capital Inc.	2,658	29,583

		53,182
WATER — 0.15%
American States Water Co.	764	36,657
American Water Works Co. Inc.	7,917	293,958
Aqua America Inc.	5,589	142,073
Artesian Resources Corp. Class A	372	8,344
California Water Service Group	943	17,304
Connecticut Water Service Inc.	140	4,169
Consolidated Water Co. Ltd.	667	4,936
Middlesex Water Co.	706	13,809
PICO Holdings Inc.[a,b]	1,027	20,817
SJW Corp.	442	11,757
York Water Co. (The)	144	2,530

		556,354

Total COMMON STOCKS
(Cost: $406,174,450)		366,026,306

INVESTMENT COMPANIES — 0.00%

CLOSED-END FUNDS — 0.00%
Firsthand Technology Value Fund Inc.[a]	390	6,802

		6,802

TOTAL INVESTMENT COMPANIES
(Cost: $7,321)		6,802

SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,e,f]	8,414,959	8,414,959
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,e,f]	599,876	599,876
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[c,e]	349,143	349,143

		9,363,978

290

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2012

Security	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,363,978)	$9,363,978

TOTAL INVESTMENTS IN SECURITIES — 102.34%
(Cost: $415,545,749)	375,397,086
Other Assets, Less Liabilities — (2.34)%	(8,568,036)

NET ASSETS — 100.00%	$366,829,050

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

291

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.77%

ADVERTISING — 0.19%
Marchex Inc. Class B	44,167	$181,526
MDC Partners Inc.	48,338	546,220
Valuevision Media Inc. Class Aa,b	77,641	139,754

		867,500
AEROSPACE & DEFENSE — 0.72%
API Technologies Corp.[a]	60,310	177,311
Astronics Corp.[a]	22,581	516,653
Breeze-Eastern Corp.[a,b]	10,512	83,886
CPI Aerostructures Inc.[a,b]	13,963	139,770
Ducommun Inc.[a]	19,214	310,690
EDAC Technologies Corp.[a]	9,532	117,625
Erickson Air-Crane Inc.[a,b]	9,902	83,474
GenCorp Inc.[a,b]	110,694	1,012,850
Innovative Solutions and Support Inc.	26,213	90,173
Kratos Defense & Security Solutions Inc.[a]	75,273	378,623
LMI Aerospace Inc.[a,b]	16,749	323,926
SIFCO Industries Inc.	5,940	93,555

		3,328,536
AGRICULTURE — 0.36%
Alico Inc.	7,521	275,494
Alliance One International Inc.[a]	163,776	596,145
Cadiz Inc.[a,b]	25,797	204,312
Griffin Land & Nurseries Inc.	2,373	64,071
Limoneira Co.	16,304	316,135
MGP Ingredients Inc.	21,797	74,546
S&W Seed Co.[a,b]	16,716	129,047

		1,659,750
AIRLINES — 0.24%
Hawaiian Holdings Inc.[a]	93,285	612,882
Republic Airways Holdings Inc.[a,b]	88,731	503,992

		1,116,874
APPAREL — 0.55%
Cherokee Inc.	18,568	254,567
Delta Apparel Inc.[a,b]	14,639	204,653
Heelys Inc.[a]	36,481	81,353
Joe’s Jeans Inc.[a]	91,039	91,039
K-Swiss Inc. Class Aa	50,352	169,183
Lakeland Industries Inc.[a]	11,335	56,335
Mossimo Inc. Escrow[a,b,c]	21,276	—
Perry Ellis International Inc.	22,147	440,725
R.G. Barry Corp.	18,581	263,293
Rocky Brands Inc.[a]	16,144	210,195

Security	Shares	Value

Tandy Leather Factory Inc.[b]	16,774	$92,593
Unifi Inc.[a]	26,737	347,848
Weyco Group Inc.	13,253	309,590

		2,521,374
AUTO MANUFACTURERS — 0.25%
Wabash National Corp.[a,b]	127,857	1,146,877

		1,146,877
AUTO PARTS & EQUIPMENT — 1.37%
Accuride Corp.[a,b]	85,361	274,009
Commercial Vehicle Group Inc.[a,b]	44,634	366,445
Douglas Dynamics Inc.	41,157	592,249
Exide Technologies Inc.[a]	143,161	489,611
Fuel Systems Solutions Inc.[a,b]	26,963	396,356
Gentherm Inc.[a,b]	54,659	726,965
Miller Industries Inc.	23,195	353,724
Modine Manufacturing Co.[a]	87,356	710,204
Motorcar Parts of America Inc.[a,b]	28,052	184,302
Spartan Motors Inc.	64,252	316,762
Standard Motor Products Inc.	36,778	817,207
Superior Industries International Inc.	42,966	876,506
Supreme Industries Inc. Class Aa	25,150	85,762
Tower International Inc.[a,b]	13,121	105,624

		6,295,726
BANKS — 12.03%
1st United Bancorp Inc.	61,035	381,469
Access National Corp.	18,201	236,613
Alliance Financial Corp.	10,285	447,500
American National Bankshares Inc.	18,094	365,318
American River Bankshares[a]	17,660	125,033
Ameris Bancorp[a,b]	46,321	578,549
AmeriServ Financial Inc.[a]	65,654	197,619
Ames National Corp.	17,224	377,206
Arrow Financial Corp.	22,627	564,544
ASB Bancorp Inc.[a,b]	9,036	138,431
Bancorp Inc. (The)[a]	55,256	606,158
BancTrust Financial Group Inc.[a]	36,583	101,701
Bank of Commerce Holdings	36,485	167,831
Bank of Kentucky Financial Corp.	13,445	332,495
Bank of Marin Bancorp	12,098	453,191
Banner Corp.	36,154	1,111,012
BCB Bancorp Inc.	24,500	228,830
Berkshire Bancorp Inc.[b]	13,169	107,986
Bridge Bancorp Inc.	18,937	385,179
Bridge Capital Holdings[a,b]	19,435	302,409
Bryn Mawr Bank Corp.	23,611	525,817

292

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

C&F Financial Corp.	2,806	$109,266
Camden National Corp.	15,831	537,779
Capital City Bank Group Inc.[a]	22,422	254,938
Cardinal Financial Corp.	56,147	913,512
Cascade Bancorp[a,b]	10,675	66,825
Cass Information Systems Inc.	19,182	809,480
Center Bancorp Inc.	29,865	345,837
CenterState Banks Inc.	59,705	509,284
Central Pacific Financial Corp.[a,b]	39,959	622,961
Century Bancorp Inc. Class A	6,421	211,572
Citizens & Northern Corp.	26,901	508,429
Citizens Holding Co.	2,183	42,176
CNB Financial Corp.	27,374	448,386
CoBiz Financial Inc.	70,537	526,911
Community Trust Bancorp Inc.	27,192	891,354
Eagle Bancorp Inc.[a,b]	35,308	705,101
Enterprise Bancorp Inc.	14,545	240,283
Enterprise Financial Services Corp.	36,564	477,891
Farmers Capital Bank Corp.[a]	16,209	198,560
Farmers National Banc Corp.	43,568	270,122
Fidelity Southern Corp.[a]	21,167	202,145
Financial Institutions Inc.	27,462	511,617
First Bancorp (North Carolina)	29,708	380,857
First Bancorp Inc. (Maine)	20,213	332,908
First Busey Corp.	143,397	666,796
First California Financial Group Inc.[a]	44,542	343,864
First Community Bancshares Inc.	34,978	558,599
First Connecticut Bancorp Inc.	41,135	565,606
First Financial Corp.	22,224	672,054
First Merchants Corp.	54,257	805,174
First of Long Island Corp. (The)	17,590	498,149
First South Bancorp Inc.[a]	25,070	120,336
First United Corp.[a]	12,191	87,409
Firstbank Corp.	9,809	101,915
FNB United Corp.[a,b]	18,594	215,690
Franklin Financial Corp.	32,370	536,695
German American Bancorp Inc.	26,046	565,719
Great Southern Bancorp Inc.	19,717	501,798
Guaranty Bancorp[a]	147,953	288,508
Hampton Roads Bankshares Inc.[a,b]	50,850	60,511
Hanmi Financial Corp.[a]	59,400	807,246
Heartland Financial USA Inc.	27,900	729,585
Heritage Commerce Corp.[a]	42,805	298,779
Heritage Financial Corp.	34,984	513,915
Heritage Oaks Bancorp[a]	45,277	262,607
Horizon Bancorp	15,864	311,728
Hudson Valley Holding Corp.	30,126	469,062

Security	Shares	Value

Intervest Bancshares Corp.[a]	39,629	$154,157
Lakeland Bancorp Inc.	56,853	578,764
Lakeland Financial Corp.	31,832	822,539
LNB Bancorp Inc.	28,266	168,748
Macatawa Bank Corp.[a]	55,160	159,412
MainSource Financial Group Inc.	41,105	520,800
MBT Financial Corp.[a]	27,527	65,239
Mercantile Bank Corp.	18,591	306,751
Merchants Bancshares Inc.	13,032	348,867
Metro Bancorp Inc.[a]	28,863	381,569
MetroCorp Bancshares Inc.[a,b]	31,583	347,097
Middleburg Financial Corp.	14,680	259,249
MidSouth Bancorp Inc.	19,380	316,863
MidWestOne Financial Group Inc.	16,321	334,744
Monarch Financial Holdings Inc.	19,975	164,194
National Bankshares Inc.	15,701	508,555
NewBridge Bancorp[a]	36,224	167,717
North Valley Bancorp[a]	14,466	205,273
Northrim BanCorp Inc.	14,875	336,919
OmniAmerican Bancorp Inc.[a]	26,211	606,260
Oriental Financial Group Inc.	84,669	1,130,331
Orrstown Financial Services Inc.[a]	19,248	188,823
Pacific Continental Corp.	39,971	388,918
Pacific Mercantile Bancorp[a]	24,842	156,256
Park Sterling Corp.[a]	113,242	592,256
Peapack-Gladstone Financial Corp.	21,009	295,807
Penns Woods Bancorp Inc.	4,296	160,713
Peoples Bancorp Inc.	21,664	442,595
Peoples Financial Corp.	3,789	34,063
Preferred Bank[a]	24,003	340,843
QCR Holdings Inc.	5,546	74,205
Renasant Corp.	47,717	913,303
Republic First Bancorp Inc.[a]	44,143	91,376
S.Y. Bancorp Inc.	25,478	571,217
Sandy Spring Bancorp Inc.	45,848	890,368
SCBT Financial Corp.	32,420	1,302,636
Seacoast Banking Corp. of Florida[a]	152,292	245,190
Shore Bancshares Inc.	17,472	93,999
Sierra Bancorp	24,987	285,601
Southern Community Financial Corp.[a,c]	37,413	—
Southside Bancshares Inc.	35,121	739,648
Southwest Bancorp Inc.[a]	38,375	429,800
State Bank Financial Corp.	60,551	961,550
Stellar One Corp.	45,150	638,421
Sterling Bancorp	60,855	554,389
Suffolk Bancorp[a]	20,046	262,603
Sun Bancorp Inc. (New Jersey)[a,b]	72,662	257,223

293

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Taylor Capital Group Inc.[a]	31,162	$562,474
Tompkins Financial Corp.	21,603	856,343
TowneBank[b]	50,661	784,739
TriCo Bancshares	32,180	539,015
Union First Market Bankshares Corp.	39,475	622,521
United Community Banks Inc.[a]	77,228	727,488
United Security Bancshares[a,b]	18,150	46,827
United Security Bancshares Inc.[a]	14,246	79,065
Univest Corp. of Pennsylvania	33,797	577,929
Virginia Commerce Bancorp Inc.[a]	52,664	471,343
Walker & Dunlop Inc.[a]	21,348	355,658
Washington Banking Co.	34,566	470,789
Washington Trust Bancorp Inc.	28,377	746,599
West Bancorporation Inc.	32,253	347,687
West Coast Bancorp	36,251	802,960
Wilshire Bancorp Inc.[a]	116,645	684,706
Yadkin Valley Financial Corp.[a,b]	40,278	118,417

		55,425,241
BEVERAGES — 0.16%
Central European Distribution Corp.[a,b]	119,705	259,760
Coffee Holding Co. Inc.[b]	8,912	62,384
Craft Brew Alliance Inc.[a,b]	22,515	145,897
Farmer Bros. Co.[a]	13,168	190,014
Reed’s Inc.[a,b]	13,606	77,691

		735,746
BIOTECHNOLOGY — 4.08%
Aastrom Biosciences Inc.[a]	83,881	105,690
Aegerion Pharmaceuticals Inc.[a,b]	46,962	1,192,365
Affymax Inc.[a]	67,715	1,286,585
Agenus Inc.[a]	48,845	200,264
AMAG Pharmaceuticals Inc.[a]	40,194	591,254
Apricus Biosciences Inc.[a,b]	51,223	101,934
ArQule Inc.[a,b]	109,670	305,979
Astex Pharmaceuticals Inc.[a,b]	174,528	507,876
Athersys Inc.[a,b]	74,613	79,090
BioCryst Pharmaceuticals Inc.[a,b]	92,364	131,157
Biotime Inc.[a,b]	58,336	183,175
Cambrex Corp.[a]	55,114	627,197
Celldex Therapeutics Inc.[a,b]	114,805	770,341
Celsion Corp.[a,b]	66,207	542,235
Ceres Inc.[a,b]	10,865	49,327
Chelsea Therapeutics International Ltd.[a,b]	109,143	82,949
Cleveland Biolabs Inc.[a,b]	64,148	85,317
Complete Genomics Inc.[a]	38,089	119,980
Coronado Biosciences Inc.[a,b]	32,899	148,374

Security	Shares	Value

Curis Inc.[a]	152,548	$523,240
CytRx Corp.[a]	56,633	105,904
Discovery Laboratories Inc.[a]	82,143	173,322
Entremed Inc.[a]	21,108	29,129
Enzo Biochem Inc.[a,b]	74,504	201,161
Enzon Pharmaceuticals Inc.	71,695	317,609
Exact Sciences Corp.[a,b]	119,781	1,268,481
Galena Biopharma Inc.[a,b]	123,532	189,004
GenVec Inc.[a]	28,832	38,635
Geron Corp.[a]	246,942	348,188
GTx Inc.[a,b]	48,755	204,771
Harvard Bioscience Inc.[a]	49,623	217,349
iBio Inc.[a,b]	52,614	32,621
Immunomedics Inc.[a,b]	129,501	378,143
Insmed Inc.[a]	52,370	350,355
Intercept Pharmaceuticals Inc.[a,b]	8,782	300,696
Kythera Biopharmaceuticals Inc.[a]	9,427	286,015
Ligand Pharmaceuticals Inc. Class Ba	32,978	683,964
Maxygen Inc.	68,055	167,415
Nanosphere Inc.[a,b]	67,933	195,647
NewLink Genetics Corp.[a,b]	24,021	300,262
Novabay Pharmaceuticals Inc.[a,b]	52,028	59,312
Novavax Inc.[a,b]	241,707	456,826
NuPathe Inc.[a,b]	16,405	55,449
Omeros Corp.[a,b]	51,152	265,479
OncoGenex Pharmaceutical Inc.[a]	27,370	359,094
Oncothyreon Inc.[a]	107,370	206,150
Oxygen Biotherapeutics Inc.[a,b]	52,025	33,816
Pacific Biosciences of California Inc.[a]	68,240	116,008
PharmAthene Inc.[a,b]	74,275	83,188
pSivida Corp.[a]	36,648	44,344
Repligen Corp.[a,b]	59,933	376,979
RTI Biologics Inc.[a]	102,359	437,073
Sangamo BioSciences Inc.[a,b]	98,971	594,816
Strategic Diagnostics Inc.[a]	50,743	54,295
Sunesis Pharmaceuticals Inc.[a,b]	52,655	221,151
Synthetic Biologics Inc.[a,b]	48,625	85,580
Transcept Pharmaceuticals Inc.[a]	23,644	105,216
Tranzyme Inc.[a,b]	20,276	10,955
Trius Therapeutics Inc.[a,b]	48,546	232,050
TrovaGene Inc.[a,b]	25,606	177,450
Verastem Inc.[a,b]	11,643	102,342
Vical Inc.[a,b]	143,702	418,173
XOMA Corp.[a,b]	152,846	366,066
ZIOPHARM Oncology Inc.[a,b]	125,266	521,107

		18,805,919

294

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

BUILDING MATERIALS — 1.65%
AAON Inc.	34,421	$718,366
American DG Energy Inc.[a]	49,850	115,154
Apogee Enterprises Inc.	52,444	1,257,083
Builders FirstSource Inc.[a,b]	83,846	467,861
Comfort Systems USA Inc.	69,362	843,442
Gibraltar Industries Inc.[a]	56,696	902,600
Headwaters Inc.[a]	114,124	976,901
LSI Industries Inc.	38,278	268,329
NCI Building Systems Inc.[a]	33,826	470,181
Patrick Industries Inc.[a,b]	7,839	121,975
PGT Inc.[a,b]	37,292	167,814
Trex Co. Inc.[a,b]	27,887	1,038,233
US Concrete Inc.[a]	25,697	232,558

		7,580,497
CHEMICALS — 1.57%
Aceto Corp.	50,848	510,514
American Pacific Corp.[a]	20,132	311,039
Codexis Inc.[a,b]	44,658	98,694
Hawkins Inc.	17,297	668,356
KMG Chemicals Inc.	15,187	266,836
Landec Corp.[a]	47,729	452,948
Oil-Dri Corp. of America	11,323	312,515
OMNOVA Solutions Inc.[a]	85,732	600,981
Penford Corp.[a]	24,619	181,688
Quaker Chemical Corp.	23,999	1,292,586
Rentech Inc.	383,376	1,008,279
Spartech Corp.[a]	56,950	516,537
TOR Minerals International Inc.[a]	3,162	34,213
Zep Inc.	40,843	589,773
Zoltek Companies Inc.[a,b]	49,256	381,734

		7,226,693
COAL — 0.14%
Hallador Energy Co.	15,237	125,858
James River Coal Co.[a,b]	66,285	212,112
L&L Energy Inc.[a]	51,244	97,363
Westmoreland Coal Co.[a,b]	20,009	186,884

		622,217
COMMERCIAL SERVICES — 4.49%
Albany Molecular Research Inc.[a]	43,100	227,568
AMN Healthcare Services Inc.[a]	82,690	955,070
ARC Document Solutions Inc.[a]	68,532	175,442
Arrowhead Research Corp.[a]	22,994	49,207
AVEO Pharmaceuticals Inc.[a,b]	72,198	581,194
Barrett Business Services Inc.	13,560	516,500
Carriage Services Inc.	30,097	357,251

Security	Shares	Value

CBIZ Inc.[a,b]	71,839	$424,569
CDI Corp.	25,777	441,560
Cenveo Inc.[a,b]	100,367	270,991
Collectors Universe Inc.[b]	12,569	126,067
Consolidated Graphics Inc.[a]	13,637	476,204
Corinthian Colleges Inc.[a,b]	142,126	346,787
CorVel Corp.[a]	11,509	515,948
CRA International Inc.[a]	19,176	379,110
Cross Country Healthcare Inc.[a]	53,402	256,330
Document Security Systems Inc.[a,b]	35,101	76,169
Edgewater Technology Inc.[a]	23,996	91,185
Electro Rent Corp.	35,058	539,192
Ennis Inc.	48,453	749,568
Essex Rental Corp.[a,b]	32,469	111,044
Franklin Covey Co.[a]	26,137	337,167
Global Cash Access Inc.[a]	121,527	952,772
Great Lakes Dredge & Dock Corp.	109,309	976,129
H&E Equipment Services Inc.	53,721	809,575
Hackett Group Inc. (The)	47,637	203,886
Heidrick & Struggles International Inc.	33,592	512,614
Hill International Inc.[a]	44,085	161,351
Hudson Global Inc.[a]	63,774	285,708
Information Services Group Inc.[a,b]	72,979	83,926
Intersections Inc.	17,523	166,118
Learning Tree International Inc.[a]	12,654	68,964
Lincoln Educational Services Corp.	42,853	239,548
Mac-Gray Corp.	23,787	298,527
Medifast Inc.[a]	25,676	677,590
Multi-Color Corp.	26,033	624,532
National American University Holdings Inc.	19,569	75,341
National Research Corp.	3,447	186,827
Newtek Business Services Inc.[a]	67,367	125,303
Odyssey Marine Exploration Inc.[a,b]	140,793	418,155
PDI Inc.[a,b]	21,284	161,758
Pendrell Corp.[a]	281,218	357,147
Perceptron Inc.	21,660	127,794
Performant Financial Corp.[a]	16,921	170,902
Pfsweb Inc.[a]	24,800	70,432
Premier Exhibitions Inc.[a]	54,269	147,069
PRGX Global Inc.[a]	42,968	277,144
Providence Service Corp. (The)[a]	24,732	420,197
QC Holdings Inc.	7,975	25,839
RCM Technologies Inc.	29,908	151,035
Standard Parking Corp.[a,b]	29,264	643,515
StarTek Inc.[a,b]	23,473	94,596
Team Inc.[a]	36,962	1,406,035
TNS Inc.[a]	45,551	944,272

295

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Tree.com Inc.	11,613	$209,382
Universal Technical Institute Inc.	39,415	395,727
Westway Group Inc.[a]	31,822	212,253

		20,686,086
COMPUTERS — 2.10%
Acorn Energy Inc.[b]	34,581	270,078
Agilysys Inc.[a]	28,155	235,657
Carbonite Inc.[a,b]	21,215	196,239
CIBER Inc.[a]	137,050	457,747
Computer Task Group Inc.[a,b]	28,589	521,177
Cray Inc.[a]	69,303	1,105,383
Datalink Corp.[a,b]	29,393	251,310
Digimarc Corp.	14,138	292,657
Dot Hill Systems Corp.[a]	113,898	106,779
Dynamics Research Corp.[a,b]	20,680	120,978
Echelon Corp.[a,b]	71,763	175,819
Hutchinson Technology Inc.[a,b]	49,327	98,654
Imation Corp.[a,b]	59,381	277,309
Immersion Corp.[a,b]	51,591	354,430
Interphase Corp.[a]	17,211	44,577
KEY Tronic Corp.[a,b]	20,665	211,610
Keyw Holding Corp. (The)[a]	46,475	589,768
Mattersight Corp.[a,b]	20,025	99,524
Maxwell Technologies Inc.[a,b]	53,341	442,197
Mercury Systems Inc.[a]	56,429	519,147
Mitek Systems Inc.[a,b]	38,535	123,697
NCI Inc. Class Aa,b	16,096	75,490
NetList Inc.[a,b]	41,589	30,776
OCZ Technology Group Inc.[a,b]	122,713	234,382
Overland Storage Inc.[a]	52,817	55,458
PAR Technology Corp.[a]	23,110	113,239
Planar Systems Inc.[a]	40,993	58,620
Qualys Inc.[a]	16,228	240,012
RadiSys Corp.[a]	44,659	133,084
Rimage Corp.	22,401	149,639
Silicon Graphics International Corp.[a,b]	59,189	605,503
STEC Inc.[a]	64,708	319,010
TransAct Technologies Inc.	18,573	134,097
Uni-Pixel Inc.[a,b]	18,349	251,198
USA Technologies Inc.[a,b]	61,398	106,833
Virtusa Corp.[a]	34,382	564,896
Wave Systems Corp. Class Aa,b	174,868	125,380

		9,692,354
COSMETICS & PERSONAL CARE — 0.01%
CCA Industries Inc.	13,493	58,425

		58,425

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.45%
BlueLinx Holdings Inc.[a,b]	46,404	$130,395
Core-Mark Holding Co. Inc.	21,212	1,004,388
Houston Wire & Cable Co.	33,866	415,536
Navarre Corp.[a]	76,928	136,932
Rentrak Corp.[a]	18,385	358,323
School Specialty Inc.[a,b]	33,406	31,736

		2,077,310
DIVERSIFIED FINANCIAL SERVICES — 2.89%
Arlington Asset Investment Corp. Class A	19,387	402,668
Artio Global Investors Inc. Class A	53,749	102,123
Asset Acceptance Capital Corp.[a,b]	30,358	136,611
Asta Funding Inc.	23,833	226,652
Atlanticus Holdings Corp.[a,b]	13,827	46,320
CIFC Corp.[a]	12,302	98,416
Consumer Portfolio Services Inc.[a]	31,548	169,097
Cowen Group Inc. Class Aa	161,580	395,871
Diamond Hill Investment Group Inc.	5,323	361,219
Doral Financial Corp.[a]	241,509	174,877
Ellie Mae Inc.[a,b]	47,128	1,307,802
Epoch Holding Corp.	29,523	823,692
FBR & Co.[a]	73,110	282,936
Federal Agricultural Mortgage Corp. Class C NVS	18,872	613,340
First Marblehead Corp. (The)[a]	104,489	81,178
FirstCity Financial Corp.[a]	19,515	190,076
GAIN Capital Holdings Inc.	33,921	138,737
GFI Group Inc.	124,404	403,069
Horizon Technology Finance Corp.	17,325	257,969
Imperial Holdings Inc.[a,b]	41,420	184,319
INTL FCStone Inc.[a,b]	25,115	437,252
JMP Group Inc.	30,922	187,697
Ladenburg Thalmann Financial Services Inc.[a,b]	194,174	271,844
Manning & Napier Inc.	25,793	324,992
Marlin Business Services Corp.	15,223	305,373
Medley Capital Corp.	53,289	775,888
MicroFinancial Inc.	19,216	139,893
NewStar Financial Inc.[a,b]	48,192	675,170
Nicholas Financial Inc.	21,638	268,311
Oppenheimer Holdings Inc. Class A	18,882	326,092
Pzena Investment Management Inc. Class A	19,151	103,415
Regional Management Corp.[a]	9,904	163,911
SeaCube Container Leasing Ltd.[b]	23,030	434,116
SWS Group Inc.[a]	52,153	275,889
U.S. Global Investors Inc. Class A	26,205	105,082
Virtus Investment Partners Inc.[a]	11,295	1,366,017

296

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

WageWorks Inc.[a]	13,298	$236,704
Westwood Holdings Group Inc.	13,107	536,076

		13,330,694
ELECTRIC — 0.40%
EnerNOC Inc.[a,b]	45,536	535,048
Genie Energy Ltd. Class B	27,603	195,981
Pike Electric Corp.	32,185	307,367
Synthesis Energy Systems Inc.[a,b]	75,802	81,108
Unitil Corp.	27,718	718,451

		1,837,955
ELECTRICAL COMPONENTS & EQUIPMENT — 0.71%
American Superconductor Corp.[a]	71,175	186,479
Capstone Turbine Corp.[a,b]	551,519	490,852
Coleman Cable Inc.	19,635	182,016
Graham Corp.	18,505	360,847
Insteel Industries Inc.	32,889	410,455
Magnetek Inc.[a]	5,624	57,927
Orion Energy Systems Inc.[a]	37,284	61,891
Powell Industries Inc.[a]	16,611	689,855
PowerSecure International Inc.[a,b]	34,697	270,984
Research Frontiers Inc.[a,b]	40,703	152,229
SL Industries Inc.	6,758	121,644
Ultralife Corp.[a,b]	27,508	89,126
Vicor Corp.[a]	35,030	189,863

		3,264,168
ELECTRONICS — 2.47%
Allied Motion Technologies Inc.	14,992	97,748
Ballantyne Strong Inc.[a]	32,337	106,712
Bel Fuse Inc. Class B	19,367	378,625
Checkpoint Systems Inc.[a]	75,587	811,804
CTS Corp.	62,795	667,511
CUI Global Inc.[a,b]	19,877	109,125
Cyberoptics Corp.[a]	15,537	115,284
Daktronics Inc.	66,531	736,498
Electro Scientific Industries Inc.	43,037	428,218
Fluidigm Corp.[a,b]	46,059	659,104
Frequency Electronics Inc.	16,358	134,299
GSI Group Inc.[a]	53,614	464,297
Identive Group Inc.[a]	94,904	142,356
IEC Electronics Corp.[a,b]	18,586	125,641
Intellicheck Mobilisa Inc.[a,b]	28,112	18,273
Iteris Inc.[a]	62,741	106,660
Kemet Corp.[a]	82,345	414,195
LoJack Corp.[a]	37,442	104,463
LRAD Corp.[a]	59,519	65,471
Measurement Specialties Inc.[a]	27,943	960,121

Security	Shares	Value

MEMSIC Inc.[a,b]	24,380	$81,429
Mesa Laboratories Inc.	5,333	267,237
Methode Electronics Inc.	69,073	692,802
Microvision Inc.[a]	34,782	66,434
Mocon Inc.	1,634	23,513
NAPCO Security Technologies Inc.[a]	28,673	104,370
NVE Corp.[a,b]	9,326	517,500
Parametric Sound Corp.[a,b]	10,438	71,605
Pulse Electronics Corp.[a]	77,783	24,152
SMTC Corp.[a]	24,270	58,491
Sparton Corp.[a]	20,228	280,562
Stoneridge Inc.[a]	53,030	271,514
Sypris Solutions Inc.	21,205	83,972
Taser International Inc.[a]	94,283	842,890
Transcat Inc.[a,b]	14,200	83,212
UQM Technologies Inc.[a,b]	70,614	53,667
Viasystems Group Inc.[a,b]	5,914	72,151
Vishay Precision Group Inc.[a]	25,126	332,166
Zagg Inc.[a,b]	46,503	342,262
Zygo Corp.[a]	30,283	475,443

		11,391,777
ENERGY — ALTERNATE SOURCES — 0.41%
Amyris Inc.[a,b]	52,888	165,011
Enphase Energy Inc.[a,b]	15,475	56,484
FuelCell Energy Inc.[a,b]	282,487	259,041
FutureFuel Corp.	35,819	424,097
Gevo Inc.[a]	57,154	88,017
Green Plains Renewable Energy Inc.[a]	46,667	369,136
Plug Power Inc.[a,b]	60,123	30,061
Real Goods Solar Inc. Class Aa,b	12,250	9,188
Renewable Energy Group Inc.[a,b]	19,278	112,969
REX American Resources Corp.[a]	10,825	208,814
Saratoga Resources Inc.[a]	42,856	151,710

		1,874,528
ENGINEERING & CONSTRUCTION — 0.60%
Argan Inc.	19,293	347,274
ENGlobal Corp.[a]	32,744	17,354
Goldfield Corp. (The)[a,b]	43,653	82,068
Lime Energy Co.[a,b]	30,123	17,471
Michael Baker Corp.	16,633	414,661
MYR Group Inc.[a]	38,655	860,074
National Technical Systems Inc.[a]	17,016	131,023
Orion Marine Group Inc.[a]	50,658	370,310
Sterling Construction Co. Inc.[a]	30,447	302,643
VSE Corp.	9,570	234,561

		2,777,439

297

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

ENTERTAINMENT — 0.52%
Bluegreen Corp.[a]	26,267	$246,384
Carmike Cinemas Inc.[a]	33,987	509,805
Dover Downs Gaming & Entertainment Inc.	33,054	72,719
Dover Motorsports Inc.	53,935	91,150
Empire Resorts Inc.[a,b]	16,143	37,613
Isle of Capri Casinos Inc.[a]	38,913	217,913
Lakes Entertainment Inc.[a,b]	38,902	116,706
Multimedia Games Holding Co. Inc.[a]	50,861	748,165
Reading International Inc. Class Aa	37,913	227,857
Rick’s Cabaret International Inc.[a]	16,771	135,007

		2,403,319
ENVIRONMENTAL CONTROL — 0.81%
ADA-ES Inc.[a,b]	17,151	289,509
Casella Waste Systems Inc. Class Aa	70,223	307,577
CECO Environmental Corp.	14,382	143,101
Ecology and Environment Inc. Class A	5,633	64,892
Energy Recovery Inc.[a]	82,908	281,887
EnergySolutions Inc.[a]	147,289	459,542
Fuel Tech Inc.[a,b]	28,737	120,695
GSE Holding Inc.[a,b]	15,807	98,003
Heritage-Crystal Clean Inc.[a,b]	14,355	215,469
Hudson Technologies Inc.[a]	32,733	119,148
Industrial Services of America Inc.[a,b]	8,851	21,065
Met-Pro Corp.	28,634	277,463
Metalico Inc.[a,b]	75,552	148,082
Perma-Fix Environmental Services Inc.[a]	102,555	69,850
Pure Cycle Corp.[a]	29,643	83,890
Sharps Compliance Corp.[a]	27,068	61,174
TRC Companies Inc.[a]	28,248	164,403
US Ecology Inc.	33,964	799,513

		3,725,263
FOOD — 1.34%
Boulder Brands Inc.[a]	109,821	1,416,691
Calavo Growers Inc.	22,657	571,183
Chefs’ Warehouse Inc. (The)[a,b]	21,021	332,342
Chiquita Brands International Inc.[a]	86,006	709,550
Inventure Foods Inc.[a,b]	27,760	180,162
John B. Sanfilippo & Son Inc.	16,123	293,116
Lifeway Foods Inc.[b]	10,703	93,544
Nash-Finch Co.	23,088	491,313
Overhill Farms Inc.[a,b]	34,686	150,190
Rocky Mountain Chocolate Factory Inc.	15,041	158,833
Seneca Foods Corp. Class Aa	16,023	487,099
Senomyx Inc.[a,b]	76,360	128,285

Security	Shares	Value

Spartan Stores Inc.	40,879	$627,901
Village Super Market Inc. Class A	16,275	534,797

		6,175,006
FOREST PRODUCTS & PAPER — 0.41%
Neenah Paper Inc.	29,218	831,836
Orchids Paper Products Co.	11,830	239,203
Verso Paper Corp.[a,b]	24,504	26,219
Wausau Paper Corp.	80,466	696,836
Xerium Technologies Inc.[a,b]	22,893	69,824

		1,863,918
GAS — 0.28%
Chesapeake Utilities Corp.	17,819	808,982
Delta Natural Gas Co. Inc.	15,102	295,244
Gas Natural Inc.	19,420	181,189

		1,285,415
HAND & MACHINE TOOLS — 0.08%
Hardinge Inc.	23,819	236,761
L.S. Starrett Co. (The) Class A	12,592	122,142

		358,903
HEALTH CARE — PRODUCTS — 3.82%
Alphatec Holdings Inc.[a,b]	102,349	168,876
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a,b]	45,181	496,539
AtriCure Inc.[a,b]	28,603	197,361
Atrion Corp.	2,122	415,912
Bacterin International Holdings Inc.[a,b]	51,823	64,779
BG Medicine Inc.[a]	20,300	46,893
Biolase Inc.[a,b]	61,639	114,032
BioMimetic Therapeutics Inc.[a,b]	35,231	255,072
Bovie Medical Corp.[a]	31,657	76,610
BSD Medical Corp.[a,b]	44,724	67,533
Cardica Inc.[a]	48,322	53,154
CardioNet Inc.[a,b]	48,373	110,290
Cardiovascular Systems Inc.[a]	32,631	409,519
Cerus Corp.[a,b]	104,578	330,466
Chindex International Inc.[a,b]	21,909	230,045
Conceptus Inc.[a]	58,736	1,234,043
CryoLife Inc.	51,663	321,860
Cutera Inc.[a,b]	28,899	260,091
Cynosure Inc. Class Aa	22,971	553,831
Delcath Systems Inc.[a,b]	127,889	157,303
Digirad Corp.[a]	45,394	93,058
EnteroMedics Inc.[a,b]	49,417	138,368
Exactech Inc.[a]	17,128	290,320
Female Health Co. (The)	39,230	281,671

298

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

GenMark Diagnostics Inc.[a]	52,649	$473,841
Hansen Medical Inc.[a,b]	98,022	203,886
ImmunoCellular Therapeutics Ltd.[a]	101,016	193,951
InfuSystems Holdings Inc.[a]	35,629	53,444
Iridex Corp.[a]	18,758	70,905
IsoRay Inc.[a,b]	73,384	56,506
LCA-Vision Inc.[a]	35,069	99,947
LeMaitre Vascular Inc.	18,451	105,909
Medgenics Inc.[a,b]	13,604	101,214
Medical Action Industries Inc.[a]	29,429	79,164
MELA Sciences Inc.[a,b]	56,712	101,514
Merge Healthcare Inc.[a,b]	106,929	264,115
Natus Medical Inc.[a]	54,280	606,850
Navidea Biopharmaceuticals Inc.[a,b]	183,603	519,596
OraSure Technologies Inc.[a]	101,533	729,007
Palomar Medical Technologies Inc.[a]	37,119	341,866
PhotoMedex Inc.[a,b]	24,850	360,574
Quidel Corp.[a,b]	52,196	974,499
Rochester Medical Corp.[a,b]	23,109	232,939
Rockwell Medical Technologies Inc.[a,b]	41,649	335,274
Solta Medical Inc.[a]	129,807	346,585
Spectranetics Corp.[a,b]	63,683	940,598
Staar Surgical Co.[a,b]	67,727	413,135
Sunshine Heart Inc.[a,b]	11,220	68,330
SurModics Inc.[a]	23,992	536,461
Symmetry Medical Inc.[a]	68,110	716,517
Synergetics USA Inc.[a,b]	47,352	227,290
TearLab Corp.[a,b]	45,780	187,698
TranS1 Inc.[a,b]	36,250	89,900
Unilife Corp.[a,b]	145,855	331,091
United-Guardian Inc.	6,147	119,190
Uroplasty Inc.[a,b]	41,166	132,966
Vascular Solutions Inc.[a,b]	32,574	514,669
Vermillion Inc.[a]	28,734	37,642
Vision-Sciences Inc.[a]	54,510	64,867
Young Innovations Inc.	10,889	429,135
Zeltiq Aesthetics Inc.[a]	31,961	147,979

		17,576,680
HEALTH CARE — SERVICES — 1.87%
Adcare Health Systems Inc.[a]	23,306	110,704
Addus HomeCare Corp.[a]	15,545	110,680
Advocat Inc.	7,040	37,594
Alliance HealthCare Services Inc.[a,b]	9,663	61,650
Almost Family Inc.	15,621	316,482
Amedisys Inc.[a]	56,427	635,932
Assisted Living Concepts Inc. Class A	36,078	351,761
BioClinca Inc.[a]	24,780	141,742

Security	Shares	Value

Capital Senior Living Corp.[a]	52,286	$977,225
Ensign Group Inc. (The)	32,563	885,388
Five Star Quality Care Inc.[a]	75,339	377,448
Gentiva Health Services Inc.[a]	56,608	568,910
Healthways Inc.[a]	62,270	666,289
LHC Group Inc.[a]	27,741	590,883
Psychemedics Corp.	14,625	157,219
RadNet Inc.[a,b]	59,297	150,021
Response Genetics Inc.[a]	45,349	61,221
Skilled Healthcare Group Inc. Class Aa,b	36,635	233,365
Sunrise Senior Living Inc.[a,b]	108,427	1,559,180
U.S. Physical Therapy Inc.	22,197	611,305
VirtualScopics Inc.[a]	32,989	19,134

		8,624,133
HOLDING COMPANIES — DIVERSIFIED — 2.40%
Capital Southwest Corp.	5,256	523,655
Full Circle Capital Corp.[b]	20,588	152,969
Gladstone Capital Corp.[b]	40,684	331,981
Gladstone Investment Corp.	49,427	344,012
Golub Capital BDC Inc.	30,439	486,415
Home Loan Servicing Solutions Ltd.	54,460	1,029,294
Horizon Pharma Inc.[a,b]	67,352	156,930
KCAP Financial Inc.[b]	41,229	378,894
MCG Capital Corp.	135,367	622,688
Medallion Financial Corp.	35,598	417,921
MVC Capital Inc.	44,888	545,389
New Mountain Finance Corp.	35,975	536,027
NGP Capital Resources Co.	42,423	306,294
OFS Capital Corp.[a]	12,420	170,030
PennantPark Floating Rate Capital Ltd.	17,176	217,963
PennantPark Investment Corp.	119,848	1,317,729
Resource America Inc. Class A	26,960	179,823
Saratoga Investment Corp.[b]	1,545	23,345
Solar Senior Capital Ltd.	21,342	398,242
Stellus Capital Investment Corp.[b]	14,904	244,128
TCP Capital Corp.	10,620	156,539
THL Credit Inc.	30,433	450,104
TICC Capital Corp.	77,063	779,878
Triangle Capital Corp.	50,583	1,289,361

		11,059,611
HOME BUILDERS — 1.05%
Beazer Homes USA Inc.[a,b]	46,095	778,545
Cavco Industries Inc.[a,b]	13,067	653,089
Hovnanian Enterprises Inc. Class Aa,b	195,237	1,366,659
M/I Homes Inc.[a,b]	39,687	1,051,705
Skyline Corp.[a]	16,021	65,045
Winnebago Industries Inc.[a]	54,663	936,377

		4,851,420

299

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

HOME FURNISHINGS — 0.76%
American Woodmark Corp.[a]	18,153	$505,017
Bassett Furniture Industries Inc.	23,308	290,651
Emerson Radio Corp.[a]	28,240	48,855
Flexsteel Industries	10,317	221,300
Furniture Brands International Inc.[a,b]	89,898	95,292
Hooker Furniture Corp.	22,008	319,776
Kimball International Inc. Class B	60,803	705,923
Sealy Corp.[a,b]	92,685	201,126
Skullcandy Inc.[a,b]	29,998	233,684
Stanley Furniture Co. Inc.[a]	28,727	129,272
Universal Electronics Inc.[a]	27,347	529,164
VOXX International Corp.[a]	34,463	231,936

		3,511,996
HOUSEHOLD PRODUCTS & WARES — 0.15%
A.T. Cross Co. Class Aa	19,286	207,903
CSS Industries Inc.	18,283	400,215
Kid Brands Inc.[a]	32,958	51,085
Summer Infant Inc.[a]	26,537	46,174

		705,377
HOUSEWARES — 0.20%
Libbey Inc.[a]	37,891	733,191
Lifetime Brands Inc.	18,912	200,656

		933,847
INSURANCE — 2.10%
American Independence Corp.[a]	2,363	10,870
American Safety Insurance Holdings Ltd.[a]	17,247	326,313
Amerisafe Inc.[a]	33,960	925,410
Baldwin & Lyons Inc. Class B	17,828	425,376
Citizens Inc.[a,b]	72,383	799,832
Crawford & Co. Class B	49,584	395,680
Donegal Group Inc. Class A	15,485	217,409
Eastern Insurance Holdings Inc.	16,459	281,120
eHealth Inc.[a]	36,499	1,002,993
EMC Insurance Group Inc.	9,207	219,863
Federated National Holding Co.	15,094	81,810
First Acceptance Corp.[a]	40,042	50,053
Fortegra Financial Corp.[a,b]	13,840	123,038
Hallmark Financial Services Inc.[a]	27,873	261,728
Homeowners Choice Inc.[b]	15,310	318,295
Independence Holding Co.	16,176	153,996
Kansas City Life Insurance Co.	8,023	306,158
Life Partners Holdings Inc.	18,742	49,666
National Interstate Corp.	11,337	326,732
Phoenix Companies Inc. (The)[a]	10,732	265,402

Security	Shares	Value

Radian Group Inc.	248,340	$1,517,357
Seabright Holdings Inc.	38,606	427,368
Security National Financial Corp. Class Aa,b	13,059	114,658
Stewart Information Services Corp.	34,187	888,862
Universal Insurance Holdings Inc.	36,743	160,934

		9,650,923
INTERNET — 3.82%
1-800-FLOWERS.COM Inc.[a]	48,716	178,788
Ambient Corp.[a,b]	6,962	20,956
Blucora Inc.[a]	74,361	1,168,211
Boingo Wireless Inc.[a,b]	29,692	224,175
Brightcove Inc.[a]	11,223	101,456
BroadVision Inc.[a]	5,406	48,221
CafePress Inc.[a,b]	8,314	47,972
Cinedigm Digital Cinema Corp. Class Aa	78,401	109,761
Crexendo Inc.	11,380	32,205
eGain Communications Corp.[a]	19,142	85,948
Envivio Inc.[a]	15,419	26,212
ePlus Inc.	7,798	322,369
FriendFinder Networks Inc.[a,b]	18,529	11,488
Global Sources Ltd.[a]	35,094	227,409
Globalscape Inc.	25,791	36,881
Harris Interactive Inc.[a]	60,322	72,386
HealthStream Inc.[a]	36,284	882,064
ICG Group Inc.[a]	69,035	789,070
Internap Network Services Corp.[a]	99,684	691,807
IntraLinks Holdings Inc.[a]	67,394	415,821
iPass Inc.[a]	102,155	186,944
Keynote Systems Inc.	29,790	419,741
Limelight Networks Inc.[a]	112,484	249,714
Lionbridge Technologies Inc.[a,b]	107,178	430,856
Local Corp.[a,b]	44,563	91,354
magicJack VocalTec Ltd.[a,b]	26,036	474,116
MeetMe Inc.[a,b]	35,401	123,549
ModusLink Global Solutions Inc.[a]	72,893	211,390
Move Inc.[a]	73,832	560,385
NutriSystem Inc.	52,832	432,694
Online Resources Corp.[a,b]	54,845	124,498
Orbitz Worldwide Inc.[a,b]	38,738	105,367
Overstock.com Inc.[a,b]	21,218	303,630
PCTEL Inc.	39,502	284,414
Perficient Inc.[a]	59,290	698,436
ReachLocal Inc.[a,b]	19,138	247,072
RealNetworks Inc.[a]	42,240	319,334
Reis Inc.[a]	15,788	205,718

300

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Saba Software Inc.[a]	55,905	$488,610
Safeguard Scientifics Inc.[a,b]	38,365	565,884
Spark Networks Inc.[a,b]	24,359	190,000
SPS Commerce Inc.[a,b]	23,461	874,391
Stamps.com Inc.[a]	24,784	624,557
Support.com Inc.[a,b]	91,842	383,900
Synacor Inc.[a,b]	12,628	69,075
TechTarget Inc.[a,b]	28,986	160,872
TeleCommunication Systems Inc.[a]	85,868	212,094
TheStreet.com Inc.	60,442	100,938
TigerLogic Corp.[a,b]	20,120	40,240
Towerstream Corp.[a,b]	88,607	287,973
Trulia Inc.[a]	12,972	210,665
Unwired Planet Inc.[a]	139,053	166,864
US Auto Parts Network Inc.[a,b]	29,408	53,817
Vasco Data Security International Inc.[a,b]	51,705	421,913
Vitacost.com Inc.[a,b]	41,732	282,943
Vocus Inc.[a,b]	38,357	666,645
World Energy Solutions Inc.[a,b]	10,968	47,711
XO Group Inc.[a]	49,376	459,197
Zix Corp.[a,b]	117,704	329,571

		17,600,272
IRON & STEEL — 0.21%
Friedman Industries Inc.	17,811	180,247
Material Sciences Corp.[a]	19,424	175,399
Shiloh Industries Inc.	12,261	126,288
Universal Stainless & Alloy Products Inc.[a,b]	12,511	460,030

		941,964
LEISURE TIME — 0.52%
Ambassadors Group Inc.	34,172	145,573
Arctic Cat Inc.[a]	23,367	780,224
Black Diamond Inc.[a]	39,572	324,490
Cybex International Inc.[a,b]	19,116	47,599
Escalade Inc.	16,276	86,263
Johnson Outdoors Inc. Class Aa,b	12,119	241,411
Marine Products Corp.	19,446	111,231
Nautilus Inc.[a,b]	56,775	199,280
Town Sports International Holdings Inc.	44,062	469,260

		2,405,331
LODGING — 0.32%
Century Casinos Inc.[a]	38,135	108,303
Full House Resorts Inc.[a]	35,656	123,013
Marcus Corp.	36,686	457,475

Security	Shares	Value

Monarch Casino & Resort Inc.[a]	17,023	$185,721
Morgans Hotel Group Co.[a,b]	41,917	232,220
MTR Gaming Group Inc.[a,b]	43,584	181,745
Red Lion Hotels Corp.[a,b]	25,958	204,809

		1,493,286
MACHINERY — 1.09%
Adept Technology Inc.[a]	19,813	51,712
Alamo Group Inc.	12,715	415,018
Cascade Corp.	16,770	1,078,311
ClearSign Combustion Corp.[a]	9,298	45,002
Columbus McKinnon Corp.[a]	36,473	602,534
CVD Equipment Corp.[a,b]	8,264	79,334
Flow International Corp.[a]	90,022	315,077
Gencor Industries Inc.[a]	11,880	89,575
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Global Power Equipment Group Inc.	31,741	544,358
Hurco Companies Inc.[a]	12,385	284,855
Intevac Inc.[a]	44,475	203,251
Kadant Inc.[a]	21,872	579,827
Key Technology Inc.[a]	11,362	118,619
Manitex International Inc.[a]	22,496	160,621
Tecumseh Products Co. Class Aa,b	34,953	161,483
Twin Disc Inc.	15,867	276,562

		5,006,583
MANUFACTURING — 1.70%
American Railcar Industries Inc.	17,627	559,305
Chase Corp.	12,976	241,354
Core Molding Technologies Inc.[a]	13,349	88,103
Federal Signal Corp.[a]	115,473	878,749
FreightCar America Inc.	22,746	509,965
GP Strategies Corp.[a]	27,767	573,388
Handy & Harman Ltd.[a,b]	11,938	179,906
Lydall Inc.[a]	32,505	466,122
Metabolix Inc.[a,b]	53,437	79,087
MFRI Inc.[a]	9,586	54,353
Myers Industries Inc.	62,008	939,421
Park-Ohio Holdings Corp.[a,b]	16,898	360,096
PMFG Inc.[a,b]	38,876	353,383
Smith & Wesson Holding Corp.[a,b]	120,699	1,018,700
Standex International Corp.	23,503	1,205,469
STR Holdings Inc.[a]	53,762	135,480
Synalloy Corp.	12,696	166,571

		7,809,452

301

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

MEDIA — 1.29%
A.H. Belo Corp. Class A	36,388	$169,204
Beasley Broadcast Group Inc. Class A	13,499	66,010
Cambium Learning Group Inc.[a,b]	33,258	36,916
Courier Corp.	21,111	232,221
Cumulus Media Inc. Class Aa	116,225	310,321
Digital Generation Inc.[a]	51,288	556,988
Dolan Co. (The)[a]	56,930	221,458
E.W. Scripps Co. (The) Class Aa	55,531	600,290
Emmis Communications Corp.[a]	63,563	125,219
Entercom Communications Corp. Class Aa,b	48,323	337,295
Entravision Communications Corp. Class A	102,872	170,767
Fisher Communications Inc.	19,093	515,320
Gray Television Inc.[a,b]	94,205	207,251
Journal Communications Inc. Class Aa	76,805	415,515
Lee Enterprises Inc.[a,b]	88,554	100,952
Lin TV Corp. Class Aa	59,341	446,838
LodgeNet Interactive Corp.[a,b]	36,951	1,921
Martha Stewart Living Omnimedia Inc. Class Aa	54,536	133,613
McClatchy Co. (The) Class Aa,b	111,018	363,029
Media General Inc. Class Aa,b	34,232	147,198
Nexstar Broadcasting Group Inc.[a]	22,632	239,673
Outdoor Channel Holdings Inc.	32,562	247,471
Radio One Inc. Class Da,b	55,552	42,220
Saga Communications Inc. Class A	1,115	51,847
Salem Communications Corp. Class A	23,447	128,021
SuperMedia Inc.[a,b]	21,708	74,241
You On Demand Holdings Inc.[a,b]	12,500	18,125

		5,959,924
METAL FABRICATE & HARDWARE — 0.79%
A.M. Castle & Co.[a]	30,773	454,517
Ampco-Pittsburgh Corp.	15,829	316,263
Dynamic Materials Corp.	24,922	346,416
Eastern Co. (The)	12,936	204,647
Furmanite Corp.[a]	68,338	366,975
L.B. Foster Co. Class A	17,039	740,174
Lawson Products Inc.	9,653	95,565
NN Inc.[a]	32,136	294,366
Northwest Pipe Co.[a]	17,716	422,704
Olympic Steel Inc.	16,985	376,048

		3,617,675
MINING — 1.21%
Charles & Colvard Ltd.[a,b]	40,211	157,627
Comstock Mining Inc.[a,b]	77,936	177,694

Security	Shares	Value

General Moly Inc.[a,b]	125,308	$502,485
Gold Reserve Inc.[a]	100,768	333,542
Golden Minerals Co.[a,b]	60,878	279,430
Golden Star Resources Ltd.[a,b]	479,929	883,069
Horsehead Holding Corp.[a,b]	80,987	826,877
Midway Gold Corp.[a]	241,948	336,308
Mines Management Inc.[a,b]	50,454	51,968
Paramount Gold and Silver Corp.[a,b]	247,170	573,434
Revett Minerals Inc.[a]	52,943	149,299
Solitario Exploration & Royalty Corp.[a,b]	64,974	109,156
United States Antimony Corp.[a,b]	103,152	181,548
United States Lime & Minerals Inc.[a,b]	3,215	151,491
Uranerz Energy Corp.[a,b]	121,125	168,364
Uranium Energy Corp.[a,b]	155,260	397,466
Vista Gold Corp.[a]	112,921	304,887

		5,584,645
OIL & GAS — 1.87%
Abraxas Petroleum Corp.[a,b]	150,816	330,287
Adams Resources & Energy Inc.	4,983	174,754
Arabian American Development Co.[a]	41,320	343,369
Callon Petroleum Co.[a]	74,761	351,377
Crimson Exploration Inc.[a]	41,241	113,000
Double Eagle Petroleum Co.[a]	21,712	85,545
Emerald Oil Inc.[a]	30,596	160,323
Endeavour International Corp.[a,b]	87,198	451,686
Evolution Petroleum Corp.[a,b]	36,404	295,965
FieldPoint Petroleum Corp.[a]	9,299	35,801
FX Energy Inc.[a,b]	101,034	415,250
Gastar Exploration Ltd.[a]	113,913	137,835
GMX Resources Inc.[a,b]	139,066	69,533
Harvest Natural Resources Inc.[a]	76,008	689,393
Houston American Energy Corp.[a,b]	32,761	7,207
Lucas Energy Inc.[a,b]	34,522	50,747
Magellan Petroleum Corp.[a]	100,843	92,977
Miller Energy Resources Inc.[a,b]	60,239	238,547
Panhandle Oil and Gas Inc.	14,170	400,019
Penn Virginia Corp.	103,398	455,985
PetroQuest Energy Inc.[a,b]	104,794	518,730
Recovery Energy Inc.[a,b]	19,766	39,334
Royale Energy Inc.[a,b]	16,244	41,910
Synergy Resources Corp.[a]	75,393	406,368
Triangle Petroleum Corp.[a]	83,198	498,356
U.S. Energy Corp.[a]	46,828	70,242
VAALCO Energy Inc.[a,b]	107,883	933,188

302

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Vantage Drilling Co.[a,b]	351,951	$644,070
Warren Resources Inc.[a]	134,244	377,226
ZaZa Energy Corp.[a,b]	46,047	94,396
Zion Oil & Gas Inc.[a,b]	60,276	106,689

		8,630,109
OIL & GAS SERVICES — 1.10%
Bolt Technology Corp.	19,080	272,272
Cal Dive International Inc.[a,b]	173,500	300,155
Dawson Geophysical Co.[a]	14,858	391,954
Edgen Group Inc.[a]	28,727	202,813
Flotek Industries Inc.[a,b]	91,571	1,117,166
Forbes Energy Services Ltd.[a]	30,917	78,220
Global Geophysical Services Inc.[a]	36,161	139,220
GreenHunter Energy Inc.[a,b]	19,668	31,862
Gulf Island Fabrication Inc.	26,688	641,313
Matrix Service Co.[a]	48,203	554,335
Mitcham Industries Inc.[a,b]	23,848	325,048
Natural Gas Services Group Inc.[a]	23,563	386,904
TGC Industries Inc.	28,432	232,858
Willbros Group Inc.[a]	71,629	383,931

		5,058,051
PACKAGING & CONTAINERS — 0.15%
AEP Industries Inc.[a]	8,020	475,024
UFP Technologies Inc.[a]	11,451	205,202

		680,226
PHARMACEUTICALS — 6.06%
ACADIA Pharmaceuticals Inc.[a]	102,569	476,946
AcelRx Pharmaceuticals Inc.[a,b]	11,621	49,738
Achillion Pharmaceuticals Inc.[a,b]	110,539	886,523
Acura Pharmaceuticals Inc.[a,b]	18,781	41,694
Alimera Sciences Inc.[a,b]	31,483	49,428
Allos Therapeutics Inc. Escrow[a,c]	143,367	1
Amicus Therapeutics Inc.[a,b]	56,381	151,101
Ampio Pharmaceuticals Inc.[a,b]	46,200	165,858
Anacor Pharmaceuticals Inc.[a,b]	28,307	147,196
Anika Therapeutics Inc.[a]	22,298	221,642
Antares Pharma Inc.[a,b]	200,728	764,774
Anthera Pharmaceuticals Inc.[a,b]	93,660	58,069
Array BioPharma Inc.[a]	216,350	804,822
AVANIR Pharmaceuticals Inc. Class Aa,b	252,108	663,044
BioDelivery Sciences International Inc.[a]	51,680	222,741
BioScrip Inc.[a]	81,484	877,583
BioSpecifics Technologies Corp.[a,b]	10,002	149,530
Cadence Pharmaceuticals Inc.[a]	110,275	528,217
Cempra Inc.[a,b]	9,036	57,830
ChemoCentryx Inc.[a,b]	9,960	108,962

Security	Shares	Value

Clovis Oncology Inc.[a,b]	24,861	$397,776
Corcept Therapeutics Inc.[a,b]	94,381	134,965
Cornerstone Therapeutics Inc.[a,b]	18,787	88,863
Cumberland Pharmaceuticals Inc.[a,b]	24,414	102,539
Cyanotech Corp.[a]	10,723	49,648
Cytori Therapeutics Inc.[a,b]	116,692	329,071
Depomed Inc.[a]	104,824	648,861
Derma Sciences Inc.[a]	24,376	270,817
Durata Therapeutics Inc.[a]	16,237	124,051
Dyax Corp.[a,b]	188,659	656,533
Echo Therapeutics Inc.[a,b]	64,696	67,284
Endocyte Inc.[a,b]	55,553	498,866
Furiex Pharmaceuticals Inc.[a,b]	15,038	289,632
Galectin Therapeutics Inc.[a]	27,712	56,810
Heska Corp.	11,569	93,709
Hi-Tech Pharmacal Co. Inc.	19,780	691,904
Hyperion Therapeutics Inc.[a]	5,211	58,780
IGI Laboratories Inc.[a]	24,009	24,969
Infinity Pharmaceuticals Inc.[a,b]	52,683	1,843,905
Keryx Biopharmaceuticals Inc.[a,b]	132,688	347,643
Lannett Co. Inc.[a]	31,200	154,752
MannKind Corp.[a,b]	208,418	481,446
MAP Pharmaceuticals Inc.[a,b]	52,423	823,565
Myrexis Inc[a]	54,787	155,047
Natural Alternatives International Inc.[a]	12,546	61,601
Natural Grocers by Vitamin Cottage Inc.[a,b]	13,430	256,379
Nature’s Sunshine Products Inc.	20,484	296,608
Neurocrine Biosciences Inc.[a,b]	125,136	936,017
Nutraceutical International Corp.	18,939	313,251
Obagi Medical Products Inc.[a]	32,270	438,549
Omega Protein Corp.[a]	37,359	228,637
Orexigen Therapeutics Inc.[a,b]	135,505	714,111
Osiris Therapeutics Inc.[a]	31,319	281,245
Pacira Pharmaceuticals Inc.[a,b]	34,808	608,096
Pain Therapeutics Inc.[a]	70,982	192,361
Pernix Therapeutics Holdings[a,b]	17,267	133,819
PharMerica Corp.[a]	54,368	774,200
POZEN Inc.[a,b]	50,282	251,913
Progenics Pharmaceuticals Inc.[a,b]	77,401	230,655
Raptor Pharmaceutical Corp.[a,b]	96,374	563,788
Regulus Therapeutics Inc.[a,b]	24,123	151,975
Repros Therapeutics Inc.[a,b]	32,691	514,883
Rigel Pharmaceuticals Inc.[a]	158,822	1,032,343
Santarus Inc.[a]	103,224	1,133,400
Savient Pharmaceuticals Inc.[a,b]	131,112	137,668
SciClone Pharmaceuticals Inc.[a,b]	105,236	453,567
SIGA Technologies Inc.[a,b]	66,025	172,986

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Sucampo Pharmaceuticals Inc. Class Aa,b	19,827	$97,152
Supernus Pharmaceuticals Inc.[a]	7,465	53,524
Synergy Pharmaceuticals Inc.[a,b]	79,020	415,645
Synta Pharmaceuticals Corp.[a,b]	73,809	665,757
Synutra International Inc.[a]	31,982	148,077
Targacept Inc.[a]	50,556	221,435
TESARO Inc.[a,b]	8,586	145,533
Theragenics Corp.[a]	73,261	116,485
Threshold Pharmaceuticals Inc.[a,b]	82,250	346,273
Vanda Pharmaceuticals Inc.[a,b]	54,100	200,170
Ventrus Biosciences Inc.[a,b]	23,789	51,384
XenoPort Inc.[a,b]	79,881	620,675
Zogenix Inc.[a]	102,449	136,257

		27,913,554
REAL ESTATE — 0.41%
AV Homes Inc.[a]	18,887	268,573
Consolidated-Tomoka Land Co.	8,927	276,826
HFF Inc. Class A	60,370	899,513
Thomas Properties Group Inc.	62,184	336,416
ZipRealty Inc.[a]	31,969	89,513

		1,870,841
REAL ESTATE INVESTMENT TRUSTS — 5.05%
AG Mortgage Investment Trust Inc.	42,669	1,001,868
Agree Realty Corp.[b]	21,482	575,503
American Realty Capital Properties Inc.[b]	22,593	299,131
AmREIT Inc.	11,969	205,268
Apollo Commercial Real Estate Finance Inc.	43,930	712,984
Apollo Residential Mortgage Inc.	45,066	909,883
Ares Commercial Real Estate Corp.	16,456	270,208
BRT Realty Trust[a]	18,386	119,509
Campus Crest Communities Inc.	73,960	906,750
CapLease Inc.[b]	125,516	699,124
Cedar Realty Trust Inc.[b]	110,526	583,577
Chatham Lodging Trust	29,611	455,417
Colony Financial Inc.	97,623	1,903,648
Dynex Capital Inc.	101,013	953,563
Excel Trust Inc.	83,264	1,054,955
Gladstone Commercial Corp.[b]	23,671	424,894
Gramercy Capital Corp.[a]	79,012	232,295
Gyrodyne Co. of America Inc.	3,821	275,341
Javelin Mortgage Investment Corp.	13,506	257,830
Kite Realty Group Trust	117,607	657,423
MHI Hospitality Corp.	16,794	55,924
Monmouth Real Estate Investment Corp. Class A	75,261	779,704

Security	Shares	Value

MPG Office Trust Inc.[a,b]	104,097	$320,619
New York Mortgage Trust Inc.[b]	91,248	576,687
One Liberty Properties Inc.[b]	21,510	436,438
Parkway Properties Inc.[b]	36,915	516,441
PMC Commercial Trust	28,094	199,467
Preferred Apartment Communities Inc.	11,653	90,777
RAIT Financial Trust	92,312	521,563
Ramco-Gershenson Properties Trust	82,901	1,103,412
Resource Capital Corp.	180,016	1,008,090
STAG Industrial Inc.	58,336	1,048,298
Summit Hotel Properties Inc.	79,940	759,430
Terreno Realty Corp.	30,598	472,433
UMH Properties Inc.	28,619	295,634
Urstadt Biddle Properties Inc. Class A	43,138	848,956
Western Asset Mortgage Capital Corp.	34,050	673,169
Whitestone REIT Class B	30,924	434,482
Winthrop Realty Trust	54,831	605,883

		23,246,578
RETAIL — 4.30%
Adolor Corp. Escrow[a],c	77,501	1
AFC Enterprises Inc.[a]	45,286	1,183,323
ALCO Stores Inc.[a]	698	6,128
America’s Car-Mart Inc.[a,b]	15,084	611,204
Ark Restaurants Corp.	6,998	117,916
Big 5 Sporting Goods Corp.	30,235	396,078
Biglari Holdings Inc.[a]	2,109	822,552
Body Central Corp.[a]	29,783	296,639
Bon-Ton Stores Inc. (The)	24,071	291,741
Books-A-Million Inc.[a,b]	14,627	38,908
Bravo Brio Restaurant Group Inc.[a]	35,843	481,371
Build-A-Bear Workshop Inc.[a,b]	24,271	92,715
Cache Inc.[a]	20,534	49,692
Caribou Coffee Co. Inc.[a]	39,667	642,209
Carrols Restaurant Group Inc.[a,b]	30,876	184,638
Casual Male Retail Group Inc.[a]	77,839	326,924
Christopher & Banks Corp.[a]	67,430	367,493
Chuy’s Holdings Inc.[a]	12,611	281,730
Citi Trends Inc.[a,b]	27,969	384,853
Del Frisco’s Restaurant Group Inc.[a]	10,239	159,626
dELiA*s Inc.[a]	58,997	69,026
Denny’s Corp.[a]	178,690	872,007
Destination Maternity Corp.	25,323	545,964
Einstein Noah Restaurant Group Inc.	11,619	141,868
Famous Dave’s of America Inc.[a]	16,041	147,417
Fiesta Restaurant Group Inc.[a]	30,064	460,580

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Frisch’s Restaurants Inc.	7,092	$131,202
Gaiam Inc. Class Aa	31,031	98,058
Gordmans Stores Inc.[a]	15,759	236,700
Haverty Furniture Companies Inc.	35,532	579,527
Hot Topic Inc.	78,310	755,691
Jamba Inc.[a,b]	139,269	311,963
Kirkland’s Inc.[a]	25,922	274,514
Kona Grill Inc.[a,b]	13,033	112,996
Krispy Kreme Doughnuts Inc.[a]	109,658	1,028,592
Luby’s Inc.[a,b]	38,120	255,023
MarineMax Inc.[a]	38,778	346,675
Nathan’s Famous Inc.[a]	6,161	207,626
New York & Co. Inc.[a,b]	48,163	183,501
Orchard Supply Hardware Stores Corp. Class Aa	1,697	12,575
Pacific Sunwear of California Inc.[a,b]	59,479	94,572
Pantry Inc. (The)[a]	45,884	556,573
PC Connection Inc.	16,668	191,682
PC Mall Inc.[a,b]	21,118	131,143
Perfumania Holdings Inc.[a]	10,452	51,424
PetMed Express Inc.	38,691	429,470
Red Robin Gourmet Burgers Inc.[a,b]	27,048	954,524
Roundy’s Inc.[b]	37,944	168,851
Ruth’s Hospitality Group Inc.[a]	65,595	476,876
Shoe Carnival Inc.	26,547	543,948
Stein Mart Inc.	50,040	377,302
Steinway Musical Instruments Inc.[a]	13,157	278,271
Tilly’s Inc. Class Aa,b	17,447	235,360
Trans World Entertainment Corp.	18,920	65,842
Tuesday Morning Corp.[a]	77,129	482,056
West Marine Inc.[a]	29,250	314,438
Wet Seal Inc. Class Aa	169,172	466,915
Winmark Corp.	4,576	260,832
Zale Corp.[a]	48,184	198,036

		19,785,361
SAVINGS & LOANS — 3.86%
Bank Mutual Corp.	94,347	405,692
BankFinancial Corp.	45,815	339,947
BBX Capital Corp.[a]	12,323	82,564
Berkshire Hills Bancorp Inc.	47,822	1,141,033
BofI Holding Inc.[a]	22,236	619,717
BSB Bancorp Inc.[a]	21,268	260,108
Cape Bancorp Inc.	29,807	259,023
CFS Bancorp Inc.	28,245	176,249
Charter Financial Corp.	19,097	202,428
Chicopee Bancorp Inc.[a,b]	20,255	321,852
Clifton Savings Bancorp Inc.	23,094	260,269

Security	Shares	Value

ESB Financial Corp.	25,354	$351,660
ESSA Bancorp Inc.	28,800	313,632
First Defiance Financial Corp.	21,569	413,909
First Federal Bancshares of Arkansas Inc.[a,b]	7,608	74,178
First Financial Holdings Inc.	33,954	444,118
First Financial Northwest Inc.[a]	37,639	284,175
First PacTrust Bancorp Inc.	25,294	310,357
Flushing Financial Corp.	60,014	920,615
Fox Chase Bancorp Inc.	29,112	484,715
Hampden Bancorp Inc.[b]	18,120	271,981
Heritage Financial Group Inc.	24,904	343,426
Home Bancorp Inc.[a,b]	19,952	364,124
Home Federal Bancorp Inc.	33,162	412,204
HomeStreet Inc.[a,b]	15,929	406,986
HomeTrust Bancshares Inc.[a]	42,111	568,920
HopFed Bancorp Inc.	15,219	134,079
Laporte Bancorp Inc.	2,912	25,131
Meridian Interstate Bancorp Inc.[a]	21,275	356,995
NASB Financial Inc.[a]	8,921	190,642
OceanFirst Financial Corp.	32,258	443,548
Pacific Premier Bancorp Inc.[a]	25,430	260,403
Peoples Federal Bancshares Inc.	19,824	344,739
Provident Financial Holdings Inc.	21,734	380,345
Provident New York Bancorp	79,869	743,580
Pulaski Financial Corp.	24,353	217,959
PVF Capital Corp.[a]	49,647	108,727
Rockville Financial Inc.	58,145	750,071
Roma Financial Corp.	18,303	276,741
SI Financial Group Inc.	27,168	312,432
Simplicity Bancorp Inc.	25,774	385,321
Territorial Bancorp Inc.	27,953	638,726
United Community Financial Corp.[a]	64,178	185,474
United Financial Bancorp Inc.	49,844	783,548
Waterstone Financial Inc.[a,b]	18,786	146,531
Westfield Financial Inc.	60,882	440,177
WSFS Financial Corp.	15,133	639,369

		17,798,420
SEMICONDUCTORS — 2.76%
Alpha & Omega Semiconductor Ltd.[a]	32,687	274,571
Ambarella Inc.[a]	11,245	125,382
Amtech Systems Inc.[a]	18,825	60,617
ANADIGICS Inc.[a]	129,318	325,881
Axcelis Technologies Inc.[a]	202,354	281,272
AXT Inc.[a]	58,529	164,467
Cascade Microtech Inc.[a]	19,714	110,398
Cohu Inc.	45,732	495,735

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

DSP Group Inc.[a]	44,038	$253,659
eMagin Corp.	36,687	130,973
Emcore Corp.[a,b]	47,126	202,642
Exar Corp.[a]	70,392	626,489
FormFactor Inc.[a]	90,838	414,221
GigOptix Inc.[a]	36,024	69,166
GSI Technology Inc.[a]	38,626	242,185
Inphi Corp.[a]	43,026	412,189
Integrated Silicon Solution Inc.[a]	50,261	452,349
Intermolecular Inc.[a,b]	25,784	229,478
inTEST Corp.	19,779	55,381
IXYS Corp.	45,043	411,693
Kopin Corp.[a]	122,470	407,825
Mattson Technology Inc.[a]	108,726	91,330
MaxLinear Inc. Class Aa	42,203	211,859
Mindspeed Technologies Inc.[a,b]	67,303	314,978
MIPS Technologies Inc.[a]	88,328	690,725
MoSys Inc.[a,b]	64,439	224,248
Nanometrics Inc.[a]	44,263	638,273
Pericom Semiconductor Corp.[a]	44,248	355,311
Photronics Inc.[a]	112,515	670,589
Pixelworks Inc.[a]	29,959	67,108
PLX Technology Inc.[a]	88,865	322,580
QuickLogic Corp.[a,b]	86,483	187,668
Richardson Electronics Ltd.	27,885	315,658
Rubicon Technology Inc.[a,b]	31,818	194,408
Rudolph Technologies Inc.[a]	60,405	812,447
Sigma Designs Inc.[a,b]	61,733	317,925
Silicon Image Inc.[a,b]	155,118	769,385
Supertex Inc.	19,304	338,785
Transwitch Corp.[a]	43,556	26,569
Ultra Clean Holdings Inc.[a]	52,026	255,448
Vitesse Semiconductor Corp.[a,b]	60,797	135,577

		12,687,444
SOFTWARE — 2.86%
Accelrys Inc.[a]	103,633	937,879
Actuate Corp.[a]	91,249	510,994
American Software Inc. Class A	45,429	352,529
Audience Inc.[a]	11,755	122,134
Avid Technology Inc.[a]	56,013	424,579
Callidus Software Inc.[a]	66,060	299,912
Concurrent Computer Corp.	20,406	116,110
Cover-All Technologies Inc.[a]	23,815	28,578
Datawatch Corp.[a]	9,908	136,830
Digi International Inc.[a]	48,527	459,551
DynaVox Inc.[a]	25,566	9,459
E2open Inc.[a]	9,933	140,651

Security	Shares	Value

Eloqua Inc.[a]	17,395	$410,348
Envestnet Inc.[a]	38,937	543,171
ePocrates Inc.[a,b]	34,957	308,321
Evolving Systems Inc.	21,446	127,818
Exa Corp.[a,b]	12,782	124,369
FalconStor Software Inc.[a]	61,267	142,752
Geeknet Inc.[a]	8,953	144,143
Glu Mobile Inc.[a,b]	100,244	229,559
Greenway Medical Technologies Inc.[a,b]	15,060	231,322
GSE Systems Inc.[a]	33,319	71,969
Guidance Software Inc.[a,b]	27,845	330,520
inContact Inc.[a,b]	68,983	357,332
Innodata Inc.[a]	43,851	165,757
Majesco Entertainment Co.[a,b]	78,653	82,586
Market Leader Inc.[a,b]	45,018	294,868
Monotype Imaging Holdings Inc.[b]	67,101	1,072,274
Official Payments Holdings Inc.[a,b]	31,047	175,105
Omnicell Inc.[a]	61,732	917,955
Park City Group Inc.[a]	13,809	41,427
PDF Solutions Inc.[a,b]	45,995	633,811
Pervasive Software Inc.[a]	26,287	234,217
Proofpoint Inc.[a]	11,980	147,474
PROS Holdings Inc.[a]	40,331	737,654
QAD Inc. Class A	13,862	199,613
Rosetta Stone Inc.[a]	19,913	245,726
Sapiens International Corp.[a]	26,928	107,712
Schawk Inc.	22,312	293,626
SciQuest Inc.[a,b]	33,827	536,496
SeaChange International Inc.[a]	53,757	519,830
Simulations Plus Inc.	17,202	75,517
Smith Micro Software Inc.[a,b]	61,412	92,732
SoundBite Communications Inc.	15,312	43,792

		13,179,002
TELECOMMUNICATIONS — 3.46%
8x8 Inc.[a]	131,814	974,105
Alaska Communications Systems Group Inc.	86,665	168,130
Alliance Fiber Optic Products Inc.	12,782	153,640
Anaren Inc.[a]	26,190	509,396
Aviat Networks Inc.[a]	114,508	376,731
Aware Inc.	25,895	141,905
CalAmp Corp.[a,b]	54,961	457,276
Cbeyond Inc.[a]	49,494	447,426
Clearfield Inc.[a]	23,425	105,178
ClearOne Inc.[a]	13,521	54,625
Communications Systems Inc.	14,931	155,282
Consolidated Communications Holdings Inc.	73,327	1,167,366
Crossroads Systems Inc.[a]	22,762	65,327
Extreme Networks Inc.[a,b]	174,152	633,913

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Fairpoint Communications Inc.[a,b]	38,409	$304,967
General Communication Inc. Class Aa	67,796	650,164
Globecomm Systems Inc.[a,b]	42,595	481,324
Glowpoint Inc.[a,b]	48,032	95,584
Hawaiian Telcom Holdco Inc.[a,b]	19,566	381,537
Hickory Tech Corp.	28,333	275,680
I.D. Systems Inc.[a]	18,933	110,190
IDT Corp. Class B	28,243	269,438
KVH Industries Inc.[a,b]	27,531	384,883
Lantronix Inc.[a]	20,656	40,692
Lumos Networks Corp.	28,492	285,490
Multiband Corp.[a,b]	41,859	69,067
Neonode Inc.[a,b]	43,391	210,880
NeoPhotonics Corp.[a]	39,749	228,159
Novatel Wireless Inc.[a]	61,772	82,774
Numerex Corp. Class Aa	20,502	269,396
Oclaro Inc.[a,b]	132,911	208,670
Oplink Communications Inc.[a]	35,121	547,185
ORBCOMM Inc.[a,b]	70,758	277,371
ParkerVision Inc.[a,b]	144,561	293,459
Preformed Line Products Co.	4,359	259,012
Primus Telecommunications Group Inc.	23,764	258,315
Procera Networks Inc.[a,b]	36,335	674,014
RigNet Inc.[a]	24,410	498,696
Shenandoah Telecommunications Co.	44,297	678,187
ShoreTel Inc.[a]	87,666	371,704
Symmetricom Inc.[a]	80,837	466,430
TeleNav Inc.[a]	31,521	251,538
Telular Corp.	33,127	313,713
TESSCO Technologies Inc.	10,708	237,075
UniTek Global Services Inc.[a,b]	30,385	109,994
USA Mobility Inc.	44,901	524,444
Vringo Inc.[a,b]	33,804	97,017
Warwick Valley Telephone Co.	14,865	153,853
Westell Technologies Inc. Class Aa,b	92,795	171,671

		15,942,873
TEXTILES — 0.09%
Crown Crafts Inc.	18,239	91,195
Culp Inc.	17,534	263,185
Dixie Group Inc.[a]	22,471	74,379

		428,759
TRANSPORTATION — 1.93%
Air Transport Services Group Inc.[a]	98,970	396,870
Arkansas Best Corp.	47,533	453,940
Baltic Trading Ltd.	37,565	111,944
CAI International Inc.[a]	27,023	593,155

Security	Shares	Value

Celadon Group Inc.	37,116	$670,686
Covenant Transportation Group Class Aa	18,220	100,757
Eagle Bulk Shipping Inc.[a,b]	30,009	45,014
Echo Global Logistics Inc.[a,b]	28,658	514,984
Excel Maritime Carriers Ltd.[a,b]	80,641	35,079
Genco Shipping & Trading Ltd.[a,b]	57,096	199,265
International Shipholding Corp.	13,283	218,904
Knightsbridge Tankers Ltd.	45,757	240,224
P.A.M. Transportation Services Inc.	10,293	105,297
Pacer International Inc.[a]	67,606	263,663
Patriot Transportation Holding Inc.[a,b]	11,633	330,726
PHI Inc.[a]	24,368	816,084
Quality Distribution Inc.[a,b]	40,726	244,356
Rand Logistics Inc.[a]	36,843	239,480
Roadrunner Transportation Systems Inc.[a]	27,766	503,675
Saia Inc.[a]	31,030	717,414
Scorpio Tankers Inc.[a]	104,995	746,514
Teekay Tankers Ltd. Class Ab	117,900	341,910
Ultrapetrol (Bahamas) Ltd.[a]	46,741	77,123
Universal Truckload Services Inc.	10,645	194,271
USA Truck Inc.[a]	19,206	65,877
XPO Logistics Inc.[a,b]	33,380	580,144
YRC Worldwide Inc.[a,b]	14,052	94,851

		8,902,207
TRUCKING & LEASING — 0.19%
Greenbrier Companies Inc. (The)[a]	42,031	679,641
Willis Lease Finance Corp.[a]	12,576	179,963

		859,604
VENTURE CAPITAL — 0.45%
Fidus Investment Corp.	24,008	394,932
GSV Capital Corp.[a,b]	35,291	297,503
Harris & Harris Group Inc.[a]	61,121	201,699
Hercules Technology Growth Capital Inc.	97,493	1,085,097
Keating Capital Inc.[b]	18,294	112,874

		2,092,105
WATER — 0.65%
Artesian Resources Corp. Class A	15,793	354,237
Connecticut Water Service Inc.	21,893	651,974
Consolidated Water Co. Ltd.	29,381	217,419
Middlesex Water Co.	31,174	609,763
SJW Corp.	25,412	675,959
York Water Co. (The)	28,191	495,316

		3,004,668

Total COMMON STOCKS
(Cost: $516,952,424)		459,548,431

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 0.06%

CLOSED-END FUNDS — 0.06%
Firsthand Technology Value Fund Inc.[a]	16,172	$282,039

		282,039

TOTAL INVESTMENT COMPANIES
(Cost: $307,376)		282,039

SHORT-TERM INVESTMENTS — 16.43%

MONEY MARKET FUNDS — 16.43%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[d,e,f]	70,421,838	70,421,838
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[d,e,f]	5,020,149	5,020,149
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[d,e]	227,236	227,236

		75,669,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,669,223)		75,669,223

TOTAL INVESTMENTS IN SECURITIES — 116.26%
(Cost: $592,929,023)		535,499,693
Other Assets, Less Liabilities — (16.26)%		(74,900,499)

NET ASSETS — 100.00%		$460,599,194

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

308

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.79%

ADVERTISING — 0.50%
Clear Channel Outdoor Holdings Inc. Class Aa	62,758	$440,561
Interpublic Group of Companies Inc. (The)	665,958	7,338,857
Lamar Advertising Co. Class Aa	116,188	4,502,285
Omnicom Group Inc.	409,222	20,444,731

		32,726,434
AEROSPACE & DEFENSE — 0.86%
Alliant Techsystems Inc.	50,240	3,112,870
B/E Aerospace Inc.[a]	147,538	7,288,377
Exelis Inc.	281,958	3,177,667
L-3 Communications Holdings Inc.	146,709	11,240,844
Rockwell Collins Inc.	218,336	12,700,605
Spirit AeroSystems Holdings Inc. Class Aa	179,909	3,053,056
TransDigm Group Inc.	77,122	10,516,356
Triumph Group Inc.	74,888	4,890,186

		55,979,961
AGRICULTURE — 0.59%
Bunge Ltd.	220,115	16,000,159
Lorillard Inc.	195,917	22,857,637

		38,857,796
AIRLINES — 0.67%
Copa Holdings SA Class A	49,693	4,941,969
Delta Air Lines Inc.[a]	1,274,774	15,131,568
Southwest Airlines Co.	1,156,793	11,845,560
United Continental Holdings Inc.[a,b]	499,948	11,688,784

		43,607,881
APPAREL — 0.88%
Carter’s Inc.[a]	72,765	4,049,372
Deckers Outdoor Corp.[a,b]	54,584	2,198,098
Hanesbrands Inc.[a,b]	147,841	5,295,665
Michael Kors Holdings Ltd.[a]	127,863	6,524,849
Ralph Lauren Corp.	92,444	13,859,204
Under Armour Inc. Class Aa,b	117,550	5,704,701
VF Corp.	131,569	19,862,972

		57,494,861
AUTO MANUFACTURERS — 0.53%
Navistar International Corp.[a]	106,695	2,322,750
Oshkosh Corp.[a]	139,315	4,130,690
PACCAR Inc.	537,659	24,307,563
Tesla Motors Inc.[a,b]	106,407	3,604,005

		34,365,008

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 0.97%
Allison Transmission Holdings Inc.[b]	41,571	$848,880
BorgWarner Inc.[a,b]	173,023	12,391,907
Delphi Automotive PLC[a,b]	494,248	18,904,986
Goodyear Tire & Rubber Co. (The)[a]	370,188	5,112,296
Lear Corp.	150,511	7,049,935
TRW Automotive Holdings Corp.[a,b]	151,897	8,143,198
Visteon Corp.[a]	79,314	4,268,680
WABCO Holdings Inc.[a]	97,278	6,341,553

		63,061,435
BANKS — 3.10%
Associated Banc-Corp	265,302	3,480,762
Bank of Hawaii Corp.b	67,840	2,988,352
BOK Financial Corp.	39,080	2,128,297
CapitalSource Inc.	329,964	2,501,127
CIT Group Inc.[a]	302,613	11,692,966
City National Corp.	71,186	3,525,131
Comerica Inc.	296,887	9,007,552
Commerce Bancshares Inc.	119,662	4,195,350
Cullen/Frost Bankers Inc.	80,463	4,366,727
East West Bancorp Inc.	219,022	4,706,783
Fifth Third Bancorp	1,381,040	20,977,998
First Citizens BancShares Inc. Class A	7,625	1,246,687
First Horizon National Corp.	382,566	3,791,229
First Republic Bank	153,215	5,022,388
Fulton Financial Corp.	303,112	2,912,906
Huntington Bancshares Inc.	1,293,402	8,264,839
KeyCorp	1,430,487	12,044,701
M&T Bank Corp.	189,968	18,706,149
Northern Trust Corp.	325,112	16,307,618
Popular Inc.[a]	153,314	3,187,398
Regions Financial Corp.	2,126,909	15,143,592
Signature Bank[a,b]	72,983	5,206,607
SunTrust Banks Inc.	807,830	22,901,980
SVB Financial Group[a]	66,521	3,723,180
Synovus Financial Corp.	1,108,640	2,716,168
TCF Financial Corp.	244,969	2,976,373
Valley National Bancorp[b]	297,522	2,766,955
Zions Bancorp	278,342	5,956,519

		202,446,334
BEVERAGES — 1.43%
Beam Inc.	236,215	14,430,374
Brown-Forman Corp. Class B NVS	225,840	14,284,380

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Coca-Cola Enterprises Inc.	450,269	$14,287,035
Constellation Brands Inc. Class Aa	222,968	7,890,838
Dr Pepper Snapple Group Inc.	317,449	14,024,897
Green Mountain Coffee Roasters Inc.[a,b]	206,081	8,523,510
Molson Coors Brewing Co. Class B NVS	191,792	8,206,780
Monster Beverage Corp.[a]	217,446	11,498,544

		93,146,358
BIOTECHNOLOGY — 1.60%
Alexion Pharmaceuticals Inc.[a]	289,403	27,148,895
ARIAD Pharmaceuticals Inc.[a]	248,836	4,772,674
Bio-Rad Laboratories Inc. Class Aa	30,540	3,208,227
Charles River Laboratories International Inc.[a]	74,251	2,782,185
Illumina Inc.[a,b]	184,795	10,272,754
Incyte Corp.[a,b]	144,930	2,407,287
Life Technologies Corp.[a]	268,022	13,154,520
Myriad Genetics Inc.[a]	129,163	3,519,692
Regeneron Pharmaceuticals Inc.[a]	115,940	19,833,856
United Therapeutics Corp.[a,b]	73,578	3,930,537
Vertex Pharmaceuticals Inc.[a]	318,214	13,345,895

		104,376,522
BUILDING MATERIALS — 0.54%
Armstrong World Industries Inc.	31,864	1,616,461
Fortune Brands Home & Security Inc.[a]	240,509	7,027,673
Lennox International Inc.	77,567	4,073,819
Martin Marietta Materials Inc.	69,061	6,511,071
Masco Corp.	534,813	8,909,984
Owens Corning[a]	183,730	6,796,173

		34,935,181
CHEMICALS — 3.16%
Airgas Inc.	103,687	9,465,586
Albemarle Corp.	133,455	8,290,225
Ashland Inc.	117,509	9,448,899
Cabot Corp.	96,048	3,821,750
Celanese Corp. Series A	236,078	10,512,553
CF Industries Holdings Inc.	98,526	20,016,542
Cytec Industries Inc.	69,456	4,780,656
Eastman Chemical Co.	229,189	15,596,311
FMC Corp.	205,813	12,044,177
Huntsman Corp.	289,482	4,602,764
International Flavors & Fragrances Inc.	122,035	8,120,209
Intrepid Potash Inc.	79,520	1,692,981
Kronos Worldwide Inc.[b]	28,527	556,277
NewMarket Corp.	13,200	3,461,040
PPG Industries Inc.	229,346	31,041,981

Security	Shares	Value

Rockwood Holdings Inc.	104,040	$5,145,818
RPM International Inc.	198,648	5,832,305
Sherwin-Williams Co. (The)	130,373	20,053,975
Sigma-Aldrich Corp.	181,439	13,350,282
Valspar Corp. (The)	140,227	8,750,165
W.R. Grace & Co.[a]	112,661	7,574,199
Westlake Chemical Corp.	30,506	2,419,126

		206,577,821
COAL — 0.44%
Alpha Natural Resources Inc.[a,b]	328,230	3,196,960
CONSOL Energy Inc.	343,034	11,011,392
Peabody Energy Corp.	410,825	10,932,053
Walter Energy Inc.	95,314	3,419,866

		28,560,271
COMMERCIAL SERVICES — 3.06%
Aaron’s Inc.	116,144	3,284,552
Alliance Data Systems Corp.[a,b]	75,847	10,979,612
Apollo Group Inc. Class Aa,b	143,996	3,012,396
Booz Allen Hamilton Holding Corp.	35,897	499,686
CoreLogic Inc.[a]	146,576	3,945,826
Corrections Corp. of America	151,543	5,375,230
DeVry Inc.	97,637	2,316,926
Equifax Inc.	181,829	9,840,585
FleetCor Technologies Inc.[a]	73,707	3,954,381
Gartner Inc.[a]	140,574	6,469,215
Genpact Ltd.	191,031	2,960,981
Global Payments Inc.	118,826	5,382,818
H&R Block Inc.	414,860	7,703,950
Hertz Global Holdings Inc.[a,b]	373,070	6,069,849
Iron Mountain Inc.	251,113	7,797,059
ITT Educational Services Inc.[a,b]	36,013	623,385
KAR Auction Services Inc.	44,507	900,822
Lender Processing Services Inc.	124,650	3,068,883
Manpower Inc.	121,572	5,159,516
Moody’s Corp.	294,425	14,815,466
Morningstar Inc.	36,457	2,290,593
Paychex Inc.	488,525	15,212,668
Quanta Services Inc.[a]	314,290	8,576,974
R.R. Donnelley & Sons Co.[b]	268,678	2,418,102
Robert Half International Inc.	215,690	6,863,256
Rollins Inc.	96,932	2,136,381
SAIC Inc.	429,603	4,863,106
SEI Investments Co.	208,194	4,859,248
Service Corp. International	329,649	4,552,453

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Total System Services Inc.	244,540	$5,238,047
Towers Watson & Co. Class A	91,025	5,116,515
United Rentals Inc.[a,b]	140,803	6,409,353
Vantiv Inc. Class Aa	60,667	1,238,820
Verisk Analytics Inc. Class Aa	219,990	11,219,490
Weight Watchers International Inc.[b]	40,558	2,123,617
Western Union Co.	923,051	12,562,724

		199,842,485
COMPUTERS — 2.09%
Brocade Communications Systems Inc.[a]	698,803	3,724,620
Cadence Design Systems Inc.[a,b]	412,385	5,571,321
Computer Sciences Corp.	234,297	9,383,595
Diebold Inc.	93,783	2,870,698
DST Systems Inc.	49,719	3,012,971
Fortinet Inc.[a]	195,993	4,129,572
Fusion-io Inc.[a,b]	102,728	2,355,553
IHS Inc. Class Aa	75,974	7,293,504
Jack Henry & Associates Inc.	131,106	5,147,221
Lexmark International Inc. Class A	100,831	2,338,271
MICROS Systems Inc.[a,b]	121,170	5,142,455
NCR Corp.[a]	239,777	6,109,518
NetApp Inc.[a]	546,747	18,343,362
Riverbed Technology Inc.[a]	243,973	4,811,148
SanDisk Corp.[a]	365,412	15,917,347
Stratasys Ltd.[a]	44,713	3,583,747
Synopsys Inc.[a]	219,465	6,987,766
Teradata Corp.[a]	253,209	15,671,105
Western Digital Corp.	332,686	14,135,828

		136,529,602
COSMETICS & PERSONAL CARE — 0.14%
Avon Products Inc.	652,163	9,365,061

		9,365,061
DISTRIBUTION & WHOLESALE — 1.30%
Arrow Electronics Inc.[a]	161,516	6,150,529
Fastenal Co.	444,410	20,749,503
Fossil Inc.[a]	82,592	7,689,315
Genuine Parts Co.	234,809	14,929,156
Ingram Micro Inc. Class Aa	230,656	3,902,700
LKQ Corp.[a]	441,235	9,310,059
W.W. Grainger Inc.	87,695	17,746,837
WESCO International Inc.[a,b]	66,266	4,468,316

		84,946,415
DIVERSIFIED FINANCIAL SERVICES — 2.59%
Affiliated Managers Group Inc.[a,b]	77,553	10,093,523
Air Lease Corp.[a]	102,664	2,207,276

Security	Shares	Value

Ameriprise Financial Inc.	311,313	$19,497,533
CBOE Holdings Inc.	131,617	3,877,437
E*TRADE Financial Corp.[a]	430,830	3,855,928
Eaton Vance Corp. NVS	174,248	5,549,799
Federated Investors Inc. Class Bb	138,660	2,805,092
Interactive Brokers Group Inc. Class A	60,903	833,153
IntercontinentalExchange Inc.[a]	109,738	13,586,662
Invesco Ltd.	676,019	17,637,336
Janus Capital Group Inc.	283,047	2,411,560
Jefferies Group Inc.	215,556	4,002,875
Lazard Ltd. Class A	171,648	5,121,976
Legg Mason Inc.	201,305	5,177,565
LPL Financial Holdings Inc.	76,379	2,150,833
NASDAQ OMX Group Inc. (The)	177,007	4,426,945
NYSE Euronext Inc.	381,973	12,047,428
Raymond James Financial Inc.	169,888	6,545,785
SLM Corp.	699,563	11,983,514
T. Rowe Price Group Inc.	384,443	25,038,772
TD Ameritrade Holding Corp.	351,027	5,900,764
Waddell & Reed Financial Inc. Class A	130,591	4,547,179

		169,298,935
ELECTRIC — 4.15%
AES Corp. (The)	966,827	10,345,049
Alliant Energy Corp.	165,962	7,287,391
Ameren Corp.	365,334	11,223,060
Calpine Corp.[a,b]	606,640	10,998,383
CMS Energy Corp.	391,978	9,556,424
DTE Energy Co.	256,341	15,393,277
Edison International	489,064	22,100,802
Entergy Corp.	265,913	16,951,954
Great Plains Energy Inc.	205,732	4,178,417
Hawaiian Electric Industries Inc.	146,995	3,695,454
Integrys Energy Group Inc.	117,758	6,149,323
ITC Holdings Corp.	77,514	5,961,602
MDU Resources Group Inc.	284,411	6,040,890
National Fuel Gas Co.	109,496	5,550,352
Northeast Utilities	470,723	18,395,855
NRG Energy Inc.	484,929	11,148,518
NV Energy Inc.	355,446	6,447,790
OGE Energy Corp.	147,480	8,304,599
Pepco Holdings Inc.[b]	343,548	6,736,976
Pinnacle West Capital Corp.	165,369	8,430,512
PPL Corp.	874,135	25,026,485
SCANA Corp.	177,093	8,082,525
TECO Energy Inc.	325,303	5,452,078
Westar Energy Inc.	187,847	5,376,181

311

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Wisconsin Energy Corp.	345,250	$12,722,463
Xcel Energy Inc.	730,919	19,522,846

		271,079,206
ELECTRICAL COMPONENTS & EQUIPMENT — 0.59%
AMETEK Inc.	362,895	13,633,965
Energizer Holdings Inc.	94,096	7,525,798
General Cable Corp.[a,b]	74,284	2,258,976
GrafTech International Ltd.[a,b]	177,094	1,662,913
Hubbell Inc. Class B	89,046	7,535,963
Molex Inc.	207,103	5,660,125

		38,277,740
ELECTRONICS — 1.75%
Agilent Technologies Inc.	521,804	21,362,656
Amphenol Corp. Class A	242,939	15,718,153
Avnet Inc.[a]	209,026	6,398,286
AVX Corp.	73,320	790,390
FLIR Systems Inc.	233,438	5,208,002
Garmin Ltd.[b]	164,206	6,702,889
Gentex Corp.	219,569	4,132,289
Itron Inc.[a]	60,524	2,696,344
Jabil Circuit Inc.	279,326	5,388,198
Mettler-Toledo International Inc.[a]	47,105	9,105,396
National Instruments Corp.	140,436	3,624,653
PerkinElmer Inc.	172,470	5,474,198
Tech Data Corp.[a]	56,639	2,578,774
Trimble Navigation Ltd.[a]	187,253	11,193,984
Vishay Intertechnology Inc.[a,b]	198,158	2,106,419
Waters Corp.[a]	133,939	11,668,766

		114,149,397
ENGINEERING & CONSTRUCTION — 0.83%
AECOM Technology Corp.[a]	170,774	4,064,421
Chicago Bridge & Iron Co. NV	146,300	6,781,005
Engility Holdings Inc.[a]	24,310	468,211
Fluor Corp.	253,834	14,910,209
Jacobs Engineering Group Inc.[a]	194,495	8,279,652
KBR Inc.	223,685	6,692,655
McDermott International Inc.[a]	348,651	3,842,134
Shaw Group Inc. (The)[a]	99,713	4,647,623
URS Corp.	115,073	4,517,766

		54,203,676
ENTERTAINMENT — 0.42%
Bally Technologies Inc.[a]	61,532	2,751,096
Cinemark Holdings Inc.	172,662	4,485,759
Dolby Laboratories Inc. Class Ab	75,143	2,203,944

Security	Shares	Value

DreamWorks Animation SKG Inc. Class Aa,b	101,320	$1,678,872
International Game Technology	401,706	5,692,174
Madison Square Garden Inc. Class Aa	92,300	4,093,505
Penn National Gaming Inc.[a,b]	99,807	4,901,522
Regal Entertainment Group Class A	124,467	1,736,315

		27,543,187
ENVIRONMENTAL CONTROL — 0.60%
Clean Harbors Inc.[a]	80,209	4,412,297
Covanta Holding Corp.	162,255	2,988,737
Republic Services Inc.	455,094	13,347,907
Stericycle Inc.[a]	128,187	11,956,002
Waste Connections Inc.	186,146	6,289,873

		38,994,816
FOOD — 3.09%
Campbell Soup Co.	263,781	9,203,319
ConAgra Foods Inc.	625,976	18,466,292
Dean Foods Co.[a,b]	279,698	4,617,814
Flowers Foods Inc.	170,574	3,969,257
Fresh Market Inc. (The)[a]	41,724	2,006,507
H.J. Heinz Co.	481,915	27,796,857
Hershey Co. (The)	226,089	16,328,148
Hillshire Brands Co.	179,094	5,039,705
Hormel Foods Corp.	202,857	6,331,167
Ingredion Inc.	115,323	7,430,261
J.M. Smucker Co. (The)	168,132	14,499,704
Kroger Co. (The)	791,940	20,606,279
McCormick & Co. Inc. NVS	199,014	12,643,359
Ralcorp Holdings Inc.[a]	83,437	7,480,127
Safeway Inc.[b]	362,775	6,562,600
Smithfield Foods Inc.[a]	212,469	4,582,956
Tyson Foods Inc. Class A	437,476	8,487,034
WhiteWave Foods Co. Class Aa	32,924	511,639
Whole Foods Market Inc.	276,648	25,266,262

		201,829,287
FOREST PRODUCTS & PAPER — 0.60%
Domtar Corp.	54,911	4,586,167
International Paper Co.	658,996	26,254,400
MeadWestvaco Corp.	261,441	8,332,125

		39,172,692
GAS — 1.16%
AGL Resources Inc.	176,444	7,052,467
Atmos Energy Corp.	136,300	4,786,856
CenterPoint Energy Inc.	640,439	12,328,451
NiSource Inc.	464,236	11,554,834
Questar Corp.	268,980	5,315,045

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Sempra Energy	363,164	$25,762,854
UGI Corp.	169,738	5,552,130
Vectren Corp.	124,904	3,672,177

		76,024,814
HAND & MACHINE TOOLS — 0.63%
Kennametal Inc.	121,387	4,855,480
Lincoln Electric Holdings Inc.	126,647	6,165,176
Regal Beloit Corp.	62,538	4,407,053
Snap-on Inc.	87,615	6,920,709
Stanley Black & Decker Inc.	256,511	18,974,118

		41,322,536
HEALTH CARE — PRODUCTS — 2.70%
Alere Inc.[a,b]	121,707	2,251,580
Boston Scientific Corp.[a]	2,153,848	12,341,549
Bruker Corp.[a]	142,161	2,170,798
C.R. Bard Inc.	125,866	12,302,143
CareFusion Corp.[a]	334,971	9,573,471
Cooper Companies Inc. (The)	71,525	6,614,632
Edwards Lifesciences Corp.[a,b]	172,573	15,560,907
Henry Schein Inc.[a,b]	135,372	10,892,031
Hill-Rom Holdings Inc.	92,469	2,635,366
Hologic Inc.[a]	397,736	7,966,652
Hospira Inc.[a]	246,982	7,715,718
IDEXX Laboratories Inc.[a,b]	82,748	7,679,014
QIAGEN NVa,b	354,967	6,442,651
ResMed Inc.	214,829	8,930,442
Sirona Dental Systems Inc.[a]	84,346	5,436,943
St. Jude Medical Inc.	471,041	17,023,422
TECHNE Corp.	56,093	3,833,396
Teleflex Inc.	61,386	4,377,436
Thoratec Corp.[a]	88,639	3,325,735
Varian Medical Systems Inc.[a,b]	168,020	11,801,725
Zimmer Holdings Inc.	265,366	17,689,298

		176,564,909
HEALTH CARE — SERVICES — 2.12%
Brookdale Senior Living Inc.[a]	147,306	3,729,788
Cigna Corp.	434,655	23,236,656
Community Health Systems Inc.	137,637	4,230,961
Covance Inc.[a,b]	83,893	4,846,499
Coventry Health Care Inc.	201,560	9,035,935
DaVita HealthCare Partners Inc.[a]	141,796	15,672,712
HCA Holdings Inc.	249,000	7,512,330
Health Management Associates Inc. Class Aa	387,729	3,613,634
Health Net Inc.[a]	124,123	3,016,189
Humana Inc.	245,710	16,863,077

Security	Shares	Value

Laboratory Corp. of America Holdings[a]	145,283	$12,584,413
LifePoint Hospitals Inc.[a]	73,684	2,781,571
MEDNAX Inc.[a,b]	73,360	5,833,587
Quest Diagnostics Inc.	237,799	13,856,548
Tenet Healthcare Corp.[a]	156,033	5,066,392
Universal Health Services Inc. Class B	135,300	6,541,755

		138,422,047
HOLDING COMPANIES — DIVERSIFIED — 0.30%
American Capital Ltd.[a]	481,665	5,779,980
Ares Capital Corp.	373,079	6,528,882
Leucadia National Corp.	297,340	7,073,719

		19,382,581
HOME BUILDERS — 0.67%
D.R. Horton Inc.	416,036	8,229,192
Lennar Corp. Class A	242,509	9,377,823
NVR Inc.[a]	7,669	7,055,480
PulteGroup Inc.[a]	516,122	9,372,776
Thor Industries Inc.	64,087	2,398,776
Toll Brothers Inc.[a,b]	216,521	7,000,124

		43,434,171
HOME FURNISHINGS — 0.30%
Harman International Industries Inc.	106,540	4,755,946
Tempur-Pedic International Inc.[a]	89,583	2,820,969
Whirlpool Corp.	115,682	11,770,643

		19,347,558
HOUSEHOLD PRODUCTS & WARES — 0.70%
Avery Dennison Corp.	156,933	5,480,100
Church & Dwight Co. Inc.	209,331	11,213,862
Clorox Co. (The)	196,222	14,367,375
Jarden Corp.	120,453	6,227,420
Scotts Miracle-Gro Co. (The) Class A	62,654	2,759,909
Tupperware Brands Corp.	84,553	5,419,847

		45,468,513
HOUSEWARES — 0.21%
Newell Rubbermaid Inc.	434,039	9,666,048
Toro Co. (The)	91,157	3,917,928

		13,583,976
INSURANCE — 4.22%
Alleghany Corp.[a]	25,516	8,558,577
Allied World Assurance Co. Holdings Ltd.	55,208	4,350,390
American Financial Group Inc.	121,853	4,815,631
American National Insurance Co.	10,524	718,684
Aon PLC	491,771	27,342,468
Arch Capital Group Ltd.[a,b]	202,415	8,910,308
Arthur J. Gallagher & Co.	178,562	6,187,173
Aspen Insurance Holdings Ltd.	107,856	3,460,020

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Assurant Inc.	121,974	$4,232,498
Assured Guaranty Ltd.	257,744	3,667,697
Axis Capital Holdings Ltd.	157,869	5,468,582
Brown & Brown Inc.	176,478	4,493,130
Cincinnati Financial Corp.	220,616	8,639,323
CNA Financial Corp.	41,159	1,152,864
Endurance Specialty Holdings Ltd.	64,696	2,567,784
Erie Indemnity Co. Class A	38,479	2,663,516
Everest Re Group Ltd.	79,589	8,750,810
Fidelity National Financial Inc. Class A	335,643	7,904,393
Genworth Financial Inc. Class Aa	744,804	5,593,478
Hanover Insurance Group Inc. (The)	67,142	2,601,081
Hartford Financial Services Group Inc. (The)	663,418	14,887,100
HCC Insurance Holdings Inc.	153,195	5,700,386
Kemper Corp.	74,732	2,204,594
Lincoln National Corp.	430,728	11,155,855
Markel Corp.[a]	14,571	6,315,363
MBIA Inc.[a,b]	211,163	1,657,630
Mercury General Corp.	37,804	1,500,441
Old Republic International Corp.	394,434	4,200,722
PartnerRe Ltd.[b]	93,112	7,494,585
Principal Financial Group Inc.	452,232	12,897,657
ProAssurance Corp.	92,114	3,886,290
Progressive Corp. (The)	917,360	19,356,296
Protective Life Corp.	122,816	3,510,081
Reinsurance Group of America Inc.	111,031	5,942,379
RenaissanceRe Holdings Ltd.	73,475	5,970,578
StanCorp Financial Group Inc.	67,252	2,466,131
Torchmark Corp.	147,319	7,611,973
Unum Group	427,857	8,907,983
Validus Holdings Ltd.	155,859	5,389,604
W.R. Berkley Corp.	167,145	6,308,052
White Mountains Insurance Group Ltd.	8,991	4,630,365
XL Group PLC	469,621	11,768,702

		275,841,174
INTERNET — 2.14%
AOL Inc.[a,b]	128,690	3,810,511
Equinix Inc.[a]	72,496	14,948,675
Expedia Inc.	131,758	8,096,529
F5 Networks Inc.[a]	119,097	11,570,273
Groupon Inc.[a,b]	67,058	327,243
HomeAway Inc.[a]	49,888	1,097,536
IAC/InterActiveCorp	118,119	5,587,029
Liberty Interactive Corp. Series Aa	841,512	16,560,956
Liberty Ventures Series Aa	55,626	3,769,218
LinkedIn Corp. Class Aa	93,219	10,703,406

Security	Shares	Value

Netflix Inc.[a,b]	83,815	$7,776,356
Pandora Media Inc.[a,b]	157,153	1,442,664
Rackspace Hosting Inc.[a]	164,369	12,207,686
Splunk Inc.[a,b]	24,352	706,695
Symantec Corp.[a]	1,081,865	20,349,881
TIBCO Software Inc.[a]	248,157	5,461,935
TripAdvisor Inc.[a,b]	130,385	5,470,955
VeriSign Inc.[a]	238,374	9,253,679
Zynga Inc. Class Aa	196,695	466,167

		139,607,394
IRON & STEEL — 0.87%
Allegheny Technologies Inc.	161,988	4,917,956
Carpenter Technology Corp.	65,578	3,385,792
Cliffs Natural Resources Inc.	213,275	8,223,884
Commercial Metals Co.	175,896	2,613,815
Nucor Corp.	475,908	20,549,707
Reliance Steel & Aluminum Co.	113,511	7,049,033
Steel Dynamics Inc.	332,652	4,567,312
United States Steel Corp.[b]	218,000	5,203,660

		56,511,159
LEISURE TIME — 0.51%
Harley-Davidson Inc.	348,642	17,027,675
Polaris Industries Inc.	97,290	8,186,954
Royal Caribbean Cruises Ltd.	228,643	7,773,862

		32,988,491
LODGING — 1.03%
Choice Hotels International Inc.	39,911	1,341,808
Hyatt Hotels Corp. Class Aa,b	67,330	2,596,918
Marriott International Inc. Class A	380,964	14,198,528
MGM Resorts International[a]	592,837	6,900,623
Starwood Hotels & Resorts Worldwide Inc.	297,642	17,072,745
Wyndham Worldwide Corp.	219,933	11,702,635
Wynn Resorts Ltd.	120,290	13,531,422

		67,344,679
MACHINERY — 1.78%
AGCO Corp.[a]	147,038	7,222,507
Babcock & Wilcox Co. (The)	179,772	4,710,026
CNH Global NV	41,763	1,682,631
Flowserve Corp.	76,687	11,257,652
Gardner Denver Inc.	75,729	5,187,437
Graco Inc.	91,790	4,726,267
IDEX Corp.	127,094	5,913,684
Joy Global Inc.	158,316	10,097,394
Manitowoc Co. Inc. (The)	201,241	3,155,459
Nordson Corp.	96,537	6,093,415
Rockwell Automation Inc.	214,091	17,981,503

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Roper Industries Inc.	146,693	$16,353,336
Terex Corp.[a,b]	167,189	4,699,683
Wabtec Corp.	72,675	6,361,970
Xylem Inc.	279,065	7,562,661
Zebra Technologies Corp. Class Aa	78,473	3,082,419

		116,088,044
MANUFACTURING — 2.54%
AptarGroup Inc.	100,612	4,801,205
Carlisle Companies Inc.	94,114	5,530,139
Colfax Corp.[a]	66,712	2,691,829
Crane Co.	72,288	3,345,489
Donaldson Co. Inc.	224,084	7,358,918
Dover Corp.	276,904	18,195,362
Eaton Corp. PLC	693,822	37,605,152
Harsco Corp.	120,118	2,822,773
Ingersoll-Rand PLC	448,401	21,505,312
ITT Corp.	137,593	3,227,932
Leggett & Platt Inc.[b]	212,309	5,779,051
Pall Corp.	174,769	10,531,580
Parker Hannifin Corp.	226,731	19,285,739
Polypore International Inc.[a,b]	70,363	3,271,879
SPX Corp.	76,656	5,377,418
Textron Inc.	422,340	10,469,809
Trinity Industries Inc.	121,502	4,352,202

		166,151,789
MEDIA — 2.48%
AMC Networks Inc. Class Aa	86,281	4,270,910
Cablevision NY Group Class A	304,827	4,554,115
Charter Communications Inc. Class Aa,b	73,640	5,614,314
Discovery Communications Inc. Series Aa	360,206	22,865,877
DISH Network Corp. Class A	308,046	11,212,874
FactSet Research Systems Inc.	67,700	5,961,662
Gannett Co. Inc.	355,529	6,403,077
John Wiley & Sons Inc. Class A	70,208	2,733,198
Liberty Global Inc. Series Aa	395,382	24,905,112
Liberty Media Corp. Series Aa	163,522	18,970,187
McGraw-Hill Companies Inc. (The)	419,851	22,953,254
Nielsen Holdings NVa,b	182,426	5,580,411
Scripps Networks Interactive Inc. Class A	127,818	7,403,219
Sirius XM Radio Inc.	5,705,229	16,488,112
Washington Post Co. (The) Class B	6,297	2,299,727

		162,216,049

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.17%
Timken Co. (The)	131,812	$6,304,568
Valmont Industries Inc.	35,052	4,786,351

		11,090,919
MINING — 0.66%
Alcoa Inc.	1,607,691	13,954,758
Allied Nevada Gold Corp.[a,b]	136,532	4,113,709
Compass Minerals International Inc.	50,340	3,760,902
Molycorp Inc.[a,b]	109,310	1,031,886
Royal Gold Inc.	96,378	7,836,495
Tahoe Resources Inc.[a]	124,018	2,272,010
Vulcan Materials Co.	193,560	10,074,798

		43,044,558

MISCELLANEOUS — MANUFACTURING — 0.24%
Pentair Ltd. Registered	316,768	15,569,147

		15,569,147
OFFICE & BUSINESS EQUIPMENT — 0.24%
Pitney Bowes Inc.[b]	258,787	2,753,494
Xerox Corp.	1,909,892	13,025,463

		15,778,957
OIL & GAS — 5.64%
Atwood Oceanics Inc.[a]	86,662	3,968,253
Cabot Oil & Gas Corp.	316,544	15,744,898
Cheniere Energy Inc.[a]	319,635	6,002,745
Chesapeake Energy Corp.[b]	994,159	16,522,923
Cimarex Energy Co.	128,961	7,444,918
Cobalt International Energy Inc.[a,b]	274,456	6,740,639
Concho Resources Inc.[a]	156,123	12,577,269
Continental Resources Inc.[a]	64,099	4,710,635
Denbury Resources Inc.[a,b]	589,968	9,557,482
Diamond Offshore Drilling Inc.	103,594	7,040,248
Energen Corp.	108,853	4,908,182
EQT Corp.	197,509	11,649,081
EXCO Resources Inc.	185,658	1,256,905
Helmerich & Payne Inc.	144,465	8,091,485
HollyFrontier Corp.	312,016	14,524,345
Kosmos Energy Ltd.[a,b]	109,555	1,353,004
Laredo Petroleum Holdings Inc.[a,b]	30,487	553,644
Marathon Petroleum Corp.	513,084	32,324,292
Murphy Oil Corp.	292,717	17,431,297
Nabors Industries Ltd.[a]	437,683	6,324,519
Newfield Exploration Co.[a]	203,192	5,441,482

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Noble Energy Inc.	267,865	$27,252,585
Patterson-UTI Energy Inc.	237,494	4,424,513
Pioneer Natural Resources Co.	184,662	19,683,123
Plains Exploration & Production Co.[a]	193,756	9,094,907
QEP Resources Inc.	267,147	8,086,540
Range Resources Corp.	244,389	15,354,961
Rowan Companies PLC[a]	187,031	5,848,459
SandRidge Energy Inc.[a,b]	734,248	4,662,475
SM Energy Co.	97,288	5,079,406
Southwestern Energy Co.[a]	524,032	17,507,909
Tesoro Corp.	211,312	9,308,294
Ultra Petroleum Corp.[a,b]	230,853	4,185,365
Unit Corp.[a]	73,462	3,309,463
Valero Energy Corp.	832,900	28,418,548
Whiting Petroleum Corp.[a]	176,832	7,669,204
WPX Energy Inc.[a]	297,878	4,432,425

		368,486,423
OIL & GAS SERVICES — 1.06%
Cameron International Corp.[a]	369,694	20,872,923
CARBO Ceramics Inc.[b]	30,310	2,374,486
Dresser-Rand Group Inc.[a]	114,236	6,413,209
FMC Technologies Inc.[a]	360,598	15,444,412
MRC Global Inc.[a]	33,248	923,630
Oceaneering International Inc.	161,980	8,712,904
Oil States International Inc.[a]	82,319	5,889,101
RPC Inc.[b]	89,369	1,093,877
SEACOR Holdings Inc.	31,469	2,637,102
Superior Energy Services Inc.[a]	236,575	4,901,834

		69,263,478
PACKAGING & CONTAINERS — 0.88%
Ball Corp.	236,234	10,571,472
Bemis Co. Inc.	156,149	5,224,746
Crown Holdings Inc.[a]	222,725	8,198,507
Greif Inc. Class A	46,864	2,085,448
Owens-Illinois Inc.[a]	248,959	5,295,358
Packaging Corp. of America	148,493	5,712,526
Rock-Tenn Co. Class A	106,617	7,453,594
Sealed Air Corp.	294,792	5,161,808
Silgan Holdings Inc.	74,977	3,118,293
Sonoco Products Co.	152,436	4,531,922

		57,353,674
PHARMACEUTICALS — 2.65%
AmerisourceBergen Corp.	355,768	15,362,062
BioMarin Pharmaceutical Inc.[a]	184,378	9,080,616
Catamaran Corp.[a]	308,405	14,528,960

Security	Shares	Value

DENTSPLY International Inc.[b]	212,214	$8,405,797
Endo Health Solutions Inc.[a]	177,021	4,650,342
Forest Laboratories Inc.[a]	398,406	14,071,700
Herbalife Ltd.[b]	164,665	5,424,065
Mead Johnson Nutrition Co. Class A	306,047	20,165,437
Medivation Inc.[a]	108,202	5,535,614
Mylan Inc.[a]	609,089	16,737,766
Omnicare Inc.	170,636	6,159,960
Onyx Pharmaceuticals Inc.[a,b]	96,963	7,323,615
Patterson Companies Inc.	141,111	4,830,230
Perrigo Co.	140,817	14,649,192
Salix Pharmaceuticals Ltd.[a]	87,086	3,525,241
VCA Antech Inc.[a,b]	132,268	2,784,241
Warner Chilcott PLC Class A	254,038	3,058,618
Watson Pharmaceuticals Inc.[a]	192,124	16,522,664

		172,816,120
PIPELINES — 0.20%
ONEOK Inc.	311,550	13,318,763

		13,318,763
REAL ESTATE — 0.45%
Alexander & Baldwin Inc.[a]	64,262	1,887,375
CBRE Group Inc. Class Aa	494,934	9,849,187
Forest City Enterprises Inc. Class Aa	223,371	3,607,442
Howard Hughes Corp. (The)[a]	41,540	3,033,251
Jones Lang LaSalle Inc.	65,695	5,514,438
Realogy Holdings Corp.[a]	73,143	3,069,080
St. Joe Co. (The)[a,b]	98,343	2,269,756

		29,230,529
REAL ESTATE INVESTMENT TRUSTS — 8.12%
Alexandria Real Estate Equities Inc.	93,437	6,477,053
American Campus Communities Inc.	154,724	7,137,418
American Capital Agency Corp.	512,724	14,838,233
Annaly Capital Management Inc.[b]	1,462,929	20,539,523
Apartment Investment and Management Co. Class A	213,760	5,784,346
AvalonBay Communities Inc.[b]	172,344	23,368,123
BioMed Realty Trust Inc.	231,601	4,476,847
Boston Properties Inc.	225,830	23,895,072
Brandywine Realty Trust	219,485	2,675,522
BRE Properties Inc. Class A	114,208	5,805,193
Camden Property Trust	121,310	8,274,555
CBL & Associates Properties Inc.	223,213	4,734,348
Chimera Investment Corp.	1,563,969	4,081,959
CommonWealth REIT	126,901	2,010,112
Corporate Office Properties Trust	121,528	3,035,769

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

DDR Corp.[b]	357,317	$5,595,584
Digital Realty Trust Inc.[b]	183,504	12,458,087
Douglas Emmett Inc.[b]	211,321	4,923,779
Duke Realty Corp.	401,979	5,575,449
Equity Lifestyle Properties, Inc.	62,072	4,176,825
Essex Property Trust Inc.	52,637	7,719,216
Extra Space Storage Inc.	164,987	6,003,877
Federal Realty Investment Trust	95,790	9,964,076
General Growth Properties Inc.	796,503	15,810,585
Hatteras Financial Corp.	146,871	3,643,870
HCP Inc.	680,832	30,759,990
Health Care REIT Inc.	390,470	23,931,906
Home Properties Inc.	76,566	4,694,261
Hospitality Properties Trust	187,418	4,389,330
Host Hotels & Resorts Inc.	1,082,599	16,964,326
Kilroy Realty Corp.[b]	112,320	5,320,598
Kimco Realty Corp.[b]	613,102	11,845,131
Liberty Property Trust	156,263	5,589,528
Macerich Co. (The)	199,746	11,645,192
Mack-Cali Realty Corp.[b]	134,077	3,500,750
MFA Financial Inc.	536,075	4,347,568
Mid-America Apartment Communities Inc.	61,496	3,981,866
National Retail Properties Inc.[b]	160,622	5,011,406
Piedmont Office Realty Trust Inc. Class A	261,937	4,727,963
Plum Creek Timber Co. Inc.[b]	243,404	10,799,836
Post Properties Inc.	81,401	4,065,980
Prologis Inc.	693,841	25,318,258
Rayonier Inc.[b]	184,827	9,579,583
Realty Income Corp.[b]	201,628	8,107,462
Regency Centers Corp.[b]	135,437	6,381,791
Retail Properties of America Inc. Class A	131,241	1,570,955
Senior Housing Properties Trust	266,747	6,305,899
SL Green Realty Corp.[b]	133,756	10,252,397
Tanger Factory Outlet Centers Inc.	139,113	4,757,665
Taubman Centers Inc.	83,560	6,577,843
UDR Inc.	372,112	8,848,823
Ventas Inc.	433,868	28,079,937
Vornado Realty Trust	278,660	22,315,093
Weingarten Realty Investors[b]	183,433	4,910,501
Weyerhaeuser Co.	806,753	22,443,868

		530,031,127
RETAIL — 6.54%
Abercrombie & Fitch Co. Class A	121,415	5,824,278
Advance Auto Parts Inc.	109,943	7,954,376

Security	Shares	Value

American Eagle Outfitters Inc.	295,422	$6,059,105
Ascena Retail Group Inc.[a]	185,117	3,422,813
AutoNation Inc.[a]	53,199	2,112,000
AutoZone Inc.[a,b]	57,144	20,253,548
Bed Bath & Beyond Inc.[a]	348,966	19,510,689
Best Buy Co. Inc.	404,039	4,787,862
Big Lots Inc.[a,b]	89,344	2,542,730
Brinker International Inc.	114,983	3,563,323
CarMax Inc.[a]	343,733	12,903,737
Chico’s FAS Inc.	254,165	4,691,886
Chipotle Mexican Grill Inc.[a]	47,822	14,225,132
Copart Inc.[a]	154,096	4,545,832
Darden Restaurants Inc.	193,966	8,742,048
Dick’s Sporting Goods Inc.	139,757	6,357,546
Dillard’s Inc. Class A	44,846	3,756,749
Dollar General Corp.[a]	278,386	12,274,039
Dollar Tree Inc.[a]	349,605	14,179,979
DSW Inc. Class A	49,831	3,273,398
Dunkin’ Brands Group Inc.	107,111	3,553,943
Family Dollar Stores Inc.	145,802	9,245,305
Foot Locker Inc.	227,149	7,296,026
GameStop Corp. Class Ab	187,239	4,697,827
Gap Inc. (The)	454,116	14,095,761
GNC Holdings Inc. Class A	103,639	3,449,106
Guess? Inc.	91,989	2,257,410
J.C. Penney Co. Inc.[b]	241,066	4,751,411
Kohl’s Corp.	347,507	14,935,851
Limited Brands Inc.	363,778	17,119,393
Macy’s Inc.	625,021	24,388,319
MSC Industrial Direct Co. Inc. Class A	68,434	5,158,555
Nordstrom Inc.	236,014	12,626,749
Nu Skin Enterprises Inc. Class Ab	80,701	2,989,972
O’Reilly Automotive Inc.[a]	178,329	15,946,179
Panera Bread Co. Class Aa,b	42,657	6,775,211
PetSmart Inc.	163,359	11,163,954
PVH Corp.	106,084	11,776,385
Ross Stores Inc.	339,982	18,410,025
Sally Beauty Holdings Inc.[a,b]	234,036	5,516,229
Sears Holdings Corp.[a,b]	55,029	2,275,999
Sears Hometown and Outlet Stores Inc.[a]	11,851	385,869
Signet Jewelers Ltd.	128,402	6,856,667
Staples Inc.	1,033,785	11,785,149
Tiffany & Co.	190,875	10,944,772
Tractor Supply Co.	108,663	9,601,463

317

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

Ulta Salon, Cosmetics & Fragrance Inc.	94,829	$9,317,898
Urban Outfitters Inc.[a]	161,243	6,346,524
Wendy’s Co. (The)	418,502	1,966,959
Williams-Sonoma Inc.	133,916	5,861,503
World Fuel Services Corp.	108,113	4,451,012

		426,928,496
SAVINGS & LOANS — 0.51%
BankUnited Inc.	53,756	1,313,797
Capitol Federal Financial Inc.	235,816	2,756,689
First Niagara Financial Group Inc.	535,369	4,245,476
Hudson City Bancorp Inc.	798,831	6,494,496
New York Community Bancorp Inc.	663,446	8,691,142
People’s United Financial Inc.	505,379	6,110,032
TFS Financial Corp.[a]	121,327	1,167,166
Washington Federal Inc.	159,325	2,687,813

		33,466,611
SEMICONDUCTORS — 3.22%
Advanced Micro Devices Inc.[a,b]	942,169	2,261,206
Altera Corp.	485,593	16,723,823
Analog Devices Inc.	447,809	18,834,847
Applied Materials Inc.	1,806,895	20,670,879
Atmel Corp.[a]	672,014	4,401,692
Avago Technologies Ltd.	367,446	11,633,340
Cree Inc.[a,b]	174,737	5,937,563
Cypress Semiconductor Corp.[a]	226,960	2,460,246
Fairchild Semiconductor International Inc.[a]	189,702	2,731,709
Freescale Semiconductor Ltd.[a,b]	73,542	809,697
KLA-Tencor Corp.	252,169	12,043,591
Lam Research Corp.[a]	259,855	9,388,561
Linear Technology Corp.	347,270	11,911,361
LSI Corp.[a]	859,542	6,085,557
Marvell Technology Group Ltd.	669,422	4,860,004
Maxim Integrated Products Inc.	440,412	12,948,113
Microchip Technology Inc.	292,013	9,516,704
Micron Technology Inc.[a]	1,490,656	9,465,666
NVIDIA Corp.	933,297	11,470,220
ON Semiconductor Corp.[a]	681,564	4,805,026
PMC-Sierra Inc.[a]	313,522	1,633,450
Rovi Corp.[a]	158,902	2,451,858
Silicon Laboratories Inc.[a]	64,978	2,716,730
Skyworks Solutions Inc.[a]	284,911	5,783,693
Teradyne Inc.[a,b]	283,242	4,783,957
Xilinx Inc.	396,093	14,219,739

		210,549,232

Security	Shares	Value

SHIPBUILDING — 0.05%
Huntington Ingalls Industries Inc.	74,689	$3,237,021

		3,237,021
SOFTWARE — 3.59%
Activision Blizzard Inc.	636,531	6,759,959
Akamai Technologies Inc.[a]	268,282	10,975,417
Allscripts Healthcare Solutions Inc.[a]	257,740	2,427,911
ANSYS Inc.[a]	140,664	9,472,314
Autodesk Inc.[a]	348,312	12,312,829
BMC Software Inc.[a,b]	242,900	9,633,414
Broadridge Financial Solutions Inc.	189,451	4,334,639
CA Inc.	535,709	11,774,884
Cerner Corp.[a]	217,474	16,884,681
Citrix Systems Inc.[a]	279,475	18,375,481
Compuware Corp.[a]	325,769	3,541,109
Concur Technologies Inc.[a,b]	68,353	4,615,195
Dun & Bradstreet Corp. (The)[b]	67,549	5,312,729
Electronic Arts Inc.[a,b]	479,685	6,969,823
Fidelity National Information Services Inc.	376,535	13,107,183
Fiserv Inc.[a]	204,636	16,172,383
Informatica Corp.[a]	162,050	4,913,356
Intuit Inc.	442,465	26,326,667
MSCI Inc. Class Aa,b	183,227	5,678,205
NetSuite Inc.[a,b]	47,469	3,194,664
Nuance Communications Inc.[a,b]	361,733	8,073,881
Red Hat Inc.[a]	290,549	15,387,475
ServiceNow Inc.[a,b]	21,849	656,125
SolarWinds Inc.[a]	92,592	4,856,450
Solera Holdings Inc.	104,932	5,610,714
VeriFone Systems Inc.[a,b]	161,406	4,790,530
Workday Inc. Class Aa	37,874	2,064,133

		234,222,151
TELECOMMUNICATIONS — 2.68%
Acme Packet Inc.[a,b]	89,708	1,984,341
Amdocs Ltd.	252,745	8,590,803
Clearwire Corp. Class Aa	507,843	1,467,666
Crown Castle International Corp.[a]	441,259	31,841,249
EchoStar Corp. Class Aa	59,659	2,041,531
Frontier Communications Corp.[b]	1,506,141	6,446,284
Harris Corp.	171,115	8,377,790
IPG Photonics Corp.	48,508	3,233,058
JDS Uniphase Corp.[a]	348,123	4,713,585
Juniper Networks Inc.[a]	797,947	15,695,618
Level 3 Communications Inc.[a,b]	245,485	5,673,158

318

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2012

Security	Shares	Value

MetroPCS Communications Inc.[a]	459,953	$4,571,933
NeuStar Inc. Class Aa,b	99,637	4,177,779
NII Holdings Inc.[a,b]	255,989	1,825,202
Palo Alto Networks Inc.[a,b]	10,686	571,915
Polycom Inc.[a]	269,625	2,820,278
SBA Communications Corp. Class Aa,b	182,866	12,987,143
Sprint Nextel Corp.[a]	4,519,766	25,627,073
Telephone & Data Systems Inc.	140,779	3,116,847
tw telecom inc.[a]	227,172	5,786,071
United States Cellular Corp.[a,b]	21,821	768,972
Virgin Media Inc.	418,260	15,371,055
Windstream Corp.	887,038	7,344,675

		175,034,026
TEXTILES — 0.22%
Cintas Corp.	165,647	6,774,962
Mohawk Industries Inc.[a]	85,869	7,768,569

		14,543,531
TOYS, GAMES & HOBBIES — 0.38%
Hasbro Inc.[b]	173,956	6,245,020
Mattel Inc.	511,216	18,720,730

		24,965,750
TRANSPORTATION — 1.17%
C.H. Robinson Worldwide Inc.	243,842	15,415,691
Con-way Inc.	83,147	2,313,150
Expeditors International of Washington Inc.	320,114	12,660,509
Golar LNG Ltd.[b]	65,931	2,424,942
J.B. Hunt Transport Services Inc.	134,342	8,021,561
Kansas City Southern Industries Inc.	165,752	13,836,977
Kirby Corp.[a,b]	84,423	5,224,939
Landstar System Inc.	71,631	3,757,762
Matson Inc.	65,448	1,617,875
Ryder System Inc.	77,635	3,876,316
Teekay Corp.	54,272	1,742,131
Tidewater Inc.	77,922	3,481,555
UTi Worldwide Inc.	157,091	2,105,019

		76,478,427
TRUCKING & LEASING — 0.05%
GATX Corp.	70,821	3,066,549

		3,066,549

Security	Shares	Value

WATER — 0.23%
American Water Works Co. Inc.	265,754	$9,867,446
Aqua America Inc.	210,101	5,340,767

		15,208,213

Total COMMON STOCKS
(Cost: $5,867,923,873)		6,515,351,948

SHORT-TERM INVESTMENTS — 7.44%

MONEY MARKET FUNDS — 7.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	446,584,264	446,584,264
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	31,835,575	31,835,575
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	7,529,619	7,529,619

		485,949,458

TOTAL SHORT-TERM INVESTMENTS
(Cost: $485,949,458)		485,949,458

TOTAL INVESTMENTS IN SECURITIES — 107.23%
(Cost: $6,353,873,331)		7,001,301,406
Other Assets, Less Liabilities — (7.23)%		(472,001,401)

NET ASSETS — 100.00%		$6,529,300,005

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

319

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

ADVERTISING — 0.83%
Clear Channel Outdoor Holdings Inc. Class A	38,723	$271,835
Interpublic Group of Companies Inc. (The)	43,983	484,693
Lamar Advertising Co. Class Aa	108,847	4,217,821
Omnicom Group Inc.	446,900	22,327,124

		27,301,473
AEROSPACE & DEFENSE — 1.09%
B/E Aerospace Inc.[a]	160,231	7,915,411
Rockwell Collins Inc.	237,742	13,829,452
Spirit AeroSystems Holdings Inc. Class Aa	44,550	756,014
TransDigm Group Inc.	83,763	11,421,923
Triumph Group Inc.	27,758	1,812,597

		35,735,397
AGRICULTURE — 0.76%
Lorillard Inc.	213,953	24,961,896

		24,961,896
AIRLINES — 0.92%
Copa Holdings SA Class A	43,880	4,363,866
Delta Air Lines Inc.[a]	890,145	10,566,021
Southwest Airlines Co.	242,581	2,484,030
United Continental Holdings Inc.[a],b	544,356	12,727,043

		30,140,960
APPAREL — 1.88%
Carter’s Inc.[a]	79,010	4,396,907
Deckers Outdoor Corp.[a,b]	36,529	1,471,023
Hanesbrands Inc.[a]	159,976	5,730,340
Michael Kors Holdings Ltd.[a,b]	139,356	7,111,337
Ralph Lauren Corp.	101,056	15,150,316
Under Armour Inc. Class Aa,b	127,665	6,195,582
VF Corp.	143,684	21,691,973

		61,747,478
AUTO MANUFACTURERS — 0.30%
PACCAR Inc.	132,105	5,972,467
Tesla Motors Inc.[a,b]	115,599	3,915,338

		9,887,805
AUTO PARTS & EQUIPMENT — 1.43%
Allison Transmission Holdings Inc.[b]	43,633	890,986

Security	Shares	Value

BorgWarner Inc.[a]	187,897	$13,457,183
Delphi Automotive PLC[a,b]	538,070	20,581,177
Goodyear Tire & Rubber Co. (The)[a]	401,999	5,551,606
Visteon Corp.[a]	5,224	281,156
WABCO Holdings Inc.[a]	98,110	6,395,791

		47,157,899
BANKS — 0.03%
Signature Bank[a]	13,928	993,624

		993,624
BEVERAGES — 1.53%
Brown-Forman Corp. Class B NVS	214,297	13,554,285
Coca-Cola Enterprises Inc.	35,649	1,131,143
Dr Pepper Snapple Group Inc.	347,232	15,340,710
Green Mountain Coffee Roasters Inc.[a,b]	190,763	7,889,957
Monster Beverage Corp.[a]	236,333	12,497,289

		50,413,384
BIOTECHNOLOGY — 2.92%
Alexion Pharmaceuticals Inc.[a]	314,890	29,539,831
ARIAD Pharmaceuticals Inc.[a]	272,160	5,220,029
Charles River Laboratories International Inc.[a]	51,245	1,920,150
Illumina Inc.[a,b]	202,351	11,248,692
Incyte Corp.[a,b]	157,583	2,617,453
Life Technologies Corp.[a]	27,698	1,359,418
Myriad Genetics Inc.[a]	139,083	3,790,012
Regeneron Pharmaceuticals Inc.[a]	126,614	21,659,857
United Therapeutics Corp.[a,b]	78,577	4,197,583
Vertex Pharmaceuticals Inc.[a]	345,972	14,510,066

		96,063,091
BUILDING MATERIALS — 0.63%
Armstrong World Industries Inc.	34,805	1,765,658
Fortune Brands Home & Security Inc.[a]	43,609	1,274,255
Lennox International Inc.	83,732	4,397,604
Martin Marietta Materials Inc.	38,272	3,608,284
Masco Corp.	585,612	9,756,296

		20,802,097
CHEMICALS — 4.99%
Airgas Inc.	112,410	10,261,909
Albemarle Corp.	82,339	5,114,899
Celanese Corp. Series A	256,548	11,424,082
CF Industries Holdings Inc.	23,831	4,841,506

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Eastman Chemical Co.	205,248	$13,967,126
FMC Corp.	224,787	13,154,535
International Flavors & Fragrances Inc.	133,039	8,852,415
Intrepid Potash Inc.	41,727	888,368
NewMarket Corp.	14,343	3,760,735
PPG Industries Inc.	249,642	33,789,045
Rockwood Holdings Inc.	33,475	1,655,674
RPM International Inc.	83,254	2,444,337
Sherwin-Williams Co. (The)	142,377	21,900,430
Sigma-Aldrich Corp.	198,162	14,580,760
Valspar Corp. (The)	152,635	9,524,424
W.R. Grace & Co.[a]	111,648	7,506,095
Westlake Chemical Corp.	7,501	594,829

		164,261,169
COMMERCIAL SERVICES — 4.84%
Aaron’s Inc.	95,237	2,693,302
Alliance Data Systems Corp.[a,b]	82,541	11,948,635
Apollo Group Inc. Class Aa	156,676	3,277,662
Equifax Inc.	177,627	9,613,173
FleetCor Technologies Inc.[a]	79,897	4,286,474
Gartner Inc.[a]	153,310	7,055,326
Genpact Ltd.	167,279	2,592,825
Global Payments Inc.	129,165	5,851,174
H&R Block Inc.	282,718	5,250,073
Hertz Global Holdings Inc.[a]	229,920	3,740,798
Iron Mountain Inc.	254,312	7,896,388
ITT Educational Services Inc.[a,b]	39,022	675,471
Lender Processing Services Inc.	139,256	3,428,483
Moody’s Corp.	321,553	16,180,547
Morningstar Inc.	39,343	2,471,921
Paychex Inc.	495,163	15,419,376
Robert Half International Inc.	234,185	7,451,767
Rollins Inc.	105,312	2,321,076
SAIC Inc.	164,184	1,858,563
SEI Investments Co.	225,269	5,257,778
Total System Services Inc.	228,447	4,893,335
United Rentals Inc.[a]	153,595	6,991,644
Vantiv Inc. Class Aa	64,778	1,322,767
Verisk Analytics Inc. Class Aa	208,118	10,614,018
Weight Watchers International Inc.[b]	43,319	2,268,183
Western Union Co.	1,004,739	13,674,498

		159,035,257

Security	Shares	Value

COMPUTERS — 2.55%
Cadence Design Systems Inc.[a,b]	450,473	$6,085,890
Diebold Inc.	7,744	237,044
DST Systems Inc.	8,506	515,464
Fortinet Inc.[a]	214,485	4,519,199
Fusion-io Inc.[a,b]	110,010	2,522,529
IHS Inc. Class Aa,b	82,532	7,923,072
Jack Henry & Associates Inc.	143,169	5,620,815
MICROS Systems Inc.[a,b]	131,562	5,583,491
NCR Corp.[a]	260,156	6,628,775
NetApp Inc.[a]	399,252	13,394,904
Riverbed Technology Inc.[a]	265,547	5,236,587
Stratasys Ltd.[a]	20,946	1,678,822
Synopsys Inc.[a]	17,483	556,659
Teradata Corp.[a]	276,537	17,114,875
Western Digital Corp.	147,069	6,248,962

		83,867,088
COSMETICS & PERSONAL CARE — 0.24%
Avon Products Inc.	545,943	7,839,741

		7,839,741
DISTRIBUTION & WHOLESALE — 2.34%
Fastenal Co.	485,334	22,660,244
Fossil Inc.[a]	89,725	8,353,398
Genuine Parts Co.	255,570	16,249,141
LKQ Corp.[a]	483,513	10,202,124
W.W. Grainger Inc.	95,773	19,381,582

		76,846,489
DIVERSIFIED FINANCIAL SERVICES — 2.28%
Affiliated Managers Group Inc.[a,b]	62,898	8,186,175
CBOE Holdings Inc.	123,873	3,649,299
Eaton Vance Corp. NVS	189,670	6,040,989
Federated Investors Inc. Class Bb	126,092	2,550,841
IntercontinentalExchange Inc.[a,b]	119,250	14,764,342
Lazard Ltd. Class A	187,440	5,593,210
LPL Financial Holdings Inc.	71,146	2,003,471
T. Rowe Price Group Inc.	418,170	27,235,412
Waddell & Reed Financial Inc. Class A	141,978	4,943,674

		74,967,413
ELECTRIC — 0.20%
ITC Holdings Corp.	84,161	6,472,823

		6,472,823

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.66%
AMETEK Inc.	395,220	$14,848,415
General Cable Corp.[a,b]	5,570	169,384
Hubbell Inc. Class B	80,277	6,793,843

		21,811,642
ELECTRONICS — 2.73%
Agilent Technologies Inc.	569,846	23,329,495
Amphenol Corp. Class A	265,575	17,182,703
FLIR Systems Inc.	204,892	4,571,141
Garmin Ltd.[b]	12,668	517,108
Gentex Corp.	235,616	4,434,293
Jabil Circuit Inc.	54,992	1,060,796
Mettler-Toledo International Inc.[a]	51,548	9,964,228
National Instruments Corp.	152,379	3,932,902
Trimble Navigation Ltd.[a]	205,122	12,262,193
Waters Corp.[a,b]	145,678	12,691,467

		89,946,326
ENGINEERING & CONSTRUCTION — 0.51%
Chicago Bridge & Iron Co. NV	97,666	4,526,819
Fluor Corp.	207,157	12,168,402

		16,695,221
ENTERTAINMENT — 0.43%
Bally Technologies Inc.[a,b]	66,857	2,989,176
Cinemark Holdings Inc.	188,722	4,902,998
Dolby Laboratories Inc. Class A	48,882	1,433,709
International Game Technology	243,565	3,451,316
Madison Square Garden Inc. Class Aa	5,506	244,191
Penn National Gaming Inc.[a]	8,326	408,890
Regal Entertainment Group Class A	50,189	700,137

		14,130,417
ENVIRONMENTAL CONTROL — 0.56%
Clean Harbors Inc.[a,b]	87,671	4,822,782
Covanta Holding Corp.	13,097	241,247
Stericycle Inc.[a]	139,493	13,010,512
Waste Connections Inc.	12,166	411,089

		18,485,630
FOOD — 3.97%
Campbell Soup Co.	225,473	7,866,753
Dean Foods Co.[a,b]	259,089	4,277,559
Flowers Foods Inc.	183,157	4,262,063
Fresh Market Inc. (The)[a]	44,676	2,148,469

Security	Shares	Value

H.J. Heinz Co.	326,688	$18,843,364
Hershey Co. (The)	246,002	17,766,265
Hillshire Brands Co.	165,572	4,659,196
Hormel Foods Corp.	125,687	3,922,691
Ingredion Inc.	26,503	1,707,588
Kroger Co. (The)	864,852	22,503,449
McCormick & Co. Inc. NVS	217,355	13,808,563
Safeway Inc.	55,466	1,003,380
WhiteWave Foods Co. Class Aa	21,318	331,282
Whole Foods Market Inc.	300,911	27,482,202

		130,582,824
GAS — 0.04%
Questar Corp.	65,987	1,303,903

		1,303,903
HAND & MACHINE TOOLS — 0.25%
Lincoln Electric Holdings Inc.	137,148	6,676,365
Snap-on Inc.	19,048	1,504,601

		8,180,966
HEALTH CARE — PRODUCTS — 2.97%
Bruker Corp.[a]	152,289	2,325,453
C.R. Bard Inc.	137,578	13,446,874
Cooper Companies Inc. (The)	23,066	2,133,144
Edwards Lifesciences Corp.[a]	187,854	16,938,795
Henry Schein Inc.[a,b]	83,560	6,723,238
IDEXX Laboratories Inc.[a,b]	90,232	8,373,529
ResMed Inc.[b]	233,995	9,727,172
Sirona Dental Systems Inc.[a]	16,806	1,083,315
St. Jude Medical Inc.	396,616	14,333,702
TECHNE Corp.	60,132	4,109,421
Thoratec Corp.[a]	96,208	3,609,724
Varian Medical Systems Inc.[a,b]	182,793	12,839,380
Zimmer Holdings Inc.	28,782	1,918,608

		97,562,355
HEALTH CARE — SERVICES — 1.18%
Covance Inc.[a]	5,908	341,305
DaVita HealthCare Partners Inc.[a]	154,088	17,031,347
HCA Holdings Inc.	175,438	5,292,964
Laboratory Corp. of America Holdings[a]	158,673	13,744,255
Quest Diagnostics Inc.	30,876	1,799,145
Tenet Healthcare Corp.[a]	9,304	302,101
Universal Health Services Inc. Class B	8,697	420,500

		38,931,617

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 0.06%
Leucadia National Corp.	76,221	$1,813,298

		1,813,298
HOME BUILDERS — 0.23%
D.R. Horton Inc.	34,093	674,360
NVR Inc.[a]	7,408	6,815,360
Thor Industries Inc.	4,721	176,707

		7,666,427
HOME FURNISHINGS — 0.09%
Tempur-Pedic International Inc.[a]	96,944	3,052,767

		3,052,767
HOUSEHOLD PRODUCTS & WARES — 0.57%
Church & Dwight Co. Inc.	140,622	7,533,121
Clorox Co. (The)	13,428	983,198
Jarden Corp.	29,942	1,548,001
Scotts Miracle-Gro Co. (The) Class A	61,159	2,694,054
Tupperware Brands Corp.	92,002	5,897,328

		18,655,702
HOUSEWARES — 0.13%
Toro Co. (The)	98,463	4,231,940

		4,231,940
INSURANCE — 0.56%
Allied World Assurance Co. Holdings Ltd.	30,176	2,377,869
Aon PLC	45,210	2,513,676
Arch Capital Group Ltd.[a]	25,225	1,110,404
Arthur J. Gallagher & Co.	194,897	6,753,181
Brown & Brown Inc.	16,458	419,021
Endurance Specialty Holdings Ltd.	7,014	278,386
Erie Indemnity Co. Class A	42,251	2,924,614
Hanover Insurance Group Inc. (The)	33,868	1,312,046
Validus Holdings Ltd.	24,203	836,940

		18,526,137
INTERNET — 3.02%
AOL Inc.[a]	32,122	951,132
Equinix Inc.[a,b]	78,808	16,250,210
Expedia Inc.	89,634	5,508,009
F5 Networks Inc.[a]	130,176	12,646,598
Groupon Inc.[a,b]	68,769	335,593
HomeAway Inc.[a]	47,269	1,039,918
IAC/InterActiveCorp	19,561	925,235
Liberty Interactive Corp. Series Aa	131,653	2,590,931

Security	Shares	Value

Liberty Ventures Series Aa	8,663	$587,005
LinkedIn Corp. Class Aa	101,480	11,651,934
Netflix Inc.[a,b]	90,888	8,432,589
Pandora Media Inc.[a,b]	166,986	1,532,931
Rackspace Hosting Inc.[a]	178,808	13,280,070
Splunk Inc.[a,b]	25,804	748,832
Symantec Corp.[a]	67,886	1,276,936
TIBCO Software Inc.[a]	270,740	5,958,987
TripAdvisor Inc.[a,b]	142,109	5,962,894
VeriSign Inc.[a]	238,372	9,253,601
Zynga Inc. Class Aa	229,699	544,387

		99,477,792
IRON & STEEL — 0.04%
Carpenter Technology Corp.	5,871	303,120
Steel Dynamics Inc.	77,001	1,057,223

		1,360,343
LEISURE TIME — 0.83%
Harley-Davidson Inc.	379,513	18,535,415
Polaris Industries Inc.	106,064	8,925,286

		27,460,701
LODGING — 1.84%
Choice Hotels International Inc.	3,622	121,772
Marriott International Inc. Class A	384,201	14,319,171
Starwood Hotels & Resorts Worldwide Inc.	323,990	18,584,066
Wyndham Worldwide Corp.	239,216	12,728,683
Wynn Resorts Ltd.	130,654	14,697,269

		60,450,961
MACHINERY — 2.69%
Babcock & Wilcox Co. (The)	194,689	5,100,852
Flowserve Corp.	77,406	11,363,201
Graco Inc.	99,443	5,120,320
IDEX Corp.	26,511	1,233,557
Joy Global Inc.	173,459	11,063,215
Manitowoc Co. Inc. (The)	165,776	2,599,368
Nordson Corp.	97,691	6,166,256
Rockwell Automation Inc.	233,961	19,650,384
Roper Industries Inc.	159,711	17,804,582
Wabtec Corp.	78,881	6,905,243
Xylem Inc.	33,832	916,847
Zebra Technologies Corp. Class Aa	13,578	533,344

		88,457,169

323

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

MANUFACTURING — 1.99%
AptarGroup Inc.	36,561	$1,744,691
Carlisle Companies Inc.	8,765	515,031
Colfax Corp.[a]	14,918	601,941
Donaldson Co. Inc.	244,096	8,016,113
Eaton Corp. PLC	138,971	7,532,228
Ingersoll-Rand PLC	401,535	19,257,619
ITT Corp.	36,664	860,138
Pall Corp.	189,932	11,445,302
Parker Hannifin Corp.	111,415	9,476,960
Polypore International Inc.[a,b]	76,476	3,556,134
SPX Corp.	25,109	1,761,396
Textron Inc.	27,630	684,948

		65,452,501
MEDIA — 4.09%
AMC Networks Inc. Class Aa	93,928	4,649,436
Cablevision NY Group Class A	36,975	552,406
Charter Communications Inc. Class Aa,b	79,946	6,095,083
Discovery Communications Inc. Series Aa	391,549	24,855,531
DISH Network Corp. Class A	261,486	9,518,090
FactSet Research Systems Inc.	73,344	6,458,673
John Wiley & Sons Inc. Class A	32,856	1,279,084
Liberty Global Inc. Series Aa	430,020	27,086,960
Liberty Media Corp. Series Aa	11,657	1,352,329
McGraw-Hill Companies Inc. (The)	458,500	25,066,195
Nielsen Holdings NVa	49,077	1,501,265
Scripps Networks Interactive Inc. Class A	139,298	8,068,140
Sirius XM Radio Inc.	6,230,748	18,006,862

		134,490,054
METAL FABRICATE & HARDWARE — 0.18%
Timken Co. (The)	12,648	604,954
Valmont Industries Inc.	38,313	5,231,640

		5,836,594
MINING — 0.54%
Allied Nevada Gold Corp.[a,b]	147,944	4,457,553
Compass Minerals International Inc.	54,015	4,035,461
Molycorp Inc.[a,b]	29,923	282,473
Royal Gold Inc.	105,115	8,546,901
Tahoe Resources Inc.[a]	28,767	527,011

		17,849,399

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.[b]	170,591	$1,815,088

		1,815,088
OIL & GAS — 3.23%
Atwood Oceanics Inc.[a]	29,560	1,353,552
Cabot Oil & Gas Corp.	343,958	17,108,471
Cheniere Energy Inc.[a]	229,263	4,305,559
Cobalt International Energy Inc.[a,b]	283,894	6,972,437
Concho Resources Inc.[a]	170,511	13,736,366
Continental Resources Inc.[a]	69,254	5,089,476
Helmerich & Payne Inc.	36,724	2,056,911
Kosmos Energy Ltd.[a,b]	117,025	1,445,259
Laredo Petroleum Holdings Inc.[a,b]	30,258	549,485
Noble Energy Inc.	64,705	6,583,087
Pioneer Natural Resources Co.	168,391	17,948,797
Range Resources Corp.[b]	265,855	16,703,670
SM Energy Co.	87,287	4,557,254
Southwestern Energy Co.[a]	197,724	6,605,959
Whiting Petroleum Corp.[a]	27,110	1,175,761

		106,192,044
OIL & GAS SERVICES — 1.88%
Cameron International Corp.[a]	310,064	17,506,213
CARBO Ceramics Inc.[b]	32,496	2,545,737
Dresser-Rand Group Inc.[a]	123,890	6,955,185
FMC Technologies Inc.[a]	391,950	16,787,219
MRC Global Inc.[a]	22,073	613,188
Oceaneering International Inc.	177,398	9,542,238
Oil States International Inc.[a]	77,477	5,542,705
RPC Inc.[b]	87,246	1,067,891
SEACOR Holdings Inc.	15,618	1,308,788

		61,869,164
PACKAGING & CONTAINERS — 0.85%
Ball Corp.	256,987	11,500,168
Crown Holdings Inc.[a]	58,841	2,165,937
Owens-Illinois Inc.[a]	199,690	4,247,406
Packaging Corp. of America	147,454	5,672,556
Rock-Tenn Co. Class A	13,278	928,265
Silgan Holdings Inc.	80,365	3,342,380

		27,856,712
PHARMACEUTICALS — 4.69%
AmerisourceBergen Corp.	386,380	16,683,888

324

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

BioMarin Pharmaceutical Inc.[a,b]	200,294	$9,864,480
Catamaran Corp.[a,b]	335,426	15,801,919
DENTSPLY International Inc.	103,300	4,091,713
Endo Health Solutions Inc.[a]	121,549	3,193,092
Herbalife Ltd.[b]	177,093	5,833,444
Mead Johnson Nutrition Co. Class A	334,227	22,022,217
Medivation Inc.[a]	118,746	6,075,045
Mylan Inc.[a]	611,448	16,802,591
Onyx Pharmaceuticals Inc.[a,b]	105,569	7,973,627
Patterson Companies Inc.	141,952	4,859,017
Perrigo Co.	153,134	15,930,530
Salix Pharmaceuticals Ltd.[a]	95,619	3,870,657
Warner Chilcott PLC Class A	273,079	3,287,871
Watson Pharmaceuticals Inc.[a]	208,854	17,961,444

		154,251,535
PIPELINES — 0.44%
ONEOK Inc.	340,711	14,565,395

		14,565,395
REAL ESTATE — 0.36%
Alexander & Baldwin Inc.[a]	4,660	136,864
CBRE Group Inc. Class Aa	537,738	10,700,986
Realogy Holdings Corp.[a]	20,360	854,306
St. Joe Co. (The)[a,b]	12,016	277,329

		11,969,485
REAL ESTATE INVESTMENT TRUSTS — 3.27%
American Campus Communities Inc.	16,618	766,588
Apartment Investment and Management Co. Class A	168,049	4,547,406
Boston Properties Inc.	41,432	4,383,920
BRE Properties Inc. Class A	35,561	1,807,566
Camden Property Trust	98,964	6,750,334
Digital Realty Trust Inc.	199,600	13,550,844
Equity Lifestyle Properties, Inc.	55,723	3,749,601
Essex Property Trust Inc.[b]	57,687	8,459,798
Extra Space Storage Inc.	113,220	4,120,076
Federal Realty Investment Trust[b]	82,237	8,554,293
HCP Inc.	51,711	2,336,303
Home Properties Inc.	44,635	2,736,572
Kilroy Realty Corp.	9,361	443,430
Mid-America Apartment Communities Inc.[b]	63,075	4,084,106
Plum Creek Timber Co. Inc.[b]	264,845	11,751,173
Post Properties Inc.	36,287	1,812,536

Security	Shares	Value

Rayonier Inc.[b]	159,126	$8,247,500
Regency Centers Corp.	89,099	4,198,345
Tanger Factory Outlet Centers Inc.	151,996	5,198,263
Taubman Centers Inc.	29,643	2,333,497
Weyerhaeuser Co.	282,579	7,861,348

		107,693,499
RETAIL — 10.39%
Advance Auto Parts Inc.	120,496	8,717,886
American Eagle Outfitters Inc.	249,469	5,116,609
Ascena Retail Group Inc.[a]	200,745	3,711,775
AutoNation Inc.[a]	30,870	1,225,539
AutoZone Inc.[a]	62,404	22,117,850
Bed Bath & Beyond Inc.[a]	381,095	21,307,021
Big Lots Inc.[a,b]	98,094	2,791,755
Brinker International Inc.	123,113	3,815,272
CarMax Inc.[a]	67,866	2,547,690
Chico’s FAS Inc.	193,758	3,576,773
Chipotle Mexican Grill Inc.[a]	51,967	15,458,104
Copart Inc.[a]	167,038	4,927,621
Darden Restaurants Inc.	210,945	9,507,291
Dick’s Sporting Goods Inc.	152,317	6,928,900
Dollar General Corp.[a]	302,771	13,349,173
Dollar Tree Inc.a	380,224	15,421,885
DSW Inc. Class A	50,769	3,335,016
Dunkin’ Brands Group Inc.	117,035	3,883,221
Family Dollar Stores Inc.	158,604	10,057,080
Foot Locker Inc.	51,213	1,644,962
Gap Inc. (The)	496,594	15,414,278
GNC Holdings Inc. Class A	113,431	3,774,984
Kohl’s Corp.	26,453	1,136,950
Limited Brands Inc.	395,705	18,621,877
Macy’s Inc.	91,723	3,579,031
MSC Industrial Direct Co. Inc. Class A	74,673	5,628,851
Nordstrom Inc.	257,770	13,790,695
Nu Skin Enterprises Inc. Class A	88,208	3,268,106
O’Reilly Automotive Inc.[a]	194,886	17,426,706
Panera Bread Co. Class Aa,b	46,551	7,393,695
PetSmart Inc.	177,674	12,142,241
PVH Corp.	106,507	11,823,342
Ross Stores Inc.	371,357	20,108,982
Sally Beauty Holdings Inc.[a]	237,710	5,602,825
Tiffany & Co.	174,700	10,017,298
Tractor Supply Co.	118,169	10,441,413

325

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Ulta Salon, Cosmetics & Fragrance Inc.	103,075	$10,128,149
Urban Outfitters Inc.[a]	174,772	6,879,026
Williams-Sonoma Inc.	81,061	3,548,040
World Fuel Services Corp.	37,705	1,552,315

		341,720,227
SAVINGS & LOANS — 0.04%
People’s United Financial Inc.	119,137	1,440,366

		1,440,366
SEMICONDUCTORS — 3.11%
Advanced Micro Devices Inc.[a,b]	1,025,914	2,462,194
Altera Corp.	528,867	18,214,179
Analog Devices Inc.	42,137	1,772,282
Atmel Corp.[a]	62,568	409,820
Avago Technologies Ltd.	376,406	11,917,014
Cypress Semiconductor Corp.[a]	139,550	1,512,722
Freescale Semiconductor Ltd.[a,b]	75,380	829,934
Lam Research Corp.[a]	89,135	3,220,447
Linear Technology Corp.	377,402	12,944,889
LSI Corp.[a]	931,113	6,592,280
Maxim Integrated Products Inc.	239,152	7,031,069
Microchip Technology Inc.	317,679	10,353,159
Rovi Corp.[a]	37,131	572,931
Silicon Laboratories Inc.[a]	64,421	2,693,442
Skyworks Solutions Inc.[a]	277,602	5,635,321
Teradyne Inc.[a]	35,822	605,033
Xilinx Inc.	432,594	15,530,125

		102,296,841
SOFTWARE — 6.12%
Akamai Technologies Inc.[a]	271,596	11,110,992
ANSYS Inc.[a]	152,840	10,292,246
Autodesk Inc.[a]	378,759	13,389,131
BMC Software Inc.[a,b]	264,253	10,480,274
Broadridge Financial Solutions Inc.	205,284	4,696,898
CA Inc.	33,827	743,517
Cerner Corp.[a]	237,505	18,439,888
Citrix Systems Inc.[a]	305,210	20,067,557
Compuware Corp.[a]	20,155	219,085
Concur Technologies Inc.[a,b]	74,787	5,049,618
Dun & Bradstreet Corp. (The)[b]	49,588	3,900,096
Fiserv Inc.[a]	185,019	14,622,052
Informatica Corp.[a]	177,506	5,381,982

Security	Shares	Value

Intuit Inc.	481,403	$28,643,478
MSCI Inc. Class Aa,b	198,802	6,160,874
NetSuite Inc.[a,b]	51,731	3,481,496
Nuance Communications Inc.[a,b]	396,062	8,840,104
Red Hat Inc.[a]	316,137	16,742,616
ServiceNow Inc.[a]	18,128	544,384
SolarWinds Inc.[a]	101,050	5,300,073
Solera Holdings Inc.	113,829	6,086,437
VeriFone Systems Inc.[a]	176,527	5,239,321
Workday Inc. Class Aa	31,832	1,734,844

		201,166,963
TELECOMMUNICATIONS — 2.85%
Acme Packet Inc.[a]	95,536	2,113,256
Crown Castle International Corp.[a]	480,328	34,660,468
EchoStar Corp. Class Aa	16,477	563,843
Harris Corp.	54,999	2,692,751
IPG Photonics Corp.	52,340	3,488,461
Level 3 Communications Inc.[a,b]	137,359	3,174,367
NeuStar Inc. Class Aa	109,658	4,597,960
Palo Alto Networks Inc.[a]	8,881	475,311
SBA Communications Corp. Class Aa,b	198,794	14,118,350
tw telecom inc.[a]	246,530	6,279,119
Virgin Media Inc.[b]	455,318	16,732,937
Windstream Corp.	573,062	4,744,953

		93,641,776
TEXTILES — 0.10%
Cintas Corp.	80,993	3,312,614

		3,312,614
TOYS, GAMES & HOBBIES — 0.67%
Hasbro Inc.	170,755	6,130,104
Mattel Inc.	432,109	15,823,832

		21,953,936
TRANSPORTATION — 1.89%
C.H. Robinson Worldwide Inc.	266,558	16,851,797
Con-way Inc.	49,962	1,389,943
Expeditors International of Washington Inc.	314,745	12,448,165
Golar LNG Ltd.	71,667	2,635,912
J.B. Hunt Transport Services Inc.	147,207	8,789,730
Kansas City Southern Industries Inc.	140,706	11,746,137
Kirby Corp.[a,b]	67,810	4,196,761
Landstar System Inc.	77,144	4,046,974

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Matson Inc.	4,660	$115,195

		62,220,614
WATER — 0.02%
Aqua America Inc.	24,943	634,051

		634,051

Total COMMON STOCKS
(Cost: $2,901,786,157)		3,285,508,080

SHORT-TERM INVESTMENTS — 7.83%

MONEY MARKET FUNDS — 7.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	238,011,829	238,011,829
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	16,967,108	16,967,108
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	2,441,792	2,441,792

		257,420,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,420,729)		257,420,729

TOTAL INVESTMENTS IN SECURITIES — 107.72%
(Cost: $3,159,206,886)		3,542,928,809
Other Assets, Less Liabilities — (7.72)%		(253,942,809)

NET ASSETS — 100.00%		$3,288,986,000

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

327

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.73%

ADVERTISING — 0.22%
Clear Channel Outdoor Holdings Inc. Class Aa	30,106	$211,344
Interpublic Group of Companies Inc. (The)	700,774	7,722,529
Lamar Advertising Co. Class Aa	18,089	700,949

		8,634,822
AEROSPACE & DEFENSE — 0.66%
Alliant Techsystems Inc.	56,007	3,470,194
Exelis Inc.	312,919	3,526,597
L-3 Communications Holdings Inc.	163,082	12,495,343
Spirit AeroSystems Holdings Inc. Class Aa	153,640	2,607,271
Triumph Group Inc.	55,535	3,626,435

		25,725,840
AGRICULTURE — 0.45%
Bunge Ltd.[b]	244,237	17,753,588

		17,753,588
AIRLINES — 0.46%
Copa Holdings SA Class A	10,712	1,065,309
Delta Air Lines Inc.[a]	516,452	6,130,285
Southwest Airlines Co.	1,035,709	10,605,660

		17,801,254
APPAREL — 0.02%
Deckers Outdoor Corp.[a,b]	22,906	922,425

		922,425
AUTO MANUFACTURERS — 0.72%
Navistar International Corp.[a,b]	119,135	2,593,569
Oshkosh Corp.[a]	152,662	4,526,428
PACCAR Inc.	463,756	20,966,409

		28,086,406
AUTO PARTS & EQUIPMENT — 0.56%
Lear Corp.	167,659	7,853,148
TRW Automotive Holdings Corp.[a,b]	169,407	9,081,909
Visteon Corp.[a,b]	82,220	4,425,080
WABCO Holdings Inc.[a]	8,140	530,647

		21,890,784
BANKS — 5.74%
Associated Banc-Corp	291,908	3,829,833
Bank of Hawaii Corp.	75,794	3,338,726

Security	Shares	Value

BOK Financial Corp.	43,266	$2,356,266
CapitalSource Inc.	361,010	2,736,456
CIT Group Inc.[a]	336,127	12,987,947
City National Corp.	77,768	3,851,071
Comerica Inc.	329,208	9,988,171
Commerce Bancshares Inc.	133,550	4,682,263
Cullen/Frost Bankers Inc.	88,789	4,818,579
East West Bancorp Inc.	244,420	5,252,586
Fifth Third Bancorp	1,544,937	23,467,593
First Citizens BancShares Inc. Class A	8,686	1,420,161
First Horizon National Corp.	424,592	4,207,707
First Republic Bank	171,535	5,622,917
Fulton Financial Corp.	336,800	3,236,648
Huntington Bancshares Inc.	1,447,317	9,248,355
KeyCorp	1,595,338	13,432,746
M&T Bank Corp.	212,579	20,932,654
Northern Trust Corp.	360,854	18,100,437
Popular Inc.[a]	172,496	3,586,192
Regions Financial Corp.	2,364,130	16,832,605
Signature Bank[a,b]	67,883	4,842,773
SunTrust Banks Inc.	903,439	25,612,496
SVB Financial Group[a]	74,473	4,168,254
Synovus Financial Corp.	1,072,698	2,628,110
TCF Financial Corp.	272,027	3,305,128
Valley National Bancorp[b]	330,776	3,076,217
Zions Bancorp	307,612	6,582,897

		224,145,788
BEVERAGES — 1.34%
Beam Inc.	263,790	16,114,931
Brown-Forman Corp. Class B NVS	32,052	2,027,289
Coca-Cola Enterprises Inc.	465,539	14,771,553
Constellation Brands Inc. Class Aa	248,333	8,788,505
Green Mountain Coffee Roasters Inc.[a,b]	35,365	1,462,696
Molson Coors Brewing Co. Class B NVS	214,389	9,173,705

		52,338,679
BIOTECHNOLOGY — 0.46%
Bio-Rad Laboratories Inc. Class Aa	33,989	3,570,545
Charles River Laboratories International Inc.[a]	29,789	1,116,194
Life Technologies Corp.[a]	270,818	13,291,747

		17,978,486

328

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

BUILDING MATERIALS — 0.45%
Fortune Brands Home & Security Inc.[a]	222,888	$6,512,787
Martin Marietta Materials Inc.	37,578	3,542,854
Owens Corninga,[b]	203,557	7,529,574

		17,585,215
CHEMICALS — 1.60%
Albemarle Corp.	65,484	4,067,866
Ashland Inc.	131,325	10,559,843
Cabot Corp.	106,375	4,232,661
CF Industries Holdings Inc.	85,835	17,438,239
Cytec Industries Inc.	76,759	5,283,322
Eastman Chemical Co.	46,533	3,166,571
Huntsman Corp.	321,980	5,119,482
Intrepid Potash Inc.	48,280	1,027,881
Kronos Worldwide Inc.[b]	36,256	706,992
Rockwood Holdings Inc.	80,953	4,003,935
RPM International Inc.	134,990	3,963,307
W.R. Grace & Co.[a]	10,926	734,555
Westlake Chemical Corp.	25,941	2,057,121

		62,361,775
COAL — 0.81%
Alpha Natural Resources Inc.[a,b]	371,790	3,621,235
CONSOL Energy Inc.	380,865	12,225,766
Peabody Energy Corp.	455,937	12,132,484
Walter Energy Inc.	105,251	3,776,406

		31,755,891
COMMERCIAL SERVICES — 1.53%
Aaron’s Inc.	30,911	874,163
Booz Allen Hamilton Holding Corp.	42,329	589,220
CoreLogic Inc.[a]	162,759	4,381,472
Corrections Corp. of America	167,005	5,923,667
DeVry Inc.	110,377	2,619,246
Equifax Inc.	20,324	1,099,935
Genpact Ltd.	42,280	655,340
H&R Block Inc.	172,374	3,200,985
Hertz Global Holdings Inc.[a,b]	182,111	2,962,946
Iron Mountain Inc.	19,608	608,829
KAR Auction Services Inc.	49,980	1,011,595
Manpower Inc.	134,734	5,718,111
Paychex Inc.	37,178	1,157,723
Quanta Services Inc.[a]	349,799	9,546,015
R.R. Donnelley & Sons Co.[b]	302,236	2,720,124

Security	Shares	Value

SAIC Inc.	308,007	$3,486,639
Service Corp. International	362,747	5,009,536
Total System Services Inc.	38,890	833,024
Towers Watson & Co. Class A	102,258	5,747,922
Verisk Analytics Inc. Class Aa	33,893	1,728,543

		59,875,035
COMPUTERS — 1.70%
Brocade Communications Systems Inc.[a]	764,881	4,076,816
Computer Sciences Corp.	259,793	10,404,710
Diebold Inc.	97,442	2,982,699
DST Systems Inc.	46,927	2,843,776
Lexmark International Inc. Class A	110,267	2,557,092
NetApp Inc.[a]	200,901	6,740,228
SanDisk Corp.[a]	407,823	17,764,770
Stratasys Ltd.[a]	28,388	2,275,298
Synopsys Inc.[a]	227,176	7,233,284
Western Digital Corp.	220,381	9,363,989

		66,242,662
COSMETICS & PERSONAL CARE — 0.06%
Avon Products Inc.	167,340	2,403,002

		2,403,002
DISTRIBUTION & WHOLESALE — 0.41%
Arrow Electronics Inc.[a]	178,735	6,806,229
Ingram Micro Inc. Class Aa	254,167	4,300,505
WESCO International Inc.[a,b]	73,342	4,945,451

		16,052,185
DIVERSIFIED FINANCIAL SERVICES — 2.86%
Affiliated Managers Group Inc.[a]	21,886	2,848,463
Air Lease Corp.[a]	114,132	2,453,838
Ameriprise Financial Inc.	348,337	21,816,346
CBOE Holdings Inc.	20,836	613,829
E*TRADE Financial Corp.[a]	481,641	4,310,687
Federated Investors Inc. Class B	26,013	526,243
Interactive Brokers Group Inc. Class A	69,029	944,317
Invesco Ltd.	753,072	19,647,649
Janus Capital Group Inc.	316,573	2,697,202
Jefferies Group Inc.	236,334	4,388,722
Legg Mason Inc.	222,466	5,721,826
LPL Financial Holdings Inc.	10,945	308,211
NASDAQ OMX Group Inc. (The)	196,030	4,902,710
NYSE Euronext Inc.	425,145	13,409,073

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Raymond James Financial Inc.	191,299	$7,370,750
SLM Corp.	776,802	13,306,618
TD Ameritrade Holding Corp.	390,299	6,560,926

		111,827,410
ELECTRIC — 7.57%
AES Corp. (The)	1,073,962	11,491,393
Alliant Energy Corp.	186,705	8,198,217
Ameren Corp.	406,105	12,475,546
Calpine Corp.[a,b]	677,271	12,278,923
CMS Energy Corp.	437,866	10,675,173
DTE Energy Co.	284,748	17,099,117
Edison International	546,983	24,718,162
Entergy Corp.	297,691	18,977,801
Great Plains Energy Inc.	227,118	4,612,767
Hawaiian Electric Industries Inc.	160,841	4,043,543
Integrys Energy Group Inc.	131,812	6,883,223
MDU Resources Group Inc.	317,666	6,747,226
National Fuel Gas Co.	121,076	6,137,342
Northeast Utilities	526,825	20,588,321
NRG Energy Inc.	538,448	12,378,919
NV Energy Inc.	397,005	7,201,671
OGE Energy Corp.	165,017	9,292,107
Pepco Holdings Inc.[b]	384,110	7,532,397
Pinnacle West Capital Corp.	183,248	9,341,983
PPL Corp.	973,466	27,870,332
SCANA Corp.	196,138	8,951,738
TECO Energy Inc.	362,833	6,081,081
Westar Energy Inc.	212,435	6,079,890
Wisconsin Energy Corp.	385,731	14,214,187
Xcel Energy Inc.	817,824	21,844,079

		295,715,138
ELECTRICAL COMPONENTS & EQUIPMENT — 0.52%
Energizer Holdings Inc.	104,259	8,338,635
General Cable Corp.[a,b]	78,969	2,401,447
GrafTech International Ltd.[a,b]	198,705	1,865,840
Hubbell Inc. Class B	17,157	1,451,997
Molex Inc.	230,738	6,306,069

		20,363,988
ELECTRONICS — 0.90%
Avnet Inc.[a]	231,394	7,082,970
AVX Corp.	81,142	874,711
FLIR Systems Inc.	48,541	1,082,950

Security	Shares	Value

Garmin Ltd.[b]	168,893	$6,894,212
Itron Inc.[a]	67,033	2,986,320
Jabil Circuit Inc.	254,656	4,912,314
PerkinElmer Inc.	190,588	6,049,263
Tech Data Corp.[a,b]	63,331	2,883,461
Vishay Intertechnology Inc.[a,b]	222,401	2,364,123

		35,130,324
ENGINEERING & CONSTRUCTION — 1.11%
AECOM Technology Corp.[a]	190,601	4,536,304
Chicago Bridge & Iron Co. NV	62,482	2,896,041
Engility Holdings Inc.[a,b]	27,423	528,167
Fluor Corp.	72,036	4,231,394
Jacobs Engineering Group Inc.[a]	217,158	9,244,416
KBR Inc.	248,293	7,428,926
McDermott International Inc.[a]	396,590	4,370,422
Shaw Group Inc. (The)[a]	110,193	5,136,096
URS Corp.	126,641	4,971,926

		43,343,692
ENTERTAINMENT — 0.41%
Dolby Laboratories Inc. Class A	35,900	1,052,947
DreamWorks Animation SKG Inc. Class Aa,b	113,891	1,887,174
International Game Technology	200,886	2,846,555
Madison Square Garden Inc. Class Aa	95,264	4,224,958
Penn National Gaming Inc.[a]	101,144	4,967,182
Regal Entertainment Group Class A	87,314	1,218,030

		16,196,846
ENVIRONMENTAL CONTROL — 0.63%
Covanta Holding Corp.	169,768	3,127,126
Republic Services Inc.	507,520	14,885,562
Waste Connections Inc.	195,421	6,603,276

		24,615,964
FOOD — 2.33%
Campbell Soup Co.	62,722	2,188,371
ConAgra Foods Inc.	697,733	20,583,123
Dean Foods Co.[a]	44,496	734,629
H.J. Heinz Co.	201,862	11,643,400
Hillshire Brands Co.	29,470	829,286
Hormel Foods Corp.	96,723	3,018,725
Ingredion Inc.	101,082	6,512,713
J.M. Smucker Co. (The)	187,519	16,171,638
Ralcorp Holdings Inc.[a]	92,405	8,284,108

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Safeway Inc.[b]	348,829	$6,310,317
Smithfield Foods Inc.[a]	234,526	5,058,726
Tyson Foods Inc. Class A	486,422	9,436,587
WhiteWave Foods Co. Class Aa	15,146	235,369

		91,006,992
FOREST PRODUCTS & PAPER — 1.12%
Domtar Corp.	61,075	5,100,984
International Paper Co.	733,915	29,239,174
MeadWestvaco Corp.	289,430	9,224,134

		43,564,292
GAS — 2.13%
AGL Resources Inc.	197,383	7,889,399
Atmos Energy Corp.	150,254	5,276,920
CenterPoint Energy Inc.	715,222	13,768,023
NiSource Inc.	520,936	12,966,097
Questar Corp.	233,688	4,617,675
Sempra Energy	404,445	28,691,328
UGI Corp.	187,570	6,135,415
Vectren Corp.	136,514	4,013,512

		83,358,369
HAND & MACHINE TOOLS — 0.96%
Kennametal Inc.	134,829	5,393,160
Regal Beloit Corp.	69,843	4,921,836
Snap-on Inc.	77,805	6,145,817
Stanley Black & Decker Inc.	287,048	21,232,941

		37,693,754
HEALTH CARE — PRODUCTS — 2.48%
Alere Inc.[a,b]	134,958	2,496,723
Boston Scientific Corp.[a]	2,392,332	13,708,062
CareFusion Corp.[a]	371,444	10,615,870
Cooper Companies Inc. (The)	55,875	5,167,320
Henry Schein Inc.[a,b]	64,740	5,208,980
Hill-Rom Holdings Inc.	104,672	2,983,152
Hologic Inc.[a]	442,871	8,870,706
Hospira Inc.[a]	276,432	8,635,736
QIAGEN NVa,b	396,179	7,190,649
Sirona Dental Systems Inc.[a]	76,425	4,926,355
St. Jude Medical Inc.	120,988	4,372,506
Teleflex Inc.	68,150	4,859,777
Zimmer Holdings Inc.	265,344	17,687,831

		96,723,667

Security	Shares	Value

HEALTH CARE — SERVICES — 2.93%
Brookdale Senior Living Inc.[a]	163,718	$4,145,340
Cigna Corp.	483,958	25,872,395
Community Health Systems Inc.	151,843	4,667,654
Covance Inc.[a,b]	87,429	5,050,773
Coventry Health Care Inc.	224,025	10,043,041
HCA Holdings Inc.	98,023	2,957,354
Health Management Associates Inc. Class Aa	432,272	4,028,775
Health Net Inc.[a]	139,687	3,394,394
Humana Inc.	273,132	18,745,049
LifePoint Hospitals Inc.[a]	81,876	3,090,819
MEDNAX Inc.[a,b]	82,733	6,578,928
Quest Diagnostics Inc.	234,224	13,648,232
Tenet Healthcare Corp.[a]	162,504	5,276,505
Universal Health Services Inc. Class B	141,765	6,854,338

		114,353,597
HOLDING COMPANIES — DIVERSIFIED — 0.50%
American Capital Ltd.[a]	532,796	6,393,552
Ares Capital Corp.	417,575	7,307,562
Leucadia National Corp.	252,091	5,997,245

		19,698,359
HOME BUILDERS — 1.04%
D.R. Horton Inc.	433,570	8,576,015
Lennar Corp. Class Ab	270,790	10,471,449
NVR Inc.[a]	967	889,640
PulteGroup Inc.[a]	572,805	10,402,139
Thor Industries Inc.	66,936	2,505,414
Toll Brothers Inc.[a,b]	241,979	7,823,181

		40,667,838
HOME FURNISHINGS — 0.47%
Harman International Industries Inc.	118,550	5,292,072
Whirlpool Corp.	129,316	13,157,903

		18,449,975
HOUSEHOLD PRODUCTS & WARES — 0.81%
Avery Dennison Corp.	173,166	6,046,957
Church & Dwight Co. Inc.	90,018	4,822,264
Clorox Co. (The)	204,192	14,950,938
Jarden Corp.	102,619	5,305,402
Scotts Miracle-Gro Co. (The) Class A	8,379	369,095

		31,494,656

331

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

HOUSEWARES — 0.28%
Newell Rubbermaid Inc.	485,240	$10,806,295

		10,806,295
INSURANCE — 7.36%
Alleghany Corp.[a]	28,320	9,499,094
Allied World Assurance Co. Holdings Ltd.	29,863	2,353,204
American Financial Group Inc.	134,544	5,317,179
American National Insurance Co.	12,268	837,782
Aon PLC	501,250	27,869,500
Arch Capital Group Ltd.[a,b]	201,334	8,862,723
Aspen Insurance Holdings Ltd.	119,161	3,822,685
Assurant Inc.	136,555	4,738,459
Assured Guaranty Ltd.	289,063	4,113,367
Axis Capital Holdings Ltd.	174,563	6,046,862
Brown & Brown Inc.	177,510	4,519,405
Cincinnati Financial Corp.	244,396	9,570,547
CNA Financial Corp.	44,572	1,248,462
Endurance Specialty Holdings Ltd.	65,322	2,592,630
Everest Re Group Ltd.	88,277	9,706,056
Fidelity National Financial Inc. Class A	374,767	8,825,763
Genworth Financial Inc. Class Aa	825,920	6,202,659
Hanover Insurance Group Inc. (The)	41,398	1,603,759
Hartford Financial Services Group Inc. (The)	737,911	16,558,723
HCC Insurance Holdings Inc.	169,000	6,288,490
Kemper Corp.	82,664	2,438,588
Lincoln National Corp.	477,730	12,373,207
Markel Corp.[a]	16,120	6,986,730
MBIA Inc.[a,b]	237,594	1,865,113
Mercury General Corp.	36,573	1,451,582
Old Republic International Corp.	433,194	4,613,516
PartnerRe Ltd.	103,173	8,304,395
Principal Financial Group Inc.	502,380	14,327,878
ProAssurance Corp.	103,076	4,348,776
Progressive Corp. (The)	1,026,452	21,658,137
Protective Life Corp.	134,986	3,857,900
Reinsurance Group of America Inc.	124,058	6,639,584
RenaissanceRe Holdings Ltd.	81,266	6,603,675
StanCorp Financial Group Inc.	74,493	2,731,658
Torchmark Corp.	165,758	8,564,716
Unum Group	478,477	9,961,891
Validus Holdings Ltd.[b]	149,072	5,154,910

Security	Shares	Value

W.R. Berkley Corp.	186,695	$7,045,869
White Mountains Insurance Group Ltd.[b]	9,993	5,146,395
XL Group PLC	521,727	13,074,479

		287,726,348
INTERNET — 1.37%
AOL Inc.[a,b]	104,890	3,105,793
Expedia Inc.	54,545	3,351,790
HomeAway Inc.[a]	6,250	137,500
IAC/InterActiveCorp	112,018	5,298,451
Liberty Interactive Corp. Series Aa	801,350	15,770,568
Liberty Ventures Series Aa	53,130	3,600,089
Symantec Corp.[a]	1,141,688	21,475,151
VeriSign Inc.[a]	20,875	810,368

		53,549,710
IRON & STEEL — 1.58%
Allegheny Technologies Inc.	180,260	5,472,694
Carpenter Technology Corp.	68,950	3,559,889
Cliffs Natural Resources Inc.	239,489	9,234,696
Commercial Metals Co.	194,669	2,892,781
Nucor Corp.	532,405	22,989,248
Reliance Steel & Aluminum Co.	126,315	7,844,161
Steel Dynamics Inc.	289,638	3,976,730
United States Steel Corp.[b]	240,651	5,744,339

		61,714,538
LEISURE TIME — 0.22%
Royal Caribbean Cruises Ltd.	254,865	8,665,410

		8,665,410
LODGING — 0.34%
Choice Hotels International Inc.	40,782	1,371,091
Hyatt Hotels Corp. Class Aa,b	76,214	2,939,574
Marriott International Inc. Class A	34,279	1,277,578
MGM Resorts International[a]	668,630	7,782,853

		13,371,096
MACHINERY — 1.00%
AGCO Corp.[a]	163,594	8,035,737
CNH Global NV	47,200	1,901,688
Flowserve Corp.	6,585	966,678
Gardner Denver Inc.	84,232	5,769,892
IDEX Corp.	113,919	5,300,651
Manitowoc Co. Inc. (The)	54,532	855,062
Nordson Corp.	8,216	518,594

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Terex Corp.[a,b]	185,562	$5,216,148
Xylem Inc.	278,013	7,534,152
Zebra Technologies Corp. Class Aa	73,997	2,906,602

		39,005,204
MANUFACTURING — 3.02%
AptarGroup Inc.	74,194	3,540,538
Carlisle Companies Inc.	94,599	5,558,637
Colfax Corp.[a]	57,240	2,309,634
Crane Co.	82,118	3,800,421
Dover Corp.	308,523	20,273,046
Eaton Corp. PLC	630,968	34,198,466
Harsco Corp.	136,964	3,218,654
Ingersoll-Rand PLC	89,716	4,302,779
ITT Corp.	118,389	2,777,406
Leggett & Platt Inc.	235,961	6,422,858
Parker Hannifin Corp.	139,045	11,827,168
SPX Corp.	59,356	4,163,823
Textron Inc.	440,067	10,909,261
Trinity Industries Inc.	134,914	4,832,620

		118,135,311
MEDIA — 1.11%
Cablevision NY Group Class A	301,257	4,500,780
DISH Network Corp. Class A	75,056	2,732,038
Gannett Co. Inc.	392,706	7,072,635
John Wiley & Sons Inc. Class A	45,110	1,756,132
Liberty Media Corp. Series Aa	170,515	19,781,445
Nielsen Holdings NVa	153,860	4,706,578
Washington Post Co. (The) Class B	7,211	2,633,529

		43,183,137
METAL FABRICATE & HARDWARE — 0.16%
Timken Co. (The)	134,022	6,410,272

		6,410,272
MINING — 0.76%
Alcoa Inc.	1,785,459	15,497,784
Molycorp Inc.[a,b]	91,572	864,440
Tahoe Resources Inc.[a]	105,423	1,931,349
Vulcan Materials Co.	216,588	11,273,406

		29,566,979
MISCELLANEOUS — MANUFACTURING — 0.44%
Pentair Ltd. Registered	351,720	17,287,038

		17,287,038

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.40%
Pitney Bowes Inc.	109,425	$1,164,282
Xerox Corp.	2,129,915	14,526,020

		15,690,302
OIL & GAS — 7.73%
Atwood Oceanics Inc.a,[b]	65,506	2,999,520
Cheniere Energy Inc.[a]	124,815	2,344,026
Chesapeake Energy Corp.	1,113,017	18,498,342
Cimarex Energy Co.	144,275	8,328,996
Cobalt International Energy Inc.[a]	18,416	452,297
Denbury Resources Inc.[a,b]	653,868	10,592,662
Diamond Offshore Drilling Inc.	115,194	7,828,584
Energen Corp.	120,553	5,435,735
EQT Corp.	220,324	12,994,709
EXCO Resources Inc.	210,523	1,425,241
Helmerich & Payne Inc.	124,117	6,951,793
HollyFrontier Corp.	346,132	16,112,445
Laredo Petroleum Holdings Inc.[a,b]	3,147	57,149
Marathon Petroleum Corp.	571,527	36,006,201
Murphy Oil Corp.	326,263	19,428,962
Nabors Industries Ltd.[a]	488,467	7,058,348
Newfield Exploration Co.[a]	226,873	6,075,659
Noble Energy Inc.	232,257	23,629,827
Patterson-UTI Energy Inc.[b]	263,058	4,900,770
Pioneer Natural Resources Co.	34,078	3,632,374
Plains Exploration & Production Co.[a]	215,756	10,127,587
QEP Resources Inc.	298,589	9,038,289
Rowan Companies PLC[a]	208,869	6,531,334
SandRidge Energy Inc.[a,b]	823,676	5,230,343
SM Energy Co.	18,205	950,483
Southwestern Energy Co.[a]	382,183	12,768,734
Tesoro Corp.	234,876	10,346,288
Ultra Petroleum Corp.[a,b]	257,197	4,662,982
Unit Corp.[a]	82,069	3,697,208
Valero Energy Corp.	927,636	31,650,940
Whiting Petroleum Corp.[a]	169,750	7,362,057
WPX Energy Inc.[a,b]	334,382	4,975,604

		302,095,489
OIL & GAS SERVICES — 0.36%
Cameron International Corp.[a]	96,033	5,422,023
MRC Global Inc.[a]	15,734	437,091
Oil States International Inc.[a]	12,621	902,907

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

RPC Inc.[b]	11,746	$143,771
SEACOR Holdings Inc.	19,664	1,647,843
Superior Energy Services Inc.[a]	264,981	5,490,406

		14,044,041
PACKAGING & CONTAINERS — 0.90%
Bemis Co. Inc.	171,941	5,753,146
Crown Holdings Inc.[a]	190,282	7,004,281
Greif Inc. Class A	52,710	2,345,595
Owens-Illinois Inc.[a]	72,123	1,534,056
Packaging Corp. of America	13,834	532,194
Rock-Tenn Co. Class A	105,291	7,360,894
Sealed Air Corp.	323,781	5,669,405
Sonoco Products Co.	170,137	5,058,173

		35,257,744
PHARMACEUTICALS — 0.89%
DENTSPLY International Inc.	130,952	5,187,009
Endo Health Solutions Inc.[a]	73,581	1,932,973
Forest Laboratories Inc.[a]	444,699	15,706,769
Mylan Inc.[a]	55,522	1,525,744
Omnicare Inc.	188,799	6,815,644
Patterson Companies Inc.	11,430	391,249
VCA Antech Inc.[a]	146,684	3,087,698

		34,647,086
REAL ESTATE — 0.52%
Alexander & Baldwin Inc.[a]	66,369	1,949,258
Forest City Enterprises Inc. Class Aa	249,554	4,030,297
Howard Hughes Corp. (The)[a]	46,407	3,388,639
Jones Lang LaSalle Inc.	73,535	6,172,528
Realogy Holdings Corp.[a]	60,864	2,553,854
St. Joe Co. (The)[a,b]	96,805	2,234,259

		20,328,835
REAL ESTATE INVESTMENT TRUSTS — 12.29%
Alexandria Real Estate Equities Inc.	104,426	7,238,810
American Campus Communities Inc.	155,560	7,175,983
American Capital Agency Corp.	571,785	16,547,458
Annaly Capital Management Inc.[b]	1,636,562	22,977,331
Apartment Investment and Management Co. Class A	69,439	1,879,019
AvalonBay Communities Inc.	191,964	26,028,399
BioMed Realty Trust Inc.	259,459	5,015,343
Boston Properties Inc.	209,090	22,123,813
Brandywine Realty Trust	242,036	2,950,419

Security	Shares	Value

BRE Properties Inc. Class A	91,480	$4,649,928
Camden Property Trust	33,214	2,265,527
CBL & Associates Properties Inc.[b]	250,113	5,304,897
Chimera Investment Corp.	1,725,904	4,504,609
CommonWealth REIT	140,438	2,224,538
Corporate Office Properties Trust	135,596	3,387,188
DDR Corp.[b]	399,837	6,261,447
Douglas Emmett Inc.	233,014	5,429,226
Duke Realty Corp.	448,275	6,217,574
Equity Lifestyle Properties, Inc.	11,870	798,732
Extra Space Storage Inc.	68,001	2,474,556
Federal Realty Investment Trust	23,106	2,403,486
General Growth Properties Inc.[b]	883,811	17,543,648
Hatteras Financial Corp.	164,586	4,083,379
HCP Inc.	705,371	31,868,662
Health Care REIT Inc.[b]	434,801	26,648,953
Home Properties Inc.[b]	39,727	2,435,662
Hospitality Properties Trust	205,863	4,821,312
Host Hotels & Resorts Inc.	1,208,450	18,936,412
Kilroy Realty Corp.[b]	116,114	5,500,320
Kimco Realty Corp.	681,125	13,159,335
Liberty Property Trust	174,348	6,236,428
Macerich Co. (The)	221,888	12,936,070
Mack-Cali Realty Corp.[b]	146,363	3,821,538
MFA Financial Inc.	600,589	4,870,777
Mid-America Apartment Communities Inc.	4,348	281,533
National Retail Properties Inc.[b]	180,130	5,620,056
Piedmont Office Realty Trust Inc. Class A	288,173	5,201,523
Post Properties Inc.	53,971	2,695,851
Prologis Inc.	772,698	28,195,750
Rayonier Inc.	43,078	2,232,733
Realty Income Corp.[b]	223,306	8,979,134
Regency Centers Corp.	60,134	2,833,514
Retail Properties of America Inc. Class A	145,479	1,741,384
Senior Housing Properties Trust	296,962	7,020,182
SL Green Realty Corp.[b]	150,267	11,517,966
Taubman Centers Inc.	58,342	4,592,682
UDR Inc.	414,693	9,861,400
Ventas Inc.	484,547	31,359,882
Vornado Realty Trust	311,658	24,957,573

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Weingarten Realty Investors[b]	202,294	$5,415,410
Weyerhaeuser Co.	611,732	17,018,384

		480,245,736
RETAIL — 3.23%
Abercrombie & Fitch Co. Class A	134,279	6,441,364
American Eagle Outfitters Inc.	74,009	1,517,925
AutoNation Inc.[a]	27,699	1,099,650
Best Buy Co. Inc.	453,055	5,368,702
CarMax Inc.[a]	312,450	11,729,373
Chico’s FAS Inc.	84,213	1,554,572
Dillard’s Inc. Class A	49,112	4,114,112
DSW Inc. Class A	3,657	240,228
Foot Locker Inc.	201,516	6,472,694
GameStop Corp. Class Ab	210,168	5,273,115
Guess? Inc.	102,753	2,521,559
J.C. Penney Co. Inc.[b]	268,599	5,294,086
Kohl’s Corp.	359,663	15,458,316
Macy’s Inc.	602,272	23,500,653
PVH Corp.	9,203	1,021,625
Sally Beauty Holdings Inc.[a]	17,532	413,229
Sears Holdings Corp.[a,b]	61,268	2,534,044
Sears Hometown and Outlet Stores Inc.[a]	13,336	434,220
Signet Jewelers Ltd.	142,294	7,598,500
Staples Inc.	1,153,538	13,150,333
Tiffany & Co.	34,270	1,965,042
Wendy’s Co. (The)	470,758	2,212,563
Williams-Sonoma Inc.	65,208	2,854,154
World Fuel Services Corp.	82,500	3,396,525

		126,166,584
SAVINGS & LOANS — 0.91%
BankUnited Inc.	58,628	1,432,868
Capitol Federal Financial Inc.	260,421	3,044,322
First Niagara Financial Group Inc.	588,875	4,669,779
Hudson City Bancorp Inc.	888,823	7,226,131
New York Community Bancorp Inc.	735,011	9,628,644
People’s United Financial Inc.	439,712	5,316,118
TFS Financial Corp.[a]	135,333	1,301,903
Washington Federal Inc.	179,218	3,023,408

		35,643,173
SEMICONDUCTORS — 3.32%
Analog Devices Inc.	458,692	19,292,585

Security	Shares	Value

Applied Materials Inc.	2,009,639	$22,990,270
Atmel Corp.[a,b]	683,660	4,477,973
Avago Technologies Ltd.	24,658	780,672
Cree Inc.[a,b]	195,511	6,643,464
Cypress Semiconductor Corp.[a]	100,684	1,091,415
Fairchild Semiconductor International Inc.[a,b]	213,438	3,073,507
Freescale Semiconductor Ltd.[a,b]	5,944	65,443
KLA-Tencor Corp.	280,086	13,376,907
Lam Research Corp.[a]	197,622	7,140,083
Marvell Technology Group Ltd.	740,363	5,375,035
Maxim Integrated Products Inc.	245,809	7,226,785
Micron Technology Inc.[a]	1,656,482	10,518,661
NVIDIA Corp.	1,035,762	12,729,515
ON Semiconductor Corp.[a]	764,017	5,386,320
PMC-Sierra Inc.[a]	351,575	1,831,706
Rovi Corp.[a]	140,941	2,174,720
Silicon Laboratories Inc.[a]	7,123	297,813
Skyworks Solutions Inc.[a]	35,638	723,451
Teradyne Inc.[a,b]	273,409	4,617,878

		129,814,203
SHIPBUILDING — 0.09%
Huntington Ingalls Industries Inc.	82,314	3,567,489

		3,567,489
SOFTWARE — 1.42%
Activision Blizzard Inc.	712,869	7,570,669
Akamai Technologies Inc.[a]	23,129	946,207
Allscripts Healthcare Solutions Inc.[a]	289,098	2,723,303
CA Inc.	560,050	12,309,899
Compuware Corp.[a]	348,170	3,784,608
Dun & Bradstreet Corp. (The)	24,771	1,948,239
Electronic Arts Inc.[a,b]	535,296	7,777,851
Fidelity National Information Services Inc.	419,909	14,617,032
Fiserv Inc.[a]	39,272	3,103,666
ServiceNow Inc.[a,b]	5,726	171,952
Workday Inc. Class Aa	9,709	529,141

		55,482,567
TELECOMMUNICATIONS — 2.54%
Amdocs Ltd.	282,394	9,598,572
Clearwire Corp. Class Aa	598,695	1,730,229
EchoStar Corp. Class Aa	48,165	1,648,206

335

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Frontier Communications Corp.[b]	1,681,329	$7,196,088
Harris Corp.	133,715	6,546,686
JDS Uniphase Corp.[a]	389,301	5,271,135
Juniper Networks Inc.[a]	886,373	17,434,957
Level 3 Communications Inc.[a,b]	132,457	3,061,081
MetroPCS Communications Inc.[a]	513,522	5,104,409
NII Holdings Inc.[a,b]	290,214	2,069,226
Palo Alto Networks Inc.[a]	2,837	151,836
Polycom Inc.[a,b]	301,080	3,149,297
Sprint Nextel Corp.[a]	5,033,207	28,538,284
Telephone & Data Systems Inc.	158,479	3,508,725
United States Cellular Corp.[a,b]	23,193	817,321
Windstream Corp.	401,163	3,321,630

		99,147,682
TEXTILES — 0.33%
Cintas Corp.	101,049	4,132,904
Mohawk Industries Inc.[a]	96,006	8,685,663

		12,818,567
TOYS, GAMES & HOBBIES — 0.14%
Hasbro Inc.	18,473	663,181
Mattel Inc.	128,533	4,706,878

		5,370,059
TRANSPORTATION — 0.55%
Con-way Inc.	42,386	1,179,178
Expeditors International of Washington Inc.	34,792	1,376,024
Kansas City Southern Industries Inc.	40,573	3,387,034
Kirby Corp.[a,b]	24,454	1,513,458
Matson Inc.	66,369	1,640,642
Ryder System Inc.	85,397	4,263,872
Teekay Corp.	60,981	1,957,490
Tidewater Inc.	85,973	3,841,274
UTi Worldwide Inc.	175,276	2,348,698

		21,507,670
TRUCKING & LEASING — 0.09%
GATX Corp.	78,662	3,406,065

		3,406,065
WATER — 0.42%
American Water Works Co. Inc.	294,942	10,951,196
Aqua America Inc.	208,630	5,303,375

		16,254,571

Security	Shares	Value

Total COMMON STOCKS
(Cost: $3,805,525,895)		$3,896,667,899

SHORT-TERM INVESTMENTS — 6.41%

MONEY MARKET FUNDS — 6.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	229,316,319	229,316,319
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	16,347,232	16,347,232
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	4,996,814	4,996,814

		250,660,365

TOTAL SHORT-TERM INVESTMENTS
(Cost: $250,660,365)		250,660,365

TOTAL INVESTMENTS IN SECURITIES — 106.14%
(Cost: $4,056,186,260)		4,147,328,264
Other Assets, Less Liabilities — (6.14)%		(239,999,392)

NET ASSETS — 100.00%		$3,907,328,872

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

336

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.08%
Boeing Co. (The)	3,801	$286,443
General Dynamics Corp.	1,612	111,663
Lockheed Martin Corp.	1,323	122,100
Northrop Grumman Corp.	1,276	86,232
Raytheon Co.	1,692	97,392
United Technologies Corp.	4,625	379,296

		1,083,126
AGRICULTURE — 2.33%
Altria Group Inc.	10,326	324,443
Archer-Daniels-Midland Co.	3,342	91,537
Philip Morris International Inc.	8,664	724,657
Reynolds American Inc.	1,671	69,230

		1,209,867
APPAREL — 0.52%
Coach Inc.	1,458	80,934
Nike Inc. Class B	3,670	189,372

		270,306
AUTO MANUFACTURERS — 0.69%
Ford Motor Co.	19,038	246,542
General Motors Co.[a]	3,886	112,033

		358,575
AUTO PARTS & EQUIPMENT — 0.20%
Johnson Controls Inc.	3,452	105,976

		105,976
BANKS — 8.47%
Bank of America Corp.	54,750	635,100
Bank of New York Mellon Corp. (The)	6,053	155,562
BB&T Corp.	3,545	103,195
Capital One Financial Corp.	2,945	170,604
Citigroup Inc.	14,880	588,653
Goldman Sachs Group Inc. (The)	2,496	318,390
J.P. Morgan Chase & Co.	19,335	850,160
Morgan Stanley	7,818	149,480
PNC Financial Services Group Inc. (The)[b]	2,683	156,446
State Street Corp.	2,479	116,538
U.S. Bancorp	9,612	307,007
Wells Fargo & Co.	24,886	850,603

		4,401,738
ERAGES — 2.42%
Coca-Cola Co. (The)	19,734	715,357
PepsiCo Inc.	7,937	543,129

		1,258,486
BIOTECHNOLOGY — 1.88%
Amgen Inc.	3,947	340,705

Security	Shares	Value

Biogen Idec Inc.[a]	1,216	$178,351
Celgene Corp.[a]	2,235	175,939
Gilead Sciences Inc.[a]	3,843	282,268

		977,263
CHEMICALS — 2.30%
Air Products and Chemicals Inc.	1,073	90,153
Dow Chemical Co. (The)	6,066	196,053
E.I. du Pont de Nemours and Co.	4,755	213,832
Ecolab Inc.	1,320	94,908
LyondellBasell Industries NV Class A	1,630	93,057
Monsanto Co.	2,707	256,218
Mosaic Co. (The)	1,505	85,228
Praxair Inc.	1,516	165,926

		1,195,375
COMMERCIAL SERVICES — 0.90%
ADT Corp. (The)	1,171	54,440
Automatic Data Processing Inc.	2,482	141,499
MasterCard Inc. Class A	550	270,204

		466,143
COMPUTERS — 8.49%
Accenture PLC Class A	3,267	217,256
Apple Inc.	4,748	2,530,826
Cognizant Technology Solutions Corp. Class Aa	1,545	114,407
Dell Inc.	7,482	75,793
EMC Corp.[a]	10,655	269,571
Hewlett-Packard Co.	10,034	142,985
International Business Machines Corp.	5,536	1,060,421

		4,411,259
COSMETICS & PERSONAL CARE — 2.44%
Colgate-Palmolive Co.	2,422	253,196
Estee Lauder Companies Inc. (The) Class A	1,168	69,916
Procter & Gamble Co. (The)	13,917	944,825

		1,267,937
DIVERSIFIED FINANCIAL SERVICES — 2.28%
American Express Co.	5,081	292,056
BlackRock Inc.[b]	646	133,534
Charles Schwab Corp. (The)	5,452	78,291
CME Group Inc.	1,686	85,497
Discover Financial Services	2,691	103,738
Franklin Resources Inc.	707	88,870
Visa Inc. Class A	2,652	401,990

		1,183,976
ELECTRIC — 2.47%
American Electric Power Co. Inc.	2,458	104,907
Consolidated Edison Inc.	1,486	82,532
Dominion Resources Inc.	2,900	150,220
Duke Energy Corp.	3,572	227,894

337

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2012

Security	Shares	Value

Exelon Corp.	4,326	$128,655
FirstEnergy Corp.	2,122	88,615
NextEra Energy Inc.	2,117	146,475
PG&E Corp.	2,143	86,106
Public Service Enterprise Group Inc.	2,567	78,550
Southern Co. (The)	4,408	188,707

		1,282,661
ELECTRICAL COMPONENTS & EQUIPMENT — 0.38%
Emerson Electric Co.	3,723	197,170

		197,170
ELECTRONICS — 0.84%
Honeywell International Inc.	3,954	250,961
Thermo Fisher Scientific Inc.	1,864	118,886
Tyco International Ltd.	2,349	68,708

		438,555
ENVIRONMENTAL CONTROL — 0.15%
Waste Management Inc.	2,349	79,255

		79,255
FOOD — 1.27%
General Mills Inc.	3,285	132,747
Kellogg Co.	1,226	68,472
Kraft Foods Group Inc.	2,999	136,364
Mondelez International Inc. Class A	8,997	229,154
Sysco Corp.	2,973	94,125

		660,862
HEALTH CARE — PRODUCTS — 1.56%
Baxter International Inc.	2,794	186,248
Becton, Dickinson and Co.	1,029	80,457
Covidien PLC	2,447	141,290
Intuitive Surgical Inc.[a]	202	99,055
Medtronic Inc.	5,263	215,888
Stryker Corp.	1,572	86,177

		809,115
HEALTH CARE — SERVICES — 0.89%
Aetna Inc.	1,763	81,627
UnitedHealth Group Inc.	5,265	285,574
WellPoint Inc.	1,548	94,304

		461,505
HOUSEHOLD PRODUCTS & WARES — 0.32%
Kimberly-Clark Corp.	1,990	168,016

		168,016
INSURANCE — 3.78%
ACE Ltd.	1,719	137,176
Aflac Inc.	2,373	126,054
Allstate Corp. (The)	2,489	99,983
American International Group Inc.[a]	3,272	115,502

Security	Shares	Value

Berkshire Hathaway Inc. Class Ba	9,046	$811,426
Chubb Corp. (The)	1,370	103,188
Loews Corp.	1,583	64,507
Marsh & McLennan Companies Inc.	2,772	95,551
MetLife Inc.	4,317	142,202
Prudential Financial Inc.	2,371	126,445
Travelers Companies Inc. (The)	1,974	141,773

		1,963,807
INTERNET — 3.91%
Amazon.com Inc.[a]	1,836	461,093
eBay Inc.[a]	5,878	299,896
Facebook Inc. Class Aa	2,138	56,935
Google Inc. Class Aa	1,314	932,112
Priceline.com Inc.[a]	253	157,164
Yahoo! Inc.[a]	6,185	123,081

		2,030,281
LEISURE TIME — 0.15%
Carnival Corp.	2,109	77,548

		77,548
LODGING — 0.18%
Las Vegas Sands Corp.	2,017	93,105

		93,105
MACHINERY — 1.11%
Caterpillar Inc.	3,311	296,599
Cummins Inc.	975	105,641
Deere & Co.	2,018	174,396

		576,636
MANUFACTURING — 3.37%
3M Co.	3,521	326,925
Danaher Corp.	2,946	164,681
General Electric Co.	53,812	1,129,514
Illinois Tool Works Inc.	2,161	131,411

		1,752,531
MEDIA — 4.03%
CBS Corp. Class B NVS	3,289	125,147
Comcast Corp. Class A	13,627	509,377
DIRECTV[a]	3,075	154,242
News Corp. Class A NVS	10,630	271,490
Thomson Reuters Corp.	1,882	54,691
Time Warner Cable Inc.	1,586	154,143
Time Warner Inc.	4,871	232,980
Viacom Inc. Class B NVS	2,679	141,291
Walt Disney Co. (The)	9,070	451,595

		2,094,956
METAL FABRICATE & HARDWARE — 0.27%
Precision Castparts Corp.	737	139,603

		139,603

338

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2012

Security	Shares	Value

MINING — 0.60%
Freeport-McMoRan Copper & Gold Inc.	4,816	$164,707
Newmont Mining Corp.	2,490	115,636
Southern Copper Corp.	822	31,121

		311,464
OIL & GAS — 9.24%
Anadarko Petroleum Corp.	2,535	188,376
Apache Corp.	1,983	155,665
Chevron Corp.	10,019	1,083,455
ConocoPhillips	6,417	372,122
Devon Energy Corp.	2,052	106,786
EOG Resources Inc.	1,368	165,241
Exxon Mobil Corp.	23,745	2,055,130
Hess Corp.	1,545	81,823
Marathon Oil Corp.	3,579	109,732
Occidental Petroleum Corp.	4,116	315,327
Phillips 66	3,173	168,486

		4,802,143
OIL & GAS SERVICES — 1.67%
Baker Hughes Inc.	2,225	90,869
Halliburton Co.	4,684	162,488
National Oilwell Varco Inc.	2,163	147,841
Schlumberger Ltd.	6,767	468,885

		870,083
PHARMACEUTICALS — 8.03%
Abbott Laboratories	7,984	522,952
Allergan Inc.	1,540	141,264
Bristol-Myers Squibb Co.	8,572	279,361
Cardinal Health Inc.	1,756	72,312
Eli Lilly and Co.	5,200	256,464
Express Scripts Holding Co.[a]	4,088	220,752
Johnson & Johnson	13,949	977,825
McKesson Corp.	1,195	115,867
Merck & Co. Inc.	15,451	632,564
Pfizer Inc.	38,033	953,868

		4,173,229
PIPELINES — 0.56%
Kinder Morgan Inc.	2,479	87,583
Spectra Energy Corp.	3,312	90,683
Williams Companies Inc. (The)	3,435	112,462

		290,728
REAL ESTATE INVESTMENT TRUSTS — 1.15%
American Tower Corp.	2,002	154,695
Equity Residential	1,655	93,789
Public Storage	724	104,951

Security	Shares	Value

Simon Property Group Inc.	1,539	$243,300

		596,735
RETAIL — 6.03%
Costco Wholesale Corp.	2,199	217,195
CVS Caremark Corp.	6,503	314,420
Home Depot Inc. (The)	7,768	480,451
Lowe’s Companies Inc.	5,721	203,210
McDonald’s Corp.	5,157	454,899
Starbucks Corp.	3,849	206,383
Target Corp.	3,355	198,515
TJX Companies Inc. (The)	3,760	159,612
Wal-Mart Stores Inc.	8,577	585,209
Walgreen Co.	4,378	162,030
Yum! Brands Inc.	2,337	155,177

		3,137,101
SEMICONDUCTORS — 2.57%
Broadcom Corp. Class Aa	2,796	92,855
Intel Corp.	25,530	526,684
QUALCOMM Inc.	8,699	539,512
Texas Instruments Inc.	5,807	179,669

		1,338,720
SOFTWARE — 3.70%
Adobe Systems Inc.[a]	2,518	94,878
Microsoft Corp.	38,230	1,021,888
Oracle Corp.	19,410	646,741
Salesforce.com Inc.[a]	704	118,342
VMware Inc. Class Aa	453	42,646

		1,924,495
TELECOMMUNICATIONS — 4.74%
AT&T Inc.	29,778	1,003,816
CenturyLink Inc.	3,153	123,345
Cisco Systems Inc.	27,184	534,166
Corning Inc.	7,701	97,187
Motorola Solutions Inc.	1,482	82,518
Verizon Communications Inc.	14,433	624,516

		2,465,548
TRANSPORTATION — 1.78%
CSX Corp.	5,273	104,036
FedEx Corp.	1,600	146,752
Norfolk Southern Corp.	1,653	102,222
Union Pacific Corp.	2,417	303,865
United Parcel Service Inc. Class B	3,676	271,031

		927,906

Total COMMON STOCKS
(Cost: $52,493,274)		51,853,785

339

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	76,609	$76,609

		76,609

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,609)		76,609

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $52,569,883)		51,930,394
Other Assets, Less Liabilities — 0.10%		52,062

NET ASSETS — 100.00%		$51,982,456

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

340

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.90%
Boeing Co. (The)	46,939	$3,537,323
Lockheed Martin Corp.	16,114	1,487,161
United Technologies Corp.	63,305	5,191,643

		10,216,127
AGRICULTURE — 3.65%
Altria Group Inc.	109,579	3,442,972
Philip Morris International Inc.	108,840	9,103,378
Reynolds American Inc.	7,711	319,467

		12,865,817
APPAREL — 1.05%
Coach Inc.	19,916	1,105,537
Nike Inc. Class B	50,196	2,590,114

		3,695,651
BEVERAGES — 4.89%
Coca-Cola Co. (The)	269,750	9,778,437
PepsiCo Inc.	108,606	7,431,909

		17,210,346
BIOTECHNOLOGY — 3.79%
Amgen Inc.	53,970	4,658,690
Biogen Idec Inc.[a]	16,625	2,438,389
Celgene Corp.[a]	30,569	2,406,392
Gilead Sciences Inc.[a]	52,555	3,860,165

		13,363,636
CHEMICALS — 2.86%
E.I. du Pont de Nemours and Co.	65,027	2,924,264
Ecolab Inc.	18,047	1,297,579
LyondellBasell Industries NV Class A	1,625	92,771
Monsanto Co.	37,018	3,503,754
Praxair Inc.	20,728	2,268,680

		10,087,048
COMMERCIAL SERVICES — 1.60%
Automatic Data Processing Inc.	33,936	1,934,691
MasterCard Inc. Class A	7,525	3,696,882

		5,631,573
COMPUTERS — 16.27%
Accenture PLC Class A	44,682	2,971,353
Apple Inc.	64,921	34,604,841
Cognizant Technology Solutions Corp. Class Aa	21,131	1,564,750
EMC Corp.[a]	145,712	3,686,514

Security	Shares	Value

International Business Machines Corp.	75,686	$14,497,653

		57,325,111
COSMETICS & PERSONAL CARE — 1.44%
Colgate-Palmolive Co.	30,370	3,174,880
Estee Lauder Companies Inc. (The) Class A	15,971	956,024
Procter & Gamble Co. (The)	13,882	942,449

		5,073,353
DIVERSIFIED FINANCIAL SERVICES — 2.65%
American Express Co.	44,680	2,568,206
BlackRock Inc.[b]	4,728	977,325
Franklin Resources Inc.	2,227	279,934
Visa Inc. Class A	36,298	5,502,051

		9,327,516
ELECTRICAL COMPONENTS & EQUIPMENT — 0.64%
Emerson Electric Co.	42,815	2,267,482

		2,267,482
ELECTRONICS — 0.98%
Honeywell International Inc.	54,072	3,431,950

		3,431,950
FOOD — 0.92%
General Mills Inc.	35,174	1,421,381
Kellogg Co.	15,841	884,720
Kraft Foods Group Inc.	2,141	97,351
Mondelez International Inc. Class A	6,425	163,645
Sysco Corp.	21,451	679,139

		3,246,236
HEALTH CARE — PRODUCTS — 1.66%
Baxter International Inc.	34,962	2,330,567
Becton, Dickinson and Co.	13,146	1,027,886
Covidien PLC	1,750	101,045
Intuitive Surgical Inc.[a]	2,755	1,350,969
Medtronic Inc.	4,340	178,027
Stryker Corp.	15,859	869,390

		5,857,884
HEALTH CARE — SERVICES — 0.02%
WellPoint Inc.	1,260	76,759

		76,759
HOUSEHOLD PRODUCTS & WARES — 0.58%
Kimberly-Clark Corp.	24,328	2,054,013

		2,054,013
INSURANCE — 0.53%
Marsh & McLennan Companies Inc.	30,025	1,034,962
Travelers Companies Inc. (The)	11,707	840,797

		1,875,759

341

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

INTERNET — 7.41%
Amazon.com Inc.[a]	25,126	$6,310,144
eBay Inc.[a]	80,377	4,100,834
Facebook Inc. Class Aa	29,243	778,741
Google Inc. Class Aa	17,975	12,750,926
Priceline.com Inc.[a]	3,456	2,146,867

		26,087,512
LODGING — 0.36%
Las Vegas Sands Corp.	27,578	1,273,000

		1,273,000
MACHINERY — 2.24%
Caterpillar Inc.	45,281	4,056,272
Cummins Inc.	13,328	1,444,089
Deere & Co.	27,602	2,385,365

		7,885,726
MANUFACTURING — 1.84%
3M Co.	43,289	4,019,384
Danaher Corp.	13,764	769,407
Illinois Tool Works Inc.	27,895	1,696,295

		6,485,086
MEDIA — 3.78%
CBS Corp. Class B NVS	7,677	292,110
Comcast Corp. Class A	88,705	3,315,793
DIRECTV[a]	41,997	2,106,570
News Corp. Class A NVS	50,006	1,277,153
Time Warner Cable Inc.	21,687	2,107,760
Viacom Inc. Class B NVS	36,629	1,931,813
Walt Disney Co. (The)	45,646	2,272,714

		13,303,913
METAL FABRICATE & HARDWARE — 0.54%
Precision Castparts Corp.	10,083	1,909,922

		1,909,922
MINING — 0.09%
Southern Copper Corp.	8,379	317,229

		317,229
OIL & GAS — 0.64%
EOG Resources Inc.	18,709	2,259,860

		2,259,860
OIL & GAS SERVICES — 2.16%
Halliburton Co.	20,450	709,411
National Oilwell Varco Inc.	6,775	463,071
Schlumberger Ltd.	92,614	6,417,224

		7,589,706
PHARMACEUTICALS — 6.13%
Abbott Laboratories	103,586	6,784,883

Security	Shares	Value

Allergan Inc.	21,058	$1,931,650
Bristol-Myers Squibb Co.	106,432	3,468,619
Cardinal Health Inc.	13,035	536,781
Eli Lilly and Co.	25,884	1,276,599
Express Scripts Holding Co.[a]	55,897	3,018,438
Johnson & Johnson	42,882	3,006,028
McKesson Corp.	16,333	1,583,648

		21,606,646
PIPELINES — 0.78%
Kinder Morgan Inc.	33,905	1,197,863
Williams Companies Inc. (The)	46,855	1,534,033

		2,731,896
REAL ESTATE INVESTMENT TRUSTS — 1.83%
American Tower Corp.	27,383	2,115,885
Equity Residential	1,814	102,799
Public Storage	9,896	1,434,524
Simon Property Group Inc.	17,695	2,797,403

		6,450,611
RETAIL — 8.69%
Costco Wholesale Corp.	30,066	2,969,619
CVS Caremark Corp.	17,965	868,608
Home Depot Inc. (The)	106,302	6,574,779
Lowe’s Companies Inc.	10,309	366,176
McDonald’s Corp.	70,579	6,225,773
Starbucks Corp.	52,637	2,822,396
Target Corp.	2,577	152,481
TJX Companies Inc. (The)	51,420	2,182,779
Wal-Mart Stores Inc.	92,613	6,318,985
Yum! Brands Inc.	31,961	2,122,210

		30,603,806
SEMICONDUCTORS — 4.31%
Broadcom Corp. Class Aa	23,766	789,269
Intel Corp.	259,642	5,356,414
QUALCOMM Inc.	119,044	7,383,109
Texas Instruments Inc.	53,364	1,651,082

		15,179,874
SOFTWARE — 7.31%
Adobe Systems Inc.[a]	19,753	744,293
Microsoft Corp.	522,645	13,970,301
Oracle Corp.	265,321	8,840,496
Salesforce.com Inc.[a]	9,628	1,618,467
VMware Inc. Class Aa	6,165	580,373

		25,753,930
TELECOMMUNICATIONS — 2.74%
Motorola Solutions Inc.	20,269	1,128,578
Verizon Communications Inc.	197,283	8,536,435

		9,665,013

342

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

TRANSPORTATION — 2.54%
CSX Corp.	48,963	$966,040
FedEx Corp.	1,382	126,757
Union Pacific Corp.	33,048	4,154,794
United Parcel Service Inc. Class B	50,272	3,706,555

		8,954,146

Total COMMON STOCKS
(Cost: $317,572,274)		351,664,137

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	361,743	361,743

		361,743

TOTAL SHORT-TERM INVESTMENTS
(Cost: $361,743)		361,743

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $317,934,017)		352,025,880
Other Assets, Less Liabilities — 0.08%		287,623

NET ASSETS — 100.00%		$352,313,503

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

343

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.28%
Boeing Co. (The)	1,118	$84,253
General Dynamics Corp.	4,890	338,730
Lockheed Martin Corp.	441	40,700
Northrop Grumman Corp.	3,871	261,602
Raytheon Co.	5,130	295,283

		1,020,568
AGRICULTURE — 1.03%
Altria Group Inc.	7,015	220,411
Archer-Daniels-Midland Co.	10,134	277,570
Philip Morris International Inc.	2,133	178,404
Reynolds American Inc.	3,373	139,744

		816,129
AUTO MANUFACTURERS — 1.37%
Ford Motor Co.	57,735	747,668
General Motors Co.[a]	11,784	339,733

		1,087,401
AUTO PARTS & EQUIPMENT — 0.40%
Johnson Controls Inc.	10,468	321,368

		321,368
BANKS — 16.80%
Bank of America Corp.	165,990	1,925,484
Bank of New York Mellon Corp. (The)	18,356	471,749
BB&T Corp.	10,752	312,991
Capital One Financial Corp.	8,931	517,373
Citigroup Inc.	45,163	1,786,648
Goldman Sachs Group Inc. (The)	7,579	966,777
J.P. Morgan Chase & Co.	58,628	2,577,873
Morgan Stanley	23,711	453,354
PNC Financial Services Group Inc. (The)[b]	8,138	474,527
State Street Corp.	7,519	353,468
U.S. Bancorp	29,187	932,233
Wells Fargo & Co.	75,458	2,579,155

		13,351,632
CHEMICALS — 1.75%
Air Products and Chemicals Inc.	3,254	273,401
Dow Chemical Co. (The)	18,397	594,591
LyondellBasell Industries NV Class A	4,582	261,587
Mosaic Co. (The)	4,564	258,459

		1,388,038
COMMERCIAL SERVICES — 0.21%
ADT Corp. (The)	3,561	165,551

		165,551

Security	Shares	Value

COMPUTERS — 0.83%
Dell Inc.	22,670	$229,647
Hewlett-Packard Co.	30,431	433,642

		663,289
COSMETICS & PERSONAL CARE — 3.42%
Colgate-Palmolive Co.	615	64,292
Procter & Gamble Co. (The)	39,121	2,655,925

		2,720,217
DIVERSIFIED FINANCIAL SERVICES — 1.91%
American Express Co.	5,501	316,197
BlackRock Inc.[b]	910	188,106
Charles Schwab Corp. (The)	16,535	237,443
CME Group Inc.	5,114	259,331
Discover Financial Services	8,161	314,607
Franklin Resources Inc.	1,643	206,525

		1,522,209
ELECTRIC — 4.89%
American Electric Power Co. Inc.	7,454	318,137
Consolidated Edison Inc.	4,507	250,319
Dominion Resources Inc.	8,795	455,581
Duke Energy Corp.	10,832	691,081
Exelon Corp.	13,118	390,129
FirstEnergy Corp.	6,434	268,684
NextEra Energy Inc.	6,419	444,131
PG&E Corp.	6,499	261,130
Public Service Enterprise Group Inc.	7,784	238,190
Southern Co. (The)	13,369	572,327

		3,889,709
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.	1,801	95,381

		95,381
ELECTRONICS — 0.72%
Thermo Fisher Scientific Inc.	5,653	360,548
Tyco International Ltd.	7,123	208,348

		568,896
ENVIRONMENTAL CONTROL — 0.30%
Waste Management Inc.	7,115	240,060

		240,060
FOOD — 1.62%
General Mills Inc.	2,159	87,245
Kellogg Co.	211	11,784
Kraft Foods Group Inc.	8,622	392,042
Mondelez International Inc. Class A	25,867	658,833
Sysco Corp.	4,282	135,568

		1,285,472

344

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.45%
Baxter International Inc.	728	$48,528
Becton, Dickinson and Co.	209	16,342
Covidien PLC	7,044	406,721
Medtronic Inc.	14,989	614,849
Stryker Corp.	1,264	69,292

		1,155,732
HEALTH CARE — SERVICES — 1.74%
Aetna Inc.	5,346	247,520
UnitedHealth Group Inc.	15,986	867,081
WellPoint Inc.	4,396	267,804

		1,382,405
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.	644	54,373

		54,373
INSURANCE — 6.97%
ACE Ltd.	5,213	415,997
Aflac Inc.	7,197	382,305
Allstate Corp. (The)	7,549	303,243
American International Group Inc.[a]	9,922	350,247
Berkshire Hathaway Inc. Class Ba	27,428	2,460,292
Chubb Corp. (The)	4,155	312,955
Loews Corp.	4,815	196,211
Marsh & McLennan Companies Inc.	1,750	60,322
MetLife Inc.	13,092	431,250
Prudential Financial Inc.	7,189	383,389
Travelers Companies Inc. (The)	3,396	243,901

		5,540,112
INTERNET — 0.47%
Yahoo! Inc.[a]	18,755	373,224

		373,224
LEISURE TIME — 0.30%
Carnival Corp.	6,396	235,181

		235,181
MANUFACTURING — 4.88%
3M Co.	1,079	100,185
Danaher Corp.	5,888	329,139
General Electric Co.	163,175	3,425,044
Illinois Tool Works Inc.	373	22,682

		3,877,050
MEDIA — 4.28%
CBS Corp. Class B NVS	8,279	315,016
Comcast Corp. Class A	21,656	809,501
News Corp. Class A NVS	21,147	540,094
Thomson Reuters Corp.	5,702	165,700
Time Warner Inc.	14,773	706,593

Security	Shares	Value

Walt Disney Co. (The)	17,407	$866,695

		3,403,599
MINING — 1.10%
Freeport-McMoRan Copper & Gold Inc.	14,607	499,559
Newmont Mining Corp.	7,550	350,622
Southern Copper Corp.	622	23,549

		873,730
OIL & GAS — 17.70%
Anadarko Petroleum Corp.	7,689	571,370
Apache Corp.	6,015	472,178
Chevron Corp.	30,381	3,285,401
ConocoPhillips	19,481	1,129,703
Devon Energy Corp.	6,224	323,897
Exxon Mobil Corp.	72,011	6,232,552
Hess Corp.	4,684	248,065
Marathon Oil Corp.	10,855	332,814
Occidental Petroleum Corp.	12,497	957,395
Phillips 66	9,623	510,981

		14,064,356
OIL & GAS SERVICES — 1.20%
Baker Hughes Inc.	6,747	275,548
Halliburton Co.	9,673	335,556
National Oilwell Varco Inc.	5,064	346,124

		957,228
PHARMACEUTICALS — 9.89%
Abbott Laboratories	1,259	82,465
Bristol-Myers Squibb Co.	2,391	77,923
Cardinal Health Inc.	2,452	100,973
Eli Lilly and Co.	10,029	494,630
Johnson & Johnson	32,782	2,298,018
Merck & Co. Inc.	46,847	1,917,916
Pfizer Inc.	115,325	2,892,351

		7,864,276
PIPELINES — 0.35%
Spectra Energy Corp.	10,045	275,032

		275,032
REAL ESTATE INVESTMENT TRUSTS — 0.48%
Equity Residential	4,612	261,362
Simon Property Group Inc.	745	117,777

		379,139
RETAIL — 3.44%
CVS Caremark Corp.	15,738	760,932
Lowe’s Companies Inc.	15,067	535,180
Target Corp.	9,606	568,387
Wal-Mart Stores Inc.	5,489	374,514
Walgreen Co.	13,278	491,419

		2,730,432

345

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

SEMICONDUCTORS — 0.88%
Broadcom Corp. Class Aa	3,238	$107,534
Intel Corp.	19,899	410,516
Texas Instruments Inc.	5,792	179,205

		697,255
SOFTWARE — 0.16%
Adobe Systems Inc.[a]	3,275	123,402

		123,402
TELECOMMUNICATIONS — 6.71%
AT&T Inc.	90,296	3,043,878
CenturyLink Inc.	9,561	374,026
Cisco Systems Inc.	82,513	1,621,381
Corning Inc.	23,355	294,740

		5,334,025
TRANSPORTATION — 1.04%
CSX Corp.	5,188	102,359
FedEx Corp.	4,548	417,143
Norfolk Southern Corp.	5,013	310,004

		829,506

Total COMMON STOCKS
(Cost: $79,368,961)		79,285,977

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	106,581	106,581

		106,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,581)		106,581

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $79,475,542)		79,392,558
Other Assets, Less Liabilities — 0.11%		86,607

NET ASSETS — 100.00%		$79,479,165

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

346

Schedule of Investments  (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.32%
Boeing Co. (The)	328,125	$24,727,500
General Dynamics Corp.	160,465	11,115,411
Lockheed Martin Corp.	129,850	11,983,856
Raytheon Co.	159,580	9,185,425
United Technologies Corp.	407,684	33,434,165

		90,446,357
AGRICULTURE — 2.52%
Altria Group Inc.	979,107	30,763,542
Philip Morris International Inc.	807,704	67,556,362

		98,319,904
APPAREL — 0.47%
Nike Inc. Class B	352,894	18,209,330

		18,209,330
AUTO MANUFACTURERS — 0.61%
Ford Motor Co.	1,843,345	23,871,318

		23,871,318
BANKS — 9.68%
Bank of America Corp.	5,211,105	60,448,818
Bank of New York Mellon Corp. (The)	564,982	14,520,037
Capital One Financial Corp.	281,232	16,291,770
Citigroup Inc.	1,417,842	56,089,830
Goldman Sachs Group Inc. (The)	213,583	27,244,647
J.P. Morgan Chase & Co.	1,837,949	80,814,618
Morgan Stanley	668,158	12,775,181
U.S. Bancorp	909,130	29,037,612
Wells Fargo & Co.	2,367,073	80,906,555

		378,129,068
BEVERAGES — 3.04%
Coca-Cola Co. (The)	1,864,945	67,604,256
PepsiCo Inc.	747,889	51,178,044

		118,782,300
BIOTECHNOLOGY — 1.51%
Amgen Inc.	371,000	32,024,720
Gilead Sciences Inc.[a,b]	366,306	26,905,176

		58,929,896
CHEMICALS — 1.63%
Dow Chemical Co. (The)	579,799	18,739,104
E.I. du Pont de Nemours and Co.	450,823	20,273,510

Security	Shares	Value

Monsanto Co.	258,463	$24,463,523

		63,476,137
COMMERCIAL SERVICES — 0.65%
MasterCard Inc. Class A	51,664	25,381,490

		25,381,490
COMPUTERS — 10.26%
Accenture PLC Class A	308,712	20,529,348
Apple Inc.	454,820	242,432,705
EMC Corp.[a,b]	1,018,524	25,768,657
Hewlett-Packard Co.	950,574	13,545,679
International Business Machines Corp.	513,541	98,368,779

		400,645,168
COSMETICS & PERSONAL CARE — 2.87%
Colgate-Palmolive Co.	214,734	22,448,293
Procter & Gamble Co. (The)	1,321,988	89,749,765

		112,198,058
DIVERSIFIED FINANCIAL SERVICES — 1.67%
American Express Co.	470,710	27,056,411
Visa Inc. Class A	252,054	38,206,345

		65,262,756
ELECTRIC — 1.03%
American Electric Power Co. Inc.	234,691	10,016,612
Exelon Corp.	413,016	12,283,096
Southern Co. (The)	422,610	18,091,934

		40,391,642
ELECTRICAL COMPONENTS & EQUIPMENT — 0.47%
Emerson Electric Co.	350,106	18,541,614

		18,541,614
ELECTRONICS — 0.62%
Honeywell International Inc.	378,745	24,038,945

		24,038,945
FOOD — 0.79%
H.J. Heinz Co.	155,146	8,948,821
Mondelez International Inc. Class A	859,182	21,883,366

		30,832,187
HEALTH CARE — PRODUCTS — 0.97%
Baxter International Inc.	265,615	17,705,896
Medtronic Inc.	488,968	20,057,467

		37,763,363
HEALTH CARE — SERVICES — 0.69%
UnitedHealth Group Inc.	493,875	26,787,780

		26,787,780

347

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2012

Security	Shares	Value

INSURANCE — 2.71%
Allstate Corp. (The)	233,064	$9,362,181
Berkshire Hathaway Inc. Class Ba	881,916	79,107,865
MetLife Inc.	527,488	17,375,455

		105,845,501
INTERNET — 4.20%
Amazon.com Inc.[a,b]	175,198	43,999,226
eBay Inc.[a]	563,061	28,727,372
Google Inc. Class Aa,b	128,691	91,289,535

		164,016,133
MACHINERY — 0.73%
Caterpillar Inc.	316,169	28,322,419

		28,322,419
MANUFACTURING — 3.46%
3M Co.	307,778	28,577,187
General Electric Co.	5,070,073	106,420,832

		134,998,019
MEDIA — 3.52%
Comcast Corp. Class A	1,284,754	48,024,105
News Corp. Class A NVS	974,845	24,897,541
Time Warner Inc.	457,788	21,896,000
Walt Disney Co. (The)	856,800	42,660,072

		137,477,718
MINING — 0.40%
Freeport-McMoRan Copper & Gold Inc.	458,969	15,696,740

		15,696,740
OIL & GAS — 10.23%
Anadarko Petroleum Corp.	241,617	17,954,559
Apache Corp.	189,177	14,850,395
Chevron Corp.	946,286	102,331,368
ConocoPhillips	586,900	34,034,331
Devon Energy Corp.	182,204	9,481,896
Exxon Mobil Corp.	2,204,433	190,793,676
Occidental Petroleum Corp.	391,708	30,008,750

		399,454,975
OIL & GAS SERVICES — 2.12%
Baker Hughes Inc.	211,993	8,657,794
Halliburton Co.	448,650	15,563,669
National Oilwell Varco Inc.	206,389	14,106,688
Schlumberger Ltd.	641,869	44,475,103

		82,803,254
PHARMACEUTICALS — 8.80%
Abbott Laboratories	764,225	50,056,738
Bristol-Myers Squibb Co.	798,082	26,009,493

Security	Shares	Value

Eli Lilly and Co.	493,729	$24,350,714
Johnson & Johnson	1,339,891	93,926,359
Merck & Co. Inc.	1,469,844	60,175,413
Pfizer Inc.	3,559,764	89,278,881

		343,797,598
PIPELINES — 0.27%
Williams Companies Inc. (The)	325,862	10,668,722

		10,668,722
REAL ESTATE INVESTMENT TRUSTS — 0.61%
Simon Property Group Inc.	149,560	23,643,940

		23,643,940
RETAIL — 6.79%
Costco Wholesale Corp.	209,065	20,649,350
CVS Caremark Corp.	602,756	29,143,253
Home Depot Inc. (The)	722,906	44,711,736
Lowe’s Companies Inc.	543,757	19,314,249
McDonald’s Corp.	485,413	42,818,281
Starbucks Corp.	359,513	19,277,087
Target Corp.	314,642	18,617,367
Wal-Mart Stores Inc.	808,698	55,177,464
Walgreen Co.	415,346	15,371,955

		265,080,742
SEMICONDUCTORS — 3.01%
Intel Corp.	2,405,844	49,632,562
QUALCOMM Inc.	823,879	51,096,976
Texas Instruments Inc.	541,874	16,765,581

		117,495,119
SOFTWARE — 4.06%
Microsoft Corp.	3,662,383	97,895,498
Oracle Corp.	1,817,375	60,554,935

		158,450,433
TELECOMMUNICATIONS — 5.19%
AT&T Inc.	2,746,248	92,576,020
Cisco Systems Inc.	2,566,968	50,440,921
Verizon Communications Inc.	1,379,848	59,706,023

		202,722,964
TRANSPORTATION — 1.96%
FedEx Corp.	141,218	12,952,515
Norfolk Southern Corp.	152,886	9,454,470
Union Pacific Corp.	227,428	28,592,248
United Parcel Service Inc. Class B	345,933	25,505,640

		76,504,873

Total COMMON STOCKS
(Cost: $4,186,649,381)		3,898,986,463

348

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	31,878,717	$31,878,717
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	2,272,533	2,272,533
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	5,031,165	5,031,165

		39,182,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,182,415)		39,182,415

TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $4,225,831,796)		3,938,168,878

SHORT POSITIONS[f] — (0.00)%

COMMON STOCKS — (0.00)%
Dell Inc.	(6,413)	(64,946)

		(64,946)

TOTAL SHORT POSITIONS
(Proceeds: $64,946)		(64,946)
Other Assets, Less Liabilities — (0.86)%		(33,558,853)

NET ASSETS — 100.00%		$3,904,545,079

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]	The Fund had a temporary short position due to the timing of portfolio securities trades and in-kind redemption transactions.

See accompanying notes to schedules of investments.

349

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	187,250	$2,063,495
Omnicom Group Inc.	144,067	7,197,587

		9,261,082
AEROSPACE & DEFENSE — 1.00%
Boeing Co. (The)	684,173	51,559,277
Lockheed Martin Corp.	121,782	11,239,261
Rockwell Collins Inc.	67,967	3,953,640

		66,752,178
AGRICULTURE — 3.00%
Altria Group Inc.	1,163,614	36,560,752
Lorillard Inc.	130,458	15,220,535
Philip Morris International Inc.	1,684,222	140,868,328
Reynolds American Inc.	153,865	6,374,627

		199,024,242
AIRLINES — 0.12%
Southwest Airlines Co.	745,636	7,635,313

		7,635,313
APPAREL — 0.91%
Coach Inc.	285,914	15,871,086
Nike Inc. Class B	426,814	22,023,602
Ralph Lauren Corp.	61,835	9,270,303
VF Corp.	88,811	13,407,797

		60,572,788
AUTO MANUFACTURERS — 0.24%
PACCAR Inc.	355,635	16,078,258

		16,078,258
AUTO PARTS & EQUIPMENT — 0.30%
BorgWarner Inc.[a]	118,106	8,458,752
Delphi Automotive PLC[a,b]	297,105	11,364,266

		19,823,018
BANKS — 3.50%
Bank of America Corp.	10,866,208	126,048,013
Bank of New York Mellon Corp. (The)	600,327	15,428,404
Comerica Inc.	86,485	2,623,955
First Horizon National Corp.	122,129	1,210,298
Huntington Bancshares Inc.	864,236	5,522,468
KeyCorp	480,950	4,049,599
M&T Bank Corp.	81,094	7,985,326
Regions Financial Corp.	685,138	4,878,182
U.S. Bancorp	1,895,651	60,547,093
Zions Bancorp	186,034	3,981,128

		232,274,466

Security	Shares	Value

BEVERAGES — 4.29%
Brown-Forman Corp. Class B NVS	152,897	$9,670,736
Coca-Cola Co. (The)	3,888,801	140,969,036
Coca-Cola Enterprises Inc.	163,547	5,189,346
Constellation Brands Inc. Class Aa	152,993	5,414,422
Dr Pepper Snapple Group Inc.	210,103	9,282,351
Monster Beverage Corp.[a]	150,384	7,952,306
PepsiCo Inc.	1,559,490	106,715,901

		285,194,098
BIOTECHNOLOGY — 3.29%
Alexion Pharmaceuticals Inc.[a,b]	195,820	18,369,874
Amgen Inc.	773,597	66,776,893
Biogen Idec Inc.[a]	238,503	34,981,235
Celgene Corp.[a]	426,390	33,565,421
Gilead Sciences Inc.[a,b]	763,797	56,100,890
Life Technologies Corp.[a,b]	173,558	8,518,226

		218,312,539
BUILDING MATERIALS — 0.09%
Masco Corp.	360,581	6,007,279

		6,007,279
CHEMICALS — 3.06%
Airgas Inc.	40,484	3,695,784
CF Industries Holdings Inc.	63,358	12,871,811
E.I. du Pont de Nemours and Co.	460,536	20,710,304
Eastman Chemical Co.	154,851	10,537,611
Ecolab Inc.	265,702	19,103,974
FMC Corp.	138,593	8,110,462
International Flavors & Fragrances Inc.	48,604	3,234,110
Monsanto Co.	538,932	51,009,914
Mosaic Co. (The)	278,844	15,790,936
PPG Industries Inc.	154,566	20,920,508
Praxair Inc.	170,700	18,683,115
Sherwin-Williams Co. (The)	86,244	13,266,052
Sigma-Aldrich Corp.	70,430	5,182,240

		203,116,821
COMMERCIAL SERVICES — 1.70%
ADT Corp. (The)	140,824	6,546,908
Automatic Data Processing Inc.	283,786	16,178,640
Equifax Inc.	120,726	6,533,691
H&R Block Inc.	120,506	2,237,796
Iron Mountain Inc.	85,757	2,662,755
MasterCard Inc. Class A	107,731	52,926,086
Moody’s Corp.	195,782	9,851,750
Paychex Inc.	186,002	5,792,102
Quanta Services Inc.[a]	215,347	5,876,820
Robert Half International Inc.	86,602	2,755,676
Total System Services Inc.	77,830	1,667,118

		113,029,342

350

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMPUTERS — 11.27%
Accenture PLC Class A	418,363	$27,821,139
Apple Inc.	948,418	505,535,246
Cognizant Technology Solutions Corp. Class Aa	302,579	22,405,975
Computer Sciences Corp.	97,294	3,896,625
EMC Corp.[a]	2,123,746	53,730,774
International Business Machines Corp.	556,823	106,659,446
NetApp Inc.[a]	227,735	7,640,509
Seagate Technology PLC	339,321	10,342,504
Teradata Corp.[a]	170,393	10,545,623

		748,577,841
COSMETICS & PERSONAL CARE — 1.95%
Colgate-Palmolive Co.	277,571	29,017,272
Estee Lauder Companies Inc. (The) Class A	147,723	8,842,699
Procter & Gamble Co. (The)	1,350,705	91,699,363

		129,559,334
DISTRIBUTION & WHOLESALE — 0.38%
Fastenal Co.	272,169	12,707,570
Fossil Inc.[a,b]	54,479	5,071,995
W.W. Grainger Inc.	37,991	7,688,239

		25,467,804
DIVERSIFIED FINANCIAL SERVICES — 3.61%
American Express Co.	981,486	56,415,815
Ameriprise Financial Inc.	207,180	12,975,683
BlackRock Inc.[c]	75,865	15,682,054
Discover Financial Services	508,770	19,613,084
Franklin Resources Inc.	139,079	17,482,230
IntercontinentalExchange Inc.[a]	46,970	5,815,356
Invesco Ltd.	291,620	7,608,366
SLM Corp.	466,954	7,998,922
T. Rowe Price Group Inc.	256,869	16,729,878
Visa Inc. Class A	525,566	79,665,294

		239,986,682
ELECTRICAL COMPONENTS & EQUIPMENT — 0.29%
Emerson Electric Co.	328,429	17,393,600
Molex Inc.	72,518	1,981,917

		19,375,517
ELECTRONICS — 1.21%
Agilent Technologies Inc.	351,162	14,376,572
Amphenol Corp. Class A	161,568	10,453,450
Honeywell International Inc.	379,018	24,056,273
PerkinElmer Inc.	115,927	3,679,523
TE Connectivity Ltd.	192,126	7,131,717
Thermo Fisher Scientific Inc.	246,867	15,745,177
Waters Corp.[a,b]	53,541	4,664,492

		80,107,204

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.12%
Stericycle Inc.[a,b]	86,641	$8,081,006

		8,081,006
FOOD — 1.09%
Campbell Soup Co.	93,844	3,274,217
General Mills Inc.	292,592	11,823,643
H.J. Heinz Co.	168,240	9,704,083
Hershey Co. (The)	150,692	10,882,976
J.M. Smucker Co. (The)	56,978	4,913,783
Kellogg Co.	132,189	7,382,756
McCormick & Co. Inc. NVS	133,735	8,496,184
Whole Foods Market Inc.	173,891	15,881,465

		72,359,107
GAS — 0.12%
Sempra Energy	113,630	8,060,912

		8,060,912
HAND & MACHINE TOOLS — 0.07%
Snap-on Inc.	58,770	4,642,242

		4,642,242
HEALTH CARE — PRODUCTS — 2.15%
Baxter International Inc.	553,807	36,916,775
Becton, Dickinson and Co.[b]	99,213	7,757,464
Boston Scientific Corp.[a]	596,249	3,416,507
C.R. Bard Inc.	49,456	4,833,829
Covidien PLC	300,584	17,355,720
Edwards Lifesciences Corp.[a]	116,295	10,486,320
Intuitive Surgical Inc.[a]	40,078	19,653,049
Medtronic Inc.	499,497	20,489,367
Stryker Corp.	157,210	8,618,252
Varian Medical Systems Inc.[a,b]	72,890	5,119,794
Zimmer Holdings Inc.	124,316	8,286,905

		142,933,982
HEALTH CARE — SERVICES — 0.14%
DaVita HealthCare Partners Inc.[a]	84,561	9,346,527

		9,346,527
HOME BUILDERS — 0.27%
D.R. Horton Inc.	282,100	5,579,938
Lennar Corp. Class A	165,852	6,413,497
PulteGroup Inc.[a,b]	343,243	6,233,293

		18,226,728
HOUSEHOLD PRODUCTS & WARES — 0.37%
Clorox Co. (The)	72,466	5,305,960
Kimberly-Clark Corp.	228,741	19,312,603

		24,618,563
HOUSEWARES — 0.10%
Newell Rubbermaid Inc.	290,560	6,470,771

		6,470,771

351

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

INSURANCE — 0.48%
Aon PLC	199,452	$11,089,531
Marsh & McLennan Companies Inc.	279,090	9,620,232
Prudential Financial Inc.	214,736	11,451,871

		32,161,634
INTERNET — 6.47%
Amazon.com Inc.[a]	365,323	91,747,218
eBay Inc.[a]	1,174,047	59,899,878
Expedia Inc.	62,878	3,863,853
F5 Networks Inc.[a,b]	79,738	7,746,547
Google Inc. Class Aa	268,342	190,353,764
Netflix Inc.[a,b]	56,023	5,197,814
Priceline.com Inc.[a]	50,265	31,224,618
Symantec Corp.[a,b]	427,200	8,035,632
TripAdvisor Inc.[a,b]	110,609	4,641,154
VeriSign Inc.[a]	156,728	6,084,181
Yahoo! Inc.[a]	1,049,021	20,875,518

		429,670,177
IRON & STEEL — 0.10%
Nucor Corp.	154,040	6,651,447

		6,651,447
LEISURE TIME — 0.10%
Harley-Davidson Inc.	137,002	6,691,178

		6,691,178
LODGING — 0.43%
Marriott International Inc. Class A	141,557	5,275,829
Starwood Hotels & Resorts Worldwide Inc.	120,592	6,917,157
Wyndham Worldwide Corp.	141,721	7,540,974
Wynn Resorts Ltd.	80,156	9,016,749

		28,750,709
MACHINERY — 1.03%
Cummins Inc.	178,159	19,303,528
Deere & Co.	268,455	23,199,881
Flowserve Corp.	31,810	4,669,708
Rockwell Automation Inc.	91,368	7,673,998
Roper Industries Inc.	99,145	11,052,685
Xylem Inc.	86,281	2,338,215

		68,238,015
MANUFACTURING — 1.72%
3M Co.	365,769	33,961,652
Danaher Corp.	351,879	19,670,036
Dover Corp.	101,214	6,650,772
Eaton Corp. PLC	227,710	12,341,882

Security	Shares	Value

Illinois Tool Works Inc.	429,782	$26,135,044
Ingersoll-Rand PLC	164,046	7,867,646
Leggett & Platt Inc.	142,697	3,884,212
Pall Corp.	59,427	3,581,071

		114,092,315
MEDIA — 5.85%
CBS Corp. Class B NVS	595,611	22,662,998
Comcast Corp. Class A	2,678,957	100,139,413
DIRECTV[a]	608,984	30,546,637
Discovery Communications Inc. Series Aa,b	240,726	15,281,286
Gannett Co. Inc.	106,693	1,921,541
McGraw-Hill Companies Inc. (The)	182,124	9,956,719
News Corp. Class A NVS	2,032,642	51,913,677
Scripps Networks Interactive Inc. Class A	87,660	5,077,267
Time Warner Cable Inc.	304,194	29,564,615
Time Warner Inc.	954,520	45,654,692
Viacom Inc. Class B NVS	260,736	13,751,217
Walt Disney Co. (The)	1,250,568	62,265,781

		388,735,843
METAL FABRICATE & HARDWARE — 0.23%
Precision Castparts Corp.	82,140	15,558,959

		15,558,959
MINING — 0.07%
Vulcan Materials Co.	89,020	4,633,491

		4,633,491
MISCELLANEOUS — MANUFACTURING — 0.08%
Pentair Ltd. Registered	110,328	5,422,621

		5,422,621
OIL & GAS — 5.17%
Anadarko Petroleum Corp.	256,893	19,089,719
Cabot Oil & Gas Corp.	127,036	6,318,771
Denbury Resources Inc.[a,b]	390,981	6,333,892
EOG Resources Inc.	273,060	32,982,917
EQT Corp.	69,526	4,100,644
Exxon Mobil Corp.	2,482,227	214,836,747
Marathon Petroleum Corp.	156,847	9,881,361
Noble Energy Inc.	179,295	18,241,473
Pioneer Natural Resources Co.	124,189	13,237,306
Range Resources Corp.	96,893	6,087,787
Southwestern Energy Co.[a]	183,276	6,123,251
Tesoro Corp.	141,880	6,249,814

		343,483,682

352

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

OIL & GAS SERVICES — 1.23%
Cameron International Corp.[a,b]	116,912	$6,600,852
FMC Technologies Inc.[a,b]	110,293	4,723,849
Halliburton Co.	402,144	13,950,375
Schlumberger Ltd.	816,392	56,567,802

		81,842,878
PACKAGING & CONTAINERS — 0.15%
Ball Corp.	155,301	6,949,719
Bemis Co. Inc.	43,767	1,464,444
Sealed Air Corp.	96,178	1,684,077

		10,098,240
PHARMACEUTICALS — 8.89%
Abbott Laboratories	1,003,814	65,749,817
AbbVie Inc.[a]	589,830	20,148,593
Allergan Inc.	198,376	18,197,030
Bristol-Myers Squibb Co.	931,803	30,367,460
DENTSPLY International Inc.	87,297	3,457,834
Eli Lilly and Co.	1,029,476	50,773,756
Express Scripts Holding Co.[a]	444,370	23,995,980
Johnson & Johnson	1,480,764	103,801,556
Mead Johnson Nutrition Co. Class A	108,521	7,150,449
Merck & Co. Inc.	3,064,932	125,478,316
Mylan Inc.[a]	410,662	11,284,992
Perrigo Co.	89,024	9,261,167
Pfizer Inc.	4,379,410	109,835,603
Watson Pharmaceuticals Inc.[a,b]	128,741	11,071,726

		590,574,279
PIPELINES — 0.16%
Williams Companies Inc. (The)	332,704	10,892,729

		10,892,729
REAL ESTATE — 0.05%
CBRE Group Inc. Class Aa	182,827	3,638,257

		3,638,257
REAL ESTATE INVESTMENT TRUSTS — 2.51%
American Tower Corp.	398,527	30,794,181
Apartment Investment and Management Co. Class A	77,763	2,104,267
AvalonBay Communities Inc.[b]	60,039	8,140,688
Boston Properties Inc.	82,179	8,695,360
Equity Residential[b]	172,093	9,752,511
HCP Inc.	255,485	11,542,812
Health Care REIT Inc.	261,358	16,018,632
Kimco Realty Corp.	218,219	4,215,991
Plum Creek Timber Co. Inc.[b]	86,368	3,832,148
Public Storage	78,572	11,389,797

Security	Shares	Value

Simon Property Group Inc.	196,455	$31,057,571
Ventas Inc.[b]	199,759	12,928,403
Vornado Realty Trust[b]	85,539	6,849,963
Weyerhaeuser Co.	342,943	9,540,674

		166,862,998
RETAIL — 6.19%
AutoNation Inc.[a]	17,653	700,824
AutoZone Inc.[a,b]	37,219	13,191,530
Bed Bath & Beyond Inc.[a,b]	115,562	6,461,071
CarMax Inc.[a]	143,314	5,380,008
Chipotle Mexican Grill Inc.[a,b]	21,619	6,430,788
Costco Wholesale Corp.	187,411	18,510,584
Dollar General Corp.[a]	177,538	7,827,650
Dollar Tree Inc.[a,b]	229,197	9,296,230
Family Dollar Stores Inc.	96,610	6,126,040
Gap Inc. (The)	298,706	9,271,834
Home Depot Inc. (The)	1,507,379	93,231,391
Limited Brands Inc.	241,587	11,369,084
Lowe’s Companies Inc.	1,133,757	40,271,049
McDonald’s Corp.	526,295	46,424,482
Nordstrom Inc.	153,461	8,210,164
O’Reilly Automotive Inc.[a]	115,497	10,327,742
PetSmart Inc.	108,409	7,408,671
Ross Stores Inc.	224,098	12,134,907
Starbucks Corp.	749,604	40,193,766
Tiffany & Co.	58,934	3,379,276
TJX Companies Inc. (The)	735,107	31,205,292
Urban Outfitters Inc.[a,b]	110,402	4,345,423
Yum! Brands Inc.	296,000	19,654,400

		411,352,206
SEMICONDUCTORS — 4.73%
Altera Corp.	174,630	6,014,257
Analog Devices Inc.	203,712	8,568,127
Applied Materials Inc.	1,205,859	13,795,027
Broadcom Corp. Class Aa	522,965	17,367,668
Intel Corp.	5,016,637	103,493,221
KLA-Tencor Corp.	167,970	8,022,247
Lam Research Corp.[a]	102,076	3,688,006
Linear Technology Corp.	156,371	5,363,525
LSI Corp.[a,b]	558,496	3,954,152
Microchip Technology Inc.	123,800	4,034,642
Micron Technology Inc.[a]	441,846	2,805,722
QUALCOMM Inc.	1,717,948	106,547,135
Teradyne Inc.[a,b]	189,508	3,200,790
Texas Instruments Inc.	689,119	21,321,342
Xilinx Inc.	163,259	5,860,998

		314,036,859

353

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

SOFTWARE — 5.42%
Adobe Systems Inc.[a,b]	498,967	$18,801,076
Akamai Technologies Inc.[a]	179,012	7,323,381
Autodesk Inc.[a]	147,363	5,209,282
BMC Software Inc.[a,b]	90,745	3,598,947
Cerner Corp.[a,b]	146,951	11,409,276
Citrix Systems Inc.[a]	109,249	7,183,122
Dun & Bradstreet Corp. (The)[b]	23,429	1,842,691
Fidelity National Information Services Inc.	176,247	6,135,158
Fiserv Inc.[a]	134,495	10,629,140
Intuit Inc.	280,481	16,688,619
Microsoft Corp.	4,200,194	112,271,186
Oracle Corp.	3,789,601	126,269,505
Red Hat Inc.[a,b]	194,802	10,316,714
Salesforce.com Inc.[a,b]	131,679	22,135,240

		359,813,337
TELECOMMUNICATIONS — 2.32%
Cisco Systems Inc.	2,515,567	49,430,892
Crown Castle International Corp.[a]	295,486	21,322,270
Harris Corp.	63,074	3,088,103
JDS Uniphase Corp.[a]	236,257	3,198,920
MetroPCS Communications Inc.[a]	163,014	1,620,359
Sprint Nextel Corp.[a]	3,027,442	17,165,596
Verizon Communications Inc.	1,352,238	58,511,338

		154,337,478
TEXTILES — 0.07%
Cintas Corp.	107,243	4,386,239

		4,386,239
TOYS, GAMES & HOBBIES — 0.19%
Mattel Inc.	345,104	12,637,709

		12,637,709
TRANSPORTATION — 1.44%
C.H. Robinson Worldwide Inc.	82,927	5,242,645
Expeditors International of Washington Inc.	99,196	3,923,202
Union Pacific Corp.	474,218	59,618,687
United Parcel Service Inc. Class B	367,830	27,120,106

		95,904,640

Security	Shares	Value

Total COMMON STOCKS
(Cost: $5,474,226,688)		$6,635,363,564

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	154,934,700	154,934,700
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	11,044,803	11,044,803
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	5,772,619	5,772,619

		171,752,122

TOTAL SHORT-TERM INVESTMENTS
(Cost: $171,752,122)		171,752,122

TOTAL INVESTMENTS IN SECURITIES — 102.45%
(Cost: $5,645,978,810)		6,807,115,686
Other Assets, Less Liabilities — (2.45)%		(162,691,026)

NET ASSETS — 100.00%		$6,644,424,660

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

354

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 100.19%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	192,997	$2,126,827
Omnicom Group Inc.	96,201	4,806,202

		6,933,029
AEROSPACE & DEFENSE — 2.48%
General Dynamics Corp.	261,255	18,097,134
L-3 Communications Holdings Inc.	73,788	5,653,636
Lockheed Martin Corp.	116,387	10,741,356
Northrop Grumman Corp.	193,234	13,058,754
Raytheon Co.	259,685	14,947,469
Rockwell Collins Inc.	57,102	3,321,623
United Technologies Corp.	663,691	54,429,299

		120,249,271
AGRICULTURE — 0.85%
Altria Group Inc.	685,472	21,537,530
Archer-Daniels-Midland Co.	518,446	14,200,236
Reynolds American Inc.	135,828	5,627,354

		41,365,120
APPAREL — 0.26%
Nike Inc. Class B	241,394	12,455,930

		12,455,930
AUTO MANUFACTURERS — 0.80%
Ford Motor Co.	3,001,000	38,862,950

		38,862,950
AUTO PARTS & EQUIPMENT — 0.40%
Goodyear Tire & Rubber Co. (The)[a,b]	192,333	2,656,119
Johnson Controls Inc.	538,288	16,525,441

		19,181,560
BANKS — 11.55%
Bank of New York Mellon Corp. (The)	450,817	11,585,997
BB&T Corp.	550,766	16,032,798
Capital One Financial Corp.	457,869	26,524,351
Citigroup Inc.	2,308,104	91,308,594
Comerica Inc.	82,148	2,492,370
Fifth Third Bancorp	707,203	10,742,414
First Horizon National Corp.	99,105	982,131
Goldman Sachs Group Inc. (The)	347,698	44,352,357

Security	Shares	Value

J.P. Morgan Chase & Co.	2,991,938	$131,555,514
KeyCorp	358,836	3,021,399
M&T Bank Corp.	32,407	3,191,117
Morgan Stanley	1,087,895	20,800,553
Northern Trust Corp.	172,167	8,635,897
PNC Financial Services Group Inc. (The)[c]	416,298	24,274,336
Regions Financial Corp.	576,210	4,102,615
State Street Corp.	365,895	17,200,724
SunTrust Banks Inc.	424,383	12,031,258
Wells Fargo & Co.	3,853,277	131,705,008

		560,539,433
BEVERAGES — 0.32%
Beam Inc.	125,630	7,674,737
Coca-Cola Enterprises Inc.	84,641	2,685,659
Molson Coors Brewing Co. Class B NVS	122,276	5,232,190

		15,592,586
CHEMICALS — 1.98%
Air Products and Chemicals Inc.	167,565	14,078,811
Airgas Inc.	23,651	2,159,100
Dow Chemical Co. (The)	943,956	30,508,658
E.I. du Pont de Nemours and Co.	374,368	16,835,329
International Flavors & Fragrances Inc.	26,168	1,741,219
LyondellBasell Industries NV Class A	298,839	17,060,718
Praxair Inc.	100,655	11,016,690
Sigma-Aldrich Corp.	39,586	2,912,738

		96,313,263
COAL — 0.24%
CONSOL Energy Inc.	180,091	5,780,921
Peabody Energy Corp.	212,324	5,649,942

		11,430,863
COMMERCIAL SERVICES — 0.69%
ADT Corp. (The)	72,941	3,391,027
Apollo Group Inc. Class Aa	78,256	1,637,116
Automatic Data Processing Inc.	160,776	9,165,840
H&R Block Inc.	119,241	2,214,305
Iron Mountain Inc.	64,200	1,993,410
Paychex Inc.	109,160	3,399,242
Robert Half International Inc.	43,124	1,372,206
SAIC Inc.	222,782	2,521,892

355

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Total System Services Inc.	65,631	$1,405,816
Western Union Co.	471,203	6,413,073

		33,513,927
COMPUTERS — 2.95%
Accenture PLC Class A	175,948	11,700,542
Computer Sciences Corp.	46,328	1,855,437
Dell Inc.	1,149,464	11,644,070
Hewlett-Packard Co.	1,547,694	22,054,640
International Business Machines Corp.	401,273	76,863,843
NetApp Inc.[a]	103,869	3,484,805
SanDisk Corp.[a]	190,761	8,309,549
Western Digital Corp.	173,172	7,358,078

		143,270,964
COSMETICS & PERSONAL CARE — 2.01%
Avon Products Inc.	339,084	4,869,246
Colgate-Palmolive Co.	132,862	13,889,394
Estee Lauder Companies Inc. (The) Class A	73,377	4,392,347
Procter & Gamble Co. (The)	1,097,551	74,512,737

		97,663,724
DISTRIBUTION & WHOLESALE — 0.23%
Genuine Parts Co.	122,403	7,782,383
W.W. Grainger Inc.	17,327	3,506,465

		11,288,848
DIVERSIFIED FINANCIAL SERVICES — 1.05%
BlackRock Inc.[c]	39,595	8,184,683
Charles Schwab Corp. (The)	863,551	12,400,592
CME Group Inc.	241,545	12,248,747
E*TRADE Financial Corp.[a,b]	202,255	1,810,182
Federated Investors Inc. Class Bb	350	7,081
IntercontinentalExchange Inc.[a]	20,503	2,538,476
Invesco Ltd.	121,824	3,178,388
Legg Mason Inc.	92,044	2,367,372
NASDAQ OMX Group Inc. (The)	91,954	2,299,770
NYSE Euronext Inc.	190,632	6,012,533

		51,047,824
ELECTRIC — 6.36%
AES Corp. (The)	484,465	5,183,775
Ameren Corp.	190,353	5,847,644
American Electric Power Co. Inc.	381,990	16,303,333
CMS Energy Corp.	207,065	5,048,245

Security	Shares	Value

Consolidated Edison Inc.	230,570	$12,805,858
Dominion Resources Inc.	452,307	23,429,503
DTE Energy Co.	135,805	8,155,090
Duke Energy Corp.	554,325	35,365,935
Edison International	256,645	11,597,788
Entergy Corp.	140,196	8,937,495
Exelon Corp.	672,476	19,999,436
FirstEnergy Corp.	329,234	13,748,812
Integrys Energy Group Inc.	61,150	3,193,253
NextEra Energy Inc.	333,129	23,049,196
Northeast Utilities	247,527	9,673,355
NRG Energy Inc.	252,843	5,812,861
Pepco Holdings Inc.	180,099	3,531,741
PG&E Corp.	338,504	13,601,091
Pinnacle West Capital Corp.	86,081	4,388,409
PPL Corp.	457,950	13,111,108
Public Service Enterprise Group Inc.	398,434	12,192,080
SCANA Corp.	103,412	4,719,724
Southern Co. (The)	688,042	29,455,078
TECO Energy Inc.	159,833	2,678,801
Wisconsin Energy Corp.	181,838	6,700,730
Xcel Energy Inc.	384,332	10,265,508

		308,795,849
ELECTRICAL COMPONENTS & EQUIPMENT — 0.37%
Emerson Electric Co.	313,527	16,604,390
Molex Inc.	52,089	1,423,592

		18,027,982
ELECTRONICS — 1.13%
FLIR Systems Inc.	117,468	2,620,711
Garmin Ltd.[b]	85,524	3,491,090
Honeywell International Inc.	320,660	20,352,290
Jabil Circuit Inc.	146,840	2,832,543
TE Connectivity Ltd.	183,567	6,814,007
Thermo Fisher Scientific Inc.	90,415	5,766,669
Tyco International Ltd.	367,004	10,734,867
Waters Corp.[a]	26,552	2,313,210

		54,925,387
ENGINEERING & CONSTRUCTION — 0.25%
Fluor Corp.	131,384	7,717,496
Jacobs Engineering Group Inc.[a,b]	102,071	4,345,163

		12,062,659

356

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

ENTERTAINMENT — 0.06%
International Game Technology	208,888	$2,959,943

		2,959,943
ENVIRONMENTAL CONTROL — 0.38%
Republic Services Inc.	236,302	6,930,738
Waste Management Inc.	343,490	11,589,352

		18,520,090
FOOD — 2.77%
Campbell Soup Co.[b]	67,572	2,357,587
ConAgra Foods Inc.	321,345	9,479,678
Dean Foods Co.[a,b]	145,442	2,401,248
General Mills Inc.	279,434	11,291,928
H.J. Heinz Co.	121,502	7,008,235
Hormel Foods Corp.[b]	104,997	3,276,956
J.M. Smucker Co. (The)	40,768	3,515,832
Kellogg Co.	91,112	5,088,605
Kraft Foods Group Inc.	466,328	21,203,934
Kroger Co. (The)	404,906	10,535,654
Mondelez International Inc. Class A	1,398,780	35,626,927
Safeway Inc.[b]	188,060	3,402,005
Sysco Corp.	462,734	14,650,159
Tyson Foods Inc. Class A	225,215	4,369,171

		134,207,919
FOREST PRODUCTS & PAPER — 0.37%
International Paper Co.	345,716	13,773,325
MeadWestvaco Corp.	137,169	4,371,576

		18,144,901
GAS — 0.46%
AGL Resources Inc.	92,434	3,694,587
CenterPoint Energy Inc.	335,318	6,454,872
NiSource Inc.	243,007	6,048,444
Sempra Energy	88,867	6,304,225

		22,502,128
HAND & MACHINE TOOLS — 0.20%
Stanley Black & Decker Inc.	133,011	9,838,824

		9,838,824
HEALTH CARE — PRODUCTS — 1.33%
Becton, Dickinson and Co.	77,847	6,086,857
Boston Scientific Corp.[a]	613,860	3,517,418
C.R. Bard Inc.	21,575	2,108,741
CareFusion Corp.[a]	174,118	4,976,293

Security	Shares	Value

Covidien PLC	138,143	$7,976,377
Hospira Inc.[a]	129,654	4,050,391
Medtronic Inc.	406,036	16,655,597
St. Jude Medical Inc.	243,060	8,784,188
Stryker Corp.	105,109	5,762,075
Varian Medical Systems Inc.[a]	29,118	2,045,248
Zimmer Holdings Inc.	39,408	2,626,937

		64,590,122
HEALTH CARE — SERVICES — 2.31%
Aetna Inc.	263,414	12,196,068
Cigna Corp.	225,148	12,036,412
Coventry Health Care Inc.	105,537	4,731,224
Humana Inc.	124,773	8,563,171
Laboratory Corp. of America Holdings[a]	74,748	6,474,672
Quest Diagnostics Inc.	125,497	7,312,710
Tenet Healthcare Corp.[a,b]	83,590	2,714,167
UnitedHealth Group Inc.	804,024	43,610,262
WellPoint Inc.	239,052	14,563,048

		112,201,734
HOLDING COMPANIES — DIVERSIFIED — 0.08%
Leucadia National Corp.	155,477	3,698,798

		3,698,798
HOME FURNISHINGS — 0.18%
Harman International Industries Inc.	53,262	2,377,616
Whirlpool Corp.	61,079	6,214,788

		8,592,404
HOUSEHOLD PRODUCTS & WARES — 0.35%
Avery Dennison Corp.	78,184	2,730,185
Clorox Co. (The)	45,976	3,366,363
Kimberly-Clark Corp.	129,482	10,932,165

		17,028,713
INSURANCE — 7.77%
ACE Ltd.	267,489	21,345,622
Aflac Inc.	369,117	19,607,495
Allstate Corp. (The)	379,263	15,234,995
American International Group Inc.[a,b]	1,161,909	41,015,388
Aon PLC	95,757	5,324,089
Assurant Inc.	61,810	2,144,807
Berkshire Hathaway Inc. Class Ba,b	1,435,649	128,777,715
Chubb Corp. (The)	206,159	15,527,896
Cincinnati Financial Corp.	114,892	4,499,171

357

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Genworth Financial Inc. Class Aa	386,110	$2,899,686
Hartford Financial Services Group Inc. (The)	344,469	7,729,884
Lincoln National Corp.	215,758	5,588,132
Loews Corp.	245,122	9,988,722
Marsh & McLennan Companies Inc.	210,540	7,257,314
MetLife Inc.	858,805	28,289,037
Principal Financial Group Inc.	216,502	6,174,637
Progressive Corp. (The)	438,771	9,258,068
Prudential Financial Inc.	197,339	10,524,089
Torchmark Corp.	74,498	3,849,312
Travelers Companies Inc. (The)	300,214	21,561,369
Unum Group	215,881	4,494,642
XL Group PLC	235,831	5,909,925

		377,001,995
INTERNET — 0.11%
Expedia Inc.	24,131	1,482,850
Symantec Corp.[a]	212,291	3,993,194

		5,476,044
IRON & STEEL — 0.31%
Allegheny Technologies Inc.	84,263	2,558,225
Cliffs Natural Resources Inc.	111,666	4,305,841
Nucor Corp.	129,503	5,591,940
United States Steel Corp.[b]	113,266	2,703,659

		15,159,665
LEISURE TIME — 0.34%
Carnival Corp.	351,040	12,907,741
Harley-Davidson Inc.	71,011	3,468,177

		16,375,918
LODGING — 0.14%
Marriott International Inc. Class A	83,049	3,095,236
Starwood Hotels & Resorts Worldwide Inc.	59,985	3,440,740

		6,535,976
MACHINERY — 1.39%
Caterpillar Inc.	514,713	46,107,991
Deere & Co.	98,864	8,543,827
Flowserve Corp.	14,471	2,124,343
Joy Global Inc.	82,998	5,293,612
Rockwell Automation Inc.	38,197	3,208,166
Xylem Inc.	78,749	2,134,098

		67,412,037

Security	Shares	Value

MANUFACTURING — 4.94%
3M Co.	215,470	$20,006,390
Danaher Corp.	183,352	10,249,377
Dover Corp.	61,692	4,053,781
Eaton Corp. PLC	185,516	10,054,967
General Electric Co.	8,253,314	173,237,061
Ingersoll-Rand PLC	92,160	4,419,994
Pall Corp.	40,887	2,463,851
Parker Hannifin Corp.	117,557	9,999,398
Textron Inc.	221,112	5,481,366

		239,966,185
MEDIA — 0.80%
Cablevision NY Group Class A	169,427	2,531,239
Gannett Co. Inc.	97,420	1,754,534
McGraw-Hill Companies Inc. (The)	76,259	4,169,080
Viacom Inc. Class B NVS	160,358	8,457,281
Walt Disney Co. (The)	418,488	20,836,517
Washington Post Co. (The) Class Bb	3,513	1,282,983

		39,031,634
METAL FABRICATE & HARDWARE — 0.20%
Precision Castparts Corp.	50,455	9,557,186

		9,557,186
MINING — 1.09%
Alcoa Inc.	842,955	7,316,849
Freeport-McMoRan Copper & Gold Inc.	747,258	25,556,224
Newmont Mining Corp.	390,788	18,148,195
Vulcan Materials Co.	32,531	1,693,238

		52,714,506
MISCELLANEOUS — MANUFACTURING — 0.08%
Pentair Ltd. Registered	79,202	3,892,778

		3,892,778
OFFICE & BUSINESS EQUIPMENT — 0.18%
Pitney Bowes Inc.[b]	157,724	1,678,183
Xerox Corp.	998,613	6,810,541

		8,488,724
OIL & GAS — 12.76%
Anadarko Petroleum Corp.	192,781	14,325,556
Apache Corp.	307,999	24,177,921
Cabot Oil & Gas Corp.	65,762	3,271,002
Chesapeake Energy Corp.	409,647	6,808,333

358

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Chevron Corp.	1,540,415	$166,580,478
ConocoPhillips	955,448	55,406,430
Devon Energy Corp.	296,504	15,430,068
Diamond Offshore Drilling Inc.	54,472	3,701,917
Ensco PLC Class A	182,940	10,844,683
EQT Corp.	63,272	3,731,783
Exxon Mobil Corp.	1,650,701	142,868,172
Helmerich & Payne Inc.	82,873	4,641,717
Hess Corp.	233,997	12,392,481
Marathon Oil Corp.	556,097	17,049,934
Marathon Petroleum Corp.	144,382	9,096,066
Murphy Oil Corp.	145,653	8,673,636
Nabors Industries Ltd.[a]	227,916	3,293,386
Newfield Exploration Co.[a,b]	105,892	2,835,788
Noble Corp.	199,690	6,953,206
Occidental Petroleum Corp.	637,697	48,853,967
Phillips 66	492,605	26,157,325
QEP Resources Inc.	139,774	4,230,959
Range Resources Corp.	52,217	3,280,794
Rowan Companies PLC[a,b]	97,486	3,048,387
Southwestern Energy Co.[a]	131,461	4,392,112
Valero Energy Corp.	435,763	14,868,234
WPX Energy Inc.[a,b]	155,922	2,320,119

		619,234,454
OIL & GAS SERVICES — 1.85%
Baker Hughes Inc.	346,115	14,135,337
Cameron International Corp.[a]	103,422	5,839,206
FMC Technologies Inc.[a,b]	100,611	4,309,169
Halliburton Co.	416,410	14,445,263
National Oilwell Varco Inc.	336,042	22,968,471
Schlumberger Ltd.	407,543	28,238,654

		89,936,100
PACKAGING & CONTAINERS — 0.12%
Bemis Co. Inc.	47,052	1,574,360
Owens-Illinois Inc.[a]	129,166	2,747,361
Sealed Air Corp.	77,931	1,364,572

		5,686,293
PHARMACEUTICALS — 5.28%
Abbott Laboratories	458,003	29,999,196
Allergan Inc.	87,362	8,013,716
AmerisourceBergen Corp.	185,863	8,025,564
Bristol-Myers Squibb Co.	571,744	18,633,137

Security	Shares	Value

Cardinal Health Inc.	267,706	$11,024,133
DENTSPLY International Inc.	43,488	1,722,560
Express Scripts Holding Co.[a]	295,636	15,964,344
Forest Laboratories Inc.[a]	183,649	6,486,483
Johnson & Johnson	1,025,164	71,863,996
McKesson Corp.	185,808	18,015,944
Mead Johnson Nutrition Co. Class A	74,794	4,928,177
Patterson Companies Inc.	65,467	2,240,935
Pfizer Inc.	2,375,946	59,588,726

		256,506,911
PIPELINES — 0.98%
Kinder Morgan Inc.	497,820	17,587,981
ONEOK Inc.	161,574	6,907,288
Spectra Energy Corp.	524,165	14,351,638
Williams Companies Inc. (The)	271,089	8,875,454

		47,722,361
REAL ESTATE — 0.04%
CBRE Group Inc. Class Aa,b	94,699	1,884,510

		1,884,510
REAL ESTATE INVESTMENT TRUSTS — 1.88%
Apartment Investment and Management Co. Class A	53,760	1,454,746
AvalonBay Communities Inc.	43,389	5,883,114
Boston Properties Inc.[b]	54,442	5,760,508
Equity Residential	119,396	6,766,171
HCP Inc.	157,115	7,098,456
Host Hotels & Resorts Inc.[b]	571,686	8,958,320
Kimco Realty Corp.[b]	150,274	2,903,294
Plum Creek Timber Co. Inc.[b]	59,618	2,645,251
Prologis Inc.[b]	362,856	13,240,615
Public Storage	52,334	7,586,337
Simon Property Group Inc.	90,084	14,241,379
Ventas Inc.	76,449	4,947,779
Vornado Realty Trust	66,974	5,363,278
Weyerhaeuser Co.	157,032	4,368,630

		91,217,878
RETAIL — 6.41%
Abercrombie & Fitch Co. Class A	62,456	2,996,014
AutoNation Inc.[a]	16,887	670,414
Bed Bath & Beyond Inc.[a]	89,827	5,022,228
Best Buy Co. Inc.	209,710	2,485,063

359

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Big Lots Inc.[a,b]	45,238	$1,287,473
CarMax Inc.[a,b]	68,190	2,559,853
Chipotle Mexican Grill Inc.[a]	7,889	2,346,662
Costco Wholesale Corp.	194,029	19,164,244
CVS Caremark Corp.	981,269	47,444,356
Darden Restaurants Inc.	100,780	4,542,155
Dollar General Corp.[a]	67,878	2,992,741
GameStop Corp. Class Ab	95,147	2,387,238
J.C. Penney Co. Inc.[b]	111,910	2,205,746
Kohl’s Corp.	167,052	7,179,895
Macy’s Inc.	311,358	12,149,189
McDonald’s Corp.	379,323	33,460,082
Staples Inc.	528,657	6,026,690
Target Corp.	512,260	30,310,424
Tiffany & Co.	47,605	2,729,671
Wal-Mart Stores Inc.	1,316,469	89,822,680
Walgreen Co.	676,238	25,027,568
Yum! Brands Inc.	124,767	8,284,529

		311,094,915
SAVINGS & LOANS — 0.13%
Hudson City Bancorp Inc.	373,150	3,033,709
People’s United Financial Inc.	272,844	3,298,684

		6,332,393
SEMICONDUCTORS — 0.79%
Advanced Micro Devices Inc.[a,b]	472,426	1,133,822
Altera Corp.	115,562	3,979,955
Analog Devices Inc.	78,046	3,282,615
First Solar Inc.[a,b]	46,963	1,450,217
Lam Research Corp.[a]	54,989	1,986,753
Linear Technology Corp.	59,972	2,057,040
Microchip Technology Inc.	56,349	1,836,414
Micron Technology Inc.[a,b]	455,038	2,889,491
NVIDIA Corp.	493,759	6,068,298
Texas Instruments Inc.	344,431	10,656,695
Xilinx Inc.	77,660	2,787,994

		38,129,294
SOFTWARE — 1.90%
Autodesk Inc.[a,b]	61,739	2,182,474
BMC Software Inc.[a,b]	41,244	1,635,737
CA Inc.	263,033	5,781,465
Citrix Systems Inc.[a]	61,456	4,040,732
Dun & Bradstreet Corp. (The)	16,721	1,315,107

Security	Shares	Value

Electronic Arts Inc.[a,b]	238,967	$3,472,190
Fidelity National Information Services Inc.	58,622	2,040,632
Microsoft Corp.	2,682,893	71,713,730

		92,182,067
TELECOMMUNICATIONS — 6.39%
AT&T Inc.	4,470,497	150,700,454
CenturyLink Inc.	491,413	19,224,077
Cisco Systems Inc.	2,214,827	43,521,350
Corning Inc.	1,163,392	14,682,007
Frontier Communications Corp.[b]	783,642	3,353,988
Harris Corp.	40,101	1,963,345
Juniper Networks Inc.[a,b]	406,713	8,000,045
MetroPCS Communications Inc.[a]	121,964	1,212,322
Motorola Solutions Inc.	220,899	12,299,656
Verizon Communications Inc.	1,190,544	51,514,839
Windstream Corp.[b]	461,521	3,821,394

		310,293,477
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.[b]	90,570	3,251,463

		3,251,463
TRANSPORTATION — 1.69%
C.H. Robinson Worldwide Inc.	61,894	3,912,939
CSX Corp.	811,926	16,019,300
Expeditors International of Washington Inc.	86,746	3,430,804
FedEx Corp.	229,935	21,089,638
Norfolk Southern Corp.	248,797	15,385,606
Ryder System Inc.	40,141	2,004,240
United Parcel Service Inc. Class B	275,987	20,348,522

		82,191,049

Total COMMON STOCKS
(Cost: $4,673,035,190)		4,863,082,558

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	135,994,007	135,994,007
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	9,694,581	9,694,581

360

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	6,966,190	$6,966,190

		152,654,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,654,778)		152,654,778

TOTAL INVESTMENTS IN SECURITIES — 103.34%
(Cost: $4,825,689,968)		5,015,737,336

SHORT POSITIONS[f] — (0.32)%

COMMON STOCKS — (0.32)%
AbbVie Inc.[a]	(455,812)	(15,570,189)

		(15,570,189)

TOTAL SHORT POSITIONS
(Proceeds: $15,570,189)		(15,570,189)
Other Assets, Less Liabilities — (3.01)%		(146,325,494)

NET ASSETS — 100.00%		$4,853,841,653

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

361

Schedule of Investments  (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.55%

CHINA — 27.24%
China Construction Bank Corp. Class H	15,984,960	$12,827,812
China Life Insurance Co. Ltd. Class H	1,440,000	4,700,388
China Mobile Ltd.	1,008,000	11,737,035
China Petroleum & Chemical Corp. Class H	3,264,000	3,697,391
CNOOC Ltd.	3,120,000	6,754,562
Industrial and Commercial Bank of China Ltd. Class H	15,936,115	11,308,261
PetroChina Co. Ltd. Class H	4,128,000	5,847,802
Ping An Insurance (Group) Co. of China Ltd. Class H	384,000	3,215,338
Want Want China Holdings Ltd.	1,296,000	1,785,776

		61,874,365
HONG KONG — 18.02%
AIA Group Ltd.	1,574,400	6,144,565
BOC Hong Kong (Holdings) Ltd.	696,000	2,164,098
Cheung Kong (Holdings) Ltd.	260,000	3,991,820
CLP Holdings Ltd.	384,000	3,212,861
Hang Seng Bank Ltd.	144,000	2,205,281
Hong Kong and China Gas Co. Ltd. (The)[a]	1,008,084	2,750,792
Hong Kong Exchanges and Clearing Ltd.[a]	225,600	3,839,145
Hutchison Whampoa Ltd.	452,000	4,717,779
Li & Fung Ltd.	1,152,000	2,033,243
Power Assets Holdings Ltd.	240,000	2,049,840
Sands China Ltd.	460,800	2,018,380
Sun Hung Kai Properties Ltd.	288,000	4,317,668
Swire Pacific Ltd. Class A	120,000	1,483,966

		40,929,438
SINGAPORE — 9.62%
DBS Group Holdings Ltd.[a]	336,500	4,088,137
Jardine Matheson Holdings Ltd.[a]	51,200	3,174,400
Keppel Corp. Ltd.	288,000	2,593,533
Oversea-Chinese Banking Corp. Ltd.	528,000	4,205,845
Singapore Telecommunications Ltd.	1,440,000	3,890,299
United Overseas Bank Ltd.	240,000	3,892,264

		21,844,478
SOUTH KOREA — 29.12%
Hyundai Heavy Industries Co. Ltd.	8,400	1,898,793
Hyundai Mobis Co. Ltd.[a]	13,344	3,589,727
Hyundai Motor Co.[a]	31,968	6,524,538
KB Financial Group Inc.	76,326	2,702,058
Kia Motors Corp.	52,656	2,778,940
KT&G Corp.	25,248	1,905,554
LG Electronics Inc.	21,359	1,468,391
POSCO	16,272	5,304,559
Samsung C&T Corp.	28,752	1,681,223
Samsung Electronics Co. Ltd.	23,568	33,505,822
Shinhan Financial Group Co. Ltd.	83,708	3,037,672
SK Innovation Co. Ltd.	10,752	1,747,517

		66,144,794

Security	Shares	Value

TAIWAN — 15.55%
Cathay Financial Holding Co. Ltd.	1,776,699	$1,927,271
China Steel Corp.	2,304,088	2,170,075
Chunghwa Telecom Co. Ltd.	720,551	2,344,849
Formosa Chemicals & Fibre Corp.	720,490	1,860,834
Formosa Plastics Corp.	912,030	2,468,596
Hon Hai Precision Industry Co. Ltd.	2,016,298	6,172,695
MediaTek Inc.	240,112	2,674,894
Nan Ya Plastics Corp.	1,152,010	2,221,583
Quanta Computer Inc.	624,000	1,467,654
Taiwan Semiconductor Manufacturing Co. Ltd.	3,600,343	12,026,353

		35,334,804

Total COMMON STOCKS
(Cost: $176,513,808)		226,127,879

SHORT-TERM INVESTMENTS — 3.73%

MONEY MARKET FUNDS — 3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,c,d]	7,612,458	7,612,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[b,c,d]	542,668	542,668
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	311,999	311,999

		8,467,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,467,125)		8,467,125

TOTAL INVESTMENTS IN SECURITIES — 103.28%
(Cost: $184,980,933)		234,595,004
Other Assets, Less Liabilities — (3.28)%		(7,451,514)

NET ASSETS — 100.00%		$227,143,490

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

362

Schedule of Investments  (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 14.65%
Abacus Property Group	109,460	$245,465
ALE Property Group	64,870	157,594
Aspen Group Ltd.	442,585	103,386
Astro Japan Property Trust	22,100	67,227
Australand Property Group	91,390	322,596
BGP Holdings PLC[a,b]	1,986,852	26
BWP Trust	160,030	358,869
Centro Retail Australia	557,050	1,312,807
CFS Retail Property Trust Group	921,310	1,831,704
Challenger Diversified Property Group	46,345	119,807
Charter Hall Group	86,515	293,711
Charter Hall Retail REIT	98,930	386,186
Commonwealth Property Office Fund	919,425	973,638
Cromwell Group	388,960	339,207
Dexus Property Group	1,894,880	1,996,772
FKP Property Group	73,370	86,075
Goodman Group	584,285	2,626,597
GPT Group	640,315	2,446,371
Investa Office Fund	240,435	741,370
Lend Lease Group	203,320	1,958,885
Mirvac Group	1,337,180	2,061,566
Peet Ltd.[a,c]	73,450	85,025
Stockland Corp. Ltd.	869,700	3,187,315
Sunland Group Ltd.[a]	71,890	75,756
Westfield Group	815,425	8,939,820
Westfield Retail Trust	1,101,165	3,452,551

		34,170,326
AUSTRIA — 1.29%
Atrium European Real Estate Ltd.	68,510	401,940
CA Immobilien Anlagen AGa	28,795	397,476
conwert Immobilien Invest SE	25,870	333,226
IMMOEAST AG Escrow[a,b]	100,152	1
IMMOFINANZ AGa	414,960	1,737,537
IMMOFINANZ AG Escrow[a,b]	112,716	1
S IMMO AG	21,320	135,201

		3,005,382
BELGIUM — 0.68%
Aedifica	3,575	207,385
Befimmo SCA	6,175	397,531
Cofinimmo SA	6,110	721,766
Warehouses De Pauw SCA	4,030	250,993

		1,577,675

Security	Shares	Value

CANADA — 5.31%
Allied Properties Real Estate Investment Trust	12,220	$405,001
Artis Real Estate Investment Trust	21,385	335,906
Boardwalk Real Estate Investment Trust	10,010	648,735
Brookfield Office Properties Canada	6,175	181,523
Brookfield Office Properties Inc.	98,020	1,669,598
Calloway Real Estate Investment Trust	20,605	599,091
Canadian Apartment Properties Real Estate Investment Trust	19,175	479,519
Canadian Real Estate Investment Trust	13,260	577,437
Chartwell Seniors Housing Real Estate Investment Trust	33,150	361,897
Cominar Real Estate Investment Trust	23,660	536,312
Crombie Real Estate Investment Trust	10,140	150,313
Dundee International Real Estate Investment Trust	11,310	124,152
Dundee Real Estate Investment Trust	18,915	711,046
First Capital Realty Inc.	32,630	616,749
Granite Real Estate Inc.	18,265	692,665
H&R Real Estate Investment Trust	35,880	868,442
InnVest Real Estate Investment Trust	19,695	81,692
InterRent Real Estate Investment Trust	6,825	35,849
Killam Properties Inc.	20,020	251,130
Mainstreet Equity Corp.[a]	2,405	80,481
Melcor Developments Ltd.	5,720	90,479
Morguard Corp.	2,405	276,803
Morguard Real Estate Investment Trust	12,090	221,960
Northern Property Real Estate Investment Trust	6,760	209,786
NorthWest Healthcare Properties Real Estate Investment Trust	8,255	103,467
Primaris Retail Real Estate Investment Trust	18,070	488,182
Retrocom Mid-Market Real Estate Investment Trust	5,720	32,285
RioCan Real Estate Investment Trust	55,900	1,547,257

		12,377,757
FINLAND — 0.35%
Citycon OYJ	67,990	230,370
Sponda OYJ	94,250	447,333
Technopolis OYJ	30,160	149,906

		827,609

363

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2012

Security	Shares	Value

FRANCE — 6.26%
Altarea	1,365	$210,555
ANF Immobilier	5,265	167,981
Fonciere des Regions	14,495	1,209,676
Gecina SA	10,270	1,149,543
Icade	8,905	785,665
Klepierre	38,285	1,515,258
Mercialys	22,490	508,512
Societe de la Tour Eiffel	2,080	122,031
Societe Immobiliere de Location pour l’Industrie et le Commerce	3,315	365,155
Unibail-Rodamco SE	35,750	8,575,815

		14,610,191
GERMANY — 1.87%
Alstria Office REIT AG	23,985	292,534
Deutsche EuroShop AG	17,030	710,393
Deutsche Wohnen AG Bearer	56,940	1,050,976
DIC Asset AG	10,400	100,175
GAGFAH SAa	27,170	317,409
GSW Immobilien AG	18,395	776,063
Hamborner REIT AG	17,160	169,316
IVG Immobilien AGa	57,135	144,251
PATRIZIA Immobilien AGa	10,465	89,129
Prime Office REIT AG	19,500	83,296
TAG Immobilien AG	49,465	619,213

		4,352,755
HONG KONG — 18.84%
Champion REIT	1,105,000	528,916
Cheung Kong (Holdings) Ltd.	520,000	7,983,640
Chinese Estates Holdings Ltd.[c]	177,000	298,698
CSI Properties Ltd.	1,488,000	60,473
Emperor International Holdings Ltd.	433,000	119,551
Fortune REIT[c]	455,000	375,114
Fragrance Group Ltd.[c]	390,000	83,013
Great Eagle Holdings Ltd.	65,000	215,525
Hang Lung Group Ltd.	260,000	1,477,644
Hang Lung Properties Ltd.	780,000	3,099,531
Henderson Land Development Co. Ltd.[c]	390,929	2,758,900
HKR International Ltd.	208,000	106,270
Hongkong Land Holdings Ltd.[c]	455,000	3,180,450
Hutchison Harbour Ring Ltd.	780,000	67,425
Hysan Development Co. Ltd.	260,000	1,249,540
K. Wah International Holdings Ltd.[c]	390,000	187,683
Kerry Properties Ltd.[c]	292,500	1,518,946

Security	Shares	Value

Kowloon Development Co. Ltd.	130,000	$155,312
Lai Sun Development Co. Ltd.[a]	4,095,000	161,140
Link REIT (The)	877,500	4,381,358
New World China Land Ltd.	1,041,999	500,105
Prosperity REIT	455,000	137,953
Regal REIT	260,000	74,469
Sino Land Co. Ltd.	1,170,000	2,104,260
Sinolink Worldwide Holdings Ltd.[a]	780,000	69,438
Soundwill Holdings Ltd.	130,000	263,326
SRE Group Ltd.[a]	650,000	33,125
Sun Hung Kai Properties Ltd.	595,000	8,920,183
Sunlight REIT[c]	325,000	138,372
Swire Properties Ltd.	416,000	1,387,409
TAI Cheung Holdings Ltd.	130,000	106,504
Tian An China Investments Co. Ltd.	365,200	247,366
Wheelock and Co. Ltd.	325,000	1,635,305
Yuexiu Real Estate Investment Trust[c]	650,000	308,611

		43,935,555
ISRAEL — 0.64%
Africa Israel Investments Ltd.[a]	27,885	55,604
Airport City Ltd.[a]	11,765	55,907
Alony Hetz Properties & Investments Ltd.	25,285	159,255
Amot Investments Ltd.	33,735	85,678
Azrieli Group Ltd.	13,780	354,075
Gazit Globe Ltd.	28,535	370,922
Jerusalem Oil Exploration Ltd.[a]	2,795	55,554
Melisron Ltd.	5,330	96,062
Nitsba Holdings (1995) Ltd.[a]	9,620	82,532
Norstar Holdings Inc.	5,135	123,851
REIT 1 Ltd.	30,457	57,394

		1,496,834
ITALY — 0.12%
Beni Stabili SpA	317,655	186,825
Immobiliare Grande Distribuzione SpA	59,345	64,157
Prelios SpA[a,c]	275,600	28,705

		279,687
JAPAN — 25.47%
Activia Properties Inc.	65	407,448
Advance Residence Investment Corp.	390	798,809
AEON Mall Co. Ltd.	32,500	795,351
Daibiru Corp.	19,500	180,420
Daikyo Inc.	130,000	351,819
Daito Trust Construction Co. Ltd.	32,500	3,063,378

364

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2012

Security	Shares	Value

Daiwa House Industry Co. Ltd.	235,000	$4,019,719
Daiwa Office Investment Corp.	65	224,397
Daiwahouse Residential Investment Corp.	65	508,182
Frontier Real Estate Investment Corp.	65	567,571
Fukuoka REIT Corp.	65	494,651
Global One Real Estate Investment Corp. Ltd.	65	386,399
Goldcrest Co. Ltd.	6,500	109,605
Heiwa Real Estate Co. Ltd.	13,000	176,060
Heiwa Real Estate REIT Inc.	195	129,451
Hulic Co. Ltd.	97,500	657,405
Ichigo Real Estate Investment Corp.	260	141,028
Iida Home Max Co. Ltd.	6,500	76,754
Industrial & Infrastructure Fund Investment Corp.	65	485,630
Japan Excellent Inc.	65	364,598
Japan Hotel REIT Investment Corp.	780	215,421
Japan Logistics Fund Inc.	65	565,315
Japan Prime Realty Investment Corp.	325	936,680
Japan Real Estate Investment Corp.	221	2,172,555
Japan Rental Housing Investments Inc.	325	212,745
Japan Retail Fund Investment Corp.	780	1,430,729
Kenedix Realty Investment Corp.	130	452,553
Leopalace21 Corp.[a]	65,000	266,871
MID REIT Inc.	65	153,733
Mitsubishi Estate Co. Ltd.	535,000	12,678,136
Mitsui Fudosan Co. Ltd.	346,000	8,363,384
Mori Hills REIT Investment Corp.	65	348,060
MORI TRUST Sogo REIT Inc.	65	546,522
Nippon Accommodations Fund Inc.	65	451,050
Nippon Building Fund Inc.	260	2,685,248
Nomura Real Estate Holdings Inc.	32,500	615,683
Nomura Real Estate Office Fund Inc.	130	747,239
Nomura Real Estate Residential Fund Inc.	65	359,336
NTT Urban Development Corp.	455	437,819
ORIX JREIT Inc.	130	639,739
Premier Investment Corp.	65	239,432
Sekisui House SI Investment Corp.	65	297,693
Starts Proceed Investment Corp.	65	96,299
Sumitomo Realty & Development Co. Ltd.	195,000	6,420,690
Takara Leben Co. Ltd.	6,500	70,138
TOC Co. Ltd.	32,500	199,213
Tokyo Tatemono Co. Ltd.	148,000	751,425
Tokyo Theatres Co. Inc.	65,000	86,451
Tokyu Land Corp.	195,000	1,411,785

Security	Shares	Value

TOKYU REIT Inc.	65	$353,698
Top REIT Inc.	65	279,275
United Urban Investment Corp.	845	969,456

		59,393,048
NETHERLANDS — 1.40%
Corio NV	37,635	1,702,641
Eurocommercial Properties NV	13,845	550,153
Nieuwe Steen Investments NV	21,385	171,419
VastNed Retail NV	7,475	322,753
Wereldhave NV	8,385	530,630

		3,277,596
NEW ZEALAND — 0.55%
Argosy Property Ltd.	193,700	145,421
DNZ Property Fund Ltd.	103,545	135,398
Goodman Property Trust	336,245	280,176
Kiwi Income Property Trust	389,285	369,334
Precinct Properties New Zealand Ltd.	327,145	267,196
Vital Healthcare Property Trust	93,470	97,162

		1,294,687
NORWAY — 0.13%
Norwegian Property ASA	194,090	296,440

		296,440
SINGAPORE — 9.60%
AIMS AMP Capital Industrial REIT	155,200	189,950
Ascendas Hospitality Trust	195,000	150,061
Ascendas India Trust	260,000	159,640
Ascendas REIT	715,935	1,389,084
Ascott Residence Trust	260,800	290,371
Bukit Sembawang Estates Ltd.[c]	65,000	357,593
Cache Logistics Trust	260,000	263,938
Cambridge Industrial Trust	455,440	251,676
CapitaCommercial Trust	715,000	986,308
CapitaLand Ltd.	975,000	2,953,336
CapitaMall Trust Management Ltd.	975,000	1,700,164
CapitaMalls Asia Ltd.	520,000	825,870
CapitaRetail China Trust	130,000	175,072
CDL Hospitality Trusts	260,000	400,164
City Developments Ltd.	195,000	2,054,564
Far East Hospitality Trust[a]	325,000	267,397
First REIT	195,000	169,218
Frasers Centrepoint Trust	195,000	319,279
Frasers Commercial Trust	130,600	141,131

365

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2012

Security	Shares	Value

Global Logistic Properties Ltd.	975,000	$2,218,993
GuocoLand Ltd.[c]	130,000	255,424
Ho Bee Investment Ltd.	65,000	101,903
Keppel Land Ltd.	260,000	857,798
Keppel REIT Management Ltd.	260,100	275,751
Lippo Malls Indonesia Retail Trust	650,000	260,745
Mapletree Commercial Trust	455,000	452,579
Mapletree Industrial Trust	455,640	507,303
Mapletree Logistics Trust	585,040	548,400
Orchard Parade Holdings Ltd.	54,000	97,257
Parkway Life REIT	130,000	228,817
Perennial China Retail Trust[c]	260,000	120,262
Sabana Shari’ah Compliant Industrial REIT[c]	195,000	181,989
Starhill Global REIT	585,000	375,952
Suntec REIT	845,000	1,158,719
United Industrial Corp. Ltd.[c]	128,000	298,649
UOL Group Ltd.	195,000	953,049
Wheelock Properties Ltd.	130,000	212,321
Wing Tai Holdings Ltd.	152,550	232,915

		22,383,642
SPAIN — 0.03%
Inmobiliaria Colonial SAa	29,862	64,173

		64,173
SWEDEN — 1.64%
Atrium Ljungberg AB	11,700	156,469
Castellum AB	67,925	963,727
Fabege AB	55,575	561,691
Fastighets AB Balder Class Ba,c	24,440	140,130
Hufvudstaden AB Class A	48,555	611,654
Klovern AB	35,880	141,194
Kungsleden AB	52,325	284,731
Wallenstam AB Class B	44,525	543,092
Wihlborgs Fastigheter AB	27,625	431,014

		3,833,702
SWITZERLAND — 2.04%
Allreal Holding AG Registered[a]	3,510	541,062
Intershop Holdings AG Bearer	520	184,487
Mobimo Holding AG Registered[a]	2,470	590,685
PSP Swiss Property AG Registered[a]	15,015	1,419,728
Swiss Prime Site AG Registered[a]	23,140	1,930,124
Zug Estates Holding AG Bearer[a]	65	85,213

		4,751,299

Security	Shares	Value

UNITED KINGDOM — 8.25%
Big Yellow Group PLC	45,630	$257,746
British Land Co. PLC	348,140	3,180,368
Capital & Counties Properties PLC	228,735	899,778
Capital Shopping Centres Group PLC	236,860	1,348,326
CLS Holdings PLC[a]	7,020	87,294
Derwent London PLC	33,800	1,157,077
Development Securities PLC	50,830	118,153
Grainger PLC	163,605	315,405
Great Portland Estates PLC	131,040	1,041,811
Hammerson PLC	279,110	2,215,386
Hansteen Holdings PLC	254,995	331,596
Helical Bar PLC	40,040	149,858
Land Securities Group PLC	305,825	4,044,061
London & Stamford Property PLC	216,450	379,283
Metric Property Investments PLC	79,300	130,836
Primary Health Properties PLC	29,900	169,137
Quintain Estates and Development PLC[a]	193,050	167,100
Raven Russia Ltd.[a]	236,665	244,284
Safestore Holdings PLC	66,105	116,050
Schroder REIT Ltd.	144,950	92,479
SEGRO PLC	289,120	1,158,933
Shaftesbury PLC	100,165	915,039
St. Modwen Properties PLC	62,140	232,017
UNITE Group PLC	64,155	288,137
Workspace Group PLC	41,665	204,534

		19,244,688

Total COMMON STOCKS
(Cost: $212,597,498)		231,173,046

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,b]	5,460	—

		—

TOTAL WARRANTS
(Cost: $0)		—

INVESTMENT COMPANIES — 0.41%

SWITZERLAND — 0.16%
Solvalor 61 Fund	1,365	378,773

		378,773

366

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2012

Security	Shares	Value

UNITED KINGDOM — 0.25%
F&C Commercial Property Trust Ltd.	195,910	$330,235
Picton Property Income Ltd.	140,790	82,387
UK Commercial Property Trust Ltd.	154,830	165,603

		578,225

TOTAL INVESTMENT COMPANIES
(Cost: $960,769)		956,998

SHORT-TERM INVESTMENTS — 1.22%

MONEY MARKET FUNDS — 1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	2,417,125	2,417,125
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d],[e,f]	172,309	172,309
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	261,376	261,376

		2,850,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,850,810)		2,850,810

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $216,409,077)		234,980,854
Other Assets, Less Liabilities — (0.75)%		(1,753,725)

NET ASSETS — 100.00%		$233,227,129

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

367

Schedule of Investments  (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 95.09%

BRAZIL — 27.90%
CCR SA	1,455,300	$13,824,462
Centrais Eletricas Brasileiras SA SP ADR	249,634	778,858
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	51,590	4,311,376
CPFL Energia SA SP ADR	103,488	2,169,108
EcoRodovias Infraestrutura e Logistica SA	284,900	2,407,214
OSX Brasil SAa	77,000	400,513
Ultrapar Participacoes SA SP ADR	565,334	12,595,642

		36,487,173
CHILE — 7.18%
Empresa Nacional de Electricidad SA SP ADR	102,872	5,021,182
Enersis SA SP ADR	240,009	4,372,964

		9,394,146
CHINA — 26.07%
Beijing Capital International Airport Co. Ltd. Class H	3,696,000	2,646,523
China Merchants Holdings (International) Co. Ltd.[b]	2,618,000	8,393,570
China Oilfield Services Ltd. Class H	2,618,000	5,397,555
China Resources Power Holdings Co. Ltd.	1,540,000	3,930,046
COSCO Pacific Ltd.	3,542,000	5,045,083
Huaneng Power International Inc. Class H SP ADR	81,928	3,043,625
Jiangsu Expressway Co. Ltd. Class H	2,772,000	2,857,529
Zhejiang Expressway Co. Ltd. Class H	3,542,000	2,787,591

		34,101,522
CZECH REPUBLIC — 4.27%
CEZ AS	156,310	5,584,010

		5,584,010
INDONESIA — 2.05%
PT Jasa Marga (Persero) Tbk	4,735,500	2,677,922

		2,677,922
MALAYSIA — 3.53%
Tenaga Nasional Bhd	2,032,800	4,613,353

		4,613,353
MEXICO — 7.58%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	79,161	4,525,634
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	47,278	5,389,692

		9,915,326

Security	Shares	Value

PHILIPPINES — 2.48%
International Container Terminal Services Inc.	1,801,800	$3,247,080

		3,247,080
RUSSIA — 6.86%
Eurasia Drilling Co. Ltd. SP GDR[c]	53,900	1,924,230
RusHydro OJSC SP ADR	1,555,071	3,587,549
TMK OAO SP GDR[c]	226,072	3,461,162

		8,972,941
SOUTH KOREA — 5.50%
Korea Electric Power Corp. SP ADR[a]	515,053	7,195,290

		7,195,290
TURKEY — 1.67%
TAV Havalimanlari Holding AS	427,504	2,184,589

		2,184,589

Total COMMON STOCKS
(Cost: $115,054,242)		124,373,352

PREFERRED STOCKS — 3.81%

BRAZIL — 3.81%
Companhia Energetica de Minas Gerais SP ADR	459,074	4,985,544

		4,985,544

TOTAL PREFERRED STOCKS
(Cost: $6,418,817)		4,985,544

SHORT-TERM INVESTMENTS — 1.57%

MONEY MARKET FUNDS — 1.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,853,945	1,853,945
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	132,162	132,162
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	67,738	67,738

		2,053,845

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,053,845)		2,053,845

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $123,526,904)		131,412,741
Other Assets, Less Liabilities — (0.47)%		(610,573)

NET ASSETS — 100.00%		$130,802,168

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.

368

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2012

[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

369

Schedule of Investments  (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.77%

AUSTRIA — 0.28%
Erste Group Bank AGa	44,330	$1,404,134
OMV AG	25,110	905,588
Telekom Austria AG	40,300	304,975
voestalpine AG	18,910	689,590

		3,304,287
BELGIUM — 1.75%
Ageas	42,160	1,234,793
Anheuser-Busch InBev NV	139,500	12,090,693
Belgacom SA	24,180	707,871
Colruyt SA	12,400	613,056
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	17,670	704,708
Groupe Bruxelles Lambert SA	14,260	1,130,655
KBC Groep NV	25,420	876,384
Solvay SA	10,230	1,474,829
UCB SA	18,910	1,077,516
Umicore SA	19,530	1,073,449

		20,983,954
DENMARK — 1.59%
A.P. Moeller-Maersk A/S Class B	215	1,618,455
Carlsberg A/S Class B	18,600	1,820,855
Danske Bank A/Sa	117,180	1,980,574
Novo Nordisk A/S Class B	75,950	12,300,220
Novozymes A/S Class B	42,160	1,186,032
Vestas Wind Systems A/Sa,b	36,270	204,195

		19,110,331
FINLAND — 1.18%
Fortum OYJ	75,950	1,416,875
Kone OYJ Class B	35,650	2,622,654
Metso OYJ	23,250	982,116
Nokia OYJ[b]	649,450	2,505,344
Nokian Renkaat OYJ	22,940	910,347
Sampo OYJ Class A	83,700	2,685,921
Stora Enso OYJ Class R	100,130	692,400
UPM-Kymmene OYJ	91,450	1,061,599
Wartsila OYJ Abp	29,760	1,283,789

		14,161,045
FRANCE — 14.93%
Accor SA	31,310	1,101,946
Alcatel-Lucent[a,b]	409,510	541,518
ALSTOM	36,580	1,453,323
ArcelorMittal	156,550	2,669,727

Security	Shares	Value

AXA SA	319,300	$5,619,885
BNP Paribas SA	180,730	10,146,919
Bouygues SA	30,070	888,032
Cap Gemini SA	27,285	1,182,058
Carrefour SA	107,570	2,743,514
Casino Guichard-Perrachon SA	9,610	913,494
Christian Dior SA	8,990	1,520,073
Compagnie de Saint-Gobain	76,570	3,252,606
Compagnie Generale des Etablissements Michelin Class B	31,620	2,984,431
Credit Agricole SAa	191,270	1,534,205
Danone SA	105,710	6,955,165
Dassault Systemes SA	11,160	1,239,305
Edenred SA	26,970	828,484
Electricite de France SA	50,840	937,044
Essilor International SA	36,890	3,697,292
European Aeronautic Defence and Space Co. NV	71,920	2,797,171
France Telecom SA	335,420	3,687,654
GDF Suez	267,530	5,493,483
Gemalto NV	13,020	1,167,259
Hermes International SCA[b]	2,790	832,408
L’Air Liquide SA	53,940	6,759,434
L’Oreal SA	43,090	5,959,355
Lafarge SA	32,240	2,050,027
Lagardere SCA	23,250	775,056
Legrand SA	43,090	1,810,815
LVMH Moet Hennessy Louis Vuitton SA	47,740	8,736,131
Pernod Ricard SA	34,720	4,002,553
PPR SA	13,020	2,417,771
PSA Peugeot Citroen SAa,b	43,400	313,043
Publicis Groupe SA	29,450	1,756,917
Renault SA	35,960	1,928,863
Safran SA	41,850	1,798,431
Sanofi	208,630	19,636,380
Schneider Electric SA	96,100	6,946,866
SES SA Class A FDR	77,500	2,217,730
Societe Generale[a]	134,850	5,038,463
Sodexo	17,050	1,432,344
STMicroelectronics NV	113,150	800,782
Suez Environnement SA	50,530	606,830
Technip SA	18,600	2,129,512
Thales SA	16,430	568,501
Total SA	410,440	21,109,255
Unibail-Rodamco SE	15,810	3,792,549
Valeo SA	13,640	676,789
Vallourec SA	21,080	1,097,501

370

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2012

Security	Shares	Value

Veolia Environnement	77,190	$931,680
Vinci SA	99,820	4,732,434
Vivendi SA	229,400	5,126,375

		179,339,383
GERMANY — 12.35%
Adidas AG	36,270	3,219,611
Allianz SE Registered	79,050	10,922,208
BASF SE	159,340	14,946,758
Bayer AG Registered	143,530	13,603,744
Bayerische Motoren Werke AG	55,490	5,335,415
Beiersdorf AG	17,050	1,390,983
Commerzbank AGa	761,050	1,438,830
Continental AG	17,360	2,004,710
Daimler AG Registered	172,050	9,372,647
Deutsche Bank AG Registered	158,600	6,889,788
Deutsche Boerse AG	33,480	2,039,711
Deutsche Lufthansa AG Registered	39,680	744,953
Deutsche Post AG Registered	147,250	3,222,632
Deutsche Telekom AG Registered	510,570	5,785,601
E.ON SE	347,510	6,455,436
Fresenius Medical Care AG & Co. KGaA	35,960	2,480,000
Fresenius SE & Co. KGaA	22,630	2,598,663
GEA Group AG	29,760	960,095
HeidelbergCement AG	24,490	1,479,742
Hochtief AGa	4,960	287,270
Infineon Technologies AG	188,170	1,520,503
K+S AG Registered	30,070	1,387,550
Lanxess AG	14,570	1,272,987
Linde AG	32,240	5,610,690
MAN SE	6,200	660,057
Merck KGaA	11,470	1,509,634
METRO AG	22,630	626,543
Muenchener Rueckversicherungs-Gesellschaft AG Registered	27,900	5,002,538
QIAGEN NVa	40,300	730,559
RWE AG	84,940	3,498,409
Salzgitter AG	6,820	354,490
SAP AG	161,820	12,947,819
Siemens AG Registered	139,190	15,084,368
ThyssenKrupp AG	66,960	1,567,854
Volkswagen AG	6,200	1,330,332

		148,283,130
GREECE — 0.04%
National Bank of Greece SAa	52,390	89,102
National Bank of Greece SA SP ADR[a,b]	106,770	191,118
OPAP SA	35,100	249,889

		530,109

Security	Shares	Value

IRELAND — 0.45%
CRH PLC	125,860	$2,538,788
Elan Corp. PLC[a]	84,630	873,418
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	3
Kerry Group PLC Class A	24,490	1,293,281
Prothena Corp. PLC[a]	1,998	14,642
Ryanair Holdings PLC SP ADR	20,614	706,648

		5,426,780
ITALY — 3.65%
Assicurazioni Generali SpA	234,980	4,256,620
Atlantia SpA	56,420	1,016,831
Banca Monte dei Paschi di Siena SpA[a,b]	1,248,060	371,376
Banco Popolare Scrl[a]	303,475	503,328
Enel SpA	1,127,470	4,664,501
Eni SpA	467,170	11,295,919
Fiat Industrial SpA	139,810	1,521,607
Fiat SpA[a]	153,760	768,298
Finmeccanica SpA[a]	66,970	384,252
Intesa Sanpaolo SpA	2,422,340	4,151,698
Luxottica Group SpA	27,280	1,117,462
Mediaset SpA	124,000	254,378
Mediobanca SpA	87,420	537,317
Pirelli & C. SpA	40,300	459,853
Saipem SpA	43,710	1,688,479
Snam SpA	293,880	1,361,505
Telecom Italia SpA	1,693,530	1,524,969
Tenaris SA	82,460	1,693,784
Terna SpA	225,370	898,515
UniCredit SpA[a]	943,330	4,609,102
Unione di Banche Italiane ScpA	157,628	728,606

		43,808,400
NETHERLANDS — 3.64%
AEGON NV	308,760	1,955,154
Akzo Nobel NV	41,230	2,704,021
ASML Holding NV	56,110	3,550,821
D.E Master Blenders 1753 NVa	103,230	1,186,642
Heineken NV	37,200	2,475,275
ING Groep NV CVA[a]	665,260	6,193,054
Koninklijke Ahold NV	184,760	2,468,761
Koninklijke DSM NV	31,620	1,908,885
Koninklijke KPN NV	179,490	879,353
Koninklijke Philips Electronics NV	166,470	4,366,437
PostNL NVa	75,656	291,056
Randstad Holding NV	18,290	670,477
Reed Elsevier NV	125,860	1,855,970
TNT Express NV	66,384	737,799
Unilever NV CVA	298,530	11,348,938
Wolters Kluwer NV	52,080	1,062,549

		43,655,192

371

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2012

Security	Shares	Value

NORWAY — 1.34%
DNB ASA	159,030	$2,011,718
Norsk Hydro ASA	157,170	787,368
Orkla ASA	139,500	1,215,714
Seadrill Ltd.	63,240	2,310,173
Statoil ASA	182,900	4,568,187
Subsea 7 SA	48,670	1,155,259
Telenor ASA	124,620	2,512,441
Yara International ASA	31,930	1,570,897

		16,131,757
PORTUGAL — 0.25%
Banco Espirito Santo SA Registered[a]	389,670	459,798
Energias de Portugal SA	426,560	1,287,843
Galp Energia SGPS SA Class B	37,820	586,376
Portugal Telecom SGPS SA Registered	132,990	657,327

		2,991,344
SPAIN — 4.64%
Abertis Infraestructuras SA	60,450	989,841
Acciona SA	4,650	344,599
Acerinox SAb	18,600	204,712
Actividades de Construcciones y Servicios SA	29,542	741,573
Amadeus IT Holding SA Class A	59,830	1,502,662
Banco Bilbao Vizcaya Argentaria SA	949,530	8,712,950
Banco de Sabadell SAa	514,290	1,339,129
Banco Popular Espanol SAb	1,166,220	901,001
Banco Santander SA	1,791,490	14,407,595
Distribuidora Internacional de Alimentacion SA	104,470	662,497
Enagas SA	32,860	699,227
Ferrovial SA	70,060	1,034,512
Gas Natural SDG SA	60,760	1,087,840
Iberdrola SA	703,700	3,891,946
Industria de Diseno Textil SA	39,060	5,432,903
International Consolidated Airlines Group SA London[a]	135,328	406,515
Red Electrica Corporacion SA	18,910	929,924
Repsol SA	148,490	3,002,122
Telefonica SA	703,080	9,445,527

		55,737,075
SWEDEN — 4.59%
Alfa Laval AB	54,560	1,134,736
Assa Abloy AB Class B	57,040	2,129,755
Atlas Copco AB Class A	110,670	3,033,220
Atlas Copco AB Class B	69,130	1,681,108
Boliden AB	48,360	907,663
Electrolux AB Class B	40,920	1,072,464
Hennes & Mauritz AB Class B	163,680	5,648,519
Holmen AB Class B	9,610	284,218
Investor AB Class B	79,360	2,073,830
Millicom International Cellular SA SDR	11,160	964,960
Nordea Bank AB	456,320	4,355,959

Security	Shares	Value

Sandvik AB	191,580	$3,047,988
Scania AB Class B	53,320	1,100,750
Securitas AB Class B	48,360	421,495
Skandinaviska Enskilda Banken AB Class A	296,980	2,522,215
Skanska AB Class B	68,200	1,113,350
SKF AB Class B	65,100	1,633,141
SSAB AB Class Ab	31,000	269,474
Svenska Cellulosa AB Class B	106,020	2,297,892
Svenska Handelsbanken AB Class A	85,250	3,045,462
Swedbank AB Class A	153,760	3,001,717
Swedish Match AB	35,960	1,206,138
Tele2 AB Class B	52,700	948,615
Telefonaktiebolaget LM Ericsson Class B	527,310	5,276,788
TeliaSonera AB	384,400	2,603,458
Volvo AB Class B	241,180	3,292,130

		55,067,045
SWITZERLAND — 13.11%
ABB Ltd. Registered[a]	371,690	7,613,686
Actelion Ltd. Registered[a]	19,840	943,503
Adecco SA Registered[a]	21,700	1,138,874
Baloise Holding AG Registered	8,370	717,807
Clariant AG Registered[a]	44,020	593,923
Compagnie Financiere Richemont SA Class A Bearer	90,520	7,060,827
Credit Suisse Group AG Registered	199,330	4,847,420
GAM Holding AGa	30,070	405,708
Geberit AG Registered[a]	6,820	1,500,571
Givaudan SA Registered[a]	1,240	1,304,550
Holcim Ltd. Registered[a]	39,680	2,900,084
Julius Baer Group Ltd.[a]	37,510	1,324,847
Kuehne & Nagel International AG Registered	9,920	1,192,112
Lonza Group AG Registered[a]	9,300	501,500
Nestle SA Registered	560,170	36,473,624
Nobel Biocare Holding AG Registered[a]	22,013	186,618
Novartis AG Registered	470,270	29,515,498
Roche Holding AG Genusschein	122,140	24,552,095
SGS SA Registered	930	2,058,426
Swatch Group AG (The) Bearer	5,580	2,811,488
Swiss Life Holding AG Registered[a]	4,960	657,829
Swiss Re AGa	59,210	4,262,784
Swisscom AG Registered	4,030	1,733,778
Syngenta AG Registered	16,430	6,580,257
UBS AG Registered[a]	625,270	9,747,750
Zurich Insurance Group AGa	25,730	6,841,844

		157,467,403
UNITED KINGDOM — 34.98%
3i Group PLC	167,710	592,115
Aegis Group PLC	148,606	567,181
Aggreko PLC	46,500	1,315,193

372

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2012

Security	Shares	Value

AMEC PLC	54,870	$894,588
Anglo American PLC	241,490	7,434,749
Antofagasta PLC	66,650	1,434,417
ARM Holdings PLC	239,010	2,983,764
Associated British Foods PLC	62,000	1,576,216
AstraZeneca PLC	217,000	10,262,787
Aviva PLC	504,990	3,061,814
Babcock International Group PLC	62,000	973,041
BAE Systems PLC	561,720	3,076,154
Barclays PLC	1,975,630	8,426,683
BG Group PLC	589,310	9,698,980
BHP Billiton PLC	366,420	12,683,643
BP PLC	3,303,360	22,810,122
British American Tobacco PLC	337,590	17,126,576
British Land Co. PLC	153,450	1,401,814
British Sky Broadcasting Group PLC	172,050	2,145,049
BT Group PLC	1,368,030	5,139,049
Bunzl PLC	57,660	945,699
Burberry Group PLC	76,570	1,525,936
Cable & Wireless Communications PLC	430,590	247,423
Cairn Energy PLC[a]	103,850	447,004
Capita PLC	112,530	1,381,028
Carnival PLC	37,200	1,425,850
Centrica PLC	901,790	4,890,110
Cobham PLC	189,100	678,700
Compass Group PLC	324,570	3,825,019
Daily Mail & General Trust PLC Class A NVS	50,530	452,572
Diageo PLC	434,930	12,633,716
Drax Group PLC	67,890	600,884
Experian PLC	175,150	2,790,123
FirstGroup PLC	85,250	290,035
G4S PLC	243,970	1,017,211
GKN PLC	280,860	1,044,559
GlaxoSmithKline PLC	852,810	18,506,349
Glencore International PLC	749,690	4,281,018
Hammerson PLC	123,380	979,307
Hays PLC	249,240	333,430
HSBC Holdings PLC	3,167,890	33,311,520
IMI PLC	55,490	989,483
Imperial Tobacco Group PLC	172,360	6,648,466
InterContinental Hotels Group PLC	46,867	1,300,433
Intertek Group PLC	27,590	1,389,826
Invensys PLC	141,050	745,150
ITV PLC	630,850	1,078,770

Security	Shares	Value

J Sainsbury PLC	229,090	$1,285,104
Johnson Matthey PLC	35,480	1,370,305
Kingfisher PLC	411,060	1,898,295
Ladbrokes PLC	154,380	497,624
Land Securities Group PLC	135,470	1,791,381
Legal & General Group PLC	1,026,100	2,428,501
Lloyds Banking Group PLC[a]	7,328,090	5,707,547
London Stock Exchange Group PLC	26,970	476,977
Lonmin PLC	75,330	348,000
Man Group PLC	316,510	425,738
Marks & Spencer Group PLC	278,070	1,728,008
National Grid PLC	632,090	7,223,064
Next PLC	28,520	1,719,466
Old Mutual PLC	807,240	2,338,286
Pearson PLC	140,740	2,717,823
Persimmon PLC	52,700	685,311
Petrofac Ltd.	43,710	1,153,152
Provident Financial PLC	23,562	520,115
Prudential PLC	443,920	6,245,382
Randgold Resources Ltd.	16,120	1,559,083
Reckitt Benckiser Group PLC	111,910	7,056,281
Reed Elsevier PLC	209,870	2,190,144
Rentokil Initial PLC	305,350	475,252
Resolution Ltd.	240,560	967,800
Rexam PLC	151,280	1,072,149
Rio Tinto PLC	212,970	12,156,213
Rolls-Royce Holdings PLC[a]	325,190	4,617,291
Royal Bank of Scotland Group PLC[a]	345,340	1,821,582
Royal Dutch Shell PLC Class A	644,180	22,219,783
Royal Dutch Shell PLC Class B	457,250	16,165,911
RSA Insurance Group PLC	605,740	1,237,681
SABMiller PLC	163,370	7,502,016
Sage Group PLC (The)	219,790	1,051,442
Schroders PLC	17,360	475,767
SEGRO PLC	131,750	528,118
Serco Group PLC	84,320	733,283
Severn Trent PLC	41,540	1,062,817
Shire PLC	97,650	2,995,238
Smith & Nephew PLC	154,380	1,705,170
Smiths Group PLC	67,890	1,314,331
SSE PLC	166,160	3,829,922
Standard Chartered PLC	341,000	8,721,844
Standard Life PLC	409,200	2,208,980
Tate & Lyle PLC	81,530	1,009,856
Tesco PLC	1,395,620	7,622,434

373

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2012

Security	Shares	Value

Tullow Oil PLC	157,790	$3,234,311
UBM PLC	41,850	489,796
Unilever PLC	209,870	8,071,464
United Utilities Group PLC	117,490	1,286,251
Vesuvius PLC	46,740	262,877
Vodafone Group PLC	8,536,160	21,430,764
Weir Group PLC (The)	36,580	1,117,269
Whitbread PLC	30,690	1,220,726
William Hill PLC	121,210	685,851
Wm Morrison Supermarkets PLC	410,130	1,753,333
Wolseley PLC	47,442	2,236,393
WPP PLC[a]	219,480	3,168,073
Xstrata PLC	287,005	4,940,520

		420,121,651

Total COMMON STOCKS
(Cost: $1,354,832,895)		1,186,118,886

PREFERRED STOCKS — 0.87%

GERMANY — 0.87%
Henkel AG & Co. KGaA	31,000	2,542,139
Porsche Automobil Holding SE	26,660	2,168,666
Volkswagen AG	25,110	5,699,031

		10,409,836

TOTAL PREFERRED STOCKS
(Cost: $8,672,587)		10,409,836

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAa	143,700	87,528

		87,528

TOTAL RIGHTS
(Cost: $89,873)		87,528

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	4,172,417	4,172,417
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	297,438	297,438

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	865,501	$865,501

		5,335,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,335,356)		5,335,356

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $1,368,930,711)		1,201,951,606
Other Assets, Less Liabilities — (0.09)%		(1,041,947)

NET ASSETS — 100.00%		$1,200,909,659

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

374

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.56%

AUSTRALIA — 1.64%
BHP Billiton Ltd.	447,536	$17,237,834

		17,237,834
FINLAND — 0.19%
Nokia OYJ[a]	522,568	2,015,879

		2,015,879
FRANCE — 7.10%
AXA SA	255,640	4,499,429
Carrefour SA	85,988	2,193,077
Compagnie de Saint-Gobain	61,420	2,609,051
France Telecom SA	267,924	2,945,594
GDF Suez	214,140	4,397,169
L’Oreal SA	34,528	4,775,229
LVMH Moet Hennessy Louis Vuitton SA	38,180	6,986,709
Sanofi	166,996	15,717,763
Schneider Electric SA	77,024	5,567,902
Societe Generale[b]	108,232	4,043,922
Total SA	329,344	16,938,423
Vivendi SA	183,596	4,102,799

		74,777,067
GERMANY — 7.07%
Allianz SE Registered	63,412	8,761,531
BASF SE	127,820	11,990,050
Bayer AG Registered	115,204	10,919,012
Daimler AG Registered	137,780	7,505,744
Deutsche Bank AG Registered	129,812	5,639,201
Deutsche Telekom AG Registered	408,360	4,627,393
E.ON SE	278,548	5,174,380
Muenchener Rueckversicherungs-Gesellschaft AG Registered	22,244	3,988,403
RWE AG	68,060	2,803,175
Siemens AG Registered	111,552	12,089,169
Volkswagen AG	4,980	1,068,557

		74,566,615
JAPAN — 4.84%
Bridgestone Corp.	99,600	2,561,851
Canon Inc.	166,050	6,414,237
FUJIFILM Holdings Corp.	66,400	1,323,162

Security	Shares	Value

Honda Motor Co. Ltd.	252,600	$9,187,845
Nissan Motor Co. Ltd.	365,200	3,425,400
Panasonic Corp.	332,000	2,004,325
Seven & I Holdings Co. Ltd.	111,220	3,134,715
Sony Corp.	136,600	1,513,477
Toshiba Corp.	591,300	2,304,610
Toyota Motor Corp.	413,500	19,153,039

		51,022,661
NETHERLANDS — 1.81%
AEGON NV	249,996	1,583,044
ING Groep NV CVA[b]	535,184	4,982,148
Koninklijke Philips Electronics NV	133,796	3,509,412
Unilever NV CVA	238,044	9,049,497

		19,124,101
SOUTH KOREA — 2.24%
Samsung Electronics Co. Ltd. SP GDR[a,c]	33,532	23,640,060

		23,640,060
SPAIN — 2.71%
Banco Bilbao Vizcaya Argentaria SA	761,608	6,988,565
Banco Santander SA	1,436,564	11,553,194
Repsol SA	119,852	2,423,128
Telefonica SA	564,068	7,577,971

		28,542,858
SWEDEN — 0.40%
Telefonaktiebolaget LM Ericsson Class B	425,956	4,262,539

		4,262,539
SWITZERLAND — 7.02%
ABB Ltd. Registered[b]	298,136	6,107,008
Credit Suisse Group AG Registered	160,024	3,891,555
Nestle SA Registered	447,868	29,161,450
Novartis AG Registered	376,156	23,608,633
Swiss Re AGb	47,476	3,418,002
UBS AG Registered[b]	500,988	7,810,235

		73,996,883
UNITED KINGDOM — 16.38%
Anglo American PLC	193,224	5,948,785
AstraZeneca PLC	173,636	8,211,932
Aviva PLC	408,028	2,473,922

375

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2012

Security	Shares	Value

Barclays PLC	1,580,320	$6,740,561
BP PLC	2,645,044	18,264,366
Diageo PLC	348,268	10,116,384
GlaxoSmithKline PLC	682,924	14,819,749
HSBC Holdings PLC	2,535,152	26,658,049
National Grid PLC	505,304	5,774,246
Prudential PLC	355,240	4,997,768
Rio Tinto PLC	170,980	9,759,447
Royal Dutch Shell PLC Class A	517,256	17,841,777
Royal Dutch Shell PLC Class B	364,536	12,888,040
Standard Chartered PLC	272,572	6,971,644
Vodafone Group PLC	6,826,584	17,138,727
Xstrata PLC	234,392	4,034,837

		172,640,234
UNITED STATES — 48.16%
3M Co.	88,312	8,199,769
Bristol-Myers Squibb Co.	232,732	7,584,736
Caterpillar Inc.	90,968	8,148,913
Chevron Corp.	272,240	29,440,034
Citigroup Inc.	407,696	16,128,454
Coca-Cola Co. (The)	537,176	19,472,630
Colgate-Palmolive Co.	61,752	6,455,554
Dell Inc.	202,852	2,054,891
Dow Chemical Co. (The)	166,332	5,375,850
E.I. du Pont de Nemours and Co.	129,148	5,807,786
EMC Corp.[b]	292,824	7,408,447
Exxon Mobil Corp.	634,120	54,883,086
Ford Motor Co.	529,208	6,853,244
General Electric Co.	1,458,144	30,606,442
Goldman Sachs Group Inc. (The)	61,420	7,834,735
Hewlett-Packard Co.	273,236	3,893,613
Intel Corp.	693,880	14,314,744
International Business Machines Corp.	147,740	28,299,597
J.P. Morgan Chase & Co.	528,212	23,225,482
Johnson & Johnson	384,456	26,950,366
Kimberly-Clark Corp.	54,780	4,625,075
McDonald’s Corp.	139,772	12,329,288
Merck & Co. Inc.	422,304	17,289,126
Microsoft Corp.	1,052,772	28,140,596
Morgan Stanley	191,896	3,669,051

Security	Shares	Value

News Corp. Class A NVS	282,200	$7,207,388
Nike Inc. Class B	101,592	5,242,147
PepsiCo Inc.	215,800	14,767,194
Pfizer Inc.	1,023,888	25,679,111
Philip Morris International Inc.	232,400	19,437,936
Procter & Gamble Co. (The)	381,800	25,920,402
Texas Instruments Inc.	157,700	4,879,238
United Technologies Corp.	116,532	9,556,789
Wal-Mart Stores Inc.	233,064	15,901,957

		507,583,671

Total COMMON STOCKS
(Cost: $1,129,670,310)		1,049,410,402

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAb	119,852	73,002

		73,002

TOTAL RIGHTS
(Cost: $74,958)		73,002

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	4,773,624	4,773,624
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	340,296	340,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	570,053	570,053

		5,683,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,683,973)		5,683,973

376

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $1,135,429,241)	$1,055,167,377
Other Assets, Less Liabilities — (0.11)%	(1,160,848)

NET ASSETS — 100.00%	$1,054,006,529

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

377

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 90.44%

AUSTRALIA — 4.79%
AGL Energy Ltd.	79,291	$1,266,080

		1,266,080
AUSTRIA — 4.98%
Verbund AG	53,243	1,316,869

		1,316,869
CHILE — 4.65%
Empresa Nacional de Electricidad SA SP ADR	25,160	1,228,060

		1,228,060
CHINA — 18.51%
China Everbright International Ltd.[a]	1,813,000	916,926
China Longyuan Power Group Corp. Ltd. Class H	1,776,000	1,228,170
Dongfang Electric Corp. Ltd. Class Ha	281,200	567,417
GCL-Poly Energy Holdings Ltd.[a]	6,068,000	1,221,296
Harbin Electric Co. Ltd. Class H	550,000	472,593
Trina Solar Ltd. SP ADR[b]	62,826	272,665
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	89,725	210,854

		4,889,921
DENMARK — 3.62%
Vestas Wind Systems A/Sa,b	169,756	955,704

		955,704
ITALY — 4.85%
Enel Green Power SpA	691,493	1,280,889

		1,280,889
JAPAN — 26.47%
Electric Power Development Co. Ltd.	45,600	1,080,076
Hokuriku Electric Power Co.	107,300	1,268,266
Kansai Electric Power Co. Inc. (The)	155,400	1,630,114
Kyushu Electric Power Co. Inc.	144,300	1,640,513
Tohoku Electric Power Co. Inc.[b]	148,000	1,374,475

		6,993,444
NORWAY — 0.76%
Renewable Energy Corp. ASA[a,b]	1,046,767	201,256

		201,256
PORTUGAL — 3.27%
EDP Renovaveis SAb	163,836	862,710

		862,710

Security	Shares	Value

SOUTH KOREA — 0.00%
Unison Co. Ltd.[b]	37	$237

		237
SPAIN — 4.35%
Acciona SA	10,619	786,945
Gamesa Corporacion Tecnologica SA	165,649	362,530

		1,149,475
UNITED STATES — 14.19%
Covanta Holding Corp.	69,708	1,284,021
First Solar Inc.[a,b]	47,989	1,481,900
GT Advanced Technologies Inc.[a,b]	100,344	303,039
Ormat Technologies Inc.	15,059	290,338
Solazyme Inc.[a,b]	31,080	244,289
SunPower Corp.[b]	25,641	144,102

		3,747,689

Total COMMON STOCKS
(Cost: $31,779,863)		23,892,334

PREFERRED STOCKS — 8.55%

BRAZIL — 8.55%
Companhia Energetica de Minas Gerais SP ADR	98,568	1,070,448
Companhia Paranaense de Energia Class B SP ADR	77,330	1,187,016

		2,257,464

TOTAL PREFERRED STOCKS
(Cost: $2,217,939)		2,257,464

SHORT-TERM INVESTMENTS — 24.84%

MONEY MARKET FUNDS — 24.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	6,036,773	6,036,773
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	430,342	430,342

378

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	96,254	$96,254

		6,563,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,563,369)		6,563,369

TOTAL INVESTMENTS IN SECURITIES — 123.83%
(Cost: $40,561,171)		32,713,167
Other Assets, Less Liabilities — (23.83)%		(6,294,806)

NET ASSETS — 100.00%		$26,418,361

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

379

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.88%

AUSTRALIA — 0.40%
Crown Ltd.	59,095	$654,630

		654,630
CANADA — 2.05%
Canadian Tire Corp. Ltd. Class A	5,618	391,460
Gildan Activewear Inc.	7,685	280,402
Magna International Inc. Class A	16,483	822,412
Shaw Communications Inc. Class B	25,599	587,206
Thomson Reuters Corp.	23,691	684,771
Tim Hortons Inc.	11,660	571,817

		3,338,068
FINLAND — 0.22%
Nokian Renkaat OYJ	8,904	353,345

		353,345
FRANCE — 5.80%
Accor SA	11,024	387,986
Christian Dior SA	3,127	528,728
Compagnie Generale des Etablissements Michelin Class B	11,766	1,110,525
Hermes International SCA	954	284,630
Lagardere SCA	6,890	229,683
LVMH Moet Hennessy Louis Vuitton SA	16,801	3,074,481
PPR SA	4,558	846,406
PSA Peugeot Citroen SAa,b	22,366	161,325
Publicis Groupe SA	9,752	581,781
Renault SA	13,939	747,676
SES SA Class A FDR	23,585	674,906
Sodexo	5,883	494,222
Valeo SA	6,519	323,460

		9,445,809
GERMANY — 4.60%
Adidas AG	12,667	1,124,423
Bayerische Motoren Werke AG	20,617	1,982,344
Continental AG	6,095	703,842
Daimler AG Registered	62,593	3,409,835
Volkswagen AG	1,272	272,933

		7,493,377
GREECE — 0.07%
OPAP SA	15,139	107,780

		107,780

Security	Shares	Value

HONG KONG — 0.97%
Li & Fung Ltd.[b]	424,000	$748,346
Sands China Ltd.	190,800	835,736

		1,584,082
ITALY — 0.57%
Fiat SpA[a]	59,466	297,136
Luxottica Group SpA	8,745	358,219
Mediaset SpA	34,927	71,650
Pirelli & C. SpA	17,013	194,131

		921,136
JAPAN — 14.76%
Aisin Seiki Co. Ltd.	15,900	489,882
Bridgestone Corp.	42,400	1,090,587
Denso Corp.	37,100	1,275,641
Dentsu Inc.	10,600	282,577
Fast Retailing Co. Ltd.	3,200	808,281
Honda Motor Co. Ltd.	111,300	4,048,326
Isuzu Motors Ltd.	106,000	626,450
Marui Group Co. Ltd.	15,900	126,332
Nikon Corp.	21,200	619,340
Nissan Motor Co. Ltd.	164,300	1,541,055
Nitori Holdings Co. Ltd.	2,650	194,003
NOK Corp.	10,600	164,029
Oriental Land Co. Ltd.	2,900	351,159
Panasonic Corp.	143,100	863,913
Sega Sammy Holdings Inc.	10,600	178,373
Sekisui House Ltd.	30,000	326,837
Sharp Corp.[b]	53,000	185,728
Sony Corp.	63,600	704,664
Suzuki Motor Corp.	31,800	824,560
Toyota Industries Corp.	15,900	502,202
Toyota Motor Corp.	185,500	8,592,234
Yamada Denki Co. Ltd.	5,830	224,192

		24,020,365
MEXICO — 0.68%
Grupo Elektra SAB de CV	3,710	157,216
Grupo Televisa SAB de CV CPO	180,200	947,070

		1,104,286
NETHERLANDS — 0.61%
Reed Elsevier NV	41,711	615,083

380

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Wolters Kluwer NV	18,656	$380,624

		995,707
SOUTH KOREA — 0.81%
Hyundai Motor Co. NVS SP GDR[c]	17,237	556,238
Hyundai Motor Co. SP GDR[a,d]	7,549	770,360

		1,326,598
SPAIN — 1.15%
Industria de Diseno Textil SA	13,462	1,872,446

		1,872,446
SWEDEN — 1.66%
Electrolux AB Class B	20,246	530,623
Hennes & Mauritz AB Class B	63,017	2,174,687

		2,705,310
SWITZERLAND — 2.10%
Compagnie Financiere Richemont SA Class A Bearer	31,747	2,476,360
Swatch Group AG (The) Bearer	1,855	934,643

		3,411,003
UNITED KINGDOM — 6.61%
Aegis Group PLC	53,742	205,116
British Sky Broadcasting Group PLC	60,261	751,309
Burberry Group PLC	28,620	570,358
Carnival PLC	13,727	526,146
Compass Group PLC	113,314	1,335,392
Daily Mail & General Trust PLC Class A NVS	14,734	131,965
GKN PLC	125,769	467,753
InterContinental Hotels Group PLC	18,656	517,654
ITV PLC	226,628	387,540
Kingfisher PLC	144,637	667,941
Ladbrokes PLC	61,533	198,343
Marks & Spencer Group PLC	95,029	590,538
Next PLC	9,964	600,728
Pearson PLC	47,170	910,897
Persimmon PLC	19,133	248,806
Reed Elsevier PLC	68,794	717,915
UBM PLC	13,833	161,896
Whitbread PLC	11,289	449,031
William Hill PLC	42,983	243,214
WPP PLC[a]	74,571	1,076,391

		10,758,933

Security	Shares	Value

UNITED STATES — 54.82%
Abercrombie & Fitch Co. Class A	5,300	$254,241
Amazon.com Inc.[a]	22,048	5,537,135
Apollo Group Inc. Class Aa,b	6,731	140,813
AutoNation Inc.[a]	2,332	92,580
AutoZone Inc.[a]	2,332	826,531
Bed Bath & Beyond Inc.[a]	14,204	794,146
Best Buy Co. Inc.	16,907	200,348
Big Lots Inc.[a,b]	3,816	108,603
BorgWarner Inc.[a]	8,162	584,562
Cablevision NY Group Class A	13,992	209,040
CarMax Inc.[a]	14,310	537,197
Carnival Corp.	27,189	999,740
CBS Corp. Class B NVS	35,616	1,355,189
Chipotle Mexican Grill Inc.[a,b]	2,014	599,084
Coach Inc.	17,861	991,464
Comcast Corp. Class A	158,470	5,923,609
D.R. Horton Inc.	17,702	350,146
Darden Restaurants Inc.	8,162	367,861
Delphi Automotive PLC[a]	14,787	565,603
DIRECTV[a]	36,782	1,844,985
Discovery Communications Inc. Series Aa,b	14,522	921,857
Dollar General Corp.[a,b]	14,974	660,204
Dollar Tree Inc.[a]	14,363	582,563
Expedia Inc.	5,724	351,740
Family Dollar Stores Inc.	5,989	379,763
Ford Motor Co.	240,991	3,120,833
Fossil Inc.[a,b]	3,445	320,730
GameStop Corp. Class Ab	7,155	179,519
Gannett Co. Inc.	12,349	222,406
Gap Inc. (The)	17,543	544,535
Garmin Ltd.[b]	5,088	207,692
Genuine Parts Co.	8,745	556,007
Goodyear Tire & Rubber Co. (The)[a]	19,610	270,814
H&R Block Inc.	15,953	296,247
Harley-Davidson Inc.	15,476	755,848
Harman International Industries Inc.	4,452	198,737
Hasbro Inc.	7,420	266,378
Home Depot Inc. (The)	89,623	5,543,183
International Game Technology	17,384	246,331
Interpublic Group of Companies Inc. (The)	26,924	296,702

381

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

J.C. Penney Co. Inc.[b]	9,540	$188,033
Johnson Controls Inc.	44,414	1,363,510
Kohl’s Corp.	13,197	567,207
Leggett & Platt Inc.	9,328	253,908
Lennar Corp. Class A	10,388	401,704
Limited Brands Inc.	14,787	695,876
Lowe’s Companies Inc.	67,999	2,415,324
Macy’s Inc.	24,592	959,580
Marriott International Inc. Class A	16,430	612,346
Mattel Inc.	20,670	756,935
McDonald’s Corp.	60,844	5,367,049
McGraw-Hill Companies Inc. (The)	15,688	857,663
Netflix Inc.[a,b]	3,604	334,379
Newell Rubbermaid Inc.	17,172	382,420
News Corp. Class A NVS	120,310	3,072,717
Nike Inc. Class B	45,050	2,324,580
Nordstrom Inc.	9,540	510,390
O’Reilly Automotive Inc.[a]	7,261	649,279
Omnicom Group Inc.	15,370	767,885
PetSmart Inc.	6,625	452,753
Priceline.com Inc.[a]	3,074	1,909,569
PulteGroup Inc.[a]	21,041	382,105
Ralph Lauren Corp.	3,975	595,932
Ross Stores Inc.	13,568	734,707
Scripps Networks Interactive Inc. Class A	4,876	282,418
Staples Inc.	41,287	470,672
Starbucks Corp.	45,633	2,446,841
Starwood Hotels & Resorts Worldwide Inc.	12,508	717,459
Target Corp.	39,273	2,323,783
Tiffany & Co.	7,473	428,502
Time Warner Cable Inc.	17,808	1,730,760
Time Warner Inc.	55,809	2,669,344
TJX Companies Inc. (The)	43,354	1,840,377
TripAdvisor Inc.[a,b]	6,837	286,881
Urban Outfitters Inc.[a]	7,155	281,621
VF Corp.	5,300	800,141
Viacom Inc. Class B NVS	27,772	1,464,695
Walt Disney Co. (The)	105,629	5,259,268
Washington Post Co. (The) Class B	212	77,425
Whirlpool Corp.	4,770	485,348

Security	Shares	Value

Wyndham Worldwide Corp.	9,063	$482,242
Wynn Resorts Ltd.	5,141	578,311
Yum! Brands Inc.	27,507	1,826,465

		89,213,370

Total COMMON STOCKS
(Cost: $144,074,699)		159,306,245

PREFERRED STOCKS — 1.84%

GERMANY — 1.84%
Porsche Automobil Holding SE	9,858	801,902
Volkswagen AG	9,646	2,189,281

		2,991,183

TOTAL PREFERRED STOCKS
(Cost: $2,548,157)		2,991,183

SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	2,264,296	2,264,296
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[e,f,g]	161,414	161,414
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	422,013	422,013

		2,847,723

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,847,723)		2,847,723

382

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $149,470,579)	$165,145,151
Other Assets, Less Liabilities — (1.47)%	(2,392,054)

NET ASSETS — 100.00%	$162,753,097

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP GDR  —   Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

383

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.86%

AUSTRALIA — 3.32%
Coca-Cola Amatil Ltd.	89,640	$1,251,713
Wesfarmers Ltd.	188,520	7,212,333
Woolworths Ltd.	201,720	6,142,453

		14,606,499
BELGIUM — 2.85%
Anheuser-Busch InBev NV	130,080	11,274,246
Colruyt SA	11,520	569,549
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	17,760	708,297

		12,552,092
BRAZIL — 0.53%
BRF - Brasil Foods SA SP ADR[a]	111,120	2,345,743

		2,345,743
CANADA — 1.08%
George Weston Ltd.	7,800	553,685
Loblaw Companies Ltd.[a]	16,560	697,359
Metro Inc. Class A	15,840	1,007,479
Saputo Inc.	20,520	1,036,820
Shoppers Drug Mart Corp.	33,840	1,454,607

		4,749,950
CHILE — 0.15%
Cencosud SA SP ADR	40,440	660,385

		660,385
CHINA — 0.38%
Want Want China Holdings Ltd.	1,200,000	1,653,496

		1,653,496
DENMARK — 0.39%
Carlsberg A/S Class B	17,640	1,726,875

		1,726,875
FRANCE — 4.39%
Carrefour SA	102,840	2,622,878
Casino Guichard-Perrachon SA	9,120	866,917
Danone SA	98,880	6,505,786
L’Oreal SA	40,080	5,543,071
Pernod Ricard SA	32,880	3,790,437

		19,329,089
GERMANY — 0.43%
Beiersdorf AG	15,720	1,282,479

Security	Shares	Value

METRO AG	21,960	$607,993

		1,890,472
IRELAND — 0.27%
Kerry Group PLC Class A	22,800	1,204,034

		1,204,034
JAPAN — 4.78%
AEON Co. Ltd.	120,017	1,369,997
Ajinomoto Co. Inc.	120,000	1,586,307
Asahi Group Holdings Ltd.	72,098	1,531,765
Japan Tobacco Inc.	144,000	4,063,610
Kao Corp.	84,000	2,184,884
Kirin Holdings Co. Ltd.	156,596	1,832,824
Lawson Inc.	12,000	814,665
Nippon Meat Packers Inc.	35,000	483,722
Nissin Foods Holdings Co. Ltd.	12,000	454,519
Seven & I Holdings Co. Ltd.	132,037	3,721,438
Shiseido Co. Ltd.	60,000	844,504
Unicharm Corp.	24,000	1,247,672
Yakult Honsha Co. Ltd.	20,520	895,888

		21,031,795
MEXICO — 1.58%
Fomento Economico Mexicano SAB de CV BD Units	312,009	3,106,875
Grupo Modelo SAB de CV Series C	108,037	965,228
Wal-Mart de Mexico SAB de CV Series V	888,010	2,894,615

		6,966,718
NETHERLANDS — 3.69%
D.E Master Blenders 1753 NVb	99,240	1,140,777
Heineken NV	34,320	2,283,641
Koninklijke Ahold NV	171,720	2,294,521
Unilever NV CVA	277,080	10,533,493

		16,252,432
SOUTH KOREA — 0.25%
KT&G Corp. Class A SP GDR[b,c]	28,532	1,076,704

		1,076,704
SPAIN — 0.14%
Distribuidora Internacional de Alimentacion SA	98,880	627,048

		627,048

384

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

SWEDEN — 0.76%
Svenska Cellulosa AB Class B	99,360	$2,153,542
Swedish Match AB	35,160	1,179,305

		3,332,847
SWITZERLAND — 7.72%
Nestle SA Registered	522,000	33,988,311

		33,988,311
UNITED KINGDOM — 15.29%
Associated British Foods PLC	57,960	1,473,507
British American Tobacco PLC	314,160	15,937,928
Diageo PLC	404,640	11,753,861
Imperial Tobacco Group PLC	160,560	6,193,303
J Sainsbury PLC	212,040	1,189,460
Reckitt Benckiser Group PLC	103,920	6,552,486
SABMiller PLC	151,800	6,970,717
Tate & Lyle PLC	76,560	948,296
Tesco PLC	1,299,240	7,096,037
Unilever PLC	195,240	7,508,804
Wm Morrison Supermarkets PLC	395,160	1,689,336

		67,313,735
UNITED STATES — 49.86%
Altria Group Inc.	328,200	10,312,044
Archer-Daniels-Midland Co.	106,320	2,912,105
Avon Products Inc.	69,960	1,004,626
Beam Inc.	25,560	1,561,460
Brown-Forman Corp. Class B NVS	24,360	1,540,770
Campbell Soup Co.[a]	29,640	1,034,140
Clorox Co. (The)	21,120	1,546,406
Coca-Cola Co. (The)	624,840	22,650,450
Coca-Cola Enterprises Inc.	44,760	1,420,235
Colgate-Palmolive Co.	71,880	7,514,335
ConAgra Foods Inc.	65,880	1,943,460
Constellation Brands Inc. Class Aa,b	23,760	840,866
Costco Wholesale Corp.	69,720	6,886,244
CVS Caremark Corp.	204,960	9,909,816
Dean Foods Co.[a,b]	29,880	493,319
Dr Pepper Snapple Group Inc.	34,200	1,510,956
Estee Lauder Companies Inc. (The) Class A	38,640	2,312,990
General Mills Inc.	105,120	4,247,899
H.J. Heinz Co.	51,960	2,997,053
Hershey Co. (The)	24,480	1,767,946
Hormel Foods Corp.[a]	21,960	685,372

Security	Shares	Value

J.M. Smucker Co. (The)	17,760	$1,531,622
Kellogg Co.	40,080	2,238,468
Kimberly-Clark Corp.	63,720	5,379,880
Kraft Foods Group Inc.	95,400	4,337,838
Kroger Co. (The)	83,040	2,160,701
Lorillard Inc.	21,120	2,464,070
McCormick & Co. Inc. NVS	21,480	1,364,624
Mead Johnson Nutrition Co. Class A	33,000	2,174,370
Molson Coors Brewing Co. Class B NVS	25,200	1,078,308
Mondelez International Inc. Class A	286,680	7,301,740
Monster Beverage Corp.[a,b]	24,720	1,307,194
PepsiCo Inc.	251,280	17,195,090
Philip Morris International Inc.	272,040	22,753,426
Procter & Gamble Co. (The)	444,480	30,175,747
Reynolds American Inc.	53,040	2,197,447
Safeway Inc.[a]	39,000	705,510
Sysco Corp.	94,680	2,997,569
Tyson Foods Inc. Class A	47,040	912,576
Wal-Mart Stores Inc.	270,960	18,487,601
Walgreen Co.	138,360	5,120,704
Whole Foods Market Inc.	27,600	2,520,708

		219,497,685

Total COMMON STOCKS
(Cost: $387,360,613)		430,805,910
PREFERRED STOCKS — 1.71%

BRAZIL — 1.17%
Companhia de Bebidas das Americas SP ADR	122,520	5,144,615

		5,144,615
GERMANY — 0.54%
Henkel AG & Co. KGaA	28,920	2,371,570

		2,371,570

TOTAL PREFERRED STOCKS
(Cost: $5,282,868)		7,516,185

SHORT-TERM INVESTMENTS — 1.19%

MONEY MARKET FUNDS — 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	4,352,227	4,352,227

385

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	310,256	$310,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	566,723	566,723

		5,229,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,229,206)		5,229,206

TOTAL INVESTMENTS IN SECURITIES — 100.76%
(Cost: $397,872,687)		443,551,301
Other Assets, Less Liabilities — (0.76)%		(3,346,113)

NET ASSETS — 100.00%		$440,205,188

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

386

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.19%

AUSTRALIA — 2.30%
Oil Search Ltd.	419,352	$3,051,951
Origin Energy Ltd.	429,040	5,175,886
Santos Ltd.	369,009	4,252,465
Woodside Petroleum Ltd.	234,761	8,257,530
WorleyParsons Ltd.	83,040	2,013,915

		22,751,747
AUSTRIA — 0.20%
OMV AG	53,803	1,940,397

		1,940,397
CANADA — 10.63%
ARC Resources Ltd.	111,585	2,738,915
Cameco Corp.	153,970	3,029,298
Canadian Natural Resources Ltd.	410,010	11,793,398
Canadian Oil Sands Ltd.	168,329	3,409,858
Cenovus Energy Inc.	285,450	9,543,668
Crescent Point Energy Corp.	136,670	5,163,730
Enbridge Inc.	297,387	12,848,839
Encana Corp.	274,205	5,414,151
Enerplus Corp.	78,542	1,017,567
Husky Energy Inc.	111,585	3,294,767
Imperial Oil Ltd.	96,015	4,120,439
Nexen Inc.	196,874	5,253,532
Penn West Petroleum Ltd.	185,975	2,017,204
Suncor Energy Inc.	575,052	18,891,183
Talisman Energy Inc.	389,077	4,396,019
TransCanada Corp.	261,749	12,360,589

		105,293,157
CHINA — 3.21%
China Petroleum & Chemical Corp. Class H	6,574,000	7,446,889
CNOOC Ltd.	6,055,000	13,108,614
PetroChina Co. Ltd. Class H	7,958,000	11,273,453

		31,828,956
COLOMBIA — 0.59%
Ecopetrol SA SP ADR[a]	97,399	5,811,798

		5,811,798
FRANCE — 5.04%
Technip SA	39,963	4,575,359

Security	Shares	Value

Total SA	881,954	$45,359,594

		49,934,953
ITALY — 3.15%
Eni SpA	996,999	24,106,898
Saipem SpA	91,863	3,548,587
Tenaris SA	171,616	3,525,109

		31,180,594
JAPAN — 1.23%
INPEX Corp.	1,038	5,492,222
JX Holdings Inc.	934,220	5,218,623
TonenGeneral Sekiyu K.K.	173,000	1,492,604

		12,203,449
NORWAY — 1.78%
Seadrill Ltd.	135,459	4,948,352
Statoil ASA	403,436	10,076,385
Subsea 7 SA	110,893	2,632,221

		17,656,958
PORTUGAL — 0.14%
Galp Energia SGPS SA Class B	87,538	1,357,223

		1,357,223
SPAIN — 0.66%
Repsol SA	324,894	6,568,599

		6,568,599
UNITED KINGDOM — 16.60%
AMEC PLC	115,564	1,884,129
BG Group PLC	1,273,626	20,961,587
BP PLC	7,094,211	48,986,432
Cairn Energy PLC[b]	237,356	1,021,658
Petrofac Ltd.	93,420	2,464,595
Royal Dutch Shell PLC Class A	1,384,865	47,768,326
Royal Dutch Shell PLC Class B	975,028	34,471,768
Tullow Oil PLC	337,869	6,925,492

		164,483,987
UNITED STATES — 52.66%
Anadarko Petroleum Corp.	185,975	13,819,802
Apache Corp.	146,185	11,475,522
Baker Hughes Inc.	164,523	6,719,119
Cabot Oil & Gas Corp.	76,985	3,829,234
Cameron International Corp.[a,b]	91,863	5,186,585
Chesapeake Energy Corp.	195,144	3,243,293
Chevron Corp.	727,811	78,705,481

387

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

ConocoPhillips	444,437	$25,772,902
CONSOL Energy Inc.	88,576	2,843,290
Denbury Resources Inc.[a,b]	150,510	2,438,262
Devon Energy Corp.	140,649	7,319,374
Diamond Offshore Drilling Inc.	24,739	1,681,262
Ensco PLC Class A	85,635	5,076,443
EOG Resources Inc.	100,167	12,099,172
EQT Corp.	54,841	3,234,522
Exxon Mobil Corp.	1,694,881	146,691,951
FMC Technologies Inc.[a,b]	88,922	3,808,529
Halliburton Co.	347,038	12,038,748
Helmerich & Payne Inc.	40,482	2,267,397
Hess Corp.	114,007	6,037,811
Kinder Morgan Inc.	235,626	8,324,667
Marathon Oil Corp.	260,711	7,993,399
Marathon Petroleum Corp.	126,636	7,978,068
Murphy Oil Corp.	71,276	4,244,486
Nabors Industries Ltd.[b]	116,256	1,679,899
National Oilwell Varco Inc.	158,814	10,854,937
Newfield Exploration Co.[a,b]	54,149	1,450,110
Noble Corp.	93,939	3,270,956
Noble Energy Inc.	65,567	6,670,787
Occidental Petroleum Corp.	304,134	23,299,706
Peabody Energy Corp.	105,876	2,817,360
Phillips 66	231,820	12,309,642
Pioneer Natural Resources Co.	46,018	4,905,059
QEP Resources Inc.	67,643	2,047,554
Range Resources Corp.	60,204	3,782,617
Rowan Companies PLC[a,b]	47,402	1,482,261
Schlumberger Ltd.	493,223	34,175,422
Southwestern Energy Co.[a,b]	130,269	4,352,287
Spectra Energy Corp.	249,293	6,825,642
Tesoro Corp.	53,457	2,354,781
Valero Energy Corp.	209,157	7,136,437
Williams Companies Inc. (The)	253,618	8,303,453
WPX Energy Inc.[a,b]	77,158	1,148,111

		521,696,340

Total COMMON STOCKS
(Cost: $1,005,816,586)		972,708,158

PREFERRED STOCKS — 1.59%

Security	Shares	Value

BRAZIL — 1.59%
Petroleo Brasileiro SA SP ADR	816,041	$15,749,591

		15,749,591

TOTAL PREFERRED STOCKS
(Cost: $27,674,609)		15,749,591

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	324,894	197,893

		197,893

TOTAL RIGHTS
(Cost: $203,196)		197,893

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	13,231,492	13,231,492
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	943,231	943,231
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	1,202,558	1,202,558

		15,377,281

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,377,281)		15,377,281

TOTAL INVESTMENTS IN SECURITIES — 101.35%
(Cost: $1,049,071,672)		1,004,032,923
Other Assets, Less Liabilities — (1.35)%		(13,340,386)

NET ASSETS — 100.00%		$990,692,537

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

388

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.15%

AUSTRALIA — 9.03%
AMP Ltd.	129,204	$645,211
ASX Ltd.	7,954	257,727
Australia and New Zealand Banking Group Ltd.	118,146	3,072,611
BGP Holdings PLC[a,b]	608,993	8
CFS Retail Property Trust Group	93,993	186,872
Commonwealth Bank of Australia	69,452	4,483,491
Dexus Property Group	197,492	208,112
Goodman Group	61,498	276,458
GPT Group	64,990	248,299
Insurance Australia Group Ltd.	88,755	432,162
Lend Lease Group	20,661	199,058
Macquarie Group Ltd.	14,744	543,253
Mirvac Group	136,673	210,712
National Australia Bank Ltd.	100,492	2,608,269
QBE Insurance Group Ltd.	51,604	583,970
Stockland Corp. Ltd.	93,023	340,915
Suncorp Group Ltd.	55,969	590,948
Westfield Group	87,494	959,231
Westfield Retail Trust	115,333	361,611
Westpac Banking Corp.	133,666	3,613,622

		19,822,540
AUSTRIA — 0.16%
Erste Group Bank AGa	11,349	359,475

		359,475
BELGIUM — 0.37%
Ageas	10,595	310,309
Groupe Bruxelles Lambert SA	3,492	276,876
KBC Groep NV	6,402	220,716

		807,901
CANADA — 7.52%
Bank of Montreal	27,645	1,689,741
Bank of Nova Scotia	50,634	2,921,994
Brookfield Asset Management Inc. Class A	23,571	862,637
Canadian Imperial Bank of Commerce	17,363	1,394,515
Manulife Financial Corp.	76,630	1,039,742
National Bank of Canada	6,984	541,774
Power Corp. of Canada	14,259	363,456
Royal Bank of Canada	61,983	3,727,571

Security	Shares	Value

Sun Life Financial Inc.	25,123	$665,355
Toronto-Dominion Bank (The)	39,188	3,296,168

		16,502,953
CHILE — 0.15%
Banco de Chile SP ADR[c]	1,164	112,326
Banco Santander (Chile) SA SP ADR[c]	7,954	226,609

		338,935
CHINA — 3.17%
China Construction Bank Corp. Class H	3,395,720	2,725,040
China Life Insurance Co. Ltd. Class H	291,000	949,870
Industrial and Commercial Bank of China Ltd. Class H	3,492,000	2,477,922
Ping An Insurance (Group) Co. of China Ltd. Class H	97,000	812,208

		6,965,040
COLOMBIA — 0.13%
Bancolombia SA SP ADR	4,268	284,163

		284,163
DENMARK — 0.22%
Danske Bank A/Sa	28,518	482,011

		482,011
FINLAND — 0.30%
Sampo OYJ Class A	20,370	653,670

		653,670
FRANCE — 2.96%
AXA SA	79,443	1,398,248
BNP Paribas SA	44,911	2,521,486
Credit Agricole SAa	47,918	384,357
Societe Generale[a]	33,562	1,253,993
Unibail-Rodamco SE	3,880	930,746

		6,488,830
GERMANY — 2.95%
Allianz SE Registered	19,400	2,680,466
Commerzbank AGa	191,769	362,556
Deutsche Bank AG Registered	39,867	1,731,874
Deutsche Boerse AG	8,245	502,312
Muenchener Rueckversicherungs-Gesellschaft AG Registered	6,693	1,200,071

		6,477,279

389

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

GREECE — 0.03%
National Bank of Greece SA SP ADR[a,c]	37,494	$67,114

		67,114
HONG KONG — 2.56%
AIA Group Ltd.[c]	310,400	1,211,428
BOC Hong Kong (Holdings) Ltd.	97,000	301,606
Cheung Kong (Holdings) Ltd.	97,000	1,489,256
Hang Seng Bank Ltd.	19,400	297,100
Hong Kong Exchanges and Clearing Ltd.	38,800	660,278
Sun Hung Kai Properties Ltd.	97,000	1,454,215
Swire Pacific Ltd. Class A	17,000	210,229

		5,624,112
IRELAND — 0.00%
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		1
ITALY — 1.73%
Assicurazioni Generali SpA	58,588	1,061,311
Banca Monte dei Paschi di Siena SpA[a,c]	314,862	93,691
Banco Popolare Scrl[a]	78,279	129,829
Intesa Sanpaolo SpA	605,086	1,037,069
Mediobanca SpA	21,243	130,568
UniCredit SpA[a]	235,322	1,149,781
Unione di Banche Italiane ScpA	40,352	186,520

		3,788,769
JAPAN — 7.21%
Credit Saison Co. Ltd.	9,700	240,523
Dai-ichi Life Insurance Co. Ltd. (The)	390	540,808
Daiwa House Industry Co. Ltd.	22,000	376,314
Daiwa Securities Group Inc.	97,000	532,875
Mitsubishi Estate Co. Ltd.	60,000	1,421,847
Mitsubishi UFJ Financial Group Inc.	611,100	3,258,164
Mitsui Fudosan Co. Ltd.	32,000	773,492
Mizuho Financial Group Inc.	1,047,600	1,902,194
MS&AD Insurance Group Holdings Inc.	29,100	573,822
NKSJ Holdings Inc.	19,400	411,716
Nomura Holdings Inc.	164,900	959,286
ORIX Corp.	4,850	543,532
Shinsei Bank Ltd.	97,000	191,835
Sumitomo Mitsui Financial Group Inc.	58,200	2,096,721

Security	Shares	Value

Sumitomo Mitsui Trust Holdings Inc.	194,270	$676,288
Sumitomo Realty & Development Co. Ltd.	16,000	526,826
Tokio Marine Holdings Inc.	29,100	802,004

		15,828,247
NETHERLANDS — 0.92%
AEGON NV	75,272	476,643
ING Groep NV CVA[a]	164,803	1,534,188

		2,010,831
NORWAY — 0.23%
DNB ASA	40,061	506,769

		506,769
PERU — 0.19%
Credicorp Ltd.	2,910	426,490

		426,490
PORTUGAL — 0.06%
Banco Espirito Santo SA Registered[a]	107,476	126,818

		126,818
SINGAPORE — 1.42%
DBS Group Holdings Ltd.[c]	64,000	777,536
Oversea-Chinese Banking Corp. Ltd.	97,000	772,665
United Overseas Bank Ltd.	97,000	1,573,123

		3,123,324
SOUTH KOREA — 0.52%
KB Financial Group Inc. SP ADR[c]	16,587	595,473
Shinhan Financial Group Co. Ltd. SP ADR[c]	15,088	552,825

		1,148,298
SPAIN — 2.88%
Banco Bilbao Vizcaya Argentaria SA	237,941	2,183,362
Banco de Sabadell SAa	130,368	339,458
Banco Popular Espanol SAc	295,559	228,344
Banco Santander SA	444,163	3,572,066

		6,323,230
SWEDEN — 1.70%
Investor AB Class B	18,236	476,542
Nordea Bank AB	114,557	1,093,543
Skandinaviska Enskilda Banken AB Class A	74,011	628,566
Svenska Handelsbanken AB Class A	21,437	765,813
Swedbank AB Class A	39,479	770,713

		3,735,177

390

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

SWITZERLAND — 3.26%
Baloise Holding AG Registered	2,134	$183,011
Credit Suisse Group AG Registered	48,888	1,188,886
GAM Holding AGa	7,954	107,316
Julius Baer Group Ltd.[a]	9,521	336,280
Swiss Life Holding AG Registered[a]	1,261	167,243
Swiss Re AGa	14,744	1,061,484
UBS AG Registered[a]	155,103	2,418,004
Zurich Insurance Group AGa	6,402	1,702,351

		7,164,575
UNITED KINGDOM — 9.42%
3i Group PLC	41,419	146,233
Aviva PLC	125,033	758,090
Barclays PLC	489,462	2,087,709
British Land Co. PLC	35,114	320,777
Hammerson PLC	27,548	218,657
HSBC Holdings PLC	784,633	8,250,702
Land Securities Group PLC	32,204	425,848
Legal & General Group PLC	254,819	603,088
Lloyds Banking Group PLC[a]	1,803,618	1,404,764
London Stock Exchange Group PLC	7,178	126,946
Man Group PLC	78,570	105,685
Old Mutual PLC	198,850	575,997
Provident Financial PLC	5,723	126,331
Prudential PLC	110,386	1,552,989
Resolution Ltd.	62,371	250,926
Royal Bank of Scotland Group PLC[a]	85,360	450,253
RSA Insurance Group PLC	149,477	305,420
Schroders PLC	4,365	119,627
SEGRO PLC	27,257	109,259
Standard Chartered PLC	85,166	2,178,313
Standard Life PLC	103,499	558,717

		20,676,331
UNITED STATES — 39.06%
ACE Ltd.	14,647	1,168,831
Aflac Inc.	20,079	1,066,596
Allstate Corp. (The)	20,758	833,849
American Express Co.	42,583	2,447,671
American International Group Inc.[a]	62,371	2,201,696
American Tower Corp.	16,781	1,296,668
Ameriprise Financial Inc.	9,021	564,985
Aon PLC	14,356	798,194

Security	Shares	Value

Apartment Investment and Management Co. Class Ac	6,111	$165,364
Assurant Inc.	3,686	127,904
AvalonBay Communities Inc.	4,268	578,698
Bank of America Corp.	463,369	5,375,080
Bank of New York Mellon Corp. (The)	50,731	1,303,787
BB&T Corp.	30,458	886,632
Berkshire Hathaway Inc. Class Ba	79,055	7,091,234
BlackRock Inc.[d]	5,432	1,122,849
Boston Properties Inc.	6,402	677,396
Capital One Financial Corp.	24,832	1,438,518
CBRE Group Inc. Class Aa,c	13,386	266,381
Charles Schwab Corp. (The)	47,239	678,352
Chubb Corp. (The)	11,640	876,725
Cincinnati Financial Corp.	7,178	281,090
Citigroup Inc.	125,906	4,980,841
CME Group Inc.	13,192	668,966
Comerica Inc.	8,633	261,925
Discover Financial Services	21,922	845,093
E*TRADE Financial Corp.[a]	10,476	93,760
Equity Residential	13,095	742,094
Fifth Third Bancorp	40,449	614,420
First Horizon National Corp.	11,446	113,430
Franklin Resources Inc.	6,014	755,960
Genworth Financial Inc. Class Aa	20,467	153,707
Goldman Sachs Group Inc. (The)	19,400	2,474,664
Hartford Financial Services Group Inc. (The)	18,430	413,569
HCP Inc.	18,333	828,285
Health Care REIT Inc.	10,476	642,074
Host Hotels & Resorts Inc.	30,167	472,717
Hudson City Bancorp Inc.	22,019	179,014
Huntington Bancshares Inc.	38,121	243,593
IntercontinentalExchange Inc.[a]	3,201	396,316
Invesco Ltd.[c]	19,109	498,554
J.P. Morgan Chase & Co.	163,057	7,169,616
KeyCorp	42,001	353,648
Kimco Realty Corp.[c]	16,975	327,957
Legg Mason Inc.	5,529	142,206
Leucadia National Corp.	8,924	212,302
Lincoln National Corp.	11,834	306,501
Loews Corp.	13,968	569,196
M&T Bank Corp.	5,335	525,337

391

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Marsh & McLennan Companies Inc.	24,153	$832,554
MetLife Inc.	45,493	1,498,539
Moody’s Corp.	8,439	424,650
Morgan Stanley	59,946	1,146,168
NASDAQ OMX Group Inc. (The)	5,432	135,854
Northern Trust Corp.	9,700	486,552
NYSE Euronext Inc.	10,767	339,591
People’s United Financial Inc.	16,878	204,055
Plum Creek Timber Co. Inc.[c]	6,984	309,880
PNC Financial Services Group Inc. (The)[d]	23,086	1,346,145
Principal Financial Group Inc.	12,416	354,104
Progressive Corp. (The)	25,608	540,329
Prologis Inc.	19,497	711,446
Prudential Financial Inc.	20,079	1,070,813
Public Storage	6,111	885,851
Regions Financial Corp.	60,722	432,341
Simon Property Group Inc.	12,804	2,024,184
SLM Corp.	20,079	343,953
State Street Corp.	20,661	971,274
SunTrust Banks Inc.	23,280	659,988
T. Rowe Price Group Inc.	11,058	720,208
Torchmark Corp.	4,462	230,552
Travelers Companies Inc. (The)	16,684	1,198,245
U.S. Bancorp	81,868	2,614,864
Unum Group	12,804	266,579
Ventas Inc.	12,222	791,008
Vornado Realty Trust	7,566	605,885
Wells Fargo & Co.	211,266	7,221,072
Weyerhaeuser Co.	22,407	623,363
XL Group PLC	13,580	340,315
Zions Bancorp	8,342	178,519

		85,743,126

Total COMMON STOCKS
(Cost: $268,000,342)		215,476,009

PREFERRED STOCKS — 1.51%

BRAZIL — 1.51%
Banco Bradesco SA SP ADR[c]	90,016	1,563,578
Itau Unibanco Holding SA SP ADR	105,924	1,743,509

		3,307,087

Security	Shares	Value

TOTAL PREFERRED STOCKS
(Cost: $3,279,113)		$3,307,087

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	2,122,771	2,122,771
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	151,326	151,326
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	197,037	197,037

		2,471,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,471,134)		2,471,134

TOTAL INVESTMENTS IN SECURITIES — 100.79%
(Cost: $273,750,589)		221,254,230
Other Assets, Less Liabilities — (0.79)%		(1,725,143)

NET ASSETS — 100.00%		$219,529,087

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

392

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.56%

AUSTRALIA — 1.50%
Cochlear Ltd.	12,816	$1,052,470
CSL Ltd.	112,852	6,315,080
Sonic Healthcare Ltd.	85,796	1,187,348

		8,554,898
BELGIUM — 0.24%
UCB SA	24,208	1,379,402

		1,379,402
CANADA — 0.66%
Valeant Pharmaceuticals International Inc.[a]	63,724	3,797,712

		3,797,712
DENMARK — 2.76%
Novo Nordisk A/S Class B	97,544	15,797,402

		15,797,402
FRANCE — 5.24%
Essilor International SA	47,526	4,763,283
Sanofi	268,424	25,264,227

		30,027,510
GERMANY — 4.70%
Bayer AG Registered	184,764	17,511,894
Fresenius Medical Care AG & Co. KGaA	46,280	3,191,724
Fresenius SE & Co. KGaA	28,836	3,311,314
Merck KGaA	14,596	1,921,066
QIAGEN NVa	52,688	955,128

		26,891,126
IRELAND — 0.20%
Elan Corp. PLC[a]	109,114	1,126,104
Prothena Corp. PLC[a]	2,661	19,508

		1,145,612
JAPAN — 4.52%
Astellas Pharma Inc.	104,535	4,684,822
Chugai Pharmaceutical Co. Ltd.	53,400	1,019,643
Daiichi Sankyo Co. Ltd.	160,293	2,450,788
Eisai Co. Ltd.	60,300	2,510,611
Ono Pharmaceutical Co. Ltd.	23,700	1,208,778
Otsuka Holdings Co. Ltd.	116,000	3,265,414
Shionogi & Co. Ltd.	71,200	1,183,304
Taisho Pharmaceutical Holdings Co. Ltd.	12,300	842,144

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	160,200	$7,142,439
Terumo Corp.	40,300	1,587,018

		25,894,961
SWITZERLAND — 12.50%
Actelion Ltd. Registered[a]	25,454	1,210,480
Lonza Group AG Registered[a]	11,926	643,106
Nobel Biocare Holding AG Registered[a]	27,768	235,407
Novartis AG Registered	604,488	37,939,406
Roche Holding AG Genusschein	156,996	31,558,709

		71,587,108
UNITED KINGDOM — 7.52%
AstraZeneca PLC	278,570	13,174,675
GlaxoSmithKline PLC	1,097,726	23,821,133
Shire PLC	125,668	3,854,640
Smith & Nephew PLC	199,538	2,203,953

		43,054,401
UNITED STATES — 59.72%
Abbott Laboratories	353,152	23,131,456
Aetna Inc.	74,226	3,436,664
Agilent Technologies Inc.	77,430	3,169,984
Alexion Pharmaceuticals Inc.[a,b]	43,254	4,057,658
Allergan Inc.	68,530	6,286,257
AmerisourceBergen Corp.	52,866	2,282,754
Amgen Inc.	171,770	14,827,186
Baxter International Inc.	122,464	8,163,450
Becton, Dickinson and Co.	44,500	3,479,455
Biogen Idec Inc.[a,b]	52,866	7,753,856
Boston Scientific Corp.[a]	314,348	1,801,214
Bristol-Myers Squibb Co.	368,994	12,025,514
C.R. Bard Inc.	17,266	1,687,579
Cardinal Health Inc.	75,650	3,115,267
CareFusion Corp.[a]	49,484	1,414,253
Celgene Corp.[a]	94,518	7,440,457
Cerner Corp.[a,b]	32,396	2,515,225
Cigna Corp.	64,258	3,435,233
Coventry Health Care Inc.	30,082	1,348,576
Covidien PLC	105,732	6,104,966
DaVita HealthCare Partners Inc.[a,b]	18,690	2,065,806
DENTSPLY International Inc.	31,684	1,255,003
Edwards Lifesciences Corp.[a,b]	25,632	2,311,237
Eli Lilly and Co.	228,196	11,254,627
Express Scripts Holding Co.[a]	182,272	9,842,688

393

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Forest Laboratories Inc.[a,b]	51,976	$1,835,792
Gilead Sciences Inc.[a]	169,278	12,433,469
Hospira Inc.[a]	36,846	1,151,069
Humana Inc.	35,956	2,467,660
Intuitive Surgical Inc.[a,b]	8,900	4,364,293
Johnson & Johnson	619,262	43,410,266
Laboratory Corp. of America Holdings[a,b]	21,182	1,834,785
Life Technologies Corp.[a,b]	39,160	1,921,973
McKesson Corp.	52,510	5,091,370
Medtronic Inc.	226,060	9,272,981
Merck & Co. Inc.	679,248	27,808,413
Mylan Inc.[a]	90,602	2,489,743
Patterson Companies Inc.	19,046	651,945
PerkinElmer Inc.	25,276	802,260
Perrigo Co.	19,758	2,055,425
Pfizer Inc.	1,645,432	41,267,434
Quest Diagnostics Inc.	35,244	2,053,668
St. Jude Medical Inc.	69,954	2,528,138
Stryker Corp.	64,436	3,532,381
Tenet Healthcare Corp.[a]	23,462	761,811
Thermo Fisher Scientific Inc.	80,456	5,131,484
UnitedHealth Group Inc.	228,374	12,387,006
Varian Medical Systems Inc.[a,b]	24,742	1,737,878
Waters Corp.[a,b]	19,402	1,690,302
Watson Pharmaceuticals Inc.[a,b]	28,480	2,449,280
WellPoint Inc.	67,462	4,109,785
Zimmer Holdings Inc.	38,804	2,586,675

		342,033,651

Total COMMON STOCKS
(Cost: $538,252,378)		570,163,783

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	7,019,707	7,019,707
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	500,413	500,413

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	244,157	$244,157

		7,764,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,764,277)		7,764,277

TOTAL INVESTMENTS IN SECURITIES — 100.91%
(Cost: $546,016,655)		577,928,060
Other Assets, Less Liabilities — (0.91)%		(5,223,923)

NET ASSETS — 100.00%		$572,704,137

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

394

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.63%

AUSTRALIA — 1.92%
Asciano Ltd.	63,672	$308,046
Aurizon Holdings Ltd.	102,536	398,134
Brambles Ltd.	92,848	723,924
Leighton Holdings Ltd.	11,704	217,261
Qantas Airways Ltd.[a]	143,416	221,853
Sydney Airport	85,680	300,661
Toll Holdings Ltd.	46,872	221,901
Transurban Group	86,128	544,556

		2,936,336
BRAZIL — 0.27%
Embraer SA SP ADR	14,616	416,702

		416,702
CANADA — 2.47%
Bombardier Inc. Class B	90,608	342,157
Canadian National Railway Co.	24,528	2,225,183
Canadian Pacific Railway Ltd.	8,400	851,220
SNC-Lavalin Group Inc.	9,016	365,095

		3,783,655
CHILE — 0.32%
LATAM Airlines Group SA SP ADR	20,496	482,886

		482,886
DENMARK — 0.43%
A.P. Moeller-Maersk A/S Class B	77	579,633
Vestas Wind Systems A/Sa,b	14,616	82,286

		661,919
FINLAND — 1.04%
Kone OYJ Class B	11,256	828,067
Metso OYJ	8,232	347,733
Wartsila OYJ Abp	9,800	422,753

		1,598,553
FRANCE — 5.71%
ALSTOM	12,656	502,823
Bouygues SA	10,360	305,953
Compagnie de Saint-Gobain	26,040	1,106,149
Edenred SA	8,624	264,918
European Aeronautic Defence and Space Co. NV	23,688	921,293
Legrand SA	13,888	583,629
Safran SA	13,832	594,406

Security	Shares	Value

Schneider Electric SA	32,088	$2,319,574
Thales SA	4,984	172,454
Vallourec SA	7,448	387,770
Vinci SA	33,432	1,585,000

		8,743,969
GERMANY — 4.64%
Deutsche Lufthansa AG Registered	12,544	235,501
Deutsche Post AG Registered	47,208	1,033,168
GEA Group AG	10,192	328,807
Hochtief AGa	1,904	110,275
MAN SE	2,184	232,510
Siemens AG Registered	47,656	5,164,600

		7,104,861
HONG KONG — 0.87%
Hutchison Whampoa Ltd.[b]	128,000	1,336,008

		1,336,008
IRELAND — 0.14%
Ryanair Holdings PLC SP ADR	6,272	215,004

		215,004
ITALY — 0.65%
Atlantia SpA	18,872	340,121
Fiat Industrial SpA	47,600	518,050
Finmeccanica SpA[a]	24,472	140,412

		998,583
JAPAN — 15.66%
All Nippon Airways Co. Ltd.[b]	224,000	468,906
Asahi Glass Co. Ltd.	56,000	405,436
Central Japan Railway Co.	11,200	906,725
Dai Nippon Printing Co. Ltd.	37,000	287,989
Daikin Industries Ltd.	16,800	571,626
East Japan Railway Co.	22,400	1,445,579
FANUC Corp.	11,200	2,062,152
ITOCHU Corp.	89,600	939,885
JGC Corp.	15,000	464,234
Kajima Corp.	56,000	183,936
Kawasaki Heavy Industries Ltd.	112,000	300,515
Kintetsu Corp.[b]	112,000	458,544
Komatsu Ltd.	56,000	1,414,491
Kubota Corp.	56,000	638,594
LIXIL Group Corp.	16,800	372,470
Marubeni Corp.	112,000	795,328
Mitsubishi Corp.	95,200	1,813,386

395

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Mitsubishi Electric Corp.	112,000	$946,880
Mitsubishi Heavy Industries Ltd.	224,000	1,075,117
Mitsui & Co. Ltd.	106,400	1,578,803
Mitsui O.S.K. Lines Ltd.	56,000	164,506
NGK Insulators Ltd.	16,000	188,007
Nidec Corp.	5,600	325,126
Nippon Express Co. Ltd.	56,000	229,920
Nippon Yusen K.K.	112,000	260,360
NSK Ltd.	21,000	147,910
Obayashi Corp.	56,000	313,468
Odakyu Electric Railway Co. Ltd.	56,000	581,599
Secom Co. Ltd.	11,200	561,522
Shimizu Corp.	56,000	209,194
SMC Corp.	3,900	701,833
Sumitomo Corp.	72,800	926,155
Sumitomo Electric Industries Ltd.	50,400	575,900
Taisei Corp.	56,000	185,231
Tokyu Corp.	56,000	314,763
Toppan Printing Co. Ltd.	56,000	344,556
TOTO Ltd.	7,000	52,299
West Japan Railway Co.	11,200	440,409
Yamato Holdings Co. Ltd.	22,400	338,856

		23,992,210
MEXICO — 0.26%
Alfa SAB de CV Series A	190,400	401,444

		401,444
NETHERLANDS — 1.33%
Koninklijke Philips Electronics NV	54,768	1,436,541
PostNL NVa	29,512	113,536
Randstad Holding NV	6,440	236,078
TNT Express NV	22,120	245,844

		2,031,999
NORWAY — 0.26%
Orkla ASA	46,536	405,552

		405,552
SINGAPORE — 1.56%
Jardine Matheson Holdings Ltd.[b]	22,400	1,388,800
Keppel Corp. Ltd.	112,000	1,008,596

		2,397,396
SPAIN — 0.71%
Abertis Infraestructuras SA	20,776	340,197
Actividades de Construcciones y Servicios SA	10,584	265,683

Security	Shares	Value

Ferrovial SA	23,856	$352,260
International Consolidated Airlines Group SA London[a]	43,120	129,529

		1,087,669
SWEDEN — 4.17%
Alfa Laval AB	19,208	399,487
Assa Abloy AB Class B	18,928	706,732
Atlas Copco AB Class A	42,448	1,163,406
Atlas Copco AB Class B	17,192	418,076
Sandvik AB	66,640	1,060,225
Scania AB Class B	18,984	391,910
Securitas AB Class B	18,480	161,067
Skanska AB Class B	23,240	379,388
SKF AB Class B	22,848	573,180
Volvo AB Class B	83,664	1,142,022

		6,395,493
SWITZERLAND — 2.85%
ABB Ltd. Registered[a]	122,752	2,514,448
Adecco SA Registered[a]	7,392	387,952
Geberit AG Registered[a]	2,128	468,213
Kuehne & Nagel International AG Registered	3,080	370,132
SGS SA Registered	280	619,741

		4,360,486
UNITED KINGDOM — 5.67%
Aggreko PLC	15,400	435,569
Babcock International Group PLC	17,752	278,604
BAE Systems PLC	179,704	984,115
Bunzl PLC	16,968	278,297
Capita PLC	36,120	443,284
Cobham PLC	59,864	214,858
Experian PLC	56,224	895,643
FirstGroup PLC	30,128	102,501
G4S PLC	78,456	327,115
Hays PLC	87,080	116,495
IMI PLC	19,824	353,497
Intertek Group PLC	8,512	428,786
Invensys PLC	49,224	260,044
Rentokil Initial PLC	102,648	159,763
Rolls-Royce Holdings PLC[a]	106,176	1,507,566
Serco Group PLC	26,320	228,890
Smiths Group PLC	22,512	435,826

396

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Vesuvius PLC	17,136	$96,377
Weir Group PLC (The)	12,824	391,685
Wolseley PLC	15,736	741,788

		8,680,703
UNITED STATES — 48.70%
3M Co.	36,344	3,374,540
ADT Corp. (The)	13,440	624,826
Avery Dennison Corp.	6,160	215,107
Boeing Co. (The)	38,976	2,937,231
C.H. Robinson Worldwide Inc.	9,464	598,314
Caterpillar Inc.	38,192	3,421,239
Cintas Corp.	5,936	242,782
CSX Corp.	60,312	1,189,956
Cummins Inc.	10,528	1,140,709
Danaher Corp.	33,600	1,878,240
Deere & Co.	22,624	1,955,166
Dover Corp.	10,808	710,194
Dun & Bradstreet Corp. (The)[b]	2,688	211,411
Eaton Corp. PLC	26,992	1,462,966
Emerson Electric Co.	41,944	2,221,354
Equifax Inc.	6,608	357,625
Expeditors International of Washington Inc.	12,824	507,189
Fastenal Co.	15,680	732,099
FedEx Corp.	16,688	1,530,623
Flowserve Corp.	3,024	443,923
Fluor Corp.	10,136	595,389
General Dynamics Corp.	18,816	1,303,384
General Electric Co.	606,144	12,722,963
Honeywell International Inc.	44,744	2,839,902
Illinois Tool Works Inc.	24,696	1,501,764
Ingersoll-Rand PLC	16,744	803,042
Iron Mountain Inc.	9,352	290,380
Jacobs Engineering Group Inc.[a,b]	8,008	340,901
Joy Global Inc.	6,776	432,173
L-3 Communications Holdings Inc.	5,432	416,200
Lockheed Martin Corp.	14,896	1,374,752
Masco Corp.	21,728	361,989
Norfolk Southern Corp.	18,592	1,149,729
Northrop Grumman Corp.	13,720	927,198
PACCAR Inc.	20,776	939,283
Pall Corp.	6,776	408,322
Parker Hannifin Corp.	8,960	762,138

Security	Shares	Value

Pentair Ltd. Registered	12,376	$608,280
Pitney Bowes Inc.[b]	13,552	144,193
Precision Castparts Corp.	8,288	1,569,913
Quanta Services Inc.[a,b]	12,320	336,213
Raytheon Co.	18,424	1,060,485
Republic Services Inc.	16,632	487,817
Robert Half International Inc.	8,848	281,543
Rockwell Automation Inc.	8,344	700,813
Rockwell Collins Inc.	8,288	482,113
Roper Industries Inc.	5,544	618,045
Ryder System Inc.	3,360	167,765
Snap-on Inc.	3,360	265,406
Southwest Airlines Co.	40,096	410,583
Stanley Black & Decker Inc.	9,856	729,048
Stericycle Inc.[a]	4,872	454,411
Textron Inc.	16,912	419,249
Tyco International Ltd.	26,376	771,498
Union Pacific Corp.	27,048	3,400,475
United Parcel Service Inc. Class B	40,992	3,022,340
United Technologies Corp.	48,216	3,954,194
W.W. Grainger Inc.	3,416	691,296
Waste Management Inc.	24,416	823,796
Xylem Inc.	11,144	302,002

		74,626,481

Total COMMON STOCKS
(Cost: $160,090,867)		152,657,909

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	1,165,046	1,165,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	83,053	83,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	167,781	167,781

		1,415,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,415,880)		1,415,880

397

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $161,506,747)	$154,073,789
Other Assets, Less Liabilities — (0.55)%	(850,315)

NET ASSETS — 100.00%	$153,223,474

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

398

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.79%

AUSTRALIA — 7.66%
Macquarie Atlas Roads Group[a]	797,496	$1,378,553
Qube Logistics Holdings Ltd.	1,165,237	2,026,329
Sydney Airport	1,513,889	5,312,410
Transurban Group	2,949,604	18,649,269

		27,366,561
BRAZIL — 1.75%
Centrais Eletricas Brasileiras SA SP ADR	69,185	215,857
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	14,645	1,223,883
CPFL Energia SA SP ADR	29,189	611,801
Ultrapar Participacoes SA SP ADR	188,870	4,208,024

		6,259,565
CANADA — 11.37%
AltaGas Ltd.	47,874	1,614,071
Enbridge Inc.	360,671	15,583,074
Pembina Pipeline Corp.	132,108	3,776,031
TransCanada Corp.	318,352	15,033,555
Veresen Inc.	88,981	1,057,191
Westshore Terminals Investment Corp.	128,371	3,551,894

		40,615,816
CHILE — 0.71%
Empresa Nacional de Electricidad SA SP ADR	27,573	1,345,838
Enersis SA SP ADR	65,953	1,201,664

		2,547,502
CHINA — 4.63%
China Merchants Holdings (International) Co. Ltd.[b]	2,424,000	7,771,586
China Resources Power Holdings Co. Ltd.	405,600	1,035,082
COSCO Pacific Ltd.	3,266,000	4,651,960
Huaneng Power International Inc. Class H SP ADR	18,180	675,387
Zhejiang Expressway Co. Ltd. Class H	3,030,000	2,384,642

		16,518,657
FRANCE — 6.85%
Aeroports de Paris	78,376	6,031,427

Security	Shares	Value

Electricite de France SA	75,548	$1,392,443
GDF Suez	387,638	7,959,791
Groupe Eurotunnel SA Registered	1,180,791	9,091,450

		24,475,111
GERMANY — 5.69%
E.ON SE	518,736	9,636,175
Fraport AG	73,831	4,276,580
Hamburger Hafen und Logistik AGb	50,298	1,181,696
RWE AG	126,957	5,228,956

		20,323,407
ITALY — 6.15%
Ansaldo STS SpA	198,364	1,843,738
Atlantia SpA	665,085	11,986,515
Enel SpA	1,682,256	6,959,729
Societa Iniziative Autostradali e Servizi SpA	124,230	1,157,959

		21,947,941
JAPAN — 3.97%
Japan Airport Terminal Co. Ltd.	151,500	1,554,161
Kamigumi Co. Ltd.	531,000	4,219,013
Kansai Electric Power Co. Inc. (The)	202,000	2,118,938
Mitsubishi Logistics Corp.	333,000	4,740,913
Sumitomo Warehouse Co. Ltd. (The)	303,000	1,555,913

		14,188,938
MEXICO — 1.25%
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	39,188	4,467,432

		4,467,432
NETHERLANDS — 2.68%
Royal Vopak NV	136,047	9,561,916

		9,561,916
NEW ZEALAND — 1.26%
Auckland International Airport Ltd.	2,046,563	4,508,067

		4,508,067
NORWAY — 0.30%
Golar LNG Ltd.[b]	19,291	709,523
Ship Finance International Ltd.[b]	21,210	352,722

		1,062,245
RUSSIA — 0.19%
RusHydro OJSC SP ADR	294,011	678,283

		678,283

399

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2012

Security	Shares	Value

SINGAPORE — 3.70%
Hutchison Port Holdings Trust[b]	10,504,000	$8,298,160
SATS Ltd.[b]	1,313,000	3,106,484
SIA Engineering Co.[b]	505,000	1,814,941

		13,219,585
SPAIN — 4.76%
Abertis Infraestructuras SA	686,699	11,244,374
Iberdrola SA	1,042,219	5,764,189

		17,008,563
SWITZERLAND — 1.01%
Flughafen Zurich AG Registered	7,777	3,591,770

		3,591,770
UNITED KINGDOM — 7.57%
BBA Aviation PLC	968,994	3,512,474
Centrica PLC	1,326,332	7,192,262
National Grid PLC	937,482	10,712,861
SSE PLC	243,006	5,601,192

		27,018,789
UNITED STATES — 26.29%
American Electric Power Co. Inc.	124,432	5,310,758
Cheniere Energy Inc.[a,b]	97,364	1,828,496
Dominion Resources Inc.	146,753	7,601,805
Duke Energy Corp.	179,477	11,450,633
Entergy Corp.	45,854	2,923,192
Exelon Corp.	220,079	6,545,149
FirstEnergy Corp.	106,252	4,437,083
Kinder Morgan Inc.	259,166	9,156,335
NextEra Energy Inc.	107,262	7,421,458
Nordic American Tankers Ltd.[b]	23,937	209,449
PG&E Corp.	109,787	4,411,242
Public Service Enterprise Group Inc.	129,482	3,962,149
SemGroup Corp. Class Aa	18,685	730,210
Southern Co. (The)	224,826	9,624,801
Spectra Energy Corp.	293,809	8,044,490
Teekay Corp.	16,867	541,431
Wesco Aircraft Holdings Inc.[a,b]	38,885	513,671
Williams Companies Inc. (The)	279,669	9,156,363

		93,868,715

Total COMMON STOCKS
(Cost: $343,504,693)		349,228,863

Security	Shares	Value

INVESTMENT COMPANIES — 1.14%

AUSTRALIA — 1.14%
Australian Infrastructure Fund	1,261,389	$4,072,773

		4,072,773

TOTAL INVESTMENT COMPANIES
(Cost: $2,444,184)		4,072,773

PREFERRED STOCKS — 0.51%

BRAZIL — 0.51%
Companhia Energetica de Minas Gerais SP ADR	130,997	1,422,627
Companhia Paranaense de Energia Class B SP ADR	25,553	392,239

		1,814,866

TOTAL PREFERRED STOCKS
(Cost: $2,354,472)		1,814,866

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	3,075,584	3,075,584
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	219,248	219,248
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	328,822	328,822

		3,623,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,623,654)		3,623,654

400

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 100.45%
(Cost: $351,927,003)	$358,740,156
Other Assets, Less Liabilities — (0.45)%	(1,615,324)

NET ASSETS — 100.00%	$357,124,832

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

401

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.96%

AUSTRALIA — 11.40%
Amcor Ltd.	324,048	$2,714,962
BHP Billiton Ltd.	853,295	32,866,536
Fortescue Metals Group Ltd.	451,061	2,177,555
Iluka Resources Ltd.	112,726	1,055,629
Incitec Pivot Ltd.	432,692	1,450,983
Newcrest Mining Ltd.	203,315	4,681,788
Orica Ltd.	97,183	2,529,446
Rio Tinto Ltd.	115,709	7,929,717

		55,406,616
AUSTRIA — 0.22%
voestalpine AG	29,045	1,059,183

		1,059,183
BELGIUM — 0.81%
Solvay SA	15,857	2,286,057
Umicore SA	29,987	1,648,209

		3,934,266
BRAZIL — 0.25%
Companhia Siderurgica Nacional SA SP ADR	202,530	1,194,927

		1,194,927
CANADA — 11.05%
Agnico-Eagle Mines Ltd.	45,530	2,383,729
Agrium Inc.	39,721	3,954,946
Barrick Gold Corp.	266,115	9,306,141
Eldorado Gold Corp.[a]	190,441	2,448,172
First Quantum Minerals Ltd.	126,385	2,781,054
Goldcorp Inc.	215,875	7,928,642
IAMGOLD Corp.	100,323	1,147,614
Kinross Gold Corp.	302,853	2,938,194
Potash Corp. of Saskatchewan Inc.	229,063	9,312,514
Silver Wheaton Corp.	94,043	3,386,946
Teck Resources Ltd. Class B	128,269	4,656,949
Yamana Gold Inc.	200,018	3,437,087

		53,681,988
CHILE — 0.53%
Empresas CMPC SA	323,263	1,193,602
Sociedad Quimica y Minera de Chile SA Series B SP ADR	24,021	1,384,570

		2,578,172

Security	Shares	Value

DENMARK — 0.38%
Novozymes A/S Class B	65,312	$1,837,336

		1,837,336
FINLAND — 0.55%
Stora Enso OYJ Class R	151,662	1,048,744
UPM-Kymmene OYJ	140,201	1,627,525

		2,676,269
FRANCE — 3.63%
ArcelorMittal	240,367	4,099,100
L’Air Liquide SA	82,896	10,388,025
Lafarge SA	49,455	3,144,668

		17,631,793
GERMANY — 8.38%
BASF SE	244,449	22,930,338
HeidelbergCement AG	37,523	2,267,225
K+S AG Registered	45,530	2,100,937
Lanxess AG	21,980	1,920,401
Linde AG	49,298	8,579,273
Salzgitter AG	10,362	538,595
ThyssenKrupp AG	102,521	2,400,508

		40,737,277
IRELAND — 0.80%
CRH PLC	192,325	3,879,488

		3,879,488
JAPAN — 7.15%
Asahi Kasei Corp.	354,000	2,075,730
JFE Holdings Inc.	141,300	2,617,968
JSR Corp.	52,900	1,002,754
Kobe Steel Ltd.[b]	785,000	989,591
Kuraray Co. Ltd.	94,200	1,225,640
Mitsubishi Chemical Holdings Corp.	392,500	1,933,788
Mitsubishi Materials Corp.	349,000	1,178,604
Mitsui Chemicals Inc.	265,000	683,456
Nippon Steel & Sumitomo Metal Corp.	2,512,290	6,101,670
Nitto Denko Corp.	43,600	2,127,936
Oji Holdings Corp.	276,000	944,845
Shin-Etsu Chemical Co. Ltd.	106,600	6,447,904
Sumitomo Chemical Co. Ltd.	437,000	1,359,544
Sumitomo Metal Mining Co. Ltd.	157,000	2,193,442
Teijin Ltd.	258,000	635,564
Toray Industries Inc.	431,000	2,626,924

402

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Toyo Seikan Kaisha Ltd.	47,100	$627,528

		34,772,888
MEXICO — 0.58%
Cemex SAB de CV CPO[a,b]	2,873,267	2,809,987

		2,809,987
NETHERLANDS — 1.45%
Akzo Nobel NV	63,271	4,149,554
Koninklijke DSM NV	48,356	2,919,230

		7,068,784
NORWAY — 0.74%
Norsk Hydro ASA	240,995	1,207,302
Yara International ASA	48,513	2,386,750

		3,594,052
PERU — 0.76%
Compania de Minas Buenaventura SA SP ADR	48,827	1,755,331
Southern Copper Corp.	51,653	1,955,582

		3,710,913
SOUTH KOREA — 1.47%
POSCO[a]	21,980	7,165,327

		7,165,327
SPAIN — 0.07%
Acerinox SAa	29,830	328,309

		328,309
SWEDEN — 0.45%
Boliden AB	72,534	1,361,382
Holmen AB Class B	13,659	403,967
SSAB AB Class Aa	47,728	414,886

		2,180,235
SWITZERLAND — 3.59%
Clariant AG Registered[b]	67,039	904,497
Givaudan SA Registered[b]	2,041	2,147,248
Holcim Ltd. Registered[b]	60,759	4,440,681
Syngenta AG Registered	24,806	9,934,866

		17,427,292
TAIWAN — 2.48%
China Steel Corp.	3,191,000	3,005,402
Formosa Chemicals & Fibre Corp.	998,000	2,577,568
Formosa Plastics Corp.	1,256,000	3,399,621
Nan Ya Plastics Corp.	1,603,000	3,091,291

		12,073,882

Security	Shares	Value

UNITED KINGDOM — 14.95%
Anglo American PLC	369,421	$11,373,359
Antofagasta PLC	102,678	2,209,798
BHP Billiton PLC	561,589	19,439,426
Glencore International PLC[a]	1,169,022	6,675,565
Johnson Matthey PLC	54,165	2,091,955
Lonmin PLC	111,470	514,955
Randgold Resources Ltd.	24,492	2,368,800
Rexam PLC	234,558	1,662,356
Rio Tinto PLC	326,246	18,621,947
Xstrata PLC	446,979	7,694,321

		72,652,482
UNITED STATES — 25.27%
Air Products and Chemicals Inc.	56,520	4,748,810
Airgas Inc.	18,526	1,691,239
Alcoa Inc.	286,054	2,482,949
Allegheny Technologies Inc.	28,888	877,040
Ball Corp.	41,448	1,854,798
Bemis Co. Inc.	27,789	929,820
CF Industries Holdings Inc.	16,799	3,412,885
Cliffs Natural Resources Inc.	38,308	1,477,156
Dow Chemical Co. (The)	319,024	10,310,856
E.I. du Pont de Nemours and Co.	248,060	11,155,258
Eastman Chemical Co.	40,820	2,777,801
Ecolab Inc.	70,022	5,034,582
FMC Corp.	36,267	2,122,345
Freeport-McMoRan Copper & Gold Inc.	253,084	8,655,473
International Flavors & Fragrances Inc.	21,823	1,452,102
International Paper Co.	116,337	4,634,866
LyondellBasell Industries NV Class A	100,951	5,763,293
MeadWestvaco Corp.	46,158	1,471,055
Monsanto Co.	142,085	13,448,345
Mosaic Co. (The)	73,633	4,169,837
Newmont Mining Corp.	131,723	6,117,216
Nucor Corp.	84,466	3,647,242
Owens-Illinois Inc.[a,b]	43,489	925,011
PPG Industries Inc.	40,663	5,503,737
Praxair Inc.	79,128	8,660,560
Sealed Air Corp.	51,339	898,946
Sherwin-Williams Co. (The)	22,765	3,501,712
Sigma-Aldrich Corp.	32,185	2,368,172

403

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

United States Steel Corp.[a]	38,779	$925,655
Vulcan Materials Co.	34,383	1,789,635

		122,808,396

Total COMMON STOCKS
(Cost: $518,944,932)		471,209,862

PREFERRED STOCKS — 2.78%

BRAZIL — 2.78%
Gerdau SA SP ADR	236,285	2,124,202
Vale SA Class A SP ADR	560,961	11,387,509

		13,511,711

TOTAL PREFERRED STOCKS
(Cost: $19,126,877)		13,511,711

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	3,369,909	3,369,909
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	240,230	240,230
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	731,246	731,246

		4,341,385

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,341,385)		4,341,385

TOTAL INVESTMENTS IN SECURITIES — 100.63%
(Cost: $542,413,194)		489,062,958
Other Assets, Less Liabilities — (0.63)%		(3,081,838)

NET ASSETS — 100.00%		$485,981,120

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

404

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.02%

AUSTRALIA — 1.87%
Energy Resources of Australia Ltd.[a]	33,460	$44,117
Paladin Energy Ltd.[a]	114,366	122,297

		166,414
CANADA — 9.97%
Cameco Corp.	36,834	724,694
Uranium One Inc.[a]	69,468	163,955

		888,649
CHINA — 2.05%
Shanghai Electric Group Co. Ltd. Class H	428,000	182,777

		182,777
FINLAND — 3.80%
Fortum OYJ	18,144	338,483

		338,483
FRANCE — 2.90%
Electricite de France SA	14,000	258,037

		258,037
GERMANY — 4.83%
E.ON SE	23,156	430,152

		430,152
JAPAN — 28.39%
JGC Corp.	21,000	649,928
Kansai Electric Power Co. Inc. (The)	25,200	264,343
Mitsubishi Electric Corp.	98,000	828,520
Mitsubishi Heavy Industries Ltd.	164,000	787,139

		2,529,930
SOUTH KOREA — 3.13%
Korea Electric Power Corp. SP ADR[a]	19,950	278,702

		278,702
SPAIN — 4.89%
Iberdrola SA	78,750	435,542

		435,542
UNITED KINGDOM — 7.24%
AMEC PLC	39,578	645,271

		645,271
UNITED STATES — 29.95%
Babcock & Wilcox Co. (The)	6,230	163,226
EnergySolutions Inc.[a,b]	14,560	45,427
Entergy Corp.	6,818	434,648
Exelon Corp.	14,560	433,015

Security	Shares	Value

FirstEnergy Corp.	10,570	$441,403
NextEra Energy Inc.	10,402	719,714
Shaw Group Inc. (The)[a]	9,254	431,329

		2,668,762

Total COMMON STOCKS
(Cost: $9,893,392)		8,822,719

PREFERRED STOCKS — 0.65%

BRAZIL — 0.65%
Centrais Eletricas Brasileiras SA Class B SP ADR[b]	11,522	57,725

		57,725

TOTAL PREFERRED STOCKS
(Cost: $135,723)		57,725

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	22,146	22,146
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	1,579	1,579
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	1,057	1,057

		24,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,782)		24,782

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $10,053,897)		8,905,226
Other Assets, Less Liabilities — 0.05%		4,349

NET ASSETS — 100.00%		$8,909,575

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

405

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.77%

AUSTRALIA — 0.15%
Computershare Ltd.	78,624	$733,830

		733,830
BRAZIL — 0.25%
Cielo SA SP ADR[a]	41,040	1,184,004

		1,184,004
CANADA — 0.16%
Research In Motion Ltd.[a,b]	63,504	752,583

		752,583
FINLAND — 0.46%
Nokia OYJ[a]	572,832	2,209,779

		2,209,779
FRANCE — 0.90%
Alcatel-Lucent[a,b]	354,384	468,621
Cap Gemini SA	23,760	1,029,346
Dassault Systemes SA	9,936	1,103,381
Gemalto NV	11,664	1,045,692
STMicroelectronics NV	100,080	705,249

		4,352,289
GERMANY — 2.63%
Infineon Technologies AG	164,880	1,332,309
SAP AG	142,560	11,406,755

		12,739,064
JAPAN — 6.77%
Advantest Corp.	28,800	448,996
Canon Inc.	187,200	7,231,227
FUJIFILM Holdings Corp.	72,000	1,434,754
Fujitsu Ltd.	288,000	1,199,098
Hirose Electric Co. Ltd.	4,200	499,832
Hitachi Ltd.	720,000	4,196,843
Hoya Corp.	72,000	1,408,107
Keyence Corp.	6,160	1,700,563
Konica Minolta Holdings Inc.	72,000	512,947
Kyocera Corp.	28,800	2,588,053
Murata Manufacturing Co. Ltd.	28,800	1,682,068
NEC Corp.[b]	398,000	833,146
Nintendo Co. Ltd.	16,200	1,718,082
NTT Data Corp.	144	447,497
Ricoh Co. Ltd.[a]	144,000	1,510,530

Security	Shares	Value

Rohm Co. Ltd.	14,400	$466,149
TDK Corp.	19,400	697,785
Tokyo Electron Ltd.	28,800	1,310,681
Toshiba Corp.	576,000	2,244,978
Yahoo! Japan Corp.	2,016	649,578

		32,780,914
NETHERLANDS — 0.65%
ASML Holding NV	49,536	3,134,797

		3,134,797
SOUTH KOREA — 5.41%
Samsung Electronics Co. Ltd.[a]	18,432	26,204,147

		26,204,147
SPAIN — 0.27%
Amadeus IT Holding SA Class A	52,704	1,323,689

		1,323,689
SWEDEN — 0.96%
Telefonaktiebolaget LM Ericsson Class B	465,696	4,660,217

		4,660,217
TAIWAN — 3.64%
Hon Hai Precision Industry Co. Ltd.	1,541,831	4,720,162
MediaTek Inc.	204,000	2,272,599
Quanta Computer Inc.	432,000	1,016,068
Taiwan Semiconductor Manufacturing Co. Ltd.	2,880,600	9,622,170

		17,630,999
UNITED KINGDOM — 0.73%
ARM Holdings PLC	211,104	2,635,390
Sage Group PLC (The)	189,216	905,181

		3,540,571
UNITED STATES — 76.79%
Accenture PLC Class A	97,776	6,502,104
Adobe Systems Inc.[b]	75,312	2,837,756
Advanced Micro Devices Inc.[a,b]	91,296	219,110
Akamai Technologies Inc.[b]	26,928	1,101,624
Altera Corp.	49,104	1,691,142
Amphenol Corp. Class A	24,480	1,583,856
Analog Devices Inc.	46,080	1,938,125
Apple Inc.	144,000	76,756,320
Applied Materials Inc.	184,320	2,108,621
Autodesk Inc.[b]	34,560	1,221,696

406

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Automatic Data Processing Inc.	74,448	$4,244,280
BMC Software Inc.[a,b]	22,032	873,789
Broadcom Corp. Class A	79,488	2,639,796
CA Inc.	51,552	1,133,113
Cisco Systems Inc.	812,160	15,958,944
Citrix Systems Inc.[b]	28,656	1,884,132
Cognizant Technology Solutions Corp. Class Aa,b	46,080	3,412,224
Computer Sciences Corp.	23,904	957,355
Corning Inc.	226,224	2,854,947
Dell Inc.	222,192	2,250,805
eBay Inc.[b]	178,128	9,088,091
Electronic Arts Inc.[a,b]	47,088	684,189
EMC Corp.[b]	322,128	8,149,838
F5 Networks Inc.[a,b]	12,096	1,175,126
Fidelity National Information Services Inc.	38,304	1,333,362
First Solar Inc.[a,b]	9,216	284,590
Fiserv Inc.[a,b]	20,592	1,627,386
FLIR Systems Inc.	23,040	514,022
Google Inc. Class Ab	40,896	29,010,395
Harris Corp.	17,280	846,029
Hewlett-Packard Co.	300,384	4,280,472
Intel Corp.	761,760	15,715,109
International Business Machines Corp.	162,720	31,169,016
Intuit Inc.	42,624	2,536,128
Jabil Circuit Inc.	28,368	547,219
JDS Uniphase Corp.[a,b]	35,712	483,540
Juniper Networks Inc.[b]	79,056	1,555,032
KLA-Tencor Corp.	25,200	1,203,552
Lam Research Corp.[a,b]	26,208	946,895
Linear Technology Corp.	35,280	1,210,104
LSI Corp.[b]	84,672	599,478
MasterCard Inc. Class A	16,416	8,064,852
Microchip Technology Inc.	30,096	980,829
Micron Technology Inc.[b]	155,232	985,723
Microsoft Corp.	1,158,768	30,973,869
Molex Inc.	20,736	566,715
Motorola Solutions Inc.	43,200	2,405,376
NetApp Inc.[b]	54,864	1,840,687
NVIDIA Corp.	95,472	1,173,351
Oracle Corp.	575,424	19,173,128

Security	Shares	Value

Paychex Inc.	49,968	$1,556,003
QUALCOMM Inc.	260,784	16,173,824
Red Hat Inc.[b]	29,376	1,555,753
SAIC Inc.	42,912	485,764
Salesforce.com Inc.[b]	20,160	3,388,896
SanDisk Corp.[b]	36,864	1,605,796
Seagate Technology PLC	51,552	1,571,305
Symantec Corp.[b]	106,560	2,004,394
TE Connectivity Ltd.	64,800	2,405,376
Teradata Corp.[a,b]	25,920	1,604,189
Teradyne Inc.[a,b]	28,656	484,000
Texas Instruments Inc.	171,792	5,315,244
Total System Services Inc.	25,056	536,700
VeriSign Inc.[b]	23,904	927,953
Visa Inc. Class A	79,776	12,092,446
Western Digital Corp.	33,696	1,431,743
Western Union Co.	91,728	1,248,418
Xerox Corp.	193,536	1,319,916
Xilinx Inc.	40,464	1,452,658
Yahoo! Inc.[b]	159,696	3,177,950

		371,632,170

Total COMMON STOCKS
(Cost: $466,986,507)		482,879,053

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	11,070,071	11,070,071
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	789,150	789,150
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	849,958	849,958

		12,709,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,709,179)		12,709,179

407

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 102.40%
(Cost: $479,695,686)	$495,588,232
Other Assets, Less Liabilities — (2.40)%	(11,597,374)

NET ASSETS — 100.00%	$483,990,858

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

408

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.22%

AUSTRALIA — 4.92%
Telstra Corp. Ltd.	5,152,284	$23,375,561

		23,375,561

AUSTRIA — 0.14%
Telekom Austria AG	90,681	686,239

		686,239

BELGIUM — 0.37%
Belgacom SA	59,285	1,735,573

		1,735,573

CANADA — 6.23%
BCE Inc.	330,827	14,164,060
Rogers Communications Inc. Class B	156,646	7,104,684
TELUS Corp.	127,395	8,329,230

		29,597,974

CHINA — 5.32%
China Mobile Ltd.	2,171,000	25,278,873

		25,278,873

FRANCE — 4.49%
France Telecom SA	811,119	8,917,556
Vivendi SA	556,945	12,445,985

		21,363,541

GERMANY — 2.95%
Deutsche Telekom AG Registered	1,236,134	14,007,438

		14,007,438

ITALY — 0.78%
Telecom Italia SpA	4,101,687	3,693,435

		3,693,435

JAPAN — 7.65%
Nippon Telegraph and Telephone Corp.	334,000	14,022,090
NTT DOCOMO Inc.	5,845	8,382,351
SoftBank Corp.	384,100	13,948,696

		36,353,137

MEXICO — 5.25%
America Movil SAB de CV Series L	21,760,180	24,967,402

		24,967,402

Security	Shares	Value

NETHERLANDS — 0.44%
Koninklijke KPN NV	430,359	$2,108,404

		2,108,404

NORWAY — 1.30%
Telenor ASA	305,777	6,164,715

		6,164,715

PORTUGAL — 0.33%
Portugal Telecom SGPS SA Registered	317,801	1,570,789

		1,570,789

SINGAPORE — 1.80%
Singapore Telecommunications Ltd.	3,173,550	8,573,651

		8,573,651

SPAIN — 4.80%
Telefonica SA	1,699,726	22,834,967

		22,834,967

SWEDEN — 2.31%
Millicom International Cellular SA SDR	27,388	2,368,130
Tele2 AB Class B	129,091	2,323,676
TeliaSonera AB	929,188	6,293,188

		10,984,994

SWITZERLAND — 0.86%
Swisscom AG Registered	9,519	4,095,245

		4,095,245

TAIWAN — 1.11%
Chunghwa Telecom Co. Ltd. SP ADR[a]	163,159	5,276,562

		5,276,562

UNITED KINGDOM — 13.68%
BT Group PLC	3,322,799	12,482,202
Cable & Wireless Communications PLC	1,086,001	624,032
Vodafone Group PLC	20,674,934	51,906,202

		65,012,436

UNITED STATES — 34.49%
AT&T Inc.	2,386,931	80,463,444
CenturyLink Inc.	262,691	10,276,472
Crown Castle International Corp.[a,b]	123,914	8,941,634

409

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

Frontier Communications Corp.[a]	419,838	$1,796,907
MetroPCS Communications Inc.[b]	134,101	1,332,964
Sprint Nextel Corp.[b]	1,264,357	7,168,904
Verizon Communications Inc.	1,199,895	51,919,457
Windstream Corp.	246,158	2,038,188

		163,937,970

Total COMMON STOCKS
(Cost: $509,703,013)		471,618,906

PREFERRED STOCKS — 0.30%

BRAZIL — 0.30%
Oi SA SP ADR[a]	358,549	1,437,782

		1,437,782

TOTAL PREFERRED STOCKS
(Cost: $1,828,125)		1,437,782

SHORT-TERM INVESTMENTS — 1.57%

MONEY MARKET FUNDS — 1.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	6,741,352	6,741,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	480,570	480,570
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	235,627	235,627

		7,457,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,457,549)		7,457,549

TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $518,988,687)		480,514,237
Other Assets, Less Liabilities — (1.09)%		(5,177,631)

NET ASSETS — 100.00%		$475,336,606

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

410

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.90%

BRAZIL — 6.69%
Duratex SA	692,900	$5,025,428
Fibria Celulose SA SP ADR[a,b]	893,334	10,157,208

		15,182,636
CANADA — 9.19%
Canfor Corp.[b]	493,311	8,214,418
Sino-Forest Corp. Class Aa,b,c	786,708	8
West Fraser Timber Co. Ltd.	179,647	12,638,619

		20,853,045
FINLAND — 7.45%
Stora Enso OYJ Class R	1,276,964	8,830,218
UPM-Kymmene OYJ	694,928	8,067,081

		16,897,299
HONG KONG — 2.83%
Nine Dragons Paper (Holdings) Ltd.[a]	7,098,000	6,410,394

		6,410,394
JAPAN — 9.75%
Nippon Paper Group Inc.[a]	490,100	6,762,150
Oji Holdings Corp.	2,535,000	8,678,194
Sumitomo Forestry Co. Ltd.	709,800	6,690,418

		22,130,762
SINGAPORE — 7.42%
Golden Agri-Resources Ltd.	15,548,000	8,273,598
Wilmar International Ltd.	3,128,000	8,553,025

		16,826,623
SOUTH AFRICA — 3.30%
Sappi Ltd.[b]	2,059,096	7,499,183

		7,499,183
SWEDEN — 2.99%
Holmen AB Class B	229,502	6,787,568

		6,787,568
UNITED KINGDOM — 4.01%
Mondi PLC	836,381	9,102,107

		9,102,107
UNITED STATES — 44.27%
Deltic Timber Corp.	61,685	4,356,195
International Paper Co.	235,924	9,399,212

Security	Shares	Value

MeadWestvaco Corp.	273,104	$8,703,824
Packaging Corp. of America	248,261	9,550,601
Plum Creek Timber Co. Inc.[a]	373,828	16,586,748
Potlatch Corp.	228,995	8,974,314
Rayonier Inc.	334,113	17,317,077
Sonoco Products Co.	269,893	8,023,919
Weyerhaeuser Co.	631,046	17,555,700

		100,467,590

Total COMMON STOCKS
(Cost: $226,485,237)		222,157,207

PREFERRED STOCKS — 1.84%

BRAZIL — 1.84%
Suzano Papel e Celulose SA Class A	1,216,800	4,171,886

		4,171,886

TOTAL PREFERRED STOCKS
(Cost: $4,316,439)		4,171,886

SHORT-TERM INVESTMENTS — 13.41%

MONEY MARKET FUNDS — 13.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	28,040,352	28,040,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	1,998,908	1,998,908
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	392,835	392,835

		30,432,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,432,095)		30,432,095

411

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 113.15%
(Cost: $261,233,771)	$256,761,188
Other Assets, Less Liabilities — (13.15)%	(29,841,862)

NET ASSETS — 100.00%	$226,919,326

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

412

Schedule of Investments  (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.62%

AUSTRALIA — 1.00%
AGL Energy Ltd.	146,510	$2,339,400

		2,339,400
BRAZIL — 0.36%
Centrais Eletricas Brasileiras SA SP ADR	74,060	231,067
CPFL Energia SA SP ADR	29,900	626,704

		857,771
CANADA — 1.19%
Fortis Inc.	51,175	1,758,771
TransAlta Corp.	68,425	1,039,054

		2,797,825
CHILE — 1.15%
Empresa Nacional de Electricidad SA SP ADR	29,440	1,436,966
Enersis SA SP ADR	69,000	1,257,180

		2,694,146
FINLAND — 0.93%
Fortum OYJ	116,725	2,177,547

		2,177,547
FRANCE — 5.25%
Electricite de France SA	79,465	1,464,638
GDF Suez	413,885	8,498,749
Suez Environnement SA	77,855	934,985
Veolia Environnement	118,565	1,431,074

		12,329,446
GERMANY — 6.54%
E.ON SE	536,935	9,974,244
RWE AG	131,215	5,404,329

		15,378,573
HONG KONG — 4.66%
CLP Holdings Ltd.[a]	528,500	4,421,867
Hong Kong and China Gas Co. Ltd. (The)	1,401,873	3,825,337
Power Assets Holdings Ltd.	317,500	2,711,767

		10,958,971
ITALY — 4.55%
Enel SpA	1,740,985	7,202,699
Snam SpA	453,675	2,101,812
Terna SpA	349,025	1,391,508

		10,696,019

Security	Shares	Value

JAPAN — 5.19%
Chubu Electric Power Co. Inc.	191,200	$2,542,994
Kansai Electric Power Co. Inc. (The)	216,600	2,272,089
Kyushu Electric Power Co. Inc.	126,500	1,438,148
Osaka Gas Co. Ltd.	537,000	1,950,130
Tokyo Electric Power Co. Inc.[a,b]	425,500	1,013,740
Tokyo Gas Co. Ltd.	650,000	2,969,410

		12,186,511
PORTUGAL — 0.85%
Energias de Portugal SA	657,800	1,985,988

		1,985,988
SPAIN — 4.56%
Acciona SA	6,900	511,340
Enagas SA	51,175	1,088,952
Gas Natural SDG SA	93,955	1,682,159
Iberdrola SA	1,088,360	6,019,381
Red Electrica Corporacion SA	28,980	1,425,130

		10,726,962
UNITED KINGDOM — 12.43%
Centrica PLC	1,394,145	7,559,989
Drax Group PLC	108,100	956,777
National Grid PLC	976,120	11,154,388
Severn Trent PLC	64,055	1,638,872
SSE PLC	256,220	5,905,769
United Utilities Group PLC	183,425	2,008,091

		29,223,886
UNITED STATES — 49.96%
AES Corp. (The)	166,980	1,786,686
AGL Resources Inc.	31,510	1,259,455
Ameren Corp.	65,090	1,999,565
American Electric Power Co. Inc.	130,065	5,551,174
CenterPoint Energy Inc.	114,770	2,209,323
CMS Energy Corp.	71,070	1,732,687
Consolidated Edison Inc.	78,545	4,362,389
Dominion Resources Inc.	154,215	7,988,337
DTE Energy Co.	46,115	2,769,206
Duke Energy Corp.	188,945	12,054,691
Edison International	87,400	3,949,606
Entergy Corp.	47,725	3,042,469
Exelon Corp.	229,195	6,816,259
FirstEnergy Corp.	112,240	4,687,142
Integrys Energy Group Inc.	20,815	1,086,959

413

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2012

Security	Shares	Value

NextEra Energy Inc.	113,505	$7,853,411
NiSource Inc.	83,145	2,069,479
Northeast Utilities	84,180	3,289,754
NRG Energy Inc.	86,396	1,986,244
ONEOK Inc.	54,970	2,349,967
Pepco Holdings Inc.[a]	61,410	1,204,250
PG&E Corp.	115,345	4,634,562
Pinnacle West Capital Corp.	29,325	1,494,989
PPL Corp.	155,825	4,461,270
Public Service Enterprise Group Inc.	135,815	4,155,939
SCANA Corp.[a]	35,420	1,616,569
Sempra Energy	60,375	4,283,002
Southern Co. (The)	234,600	10,043,226
TECO Energy Inc.	54,740	917,442
Wisconsin Energy Corp.	61,755	2,275,672
Xcel Energy Inc.	130,870	3,495,538

		117,427,262

Total COMMON STOCKS
(Cost: $285,852,374)		231,780,307

PREFERRED STOCKS — 0.77%

BRAZIL — 0.77%
Companhia Energetica de Minas Gerais SP ADR	128,915	1,400,017
Companhia Paranaense de Energia Class B SP ADR	26,910	413,069

		1,813,086

TOTAL PREFERRED STOCKS
(Cost: $2,237,620)		1,813,086

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	741,303	741,303
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	52,845	52,845

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	252,008	$252,008

		1,046,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,046,156)		1,046,156

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $289,136,150)		234,639,549
Other Assets, Less Liabilities — 0.16%		385,549

NET ASSETS — 100.00%		$235,025,098

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

414

Consolidated Schedule of Investments  (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.96%

AGRICULTURE — 8.38%
ITC Ltd.	5,725,180	$30,030,298

		30,030,298
AUTO MANUFACTURERS — 6.37%
Mahindra & Mahindra Ltd.	484,590	8,256,930
Maruti Suzuki (India) Ltd.	141,520	3,856,648
Tata Motors Ltd.	1,871,950	10,703,949

		22,817,527
BANKS — 21.29%
Axis Bank Ltd.	283,330	7,029,424
Bank of Baroda	194,010	3,074,390
HDFC Bank Ltd.	1,929,950	23,952,523
ICICI Bank Ltd.	1,220,320	25,404,037
Kotak Mahindra Bank Ltd.	405,710	4,823,406
Punjab National Bank Ltd.	200	3,187
State Bank of India	275,500	12,019,665

		76,306,632
BUILDING MATERIALS — 2.70%
ACC Ltd.	106,140	2,780,188
Ambuja Cements Ltd.	845,060	3,104,980
Grasim Industries Ltd.	200	11,593
Ultratech Cement Ltd.	104,400	3,792,597

		9,689,358
CHEMICALS — 1.09%
Asian Paints Ltd.	48,140	3,902,573

		3,902,573
COAL — 1.22%
Coal India Ltd.	675,120	4,380,825

		4,380,825
COMPUTERS — 10.55%
Infosys Ltd.	506,050	21,459,982
Tata Consultancy Services Ltd.	536,210	12,315,840
Wipro Ltd.	559,700	4,038,254

		37,814,076
DIVERSIFIED FINANCIAL SERVICES — 8.02%
Housing Development Finance Corp. Ltd.	1,621,100	24,574,070
Infrastructure Development Finance Co. Ltd.	1,330,520	4,168,407

		28,742,477

Security	Shares	Value

ELECTRIC — 3.41%
NTPC Ltd.	1,390,260	$3,977,983
Power Grid Corp. of India Ltd.	1,548,020	3,248,782
Reliance Infrastructure Ltd.	150,800	1,435,672
Tata Power Co. Ltd.	1,767,840	3,567,851

		12,230,288
ELECTRICAL COMPONENTS & EQUIPMENT — 1.34%
Bharat Heavy Electricals Ltd.	854,050	3,565,213
Siemens Ltd.	100,920	1,232,487

		4,797,700
ENGINEERING & CONSTRUCTION — 5.29%
Jaiprakash Associates Ltd.	1,242,070	2,201,209
Larsen & Toubro Ltd.	569,560	16,741,225

		18,942,434
GAS — 0.89%
GAIL (India) Ltd.	491,550	3,207,178

		3,207,178
HOUSEHOLD PRODUCTS & WARES — 2.93%
Hindustan Unilever Ltd.	1,092,140	10,483,465

		10,483,465
IRON & STEEL — 2.51%
Jindal Steel & Power Ltd.	414,700	3,396,706
Tata Steel Ltd.	716,010	5,611,271

		9,007,977
LEISURE TIME — 2.56%
Bajaj Auto Ltd.	143,840	5,606,413
Hero Motocorp Ltd.	102,370	3,558,400

		9,164,813
MINING — 1.37%
Hindalco Industries Ltd.	1,390,550	3,318,856
Sesa Goa Ltd.	442,830	1,582,939

		4,901,795
OIL & GAS — 11.48%
Bharat Petroleum Corp. Ltd.	281,300	1,833,318
Cairn (India) Ltd.	601,460	3,510,144
Oil & Natural Gas Corp. Ltd.	1,870,500	9,168,195
Reliance Industries Ltd.	1,733,330	26,614,553

		41,126,210

415

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2012

Security	Shares	Value

PHARMACEUTICALS — 5.14%
Cipla Ltd.	550,130	$4,167,918
Dr. Reddy’s Laboratories Ltd.	136,300	4,561,199
Lupin Ltd.	243,890	2,738,089
Ranbaxy Laboratories Ltd.[a]	168,490	1,550,006
Sun Pharmaceuticals Industries Ltd.	401,940	5,412,251

		18,429,463

REAL ESTATE — 0.48%
DLF Ltd.	410,060	1,729,410

		1,729,410
SOFTWARE — 0.89%
HCL Technologies Ltd.	280,430	3,173,189

		3,173,189
TELECOMMUNICATIONS — 2.05%
Bharti Airtel Ltd.	1,268,460	7,356,384

		7,356,384

Total COMMON STOCKS
(Cost: $327,807,049)		358,234,072

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[b,c]	250,478	250,478

		250,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $250,478)		250,478

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $328,057,527)		358,484,550
Other Assets, Less Liabilities — (0.03)%		(96,965)

NET ASSETS — 100.00%		$358,387,585

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

416

Schedule of Investments  (Unaudited)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 99.34%

CANADA — 66.17%
Bank of Montreal Series 23, 5.40%[a]	132,572	$3,604,222
Bank of Nova Scotia Series 15, 4.50%	112,976	2,979,562
Bank of Nova Scotia Series 32, 3.70%[a]	134,412	3,327,564
BCE Inc. Series AK, 4.15%[a]	186,760	4,777,320
Bell Aliant Inc. Series C, 4.55%[a]	37,846	996,608
Brookfield Asset Management Inc., 4.80%[a]	81,512	2,153,024
Brookfield Asset Management Inc. Series 02, 2.10%[a]	87,860	1,550,367
Brookfield Asset Management Inc. Series 32, 4.50%[a]	98,900	2,572,572
Brookfield Asset Management Inc. Series 34, 4.20%[a]	81,696	2,066,810
Brookfield Office Properties Inc. Series T, 4.60%[a]	82,822	2,104,446
Canadian Utilities Ltd. Series AA, 4.90%	49,588	1,314,279
Emera Inc. Series C, 4.10%[a]	83,444	2,214,949
Enbridge Inc., 4.00%[a]	96,968	2,492,127
Enbridge Inc. Series F, 4.00%[a]	108,550	2,807,234
Enbridge Inc. Series H, 4.00%[a]	75,900	1,927,038
Enbridge Inc. Series N, 4.00%[a]	97,100	2,498,445
Enbridge Inc. Series P, 4.00%[a]	86,204	2,192,111
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	78,108	1,979,175
Great-West Lifeco Inc. Series P, 5.40%	83,250	2,213,980
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	82,892	2,181,149
Manulife Financial Corp., 4.40%[a]	66,884	1,757,913
Manulife Financial Corp. Series 1-7, 4.60%[a]	82,814	2,184,919
Manulife Financial Corp. Series 4, 6.60%[a]	148,304	3,961,923
Manulife Financial Corp. Series 9, 4.40%[a]	83,444	2,189,808
Nexen Inc. Series 2, 5.00%[a]	66,240	1,717,703
Power Corp. of Canada Series G, 5.60%	66,148	1,791,052
Power Financial Corp. Series R, 5.50%	83,536	2,259,340
Royal Bank of Canada Series AV, 6.25%[a]	132,020	3,575,956
Sun Life Financial Inc., 4.45%	99,544	2,579,326
Sun Life Financial Inc. Series 4, 4.45%	99,268	2,428,611
Toronto-Dominion Bank (The) Series AG, 6.25%[a]	125,580	3,378,817
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	116,840	3,168,304
Valener Inc. Series A, 4.35%[a]	32,932	873,490
Veresen Inc. Series A, 4.40%[a]	66,240	1,691,092

		81,511,236

Security	Shares	Value

SINGAPORE — 4.22%
Frasers Commercial Trust Series A, 5.50%[b]	2,816,974	$2,444,529
Oversea Chinese Banking, 4.20%	3,272,000	2,759,034

		5,203,563
SWEDEN — 5.37%
Sagax AB, 0.00%	316,848	1,441,668
Swedbank AB, 10.00%	265,328	5,171,601

		6,613,269
UNITED KINGDOM — 23.58%
Aviva PLC, 8.38%[b]	831,680	1,623,966
Aviva PLC, 8.75%[b]	835,452	1,683,955
Balfour Beatty PLC, 9.68%	935,732	1,867,068
Co-operative Bank PLC, 9.25%[b]	492,188	1,075,070
Ecclesiastical Insurance Group PLC, 8.63%	895,896	1,729,332
General Accident PLC, 7.88%[b]	918,988	1,639,463
General Accident PLC, 8.88%	1,128,932	2,229,622
Lloyds Banking Group PLC, 9.25%	2,463,300	4,664,772
National Westminster Bank PLC Series A, 9.00%	1,159,936	2,389,842
Raven Russia Ltd., 12.00%	1,203,820	2,866,727
RSA Insurance Group PLC, 7.38%	1,041,900	1,896,842
Santander UK PLC, 10.38%	1,120,836	2,163,530
Standard Chartered PLC, 7.38%	798,652	1,548,115
Standard Chartered PLC, 8.25%	823,860	1,663,938

		29,042,242

TOTAL PREFERRED STOCKS
(Cost: $116,299,113)		122,370,310

SHORT-TERM INVESTMENTS — 2.57%

MONEY MARKET FUNDS — 2.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	2,516,323	2,516,323
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	179,381	179,381
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	469,142	469,142

		3,164,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,164,846)		3,164,846

417

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 101.91%
(Cost: $119,463,959)	$125,535,156
Other Assets, Less Liabilities — (1.91)%	(2,357,317)

NET ASSETS — 100.00%	$123,177,839

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

418

Schedule of Investments  (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 56.07%

BRAZIL — 9.11%
BRF - Brasil Foods SA SP ADR[a]	2,242,044	$47,329,549
CCR SA	3,219,300	30,581,385
Centrais Eletricas Brasileiras SA SP ADR	826,287	2,578,015
Cielo SA	955,500	26,595,333
Companhia Siderurgica Nacional SA SP ADR	2,367,141	13,966,132
CPFL Energia SA SP ADR	457,464	9,588,445
Embraer SA SP ADR	540,666	15,414,388

		146,053,247
CHILE — 11.41%
Banco de Chile	5,481,924	886,061
Banco de Chile Series Tb	248,640	36,751
Banco de Chile SP ADR[a]	68,561	6,616,136
Banco Santander (Chile) SA SP ADR[a]	494,442	14,086,653
Cencosud SA	3,147,711	17,063,250
Empresa Nacional de Electricidad SA SP ADR	398,517	19,451,615
Empresas CMPC SA	3,797,304	14,020,998
Empresas Copec SA	1,629,348	23,108,293
Enersis SA SP ADR	831,138	15,143,334
LATAM Airlines Group SA SP ADR[a]	999,306	23,543,649
S.A.C.I. Falabella SA	3,081,708	31,740,048
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	300,321	17,310,502

		183,007,290
COLOMBIA — 4.20%
Bancolombia SA SP ADR	272,980	18,175,008
Ecopetrol SA SP ADR[a]	823,641	49,146,659

		67,321,667
MEXICO — 26.52%
Alfa SAB de CV Series A	9,099,300	19,185,187
America Movil SAB de CV Series L	167,829,900	192,566,264
Cemex SAB de CV CPO[b]	34,389,582	33,632,195
Fomento Economico Mexicano SAB de CV BD Units	6,306,300	62,795,907
Grupo Elektra SAB de CV	107,310	4,547,412
Grupo Modelo SAB de CV Series Ca	2,219,700	19,831,326
Grupo Televisa SAB de CV CPO	6,482,700	34,070,867

Security	Shares	Value

Wal-Mart de Mexico SAB de CV Series V	17,948,700	$58,506,736

		425,135,894
PERU — 4.83%
Compania de Minas Buenaventura SA SP ADR	612,843	22,031,706
Credicorp Ltd.	215,943	31,648,606
Southern Copper Corp.	627,837	23,769,909

		77,450,221

Total COMMON STOCKS
(Cost: $919,462,595)		898,968,319

PREFERRED STOCKS — 43.18%

BRAZIL — 43.18%
Banco Bradesco SA SP ADR	6,305,859	109,532,771
Companhia de Bebidas das Americas SP ADR[a]	2,023,393	84,962,272
Companhia Energetica de Minas Gerais SP ADR	1,600,977	17,386,610
Companhia Paranaense de Energia Class B SP ADR[a]	366,324	5,623,073
Gerdau SA SP ADR[a]	2,950,731	26,527,072
Itau Unibanco Holding SA SP ADR	7,460,103	122,793,295
Itausa - Investimentos Itau SA	8,393,700	39,724,031
Oi SA SP ADR[a]	2,840,041	11,388,564
Petroleo Brasileiro SA SP ADR	6,970,593	134,532,445
Vale SA Class A SP ADR	6,889,155	139,849,847

		692,319,980

TOTAL PREFERRED STOCKS
(Cost: $891,177,054)		692,319,980

SHORT-TERM INVESTMENTS — 10.66%

MONEY MARKET FUNDS — 10.66%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,d,e]	158,503,576	158,503,576
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	11,299,217	11,299,217

419

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[c,d]	1,070,262	$1,070,262

		170,873,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $170,873,055)		170,873,055

TOTAL INVESTMENTS IN SECURITIES — 109.91%
(Cost: $1,981,512,704)		1,762,161,354
Other Assets, Less Liabilities — (9.91)%		(158,921,378)

NET ASSETS — 100.00%		$1,603,239,976

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

420

Schedule of Investments  (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.97%

ADVERTISING — 0.35%
Lamar Advertising Co. Class Aa	286,532	$11,103,115

		11,103,115
AEROSPACE & DEFENSE — 1.16%
B/E Aerospace Inc.[a]	537,534	26,554,180
Triumph Group Inc.	155,237	10,136,976

		36,691,156
AIRLINES — 0.50%
Alaska Air Group Inc.[a]	364,153	15,691,353

		15,691,353
APPAREL — 2.13%
Carter’s Inc.[a]	263,051	14,638,788
Hanesbrands Inc.[a]	506,542	18,144,334
Under Armour Inc. Class Aa	400,794	19,450,533
Warnaco Group Inc. (The)[a]	212,200	15,187,154

		67,420,809
BANKS — 2.11%
Cathay General Bancorp	380,647	7,422,616
City National Corp.	245,372	12,150,821
Fulton Financial Corp.	575,561	5,531,141
Signature Bank[a,b]	238,658	17,025,862
SVB Financial Group[a]	230,668	12,910,488
Synovus Financial Corp.	2,893,159	7,088,240
Webster Financial Corp.	227,970	4,684,784

		66,813,952
BEVERAGES — 0.54%
Green Mountain Coffee Roasters Inc.[a,b]	414,001	17,123,081

		17,123,081
BIOTECHNOLOGY — 4.30%
Charles River Laboratories International Inc.[a]	251,979	9,441,653
Regeneron Pharmaceuticals Inc.[a]	389,203	66,580,957
United Therapeutics Corp.[a,b]	244,347	13,053,017
Vertex Pharmaceuticals Inc.[a]	1,120,357	46,987,773

		136,063,400
BUILDING MATERIALS — 1.96%
Fortune Brands Home & Security Inc.[a]	842,048	24,604,642
Lennox International Inc.	237,221	12,458,847

Security	Shares	Value

Louisiana-Pacific Corp.[a]	716,907	$13,850,643
Martin Marietta Materials Inc.	116,381	10,972,401

		61,886,533
CHEMICALS — 3.00%
Albemarle Corp.	276,854	17,198,170
Ashland Inc.	197,370	15,870,522
Cytec Industries Inc.	144,273	9,930,310
NewMarket Corp.	55,565	14,569,143
RPM International Inc.	336,302	9,873,827
Valspar Corp. (The)	436,569	27,241,906

		94,683,878
COMMERCIAL SERVICES — 6.12%
Alliance Data Systems Corp.[a,b]	257,492	37,274,542
CoreLogic Inc.[a]	504,946	13,593,146
Corporate Executive Board Co. (The)	101,711	4,827,204
Corrections Corp. of America	517,912	18,370,339
Deluxe Corp.	112,997	3,643,023
Gartner Inc.[a]	484,535	22,298,301
Global Payments Inc.	212,287	9,616,601
HMS Holdings Corp.[a,b]	449,476	11,650,418
Lender Processing Services Inc.	220,006	5,416,548
Rollins Inc.	187,702	4,136,952
SEI Investments Co.	405,880	9,473,239
Service Corp. International	1,101,512	15,211,881
Sotheby’s	232,419	7,813,927
United Rentals Inc.[a,b]	330,885	15,061,885
WEX Inc.[a]	200,484	15,110,479

		193,498,485
COMPUTERS — 2.87%
Cadence Design Systems Inc.[a,b]	1,449,040	19,576,530
Jack Henry & Associates Inc.	280,522	11,013,294
Mentor Graphics Corp.[a,b]	490,640	8,350,693
MICROS Systems Inc.[a,b]	199,373	8,461,390
NCR Corp.[a]	546,701	13,929,941
Riverbed Technology Inc.[a]	832,069	16,408,401
Synopsys Inc.[a]	409,548	13,040,008

		90,780,257
DISTRIBUTION & WHOLESALE — 1.25%
LKQ Corp.[a]	1,536,316	32,416,268
Watsco Inc.	93,736	7,020,826

		39,437,094

421

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 3.37%
Affiliated Managers Group Inc.[a]	267,752	$34,847,923
CBOE Holdings Inc.	271,109	7,986,871
Eaton Vance Corp. NVS	596,123	18,986,518
Greenhill & Co. Inc.[b]	74,851	3,891,504
Jefferies Group Inc.	663,227	12,316,125
Raymond James Financial Inc.	335,308	12,919,417
Waddell & Reed Financial Inc. Class A	442,615	15,411,854

		106,360,212
ELECTRIC — 0.14%
PNM Resources Inc.	213,799	4,385,017

		4,385,017
ELECTRICAL COMPONENTS & EQUIPMENT — 2.21%
Acuity Brands Inc.	137,046	9,282,126
AMETEK Inc.	1,254,838	47,144,264
Hubbell Inc. Class B	160,072	13,546,893

		69,973,283
ELECTRONICS — 3.33%
Gentex Corp.	738,168	13,892,322
Itron Inc.[a]	203,506	9,066,192
Mettler-Toledo International Inc.[a,b]	158,308	30,600,936
National Instruments Corp.	490,089	12,649,197
Trimble Navigation Ltd.[a]	651,889	38,969,925

		105,178,572
ENGINEERING & CONSTRUCTION — 0.51%
Shaw Group Inc. (The)[a]	345,027	16,081,708

		16,081,708
ENTERTAINMENT — 0.74%
Bally Technologies Inc.[a,b]	212,904	9,518,938
Cinemark Holdings Inc.	529,769	13,763,398

		23,282,336
ENVIRONMENTAL CONTROL — 0.92%
Clean Harbors Inc.[a,b]	273,850	15,064,489
Mine Safety Appliances Co.	73,547	3,141,192
Waste Connections Inc.	323,976	10,947,149

		29,152,830
FOOD — 1.94%
Flowers Foods Inc.	291,128	6,774,549
Ingredion Inc.	395,783	25,500,299
Lancaster Colony Corp.	47,392	3,279,052

Security	Shares	Value

Ralcorp Holdings Inc.[a]	179,563	$16,097,823
SUPERVALU Inc.[b]	496,061	1,225,271
Tootsie Roll Industries Inc.[b]	56,163	1,455,745
United Natural Foods Inc.[a]	128,121	6,866,004

		61,198,743
HAND & MACHINE TOOLS — 0.93%
Lincoln Electric Holdings Inc.	429,817	20,923,492
Regal Beloit Corp.	122,064	8,601,850

		29,525,342
HEALTH CARE — PRODUCTS — 4.34%
Cooper Companies Inc. (The)	247,756	22,912,475
Henry Schein Inc.[a]	268,280	21,585,809
Hologic Inc.[a]	730,999	14,641,910
IDEXX Laboratories Inc.[a,b]	282,470	26,213,216
Masimo Corp.	151,771	3,188,708
ResMed Inc.[b]	739,556	30,743,343
TECHNE Corp.	95,067	6,496,879
Thoratec Corp.[a,b]	304,750	11,434,220

		137,216,560
HEALTH CARE — SERVICES — 0.65%
Covance Inc.[a,b]	169,926	9,816,625
MEDNAX Inc.[a,b]	134,050	10,659,656

		20,476,281
HOME BUILDERS — 1.93%
KB Home	398,288	6,292,950
M.D.C. Holdings Inc.	202,348	7,438,313
NVR Inc.[a]	14,718	13,540,560
Thor Industries Inc.	228,238	8,542,948
Toll Brothers Inc.[a,b]	774,299	25,033,087

		60,847,858
HOME FURNISHINGS — 0.18%
Tempur-Pedic International Inc.[a]	182,278	5,739,934

		5,739,934
HOUSEHOLD PRODUCTS & WARES — 1.67%
Church & Dwight Co. Inc.	411,558	22,047,162
Jarden Corp.	380,053	19,648,740
Tupperware Brands Corp.	171,637	11,001,932

		52,697,834

422

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

INSURANCE — 1.99%
Alleghany Corp.[a]	45,620	$15,301,860
Arthur J. Gallagher & Co.	335,307	11,618,388
Brown & Brown Inc.	336,778	8,574,368
Fidelity National Financial Inc. Class A	603,416	14,210,447
First American Financial Corp.	552,671	13,313,844

		63,018,907
INTERNET — 3.88%
AOL Inc.	132,773	3,931,409
Equinix Inc.[a,b]	251,354	51,829,195
Rackspace Hosting Inc.[a,b]	566,126	42,046,178
TIBCO Software Inc.[a]	802,741	17,668,329
ValueClick Inc.[a,b]	367,620	7,135,504

		122,610,615
IRON & STEEL — 0.26%
Carpenter Technology Corp.	160,720	8,297,974

		8,297,974
LEISURE TIME — 1.04%
Life Time Fitness Inc.[a,b]	97,790	4,812,246
Polaris Industries Inc.	331,762	27,917,772

		32,730,018
MACHINERY — 2.90%
Graco Inc.	314,127	16,174,399
IDEX Corp.	286,948	13,351,691
Nordson Corp.	291,970	18,429,146
Terex Corp.[a,b]	572,234	16,085,498
Wabtec Corp.	247,761	21,688,998
Zebra Technologies Corp. Class Aa	152,890	6,005,519

		91,735,251
MANUFACTURING — 1.14%
Carlisle Companies Inc.	189,201	11,117,451
CLARCOR Inc.	114,233	5,458,053
Donaldson Co. Inc.	425,573	13,975,817
ITT Corp.	229,681	5,388,316

		35,939,637
MEDIA — 0.80%
AMC Networks Inc. Class Aa	297,049	14,703,925
FactSet Research Systems Inc.[b]	120,096	10,575,654

		25,279,579

Security	Shares	Value

METAL FABRICATE & HARDWARE — 1.37%
Timken Co. (The)	411,706	$19,691,898
Valmont Industries Inc.	121,364	16,572,254
Worthington Industries Inc.	272,520	7,082,795

		43,346,947
MINING — 1.04%
Compass Minerals International Inc.	75,536	5,643,294
Royal Gold Inc.	336,400	27,352,684

		32,995,978
OFFICE FURNISHINGS — 0.09%
Herman Miller Inc.	132,726	2,842,991

		2,842,991
OIL & GAS — 3.52%
Cimarex Energy Co.	192,509	11,113,544
Forest Oil Corp.[a,b]	305,488	2,043,715
HollyFrontier Corp.	1,046,715	48,724,583
Northern Oil and Gas Inc.[a,b]	308,106	5,182,343
Patterson-UTI Energy Inc.	395,905	7,375,710
Plains Exploration & Production Co.[a]	393,940	18,491,544
Quicksilver Resources Inc.[a,b]	289,610	828,285
Rosetta Resources Inc.[a,b]	157,849	7,160,031
SM Energy Co.	198,277	10,352,042

		111,271,797
OIL & GAS SERVICES — 1.58%
CARBO Ceramics Inc.[b]	48,959	3,835,448
Dresser-Rand Group Inc.[a]	176,205	9,892,149
Dril-Quip Inc.[a]	94,276	6,886,862
Oceaneering International Inc.	323,513	17,401,764
Oil States International Inc.[a]	164,689	11,781,851

		49,798,074
PACKAGING & CONTAINERS — 0.78%
Packaging Corp. of America	508,186	19,549,915
Silgan Holdings Inc.	122,350	5,088,537

		24,638,452
PHARMACEUTICALS — 0.26%
Endo Health Solutions Inc.[a]	313,091	8,224,901

		8,224,901
REAL ESTATE — 0.61%
Jones Lang LaSalle Inc.	227,940	19,133,284

		19,133,284

423

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 7.49%
American Campus Communities Inc.	259,784	$11,983,836
BRE Properties Inc. Class A	163,143	8,292,559
Camden Property Trust	217,459	14,832,878
Corporate Office Properties Trust	171,000	4,271,580
Duke Realty Corp.	642,442	8,910,671
Equity One Inc.	140,346	2,948,669
Essex Property Trust Inc.[b]	92,566	13,574,804
Federal Realty Investment Trust	190,379	19,803,224
Highwoods Properties Inc.[b]	199,942	6,688,060
Home Properties Inc.	119,445	7,323,173
Macerich Co. (The)	303,643	17,702,387
National Retail Properties Inc.[b]	268,786	8,386,123
Omega Healthcare Investors Inc.[b]	580,480	13,844,448
Potlatch Corp.	118,784	4,655,145
Rayonier Inc.[b]	388,419	20,131,757
Realty Income Corp.[b]	393,235	15,811,979
Regency Centers Corp.	262,345	12,361,696
Senior Housing Properties Trust	457,778	10,821,872
Taubman Centers Inc.	178,366	14,040,971
UDR Inc.	542,247	12,894,634
Weingarten Realty Investors	284,265	7,609,774

		236,890,240
RETAIL — 10.11%
Advance Auto Parts Inc.	197,258	14,271,616
American Eagle Outfitters Inc.	932,697	19,129,615
ANN INC.[a]	251,233	8,501,725
Ascena Retail Group Inc.[a]	653,094	12,075,708
Bob Evans Farms Inc.	145,055	5,831,211
Brinker International Inc.	262,136	8,123,595
Cabela’s Inc.[a]	239,813	10,012,193
Cheesecake Factory Inc. (The)[b]	145,055	4,746,200
Chico’s FAS Inc.	861,820	15,909,197
Copart Inc.[a]	548,253	16,173,464
Dick’s Sporting Goods Inc.	507,601	23,090,769
Foot Locker Inc.	779,533	25,038,600
HSN Inc.	188,559	10,385,830
MSC Industrial Direct Co. Inc. Class A	240,418	18,122,709
Office Depot Inc.[a]	780,390	2,559,679
Panera Bread Co. Class Aa,b	146,177	23,217,293
PVH Corp.	364,871	40,504,330
Signet Jewelers Ltd.	192,745	10,292,583

Security	Shares	Value

Tractor Supply Co.	363,845	$32,149,344
Williams-Sonoma Inc.	446,520	19,544,180

		319,679,841
SAVINGS & LOANS — 0.29%
Washington Federal Inc.	551,324	9,300,836

		9,300,836
SEMICONDUCTORS — 2.42%
Atmel Corp.[a]	2,277,431	14,917,173
Cree Inc.[a,b]	601,693	20,445,528
Cypress Semiconductor Corp.[a]	319,103	3,459,076
Integrated Device Technology Inc.[a]	394,481	2,879,711
Semtech Corp.[a]	342,886	9,926,550
Silicon Laboratories Inc.[a,b]	105,563	4,413,589
Skyworks Solutions Inc.[a]	1,005,542	20,412,503

		76,454,130
SOFTWARE — 3.82%
ACI Worldwide Inc.[a,b]	204,594	8,938,712
Acxiom Corp.[a]	242,471	4,233,544
Advent Software Inc.[a,b]	82,773	1,769,687
ANSYS Inc.[a]	306,385	20,631,966
Broadridge Financial Solutions Inc.	299,327	6,848,602
Concur Technologies Inc.[a,b]	233,880	15,791,577
Fair Isaac Corp.	181,450	7,626,343
MSCI Inc. Class Aa,b	378,918	11,742,669
Parametric Technology Corp.[a]	286,226	6,442,947
SolarWinds Inc.[a,b]	316,300	16,589,935
Solera Holdings Inc.	224,238	11,990,006
VeriFone Systems Inc.[a]	273,573	8,119,647

		120,725,635
TELECOMMUNICATIONS — 1.87%
Ciena Corp.[a,b]	520,405	8,170,358
InterDigital Inc.[b]	211,981	8,712,419
NeuStar Inc. Class Aa	341,949	14,337,922
Plantronics Inc.	133,536	4,923,472
RF Micro Devices Inc.[a]	649,277	2,908,761
tw telecom inc.[a,b]	783,202	19,948,155

		59,001,087
TEXTILES — 0.55%
Mohawk Industries Inc.[a]	192,189	17,387,339

		17,387,339

424

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

TRANSPORTATION — 2.69%
Genesee & Wyoming Inc. Class Aa,b	137,530	$10,463,282
J.B. Hunt Transport Services Inc.	470,706	28,105,855
Kansas City Southern Industries Inc.	346,772	28,948,527
Kirby Corp.[a,b]	159,107	9,847,132
Landstar System Inc.	146,800	7,701,128

		85,065,924
WATER — 0.32%
Aqua America Inc.	392,339	9,973,257

		9,973,257

Total COMMON STOCKS
(Cost: $2,831,481,813)		3,159,652,317

SHORT-TERM INVESTMENTS — 10.99%

MONEY MARKET FUNDS — 10.99%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.25%[c,d,e]	319,444,076	319,444,076
BlackRock Cash Funds: Prime,
SL Agency Shares
0.22%[c,d,e]	22,772,154	22,772,154
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.08%[c,d]	5,249,082	5,249,082

		347,465,312

TOTAL SHORT-TERM INVESTMENTS
(Cost: $347,465,312)		347,465,312

TOTAL INVESTMENTS IN SECURITIES — 110.96%
(Cost: $3,178,947,125)		3,507,117,629
Other Assets, Less Liabilities — (10.96)%		(346,455,072)

NET ASSETS — 100.00%		$3,160,662,557

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

425

Schedule of Investments  (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.28%
Alliant Techsystems Inc.	127,179	$7,880,011
Esterline Technologies Corp.[a]	120,139	7,642,042
Exelis Inc.	730,363	8,231,191
Triumph Group Inc.	77,928	5,088,698

		28,841,942
AGRICULTURE — 0.20%
Universal Corp.	91,593	4,571,407

		4,571,407
AIRLINES — 0.22%
JetBlue Airways Corp.[a,b]	888,249	5,071,902

		5,071,902
APPAREL — 0.25%
Deckers Outdoor Corp.[a,b]	137,383	5,532,413

		5,532,413
AUTO MANUFACTURERS — 0.47%
Oshkosh Corp.[a]	355,621	10,544,163

		10,544,163
BANKS — 5.12%
Associated Banc-Corp	668,342	8,768,647
BancorpSouth Inc.	324,742	4,721,749
Bank of Hawaii Corp.	175,004	7,708,926
Commerce Bancshares Inc.	303,361	10,635,837
Cullen/Frost Bankers Inc.	239,306	12,987,137
East West Bancorp Inc.	546,319	11,740,395
FirstMerit Corp.	427,840	6,071,049
Fulton Financial Corp.	341,839	3,285,073
Hancock Holding Co.	330,092	10,477,120
International Bancshares Corp.	211,134	3,810,969
Prosperity Bancshares Inc.	171,363	7,197,246
TCF Financial Corp.	636,625	7,734,994
Trustmark Corp.	252,849	5,678,988
Valley National Bancorp[b]	770,472	7,165,389
Webster Financial Corp.	140,989	2,897,324
Westamerica Bancorp	106,840	4,550,316

		115,431,159
BEVERAGES — 0.31%
Green Mountain Coffee Roasters Inc.[a,b]	168,018	6,949,224

		6,949,224

Security	Shares	Value

BIOTECHNOLOGY — 0.37%
Bio-Rad Laboratories Inc. Class Aa	78,412	$8,237,181

		8,237,181
BUILDING MATERIALS — 0.38%
Martin Marietta Materials Inc.	91,158	8,594,376

		8,594,376
CHEMICALS — 2.88%
Albemarle Corp.	139,008	8,635,177
Ashland Inc.	137,189	11,031,367
Cabot Corp.	232,297	9,243,098
Cytec Industries Inc.	69,461	4,781,001
Intrepid Potash Inc.	208,345	4,435,665
Minerals Technologies Inc.	137,861	5,503,411
Olin Corp.	312,622	6,749,509
RPM International Inc.	262,928	7,719,566
Sensient Technologies Corp.	193,757	6,889,999

		64,988,793
COAL — 0.64%
Alpha Natural Resources Inc.[a,b]	859,363	8,370,196
Arch Coal Inc.	828,307	6,063,207

		14,433,403
COMMERCIAL SERVICES — 5.13%
Aaron’s Inc.	273,744	7,741,480
Brink’s Co. (The)	186,523	5,321,501
Convergys Corp.	425,660	6,985,081
Corporate Executive Board Co. (The)	54,740	2,597,960
Deluxe Corp.	112,979	3,642,443
DeVry Inc.	222,481	5,279,474
FTI Consulting Inc.[a,b]	161,576	5,332,008
Global Payments Inc.	147,512	6,682,294
Lender Processing Services Inc.	164,539	4,050,950
Manpower Inc.	305,468	12,964,062
Matthews International Corp. Class A	107,571	3,453,029
Monster Worldwide Inc.[a,b]	453,695	2,549,766
R.R. Donnelley & Sons Co.[b]	703,345	6,330,105
Rent-A-Center Inc.	229,314	7,879,229
Rollins Inc.	114,845	2,531,184
SEI Investments Co.	220,191	5,139,258
Sotheby’s	89,745	3,017,227
Strayer Education Inc.	46,495	2,611,624
Towers Watson & Co. Class A	222,486	12,505,938
United Rentals Inc.[a,b]	111,863	5,092,004

426

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Valassis Communications Inc.[b]	152,104	$3,921,241

		115,627,858
COMPUTERS — 2.06%
Diebold Inc.	246,432	7,543,284
DST Systems Inc.	119,564	7,245,578
Jack Henry & Associates Inc.	124,081	4,871,420
Lexmark International Inc. Class A	252,020	5,844,344
MICROS Systems Inc.[a]	162,550	6,898,622
NCR Corp.[a]	211,261	5,382,930
Synopsys Inc.[a]	272,882	8,688,563

		46,474,741
DISTRIBUTION & WHOLESALE — 1.60%
Arrow Electronics Inc.[a]	412,568	15,710,589
Ingram Micro Inc. Class Aa	584,598	9,891,398
Owens & Minor Inc.[b]	247,207	7,047,872
Watsco Inc.	45,177	3,383,757

		36,033,616
DIVERSIFIED FINANCIAL SERVICES — 1.20%
CBOE Holdings Inc.	135,346	3,987,293
Federated Investors Inc. Class B	364,247	7,368,717
Greenhill & Co. Inc.	46,110	2,397,259
Janus Capital Group Inc.	730,447	6,223,408
Raymond James Financial Inc.	181,994	7,012,229

		26,988,906
ELECTRIC — 6.76%
Alliant Energy Corp.	432,137	18,975,136
Black Hills Corp.	172,129	6,255,168
Cleco Corp.	236,430	9,459,564
Great Plains Energy Inc.	596,429	12,113,473
Hawaiian Electric Industries Inc.	379,606	9,543,295
IDACORP Inc.	195,278	8,465,301
MDU Resources Group Inc.	735,222	15,616,115
National Fuel Gas Co.	324,625	16,455,241
NV Energy Inc.	916,602	16,627,160
OGE Energy Corp.	384,463	21,649,112
PNM Resources Inc.	149,067	3,057,364
Westar Energy Inc.	492,382	14,091,973

		152,308,902
ELECTRICAL COMPONENTS & EQUIPMENT — 1.63%
Acuity Brands Inc.	62,790	4,252,767
Energizer Holdings Inc.	241,049	19,279,099
General Cable Corp.[a,b]	194,249	5,907,112

Security	Shares	Value

Hubbell Inc. Class B	87,270	$7,385,660

		36,824,638
ELECTRONICS — 1.66%
Avnet Inc.[a]	534,324	16,355,658
Tech Data Corp.[a]	147,274	6,705,385
Vishay Intertechnology Inc.[a,b]	514,682	5,471,070
Woodward Inc.	234,435	8,939,006

		37,471,119
ENGINEERING & CONSTRUCTION — 1.94%
AECOM Technology Corp.[a]	421,186	10,024,227
Granite Construction Inc.	139,161	4,678,593
KBR Inc.	574,511	17,189,369
URS Corp.	299,201	11,746,631

		43,638,820
ENTERTAINMENT — 0.41%
DreamWorks Animation SKG Inc. Class Aa,b	280,189	4,642,732
International Speedway Corp. Class A	98,946	2,732,888
Scientific Games Corp. Class Aa,b	204,848	1,776,032

		9,151,652
ENVIRONMENTAL CONTROL — 0.48%
Mine Safety Appliances Co.	66,177	2,826,420
Waste Connections Inc.	234,238	7,914,902

		10,741,322
FOOD — 2.58%
Flowers Foods Inc.	228,342	5,313,518
Harris Teeter Supermarkets Inc.	192,244	7,412,928
Hillshire Brands Co.	475,988	13,394,302
Lancaster Colony Corp.	40,209	2,782,061
Post Holdings Inc.[a,b]	127,495	4,366,704
Ralcorp Holdings Inc.[a]	79,232	7,103,149
Smithfield Foods Inc.[a]	486,005	10,483,128
SUPERVALU Inc.[b]	457,306	1,129,546
Tootsie Roll Industries Inc.[b]	39,039	1,011,891
United Natural Foods Inc.[a]	96,003	5,144,801

		58,142,028
FOREST PRODUCTS & PAPER — 0.51%
Domtar Corp.	137,300	11,467,296

		11,467,296
GAS — 2.55%
Atmos Energy Corp.	351,348	12,339,342

427

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Questar Corp.	681,690	$13,470,194
UGI Corp.	438,819	14,353,770
Vectren Corp.	319,771	9,401,267
WGL Holdings Inc.	200,945	7,875,035

		57,439,608
HAND & MACHINE TOOLS — 0.81%
Kennametal Inc.	310,042	12,401,680
Regal Beloit Corp.	81,632	5,752,607

		18,154,287
HEALTH CARE — PRODUCTS — 2.36%
Henry Schein Inc.[a]	140,467	11,301,975
Hill-Rom Holdings Inc.	236,915	6,752,077
Hologic Inc.[a,b]	488,162	9,777,885
Masimo Corp.	88,986	1,869,596
Steris Corp.	227,654	7,906,423
TECHNE Corp.	63,409	4,333,371
Teleflex Inc.	159,363	11,364,176

		53,305,503
HEALTH CARE — SERVICES — 3.21%
Community Health Systems Inc.	355,066	10,914,729
Covance Inc.[a,b]	85,292	4,927,319
Health Management Associates Inc. Class Aa,b	998,135	9,302,618
Health Net Inc.[a]	316,757	7,697,195
LifePoint Hospitals Inc.[a]	192,387	7,262,610
MEDNAX Inc.[a,b]	93,112	7,404,266
Universal Health Services Inc. Class B	344,414	16,652,417
WellCare Health Plans Inc.[a]	168,196	8,189,463

		72,350,617
HOLDING COMPANIES — DIVERSIFIED — 0.29%
Apollo Investment Corp.	791,314	6,615,385

		6,615,385
HOME BUILDERS — 0.28%
NVR Inc.[a]	6,786	6,243,120

		6,243,120
HOME FURNISHINGS — 0.13%
Tempur-Pedic International Inc.[a]	95,555	3,009,027

		3,009,027
HOUSEHOLD PRODUCTS & WARES — 1.10%
Church & Dwight Co. Inc.	233,922	12,531,202
Scotts Miracle-Gro Co. (The) Class A	150,602	6,634,018

Security	Shares	Value

Tupperware Brands Corp.	86,171	$5,523,561

		24,688,781
INSURANCE — 7.32%
Alleghany Corp.[a]	31,666	10,621,410
American Financial Group Inc.	295,111	11,662,787
Arthur J. Gallagher & Co.	232,454	8,054,531
Aspen Insurance Holdings Ltd.	276,386	8,866,463
Brown & Brown Inc.	206,109	5,247,535
Everest Re Group Ltd.	201,335	22,136,783
Fidelity National Financial Inc. Class A	371,827	8,756,526
Hanover Insurance Group Inc. (The)	173,851	6,734,988
HCC Insurance Holdings Inc.	394,414	14,676,145
Kemper Corp.	211,717	6,245,651
Mercury General Corp.	132,358	5,253,289
Old Republic International Corp.	939,482	10,005,483
Protective Life Corp.	308,120	8,806,070
Reinsurance Group of America Inc.	287,553	15,389,837
StanCorp Financial Group Inc.	172,587	6,328,765
W.R. Berkley Corp.	428,333	16,165,287

		164,951,550
INTERNET — 0.24%
AOL Inc.[a,b]	184,523	5,463,726

		5,463,726
IRON & STEEL — 1.75%
Carpenter Technology Corp.	51,539	2,660,959
Commercial Metals Co.	453,775	6,743,096
Reliance Steel & Aluminum Co.	294,187	18,269,013
Steel Dynamics Inc.	853,614	11,720,120

		39,393,188
LEISURE TIME — 0.34%
Life Time Fitness Inc.[a]	82,869	4,077,983
WMS Industries Inc.[a,b]	211,647	3,703,823

		7,781,806
MACHINERY — 1.77%
AGCO Corp.[a]	377,673	18,551,298
Gardner Denver Inc.	191,179	13,095,761
IDEX Corp.	105,863	4,925,805
Zebra Technologies Corp. Class Aa	83,438	3,277,445

		39,850,309
MANUFACTURING — 3.35%
AptarGroup Inc.	258,589	12,339,867
Carlisle Companies Inc.	102,620	6,029,951

428

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

CLARCOR Inc.	109,335	$5,224,026
Crane Co.	186,168	8,615,855
Donaldson Co. Inc.	205,007	6,732,430
Harsco Corp.	314,192	7,383,512
ITT Corp.	187,823	4,406,328
SPX Corp.	197,810	13,876,371
Trinity Industries Inc.	307,325	11,008,382

		75,616,722
MEDIA — 1.11%
FactSet Research Systems Inc.	68,218	6,007,277
John Wiley & Sons Inc. Class A	182,666	7,111,187
Meredith Corp.[b]	140,844	4,852,076
New York Times Co. (The) Class Aa,b	472,139	4,027,346
Scholastic Corp.	101,864	3,011,100

		25,008,986
MINING — 0.24%
Compass Minerals International Inc.	72,243	5,397,274

		5,397,274
OFFICE FURNISHINGS — 0.36%
Herman Miller Inc.	127,441	2,729,786
HNI Corp.	176,312	5,299,939

		8,029,725
OIL & GAS — 3.18%
Atwood Oceanics Inc.[a]	221,744	10,153,658
Bill Barrett Corp.[a,b]	187,920	3,343,097
Cimarex Energy Co.	192,057	11,087,451
Energen Corp.	280,903	12,665,916
Forest Oil Corp.[a]	230,647	1,543,028
Patterson-UTI Energy Inc.	285,327	5,315,642
Plains Exploration & Production Co.[a]	205,736	9,657,248
Quicksilver Resources Inc.[a,b]	246,379	704,644
Rosetta Resources Inc.[a]	86,076	3,904,407
SM Energy Co.	108,126	5,645,258
Unit Corp.[a,b]	168,473	7,589,709

		71,610,058
OIL & GAS SERVICES — 2.39%
CARBO Ceramics Inc.[b]	39,889	3,124,904
Dresser-Rand Group Inc.[a]	162,034	9,096,589
Dril-Quip Inc.[a]	70,894	5,178,807
Helix Energy Solutions Group Inc.[a]	381,408	7,872,261
Oceaneering International Inc.	176,454	9,491,461
Oil States International Inc.[a]	89,828	6,426,295

Security	Shares	Value

Superior Energy Services Inc.[a]	613,987	$12,721,810

		53,912,127
PACKAGING & CONTAINERS — 1.79%
Greif Inc. Class A	118,408	5,269,156
Rock-Tenn Co. Class A	276,854	19,354,863
Silgan Holdings Inc.	99,887	4,154,300
Sonoco Products Co.	392,231	11,661,028

		40,439,347
PHARMACEUTICALS — 1.25%
Endo Health Solutions Inc.[a]	208,928	5,488,539
Omnicare Inc.	430,372	15,536,429
VCA Antech Inc.[a,b]	342,457	7,208,720

		28,233,688
REAL ESTATE — 0.22%
Alexander & Baldwin Inc.[a]	167,311	4,913,924

		4,913,924
REAL ESTATE INVESTMENT TRUSTS — 11.48%
Alexandria Real Estate Equities Inc.[b]	247,974	17,189,558
American Campus Communities Inc.	211,835	9,771,948
BioMed Realty Trust Inc.[b]	600,831	11,614,063
BRE Properties Inc. Class A	176,526	8,972,817
Camden Property Trust	163,751	11,169,456
Corporate Office Properties Trust[b]	185,556	4,635,189
Duke Realty Corp.	588,734	8,165,741
Equity One Inc.[b]	134,754	2,831,181
Essex Property Trust Inc.[b]	72,532	10,636,818
Federal Realty Investment Trust	108,196	11,254,548
Highwoods Properties Inc.[b]	121,489	4,063,807
Home Properties Inc.	109,822	6,733,187
Hospitality Properties Trust	481,374	11,273,779
Liberty Property Trust[b]	460,378	16,467,721
Macerich Co. (The)[b]	303,197	17,676,385
Mack-Cali Realty Corp.[b]	323,401	8,444,000
National Retail Properties Inc.[b]	227,370	7,093,944
Potlatch Corp.	67,505	2,645,521
Rayonier Inc.	187,077	9,696,201
Realty Income Corp.[b]	223,419	8,983,678
Regency Centers Corp.	155,178	7,311,987
Senior Housing Properties Trust	344,162	8,135,990
SL Green Realty Corp.[b]	351,857	26,969,839
Taubman Centers Inc.	97,842	7,702,122
UDR Inc.[b]	565,197	13,440,385

429

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Weingarten Realty Investors[b]	221,899	$5,940,236

		258,820,101
RETAIL — 2.79%
Advance Auto Parts Inc.	137,106	9,919,619
Aeropostale Inc.[a,b]	305,662	3,976,663
Barnes & Noble Inc.[a,b]	146,520	2,210,987
Brinker International Inc.	88,800	2,751,912
Cheesecake Factory Inc. (The)[b]	85,114	2,784,930
Guess? Inc.	238,948	5,863,784
Office Depot Inc.[a,b]	522,763	1,714,663
Regis Corp.	223,048	3,773,972
Saks Inc.[a,b]	393,227	4,132,816
Signet Jewelers Ltd.	170,271	9,092,471
Wendy’s Co. (The)	1,099,568	5,167,970
World Fuel Services Corp.	280,668	11,555,101

		62,944,888
SAVINGS & LOANS — 1.61%
Astoria Financial Corp.	316,649	2,963,835
First Niagara Financial Group Inc.	1,372,923	10,887,279
New York Community Bancorp Inc.	1,709,740	22,397,594

		36,248,708
SEMICONDUCTORS — 1.62%
Cypress Semiconductor Corp.[a]	270,987	2,937,499
Fairchild Semiconductor International Inc.[a]	495,008	7,128,115
Integrated Device Technology Inc.[a,b]	264,241	1,928,959
International Rectifier Corp.[a,b]	270,108	4,789,015
Intersil Corp. Class A	491,680	4,076,027
MEMC Electronic Materials Inc.[a,b]	894,762	2,872,186
QLogic Corp.[a,b]	362,621	3,528,303
Rovi Corp.[a]	403,021	6,218,614
Silicon Laboratories Inc.[a]	70,531	2,948,901

		36,427,619
SHIPBUILDING — 0.37%
Huntington Ingalls Industries Inc.	193,074	8,367,827

		8,367,827
SOFTWARE — 3.17%
Acxiom Corp.[a,b]	107,815	1,882,450
Advent Software Inc.[a,b]	61,273	1,310,017
Allscripts Healthcare Solutions Inc.[a]	668,029	6,292,833
ANSYS Inc.[a]	129,843	8,743,627
Broadridge Financial Solutions Inc.	252,881	5,785,917

Security	Shares	Value

Compuware Corp.[a]	830,241	$9,024,720
Informatica Corp.[a,b]	420,135	12,738,493
ManTech International Corp. Class A	91,649	2,377,375
MSCI Inc. Class Aa	190,277	5,896,684
Parametric Technology Corp.[a]	251,794	5,667,883
Solera Holdings Inc.	99,202	5,304,331
VeriFone Systems Inc.[a]	214,223	6,358,139

		71,382,469
TELECOMMUNICATIONS — 1.28%
ADTRAN Inc.	244,176	4,771,199
Plantronics Inc.	66,363	2,446,804
Polycom Inc.[a]	683,008	7,144,263
RF Micro Devices Inc.[a]	598,704	2,682,194
Telephone & Data Systems Inc.	393,591	8,714,105
Tellabs Inc.	1,349,992	3,077,982

		28,836,547
TEXTILES — 0.33%
Mohawk Industries Inc.[a]	81,252	7,350,868

		7,350,868
TRANSPORTATION — 2.52%
Con-way Inc.	218,357	6,074,692
Genesee & Wyoming Inc. Class Aa,b	66,214	5,037,561
Kansas City Southern Industries Inc.	167,099	13,949,424
Kirby Corp.[a,b]	98,051	6,068,376
Landstar System Inc.	70,239	3,684,738
Matson Inc.	165,029	4,079,517
Tidewater Inc.	193,982	8,667,116
UTi Worldwide Inc.	405,157	5,429,104
Werner Enterprises Inc.	172,380	3,735,475

		56,726,003
TRUCKING & LEASING — 0.35%
GATX Corp.	182,596	7,906,407

		7,906,407
WATER — 0.28%
Aqua America Inc.	251,145	6,384,106

		6,384,106

Total COMMON STOCKS
(Cost: $2,162,933,106)		2,251,871,162

430

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.71%

MONEY MARKET FUNDS — 7.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	157,288,722	$157,288,722
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	11,212,614	11,212,614
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	5,177,461	5,177,461

		173,678,797

TOTAL SHORT-TERM INVESTMENTS
(Cost: $173,678,797)		173,678,797

TOTAL INVESTMENTS IN SECURITIES — 107.63%
(Cost: $2,336,611,903)		2,425,549,959
Other Assets, Less Liabilities — (7.63)%		(171,932,561)

NET ASSETS — 100.00%		$2,253,617,398

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

431

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 100.03%

AEROSPACE & DEFENSE — 0.75%
Cubic Corp.	44,453	$2,132,410
GenCorp Inc.[a]	235,034	2,150,561
Kaman Corp.	62,084	2,284,691
Teledyne Technologies Inc.[a]	83,651	5,443,171

		12,010,833
AIRLINES — 0.43%
Allegiant Travel Co.	93,490	6,863,101

		6,863,101
APPAREL — 1.95%
Crocs Inc.[a]	346,126	4,980,753
Iconix Brand Group Inc.[a,b]	200,814	4,482,169
Oxford Industries Inc.	87,491	4,056,083
Steven Madden Ltd.[a]	250,629	10,594,088
Wolverine World Wide Inc.	168,584	6,908,572

		31,021,665
AUTO PARTS & EQUIPMENT — 0.09%
Superior Industries International Inc.	70,744	1,443,178

		1,443,178
BANKS — 6.50%
Bank of the Ozarks Inc.	180,906	6,054,924
BBCN Bancorp Inc.	478,834	5,540,109
Boston Private Financial Holdings Inc.	484,419	4,364,615
City Holding Co.	34,004	1,185,039
Columbia Banking System Inc.	124,756	2,238,123
CVB Financial Corp.	190,145	1,977,508
F.N.B. Corp.	857,537	9,107,043
First Commonwealth Financial Corp.	629,760	4,294,963
First Financial Bankshares Inc.[b]	100,919	3,936,850
First Midwest Bancorp Inc.	207,292	2,595,296
Glacier Bancorp Inc.	168,316	2,475,928
Home Bancshares Inc.	140,853	4,650,966
Independent Bank Corp. (Massachusetts)	58,300	1,687,785
National Penn Bancshares Inc.	743,164	6,926,288
PacWest Bancorp	197,455	4,892,935
Pinnacle Financial Partners Inc.[a]	200,262	3,772,936
PrivateBancorp Inc.	383,646	5,877,457
Susquehanna Bancshares Inc.	617,743	6,473,947
Texas Capital Bancshares Inc.[a,b]	248,962	11,158,477

Security	Shares	Value

UMB Financial Corp.	85,701	$3,757,132
ViewPoint Financial Group	218,591	4,577,296
Wilshire Bancorp Inc.[a]	382,445	2,244,952
Wintrust Financial Corp.	105,153	3,859,115

		103,649,684
BEVERAGES — 0.43%
Boston Beer Co. Inc. (The) Class Aa,b	51,469	6,920,007

		6,920,007
BIOTECHNOLOGY — 2.15%
Acorda Therapeutics Inc.[a]	246,381	6,125,032
ArQule Inc.[a,b]	361,281	1,007,974
Cambrex Corp.[a]	184,176	2,095,923
Cubist Pharmaceuticals Inc.[a,b]	237,033	9,969,608
Enzo Biochem Inc.[a]	116,250	313,875
Medicines Co. (The)[a]	330,433	7,920,479
Momenta Pharmaceuticals Inc.[a]	279,382	3,291,120
Spectrum Pharmaceuticals Inc.[b]	318,701	3,566,264

		34,290,275
BUILDING MATERIALS — 2.72%
AAON Inc.	54,351	1,134,305
Apogee Enterprises Inc.	94,482	2,264,734
Drew Industries Inc.	115,477	3,724,133
Eagle Materials Inc.	285,130	16,680,105
Headwaters Inc.[a,b]	436,248	3,734,283
NCI Building Systems Inc.[a]	62,421	867,652
Quanex Building Products Corp.	226,584	4,624,579
Simpson Manufacturing Co. Inc.	115,776	3,796,295
Texas Industries Inc.[a,b]	127,265	6,491,788

		43,317,874
CHEMICALS — 2.19%
American Vanguard Corp.	146,358	4,547,343
Balchem Corp.	91,988	3,348,363
H.B. Fuller Co.	306,003	10,655,024
Hawkins Inc.	23,956	925,660
PolyOne Corp.	546,380	11,157,080
Quaker Chemical Corp.	80,285	4,324,150

		34,957,620
COAL — 0.42%
SunCoke Energy Inc.[a]	429,242	6,691,883

		6,691,883

432

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

COMMERCIAL SERVICES — 5.53%
American Public Education Inc.[a,b]	110,857	$4,003,046
AMN Healthcare Services Inc.[a]	157,262	1,816,376
Arbitron Inc.	80,270	3,747,004
Cardtronics Inc.[a]	147,378	3,498,754
Chemed Corp.	72,123	4,946,916
CorVel Corp.[a,b]	18,844	844,776
ExlService Holdings Inc.[a,b]	159,787	4,234,355
Forrester Research Inc.	37,806	1,013,201
GEO Group Inc. (The)	377,810	10,654,242
Healthcare Services Group Inc.	415,494	9,651,926
Heartland Payment Systems Inc.	142,710	4,209,945
Landauer Inc.	58,045	3,552,934
MAXIMUS Inc.	209,089	13,218,607
Medifast Inc.[a,b]	84,082	2,218,924
Monro Muffler Brake Inc.	75,958	2,656,251
On Assignment Inc.[a,b]	267,474	5,424,373
PAREXEL International Corp.[a]	360,825	10,676,812
Resources Connection Inc.	149,451	1,784,445

		88,152,887
COMPUTERS — 3.33%
3D Systems Corp.[a,b]	300,871	16,051,468
Agilysys Inc.[a]	37,215	311,490
Electronics For Imaging Inc.[a]	285,702	5,425,481
iGATE Corp.[a]	187,522	2,957,222
j2 Global Inc.	150,671	4,607,519
LivePerson Inc.[a]	308,573	4,054,649
Manhattan Associates Inc.[a,b]	122,003	7,361,661
MTS Systems Corp.	64,570	3,288,550
NetScout Systems Inc.[a]	220,567	5,732,536
Synaptics Inc.[a,b]	73,028	2,188,649
Virtusa Corp.[a]	68,939	1,132,668

		53,111,893
COSMETICS & PERSONAL CARE — 0.12%
Inter Parfums Inc.	100,019	1,946,370

		1,946,370
DISTRIBUTION & WHOLESALE — 1.27%
MWI Veterinary Supply Inc.[a,b]	73,775	8,115,250
Pool Corp.	286,472	12,123,495

		20,238,745
DIVERSIFIED FINANCIAL SERVICES — 2.36%
Encore Capital Group Inc.[a]	142,706	4,369,658
Financial Engines Inc.[a,b]	133,925	3,716,419

Security	Shares	Value

Higher One Holdings Inc.[a,b]	75,059	$791,122
MarketAxess Holdings Inc.	228,783	8,076,040
Piper Jaffray Companies Inc.[a]	60,256	1,936,025
Portfolio Recovery Associates Inc.[a,b]	103,555	11,065,887
Virtus Investment Partners Inc.[a,b]	35,591	4,304,375
World Acceptance Corp.[a,b]	44,448	3,314,043

		37,573,569
ELECTRIC — 0.16%
CH Energy Group Inc.	39,524	2,577,755

		2,577,755
ELECTRICAL COMPONENTS & EQUIPMENT — 1.66%
Advanced Energy Industries Inc.[a]	216,614	2,991,439
Belden Inc.	149,014	6,704,140
Encore Wire Corp.	64,250	1,947,418
EnerSys Inc.[a]	172,522	6,492,003
Littelfuse Inc.	133,938	8,265,314

		26,400,314
ELECTRONICS — 4.64%
American Science and Engineering Inc.	19,022	1,240,425
Analogic Corp.	75,052	5,576,364
Badger Meter Inc.	87,811	4,163,119
Brady Corp. Class A	113,018	3,774,801
Coherent Inc.	89,611	4,536,109
Cymer Inc.[a,b]	190,905	17,263,539
Daktronics Inc.	88,602	980,824
Electro Scientific Industries Inc.	74,788	744,141
ESCO Technologies Inc.	77,055	2,882,627
FARO Technologies Inc.[a,b]	58,544	2,088,850
FEI Co.[b]	233,742	12,963,331
II-VI Inc.[a]	210,870	3,852,595
Measurement Specialties Inc.[a]	94,267	3,239,014
OSI Systems Inc.[a,b]	73,742	4,722,438
Rofin-Sinar Technologies Inc.[a,b]	74,570	1,616,678
Rogers Corp.[a]	63,181	3,137,568
TTM Technologies Inc.[a]	128,120	1,178,704

		73,961,127
ENGINEERING & CONSTRUCTION — 0.31%
Aegion Corp.[a]	111,286	2,469,436
Exponent Inc.[a]	45,554	2,543,280

		5,012,716
ENTERTAINMENT — 0.73%
Marriott Vacations Worldwide Corp.[a]	96,734	4,030,906

433

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Multimedia Games Holding Co. Inc.[a,b]	174,271	$2,563,526
SHFL Entertainment Inc.[a]	343,366	4,978,807

		11,573,239
ENVIRONMENTAL CONTROL — 0.85%
Calgon Carbon Corp.[a,b]	140,571	1,993,297
Darling International Inc.[a]	722,365	11,586,734

		13,580,031
FOOD — 1.67%
B&G Foods Inc. Class A	199,939	5,660,273
Cal-Maine Foods Inc.	47,908	1,926,860
Calavo Growers Inc.	34,106	859,812
Hain Celestial Group Inc.[a,b]	275,018	14,911,476
J&J Snack Foods Corp.	50,032	3,199,046

		26,557,467
FOREST PRODUCTS & PAPER — 0.58%
Deltic Timber Corp.	66,815	4,718,476
Neenah Paper Inc.	56,192	1,599,786
Schweitzer-Mauduit International Inc.	76,274	2,976,974

		9,295,236
HAND & MACHINE TOOLS — 0.46%
Franklin Electric Co. Inc.	118,265	7,352,535

		7,352,535
HEALTH CARE — PRODUCTS — 4.38%
Abaxis Inc.	126,610	4,697,231
ABIOMED Inc.[a,b]	140,384	1,889,569
Cantel Medical Corp.	131,928	3,922,219
CryoLife Inc.	57,963	361,109
Cyberonics Inc.[a]	146,246	7,682,302
Greatbatch Inc.[a]	145,612	3,384,023
Haemonetics Corp.[a,b]	316,363	12,920,265
Hanger Inc.[a]	210,132	5,749,212
ICU Medical Inc.[a,b]	78,761	4,798,908
Integra LifeSciences Holdings Corp.[a]	61,115	2,381,652
Luminex Corp.[a]	232,076	3,889,594
Meridian Bioscience Inc.	137,024	2,774,736
Merit Medical Systems Inc.[a]	91,406	1,270,543
Natus Medical Inc.[a]	115,268	1,288,696
Palomar Medical Technologies Inc.[a]	45,729	421,164
PSS World Medical Inc.[a]	138,917	4,011,923
SurModics Inc.[a]	41,592	929,997
West Pharmaceutical Services Inc.	136,070	7,449,833

		69,822,976

Security	Shares	Value

HEALTH CARE — SERVICES — 0.97%
Air Methods Corp.	213,783	$7,886,455
Bio-Reference Laboratories Inc.[a,b]	149,580	4,291,450
Healthways Inc.[a]	118,147	1,264,173
IPC The Hospitalist Co. Inc.[a,b]	50,361	1,999,835

		15,441,913
HOLDING COMPANIES — DIVERSIFIED — 0.44%
Prospect Capital Corp.	637,305	6,927,505

		6,927,505
HOME BUILDERS — 1.69%
M/I Homes Inc.[a]	131,728	3,490,792
Meritage Homes Corp.[a]	189,958	7,094,931
Ryland Group Inc. (The)	276,972	10,109,478
Standard-Pacific Corp.[a]	447,051	3,285,825
Winnebago Industries Inc.[a]	174,325	2,986,187

		26,967,213
HOME FURNISHINGS — 1.04%
DTS Inc.[a]	43,313	723,327
Ethan Allen Interiors Inc.	159,326	4,096,272
La-Z-Boy Inc.	190,423	2,694,485
Select Comfort Corp.[a,b]	343,769	8,996,435

		16,510,519
HOUSEHOLD PRODUCTS & WARES — 0.75%
Helen of Troy Ltd.[a]	99,600	3,325,644
Prestige Brands Holdings Inc.[a]	309,870	6,206,696
WD-40 Co.	50,901	2,397,946

		11,930,286
HOUSEWARES — 0.97%
Toro Co. (The)	360,259	15,483,932

		15,483,932
INSURANCE — 0.21%
eHealth Inc.[a]	124,447	3,419,804

		3,419,804
INTERNET — 3.70%
Blucora Inc.[a]	250,174	3,930,234
Blue Nile Inc.[a,b]	45,469	1,750,556
comScore Inc.[a]	94,337	1,299,964
Dealertrack Technologies Inc.[a,b]	262,022	7,525,272
Dice Holdings Inc.[a,b]	308,212	2,829,386
HealthStream Inc.[a,b]	121,009	2,941,729
Liquidity Services Inc.[a,b]	150,528	6,150,574

434

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

NIC Inc.	360,832	$5,895,995
OpenTable Inc.[a,b]	139,405	6,802,964
PCTEL Inc.	47,845	344,484
Perficient Inc.[a]	204,043	2,403,627
Sourcefire Inc.[a,b]	184,579	8,715,820
Stamps.com Inc.[a,b]	86,450	2,178,540
Vasco Data Security International Inc.[a]	176,171	1,437,555
Websense Inc.[a]	224,022	3,369,291
XO Group Inc.[a]	150,157	1,396,460

		58,972,451
IRON & STEEL — 0.10%
AK Steel Holding Corp.	332,139	1,527,839

		1,527,839
LEISURE TIME — 1.54%
Arctic Cat Inc.[a]	81,528	2,722,220
Brunswick Corp.	549,103	15,973,406
Callaway Golf Co.	182,133	1,183,864
Interval Leisure Group Inc.	237,240	4,600,084

		24,479,574
MACHINERY — 2.36%
Applied Industrial Technologies Inc.	126,264	5,304,351
Cascade Corp.	24,499	1,575,286
Cognex Corp.	245,089	9,024,177
Intermec Inc.[a]	187,124	1,845,043
iRobot Corp.[a,b]	160,163	3,001,454
Lindsay Corp.	78,060	6,254,167
Robbins & Myers Inc.	143,660	8,540,587
Tennant Co.	46,945	2,063,233

		37,608,298
MANUFACTURING — 3.10%
A.O. Smith Corp.	118,957	7,502,618
Actuant Corp. Class A	304,014	8,485,031
AZZ Inc.	155,310	5,968,563
EnPro Industries Inc.[a]	67,549	2,762,754
Hillenbrand Inc.	172,877	3,908,749
Koppers Holdings Inc.	49,469	1,887,242
LSB Industries Inc.[a]	44,162	1,564,218
Lydall Inc.[a]	103,784	1,488,263
Movado Group Inc.	108,956	3,342,770
Myers Industries Inc.	91,056	1,379,499
Standex International Corp.	78,135	4,007,544

Security	Shares	Value

Sturm, Ruger & Co. Inc.[b]	117,565	$5,337,451
Tredegar Corp.	89,764	1,832,981

		49,467,683
MEDIA — 0.05%
Digital Generation Inc.[a]	77,650	843,279

		843,279
METAL FABRICATE & HARDWARE — 0.45%
Kaydon Corp.	71,312	1,706,496
Mueller Industries Inc.	108,600	5,433,258

		7,139,754
MINING — 0.79%
AMCOL International Corp.	56,062	1,719,982
Globe Specialty Metals Inc.	391,424	5,382,080
Stillwater Mining Co.[a]	430,040	5,495,911

		12,597,973
OFFICE FURNISHINGS — 0.22%
Interface Inc.	222,038	3,570,371

		3,570,371
OIL & GAS — 1.52%
Approach Resources Inc.[a]	109,978	2,750,550
Carrizo Oil & Gas Inc.[a,b]	123,326	2,579,980
Comstock Resources Inc.[a]	109,442	1,655,857
Gulfport Energy Corp.[a,b]	364,100	13,915,902
PDC Energy Inc.[a,b]	70,754	2,349,740
PetroQuest Energy Inc.[a]	189,390	937,481

		24,189,510
OIL & GAS SERVICES — 1.22%
Exterran Holdings Inc.[a]	187,257	4,104,673
Geospace Technologies Corp.[a,b]	78,223	6,951,678
ION Geophysical Corp.[a,b]	333,288	2,169,705
Lufkin Industries Inc.	107,088	6,225,026

		19,451,082
PHARMACEUTICALS — 3.46%
Akorn Inc.[a,b]	415,749	5,554,407
Align Technology Inc.[a,b]	439,291	12,190,325
Neogen Corp.[a,b]	136,970	6,207,480
Questcor Pharmaceuticals Inc.[b]	358,537	9,580,109
Salix Pharmaceuticals Ltd.[a]	306,782	12,418,535
ViroPharma Inc.[a,b]	404,297	9,201,800

		55,152,656

435

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

REAL ESTATE — 0.19%
HFF Inc. Class A	200,630	$2,989,387

		2,989,387
REAL ESTATE INVESTMENT TRUSTS — 8.72%
Acadia Realty Trust	177,096	4,441,568
Cedar Realty Trust Inc.	146,929	775,785
Colonial Properties Trust	203,324	4,345,034
Cousins Properties Inc.	290,136	2,422,636
EastGroup Properties Inc.[b]	99,885	5,374,812
Extra Space Storage Inc.	628,159	22,858,706
Getty Realty Corp.	68,544	1,237,905
Government Properties Income Trust[b]	100,938	2,419,484
Healthcare Realty Trust Inc.[b]	288,988	6,938,602
Inland Real Estate Corp.[b]	235,004	1,969,333
Kilroy Realty Corp.	215,023	10,185,639
Lexington Realty Trust[b]	391,586	4,092,074
LTC Properties Inc.	91,785	3,229,914
Medical Properties Trust Inc.	382,686	4,576,924
Mid-America Apartment Communities Inc.[b]	127,092	8,229,207
Parkway Properties Inc.	83,556	1,168,948
Pennsylvania Real Estate Investment Trust	193,992	3,422,019
Post Properties Inc.[b]	333,733	16,669,963
PS Business Parks Inc.	60,639	3,940,322
Sabra Healthcare REIT Inc.	226,329	4,915,866
Saul Centers Inc.[b]	47,083	2,014,682
Sovran Self Storage Inc.	117,626	7,304,575
Tanger Factory Outlet Centers Inc.	322,572	11,031,962
Universal Health Realty Income Trust	77,495	3,922,022
Urstadt Biddle Properties Inc. Class A	74,420	1,464,586

		138,952,568
RETAIL — 6.29%
BJ’s Restaurants Inc.[a,b]	71,289	2,345,408
Brown Shoe Co. Inc.	118,054	2,168,652
Buckle Inc. (The)[b]	104,111	4,647,515
Buffalo Wild Wings Inc.[a,b]	114,096	8,308,471
Christopher & Banks Corp.[a]	126,514	689,501
Coinstar Inc.[a,b]	185,125	9,628,351
Coldwater Creek Inc.[a]	68,211	328,095
DineEquity Inc.[a,b]	39,042	2,615,814
Fifth & Pacific Companies Inc.[a]	326,272	4,062,087
First Cash Financial Services Inc.[a]	161,644	8,020,775

Security	Shares	Value

Haverty Furniture Companies Inc.	51,604	$841,661
Hibbett Sports Inc.[a,b]	158,367	8,345,941
Hot Topic Inc.	98,215	947,775
Jack in the Box Inc.[a]	100,292	2,868,351
Lithia Motors Inc. Class A	65,812	2,462,685
Lumber Liquidators Holdings Inc.[a]	166,502	8,796,301
Papa John’s International Inc.[a]	106,285	5,839,298
PetMed Express Inc.	53,774	596,891
rue21 Inc.[a,b]	96,548	2,740,998
Ruth’s Hospitality Group Inc.[a]	217,000	1,577,590
Sonic Corp.[a]	174,986	1,821,604
Stage Stores Inc.	121,646	3,014,388
Texas Roadhouse Inc.	194,402	3,265,954
Tuesday Morning Corp.[a]	259,596	1,622,475
Vitamin Shoppe Inc.[a,b]	185,039	10,613,837
Zale Corp.[a]	76,857	315,882
Zumiez Inc.[a]	87,864	1,705,440

		100,191,740
SAVINGS & LOANS — 0.46%
Brookline Bancorp Inc.	263,316	2,238,186
Dime Community Bancshares Inc.	98,663	1,370,429
Oritani Financial Corp.	239,092	3,662,890

		7,271,505
SEMICONDUCTORS — 5.36%
ATMI Inc.[a]	98,737	2,061,629
Cabot Microelectronics Corp.	71,332	2,532,999
CEVA Inc.[a]	54,456	857,682
Cirrus Logic Inc.[a,b]	401,691	11,636,988
Diodes Inc.[a]	132,527	2,299,344
Entropic Communications Inc.[a,b]	543,551	2,875,385
Exar Corp.[a]	281,999	2,509,791
Hittite Microwave Corp.[a]	166,256	10,324,498
Kopin Corp.[a]	140,594	468,178
Kulicke and Soffa Industries Inc.[a]	460,491	5,521,287
Micrel Inc.	136,715	1,298,793
Microsemi Corp.[a]	554,033	11,656,854
MKS Instruments Inc.	158,194	4,078,241
Monolithic Power Systems Inc.	193,787	4,317,574
Nanometrics Inc.[a,b]	131,437	1,895,322
Power Integrations Inc.	88,981	2,990,651
Rudolph Technologies Inc.[a]	199,066	2,677,438

436

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2012

Security	Shares	Value

Sigma Designs Inc.[a]	77,667	$399,985
Ultratech Inc.[a]	165,787	6,183,855
Veeco Instruments Inc.[a,b]	240,225	7,091,442
Volterra Semiconductor Corp.[a]	100,430	1,724,383

		85,402,319
SOFTWARE — 4.00%
Blackbaud Inc.	135,918	3,103,008
Bottomline Technologies Inc.[a]	130,827	3,452,525
CommVault Systems Inc.[a]	259,415	18,083,820
Computer Programs and Systems Inc.	40,400	2,033,736
CSG Systems International Inc.[a]	116,226	2,112,989
Ebix Inc.[b]	96,973	1,558,356
Interactive Intelligence Group Inc.[a,b]	91,365	3,064,382
Medidata Solutions Inc.[a]	136,723	5,358,174
MicroStrategy Inc. Class Aa	29,973	2,798,879
Monotype Imaging Holdings Inc.	136,907	2,187,774
Omnicell Inc.[a]	124,906	1,857,352
Progress Software Corp.[a]	156,952	3,294,422
Quality Systems Inc.	115,137	1,998,778
Synchronoss Technologies Inc.[a,b]	82,013	1,729,654
Take-Two Interactive Software Inc.[a]	295,566	3,254,182
Tyler Technologies Inc.[a]	161,225	7,809,739

		63,697,770
TELECOMMUNICATIONS — 2.69%
ARRIS Group Inc.[a]	695,422	10,389,605
Atlantic Tele-Network Inc.	27,291	1,001,853
Cincinnati Bell Inc.[a]	1,222,949	6,701,760
General Communication Inc. Class Aa	121,205	1,162,356
Ixia[a]	324,121	5,503,575
LogMeIn Inc.[a,b]	48,504	1,086,975
Lumos Networks Corp.	42,561	426,461
NETGEAR Inc.[a,b]	234,779	9,254,988
Oplink Communications Inc.[a]	47,869	745,799
Procera Networks Inc.[a]	120,437	2,234,106
Symmetricom Inc.[a]	137,360	792,567
ViaSat Inc.[a,b]	93,402	3,633,338

		42,933,383
TEXTILES — 0.17%
UniFirst Corp.	35,894	2,631,748

		2,631,748

Security	Shares	Value

TRANSPORTATION — 1.69%
Forward Air Corp.	111,756	$3,912,578
Heartland Express Inc.	131,822	1,722,913
Hub Group Inc. Class Aa	113,292	3,806,611
Knight Transportation Inc.	181,563	2,656,267
Old Dominion Freight Line Inc.[a,b]	433,365	14,855,752

		26,954,121
WATER — 0.20%
American States Water Co.	66,093	3,171,142

		3,171,142

Total COMMON STOCKS
(Cost: $1,361,494,608)		1,594,200,305

SHORT-TERM INVESTMENTS — 16.97%

MONEY MARKET FUNDS — 16.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	252,305,186	252,305,186
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	17,986,036	17,986,036
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	218,310	218,310

		270,509,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $270,509,532)		270,509,532

TOTAL INVESTMENTS IN SECURITIES — 117.00%
(Cost: $1,632,004,140)		1,864,709,837
Other Assets, Less Liabilities — (17.00)%		(270,883,539)

NET ASSETS — 100.00%		$1,593,826,298

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

437

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.91%
ADVERTISING — 0.10%
Harte-Hanks Inc.	324,029	$1,911,771

		1,911,771
AEROSPACE & DEFENSE — 3.29%
AAR Corp.	298,076	5,568,060
AeroVironment Inc.[a]	141,117	3,067,883
Cubic Corp.	65,342	3,134,456
Curtiss-Wright Corp.	348,887	11,453,960
GenCorp Inc.[a,b]	168,632	1,542,983
Kaman Corp.	122,471	4,506,933
Moog Inc. Class Aa	336,621	13,811,560
National Presto Industries Inc.[b]	36,209	2,502,042
Orbital Sciences Corp.[a]	443,923	6,112,820
Teledyne Technologies Inc.[a]	172,149	11,201,735

		62,902,432
AGRICULTURE — 0.41%
Alliance One International Inc.[a,b]	615,994	2,242,218
Andersons Inc. (The)	129,086	5,537,790

		7,780,008
AIRLINES — 0.25%
SkyWest Inc.	382,570	4,766,822

		4,766,822
APPAREL — 1.87%
Crocs Inc.[a]	259,285	3,731,111
Iconix Brand Group Inc.[a,b]	263,643	5,884,512
K-Swiss Inc. Class Aa	182,569	613,432
Maidenform Brands Inc.[a,b]	175,109	3,412,874
Perry Ellis International Inc.	89,938	1,789,766
Quiksilver Inc.[a,b]	929,236	3,949,253
SKECHERS U.S.A. Inc. Class Aa,b	286,357	5,297,605
True Religion Apparel Inc.	179,514	4,563,246
Wolverine World Wide Inc.	159,727	6,545,612

		35,787,411
AUTO PARTS & EQUIPMENT — 0.32%
Spartan Motors Inc.	233,297	1,150,154
Standard Motor Products Inc.	146,588	3,257,185
Superior Industries International Inc.	87,224	1,779,370

		6,186,709

Security	Shares	Value

BANKS — 6.13%
Banner Corp.	130,088	$3,997,604
City Holding Co.	69,599	2,425,525
Columbia Banking System Inc.	146,294	2,624,514
Community Bank System Inc.	294,184	8,048,874
CVB Financial Corp.	427,463	4,445,615
First BanCorp (Puerto Rico)[a,b]	524,069	2,400,236
First Financial Bancorp	434,829	6,357,200
First Financial Bankshares Inc.[b]	100,474	3,919,491
First Midwest Bancorp Inc.	308,940	3,867,929
Glacier Bancorp Inc.	334,185	4,915,861
Hanmi Financial Corp.[a]	234,196	3,182,724
Independent Bank Corp. (Massachusetts)[b]	98,925	2,863,879
NBT Bancorp Inc.	251,854	5,105,081
Old National Bancorp	756,356	8,977,946
S&T Bancorp Inc.	221,958	4,010,781
Simmons First National Corp. Class A	124,356	3,153,668
Sterling Bancorp	231,478	2,108,765
Susquehanna Bancshares Inc.	644,705	6,756,509
Tompkins Financial Corp.	85,260	3,379,706
TrustCo Bank Corp. NY	701,431	3,703,556
UMB Financial Corp.	137,700	6,036,768
Umpqua Holdings Corp.	834,790	9,842,174
United Bankshares Inc.	270,100	6,568,832
United Community Banks Inc.[a,b]	337,800	3,182,076
Wintrust Financial Corp.	144,942	5,319,371

		117,194,685
BIOTECHNOLOGY — 0.59%
Cubist Pharmaceuticals Inc.[a,b]	190,787	8,024,501
Emergent BioSolutions Inc.[a,b]	188,899	3,029,940
Enzo Biochem Inc.[a]	109,911	296,760

		11,351,201
BUILDING MATERIALS — 1.38%
AAON Inc.[b]	73,572	1,535,448
Apogee Enterprises Inc.	98,038	2,349,971
Comfort Systems USA Inc.	278,452	3,385,976
Gibraltar Industries Inc.[a]	214,615	3,416,671
Griffon Corp.	340,489	3,902,004
NCI Building Systems Inc.[a,b]	65,612	912,007
Simpson Manufacturing Co. Inc.	158,717	5,204,330
Universal Forest Products Inc.	147,677	5,617,633

		26,324,040

438

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

CHEMICALS — 2.07%
A. Schulman Inc.	218,625	$6,324,821
Balchem Corp.	106,589	3,879,840
Hawkins Inc.	39,392	1,522,107
Innophos Holdings Inc.	160,859	7,479,944
Kraton Performance Polymers Inc.[a,b]	239,669	5,759,246
OM Group Inc.[a,b]	241,651	5,364,652
Stepan Co.	123,371	6,852,025
Zep Inc.	167,381	2,416,982

		39,599,617
COAL — 0.46%
Cloud Peak Energy Inc.[a,b]	454,723	8,789,796

		8,789,796
COMMERCIAL SERVICES — 4.79%
ABM Industries Inc.	376,237	7,505,928
AMN Healthcare Services Inc.[a,b]	140,766	1,625,847
Arbitron Inc.	96,879	4,522,312
Capella Education Co.[a]	84,731	2,391,956
Cardtronics Inc.[a]	152,281	3,615,151
Career Education Corp.[a,b]	382,210	1,345,379
CDI Corp.	104,175	1,784,518
Chemed Corp.	55,714	3,821,423
Consolidated Graphics Inc.[a,b]	60,674	2,118,736
Corinthian Colleges Inc.[a,b]	584,410	1,425,960
CorVel Corp.[a]	23,289	1,044,046
Cross Country Healthcare Inc.[a]	231,737	1,112,338
Forrester Research Inc.	62,250	1,668,300
GEO Group Inc. (The)	69,086	1,956,534
Heartland Payment Systems Inc.[b]	106,548	3,143,166
Heidrick & Struggles International Inc.	122,356	1,867,153
Insperity Inc.	164,705	5,362,795
ITT Educational Services Inc.[a]	115,691	2,002,611
Kelly Services Inc. Class A	202,224	3,183,006
Korn/Ferry International[a]	362,626	5,751,248
Lincoln Educational Services Corp.	160,918	899,532
Live Nation Entertainment Inc.[a,b]	1,052,769	9,801,279
Monro Muffler Brake Inc.	126,341	4,418,145
Navigant Consulting Inc.[a]	381,929	4,262,328
Resources Connection Inc.	128,464	1,533,860
TeleTech Holdings Inc.[a]	167,767	2,986,253
TrueBlue Inc.[a]	299,826	4,722,259
Universal Technical Institute Inc.	160,807	1,614,502

Security	Shares	Value

Viad Corp.	151,256	$4,108,113

		91,594,678
COMPUTERS — 2.01%
Agilysys Inc.[a,b]	61,313	513,190
CACI International Inc. Class Aa,b	169,056	9,303,152
CIBER Inc.[a,b]	500,999	1,673,337
Insight Enterprises Inc.[a]	332,470	5,775,004
j2 Global Inc.	137,303	4,198,726
Mercury Systems Inc.[a,b]	239,456	2,202,995
MTS Systems Corp.	38,356	1,953,471
NCI Inc. Class Aa	256	1,201
RadiSys Corp.[a,b]	173,839	518,040
Super Micro Computer Inc.[a,b]	196,933	2,008,716
Sykes Enterprises Inc.[a]	290,927	4,427,909
Synaptics Inc.[a]	156,135	4,679,366
Virtusa Corp.[a,b]	66,598	1,094,205

		38,349,312
DISTRIBUTION & WHOLESALE — 0.83%
ScanSource Inc.[a]	206,303	6,554,246
United Stationers Inc.	300,055	9,298,705

		15,852,951
DIVERSIFIED FINANCIAL SERVICES — 1.92%
Calamos Asset Management Inc. Class A	152,616	1,613,151
Financial Engines Inc.[a,b]	143,330	3,977,407
Higher One Holdings Inc.[a]	145,213	1,530,545
Interactive Brokers Group Inc. Class A	304,893	4,170,936
Investment Technology Group Inc.[a,b]	283,696	2,553,264
National Financial Partners Corp.[a,b]	297,315	5,095,979
Piper Jaffray Companies Inc.[a]	49,183	1,580,250
Stifel Financial Corp.[a,b]	370,312	11,838,875
SWS Group Inc.[a]	212,071	1,121,856
World Acceptance Corp.[a,b]	42,118	3,140,318

		36,622,581
ELECTRIC — 3.72%
ALLETE Inc.	259,731	10,643,776
Avista Corp.	445,678	10,745,297
CH Energy Group Inc.	63,379	4,133,578
El Paso Electric Co.	297,828	9,503,692
NorthWestern Corp.	276,465	9,601,630
UIL Holdings Corp.	375,824	13,458,257
UNS Energy Corp.	307,272	13,034,478

		71,120,708

439

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.94%
Belden Inc.	148,667	$6,688,528
Encore Wire Corp.	61,697	1,870,036
EnerSys Inc.[a,b]	153,263	5,767,287
Powell Industries Inc.[a]	67,672	2,810,418
Vicor Corp.[a]	145,990	791,266

		17,927,535
ELECTRONICS — 3.92%
American Science and Engineering Inc.	38,731	2,525,649
Bel Fuse Inc. Class B	78,815	1,540,833
Benchmark Electronics Inc.[a]	413,707	6,875,810
Brady Corp. Class A	206,890	6,910,126
Checkpoint Systems Inc.[a,b]	303,243	3,256,830
Coherent Inc.	69,193	3,502,550
CTS Corp.	252,465	2,683,703
Daktronics Inc.	170,444	1,886,815
Electro Scientific Industries Inc.	96,263	957,817
ESCO Technologies Inc.	106,062	3,967,779
FARO Technologies Inc.[a]	55,306	1,973,318
II-VI Inc.[a]	149,479	2,730,981
Methode Electronics Inc.	263,116	2,639,054
Newport Corp.[a]	286,055	3,847,440
OSI Systems Inc.[a]	50,102	3,208,532
Park Electrochemical Corp.	143,800	3,699,974
Plexus Corp.[a,b]	261,738	6,752,840
Rofin-Sinar Technologies Inc.[a,b]	119,786	2,596,960
Rogers Corp.[a]	47,109	2,339,433
TTM Technologies Inc.[a,b]	236,223	2,173,252
Watts Water Technologies Inc. Class A	207,957	8,940,071

		75,009,767
ENGINEERING & CONSTRUCTION — 1.66%
Aegion Corp.[a,b]	159,260	3,533,979
Dycom Industries Inc.[a]	243,370	4,818,726
EMCOR Group Inc.	496,144	17,171,544
Engility Holdings Inc.[a,b]	123,160	2,372,062
Exponent Inc.[a]	43,092	2,405,826
Orion Marine Group Inc.[a,b]	203,288	1,486,035

		31,788,172
ENTERTAINMENT — 0.58%
Marriott Vacations Worldwide Corp.[a,b]	96,832	4,034,989
Pinnacle Entertainment Inc.[a]	439,690	6,960,293

		10,995,282

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.85%
Calgon Carbon Corp.[a,b]	255,498	$3,622,962
Tetra Tech Inc.[a,b]	474,065	12,539,019

		16,161,981
FOOD — 2.55%
B&G Foods Inc. Class A	149,487	4,231,977
Cal-Maine Foods Inc.	46,018	1,850,844
Calavo Growers Inc.	53,915	1,359,197
Diamond Foods Inc.[b]	163,869	2,240,089
J&J Snack Foods Corp.	49,362	3,156,206
Nash-Finch Co.	91,786	1,953,206
Sanderson Farms Inc.	148,008	7,037,780
Seneca Foods Corp. Class Aa,b	58,019	1,763,778
Snyders-Lance Inc.	357,405	8,617,035
Spartan Stores Inc.	162,578	2,497,198
TreeHouse Foods Inc.[a]	267,980	13,969,798

		48,677,108
FOREST PRODUCTS & PAPER — 1.92%
Buckeye Technologies Inc.	287,129	8,243,474
Clearwater Paper Corp.[a]	172,289	6,746,837
KapStone Paper and Packaging Corp.	284,825	6,320,267
Neenah Paper Inc.	50,320	1,432,610
P.H. Glatfelter Co.	318,819	5,572,956
Schweitzer-Mauduit International Inc.	137,908	5,382,549
Wausau Paper Corp.	346,347	2,999,365

		36,698,058
GAS — 3.67%
Laclede Group Inc. (The)	156,516	6,043,083
New Jersey Resources Corp.	309,654	12,268,491
Northwest Natural Gas Co.	199,551	8,820,154
Piedmont Natural Gas Co.	535,636	16,770,763
South Jersey Industries Inc.	231,535	11,653,157
Southwest Gas Corp.	342,899	14,542,347

		70,097,995
HEALTH CARE — PRODUCTS — 2.23%
ABIOMED Inc.[a,b]	98,924	1,331,517
Affymetrix Inc.[a,b]	529,016	1,676,981
CONMED Corp.	212,569	5,941,304
CryoLife Inc.	116,941	728,542
Integra LifeSciences Holdings Corp.[a,b]	70,914	2,763,519
Invacare Corp.	217,034	3,537,654
Meridian Bioscience Inc.[b]	140,408	2,843,262
Merit Medical Systems Inc.[a]	186,868	2,597,465
Natus Medical Inc.[a]	84,135	940,629

440

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

NuVasive Inc.[a]	322,370	$4,983,840
Palomar Medical Technologies Inc.[a,b]	78,152	719,780
PSS World Medical Inc.[a]	205,848	5,944,890
SurModics Inc.[a]	40,327	901,712
Symmetry Medical Inc.[a,b]	274,850	2,891,422
West Pharmaceutical Services Inc.	89,141	4,880,470

		42,682,987
HEALTH CARE — SERVICES — 3.07%
Almost Family Inc.[b]	62,243	1,261,043
Amedisys Inc.[a,b]	231,167	2,605,252
AmSurg Corp.[a]	235,166	7,057,332
Centene Corp.[a]	383,207	15,711,487
Ensign Group Inc. (The)	129,409	3,518,631
Gentiva Health Services Inc.[a,b]	212,977	2,140,419
Healthways Inc.[a,b]	110,305	1,180,263
IPC The Hospitalist Co. Inc.[a]	63,012	2,502,206
Kindred Healthcare Inc.[a,b]	397,744	4,303,590
LHC Group Inc.[a,b]	110,506	2,353,778
Magellan Health Services Inc.[a]	204,747	10,032,603
Molina Healthcare Inc.[a,b]	222,460	6,019,768

		58,686,372
HOLDING COMPANIES — DIVERSIFIED — 0.33%
Prospect Capital Corp.	589,299	6,405,680

		6,405,680
HOME BUILDERS — 0.11%
Standard-Pacific Corp.[a,b]	282,709	2,077,911

		2,077,911
HOME FURNISHINGS — 0.36%
DTS Inc.[a]	87,386	1,459,346
La-Z-Boy Inc.[b]	162,205	2,295,201
Universal Electronics Inc.[a,b]	112,494	2,176,759
VOXX International Corp.[a,b]	142,323	957,834

		6,889,140
HOUSEHOLD PRODUCTS & WARES — 0.77%
American Greetings Corp. Class Ab	236,048	3,986,851
Blyth Inc.[b]	83,555	1,299,280
Central Garden & Pet Co. Class Aa,b	307,366	3,211,975
Helen of Troy Ltd.[a,b]	116,070	3,875,577
WD-40 Co.	48,141	2,267,922

		14,641,605

Security	Shares	Value

INSURANCE — 3.90%
Amerisafe Inc.[a]	135,815	$3,700,959
Employers Holdings Inc.	136,287	2,804,786
Horace Mann Educators Corp.	293,850	5,865,246
Infinity Property and Casualty Corp.	86,451	5,034,906
Meadowbrook Insurance Group Inc.	349,933	2,022,613
Navigators Group Inc. (The)[a]	78,203	3,993,827
ProAssurance Corp.	455,248	19,206,913
RLI Corp.	125,743	8,130,542
Safety Insurance Group Inc.	94,923	4,382,595
Selective Insurance Group Inc.	410,296	7,906,404
Stewart Information Services Corp.	132,974	3,457,324
Tower Group Inc.	257,811	4,581,302
United Fire Group Inc.	163,232	3,564,987

		74,652,404
INTERNET — 0.55%
Blue Nile Inc.[a,b]	37,949	1,461,037
comScore Inc.[a]	127,271	1,753,794
NutriSystem Inc.	213,592	1,749,319
PCTEL Inc.	72,741	523,735
QuinStreet Inc.[a,b]	190,520	1,280,294
United Online Inc.	679,308	3,797,332

		10,565,511
IRON & STEEL — 0.15%
AK Steel Holding Corp.[b]	611,837	2,814,450

		2,814,450
LEISURE TIME — 0.11%
Callaway Golf Co.[b]	309,376	2,010,944

		2,010,944
LODGING — 0.28%
Boyd Gaming Corp.[a,b]	420,501	2,792,127
Marcus Corp.	148,349	1,849,912
Monarch Casino & Resort Inc.[a,b]	71,732	782,596

		5,424,635
MACHINERY — 2.16%
Albany International Corp. Class A	215,608	4,889,990
Applied Industrial Technologies Inc.	159,703	6,709,123
Astec Industries Inc.	156,476	5,215,345
Briggs & Stratton Corp.	354,591	7,474,778
Cascade Corp.	33,553	2,157,458

441

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Gerber Scientific Inc. Escrow[a,c]	177,368	$1,774
Intermec Inc.[a]	194,543	1,918,194
Intevac Inc.[a]	176,283	805,613
Robbins & Myers Inc.	142,453	8,468,831
Tennant Co.	81,500	3,581,925

		41,223,031
MANUFACTURING — 2.55%
A.O. Smith Corp.	144,763	9,130,202
Actuant Corp. Class A	176,415	4,923,743
Barnes Group Inc.	351,195	7,887,840
EnPro Industries Inc.[a,b]	73,250	2,995,925
Federal Signal Corp.[a]	465,238	3,540,461
Hillenbrand Inc.	256,042	5,789,110
John Bean Technologies Corp.	215,994	3,838,213
Koppers Holdings Inc.	93,487	3,566,529
LSB Industries Inc.[a]	86,829	3,075,483
Myers Industries Inc.	121,534	1,841,240
STR Holdings Inc.[a,b]	286,622	722,287
Tredegar Corp.	71,073	1,451,311

		48,762,344
MEDIA — 0.22%
Digital Generation Inc.[a,b]	95,962	1,042,147
Dolan Co. (The)[a]	213,398	830,118
E.W. Scripps Co. (The) Class Aa	213,650	2,309,557

		4,181,822
METAL FABRICATE & HARDWARE — 1.41%
A.M. Castle & Co.[a,b]	124,448	1,838,097
CIRCOR International Inc.	129,565	5,129,478
Haynes International Inc.	91,253	4,733,293
Kaydon Corp.	153,378	3,670,336
Mueller Industries Inc.	78,454	3,925,054
Olympic Steel Inc.[b]	68,681	1,520,597
RTI International Metals Inc.[a,b]	226,297	6,236,745

		27,053,600
MINING — 1.21%
AMCOL International Corp.	120,158	3,686,447
Century Aluminum Co.[a,b]	383,339	3,358,050
Kaiser Aluminum Corp.	125,348	7,732,718
Materion Corp.	152,574	3,933,358
Stillwater Mining Co.[a,b]	349,890	4,471,594

		23,182,167

Security	Shares	Value

OFFICE FURNISHINGS — 0.13%
Interface Inc.	160,366	$2,578,685

		2,578,685
OIL & GAS — 1.69%
Approach Resources Inc.[a,b]	112,913	2,823,954
Carrizo Oil & Gas Inc.[a,b]	122,657	2,565,984
Comstock Resources Inc.[a,b]	201,589	3,050,042
Contango Oil & Gas Co.	94,529	4,004,249
PDC Energy Inc.[a,b]	140,034	4,650,529
Penn Virginia Corp.	412,058	1,817,176
PetroQuest Energy Inc.[a,b]	191,973	950,266
Stone Energy Corp.[a,b]	369,307	7,578,180
Swift Energy Co.[a,b]	320,339	4,930,017

		32,370,397
OIL & GAS SERVICES — 2.67%
Basic Energy Services Inc.[a,b]	203,411	2,320,920
Exterran Holdings Inc.[a,b]	257,820	5,651,414
Gulf Island Fabrication Inc.	107,700	2,588,031
Hornbeck Offshore Services Inc.[a,b]	236,748	8,129,926
ION Geophysical Corp.[a,b]	494,250	3,217,567
Lufkin Industries Inc.	119,516	6,947,465
Matrix Service Co.[a]	193,701	2,227,562
Pioneer Energy Services Corp.[a]	461,070	3,347,368
SEACOR Holdings Inc.	146,716	12,294,801
TETRA Technologies Inc.[a]	582,895	4,424,173

		51,149,227
PHARMACEUTICALS — 0.31%
Hi-Tech Pharmacal Co. Inc.	82,119	2,872,523
PharMerica Corp.[a,b]	220,242	3,136,246

		6,008,769
REAL ESTATE — 0.23%
Forestar Group Inc.[a]	258,992	4,488,331

		4,488,331
REAL ESTATE INVESTMENT TRUSTS — 8.60%
Acadia Realty Trust[b]	162,240	4,068,979
Cedar Realty Trust Inc.[b]	230,634	1,217,748
Colonial Properties Trust[b]	371,166	7,931,817
Cousins Properties Inc.	327,143	2,731,644
DiamondRock Hospitality Co.	1,455,242	13,097,178
EastGroup Properties Inc.	98,769	5,314,760
Entertainment Properties Trust[b]	347,953	16,044,113

442

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Franklin Street Properties Corp.	538,367	$6,627,298
Getty Realty Corp.[b]	116,422	2,102,581
Government Properties Income Trust[b]	199,722	4,787,336
Healthcare Realty Trust Inc.	299,866	7,199,783
Inland Real Estate Corp.[b]	296,886	2,487,905
Kilroy Realty Corp.[b]	294,461	13,948,618
Kite Realty Group Trust	545,708	3,050,508
LaSalle Hotel Properties[b]	702,828	17,844,803
Lexington Realty Trust[b]	659,985	6,896,843
LTC Properties Inc.	115,853	4,076,867
Medical Properties Trust Inc.b	549,181	6,568,205
Mid-America Apartment Communities Inc.	159,650	10,337,337
Parkway Properties Inc.	147,859	2,068,547
Pennsylvania Real Estate Investment Trust[b]	158,776	2,800,809
PS Business Parks Inc.	59,893	3,891,847
Saul Centers Inc.	37,922	1,622,682
Sovran Self Storage Inc.	84,150	5,225,715
Tanger Factory Outlet Centers Inc.	308,036	10,534,831
Urstadt Biddle Properties Inc. Class A	101,187	1,991,360

		164,470,114
RETAIL — 9.63%
Big 5 Sporting Goods Corp.	126,017	1,650,823
Biglari Holdings Inc.[a]	8,921	3,479,368
BJ’s Restaurants Inc.[a,b]	96,797	3,184,621
Brown Shoe Co. Inc.	162,243	2,980,404
Buckle Inc. (The)[b]	77,078	3,440,762
Casey’s General Stores Inc.	283,710	15,065,001
Cash America International Inc.	215,160	8,535,397
Cato Corp. (The) Class A	200,037	5,487,015
CEC Entertainment Inc.	124,502	4,132,221
Children’s Place Retail Stores Inc. (The)[a,b]	174,700	7,737,463
Christopher & Banks Corp.[a]	123,693	674,127
Coldwater Creek Inc.[a,b]	68,115	327,633
Cracker Barrel Old Country Store Inc.	175,827	11,298,643
DineEquity Inc.[a]	67,646	4,532,282
EZCORP Inc. Class A NVS[a]	334,768	6,648,493
Fifth & Pacific Companies Inc.[a,b]	447,463	5,570,914
Finish Line Inc. (The) Class A	377,676	7,149,407
Fred’s Inc. Class A	252,147	3,356,077
Genesco Inc.[a]	178,863	9,837,465

Security	Shares	Value

Group 1 Automotive Inc.	159,295	$9,874,697
Haverty Furniture Companies Inc.	84,304	1,374,998
Hot Topic Inc.	196,981	1,900,867
Jack in the Box Inc.[a,b]	199,379	5,702,239
Jos. A. Bank Clothiers Inc.[a]	206,962	8,812,442
Kirkland’s Inc.[a]	111,588	1,181,717
Lithia Motors Inc. Class A	77,203	2,888,936
MarineMax Inc.[a,b]	177,901	1,590,435
Men’s Wearhouse Inc. (The)	356,775	11,117,109
OfficeMax Inc.	647,238	6,317,043
Pep Boys - Manny, Moe & Jack (The)[b]	396,465	3,897,251
PetMed Express Inc.	84,555	938,561
Red Robin Gourmet Burgers Inc.[a,b]	96,869	3,418,507
Ruby Tuesday Inc.[a]	446,842	3,512,178
Sonic Automotive Inc. Class A	273,289	5,709,007
Sonic Corp.[a,b]	196,939	2,050,135
Stage Stores Inc.	91,289	2,262,141
Stein Mart Inc.	206,211	1,554,831
Texas Roadhouse Inc.	200,855	3,374,364
Zale Corp.[a,b]	103,814	426,676
Zumiez Inc.[a]	59,685	1,158,486

		184,150,736
SAVINGS & LOANS — 1.01%
Bank Mutual Corp.	322,795	1,388,019
Brookline Bancorp Inc.	206,415	1,754,528
Dime Community Bancshares Inc.	95,841	1,331,231
Northwest Bancshares Inc.	728,294	8,841,489
Provident Financial Services Inc.	404,007	6,027,784

		19,343,051
SEMICONDUCTORS — 2.49%
ATMI Inc.[a]	119,726	2,499,879
Brooks Automation Inc.	492,223	3,962,395
Cabot Microelectronics Corp.	85,888	3,049,883
CEVA Inc.[a]	101,281	1,595,176
Cohu Inc.	170,332	1,846,399
Diodes Inc.[a,b]	107,365	1,862,783
DSP Group Inc.[a,b]	163,478	941,633
GT Advanced Technologies Inc.[a,b]	881,397	2,661,819
Kopin Corp.[a,b]	293,805	978,371
Micrel Inc.	185,332	1,760,654
MKS Instruments Inc.	199,704	5,148,369
Pericom Semiconductor Corp.[a,b]	160,373	1,287,795

443

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Security	Shares	Value

Power Integrations Inc.	107,277	$3,605,580
Rubicon Technology Inc.[a]	126,851	775,059
Sigma Designs Inc.[a,b]	156,447	805,702
Supertex Inc.	77,622	1,362,266
Tessera Technologies Inc.	387,741	6,366,707
TriQuint Semiconductor Inc.[a,b]	1,234,886	5,976,848
Volterra Semiconductor Corp.[a]	64,939	1,115,003

		47,602,321
SOFTWARE — 2.62%
Avid Technology Inc.[a,b]	227,205	1,722,214
Blackbaud Inc.	170,585	3,894,455
Bottomline Technologies Inc.[a,b]	119,652	3,157,616
Computer Programs and Systems Inc.	28,534	1,436,402
CSG Systems International Inc.[a,b]	110,499	2,008,872
Digi International Inc.[a,b]	197,218	1,867,654
Digital River Inc.[a]	265,305	3,817,739
Ebix Inc.	121,096	1,946,013
EPIQ Systems Inc.	237,415	3,034,164
MicroStrategy Inc. Class Aa,b	29,553	2,759,659
Monotype Imaging Holdings Inc.[b]	110,957	1,773,093
Omnicell Inc.[a]	97,200	1,445,364
Progress Software Corp.[a]	285,571	5,994,135
Quality Systems Inc.	156,136	2,710,521
Synchronoss Technologies Inc.[a,b]	102,446	2,160,586
SYNNEX Corp.[a,b]	197,804	6,800,501
Take-Two Interactive Software Inc.[a,b]	320,757	3,531,535

		50,060,523
STORAGE & WAREHOUSING — 0.31%
Mobile Mini Inc.[a,b]	283,072	5,896,390

		5,896,390
TELECOMMUNICATIONS — 2.30%
Anixter International Inc.	199,636	12,772,711
Atlantic Tele-Network Inc.	36,670	1,346,156
Black Box Corp.	123,529	3,006,696
Cbeyond Inc.[a]	223,111	2,016,923
Comtech Telecommunications Corp.	129,939	3,297,852
General Communication Inc. Class Aa,b	95,581	916,622
Harmonic Inc.[a]	864,394	4,382,477
LogMeIn Inc.[a,b]	107,463	2,408,246
Lumos Networks Corp.	59,585	597,042
Neutral Tandem Inc.	224,741	577,584

Security	Shares	Value

NTELOS Holdings Corp.	115,606	$1,515,595
Oplink Communications Inc.[a,b]	85,332	1,329,472
Symmetricom Inc.[a]	139,468	804,730
USA Mobility Inc.	158,048	1,846,001
ViaSat Inc.[a]	183,912	7,154,177

		43,972,284
TEXTILES — 0.51%
G&K Services Inc. Class A	142,723	4,873,990
UniFirst Corp.	67,825	4,972,929

		9,846,919
TOYS, GAMES & HOBBIES — 0.10%
JAKKS Pacific Inc.[b]	154,806	1,938,171

		1,938,171
TRANSPORTATION — 1.51%
Arkansas Best Corp.	178,316	1,702,918
Bristow Group Inc.	268,287	14,396,280
Forward Air Corp.	82,676	2,894,487
Heartland Express Inc.	182,005	2,378,805
Hub Group Inc. Class Aa,b	126,928	4,264,781
Knight Transportation Inc.	220,502	3,225,944

		28,863,215
WATER — 0.16%
American States Water Co.	62,617	3,004,364

		3,004,364

Total COMMON STOCKS
(Cost: $1,902,258,541)		1,910,488,720

SHORT-TERM INVESTMENTS — 11.26%

MONEY MARKET FUNDS — 11.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	198,540,197	198,540,197
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[d,e,f]	14,153,301	14,153,301
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	2,688,684	2,688,684

		215,382,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $215,382,182)		215,382,182

444

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 111.17%
(Cost: $2,117,640,723)	$2,125,870,902
Other Assets, Less Liabilities — (11.17)%	(213,620,307)

NET ASSETS — 100.00%	$1,912,250,595

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

445

Schedule of Investments  (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.81%

ADVERTISING — 0.30%
Dentsu Inc.	7,000	$186,607

		186,607
AGRICULTURE — 1.33%
Japan Tobacco Inc.	29,500	832,476

		832,476
AIRLINES — 0.38%
All Nippon Airways Co. Ltd.[a]	115,000	240,733

		240,733
AUTO MANUFACTURERS — 12.76%
Honda Motor Co. Ltd.	59,000	2,146,013
Isuzu Motors Ltd.	40,000	236,396
Nissan Motor Co. Ltd.	83,500	783,190
Suzuki Motor Corp.	14,500	375,979
Toyota Motor Corp.	96,500	4,469,814

		8,011,392
AUTO PARTS & EQUIPMENT — 3.28%
Aisin Seiki Co. Ltd.	6,500	200,266
Bridgestone Corp.	22,500	578,731
Denso Corp.	17,500	601,718
NGK Insulators Ltd.	10,000	117,504
NOK Corp.	4,000	61,898
Sumitomo Electric Industries Ltd.	26,000	297,091
Toyota Industries Corp.	6,500	205,303

		2,062,511
BANKS — 9.70%
Mitsubishi UFJ Financial Group Inc.	460,500	2,455,219
Mizuho Financial Group Inc.	782,500	1,420,835
Shinsei Bank Ltd.	70,000	138,437
Sumitomo Mitsui Financial Group Inc.	46,000	1,657,202
Sumitomo Mitsui Trust Holdings Inc.	120,040	417,881

		6,089,574
BEVERAGES — 1.10%
Asahi Group Holdings Ltd.	16,000	339,929
Kirin Holdings Co. Ltd.	30,000	351,125

		691,054
BUILDING MATERIALS — 1.43%
Asahi Glass Co. Ltd.	40,000	289,597
Daikin Industries Ltd.	9,500	323,241

Security	Shares	Value

LIXIL Group Corp.	9,500	$210,623
TOTO Ltd.	10,000	74,712

		898,173
CHEMICALS — 3.32%
Asahi Kasei Corp.	45,000	263,864
JSR Corp.	6,500	123,212
Kuraray Co. Ltd.	11,500	149,627
Mitsubishi Chemical Holdings Corp.	47,500	234,025
Mitsui Chemicals Inc.	35,000	90,268
Nitto Denko Corp.	5,500	268,432
Shin-Etsu Chemical Co. Ltd.	13,000	786,330
Sumitomo Chemical Co. Ltd.	55,000	171,110

		2,086,868
COMMERCIAL SERVICES — 1.00%
Dai Nippon Printing Co. Ltd.	20,000	155,670
Secom Co. Ltd.	7,000	350,951
Toppan Printing Co. Ltd.	20,000	123,056

		629,677
COMPUTERS — 0.86%
Fujitsu Ltd.	65,000	270,630
NTT Data Corp.	40	124,305
TDK Corp.[a]	4,000	143,873

		538,808
COSMETICS & PERSONAL CARE — 1.41%
Kao Corp.	17,000	442,179
Shiseido Co. Ltd.	13,000	182,976
Unicharm Corp.	5,000	259,931

		885,086
DISTRIBUTION & WHOLESALE — 5.34%
ITOCHU Corp.	52,000	545,469
Marubeni Corp.	55,000	390,563
Mitsubishi Corp.	53,500	1,019,077
Mitsui & Co. Ltd.	59,000	875,464
Sumitomo Corp.	41,000	521,598

		3,352,171
DIVERSIFIED FINANCIAL SERVICES — 2.48%
Credit Saison Co. Ltd.	5,500	136,379
Daiwa Securities Group Inc.	55,000	302,145
Nomura Holdings Inc.	123,500	718,447
ORIX Corp.	3,600	403,447

		1,560,418

446

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2012

Security	Shares	Value

ELECTRIC — 1.42%
Chubu Electric Power Co. Inc.	23,500	$312,554
Kansai Electric Power Co. Inc. (The)	26,500	277,980
Kyushu Electric Power Co. Inc.	15,500	176,216
Tokyo Electric Power Co. Inc.[b]	52,000	123,888

		890,638
ELECTRICAL COMPONENTS & EQUIPMENT — 2.70%
Hitachi Ltd.	150,000	874,342
Mitsubishi Electric Corp.	70,000	591,800
Nidec Corp.	4,000	232,233

		1,698,375
ELECTRONICS — 4.10%
Advantest Corp.	5,500	85,746
Hirose Electric Co. Ltd.	1,000	119,008
Hoya Corp.	14,000	273,799
Keyence Corp.	1,536	424,036
Kyocera Corp.	6,000	539,178
Murata Manufacturing Co. Ltd.	7,000	408,836
NEC Corp.[b]	85,000	177,933
Toshiba Corp.	140,000	545,654

		2,574,190
ENGINEERING & CONSTRUCTION — 1.18%
JGC Corp.	9,000	278,541
Kajima Corp.	35,000	114,960
Obayashi Corp.	25,000	139,941
Shimizu Corp.	25,000	93,390
Taisei Corp.	35,000	115,769

		742,601
ENTERTAINMENT — 0.39%
Oriental Land Co. Ltd.	2,000	242,179

		242,179
FOOD — 0.99%
Ajinomoto Co. Inc.	20,000	264,384
Nippon Meat Packers Inc.	5,000	69,103
Nissin Foods Holdings Co. Ltd.	3,000	113,630
Yakult Honsha Co. Ltd.	4,000	174,637

		621,754
FOREST PRODUCTS & PAPER — 0.16%
Oji Holdings Corp.	30,000	102,701

		102,701

Security	Shares	Value

GAS — 0.96%
Osaka Gas Co. Ltd.	65,000	$236,049
Tokyo Gas Co. Ltd.	80,000	365,466

		601,515
HAND & MACHINE TOOLS — 0.60%
SMC Corp.	2,100	377,910

		377,910
HEALTH CARE — PRODUCTS — 0.38%
Terumo Corp.	6,000	236,281

		236,281
HOME BUILDERS — 0.89%
Daiwa House Industry Co. Ltd.	20,000	342,104
Sekisui House Ltd.	20,000	217,891

		559,995
HOME FURNISHINGS — 1.48%
Panasonic Corp.	75,500	455,803
Sharp Corp.[a]	30,000	105,129
Sony Corp.	33,000	365,628

		926,560
INSURANCE — 2.75%
Dai-ichi Life Insurance Co. Ltd. (The)	325	450,673
MS&AD Insurance Group Holdings Inc.	17,500	345,082
NKSJ Holdings Inc.	13,500	286,503
Tokio Marine Holdings Inc.	23,500	647,667

		1,729,925
INTERNET — 0.23%
Yahoo! Japan Corp.	440	141,773

		141,773
IRON & STEEL — 1.92%
JFE Holdings Inc.	17,525	324,698
Kobe Steel Ltd.[b]	100,000	126,063
Nippon Steel & Sumitomo Metal Corp.	310,045	753,015

		1,203,776
LEISURE TIME — 0.16%
Sega Sammy Holdings Inc.	6,000	100,966

		100,966
MACHINERY — 4.99%
FANUC Corp.	6,500	1,196,785
Kawasaki Heavy Industries Ltd.	55,000	147,574
Komatsu Ltd.	32,000	808,281

447

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2012

Security	Shares	Value

Kubota Corp.	40,000	$456,138
Mitsubishi Heavy Industries Ltd.	110,000	527,959

		3,136,737
MANUFACTURING — 1.27%
FUJIFILM Holdings Corp.	15,500	308,870
Konica Minolta Holdings Inc.	17,500	124,675
Nikon Corp.	12,500	365,177

		798,722
METAL FABRICATE & HARDWARE — 0.17%
NSK Ltd.	15,000	105,650

		105,650
MINING — 0.66%
Mitsubishi Materials Corp.	40,000	135,084
Sumitomo Metal Mining Co. Ltd.	20,000	279,419

		414,503
OFFICE & BUSINESS EQUIPMENT — 2.82%
Canon Inc.	39,050	1,508,437
Ricoh Co. Ltd.[a]	25,000	262,245

		1,770,682
OIL & GAS — 1.61%
INPEX Corp.	90	476,204
JX Holdings Inc.	80,040	447,109
TonenGeneral Sekiyu K.K.	10,000	86,278

		1,009,591
PACKAGING & CONTAINERS — 0.12%
Toyo Seikan Kaisha Ltd.	5,500	73,278

		73,278
PHARMACEUTICALS — 5.65%
Astellas Pharma Inc.	15,028	673,492
Chugai Pharmaceutical Co. Ltd.	6,500	124,114
Daiichi Sankyo Co. Ltd.	22,003	336,413
Eisai Co. Ltd.	9,000	374,718
Ono Pharmaceutical Co. Ltd.	3,500	178,512
Otsuka Holdings Co. Ltd.	17,000	478,552
Shionogi & Co. Ltd.	10,500	174,504
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	136,934
Takeda Pharmaceutical Co. Ltd.	24,000	1,070,028

		3,547,267
REAL ESTATE — 3.64%
Mitsubishi Estate Co. Ltd.	45,000	1,066,385

Security	Shares	Value

Mitsui Fudosan Co. Ltd.	30,000	$725,149
Sumitomo Realty & Development Co. Ltd.	15,000	493,899

		2,285,433
RETAIL — 3.11%
AEON Co. Ltd.	24,000	273,961
Fast Retailing Co. Ltd.	2,000	505,175
Lawson Inc.	2,000	135,777
Marui Group Co. Ltd.	9,000	71,509
Nitori Holdings Co. Ltd.	1,500	109,813
Seven & I Holdings Co. Ltd.	26,000	732,805
Yamada Denki Co. Ltd.	3,150	121,133

		1,950,173
SEMICONDUCTORS — 0.59%
Rohm Co. Ltd.	3,000	97,114
Tokyo Electron Ltd.	6,000	273,059

		370,173
TELECOMMUNICATIONS — 4.50%
Nippon Telegraph and Telephone Corp.	26,000	1,091,540
NTT DOCOMO Inc.	450	645,348
SoftBank Corp.	30,000	1,089,458

		2,826,346
TEXTILES — 0.65%
Teijin Ltd.	30,000	73,903
Toray Industries Inc.	55,000	335,222

		409,125
TOYS, GAMES & HOBBIES — 0.59%
Nintendo Co. Ltd.	3,500	371,191

		371,191
TRANSPORTATION — 4.44%
Central Japan Railway Co.	6,000	485,746
East Japan Railway Co.	13,000	838,952
Kintetsu Corp.[a]	55,000	225,178
Mitsui O.S.K. Lines Ltd.	40,000	117,504
Nippon Express Co. Ltd.	30,000	123,171
Nippon Yusen K.K.	55,000	127,855
Odakyu Electric Railway Co. Ltd.	20,000	207,714
Tokyu Corp.	35,000	196,727
West Japan Railway Co.	6,500	255,595
Yamato Holdings Co. Ltd.	14,000	211,786

		2,790,228

448

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2012

Security	Shares	Value

Total COMMON STOCKS
(Cost: $88,399,196)		$62,675,786

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	666,973	666,973
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	47,546	47,546
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	13,874	13,874

		728,393

TOTAL SHORT-TERM INVESTMENTS
(Cost: $728,393)		728,393

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $89,127,589)		63,404,179
Other Assets, Less Liabilities — (0.97)%		(611,585)

NET ASSETS — 100.00%		$62,792,594

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

449

Schedule of Investments  (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 99.43%

AGRICULTURE — 0.22%
CHS Inc., 8.00%	809,727	$24,170,351

		24,170,351
AUTO MANUFACTURERS — 3.08%
Ford Motor Co., 7.50%[a]	1,575,532	40,806,279
General Motors Co., 4.75%	6,585,371	290,612,422

		331,418,701
AUTO PARTS & EQUIPMENT — 0.29%
Goodyear Tire & Rubber Co. (The), 5.88%	667,627	31,518,671

		31,518,671
BANKS — 45.35%
Ally Financial Inc., 7.25%	1,825,228	45,630,700
Ally Financial Inc., 7.30%[a]	1,258,723	31,455,488
Ally Financial Inc., 7.35%	885,187	22,156,231
Ally Financial Inc., 7.38%	2,255,049	56,105,619
Ally Financial Inc. Series A, 8.50%[b]	2,592,198	68,097,041
BAC Capital Trust VIII, 6.00%	1,144,675	28,731,343
Bank of America Corp., 6.38%	1,431,511	35,544,418
Bank of America Corp., 6.63%[a]	664,670	17,447,588
Bank of America Corp., 7.25%	1,758,272	44,607,361
Bank of America Corp., 8.63%	3,711,543	94,867,039
Bank of America Corp. Series 4, 4.00%[a,b]	690,002	15,048,944
Bank of America Corp. Series 5, 4.00%[a,b]	802,409	17,251,794
Bank of America Corp. Series D, 6.20%	1,179,429	29,391,371
Bank of America Corp. Series E, 4.00%[a,b]	513,206	11,136,570
Bank of America Corp. Series H, 3.00%[a,b]	785,256	14,385,890
Bank of America Corp. Series H, 8.20%	4,344,817	111,227,315
Bank of New York Mellon Corp. (The), 5.20%	1,363,968	34,276,516
Barclays Bank PLC, 6.63%[a]	1,894,049	47,351,225
Barclays Bank PLC, 7.10%	3,444,954	86,330,547
Barclays Bank PLC, 7.75%	2,971,157	74,813,733
Barclays Bank PLC Series 5, 8.13%[a]	6,627,690	168,542,157
BB&T Corp., 5.20%	100,000	2,457,000
BB&T Corp., 5.63%	2,870,033	73,128,441
BB&T Corp., 5.85%	1,519,114	39,466,582
Capital One Financial Corp., 6.00%	2,184,133	54,297,546
Countrywide Capital IV, 6.75%	1,095,928	27,200,933
Countrywide Capital V, 7.00%	3,272,366	82,430,900
Deutsche Bank Capital Funding Trust VIII, 6.38%[a]	2,153,058	53,934,103

Security	Shares	Value

Deutsche Bank Capital Funding Trust IX, 6.63%	2,313,781	$58,006,490
Deutsche Bank Capital Funding Trust X, 7.35%	2,143,404	53,735,138
Deutsche Bank Contingent Capital Trust II, 6.55%	2,125,031	54,549,546
Deutsche Bank Contingent Capital Trust III, 7.60%	5,235,590	141,046,795
Deutsche Bank Contingent Capital Trust V, 8.05%	2,569,397	70,170,232
Fifth Third Bancorp. Series G, 8.50%	272,884	37,859,926
First Republic Bank, Series A, 6.70%[a]	531,614	14,337,630
First Republic Bank, Series B, 6.20%[a]	395,394	10,319,783
GMAC Capital Trust I Series 2, 8.13%[b]	6,707,631	178,758,366
Goldman Sachs Group Inc. (The), 4.00%[a,b]	361,290	7,699,090
Goldman Sachs Group Inc. (The), 6.13%[a]	3,456,536	90,284,720
Goldman Sachs Group Inc. (The), 6.50%	1,475,274	39,507,838
Goldman Sachs Group Inc. (The) Series A, 3.75%[a,b]	1,433,757	29,664,432
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,396,530	35,094,799
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	56,157,519
HSBC Holdings PLC, 6.20%	3,642,247	91,165,442
HSBC Holdings PLC, 8.00%	9,500,975	261,846,871
HSBC Holdings PLC, 8.13%	5,503,208	139,616,387
HSBC USA Inc. Series D, 4.50%[b]	354,490	8,851,615
HSBC USA Inc. Series F, 3.50%[a,b]	1,770,899	38,463,926
HSBC USA Inc. Series G, 4.00%[b]	1,368,517	31,065,336
HSBC USA Inc. Series H, 6.50%	948,073	23,825,075
J.P. Morgan Chase & Co., 5.50%	2,441,300	61,374,282
J.P. Morgan Chase & Co. Series J, 8.63%	2,804,692	72,837,851
J.P. Morgan Chase Capital X, 7.00%[a]	2,831,048	72,248,345
J.P. Morgan Chase Capital XI, 5.88%	2,897,095	72,919,881
J.P. Morgan Chase Capital XII, 6.25%	1,078,117	27,427,296
J.P. Morgan Chase Capital XIV, 6.20%	1,618,678	41,179,168
J.P. Morgan Chase Capital XVI, 6.35%	1,352,890	34,201,059
J.P. Morgan Chase Capital XIX, 6.63%	1,520,375	38,435,080
J.P. Morgan Chase Capital XXIV, 6.88%	1,863,737	47,506,656
J.P. Morgan Chase Capital XXIX, 6.70%	4,039,423	103,207,258
Lloyds Banking Group PLC, 7.75%[a]	2,189,820	60,044,864
M&T Capital Trust IV, 8.50%	954,978	24,208,692

450

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

Morgan Stanley Series A, 4.00%[b]	1,713,978	$33,491,130
National Westminster Bank PLC Series C, 7.76%	604,316	14,974,950
PNC Financial Services Group Inc. (The) Series L, 9.88%[b,c]	398,250	10,250,955
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	3,808,772	105,541,072
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,112,972	27,768,651
Royal Bank of Scotland Group PLC Series F, 7.65%	404,309	9,836,838
Royal Bank of Scotland Group PLC Series H, 7.25%	615,344	14,915,939
Royal Bank of Scotland Group PLC Series L, 5.75%[a]	1,858,328	41,106,215
Royal Bank of Scotland Group PLC Series M, 6.40%	1,525,315	34,456,866
Royal Bank of Scotland Group PLC Series N, 6.35%	1,455,279	32,772,883
Royal Bank of Scotland Group PLC Series P, 6.25%	614,705	13,720,216
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,365,068	31,396,564
Royal Bank of Scotland Group PLC Series R, 6.13%	605,125	13,597,159

Security	Shares	Value

Royal Bank of Scotland Group PLC Series S, 6.60%	1,746,759	$40,175,457
Royal Bank of Scotland Group PLC Series T, 7.25%	3,256,279	77,857,631
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	655,477	12,440,953
Santander Finance Preferred SA Unipersonal, 6.50%	269,627	6,692,142
Santander Finance Preferred SA Unipersonal, 6.80%	461,618	11,572,763
Santander Finance Preferred SA Unipersonal, 10.50%	2,145,523	57,864,755
State Street Corp., 5.25%	1,211,214	30,776,948
TCF Financial Corp., 7.50%	451,259	11,863,599
U.S. Bancorp, 3.50%[a,b]	2,574,815	63,494,938
U.S. Bancorp Series D, 7.88%	1,326,967	33,970,355
UBS Preferred Funding Trust IV Series D, 0.91%[b]	789,259	11,736,281
US Bancorp Series F, 6.50%[b]	2,820,032	80,765,717
US Bancorp Series G, 6.00%[b]	2,780,169	77,121,888
Wells Fargo & Co., 5.20%	1,872,207	47,142,172
Wells Fargo & Co. Series J, 8.00%	5,379,628	157,892,082
Wells Fargo Capital VII, 5.85%[a]	1,296,322	33,172,880

451

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

Wells Fargo Capital VIII, 5.63%	528,231	$13,385,374
Wells Fargo Capital IX, 5.63%[a]	1,331,268	33,388,201
Wells Fargo Capital XII, 7.88%	3,995,733	101,211,917
Zions BanCorp, 9.50%	1,930,226	49,954,249
Zions Capital Trust B, 8.00%	1,147,108	29,182,428

		4,880,423,951
COMPUTERS — 0.10%
Unisys Corp. Series A, 6.25%	194,917	10,272,126

		10,272,126
DIVERSIFIED FINANCIAL SERVICES — 17.21%
Affiliated Managers Group Inc., 6.38%	494,606	13,008,138
Ameriprise Financial Inc., 7.75%	531,004	14,586,680
BGC Partners Inc., 8.13%	222,157	5,773,860
Capital One Capital II II, 7.50%	1,046,127	25,985,795
Charles Schwab Corp. (The) Series B, 6.00%	966,430	25,272,144
Citigroup Capital VII, 7.13%	2,275,208	57,744,779
Citigroup Capital VIII, 6.95%	2,735,951	68,918,606
Citigroup Capital IX, 6.00%	2,110,591	52,701,457
Citigroup Capital X, 6.10%	974,387	24,233,005
Citigroup Capital XI, 6.00%	1,214,456	30,179,232
Citigroup Capital XIII, 7.88%[b]	5,606,662	156,425,870
Citigroup Capital XIV, 6.88%	807,843	20,268,781

Security	Shares	Value

Citigroup Capital XV, 6.50%[a]	1,571,028	$39,432,803
Citigroup Capital XVI, 6.45%[a]	2,377,256	59,478,945
Citigroup Capital XVII, 6.35%	1,758,250	44,008,997
Credit Suisse (Guernsey) Ltd., 7.90%	3,897,161	98,832,003
General Electric Capital Corp., 5.88%	1,948,043	50,649,118
General Electric Capital Corp., 6.00%	2,555,334	66,694,217
General Electric Capital Corp., 6.05%	1,546,945	40,607,306
General Electric Capital Corp., 6.10%	2,555,763	63,382,922
General Electric Capital Corp., 6.45%[a]	1,328,605	33,215,125
General Electric Capital Corp., 6.50%	732,479	20,143,173
General Electric Capital Corp., 6.63%	536,359	13,419,702
HSBC Finance Corp., 6.36%	1,468,761	36,807,151
Merrill Lynch Capital Trust I, 6.45%[a,b]	2,300,661	57,378,485
Merrill Lynch Capital Trust II, 6.45%[b]	2,081,790	51,794,935
Merrill Lynch Capital Trust III, 7.00%	1,392,541	34,799,600
Merrill Lynch Capital Trust III, 7.38%[a]	1,643,966	41,312,866
Merrill Lynch Capital Trust IV, 7.12%	731,126	18,248,905
Merrill Lynch Capital Trust V, 7.28%	1,567,858	39,274,843
Morgan Stanley Capital Trust III, 6.25%[a]	2,398,351	59,862,841
Morgan Stanley Capital Trust IV, 6.25%[a]	1,620,671	40,500,568
Morgan Stanley Capital Trust V, 5.75%	1,326,024	32,699,752

452

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

Morgan Stanley Capital Trust VI, 6.60%[a]	2,246,159	$56,603,207
Morgan Stanley Capital Trust VII, 6.60%[a]	2,950,031	73,898,277
Morgan Stanley Capital Trust VIII, 6.45%	2,115,631	52,658,056
Raymond James Financial Inc., 6.90%	925,478	25,237,785
RBS Capital Funding Trust V Series E, 5.90%[a]	3,299,693	67,181,749
RBS Capital Funding Trust VII Series G, 6.08%	4,584,152	94,983,629
SLM Corp., 3.99%[a,b]	542,306	12,749,614
SLM Corp., 6.00%	798,089	19,138,174
Stifel Financial Corp., 6.70%	459,776	12,142,684

		1,852,235,779
ELECTRIC — 3.88%
Constellation Energy Group Inc., 8.63%	1,190,633	30,396,860
Dominion Resources Inc., 8.38%	1,751,799	47,175,947
DTE Energy Co., 6.50%[a]	746,831	20,381,018
Entergy Arkansas Inc., 5.75%	597,544	15,960,400
Entergy Louisiana LLC, 5.25%	488,543	12,809,597
Entergy Louisiana LLC, 5.88%	389,785	10,399,464
Entergy Louisiana LLC, 6.00%[a]	429,021	11,450,570
Entergy Mississippi Inc., 6.00%[a]	393,506	10,581,376
Entergy Texas Inc., 7.88%[a]	392,220	11,327,314
FPL Group Capital Trust I, 5.88%[a]	805,962	20,584,269

Security	Shares	Value

NextEra Energy Capital Holdings Inc. Series A, 6.60%	924,205	$23,123,609
NextEra Energy Capital Holdings Inc. Series F, 8.75%	989,445	26,428,076
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,044,439	27,228,525
NextEra Energy Capital Holdings Inc. Series H, 5.63%	920,176	23,942,980
PPL Corp., 8.75%	1,247,355	67,020,384
SCE Trust I, 5.63%	1,247,907	32,196,001
Xcel Energy Inc., 7.60%	1,059,805	26,813,067

		417,819,457
HAND & MACHINE TOOLS — 0.45%
Stanley Black & Decker Inc., 5.75%	1,863,502	48,357,877

		48,357,877
HOLDING COMPANIES — DIVERSIFIED — 0.76%
Allied Capital Corp., 6.88%	646,816	16,092,782
Ares Capital Corp., 7.00%	379,756	10,093,914
Ares Capital Corp., 7.75%[a]	550,946	14,616,597
Kayne Anderson MLP Investment Co. Series E, 4.25%[a]	315,582	7,996,848
KKR Financial Holdings LLC, 7.50%	313,162	8,377,084
KKR Financial Holdings LLC, 8.38%	696,739	19,390,246
Prospect Capital Corp., 6.95%	215,524	5,599,314

		82,166,785
INSURANCE — 14.43%
Aegon NV, 4.00%[a,b]	621,654	14,472,105

453

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

Aegon NV, 6.38%	2,538,894	$63,878,573
Aegon NV, 6.50%[a]	1,245,610	30,978,321
Aegon NV, 6.88%	1,387,098	34,677,450
Aegon NV, 7.25%[a]	2,661,085	66,713,401
Aegon NV, 8.00%[a]	1,322,110	36,992,638
American Financial Group Inc., 5.75%[a]	300,725	7,614,357
American Financial Group Inc., 6.38%[a]	605,831	15,866,714
American Financial Group Inc., 7.00%	351,999	9,444,133
American International Group Inc., 6.45%[b]	1,929,936	48,094,005
American International Group Inc., 7.70%[b]	2,805,320	71,255,128
Arch Capital Group Ltd., 6.75%	854,913	22,937,316
Argo Group US Inc., 6.50%	347,174	8,641,161
Aspen Insurance Holdings Ltd., 7.25%[a]	414,549	10,852,893
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	609,559	15,196,306
Aviva PLC, 8.25%	1,051,165	29,222,387
Axis Capital Holdings Ltd., 7.25%	327,202	8,255,306
Axis Capital Holdings Ltd. Series C, 6.88%	1,061,387	28,339,033
Endurance Specialty Holdings Ltd., 7.50%	641,263	17,096,072
Endurance Specialty Holdings Ltd., 7.75%[a]	531,215	14,071,885
Everest Re Capital Trust II Series B, 6.20%	853,030	21,436,644

Security	Shares	Value

Hartford Financial Services Group Inc., 7.25%[a]	1,488,876	$30,745,289
Hartford Financial Services Group Inc., 7.88%[b]	1,530,579	43,942,923
ING Groep NV, 6.13%	1,750,242	41,848,286
ING Groep NV, 6.20%[a]	1,256,653	30,687,466
ING Groep NV, 6.38%	2,605,412	63,024,916
ING Groep NV, 7.05%	2,008,437	50,231,009
ING Groep NV, 7.20%	2,807,302	70,407,134
ING Groep NV, 7.38%	3,747,629	93,653,249
ING Groep NV, 8.50%	5,001,100	127,978,149
Maiden Holdings Ltd., 8.25%[a]	359,807	9,358,580
Maiden Holdings North America Ltd., 8.00%	263,382	6,945,383
MetLife Inc., 4.00%[a,b]	1,641,766	41,273,997
MetLife Inc., 6.50%	3,833,992	96,654,938
Montpelier Re Holdings Ltd., 8.88%	402,866	10,869,325
PartnerRe Ltd., 6.75%	803,282	20,250,739
PartnerRe Ltd., 7.25%	1,017,974	27,515,837
Phoenix Companies Inc. (The), 7.45%[a]	688,812	14,795,682
Protective Life Corp., 6.00%	355,914	9,118,517
Protective Life Corp., 6.25%	752,158	19,608,759
Protective Life Corp., 8.00%[a]	330,977	7,989,785
Prudential Financial Inc., 5.75%	300,000	7,650,000

454

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

Prudential Financial Inc., 9.00%	2,368,195	$61,146,795
Prudential PLC, 6.50%	797,893	20,186,693
Prudential PLC, 6.75%[a]	661,167	16,595,292
Reinsurance Group of America Inc., 6.20%[b]	993,122	26,923,537
RenaissanceRe Holdings Ltd., 6.08%	666,497	16,722,410
RenaissanceRe Holdings Ltd. Series D, 6.60%[a]	408,411	10,267,453

		1,552,427,971
MINING — 0.36%
AngloGold Ashanti Holdings Finance PLC, 6.00%	981,612	36,682,840
Molycorp Inc. Series A, 5.50%[a]	97,292	2,407,977

		39,090,817
OIL & GAS — 0.75%
Apache Corp., 6.00%	1,613,270	73,726,439
Magnum Hunter Resources Corp. Series C, 10.25%	257,855	6,521,153

		80,247,592
PHARMACEUTICALS — 0.19%
Omnicare Capital Trust II Series B, 4.00%	436,162	20,966,307

		20,966,307
PIPELINES — 0.21%
El Paso Energy Capital Trust I, 4.75%	407,247	22,480,034

		22,480,034
REAL ESTATE INVESTMENT TRUSTS — 9.70%
Alexandria Real Estate Equities Inc. Series E, 6.45%	341,080	8,987,458

Security	Shares	Value

American Capital Agency Corp., 8.00%	454,658	$11,675,617
Annaly Capital Management Inc. Series C, 7.63%	790,686	19,846,219
Annaly Capital Management Inc., 7.50%	1,145,554	28,489,928
Apollo Residential Mortgage Inc., 8.00%	426,419	10,570,927
Ashford Hospitality Trust Inc. Series D, 8.45%	618,457	15,554,194
Ashford Hospitality Trust Inc. Series E, 9.00%	304,029	8,147,977
Brandywine Realty Trust Series E, 6.90%	250,452	6,419,085
Capstead Mortgage Corp. Series B, 1.26%	1,303,855	18,658,165
CBL & Associates Properties Inc. Series D, 7.38%	1,199,081	30,036,979
Chesapeake Lodging Trust, 7.75%	220,011	5,825,891
Colony Financial Inc. Series A, 8.50%	407,310	10,643,010
CommonWealth REIT, 5.75%	419,356	9,808,737
CommonWealth REIT, 7.50%	401,955	8,565,661
CommonWealth REIT Series D, 6.50%	1,036,823	23,929,875
CommonWealth REIT Series E, 7.25%	733,982	18,511,026
Corporate Office Properties Trust Series L, 7.38%	456,759	11,482,921

455

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

DDR Corp., 6.50%	481,888	$11,786,980
Digital Realty Trust Inc., 7.00%	777,250	20,729,258
Digital Realty Trust Inc. Series F, 6.63%[a]	461,354	12,036,726
DuPont Fabros Technology Inc. Series B, 7.63%[a]	413,765	11,035,113
FelCor Lodging Trust Inc. Series C, 8.00%	446,404	10,896,722
Glimcher Realty Trust, 7.50%[a]	237,488	6,029,820
Hatteras Financial Corp., 7.63%	698,652	17,445,340
Health Care REIT Inc. Series I, 6.50%	915,207	52,340,688
Health Care REIT Inc. Series J, 6.50%[a]	760,129	20,447,470
Hospitality Properties Trust Series C, 7.00%[a]	787,306	19,855,857
Hospitality Properties Trust Series D, 7.13%	754,641	20,073,451
Invesco Mortgage Capital Inc., 7.75%	336,652	8,396,101
Kilroy Realty Corp. Series G, 6.88%	262,776	6,808,526
Kimco Realty Corp., 5.50%	545,012	13,543,548
Kimco Realty Corp., 5.63%	100,000	2,482,000
Kimco Realty Corp. Series H, 6.90%	460,029	12,250,572

Security	Shares	Value

Kimco Realty Corp. Series I, 6.00%	1,069,050	$27,378,371
MFA Financial Inc., 8.00%	264,612	6,816,405
National Retail Properties Inc. Series D, 6.63%[a]	764,249	20,290,811
NorthStar Realty Finance Corp. Series B, 8.25%	599,022	14,160,880
Pennsylvania Real Estate Investment Trust, 8.25%[a]	303,250	7,969,410
PS Business Parks Inc., 5.75%	569,681	14,242,025
PS Business Parks Inc. Series S, 6.45%	608,221	16,038,788
PS Business Parks Inc. Series T, 6.00%[a]	923,541	23,818,122
Public Storage, 5.38%	1,064,002	27,451,252
Public Storage, 5.90%	1,214,270	31,753,160
Public Storage, 6.35%	1,291,992	34,599,546
Public Storage, 6.88%	381,390	10,316,600
Public Storage Series Q, 6.50%[a]	1,007,266	27,337,199
Public Storage Series T, 5.75%	1,228,813	31,912,274
Public Storage Series U, 5.63%	760,896	19,768,078
Realty Income Corp. Series F, 6.63%	1,076,799	28,556,709

456

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2012

Security	Shares	Value

Regency Centers Corp. Series 6, 6.63%	656,821	$17,451,734
Senior Housing Properties Trust, 5.63%[a]	810,430	19,944,682
SL Green Realty Corp., 6.50%	574,100	14,409,910
Taubman Centers Inc., 6.50%	462,528	11,845,342
Vornado Realty LP, 7.88%	1,224,495	33,159,325
Vornado Realty Trust, 6.88%[a]	653,250	17,618,153
Vornado Realty Trust Series K, 5.70%[a]	734,000	18,739,020
Wachovia Preferred Funding Corp., 7.25%	1,946,977	51,419,663
Weingarten Realty Investors Series F, 6.50%	927,924	23,160,983

		1,043,470,284
SAVINGS & LOANS — 0.25%
First Niagara Financial Group Inc. Series B, 8.63%[b]	926,386	26,355,682

		26,355,682
TELECOMMUNICATIONS — 1.96%
Qwest Corp., 7.00%[a]	1,348,766	35,607,422
Qwest Corp., 7.00%	1,054,607	27,409,236
Qwest Corp., 7.38%	1,686,534	45,215,977
Qwest Corp., 7.50%	1,480,845	39,938,390
Telephone & Data Systems Inc., 6.88%	602,178	15,716,846
Telephone & Data Systems Inc., 7.00%[a]	804,608	21,306,020
United States Cellular Corp., 6.95%	925,565	25,480,804

		210,674,695

Security	Shares	Value

TRANSPORTATION — 0.24%
Seaspan Corp. Series C, 9.50%	929,900	$25,618,745

		25,618,745

TOTAL PREFERRED STOCKS
(Cost: $10,322,249,614)		10,699,715,825

SHORT-TERM INVESTMENTS — 2.09%

MONEY MARKET FUNDS — 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	112,674,261	112,674,261
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%[c,d,e]	8,032,190	8,032,190
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	104,751,087	104,751,087

		225,457,538

TOTAL SHORT-TERM INVESTMENTS
(Cost: $225,457,538)		225,457,538

TOTAL INVESTMENTS IN SECURITIES — 101.52%
(Cost: $10,547,707,152)		10,925,173,363
Other Assets, Less Liabilities — (1.52)%		(163,947,534)

NET ASSETS — 100.00%		$10,761,225,829

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

457

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Series/Index Fund/ETF	iShares Index Fund
2013 S&P AMT-Free Municipal	S&P Asia 50
2014 S&P AMT-Free Municipal	S&P Developed ex-U.S. Property
2015 S&P AMT-Free Municipal	S&P Emerging Markets Infrastructure
2016 S&P AMT-Free Municipal	S&P Europe 350
2017 S&P AMT-Free Municipal	S&P Global 100
Core S&P 500	S&P Global Clean Energy
Core S&P Mid-Cap	S&P Global Consumer Discretionary Sector
Core S&P Small-Cap	S&P Global Consumer Staples Sector
Core S&P Total U.S. Stock Market	S&P Global Energy Sector
Nasdaq Biotechnology	S&P Global Financials Sector
Russell 1000	S&P Global Healthcare Sector
Russell 1000 Growth	S&P Global Industrials Sector
Russell 1000 Value	S&P Global Infrastructure
Russell 2000	S&P Global Materials Sector
Russell 2000 Growth	S&P Global Nuclear Energy
Russell 2000 Value	S&P Global Technology Sector
Russell 3000	S&P Global Telecommunications Sector
Russell 3000 Growth	S&P Global Timber & Forestry
Russell 3000 Value	S&P Global Utilities Sector
Russell Microcap	S&P India Nifty 50
Russell Midcap	S&P International Preferred Stock
Russell Midcap Growth	S&P Latin America 40
Russell Midcap Value	S&P MidCap 400 Growth
Russell Top 200	S&P MidCap 400 Value
Russell Top 200 Growth	S&P SmallCap 600 Growth
Russell Top 200 Value	S&P SmallCap 600 Value
S&P 100	S&P/TOPIX 150
S&P 500 Growth	S&P U.S. Preferred Stock
S&P 500 Value

The iShares S&P India Nifty 50 Index Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in Indian securities included in the Fund’s underlying index. The accompanying schedule of investments is consolidated and includes the securities held by the Subsidiary.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of December 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Series/Index Fund/ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

2013 S&P AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$37,450,224	$—	$37,450,224
Short-Term Investments	44,959	—	—	44,959

	$44,959	$37,450,224	$—	$37,495,183

2014 S&P AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$48,355,084	$—	$48,355,084
Short-Term Investments	43,127	—	—	43,127

	$43,127	$48,355,084	$—	$48,398,211

2015 S&P AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$52,210,232	$—	$52,210,232
Short-Term Investments	451,026	—	—	451,026

	$451,026	$52,210,232	$—	$52,661,258

2016 S&P AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$49,620,392	$—	$49,620,392
Short-Term Investments	2,776,489	—	—	2,776,489

	$2,776,489	$49,620,392	$—	$52,396,881

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Series/Index Fund/ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

2017 S&P AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$65,061,395	$—	$65,061,395
Short-Term Investments	213,427	—	—	213,427

	$213,427	$65,061,395	$—	$65,274,822

Core S&P 500
Assets:
Common Stocks	$34,986,901,401	$—	$—	$34,986,901,401
Short-Term Investments	931,999,018	—	—	931,999,018
Futures Contracts[a]	282,163	—	—	282,163

	$35,919,182,582	$—	$—	$35,919,182,582

Core S&P Mid-Cap
Assets:
Common Stocks	$13,566,707,106	$—	$—	$13,566,707,106
Short-Term Investments	1,620,066,796	—	—	1,620,066,796
Futures Contracts[a]	263,682	—	—	263,682

	$15,187,037,584	$—	$—	$15,187,037,584

Core S&P Small-Cap
Assets:
Common Stocks	$8,067,125,362	$—	$3,490	$8,067,128,852
Short-Term Investments	1,296,453,851	—	—	1,296,453,851
Liabilities:
Short Positions	(1,919)	—	—	(1,919)

	$9,363,577,294	$—	$3,490	$9,363,580,784

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$437,398,049	$—	$7	$437,398,056
Short-Term Investments	9,941,839	—	—	9,941,839

	$447,339,888	$—	$7	$447,339,895

Nasdaq Biotechnology
Assets:
Common Stocks	$2,130,564,592	$—	$—	$2,130,564,592
Short-Term Investments	548,681,493	—	—	548,681,493

	$2,679,246,085	$—	$—	$2,679,246,085

Russell 1000
Assets:
Common Stocks	$6,574,105,421	$—	$—	$6,574,105,421
Short-Term Investments	199,099,444	—	—	199,099,444
Futures Contracts[a]	37,336	—	—	37,336

	$6,773,242,201	$—	$—	$6,773,242,201

Russell 1000 Growth
Assets:
Common Stocks	$16,878,299,780	$—	$—	$16,878,299,780
Short-Term Investments	841,716,735	—	—	841,716,735

	$17,720,016,515	$—	$—	$17,720,016,515

Russell 1000 Value
Assets:
Common Stocks	$14,525,126,308	$—	$—	$14,525,126,308
Short-Term Investments	435,486,803	—	—	435,486,803

	$14,960,613,111	$—	$—	$14,960,613,111

Russell 2000
Assets:
Common Stocks	$16,494,823,977	$29,337	$2,771	$16,494,856,085
Investment Companies	2,034,516	—	—	2,034,516
Warrants	—	4,348	—	4,348
Short-Term Investments	2,881,239,182	—	—	2,881,239,182

	$19,378,097,675	$33,685	$2,771	$19,378,134,131

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Series/Index Fund/ETF and	Investments
Investment Type	Level 1	Level 2	Level 3		Total

Russell 2000 Growth
Assets:
Common Stocks	$3,919,822,931	$5,523	$4		$3,919,828,458
Warrants	—	2,209	—		2,209
Short-Term Investments	740,988,906	—	—		740,988,906

	$4,660,811,837	$7,732	$4		$4,660,819,573

Russell 2000 Value
Assets:
Common Stocks	$4,241,770,006	$13,713	$1,735		$4,241,785,454
Investment Companies	1,035,186	—	—		1,035,186
Short-Term Investments	664,253,903	—	—		664,253,903

	$4,907,059,095	$13,713	$1,735		$4,907,074,543

Russell 3000
Assets:
Common Stocks	$3,726,221,788	$672	$57		$3,726,222,517
Investment Companies	35,229	—	—		35,229
Warrants	—	75	—		75
Short-Term Investments	123,647,275	—	—		123,647,275

	$3,849,904,292	$747	$57		$3,849,905,096

Russell 3000 Growth
Assets:
Common Stocks	$365,283,622	$63	$0	[b]	$365,283,685
Warrants	—	14	—		14
Short-Term Investments	11,610,485	—	—		11,610,485

	$376,894,107	$77	$0	[b]	$376,894,184

Russell 3000 Value
Assets:
Common Stocks	$366,026,190	$105	$11		$366,026,306
Investment Companies	6,802	—	—		6,802
Short-Term Investments	9,363,978	—	—		9,363,978

	$375,396,970	$105	$11		$375,397,086

Russell Microcap
Assets:
Common Stocks	$459,547,985	$—	$446		$459,548,431
Investment Companies	282,039	—	—		282,039
Short-Term Investments	75,669,223	—	—		75,669,223

	$535,499,247	$—	$446		$535,499,693

Russell Midcap
Assets:
Common Stocks	$6,515,351,948	$—	$—		$6,515,351,948
Short-Term Investments	485,949,458	—	—		485,949,458

	$7,001,301,406	$—	$—		$7,001,301,406

Russell Midcap Growth
Assets:
Common Stocks	$3,285,508,080	$—	$—		$3,285,508,080
Short-Term Investments	257,420,729	—	—		257,420,729

	$3,542,928,809	$—	$—		$3,542,928,809

Russell Midcap Value
Assets:
Common Stocks	$3,896,667,899	$—	$—		$3,896,667,899
Short-Term Investments	250,660,365	—	—		250,660,365

	$4,147,328,264	$—	$—		$4,147,328,264

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Series/Index Fund/ETF and	Investments
Investment Type	Level 1	Level 2	Level 3		Total

Russell Top 200
Assets:
Common Stocks	$51,853,785	$—	$—		$51,853,785
Short-Term Investments	76,609	—	—		76,609

	$51,930,394	$—	$—		$51,930,394

Russell Top 200 Growth
Assets:
Common Stocks	$351,664,137	$—	$—		$351,664,137
Short-Term Investments	361,743	—	—		361,743

	$352,025,880	$—	$—		$352,025,880

Russell Top 200 Value
Assets:
Common Stocks	$79,285,977	$—	$—		$79,285,977
Short-Term Investments	106,581	—	—		106,581

	$79,392,558	$—	$—		$79,392,558

S&P 100
Assets:
Common Stocks	$3,898,986,463	$—	$—		$3,898,986,463
Short-Term Investments	39,182,415	—	—		39,182,415
Liabilities:
Short Positions	(64,946)	—	—		(64,946)

	$3,938,103,932	$—	$—		$3,938,103,932

S&P 500 Growth
Assets:
Common Stocks	$6,635,363,564	$—	$—		$6,635,363,564
Short-Term Investments	171,752,122	—	—		171,752,122

	$6,807,115,686	$—	$—		$6,807,115,686

S&P 500 Value
Assets:
Common Stocks	$4,863,082,558	$—	$—		$4,863,082,558
Short-Term Investments	152,654,778	—	—		152,654,778
Liabilities:
Short Positions	(15,570,189)	—	—		(15,570,189)

	$5,000,167,147	$—	$—		$5,000,167,147

S&P Asia 50
Assets:
Common Stocks	$226,127,879	$—	$—		$226,127,879
Short-Term Investments	8,467,125	—	—		8,467,125

	$234,595,004	$—	$—		$234,595,004

S&P Developed ex-U.S. Property
Assets:
Common Stocks	$231,173,018	$—	$28		$231,173,046
Warrants	—	—	0	[b]	—
Investment Companies	956,998	—	—		956,998
Short-Term Investments	2,850,810	—	—		2,850,810

	$234,980,826	$—	$28		$234,980,854

S&P Emerging Markets Infrastructure
Assets:
Common Stocks	$124,373,352	$—	$—		$124,373,352
Preferred Stocks	4,985,544	—	—		4,985,544
Short-Term Investments	2,053,845	—	—		2,053,845

	$131,412,741	$—	$—		$131,412,741

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Series/Index Fund/ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

S&P Europe 350
Assets:
Common Stocks	$1,186,118,883	$—	$3	$1,186,118,886
Preferred Stocks	10,409,836	—	—	10,409,836
Rights	87,528	—	—	87,528
Short-Term Investments	5,335,356	—	—	5,335,356

	$1,201,951,603	$—	$3	$1,201,951,606

S&P Global 100
Assets:
Common Stocks	$1,049,410,402	$—	$—	$1,049,410,402
Rights	73,002	—	—	73,002
Short-Term Investments	5,683,973	—	—	5,683,973

	$1,055,167,377	$—	$—	$1,055,167,377

S&P Global Clean Energy
Assets:
Common Stocks	$23,892,334	$—	$—	$23,892,334
Preferred Stocks	2,257,464	—	—	2,257,464
Short-Term Investments	6,563,369	—	—	6,563,369

	$32,713,167	$—	$—	$32,713,167

S&P Global Consumer Discretionary Sector
Assets:
Common Stocks	$158,535,885	$770,360	$—	$159,306,245
Preferred Stocks	2,991,183	—	—	2,991,183
Short-Term Investments	2,847,723	—	—	2,847,723

	$164,374,791	$770,360	$—	$165,145,151

S&P Global Consumer Staples Sector
Assets:
Common Stocks	$429,729,206	$1,076,704	$—	$430,805,910
Preferred Stocks	7,516,185	—	—	7,516,185
Short-Term Investments	5,229,206	—	—	5,229,206

	$442,474,597	$1,076,704	$—	$443,551,301

S&P Global Energy Sector
Assets:
Common Stocks	$972,708,158	$—	$—	$972,708,158
Preferred Stocks	15,749,591	—	—	15,749,591
Rights	197,893	—	—	197,893
Short-Term Investments	15,377,281	—	—	15,377,281

	$1,004,032,923	$—	$—	$1,004,032,923

S&P Global Financials Sector
Assets:
Common Stocks	$215,476,000	$—	$9	$215,476,009
Preferred Stocks	3,307,087	—	—	3,307,087
Short-Term Investments	2,471,134	—	—	2,471,134

	$221,254,221	$—	$9	$221,254,230

S&P Global Healthcare Sector
Assets:
Common Stocks	$570,163,783	$—	$—	$570,163,783
Short-Term Investments	7,764,277	—	—	7,764,277

	$577,928,060	$—	$—	$577,928,060

S&P Global Industrials Sector
Assets:
Common Stocks	$152,657,909	$—	$—	$152,657,909
Short-Term Investments	1,415,880	—	—	1,415,880

	$154,073,789	$—	$—	$154,073,789

7

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Series/Index Fund/ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

S&P Global Infrastructure
Assets:
Common Stocks	$349,228,863	$—	$—	$349,228,863
Investment Companies	4,072,773	—	—	4,072,773
Preferred Stocks	1,814,866	—	—	1,814,866
Short-Term Investments	3,623,654	—	—	3,623,654

	$358,740,156	$—	$—	$358,740,156

S&P Global Materials Sector
Assets:
Common Stocks	$471,209,862	$—	$—	$471,209,862
Preferred Stocks	13,511,711	—	—	13,511,711
Short-Term Investments	4,341,385	—	—	4,341,385

	$489,062,958	$—	$—	$489,062,958

S&P Global Nuclear Energy
Assets:
Common Stocks	$8,822,719	$—	$—	$8,822,719
Preferred Stocks	57,725	—	—	57,725
Short-Term Investments	24,782	—	—	24,782

	$8,905,226	$—	$—	$8,905,226

S&P Global Technology Sector
Assets:
Common Stocks	$482,879,053	$—	$—	$482,879,053
Short-Term Investments	12,709,179	—	—	12,709,179

	$495,588,232	$—	$—	$495,588,232

S&P Global Telecommunications Sector
Assets:
Common Stocks	$471,618,906	$—	$—	$471,618,906
Preferred Stocks	1,437,782	—	—	1,437,782
Short-Term Investments	7,457,549	—	—	7,457,549

	$480,514,237	$—	$—	$480,514,237

S&P Global Timber & Forestry
Assets:
Common Stocks	$222,157,199	$—	$8	$222,157,207
Preferred Stocks	4,171,886	—	—	4,171,886
Short-Term Investments	30,432,095	—	—	30,432,095

	$256,761,180	$—	$8	$256,761,188

S&P Global Utilities Sector
Assets:
Common Stocks	$231,780,307	$—	$—	$231,780,307
Preferred Stocks	1,813,086	—	—	1,813,086
Short-Term Investments	1,046,156	—	—	1,046,156

	$234,639,549	$—	$—	$234,639,549

S&P India Nifty 50
Assets:
Common Stocks	$358,234,072	$—	$—	$358,234,072
Short-Term Investments	250,478	—	—	250,478

	$358,484,550	$—	$—	$358,484,550

S&P International Preferred Stock
Assets:
Preferred Stocks	$122,370,310	$—	$—	$122,370,310
Short-Term Investments	3,164,846	—	—	3,164,846

	$125,535,156	$—	$—	$125,535,156

8

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Series/Index Fund/ETF and	Investments
Investment Type	Level 1	Level 2	Level 3	Total

S&P Latin America 40
Assets:
Common Stocks	$898,968,319	$—	$—	$898,968,319
Preferred Stocks	692,319,980	—	—	692,319,980
Short-Term Investments	170,873,055	—	—	170,873,055

	$1,762,161,354	$—	$—	$1,762,161,354

S&P MidCap 400 Growth
Assets:
Common Stocks	$3,159,652,317	$—	$—	$3,159,652,317
Short-Term Investments	347,465,312	—	—	347,465,312

	$3,507,117,629	$—	$—	$3,507,117,629

S&P MidCap 400 Value
Assets:
Common Stocks	$2,251,871,162	$—	$—	$2,251,871,162
Short-Term Investments	173,678,797	—	—	173,678,797

	$2,425,549,959	$—	$—	$2,425,549,959

S&P SmallCap 600 Growth
Assets:
Common Stocks	$1,594,200,305	$—	$—	$1,594,200,305
Short-Term Investments	270,509,532	—	—	270,509,532

	$1,864,709,837	$—	$—	$1,864,709,837

S&P SmallCap 600 Value
Assets:
Common Stocks	$1,910,486,946	$—	$1,774	$1,910,488,720
Short-Term Investments	215,382,182	—	—	215,382,182

	$2,125,869,128	$—	$1,774	$2,125,870,902

S&P/TOPIX 150
Assets:
Common Stocks	$62,675,786	$—	$—	$62,675,786
Short-Term Investments	728,393	—	—	728,393

	$63,404,179	$—	$—	$63,404,179

S&P U.S. Preferred Stock
Assets:
Preferred Stocks	$10,699,715,825	$—	$—	$10,699,715,825
Short-Term Investments	225,457,538	—	—	225,457,538

	$10,925,173,363	$—	$—	$10,925,173,363

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Series/Index Fund/ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2013 S&P AMT-Free Municipal	$37,371,724	$136,423	$(12,964)	$123,459
2014 S&P AMT-Free Municipal	47,995,072	422,640	(19,501)	403,139
2015 S&P AMT-Free Municipal	51,748,763	924,486	(11,991)	912,495
2016 S&P AMT-Free Municipal	51,218,443	1,205,018	(26,580)	1,178,438
2017 S&P AMT-Free Municipal	63,386,208	1,922,833	(34,219)	1,888,614
Core S&P 500	37,581,481,606	2,107,582,097	(3,770,163,284)	(1,662,581,187)
Core S&P Mid-Cap	14,513,294,073	1,744,259,449	(1,070,779,620)	673,479,829
Core S&P Small-Cap	9,404,993,476	1,056,876,644	(1,098,287,417)	(41,410,773)
Core S&P Total U.S. Stock Market	424,589,594	62,662,452	(39,912,151)	22,750,301
Nasdaq Biotechnology	2,936,837,067	126,823,751	(384,414,733)	(257,590,982)
Russell 1000	6,807,546,398	803,406,346	(837,747,879)	(34,341,533)
Russell 1000 Growth	15,666,596,568	2,512,564,633	(459,144,686)	2,053,419,947
Russell 1000 Value	14,882,710,566	1,488,090,365	(1,410,187,820)	77,902,545
Russell 2000	23,308,947,958	162,945,489	(4,093,759,316)	(3,930,813,827)
Russell 2000 Growth	4,836,713,248	320,380,970	(496,274,645)	(175,893,675)
Russell 2000 Value	5,210,737,394	369,778,844	(673,441,695)	(303,662,851)
Russell 3000	3,958,458,105	466,174,374	(574,727,383)	(108,553,009)
Russell 3000 Growth	333,983,755	55,949,412	(13,038,983)	42,910,429
Russell 3000 Value	424,514,234	25,067,400	(74,184,548)	(49,117,148)
Russell Microcap	604,205,030	46,177,660	(114,882,997)	(68,705,337)
Russell Midcap	6,560,158,093	1,125,374,950	(684,231,637)	441,143,313
Russell Midcap Growth	3,182,446,513	504,471,602	(143,989,306)	360,482,296
Russell Midcap Value	4,113,370,222	358,234,330	(324,276,288)	33,958,042
Russell Top 200	52,619,156	2,024,161	(2,712,923)	(688,762)
Russell Top 200 Growth	318,564,200	40,241,488	(6,779,808)	33,461,680
Russell Top 200 Value	80,102,899	3,823,066	(4,533,407)	(710,341)
S&P 100	4,319,446,273	115,078,817	(496,356,212)	(381,277,395)
S&P 500 Growth	5,709,137,704	1,217,553,924	(119,575,942)	1,097,977,982
S&P 500 Value	5,143,496,166	398,777,296	(526,536,126)	(127,758,830)
S&P Asia 50	190,178,959	52,972,809	(8,556,764)	44,416,045
S&P Developed ex-U.S. Property	226,639,490	24,159,009	(15,817,645)	8,341,364
S&P Emerging Markets Infrastructure	124,218,859	17,928,846	(10,734,964)	7,193,882
S&P Europe 350	1,400,697,538	120,277,451	(319,023,383)	(198,745,932)
S&P Global 100	1,164,412,950	105,367,949	(214,613,522)	(109,245,573)
S&P Global Clean Energy	44,944,812	1,625,068	(13,856,713)	(12,231,645)
S&P Global Consumer Discretionary Sector	151,068,434	21,800,205	(7,723,488)	14,076,717
S&P Global Consumer Staples Sector	401,134,099	57,299,110	(14,881,908)	42,417,202
S&P Global Energy Sector	1,073,567,826	76,234,878	(145,769,781)	(69,534,903)
S&P Global Financials Sector	283,484,479	10,430,387	(72,660,636)	(62,230,249)
S&P Global Healthcare Sector	553,581,537	58,221,840	(33,875,317)	24,346,523
S&P Global Industrials Sector	163,247,166	11,575,126	(20,748,503)	(9,173,377)
S&P Global Infrastructure	366,677,185	54,764,344	(62,701,373)	(7,937,029)
S&P Global Materials Sector	556,840,922	32,374,516	(100,152,480)	(67,777,964)
S&P Global Nuclear Energy	10,559,696	632,582	(2,287,052)	(1,654,470)
S&P Global Technology Sector	483,714,433	98,986,983	(87,113,184)	11,873,799
S&P Global Telecommunications Sector	537,690,473	24,300,360	(81,476,596)	(57,176,236)
S&P Global Timber & Forestry	262,432,809	27,626,324	(33,297,945)	(5,671,621)
S&P Global Utilities Sector	303,995,628	15,606,949	(84,963,028)	(69,356,079)
S&P India Nifty 50	347,829,507	41,425,251	(30,770,208)	10,655,043
S&P International Preferred Stock	119,527,946	6,302,593	(295,383)	6,007,210
S&P Latin America 40	2,032,712,250	177,010,964	(447,561,860)	(270,550,896)
S&P MidCap 400 Growth	3,210,891,054	389,770,503	(93,543,928)	296,226,575
S&P MidCap 400 Value	2,398,080,265	216,110,171	(188,640,477)	27,469,694
S&P SmallCap 600 Growth	1,651,196,566	265,100,705	(51,587,434)	213,513,271
S&P SmallCap 600 Value	2,190,873,175	121,254,919	(186,257,192)	(65,002,273)
S&P/TOPIX 150	89,922,525	3,113,126	(29,631,472)	(26,518,346)
S&P U.S. Preferred Stock	10,564,647,182	534,792,127	(174,265,946)	360,526,181

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended December 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund/ ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	236,012	224,700	(116,189)	344,523	$71,216,349	$1,417,460	$911,878
PNC Financial Services Group Inc. (The)	1,242,068	688,871	(478,634)	1,452,305	84,683,905	1,553,738	934,944

					$155,900,254	$2,971,198	$1,846,822

Core S&P Total U.S. Stock Market
BlackRock Inc.	2,686	1,619	(514)	3,791	$783,638	$14,916	$(498)
PNC Financial Services Group Inc. (The)	14,131	3,716	(1,827)	16,020	934,126	15,994	1,359

					$1,717,764	$30,910	$861

Russell 1000
BlackRock Inc.	40,964	23,872	(7,197)	57,639	$11,914,558	$230,939	$2,662
PNC Financial Services Group Inc. (The)	251,867	21,321	(34,467)	238,721	13,919,822	290,811	73,403

					$25,834,380	$521,750	$76,065

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund/ ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell 1000 Growth
BlackRock Inc.	96,146	89,664	(23,396)	162,414	$33,572,598	$613,397	$175,338

Russell 1000 Value
BlackRock Inc.	74,452	50,920	(10,494)	114,878	$23,746,431	$430,626	$69,615
PNC Financial Services Group Inc. (The)	906,781	236,926	(114,714)	1,028,993	60,000,582	1,093,626	69,279

					$83,747,013	$1,524,252	$138,894

Russell 2000
BlackRock Kelso Capital Corp.	875,995	—	—	875,995	$8,812,510	$683,276	$—
PennyMac Mortgage Investment Trust	363,630	2,833,114	(2,388,964)	807,780	20,428,756	924,877	3,961,689

					$29,241,266	$1,608,153	$3,961,689

Russell 2000 Value
BlackRock Kelso Capital Corp.	482,823	—	—	482,823	$4,857,199	$376,602	$—
PennyMac Mortgage Investment Trust	197,785	304,258	(99,412)	402,631	10,182,538	487,607	350,080

					$15,039,737	$864,209	$350,080

Russell 3000
BlackRock Inc.	18,761	16,501	(5,231)	30,031	$6,207,708	$116,738	$24,407
BlackRock Kelso Capital Corp.	15,894	—	—	15,894	159,894	12,397	—
PennyMac Mortgage Investment Trust	6,611	9,382	(2,018)	13,975	353,428	16,562	9,356
PNC Financial Services Group Inc. (The)	115,277	31,628	(22,106)	124,799	7,277,030	141,637	42,640

					$13,998,060	$287,334	$76,403

Russell 3000 Growth
BlackRock Inc.	1,833	1,791	(351)	3,273	$676,562	$12,230	$4,895

Russell 3000 Value
BlackRock Inc.	1,725	1,593	(646)	2,672	$552,329	$9,959	$10,398
BlackRock Kelso Capital Corp.	2,896	—	(156)	2,740	27,564	2,137	(181)
PennyMac Mortgage Investment Trust	1,209	2,159	(664)	2,704	68,384	3,094	2,942
PNC Financial Services Group Inc. (The)	20,955	9,188	(6,255)	23,888	1,392,909	25,266	7,510

					$2,041,186	$40,456	$20,669

Russell Microcap
PennyMac Mortgage Investment Trust	59,513	17,676	(77,189)	—	$—	$30,670	$78,612

Russell Top 200
BlackRock Inc.	1,067	1,707	(2,128)	646	$133,534	$4,653	$(22,430)
PNC Financial Services Group Inc. (The)	6,546	8,892	(12,755)	2,683	156,446	6,164	(15,106)

					$289,980	$10,817	$(37,536)

Russell Top 200 Growth
BlackRock Inc.	2,813	2,171	(256)	4,728	$977,325	$18,534	$(65)

Russell Top 200 Value
BlackRock Inc.	563	1,042	(695)	910	$188,106	$3,672	$(112)
PNC Financial Services Group Inc. (The)	6,820	9,738	(8,420)	8,138	474,527	12,296	26,560

					$662,633	$15,968	$26,448

12

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund/ ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P 500 Growth
BlackRock Inc.	103,858	43,938	(71,931)	75,865	$15,682,054	$593,117	$420,736

S&P 500 Value
BlackRock Inc.	—	39,595	—	39,595	$8,184,683	$—	$—
PNC Financial Services Group Inc. (The)	406,818	78,663	(69,183)	416,298	24,274,336	481,676	99,659

					$32,459,019	$481,676	$99,659

S&P Emerging Markets Infrastructure
iShares MSCI Malaysia Index Fund	314,352	—	(314,352)	—	$—	$—	$356,912

S&P Global Financials Sector
BlackRock Inc.	4,002	3,230	(1,800)	5,432	$1,122,849	$21,926	$(1,905)
PNC Financial Services Group Inc. (The)	20,706	9,440	(7,060)	23,086	1,346,145	23,514	(34,355)

					$2,468,994	$45,440	$(36,260)

S&P U.S. Preferred Stock
PNC Capital Trust D	490,274	28,272	(518,546)	—	$—	$88,109	$(106,979)
PNC Capital Trust E	1,410,262	194,350	(1,604,612)	—	—	1,086,667	(718,294)
PNC Financial Services Group Inc. (The) Series L	96,364	315,249	(13,363)	398,250	10,250,955	526,194	654
PNC Financial Services Group Inc. (The) Series P	—	4,049,280	(240,508)	3,808,772	105,541,072	1,894,564	50,018
PNC Financial Services Group Inc. (The) Series Q	—	1,131,012	(18,040)	1,112,972	27,768,651	285,660	(2,798)

					$143,560,678	$3,881,194	$(777,399)

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of December 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

13

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

14

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	February 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	February 27, 2013